Registration No. 2-30070
                                                     Registration No. 811-01705
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                       -----------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    | |


           Pre-Effective Amendment No.                                     | |
                                       ----


           Post-Effective Amendment No.  88                                |X|
                                       ----
                                     AND/OR




REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            | |



           Amendment No.  186                                              |X|
                         ----

                        (Check appropriate box or boxes)
                        --------------------------------

                               SEPARATE ACCOUNT A
                                       of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)
                           --------------------------


                      AXA EQUITABLE LIFE INSURANCE COMPANY
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)


        Depositor's Telephone Number, including Area Code: (212) 554-1234
                          ----------------------------



                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL


                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)
                        --------------------------------


                  Please send copies of all communications to:
                           CHRISTOPHER E. PALMER, ESQ.
                               Goodwin Procter LLP
                         901 New York Avenue, Northwest
                             Washington, D.C. 20001
                        ---------------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):


| |     Immediately upon filing pursuant to paragraph (b) of Rule 485.


|X|     On April 30, 2008 pursuant to paragraph (b) of Rule 485.


| |     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

| |     On (date) pursuant to paragraph (a)(1) of Rule 485.

| |     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

| |     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

| | This post-effective amendment designates a new effective date for previously filed post-effective amendment.
                        ---------------------------------

         Title of Securities Being Registered:

               Units of interest in Separate Account under variable annuity contracts.

EQUI-VEST(SM)

A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2008


Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. You should read the prospectuses for each Trust which contain important information about the portfolios.


--------------------------------------------------------------------------------

WHAT IS EQUI-VEST(SM)?


EQUI-VEST(SM) is a deferred annuity contract issued by AXA Equitable Life Insurance Company. It provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, our guaranteed interest option or in our fixed maturity options ("investment options"). The contract may not currently be available in all states.

--------------------------------------------------------------------------------
 Variable investment options
--------------------------------------------------------------------------------
 Fixed income
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o AXA Conservative Allocation(1)        o EQ/JPMorgan Core Bond
o AXA Conservative-Plus Allocation(1)   o EQ/Long Term Bond
o EQ/AllianceBernstein Intermediate     o EQ/Money Market
  Government Securities                 o EQ/PIMCO Real Return
o EQ/AllianceBernstein Quality Bond     o EQ/Short Duration Bond
o EQ/Caywood-Scholl High Yield Bond     o Multimanager Core Bond
o EQ/Evergreen International Bond       o Multimanager High Yield
o EQ/Franklin Income
--------------------------------------------------------------------------------
 Domestic stocks
--------------------------------------------------------------------------------
o AXA Aggressive Allocation(1)          o EQ/Lord Abbett Mid Cap Value
o AXA Moderate-Plus Allocation(1)       o EQ/Marsico Focus
o EQ/AllianceBernstein Common Stock     o EQ/Mid Cap Value PLUS(4)
o EQ/AllianceBernstein Large Cap        o EQ/Montag & Caldwell Growth
  Growth                                o EQ/Mutual Shares
o EQ/AllianceBernstein Small Cap        o EQ/Oppenheimer Main Street
  Growth                                  Opportunity
o EQ/AllianceBernstein Value            o EQ/Oppenheimer Main Street
o EQ/Ariel Appreciation II                Small Cap
o EQ/AXA Rosenberg Value Long/Short     o EQ/Small Company Index
  Equity                                o EQ/T. Rowe Price Growth Stock
o EQ/BlackRock Basic Value Equity       o EQ/Templeton Growth
o EQ/Boston Advisors Equity Income      o EQ/UBS Growth and Income
o EQ/Calvert Socially Responsible       o EQ/Van Kampen Comstock
o EQ/Capital Guardian Growth            o EQ/Van Kampen Mid Cap Growth
o EQ/Capital Guardian Research          o EQ/Van Kampen Real Estate
o EQ/Davis New York Venture             o Multimanager Aggressive Equity
o EQ/Equity 500 Index                   o Multimanager Health Care
o EQ/Evergreen Omega                    o Multimanager Large Cap Core Equity
o EQ/FI Mid Cap                         o Multimanager Large Cap Growth
o EQ/Franklin Small Cap Value           o Multimanager Large Cap Value
o EQ/Franklin Templeton Founding        o Multimanager Mid Cap Growth
  Strategy                              o Multimanager Mid Cap Value
o EQ/GAMCO Mergers and Acquisitions     o Multimanager Small Cap Growth
o EQ/GAMCO Small Company Value          o Multimanager Small Cap Value
o EQ/JPMorgan Value Opportunities       o Multimanager Technology
o EQ/Large Cap Core PLUS(2)             o Target 2015 Allocation
o EQ/Large Cap Growth PLUS(3)           o Target 2025 Allocation
o EQ/Legg Mason Value Equity            o Target 2035 Allocation
o EQ/Lord Abbett Growth and Income      o Target 2045 Allocation
o EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------
 International stocks
--------------------------------------------------------------------------------
o EQ/AllianceBernstein International    o EQ/Oppenheimer Global
o EQ/BlackRock International Value      o EQ/Van Kampen Emerging Markets
o EQ/International Core PLUS(5)           Equity
o EQ/International Growth               o Multimanager International Equity
--------------------------------------------------------------------------------
 Balanced/hybrid
--------------------------------------------------------------------------------
o AXA Moderate Allocation(1)
--------------------------------------------------------------------------------
(1) The AXA Allocation portfolios.
(2) Formerly named "MarketPLUS Large Cap Core."
(3) Formerly named "MarketPLUS Large Cap Growth."
(4) Formerly named "MarketPLUS Mid Cap Value."
(5) Formerly named "MarketPLUS International Core."

You may allocate amounts to the variable investment options under your choice of investment method subject to any restrictions. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio of the AXA Premier VIP Trust or EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio. You may also allocate amounts to the guaranteed interest option and the fixed maturity options, which are discussed later in this prospectus.


TYPES OF CONTRACTS. For existing and new contract holders we offer different "series" of contracts for use as:

o   A nonqualified annuity ("NQ") for after-tax contributions only.

o   An individual retirement annuity ("IRA"), either traditional IRA or Roth
    IRA.

A minimum contribution is required to purchase a contract:

For IRAs, $20 or $50 (depending on contract series);

For NQ Contracts, $1,000 ($50 if under payroll deduction plan);

For existing contract owners only (these contracts are not available for new purchasers):


o A traditional IRA as a conduit to hold rollover distributions ("QP IRA") from a qualified plan or a Tax-Sheltered Annuity ("TSA"). QP IRA (series 100-400) and Roth Advantage Contracts (series 500).


The SEC has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                                          X02002
                                                                  Series 100-500

Minimum additional rollover amounts required for QP IRA:
For series 100 and 200, $1,000,

For series 300 and 400, $2,500.

o   Original contracts (see Appendix I).


Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2008 is a part of one of the registration statements. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4956, Syracuse, NY 13221-4956 or calling
(800) 628-6673. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.


Although this prospectus is primarily designed for potential purchasers of the contract in Pennsylvania (series 300 IRA and NQ) and in Oregon (series 100 IRA and NQ), you may have previously purchased a contract in these and other states and are receiving this prospectus as a current contract owner. If you are a current contract owner, you should note that the options, features and charges of the contract may have varied over time and may vary depending on your state. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your contract, and for "original contracts" information, see Appendix I.

Contents of this prospectus
--------------------------------------------------------------------------------
EQUI-VEST(SM)
--------------------------------------------------------------------------------
Index of key words and phrases                                                 5
Who is AXA Equitable?                                                          7
How to reach us                                                                8
EQUI-VEST(SM) at a glance -- key features                                     10


--------------------------------------------------------------------------------
FEE TABLE                                                                     13
--------------------------------------------------------------------------------
Examples                                                                      16
Examples: EQUI-VEST(SM) series 100 and 200 contracts--
    For IRA contracts                                                         17
Examples: EQUI-VEST(SM) series 100 and 200 contracts--
    For NQ contracts                                                          19
Examples: EQUI-VEST(SM) series 300 contracts                                  21
Examples: EQUI-VEST(SM) series 400 contracts                                  23
Examples: EQUI-VEST(SM) series 500 contracts                                  25
Condensed financial information                                               27


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1. CONTRACT FEATURES AND BENEFITS                                             28
--------------------------------------------------------------------------------
How you can purchase and contribute to your contract                          28
Owner and annuitant requirements                                              30
How you can make your contributions                                           30
What are your investment options under the contract?                          30
Portfolios of the Trusts                                                      31
Selecting your investment method                                              37
Allocating your contributions                                                 37
Your right to cancel within a certain number of days                          38


--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                          39
--------------------------------------------------------------------------------
Your account value and cash value                                             39
Your contract's value in the variable investment options                      39
Your contract's value in the guaranteed interest option                       39
Your contract's value in the fixed maturity options                           39


--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG INVESTMENT
     OPTIONS                                                                  40
--------------------------------------------------------------------------------
Transferring your account value                                               40
Disruptive transfer activity                                                  40
Automatic transfer options                                                    41
Investment simplifier                                                         41
Rebalancing your account value                                                42


----------------------
"We," "our" and "us" refer to AXA Equitable.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

                                                  Contents of this prospectus  3

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4. ACCESSING YOUR MONEY                                                       43
--------------------------------------------------------------------------------
Withdrawing your account value                                                43
How withdrawals are taken from your account value                             44
Surrender of your contract to receive its cash value                          44
Termination                                                                   44
When to expect payments                                                       44
Your annuity payout options                                                   44


--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                       47
--------------------------------------------------------------------------------
Charges that AXA Equitable deducts                                            47
Charges under the contracts                                                   47
Charges that the Trusts deduct                                                51
Group or sponsored arrangements                                               51
Other distribution arrangements                                               51


--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT                                                   52
--------------------------------------------------------------------------------
Your beneficiary and payment of benefit                                       52
How death benefit payment is made                                             52
Beneficiary continuation option for traditional IRA,
    QP IRA, Roth IRA and Roth Advantage contracts                             53
Beneficiary continuation option for series 400 NQ contracts only              53



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7. TAX INFORMATION                                                            55
--------------------------------------------------------------------------------
Overview                                                                      55
Buying a contract to fund a retirement arrangement                            55
Transfers among investment options                                            55
Taxation of nonqualified annuities                                            55
Individual retirement arrangements ("IRAs")                                   57
Roth individual retirement annuities ("Roth IRAs")                            63
Federal and state income tax withholding and
    information reporting                                                     68
Impact of taxes to AXA Equitable                                              68



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8. MORE INFORMATION                                                           69
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About our Separate Account A                                                  69
About the Trusts                                                              69
About our fixed maturity options                                              69
About the general account                                                     70
About other methods of payment                                                71
Dates and prices at which contract events occur                               71
About your voting rights                                                      71
About legal proceedings                                                       72
Financial statements                                                          72
Transfers of ownership, collateral assignments,
    loans, and borrowing                                                      72
Distribution of the contracts                                                 72


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9. INCORPORATION OF CERTAIN DOCUMENTS
     BY REFERENCE                                                             74
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
I   -- Original Contracts                                                    I-1
II  -- Condensed financial information                                      II-1
III -- Market value adjustment example                                     III-1
IV  -- State contract availability and/or variations of
       certain features and benefits                                        IV-1

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

4  Contents of this prospectus

Index of key words and phrases

--------------------------------------------------------------------------------
This index should help you locate more information on the terms used in this prospectus.

                                                                            Page
account value                                                                 39
annuitant                                                                     28
annuity payout options                                                        44
beneficiary                                                                   52
beneficiary continuation option                                               53
business day                                                                  71
cash value                                                                    39
conduit IRA                                                                   61
contract date                                                                 11
contract date anniversary                                                     11
contract year                                                                 11
contributions                                                                 28
contributions to Roth IRAs                                                    63
 regular contribution                                                         63
 rollovers and transfers                                                      63
 conversion contributions                                                     64
contributions to traditional IRAs                                             57
 regular contributions                                                        57
 rollovers and transfers                                                      59
disruptive transfer activity                                                  40
EQAccess                                                                       8
fixed maturity amount                                                         36
fixed maturity options                                                        36
guaranteed interest option                                                    36
Inherited annuity                                                             53
IRA                                                                    cover, 57
IRS                                                                           55
investment options                                                     cover, 30
market adjusted amount                                                        36
market timing                                                                 40
market value adjustment                                                       36
maturity value                                                                36
NQ                                                                     cover, 44
Original contracts                                                 6, Appendix I
partial withdrawals                                                           43
portfolio                                                                  cover
processing office                                                              8
QP IRAs                                                                    cover
rate to maturity                                                              36
Required Beginning Date                                                       61
Roth Advantage                                                                 6
Roth IRA                                                               cover, 63
SAI                                                                        cover
SEC                                                                        cover
TOPS                                                                           8
traditional IRA                                                        cover, 57
Trusts                                                                 cover, 69
unit                                                                          39
unit investment trust                                                         69
variable investment options                                            cover, 30

To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.


--------------------------------------------------------------------------------
Prospectus                     Contract or Supplemental Materials
--------------------------------------------------------------------------------
fixed maturity options         Guarantee Periods or Fixed Maturity Accounts
variable investment options    Investment Funds or Investment Divisions
account value                  Annuity Account Value
rate to maturity               Guaranteed Rates
guaranteed interest option     Guaranteed Interest Account
unit                           Accumulation unit
unit value                     Accumulation unit value
--------------------------------------------------------------------------------


                                                Index of key words and phrases 5

In this prospectus, we use a "series" number when necessary to identify a particular contract. We discuss five series of contracts. However, only two are available for new purchasers. Once you have purchased a contract you can identify the EQUI-VEST(SM) series you have by referring to your confirmation notice, or you may contact your financial professional, or you may call our toll-free number. The series designations are as follows:


-----------------------------------------------------------------------------------------------------------------------------------
o   NQ, traditional IRA, and QP IRA contracts issued before January 3, 1994; and   series 100
                                                                                   This series is available only for new
o   Roth IRA contracts converted from such IRA and QP IRA contracts.               purchasers in OR and is no longer available
                                                                                   for new purchasers of QP IRA contracts.
                                                                                   Information on QP IRA is provided for our
                                                                                   existing contract
                                                                                   owners only.
-----------------------------------------------------------------------------------------------------------------------------------
o   Certain NQ, traditional IRA and QP IRA contracts issued on or after August 17, series 200
    1995.                                                                          This series is no longer available for new
                                                                                   purchasers. Information in this prospectus
o   Roth IRA contracts converted from such traditional IRA and QP IRA contracts.   on this series is provided for our
                                                                                   existing contract owners only.
-----------------------------------------------------------------------------------------------------------------------------------
o   NQ, traditional IRA, QP IRA, and Roth IRA contracts issued on or after         series 300
    January 3, 1994 and before the date series 400 contracts became available
    in a state; and                                                                This series is available only for new
                                                                                   purchasers in PA and is
o   Roth IRA contracts converted from such traditional IRA and QP IRA contracts.   no longer available for new purchasers of QP
                                                                                   IRA contracts.
                                                                                   Information on QP IRA is provided for our
                                                                                   existing contract owners only.
-----------------------------------------------------------------------------------------------------------------------------------
o   NQ, traditional IRA, QP IRA, and Roth IRA contracts issued on or after July    series 400
    July 10, 1995 in states where approved; and                                    This series is no longer available for new
                                                                                   purchasers. Information in this prospectus
o   Roth IRA contracts converted from such traditional IRA and QP IRA contracts.   on this series is provided for our
                                                                                   existing contract owners only.
-----------------------------------------------------------------------------------------------------------------------------------
o   Roth Advantage contracts                                                       series 500
                                                                                   This series is no longer available for new
                                                                                   purchasers. Information in this prospectus
                                                                                   on this series is provided for our
                                                                                   existing contract owners only.
-----------------------------------------------------------------------------------------------------------------------------------

We also have contracts that we refer to as "Original contracts." These contracts are no longer available for new purchasers. Any information about original contracts which is different from the current series we offer can be found in Appendix I, which will be referenced throughout this prospectus when it applies.


6 Index of key words and phrases

Who is AXA Equitable?

--------------------------------------------------------------------------------


We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $888.6 billion in assets as of December 31, 2007. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



                                                        Who is AXA Equitable?  7

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

For correspondence with checks:



--------------------------------------------------------------------------------
 FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS
 INDIVIDUALLY BY REGULAR MAIL:
--------------------------------------------------------------------------------
AXA Equitable
EQUI-VEST(SM)
Individual Collections
P.O. Box 13459
Newark, NJ 07188-0459

--------------------------------------------------------------------------------
 FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS
 INDIVIDUALLY BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------
AXA Equitable
JPMorganChase
EQUI-VEST(SM) Lockbox #13459
4 Chase Metrotech Center (7th Floor)
Brooklyn, NY 11245-0001
Telephone number to be listed on express mail packages
Attn: Extraction Supervisor, (718) 242-2992

--------------------------------------------------------------------------------
 FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS
 AND SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------
AXA Equitable
EQUI-VEST(SM)
Unit Annuity Collections
P.O. Box 13463
Newark, NJ 07188-0463

--------------------------------------------------------------------------------
 FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS
 AND SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------
AXA Equitable
JPMorganChase
EQUI-VEST(SM) Lockbox #13463
4 Chase Metrotech Center (7th Floor)
Brooklyn, NY 11245-0001
Telephone number to be listed on express mail packages
Attn: Extraction Supervisor, (718) 242-2992

For correspondence without checks:

--------------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
 REGULAR MAIL:
--------------------------------------------------------------------------------
AXA Equitable
EQUI-VEST(SM) Processing Office
P.O. Box 4956
Syracuse, NY 13221-4956

                      ----------------------------------
Your correspondence will be picked up at the mailing address noted above and delivered to the appropriate processing office. Your correspondence, however, is not considered received by us until it is received at one of our processing offices. Our processing office for correspondence with checks is 4 Chase Metrotech Center, 7th Floor, Brooklyn, NY. Our processing office for all other communications is 100 Madison Street, Suite 100, Syracuse, NY.

--------------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
 EXPRESS DELIVERY:
--------------------------------------------------------------------------------
AXA Equitable
EQUI-VEST(SM) Processing Office
100 Madison Street, Suite 1000
Syracuse, NY 13202

--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------

o   written confirmation of financial transactions;

o quarterly statements of your contract values as of the close of each calendar quarter; and

o annual statement of your contract values as of your contract date anniversary.

--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 EQACCESS SYSTEMS:
--------------------------------------------------------------------------------
TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o   your current account value;

o   your current allocation percentages;

o   the number of units you have in the variable investment options;

o   rates to maturity for fixed maturity options;

o   the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the variable investment options and the guaranteed interest option (not available for transfers to fixed maturity options); and

o change your TOPS personal identification number ("PIN") (through TOPS only) and your EQ/Access password (through EQAccess only).

Under TOPS only you can:

o   elect the investment simplifier.

Under EQAccess only you can:

o   make a contribution to your IRA or NQ annuity contract;

8  Who is AXA Equitable?

o   elect to receive certain contract statements electronically;

o   change your address; and

o   access "Frequently Asked Questions" and certain service forms.

"TOPS and EQAccess are normally available seven days a week, 24 hours a day. You can use TOPS by calling toll free 1 (800) 755-7777. You may use EQAccess by visiting our website at www.axaonline.com and logging in to access your account. Of course, for reasons beyond our control, these services may sometimes be unavailable."

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this prospectus).




--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------
You may also use our toll-free number (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m., Eastern Time.


Hearing or speech-impaired clients may call the AT&T National Relay Number at
(800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you via the TDD.

--------------------------------------------------------------------------------
 TOLL-FREE TELEPHONE SERVICE:
--------------------------------------------------------------------------------


You may reach us toll-free by calling (800) 841-0801 for a recording of daily unit values for the variable investment options.


WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)  conversion of your traditional IRA contract to a Roth IRA contract;

(2) cancellation of your Roth IRA or Roth Advantage contract and return to a traditional IRA contract;

(3)  election of the automatic investment program;

(4)  election of the investment simplifier;

(5)  election of the automatic deposit service;

(6)  election of the rebalancing program;

(7)  election of the required minimum distribution automatic withdrawal option;

(8)  election of the beneficiary continuation option;

(9)  election of the principal assurance allocation;


(10) request for a transfer/rollover of assets or 1035 exchange to another carrier;

(11) purchase by, or change of ownership to, a non-natural owner; and

(12) contract surrender and withdrawal requests.



WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)  address changes;

(2)  beneficiary changes;


(3)  transfers among investment options; and

(4)  change of ownership.



TO CHANGE OR CANCEL ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)  automatic investment program;

(2)  investment simplifier;

(3)  rebalancing program;

(4)  systematic withdrawals; and

(5)  the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner.


                                                        Who is AXA Equitable?  9

EQUI-VEST(SM) at a glance -- key features


------------------------------------------------------------------------------------------------------------------------------------
Professional investment      EQUI-VEST(SM) variable investment options invest in different portfolios sub-advised by professional
management                   investment advisers.
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed interest option   o Principal and interest guarantees

                             o Interest rates set periodically
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturity options       o 10 (7 in Oregon) fixed maturity options with maturities ranging from approximately 1 to 10
                               (1 to 7 in Oregon) years.

                             o Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                             -------------------------------------------------------------------------------------------------------
                             If you make any withdrawals (including transfers, surrender or termination of your contract or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option.
------------------------------------------------------------------------------------------------------------------------------------
Tax advantages               o On earnings inside the    No tax until you make withdrawals from your contract or receive annuity
                               contract                  payments.

                             o On transfers inside the   No tax on transfers among investment options.
                               contract
                             -------------------------------------------------------------------------------------------------------
                             If you are purchasing an annuity contract as an Individual Retirement Annuity (IRA), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the
                             Internal Revenue Code for individual retirement arrangements. Before purchasing one of these contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals.
                             You may also want to consider the relative features, benefits and costs of these contracts with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" later in this prospectus.)
------------------------------------------------------------------------------------------------------------------------------------
Contribution amounts         For new purchasers:
                             o NQ:
                               $1,000 (initial minimum amount) or $50 (initial minimum amount for payroll deduction); $50
                               (additional minimum amount).

                             o traditional IRA and Roth IRA:
                               --series 100 - $20 (initial and additional minimum amounts);
                               --series 300 - $50 (initial and additional minimum amounts).

                             For existing contract owners:
                             o traditional IRA, Roth IRA and Roth Advantage:
                               --series 100 and 200 - $20 (additional minimum amount only);
                               --series 300, 400 and 500 - $50 (additional minimum amount only).

                             o QP IRA:
                               --series 100 and 200 -- $1,000 minimum amount each additional rollover amount;
                               --series 300 and 400 -- $2,500 minimum amount each additional rollover amount.

                             o Maximum contribution limitations may apply. In general, contributions are limited to $1.5 million under all EQUI-VEST(SM) series and EQUI-VEST(SM) At Retirement contracts with the same owner or annuitant ($500,000 for owners or annuitants who are age 81 and older at contract issue).
------------------------------------------------------------------------------------------------------------------------------------
Access to your money         o Partial withdrawals

                             o Several withdrawal options on a periodic basis

                             o Contract surrender

                             You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a penalty tax.
------------------------------------------------------------------------------------------------------------------------------------
Payout options               o Fixed annuity payout options

                             o Variable Immediate Annuity payout options (described in a separate prospectus for that option).
------------------------------------------------------------------------------------------------------------------------------------


10 EQUI-VEST(SM) at a glance -- key features

------------------------------------------------------------------------------------------------------------------------------------
Additional features          o Dollar-cost averaging by automatic transfers
                               -- Interest sweep option
                               -- Fixed-dollar option

                             o Automatic investment program

                             o Account value rebalancing (quarterly, semiannually, and annually)

                             o No charge on transfers among investment options

                             o Waiver of withdrawal charge under certain circumstances

                             o Minimum death benefit
------------------------------------------------------------------------------------------------------------------------------------
Fees and charges             o Daily charge on amounts invested in variable investment options for mortality and expense risks and other expenses at current annual rates determined by contract series.
                               series 100 and 200: 1.34%; two options at 1.40%, currently (maximum of 1.49%).
                               series 300 and 400: 1.34%; four options at 1.35% (maximum of 2.00% for series 400).
                               series 500: 1.45% (maximum of 2.00%).

                             o Annual administrative charge:*
                               series 100 and 200: $30 or 2% of the account value plus any amounts previously withdrawn during the contract year, if less.
                               series 300, 400 and 500: $30 ($65 maximum) or, during the first two contract years, 2% of the account value plus any amounts previously withdrawn during the contract year if less; thereafter, $30.
                               *For individuals who own multiple contracts with combined account values of over $100,000, this charge may be waived. See "Annual administrative charge" in "Charges and expenses" later in this prospectus.

                             o Charge for third-party transfer (such as in the case of a trustee-to-trustee transfer for an IRA contract), or exchange (if your contract is exchanged for a contract issued by another insurance company):
                               series 100 and 200: None
                               series 300, 400 and 500: $25 current ($65 maximum) per occurrence.

                             o No sales charge deducted at the time you make contributions.

                             o Series 300, 400 and 500 and NQ contracts under series 100 and 200: we deduct a charge equal to 6% of contributions that have been withdrawn if such contributions were made in the current and five prior contract years.

                             o IRAs under series 100 and 200: -- 6% of the amount withdrawn, generally declining for the first through 12th contract years. The total of all withdrawal charges may not exceed 8% of all contributions made during a specified period before the withdrawal is made.

                             o There is no charge in any contract year (after the third contract year or age 59-1/2 in series 100 and 200 IRA, however, we currently waive this restriction) in which the amount withdrawn does not exceed 10% of your account value at the time of your withdrawal request minus prior withdrawals in that contract year. Under certain circumstances the withdrawal charge will not apply. The circumstances are discussed in "Charges and expenses" later in this prospectus.

                             -------------------------------------------------------------------------------------------------------
                             The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each
                             12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is April 30.
                             -------------------------------------------------------------------------------------------------------
                             o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. The charge is generally deducted from the amount applied to an annuity payout option.

                             o We deduct a $350 annuity administrative fee from amounts applied to a Variable Immediate Annuity payout option. This option is described in a separate prospectus that is available from your financial professional

                             o Annual expenses of the Trusts' portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. Please see "Fee table" later in this prospectus for details.
------------------------------------------------------------------------------------------------------------------------------------
Annuitant issue ages         0-83
------------------------------------------------------------------------------------------------------------------------------------

                                    EQUI-VEST(SM) at a glance -- key features 11

THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY. MAXIMUM EXPENSE LIMITATIONS APPLY TO CERTAIN VARIABLE INVESTMENT OPTIONS, AND RIGHTS ARE RESERVED TO CHANGE OR WAIVE CERTAIN CHARGES WITHIN SPECIFIED LIMITS. ALSO, ALL FEATURES OF THE CONTRACT, INCLUDING ALL VARIABLE INVESTMENT OPTIONS, ARE NOT NECESSARILY AVAILABLE IN YOUR STATE OR AT CERTAIN AGES OR UNDER YOUR INVESTMENT METHOD. (SEE "SELECTING YOUR INVESTMENT METHOD" LATER IN THIS PROSPECTUS).


For more detailed information we urge you to read the contents of this prospectus, as well as your contract. This prospectus provides a description of all material provisions of the contract. Please feel free to speak with your financial professional, or call us, if you have any questions. If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" later in this prospectus for additional information.



OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same Selling broker-dealer. Some Selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the Selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance. Some Selling broker-dealers may limit their clients from purchasing some optional benefits based upon the client's age.


12 EQUI-VEST(SM) at a glance -- key features

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase a Variable Immediate Annuity payout option or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value at the time you request certain transactions
------------------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions withdrawn or amounts withdrawn depending on the contract and series (deducted if you surren-
der your contract or make certain withdrawals).(1)                                         6.00%

Charge for third-party transfer or exchange                                                series 100 and 200: None
                                                                                           series 300, 400 and 500: $65 maximum
                                                                                           for each occur-
                                                                                           rence; currently $25 for each
                                                                                           occurrence.

Charge if you elect a Variable Immediate Annuity payout option (which is described         $350
in a separate prospectus for that option)
------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value on each contract date anniversary
------------------------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge:                                                      $65 ($30 current)(2)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying Trust portfolio fees and expenses.


------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
                              EQ/AllianceBernstein Common
                              Stock and
Separate account              EQ/Money Market Options              All other Variable Investment Options
                              -----------------------------------  ------------------------------------
annual expenses:                  series 100        series 200        series 100           series 200
                              ----------------- -----------------  --------------       --------------
Maximum mortality and               0.65%             1.24%            0.50%                1.09%
expense risks(3)                 (currently        (currently
                                    0.56%)            1.15%)

Maximum other expenses              0.84%             0.25%            0.84%                0.25%
                                   -------           -------          ------                ------
Maximum total Separate              1.49%             1.49%            1.34%                1.34%
                                   =======           =======          ======                ======
Account A annual expenses(5)    (currently         (currently
                                  1.40%)             1.40%)


Separate account              All other Variable Investment Options
                              -------------------------------------------------------------------
annual expenses:                  series 300         series 400              series 500
                              ----------------- ------------------------ ----------------
Maximum mortality and                1.10%             1.75%                   1.75%
expense risks(3)                                    (currently              (currently
                                                       1.10%)                 1.20%)
                                     0.25%            0.25%
                                  (currently       (currently
Maximum other expenses             0.24%)(4)         0.24%)(4)                0.25%
                               ----------------  -----------------       ---------------

Maximum total Separate               1.35%            2.00%                   2.00%
Account A annual expenses(5)  =================  =================       ===============
                                   (currently       (currently              (currently
                                    1.34%)(4)        1.34%)(4)                1.45%)
------------------------------------------------------------------------------------------------------------------------------------



You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you areusing. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the invest- ment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.

------------------------------------------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2007 (expenses that are deducted             Lowest     Highest
from portfolio assets including management fees, 12b-1 fees, service fees, and/or          ------     ------
other expenses)(6)                                                                         0.38%      3.71%


                                                                    Fee table 13

This table shows the fees and expenses for 2007 as an annual percentage of each portfolio's daily average net assets.




------------------------------------------------------------------------------------------------------------------------------------
                                                         Manage-
                                                          ment       12b-1       Other
 Portfolio Name                                          Fees(7)     Fees(8)   Expenses(9)
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust:
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                 0.10%      0.25%     0.17%
AXA Conservative Allocation                               0.10%      0.25%     0.21%
AXA Conservative-Plus Allocation                          0.10%      0.25%     0.19%
AXA Moderate Allocation                                   0.10%        --      0.17%
AXA Moderate-Plus Allocation                              0.10%      0.25%     0.17%
Multimanager Aggressive Equity                            0.60%        --      0.19%
Multimanager Core Bond                                    0.58%      0.25%     0.18%
Multimanager Health Care                                  1.20%      0.25%     0.23%
Multimanager High Yield                                   0.57%        --      0.19%
Multimanager International Equity                         1.00%      0.25%     0.23%
Multimanager Large Cap Core Equity                        0.89%      0.25%     0.21%
Multimanager Large Cap Growth                             0.90%      0.25%     0.22%
Multimanager Large Cap Value                              0.87%      0.25%     0.20%
Multimanager Mid Cap Growth                               1.10%      0.25%     0.20%
Multimanager Mid Cap Value                                1.09%      0.25%     0.20%
Multimanager Small Cap Growth                             1.05%      0.25%     0.27%
Multimanager Small Cap Value                              1.03%      0.25%     0.18%
Multimanager Technology                                   1.20%      0.25%     0.22%
Target 2015 Allocation                                    0.10%      0.25%     1.71%
Target 2025 Allocation                                    0.10%      0.25%     1.41%
Target 2035 Allocation                                    0.10%      0.25%     2.38%
Target 2045 Allocation                                    0.10%      0.25%     2.81%
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                         0.47%        --      0.13%
EQ/AllianceBernstein Intermediate Government Securities   0.50%        --      0.13%
EQ/AllianceBernstein International                        0.71%        --      0.18%
EQ/AllianceBernstein Large Cap Growth                     0.90%      0.25%     0.13%
EQ/AllianceBernstein Quality Bond                         0.50%        --      0.14%
EQ/AllianceBernstein Small Cap Growth                     0.74%        --      0.13%
EQ/AllianceBernstein Value                                0.59%        --      0.12%
EQ/Ariel Appreciation II                                  0.75%      0.25%     0.26%
EQ/AXA Rosenberg Value Long/Short Equity                  1.40%      0.25%     1.91%
EQ/BlackRock Basic Value Equity                           0.55%      0.25%     0.13%
EQ/BlackRock International Value                          0.81%      0.25%     0.19%
EQ/Boston Advisors Equity Income                          0.75%      0.25%     0.14%
EQ/Calvert Socially Responsible                           0.65%      0.25%     0.23%
EQ/Capital Guardian Growth                                0.65%      0.25%     0.14%
EQ/Capital Guardian Research                              0.63%      0.25%     0.13%
EQ/Caywood-Scholl High Yield Bond                         0.60%      0.25%     0.16%
EQ/Davis New York Venture                                 0.85%      0.25%     0.18%
EQ/Equity 500 Index                                       0.25%        --      0.13%
EQ/Evergreen International Bond                           0.70%      0.25%     0.17%
EQ/Evergreen Omega                                        0.65%      0.25%     0.25%
EQ/FI Mid Cap                                             0.68%      0.25%     0.13%
EQ/Franklin Income                                        0.90%      0.25%     0.15%
EQ/Franklin Small Cap Value                               0.90%      0.25%     0.18%
EQ/Franklin Templeton Founding Strategy                   0.05%      0.25%     0.22%
EQ/GAMCO Mergers and Acquisitions                         0.90%      0.25%     0.19%
EQ/GAMCO Small Company Value                              0.76%      0.25%     0.12%
EQ/International Core PLUS                                0.60%      0.25%     0.30%
EQ/International Growth                                   0.85%      0.25%     0.27%
EQ/JPMorgan Core Bond                                     0.43%      0.25%     0.13%
EQ/JPMorgan Value Opportunities                           0.60%      0.25%     0.14%
EQ/Large Cap Core PLUS                                    0.50%      0.25%     0.25%
EQ/Large Cap Growth PLUS                                  0.50%      0.25%     0.24%
EQ/Legg Mason Value Equity                                0.65%      0.25%     0.17%


                                                                           Total
                                                           Acquired       Annual                        Net
                                                             Fund        Expenses    Fee Waiv-        Annual
                                                           Fees and       (Before   ers and/or       Expenses
                                                           Expenses       Expense     Expense         (After
                                                         (Underlying      Limita-   Reimburse-       Expense
Portfolio Name                                          Portfolios)(10)   tions)     ments(11)     Limitations)
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust:
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                 0.92%             1.44%      (0.17)%        1.27%
AXA Conservative Allocation                               0.69%             1.25%      (0.21)%        1.04%
AXA Conservative-Plus Allocation                          0.76%             1.30%      (0.19)%        1.11%
AXA Moderate Allocation                                   0.82%             1.09%      (0.17)%        0.92%
AXA Moderate-Plus Allocation                              0.86%             1.38%      (0.17)%        1.21%
Multimanager Aggressive Equity                              --              0.79%          -          0.79%
Multimanager Core Bond                                      --              1.01%      (0.01)%        1.00%
Multimanager Health Care                                    --              1.68%       0.00%         1.68%
Multimanager High Yield                                     --              0.76%          -          0.76%
Multimanager International Equity                           --              1.48%       0.00%         1.48%
Multimanager Large Cap Core Equity                          --              1.35%       0.00%         1.35%
Multimanager Large Cap Growth                               --              1.37%      (0.02)%        1.35%
Multimanager Large Cap Value                                --              1.32%       0.00%         1.32%
Multimanager Mid Cap Growth                                 --              1.55%       0.00%         1.55%
Multimanager Mid Cap Value                                  --              1.54%       0.00%         1.54%
Multimanager Small Cap Growth                               --              1.57%      (0.02)%        1.55%
Multimanager Small Cap Value                                --              1.46%       0.00%         1.46%
Multimanager Technology                                   0.01%             1.68%       0.00%         1.68%
Target 2015 Allocation                                    0.55%             2.61%      (1.46)%        1.15%
Target 2025 Allocation                                    0.55%             2.31%      (1.16)%        1.15%
Target 2035 Allocation                                    0.55%             3.28%      (2.13)%        1.15%
Target 2045 Allocation                                    0.55%             3.71%      (2.56)%        1.15%
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                           --              0.60%         --          0.60%
EQ/AllianceBernstein Intermediate Government Securities     --              0.63%         --          0.63%
EQ/AllianceBernstein International                          --              0.89%      (0.04)%        0.85%
EQ/AllianceBernstein Large Cap Growth                       --              1.28%      (0.23)%        1.05%
EQ/AllianceBernstein Quality Bond                           --              0.64%         --          0.64%
EQ/AllianceBernstein Small Cap Growth                       --              0.87%         --          0.87%
EQ/AllianceBernstein Value                                  --              0.71%      (0.01)%        0.70%
EQ/Ariel Appreciation II                                    --              1.26%      (0.11)%        1.15%
EQ/AXA Rosenberg Value Long/Short Equity                    --              3.56%       0.00%         3.56%
EQ/BlackRock Basic Value Equity                             --              0.93%       0.00%         0.93%
EQ/BlackRock International Value                            --              1.25%       0.00%         1.25%
EQ/Boston Advisors Equity Income                            --              1.14%      (0.09)%        1.05%
EQ/Calvert Socially Responsible                             --              1.13%      (0.08)%        1.05%
EQ/Capital Guardian Growth                                0.01%             1.05%      (0.09)%        0.96%
EQ/Capital Guardian Research                                --              1.01%      (0.06)%        0.95%
EQ/Caywood-Scholl High Yield Bond                           --              1.01%      (0.01)%        1.00%
EQ/Davis New York Venture                                   --              1.28%       0.00%         1.28%
EQ/Equity 500 Index                                         --              0.38%         --          0.38%
EQ/Evergreen International Bond                             --              1.12%       0.00%         1.12%
EQ/Evergreen Omega                                          --              1.15%       0.00%         1.15%
EQ/FI Mid Cap                                               --              1.06%      (0.06)%        1.00%
EQ/Franklin Income                                          --              1.30%       0.00%         1.30%
EQ/Franklin Small Cap Value                                 --              1.33%      (0.03)%        1.30%
EQ/Franklin Templeton Founding Strategy                   1.05%             1.57%      (0.12)%        1.45%(12)
EQ/GAMCO Mergers and Acquisitions                           --              1.34%       0.00%         1.34%
EQ/GAMCO Small Company Value                                --              1.13%       0.00%         1.13%
EQ/International Core PLUS                                0.04%             1.19%      (0.05)%        1.14%
EQ/International Growth                                     --              1.37%       0.00%         1.37%
EQ/JPMorgan Core Bond                                       --              0.81%       0.00%         0.81%
EQ/JPMorgan Value Opportunities                             --              0.99%      (0.04)%        0.95%
EQ/Large Cap Core PLUS                                    0.02%             1.02%      (0.05)%        0.97%
EQ/Large Cap Growth PLUS                                  0.02%             1.01%      (0.04)%        0.97%
EQ/Legg Mason Value Equity                                  --              1.07%      (0.07)%        1.00%
------------------------------------------------------------------------------------------------------------------------------------


14 Fee table

--------------------------------------------------------------------------------
                                           Manage-
                                            ment       12b-1       Other
Portfolio Name                            Fees(7)    Fees(8)   Expenses(9)
--------------------------------------------------------------------------------
EQ/Long Term Bond                          0.40%      0.25%       0.13%
EQ/Lord Abbett Growth and Income           0.65%      0.25%       0.16%
EQ/Lord Abbett Large Cap Core              0.65%      0.25%       0.21%
EQ/Lord Abbett Mid Cap Value               0.70%      0.25%       0.15%
EQ/Marsico Focus                           0.85%      0.25%       0.13%
EQ/Mid Cap Value PLUS                      0.55%      0.25%       0.24%
EQ/Money Market                            0.32%        --        0.13%
EQ/Montag & Caldwell Growth                0.75%      0.25%       0.15%
EQ/Mutual Shares                           0.90%      0.25%       0.21%
EQ/Oppenheimer Global                      0.95%      0.25%       0.51%
EQ/Oppenheimer Main Street Opportunity     0.85%      0.25%       0.45%
EQ/Oppenheimer Main Street Small Cap       0.90%      0.25%       0.48%
EQ/PIMCO Real Return                       0.55%      0.25%       0.14%
EQ/Short Duration Bond                     0.43%      0.25%       0.15%
EQ/Small Company Index                     0.25%      0.25%       0.14%
EQ/T. Rowe Price Growth Stock              0.79%      0.25%       0.14%
EQ/Templeton Growth                        0.95%      0.25%       0.20%
EQ/UBS Growth and Income                   0.75%      0.25%       0.16%
EQ/Van Kampen Comstock                     0.65%      0.25%       0.15%
EQ/Van Kampen Emerging Markets Equity      1.11%      0.25%       0.28%
EQ/Van Kampen Mid Cap Growth               0.70%      0.25%       0.15%
EQ/Van Kampen Real Estate                  0.90%      0.25%       0.21%



------------------------------------------------------------------------------------------------
                                                            Total
                                           Acquired        Annual                     Net
                                             Fund          Expenses    Fee Waiv-     Annual
                                           Fees and        (Before    ers and/or    Expenses
                                           Expenses        Expense     Expense      (After
                                         (Underlying       Limita-    Reimburse-    Expense
Portfolio Name                           Portfolios)(10)    tions)     ments(11)   Limitations)
------------------------------------------------------------------------------------------------
EQ/Long Term Bond                          --              0.78%        0.00%      0.78%
EQ/Lord Abbett Growth and Income           --              1.06%       (0.06)%     1.00%
EQ/Lord Abbett Large Cap Core              --              1.11%       (0.11)%     1.00%
EQ/Lord Abbett Mid Cap Value               --              1.10%       (0.05)%     1.05%
EQ/Marsico Focus                           --              1.23%       (0.08)%     1.15%
EQ/Mid Cap Value PLUS                    0.02%             1.06%       (0.04)%     1.02%
EQ/Money Market                            --              0.45%          --       0.45%
EQ/Montag & Caldwell Growth                --              1.15%        0.00%      1.15%
EQ/Mutual Shares                           --              1.36%       (0.06)%     1.30%
EQ/Oppenheimer Global                    0.01%             1.72%       (0.36)%     1.36%
EQ/Oppenheimer Main Street Opportunity   0.01%             1.56%       (0.25)%     1.31%
EQ/Oppenheimer Main Street Small Cap     0.01%             1.64%       (0.33)%     1.31%
EQ/PIMCO Real Return                       --              0.94%       (0.04)%     0.90%
EQ/Short Duration Bond                     --              0.83%        0.00%      0.83%
EQ/Small Company Index                     --              0.64%        0.00%      0.64%
EQ/T. Rowe Price Growth Stock              --              1.18%       (0.03)%     1.15%
EQ/Templeton Growth                        --              1.40%       (0.05)%     1.35%
EQ/UBS Growth and Income                   --              1.16%       (0.11)%     1.05%
EQ/Van Kampen Comstock                     --              1.05%       (0.05)%     1.00%
EQ/Van Kampen Emerging Markets Equity      --              1.64%        0.00%      1.64%
EQ/Van Kampen Mid Cap Growth               --              1.10%       (0.05)%     1.05%
EQ/Van Kampen Real Estate                  --              1.36%       (0.10)%     1.26%
------------------------------------------------------------------------------------------------


Notes:

(1) Important exceptions and limitations may eliminate or reduce this charge. For a complete description of withdrawal charges, please see "Withdrawal Charge" in "Charges and expenses," later in this prospectus.

(2) For series 300, 400 and 500 contracts, during the first two contract years this charge, if it applies, is equal to the lesser of $30 or 2% of your account value, plus any amounts pre viously withdrawn during the contract year. Thereafter, the charge is $30 for each contract year. For series 100 and 200 contracts, the charge is equal to the lesser of $30 or 2% of your account value, plus any amounts previously withdrawn during the contract year.

(3)  A portion of this charge is for providing the death benefit.

(4) For the series 300 and 400 contracts, although the charge is 0.25%, we currently charge 0.24% for all the variable investment options except the AXA Moderate Allocation, Mul timanager Aggressive Equity, EQ/AllianceBernstein Common Stock and the EQ/Money Market options (we reserve the right to increase this charge to 0.25% for all the variable investment options at our discretion). For series 100 and 200 contracts, this charge is for financial accounting and other administrative services relating to the contracts.


(5) For series 100 and 200 contracts, the total Separate Account A annual expenses of the variable investment options and total annual expenses of the Trust when added together are not permitted to exceed an annual rate of 1.75% for the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/AllianceBernstein Common Stock, and EQ/Money Market options. Without this expense limitation, the total annual expenses deducted from the variable investment option plus the Trust's annual expenses for 2007 would have been 2.43% for the AXA Moderate Allocation option; 2.13% for the Multimanager Aggressive Equity option; 2.00% for the EQ/AllianceBernstein Common Stock option; and 1.85% for the EQ/Money Market option.

(6) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2007 and for the underlying portfolios.


(7) The management fees for each portfolio cannot be increased without a vote of that portfolio's shareholders. See footnote (11) for any expense limitation agreement information.

(8) Portfolio shares are subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the portfolios of the AXA Premier VIP Trust and the EQ Advisors Trust, the 12b-1 fees will not be increased for the life of the contract. A "--" indicates that there is no Rule 12b-1 Plan in place for the portfolio shown.

(9) The amounts shown in "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (11) for any expense limitation agreement information.


(10) Each of these variable investment options invests in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("underlying portfolios"). Amounts shown reflect each portfolio's pro rata share of the fees and expenses of the underlying portfolio(s) in which it invests. A "--" indicates that the listed portfolio does not invest in underlying portfolios.

(11) The amounts shown reflect any fee waivers and/or expense reimbursements that apply to each portfolio. A "--" indicates that there is no expense limitation in effect, and "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain portfolios, which are effective through April 30, 2009 (unless the Board of Trustees of AXA Premier VIP Trust or EQ Advisors Trust, as applicable, consents to an earlier revision or termination of this arrangement). Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits such portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the portfolio invests and extraordinary expenses) to not more than the amounts specified in the agreements. Therefore, each portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:


                                                                    Fee table 15

     ---------------------------------------------
     Portfolio Name
     ---------------------------------------------
     Multimanager Aggressive Equity          0.72%
     ---------------------------------------------
     Multimanager Health Care                1.67%
     ---------------------------------------------
     Multimanager Large Cap Core Equity      1.34%
     ---------------------------------------------
     Multimanager Large Cap Growth           1.29%
     ---------------------------------------------
     Multimanager Large Cap Value            1.26%
     ---------------------------------------------
     Multimanager Mid Cap Growth             1.52%
     ---------------------------------------------
     Multimanager Mid Cap Value              1.53%
     ---------------------------------------------
     Multimanager Small Cap Growth           1.35%
     ---------------------------------------------
     Multimanager Small Cap Value            1.45%
     ---------------------------------------------
     Multimanager Technology                 1.67%
     ---------------------------------------------
     EQ/AllianceBernstein Common Stock       0.59%
     ---------------------------------------------
     EQ/AllianceBernstein Large Cap Growth   1.03%
     ---------------------------------------------
     EQ/AllianceBernstein Small Cap Growth   0.86%
     ---------------------------------------------
     EQ/AllianceBernstein Value              0.62%
     ---------------------------------------------
     EQ/Ariel Appreciation II                1.09%
     ---------------------------------------------
     EQ/BlackRock Basic Value Equity         0.92%
     ---------------------------------------------
     EQ/Davis New York Venture               1.25%
     ---------------------------------------------
     EQ/Evergreen Omega                      1.12%
     ---------------------------------------------
     EQ/GAMCO Mergers and Acquisitions       1.33%
     ---------------------------------------------
     EQ/GAMCO Small Company Value            1.10%
     ---------------------------------------------
     EQ/International Core PLUS              1.05%
     ---------------------------------------------
     EQ/Large Cap Core PLUS                  0.83%
     ---------------------------------------------
     EQ/Large Cap Growth PLUS                0.82%
     ---------------------------------------------
     EQ/Legg Mason Value Equity              0.97%
     ---------------------------------------------
     EQ/Lord Abbett Growth and Income        0.98%
     ---------------------------------------------
     EQ/Lord Abbett Large Cap Core           0.99%
     ---------------------------------------------
     EQ/Lord Abbett Mid Cap Value            1.04%
     ---------------------------------------------
     EQ/Mid Cap Value PLUS                   0.81%
     ---------------------------------------------
     EQ/Montag & Caldwell Growth             1.13%
     ---------------------------------------------
     EQ/T. Rowe Price Growth Stock           0.87%
     ---------------------------------------------
     EQ/UBS Growth and Income                1.04%
     ---------------------------------------------
     EQ/Van Kampen Comstock                  0.99%
     ---------------------------------------------
     EQ/Van Kampen Mid Cap Growth            1.04%
     ---------------------------------------------




(12) In addition to the fee waiver and/or expense reimbursement discussed in the footnote immediately above, AXA Equitable, voluntarily will waive all its management and adminis tration fees and reimburse all other expenses associated with the EQ/Franklin Templeton Founding Strategy Portfolio ("Portfolio") (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of the investment companies in which the Portfolio invests, Rule 12b-1 fees and extraordinary expenses). Accordingly, the Total Annual Operating Expenses (including Acquired Fund Fees and Expenses), taking into account the voluntary waiver by AXA Equitable, will be 1.30%. The voluntary waiver by AXA Equitable will remain in effect until April 30, 2009.



EXAMPLES

These examples are intended to help you compare the cost of investing in each type of series contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.


The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2007, which results in an estimated annual charge of 0.0643% of contract value.


The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the annual administrative charge, the withdrawal charge, the third party transfer or exchange charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this prospectus (except the annual administrative charge which is described above); (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; and (iii) there is no waiver of the withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


16 Fee table

EQUI-VEST(SM) SERIES 100 AND 200 CONTRACTS --
FOR IRA CONTRACTS


------------------------------------------------------------------------------------------------------
                                                           If you surrender your contract at the end
                                                                 of the applicable time period
                                                           1 year     3 years   5 years     10 years
------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                  $  849     $1,487     $2,150      $3,600
AXA Conservative Allocation                                $  830     $1,431     $2,058      $3,416
AXA Conservative-Plus Allocation                           $  835     $1,446     $2,083      $3,465
AXA Moderate Allocation                                    $  747     $1,181     $1,642      $2,558
AXA Moderate-Plus Allocation                               $  843     $1,469     $2,121      $3,542
Multimanager Aggressive Equity                             $  747     $1,181     $1,642      $2,558
Multimanager Core Bond                                     $  807     $1,360     $1,941      $3,178
Multimanager Health Care                                   $  873     $1,557     $2,266      $3,827
Multimanager High Yield                                    $  782     $1,286     $1,817      $2,925
Multimanager International Equity                          $  853     $1,499     $2,170      $3,638
Multimanager Large Cap Core Equity                         $  840     $1,460     $2,107      $3,513
Multimanager Large Cap Growth                              $  842     $1,466     $2,116      $3,533
Multimanager Large Cap Value                               $  837     $1,452     $2,092      $3,484
Multimanager Mid Cap Growth                                $  860     $1,519     $2,203      $3,705
Multimanager Mid Cap Value                                 $  859     $1,516     $2,199      $3,695
Multimanager Small Cap Growth                              $  862     $1,525     $2,213      $3,724
Multimanager Small Cap Value                               $  851     $1,493     $2,160      $3,619
Multimanager Technology                                    $  873     $1,557     $2,266      $3,827
Target 2015 Allocation                                     $  965     $1,827     $2,701      $4,657
Target 2025 Allocation                                     $  936     $1,740     $2,563      $4,398
Target 2035 Allocation                                     $1,032     $2,017     $3,004      $5,206
Target 2045 Allocation                                     $1,075     $2,138     $3,194      $5,539
---------------------------------------------------------  ------     ------     ------      ------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                          $  747     $1,181     $1,642      $2,558
EQ/AllianceBernstein Intermediate Government Securities    $  769     $1,247     $1,752      $2,790
EQ/AllianceBernstein International                         $  795     $1,324     $1,882      $3,057
EQ/AllianceBernstein Large Cap Growth                      $  833     $1,440     $2,073      $3,445
EQ/AllianceBernstein Quality Bond                          $  770     $1,250     $1,757      $2,801
EQ/AllianceBernstein Small Cap Growth                      $  793     $1,318     $1,872      $3,037
EQ/AllianceBernstein Value                                 $  777     $1,271     $1,792      $2,873
EQ/Ariel Appreciation II                                   $  831     $1,434     $2,063      $3,426
EQ/AXA Rosenberg Value Long/Short Equity                   $1,060     $2,096     $3,128      $5,425
EQ/BlackRock Basic Value Equity                            $  799     $1,336     $1,901      $3,098
EQ/BlackRock International Value                           $  830     $1,431     $2,058      $3,416
EQ/Boston Advisors Equity Income                           $  820     $1,398     $2,005      $3,308
EQ/Calvert Socially Responsible                            $  819     $1,395     $2,000      $3,298
EQ/Capital Guardian Growth                                 $  811     $1,372     $1,960      $3,218
EQ/Capital Guardian Research                               $  807     $1,360     $1,941      $3,178
EQ/Caywood-Scholl High Yield Bond                          $  807     $1,360     $1,941      $3,178
EQ/Davis New York Venture                                  $  833     $1,440     $2,073      $3,445
EQ/Equity 500 Index                                        $  744     $1,172     $1,626      $2,526
EQ/Evergreen International Bond                            $  818     $1,392     $1,995      $3,288
EQ/Evergreen Omega                                         $  821     $1,401     $2,009      $3,318



 ---------------------------------------------------------------------------------------------------------------------------
                                                                                                         If you do not
                                                                                                          surrender your
                                                                                                        contract at the end
                                                                                                               of
                                                              If you annuitize at the end of the       the applicable time
                                                                   applicable time period(1)                 period
                                                           -----------------------------------------------------------------
                                                           1 year    3 years    5 years    10 years    1 year    3 years
AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                   N/A       $1,487     $2,150      $3,600      $298     $  914
AXA Conservative Allocation                                 N/A       $1,431     $2,058      $3,416      $279     $  854
AXA Conservative-Plus Allocation                            N/A       $1,446     $2,083      $3,465      $284     $  870
AXA Moderate Allocation                                     N/A       $1,181     $1,642      $2,558      $190     $  589
AXA Moderate-Plus Allocation                                N/A       $1,469     $2,121      $3,542      $292     $  895
Multimanager Aggressive Equity                              N/A       $1,181     $1,642      $2,558      $190     $  589
Multimanager Core Bond                                      N/A       $1,360     $1,941      $3,178      $253     $  779
Multimanager Health Care                                    N/A       $1,557     $2,266      $3,827      $324     $  988
Multimanager High Yield                                     N/A       $1,286     $1,817      $2,925      $227     $  700
Multimanager International Equity                           N/A       $1,499     $2,170      $3,638      $303     $  926
Multimanager Large Cap Core Equity                          N/A       $1,460     $2,107      $3,513      $289     $  885
Multimanager Large Cap Growth                               N/A       $1,466     $2,116      $3,533      $291     $  892
Multimanager Large Cap Value                                N/A       $1,452     $2,092      $3,484      $286     $  876
Multimanager Mid Cap Growth                                 N/A       $1,519     $2,203      $3,705      $310     $  948
Multimanager Mid Cap Value                                  N/A       $1,516     $2,199      $3,695      $309     $  945
Multimanager Small Cap Growth                               N/A       $1,525     $2,213      $3,724      $312     $  954
Multimanager Small Cap Value                                N/A       $1,493     $2,160      $3,619      $301     $  920
Multimanager Technology                                     N/A       $1,557     $2,266      $3,827      $324     $  988
Target 2015 Allocation                                      N/A       $1,827     $2,701      $4,657      $421     $1,274
Target 2025 Allocation                                      N/A       $1,740     $2,563      $4,398      $390     $1,182
Target 2035 Allocation                                      N/A       $2,017     $3,004      $5,206      $492     $1,476
Target 2045 Allocation                                      N/A       $2,138     $3,194      $5,539      $537     $1,604
---------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                           N/A       $1,181     $1,642      $2,558      $190     $  589
EQ/AllianceBernstein Intermediate Government Securities     N/A       $1,247     $1,752      $2,790      $213     $  659
EQ/AllianceBernstein International                          N/A       $1,324     $1,882      $3,057      $241     $  741
EQ/AllianceBernstein Large Cap Growth                       N/A       $1,440     $2,073      $3,445      $282     $  864
EQ/AllianceBernstein Quality Bond                           N/A       $1,250     $1,757      $2,801      $215     $  662
EQ/AllianceBernstein Small Cap Growth                       N/A       $1,318     $1,872      $3,037      $239     $  735
EQ/AllianceBernstein Value                                  N/A       $1,271     $1,792      $2,873      $222     $  684
EQ/Ariel Appreciation II                                    N/A       $1,434     $2,063      $3,426      $280     $  857
EQ/AXA Rosenberg Value Long/Short Equity                    N/A       $2,096     $3,128      $5,425      $521     $1,559
EQ/BlackRock Basic Value Equity                             N/A       $1,336     $1,901      $3,098      $245     $  754
EQ/BlackRock International Value                            N/A       $1,431     $2,058      $3,416      $279     $  854
EQ/Boston Advisors Equity Income                            N/A       $1,398     $2,005      $3,308      $267     $  820
EQ/Calvert Socially Responsible                             N/A       $1,395     $2,000      $3,298      $266     $  817
EQ/Capital Guardian Growth                                  N/A       $1,372     $1,960      $3,218      $258     $  791
EQ/Capital Guardian Research                                N/A       $1,360     $1,941      $3,178      $253     $  779
EQ/Caywood-Scholl High Yield Bond                           N/A       $1,360     $1,941      $3,178      $253     $  779
EQ/Davis New York Venture                                   N/A       $1,440     $2,073      $3,445      $282     $  864
EQ/Equity 500 Index                                         N/A       $1,172     $1,626      $2,526      $187     $  579
EQ/Evergreen International Bond                             N/A       $1,392     $1,995      $3,288      $265     $  813
EQ/Evergreen Omega                                          N/A       $1,401     $2,009      $3,318      $268     $  823



----------------------------------------------------------------------------------
                                                              If you do not
                                                             surrender your
                                                           contract at the end of
                                                           the applicable time
                                                                  period
----------------------------------------------------------------------------------
                                                           5 years    10 years
AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------
AXA Aggressive Allocation                                   $1,554     $3,270
AXA Conservative Allocation                                 $1,456     $3,080
AXA Conservative-Plus Allocation                            $1,482     $3,130
AXA Moderate Allocation                                     $1,013     $2,192
AXA Moderate-Plus Allocation                                $1,523     $3,211
Multimanager Aggressive Equity                              $1,013     $2,192
Multimanager Core Bond                                      $1,331     $2,834
Multimanager Health Care                                    $1,676     $3,506
Multimanager High Yield                                     $1,199     $2,571
Multimanager International Equity                           $1,574     $3,310
Multimanager Large Cap Core Equity                          $1,507     $3,181
Multimanager Large Cap Growth                               $1,518     $3,201
Multimanager Large Cap Value                                $1,492     $3,150
Multimanager Mid Cap Growth                                 $1,610     $3,379
Multimanager Mid Cap Value                                  $1,605     $3,369
Multimanager Small Cap Growth                               $1,620     $3,399
Multimanager Small Cap Value                                $1,564     $3,290
Multimanager Technology                                     $1,676     $3,506
Target 2015 Allocation                                      $2,140     $4,365
Target 2025 Allocation                                      $1,992     $4,097
Target 2035 Allocation                                      $2,462     $4,934
Target 2045 Allocation                                      $2,664     $5,279
----------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                           $1,013     $2,192
EQ/AllianceBernstein Intermediate Government Securities     $1,130     $2,432
EQ/AllianceBernstein International                          $1,268     $2,709
EQ/AllianceBernstein Large Cap Growth                       $1,471     $3,110
EQ/AllianceBernstein Quality Bond                           $1,136     $2,443
EQ/AllianceBernstein Small Cap Growth                       $1,257     $2,688
EQ/AllianceBernstein Value                                  $1,173     $2,518
EQ/Ariel Appreciation II                                    $1,461     $3,090
EQ/AXA Rosenberg Value Long/Short Equity                    $2,594     $5,160
EQ/BlackRock Basic Value Equity                             $1,289     $2,751
EQ/BlackRock International Value                            $1,456     $3,080
EQ/Boston Advisors Equity Income                            $1,399     $2,968
EQ/Calvert Socially Responsible                             $1,393     $2,958
EQ/Capital Guardian Growth                                  $1,352     $2,875
EQ/Capital Guardian Research                                $1,331     $2,834
EQ/Caywood-Scholl High Yield Bond                           $1,331     $2,834
EQ/Davis New York Venture                                   $1,471     $3,110
EQ/Equity 500 Index                                         $  997     $2,159
EQ/Evergreen International Bond                             $1,388     $2,947
EQ/Evergreen Omega                                          $1,404     $2,978
----------------------------------------------------------------------------------


                                                                    Fee table 17

----------------------------------------------------------------------------------------------------------------------------------
                                           If you surrender your contract at the end
                                                            of the                        If you annuitize at the end of the
                                                    applicable time period                     applicable time period(1)
                                         -----------------------------------------------------------------------------------------
                                           1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
----------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                                $812     $1,375     $1,965      $3,228     N/A       $1,375     $1,965      $3,228
EQ/Franklin Income                           $835     $1,446     $2,083      $3,465     N/A       $1,446     $2,083      $3,465
EQ/Franklin Small Cap Value                  $838     $1,454     $2,097      $3,494     N/A       $1,454     $2,097      $3,494
EQ/Franklin Templeton Founding Strategy      $862     $1,525     $2,213      $3,724     N/A       $1,525     $2,213      $3,724
EQ/GAMCO Mergers and Acquisitions            $839     $1,457     $2,102      $3,504     N/A       $1,457     $2,102      $3,504
EQ/GAMCO Small Company Value                 $819     $1,395     $2,000      $3,298     N/A       $1,395     $2,000      $3,298
EQ/International Core PLUS                   $825     $1,413     $2,029      $3,357     N/A       $1,413     $2,029      $3,357
EQ/International Growth                      $842     $1,466     $2,116      $3,533     N/A       $1,466     $2,116      $3,533
EQ/JPMorgan Core Bond                        $787     $1,300     $1,842      $2,976     N/A       $1,300     $1,842      $2,976
EQ/JPMorgan Value Opportunities              $805     $1,354     $1,931      $3,158     N/A       $1,354     $1,931      $3,158
EQ/Large Cap Core PLUS                       $808     $1,363     $1,946      $3,188     N/A       $1,363     $1,946      $3,188
EQ/Large Cap Growth PLUS                     $807     $1,360     $1,941      $3,178     N/A       $1,360     $1,941      $3,178
EQ/Legg Mason Value Equity                   $813     $1,378     $1,970      $3,238     N/A       $1,378     $1,970      $3,238
EQ/Long Term Bond                            $784     $1,291     $1,827      $2,945     N/A       $1,291     $1,827      $2,945
EQ/Lord Abbett Growth and Income             $812     $1,375     $1,965      $3,228     N/A       $1,375     $1,965      $3,228
EQ/Lord Abbett Large Cap Core                $817     $1,390     $1,990      $3,278     N/A       $1,390     $1,990      $3,278
EQ/Lord Abbett Mid Cap Value                 $816     $1,387     $1,985      $3,268     N/A       $1,387     $1,985      $3,268
EQ/Marsico Focus                             $828     $1,425     $2,048      $3,396     N/A       $1,425     $2,048      $3,396
EQ/Mid Cap Value PLUS                        $812     $1,375     $1,965      $3,228     N/A       $1,375     $1,965      $3,228
EQ/Money Market                              $747     $1,181     $1,642      $2,558     N/A       $1,181     $1,642      $2,558
EQ/Montag & Caldwell Growth                  $821     $1,401     $2,009      $3,318     N/A       $1,401     $2,009      $3,318
EQ/Mutual Shares                             $841     $1,463     $2,112      $3,523     N/A       $1,463     $2,112      $3,523
EQ/Oppenheimer Global                        $877     $1,569     $2,285      $3,865     N/A       $1,569     $2,285      $3,865
EQ/Oppenheimer Main Street Opportunity       $861     $1,522     $2,208      $3,714     N/A       $1,522     $2,208      $3,714
EQ/Oppenheimer Main Street Small Cap         $869     $1,546     $2,247      $3,790     N/A       $1,546     $2,247      $3,790
EQ/PIMCO Real Return                         $800     $1,339     $1,906      $3,108     N/A       $1,339     $1,906      $3,108
EQ/Short Duration Bond                       $789     $1,306     $1,852      $2,996     N/A       $1,306     $1,852      $2,996
EQ/Small Company Index                       $770     $1,250     $1,757      $2,801     N/A       $1,250     $1,757      $2,801
EQ/T. Rowe Price Growth Stock                $824     $1,410     $2,024      $3,347     N/A       $1,410     $2,024      $3,347
EQ/Templeton Growth                          $845     $1,475     $2,131      $3,562     N/A       $1,475     $2,131      $3,562
EQ/UBS Growth and Income                     $822     $1,404     $2,014      $3,328     N/A       $1,404     $2,014      $3,328
EQ/Van Kampen Comstock                       $811     $1,372     $1,960      $3,218     N/A       $1,372     $1,960      $3,218
EQ/Van Kampen Emerging Markets Equity        $869     $1,546     $2,247      $3,790     N/A       $1,546     $2,247      $3,790
EQ/Van Kampen Mid Cap Growth                 $816     $1,387     $1,985      $3,268     N/A       $1,387     $1,985      $3,268
EQ/Van Kampen Real Estate                    $841     $1,463     $2,112      $3,523     N/A       $1,463     $2,112      $3,523
----------------------------------------------------------------------------------------------------------------------------------



                                           If you do not surrender your contract at
                                                          the end of
                                                  the applicable time period
                                           ------------------------------------------
                                            1 year    3 years    5 years    10 years
-------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------
EQ/FI Mid Cap                                $259     $  795     $1,357     $2,886
EQ/Franklin Income                           $284     $  870     $1,482     $3,130
EQ/Franklin Small Cap Value                  $287     $  879     $1,497     $3,161
EQ/Franklin Templeton Founding Strategy      $312     $  954     $1,620     $3,399
EQ/GAMCO Mergers and Acquisitions            $288     $  882     $1,502     $3,171
EQ/GAMCO Small Company Value                 $266     $  817     $1,393     $2,958
EQ/International Core PLUS                   $272     $  835     $1,425     $3,019
EQ/International Growth                      $291     $  892     $1,518     $3,201
EQ/JPMorgan Core Bond                        $232     $  716     $1,226     $2,624
EQ/JPMorgan Value Opportunities              $251     $  773     $1,320     $2,813
EQ/Large Cap Core PLUS                       $254     $  782     $1,336     $2,844
EQ/Large Cap Growth PLUS                     $253     $  779     $1,331     $2,834
EQ/Legg Mason Value Equity                   $260     $  798     $1,362     $2,896
EQ/Long Term Bond                            $229     $  706     $1,210     $2,593
EQ/Lord Abbett Growth and Income             $259     $  795     $1,357     $2,886
EQ/Lord Abbett Large Cap Core                $264     $  810     $1,383     $2,937
EQ/Lord Abbett Mid Cap Value                 $263     $  807     $1,378     $2,927
EQ/Marsico Focus                             $276     $  848     $1,445     $3,060
EQ/Mid Cap Value PLUS                        $259     $  795     $1,357     $2,886
EQ/Money Market                              $190     $  589     $1,013     $2,192
EQ/Montag & Caldwell Growth                  $268     $  823     $1,404     $2,978
EQ/Mutual Shares                             $290     $  889     $1,513     $3,191
EQ/Oppenheimer Global                        $328     $1,001     $1,697     $3,544
EQ/Oppenheimer Main Street Opportunity       $311     $  951     $1,615     $3,389
EQ/Oppenheimer Main Street Small Cap         $319     $  976     $1,656     $3,467
EQ/PIMCO Real Return                         $246     $  757     $1,294     $2,761
EQ/Short Duration Bond                       $234     $  722     $1,236     $2,645
EQ/Small Company Index                       $215     $  662     $1,136     $2,443
EQ/T. Rowe Price Growth Stock                $271     $  832     $1,419     $3,009
EQ/Templeton Growth                          $294     $  901     $1,533     $3,231
EQ/UBS Growth and Income                     $269     $  826     $1,409     $2,988
EQ/Van Kampen Comstock                       $258     $  791     $1,352     $2,875
EQ/Van Kampen Emerging Markets Equity        $319     $  976     $1,656     $3,467
EQ/Van Kampen Mid Cap Growth                 $263     $  807     $1,378     $2,927
EQ/Van Kampen Real Estate                    $290     $  889     $1,513     $3,191
-------------------------------------------------------------------------------------




(1) Please see "When withdrawal charges do not apply" in "Charges and expenses" later in this prospectus for more information on withdrawal charge waivers upon annuitization.


18 Fee table

EQUI-VEST(SM) SERIES 100 AND 200 CONTRACTS --
FOR NQ CONTRACTS




-------------------------------------------------------------------------------------------------------
                                                           If you surrender your contract at the end
                                                                 of the applicable time period
                                                           1 year     3 years    5 years    10 years
-------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
-------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                  $  849     $1,487     $2,150      $3,270
AXA Conservative Allocation                                $  830     $1,431     $2,056      $3,080
AXA Conservative-Plus Allocation                           $  835     $1,446     $2,082      $3,130
AXA Moderate Allocation                                    $  747     $1,181     $1,613      $2,192
AXA Moderate-Plus Allocation                               $  843     $1,469     $2,121      $3,211
Multimanager Aggressive Equity                             $  747     $1,181     $1,613      $2,192
Multimanager Core Bond                                     $  807     $1,360     $1,931      $2,834
Multimanager Health Care                                   $  873     $1,557     $2,266      $3,506
Multimanager High Yield                                    $  782     $1,286     $1,799      $2,571
Multimanager International Equity                          $  853     $1,499     $2,170      $3,310
Multimanager Large Cap Core Equity                         $  840     $1,460     $2,107      $3,181
Multimanager Large Cap Growth                              $  842     $1,466     $2,116      $3,201
Multimanager Large Cap Value                               $  837     $1,452     $2,092      $3,150
Multimanager Mid Cap Growth                                $  860     $1,519     $2,203      $3,379
Multimanager Mid Cap Value                                 $  859     $1,516     $2,199      $3,369
Multimanager Small Cap Growth                              $  862     $1,525     $2,213      $3,399
Multimanager Small Cap Value                               $  851     $1,493     $2,160      $3,290
Multimanager Technology                                    $  873     $1,557     $2,266      $3,506
Target 2015 Allocation                                     $  965     $1,827     $2,701      $4,365
Target 2025 Allocation                                     $  936     $1,740     $2,563      $4,097
Target 2035 Allocation                                     $1,032     $2,017     $3,004      $4,934
Target 2045 Allocation                                     $1,075     $2,138     $3,194      $5,279
-------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                          $  747     $1,181     $1,613      $2,192
EQ/AllianceBernstein Intermediate Government Securities    $  769     $1,247     $1,730      $2,432
EQ/AllianceBernstein International                         $  795     $1,324     $1,868      $2,709
EQ/AllianceBernstein Large Cap Growth                      $  833     $1,440     $2,071      $3,110
EQ/AllianceBernstein Quality Bond                          $  770     $1,250     $1,736      $2,443
EQ/AllianceBernstein Small Cap Growth                      $  793     $1,318     $1,857      $2,688
EQ/AllianceBernstein Value                                 $  777     $1,271     $1,773      $2,518
EQ/Ariel Appreciation II                                   $  831     $1,434     $2,061      $3,090
EQ/AXA Rosenberg Value Long/Short Equity                   $1,060     $2,096     $3,128      $5,160
EQ/BlackRock Basic Value Equity                            $  799     $1,336     $1,889      $2,751
EQ/BlackRock International Value                           $  830     $1,431     $2,056      $3,080
EQ/Boston Advisors Equity Income                           $  820     $1,398     $1,999      $2,968
EQ/Calvert Socially Responsible                            $  819     $1,395     $1,993      $2,958
EQ/Capital Guardian Growth                                 $  811     $1,372     $1,952      $2,875
EQ/Capital Guardian Research                               $  807     $1,360     $1,931      $2,834
EQ/Caywood-Scholl High Yield Bond                          $  807     $1,360     $1,931      $2,834
EQ/Davis New York Venture                                  $  833     $1,440     $2,071      $3,110
EQ/Equity 500 Index                                        $  744     $1,172     $1,597      $2,159
EQ/Evergreen International Bond                            $  818     $1,392     $1,988      $2,947
EQ/Evergreen Omega                                         $  821     $1,401     $2,004      $2,978



                                                                                                         If you do not
                                                                                                         surrender your
                                                                                                     contract at the end of
                                                              If you annuitize at the end of the      the applicable time
                                                                   applicable time period(1)                 period
                                                          -----------------------------------------------------------------
                                                           1 year    3 years    5 years    10 years    1 year    3 years
---------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                   N/A       $1,487     $2,150      $3,270      $298     $  914
AXA Conservative Allocation                                 N/A       $1,431     $2,056      $3,080      $279     $  854
AXA Conservative-Plus Allocation                            N/A       $1,446     $2,082      $3,130      $284     $  870
AXA Moderate Allocation                                     N/A       $1,181     $1,613      $2,192      $190     $  589
AXA Moderate-Plus Allocation                                N/A       $1,469     $2,121      $3,211      $292     $  895
Multimanager Aggressive Equity                              N/A       $1,181     $1,613      $2,192      $190     $  589
Multimanager Core Bond                                      N/A       $1,360     $1,931      $2,834      $253     $  779
Multimanager Health Care                                    N/A       $1,557     $2,266      $3,506      $324     $  988
Multimanager High Yield                                     N/A       $1,286     $1,799      $2,571      $227     $  700
Multimanager International Equity                           N/A       $1,499     $2,170      $3,310      $303     $  926
Multimanager Large Cap Core Equity                          N/A       $1,460     $2,107      $3,181      $289     $  885
Multimanager Large Cap Growth                               N/A       $1,466     $2,116      $3,201      $291     $  892
Multimanager Large Cap Value                                N/A       $1,452     $2,092      $3,150      $286     $  876
Multimanager Mid Cap Growth                                 N/A       $1,519     $2,203      $3,379      $310     $  948
Multimanager Mid Cap Value                                  N/A       $1,516     $2,199      $3,369      $309     $  945
Multimanager Small Cap Growth                               N/A       $1,525     $2,213      $3,399      $312     $  954
Multimanager Small Cap Value                                N/A       $1,493     $2,160      $3,290      $301     $  920
Multimanager Technology                                     N/A       $1,557     $2,266      $3,506      $324     $  988
Target 2015 Allocation                                      N/A       $1,827     $2,701      $4,365      $421     $1,274
Target 2025 Allocation                                      N/A       $1,740     $2,563      $4,097      $390     $1,182
Target 2035 Allocation                                      N/A       $2,017     $3,004      $4,934      $492     $1,476
Target 2045 Allocation                                      N/A       $2,138     $3,194      $5,279      $537     $1,604
---------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                           N/A       $1,181     $1,613      $2,192      $190     $  589
EQ/AllianceBernstein Intermediate Government Securities     N/A       $1,247     $1,730      $2,432      $213     $  659
EQ/AllianceBernstein International                          N/A       $1,324     $1,868      $2,709      $241     $  741
EQ/AllianceBernstein Large Cap Growth                       N/A       $1,440     $2,071      $3,110      $282     $  864
EQ/AllianceBernstein Quality Bond                           N/A       $1,250     $1,736      $2,443      $215     $  662
EQ/AllianceBernstein Small Cap Growth                       N/A       $1,318     $1,857      $2,688      $239     $  735
EQ/AllianceBernstein Value                                  N/A       $1,271     $1,773      $2,518      $222     $  684
EQ/Ariel Appreciation II                                    N/A       $1,434     $2,061      $3,090      $280     $  857
EQ/AXA Rosenberg Value Long/Short Equity                    N/A       $2,096     $3,128      $5,160      $521     $1,559
EQ/BlackRock Basic Value Equity                             N/A       $1,336     $1,889      $2,751      $245     $  754
EQ/BlackRock International Value                            N/A       $1,431     $2,056      $3,080      $279     $  854
EQ/Boston Advisors Equity Income                            N/A       $1,398     $1,999      $2,968      $267     $  820
EQ/Calvert Socially Responsible                             N/A       $1,395     $1,993      $2,958      $266     $  817
EQ/Capital Guardian Growth                                  N/A       $1,372     $1,952      $2,875      $258     $  791
EQ/Capital Guardian Research                                N/A       $1,360     $1,931      $2,834      $253     $  779
EQ/Caywood-Scholl High Yield Bond                           N/A       $1,360     $1,931      $2,834      $253     $  779
EQ/Davis New York Venture                                   N/A       $1,440     $2,071      $3,110      $282     $  864
EQ/Equity 500 Index                                         N/A       $1,172     $1,597      $2,159      $187     $  579
EQ/Evergreen International Bond                             N/A       $1,392     $1,988      $2,947      $265     $  813
EQ/Evergreen Omega                                          N/A       $1,401     $2,004      $2,978      $268     $  823
---------------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------
                                                              If you do not
                                                             surrender your
                                                          contract at the end of
                                                           the applicable time
                                                                  period
                                                        --------------------------
                                                           5 years    10 years
----------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------
AXA Aggressive Allocation                                   $1,554     $3,270
AXA Conservative Allocation                                 $1,456     $3,080
AXA Conservative-Plus Allocation                            $1,482     $3,130
AXA Moderate Allocation                                     $1,013     $2,192
AXA Moderate-Plus Allocation                                $1,523     $3,211
Multimanager Aggressive Equity                              $1,013     $2,192
Multimanager Core Bond                                      $1,331     $2,834
Multimanager Health Care                                    $1,676     $3,506
Multimanager High Yield                                     $1,199     $2,571
Multimanager International Equity                           $1,574     $3,310
Multimanager Large Cap Core Equity                          $1,507     $3,181
Multimanager Large Cap Growth                               $1,518     $3,201
Multimanager Large Cap Value                                $1,492     $3,150
Multimanager Mid Cap Growth                                 $1,610     $3,379
Multimanager Mid Cap Value                                  $1,605     $3,369
Multimanager Small Cap Growth                               $1,620     $3,399
Multimanager Small Cap Value                                $1,564     $3,290
Multimanager Technology                                     $1,676     $3,506
Target 2015 Allocation                                      $2,140     $4,365
Target 2025 Allocation                                      $1,992     $4,097
Target 2035 Allocation                                      $2,462     $4,934
Target 2045 Allocation                                      $2,664     $5,279
----------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                           $1,013     $2,192
EQ/AllianceBernstein Intermediate Government Securities     $1,130     $2,432
EQ/AllianceBernstein International                          $1,268     $2,709
EQ/AllianceBernstein Large Cap Growth                       $1,471     $3,110
EQ/AllianceBernstein Quality Bond                           $1,136     $2,443
EQ/AllianceBernstein Small Cap Growth                       $1,257     $2,688
EQ/AllianceBernstein Value                                  $1,173     $2,518
EQ/Ariel Appreciation II                                    $1,461     $3,090
EQ/AXA Rosenberg Value Long/Short Equity                    $2,594     $5,160
EQ/BlackRock Basic Value Equity                             $1,289     $2,751
EQ/BlackRock International Value                            $1,456     $3,080
EQ/Boston Advisors Equity Income                            $1,399     $2,968
EQ/Calvert Socially Responsible                             $1,393     $2,958
EQ/Capital Guardian Growth                                  $1,352     $2,875
EQ/Capital Guardian Research                                $1,331     $2,834
EQ/Caywood-Scholl High Yield Bond                           $1,331     $2,834
EQ/Davis New York Venture                                   $1,471     $3,110
EQ/Equity 500 Index                                         $  997     $2,159
EQ/Evergreen International Bond                             $1,388     $2,947
EQ/Evergreen Omega                                          $1,404     $2,978
----------------------------------------------------------------------------------


                                                                    Fee table 19

                                               If you surrender your contract at
                                                        the end of the                    If you annuitize at the end of the
                                                    applicable time period                     applicable time period(1)
                                           -----------------------------------------------------------------------------------------
                                            1 year    3 years   5 years     10 years   1 year     3 years    5 years    10 years
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                                $812     $1,375     $1,957      $2,886     N/A       $1,375     $1,957      $2,886
EQ/Franklin Income                           $835     $1,446     $2,082      $3,130     N/A       $1,446     $2,082      $3,130
EQ/Franklin Small Cap Value                  $838     $1,454     $2,097      $3,161     N/A       $1,454     $2,097      $3,161
EQ/Franklin Templeton Founding Strategy      $862     $1,525     $2,213      $3,399     N/A       $1,525     $2,213      $3,399
EQ/GAMCO Mergers and Acquisitions            $839     $1,457     $2,102      $3,171     N/A       $1,457     $2,102      $3,171
EQ/GAMCO Small Company Value                 $819     $1,395     $1,993      $2,958     N/A       $1,395     $1,993      $2,958
EQ/International Core PLUS                   $825     $1,413     $2,025      $3,019     N/A       $1,413     $2,025      $3,019
EQ/International Growth                      $842     $1,466     $2,116      $3,201     N/A       $1,466     $2,116      $3,201
EQ/JPMorgan Core Bond                        $787     $1,300     $1,826      $2,624     N/A       $1,300     $1,826      $2,624
EQ/JPMorgan Value Opportunities              $805     $1,354     $1,920      $2,813     N/A       $1,354     $1,920      $2,813
EQ/Large Cap Core PLUS                       $808     $1,363     $1,936      $2,844     N/A       $1,363     $1,936      $2,844
EQ/Large Cap Growth PLUS                     $807     $1,360     $1,931      $2,834     N/A       $1,360     $1,931      $2,834
EQ/Legg Mason Value Equity                   $813     $1,378     $1,962      $2,896     N/A       $1,378     $1,962      $2,896
EQ/Long Term Bond                            $784     $1,291     $1,810      $2,593     N/A       $1,291     $1,810      $2,593
EQ/Lord Abbett Growth and Income             $812     $1,375     $1,957      $2,886     N/A       $1,375     $1,957      $2,886
EQ/Lord Abbett Large Cap Core                $817     $1,390     $1,983      $2,937     N/A       $1,390     $1,983      $2,937
EQ/Lord Abbett Mid Cap Value                 $816     $1,387     $1,978      $2,927     N/A       $1,387     $1,978      $2,927
EQ/Marsico Focus                             $828     $1,425     $2,045      $3,060     N/A       $1,425     $2,045      $3,060
EQ/Mid Cap Value PLUS                        $812     $1,375     $1,957      $2,886     N/A       $1,375     $1,957      $2,886
EQ/Money Market                              $747     $1,181     $1,613      $2,192     N/A       $1,181     $1,613      $2,192
EQ/Montag & Caldwell Growth                  $821     $1,401     $2,004      $2,978     N/A       $1,401     $2,004      $2,978
EQ/Mutual Shares                             $841     $1,463     $2,112      $3,191     N/A       $1,463     $2,112      $3,191
EQ/Oppenheimer Global                        $877     $1,569     $2,285      $3,544     N/A       $1,569     $2,285      $3,544
EQ/Oppenheimer Main Street Opportunity       $861     $1,522     $2,208      $3,389     N/A       $1,522     $2,208      $3,389
EQ/Oppenheimer Main Street Small Cap         $869     $1,546     $2,247      $3,467     N/A       $1,546     $2,247      $3,467
EQ/PIMCO Real Return                         $800     $1,339     $1,894      $2,761     N/A       $1,339     $1,894      $2,761
EQ/Short Duration Bond                       $789     $1,306     $1,836      $2,645     N/A       $1,306     $1,836      $2,645
EQ/Small Company Index                       $770     $1,250     $1,736      $2,443     N/A       $1,250     $1,736      $2,443
EQ/T. Rowe Price Growth Stock                $824     $1,410     $2,019      $3,009     N/A       $1,410     $2,019      $3,009
EQ/Templeton Growth                          $845     $1,475     $2,131      $3,231     N/A       $1,475     $2,131      $3,231
EQ/UBS Growth and Income                     $822     $1,404     $2,009      $2,988     N/A       $1,404     $2,009      $2,988
EQ/Van Kampen Comstock                       $811     $1,372     $1,952      $2,875     N/A       $1,372     $1,952      $2,875
EQ/Van Kampen Emerging Markets Equity        $869     $1,546     $2,247      $3,467     N/A       $1,546     $2,247      $3,467
EQ/Van Kampen Mid Cap Growth                 $816     $1,387     $1,978      $2,927     N/A       $1,387     $1,978      $2,927
EQ/Van Kampen Real Estate                    $841     $1,463     $2,112      $3,191     N/A       $1,463     $2,112      $3,191
------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                           If you do not surrender your contract at
                                                          the end of
                                                  the applicable time period
                                         --------------------------------------------
                                            1 year    3 years    5 years    10 years
-------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------
EQ/FI Mid Cap                                $259     $  795     $1,357     $2,886
EQ/Franklin Income                           $284     $  870     $1,482     $3,130
EQ/Franklin Small Cap Value                  $287     $  879     $1,497     $3,161
EQ/Franklin Templeton Founding Strategy      $312     $  954     $1,620     $3,399
EQ/GAMCO Mergers and Acquisitions            $288     $  882     $1,502     $3,171
EQ/GAMCO Small Company Value                 $266     $  817     $1,393     $2,958
EQ/International Core PLUS                   $272     $  835     $1,425     $3,019
EQ/International Growth                      $291     $  892     $1,518     $3,201
EQ/JPMorgan Core Bond                        $232     $  716     $1,226     $2,624
EQ/JPMorgan Value Opportunities              $251     $  773     $1,320     $2,813
EQ/Large Cap Core PLUS                       $254     $  782     $1,336     $2,844
EQ/Large Cap Growth PLUS                     $253     $  779     $1,331     $2,834
EQ/Legg Mason Value Equity                   $260     $  798     $1,362     $2,896
EQ/Long Term Bond                            $229     $  706     $1,210     $2,593
EQ/Lord Abbett Growth and Income             $259     $  795     $1,357     $2,886
EQ/Lord Abbett Large Cap Core                $264     $  810     $1,383     $2,937
EQ/Lord Abbett Mid Cap Value                 $263     $  807     $1,378     $2,927
EQ/Marsico Focus                             $276     $  848     $1,445     $3,060
EQ/Mid Cap Value PLUS                        $259     $  795     $1,357     $2,886
EQ/Money Market                              $190     $  589     $1,013     $2,192
EQ/Montag & Caldwell Growth                  $268     $  823     $1,404     $2,978
EQ/Mutual Shares                             $290     $  889     $1,513     $3,191
EQ/Oppenheimer Global                        $328     $1,001     $1,697     $3,544
EQ/Oppenheimer Main Street Opportunity       $311     $  951     $1,615     $3,389
EQ/Oppenheimer Main Street Small Cap         $319     $  976     $1,656     $3,467
EQ/PIMCO Real Return                         $246     $  757     $1,294     $2,761
EQ/Short Duration Bond                       $234     $  722     $1,236     $2,645
EQ/Small Company Index                       $215     $  662     $1,136     $2,443
EQ/T. Rowe Price Growth Stock                $271     $  832     $1,419     $3,009
EQ/Templeton Growth                          $294     $  901     $1,533     $3,231
EQ/UBS Growth and Income                     $269     $  826     $1,409     $2,988
EQ/Van Kampen Comstock                       $258     $  791     $1,352     $2,875
EQ/Van Kampen Emerging Markets Equity        $319     $  976     $1,656     $3,467
EQ/Van Kampen Mid Cap Growth                 $263     $  807     $1,378     $2,927
EQ/Van Kampen Real Estate                    $290     $  889     $1,513     $3,191
-------------------------------------------------------------------------------------




(1) Please see "When withdrawal charges do not apply" in "Charges and expenses" later in this prospectus for more information on withdrawal charge waivers upon annuitization.



20 Fee table

EQUI-VEST(SM) SERIES 300 CONTRACTS


---------------------------------------------------------------------------------------------------------
                                                            If you surrender your contract at the end
                                                                  of the applicable time period
                                                          -----------------------------------------------
                                                           1 year    3 years     5 years    10 years
---------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                  $  850     $1,490     $2,155      $3,280
AXA Conservative Allocation                                $  831     $1,434     $2,061      $3,090
AXA Conservative-Plus Allocation                           $  836     $1,449     $2,087      $3,140
AXA Moderate Allocation                                    $  816     $1,387     $1,978      $2,927
AXA Moderate-Plus Allocation                               $  844     $1,472     $2,126      $3,221
Multimanager Aggressive Equity                             $  786     $1,297     $1,820      $2,614
Multimanager Core Bond                                     $  808     $1,363     $1,936      $2,844
Multimanager Health Care                                   $  874     $1,560     $2,270      $3,515
Multimanager High Yield                                    $  783     $1,288     $1,805      $2,582
Multimanager International Equity                          $  854     $1,502     $2,174      $3,320
Multimanager Large Cap Core Equity                         $  841     $1,463     $2,112      $3,191
Multimanager Large Cap Growth                              $  843     $1,469     $2,121      $3,211
Multimanager Large Cap Value                               $  838     $1,454     $2,097      $3,161
Multimanager Mid Cap Growth                                $  861     $1,522     $2,208      $3,389
Multimanager Mid Cap Value                                 $  860     $1,519     $2,203      $3,379
Multimanager Small Cap Growth                              $  863     $1,528     $2,218      $3,408
Multimanager Small Cap Value                               $  852     $1,496     $2,165      $3,300
Multimanager Technology                                    $  874     $1,560     $2,270      $3,515
Target 2015 Allocation                                     $  966     $1,829     $2,706      $4,374
Target 2025 Allocation                                     $  937     $1,743     $2,567      $4,106
Target 2035 Allocation                                     $1,033     $2,020     $3,009      $4,942
Target 2045 Allocation                                     $1,076     $2,141     $3,198      $5,287
---------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                          $  767     $1,241     $1,720      $2,410
EQ/AllianceBernstein Intermediate Government Securities    $  770     $1,250     $1,736      $2,443
EQ/AllianceBernstein International                         $  796     $1,327     $1,873      $2,719
EQ/AllianceBernstein Large Cap Growth                      $  834     $1,443     $2,076      $3,120
EQ/AllianceBernstein Quality Bond                          $  771     $1,253     $1,741      $2,454
EQ/AllianceBernstein Small Cap Growth                      $  794     $1,321     $1,863      $2,698
EQ/AllianceBernstein Value                                 $  778     $1,274     $1,778      $2,529
EQ/Ariel Appreciation II                                   $  832     $1,437     $2,066      $3,100
EQ/AXA Rosenberg Value Long/Short Equity                   $1,061     $2,099     $3,132      $5,168
EQ/BlackRock Basic Value Equity                            $  800     $1,339     $1,894      $2,761
EQ/BlackRock International Value                           $  831     $1,434     $2,061      $3,090
EQ/Boston Advisors Equity Income                           $  821     $1,401     $2,004      $2,978
EQ/Calvert Socially Responsible                            $  820     $1,398     $1,999      $2,968
EQ/Capital Guardian Growth                                 $  812     $1,375     $1,957      $2,886
EQ/Capital Guardian Research                               $  808     $1,363     $1,936      $2,844
EQ/Caywood-Scholl High Yield Bond                          $  808     $1,363     $1,936      $2,844
EQ/Davis New York Venture                                  $  834     $1,443     $2,076      $3,120
EQ/Equity 500 Index                                        $  745     $1,175     $1,602      $2,170
EQ/Evergreen International Bond                            $  819     $1,395     $1,993      $2,958
EQ/Evergreen Omega                                         $  822     $1,404     $2,009      $2,988
EQ/FI Mid Cap                                              $  813     $1,378     $1,962      $2,896
---------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                              If you annuitize at the end of the         If you do not
                                                                        applicable time                  surrender your
                                                            period and select a non-life contingent   contract at the end
                                                                            period                             of
                                                           certain annuity option with less than ten  the applicable time
                                                                             years                           period
                                                          -----------------------------------------------------------------
                                                           1 year    3 years     5 years    10 years    1 year    3 years
---------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                   N/A       $1,490     $2,155      $3,280      $300     $  917
AXA Conservative Allocation                                 N/A       $1,434     $2,061      $3,090      $280     $  857
AXA Conservative-Plus Allocation                            N/A       $1,449     $2,087      $3,140      $285     $  873
AXA Moderate Allocation                                     N/A       $1,387     $1,978      $2,927      $263     $  807
AXA Moderate-Plus Allocation                                N/A       $1,472     $2,126      $3,221      $293     $  898
Multimanager Aggressive Equity                              N/A       $1,297     $1,820      $2,614      $231     $  713
Multimanager Core Bond                                      N/A       $1,363     $1,936      $2,844      $254     $  782
Multimanager Health Care                                    N/A       $1,560     $2,270      $3,515      $325     $  991
Multimanager High Yield                                     N/A       $1,288     $1,805      $2,582      $228     $  703
Multimanager International Equity                           N/A       $1,502     $2,174      $3,320      $304     $  929
Multimanager Large Cap Core Equity                          N/A       $1,463     $2,112      $3,191      $290     $  889
Multimanager Large Cap Growth                               N/A       $1,469     $2,121      $3,211      $292     $  895
Multimanager Large Cap Value                                N/A       $1,454     $2,097      $3,161      $287     $  879
Multimanager Mid Cap Growth                                 N/A       $1,522     $2,208      $3,389      $311     $  951
Multimanager Mid Cap Value                                  N/A       $1,519     $2,203      $3,379      $310     $  948
Multimanager Small Cap Growth                               N/A       $1,528     $2,218      $3,408      $313     $  957
Multimanager Small Cap Value                                N/A       $1,496     $2,165      $3,300      $302     $  923
Multimanager Technology                                     N/A       $1,560     $2,270      $3,515      $325     $  991
Target 2015 Allocation                                      N/A       $1,829     $2,706      $4,374      $422     $1,277
Target 2025 Allocation                                      N/A       $1,743     $2,567      $4,106      $391     $1,185
Target 2035 Allocation                                      N/A       $2,020     $3,009      $4,942      $493     $1,479
Target 2045 Allocation                                      N/A       $2,141     $3,198      $5,287      $538     $1,607
---------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                           N/A       $1,241     $1,720      $2,410      $211     $  653
EQ/AllianceBernstein Intermediate Government Securities     N/A       $1,250     $1,736      $2,443      $215     $  662
EQ/AllianceBernstein International                          N/A       $1,327     $1,873      $2,719      $242     $  744
EQ/AllianceBernstein Large Cap Growth                       N/A       $1,443     $2,076      $3,120      $283     $  867
EQ/AllianceBernstein Quality Bond                           N/A       $1,253     $1,741      $2,454      $216     $  665
EQ/AllianceBernstein Small Cap Growth                       N/A       $1,321     $1,863      $2,698      $240     $  738
EQ/AllianceBernstein Value                                  N/A       $1,274     $1,778      $2,529      $223     $  687
EQ/Ariel Appreciation II                                    N/A       $1,437     $2,066      $3,100      $281     $  860
EQ/AXA Rosenberg Value Long/Short Equity                    N/A       $2,099     $3,132      $5,168      $522     $1,562
EQ/BlackRock Basic Value Equity                             N/A       $1,339     $1,894      $2,761      $246     $  757
EQ/BlackRock International Value                            N/A       $1,434     $2,061      $3,090      $280     $  857
EQ/Boston Advisors Equity Income                            N/A       $1,401     $2,004      $2,978      $268     $  823
EQ/Calvert Socially Responsible                             N/A       $1,398     $1,999      $2,968      $267     $  820
EQ/Capital Guardian Growth                                  N/A       $1,375     $1,957      $2,886      $259     $  795
EQ/Capital Guardian Research                                N/A       $1,363     $1,936      $2,844      $254     $  782
EQ/Caywood-Scholl High Yield Bond                           N/A       $1,363     $1,936      $2,844      $254     $  782
EQ/Davis New York Venture                                   N/A       $1,443     $2,076      $3,120      $283     $  867
EQ/Equity 500 Index                                         N/A       $1,175     $1,602      $2,170      $188     $  583
EQ/Evergreen International Bond                             N/A       $1,395     $1,993      $2,958      $266     $  817
EQ/Evergreen Omega                                          N/A       $1,404     $2,009      $2,988      $269     $  826
EQ/FI Mid Cap                                               N/A       $1,378     $1,962      $2,896      $260     $  798
---------------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------
                                                              If you do not
                                                             surrender your
                                                           contract at the end of
                                                           the applicable time
                                                                  period
                                                          ------------------------
                                                            5 years    10 years
----------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------
AXA Aggressive Allocation                                   $1,559     $3,280
AXA Conservative Allocation                                 $1,461     $3,090
AXA Conservative-Plus Allocation                            $1,487     $3,140
AXA Moderate Allocation                                     $1,378     $2,927
AXA Moderate-Plus Allocation                                $1,528     $3,221
Multimanager Aggressive Equity                              $1,220     $2,614
Multimanager Core Bond                                      $1,336     $2,844
Multimanager Health Care                                    $1,681     $3,515
Multimanager High Yield                                     $1,205     $2,582
Multimanager International Equity                           $1,579     $3,320
Multimanager Large Cap Core Equity                          $1,513     $3,191
Multimanager Large Cap Growth                               $1,523     $3,211
Multimanager Large Cap Value                                $1,497     $3,161
Multimanager Mid Cap Growth                                 $1,615     $3,389
Multimanager Mid Cap Value                                  $1,610     $3,379
Multimanager Small Cap Growth                               $1,625     $3,408
Multimanager Small Cap Value                                $1,569     $3,300
Multimanager Technology                                     $1,681     $3,515
Target 2015 Allocation                                      $2,144     $4,374
Target 2025 Allocation                                      $1,997     $4,106
Target 2035 Allocation                                      $2,467     $4,942
Target 2045 Allocation                                      $2,668     $5,287
----------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                           $1,120     $2,410
EQ/AllianceBernstein Intermediate Government Securities     $1,136     $2,443
EQ/AllianceBernstein International                          $1,273     $2,719
EQ/AllianceBernstein Large Cap Growth                       $1,476     $3,120
EQ/AllianceBernstein Quality Bond                           $1,141     $2,454
EQ/AllianceBernstein Small Cap Growth                       $1,263     $2,698
EQ/AllianceBernstein Value                                  $1,178     $2,529
EQ/Ariel Appreciation II                                    $1,466     $3,100
EQ/AXA Rosenberg Value Long/Short Equity                    $2,598     $5,168
EQ/BlackRock Basic Value Equity                             $1,294     $2,761
EQ/BlackRock International Value                            $1,461     $3,090
EQ/Boston Advisors Equity Income                            $1,404     $2,978
EQ/Calvert Socially Responsible                             $1,399     $2,968
EQ/Capital Guardian Growth                                  $1,357     $2,886
EQ/Capital Guardian Research                                $1,336     $2,844
EQ/Caywood-Scholl High Yield Bond                           $1,336     $2,844
EQ/Davis New York Venture                                   $1,476     $3,120
EQ/Equity 500 Index                                         $1,002     $2,170
EQ/Evergreen International Bond                             $1,393     $2,958
EQ/Evergreen Omega                                          $1,409     $2,988
EQ/FI Mid Cap                                               $1,362     $2,896
----------------------------------------------------------------------------------


                                                                    Fee table 21

                                                                                          If you annuitize at the end of the
                                                                                                    applicable time
                                                                                        period and select a non-life contingent
                                           If you surrender your contract at the end                    period
                                                            of the                     certain annuity option with less than ten
                                                    applicable time period                               years
                                           -----------------------------------------------------------------------------------------
                                            1 year    3 years    5 years    10 years   1 year     3 years    5 years    10 years
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income                           $836     $1,449     $2,087      $3,140     N/A       $1,449     $2,087      $3,140
EQ/Franklin Small Cap Value                  $839     $1,457     $2,102      $3,171     N/A       $1,457     $2,102      $3,171
EQ/Franklin Templeton Founding Strategy      $863     $1,528     $2,218      $3,408     N/A       $1,528     $2,218      $3,408
EQ/GAMCO Mergers and Acquisitions            $840     $1,460     $2,107      $3,181     N/A       $1,460     $2,107      $3,181
EQ/GAMCO Small Company Value                 $820     $1,398     $1,999      $2,968     N/A       $1,398     $1,999      $2,968
EQ/International Core PLUS                   $826     $1,416     $2,030      $3,029     N/A       $1,416     $2,030      $3,029
EQ/International Growth                      $843     $1,469     $2,121      $3,211     N/A       $1,469     $2,121      $3,211
EQ/JPMorgan Core Bond                        $788     $1,303     $1,831      $2,635     N/A       $1,303     $1,831      $2,635
EQ/JPMorgan Value Opportunities              $806     $1,357     $1,926      $2,824     N/A       $1,357     $1,926      $2,824
EQ/Large Cap Core PLUS                       $809     $1,366     $1,941      $2,855     N/A       $1,366     $1,941      $2,855
EQ/Large Cap Growth PLUS                     $808     $1,363     $1,936      $2,844     N/A       $1,363     $1,936      $2,844
EQ/Legg Mason Value Equity                   $814     $1,381     $1,967      $2,906     N/A       $1,381     $1,967      $2,906
EQ/Long Term Bond                            $785     $1,294     $1,815      $2,603     N/A       $1,294     $1,815      $2,603
EQ/Lord Abbett Growth and Income             $813     $1,378     $1,962      $2,896     N/A       $1,378     $1,962      $2,896
EQ/Lord Abbett Large Cap Core                $818     $1,392     $1,988      $2,947     N/A       $1,392     $1,988      $2,947
EQ/Lord Abbett Mid Cap Value                 $817     $1,390     $1,983      $2,937     N/A       $1,390     $1,983      $2,937
EQ/Marsico Focus                             $829     $1,428     $2,051      $3,070     N/A       $1,428     $2,051      $3,070
EQ/Mid Cap Value PLUS                        $813     $1,378     $1,962      $2,896     N/A       $1,378     $1,962      $2,896
EQ/Money Market                              $752     $1,196     $1,640      $2,247     N/A       $1,196     $1,640      $2,247
EQ/Montag & Caldwell Growth                  $822     $1,404     $2,009      $2,988     N/A       $1,404     $2,009      $2,988
EQ/Mutual Shares                             $842     $1,466     $2,116      $3,201     N/A       $1,466     $2,116      $3,201
EQ/Oppenheimer Global                        $878     $1,572     $2,290      $3,554     N/A       $1,572     $2,290      $3,554
EQ/Oppenheimer Main Street Opportunity       $862     $1,525     $2,213      $3,399     N/A       $1,525     $2,213      $3,399
EQ/Oppenheimer Main Street Small Cap         $870     $1,548     $2,251      $3,477     N/A       $1,548     $2,251      $3,477
EQ/PIMCO Real Return                         $801     $1,342     $1,899      $2,771     N/A       $1,342     $1,899      $2,771
EQ/Short Duration Bond                       $790     $1,309     $1,841      $2,656     N/A       $1,309     $1,841      $2,656
EQ/Small Company Index                       $771     $1,253     $1,741      $2,454     N/A       $1,253     $1,741      $2,454
EQ/T. Rowe Price Growth Stock                $825     $1,413     $2,025      $3,019     N/A       $1,413     $2,025      $3,019
EQ/Templeton Growth                          $846     $1,478     $2,136      $3,241     N/A       $1,478     $2,136      $3,241
EQ/UBS Growth and Income                     $823     $1,407     $2,014      $2,999     N/A       $1,407     $2,014      $2,999
EQ/Van Kampen Comstock                       $812     $1,375     $1,957      $2,886     N/A       $1,375     $1,957      $2,886
EQ/Van Kampen Emerging Markets Equity        $870     $1,548     $2,251      $3,477     N/A       $1,548     $2,251      $3,477
EQ/Van Kampen Mid Cap Growth                 $817     $1,390     $1,983      $2,937     N/A       $1,390     $1,983      $2,937
EQ/Van Kampen Real Estate                    $842     $1,466     $2,116      $3,201     N/A       $1,466     $2,116      $3,201
------------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------
                                           If you do not surrender your contract at
                                                          the end of
                                                  the applicable time period
                                          -------------------------------------------
                                            1 year    3 years    5 years   10 years
-------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------
EQ/Franklin Income                           $285     $  873     $1,487     $3,140
EQ/Franklin Small Cap Value                  $288     $  882     $1,502     $3,171
EQ/Franklin Templeton Founding Strategy      $313     $  957     $1,625     $3,408
EQ/GAMCO Mergers and Acquisitions            $289     $  885     $1,507     $3,181
EQ/GAMCO Small Company Value                 $267     $  820     $1,399     $2,968
EQ/International Core PLUS                   $273     $  839     $1,430     $3,029
EQ/International Growth                      $292     $  895     $1,523     $3,211
EQ/JPMorgan Core Bond                        $233     $  719     $1,231     $2,635
EQ/JPMorgan Value Opportunities              $252     $  776     $1,326     $2,824
EQ/Large Cap Core PLUS                       $255     $  785     $1,341     $2,855
EQ/Large Cap Growth PLUS                     $254     $  782     $1,336     $2,844
EQ/Legg Mason Value Equity                   $261     $  801     $1,367     $2,906
EQ/Long Term Bond                            $230     $  710     $1,215     $2,603
EQ/Lord Abbett Growth and Income             $260     $  798     $1,362     $2,896
EQ/Lord Abbett Large Cap Core                $265     $  813     $1,388     $2,947
EQ/Lord Abbett Mid Cap Value                 $264     $  810     $1,383     $2,937
EQ/Marsico Focus                             $277     $  851     $1,451     $3,070
EQ/Mid Cap Value PLUS                        $260     $  798     $1,362     $2,896
EQ/Money Market                              $196     $  605     $1,040     $2,247
EQ/Montag & Caldwell Growth                  $269     $  826     $1,409     $2,988
EQ/Mutual Shares                             $291     $  892     $1,518     $3,201
EQ/Oppenheimer Global                        $329     $1,004     $1,702     $3,554
EQ/Oppenheimer Main Street Opportunity       $312     $  954     $1,620     $3,399
EQ/Oppenheimer Main Street Small Cap         $320     $  979     $1,661     $3,477
EQ/PIMCO Real Return                         $247     $  760     $1,299     $2,771
EQ/Short Duration Bond                       $236     $  725     $1,241     $2,656
EQ/Small Company Index                       $216     $  665     $1,141     $2,454
EQ/T. Rowe Price Growth Stock                $272     $  835     $1,425     $3,019
EQ/Templeton Growth                          $295     $  904     $1,538     $3,241
EQ/UBS Growth and Income                     $270     $  829     $1,414     $2,999
EQ/Van Kampen Comstock                       $259     $  795     $1,357     $2,886
EQ/Van Kampen Emerging Markets Equity        $320     $  979     $1,661     $3,477
EQ/Van Kampen Mid Cap Growth                 $264     $  810     $1,383     $2,937
EQ/Van Kampen Real Estate                    $291     $  892     $1,518     $3,201
-------------------------------------------------------------------------------------


22 Fee table

EQUI-VEST(SM) SERIES 400 CONTRACTS
--------------------------------------------------------------------------------


                                                           If you surrender your contract at the end
                                                                            of the
                                                                    applicable time period
                                                          --------------------------------------------
                                                           1 year     3 years    5 years    10 years
------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                  $  915     $1,680     $2,465      $3,904
AXA Conservative Allocation                                $  896     $1,624     $2,375      $3,726
AXA Conservative-Plus Allocation                           $  901     $1,639     $2,399      $3,773
AXA Moderate Allocation                                    $  880     $1,578     $2,299      $3,573
AXA Moderate-Plus Allocation                               $  909     $1,662     $2,436      $3,848
Multimanager Aggressive Equity                             $  850     $1,490     $2,155      $3,280
Multimanager Core Bond                                     $  872     $1,554     $2,261      $3,496
Multimanager Health Care                                   $  939     $1,749     $2,577      $4,124
Multimanager High Yield                                    $  847     $1,481     $2,141      $3,250
Multimanager International Equity                          $  919     $1,691     $2,483      $3,941
Multimanager Large Cap Core Equity                         $  906     $1,653     $2,422      $3,820
Multimanager Large Cap Growth                              $  908     $1,659     $2,432      $3,839
Multimanager Large Cap Value                               $  903     $1,645     $2,408      $3,792
Multimanager Mid Cap Growth                                $  926     $1,711     $2,516      $4,005
Multimanager Mid Cap Value                                 $  925     $1,708     $2,511      $3,996
Multimanager Small Cap Growth                              $  928     $1,717     $2,525      $4,024
Multimanager Small Cap Value                               $  917     $1,685     $2,474      $3,922
Multimanager Technology                                    $  939     $1,749     $2,577      $4,124
Target 2015 Allocation                                     $1,031     $2,014     $3,000      $4,926
Target 2025 Allocation                                     $1,001     $1,929     $2,865      $4,676
Target 2035 Allocation                                     $1,098     $2,202     $3,294      $5,457
Target 2045 Allocation                                     $1,140     $2,322     $3,478      $5,778
---------------------------------------------------------  ------     ------     ------      ------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                          $  831     $1,434     $2,061      $3,090
EQ/AllianceBernstein Intermediate Government Securities    $  834     $1,443     $2,076      $3,120
EQ/AllianceBernstein International                         $  860     $1,519     $2,203      $3,379
EQ/AllianceBernstein Large Cap Growth                      $  899     $1,633     $2,389      $3,754
EQ/AllianceBernstein Quality Bond                          $  835     $1,446     $2,082      $3,130
EQ/AllianceBernstein Small Cap Growth                      $  858     $1,513     $2,194      $3,359
EQ/AllianceBernstein Value                                 $  842     $1,466     $2,116      $3,201
EQ/Ariel Appreciation II                                   $  897     $1,627     $2,380      $3,735
EQ/AXA Rosenberg Value Long/Short Equity                   $1,125     $2,280     $3,414      $5,668
EQ/BlackRock Basic Value Equity                            $  864     $1,531     $2,223      $3,418
EQ/BlackRock International Value                           $  896     $1,624     $2,375      $3,726
EQ/Boston Advisors Equity Income                           $  885     $1,592     $2,323      $3,621
EQ/Calvert Socially Responsible                            $  884     $1,589     $2,318      $3,612
EQ/Capital Guardian Growth                                 $  876     $1,566     $2,280      $3,535
EQ/Capital Guardian Research                               $  872     $1,554     $2,261      $3,496
EQ/Caywood-Scholl High Yield Bond                          $  872     $1,554     $2,261      $3,496
EQ/Davis New York Venture                                  $  899     $1,633     $2,389      $3,754
EQ/Equity 500 Index                                        $  810     $1,369     $1,946      $2,865
EQ/Evergreen International Bond                            $  883     $1,586     $2,313      $3,602
EQ/Evergreen Omega                                         $  886     $1,595     $2,328      $3,631
EQ/FI Mid Cap                                              $  877     $1,569     $2,285      $3,544
------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                              If you annuitize at the end of the         If you do not
                                                                        applicable time                  surrender your
                                                            period and select a non-life contingent   contract at the end
                                                                            period                             of
                                                           certain annuity option with less than ten  the applicable time
                                                                             years                           period
                                                          -----------------------------------------------------------------
                                                           1 year     3 years    5 years    10 years    1 year    3 years
---------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                   N/A       $1,680     $2,465      $3,904      $368     $1,118
AXA Conservative Allocation                                 N/A       $1,624     $2,375      $3,726      $348     $1,059
AXA Conservative-Plus Allocation                            N/A       $1,639     $2,399      $3,773      $353     $1,075
AXA Moderate Allocation                                     N/A       $1,578     $2,299      $3,573      $331     $1,010
AXA Moderate-Plus Allocation                                N/A       $1,662     $2,436      $3,848      $361     $1,099
Multimanager Aggressive Equity                              N/A       $1,490     $2,155      $3,280      $300     $  917
Multimanager Core Bond                                      N/A       $1,554     $2,261      $3,496      $323     $  985
Multimanager Health Care                                    N/A       $1,749     $2,577      $4,124      $393     $1,191
Multimanager High Yield                                     N/A       $1,481     $2,141      $3,250      $296     $  907
Multimanager International Equity                           N/A       $1,691     $2,483      $3,941      $372     $1,130
Multimanager Large Cap Core Equity                          N/A       $1,653     $2,422      $3,820      $358     $1,090
Multimanager Large Cap Growth                               N/A       $1,659     $2,432      $3,839      $360     $1,096
Multimanager Large Cap Value                                N/A       $1,645     $2,408      $3,792      $355     $1,081
Multimanager Mid Cap Growth                                 N/A       $1,711     $2,516      $4,005      $379     $1,152
Multimanager Mid Cap Value                                  N/A       $1,708     $2,511      $3,996      $378     $1,149
Multimanager Small Cap Growth                               N/A       $1,717     $2,525      $4,024      $381     $1,158
Multimanager Small Cap Value                                N/A       $1,685     $2,474      $3,922      $370     $1,124
Multimanager Technology                                     N/A       $1,749     $2,577      $4,124      $393     $1,191
Target 2015 Allocation                                      N/A       $2,014     $3,000      $4,926      $490     $1,473
Target 2025 Allocation                                      N/A       $1,929     $2,865      $4,676      $459     $1,383
Target 2035 Allocation                                      N/A       $2,202     $3,294      $5,457      $561     $1,672
Target 2045 Allocation                                      N/A       $2,322     $3,478      $5,778      $606     $1,799
---------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                           N/A       $1,434     $2,061      $3,090      $280     $  857
EQ/AllianceBernstein Intermediate Government Securities     N/A       $1,443     $2,076      $3,120      $283     $  867
EQ/AllianceBernstein International                          N/A       $1,519     $2,203      $3,379      $310     $  948
EQ/AllianceBernstein Large Cap Growth                       N/A       $1,633     $2,389      $3,754      $351     $1,069
EQ/AllianceBernstein Quality Bond                           N/A       $1,446     $2,082      $3,130      $284     $  870
EQ/AllianceBernstein Small Cap Growth                       N/A       $1,513     $2,194      $3,359      $308     $  942
EQ/AllianceBernstein Value                                  N/A       $1,466     $2,116      $3,201      $291     $  892
EQ/Ariel Appreciation II                                    N/A       $1,627     $2,380      $3,735      $349     $1,062
EQ/AXA Rosenberg Value Long/Short Equity                    N/A       $2,280     $3,414      $5,668      $590     $1,755
EQ/BlackRock Basic Value Equity                             N/A       $1,531     $2,223      $3,418      $314     $  960
EQ/BlackRock International Value                            N/A       $1,624     $2,375      $3,726      $348     $1,059
EQ/Boston Advisors Equity Income                            N/A       $1,592     $2,323      $3,621      $336     $1,025
EQ/Calvert Socially Responsible                             N/A       $1,589     $2,318      $3,612      $335     $1,022
EQ/Capital Guardian Growth                                  N/A       $1,566     $2,280      $3,535      $327     $  997
EQ/Capital Guardian Research                                N/A       $1,554     $2,261      $3,496      $323     $  985
EQ/Caywood-Scholl High Yield Bond                           N/A       $1,554     $2,261      $3,496      $323     $  985
EQ/Davis New York Venture                                   N/A       $1,633     $2,389      $3,754      $351     $1,069
EQ/Equity 500 Index                                         N/A       $1,369     $1,946      $2,865      $256     $  788
EQ/Evergreen International Bond                             N/A       $1,586     $2,313      $3,602      $334     $1,019
EQ/Evergreen Omega                                          N/A       $1,595     $2,328      $3,631      $337     $1,028
EQ/FI Mid Cap                                               N/A       $1,569     $2,285      $3,544      $328     $1,001
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                              If you do not
                                                             surrender your
                                                          contract at the end of
                                                           the applicable time
                                                                  period
                                                          ----------------------
                                                            5 years    10 years
--------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------------
AXA Aggressive Allocation                                   $1,888     $3,904
AXA Conservative Allocation                                 $1,793     $3,726
AXA Conservative-Plus Allocation                            $1,818     $3,773
AXA Moderate Allocation                                     $1,712     $3,573
AXA Moderate-Plus Allocation                                $1,858     $3,848
Multimanager Aggressive Equity                              $1,559     $3,280
Multimanager Core Bond                                      $1,671     $3,496
Multimanager Health Care                                    $2,007     $4,124
Multimanager High Yield                                     $1,543     $3,250
Multimanager International Equity                           $1,908     $3,941
Multimanager Large Cap Core Equity                          $1,843     $3,820
Multimanager Large Cap Growth                               $1,853     $3,839
Multimanager Large Cap Value                                $1,828     $3,792
Multimanager Mid Cap Growth                                 $1,943     $4,005
Multimanager Mid Cap Value                                  $1,938     $3,996
Multimanager Small Cap Growth                               $1,953     $4,024
Multimanager Small Cap Value                                $1,898     $3,922
Multimanager Technology                                     $2,007     $4,124
Target 2015 Allocation                                      $2,457     $4,926
Target 2025 Allocation                                      $2,314     $4,676
Target 2035 Allocation                                      $2,770     $5,457
Target 2045 Allocation                                      $2,966     $5,778
--------------------------------------------------------------------------------
EQ ADVISORS TRUST:
--------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                           $1,461     $3,090
EQ/AllianceBernstein Intermediate Government Securities     $1,476     $3,120
EQ/AllianceBernstein International                          $1,610     $3,379
EQ/AllianceBernstein Large Cap Growth                       $1,808     $3,754
EQ/AllianceBernstein Quality Bond                           $1,482     $3,130
EQ/AllianceBernstein Small Cap Growth                       $1,600     $3,359
EQ/AllianceBernstein Value                                  $1,518     $3,201
EQ/Ariel Appreciation II                                    $1,798     $3,735
EQ/AXA Rosenberg Value Long/Short Equity                    $2,898     $5,668
EQ/BlackRock Basic Value Equity                             $1,630     $3,418
EQ/BlackRock International Value                            $1,793     $3,726
EQ/Boston Advisors Equity Income                            $1,737     $3,621
EQ/Calvert Socially Responsible                             $1,732     $3,612
EQ/Capital Guardian Growth                                  $1,692     $3,535
EQ/Capital Guardian Research                                $1,671     $3,496
EQ/Caywood-Scholl High Yield Bond                           $1,671     $3,496
EQ/Davis New York Venture                                   $1,808     $3,754
EQ/Equity 500 Index                                         $1,346     $2,865
EQ/Evergreen International Bond                             $1,727     $3,602
EQ/Evergreen Omega                                          $1,742     $3,631
EQ/FI Mid Cap                                               $1,697     $3,544
--------------------------------------------------------------------------------


                                                                    Fee table 23

------------------------------------------------------------------------------------------------------------------------------------
                                                                                          If you annuitize at the end of the
                                                                                                    applicable time
                                                                                        period and select a non-life contingent
                                           If you surrender your contract at the end                    period
                                                            of the                     certain annuity option with less than ten
                                                    applicable time period                               years
                                          ------------------------------------------------------------------------------------------
                                            1 year    3 years    5 years    10 years   1 year     3 years    5 years    10 years
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income                           $901     $1,639     $2,399      $3,773     N/A       $1,639     $2,399      $3,773
EQ/Franklin Small Cap Value                  $904     $1,648     $2,413      $3,801     N/A       $1,648     $2,413      $3,801
EQ/Franklin Templeton Founding Strategy      $928     $1,717     $2,525      $4,024     N/A       $1,717     $2,525      $4,024
EQ/GAMCO Mergers and Acquisitions            $905     $1,651     $2,418      $3,811     N/A       $1,651     $2,418      $3,811
EQ/GAMCO Small Company Value                 $884     $1,589     $2,318      $3,612     N/A       $1,589     $2,318      $3,612
EQ/International Core PLUS                   $890     $1,607     $2,347      $3,669     N/A       $1,607     $2,347      $3,669
EQ/International Growth                      $908     $1,659     $2,432      $3,839     N/A       $1,659     $2,432      $3,839
EQ/JPMorgan Core Bond                        $852     $1,496     $2,165      $3,300     N/A       $1,496     $2,165      $3,300
EQ/JPMorgan Value Opportunities              $870     $1,548     $2,251      $3,477     N/A       $1,548     $2,251      $3,477
EQ/Large Cap Core PLUS                       $873     $1,557     $2,266      $3,506     N/A       $1,557     $2,266      $3,506
EQ/Large Cap Growth PLUS                     $872     $1,554     $2,261      $3,496     N/A       $1,554     $2,261      $3,496
EQ/Legg Mason Value Equity                   $878     $1,572     $2,290      $3,554     N/A       $1,572     $2,290      $3,554
EQ/Long Term Bond                            $849     $1,487     $2,150      $3,270     N/A       $1,487     $2,150      $3,270
EQ/Lord Abbett Growth and Income             $877     $1,569     $2,285      $3,544     N/A       $1,569     $2,285      $3,544
EQ/Lord Abbett Large Cap Core                $882     $1,584     $2,309      $3,593     N/A       $1,584     $2,309      $3,593
EQ/Lord Abbett Mid Cap Value                 $881     $1,581     $2,304      $3,583     N/A       $1,581     $2,304      $3,583
EQ/Marsico Focus                             $894     $1,619     $2,366      $3,707     N/A       $1,619     $2,366      $3,707
EQ/Mid Cap Value PLUS                        $877     $1,569     $2,285      $3,544     N/A       $1,569     $2,285      $3,544
EQ/Money Market                              $817     $1,390     $1,983      $2,937     N/A       $1,390     $1,983      $2,937
EQ/Montag & Caldwell Growth                  $886     $1,595     $2,328      $3,631     N/A       $1,595     $2,328      $3,631
EQ/Mutual Shares                             $907     $1,656     $2,427      $3,829     N/A       $1,656     $2,427      $3,829
EQ/Oppenheimer Global                        $943     $1,760     $2,595      $4,160     N/A       $1,760     $2,595      $4,160
EQ/Oppenheimer Main Street Opportunity       $927     $1,714     $2,521      $4,015     N/A       $1,714     $2,521      $4,015
EQ/Oppenheimer Main Street Small Cap         $935     $1,737     $2,558      $4,088     N/A       $1,737     $2,558      $4,088
EQ/PIMCO Real Return                         $865     $1,534     $2,227      $3,428     N/A       $1,534     $2,227      $3,428
EQ/Short Duration Bond                       $854     $1,502     $2,174      $3,320     N/A       $1,502     $2,174      $3,320
EQ/Small Company Index                       $835     $1,446     $2,082      $3,130     N/A       $1,446     $2,082      $3,130
EQ/T. Rowe Price Growth Stock                $889     $1,604     $2,342      $3,659     N/A       $1,604     $2,342      $3,659
EQ/Templeton Growth                          $911     $1,668     $2,446      $3,867     N/A       $1,668     $2,446      $3,867
EQ/UBS Growth and Income                     $887     $1,598     $2,332      $3,640     N/A       $1,598     $2,332      $3,640
EQ/Van Kampen Comstock                       $876     $1,566     $2,280      $3,535     N/A       $1,566     $2,280      $3,535
EQ/Van Kampen Emerging Markets Equity        $935     $1,737     $2,558      $4,088     N/A       $1,737     $2,558      $4,088
EQ/Van Kampen Mid Cap Growth                 $881     $1,581     $2,304      $3,583     N/A       $1,581     $2,304      $3,583
EQ/Van Kampen Real Estate                    $907     $1,656     $2,427      $3,829     N/A       $1,656     $2,427      $3,829
------------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------
                                           If you do not surrender your contract at
                                                          the end of
                                                  the applicable time period
                                         ---------------------------------------------
                                           1 year    3 years    5 years    10 years
--------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
--------------------------------------------------------------------------------------
EQ/Franklin Income                           $353     $1,075     $1,818     $3,773
EQ/Franklin Small Cap Value                  $356     $1,084     $1,833     $3,801
EQ/Franklin Templeton Founding Strategy      $381     $1,158     $1,953     $4,024
EQ/GAMCO Mergers and Acquisitions            $357     $1,087     $1,838     $3,811
EQ/GAMCO Small Company Value                 $335     $1,022     $1,732     $3,612
EQ/International Core PLUS                   $341     $1,041     $1,762     $3,669
EQ/International Growth                      $360     $1,096     $1,853     $3,839
EQ/JPMorgan Core Bond                        $302     $  923     $1,569     $3,300
EQ/JPMorgan Value Opportunities              $320     $  979     $1,661     $3,477
EQ/Large Cap Core PLUS                       $324     $  988     $1,676     $3,506
EQ/Large Cap Growth PLUS                     $323     $  985     $1,671     $3,496
EQ/Legg Mason Value Equity                   $329     $1,004     $1,702     $3,554
EQ/Long Term Bond                            $298     $  914     $1,554     $3,270
EQ/Lord Abbett Growth and Income             $328     $1,001     $1,697     $3,544
EQ/Lord Abbett Large Cap Core                $333     $1,016     $1,722     $3,593
EQ/Lord Abbett Mid Cap Value                 $332     $1,013     $1,717     $3,583
EQ/Marsico Focus                             $346     $1,053     $1,783     $3,707
EQ/Mid Cap Value PLUS                        $328     $1,001     $1,697     $3,544
EQ/Money Market                              $264     $  810     $1,383     $2,937
EQ/Montag & Caldwell Growth                  $337     $1,028     $1,742     $3,631
EQ/Mutual Shares                             $359     $1,093     $1,848     $3,829
EQ/Oppenheimer Global                        $397     $1,204     $2,027     $4,160
EQ/Oppenheimer Main Street Opportunity       $380     $1,155     $1,948     $4,015
EQ/Oppenheimer Main Street Small Cap         $389     $1,179     $1,987     $4,088
EQ/PIMCO Real Return                         $315     $  963     $1,636     $3,428
EQ/Short Duration Bond                       $304     $  929     $1,579     $3,320
EQ/Small Company Index                       $284     $  870     $1,482     $3,130
EQ/T. Rowe Price Growth Stock                $340     $1,038     $1,757     $3,659
EQ/Templeton Growth                          $364     $1,106     $1,868     $3,867
EQ/UBS Growth and Income                     $338     $1,032     $1,747     $3,640
EQ/Van Kampen Comstock                       $327     $  997     $1,692     $3,535
EQ/Van Kampen Emerging Markets Equity        $389     $1,179     $1,987     $4,088
EQ/Van Kampen Mid Cap Growth                 $332     $1,013     $1,717     $3,583
EQ/Van Kampen Real Estate                    $359     $1,093     $1,848     $3,829
--------------------------------------------------------------------------------------




24 Fee table

EQUI-VEST(SM) SERIES 500 CONTRACTS
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
                                                           If you surrender your contract at the end
                                                                            of the
                                                                    applicable time period
                                                         ---------------------------------------------
                                                           1 year    3 years    5 years     10 years
------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                  $  860     $1,519     $2,203      $3,379
AXA Conservative Allocation                                $  841     $1,463     $2,112      $3,191
AXA Conservative-Plus Allocation                           $  846     $1,478     $2,136      $3,241
AXA Moderate Allocation                                    $  826     $1,416     $2,030      $3,029
AXA Moderate-Plus Allocation                               $  854     $1,502     $2,174      $3,320
Multimanager Aggressive Equity                             $  796     $1,327     $1,873      $2,719
Multimanager Core Bond                                     $  818     $1,392     $1,988      $2,947
Multimanager Health Care                                   $  884     $1,589     $2,318      $3,612
Multimanager High Yield                                    $  793     $1,318     $1,857      $2,688
Multimanager International Equity                          $  864     $1,531     $2,223      $3,418
Multimanager Large Cap Core Equity                         $  851     $1,493     $2,160      $3,290
Multimanager Large Cap Growth                              $  853     $1,499     $2,170      $3,310
Multimanager Large Cap Value                               $  848     $1,484     $2,146      $3,260
Multimanager Mid Cap Growth                                $  871     $1,551     $2,256      $3,486
Multimanager Mid Cap Value                                 $  870     $1,548     $2,251      $3,477
Multimanager Small Cap Growth                              $  873     $1,557     $2,266      $3,506
Multimanager Small Cap Value                               $  862     $1,525     $2,213      $3,399
Multimanager Technology                                    $  884     $1,589     $2,318      $3,612
Target 2015 Allocation                                     $  976     $1,858     $2,752      $4,461
Target 2025 Allocation                                     $  947     $1,772     $2,614      $4,196
Target 2035 Allocation                                     $1,043     $2,048     $3,053      $5,024
Target 2045 Allocation                                     $1,086     $2,169     $3,242      $5,365
------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                          $  777     $1,271     $1,773      $2,518
EQ/AllianceBernstein Intermediate Government Securities    $  780     $1,280     $1,789      $2,550
EQ/AllianceBernstein International                         $  806     $1,357     $1,926      $2,824
EQ/AllianceBernstein Large Cap Growth                      $  844     $1,472     $2,126      $3,221
EQ/AllianceBernstein Quality Bond                          $  781     $1,283     $1,794      $2,561
EQ/AllianceBernstein Small Cap Growth                      $  804     $1,351     $1,915      $2,803
EQ/AllianceBernstein Value                                 $  788     $1,303     $1,831      $2,635
EQ/Ariel Appreciation II                                   $  842     $1,466     $2,116      $3,201
EQ/AXA Rosenberg Value Long/Short Equity                   $1,071     $2,127     $3,176      $5,247
EQ/BlackRock Basic Value Equity                            $  810     $1,369     $1,946      $2,865
EQ/BlackRock International Value                           $  841     $1,463     $2,112      $3,191
EQ/Boston Advisors Equity Income                           $  830     $1,431     $2,056      $3,080
EQ/Calvert Socially Responsible                            $  829     $1,428     $2,051      $3,070
EQ/Capital Guardian Growth                                 $  822     $1,404     $2,009      $2,988
EQ/Capital Guardian Research                               $  818     $1,392     $1,988      $2,947
EQ/Caywood-Scholl High Yield Bond                          $  818     $1,392     $1,988      $2,947
EQ/Davis New York Venture                                  $  844     $1,472     $2,126      $3,221
EQ/Equity 500 Index                                        $  755     $1,205     $1,656      $2,280
EQ/Evergreen International Bond                            $  828     $1,425     $2,045      $3,060
EQ/Evergreen Omega                                         $  831     $1,434     $2,061      $3,090
EQ/FI Mid Cap                                              $  823     $1,407     $2,014      $2,999
------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                              If you annuitize at the end of the         If you do not
                                                                        applicable time                  surrender your
                                                            period and select a non-life contingent   contract at the end
                                                                            period                             of
                                                           certain annuity option with less than ten  the applicable time
                                                                             years                           period
                                                          -----------------------------------------------------------------
                                                           1 year     3 years    5 years    10 years    1 year    3 years
---------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                   N/A       $1,519     $2,203      $3,379      $310     $  948
AXA Conservative Allocation                                 N/A       $1,463     $2,112      $3,191      $290     $  889
AXA Conservative-Plus Allocation                            N/A       $1,478     $2,136      $3,241      $295     $  904
AXA Moderate Allocation                                     N/A       $1,416     $2,030      $3,029      $273     $  839
AXA Moderate-Plus Allocation                                N/A       $1,502     $2,174      $3,320      $304     $  929
Multimanager Aggressive Equity                              N/A       $1,327     $1,873      $2,719      $242     $  744
Multimanager Core Bond                                      N/A       $1,392     $1,988      $2,947      $265     $  813
Multimanager Health Care                                    N/A       $1,589     $2,318      $3,612      $335     $1,022
Multimanager High Yield                                     N/A       $1,318     $1,857      $2,688      $239     $  735
Multimanager International Equity                           N/A       $1,531     $2,223      $3,418      $314     $  960
Multimanager Large Cap Core Equity                          N/A       $1,493     $2,160      $3,290      $301     $  920
Multimanager Large Cap Growth                               N/A       $1,499     $2,170      $3,310      $303     $  926
Multimanager Large Cap Value                                N/A       $1,484     $2,146      $3,260      $297     $  910
Multimanager Mid Cap Growth                                 N/A       $1,551     $2,256      $3,486      $322     $  982
Multimanager Mid Cap Value                                  N/A       $1,548     $2,251      $3,477      $320     $  979
Multimanager Small Cap Growth                               N/A       $1,557     $2,266      $3,506      $324     $  988
Multimanager Small Cap Value                                N/A       $1,525     $2,213      $3,399      $312     $  954
Multimanager Technology                                     N/A       $1,589     $2,318      $3,612      $335     $1,022
Target 2015 Allocation                                      N/A       $1,858     $2,752      $4,461      $433     $1,307
Target 2025 Allocation                                      N/A       $1,772     $2,614      $4,196      $401     $1,216
Target 2035 Allocation                                      N/A       $2,048     $3,053      $5,024      $503     $1,509
Target 2045 Allocation                                      N/A       $2,169     $3,242      $5,365      $548     $1,637
---------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                           N/A       $1,271     $1,773      $2,518      $222     $  684
EQ/AllianceBernstein Intermediate Government Securities     N/A       $1,280     $1,789      $2,550      $225     $  694
EQ/AllianceBernstein International                          N/A       $1,357     $1,926      $2,824      $252     $  776
EQ/AllianceBernstein Large Cap Growth                       N/A       $1,472     $2,126      $3,221      $293     $  898
EQ/AllianceBernstein Quality Bond                           N/A       $1,283     $1,794      $2,561      $226     $  697
EQ/AllianceBernstein Small Cap Growth                       N/A       $1,351     $1,915      $2,803      $250     $  769
EQ/AllianceBernstein Value                                  N/A       $1,303     $1,831      $2,635      $233     $  719
EQ/Ariel Appreciation II                                    N/A       $1,466     $2,116      $3,201      $291     $  892
EQ/AXA Rosenberg Value Long/Short Equity                    N/A       $2,127     $3,176      $5,247      $532     $1,592
EQ/BlackRock Basic Value Equity                             N/A       $1,369     $1,946      $2,865      $256     $  788
EQ/BlackRock International Value                            N/A       $1,463     $2,112      $3,191      $290     $  889
EQ/Boston Advisors Equity Income                            N/A       $1,431     $2,056      $3,080      $279     $  854
EQ/Calvert Socially Responsible                             N/A       $1,428     $2,051      $3,070      $277     $  851
EQ/Capital Guardian Growth                                  N/A       $1,404     $2,009      $2,988      $269     $  826
EQ/Capital Guardian Research                                N/A       $1,392     $1,988      $2,947      $265     $  813
EQ/Caywood-Scholl High Yield Bond                           N/A       $1,392     $1,988      $2,947      $265     $  813
EQ/Davis New York Venture                                   N/A       $1,472     $2,126      $3,221      $293     $  898
EQ/Equity 500 Index                                         N/A       $1,205     $1,656      $2,280      $199     $  614
EQ/Evergreen International Bond                             N/A       $1,425     $2,045      $3,060      $276     $  848
EQ/Evergreen Omega                                          N/A       $1,434     $2,061      $3,090      $280     $  857
EQ/FI Mid Cap                                               N/A       $1,407     $2,014      $2,999      $270     $  829
---------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                              If you do not
                                                             surrender your
                                                           contract at the end of
                                                           the applicable time
                                                                  period
                                                          ----------------------
                                                            5 years    10 years
--------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------------
AXA Aggressive Allocation                                   $1,610     $3,379
AXA Conservative Allocation                                 $1,513     $3,191
AXA Conservative-Plus Allocation                            $1,538     $3,241
AXA Moderate Allocation                                     $1,430     $3,029
AXA Moderate-Plus Allocation                                $1,579     $3,320
Multimanager Aggressive Equity                              $1,273     $2,719
Multimanager Core Bond                                      $1,388     $2,947
Multimanager Health Care                                    $1,732     $3,612
Multimanager High Yield                                     $1,257     $2,688
Multimanager International Equity                           $1,630     $3,418
Multimanager Large Cap Core Equity                          $1,564     $3,290
Multimanager Large Cap Growth                               $1,574     $3,310
Multimanager Large Cap Value                                $1,549     $3,260
Multimanager Mid Cap Growth                                 $1,666     $3,486
Multimanager Mid Cap Value                                  $1,661     $3,477
Multimanager Small Cap Growth                               $1,676     $3,506
Multimanager Small Cap Value                                $1,620     $3,399
Multimanager Technology                                     $1,732     $3,612
Target 2015 Allocation                                      $2,193     $4,461
Target 2025 Allocation                                      $2,046     $4,196
Target 2035 Allocation                                      $2,514     $5,024
Target 2045 Allocation                                      $2,715     $5,365
--------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
--------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                           $1,173     $2,518
EQ/AllianceBernstein Intermediate Government Securities     $1,189     $2,550
EQ/AllianceBernstein International                          $1,326     $2,824
EQ/AllianceBernstein Large Cap Growth                       $1,528     $3,221
EQ/AllianceBernstein Quality Bond                           $1,194     $2,561
EQ/AllianceBernstein Small Cap Growth                       $1,315     $2,803
EQ/AllianceBernstein Value                                  $1,231     $2,635
EQ/Ariel Appreciation II                                    $1,518     $3,201
EQ/AXA Rosenberg Value Long/Short Equity                    $2,645     $5,247
EQ/BlackRock Basic Value Equity                             $1,346     $2,865
EQ/BlackRock International Value                            $1,513     $3,191
EQ/Boston Advisors Equity Income                            $1,456     $3,080
EQ/Calvert Socially Responsible                             $1,451     $3,070
EQ/Capital Guardian Growth                                  $1,409     $2,988
EQ/Capital Guardian Research                                $1,388     $2,947
EQ/Caywood-Scholl High Yield Bond                           $1,388     $2,947
EQ/Davis New York Venture                                   $1,528     $3,221
EQ/Equity 500 Index                                         $1,056     $2,280
EQ/Evergreen International Bond                             $1,445     $3,060
EQ/Evergreen Omega                                          $1,461     $3,090
EQ/FI Mid Cap                                               $1,414     $2,999
--------------------------------------------------------------------------------


                                                                    Fee table 25

----------------------------------------------------------------------------------------------------------------------------------
                                                                                          If you annuitize at the end of the
                                                                                                    applicable time
                                                                                        period and select a non-life contingent
                                           If you surrender your contract at the end                    period
                                                            of the                     certain annuity option with less than ten
                                                    applicable time period                               years
                                          ----------------------------------------------------------------------------------------
                                            1 year    3 years    5 years    10 years   1 year     3 years    5 years    10 years
----------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income                           $846     $1,478     $2,136      $3,241     N/A       $1,478     $2,136      $3,241
EQ/Franklin Small Cap Value                  $849     $1,487     $2,150      $3,270     N/A       $1,487     $2,150      $3,270
EQ/Franklin Templeton Founding Strategy      $873     $1,557     $2,266      $3,506     N/A       $1,557     $2,266      $3,506
EQ/GAMCO Mergers and Acquisitions            $850     $1,490     $2,155      $3,280     N/A       $1,490     $2,155      $3,280
EQ/GAMCO Small Company Value                 $829     $1,428     $2,051      $3,070     N/A       $1,428     $2,051      $3,070
EQ/International Core PLUS                   $835     $1,446     $2,082      $3,130     N/A       $1,446     $2,082      $3,130
EQ/International Growth                      $853     $1,499     $2,170      $3,310     N/A       $1,499     $2,170      $3,310
EQ/JPMorgan Core Bond                        $798     $1,333     $1,884      $2,740     N/A       $1,333     $1,884      $2,740
EQ/JPMorgan Value Opportunities              $816     $1,387     $1,978      $2,927     N/A       $1,387     $1,978      $2,927
EQ/Large Cap Core PLUS                       $819     $1,395     $1,993      $2,958     N/A       $1,395     $1,993      $2,958
EQ/Large Cap Growth PLUS                     $818     $1,392     $1,988      $2,947     N/A       $1,392     $1,988      $2,947
EQ/Legg Mason Value Equity                   $824     $1,410     $2,019      $3,009     N/A       $1,410     $2,019      $3,009
EQ/Long Term Bond                            $795     $1,324     $1,868      $2,709     N/A       $1,324     $1,868      $2,709
EQ/Lord Abbett Growth and Income             $823     $1,407     $2,014      $2,999     N/A       $1,407     $2,014      $2,999
EQ/Lord Abbett Large Cap Core                $828     $1,422     $2,040      $3,049     N/A       $1,422     $2,040      $3,049
EQ/Lord Abbett Mid Cap Value                 $827     $1,419     $2,035      $3,039     N/A       $1,419     $2,035      $3,039
EQ/Marsico Focus                             $839     $1,457     $2,102      $3,171     N/A       $1,457     $2,102      $3,171
EQ/Mid Cap Value PLUS                        $823     $1,407     $2,014      $2,999     N/A       $1,407     $2,014      $2,999
EQ/Money Market                              $762     $1,226     $1,693      $2,356     N/A       $1,226     $1,693      $2,356
EQ/Montag & Caldwell Growth                  $831     $1,434     $2,061      $3,090     N/A       $1,434     $2,061      $3,090
EQ/Mutual Shares                             $852     $1,496     $2,165      $3,300     N/A       $1,496     $2,165      $3,300
EQ/Oppenheimer Global                        $888     $1,601     $2,337      $3,650     N/A       $1,601     $2,337      $3,650
EQ/Oppenheimer Main Street Opportunity       $872     $1,554     $2,261      $3,496     N/A       $1,554     $2,261      $3,496
EQ/Oppenheimer Main Street Small Cap         $880     $1,578     $2,299      $3,573     N/A       $1,578     $2,299      $3,573
EQ/PIMCO Real Return                         $811     $1,372     $1,952      $2,875     N/A       $1,372     $1,952      $2,875
EQ/Short Duration Bond                       $800     $1,339     $1,894      $2,761     N/A       $1,339     $1,894      $2,761
EQ/Small Company Index                       $781     $1,283     $1,794      $2,561     N/A       $1,283     $1,794      $2,561
EQ/T. Rowe Price Growth Stock                $834     $1,443     $2,076      $3,120     N/A       $1,443     $2,076      $3,120
EQ/Templeton Growth                          $856     $1,507     $2,184      $3,340     N/A       $1,507     $2,184      $3,340
EQ/UBS Growth and Income                     $832     $1,437     $2,066      $3,100     N/A       $1,437     $2,066      $3,100
EQ/Van Kampen Comstock                       $822     $1,404     $2,009      $2,988     N/A       $1,404     $2,009      $2,988
EQ/Van Kampen Emerging Markets Equity        $880     $1,578     $2,299      $3,573     N/A       $1,578     $2,299      $3,573
EQ/Van Kampen Mid Cap Growth                 $827     $1,419     $2,035      $3,039     N/A       $1,419     $2,035      $3,039
EQ/Van Kampen Real Estate                    $852     $1,496     $2,165      $3,300     N/A       $1,496     $2,165      $3,300



-------------------------------------------------------------------------------------
                                           If you do not surrender your contract at
                                                          the end of
                                                  the applicable time period
                                         --------------------------------------------
                                            1 year    3 years   5 years    10 years
-------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------
EQ/Franklin Income                           $295     $  904     $1,538     $3,241
EQ/Franklin Small Cap Value                  $298     $  914     $1,554     $3,270
EQ/Franklin Templeton Founding Strategy      $324     $  988     $1,676     $3,506
EQ/GAMCO Mergers and Acquisitions            $300     $  917     $1,559     $3,280
EQ/GAMCO Small Company Value                 $277     $  851     $1,451     $3,070
EQ/International Core PLUS                   $284     $  870     $1,482     $3,130
EQ/International Growth                      $303     $  926     $1,574     $3,310
EQ/JPMorgan Core Bond                        $244     $  751     $1,284     $2,740
EQ/JPMorgan Value Opportunities              $263     $  807     $1,378     $2,927
EQ/Large Cap Core PLUS                       $266     $  817     $1,393     $2,958
EQ/Large Cap Growth PLUS                     $265     $  813     $1,388     $2,947
EQ/Legg Mason Value Equity                   $271     $  832     $1,419     $3,009
EQ/Long Term Bond                            $241     $  741     $1,268     $2,709
EQ/Lord Abbett Growth and Income             $270     $  829     $1,414     $2,999
EQ/Lord Abbett Large Cap Core                $275     $  845     $1,440     $3,049
EQ/Lord Abbett Mid Cap Value                 $274     $  842     $1,435     $3,039
EQ/Marsico Focus                             $288     $  882     $1,502     $3,171
EQ/Mid Cap Value PLUS                        $270     $  829     $1,414     $2,999
EQ/Money Market                              $206     $  637     $1,093     $2,356
EQ/Montag & Caldwell Growth                  $280     $  857     $1,461     $3,090
EQ/Mutual Shares                             $302     $  923     $1,569     $3,300
EQ/Oppenheimer Global                        $339     $1,035     $1,752     $3,650
EQ/Oppenheimer Main Street Opportunity       $323     $  985     $1,671     $3,496
EQ/Oppenheimer Main Street Small Cap         $331     $1,010     $1,712     $3,573
EQ/PIMCO Real Return                         $258     $  791     $1,352     $2,875
EQ/Short Duration Bond                       $246     $  757     $1,294     $2,761
EQ/Small Company Index                       $226     $  697     $1,194     $2,561
EQ/T. Rowe Price Growth Stock                $283     $  867     $1,476     $3,120
EQ/Templeton Growth                          $306     $  935     $1,590     $3,340
EQ/UBS Growth and Income                     $281     $  860     $1,466     $3,100
EQ/Van Kampen Comstock                       $269     $  826     $1,409     $2,988
EQ/Van Kampen Emerging Markets Equity        $331     $1,010     $1,712     $3,573
EQ/Van Kampen Mid Cap Growth                 $274     $  842     $1,435     $3,039
EQ/Van Kampen Real Estate                    $302     $  923     $1,569     $3,300
-------------------------------------------------------------------------------------



26 Fee table

CONDENSED FINANCIAL INFORMATION


Please see Appendix II at the end of this prospectus, for the unit values and number of units outstanding as of the periods shown for each of the variable investment options, available as of December 31, 2007.



                                                                    Fee table 27

1. Contract features and benefits

--------------------------------------------------------------------------------
In this prospectus, we use a "series" number when necessary to identify a particular contract. Once you have purchased a contract, you can identify the EQUI-VEST(SM) series you have by referring to your confirmation notice, or you may contact your financial professional, or you may call our toll-free number.


HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We require a minimum contribution amount for each type and series of contract purchased. The minimum contribution amount under our automatic investment program is $20. We discuss the automatic investment program under "About other methods of payment" in "More information" later in this prospectus. The following table summarizes our rules regarding contributions to your contract. Ages in the table refer to the age of the annuitant.

--------------------------------------------------------------------------------
The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                   Annuitant     Minimum
 Contract type    issue ages   contributions
--------------------------------------------------------------------------------
NQ                0-83         o $1,000 (initial), and/or $50
                                 (additional) (all series)
--------------------------------------------------------------------------------
Traditional IRA   0-83         o $20 (initial and/or additional)
                                 (series 100 and 200)
                               o $50 (initial and/or additional)
                                 (series 300 and 400)


--------------------------------------------------------------------------------------------
                      Source of                               Limitations on
 Contract type      contributions                             contributions
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
NQ                o After-tax money.                           Not applicable.
                  o Paid to us by check or transfer
                    of contract value in a tax
                    deferred exchange under Sec-
                    tion 1035 of the Internal
                    Revenue Code.
                  o Paid to us by an employer who
                    establishes a payroll deduction
                    program.
--------------------------------------------------------------------------------------------
Traditional IRA   o "Regular" traditional IRA con-       o Regular IRA contributions may
                    tributions either made by you          not exceed $5,000.
                    or paid to us by an employer           o No regular IRA contributions in
                    who establishes a payroll              the year you turn age 70-1/2 and
                    deduction program.                     thereafter.
                  o Additional catch-up                  o Rollover and direct transfer
                    contributions.                         contributions after age 70-1/2
                  o Eligible rollover distributions        must be net of required mini-
                    from 403(b) plans, qualified           mum distributions.
                    plans and governmental                 o Additional catch-up contribu-
                    employer EDC plans.                    tions of up to $1,000 per
                  o Rollovers from another tradi-          calendar year where the owner
                    tional individual retirement           is at least age 50 but under
                    arrangement.                           age 70-1/2 at any time during
                  o Direct custodian-to-custodian          the calendar year for which the
                    transfers from other traditional       contribution is made.
                    individual retirement arrange-
                    ments.


28 Contract features and benefits

--------------------------------------------------------------------------------------------
                  Annuitant     Minimum
 Contract type   issue ages   contributions
--------------------------------------------------------------------------------------------
Roth IRA and     0-83         o $20 (initial and/or additional)
Roth Advantage                  (series 100 and 200)
                              o $50 (initial and/or additional)
                                (series 300, 400 and 500)
QP IRA           0-83         o $1,000 additional (series 100
                                 and 200)
                              o $2,500 additional (series 300
                                and 400)



--------------------------------------------------------------------------------------------
                   Source of                                Limitations on
 Contract type   contributions                              contributions
--------------------------------------------------------------------------------------------
Roth IRA and     o Regular Roth IRA contribu-            o Regular Roth IRA contributions
Roth Advantage     tions either made by you or             may not exceed $5,000.
                   paid to us by an employer who           o Contributions are subject to
                   establishes a payroll deduction         income limits and other tax
                   program.                                rules. See "Contributions to
                 o Additional catch-up                     Roth IRAs" in "Tax informa-
                   contributions.                          tion" later in this prospectus.
                 o Rollovers from another Roth           o Additional catch-up contribu-
                   IRA.                                    tions of up to $1,000 per
                 o Rollovers from a "designated            calendar year if the owner is at
                   Roth contribution account"              least age 50 at any time during
                   under a 401(k) plan or 403(b)           the calendar year for which the
                   plan.                                   contribution is made.
                 o Conversion rollovers from a
                   traditional IRA or other eligible
                   retirement plan.
                 o Direct transfers from another
                   Roth IRA.
--------------------------------------------------------------------------------------------
QP IRA           o Rollovers from a qualified            o Rollover contributions after age
                   plan.                                   70-1/2 must be net of required
                 o Rollovers from a TSA.                   minimum distributions.
                 o The EQUI-VEST(SM) QP IRA con-         o "Regular" after-tax contribu-
                   tract is intended to be a               tions are not permitted.
                   conduit IRA to be used prima-
                   rily for rollover contributions
                   from a qualified plan or TSA,
                   although we accept regular
                   IRA contributions (limits
                   described above under "tradi-
                   tional IRA").
--------------------------------------------------------------------------------------------


See "Tax information" later in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. We may refuse to accept any contribution if the sum of all contributions under all EQUI-VEST(SM) series and EQUI-VEST(SM) At Retirement(SM) contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for owners or annuitants who are age 81 and older at contract issue). We may also refuse to accept any contribution if the sum of all contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000.


For information on when contributions are credited see "Dates and prices at which contract events occur" under "More information" later in this prospectus.




                                               Contract features and benefits 29

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different than the owner. Under any type of IRA contract, the owner and annuitant must be the same person.


HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be made by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to a 1035 tax-free exchange or a direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

Additional contributions may also be made by wire transfer or our automatic investment program. The methods of payment are discussed in detail under "About other methods of payment" in "More information" later in this prospectus.

Your initial contribution must generally be accompanied by an application and any other form we need to process the contribution. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.


Generally, you may make additional contributions at any time. You may do so in single sum amounts, on a regular basis, or as your financial situation permits.


--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see "Dates and prices at which contract events occur."
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the variable investment options, the guaranteed interest option and the fixed maturity options.


VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives, and their advisers.

--------------------------------------------------------------------------------
You can choose from among the variable investment options, the guaranteed interest option and the fixed maturity options.
--------------------------------------------------------------------------------

30  Contract features and benefits

PORTFOLIOS OF THE TRUSTS

The AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio than certain other portfolios available to you under your contract. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the portfolios. AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the objective and investment manager or sub-adviser(s), if applicable, for each portfolio.



--------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                Objective
--------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.
--------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.
--------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a
 ALLOCATION                   greater emphasis on current income.
--------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.
--------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,
 ALLOCATION                   with a greater emphasis on capital appreciation.
--------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       Long-term growth of capital.
 EQUITY
--------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND        To seek a balance of high current income and capital
                              appreciation, consistent with a prudent level of risk.
--------------------------------------------------------------------------------------
MULTIMANAGER HEALTH CARE      Long-term growth of capital.
--------------------------------------------------------------------------------------
MULTIMANAGER HIGH YIELD       High total return through a combination of current
                              income and capital appreciation.
--------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL    Long-term growth of capital.
 EQUITY
--------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP        Long-term growth of capital.
 CORE EQUITY
--------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------
AXA Premier VIP Trust         Investment Manager (or Sub-Adviser(s), as
Portfolio Name                applicable)
--------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     o AXA Equitable
--------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   o AXA Equitable
--------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         o AXA Equitable
 ALLOCATION
--------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       o AXA Equitable
--------------------------------------------------------------------------------------
AXA MODERATE-PLUS             o AXA Equitable
 ALLOCATION
--------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       o AllianceBernstein L.P.
 EQUITY
                              o ClearBridge Advisors, LLC

                              o Legg Mason Capital Management, Inc.

                              o Marsico Capital Management, LLC
--------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND        o BlackRock Financial Management, Inc.

                              o Pacific Investment Management Company
                                LLC
--------------------------------------------------------------------------------------
MULTIMANAGER HEALTH CARE      o Invesco Aim Capital Management, Inc.

                              o RCM Capital Management LLC

                              o Wellington Management Company, LLP
--------------------------------------------------------------------------------------
MULTIMANAGER HIGH YIELD       o Pacific Investment Management Company
                                LLC

                              o Post Advisory Group, LLC
--------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL    o AllianceBernstein L.P.
 EQUITY
                              o JPMorgan Investment Management Inc.

                              o Marsico Capital Management, LLC
--------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP        o AllianceBernstein L.P.
 CORE EQUITY
                              o Janus Capital Management LLC

                              o Thornburg Investment Management, Inc.
--------------------------------------------------------------------------------------


                                               Contract features and benefits 31

--------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                Objective
--------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP        Long-term growth of capital.
 GROWTH
--------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP        Long-term growth of capital.
 VALUE
--------------------------------------------------------------------------------------
MULTIMANAGER MID CAP          Long-term growth of capital.
 GROWTH
--------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE    Long-term growth of capital.
--------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP        Long-term growth of capital.
 GROWTH
--------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP        Long-term growth of capital.
 VALUE
--------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY       Long-term growth of capital.
--------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION        Seeks the highest total return over time consistent with
                              its asset mix. Total return includes capital growth and
                              income.
--------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION        Seeks the highest total return over time consistent with
                              its asset mix. Total return includes capital growth and
                              income.
--------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION        Seeks the highest total return over time consistent with
                              its asset mix. Total return includes capital growth and
                              income.
--------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION        Seeks the highest total return over time consistent with
                              its asset mix. Total return includes capital growth and
                              income.
 EQ Advisors Trust
Portfolio Name                 Objective
--------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN COM-     Seeks to achieve long-term growth of capital.
 MON STOCK
--------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTER-   Seeks to achieve high current income consistent with
 MEDIATE GOVERNMENT           relative stability of principal.
 SECURITIES
--------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTER-   Seeks to achieve long-term growth of capital.
 NATIONAL
--------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------
AXA Premier VIP Trust         Investment Manager (or Sub-Adviser(s), as
Portfolio Name                applicable)
--------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP        o RCM Capital Management LLC
 GROWTH
                              o TCW Investment Management Company
                              o T. Rowe Price Associates, Inc.
--------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP        o AllianceBernstein L.P.
 VALUE
                              o Institutional Capital LLC
                              o MFS Investment Management
--------------------------------------------------------------------------------------
MULTIMANAGER MID CAP          o AllianceBernstein L.P.
 GROWTH
                              o Franklin Advisers, Inc.
                              o Provident Investment Counsel, Inc.
--------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE    o AXA Rosenberg Investment Management LLC
                              o TCW Investment Management Company
                              o Wellington Management Company, LLP
--------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP        o Eagle Asset Management, Inc.
 GROWTH
                              o Wells Capital Management Inc.
--------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP        o Franklin Advisory Services, LLC
 VALUE
                              o Lazard Asset Management LLC
--------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY       o Firsthand Capital Management, Inc.
                              o RCM Capital Management LLC
                              o Wellington Management Company, LLP
--------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION        o AXA Equitable
--------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION        o AXA Equitable
--------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION        o AXA Equitable
--------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION        o AXA Equitable
 EQ Advisors Trust              Investment Manager (or Sub-Adviser(s), as
Portfolio Name                  applicable)
--------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN COM-     o AllianceBernstein L.P.
 MON STOCK
--------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTER-   o AllianceBernstein L.P.
 MEDIATE GOVERNMENT
 SECURITIES
--------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTER-   o AllianceBernstein L.P.
 NATIONAL
--------------------------------------------------------------------------------------


32 Contract features and benefits

-------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                 Objective
-------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN LARGE     Seeks to achieve long-term growth of capital.
 CAP GROWTH
-------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN QUALITY   Seeks to achieve high current income consistent with
 BOND                          moderate risk to capital.
-------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL     Seeks to achieve long-term growth of capital.
 CAP GROWTH
-------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN VALUE     Seeks to achieve capital appreciation.
-------------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II       Seeks to achieve long-term capital appreciation.
-------------------------------------------------------------------------------------------
EQ/AXA ROSENBERG VALUE         Seeks to increase value through bull markets and bear
 LONG/SHORT EQUITY             markets using strategies that are designed to limit expo-
                               sure to general equity market risk.
-------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE       Seeks to achieve capital appreciation and secondarily,
 EQUITY                        income.
-------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL     Seeks to provide current income and long-term growth of
 VALUE                         income, accompanied by growth of capital.
-------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY      Seeks to achieve a combination of growth and income to
 INCOME                        achieve an above-average and consistent total return.
-------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY            Seeks to achieve long-term capital appreciation.
 RESPONSIBLE
-------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH     Seeks to achieve long-term growth of capital.
-------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN            Seeks to achieve long-term growth of capital.
 RESEARCH
-------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH         Seeks to maximize current income.
 YIELD BOND
-------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE      Seeks to achieve long-term growth of capital.
-------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX            Seeks to achieve a total return before expenses that
                               approximates the total return performance of the S&P
                               500 Index, including reinvestment of dividends, at a risk
                               level consistent with that of the S&P 500 Index.
-------------------------------------------------------------------------------------------
EQ/EVERGREEN INTERNATIONAL     Seeks to achieve capital growth and current income.
 BOND
-------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA             Seeks to achieve long-term capital growth.
-------------------------------------------------------------------------------------------
EQ/FI MID CAP                  Seeks to achieve long-term growth of capital.
-------------------------------------------------------------------------------------------
EQ/FRANKLIN INCOME             Seeks to maximize income while maintaining prospects
                               for capital appreciation.
-------------------------------------------------------------------------------------------
EQ/FRANKLIN SMALL CAP VALUE    Seeks to achieve long-term total return.
-------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON          Primarily seeks capital appreciation and secondarily seeks
 FOUNDING STRATEGY             income.



-------------------------------------------------------------------------------------------
EQ Advisors Trust              Investment Manager (or Sub-Adviser(s), as
Portfolio Name                 applicable)
-------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN LARGE     o AllianceBernstein L.P.
 CAP GROWTH
-------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN QUALITY   o AllianceBernstein L.P.
 BOND
-------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL     o AllianceBernstein L.P.
 CAP GROWTH
-------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN VALUE     o AllianceBernstein L.P.
-------------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II       o Ariel Capital Management, LLC
-------------------------------------------------------------------------------------------
EQ/AXA ROSENBERG VALUE         o AXA Rosenberg Investment Management LLC
 LONG/SHORT EQUITY
-------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE       o BlackRock Investment Management, LLC
 EQUITY
-------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL     o BlackRock Investment Management
 VALUE                           International Limited
-------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY      o Boston Advisors, LLC
 INCOME
-------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY            o Calvert Asset Management Company, Inc.
 RESPONSIBLE                   o Bridgeway Capital Management, Inc.
-------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH     o Capital Guardian Trust Company
-------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN            o Capital Guardian Trust Company
 RESEARCH
-------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH         o Caywood-Scholl Capital Management
 YIELD BOND
-------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE      o Davis Selected Advisers, L.P.
-------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX            o AllianceBernstein L.P.
-------------------------------------------------------------------------------------------
EQ/EVERGREEN INTERNATIONAL     o Evergreen Investment Management
 BOND                            Company, LLC
                               o First International Advisors, LLC (dba
                                 "Evergreen International")
-------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA             o Evergreen Investment Management
                                 Company, LLC
-------------------------------------------------------------------------------------------
EQ/FI MID CAP                  o Fidelity Management & Research Company
-------------------------------------------------------------------------------------------
EQ/FRANKLIN INCOME             o Franklin Advisers, Inc.
-------------------------------------------------------------------------------------------
EQ/FRANKLIN SMALL CAP VALUE    o Franklin Advisory Services, LLC
-------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON          o AXA Equitable
 FOUNDING STRATEGY
-------------------------------------------------------------------------------------------


                                               Contract features and benefits 33

-------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                 Objective
-------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND           Seeks to achieve capital appreciation.
 ACQUISITIONS
-------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY         Seeks to maximize capital appreciation.
 VALUE
-------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS     Seeks to achieve long-term growth of capital.
-------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH        Seeks to achieve capital appreciation.
-------------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND          Seeks to provide a high total return consistent with mod-
                               erate risk to capital and maintenance of liquidity.
-------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE              Seeks to achieve long-term capital appreciation.
 OPPORTUNITIES
-------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS         Seeks to achieve long-term growth of capital with a sec-
                               ondary objective to seek reasonable current income. For
                               purposes of this Portfolio, the words "reasonable current
                               income" mean moderate income.
-------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS       Seeks to provide long-term capital growth
-------------------------------------------------------------------------------------------
EQ/LEGG MASON VALUE EQUITY     Seeks to achieve long-term growth of capital.
-------------------------------------------------------------------------------------------
EQ/LONG TERM BOND              Seeks to maximize income and capital appreciation
                               through investment in long-maturity debt obligations.
-------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND      Seeks to achieve capital appreciation and growth of
 INCOME                        income without excessive fluctuation in market value.
-------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP       Seeks to achieve capital appreciation and growth of
 CORE                          income with reasonable risk.
-------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE   Seeks to achieve capital appreciation.
-------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS               Seeks to achieve long-term growth of capital.
-------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS          Seeks to achieve long-term capital appreciation.
-------------------------------------------------------------------------------------------
EQ/MONEY MARKET                Seeks to obtain a high level of current income, preserve
                               its assets and maintain liquidity.
-------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           Seeks to achieve capital appreciation.
 GROWTH
 EQ/MUTUAL SHARES              Seeks to achieve capital appreciation, which may occa-
                               sionally be short-term, and secondarily, income.
-------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL          Seeks to achieve capital appreciation.
-------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET     Seeks to achieve long-term capital appreciation.
 OPPORTUNITY
-------------------------------------------------------------------------------------------



---------------------------------------------------------------------------
EQ Advisors Trust              Investment Manager (or Sub-Adviser(s), as
Portfolio Name                 applicable)
---------------------------------------------------------------------------
EQ/GAMCO MERGERS AND           o GAMCO Asset Management Inc.
 ACQUISITIONS
---------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY         o GAMCO Asset Management Inc.
 VALUE
---------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS     o AXA Equitable
                               o Mellon Capital Management Corporation
                               o Wentworth Hauser and Violich, Inc.
---------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH        o MFS Investment Management
---------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND          o JPMorgan Investment Management Inc.
---------------------------------------------------------------------------
EQ/JPMORGAN VALUE              o JPMorgan Investment Management Inc.
 OPPORTUNITIES
---------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS         o  AXA Equitable
                               o Institutional Capital LLC
                               o Mellon Capital Management Corporation
---------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS       o AXA Equitable
                               o Marsico Capital Management, LLC
                               o Mellon Capital Management Corporation
---------------------------------------------------------------------------
EQ/LEGG MASON VALUE EQUITY     o Legg Mason Capital Management, Inc.
---------------------------------------------------------------------------
EQ/LONG TERM BOND              o BlackRock Financial Management, Inc.
---------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND      o Lord, Abbett & Co. LLC
 INCOME
---------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP       o Lord, Abbett & Co. LLC
 CORE
---------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE   o Lord, Abbett & Co. LLC
---------------------------------------------------------------------------
EQ/MARSICO FOCUS               o Marsico Capital Management, LLC
---------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS          o AXA Equitable
                               o Mellon Capital Management Corporation
                               o Wellington Management Company LLP
---------------------------------------------------------------------------
EQ/MONEY MARKET                o The Dreyfus Corporation
---------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           o Montag & Caldwell, Inc.
 GROWTH
 EQ/MUTUAL SHARES              o Franklin Mutual Advisers, LLC
---------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL          o OppenheimerFunds, Inc.
---------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET     o OppenheimerFunds, Inc.
 OPPORTUNITY
---------------------------------------------------------------------------


34 Contract features and benefits

---------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name               Objective
---------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET   Seeks to achieve capital appreciation.
 SMALL CAP
---------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN         Seeks to achieve maximum real return consistent with
                             preservation of real capital and prudent investment man-
                             agement.
---------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND       Seeks to achieve current income with reduced volatility of principal.
---------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX       Seeks to replicate as closely as possible (before the
                             deduction of Portfolio expenses) the total return of the
                             Russell 2000 Index.
---------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH      Seeks to achieve long-term capital appreciation and
 STOCK                       secondarily, income.
---------------------------------------------------------------------------------------
EQ/TEMPLETON GROWTH          Seeks to achieve long-term capital growth.
---------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME     Seeks to achieve total return through capital appreciation with income as a secondary consideration.
---------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK       Seeks to achieve capital growth and income.
---------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING       Seeks to achieve long-term capital appreciation.
 MARKETS EQUITY
---------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP        Seeks to achieve capital growth.
 GROWTH
---------------------------------------------------------------------------------------
EQ/VAN KAMPEN REAL ESTATE    Seeks to provide above average current income and long-
                             term capital appreciation.
---------------------------------------------------------------------------------------



---------------------------------------------------------------------------
EQ Advisors Trust            Investment Manager (or Sub-Adviser(s), as
Portfolio Name               applicable)
---------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET   o OppenheimerFunds, Inc.
 SMALL CAP
---------------------------------------------------------------------------
EQ/PIMCO REAL RETURN         o Pacific Investment Management Company,
                             LLC
---------------------------------------------------------------------------
EQ/SHORT DURATION BOND       o BlackRock Financial Management, Inc.
---------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX       o AllianceBernstein L.P.
---------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH      o T. Rowe Price Associates, Inc.
 STOCK
---------------------------------------------------------------------------
EQ/TEMPLETON GROWTH          o Templeton Global Advisors Limited
---------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME     o UBS Global Asset Management
                               (Americas) Inc.
---------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK       o Morgan Stanley Investment Management Inc.
---------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING       o Morgan Stanley Investment Management Inc.
 MARKETS EQUITY
---------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP        o Morgan Stanley Investment Management Inc.
 GROWTH
---------------------------------------------------------------------------
EQ/VAN KAMPEN REAL ESTATE    o Morgan Stanley Investment Management Inc.
---------------------------------------------------------------------------




You should consider the investment objectives, risks and charges and expenses of the portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the portfolios. The prospectuses should be read carefully before investing.



                                               Contract features and benefits 35

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account in "More information" later in this prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. The rate may be different depending upon certain factors including the type and series of your contract and when the allocation is made. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1) the minimum interest rate guaranteed over the life of the contract,
(2) the annual minimum guaranteed interest rate for the calendar year, and
(3) the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. All interest rates are effective annual rates, but before deduction of annual administrative charges or any withdrawal charges.


Generally, the annual minimum guaranteed interest rate for 2008 is 2.75% or 4.0% depending on the lifetime guaranteed minimum rate of your contract. Depending on your contract type, contract series, and the state where your contract is issued, the lifetime minimum guaranteed interest rate ranges from 1.0% to 3.0% (may be 4.0% for series 100 NQ contracts in certain states). The lifetime minimum guaranteed interest rate is shown in your contract. The annual minimum guaranteed interest rate will never be less than the lifetime minimum guaranteed interest rate. Check with your financial professional as to which rate applies in your state and to your contract series. Current interest rates will never be less than the annual minimum guaranteed interest rate.


FIXED MATURITY OPTIONS

We offer fixed maturity options with maturity dates generally ranging from one to ten years (one to seven in Oregon). We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that at points in time there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option. These amounts become part of a non-unitized separate account. They will accumulate interest at the

"rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." Your financial professional can provide you with the approval status of the fixed maturity options in your state.


--------------------------------------------------------------------------------
Fixed maturity options generally range from one to ten years to maturity.
--------------------------------------------------------------------------------
The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amount will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

FIXED MATURITY OPTIONS AND MATURITY DATES. We currently offer fixed maturity options ending on June 15th for maturity years ranging from one through ten. Not all fixed maturity options will be available for annuitant ages 76 and above. See "Allocating your contributions" below. As fixed maturity options expire, we expect to add maturity years so that generally 10 (7 in Oregon) fixed maturity options are available at any time.

We will not accept allocations to a fixed maturity option if on the date the contribution is to be applied:

o you previously allocated a contribution or made a transfer to the same fixed maturity option; or

o   the rate to maturity is 3%; or

o   the fixed maturity option's maturity date is within 45 days; or

o the fixed maturity option's maturity date is later than the date annuity payments are to begin.

YOUR CHOICES AT THE MATURITY DATE. We will notify you at least 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in "Allocating your contributions," below would apply:

(a) transfer the maturity value into another available fixed maturity option, or into any of the variable investment options; or

(b) withdraw the maturity value (there may be a withdrawal charge).


If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the next available fixed maturity option (or another investment option if we are required to do so by any state regulation). As of February 15, 2008, the next available maturity date was June 15, 2013 (see "About our fixed maturity options" in "More information" later in this prospectus). We may change our procedures in the future.


MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender or termination of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:

(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b) the length of time remaining until the maturity date.

36 Contract features and benefits

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this prospectus. Appendix III at the end of this prospectus provides an example of how the market value adjustment is calculated.


SELECTING YOUR INVESTMENT METHOD

You must choose one of the following methods for selecting your investment options:

o MAXIMUM INVESTMENT OPTIONS CHOICE. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A and B in the investment options chart. You can make transfers whenever you choose. However, there will be restrictions on the amount you can transfer out of the guaranteed interest option listed in A.

o MAXIMUM TRANSFER FLEXIBILITY. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A in the investment options chart and no transfer restrictions will apply.

TEMPORARY REMOVAL OF TRANSFER RESTRICTIONS THAT APPLY TO THE INVESTMENT METHODS. From time to time, we may remove certain restrictions that apply to your investment method. If we do so, we will tell you. For example, if you elect the "Maximum investment options choice" method, for a limited time, there will be no restrictions on the amount you can transfer out of the guaranteed interest option listed in group "A." If you elect the "Maximum transfer flexibility" method, for a limited time, you will be able to use the fixed income variable investment options listed in group "B" as well as the fixed maturity options.

We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if you elect the "Maximum investment options choice" method, limits on transfers out of the guaranteed interest option will again apply. If you elect the "Maximum transfer flexibility" method, you will no longer be permitted to allocate new contributions to, or transfer amounts into the variable investment options in group "B" (including through our rebalancing program) or the fixed maturity options. However, amounts that are in any investment options that are not available under "Maximum transfer flexibility" can remain in these options.




--------------------------------------------------------------------------------
                               Investment Options
--------------------------------------------------------------------------------
                                        A
--------------------------------------------------------------------------------
o Guaranteed Interest Option
--------------------------------------------------------------------------------
Domestic stocks
--------------------------------------------------------------------------------
o AXA Aggressive Allocation               o EQ/Lord Abbett Mid Cap Value
o AXA Moderate-Plus Allocation            o EQ/Marsico Focus
o EQ/AllianceBernstein Common Stock       o EQ/Mid Cap Value PLUS
o EQ/AllianceBernstein Large Cap          o EQ/Montag & Caldwell Growth
  Growth                                  o EQ/Mutual Shares
o EQ/AllianceBernstein Small Cap          o EQ/Oppenheimer Main Street
  Growth                                    Opportunity
o EQ/AllianceBernstein Value              o EQ/Oppenheimer Main Street Small
o EQ/Ariel Appreciation II                  Cap
o EQ/AXA Rosenberg Value Long/Short       o EQ/Small Company Index
  Equity                                  o EQ/T. Rowe Price Growth Stock
o EQ/BlackRock Basic Value Equity         o EQ/Templeton Growth
o EQ/Boston Advisors Equity Income        o EQ/UBS Growth and Income
o EQ/Calvert Socially Responsible         o EQ/Van Kampen Comstock
o EQ/Capital Guardian Growth              o EQ/Van Kampen Mid Cap Growth
o EQ/Capital Guardian Research            o EQ/Van Kampen Real Estate
o EQ/Davis New York Venture               o Multimanager Aggressive Equity
o EQ/Equity 500 Index                     o Multimanager Health Care
o EQ/Evergreen Omega                      o Multimanager Large Cap Core Equity
o EQ/FI Mid Cap                           o Multimanager Large Cap Growth
o EQ/Franklin Small Cap Value             o Multimanager Large Cap Value
o EQ/Franklin Templeton Founding          o Multimanager Mid Cap Growth
  Strategy                                o Multimanager Mid Cap Value
o EQ/GAMCO Mergers and Acquisitions       o Multimanager Small Cap Growth
o EQ/GAMCO Small Company Value            o Multimanager Small Cap Value
o EQ/JPMorgan Value Opportunities         o Multimanager Technology
o EQ/Large Cap Core PLUS                  o Target 2015 Allocation(1)
o EQ/Large Cap Growth PLUS                o Target 2025 Allocation(1)
o EQ/Legg Mason Value Equity              o Target 2035 Allocation(1)
o EQ/Lord Abbett Growth and Income        o Target 2045 Allocation(1)
o EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------
International stocks
--------------------------------------------------------------------------------
o EQ/AllianceBernstein International      o EQ/Oppenheimer Global
o EQ/BlackRock International Value        o EQ/Van Kampen Emerging Markets
o EQ/International Core PLUS                Equity
o EQ/International Growth                 o Multimanager International Equity
--------------------------------------------------------------------------------
Balanced/hybrid
--------------------------------------------------------------------------------
o AXA Moderate Allocation
--------------------------------------------------------------------------------
                                        B
--------------------------------------------------------------------------------
Fixed income
--------------------------------------------------------------------------------
o AXA Conservative Allocation             o EQ/JPMorgan Core Bond
o AXA Conservative-Plus Allocation        o EQ/Long Term Bond
o EQ/AllianceBernstein Intermediate       o EQ/Money Market
  Government Securities                   o EQ/PIMCO Real Return
o EQ/AllianceBernstein Quality Bond       o EQ/Short Duration Bond
o EQ/Caywood-Scholl High Yield Bond       o Multimanager Core Bond
o EQ/Evergreen International Bond         o Multimanager High Yield
o EQ/Franklin Income
--------------------------------------------------------------------------------
Fixed maturity options
--------------------------------------------------------------------------------
The fixed maturity options are only available in states where approved. Transfer restrictions apply as indicated above under "Fixed maturity options and maturity dates."
--------------------------------------------------------------------------------



(1) Since these investment options, collectively, the "Target Allocation investment options," as they approach their respective target dates, and thereafter, are expected to invest more heavily in fixed income securities, we reserve the right to make them group "B" investment options at or after their respective target dates. Please note that if you select the "Maximum transfer flexibility" method, and have included any of the Target Allocation investment options among your investment options, you will be deemed to have changed to the "maximum investment options choice" method. If you select the "maximum transfer flexibility" method but have not included any of the Target Allocation investment options among your allocations, you will not be changed to the alternate method but those options will no longer be available to you.



ALLOCATING YOUR CONTRIBUTIONS
Once you have made your investment method choice, you may allocate your contributions to one or more, or all of the investment options that you have chosen, subject to any restrictions under the investment method you chose. However, you may not allocate more than one contribution to any one fixed maturity option. If the annuitant is age 76 or


                                              Contract features and benefits  37
older, you may only allocate contributions to fixed maturity options with maturities of five years or less. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the investment options, they become part of your account value. We discuss account value in "Determining your contract's value," later in this prospectus. After your contract is issued, you may request that we add or eliminate any variable investment options that result in transfer restrictions. We reserve the right to deny your request. See "Transferring your money among investment options" later in this prospectus.

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS
If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. In some states, this "free look" period may be longer.


For contributions allocated to the variable investment options, your refund will equal your contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the guaranteed interest option, your refund will equal the amount of the contribution but will not include interest. For contributions allocated to the fixed maturity options, your refund will equal the amount of the contribution allocated to the fixed maturity options reflecting any positive or negative market value adjustments. Some states require that we refund the full amount of your contribution (not including any investment gain or loss, interest, or market value adjustment). For an IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.


We may require that you wait six months before you apply for a contract with us again if:
o   you cancel your contract during the free look period; or
o you change your mind before you receive your contract whether we have received your contribution or not. Please see "Tax information" later in this prospectus for possible consequences of cancelling your contract.


Also, if you fully or partially convert an existing traditional IRA contract to a Roth IRA or Roth Advantage, you may cancel your Roth IRA or Roth Advantage contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions. Ask for the form entitled "EQUI-VEST(SM) Roth IRA
Re-Characterization Form."

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrender of your contract to receive its cash value," later in this prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information," later in this Prospectus for possible consequences of cancelling your contract.



38  Contract features and benefits

2. Determining your contract's value

--------------------------------------------------------------------------------
YOUR ACCOUNT VALUE AND CASH VALUE
Your "account value" is the total of the: (i) values you have allocated to the variable investment options; (ii) the guaranteed interest option; and (iii) the market adjusted amounts you have in the fixed maturity options. These amounts are subject to certain fees and charges discussed under "Charges and expenses" later in this prospectus.

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) any applicable withdrawal charges and (ii) the total amount or a pro rata portion of the annual administrative charge. Please see "Surrender of your contract to receive its cash value" in "Accessing your money" later in this prospectus.


YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------
The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:


(i)   increased to reflect additional contributions;


(ii)  decreased to reflect a withdrawal (plus applicable withdrawal charges); or

(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of a variable investment option.

In addition, the annual administrative charge or third-party transfer or exchange charge, will reduce the number of units credited to your contract. A description of how unit values are calculated is found in the SAI.


YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals and transfers out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in a fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.


                                           Determining your contract's value  39

3. Transferring your money among investment options

--------------------------------------------------------------------------------
TRANSFERRING YOUR ACCOUNT VALUE
At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

o You must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive the $300 requirement.

o You may not transfer to a fixed maturity option in which you already have value.

o You may not transfer to a fixed maturity option that has a rate to maturity of 3%.


o If the annuitant is age 76 or older, you must limit your transfers to fixed maturity options with maturities of five years or less. As of February 15, 2008, not all maturities were available. You may not transfer to a fixed maturity option if its maturity date is later than the date annuity payments are to begin.


o If you make transfers out of a fixed maturity option other than at its maturity date the transfer will cause a market value adjustment.


o If you choose the maximum investment options choice method for selecting investment options (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group "B" option as described under "Selecting your investment method" in "Contract features and benefits" earlier in this Prospectus) the maximum amount you may transfer in any contract year from the guaranteed interest option to any other investment option is (a) 25% of the amount you had in the guaranteed interest option on the last day of the prior contract year or, if greater, (b) the total of all amounts you transferred from the guaranteed interest option to any other investment option in the prior contract year.

o If you transfer money from another financial institution into the guaranteed interest option during your first contract year, and if you have selected the maximum investment options method (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group "B" option as described under "Selecting your investment method" in "Contract features and benefits" earlier in this Prospectus) you may, during the balance of that contract year, transfer up to 25% of such initial guaranteed interest option balance to any other investment option.


See Appendix I for transfer restrictions under Original Contracts.

Upon advance notice to you, we may change or establish additional restrictions on transfers among the investment options, including limitations on the number, frequency, or dollar amount of transfers. A transfer request does not change your percentages for allocating current or future contributions among the investment options. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

You may request a transfer in writing or by telephone using TOPS or online using EQAccess. You must send in all signed written requests directly to our processing office. Transfer requests should specify:

(1) the contract number,

(2) the dollar amounts to be transferred, and

(3) the investment options to and from which you are transferring.

We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies,


40 Transferring your money among investment options which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.


We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.


When a contract owner is identified as having engaged in a potentially disruptive transfer under the contract for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.


It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.



AUTOMATIC TRANSFER OPTIONS


INVESTMENT SIMPLIFIER

You may choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. The transfer options are the "fixed-dollar option" and the "interest sweep." You may select one or the other but not both. If you elect to use rebalancing option II (discussed below), you may not choose either of the investment simplifier options.

FIXED-DOLLAR OPTION. Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above.

INTEREST SWEEP. Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

See Appendix I for restrictions under Original Contracts.

The fixed-dollar option and interest sweep feature are forms of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

WHEN YOUR PARTICIPATION IN THE INVESTMENT SIMPLIFIER WILL END. Your participation in the investment simplifier option will end:

o Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.


                            Transferring your money among investment options  41

o Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

o Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your contract terminates.


REBALANCING YOUR ACCOUNT VALUE

Our rebalancing program offers two options that you can use to automatically reallocate your account value. Option I permits reallocation among the variable investment options only and option II permits reallocation among the variable investment options and the guaranteed interest option. You must tell us:

(a) in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

(b) how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options (and guaranteed interest option, if applicable) must be included in the rebalancing program. Transfer restrictions out of the guaranteed interest option may apply in accordance with the last two bullets under "Transferring your account value," above, in this section. The initial transfer under the rebalancing program (based on your account value as of the day before the program is established) is not permitted to cause the transfer restrictions to be violated, and any rebalancing election that would be a violation of the transfer restrictions will not be put into effect. However, if the program can be established, once it is in effect, the transfer restrictions will be waived for the rebalancing transfers.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional and/or financial adviser before electing the program.
--------------------------------------------------------------------------------

You may elect the rebalancing program at any time. To be eligible, you must have (i) at least $5,000 of account value in the variable investment options for option I, or (ii) at least $5,000 of account value in the variable investment options and the guaranteed interest option, combined for option II. Rebalancing is not available for amounts you have allocated in the fixed maturity options.

If you elect to use option II, you may not choose either of the investment simplifier automatic options.

If you request a transfer while the rebalancing program is in effect, we will process the transfer as requested. The rebalancing program will then remain in effect unless you request in writing that it be cancelled.

You may change your allocation instructions or cancel the program at any time.


42  Transferring your money among investment options

4. Accessing your money

--------------------------------------------------------------------------------
WITHDRAWING YOUR ACCOUNT VALUE
You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of taking withdrawals, see "Tax information" later in this prospectus.


--------------------------------------------------------------------------------
                             Method of Withdrawal
--------------------------------------------------------------------------------
                                                     Minimum
Contract              Partial      Systematic     distribution
--------------------------------------------------------------------------------
NQ                     Yes            Yes             No
traditional IRA        Yes            Yes             Yes
QP IRA                 Yes            Yes             Yes
Roth Advantage         Yes            Yes             No
Roth IRA               Yes            Yes             No
--------------------------------------------------------------------------------


PARTIAL WITHDRAWALS
(All contracts)

You may take partial withdrawals from your account value at any time while the annuitant is living and before annuity payments begin. The minimum amount you may withdraw at any time is $300. If you request a withdrawal that leaves you with an account value of less than $500, we may treat it as a request to surrender the contract for its cash value. See "Surrender of your contract to receive its cash value" below.

Partial withdrawals in excess of the 10% free withdrawal amount may be subject to a withdrawal charge. (See "10% free withdrawal amount" in "Charges and expenses" later in this prospectus.)


SYSTEMATIC WITHDRAWALS
(All contracts)

If you have at least $20,000 of account value in the variable investment options and the guaranteed interest option, you may take systematic withdrawals on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $250. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, your withdrawals will be made on the first day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking or savings account.

You may withdraw either the amount of interest earned in the guaranteed interest option or a fixed-dollar amount from either the variable investment options or the guaranteed interest option. If you elect the interest option, a minimum of $20,000 must be maintained in the guaranteed interest option. If you elect the fixed-dollar option, you do not have to maintain a minimum amount.

If you choose to have a fixed dollar amount taken from the variable investment options, you may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1) pro rata from more than one variable investment option (without using up your total value in those options); or

(2) pro rata from more than one variable investment option (until your value in those options is used up); or


(3) you may specify a dollar amount from only one variable investment option. If you choose this option and the value in that variable investment option drops below the requested amount, the requested withdrawal amount will be taken on a pro rata basis from all the variable investment options in which you have value.


You can cancel the systematic withdrawal option at any time.

Amounts withdrawn in excess of the 10% free withdrawal amount may be subject to a withdrawal charge.


LIFETIME MINIMUM DISTRIBUTION WITHDRAWALS
(Traditional IRA and QP IRA contracts -- See "Tax information" later in this prospectus)

We offer our "required minimum distribution (RMD) automatic withdrawal option" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply if your withdrawal exceeds the free withdrawal amount. You may choose instead an annuity payout option. Before electing an account-based withdrawal option, please refer to "Required minimum distributions" under "Individual Retirement Arrangements ("IRAs")" in "Tax information" later in this prospectus. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals, which could increase the amount required to be withdrawn. For this purpose additional annuity contract benefits may include enhanced death benefits.

You may elect our RMD automatic withdrawal option in the year in which you reach age 70-1/2 or in any later year. To elect this option, you must have account value in the variable investment options and the guaranteed interest option of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your contract and pay you its cash value. Currently, minimum distribution withdrawal payments will be made annually.


Currently, we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our RMD automatic



                                                        Accessing your money  43
withdrawal option. The minimum distribution withdrawal will be taken into account in determining if any subsequent withdrawal taken in the same contract year exceeds the 10% free withdrawal amount.

--------------------------------------------------------------------------------
We will send to traditional IRA and QP IRA owners a form outlining the minimum distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your values in the investment options. A market value adjustment will apply if withdrawals are taken from the fixed maturity options.


AUTOMATIC DEPOSIT SERVICE


If you are receiving Required Minimum Distribution payments from a traditional IRA or QP IRA contract, you may use our automatic deposit service.

Under this service, we will automatically deposit the Required Minimum Distribution payment from your traditional IRA or QP IRA contract directly into an EQUI-VEST(SM) NQ or Roth IRA or an EQUI-VEST(SM) Express (if available in your state) NQ or Roth IRA contract, according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs. See "Tax information -- Roth IRAs" later in this prospectus.



DEPOSIT OPTION FOR NQ CONTRACTS ONLY

You can elect the deposit option for your benefit while you are alive, or for the benefit of your beneficiary.

Proceeds from your NQ contract can be deposited with us for a period you select (including one for as long as the annuitant lives). We will hold the amounts in our general account. We will credit interest on the amounts at a guaranteed rate for the specified period. We will pay out the interest on the amount deposited at least once each year.

If you elect this option for your benefit, you deposit the amount with us that you would otherwise apply to an annuity payout option. If you elect this option for your beneficiary before the annuitant's death, death benefit proceeds can be left on deposit with us subject to certain restrictions, instead of being paid out to the beneficiary.

Other restrictions apply to the deposit option. Your financial professional can provide more information about this option, or you may call our processing office.


SURRENDER OF YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of that date.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. We will usually pay the cash value within seven calendar days, but we may delay payment as described in "When to expect payments" below. For the tax consequences of surrenders, see "Tax information" later in this prospectus.


TERMINATION

We may terminate your contract and pay you the cash value if:

(1) your account value is less than $500 and you have not made contributions to your contract for a period of three years; or

(2) you request a partial withdrawal that reduces your account value to an amount less than $500; or

(3) you have not made any contributions within 120 days from your contract date.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender or termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1) the New York Stock Exchange is closed or restricts trading,


(2) the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option's assets is not reasonably practicable, or


(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your values in the guaranteed interest option and the fixed maturity options (other than for death benefits) for up to six months while you are living.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.


YOUR ANNUITY PAYOUT OPTIONS

EQUI-VEST(SM) offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments and others enable you to receive variable annuity payments.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant's age at contract issue.


44  Accessing your money

ANNUITY PAYOUT OPTIONS
--------------------------------------------------------------------------------
Fixed annuity payout options          o Life annuity
                                      o Life annuity with period
                                        certain
                                      o Life annuity with refund
                                        certain
                                      o Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity payout     o Life annuity (not available in
   options (described in a separate     NY)
   prospectus for this option)        o Life annuity with period
                                        certain
--------------------------------------------------------------------------------

o   Life annuity: An annuity that guarantees payments for the rest of the
    ------------
    annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o   Life annuity with period certain: An annuity that guarantees payments for
    --------------------------------
    the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of the annuitant and the joint annuitant. A life annuity with a period certain is the form of annuity under the contracts that you will receive if you do not elect a different payout option. In this case the period certain will be based on the annuitant's age and will not exceed 10 years or the annuitant's life expectancy.

o   Life annuity with refund certain: An annuity that guarantees payments for
    --------------------------------
    the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o   Period certain annuity: An annuity that guarantees payments for a specific
    ----------------------
    period of time, usually 5, 10, 15, or 20 years. This guarantee period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, to the survivor for life. We may offer other payout options not outlined here. Your financial professional can provide details.


FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.

We may offer other payout options not outlined here. Your financial professional can provide details.

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be either fixed or variable. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments are to begin, but generally it may not be earlier than thirteen months from the EQUI-VEST(SM) contract date. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month or later than your EQUI-VEST(SM) contract's maturity date. Your EQUI-VEST(SM) contract's maturity date is the date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally the EQUI-VEST(SM) contract date anniversary that follows the annuitant's 90th birthday. This may be different in some states.

Before your annuity payments are to begin, we will notify you by letter that the annuity payout options are available. Once you have selected a payout option and payments have begun, no change can be made, other than transfers among the variable investment options if a variable immediate annuity is selected.

We currently offer different payment frequencies on certain annuity payout options. In general, the total annual payout will be lower for more frequent payouts (such as monthly) because of the increased administrative expenses associated with more frequent payouts. Also, in general, the longer the period over which we expect to make payments, the lower will be your payment each year.

The amount of the annuity payments will depend on:

(1) the amount applied to purchase the annuity;

(2) the type of annuity chosen, and whether it is fixed or variable;

(3) in the case of a life annuity, the annuitant's age (or the annuitant's and joint annuitant's ages); and


                                                        Accessing your money  45

(4) in certain instances, the sex of the annuitant(s).

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

Please see Appendix IV later in this prospectus for state variations.


EQUI-VEST(SM) AT RETIREMENT(SM)

If you have a traditional IRA, Roth IRA, QP IRA, or NQ contract, you may be eligible to convert your EQUI-VEST(SM) contract to a new EQUI-VEST(SM) At Retirement(SM) contract. EQUI-VEST(SM) At Retirement(SM) is a deferred variable annuity contract that offers living benefits (Guaranteed withdrawal benefit for life or Guaranteed minimum income benefit) and enhanced death benefits. The EQUI-VEST(SM) At Retirement(SM) contract has no withdrawal charges.

At the time of conversion, you must meet the following conditions in order to qualify for this conversion offer. You must be between the ages of 55 and 85, your contract must have an account value of at least $50,000, you must purchase at least one of the living or enhanced death benefits, there can be no withdrawal charges applicable under your existing EQUI-VEST(SM) contract, and no rollover/direct transfer contributions can have been made to the existing contract in the two contract years prior to the date you apply for the new contract. The written application for the new EQUI-VEST(SM) At Retirement(SM) contract must be received by our Processing Office no later than the close of business on December 31, 2016 or such later date as we state in writing to you. The EQUI-VEST(SM) At Retirement(SM) contract and its benefits, including the charges for such benefits are described in a separate prospectus.


46  Accessing your money

5. Charges and expenses

--------------------------------------------------------------------------------
CHARGES THAT AXA EQUITABLE DEDUCTS
We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o   A mortality and expense risks charge

o   A charge for other expenses

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On the last day of the contract year an annual administrative charge, if applicable

o   Charge for third-party transfer or exchange (series 300, 400 and 500 only)

o At the time you make certain withdrawals or surrender your contract, or your contract is terminated -- a withdrawal charge, if applicable

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply

More information about these charges appears below. The charges differ depending on which contract series you purchase.

We will not increase these charges for the life of your contract, except as noted below. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" below.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.


CHARGES UNDER THE CONTRACTS


MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit.


The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. For series 300, 400 and 500, we may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract.

The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect.


To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.

For each series the daily charge is a percentage of net assets that is equivalent to an annual rate of:

o 1.10% current and maximum in each variable investment option under series 300 contracts

o 1.10% current and 1.75% maximum in each variable investment option under series 400 contracts

o 1.20% current and 1.75% maximum in each variable investment option under series 500 contracts

o 0.56% current and 0.65% maximum under series 100 contracts, and 1.15% current and 1.24% maximum under series 200 contracts in the EQ/AllianceBernstein Common Stock and EQ/Money Market options

o 0.50% current and maximum under series 100 contracts, and 1.09% current and maximum under series 200 contracts for all other variable investment options

CHARGE FOR OTHER EXPENSES

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts.

The daily charge is equivalent to a maximum annual rate of:


(i) under series 300, 400 and 500 contracts, 0.25% of the net assets in each variable investment option. For all variable investment options under series 300 and 400 other than the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/AllianceBernstein Common Stock and EQ/Money Market options, we currently deduct 0.24% of the net assets. We may, upon advance notice to you, increase the charge to 0.25% of the net assets for these variable investment options;


(ii) under series 100 contracts, 0.84% of the net assets in each variable investment option. 0.60% of this charge is designed to reimburse us for research and development costs and for administrative expenses that are not covered by the annual administrative charge described below. The remaining 0.24% is to reimburse us for the cost of financial accounting services we provide under the contracts;

(iii) under series 200 contracts, the charge for expenses and financial accounting is 0.25% of the net asset value in each variable investment option.

MAXIMUM TOTAL CHARGES

Under series 500 contracts, the total annual rate for the above charges is 1.45%. We may increase or decrease this total annual rate, but we


                                                        Charges and expenses  47
may not increase it above a maximum rate of 2.00%. We will only make any increase after we have sent you advance notice. Any increase or decrease will apply only after the date of the change. Any changes we make will reflect differences in costs and anticipated expenses, and will not be unfairly discriminatory.

Total Separate Account A annual expenses of the variable investment options (not including the Trusts fees and other expenses) are guaranteed not to exceed a total annual rate of (i) 1.35% for series 300; (ii) 1.49% for series 100 and 200 for the EQ/AllianceBernstein Common Stock and EQ/Money Market options;
(iii) 1.34% for all the other options not listed in (ii) for series 100 and 200; and (iv) 2.00% for series 400.


Under series 100 and 200 contracts for the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/AllianceBernstein Common Stock and EQ/Money Market options, the combined amount of the Separate Account A charges to these variable investment options and Trust charges for investment advisory fees and direct operating expenses may not exceed a total annual rate of 1.75% of the value of the assets held in each of those variable investment options.



ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on the last business day of each contract year. We will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option, or the annuitant dies during the contract year. The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment.

Under series 300, 400 and 500, during the first two contract years, the charge is equal to $30 or, if less, 2% of your current account value plus any amount previously withdrawn during the contract year. The charge is currently $30 for contract years three and later. We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually. We waive the charge if your account value is at least $25,000 for an NQ contract or $20,000 for an IRA contract. We reserve the right to deduct this charge on a quarterly, rather than annual basis.

Under series 100 and 200, the charge is equal to $30 or, if less, 2% of the current account value plus any amount previously withdrawn during that contract year. We waive this charge if your account value is at least $10,000.

We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any individually owned EQUI-VEST(SM) contract/certificate having an account value that, when combined with the account value of other EQUI-VEST(SM) contracts/certificates owned by the same person, exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to EQUI-VEST(SM) contracts/certificates owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.

CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE

Under series 300 (except in FL), 400 and 500 contracts, we impose a charge for making a direct transfer of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. In either case, we will deduct from your account value any withdrawal charge that applies and a charge of $25 for each direct transfer or exchange. We reserve the right to increase this charge to a maximum of $65.


WITHDRAWAL CHARGE

A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; (2) you surrender your contract to receive its cash value; or (3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies, and the availability of one or more exceptions.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge. We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options. If we deduct all or a portion of the withdrawal charge from the fixed maturity options, a market value adjustment will apply. See "About our fixed maturity options" in "More information" later in this prospectus.

We may reduce the withdrawal charge in order to comply with any state law requirement. See "Contracts issued in New York -- fixed maturity options," below.

o   For series 100 and 200 NQ contracts, all series 300, 400, and 500 contracts

The amount of the withdrawal charge we deduct is equal to 6% of contributions withdrawn that were made in the current and five prior contract years measured from the date of the withdrawal.

In the case of surrenders, we will pay you the greater of the following up to a maximum of the account value:

o the account value after any withdrawal charge has been imposed (cash value), or

o the 10% free withdrawal amount plus the contributions made before the current and five prior participation years that have not been previously withdrawn plus 94% of (a) the remaining account value, minus (b) any administrative fees. Under series 100 and 200 NQ contracts, if the annuitant is age 59 or older when the contract is issued, this percentage will be 95% in the fifth contract year and 96% in the sixth contract year. There is a reduction in the withdrawal charge for older annuitants in the fifth and sixth contract years.

For purposes of calculating the withdrawal charge, amounts withdrawn up to the 10% free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contribu-


48  Charges and expenses
tions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, the federal income tax rules treat earnings under most NQ contracts as withdrawn first. See "Tax information" later in this prospectus.

o   For series 100 and 200 traditional IRA, QP IRA and Roth IRA

The withdrawal charge equals a percentage of the amount withdrawn. The percentage that applies depends on the contract year in which the withdrawal is made, according to the following table:

--------------------------------
 Contract Year(s)       Charge
--------------------------------
    1 through 5          6%*
    6 through 8          5
         9               4
        10               3
        11               2
        12               1
   13 and later          0
--------------------------------

* This percentage may be reduced at older ages for certain contracts. Your AXA Equitable financial professional can provide further details about the contract series you own.

The total of all withdrawal charges assessed will not exceed 8% of all contributions made during the current contract year and the nine contract years before the withdrawal is made.
                      ----------------------------------
We reserve the right to reduce or waive the withdrawal charge including transfers to a traditional IRA, QP IRA and Roth IRA from another EQUI-VEST(SM) contract. Any such charge will not be unfairly discriminatory. The withdrawal charge may be reduced in order to comply with any state law requirement.

WHEN WITHDRAWAL CHARGES DO NOT APPLY

o 10% free withdrawal amount. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year. For series 100 and 200 traditional IRA and Roth IRA contracts, the 10% free withdrawal amount described above will be available after the third contract year or you attain age 59-1/2. (Currently we are waiving this restriction.)

For existing contract owners, if you have QP IRA contract number 11933I (series
100), the 10% free withdrawal amount described above was available after the third contract year. If you have QP IRA contract number 92QPI (series 200), the free withdrawal amount was available in the first contract year.

o    For series 100 and 200 contracts

(i)  For NQ contracts, the withdrawal charge does not apply if:

o    the annuitant dies and a death benefit is payable to the beneficiary; or

o we receive a properly completed election form providing for the account value to be used to buy a life annuity payout option.

(ii) For a traditional IRA, QP IRA and Roth IRA the withdrawal charge does not apply:

o    after five contract years and the annuitant is at least age 59-1/2; or

o if you request a refund of an excess contribution within one month of the date on which the contribution is made; or

o the annuitant dies and the death benefit is made available to the beneficiary; or

o after five contract years and the annuitant is at least age 55 and the amount withdrawn is used to purchase from us a period certain annuity that extends beyond the annuitant's age 59-1/2 and allows no prepayment; or

o after three contract years and the amount withdrawn is used to purchase from us a period certain annuity for a term of at least 10 years and allows no prepayment; or

o if the amount withdrawn is applied to the election of a life contingent annuity payout option.

o    For series 300, 400 and 500 contracts

(i)  DEATH OR PURCHASE OF ANNUITY. The withdrawal charge does not apply if:

(a)  the annuitant dies and a death benefit is payable to the beneficiary; or

(b) we receive a properly completed election form providing for the account value to be used to buy a life contingent annuity or a non-life annuity with a period certain for a term of at least ten years.

(ii) DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. The withdrawal charge also does not apply if:

(a) The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(b) We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

(c) The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or
     Guam) and meets all of the following:

    -- its main function is to provide skilled, intermediate, or custodial nursing care;

    -- it provides continuous room and board to three or more persons;

    -- it is supervised by a registered nurse or licensed practical nurse;

    -- it keeps daily medical records of each patient;

    -- it controls and records all medications dispensed; and

    -- its primary service is other than to provide housing for residents.

Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the


                                                        Charges and expenses  49
withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

(iii) For traditional IRA, QP IRA and Roth IRA contracts the withdrawal charge also does not apply:

o     after six contract years if the annuitant is at least age 59-1/2; or

o if you request a refund of a contribution in excess of amounts allowed to be contributed under the federal income tax rules within one month of the date on which you made the contribution.

(iv) Under series 500 (Roth Advantage) contracts the withdrawal charge also does not apply:

o     after five contract years if the annuitant is at least age 59-1/2; or

o if you withdraw an amount which is less than or equal to 25% of the account value at the time the withdrawal is requested, minus any amount previously withdrawn during that contract year, and you use the withdrawal to pay specified higher education expenses as defined in the federal income tax rules. We must receive evidence satisfactory to us that such withdrawal is in fact for such purpose; or

o after five contract years if the withdrawal is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit). We must receive evidence satisfactory to us that such withdrawal is in fact for such purpose; or

o if you request a refund of a contribution in excess of amounts allowed to be contributed under federal income tax rules within one month of the date on which you made the contribution.


CONTRACTS ISSUED IN NEW YORK -- FIXED MATURITY OPTIONS (FOR SERIES 300-500)

For contracts issued in New York, the withdrawal charge that applies to withdrawals taken from amounts in the fixed maturity options will never exceed 6% and will be determined by applying the New York Declining Scale ("declining scale"). If you withdraw amounts that have been transferred from one fixed maturity option to another, we use the New York Alternative Scale ("alternative scale") if it produces a higher charge than the declining scale.


--------------------------------------------------------
   Declining scale            Alternative scale
--------------------------------------------------------
  Year of investment    Year of transfer within fixed
  in fixed maturity               maturity
       option*                     option*
--------------------------------------------------------
  Within year 1   6%          Within year 1        5%
--------------------------------------------------------
        2         6%                2              4%
--------------------------------------------------------
        3         5%                3              3%
--------------------------------------------------------
        4         4%                4              2%
--------------------------------------------------------
        5         3%                5              1%
--------------------------------------------------------
        6         2%          After year 5         0%
--------------------------------------------------------
   After year 6   0%   Not to exceed 1% times
                       the number of years
                       remaining in the fixed
                       maturity option, rounded
                       to the higher number of
                       years. In other words, if
                       4.3 years remain, it would
                       be a 5% charge.
--------------------------------------------------------

* Measured from the contract date anniversary prior to the date of the contribution or transfer.

In the following example we compare the withdrawal charge that would apply to a withdrawal from a NQ or traditional IRA contract that has an account value of $10,000; $8,000 from a contribution made three years ago and $2,000 from positive investment performance.

o If you were to withdraw the total amount of the contribution within the first six years after it was made, the withdrawal charge that generally applies would be $480 (6% of $8,000). However, if when you made your contribution you allocated it to a fixed maturity option, the withdrawal charge would be lower. According to the declining scale method described above, the withdrawal charge would be limited to 5% of the $8,000, or $400 in the third year.

o The withdrawal charge may be different if when you made your contribution three years ago, you allocated it to a fixed maturity option and then in the third year, you transfer the amounts that apply to such contribution to a new fixed maturity option. In this example we assume that there is one year remaining in the new fixed maturity option. Because you made a transfer among the fixed maturity options, the alternative scale may now apply. Based on this alternative scale, a contribution that is transferred will be subject to a 5% withdrawal charge if you withdraw that contribution in the same year that you make the transfer. However, the withdrawal charge may not exceed 1% for each year remaining in the new fixed maturity option. Since, in this example, the time remaining in the new fixed maturity option is one year, the withdrawal charge under the alternative scale would be limited to 1%. Because New York regulations permit us to use the greater of the declining scale or the alternative scale, the withdrawal charge would be 5%, or $400, based on the declining scale.

o The withdrawal charge may not exceed the charge that would normally apply under the contract. Use of a New York scale can only result in a lower charge. If your contribution has been in the contract for more than six years and therefore would not have a withdrawal charge associated with it, no withdrawal charge would apply.

o If you take a withdrawal from an investment option other than the fixed maturity options, the amount available for withdrawal without a withdrawal charge is reduced. It will be reduced by the amount of the contribution in the fixed maturity options to which no withdrawal charge applies.

o As of any date on which 50% or more of your account value is held in fixed maturity options, the free withdrawal amount is zero.

For contracts issued in New York, you should consider that on the maturity date of a fixed maturity option if we have not received your instructions for allocation of your maturity value, we will transfer your maturity value to the fixed maturity option scheduled to mature next. If we are not offering other fixed maturity options, we will transfer your maturity value to the EQ/Money Market option.

The potential for lower withdrawal charges for withdrawals from the fixed maturity options and the potential for a lower free withdrawal amount than those that would normally apply, should be taken into account when deciding whether to allocate amounts to, or transfer amounts to or from, the fixed maturity options.


50  Charges and expenses

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION ADMINISTRATIVE FEE

We deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity payout option. This option may not be available at the time you elect to begin receiving annuity payouts or it may have a different charge.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o   Management fees ranging from 0.10% to 1.40%.

o   12b-1 fees of 0.25% for Class IB/B shares.


o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

o   Investment-related expenses, such as brokerage commissions.


These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.



GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the minimum death benefit. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA, QP IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974, or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.


OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it will be unfairly discriminatory.


                                                        Charges and expenses  51

6. Payment of death benefit

--------------------------------------------------------------------------------
YOUR BENEFICIARY AND PAYMENT OF BENEFIT
You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective on the date the written request for the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

DEATH BENEFIT

The death benefit is equal to the greater of (i) your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment or (ii) the "minimum death benefit." The minimum death benefit is equal to your total contributions, adjusted for withdrawals, withdrawal charges, and taxes that apply.


HOW WITHDRAWALS AFFECT THE MINIMUM DEATH BENEFIT

Depending upon contract series, contract date and the state where your contract is issued, each withdrawal you make will reduce the amount of your current minimum death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current minimum death benefit by that same percentage. For example, if your account value is $30,000, and you withdraw $12,000 you have withdrawn 40% of your account value. If your minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new minimum death benefit after the withdrawal would be $24,000 ($40,000-$16,000). Check with your financial professional.


EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.


Generally, the death of the annuitant terminates the contract. However, if you are both the owner and the annuitant and your spouse is the sole primary beneficiary, the contract can be continued as discussed below under "Successor owner and annuitant." Only a spouse who is the sole primary beneficiary can be a successor owner/ annuitant. The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules. A beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" below.


SUCCESSOR OWNER AND ANNUITANT: TRADITIONAL IRA, QP IRA, NQ AND ROTH IRA CONTRACTS (MAY NOT BE AVAILABLE IN ALL STATES FOR SOME SERIES). If you are the owner and annuitant and your spouse is the sole primary beneficiary, your spouse may elect upon your death, to continue the contract as the owner/annuitant and no death benefit is payable until the surviving spouse's death. If your surviving spouse decides to continue the contract, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the successor owner/annuitant feature, we will increase the account value to equal your minimum death benefit, if such death benefit is greater than such account value. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be withdrawn only after all other amounts have been withdrawn. For series 100 and 200 IRA contracts, withdrawal charges will no longer apply and additional contributions may no longer be made. The minimum death benefit will continue to apply.


WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT

Under certain conditions after the original owner's death, the owner changes for purposes of receiving federal tax law required distributions from your contract. When you are not the annuitant under an NQ contract and you die before annuity payments begin, unless you specify otherwise, we will automatically make the beneficiary your successor owner. If you do not want this beneficiary also to be the successor owner, you should name a specific successor owner. You may name a successor at any time by sending satisfactory notice to our processing office.

Unless the surviving spouse of the owner who has died is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

o The cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death.

o The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner's life expectancy). Payments must begin within one year after the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash value five years after your death.

If the surviving spouse is the successor owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living. The account value must be distributed no later than 5 years after the spouse's death.


HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable


52  Payment of death benefit
requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" under "Accessing your money" earlier in this prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.

Single sum payments generally are paid through the AXA Equitable Access Account, an interest bearing account with check writing privileges. The AXA Equitable Access Account is part of AXA Equitable's general account. Beneficiaries have immediate access to the proceeds by writing a check on the account. We pay interest from the date the single sum is deposited into the Access Account until the account is closed.


BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA, QP IRA, ROTH IRA AND ROTH ADVANTAGE CONTRACTS

Upon your death under a traditional IRA, QP IRA, Roth IRA, or Roth Advantage contract, your beneficiary may generally elect to keep the contract in your name and receive distributions under the contract instead of receiving the death benefit in a single sum. The beneficiary continuation option may not be available in all states for some series.

This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater then such account value.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death, and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for required minimum distributions as discussed in "Tax information" later in this prospectus, the beneficiary may choose the "5-year rule" instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA and Roth Advantage contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option:


o The contract continues with your name on it for the benefit of your beneficiary.


o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options, but no additional contributions will be permitted.

o   The minimum death benefit provision will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply. Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of the beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.


BENEFICIARY CONTINUATION OPTION FOR SERIES 400 NQ CONTRACTS ONLY

This feature (also known as inherited annuity), may only be elected when the NQ contract owner dies before the date annuity payments are to begin, whether or not the owner and the annuitant are the same person. If the owner and annuitant are different and the owner dies before the annuitant, for purposes of this discussion, "beneficiary" refers to the successor owner. For a discussion of successor owner, see "When an NQ contract owner dies before the annuitant" earlier in this section.

This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and annuitant are the same person):

o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.


                                                    Payment of death benefit  53

o The contract continues with your name on it for the benefit of your beneficiary.


o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o   The minimum death benefit will no longer be in effect.

o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary chooses scheduled payments, the beneficiary must also choose between two potential withdrawal options at the time of election. "Withdrawal Option 1" permits total surrender only. "Withdrawal Option 2" permits the beneficiary to take withdrawals, in addition to scheduled payments, at any time. See "Taxation of nonqualified annuities" in "Tax information" later in this prospectus.

o   Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

o Upon the death of your beneficiary, the beneficiary that he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If you are both the owner and annuitant:

o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

o   No withdrawal charges will apply to any withdrawals by the beneficiary.

If the owner and annuitant are not the same person:

o If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

o   The account value will not be reset to the death benefit amount.


o The withdrawal charge schedule and free withdrawal amount on the contract will continue to be applied to any withdrawal or surrender other than scheduled payments.

o We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceeds the free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" earlier in this prospectus.


If a contract is jointly owned:

o The surviving owner supersedes any other named beneficiary and may elect the beneficiary continuation option.

o If the deceased joint owner was also the annuitant, see "If you are both the owner and annuitant" above.

o If the deceased joint owner was not the annuitant, see "If the owner and annuitant are not the same person" above.


54  Payment of death benefit

7.  Tax information

--------------------------------------------------------------------------------
OVERVIEW

In this part of the prospectus, we discuss the current federal income tax rules that generally apply to EQUI-VEST(SM) contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, QP IRA, Roth IRA or Roth Advantage. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT


Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as the EQUI-VEST(SM) guaranteed minimum death benefit, selection of variable investment options, provision of a guaranteed interest option and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include enhanced death benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract.



TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.


TAXATION OF NONQUALIFIED ANNUITIES


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.

All nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.


ANNUITY PAYMENTS

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your "investment in the contract." Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total


                                                             Tax information  55
amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.


In order to get annuity payment tax treatment described here, all amounts under the contract must be applied to the annuity payout option; we do not "partially annuitize" nonqualified deferred annuity contracts.


WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN


If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.


CONTRACTS PURCHASED THROUGH EXCHANGES

You may purchase your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract (or life insurance or endowment contract).

o the owner and the annuitant are the same under the source contract and the EQUI-VEST(SM) NQ contract. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the EQUI-VEST(SM) NQ contract.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-free basis. Special forms, agreements between carriers, and provision of cost basis information may be required to process this type of an exchange.

Section 1035 exchanges are generally not available after the death of the owner.


SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.


DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.


BENEFICIARY CONTINUATION OPTION

We have received a private letter ruling from the IRS regarding certain tax consequences of scheduled payments under the beneficiary continuation option for NQ contracts. See the discussion of the beneficiary continuation option for NQ contracts earlier in this prospectus. Among other things, the IRS rules that:

o scheduled payments under the beneficiary continuation option for NQ contracts satisfy the death of owner rules of Section 72(s)(2) of the Code, regardless of whether the beneficiary elects Withdrawal Option 1 or Withdrawal Option 2;

o scheduled payments, any additional withdrawals under Withdrawal Option 2, or contract surrenders under Withdrawal Option 1 will only be taxable to the beneficiary when amounts are actually paid, regardless of the Withdrawal Option selected by the beneficiary;

o a beneficiary who irrevocably elects scheduled payments with Withdrawal Option 1 will receive "excludable amount" tax treatment on scheduled payments. See "Annuity payments" earlier in this section. If the beneficiary elects to surrender the contract before all scheduled payments are paid, the amount received upon surrender is a non-annuity payment taxable to the extent it exceeds any remaining investment in the contract.


The ruling specifically does not address the taxation of any payments received by a beneficiary electing Withdrawal Option 2 (whether scheduled payments or any withdrawal that might be taken).

The tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.


EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2 a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o   on or after your death; or

o   because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic annuity payments for your life (or life expectancy) or the joint lives (or joint life expectancy) of you and a beneficiary, in accordance with IRS formulas.


INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account A. If you were treated as the owner, you would be taxed on income and gains attributable to the shares of the underlying portfolios.


56  Tax information

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account A. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.


Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account A, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account A.



INDIVIDUAL RETIREMENT ARRANGEMENTS ("IRAS")


GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o "traditional IRAs," typically funded on a pre-tax basis, including SEP-IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans; and

o   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as "individual retirement annuities" under Section 408(b) of the Internal Revenue Code. We offer the EQUI-VEST(SM) contract in both traditional IRA and Roth IRA versions.


This prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract.


We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this prospectus. We do not guarantee or project growth in a variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).


We have received an opinion letter from the IRS approving the respective forms of the series 400 EQUI-VEST(SM) traditional and Roth IRA contracts for use as traditional and Roth IRA, respectively. We may no longer rely on the opinion letter for the Roth IRA. We have not submitted to the IRS requests for opinion letters to approve any other forms of series 100 - 500 EQUI-VEST(SM) traditional IRA and Roth IRA for use as a traditional or Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the EQUI-VEST(SM) traditional and Roth IRA contracts.



YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You can cancel any version of the EQUI-VEST(SM) IRA contract (traditional IRA or Roth IRA) by following the directions under "Your right to cancel within a certain number of days" in "Contract features and benefits" earlier in this prospectus. You can cancel an EQUI-VEST(SM) Roth IRA contract issued as a result of a full or partial conversion of an EQUI-VEST(SM) traditional IRA contract by following the instructions in the "EQUI-VEST(SM) Roth IRA Re-Characterization Form." The form is available from our processing office or your financial professional. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.


TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)


CONTRIBUTIONS TO TRADITIONAL IRAS. Generally, individuals may make three different types of contributions to purchase a traditional IRA or as additional contributions to an existing IRA:


o   "regular" contributions out of earned income or compensation; or

o   tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").


REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS


LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs



                                                             Tax information  57

(including Roth IRAs). When your earnings are below $5,000, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the taxable year in which you reach age 70-1/2 or any taxable year after that.

If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch up contributions" of up to $1,000 to your traditional IRA.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation, or compensation under $5,000, married individuals filing jointly can contribute up to $10,000 per year to any combination of traditional IRAs and Roth IRAs. For 2008, the amount is $10,000. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $5,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70-1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70-1/2 at any time during the taxable year for which the contribution is being made.


DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored-tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.


If you are not covered by a retirement plan during any part of the year, you can make fully deductible contributions to your traditional IRAs for the taxable year up to the maximum amount discussed above under "Limits on contributions." That is, your fully deductible contribution can be up to $5,000, or if less, your earned income. The dollar limit is $6,000 for people eligible to make age 50-70-1/2 catch-up contributions.


If you are covered by a retirement plan during any part of the year, and your adjusted gross income (AGI) is below the lower dollar figure in a phase-out range, you can make fully deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls within a phase-out range, you can make partially deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls above the higher figure in the phase-out range, you may not deduct any of your regular contributions to your traditional IRAs.


Cost of living indexing adjustments apply to the income limits on deductible contributions.

If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $50,000 and $60,000 (for 2008, AGI between $53,000 and $63,000, after adjustment).

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $80,000 and $100,000 (for 2008, AGI between $85,000 and $105,000, after adjustment).


Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with AGI of between $150,000 and $160,000 (for 2008, AGI between $159,000 and $169,000, after adjustment).


To determine the deductible amount of the contribution for 2008, for example, you determine AGI and subtract $53,000 if you are single, or $85,000 if you are married and file a joint return with your spouse. The resulting amount is your excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:



 ($10,000-excess AGI)   times    the maximum        equals      the adjusted
 --------------------     x        regular            =          deductible
 divided by $10,000           contribution amount               contribution
                                 for the year                       limit
                               discussed above



ADDITIONAL "SAVER'S CREDIT" FOR CONTRIBUTIONS TO A TRADITIONAL IRA OR ROTH IRA

You may be eligible for a nonrefundable income tax credit for contributions you make to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be age 18 or over before the end of the taxable year for which the contribution is made, you cannot be a full-time student or claimed as a dependent on another's tax return, and your adjusted gross income cannot exceed $50,000 ($53,000 after cost of living adjustments for 2008). The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution, and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return, and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due for the year for



58  Tax information
which you make the contribution including extensions. Saver's-credit-eligible contributions may be made to a 401(k) plan, 403(b) plan, governmental employer 457(b) plan, SIMPLE IRA, or SARSEP IRA, as well as a traditional IRA or Roth IRA.

NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the $5,000 maximum per person limit for the applicable taxable year. The dollar limit is $6,000 for people eligible to make age 50-70-1/2 catch-up contributions. See "Excess contributions" below. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" below.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a tax year.


ROLLOVER AND TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o   qualified plans;

o governmental employer 457(b) plans, also referred to as "governmental employer EDC plans";


o   403(b) plans; and


o   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.


ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS


Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited traditional IRA under certain circumstances.


There are two ways to do rollovers:

o   Do it yourself:
    You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o   Direct rollover:
    You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.


All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distribution is:


o   "a required minimum distribution" after age 70-1/2 or retirement; or

o one of a series of substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o one of a series of substantially equal periodic payments made for a specified period of 10 years or more; or

o   a hardship withdrawal; or

o   a corrective distribution that fits specified technical tax rules; or

o   a loan that is treated as a distribution; or

o   a death benefit payment to a beneficiary who is not your surviving spouse;
    or

o a qualified domestic relations order distribution to a beneficiary who is not your current or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.


ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS


Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable



                                                             Tax information  59
amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this prospectus under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.



ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.


SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS


The surviving spousal beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, an inherited traditional IRA to one or more other traditional IRAs. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited traditional IRA under certain circumstances. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court ordered divorce or separation decree.



EXCESS CONTRIBUTIONS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

o   regular contributions to a traditional IRA made after you reach age 70-1/2;
    or

o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2.

You can avoid the excise tax by withdrawing an excess contribution (rollover or regular) before the due date (including extensions) for filing your federal income tax return for the year. If it is an excess regular traditional IRA contribution, you cannot take a tax deduction for the amount withdrawn. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions, discussed below under "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1) the rollover was from an eligible retirement plan to a traditional IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3) you took no tax deduction for the excess contribution.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.


WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract, and annuity payments from your contract. Death benefits are also taxable.

Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income. We report all payments from traditional IRA contracts on IRS Form 1099-R as fully taxable.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" above; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and transfer contributions to traditional IRAs" above.)


The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer EDC plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan,



60  Tax information

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403(b) plan or governmental employer EDC plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types its accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.

The EQUI-VEST(SM) QP IRA is used as a conduit IRA if amounts are not commingled.


REQUIRED MINIMUM DISTRIBUTIONS


BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, enhanced death benefits. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of receiving annuity payments.


LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.


WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1-April 1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.


HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."


ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our minimum distribution withdrawal option. If you do elect one of these options, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.


Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.


WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you


                                                             Tax information  61

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are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed above under "Individual beneficiary." Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

SUCCESSOR ANNUITANT AND OWNER


If your spouse is the sole primary beneficiary and elects to become the successor annuitant and owner, no death benefit is payable until your surviving spouse's death. The required minimum distribution rules are applied as if your surviving spouse is the contract owner.



PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.


EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o   on or after your death; or

o   because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special federal income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.


62  Tax information

ROTH INDIVIDUAL RETIREMENT ANNUITIES ("ROTH IRAS")

This section of the prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."


The EQUI-VEST(SM) Roth IRA and Roth Advantage contracts are designed to qualify as Roth individual retirement annuities under Sections 408A and 408(b) of the Internal Revenue Code.


CONTRIBUTIONS TO ROTH IRAS

Individuals may make four different types of contributions to a Roth IRA:

o   regular after-tax contributions out of earnings; or


o taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion" rollover contributions); or

o tax-free rollover contributions from other Roth individual retirement arrangements; or


o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").


If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.



REGULAR CONTRIBUTIONS TO ROTH IRAS


LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you can contribute to all IRAs (including Roth IRAs). This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion above under "Special rules for spouses" earlier in this section under traditional IRAs. If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

With a Roth IRA, you can make regular contributions when you reach 70-1/2, as long as you have sufficient earnings. But, you cannot make contributions, regardless of your age, for any year that your modified adjusted gross income exceeds the following amounts (indexed for cost of living adjustment:

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is over $160,000 (for 2007, $169,000 after adjustment); or

o your federal income tax filing status is "single" and your modified adjusted gross income is over $110,000 (for 2008, $116,000 after adjustment).


However, you can make regular Roth IRA contributions in reduced amounts when:


o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is between $150,000 and $160,000 (for 2008, between $159,000 and $169,000 after adjustment); or

o your federal income tax filing status is "single" and your modified adjusted gross income is between $95,000 and $110,000 (for 2008, between $101,000 and $116,000 after adjustment).


If you are married and filing separately and your modified adjusted gross income is between $0 and $10,000, the amount of regular contributions you are permitted to make is phased out. If your modified adjusted gross income is more than $10,000 you cannot make a regular Roth IRA contribution.

WHEN YOU CAN MAKE CONTRIBUTIONS? Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS. Roth IRA contributions are not tax deductible.


ROLLOVERS AND DIRECT TRANSFERS



WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS? The difference between a rollover transaction and a direct transfer transaction is the following: In a rollover transaction you actually take possession of the funds rolled over, or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee, or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

o   another Roth IRA;

o a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

o a "designated Roth contribution account" under a 401(k) plan or a 403(b) plan (direct or 60-day); or



                                                             Tax information  63

o from non-Roth accounts under another eligible retirement plan subject to limits specified below under "Conversion rollover contributions to Roth IRAs."


You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spousal beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.



CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Beginning in 2008 amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code Section 401(a) qualified plan, a 403(b) plan, and a governmental employer Section 457(b) plan. You must meet AGI limits specified below.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. In the case of a traditional IRA conversion rollover for example, we are required to withhold 10% federal income tax from the amount treated as converted unless you properly elect out of such withholding. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA--whether or not it is the traditional IRA you are converting--a pro rata portion of the distribution is tax free. Even if you are under age 59-1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA.

The following rules apply until 2010: You cannot make conversion rollover contributions to a Roth IRA for any taxable year in which your modified adjusted gross income exceeds $100,000. (For this purpose, your modified adjusted gross income is computed without the gross income stemming from the conversion rollover. Modified adjusted gross income for this purpose excludes any lifetime required minimum distribution from a traditional IRA or other eligible retirement plan.) You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have issued Proposed and Temporary Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount reported as includible in certain circumstances.



RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization, and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.


For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA (including the original SEP-IRA or



64  Tax information

SIMPLE IRA). You cannot recharacterize back to the original plan a contribution directly rolled over from an eligible retirement plan which is not a traditional IRA.


The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.


To recharacterize a contribution you must use our forms.



WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.


DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender and termination of your contract, and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

o   Rollovers from a Roth IRA to another Roth IRA;

o   Direct transfers from a Roth IRA to another Roth IRA;

o   Qualified distributions from Roth IRA; and

o   Return of excess contributions or amounts recharacterized to a traditional
    IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o   you are age 59-1/2 or older; or

o   you die; or

o   you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1) Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

    (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

    (b) Nontaxable portion.

(3) Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amounts distributed, distributions and contributions are aggregated or grouped together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.


(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2008 and the conversion contribution is made in 2009, the conversion contribution is treated as contributed prior to the other conversion contributions made in 2009.


Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.


Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.


REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.

                                                             Tax information  65

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH


Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH


Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.



BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.


EXCESS CONTRIBUTIONS


Generally, the same as traditional IRA, except that regular contributions made after age 70-1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, conversion contributions from a traditional IRA if your modified adjusted gross income is in excess of $100,000 in the conversion year).

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.



EARLY DISTRIBUTION PENALTY TAX


Same as traditional IRA.



ILLUSTRATION OF GUARANTEED INTEREST RATES


In the following two tables, we provide information that the IRS requires us to furnish to prospective IRA contract owners. In the tables we illustrate the 1.00% minimum guaranteed interest rate for contributions we assume are allocated entirely to the guaranteed interest option under series 300 and 400. (The rate may be higher in your state.) We assume no withdrawals or transfers were made under the contract. In Table II we assume a single initial contribution of $1,000, and no additional contributions. We also assume no withdrawals or transfers. The guaranteed interest rate, which can range from 1.00% to 3.00% (4.00% for NQ in some states), is in the contract.

The values shown assume the withdrawal charge applies. These values reflect the effect of the annual administrative charge deducted at the end of each contract year in which the account value is less than $20,000.

To find the appropriate value for the end of the contract year at any particular age, you subtract the age (nearest birthday) at issue of the contract from the current age and find the corresponding year in the table. Years that correspond to a current age over 70, should be ignored, unless the contract is a Roth IRA.

You should consider the information shown in the tables in light of your present age. Also, with respect to Table I, you should consider your ability to contribute $1,000 annually. Any change in the amounts contributed annually in Table I, or in the amount of the single contribution in Table II would, of course, change the results shown.


66  Tax information

                Table I guaranteed minimum interest rate of 1.00%
                      (the rate may behigher in your state)
                                     TABLE I
                         ACCOUNT VALUES AND CASH VALUES
  (ASSUMING $1,000 CONTRIBUTIONS MADE ANNUALLY AT THE BEGINNING OF THE CONTRACT
                                      YEAR)

-----------------------------------------------------------------------------------
        1.00% Minimum Guarantee                   1.00% Minimum Guarantee
---------------------------------------- ------------------------------------------
Contract     Account        Cash          Contract    Account         Cash
Year End      Value         Value         Year End     Value          Value
---------------------------------------- ------------------------------------------
  1        $    989.80    $    936.35       26      $ 29,196.26     $ 28,836.26
---------------------------------------- ------------------------------------------
  2        $  1,979.70    $  1,872.79       27      $ 30,498.22     $ 30,138.22
---------------------------------------- ------------------------------------------
  3        $  2,979.49    $  2,818.60       28      $ 31,813.20     $ 31,453.20
---------------------------------------- ------------------------------------------
  4        $  3,989.29    $  3,773.87       29      $ 33,141.33     $ 32,781.33
---------------------------------------- ------------------------------------------
  5        $  5,009.18    $  4,738.69       30      $ 34,482.75     $ 34,122.75
---------------------------------------- ------------------------------------------
  6        $  6,039.27    $  5,713.15       31      $ 35,837.57     $ 35,477.57
---------------------------------------- ------------------------------------------
  7        $  7,079.67    $  6,719.67       32      $ 37,205.95     $ 36,845.95
---------------------------------------- ------------------------------------------
  8        $  8,130.46    $  7,770.46       33      $ 38,588.01     $ 38,228.01
---------------------------------------- ------------------------------------------
  9        $  9,191.77    $  8,831.77       34      $ 39,983.89     $ 39,623.89
---------------------------------------- ------------------------------------------
 10        $ 10,263.69    $  9,903.69       35      $ 41,393.73     $ 41,033.73
---------------------------------------- ------------------------------------------
 11        $ 11,346.32    $ 10,986.32       36      $ 42,817.67     $ 42,457.67
---------------------------------------- ------------------------------------------
 12        $ 12,439.79    $ 12,079.79       37      $ 44,255.84     $ 43,895.84
---------------------------------------- ------------------------------------------
 13        $ 13,544.18    $ 13,184.18       38      $ 45,708.40     $ 45,348.40
---------------------------------------- ------------------------------------------
 14        $ 14,659.63    $ 14,299.63       39      $ 47,175.49     $ 46,815.49
---------------------------------------- ------------------------------------------
 15        $ 15,786.22    $ 15,426.22       40      $ 48,657.24     $ 48,297.24
---------------------------------------- ------------------------------------------
 16        $ 16,924.08    $ 16,564.08       41      $ 50,153.81     $ 49,793.81
---------------------------------------- ------------------------------------------
 17        $ 18,073.33    $ 17,713.33       42      $ 51,665.35     $ 51,305.35
---------------------------------------- ------------------------------------------
 18        $ 19,234.06    $ 18,874.06       43      $ 53,192.00     $ 52,832.00
---------------------------------------- ------------------------------------------
 19        $ 20,436.40    $ 20,076.40       44      $ 54,733.92     $ 54,373.92
---------------------------------------- ------------------------------------------
 20        $ 21,650.76    $ 21,290.76       45      $ 56,291.26     $ 55,931.26
---------------------------------------- ------------------------------------------
 21        $ 22,877.27    $ 22,517.27       46      $ 57,864.18     $ 57,504.18
---------------------------------------- ------------------------------------------
 22        $ 24,116.04    $ 23,756.04       47      $ 59,452.82     $ 59,092.82
---------------------------------------- ------------------------------------------
 23        $ 25,367.20    $ 25,007.20       48      $ 61,057.35     $ 60,697.35
---------------------------------------- ------------------------------------------
 24        $ 26,630.88    $ 26,270.88       49      $ 62,677.92     $ 62,317.92
---------------------------------------- ------------------------------------------
 25        $ 27,907.18    $ 27,547.18       50      $ 64,314.70     $ 63,954.70
-----------------------------------------------------------------------------------

               Table II guaranteed minimum interest rate of 1.00%
                     (the rate may be higher in your state)
                                    TABLE II
                         ACCOUNT VALUES AND CASH VALUES
     (ASSUMING A SINGLE CONTRIBUTION OF $1,000 AND NO FURTHER CONTRIBUTION)

---------------------------------------------------------------------------
      1.00% Minimum Guarantee              1.00% Minimum Guarantee
-------------------------------------- ------------------------------------
 Contract     Account       Cash        Contract    Account       Cash
 Year End      Value        Value       Year End     Value        Value
-------------------------------------- ------------------------------------
   1         $ 989.80     $ 936.35        26      $ 434.76     $ 434.76
-------------------------------------- ------------------------------------
   2         $ 979.70     $ 926.80        27      $ 409.11     $ 409.11
-------------------------------------- ------------------------------------
   3         $ 959.50     $ 907.69        28      $ 383.20     $ 383.20
-------------------------------------- ------------------------------------
   4         $ 939.10     $ 888.38        29      $ 357.03     $ 357.03
-------------------------------------- ------------------------------------
   5         $ 918.49     $ 868.89        30      $ 330.60     $ 330.60
-------------------------------------- ------------------------------------
   6         $ 897.67     $ 849.20        31      $ 303.91     $ 303.91
-------------------------------------- ------------------------------------
   7         $ 876.65     $ 876.65        32      $ 276.95     $ 276.95
-------------------------------------- ------------------------------------
   8         $ 855.42     $ 855.42        33      $ 249.72     $ 249.72
-------------------------------------- ------------------------------------
   9         $ 833.97     $ 833.97        34      $ 222.21     $ 222.21
-------------------------------------- ------------------------------------
  10         $ 812.31     $ 812.31        35      $ 194.44     $ 194.44
-------------------------------------- ------------------------------------
  11         $ 790.43     $ 790.43        36      $ 166.38     $ 166.38
-------------------------------------- ------------------------------------
  12         $ 768.34     $ 768.34        37      $ 138.04     $ 138.04
-------------------------------------- ------------------------------------
  13         $ 746.02     $ 746.02        38      $ 109.42     $ 109.42
-------------------------------------- ------------------------------------
  14         $ 723.48     $ 723.48        39      $  80.52     $  80.52
-------------------------------------- ------------------------------------
  15         $ 700.71     $ 700.71        40      $  51.32     $  51.32
-------------------------------------- ------------------------------------
  16         $ 677.72     $ 677.72        41      $  21.84     $  21.84
-------------------------------------- ------------------------------------
  17         $ 654.50     $ 654.50        42      $   0.00     $   0.00
-------------------------------------- ------------------------------------
  18         $ 631.04     $ 631.04        43      $   0.00     $   0.00
-------------------------------------- ------------------------------------
  19         $ 607.35     $ 607.35        44      $   0.00     $   0.00
-------------------------------------- ------------------------------------
  20         $ 583.43     $ 583.43        45      $   0.00     $   0.00
-------------------------------------- ------------------------------------
  21         $ 559.26     $ 559.26        46      $   0.00     $   0.00
-------------------------------------- ------------------------------------
  22         $ 534.85     $ 534.85        47      $   0.00     $   0.00
-------------------------------------- ------------------------------------
  23         $ 510.20     $ 510.20        48      $   0.00     $   0.00
-------------------------------------- ------------------------------------
  24         $ 485.31     $ 485.31        49      $   0.00     $   0.00
-------------------------------------- ------------------------------------
  25         $ 460.16     $ 460.16        50      $   0.00     $   0.00
-------------------------------------- ------------------------------------

                                                              Tax information 67

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.


FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $18,720 in periodic annuity payments in 2008 your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.



FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender, termination, or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.


IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.


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8. More information

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ABOUT OUR SEPARATE ACCOUNT A


Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account A. However, the obligations themselves are obligations of AXA Equitable.


Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.


Each subaccount (variable investment option) within Separate Account A invests solely in Class IA/A or Class IB/B shares issued by the corresponding portfolio of its Trust.


We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2) to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5) to deregister Separate Account A under the Investment Company Act of 1940;

(6) to restrict or eliminate any voting rights as to Separate Account A;

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies; and

(8) to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.


ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.


The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trust's shares are reinvested in full. The Board of Trustees or Board of Directors, as applicable, of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan relating to its Class IB/B shares and other aspects of its operations, appear in the prospectuses for each Trust, which generally accompany this prospectus or in their respective SAIs, which are available upon request.



ABOUT OUR FIXED MATURITY OPTIONS

RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.
The rates to maturity are determined weekly. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current rates to maturity can be obtained through TOPS or EQAccess or from your financial professional.


The rates to maturity for new allocations as of February 15, 2008 and the related price per $100 of maturity value were as shown below:



-----------------------------------------------------------
  Fixed Maturity
   Options with
     June 15th            Rate to              Price
 Maturity Date of     Maturity as of        Per $100 of
   Maturity Year     February 15, 2008    Maturity Value
-----------------------------------------------------------
       2008              3.00%**             $ 99.02
       2009              3.00%**             $ 96.14
       2010              3.00%**             $ 93.34
       2011              3.00%**             $ 90.62
       2012              3.00%**             $ 87.98
       2013              3.20%               $ 84.53
       2014              3.65%               $ 79.69
       2015*             4.05%               $ 74.74
-----------------------------------------------------------


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-----------------------------------------------------------
  Fixed Maturity
   Options with
     June 15th            Rate to              Price
 Maturity Date of     Maturity as of        Per $100 of
   Maturity Year     February 15, 2008    Maturity Value
-----------------------------------------------------------
       2016*             4.25%               $ 70.68
       2017*             4.45%               $ 66.60
-----------------------------------------------------------



*   Not available in Oregon
** Since these rates to maturity are 3%, no amounts could have been allocated to these options.



HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

    (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

    (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

    (c) We determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

    (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2) We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

--------------------------------------------------------------------------------
Your market adjusted amount is the present value of the maturity value discounted at the rate to maturity in effect for new contributions to that same fixed maturity option on the date of the calculation.
--------------------------------------------------------------------------------

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix III at the end of this prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.50% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.


INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.


ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest option and the fixed maturity options, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The market value adjustment interests under the contracts which are held in a separate account are issued by AXA


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Equitable and are registered under the Securities Act of 1933. The contract is a "covered security" under federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ABOUT OTHER METHODS OF PAYMENT


AUTOMATIC INVESTMENT PROGRAM -- FOR NQ, TRADITIONAL IRA, ROTH IRA AND ROTH ADVANTAGE CONTRACTS

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a bank checking or savings account, money market checking or savings account, or credit union checking or savings account and contributed as an additional contribution into an NQ, traditional IRA, Roth IRA and Roth Advantage contracts on a monthly basis. For all forms of IRAs, your contributions are subject to the limits and conditions on contributions described in "Tax information" earlier in this prospectus.

AIP additional contributions may be allocated to any of the variable investment options and the guaranteed interest option, but not the fixed maturity options. Our minimum contribution amount requirement is $20. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

PAYROLL DEDUCTION PROGRAM. You can authorize your employer to remit your NQ, traditional or Roth IRA contributions to us if your employer has a payroll deduction program. Those contributions are still your contributions, not your employer's.

WIRE TRANSFERS. You may also send your contributions by wire transfer from your bank.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.



BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

         - on a non-business day:
         - after 4:00 p.m. Eastern Time on a business day; or
         - after an early close of regular trading on the NYSE on a business day.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.



CONTRIBUTIONS, TRANSFERS, WITHDRAWALS AND SURRENDERS

o Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

o Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

o If a fixed maturity option is scheduled to mature on June 15th and June 15th is a non-business day, that fixed maturity option will mature on the prior business day.

o Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

o Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

o Transfers to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o Transfers out of a fixed maturity option will be at the market adjusted amount on that business day.

o For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

o For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

o Quarterly rebalancing will be processed on a calendar year basis. Semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.

o Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.


ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:


o   the election of trustees;


o   the formal approval of independent auditors selected for each Trust; or


                                                            More information  71

o any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.


SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.


FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The SAI is available free of charge. You may request one by writing our processing office or calling 1 (800) 628-6673.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this prospectus.

You cannot assign or transfer ownership of a traditional IRA, QP IRA or Roth IRA contract except by surrender to us.

You cannot assign your contract as collateral or security for a loan. Loans are also not available under your contract. For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this prospectus. You may direct the transfer of the values under your traditional IRA and Roth IRA contract to another similar arrangement.


DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account A. The offering of the contracts is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.


The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold.

Compensation paid to AXA Advisors is based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation") and will generally not exceed 8.5% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable on the sale of a contract to the AXA Advisors financial professional and/or Selling broker-dealer making the sale. In some instances, a financial professional or Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.60% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to


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receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

Contribution-based compensation paid by AXA Equitable to AXA Distributors on sales of AXA Equitable contracts by its Selling broker-dealers will generally not exceed 6.5% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of a contract in combination with annual asset-based compensation of up to 0.60% of contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.


The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or EQUI-VEST(SM) on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of FINRA, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.


In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.


Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any contribution-based and asset-based compensation paid by AXA Equitable to the Distributors will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.



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9. Incorporation of certain documents by reference

--------------------------------------------------------------------------------


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2007 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference. AXA Equitable intends to send owners account statements and other such legally-required reports. AXA Equitable does not anticipate such reports will include periodic financial statements or information concerning AXA Equitable.


AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the Market Value Adjustment (the "Registration Statement"). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement. Please see the Registration Statement for additional information concerning the Market Value Adjustment.


The Annual Report includes the audited consolidated financial statements of AXA Equitable at December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007 (the "AXA Equitable Financial Statements"). The AXA Equitable Financial Statements are included in the Annual Report and incorporated by reference into this prospectus in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm. The AXA Equitable Financial Statements are also included in the Annual Report and incorporated by reference into this prospectus in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on (i) the Consolidated Statements of Income, Changes in Partners' Capital and Comprehensive Income, and Cash Flows of AllianceBernstein L.P. and (ii) the Statements of Income, Changes in Partners' Capital and Comprehensive Income, and Cash Flows of AllianceBernstein Holding L.P. (together "AllianceBernstein", formerly "Alliance") for the year ended December 31, 2005. The reports are given on the authority of said firms as experts in auditing and accounting.

KPMG LLP was AllianceBernstein's independent registered public accounting firm for the year ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as AllianceBernstein's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.


Any statement contained in a document that is or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation, will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file our Exchange Act documents and reports, including our annual report on Form 10-K and quarterly reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234).


74  Incorporation of certain documents by reference

Appendix I: Original Contracts

--------------------------------------------------------------------------------
Original Contracts are EQUI-VEST(SM)contracts under which the contract owner has not elected to add any additional variable investment options when they first became available.


SELECTING YOUR INVESTMENT METHOD. If you own an original contract, only the guaranteed interest option and the EQ/Money Market, AXA Moderate Allocation, EQ/AllianceBernstein Common Stock and Multimanager Aggressive Equity options are available. In most cases, you may request that we add additional variable investment options to your original contract. We reserve the right to deny your request.

TRANSFERRING YOUR ACCOUNT VALUE. If you own an original contract, including original contract owners who elect to amend their contract by selecting maximum transfer flexibility, the EQ/Money Market option is always available. However, we will not permit transfers into the EQ/Money Market option from any other investment option. There will not be any other transfer limitations under your original contract.



                                              Appendix I: Original Contracts I-1

Appendix II: Condensed financial information

--------------------------------------------------------------------------------

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.



SERIES 100 AND 200 CONTRACTS

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED
FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT
OPTION).

------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                1998        1999           2000        2001        2002
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 45.07    $  52.39       $  51.10    $  49.61    $  42.91
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          24,361      22,434         20,413      19,822      23,382
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $323.75    $ 399.74       $ 339.28    $ 299.82    $ 197.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          17,231      16,705         15,685      14,197      11,899
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $126.48    $ 124.96       $ 134.60    $ 143.62    $ 154.25
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             314         360            309         587         915
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $117.72    $ 160.04       $ 121.54    $  92.48    $  82.20
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             971         926          1,028         945       5,013
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --    $ 116.36       $  93.70    $  70.28    $  47.74
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --         887          2,596       2,788       2,376
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $130.07    $ 125.76       $ 138.33    $ 147.79    $ 157.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             557         622            566         899         950
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $118.57    $ 149.64       $ 168.29    $ 144.40    $  99.61
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           1,101         976          1,895       1,988       1,955
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit Value                                                       --          --             --    $  94.39    $  80.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --       1,544       1,981
------------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $127.97    $ 149.82       $ 165.28    $ 172.07    $ 141.48
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             444         617            634       1,044       1,282
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --             --          --    $  75.52
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --          --         928
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                  2003       2004          2005        2006         2007
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 109.15     $ 120.39     $ 128.35    $ 149.30     $ 156.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                8           50          122         364          741
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 102.15     $ 106.86     $ 108.01    $ 113.35     $ 118.31
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                6           36           59          91          231
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 104.14     $ 110.71     $ 112.78    $ 121.01     $ 125.94
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                5           44          112         222          406
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  50.77     $  55.12     $  57.47    $  63.00     $  66.55
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           21,629       20,412       19,656      18,359       17,845
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 107.96     $ 118.97     $ 125.20    $ 141.45     $ 148.46
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               18          185          491       1,337        2,455
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 292.96     $ 330.99     $ 341.80    $ 374.77     $ 384.25
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           11,092       10,291        9,393       8,175        6,992
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 155.83     $ 157.11     $ 157.33    $ 160.48     $ 169.61
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              788          674          613         532          504
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 109.83     $ 128.38     $ 146.39    $ 178.84     $ 197.62
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            4,603        4,372        4,333       4,232        4,096
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  58.02     $  62.04     $  70.34    $  69.04     $  77.63
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            2,212        1,966        1,822       1,671        1,480
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 161.18     $ 165.40     $ 166.86    $ 171.37     $ 177.18
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              827          737          726         670          670
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 138.85     $ 156.54     $ 172.65    $ 186.13     $ 214.81
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            1,959        1,885        1,791       1,655        1,500
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit Value                                                  $ 102.15     $ 114.33     $ 118.93    $ 142.44     $ 134.27
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            2,115        2,287        2,451       2,714        9,158
------------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --     $ 103.63    $ 113.65     $ 110.80
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --           --            4          12           14
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  99.46     $ 101.69     $ 107.86    $ 107.96     $ 110.01
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                3           12           54          57           50
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 183.13     $ 199.77     $ 202.92    $ 242.07     $ 241.63
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            1,316        1,355        1,330       1,272        1,248
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  95.40     $ 114.50     $ 125.21    $ 155.26     $ 168.78
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              946        1,010        1,260       1,505        1,600
------------------------------------------------------------------------------------------------------------------------------------


II-1 Appendix II: Condensed financial information

SERIES 100 AND 200 CONTRACTS (CONTINUED)

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED
FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).

------------------------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                 1998         1999          2000        2001       2002
----------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --   $ 107.58       $ 103.06    $  86.73    $  62.93
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --          4             15          33          57
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --    $  53.85
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          19
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --   $ 106.78       $ 111.59    $ 107.86    $  80.17
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --          8             44          95       1,211
------------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 271.24   $ 322.15       $ 287.40    $ 249.66    $ 191.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            3,805      4,579          4,346       4,083       3,648
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --   $ 106.57       $  92.84    $  76.01    $  56.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --          5             18          33          55
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --       $  99.98    $  85.41    $  68.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             86         420         738
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000|SFs)                             --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000|SFs)                             --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000|SFs)                             --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --    $  67.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          61
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --    $ 107.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --         207
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 128.20   $ 124.26       $ 131.45    $ 120.85    $  96.50
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              581        648            521         532         484
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                 2003       2004           2005        2006        2007
------------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --   $ 106.97       $ 112.04    $ 128.19    $ 131.14
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         33            232         292         333
------------------------------------------------------------------------------------------------------------------------------------
Q/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  79.44   $  81.19       $  87.10    $  90.43    $ 100.04
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               89        118            143         167         196
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  65.86   $  68.57       $  71.11    $  75.35    $  78.41
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               39         47             67         101         163
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 104.00   $ 113.80       $ 119.08    $ 131.65    $ 132.02
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            1,179      1,112          1,015         923       1,410
------------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --       $ 103.98    $ 110.75    $ 112.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             29          87         152
------------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --    $  96.94
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          37
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 242.29   $ 264.16       $ 272.79    $ 310.53    $ 322.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            3,539      3,393          3,219       2,920       2,757
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --       $  97.50    $  99.48    $ 107.28
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --              4          46         131
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  77.69   $  82.05       $  84.15    $  87.90    $  96.54
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              125        206            204         185         218
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  97.34   $ 111.43       $ 116.94    $ 128.68    $ 137.14
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            1,109      1,384          1,577       1,735       1,869
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --    $ 104.29    $ 105.01
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000|SFs)                             --         --             --          90         570
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --    $ 108.22    $  97.55
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000|SFs)                             --         --             --           8          50
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --    $  95.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000|SFs)                             --         --             --          --         176
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --       $ 105.04    $ 116.29    $ 118.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             15          39          65
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --   $ 113.23       $ 116.54    $ 136.64    $ 147.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         37            251         362         647
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  88.51   $  99.21       $ 114.65    $ 134.89    $ 153.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              175        316            437         534         576
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --       $ 115.00    $ 142.55    $ 163.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             13          67         165
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 109.16   $ 112.11       $ 113.06    $ 116.08    $ 118.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              316        405            574         643         748
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 120.74   $ 132.08       $ 135.43    $ 160.85    $ 156.76
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              448        414            382         362         351
-----------------------------------------------------------------------------------------------------------------------------------


                               Appendix II: Condensed financial information II-2

SERIES 100 AND 200 CONTRACTS (CONTINUED)

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED
FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).
------------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                 1998       1999           2000        2001       2002
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --   $ 104.48       $ 102.37    $  84.85    $ 66.13
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         18             68          87        118
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 161.04   $ 275.93       $ 220.97    $ 143.76    $ 93.15
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            1,090      2,427          3,720       3,422      2,890
------------------------------------------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --    $ 105.89    $ 92.40
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --        337
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 104.82   $ 105.28       $ 109.21    $ 112.05    $ 94.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              859        721            628       1,238      1,835
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  30.55   $  31.63       $  33.15    $  33.96    $ 34.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            1,261      1,516          1,458       1,796      1,816
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --    $ 81.53
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --         72
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --         --
-----------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                 2003        2004           2005       2006        2007
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  79.62   $  87.51       $  92.55    $ 103.13    $ 105.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              161        140            132         116         107
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 118.84   $ 132.05       $ 142.04    $ 151.04    $ 172.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            2,681      2,410          2,130       1,844       1,655
------------------------------------------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --       $ 106.40    $ 112.16    $ 104.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             13         108         128
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --       $  99.99    $ 100.45    $ 106.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             71         113         147
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --       $ 105.99    $ 122.57    $ 125.12
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             11          75         105
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --       $ 105.62    $ 117.43    $ 128.22
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             13          25          38
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --       $ 111.49    $ 123.66    $ 122.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             67          94         162
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 119.55   $ 130.34       $ 142.37    $ 153.56    $ 172.77
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              779        948          1,217       1,548       1,770
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 123.98   $ 144.14       $ 158.32    $ 175.70    $ 170.56
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            1,967      2,096          2,279       2,273       2,189
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  33.81   $  33.69       $  34.19    $  35.33    $  36.61
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            1,322      1,193          1,383       2,018       2,683
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --   $ 104.66       $ 108.84    $ 115.92    $ 138.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --          1             17          23          87
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --    $ 107.10    $ 107.40
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          32         228
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --    $ 110.94    $ 115.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          14          82
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --    $  95.19
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          11
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --    $ 110.99    $ 107.56
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --           9          51
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --       $  99.35    $  98.40    $ 108.22
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             82         167         270
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --       $  99.80    $ 102.36    $ 106.35
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             13          47          70
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 117.33   $ 136.22       $ 140.12    $ 162.73    $ 157.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              260        446            537         672         766
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --   $ 111.22       $ 114.11    $ 108.07    $ 114.32
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --          6             36          43         530
------------------------------------------------------------------------------------------------------------------------------------


II-3 Appendix II: Condensed financial information

SERIES 100 AND 200 CONTRACTS (CONTINUED)

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED
FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).
------------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                1998        1999           2000        2001        2002
EQ/Templeton Growth
  Unit value                                                       --          --             --          --          --
  Number of units outstanding (000's)                              --          --             --          --          --
EQ/UBS Growth and Income
  Unit value                                                       --          --             --          --          --
  Number of units outstanding (000's)                              --          --             --          --          --
EQ/Van Kampen Comstock
  Unit value                                                       --          --             --          --          --
  Number of units outstanding (000's)                              --          --             --          --          --
EQ/Van Kampen Emerging Markets Equity
  Unit value                                                  $ 57.18    $ 110.43       $  65.32    $  61.12    $  56.74
  Number of units outstanding (000's)                             217         590            926         850         895
EQ/Van Kampen Mid Cap Growth
  Unit value                                                       --          --             --          --          --
  Number of units outstanding (000's)                              --          --             --          --          --
EQ/Van Kampen Real Estate
  Unit value                                                       --          --             --          --          --
  Number of units outstanding (000's)                              --          --             --          --          --
Multimanager Aggressive Equity
  Unit value                                                  $ 89.92    $ 105.59       $  90.70    $  67.13    $  47.48
  Number of units outstanding (000's)                          25,634      20,946         18,138      16,058      13,832
Multimanager Core Bond
  Unit value                                                       --          --             --          --    $ 106.73
  Number of units outstanding (000's)                              --          --             --          --         264
Multimanager Health Care
  Unit value                                                       --          --             --          --    $  78.98
  Number of units outstanding (000's)                              --          --             --          --         101
Multimanager High Yield
  Unit value                                                  $150.42    $ 143.43       $ 129.28    $ 128.74    $ 123.58
  Number of units outstanding (000's)                           1,164         998            800         770         696
Multimanager International Equity
  Unit value                                                       --          --             --          --    $  78.07
  Number of units outstanding (000's)                              --          --             --          --          82
Multimanager Large Cap Core Equity
  Unit value                                                       --          --             --          --    $  76.43
  Number of units outstanding (000's)                              --          --             --          --          91
Multimanager Large Cap Growth
  Unit value                                                       --          --             --          --    $  67.87
  Number of units outstanding (000's)                              --          --             --          --         138
Multimanager Large Cap Value
  Unit value                                                       --          --             --          --    $  79.08
  Number of units outstanding (000's)                              --          --             --          --         127
Multimanager Mid Cap Growth
  Unit value                                                       --          --             --          --    $  62.00
  Number of units outstanding (000's)                              --          --             --          --         211
Multimanager Mid Cap Value
  Unit value                                                       --          --             --          --    $  73.70
  Number of units outstanding (000's)                              --          --             --          --         214
Multimanager Small Cap Growth
  Unit value                                                       --          --             --          --          --
  Number of units outstanding (000's)                              --          --             --          --          --
Multimanager Small Cap Value
  Unit value                                                       --          --             --          --    $ 112.38
  Number of units outstanding (000's)                              --          --             --          --         239
Multimanager Technology
  Unit value                                                       --          --             --          --    $  56.63
  Number of units outstanding (000's)                              --          --             --          --          53
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                 2003       2004           2005        2006        2007
 EQ/Templeton Growth
  Unit value                                                        --         --             --    $ 107.58    $ 108.35
  Number of units outstanding (000's)                               --         --             --          30         188
 EQ/UBS Growth and Income
  Unit value                                                        --   $ 109.24       $ 117.48    $ 132.31    $ 132.06
  Number of units outstanding (000's)                               --          1             41          94         127
 EQ/Van Kampen Comstock
  Unit value                                                        --         --       $ 104.29    $ 119.26    $ 114.71
  Number of units outstanding (000's)                               --         --             47         110         144
 EQ/Van Kampen Emerging Markets Equity
  Unit value                                                  $  87.28   $ 106.51       $ 139.53    $ 188.68    $ 264.35
  Number of units outstanding (000's)                              949      1,084          1,420       1,693       1,843
 EQ/Van Kampen Mid Cap Growth
  Unit value                                                        --         --       $ 123.74    $ 133.39    $ 161.09
  Number of units outstanding (000's)                               --         --             32          93         226
 EQ/Van Kampen Real Estate
  Unit value                                                        --         --             --          --    $  82.87
  Number of units outstanding (000's)                               --         --             --          --       1,184
 Multimanager Aggressive Equity
  Unit value                                                  $  64.75   $  72.04       $  77.39    $  80.76    $  89.29
  Number of units outstanding (000's)                           12,726     11,587         10,645       9,157       7,790
 Multimanager Core Bond
  Unit value                                                  $ 109.24   $ 111.97       $ 112.40    $ 115.08    $ 120.64
  Number of units outstanding (000's)                              311        348            375         370         371
 Multimanager Health Care
  Unit value                                                  $  99.85   $ 110.46       $ 116.57    $ 120.91    $ 129.98
  Number of units outstanding (000's)                              182        238            274         291         297
 Multimanager High Yield
  Unit value                                                  $ 149.82   $ 161.02       $ 164.14    $ 178.48    $ 182.06
  Number of units outstanding (000's)                              769        761            768         737         723
 Multimanager International Equity
  Unit value                                                  $ 103.47   $ 120.36       $ 137.09    $ 169.50    $ 188.01
  Number of units outstanding (000's)                              150        268            321         430         461
 Multimanager Large Cap Core Equity
  Unit value                                                  $  96.62   $ 104.55       $ 110.09    $ 123.37    $ 127.80
  Number of units outstanding (000's)                              122        129            128         120         130
 Multimanager Large Cap Growth
  Unit value                                                  $  87.47   $  92.04       $  97.62    $  96.42    $ 105.82
  Number of units outstanding (000's)                              219        256            267         257         266
 Multimanager Large Cap Value
  Unit value                                                  $ 102.28   $ 115.47       $ 122.01    $ 143.64    $ 146.86
  Number of units outstanding (000's)                              163        203            263         308         335
 Multimanager Mid Cap Growth
  Unit value                                                  $  85.78   $  94.55       $ 101.11    $ 109.36    $ 120.73
  Number of units outstanding (000's)                              417        530            556         547         536
 Multimanager Mid Cap Value
  Unit value                                                  $ 102.24   $ 116.19       $ 123.06    $ 139.29    $ 137.54
  Number of units outstanding (000's)                              334        425            390         391         368
 Multimanager Small Cap Growth
  Unit value                                                        --   $ 114.58       $ 121.52    $ 132.13    $ 135.15
  Number of units outstanding (000's)                               --          3             80         216         308
 Multimanager Small Cap Value
  Unit value                                                  $ 152.31   $ 175.98       $ 181.76    $ 208.22    $ 185.20
  Number of units outstanding (000's)                              434        617            739         794         725
 Multimanager Technology
  Unit value                                                  $  88.08   $  91.24       $ 100.16    $ 106.03    $ 123.67
  Number of units outstanding (000's)                              211        989            901         838         823
------------------------------------------------------------------------------------------------------------------------------------


                               Appendix II: Condensed financial information II-4

SERIES 100 AND 200 CONTRACTS (CONTINUED)

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED
FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).
------------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                1998      1999    2000    2001    2002
------------------------------------------------------------------------------------------------------------------------------------
Target 2015 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --        --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --        --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
Target 2025 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --        --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --        --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
Target 2035 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --        --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --        --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
Target 2045 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --        --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --        --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                2003    2004    2005       2006         2007
------------------------------------------------------------------------------------------------------------------------------------
Target 2015 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --      --      --      $ 108.32     $ 114.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --      --      --            11           60
------------------------------------------------------------------------------------------------------------------------------------
Target 2025 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --      --      --      $ 109.27     $ 115.74
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --      --      --             7           61
------------------------------------------------------------------------------------------------------------------------------------
Target 2035 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --      --      --      $ 110.16     $ 116.71
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --      --      --             4           29
------------------------------------------------------------------------------------------------------------------------------------
Target 2045 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --      --      --      $ 110.95     $ 118.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --      --      --             3           23
------------------------------------------------------------------------------------------------------------------------------------



II-5 Appendix II: Condensed financial information

SERIES 300 AND 400 CONTRACTS

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED
FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).
------------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                 1998       1999           2000        2001        2002
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 157.63   $ 183.18       $ 178.32    $ 172.66    $ 149.01
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              752        854            846       1,334       2,689
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 252.88   $ 312.31       $ 264.88    $ 233.80    $ 154.15
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            5,808      6,502          6,233       5,579       4,418
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 126.48   $ 124.96       $ 134.60    $ 143.62    $ 154.25
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              314        360            309         587         915
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 117.72   $ 160.04       $ 121.54    $  92.48    $  82.20
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              971        926          1,028         945       5,013
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --   $ 116.36       $  93.70    $  70.28    $  47.74
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --        887          2,596       2,788       2,376
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 130.07   $ 125.76       $ 138.33    $ 147.79    $ 157.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              557        622            566         899         950
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 118.57   $ 149.64       $ 168.29    $ 144.40    $  99.61
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            1,101        976          1,895       1,988       1,955
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --    $  94.39    $  80.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --       1,544       1,981
------------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 127.67   $ 149.82       $ 165.28    $ 172.07    $ 141.48
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              444        617            634       1,044       1,282
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --    $  75.52
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --         928
------------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --   $ 107.58       $ 103.06    $  86.73    $  62.93
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --          4             15          33          57
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --    $  53.85
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          19
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                 2003       2004           2005        2006        2007
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
  Unit value                                                  $ 109.15   $ 120.39       $ 128.35    $ 149.30    $ 156.38
  Number of units outstanding (000's)                                8         50            122         364         741
AXA Conservative Allocation
  Unit value                                                  $ 102.15   $ 106.86       $ 108.01    $ 113.35    $ 118.31
  Number of units outstanding (000's)                                6         36             59          91         231
AXA Conservative-Plus Allocation
  Unit value                                                  $ 104.14   $ 110.71       $ 112.78    $ 121.01    $ 125.94
  Number of units outstanding (000's)                                5         44            112         222         406
AXA Moderate Allocation
  Unit value                                                  $ 175.55   $ 188.77       $ 195.64    $ 213.45    $ 224.33
  Number of units outstanding (000's)                            2,378      2,153          1,902       1,696       1,605
AXA Moderate-Plus Allocation
  Unit value                                                  $ 107.96   $ 118.97       $ 125.20    $ 141.45    $ 148.46
  Number of units outstanding (000's)                               18        185            491       1,337       2,455
EQ/AllianceBernstein Common Stock
  Unit value                                                  $ 227.99   $ 257.31       $ 265.43    $ 290.56    $ 297.34
  Number of units outstanding (000's)                            4,024      3,627          3,126       2,645       2,259
EQ/AllianceBernstein Intermediate Government Securities
  Unit value                                                  $ 155.83   $ 157.11       $ 157.33    $ 160.48    $ 169.61
  Number of units outstanding (000's)                              818        674            613         532         504
EQ/AllianceBernstein International
  Unit value                                                  $ 109.83   $ 128.38       $ 146.39    $ 178.84    $ 197.62
  Number of units outstanding (000's)                            4,796      4,372          4,333       4,232       4,096
EQ/AllianceBernstein Large Cap Growth
  Unit value                                                  $  58.02   $  62.04       $  70.34    $  69.04    $  77.63
  Number of units outstanding (000's)                            2,254      1,966          1,822       1,671       1,480
EQ/AllianceBernstein Quality Bond
  Unit value                                                  $ 161.18   $ 165.40       $ 166.86    $ 171.37    $ 177.18
  Number of units outstanding (000's)                              851        737            726         670         670
EQ/AllianceBernstein Small Cap Growth
  Unit value                                                  $ 138.85   $ 156.54       $ 172.65    $ 186.13    $ 214.81
  Number of units outstanding (000's)                            2,016      1,885          1,791       1,655       1,500
EQ/AllianceBernstein Value
  Unit value                                                  $ 102.15   $ 114.33       $ 118.93    $ 142.44    $ 134.27
  Number of units outstanding (000's)                            2,153      2,287          2,451       2,714       9,158
EQ/Ariel Appreciation II
  Unit value                                                        --         --       $ 103.63    $ 113.65    $ 110.80
  Number of units outstanding (000's)                               --         --              4          12          14
EQ/AXA Rosenberg Value Long/Short Equity
  Unit value                                                  $  99.46   $ 101.69       $ 107.86    $ 107.96    $ 110.01
  Number of units outstanding (000's)                                3         12             54          57          50
EQ/BlackRock Basic Value Equity
  Unit value                                                  $ 183.13   $ 199.77       $ 202.92    $ 242.07    $ 241.63
  Number of units outstanding (000's)                            1,337      1,355          1,330       1,272       1,248
EQ/BlackRock International Value
  Unit value                                                  $  95.40   $ 114.50       $ 125.21    $ 155.26    $ 168.78
  Number of units outstanding (000's)                              970      1,010          1,260       1,505       1,600
EQ/Boston Advisors Equity Income
  Unit value                                                        --   $ 106.97       $ 112.04    $ 128.19    $ 131.14
  Number of units outstanding (000's)                               --         33            232         292         333
EQ/Calvert Socially Responsible
  Unit value                                                  $  79.44   $  81.19       $  87.10    $  90.43    $ 100.04
  Number of units outstanding (000's)                               89        118            143         167         196
EQ/Capital Guardian Growth
  Unit value                                                  $  65.86   $  68.57       $  71.11    $  75.35    $  78.41
  Number of units outstanding (000's)                               41         47             67         101         163
------------------------------------------------------------------------------------------------------------------------------------


                               Appendix II: Condensed financial information II-6

SERIES 300 AND 400 CONTRACTS (CONTINUED)

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED
FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).
------------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                 1998       1999           2000        2001        2002
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
  Unit value                                                        --   $ 106.78       $ 111.59    $ 107.86    $  80.17
  Number of units outstanding (000's)                               --          8             44          95       1,211
EQ/Caywood-Scholl High Yield Bond
  Unit value                                                        --         --             --          --          --
  Number of units outstanding (000's)                               --         --             --          --          --
EQ/Davis New York Venture
  Unit value                                                        --         --             --          --          --
  Number of units outstanding (000's)                               --         --             --          --          --
EQ/Equity 500 Index
  Unit value                                                  $ 271.24   $ 322.15       $ 287.40    $ 249.66    $ 191.65
  Number of units outstanding (000's)                            3,805      4,579          4,346       4,083       3,648
EQ/Evergreen International Bond
  Unit value                                                        --         --             --          --          --
  Number of units outstanding (000's)                               --         --             --          --          --
EQ/Evergreen Omega
  Unit value                                                        --   $ 106.57       $  92.84    $  76.01    $  56.98
  Number of units outstanding (000's)                               --          5             18          33          55
EQ/FI Mid Cap
  Unit value                                                        --         --       $  99.98    $  85.41    $  68.70
  Number of units outstanding (000's)                               --         --             86         420         738
EQ/Franklin Income
  Unit value                                                        --         --             --          --          --
  Number of units outstanding (000|SFs)                             --         --             --          --          --
EQ/Franklin Small Cap Value
  Unit value                                                        --         --             --          --          --
  Number of units outstanding (000|SFs)                             --         --             --          --          --
EQ/Franklin Templeton Founding Strategy
  Unit value                                                        --         --             --          --          --
  Number of units outstanding (000|SFs)                             --         --             --          --          --
EQ/GAMCO Mergers and Acquisitions
  Unit value                                                        --         --             --          --          --
  Number of units outstanding (000's)                               --         --             --          --          --
EQ/GAMCO Small Company Value
  Unit value                                                        --         --             --          --          --
  Number of units outstanding (000's)                               --         --             --          --          --
EQ/International Core PLUS
  Unit value                                                        --         --             --          --    $  67.65
  Number of units outstanding (000's)                               --         --             --          --          61
EQ/International Growth
  Unit value                                                        --         --             --          --          --
  Number of units outstanding (000's)                               --         --             --          --          --
EQ/JPMorgan Core Bond
  Unit value                                                        --         --             --          --    $ 107.03
  Number of units outstanding (000's)                               --         --             --          --         207
EQ/JPMorgan Value Opportunities
  Unit value                                                  $ 128.20   $ 124.76       $ 131.45    $ 120.85    $  96.50
  Number of units outstanding (000's)                              581        648            521         532         484
EQ/Large Cap Core PLUS
  Unit value                                                        --   $ 104.48       $ 102.37    $  84.85    $  66.13
  Number of units outstanding (000's)                               --         18             68          87         118
EQ/Large Cap Growth PLUS
  Unit value                                                  $ 161.04   $ 275.93       $ 220.97    $ 143.76    $  93.15
  Number of units outstanding (000's)                            1,090      2,427          3,720       3,422       2,890
EQ/Legg Mason Value Equity
  Unit value                                                        --         --             --          --          --
  Number of units outstanding (000's)                              --         --              --          --          --
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                 2003       2004           2005        2006         2007
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 104.00   $ 113.80       $ 119.08    $ 131.65     $ 132.02
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            1,200      1,112          1,015         923        1,410
------------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --       $ 103.98    $ 110.75     $ 112.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             29          87          152
------------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --     $  96.94
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           37
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 242.29   $ 264.16       $ 272.79    $ 310.53     $ 322.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            3,658      3,393          3,219       2,920        2,757
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --       $  97.50    $  99.48     $ 107.28
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --              4          46          131
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  77.69   $  82.05       $  84.15    $  87.90     $  96.54
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              127        206            204         185          218
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  97.34   $ 111.43       $ 116.94    $ 128.68     $ 137.14
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            1,117      1,384          1,577       1,735        1,869
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --    $ 104.29     $ 105.01
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000|SFs)                             --         --             --          90          570
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --    $ 108.22     $  97.55
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000|SFs)                             --         --             --           8           50
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --     $  95.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000|SFs)                             --         --             --          --          176
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --       $ 105.04    $ 116.29     $ 118.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             15          39           65
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --   $ 113.23       $ 116.54    $ 136.64     $ 147.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         37            251         362          647
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  88.51   $  99.21       $ 114.65    $ 134.89     $ 153.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              177        316            437         534          576
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --       $ 115.00    $ 142.55     $ 163.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             13          67          165
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 109.16   $ 112.11       $ 113.06    $ 116.08     $ 118.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              318        405            574         643          748
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 120.74   $ 132.08       $ 135.43    $ 160.85     $ 156.76
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              454        414            382         362          351
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  79.62   $  87.51       $  92.55    $ 103.13     $ 105.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              162        140            132         116          107
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 118.84   $ 132.05       $ 142.04    $ 151.04     $ 172.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            2,741      2,410          2,130       1,844        1,655
------------------------------------------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --       $ 106.40    $ 112.16     $ 104.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             13         108          128
------------------------------------------------------------------------------------------------------------------------------------


II-7 Appendix II: Condensed financial information

SERIES 300 AND 400 CONTRACTS (CONTINUED)

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED
FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).
------------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                 1998       1999           2000        2001        2002
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --    $ 105.89    $  92.41
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --         337
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 104.82   $ 105.28       $ 109.21    $ 112.05    $  94.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              859        721            628       1,238       1,835
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 120.19   $ 124.47       $ 130.47    $ 133.66    $ 133.83
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              262        360            297         395         342
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --    $  81.53
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          72
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                 2003       2004           2005        2006         2007
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --       $  99.99    $ 100.45     $ 106.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             71         113          147
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --       $ 105.99    $ 122.57     $ 125.12
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             11          75          105
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --       $ 105.62    $ 117.43     $ 128.22
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             13          25           38
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --       $ 111.49    $ 123.66     $ 122.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             67          94          162
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 119.55   $ 130.34       $ 142.37    $ 153.56     $ 172.77
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              790        948          1,217       1,548        1,770
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 123.98   $ 144.14       $ 158.32    $ 175.70     $ 170.56
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            2,002      2,096          2,279       2,273        2,189
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 133.10   $ 132.67       $ 135.29    $ 139.78     $ 144.74
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              231        186             63          56           54
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --   $ 104.66       $ 108.84    $ 115.92     $ 138.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --          1             17          23           87
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --    $ 107.10     $ 107.40
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          32          228
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --    $ 110.94     $ 115.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          14           82
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --     $  95.19
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           11
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --    $ 110.99     $ 107.56
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --           9           51
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --       $  99.35    $  98.40     $ 108.22
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             82         167          270
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --       $  99.80    $ 102.36     $ 106.35
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             13          47           70
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 117.33   $ 136.22       $ 140.12    $ 162.73     $ 157.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              261        446            537         672          766
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --   $ 111.22       $ 114.11    $ 108.07     $ 114.32
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --          6             36          43          530
------------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --    $ 107.58     $ 108.35
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          30          188
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --   $ 109.24       $ 117.48    $ 132.31     $ 132.06
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --          1             41          92          127
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --       $ 104.29    $ 119.26     $ 114.71
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             47         110          144
------------------------------------------------------------------------------------------------------------------------------------


                               Appendix II: Condensed financial information II-8

SERIES 300 AND 400 CONTRACTS (CONTINUED)

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED
FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).
------------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                1998        1999           2000        2001        2002
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 57.18    $ 110.43       $  65.32    $  61.12    $  56.74
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             217         590            926         850         895
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $161.59    $ 189.44       $ 162.34    $ 120.13    $  84.51
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           3,342       2,980          2,607       2,242       1,841
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --             --          --    $ 106.73
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --          --         264
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --             --          --    $  78.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --          --         101
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $150.42    $ 143.43       $ 129.28    $ 128.74    $ 123.58
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           1,164         998            800         770         696
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --             --          --    $  78.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --          --          82
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --             --          --    $  76.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --          --          91
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --             --          --    $  67.87
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --          --         138
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --             --          --    $  79.08
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --          --         127
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --             --          --    $  62.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --          --         211
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --             --          --    $  73.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --          --         214
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --             --          --    $ 112.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --          --         239
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --             --          --    $  56.63
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --          --          53
------------------------------------------------------------------------------------------------------------------------------------
Target 2015 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Target 2025 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Target 2035 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                 2003       2004           2005        2006         2007
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  87.28   $ 106.51       $ 139.53    $ 188.68     $ 264.35
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              971      1,084          1,420       1,693        1,843
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --       $ 123.74    $ 133.39     $ 161.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             32          93          226
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --     $  82.87
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --        1,184
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 114.95   $ 127.42       $ 136.36    $ 141.76     $ 156.14
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            1,636      1,467          1,285       1,113          954
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 109.24   $ 111.97       $ 112.40    $ 115.08     $ 120.64
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              316        348            375         370          371
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  99.85   $ 110.46       $ 116.57    $ 120.91     $ 129.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              185        238            274         291          297
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 149.82   $ 161.02       $ 164.14    $ 178.48     $ 182.06
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              798        761            768         737          723
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 103.47   $ 120.36       $ 137.09    $ 169.50     $ 188.01
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              152        268            321         430          461
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  96.62   $ 104.55       $ 110.09    $ 123.37     $ 127.80
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              123        129            128         120          130
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  87.47   $  92.04       $  97.62    $  96.42     $ 105.82
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              221        256            267         257          266
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 102.28   $ 115.47       $ 122.01    $ 143.64     $ 146.86
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              165        203            263         308          335
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  85.78   $  94.55       $ 101.11    $ 109.36     $ 120.73
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              421        530            556         547          536
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 102.24   $ 116.19       $ 123.06    $ 139.29     $ 137.54
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              337        425            390         391          368
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --   $ 114.58       $ 121.52    $ 132.13     $ 135.15
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --          3             80         216          308
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 152.31   $ 175.98       $ 181.76    $ 208.22     $ 185.20
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              445        617            739         794          725
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  88.08   $  91.24       $ 100.16    $ 106.03     $ 123.67
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              212        989            901         838          823
------------------------------------------------------------------------------------------------------------------------------------
Target 2015 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --    $ 108.32     $ 114.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          11           60
------------------------------------------------------------------------------------------------------------------------------------
Target 2025 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --    $ 109.27     $ 115.74
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --           7           61
------------------------------------------------------------------------------------------------------------------------------------
Target 2035 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --    $ 110.16     $ 116.71
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --           4           29
------------------------------------------------------------------------------------------------------------------------------------


II-9 Appendix II: Condensed financial information

SERIES 300 AND 400 CONTRACTS (CONTINUED)

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED
FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).
------------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                              1998    1999    2000     2001    2002    2003    2004    2005        2006       2007
------------------------------------------------------------------------------------------------------------------------------------
Target 2045 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                  --      --      --       --      --      --      --      --       $ 110.95   $ 118.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --      --      --       --      --      --      --      --              3         23
------------------------------------------------------------------------------------------------------------------------------------



                              Appendix II: Condensed financial information II-10

SERIES 500 CONTRACTS

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED
FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007 (DAILY ASSET CHARGE OF 1.45%).
------------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                  1998       1999          2000        2001        2002
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 102.39   $ 118.86       $ 115.59    $ 111.81    $  96.40
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --          2              2           4           6
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 102.87   $ 126.91       $ 107.53    $  94.82    $  62.45
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                5         19             24          27          27
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 103.22   $ 101.96       $ 109.70    $ 116.92    $ 125.44
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           1
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  93.00   $ 126.29       $  95.81    $  72.82    $  64.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --          1              1           1           4
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --   $ 116.32       $  93.56    $  70.10    $  47.56
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --              1           2           2
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 103.62   $ 100.08       $ 109.96    $ 117.34    $ 124.83
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           1
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  86.93   $ 109.59       $ 123.11    $ 105.52    $  72.71
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                1          1              2          --           3
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --    $ 100.70    $  85.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --           1           1
------------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  97.80   $ 114.64       $ 126.32    $ 131.37    $ 107.89
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --          1              1           2           2
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --    $  82.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           1
------------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --    $  81.26
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --    $  72.13
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                 2003       2004           2005        2006         2007
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 109.12   $ 120.22       $ 128.03    $ 148.76     $ 155,64
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 102.13   $ 106.71       $ 107.73    $ 112.94     $ 117.75
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 104.11   $ 110.56       $ 112.49    $ 120.58     $ 125.34
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 113.45   $ 121.87       $ 126.17    $ 137.52     $ 144.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                6          6              5           4            4
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 107.93   $ 118.80       $ 124.89    $ 140.94     $ 147.76
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --           1            1
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  92.27   $ 104.03       $ 107.21    $ 117.24     $ 119.86
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               29         30             29          26           25
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 126.58   $ 127.48       $ 127.51    $ 129.92     $ 137.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                1          1             --          --            1
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  86.29   $ 100.74       $ 114.75    $ 140.03     $ 154.56
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                4          4              4           4            4
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  57.74   $  61.67       $  69.86    $  68.47     $  76.91
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                2          2              2           2            1
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 127.69   $ 130.89       $ 131.90    $ 135.31     $ 139.74
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                1         --             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 101.24   $ 114.00       $ 125.60    $ 135.25     $ 155.92
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                3          2              2           2            2
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 108.74   $ 121.57       $ 126.32    $ 151.12     $ 142.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                1          2              1           2            8
------------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --       $ 103.60    $ 113.50     $ 110.53
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  99.43   $ 101.55       $ 107.59    $ 107.57     $ 109.49
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 139.50   $ 152.01       $ 154.23    $ 183.78     $ 183.24
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                2          2              2           2            2
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 103.95   $ 124.61       $ 136.12    $ 168.61     $ 183.08
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                1          1              1           1            1
------------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --   $ 106.95       $ 111.88    $ 127.87     $ 130.66
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 102.46   $ 104.60       $ 112.09    $ 116.25     $ 128.45
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  88.12   $  91.64       $  94.93    $ 100.48     $ 104.44
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           --
-----------------------------------------------------------------------------------------------------------------------------------


II-11 Appendix II: Condensed financial information

SERIES 500 CONTRACTS (CONTINUED)

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED
FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007 (DAILY ASSET CHARGE OF 1.45%).
------------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                 1998       1999           2000        2001        2002
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --   $ 106.74       $ 111.42    $ 107.58    $  79.87
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           3
------------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 103.68   $ 123.01       $ 109.62    $  95.12    $  72.93
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                2          9             10          11          12
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --   $ 106.53       $  93.33    $  75.81    $  56.76
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --       $  99.95    $  85.28    $  68.53
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          13          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000|SFs)                             --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000|SFs)                             --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000|SFs)                             --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --    $  83.76
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --    $ 106.90
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 100.48   $  97.68       $ 102.80    $  94.40    $  75.30
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --          1              1           2           2
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --   $ 104.44       $ 102.22    $  84.63    $  65.88
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 103.41   $ 177.00       $ 141.58    $  92.01    $  59.55
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                1          6              9           9           9
------------------------------------------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                 2003       2004            2005       2006         2007
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 103.50   $ 113.12       $  118.23   $ 130.57     $ 130.80
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                3          3               3          2            3
------------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --       $  103.90   $ 110.55     $ 112.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --              --         --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --              --         --     $  96.87
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --              --         --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  92.10   $ 100.31       $  103.47   $ 117.65     $ 121.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               12         13              12         11           10
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --       $   97.47   $  99.34     $ 107.01
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --              --         --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  77.31   $  81.56       $   83.56   $  87.18     $  95.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --              --         --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  96.98   $ 110.90       $  116.25   $ 127.77     $ 136.02
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --          1               1          1            1
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --              --   $ 104.26     $ 104.85
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000|SFs)                             --         --              --         --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --              --   $ 108.18     $  97.41
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000|SFs)                             --         --              --         --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --              --         --     $  95.10
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000|SFs)                             --         --              --         --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --       $  104.97   $ 116.08     $ 118.30
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --              --         --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --   $ 113.20       $  116.38   $ 136.30     $ 146.80
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --              --         --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 109.47   $ 122.57       $  141.49   $ 166.28     $ 188.80
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --              --         --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --          114.91   $ 142.29     $ 162.94
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --              --         --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 108.90   $ 111.72       $  112.55   $ 115.42     $ 117.27
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --              --          1            1
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  94.11   $ 102.84       $  105.33   $ 124.95     $ 121.64
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                2          2               1          1            1
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  79.23   $  86.99       $   91.89   $ 102.29     $ 104.71
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --              --         --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  75.89   $  84.23       $   90.50   $  96.13     $ 109.53
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                9          9               9          8            7
------------------------------------------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --       $  106.38   $ 112.00     $ 103.83
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --              --         --           --
------------------------------------------------------------------------------------------------------------------------------------


                              Appendix II: Condensed financial information II-12

SERIES 500 CONTRACTS (CONTINUED)

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED
FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007 (DAILY ASSET CHARGE OF 1.45%).
------------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                1998        1999           2000         2001        2002
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --             --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --           --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --             --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --           --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --             --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --           --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --             --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --           --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --             --     $ 105.94    $  92.27
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --           --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 82.78    $  83.05       $  86.06     $  88.20    $  74.14
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           1              1            1           2
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $101.68    $ 105.20       $ 110.16     $ 112.74    $ 112.77
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --           --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --             --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --           --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --             --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --           --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --             --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --           --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --             --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --           --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --             --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --           --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --             --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --           --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --             --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --           --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --             --           --    $  81.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --           --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --             --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --           --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --             --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --           --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --             --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --           --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --             --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --             --           --          --
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                 2003       2004           2005        2006         2007
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --       $  99.92    $ 100.27     $ 106.12
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --       $ 105.91    $ 122.34     $ 124.75
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --       $  91.36    $ 117.21     $ 127.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --       $ 111.40    $ 123.44     $ 122.34
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 119.25   $ 129.87       $ 141.69    $ 152.66     $ 171.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --           1            1
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  97.37   $ 113.08       $ 124.06    $ 137.53     $ 133.36
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                2          2              2           2            2
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 112.04   $ 111.55       $ 113.11    $ 116.74     $ 120.77
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --            1
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --   $ 104.63       $ 108.69    $ 115.63     $ 137.67
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --    $ 107.10     $ 107.25
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --    $ 110.91     $ 115.53
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --     $  95.12
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --    $ 110.95     $ 107.40
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --       $  99.28    $  98.22     $ 107.90
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --       $  99.72    $ 102.17     $ 106.04
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 117.06   $ 135.75       $ 139.49    $ 161.81     $ 156.54
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --   $ 111.19       $ 113.95    $ 107.80     $ 113.91
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --    $ 107.54     $ 108.19
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --   $ 109.21       $ 117.32    $ 131.98     $ 131.58
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --       $ 104.21    $ 119.04     $ 114.37
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           --
------------------------------------------------------------------------------------------------------------------------------------


II-13 Appendix II: Condensed financial information

SERIES 500 CONTRACTS (CONTINUED)

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED
FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007 (DAILY ASSET CHARGE OF 1.45%).
------------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                1998         1999         2000        2001        2002
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 81.40     $ 157.03      $ 92.78     $ 86.72    $  80.41
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --            1           1           1
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 90.25     $ 105.69      $ 90.49     $ 66.89    $  47.01
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               1            4            4           5           5
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --          --    $ 106.61
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --          --    $  78.89
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 89.20     $  84.96      $ 76.49     $ 76.09    $  72.96
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --            1            1           1           1
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --          --    $  77.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --          --    $  76.34
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --          --    $  67.79
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --          --    $  79.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --          --    $  61.93
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --          --    $  73.62
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --          --    $  87.78
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --          --    $  56.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Target 2015 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Target 2025 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Target 2035 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --          --          --
-----------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                 2003       2004           2005        2006         2007
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 123.57   $ 150.61       $ 197.09    $ 266.22     $ 372.58
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                1          1              1           1            1
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --       $ 123.65    $ 133.14     $ 160.61
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --          --     $  82.82
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --            1
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  63.87   $  70.74       $  75.62    $  78.53     $  86.41
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                5          5              5           5            4
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 109.00   $ 111.59       $ 111.90    $ 114.44     $ 119.83
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  99.63   $ 110.09       $ 116.05    $ 120.24     $ 129.11
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  88.34   $  94.85       $  96.58    $ 104.89     $ 106.88
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                1          1              1           1            1
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 103.24   $ 119.96       $ 136.48    $ 168.56     $ 186.75
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  96.40   $ 104.20       $ 109.60    $ 122.68     $ 126.94
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  87.27   $  91.74       $  97.18    $  95.88     $ 105.11
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 102.05   $ 115.08       $ 121.47    $ 142.84     $ 145.88
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  85.59   $  94.24       $ 100.66    $ 108.75     $ 119.92
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --           1           --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 102.01   $ 115.80       $ 122.51    $ 138.52     $ 136.63
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --   $ 114.56       $ 121.35    $ 131.81     $ 134.67
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 118.84   $ 137.16       $ 141.51    $ 161.93     $ 143.86
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  87.89   $  90.93       $  99.71    $ 105.44     $ 122.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --          1              1           1            1
------------------------------------------------------------------------------------------------------------------------------------
Target 2015 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --    $ 108.28     $ 114.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
Target 2025 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --    $ 109.23     $ 115.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
Target 2035 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --         --             --    $ 110.12     $ 116.54
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --         --             --          --           --
------------------------------------------------------------------------------------------------------------------------------------


                              Appendix II: Condensed financial information II-14

SERIES 500 CONTRACTS (CONTINUED)

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED
FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007 (DAILY ASSET CHARGE OF 1.45%).
------------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                               1998    1999    2000       2001    2002    2003    2004    2005      2006       2007
------------------------------------------------------------------------------------------------------------------------------------
Target 2045 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --      --      --         --      --      --      --      --     $ 110.91   $ 117.82
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --      --      --         --      --      --      --      --           --         --
------------------------------------------------------------------------------------------------------------------------------------


II-15 Appendix II: Condensed financial information

Appendix III: Market value adjustment example

--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on June 15, 2008 to a fixed maturity option with a maturity date of June 15, 2016 (eight* years later) at a hypothetical rate to maturity of 7.00% (h), resulting in a maturity value of $171,882 on the maturity date. We further assume that a withdrawal of $50,000 is made four years later, on June 15, 2012.(a)




-----------------------------------------------------------------------------------------------
                                                                         Hypothetical assumed
                                                                          rate to maturity(j)
                                                                           on June 15, 2012
                                                                       ------------------------
                                                                              5%          9%
-----------------------------------------------------------------------------------------------
As of June 15, 2012 before withdrawal
-----------------------------------------------------------------------------------------------
(1) market adjusted amount(b)                                            $141,389    $121,737
-----------------------------------------------------------------------------------------------
(2) fixed maturity amount(c)                                             $131,104    $131,104
-----------------------------------------------------------------------------------------------
(3) market value adjustment: (1) - (2)                                   $ 10,285    $ (9,367)
-----------------------------------------------------------------------------------------------
On June 15, 2012 after $50,000 withdrawal
-----------------------------------------------------------------------------------------------
(4) portion of market value adjustment associated with the withdrawal:
  (3) x [$50,000/(1)]                                                    $  3,637    $ (3,847)
-----------------------------------------------------------------------------------------------
(5) portion of fixed maturity associated with the withdrawal:
  $50,000 - (4)                                                          $ 46,363    $ 53,847
-----------------------------------------------------------------------------------------------
(6) market adjusted amount (1) - $50,000                                 $ 91,389    $ 71,737
-----------------------------------------------------------------------------------------------
(7) fixed maturity amount: (2) - (5)                                     $ 84,741    $ 77,257
-----------------------------------------------------------------------------------------------
(8) maturity value (d)                                                   $111,099    $101,287
-----------------------------------------------------------------------------------------------


You should note that in this example, if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized.

*   In Oregon, seven is the maximum maturity year.

Notes:


 (a)  Number of days from the withdrawal date to the maturity date = D = 1,461

 (b)  Market adjusted amount is based on the following calculation:

          Maturity value               $171,882
         ________________          ________________
                              =                       where j is either 5% or 9%
           (1+j)(D/365)           (1+j)(1,461/365)

 (c)  Fixed maturity amount is based on the following calculation:

          Maturity value               $171,882
         ________________          ________________
                              =
           (1+h)(D/365)          (1+0.07)(1,461/365)

 (d)  Maturity value is based on the following calculation:

      Fixed maturity amount x (1+h)(D/365)
                                    = ($84,741 or $77,257) x (1+0.07)(1,461/365)


                             Appendix III: Market value adjustment example III-1

Appendix IV: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------
STATES WHERE CERTAIN EQUI-VEST(SM) FEATURES AND/OR BENEFITS ARE NOT AVAILABLE
OR HAVE CERTAIN VARIATIONS TO FEATURES AND/OR BENEFITS:


-------------------------------------------------------------------------------------------------------
State         Features and benefits                       Availability or variation
-------------------------------------------------------------------------------------------------------
California    See "Your right to cancel within a cer-     If you reside in the state of California
              tain number of days" under "Contract        and you are age 60 or older at the time the
              features and benefits"                      contract is issued, you may return your
                                                          variable annuity contract within 30 days
                                                          from the date that you receive it and
                                                          receive a refund as described below.
                                                          If you allocate your entire initial
                                                          contribution to the EQ/Money Market option
                                                          (and/or the guaranteed interest option),
                                                          the amount of your refund will be equal to
                                                          your contribution less interest, unless you
                                                          make a transfer, in which case the
                                                          amount of your refund will be equal to your
                                                          account value on the date we receive
                                                          your request to cancel at our processing
                                                          office. This amount could be less than your
                                                          initial contribution. If you allocate any
                                                          portion of your initial contribution to
                                                          variable
                                                          investment options other than the EQ/Money
                                                          Market option and/or the fixed matu-
                                                          rity options, your refund will be equal to
                                                          your account value on the date we receive
                                                          your request to cancel at our processing
                                                          office.
-------------------------------------------------------------------------------------------------------
New York      See "Selecting an annuity payout            In the second to last paragraph in this
              option" in "Your annuity payout             section, the second line in the paragraph
              option" under "Accessing your money"        "(1) the amount applied to purchase the
                                                          annuity;" is deleted in its entirety and
                                                          replaced with the following:

                                                          (1) The amount applied to provide the
                                                              annuity will be: (a) the account value for
                                                              any life annuity form or (b) the cash value
                                                              for any period certain annuity form
                                                              except that, if the period certain is more
                                                              than five years, the amount applied
                                                              will be no less than 95% of the account
                                                              value.
-------------------------------------------------------------------------------------------------------
Puerto Rico   See "Taxation of nonqualified annu-         There are special rules for nonqualified
              ities" under "Tax information"              contracts issued in Puerto Rico.

                                                          Income from NQ contracts we issue is U.S.
                                                          source. A Puerto Rico resident is subject
                                                          to U.S. taxation on such U.S. source
                                                          income. Only Puerto Rico source income of
                                                          Puerto Rico residents is excludable from
                                                          U.S. taxation. Income from NQ contracts is
                                                          also subject to Puerto Rico tax. The
                                                          calculation of the taxable portion of
                                                          amounts
                                                          distributed from a contract may differ in
                                                          the two jurisdictions. Therefore, you might
                                                          have to file both U.S. and Puerto Rico tax
                                                          returns, showing different amounts of
                                                          income from the contract for each tax
                                                          return. Puerto Rico generally provides a
                                                          credit against Puerto Rico tax for U.S. tax
                                                          paid. Depending on your personal situa-
                                                          tion and the timing of the different tax
                                                          liabilities, you may not be able to take
                                                          full
                                                          advantage of this credit.
-------------------------------------------------------------------------------------------------------
Washington    See "Fixed maturity options" in "What       The fixed maturity options are not
              contract?" under "Contract features         available for contracts issued after August
              and benefits"                               13, are your investment options under the 2001.
-------------------------------------------------------------------------------------------------------


IV-1 Appendix IV: State contract availability and/or variations of certain features and benefits

Statement of additional information

--------------------------------------------------------------------------------
TABLE OF CONTENTS


                                                                            Page
Who is AXA Equitable?                                                         2
Calculation of annuity payments                                               2
Custodian and independent registered public accounting firm                   2
Distribution of the contracts                                                 3
Calculating unit values                                                       3
Financial statements                                                          3


How to Obtain an EQUI-VEST(SM) Statement of Additional Information for Separate
 Account A

Call 1 (800) 628-6673 or send this request form to:
 EQUI-VEST(SM)
 Processing Office
 AXA Equitable
 P.O. Box 4956
 Syracuse, NY 13221-4956

.................................................................................


Please send me an EQUI-VEST(SM) Statement of Additional Information dated May 1, 2008.


(Combination variable and fixed deferred annuity)


--------------------------------------------------------------------------------


Name



--------------------------------------------------------------------------------


Address



--------------------------------------------------------------------------------
City                               State                        Zip














                                                                          X02031

EQUI-VEST(SM)

A combination variable and fixed deferred annuity contract

STATEMENT OF ADDITIONAL INFORMATION DATED
MAY 1, 2008



--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related prospectus for EQUI-VEST(SM), dated May 1, 2008. That prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.


On September 7, 2004, our name was changed from "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company."


A copy of the prospectus is available free of charge by writing the processing office (P.O. Box 4956, Syracuse, NY 13221-4956), by calling toll free, (800) 628-6673, or by contacting your financial professional.


TABLE OF CONTENTS

Who is AXA Equitable?                                                        2

Calculation of annuity payments                                              2

Custodian and independent registered public accounting firm                  2

Distribution of the contracts                                                3

Calculating unit values                                                      3

Financial statements                                                         3


    EQUI-VEST(SM) is a service mark of AXA Equitable Life Insurance Company
        (AXA Equitable). Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC,
                1290 Avenue of the Americas, New York, NY 10104
   Copyright 2008 AXA Equitable Life Insurance Company - All rights reserved

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234


                                                                          x02031
                                                                  Series 100-500

WHO IS AXA EQUITABLE?


AXA Equitable is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: AXA Corporate Solutions Reinsurance Company ("AXA Corporate Solutions") and AXA Belgium SA. AXA holds its interest in AXA America Holdings, Inc. and AXA Corporate Solutions, directly and indirectly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.



CALCULATION OF ANNUITY PAYMENTS

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values, and a net investment factor. The annuity unit values used for EQUI-VEST(SM) may vary, although the method of calculating annuity unit values set forth below applies to all contracts. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

o .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

o .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3-1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3-1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3-1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable EQUI-VEST(SM) contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.


Illustration of calculation of annuity payments


To show how we determine variable annuity payments, assume that the account value for an EQUI-VEST(SM) contract on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 2008, the annuity payment due in December 2008 would be $95.19 (the number of units (26.74) times $3.56).



CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by the variable annuity options.


The financial statements of the Separate Account at December 31, 2007 and for each of the two years in the period ended December 31, 2007, and the consolidated financial statements of AXA Equitable at December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of AXA Equitable for the year ended December 31, 2005 are also included in this SAI in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on (i) the Consolidated Statements of Income, Changes in Partners' Capital and Comprehensive Income, and Cash Flows of AllianceBernstein L.P. and (ii) the Statements of Income, Changes in Partners' Capital and Comprehensive Income, and Cash Flows of AllianceBernstein Holding L.P. (together "AllianceBernstein", formerly "Alliance") for the year ended December 31, 2005. The reports are given on the authority of said firm as experts in auditing and accounting.

KPMG LLP was AllianceBernstein's independent registered public accounting firm for the year ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as AllianceBernstein's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equita-ble's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2007, 2006 and 2005. AXA Equitable paid AXA Advisors, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $731,920,627 in 2007, $672,531,658 in 2006 and $588,734,659 in 2005. Of these amounts, for each of these three years, AXA Advisors retained $386,036,299, $339,484,801 and $293,075,553, respectively.

Under a Distribution Agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Distributors, LLC distribution fees of $1,007,208,067 in 2007, $694,578,570 in 2006 and $561,166,840 in 2005, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A. Of these amounts, for each of these three years, AXA Distributors, LLC retained $95,562,846, $88,941,713 and $120,349,631, respectively.



CALCULATING UNIT VALUES

Unit values are determined at the end of each "valuation period" for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST(SM) may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the "net investment factor" for the variable investment option for that valuation period. The net investment factor is:

                                      ( a )
                                      (---)  - c
                                      ( b )

where:

(a) is the value of the variable investment option's shares of the cor responding portfolio at the end of the valuation period before giving effect to any amounts allocated or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b) is the value of the variable investment option's shares of the cor responding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c) is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes. For series 100, these charges are at an effective annual rate not to exceed a total of 1.49% for the EQ/Money Market and EQ/Alliance Common Stock options and 1.34% for all other variable investment options.


FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A


INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting
   Firm................................................................    FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2007.............    FSA-3
   Statements of Operations for the Year Ended December 31, 2007.......   FSA-32
   Statements of Changes in Net Assets for the Years Ended
      December 31, 2007 and 2006.......................................   FSA-43
   Notes to Financial Statements.......................................   FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm................      F-1
   Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2007 and 2006.............      F-4
   Consolidated Statements of Earnings, Years Ended December 31, 2007,
      2006 and 2005....................................................      F-5
   Consolidated Statements of Shareholder's Equity and Comprehensive
      Income, Years Ended December 31, 2007, 2006 and 2005.............      F-6
   Consolidated Statements of Cash Flows, Years Ended December 31,
      2007, 2006 and 2005..............................................      F-7
   Notes to Consolidated Financial Statements..........................      F-9



                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account A of AXA Equitable Life Insurance Company:



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A at December 31, 2007, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2007 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
April 9, 2007


                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2007

                                                      AXA Aggressive    AXA Conservative   AXA Conservative-Plus
                                                        Allocation         Allocation            Allocation
                                                     ----------------   ----------------   ---------------------
Assets:
Investments in shares of The Trusts, at fair value   $    161,377,875   $     44,775,311   $          80,094,710
Receivable for The Trusts shares sold ............                 --                 --                      --
Receivable for policy-related transactions .......            326,798            201,961                 315,706
                                                     ----------------   ----------------   ---------------------
  Total assets ...................................        161,704,673         44,977,272              80,410,416
                                                     ----------------   ----------------   ---------------------
Liabilities:
Payable for The Trusts shares purchased ..........            326,798            201,961                 315,706
Payable for policy-related transactions ..........                 --                 --                      --
                                                     ----------------   ----------------   ---------------------
  Total liabilities ..............................            326,798            201,961                 315,706
                                                     ----------------   ----------------   ---------------------
Net Assets .......................................   $    161,377,875   $     44,775,311   $          80,094,710
                                                     ================   ================   =====================
Net Assets:
Accumulation Units ...............................        161,375,902         44,770,678              80,091,780
Contracts in payout (annuitization) period .......                 --                 --                      --
Retained by AXA Equitable in Separate Account A ..              1,973              4,633                   2,930
                                                     ----------------   ----------------   ---------------------
Total net assets .................................   $    161,377,875   $     44,775,311   $          80,094,710
                                                     ================   ================   =====================
Investments in shares of The Trusts, at cost .....   $    164,087,145   $     45,608,467   $          81,449,579
The Trusts shares held
 Class A .........................................                 --                 --                      --
 Class B .........................................         10,992,371          4,106,688               6,909,254


                                                       AXA Moderate     AXA Moderate-Plus    EQ/AllianceBernstein
                                                        Allocation          Allocation           Common Stock
                                                     ----------------   ------------------   ---------------------
Assets:
Investments in shares of The Trusts, at fair value   $  1,761,631,756   $      513,807,219   $       3,677,531,119
Receivable for The Trusts shares sold ............                 --                   --               4,611,071
Receivable for policy-related transactions .......          4,039,609            1,394,497                      --
                                                     ----------------   ------------------   ---------------------
  Total assets ...................................      1,765,671,365          515,201,716           3,682,142,190
                                                     ----------------   ------------------   ---------------------
Liabilities:
Payable for The Trusts shares purchased ..........             72,340            1,394,497                      --
Payable for policy-related transactions ..........                 --                   --               2,330,026
                                                     ----------------   ------------------   ---------------------
  Total liabilities ..............................             72,340            1,394,497               2,330,026
                                                     ----------------   ------------------   ---------------------
Net Assets .......................................   $  1,765,599,025   $      513,807,219   $       3,679,812,164
                                                     ================   ==================   =====================
Net Assets:
Accumulation Units ...............................      1,757,188,352          513,806,130           3,655,646,294
Contracts in payout (annuitization) period .......          8,410,673                   --              24,165,870
Retained by AXA Equitable in Separate Account A ..                 --                1,089                      --
                                                     ----------------   ------------------   ---------------------
Total net assets .................................   $  1,765,599,025   $      513,807,219   $       3,679,812,164
                                                     ================   ==================   =====================
Investments in shares of The Trusts, at cost .....   $  1,606,323,470   $      513,985,300   $       3,413,769,277
The Trusts shares held
 Class A .........................................         93,041,952                   --             172,848,651
 Class B .........................................         10,027,603           36,834,903               8,647,126

                                                                EQ/AllianceBernstein
                                                                    Intermediate
                                                                     Government
                                                                     Securities
                                                               ---------------------
Assets:
Investments in shares of The Trusts, at fair value .........   $         121,962,632
Receivable for The Trusts shares sold ......................                   2,924
Receivable for policy-related transactions .................                 301,232
                                                               ---------------------
  Total assets .............................................             122,266,788
                                                               ---------------------
Liabilities:
Payable for The Trusts shares purchased ....................                      --
Payable for policy-related transactions ....................                      --
                                                               ---------------------
  Total liabilities ........................................                      --
                                                               ---------------------
Net Assets .................................................   $         122,266,788
                                                               =====================
Net Assets:
Accumulation Units .........................................             121,757,066
Contracts in payout (annuitization) period .................                 509,722
Retained by AXA Equitable in Separate Account A ............                      --
                                                               ---------------------
Total net assets ...........................................   $         122,266,788
                                                               =====================
Investments in shares of The Trusts, at cost ...............   $         124,214,462
The Trusts shares held
 Class A ...................................................               9,202,409
 Class B ...................................................               3,143,572

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                               EQ/AllianceBernstein   EQ/AllianceBernstein
                                                                  International         Large Cap Growth

                                                               --------------------   --------------------
Assets:
Investments in shares of The Trusts, at fair value .........   $        964,792,596   $        145,863,839
Receivable for The Trusts shares sold ......................                 44,804                     --
Receivable for policy-related transactions .................                     --                 30,637
                                                               --------------------   --------------------
  Total assets .............................................            964,837,400            145,894,476
                                                               --------------------   --------------------
Liabilities:
Payable for The Trusts shares purchased ....................                     --                 30,637
Payable for policy-related transactions ....................                 44,804                     --
                                                               --------------------   --------------------
  Total liabilities ........................................                 44,804                 30,637
                                                               --------------------   --------------------
Net Assets .................................................   $        964,792,596   $        145,863,839
                                                               ====================   ====================
Net Assets:
Accumulation Units .........................................            960,791,339            145,853,774
Contracts in payout (annuitization) period .................              3,047,028                     --
Retained by AXA Equitable in Separate Account A ............                954,229                 10,065
                                                               --------------------   --------------------
Total net assets ...........................................   $        964,792,596   $        145,863,839
                                                               ====================   ====================
Investments in shares of The Trusts, at cost ...............   $        775,260,242   $        119,499,122
The Trusts shares held
 Class A ...................................................             58,230,287                     --
 Class B ...................................................              8,562,124             16,657,015


                                                               EQ/AllianceBernstein   EQ/AllianceBernstein   EQ/AllianceBernstein
                                                                   Quality Bond         Small Cap Growth            Value
                                                               --------------------   --------------------   --------------------
Assets:
Investments in shares of The Trusts, at fair value .........   $        157,148,978   $        391,511,183   $      1,508,331,322
Receivable for The Trusts shares sold ......................                126,557                     --                857,895
Receivable for policy-related transactions .................                     --                199,602                     --
                                                               --------------------   --------------------   --------------------
  Total assets .............................................            157,275,535            391,710,785          1,509,189,217
                                                               --------------------   --------------------   --------------------
Liabilities:
Payable for The Trusts shares purchased ....................                     --                190,851                     --
Payable for policy-related transactions ....................                  1,508                     --              1,788,893
                                                               --------------------   --------------------   --------------------
  Total liabilities ........................................                  1,508                190,851              1,788,893
                                                               --------------------   --------------------   --------------------
Net Assets .................................................   $        157,274,027   $        391,519,934   $      1,507,400,324
                                                               ====================   ====================   ====================
Net Assets:
Accumulation Units .........................................            156,435,661            389,336,898          1,500,223,005
Contracts in payout (annuitization) period .................                838,366              2,183,036              7,127,679
Retained by AXA Equitable in Separate Account A ............                     --                     --                 49,640
                                                               --------------------   --------------------   --------------------
Total net assets ...........................................   $        157,274,027   $        391,519,934   $      1,507,400,324
                                                               ====================   ====================   ====================
Investments in shares of The Trusts, at cost ...............   $        160,834,863   $        363,799,932   $      1,616,746,325
The Trusts shares held
 Class A ...................................................             12,395,490             20,286,076             88,938,730
 Class B ...................................................              3,430,714              3,728,659             16,802,872

                                                                                     EQ/AXA
                                                                                   Rosenberg
                                                                  EQ/Ariel        Value Long/
                                                               Appreciation II    Short Equity
                                                               ---------------   ---------------
Assets:
Investments in shares of The Trusts, at fair value .........   $     3,237,190   $     8,993,345
Receivable for The Trusts shares sold ......................               993                --
Receivable for policy-related transactions .................                --            95,656
                                                               ---------------   ---------------
  Total assets .............................................         3,238,183         9,089,001
                                                               ---------------   ---------------
Liabilities:
Payable for The Trusts shares purchased ....................                --            95,656
Payable for policy-related transactions ....................               993                --
                                                               ---------------   ---------------
  Total liabilities ........................................               993            95,656
                                                               ---------------   ---------------
Net Assets .................................................   $     3,237,190   $     8,993,345
                                                               ===============   ===============
Net Assets:
Accumulation Units .........................................         3,236,464         8,989,226
Contracts in payout (annuitization) period .................                --                --
Retained by AXA Equitable in Separate Account A ............               726             4,119
                                                               ---------------   ---------------
Total net assets ...........................................   $     3,237,190   $     8,993,345
                                                               ===============   ===============
Investments in shares of The Trusts, at cost ...............   $     3,281,793   $     9,098,693
The Trusts shares held
 Class A ...................................................                --                --
 Class B ...................................................           295,620           838,932

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                EQ/BlackRock      EQ/BlackRock       EQ/Boston
                                                                 Basic Value      International       Advisors
                                                                   Equity             Value         Equity Income
                                                               ---------------   ---------------   ---------------
Assets:
Investments in shares of The Trusts, at fair value .........   $   383,208,474   $   351,821,662   $    58,381,399
Receivable for The Trusts shares sold ......................                --           154,985                --
Receivable for policy-related transactions .................            42,376                --            88,404
                                                               ---------------   ---------------   ---------------
  Total assets .............................................       383,250,850       351,976,647        58,469,803
                                                               ---------------   ---------------   ---------------
Liabilities:
Payable for The Trusts shares purchased ....................            42,376                --            88,404
Payable for policy-related transactions ....................                --           154,985                --
                                                               ---------------   ---------------   ---------------
  Total liabilities ........................................            42,376           154,985            88,404
                                                               ---------------   ---------------   ---------------
Net Assets .................................................   $   383,208,474   $   351,821,662   $    58,381,399
                                                               ===============   ===============   ===============
Net Assets:
Accumulation Units .........................................       383,187,678       351,706,737        58,353,793
Contracts in payout (annuitization) period .................                --                --                --
Retained by AXA Equitable in Separate Account A ............            20,796           114,925            27,606
                                                               ---------------   ---------------   ---------------
Total net assets ...........................................   $   383,208,474   $   351,821,662   $    58,381,399
                                                               ===============   ===============   ===============
Investments in shares of The Trusts, at cost ...............   $   388,807,159   $   343,925,691   $    60,786,945
The Trusts shares held
 Class A ...................................................                --                --                --
 Class B ...................................................        24,407,514        21,811,064         8,894,437

                                                              EQ/Calvert     EQ/Capital    EQ/Capital    EQ/Caywood-Scholl
                                                               Socially       Guardian      Guardian         High Yield
                                                              Responsible      Growth       Research            Bond
                                                              ------------  ------------  ------------  ------------------
Assets:
Investments in shares of The Trusts, at fair value .........  $ 24,115,318  $ 18,094,190  $256,908,128  $       27,417,573
Receivable for The Trusts shares sold ......................            --       112,774        58,350                  --
Receivable for policy-related transactions .................        44,922            --            --              42,499
                                                              ------------  ------------  ------------  ------------------
  Total assets .............................................    24,160,240    18,206,964   256,966,478          27,460,072
                                                              ------------  ------------  ------------  ------------------
Liabilities:
Payable for The Trusts shares purchased ....................        44,922            --            --              42,499
Payable for policy-related transactions ....................            --       112,774        58,350                  --
                                                              ------------  ------------  ------------  ------------------
  Total liabilities ........................................        44,922       112,774        58,350              42,499
                                                              ------------  ------------  ------------  ------------------
Net Assets .................................................  $ 24,115,318  $ 18,094,190  $256,908,128  $       27,417,573
                                                              ============  ============  ============  ==================
Net Assets:
Accumulation Units .........................................    21,860,318    18,074,099   256,826,387          27,416,675
Contracts in payout (annuitization) period .................            --            --            --                  --
Retained by AXA Equitable in Separate Account A ............     2,255,000        20,091        81,741                 898
                                                              ------------  ------------  ------------  ------------------
Total net assets ...........................................  $ 24,115,318  $ 18,094,190  $256,908,128  $       27,417,573
                                                              ============  ============  ============  ==================
Investments in shares of The Trusts, at cost ...............  $ 22,733,229  $ 17,599,068  $240,785,720  $       28,985,069
The Trusts shares held
 Class A ...................................................            --            --            --                  --
 Class B ...................................................     2,649,594     1,224,469    18,507,422           6,152,520

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                  EQ/Davis                       EQ/Evergreen
                                                                  New York        EQ/Equity      International
                                                                   Venture        500 Index           Bond
                                                               --------------   --------------   --------------
Assets:
Investments in shares of The Trusts, at fair value .........   $    6,152,404   $1,027,712,624   $   22,864,790
Receivable for The Trusts shares sold ......................               --               --               --
Receivable for policy-related transactions .................           51,438               --          207,077
                                                               --------------   --------------   --------------
  Total assets .............................................        6,203,842    1,027,712,624       23,071,867
                                                               --------------   --------------   --------------
Liabilities:
Payable for The Trusts shares purchased ....................           50,099          189,230          206,101
Payable for policy-related transactions ....................               --        1,185,580               --
                                                               --------------   --------------   --------------
  Total liabilities ........................................           50,099        1,374,810          206,101
                                                               --------------   --------------   --------------
Net Assets .................................................   $    6,153,743   $1,026,337,814   $   22,865,766
                                                               ==============   ==============   ==============
Net Assets:
Accumulation Units .........................................        6,153,743    1,021,426,206       22,865,766
Contracts in payout (annuitization) period .................               --        4,911,608               --
Retained by AXA Equitable in Separate Account A ............               --               --               --
                                                               --------------   --------------   --------------
Total net assets ...........................................   $    6,153,743   $1,026,337,814   $   22,865,766
                                                               ==============   ==============   ==============
Investments in shares of The Trusts, at cost ...............   $    6,221,486   $  938,923,999   $   22,212,662
The Trusts shares held
 Class A ...................................................               --       35,354,987               --
 Class B ...................................................          552,873        4,121,422        2,124,924

                                                                                                                   EQ/Franklin
                                                                EQ/Evergreen        EQ/FI         EQ/Franklin       Small Cap
                                                                    Omega          Mid Cap           Income           Value
                                                               --------------   --------------   --------------   --------------
Assets:
Investments in shares of The Trusts, at fair value .........   $   28,728,234   $  364,157,306   $   86,647,941   $    6,400,916
Receivable for The Trusts shares sold ......................           11,310               --               --            1,980
Receivable for policy-related transactions .................               --          372,469          332,907               --
                                                               --------------   --------------   --------------   --------------
  Total assets .............................................       28,739,544      364,529,775       86,980,848        6,402,896
                                                               --------------   --------------   --------------   --------------
Liabilities:
Payable for The Trusts shares purchased ....................               --          372,469          331,061               --
Payable for policy-related transactions ....................           11,310               --               --            1,044
                                                               --------------   --------------   --------------   --------------
  Total liabilities ........................................           11,310          372,469          331,061            1,044
                                                               --------------   --------------   --------------   --------------
Net Assets .................................................   $   28,728,234   $  364,157,306   $   86,649,787   $    6,401,852
                                                               ==============   ==============   ==============   ==============
Net Assets:
Accumulation Units .........................................       28,671,173      364,140,874       86,649,787        6,401,852
Contracts in payout (annuitization) period .................               --               --               --               --
Retained by AXA Equitable in Separate Account A ............           57,061           16,432               --               --
                                                               --------------   --------------   --------------   --------------
Total net assets ...........................................   $   28,728,234   $  364,157,306   $   86,649,787   $    6,401,852
                                                               ==============   ==============   ==============   ==============
Investments in shares of The Trusts, at cost ...............   $   28,952,622   $  390,284,264   $   90,780,603   $    6,947,863
The Trusts shares held
 Class A ...................................................               --               --               --               --
 Class B ...................................................        3,163,541       36,574,815        8,430,425          650,464

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                               EQ/Franklin
                                                                Templeton      EQ/GAMCO        EQ/GAMCO
                                                                 Founding      Mergers and   Small Company
                                                                 Strategy     Acquisitions       Value
                                                               ------------   ------------   ------------
Assets:
Investments in shares of The Trusts, at fair value .........   $ 27,826,791   $ 12,894,827   $127,589,633
Receivable for The Trusts shares sold ......................             --             --             --
Receivable for policy-related transactions .................        121,348         34,912        256,948
                                                               ------------   ------------   ------------
  Total assets .............................................     27,948,139     12,929,739    127,846,581
                                                               ------------   ------------   ------------
Liabilities:
Payable for The Trusts shares purchased ....................        120,989         34,912        253,491
Payable for policy-related transactions ....................             --             --             --
                                                               ------------   ------------   ------------
  Total liabilities ........................................        120,989         34,912        253,491
                                                               ------------   ------------   ------------
Net Assets .................................................   $ 27,827,150   $ 12,894,827   $127,593,090
                                                               ============   ============   ============
Net Assets:
Accumulation Units .........................................     27,827,150     12,892,220    127,593,089
Contracts in payout (annuitization) period .................             --             --             --
Retained by AXA Equitable in Separate Account A ............             --          2,607             --
                                                               ------------   ------------   ------------
Total net assets ...........................................   $ 27,827,150   $ 12,894,827   $127,593,090
                                                               ============   ============   ============
Investments in shares of The Trusts, at cost ...............   $ 28,821,549   $ 13,444,264   $128,360,031
The Trusts shares held
 Class A ...................................................             --             --             --
 Class B ...................................................      2,902,912      1,054,132      4,039,305

                                                                                               EQ/JPMorgan
                                                         EQ/International    EQ/JPMorgan          Value         EQ/Legg Mason
                                                               Growth         Core Bond       Opportunities      Value Equity
                                                         ----------------  ----------------  ----------------  ----------------
Assets:
Investments in shares of The Trusts, at fair value ....  $     37,401,590  $    138,134,888  $     64,848,110  $     20,937,673
Receivable for The Trusts shares sold .................                --                --            83,317                --
Receivable for policy-related transactions ............           103,721            94,789                --            24,383
                                                         ----------------  ----------------  ----------------  ----------------
  Total assets ........................................        37,505,311       138,229,677        64,931,427        20,962,056
                                                         ----------------  ----------------  ----------------  ----------------
Liabilities:
Payable for The Trusts shares purchased ...............           103,721            94,789                --            24,383
Payable for policy-related transactions ...............                --                --            83,317                --
                                                         ----------------  ----------------  ----------------  ----------------
  Total liabilities ...................................           103,721            94,789            83,317            24,383
                                                         ----------------  ----------------  ----------------  ----------------
Net Assets ............................................  $     37,401,590  $    138,134,888  $     64,848,110  $     20,937,673
                                                         ================  ================  ================  ================
Net Assets:
Accumulation Units ....................................        37,400,922       138,131,000        64,820,214        20,937,106
Contracts in payout (annuitization) period ............                --                --                --                --
Retained by AXA Equitable in Separate Account A .......               668             3,888            27,896               567
                                                         ----------------  ----------------  ----------------  ----------------
Total net assets ......................................  $     37,401,590  $    138,134,888  $     64,848,110  $     20,937,673
                                                         ================  ================  ================  ================
Investments in shares of The Trusts, at cost ..........  $     37,063,297  $    142,127,323  $     72,362,395  $     21,742,041
The Trusts shares held
 Class A ..............................................                --                --                --                --
 Class B ..............................................         5,163,619        12,774,034         5,562,993         2,035,231

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                         EQ/Lord Abbett
                                                             EQ/Long         Growth      EQ/Lord Abbett
                                                            Term Bond      and Income    Large Cap Core
                                                         --------------  --------------  --------------
Assets:
Investments in shares of The Trusts, at fair value ....  $   23,945,843  $   16,386,315  $    7,111,640
Receivable for The Trusts shares sold .................              --           7,289              --
Receivable for policy-related transactions ............          64,605              --           8,934
                                                         --------------  --------------  --------------
  Total assets ........................................      24,010,448      16,393,604       7,120,574
                                                         --------------  --------------  --------------
Liabilities:
Payable for The Trusts shares purchased ...............          64,605              --           8,934
Payable for policy-related transactions ...............              --           7,289              --
                                                         --------------  --------------  --------------
  Total liabilities ...................................          64,605           7,289           8,934
                                                         --------------  --------------  --------------
Net Assets ............................................  $   23,945,843  $   16,386,315  $    7,111,640
                                                         ==============  ==============  ==============
Net Assets:
Accumulation Units ....................................      23,944,275      16,386,021       7,108,178
Contracts in payout (annuitization) period ............              --              --              --
Retained by AXA Equitable in Separate Account A .......           1,568             294           3,462
                                                         --------------  --------------  --------------
Total net assets ......................................  $   23,945,843  $   16,386,315  $    7,111,640
                                                         ==============  ==============  ==============
Investments in shares of The Trusts, at cost ..........  $   23,481,464  $   16,778,594  $    6,919,218
The Trusts shares held
 Class A ..............................................              --              --              --
 Class B ..............................................       1,748,579       1,347,486         564,429


                                                         EQ/Lord Abbett      EQ/Marsico       EQ/Money        EQ/Montag &
                                                          Mid Cap Value        Focus           Market       Caldwell Growth
                                                         ---------------  ---------------  ---------------  ---------------
Assets:
Investments in shares of The Trusts, at fair value ....  $    28,444,914  $   411,140,613  $   195,402,493  $    14,639,800
Receivable for The Trusts shares sold .................               --               --               --          227,015
Receivable for policy-related transactions ............           11,937          457,315               --               --
                                                         ---------------  ---------------  ---------------  ---------------
  Total assets ........................................       28,456,851      411,597,928      195,402,493       14,866,815
                                                         ---------------  ---------------  ---------------  ---------------
Liabilities:
Payable for The Trusts shares purchased ...............           11,937          449,216           55,294               --
Payable for policy-related transactions ...............               --               --        3,283,850          227,015
                                                         ---------------  ---------------  ---------------  ---------------
  Total liabilities ...................................           11,937          449,216        3,339,144          227,015
                                                         ---------------  ---------------  ---------------  ---------------
Net Assets ............................................  $    28,444,914  $   411,148,712  $   192,063,349  $    14,639,800
                                                         ===============  ===============  ===============  ===============
Net Assets:
Accumulation Units ....................................       28,441,647      411,148,712      191,268,865       14,636,656
Contracts in payout (annuitization) period ............               --               --          794,484               --
Retained by AXA Equitable in Separate Account A .......            3,267               --               --            3,144
                                                         ---------------  ---------------  ---------------  ---------------
Total net assets ......................................  $    28,444,914  $   411,148,712  $   192,063,349  $    14,639,800
                                                         ===============  ===============  ===============  ===============
Investments in shares of The Trusts, at cost ..........  $    31,747,217  $   377,885,581  $   195,688,379  $    14,172,726
The Trusts shares held
 Class A ..............................................               --               --      151,353,249               --
 Class B ..............................................        2,442,441       23,406,687       44,034,394        2,227,365

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                                              EQ/Oppenheimer
                                                            EQ/Mutual       EQ/Oppenheimer     Main Street
                                                             Shares             Global         Opportunity
                                                         ----------------  ----------------  ----------------
Assets:
Investments in shares of The Trusts, at fair value ....  $     36,145,037  $     13,149,917  $      1,547,450
Receivable for The Trusts shares sold .................                --                --                --
Receivable for policy-related transactions ............            68,778            32,500            13,342
                                                         ----------------  ----------------  ----------------
  Total assets ........................................        36,213,815        13,182,417         1,560,792
                                                         ----------------  ----------------  ----------------
Liabilities:
Payable for The Trusts shares purchased ...............            68,467            31,822            13,342
Payable for policy-related transactions ...............                --                --                --
                                                         ----------------  ----------------  ----------------
  Total liabilities ...................................            68,467            31,822            13,342
                                                         ----------------  ----------------  ----------------
Net Assets ............................................  $     36,145,348  $     13,150,595  $      1,547,450
                                                         ================  ================  ================
Net Assets:
Accumulation Units ....................................        36,145,348        13,150,595         1,547,326
Contracts in payout (annuitization) period ............                --                --                --
Retained by AXA Equitable in Separate Account A .......                --                --               124
                                                         ----------------  ----------------  ----------------
Total net assets ......................................  $     36,145,348  $     13,150,595  $      1,547,450
                                                         ================  ================  ================
Investments in shares of The Trusts, at cost ..........  $     37,143,280  $     13,412,009  $      1,666,442
The Trusts shares held
 Class A ..............................................                --                --                --
 Class B ..............................................         3,310,023         1,145,392           145,752

                                                         EQ/Oppenheimer
                                                           Main Street       EQ/PIMCO         EQ/Short        EQ/Small
                                                            Small Cap       Real Return     Duration Bond   Company Index
                                                         ---------------  ---------------  ---------------  ---------------
Assets:
Investments in shares of The Trusts, at fair value ....  $     7,886,375  $    48,681,860  $    11,897,227  $   162,680,349
Receivable for The Trusts shares sold .................               --               --               --               --
Receivable for policy-related transactions ............           22,607          223,289           10,628           64,513
                                                         ---------------  ---------------  ---------------  ---------------
  Total assets ........................................        7,908,982       48,905,149       11,907,855      162,744,862
                                                         ---------------  ---------------  ---------------  ---------------
Liabilities:
Payable for The Trusts shares purchased ...............           22,057          223,065           10,628           64,513
Payable for policy-related transactions ...............               --               --               --               --
                                                         ---------------  ---------------  ---------------  ---------------
  Total liabilities ...................................           22,057          223,065           10,628           64,513
                                                         ---------------  ---------------  ---------------  ---------------
Net Assets ............................................  $     7,886,925  $    48,682,084  $    11,897,227  $   162,680,349
                                                         ===============  ===============  ===============  ===============
Net Assets:
Accumulation Units ....................................        7,886,925       48,682,084       11,896,551      162,622,359
Contracts in payout (annuitization) period ............               --               --               --               --
Retained by AXA Equitable in Separate Account A .......               --               --              676           57,990
                                                         ---------------  ---------------  ---------------  ---------------
Total net assets ......................................  $     7,886,925  $    48,682,084  $    11,897,227  $   162,680,349
                                                         ===============  ===============  ===============  ===============
Investments in shares of The Trusts, at cost ..........  $     8,526,894  $    47,068,455  $    11,989,316  $   176,513,176
The Trusts shares held
 Class A ..............................................               --               --               --               --
 Class B ..............................................          749,367        4,617,678        1,178,010       14,013,222

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                                                     EQ/UBS
                                                          EQ/T. Rowe Price     EQ/Templeton          Growth
                                                            Growth  Stock         Growth           and Income
                                                          ----------------   ----------------   ----------------
Assets:
Investments in shares of The Trusts, at fair value ....   $     86,064,257   $     29,894,083   $     27,120,710
Receivable for The Trusts shares sold .................                 --                 --                 --
Receivable for policy-related transactions ............             45,797             83,646             38,065
                                                          ----------------   ----------------   ----------------
  Total assets ........................................         86,110,054         29,977,729         27,158,775
                                                          ----------------   ----------------   ----------------
Liabilities:
Payable for The Trusts shares purchased ...............             38,267             81,367             38,065
Payable for policy-related transactions ...............                 --                 --                 --
                                                          ----------------   ----------------   ----------------
  Total liabilities ...................................             38,267             81,367             38,065
                                                          ----------------   ----------------   ----------------
Net Assets ............................................   $     86,071,787   $     29,896,362   $     27,120,710
                                                          ================   ================   ================
Net Assets:
Accumulation Units ....................................         86,071,787         29,896,362         27,120,037
Contracts in payout (annuitization) period ............                 --                 --                 --
Retained by AXA Equitable in Separate Account A .......                 --                 --                673
                                                          ----------------   ----------------   ----------------
Total net assets ......................................   $     86,071,787   $     29,896,362   $     27,120,710
                                                          ================   ================   ================
Investments in shares of The Trusts, at cost ..........   $     80,834,446   $     30,579,016   $     26,514,539
The Trusts shares held
 Class A ..............................................                 --                 --                 --
 Class B ..............................................          4,013,414          2,735,109          3,963,388

                                                                             EQ/Van Kampen    EQ/Van Kampen
                                                          EQ/Van Kampen    Emerging Markets      Mid Cap         EQ/Van Kampen
                                                             Comstock           Equity            Growth          Real Estate
                                                         ----------------  ----------------  ----------------  ----------------
Assets:
Investments in shares of The Trusts, at fair value ....  $     22,805,643  $    635,075,899  $     45,962,888  $    131,044,381
Receivable for The Trusts shares sold .................            29,966           744,705                --            22,409
Receivable for policy-related transactions ............                --                --           278,306                --
                                                         ----------------  ----------------  ----------------  ----------------
  Total assets ........................................        22,835,609       635,820,604        46,241,194       131,066,790
                                                         ----------------  ----------------  ----------------  ----------------
Liabilities:
Payable for The Trusts shares purchased ...............                --                --           278,306                --
Payable for policy-related transactions ...............            29,966           744,705                --            22,409
                                                         ----------------  ----------------  ----------------  ----------------
  Total liabilities ...................................            29,966           744,705           278,306            22,409
                                                         ----------------  ----------------  ----------------  ----------------
Net Assets ............................................  $     22,805,643  $    635,075,899  $     45,962,888  $    131,044,381
                                                         ================  ================  ================  ================
Net Assets:
Accumulation Units ....................................        22,805,239       634,801,836        45,961,546       131,032,655
Contracts in payout (annuitization) period ............                --                --                --                --
Retained by AXA Equitable in Separate Account A .......               404           274,063             1,342            11,726
                                                         ----------------  ----------------  ----------------  ----------------
Total net assets ......................................  $     22,805,643  $    635,075,899  $     45,962,888  $    131,044,381
                                                         ================  ================  ================  ================
Investments in shares of The Trusts, at cost ..........  $     24,198,553  $    594,656,261  $     45,313,008  $    169,631,530
The Trusts shares held
 Class A ..............................................                --                --                --                --
 Class B ..............................................         2,097,292        33,738,266         2,927,418        15,948,755

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                            MarketPLUS        MarketPLUS        MarketPLUS
                                                          International       Large Cap          Large Cap
                                                               Core              Core             Growth
                                                         ----------------  ----------------  ----------------
Assets:
Investments in shares of The Trusts, at fair value ....  $    117,075,268  $     15,614,899  $    323,038,974
Receivable for The Trusts shares sold .................                --                --           114,238
Receivable for policy-related transactions ............            99,581            18,450                --
                                                         ----------------  ----------------  ----------------
  Total assets ........................................       117,174,849        15,633,349       323,153,212
                                                         ----------------  ----------------  ----------------
Liabilities:
Payable for The Trusts shares purchased ...............            99,581            18,450                --
Payable for policy-related transactions ...............                --                --           114,238
                                                         ----------------  ----------------  ----------------
  Total liabilities ...................................            99,581            18,450           114,238
                                                         ----------------  ----------------  ----------------
Net Assets ............................................  $    117,075,268  $     15,614,899  $    323,038,974
                                                         ================  ================  ================
Net Assets:
Accumulation Units ....................................       117,042,627        15,557,010       323,002,044
Contracts in payout (annuitization) period ............                --                --                --
Retained by AXA Equitable in Separate Account A .......            32,641            57,889            36,930
                                                         ----------------  ----------------  ----------------
Total net assets ......................................  $    117,075,268  $     15,614,899  $    323,038,974
                                                         ================  ================  ================
Investments in shares of The Trusts, at cost ..........  $    122,456,037  $     16,594,350  $    225,485,312
The Trusts shares held
 Class A ..............................................                --                --                --
 Class B ..............................................         9,169,442         1,717,384        18,204,354

                                                            MarketPLUS     Multimanager
                                                             Mid Cap         Aggressive     Multimanager     Multimanager
                                                              Value            Equity         Core Bond       Health Care
                                                         ---------------  ---------------  ---------------  ---------------
Assets:
Investments in shares of The Trusts, at fair value ....  $   458,341,426  $   881,861,439  $    72,081,057  $    53,087,374
Receivable for The Trusts shares sold .................          243,987        1,230,817               --               --
Receivable for policy-related transactions ............               --           48,498           99,659           51,916
                                                         ---------------  ---------------  ---------------  ---------------
  Total assets ........................................      458,585,413      883,140,754       72,180,716       53,139,290
                                                         ---------------  ---------------  ---------------  ---------------
Liabilities:
Payable for The Trusts shares purchased ...............               --               --           81,250           51,916
Payable for policy-related transactions ...............          243,987               --               --               --
                                                         ---------------  ---------------  ---------------  ---------------
  Total liabilities ...................................          243,987               --           81,250           51,916
                                                         ---------------  ---------------  ---------------  ---------------
Net Assets ............................................  $   458,341,426  $   883,140,754  $    72,099,466  $    53,087,374
                                                         ===============  ===============  ===============  ===============
Net Assets:
Accumulation Units ....................................      458,308,124      881,237,355       72,099,466       51,627,520
Contracts in payout (annuitization) period ............               --        1,903,399               --               --
Retained by AXA Equitable in Separate Account A .......           33,302               --               --        1,459,854
                                                         ---------------  ---------------  ---------------  ---------------
Total net assets ......................................  $   458,341,426  $   883,140,754  $    72,099,466  $    53,087,374
                                                         ===============  ===============  ===============  ===============
Investments in shares of The Trusts, at cost ..........  $   584,400,336  $   857,859,625  $    71,078,886  $    53,330,483
The Trusts shares held
 Class A ..............................................               --       27,036,430               --          131,869
 Class B ..............................................       44,436,050          438,483        6,931,012        4,715,866

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                             Multimanager       Multimanager
                                                          Multimanager       International       Large Cap
                                                           High Yield           Equity          Core Equity
                                                         ----------------  ----------------  ----------------
Assets:
Investments in shares of The Trusts, at fair value ....  $    181,635,435  $    121,747,382  $     23,716,571
Receivable for The Trusts shares sold .................           103,847            22,898                --
Receivable for policy-related transactions ............                --                --                --
                                                         ----------------  ----------------  ----------------
  Total assets ........................................       181,739,282       121,770,280        23,716,571
                                                         ----------------  ----------------  ----------------
Liabilities:
Payable for The Trusts shares purchased ...............                --                --             4,567
Payable for policy-related transactions ...............           101,866            22,898         1,431,194
                                                         ----------------  ----------------  ----------------
  Total liabilities ...................................           101,866            22,898         1,435,761
                                                         ----------------  ----------------  ----------------
Net Assets ............................................  $    181,637,416  $    121,747,382  $     22,280,810
                                                         ================  ================  ================
Net Assets:
Accumulation Units ....................................       180,748,969       121,698,606        22,280,810
Contracts in payout (annuitization) period ............           675,790                --                --
Retained by AXA Equitable in Separate Account A .......           212,657            48,776                --
                                                         ----------------  ----------------  ----------------
Total net assets ......................................  $    181,637,416  $    121,747,382  $     22,280,810
                                                         ================  ================  ================
Investments in shares of The Trusts, at cost ..........  $    194,532,417  $    113,183,860  $     23,150,324
The Trusts shares held
 Class A ..............................................        25,669,641               422           121,261
 Class B ..............................................         8,363,458         7,444,920         1,911,747

                                                          Multimanager     Multimanager     Multimanager      Multimanager
                                                            Large Cap        Large Cap         Mid Cap          Mid Cap
                                                             Growth            Value           Growth            Value
                                                         ---------------  ---------------  ---------------  ---------------
Assets:
Investments in shares of The Trusts, at fair value ....  $    42,405,079  $    75,610,519  $    89,034,061  $    71,166,148
Receivable for The Trusts shares sold .................               --               --               --               --
Receivable for policy-related transactions ............           42,479           78,946           17,223           43,864
                                                         ---------------  ---------------  ---------------  ---------------
  Total assets ........................................       42,447,558       75,689,465       89,051,284       71,210,012
                                                         ---------------  ---------------  ---------------  ---------------
Liabilities:
Payable for The Trusts shares purchased ...............           42,479           78,946           17,223           43,864
Payable for policy-related transactions ...............               --               --               --               --
                                                         ---------------  ---------------  ---------------  ---------------
  Total liabilities ...................................           42,479           78,946           17,223           43,864
                                                         ---------------  ---------------  ---------------  ---------------
Net Assets ............................................  $    42,405,079  $    75,610,519  $    89,034,061  $    71,166,148
                                                         ===============  ===============  ===============  ===============
Net Assets:
Accumulation Units ....................................       41,221,183       73,951,605       88,997,616       71,135,000
Contracts in payout (annuitization) period ............               --               --               --               --
Retained by AXA Equitable in Separate Account A .......        1,183,896        1,658,914           36,445           31,148
                                                         ---------------  ---------------  ---------------  ---------------
Total net assets ......................................  $    42,405,079  $    75,610,519  $    89,034,061  $    71,166,148
                                                         ===============  ===============  ===============  ===============
Investments in shares of The Trusts, at cost ..........  $    43,830,533  $    79,808,237  $    92,123,784  $    80,383,501
The Trusts shares held
 Class A ..............................................          119,024          142,570               --               --
 Class B ..............................................        4,264,808        6,269,507        9,952,213        7,898,416

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                           Multimanager      Multimanager
                                                            Small Cap          Small Cap       Multimanager
                                                              Growth             Value          Technology
                                                         ----------------  ----------------  ----------------
Assets:
Investments in shares of The Trusts, at fair value ....  $     59,642,217  $    174,570,686  $    129,882,753
Receivable for The Trusts shares sold .................                --            37,677                --
Receivable for policy-related transactions ............            57,017                --           113,884
                                                         ----------------  ----------------  ----------------
  Total assets ........................................        59,699,234       174,608,363       129,996,637
                                                         ----------------  ----------------  ----------------
Liabilities:
Payable for The Trusts shares purchased ...............            57,017                --           113,884
Payable for policy-related transactions ...............                --            37,677                --
                                                         ----------------  ----------------  ----------------
  Total liabilities ...................................            57,017            37,677           113,884
                                                         ----------------  ----------------  ----------------
Net Assets ............................................  $     59,642,217  $    174,570,686  $    129,882,753
                                                         ================  ================  ================
Net Assets:
Accumulation Units ....................................        59,581,126       174,548,466       129,708,644
Contracts in payout (annuitization) period ............                --                --                --
Retained by AXA Equitable in Separate Account A .......            61,091            22,220           174,109
                                                         ----------------  ----------------  ----------------
Total net assets ......................................  $     59,642,217  $    174,570,686  $    129,882,753
                                                         ================  ================  ================
Investments in shares of The Trusts, at cost ..........  $     65,826,101  $    212,186,000  $    112,090,547
The Trusts shares held
 Class A ..............................................                --                --             6,244
 Class B ..............................................         6,795,733        15,530,575        10,001,560


                                                          Target 2015      Target 2025       Target 2035      Target 2045
                                                           Allocation       Allocation        Allocation       Allocation
                                                         ---------------  ---------------  ---------------  ---------------
Assets:
Investments in shares of The Trusts, at fair value ....  $     7,847,027  $     9,226,897  $     4,736,229  $     3,404,200
Receivable for The Trusts shares sold .................               --               --               --               --
Receivable for policy-related transactions ............           33,412           21,942           34,996           21,431
                                                         ---------------  ---------------  ---------------  ---------------
  Total assets ........................................        7,880,439        9,248,839        4,771,225        3,425,631
                                                         ---------------  ---------------  ---------------  ---------------
Liabilities:
Payable for The Trusts shares purchased ...............           33,412           21,713           34,996           21,431
Payable for policy-related transactions ...............               --               --               --               --
                                                         ---------------  ---------------  ---------------  ---------------
  Total liabilities ...................................           33,412           21,713           34,996           21,431
                                                         ---------------  ---------------  ---------------  ---------------
Net Assets ............................................  $     7,847,027  $     9,227,126  $     4,736,229  $     3,404,200
                                                         ===============  ===============  ===============  ===============
Net Assets:
Accumulation Units ....................................        7,845,125        9,227,126        4,735,675        3,403,205
Contracts in payout (annuitization) period ............               --               --               --               --
Retained by AXA Equitable in Separate Account A .......            1,902               --              554              995
                                                         ---------------  ---------------  ---------------  ---------------
Total net assets ......................................  $     7,847,027  $     9,227,126  $     4,736,229  $     3,404,200
                                                         ===============  ===============  ===============  ===============
Investments in shares of The Trusts, at cost ..........  $     8,011,333  $     9,440,068  $     4,822,398  $     3,559,108
The Trusts shares held
 Class A ..............................................               --               --               --               --
 Class B ..............................................          723,255          836,934          422,614          305,028

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007



                                     Contract charges      Unit Value     Units Outstanding (000s)
                                     ----------------   ----------------  ------------------------
AXA Aggressive Allocation .........   Class B 0.50%         $ 162.11                  --
AXA Aggressive Allocation .........   Class B 0.70%         $ 160.73                  --
AXA Aggressive Allocation .........   Class B 0.90%         $ 159.36                   9
AXA Aggressive Allocation .........   Class B 0.95%         $ 159.02                 111
AXA Aggressive Allocation .........   Class B 1.20%         $ 157.32                 150
AXA Aggressive Allocation .........   Class B 1.25%         $  97.11                  --
AXA Aggressive Allocation .........   Class B 1.30%         $ 109.55                  20
AXA Aggressive Allocation .........   Class B 1.34%         $ 156.38                 741
AXA Aggressive Allocation .........   Class B 1.35%         $ 156.31                   3
AXA Aggressive Allocation .........   Class B 1.45%         $ 155.64                  --
AXA Conservative Allocation .......   Class B 0.50%         $ 122.65                  --
AXA Conservative Allocation .......   Class B 0.70%         $ 121.61                  --
AXA Conservative Allocation .......   Class B 0.90%         $ 120.57                   2
AXA Conservative Allocation .......   Class B 0.95%         $ 120.31                  40
AXA Conservative Allocation .......   Class B 1.20%         $ 119.03                 100
AXA Conservative Allocation .......   Class B 1.25%         $ 102.82                   1
AXA Conservative Allocation .......   Class B 1.30%         $ 106.00                   4
AXA Conservative Allocation .......   Class B 1.34%         $ 118.31                 231
AXA Conservative Allocation .......   Class B 1.35%         $ 118.26                  --
AXA Conservative Allocation .......   Class B 1.45%         $ 117.75                  --
AXA Conservative-Plus Allocation ..   Class B 0.50%         $ 130.56                  --
AXA Conservative-Plus Allocation ..   Class B 0.70%         $ 129.44                  --
AXA Conservative-Plus Allocation ..   Class B 0.90%         $ 128.34                   7
AXA Conservative-Plus Allocation ..   Class B 0.95%         $ 128.07                  64
AXA Conservative-Plus Allocation ..   Class B 1.20%         $ 126.70                 145
AXA Conservative-Plus Allocation ..   Class B 1.25%         $ 100.87                  --
AXA Conservative-Plus Allocation ..   Class B 1.30%         $ 106.51                  11
AXA Conservative-Plus Allocation ..   Class B 1.34%         $ 125.94                 406
AXA Conservative-Plus Allocation ..   Class B 1.35%         $ 125.88                   1
AXA Conservative-Plus Allocation ..   Class B 1.45%         $ 125.34                  --
AXA Moderate Allocation ...........   Class A 0.50%         $ 109.30                  --
AXA Moderate Allocation ...........   Class A 0.70%         $ 177.39                  --
AXA Moderate Allocation ...........   Class A 0.90%         $ 212.90                  67
AXA Moderate Allocation ...........   Class A 1.20%         $ 190.05                  27
AXA Moderate Allocation ...........   Class A 1.34%         $  66.55              17,845
AXA Moderate Allocation ...........   Class A 1.35%         $ 225.75                  83
AXA Moderate Allocation ...........   Class A 1.35%         $ 224.33               1,605
AXA Moderate Allocation ...........   Class A 1.45%         $ 144.38                   4
AXA Moderate Allocation ...........   Class B 0.50%         $ 127.43                  --
AXA Moderate Allocation ...........   Class B 0.70%         $ 177.39                   2
AXA Moderate Allocation ...........   Class B 0.70%         $ 137.65                   9
AXA Moderate Allocation ...........   Class B 0.90%         $ 133.43                  19
AXA Moderate Allocation ...........   Class B 0.90%         $ 150.62                  13
AXA Moderate Allocation ...........   Class B 0.95%         $ 134.78                 285
AXA Moderate Allocation ...........   Class B 1.20%         $ 144.41                 821
AXA Moderate Allocation ...........   Class B 1.25%         $  99.38                   3
AXA Moderate Allocation ...........   Class B 1.30%         $ 107.96                  66


                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                          Contract charges      Unit Value     Units Outstanding (000s)
                                                          ----------------   ----------------  ------------------------
AXA Moderate-Plus Allocation ..........................    Class B 0.50%          $ 153.90                 --
AXA Moderate-Plus Allocation ..........................    Class B 0.70%          $ 152.59                  1
AXA Moderate-Plus Allocation ..........................    Class B 0.90%          $ 151.29                 35
AXA Moderate-Plus Allocation ..........................    Class B 0.95%          $ 150.97                385
AXA Moderate-Plus Allocation ..........................    Class B 1.20%          $ 149.35                487
AXA Moderate-Plus Allocation ..........................    Class B 1.25%          $  98.88                 13
AXA Moderate-Plus Allocation ..........................    Class B 1.30%          $ 108.88                 93
AXA Moderate-Plus Allocation ..........................    Class B 1.34%          $ 148.46              2,455
AXA Moderate-Plus Allocation ..........................    Class B 1.35%          $ 148.39                 10
AXA Moderate-Plus Allocation ..........................    Class B 1.45%          $ 147.76                  1
EQ/AllianceBernstein Common Stock .....................    Class A 0.50%          $ 107.52                  2
EQ/AllianceBernstein Common Stock .....................    Class A 0.70%          $ 164.19                 --
EQ/AllianceBernstein Common Stock .....................    Class A 0.74%          $ 517.53                 93
EQ/AllianceBernstein Common Stock .....................    Class A 0.74%          $ 560.59                 33
EQ/AllianceBernstein Common Stock .....................    Class A 0.90%          $ 233.16                 67
EQ/AllianceBernstein Common Stock .....................    Class A 1.20%          $ 192.89                 17
EQ/AllianceBernstein Common Stock .....................    Class A 1.34%          $ 384.25                 18
EQ/AllianceBernstein Common Stock .....................    Class A 1.35%          $ 297.34              2,259
EQ/AllianceBernstein Common Stock .....................    Class A 1.35%          $ 310.68                110
EQ/AllianceBernstein Common Stock .....................    Class A 1.45%          $ 119.86                 25
EQ/AllianceBernstein Common Stock .....................    Class A 1.49%          $ 384.25              6,992
EQ/AllianceBernstein Common Stock .....................    Class B 0.50%          $ 105.11                 --
EQ/AllianceBernstein Common Stock .....................    Class B 0.70%          $ 164.19                 12
EQ/AllianceBernstein Common Stock .....................    Class B 0.70%          $ 109.29                 --
EQ/AllianceBernstein Common Stock .....................    Class B 0.90%          $ 112.55                 29
EQ/AllianceBernstein Common Stock .....................    Class B 0.90%          $ 125.96                  7
EQ/AllianceBernstein Common Stock .....................    Class B 0.95%          $ 107.01                407
EQ/AllianceBernstein Common Stock .....................    Class B 1.20%          $ 119.90              1,018
EQ/AllianceBernstein Common Stock .....................    Class B 1.25%          $  95.05                 --
EQ/AllianceBernstein Common Stock .....................    Class B 1.30%          $ 106.21                 22
EQ/AllianceBernstein Intermediate Government Securities    Class A 0.50%          $ 107.06                 --
EQ/AllianceBernstein Intermediate Government Securities    Class A 0.70%          $ 153.38                 --
EQ/AllianceBernstein Intermediate Government Securities    Class A 0.74%          $  85.75                 32
EQ/AllianceBernstein Intermediate Government Securities    Class A 0.90%          $ 165.32                  3
EQ/AllianceBernstein Intermediate Government Securities    Class A 1.20%          $ 152.20                  1
EQ/AllianceBernstein Intermediate Government Securities    Class A 1.34%          $ 169.61                504
EQ/AllianceBernstein Intermediate Government Securities    Class A 1.35%          $ 163.45                 13
EQ/AllianceBernstein Intermediate Government Securities    Class A 1.45%          $ 137.16                  1
EQ/AllianceBernstein Intermediate Government Securities    Class B 0.50%          $ 136.21                 --
EQ/AllianceBernstein Intermediate Government Securities    Class B 0.70%          $ 153.38                 --
EQ/AllianceBernstein Intermediate Government Securities    Class B 0.70%          $ 140.76                 --
EQ/AllianceBernstein Intermediate Government Securities    Class B 0.90%          $ 141.06                  2
EQ/AllianceBernstein Intermediate Government Securities    Class B 0.95%          $ 137.83                 98
EQ/AllianceBernstein Intermediate Government Securities    Class B 1.20%          $ 137.19                124
EQ/AllianceBernstein Intermediate Government Securities    Class B 1.25%          $ 105.16                 --
EQ/AllianceBernstein Intermediate Government Securities    Class B 1.30%          $ 105.74                  1
EQ/AllianceBernstein International ....................    Class A 0.50%          $ 118.10                  1
EQ/AllianceBernstein International ....................    Class A 0.50%          $ 156.05                  1
EQ/AllianceBernstein International ....................    Class A 0.70%          $ 186.32                 --
EQ/AllianceBernstein International ....................    Class A 0.90%          $ 200.46                 36
EQ/AllianceBernstein International ....................    Class A 1.20%          $ 177.32                 16
EQ/AllianceBernstein International ....................    Class A 1.34%          $ 197.62              4,096


                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
EQ/AllianceBernstein International ....................   Class A 1.35%        $ 197.37                  93
EQ/AllianceBernstein International ....................   Class A 1.45%        $ 154.56                   4
EQ/AllianceBernstein International ....................   Class B 0.70%        $ 161.45                  --
EQ/AllianceBernstein International ....................   Class B 0.70%        $ 186.32                   2
EQ/AllianceBernstein International ....................   Class B 0.90%        $ 164.52                  11
EQ/AllianceBernstein International ....................   Class B 0.95%        $ 158.09                 268
EQ/AllianceBernstein International ....................   Class B 1.20%        $ 154.42                 488
EQ/AllianceBernstein International ....................   Class B 1.25%        $  96.39                   1
EQ/AllianceBernstein International ....................   Class B 1.30%        $ 116.66                  17
EQ/AllianceBernstein Large Cap Growth .................   Class B 0.50%        $  75.03                  --
EQ/AllianceBernstein Large Cap Growth .................   Class B 0.70%        $  81.95                  --
EQ/AllianceBernstein Large Cap Growth .................   Class B 0.90%        $  80.58                   9
EQ/AllianceBernstein Large Cap Growth .................   Class B 0.95%        $  80.24                 149
EQ/AllianceBernstein Large Cap Growth .................   Class B 1.20%        $  78.56                 223
EQ/AllianceBernstein Large Cap Growth .................   Class B 1.25%        $ 104.11                  --
EQ/AllianceBernstein Large Cap Growth .................   Class B 1.30%        $ 115.96                   1
EQ/AllianceBernstein Large Cap Growth .................   Class B 1.34%        $  77.63               1,480
EQ/AllianceBernstein Large Cap Growth .................   Class B 1.35%        $  77.56                   7
EQ/AllianceBernstein Large Cap Growth .................   Class B 1.45%        $  76.91                   1
EQ/AllianceBernstein Quality Bond .....................   Class A 0.50%        $ 105.12                  --
EQ/AllianceBernstein Quality Bond .....................   Class A 0.70%        $ 158.62                  --
EQ/AllianceBernstein Quality Bond .....................   Class A 0.90%        $ 176.45                   6
EQ/AllianceBernstein Quality Bond .....................   Class A 1.20%        $ 158.68                   1
EQ/AllianceBernstein Quality Bond .....................   Class A 1.34%        $ 177.18                 670
EQ/AllianceBernstein Quality Bond .....................   Class A 1.35%        $ 186.75                  14
EQ/AllianceBernstein Quality Bond .....................   Class A 1.45%        $ 139.74                  --
EQ/AllianceBernstein Quality Bond .....................   Class B 0.50%        $ 139.64                  --
EQ/AllianceBernstein Quality Bond .....................   Class B 0.70%        $ 158.62                  --
EQ/AllianceBernstein Quality Bond .....................   Class B 0.70%        $ 144.56                  --
EQ/AllianceBernstein Quality Bond .....................   Class B 0.90%        $ 143.64                   5
EQ/AllianceBernstein Quality Bond .....................   Class B 0.95%        $ 141.55                 111
EQ/AllianceBernstein Quality Bond .....................   Class B 1.20%        $ 139.83                 124
EQ/AllianceBernstein Quality Bond .....................   Class B 1.25%        $ 103.54                  --
EQ/AllianceBernstein Quality Bond .....................   Class B 1.30%        $ 103.82                   1
EQ/AllianceBernstein Small Cap Growth .................   Class A 0.50%        $ 120.87                   1
EQ/AllianceBernstein Small Cap Growth .................   Class A 0.70%        $ 178.75                  --
EQ/AllianceBernstein Small Cap Growth .................   Class A 0.90%        $ 225.25                  12
EQ/AllianceBernstein Small Cap Growth .................   Class A 1.20%        $ 218.08                   3
EQ/AllianceBernstein Small Cap Growth .................   Class A 1.34%        $ 214.81               1,500
EQ/AllianceBernstein Small Cap Growth .................   Class A 1.35%        $ 214.57                  19
EQ/AllianceBernstein Small Cap Growth .................   Class A 1.45%        $ 155.92                   2
EQ/AllianceBernstein Small Cap Growth .................   Class B 0.50%        $ 116.77                  --
EQ/AllianceBernstein Small Cap Growth .................   Class B 0.70%        $ 178.75                   2
EQ/AllianceBernstein Small Cap Growth .................   Class B 0.70%        $ 193.94                  --
EQ/AllianceBernstein Small Cap Growth .................   Class B 0.90%        $ 160.90                   4
EQ/AllianceBernstein Small Cap Growth .................   Class B 0.95%        $ 189.90                 126
EQ/AllianceBernstein Small Cap Growth .................   Class B 1.20%        $ 155.98                 215
EQ/AllianceBernstein Small Cap Growth .................   Class B 1.25%        $  99.28                   1
EQ/AllianceBernstein Small Cap Growth .................   Class B 1.30%        $ 119.40                   5
EQ/AllianceBernstein Value ............................   Class A 0.50%        $ 155.34                  --
EQ/AllianceBernstein Value ............................   Class A 0.70%        $ 141.72                   5
EQ/AllianceBernstein Value ............................   Class A 0.90%        $ 139.36                  72


                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
EQ/AllianceBernstein Value ............................  Class A 1.20%         $ 135.87                  42
EQ/AllianceBernstein Value ............................  Class A 1.34%         $ 134.27               9,158
EQ/AllianceBernstein Value ............................  Class A 1.35%         $ 134.15                 102
EQ/AllianceBernstein Value ............................  Class A 1.45%         $ 142.29                   8
EQ/AllianceBernstein Value ............................  Class B 0.50%         $ 155.18                   1
EQ/AllianceBernstein Value ............................  Class B 0.70%         $ 141.58                  13
EQ/AllianceBernstein Value ............................  Class B 0.90%         $ 139.22                  16
EQ/AllianceBernstein Value ............................  Class B 0.95%         $ 147.02                 494
EQ/AllianceBernstein Value ............................  Class B 1.20%         $ 135.72               1,183
EQ/AllianceBernstein Value ............................  Class B 1.25%         $  88.84                   1
EQ/AllianceBernstein Value ............................  Class B 1.30%         $  98.09                  18
EQ/Ariel Appreciation II ..............................  Class B 0.50%         $ 112.93                  --
EQ/Ariel Appreciation II ..............................  Class B 0.70%         $ 112.42                  --
EQ/Ariel Appreciation II ..............................  Class B 0.90%         $ 111.91                  --
EQ/Ariel Appreciation II ..............................  Class B 0.95%         $ 111.79                   4
EQ/Ariel Appreciation II ..............................  Class B 1.20%         $ 111.16                  11
EQ/Ariel Appreciation II ..............................  Class B 1.25%         $  88.34                  --
EQ/Ariel Appreciation II ..............................  Class B 1.30%         $ 100.82                  --
EQ/Ariel Appreciation II ..............................  Class B 1.34%         $ 110.80                  14
EQ/Ariel Appreciation II ..............................  Class B 1.35%         $ 110.78                  --
EQ/Ariel Appreciation II ..............................  Class B 1.45%         $ 110.53                  --
EQ/AXA Rosenberg Value Long/Short Equity ..............  Class B 0.50%         $ 114.05                  --
EQ/AXA Rosenberg Value Long/Short Equity ..............  Class B 0.70%         $ 111.87                  --
EQ/AXA Rosenberg Value Long/Short Equity ..............  Class B 0.90%         $ 112.11                  --
EQ/AXA Rosenberg Value Long/Short Equity ..............  Class B 0.95%         $ 111.87                  14
EQ/AXA Rosenberg Value Long/Short Equity ..............  Class B 1.20%         $ 110.68                  17
EQ/AXA Rosenberg Value Long/Short Equity ..............  Class B 1.25%         $ 100.29                  --
EQ/AXA Rosenberg Value Long/Short Equity ..............  Class B 1.30%         $ 100.94                  --
EQ/AXA Rosenberg Value Long/Short Equity ..............  Class B 1.34%         $ 110.01                  50
EQ/AXA Rosenberg Value Long/Short Equity ..............  Class B 1.35%         $ 109.96                  --
EQ/AXA Rosenberg Value Long/Short Equity ..............  Class B 1.45%         $ 109.49                  --
EQ/BlackRock Basic Value Equity .......................  Class B 0.50%         $ 158.23                  --
EQ/BlackRock Basic Value Equity .......................  Class B 0.70%         $ 198.37                  --
EQ/BlackRock Basic Value Equity .......................  Class B 0.90%         $ 190.15                   4
EQ/BlackRock Basic Value Equity .......................  Class B 0.90%         $ 194.62                  12
EQ/BlackRock Basic Value Equity .......................  Class B 0.95%         $ 161.83                 155
EQ/BlackRock Basic Value Equity .......................  Class B 1.20%         $ 187.68                 266
EQ/BlackRock Basic Value Equity .......................  Class B 1.20%         $ 189.11                   4
EQ/BlackRock Basic Value Equity .......................  Class B 1.25%         $  91.70                   1
EQ/BlackRock Basic Value Equity .......................  Class B 1.30%         $ 104.10                   4
EQ/BlackRock Basic Value Equity .......................  Class B 1.34%         $ 241.63               1,248
EQ/BlackRock Basic Value Equity .......................  Class B 1.35%         $ 186.41                  10
EQ/BlackRock Basic Value Equity .......................  Class B 1.45%         $ 183.24                   2

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
EQ/BlackRock International Value ......................  Class B 0.50%         $ 145.75                  --
EQ/BlackRock International Value ......................  Class B 0.70%         $ 178.16                  10
EQ/BlackRock International Value ......................  Class B 0.90%         $ 175.18                  20
EQ/BlackRock International Value ......................  Class B 0.95%         $ 174.45                 183
EQ/BlackRock International Value ......................  Class B 1.20%         $ 170.79                 237
EQ/BlackRock International Value ......................  Class B 1.25%         $  98.44                  --
EQ/BlackRock International Value ......................  Class B 1.30%         $ 113.87                   5
EQ/BlackRock International Value ......................  Class B 1.34%         $ 168.78               1,600
EQ/BlackRock International Value ......................  Class B 1.35%         $ 168.64                  18
EQ/BlackRock International Value ......................  Class B 1.45%         $ 183.08                   1
EQ/Boston Advisors Equity Income ......................  Class B 0.50%         $ 134.77                  --
EQ/Boston Advisors Equity Income ......................  Class B 0.70%         $ 133.89                  --
EQ/Boston Advisors Equity Income ......................  Class B 0.90%         $ 133.03                   2
EQ/Boston Advisors Equity Income ......................  Class B 0.95%         $ 132.81                  31
EQ/Boston Advisors Equity Income ......................  Class B 1.20%         $ 131.73                  72
EQ/Boston Advisors Equity Income ......................  Class B 1.25%         $  94.66                  --
EQ/Boston Advisors Equity Income ......................  Class B 1.30%         $ 106.97                   6
EQ/Boston Advisors Equity Income ......................  Class B 1.34%         $ 131.14                 333
EQ/Boston Advisors Equity Income ......................  Class B 1.35%         $ 131.09                   1
EQ/Boston Advisors Equity Income ......................  Class B 1.45%         $ 130.66                  --
EQ/Calvert Socially Responsible .......................  Class B 0.50%         $  94.90                  --
EQ/Calvert Socially Responsible .......................  Class B 0.70%         $ 105.61                   1
EQ/Calvert Socially Responsible .......................  Class B 0.90%         $ 103.84                   3
EQ/Calvert Socially Responsible .......................  Class B 0.95%         $ 132.58                   5
EQ/Calvert Socially Responsible .......................  Class B 1.20%         $ 101.24                  12
EQ/Calvert Socially Responsible .......................  Class B 1.25%         $ 101.62                  --
EQ/Calvert Socially Responsible .......................  Class B 1.30%         $ 112.07                  --
EQ/Calvert Socially Responsible .......................  Class B 1.34%         $ 100.04                 196
EQ/Calvert Socially Responsible .......................  Class B 1.35%         $  99.96                   1
EQ/Calvert Socially Responsible .......................  Class B 1.45%         $ 128.45                  --
EQ/Capital Guardian Growth ............................  Class B 0.50%         $  72.73                  --
EQ/Capital Guardian Growth ............................  Class B 0.70%         $  82.77                  --
EQ/Capital Guardian Growth ............................  Class B 0.90%         $  81.39                   1
EQ/Capital Guardian Growth ............................  Class B 0.95%         $  81.04                  20
EQ/Capital Guardian Growth ............................  Class B 1.20%         $  79.35                  43
EQ/Capital Guardian Growth ............................  Class B 1.25%         $  97.10                  --
EQ/Capital Guardian Growth ............................  Class B 1.30%         $ 105.87                  --
EQ/Capital Guardian Growth ............................  Class B 1.34%         $  78.41                 163
EQ/Capital Guardian Growth ............................  Class B 1.35%         $  78.35                   1
EQ/Capital Guardian Growth ............................  Class B 1.45%         $ 104.44                  --
EQ/Capital Guardian Research ..........................  Class B 0.50%         $ 126.86                  --
EQ/Capital Guardian Research ..........................  Class B 0.70%         $ 139.36                   1
EQ/Capital Guardian Research ..........................  Class B 0.90%         $ 137.03                  25
EQ/Capital Guardian Research ..........................  Class B 0.95%         $ 136.45                 117
EQ/Capital Guardian Research ..........................  Class B 1.20%         $ 133.60                 370
EQ/Capital Guardian Research ..........................  Class B 1.25%         $  93.93                  --
EQ/Capital Guardian Research ..........................  Class B 1.30%         $ 102.69                   1
EQ/Capital Guardian Research ..........................  Class B 1.34%         $ 132.02               1,410
EQ/Capital Guardian Research ..........................  Class B 1.35%         $ 131.91                   9
EQ/Capital Guardian Research ..........................  Class B 1.45%         $ 130.80                   3


                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                         Contract charges      Unit Value     Units Outstanding (000s)
                                                         ----------------   ----------------  ------------------------
EQ/Caywood-Scholl High Yield Bond .....................   Class B 0.50%         $ 114.90                   --
EQ/Caywood-Scholl High Yield Bond .....................   Class B 0.70%         $ 114.28                   --
EQ/Caywood-Scholl High Yield Bond .....................   Class B 0.90%         $ 113.67                    1
EQ/Caywood-Scholl High Yield Bond .....................   Class B 0.95%         $ 113.52                   44
EQ/Caywood-Scholl High Yield Bond .....................   Class B 1.20%         $ 112.76                   45
EQ/Caywood-Scholl High Yield Bond .....................   Class B 1.25%         $ 100.04                   --
EQ/Caywood-Scholl High Yield Bond .....................   Class B 1.30%         $ 103.77                    2
EQ/Caywood-Scholl High Yield Bond .....................   Class B 1.34%         $ 112.33                  152
EQ/Caywood-Scholl High Yield Bond .....................   Class B 1.35%         $ 112.30                   --
EQ/Caywood-Scholl High Yield Bond .....................   Class B 1.45%         $ 112.00                   --
EQ/Davis New York Venture .............................   Class B 0.50%         $  97.46                   --
EQ/Davis New York Venture .............................   Class B 0.70%         $  97.33                   --
EQ/Davis New York Venture .............................   Class B 0.90%         $ 111.68                    1
EQ/Davis New York Venture .............................   Class B 0.90%         $  97.21                    1
EQ/Davis New York Venture .............................   Class B 0.95%         $  97.18                   12
EQ/Davis New York Venture .............................   Class B 1.20%         $  97.03                    8
EQ/Davis New York Venture .............................   Class B 1.25%         $  95.94                   --
EQ/Davis New York Venture .............................   Class B 1.30%         $  97.08                    2
EQ/Davis New York Venture .............................   Class B 1.34%         $  96.94                   37
EQ/Davis New York Venture .............................   Class B 1.34%         $ 111.03                   --
EQ/Davis New York Venture .............................   Class B 1.35%         $ 111.02                    3
EQ/Davis New York Venture .............................   Class B 1.45%         $  96.87                   --
EQ/Equity 500 Index ...................................   Class A 0.50%         $ 108.06                   --
EQ/Equity 500 Index ...................................   Class A 0.70%         $ 165.68                   --
EQ/Equity 500 Index ...................................   Class A 0.90%         $ 235.57                   28
EQ/Equity 500 Index ...................................   Class A 1.20%         $ 195.29                   16
EQ/Equity 500 Index ...................................   Class A 1.34%         $ 322.33                2,757
EQ/Equity 500 Index ...................................   Class A 1.35%         $ 321.88                   47
EQ/Equity 500 Index ...................................   Class A 1.45%         $ 121.98                   10
EQ/Equity 500 Index ...................................   Class B 0.50%         $ 107.91                   --
EQ/Equity 500 Index ...................................   Class B 0.70%         $ 165.68                    5
EQ/Equity 500 Index ...................................   Class B 0.70%         $ 109.75                   12
EQ/Equity 500 Index ...................................   Class B 0.90%         $ 127.68                   11
EQ/Equity 500 Index ...................................   Class B 0.95%         $ 107.46                  217
EQ/Equity 500 Index ...................................   Class B 1.20%         $ 122.02                  649
EQ/Equity 500 Index ...................................   Class B 1.25%         $  95.03                   --
EQ/Equity 500 Index ...................................   Class B 1.30%         $ 106.74                    8
EQ/Evergreen International Bond .......................   Class B 0.50%         $ 109.34                   --
EQ/Evergreen International Bond .......................   Class B 0.70%         $ 108.84                   --
EQ/Evergreen International Bond .......................   Class B 0.90%         $ 108.35                    1
EQ/Evergreen International Bond .......................   Class B 0.95%         $ 108.23                   42
EQ/Evergreen International Bond .......................   Class B 1.20%         $ 107.62                   37
EQ/Evergreen International Bond .......................   Class B 1.25%         $ 108.14                   --
EQ/Evergreen International Bond .......................   Class B 1.30%         $ 109.81                    2
EQ/Evergreen International Bond .......................   Class B 1.34%         $ 107.28                  131
EQ/Evergreen International Bond .......................   Class B 1.35%         $ 107.26                   --
EQ/Evergreen International Bond .......................   Class B 1.45%         $ 107.01                   --
EQ/Evergreen Omega ....................................   Class B 0.50%         $ 100.16                   --
EQ/Evergreen Omega ....................................   Class B 0.70%         $ 101.91                   --
EQ/Evergreen Omega ....................................   Class B 0.90%         $ 100.21                    2
EQ/Evergreen Omega ....................................   Class B 0.95%         $  99.78                   33
EQ/Evergreen Omega ....................................   Class B 1.20%         $  97.69                   41


                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
EQ/Evergreen Omega ....................................  Class B 1.25%         $  99.32                 --
EQ/Evergreen Omega ....................................  Class B 1.30%         $ 113.87                  1
EQ/Evergreen Omega ....................................  Class B 1.34%         $  96.54                218
EQ/Evergreen Omega ....................................  Class B 1.35%         $  96.46                 --
EQ/Evergreen Omega ....................................  Class B 1.45%         $  95.65                 --
EQ/FI Mid Cap .........................................  Class B 0.50%         $ 149.37                 --
EQ/FI Mid Cap .........................................  Class B 0.70%         $ 143.79                  9
EQ/FI Mid Cap .........................................  Class B 0.90%         $ 141.69                 24
EQ/FI Mid Cap .........................................  Class B 0.95%         $ 141.16                202
EQ/FI Mid Cap .........................................  Class B 1.20%         $ 138.57                531
EQ/FI Mid Cap .........................................  Class B 1.25%         $  95.26                  1
EQ/FI Mid Cap .........................................  Class B 1.30%         $ 111.60                  4
EQ/FI Mid Cap .........................................  Class B 1.34%         $ 137.14              1,869
EQ/FI Mid Cap .........................................  Class B 1.35%         $ 137.04                  3
EQ/FI Mid Cap .........................................  Class B 1.45%         $ 136.02                  1
EQ/Franklin Income ....................................  Class B 0.50%         $ 106.18                 --
EQ/Franklin Income ....................................  Class B 0.70%         $ 105.90                  5
EQ/Franklin Income ....................................  Class B 0.90%         $ 105.62                  7
EQ/Franklin Income ....................................  Class B 0.95%         $ 105.55                 82
EQ/Franklin Income ....................................  Class B 1.20%         $ 105.20                149
EQ/Franklin Income ....................................  Class B 1.25%         $  96.80                 --
EQ/Franklin Income ....................................  Class B 1.30%         $ 103.43                 12
EQ/Franklin Income ....................................  Class B 1.34%         $ 105.01                570
EQ/Franklin Income ....................................  Class B 1.35%         $ 104.99                 --
EQ/Franklin Income ....................................  Class B 1.45%         $ 104.85                 --
EQ/Franklin Small Cap Value ...........................  Class B 0.50%         $  98.64                 --
EQ/Franklin Small Cap Value ...........................  Class B 0.70%         $  98.38                 --
EQ/Franklin Small Cap Value ...........................  Class B 0.90%         $  98.12                 --
EQ/Franklin Small Cap Value ...........................  Class B 0.95%         $  98.06                  5
EQ/Franklin Small Cap Value ...........................  Class B 1.20%         $  97.73                 10
EQ/Franklin Small Cap Value ...........................  Class B 1.25%         $  81.76                 --
EQ/Franklin Small Cap Value ...........................  Class B 1.30%         $  93.11                  1
EQ/Franklin Small Cap Value ...........................  Class B 1.34%         $  97.55                 50
EQ/Franklin Small Cap Value ...........................  Class B 1.35%         $  97.54                 --
EQ/Franklin Small Cap Value ...........................  Class B 1.45%         $  97.41                 --
EQ/Franklin Templeton Founding Strategy ...............  Class B 0.50%         $  95.67                 --
EQ/Franklin Templeton Founding Strategy ...............  Class B 0.70%         $  95.55                 --
EQ/Franklin Templeton Founding Strategy ...............  Class B 0.90%         $  95.43                  1
EQ/Franklin Templeton Founding Strategy ...............  Class B 0.95%         $  95.40                 34
EQ/Franklin Templeton Founding Strategy ...............  Class B 1.20%         $  95.25                 69
EQ/Franklin Templeton Founding Strategy ...............  Class B 1.25%         $  94.37                 --
EQ/Franklin Templeton Founding Strategy ...............  Class B 1.30%         $  95.29                 12
EQ/Franklin Templeton Founding Strategy ...............  Class B 1.34%         $  95.16                176
EQ/Franklin Templeton Founding Strategy ...............  Class B 1.45%         $  95.10                 --
EQ/GAMCO Mergers and Acquisitions .....................  Class B 0.50%         $ 121.36                 --
EQ/GAMCO Mergers and Acquisitions .....................  Class B 0.70%         $ 120.71                 --
EQ/GAMCO Mergers and Acquisitions .....................  Class B 0.90%         $ 120.07                 --
EQ/GAMCO Mergers and Acquisitions .....................  Class B 0.95%         $ 119.91                 21
EQ/GAMCO Mergers and Acquisitions .....................  Class B 1.20%         $ 119.10                 21
EQ/GAMCO Mergers and Acquisitions .....................  Class B 1.25%         $  95.62                 --
EQ/GAMCO Mergers and Acquisitions .....................  Class B 1.30%         $ 104.40                  1
EQ/GAMCO Mergers and Acquisitions .....................  Class B 1.34%         $ 118.65                 64


                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
EQ/GAMCO Mergers and Acquisitions .....................  Class B 1.34%        $ 118.65                    1
EQ/GAMCO Mergers and Acquisitions .....................  Class B 1.35%        $ 118.62                   --
EQ/GAMCO Mergers and Acquisitions .....................  Class B 1.45%        $ 118.30                   --
EQ/GAMCO Small Company Value ..........................  Class B 0.50%        $ 151.41                   --
EQ/GAMCO Small Company Value ..........................  Class B 0.70%        $ 150.43                    2
EQ/GAMCO Small Company Value ..........................  Class B 0.90%        $ 149.46                    5
EQ/GAMCO Small Company Value ..........................  Class B 0.95%        $ 149.22                   71
EQ/GAMCO Small Company Value ..........................  Class B 1.20%        $ 148.00                  128
EQ/GAMCO Small Company Value ..........................  Class B 1.25%        $  94.52                    1
EQ/GAMCO Small Company Value ..........................  Class B 1.30%        $ 112.05                    9
EQ/GAMCO Small Company Value ..........................  Class B 1.34%        $ 147.33                  647
EQ/GAMCO Small Company Value ..........................  Class B 1.35%        $ 147.28                    3
EQ/GAMCO Small Company Value ..........................  Class B 1.45%        $ 146.80                   --
EQ/International Growth ...............................  Class B 0.50%        $ 167.16                   --
EQ/International Growth ...............................  Class B 0.70%        $ 166.26                   --
EQ/International Growth ...............................  Class B 0.90%        $ 165.37                    2
EQ/International Growth ...............................  Class B 0.95%        $ 165.15                   20
EQ/International Growth ...............................  Class B 1.20%        $ 164.04                   40
EQ/International Growth ...............................  Class B 1.25%        $ 101.57                   --
EQ/International Growth ...............................  Class B 1.30%        $ 121.38                   --
EQ/International Growth ...............................  Class B 1.34%        $ 163.42                  160
EQ/International Growth ...............................  Class B 1.34%        $ 163.42                    5
EQ/International Growth ...............................  Class B 1.35%        $ 163.38                   --
EQ/International Growth ...............................  Class B 1.45%        $ 162.94                   --
EQ/JPMorgan Core Bond .................................  Class B 0.50%        $ 124.31                   --
EQ/JPMorgan Core Bond .................................  Class B 0.70%        $ 122.80                    3
EQ/JPMorgan Core Bond .................................  Class B 0.90%        $ 121.31                    6
EQ/JPMorgan Core Bond .................................  Class B 0.95%        $ 120.94                  241
EQ/JPMorgan Core Bond .................................  Class B 1.20%        $ 119.09                  159
EQ/JPMorgan Core Bond .................................  Class B 1.25%        $ 102.18                   --
EQ/JPMorgan Core Bond .................................  Class B 1.30%        $ 102.44                    5
EQ/JPMorgan Core Bond .................................  Class B 1.34%        $ 118.07                  748
EQ/JPMorgan Core Bond .................................  Class B 1.35%        $ 118.00                    1
EQ/JPMorgan Core Bond .................................  Class B 1.45%        $ 117.27                    1
EQ/JPMorgan Value Opportunities .......................  Class B 0.50%        $ 132.31                   --
EQ/JPMorgan Value Opportunities .......................  Class B 0.70%        $ 132.08                   --
EQ/JPMorgan Value Opportunities .......................  Class B 0.90%        $ 128.17                   --
EQ/JPMorgan Value Opportunities .......................  Class B 0.90%        $ 129.59                    7
EQ/JPMorgan Value Opportunities .......................  Class B 0.95%        $ 119.88                   20
EQ/JPMorgan Value Opportunities .......................  Class B 1.20%        $ 124.59                   38
EQ/JPMorgan Value Opportunities .......................  Class B 1.20%        $ 125.92                    2
EQ/JPMorgan Value Opportunities .......................  Class B 1.25%        $  90.10                   --
EQ/JPMorgan Value Opportunities .......................  Class B 1.30%        $ 101.59                    1
EQ/JPMorgan Value Opportunities .......................  Class B 1.34%        $ 156.76                  351
EQ/JPMorgan Value Opportunities .......................  Class B 1.35%        $ 124.12                   11
EQ/JPMorgan Value Opportunities .......................  Class B 1.45%        $ 121.64                    1
EQ/Legg Mason Value Equity ............................  Class B 0.50%        $ 106.08                   --
EQ/Legg Mason Value Equity ............................  Class B 0.70%        $ 105.61                   --
EQ/Legg Mason Value Equity ............................  Class B 0.90%        $ 105.13                    1
EQ/Legg Mason Value Equity ............................  Class B 0.95%        $ 105.01                   21
EQ/Legg Mason Value Equity ............................  Class B 1.20%        $ 104.42                   49
EQ/Legg Mason Value Equity ............................  Class B 1.25%        $  87.93                   --


                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
EQ/Legg Mason Value Equity ............................  Class B 1.30%        $  96.64                   1
EQ/Legg Mason Value Equity ............................  Class B 1.34%        $ 104.09                 128
EQ/Legg Mason Value Equity ............................  Class B 1.35%        $ 104.07                   1
EQ/Legg Mason Value Equity ............................  Class B 1.45%        $ 103.83                  --
EQ/Long Term Bond .....................................  Class B 0.50%        $ 108.86                  --
EQ/Long Term Bond .....................................  Class B 0.70%        $ 108.28                  --
EQ/Long Term Bond .....................................  Class B 0.90%        $ 107.70                   1
EQ/Long Term Bond .....................................  Class B 0.95%        $ 107.56                  34
EQ/Long Term Bond .....................................  Class B 1.20%        $ 106.83                  41
EQ/Long Term Bond .....................................  Class B 1.25%        $ 109.49                  --
EQ/Long Term Bond .....................................  Class B 1.30%        $ 106.43                  --
EQ/Long Term Bond .....................................  Class B 1.34%        $ 106.43                 147
EQ/Long Term Bond .....................................  Class B 1.35%        $ 106.40                  --
EQ/Long Term Bond .....................................  Class B 1.45%        $ 106.12                  --
EQ/Lord Abbett Growth and Income ......................  Class B 0.50%        $ 127.98                  --
EQ/Lord Abbett Growth and Income ......................  Class B 0.70%        $ 127.29                  --
EQ/Lord Abbett Growth and Income ......................  Class B 0.90%        $ 126.61                   1
EQ/Lord Abbett Growth and Income ......................  Class B 0.95%        $ 126.44                  10
EQ/Lord Abbett Growth and Income ......................  Class B 1.20%        $ 125.59                  13
EQ/Lord Abbett Growth and Income ......................  Class B 1.25%        $  96.60                  --
EQ/Lord Abbett Growth and Income ......................  Class B 1.30%        $ 105.22                  --
EQ/Lord Abbett Growth and Income ......................  Class B 1.34%        $ 125.12                 105
EQ/Lord Abbett Growth and Income ......................  Class B 1.35%        $ 125.08                   1
EQ/Lord Abbett Growth and Income ......................  Class B 1.45%        $ 124.75                  --
EQ/Lord Abbett Large Cap Core .........................  Class B 0.50%        $ 131.15                  --
EQ/Lord Abbett Large Cap Core .........................  Class B 0.70%        $ 130.45                  --
EQ/Lord Abbett Large Cap Core .........................  Class B 0.90%        $ 129.75                  --
EQ/Lord Abbett Large Cap Core .........................  Class B 0.95%        $ 129.57                   6
EQ/Lord Abbett Large Cap Core .........................  Class B 1.20%        $ 128.70                  10
EQ/Lord Abbett Large Cap Core .........................  Class B 1.25%        $ 101.27                  --
EQ/Lord Abbett Large Cap Core .........................  Class B 1.30%        $ 112.11                  --
EQ/Lord Abbett Large Cap Core .........................  Class B 1.34%        $ 128.70                  --
EQ/Lord Abbett Large Cap Core .........................  Class B 1.34%        $ 128.22                  38
EQ/Lord Abbett Large Cap Core .........................  Class B 1.35%        $ 128.18                  --
EQ/Lord Abbett Large Cap Core .........................  Class B 1.45%        $ 127.84                  --
EQ/Lord Abbett Mid Cap Value ..........................  Class B 0.50%        $ 125.51                  --
EQ/Lord Abbett Mid Cap Value ..........................  Class B 0.70%        $ 124.84                  --
EQ/Lord Abbett Mid Cap Value ..........................  Class B 0.90%        $ 124.17                   2
EQ/Lord Abbett Mid Cap Value ..........................  Class B 0.95%        $ 124.00                  27
EQ/Lord Abbett Mid Cap Value ..........................  Class B 1.20%        $ 123.17                  38
EQ/Lord Abbett Mid Cap Value ..........................  Class B 1.25%        $  88.65                  --
EQ/Lord Abbett Mid Cap Value ..........................  Class B 1.30%        $ 103.08                   1
EQ/Lord Abbett Mid Cap Value ..........................  Class B 1.34%        $ 122.70                 162
EQ/Lord Abbett Mid Cap Value ..........................  Class B 1.34%        $ 123.17                  --
EQ/Lord Abbett Mid Cap Value ..........................  Class B 1.35%        $ 122.67                   1
EQ/Lord Abbett Mid Cap Value ..........................  Class B 1.45%        $ 122.34                  --
EQ/Marsico Focus ......................................  Class B 0.50%        $ 182.16                   1
EQ/Marsico Focus ......................................  Class B 0.70%        $ 179.88                   3
EQ/Marsico Focus ......................................  Class B 0.90%        $ 177.63                  21
EQ/Marsico Focus ......................................  Class B 0.95%        $ 177.07                 238
EQ/Marsico Focus ......................................  Class B 1.20%        $ 174.30                 326
EQ/Marsico Focus ......................................  Class B 1.25%        $ 108.07                   1


                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
EQ/Marsico Focus ......................................   Class B 1.30%        $ 118.26                   8
EQ/Marsico Focus ......................................   Class B 1.34%        $ 172.77               1,770
EQ/Marsico Focus ......................................   Class B 1.35%        $ 172.66                   5
EQ/Marsico Focus ......................................   Class B 1.45%        $ 171.57                   1
EQ/Money Market .......................................   Class A 0.50%        $ 105.25
EQ/Money Market .......................................   Class A 0.70%        $ 134.00                   1
EQ/Money Market .......................................   Class A 0.74%        $  47.16                  61
EQ/Money Market .......................................   Class A 0.90%        $ 140.86                  26
EQ/Money Market .......................................   Class A 1.20%        $ 132.18                   1
EQ/Money Market .......................................   Class A 1.35%        $ 144.74                  54
EQ/Money Market .......................................   Class A 1.35%        $ 144.05                 239
EQ/Money Market .......................................   Class A 1.45%        $ 120.77                   1
EQ/Money Market .......................................   Class A 1.49%        $  36.61               2,683
EQ/Money Market .......................................   Class B 0.50%        $ 116.77                  --
EQ/Money Market .......................................   Class B 0.70%        $ 134.00                  --
EQ/Money Market .......................................   Class B 0.70%        $ 121.44                  --
EQ/Money Market .......................................   Class B 0.90%        $ 112.59                   1
EQ/Money Market .......................................   Class B 0.90%        $ 124.45                   1
EQ/Money Market .......................................   Class B 0.95%        $ 118.91                 232
EQ/Money Market .......................................   Class B 1.20%        $ 120.81                 133
EQ/Money Market .......................................   Class B 1.25%        $ 101.55                  --
EQ/Money Market .......................................   Class B 1.30%        $ 103.97                   1
EQ/Montag & Caldwell Growth ...........................   Class B 0.50%        $ 141.99                  --
EQ/Montag & Caldwell Growth ...........................   Class B 0.70%        $ 141.07                  --
EQ/Montag & Caldwell Growth ...........................   Class B 0.90%        $ 140.16                   1
EQ/Montag & Caldwell Growth ...........................   Class B 0.95%        $ 139.93                   7
EQ/Montag & Caldwell Growth ...........................   Class B 1.20%        $ 138.79                  11
EQ/Montag & Caldwell Growth ...........................   Class B 1.25%        $ 109.93                  --
EQ/Montag & Caldwell Growth ...........................   Class B 1.30%        $ 121.42                  --
EQ/Montag & Caldwell Growth ...........................   Class B 1.34%        $ 138.16                  87
EQ/Montag & Caldwell Growth ...........................   Class B 1.35%        $ 138.12                  --
EQ/Montag & Caldwell Growth ...........................   Class B 1.45%        $ 137.67                  --
EQ/Mutual Shares ......................................   Class B 0.50%        $ 108.61                  --
EQ/Mutual Shares ......................................   Class B 0.70%        $ 108.32                   2
EQ/Mutual Shares ......................................   Class B 0.90%        $ 108.03                   1
EQ/Mutual Shares ......................................   Class B 0.95%        $ 107.96                  25
EQ/Mutual Shares ......................................   Class B 1.20%        $ 107.60                  73
EQ/Mutual Shares ......................................   Class B 1.25%        $  92.28
EQ/Mutual Shares ......................................   Class B 1.30%        $ 104.00                   8
EQ/Mutual Shares ......................................   Class B 1.34%        $ 107.40                 228
EQ/Mutual Shares ......................................   Class B 1.35%        $ 107.39                  --
EQ/Mutual Shares ......................................   Class B 1.45%        $ 107.25                  --
EQ/Oppenheimer Global .................................   Class B 0.50%        $ 116.99                  --
EQ/Oppenheimer Global .................................   Class B 0.70%        $ 116.68                  --
EQ/Oppenheimer Global .................................   Class B 0.90%        $ 116.38                   1
EQ/Oppenheimer Global .................................   Class B 0.95%        $ 116.30                  13
EQ/Oppenheimer Global .................................   Class B 1.20%        $ 115.91                  17
EQ/Oppenheimer Global .................................   Class B 1.25%        $  95.47                  --
EQ/Oppenheimer Global .................................   Class B 1.30%        $ 109.68                   1
EQ/Oppenheimer Global .................................   Class B 1.34%        $ 115.70                  82
EQ/Oppenheimer Global .................................   Class B 1.35%        $ 115.68                  --
EQ/Oppenheimer Global .................................   Class B 1.45%        $ 115.53                  --

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
EQ/Oppenheimer Main Street Opportunity ................  Class B 0.50%         $  95.69                --
EQ/Oppenheimer Main Street Opportunity ................  Class B 0.70%         $  95.57                --
EQ/Oppenheimer Main Street Opportunity ................  Class B 0.90%         $ 112.17                 1
EQ/Oppenheimer Main Street Opportunity ................  Class B 0.90%         $  95.45                --
EQ/Oppenheimer Main Street Opportunity ................  Class B 0.95%         $  95.42                 1
EQ/Oppenheimer Main Street Opportunity ................  Class B 1.20%         $  95.27                 3
EQ/Oppenheimer Main Street Opportunity ................  Class B 1.25%         $  94.35                --
EQ/Oppenheimer Main Street Opportunity ................  Class B 1.30%         $  95.32                --
EQ/Oppenheimer Main Street Opportunity ................  Class B 1.34%         $ 111.51                --
EQ/Oppenheimer Main Street Opportunity ................  Class B 1.34%         $  95.19                11
EQ/Oppenheimer Main Street Opportunity ................  Class B 1.35%         $ 111.50                --
EQ/Oppenheimer Main Street Opportunity ................  Class B 1.45%         $  95.12                --
EQ/Oppenheimer Main Street Small Cap ..................  Class B 0.50%         $ 108.77                --
EQ/Oppenheimer Main Street Small Cap ..................  Class B 0.70%         $ 108.48                --
EQ/Oppenheimer Main Street Small Cap ..................  Class B 0.90%         $ 108.19                 1
EQ/Oppenheimer Main Street Small Cap ..................  Class B 0.95%         $ 108.12                 8
EQ/Oppenheimer Main Street Small Cap ..................  Class B 1.20%         $ 107.76                13
EQ/Oppenheimer Main Street Small Cap ..................  Class B 1.25%         $  87.42                --
EQ/Oppenheimer Main Street Small Cap ..................  Class B 1.30%         $  99.59                 1
EQ/Oppenheimer Main Street Small Cap ..................  Class B 1.34%         $ 107.56                51
EQ/Oppenheimer Main Street Small Cap ..................  Class B 1.35%         $ 107.55                --
EQ/Oppenheimer Main Street Small Cap ..................  Class B 1.45%         $ 107.40                --
EQ/PIMCO Real Return ..................................  Class B 0.50%         $ 110.69                --
EQ/PIMCO Real Return ..................................  Class B 0.70%         $ 110.10                --
EQ/PIMCO Real Return ..................................  Class B 0.90%         $ 109.51                 7
EQ/PIMCO Real Return ..................................  Class B 0.95%         $ 109.36                97
EQ/PIMCO Real Return ..................................  Class B 1.20%         $ 108.63                73
EQ/PIMCO Real Return ..................................  Class B 1.25%         $ 109.88                --
EQ/PIMCO Real Return ..................................  Class B 1.30%         $ 109.41                 1
EQ/PIMCO Real Return ..................................  Class B 1.34%         $ 108.22               270
EQ/PIMCO Real Return ..................................  Class B 1.35%         $ 108.19                --
EQ/PIMCO Real Return ..................................  Class B 1.45%         $ 107.90                --
EQ/Short Duration Bond ................................  Class B 0.50%         $ 108.78                --
EQ/Short Duration Bond ................................  Class B 0.70%         $ 108.20                 1
EQ/Short Duration Bond ................................  Class B 0.90%         $ 107.62                --
EQ/Short Duration Bond ................................  Class B 0.95%         $ 107.48                21
EQ/Short Duration Bond ................................  Class B 1.20%         $ 106.75                19
EQ/Short Duration Bond ................................  Class B 1.25%         $ 103.00                --
EQ/Short Duration Bond ................................  Class B 1.30%         $ 104.46                --
EQ/Short Duration Bond ................................  Class B 1.34%         $ 106.35                70
EQ/Short Duration Bond ................................  Class B 1.35%         $ 106.32                --
EQ/Short Duration Bond ................................  Class B 1.45%         $ 106.04                --
EQ/Small Company Index ................................  Class B 0.50%         $ 165.93                --
EQ/Small Company Index ................................  Class B 0.70%         $ 163.91                 7
EQ/Small Company Index ................................  Class B 0.90%         $ 161.92                 7
EQ/Small Company Index ................................  Class B 0.95%         $ 161.42                51
EQ/Small Company Index ................................  Class B 1.20%         $ 158.96               193
EQ/Small Company Index ................................  Class B 1.25%         $  90.40                --
EQ/Small Company Index ................................  Class B 1.30%         $  99.72                 2
EQ/Small Company Index ................................  Class B 1.34%         $ 157.60               766
EQ/Small Company Index ................................  Class B 1.35%         $ 157.50                 2
EQ/Small Company Index ................................  Class B 1.45%         $ 156.54                --


                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
EQ/T. Rowe Price Growth Stock .........................   Class B 0.50%        $ 117.48                --
EQ/T. Rowe Price Growth Stock .........................   Class B 0.70%        $ 116.72                 5
EQ/T. Rowe Price Growth Stock .........................   Class B 0.90%        $ 115.97                 4
EQ/T. Rowe Price Growth Stock .........................   Class B 0.95%        $ 115.78                57
EQ/T. Rowe Price Growth Stock .........................   Class B 1.20%        $ 114.84               152
EQ/T. Rowe Price Growth Stock .........................   Class B 1.25%        $  97.66                --
EQ/T. Rowe Price Growth Stock .........................   Class B 1.30%        $ 105.87                 1
EQ/T. Rowe Price Growth Stock .........................   Class B 1.34%        $ 114.32               530
EQ/T. Rowe Price Growth Stock .........................   Class B 1.35%        $ 114.28                 1
EQ/T. Rowe Price Growth Stock .........................   Class B 1.45%        $ 113.91                --
EQ/Templeton Growth ...................................   Class B 0.50%        $ 109.56                --
EQ/Templeton Growth ...................................   Class B 0.70%        $ 109.27                 1
EQ/Templeton Growth ...................................   Class B 0.90%        $ 108.98                 1
EQ/Templeton Growth ...................................   Class B 0.95%        $ 108.91                25
EQ/Templeton Growth ...................................   Class B 1.20%        $ 108.55                54
EQ/Templeton Growth ...................................   Class B 1.25%        $  93.60                --
EQ/Templeton Growth ...................................   Class B 1.30%        $ 105.00                 7
EQ/Templeton Growth ...................................   Class B 1.34%        $ 108.35               188
EQ/Templeton Growth ...................................   Class B 1.35%        $ 108.34                --
EQ/Templeton Growth ...................................   Class B 1.45%        $ 108.19                --
EQ/UBS Growth and Income ..............................   Class B 0.50%        $ 135.71                --
EQ/UBS Growth and Income ..............................   Class B 0.70%        $ 134.84                --
EQ/UBS Growth and Income ..............................   Class B 0.90%        $ 133.96                --
EQ/UBS Growth and Income ..............................   Class B 0.95%        $ 133.75                11
EQ/UBS Growth and Income ..............................   Class B 1.20%        $ 132.66                65
EQ/UBS Growth and Income ..............................   Class B 1.25%        $  92.64                --
EQ/UBS Growth and Income ..............................   Class B 1.30%        $ 102.74                 1
EQ/UBS Growth and Income ..............................   Class B 1.34%        $ 132.06               127
EQ/UBS Growth and Income ..............................   Class B 1.35%        $ 132.01                --
EQ/UBS Growth and Income ..............................   Class B 1.45%        $ 131.58                --
EQ/Van Kampen Comstock ................................   Class B 0.50%        $ 117.33                --
EQ/Van Kampen Comstock ................................   Class B 0.70%        $ 116.70                --
EQ/Van Kampen Comstock ................................   Class B 0.90%        $ 116.08                 1
EQ/Van Kampen Comstock ................................   Class B 0.95%        $ 115.92                21
EQ/Van Kampen Comstock ................................   Class B 1.20%        $ 115.14                32
EQ/Van Kampen Comstock ................................   Class B 1.25%        $  90.49                --
EQ/Van Kampen Comstock ................................   Class B 1.30%        $  99.05                 1
EQ/Van Kampen Comstock ................................   Class B 1.34%        $ 114.71               144
EQ/Van Kampen Comstock ................................   Class B 1.35%        $ 114.68                --
EQ/Van Kampen Comstock ................................   Class B 1.45%        $ 114.37                --
EQ/Van Kampen Emerging Markets Equity .................   Class B 0.50%        $ 343.25                --
EQ/Van Kampen Emerging Markets Equity .................   Class B 0.70%        $ 423.88                 6
EQ/Van Kampen Emerging Markets Equity .................   Class B 0.70%        $ 259.36                --
EQ/Van Kampen Emerging Markets Equity .................   Class B 0.90%        $ 257.82                --
EQ/Van Kampen Emerging Markets Equity .................   Class B 0.90%        $ 493.27                 2
EQ/Van Kampen Emerging Markets Equity .................   Class B 0.90%        $ 415.87                 9
EQ/Van Kampen Emerging Markets Equity .................   Class B 0.95%        $ 364.95               118
EQ/Van Kampen Emerging Markets Equity .................   Class B 1.20%        $ 404.09                25
EQ/Van Kampen Emerging Markets Equity .................   Class B 1.20%        $ 381.60               196
EQ/Van Kampen Emerging Markets Equity .................   Class B 1.25%        $ 115.64                 1
EQ/Van Kampen Emerging Markets Equity .................   Class B 1.30%        $ 158.58                 6
EQ/Van Kampen Emerging Markets Equity .................   Class B 1.34%        $ 428.77                12


                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
EQ/Van Kampen Emerging Markets Equity .................   Class B 1.34%        $ 243.84                  --
EQ/Van Kampen Emerging Markets Equity .................   Class B 1.34%        $ 264.35               1,843
EQ/Van Kampen Emerging Markets Equity .................   Class B 1.35%        $ 398.32                  13
EQ/Van Kampen Emerging Markets Equity .................   Class B 1.45%        $ 372.58                   1
EQ/Van Kampen Mid Cap Growth ..........................   Class B 0.50%        $ 164.77                  --
EQ/Van Kampen Mid Cap Growth ..........................   Class B 0.70%        $ 163.89                  --
EQ/Van Kampen Mid Cap Growth ..........................   Class B 0.90%        $ 163.01                   3
EQ/Van Kampen Mid Cap Growth ..........................   Class B 0.95%        $ 162.79                  20
EQ/Van Kampen Mid Cap Growth ..........................   Class B 1.20%        $ 161.70                  34
EQ/Van Kampen Mid Cap Growth ..........................   Class B 1.25%        $ 105.71                  --
EQ/Van Kampen Mid Cap Growth ..........................   Class B 1.30%        $ 125.39                   2
EQ/Van Kampen Mid Cap Growth ..........................   Class B 1.34%        $ 161.09                 226
EQ/Van Kampen Mid Cap Growth ..........................   Class B 1.35%        $ 161.04                   1
EQ/Van Kampen Mid Cap Growth ..........................   Class B 1.45%        $ 160.61                  --
EQ/Van Kampen Real Estate .............................   Class B 0.50%        $  83.23                   1
EQ/Van Kampen Real Estate .............................   Class B 0.70%        $  83.14                   2
EQ/Van Kampen Real Estate .............................   Class B 0.90%        $  83.06                   9
EQ/Van Kampen Real Estate .............................   Class B 0.95%        $  83.04                 131
EQ/Van Kampen Real Estate .............................   Class B 1.20%        $  82.93                 244
EQ/Van Kampen Real Estate .............................   Class B 1.25%        $  82.82                  --
EQ/Van Kampen Real Estate .............................   Class B 1.30%        $  82.89                   6
EQ/Van Kampen Real Estate .............................   Class B 1.34%        $  82.87               1,184
EQ/Van Kampen Real Estate .............................   Class B 1.35%        $  82.87                   4
EQ/Van Kampen Real Estate .............................   Class B 1.45%        $  82.82                   1
MarketPLUS International Core .........................   Class B 0.50%        $ 145.80                  --
MarketPLUS International Core .........................   Class B 0.70%        $ 161.85                  --
MarketPLUS International Core .........................   Class B 0.90%        $ 159.14                   5
MarketPLUS International Core .........................   Class B 0.95%        $ 194.70                  49
MarketPLUS International Core .........................   Class B 1.20%        $ 155.16                 116
MarketPLUS International Core .........................   Class B 1.25%        $ 102.01                  --
MarketPLUS International Core .........................   Class B 1.30%        $ 118.42                   1
MarketPLUS International Core .........................   Class B 1.34%        $ 153.33                 576
MarketPLUS International Core .........................   Class B 1.35%        $ 153.20                   1
MarketPLUS International Core .........................   Class B 1.45%        $ 188.80                  --
MarketPLUS Large Cap Core .............................   Class B 0.50%        $ 106.78                  --
MarketPLUS Large Cap Core .............................   Class B 0.70%        $ 111.57                  --
MarketPLUS Large Cap Core .............................   Class B 0.90%        $ 109.70                   1
MarketPLUS Large Cap Core .............................   Class B 0.95%        $ 109.24                  12
MarketPLUS Large Cap Core .............................   Class B 1.20%        $ 106.95                  26
MarketPLUS Large Cap Core .............................   Class B 1.25%        $  95.91                  --
MarketPLUS Large Cap Core .............................   Class B 1.30%        $ 105.03                  --
MarketPLUS Large Cap Core .............................   Class B 1.34%        $ 105.70                 107
MarketPLUS Large Cap Core .............................   Class B 1.35%        $ 105.60                  --
MarketPLUS Large Cap Core .............................   Class B 1.45%        $ 104.71                  --
MarketPLUS Large Cap Growth ...........................   Class B 0.50%        $  69.45                  --
MarketPLUS Large Cap Growth ...........................   Class B 0.70%        $ 122.55                   3
MarketPLUS Large Cap Growth ...........................   Class B 0.90%        $ 107.65                   3
MarketPLUS Large Cap Growth ...........................   Class B 0.90%        $ 120.23                  26
MarketPLUS Large Cap Growth ...........................   Class B 0.95%        $ 101.62                 103
MarketPLUS Large Cap Growth ...........................   Class B 1.20%        $ 112.19                 167
MarketPLUS Large Cap Growth ...........................   Class B 1.20%        $ 116.82                   1
MarketPLUS Large Cap Growth ...........................   Class B 1.25%        $ 103.08                  --


                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                         Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
MarketPLUS Large Cap Growth ...........................   Class B 1.30%        $ 118.81                   1
MarketPLUS Large Cap Growth ...........................   Class B 1.34%        $ 172.29               1,655
MarketPLUS Large Cap Growth ...........................   Class B 1.35%        $ 115.15                  32
MarketPLUS Large Cap Growth ...........................   Class B 1.45%        $ 109.53                   7
MarketPLUS Mid Cap Value ..............................   Class B 0.50%        $ 179.75                  --
MarketPLUS Mid Cap Value ..............................   Class B 0.70%        $ 143.72                   1
MarketPLUS Mid Cap Value ..............................   Class B 0.90%        $ 174.50                   4
MarketPLUS Mid Cap Value ..............................   Class B 0.90%        $ 141.01                  19
MarketPLUS Mid Cap Value ..............................   Class B 0.95%        $ 177.39                 161
MarketPLUS Mid Cap Value ..............................   Class B 1.20%        $ 137.01                   9
MarketPLUS Mid Cap Value ..............................   Class B 1.20%        $ 136.59                 349
MarketPLUS Mid Cap Value ..............................   Class B 1.25%        $  87.71                  --
MarketPLUS Mid Cap Value ..............................   Class B 1.30%        $ 100.68                   4
MarketPLUS Mid Cap Value ..............................   Class B 1.34%        $ 170.56               2,189
MarketPLUS Mid Cap Value ..............................   Class B 1.35%        $ 135.05                  25
MarketPLUS Mid Cap Value ..............................   Class B 1.45%        $ 133.36                   2
Multimanager Aggressive Equity ........................   Class A 0.50%        $ 116.93                  --
Multimanager Aggressive Equity ........................   Class A 0.70%        $  96.44                  --
Multimanager Aggressive Equity ........................   Class A 0.90%        $ 119.48                  52
Multimanager Aggressive Equity ........................   Class A 1.20%        $ 105.47                   2
Multimanager Aggressive Equity ........................   Class A 1.25%        $  99.59                  --
Multimanager Aggressive Equity ........................   Class A 1.34%        $  89.29               7,790
Multimanager Aggressive Equity ........................   Class A 1.35%        $ 156.14                 954
Multimanager Aggressive Equity ........................   Class A 1.35%        $ 164.39                  98
Multimanager Aggressive Equity ........................   Class A 1.45%        $  86.41                   4
Multimanager Aggressive Equity ........................   Class B 0.50%        $  88.52                  --
Multimanager Aggressive Equity ........................   Class B 0.70%        $  96.44                   8
Multimanager Aggressive Equity ........................   Class B 0.70%        $  95.72                  --
Multimanager Aggressive Equity ........................   Class B 0.90%        $  73.67                  21
Multimanager Aggressive Equity ........................   Class B 0.90%        $  89.23                   1
Multimanager Aggressive Equity ........................   Class B 0.95%        $  93.73                  29
Multimanager Aggressive Equity ........................   Class B 1.20%        $  86.44                  98
Multimanager Aggressive Equity ........................   Class B 1.30%        $ 115.50                   2
Multimanager Core Bond ................................   Class A 1.25%        $ 106.02                  --
Multimanager Core Bond ................................   Class B 0.50%        $ 126.94                  --
Multimanager Core Bond ................................   Class B 0.70%        $ 125.41                  --
Multimanager Core Bond ................................   Class B 0.70%        $ 109.90                  --
Multimanager Core Bond ................................   Class B 0.90%        $ 123.90                   3
Multimanager Core Bond ................................   Class B 0.90%        $ 109.24                  --
Multimanager Core Bond ................................   Class B 0.95%        $ 123.53                 111
Multimanager Core Bond ................................   Class B 1.20%        $ 121.67                 108
Multimanager Core Bond ................................   Class B 1.20%        $ 108.27                  --
Multimanager Core Bond ................................   Class B 1.30%        $ 105.41                   1
Multimanager Core Bond ................................   Class B 1.34%        $ 120.64                 371
Multimanager Core Bond ................................   Class B 1.35%        $ 120.57                  --
Multimanager Core Bond ................................   Class B 1.45%        $ 119.83                  --
Multimanager Health Care ..............................   Class A 1.25%        $ 101.64                  --
Multimanager Health Care ..............................   Class B 0.50%        $ 136.76                  --
Multimanager Health Care ..............................   Class B 0.70%        $ 135.12                  --
Multimanager Health Care ..............................   Class B 0.70%        $ 122.90                  --
Multimanager Health Care ..............................   Class B 0.90%        $ 133.49                   3
Multimanager Health Care ..............................   Class B 0.90%        $ 122.16                  --


                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
Multimanager Health Care ..............................   Class B 0.95%        $ 133.09                 27
Multimanager Health Care ..............................   Class B 1.20%        $ 131.09                 63
Multimanager Health Care ..............................   Class B 1.30%        $ 107.57                  3
Multimanager Health Care ..............................   Class B 1.34%        $ 172.67                  2
Multimanager Health Care ..............................   Class B 1.34%        $ 115.53                 --
Multimanager Health Care ..............................   Class B 1.34%        $ 129.98                297
Multimanager Health Care ..............................   Class B 1.35%        $ 129.90                  1
Multimanager Health Care ..............................   Class B 1.45%        $ 129.11                 --
Multimanager High Yield ...............................   Class A 0.50%        $ 105.59                 --
Multimanager High Yield ...............................   Class A 0.70%        $ 123.46                 --
Multimanager High Yield ...............................   Class A 0.90%        $ 161.88                  5
Multimanager High Yield ...............................   Class A 1.20%        $ 136.92                  2
Multimanager High Yield ...............................   Class A 1.25%        $  99.91                 --
Multimanager High Yield ...............................   Class A 1.34%        $ 182.06                723
Multimanager High Yield ...............................   Class A 1.35%        $ 194.11                 18
Multimanager High Yield ...............................   Class A 1.45%        $ 106.88                  1
Multimanager High Yield ...............................   Class B 0.50%        $ 138.16                 --
Multimanager High Yield ...............................   Class B 0.70%        $ 123.46                 --
Multimanager High Yield ...............................   Class B 0.70%        $ 130.22                 --
Multimanager High Yield ...............................   Class B 0.90%        $ 110.41                  5
Multimanager High Yield ...............................   Class B 0.95%        $ 127.51                164
Multimanager High Yield ...............................   Class B 1.20%        $ 106.89                211
Multimanager High Yield ...............................   Class B 1.30%        $ 104.30                  4
Multimanager International Equity .....................   Class A 1.25%        $ 100.71                 --
Multimanager International Equity .....................   Class B 0.50%        $ 197.82                 --
Multimanager International Equity .....................   Class B 0.70%        $ 195.44                  1
Multimanager International Equity .....................   Class B 0.70%        $ 163.55                 --
Multimanager International Equity .....................   Class B 0.90%        $ 193.09                  5
Multimanager International Equity .....................   Class B 0.90%        $ 162.57                 --
Multimanager International Equity .....................   Class B 0.95%        $ 192.51                 77
Multimanager International Equity .....................   Class B 1.20%        $ 189.61                 88
Multimanager International Equity .....................   Class B 1.30%        $ 117.54                  2
Multimanager International Equity .....................   Class B 1.34%        $ 217.99                 10
Multimanager International Equity .....................   Class B 1.34%        $ 153.75                 --
Multimanager International Equity .....................   Class B 1.34%        $ 188.01                461
Multimanager International Equity .....................   Class B 1.35%        $ 187.89                 --
Multimanager International Equity .....................   Class B 1.45%        $ 186.75                 --
Multimanager Large Cap Core Equity ....................   Class A 1.25%        $  95.23                 --
Multimanager Large Cap Core Equity ....................   Class B 0.50%        $ 134.47                 --
Multimanager Large Cap Core Equity ....................   Class B 0.70%        $ 132.85                 --
Multimanager Large Cap Core Equity ....................   Class B 0.70%        $ 127.29                 --
Multimanager Large Cap Core Equity ....................   Class B 0.90%        $ 131.25                  1
Multimanager Large Cap Core Equity ....................   Class B 0.90%        $ 126.54                 --
Multimanager Large Cap Core Equity ....................   Class B 0.95%        $ 130.86                 12
Multimanager Large Cap Core Equity ....................   Class B 1.20%        $ 128.89                 30
Multimanager Large Cap Core Equity ....................   Class B 1.20%        $ 125.40                 --
Multimanager Large Cap Core Equity ....................   Class B 1.30%        $ 106.68                 --
Multimanager Large Cap Core Equity ....................   Class B 1.34%        $ 127.80                130
Multimanager Large Cap Core Equity ....................   Class B 1.35%        $ 127.72                 --
Multimanager Large Cap Core Equity ....................   Class B 1.45%        $ 126.94                 --


                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
Multimanager Large Cap Growth .........................  Class A 1.25%         $ 102.03                 --
Multimanager Large Cap Growth .........................  Class B 0.50%         $ 111.34                 --
Multimanager Large Cap Growth .........................  Class B 0.70%         $ 110.00                 --
Multimanager Large Cap Growth .........................  Class B 0.70%         $ 120.26                 --
Multimanager Large Cap Growth .........................  Class B 0.90%         $ 108.68                  4
Multimanager Large Cap Growth .........................  Class B 0.90%         $ 119.55                 --
Multimanager Large Cap Growth .........................  Class B 0.95%         $ 108.35                 49
Multimanager Large Cap Growth .........................  Class B 1.20%         $ 106.72                 67
Multimanager Large Cap Growth .........................  Class B 1.20%         $ 118.48                 --
Multimanager Large Cap Growth .........................  Class B 1.30%         $ 111.17                 --
Multimanager Large Cap Growth .........................  Class B 1.34%         $ 105.82                266
Multimanager Large Cap Growth .........................  Class B 1.35%         $ 105.75                 --
Multimanager Large Cap Growth .........................  Class B 1.45%         $ 105.11                 --
Multimanager Large Cap Value ..........................  Class A 1.25%         $  94.15                  1
Multimanager Large Cap Value ..........................  Class B 0.50%         $ 154.53                 --
Multimanager Large Cap Value ..........................  Class B 0.70%         $ 152.67                 --
Multimanager Large Cap Value ..........................  Class B 0.70%         $ 131.39                 --
Multimanager Large Cap Value ..........................  Class B 0.90%         $ 150.84                  3
Multimanager Large Cap Value ..........................  Class B 0.90%         $ 130.61                 --
Multimanager Large Cap Value ..........................  Class B 0.95%         $ 150.38                 67
Multimanager Large Cap Value ..........................  Class B 1.20%         $ 148.12                 93
Multimanager Large Cap Value ..........................  Class B 1.20%         $ 129.44                 --
Multimanager Large Cap Value ..........................  Class B 1.30%         $ 106.36                  3
Multimanager Large Cap Value ..........................  Class B 1.34%         $ 146.86                335
Multimanager Large Cap Value ..........................  Class B 1.35%         $ 146.77                 --
Multimanager Large Cap Value ..........................  Class B 1.45%         $ 145.88                 --
Multimanager Mid Cap Growth ...........................  Class A 1.25%         $  98.14                 --
Multimanager Mid Cap Growth ...........................  Class B 0.50%         $ 127.03                 --
Multimanager Mid Cap Growth ...........................  Class B 0.70%         $ 125.50                 --
Multimanager Mid Cap Growth ...........................  Class B 0.70%         $ 135.92                 --
Multimanager Mid Cap Growth ...........................  Class B 0.90%         $ 123.99                  4
Multimanager Mid Cap Growth ...........................  Class B 0.90%         $ 135.11                 --
Multimanager Mid Cap Growth ...........................  Class B 0.95%         $ 123.62                 75
Multimanager Mid Cap Growth ...........................  Class B 1.20%         $ 121.76                107
Multimanager Mid Cap Growth ...........................  Class B 1.30%         $ 114.07                  1
Multimanager Mid Cap Growth ...........................  Class B 1.34%         $ 181.90                  6
Multimanager Mid Cap Growth ...........................  Class B 1.34%         $ 127.78                 --
Multimanager Mid Cap Growth ...........................  Class B 1.34%         $ 120.73                536
Multimanager Mid Cap Growth ...........................  Class B 1.35%         $ 120.65                  1
Multimanager Mid Cap Growth ...........................  Class B 1.45%         $ 119.92                 --
Multimanager Mid Cap Value ............................  Class A 1.25%         $  88.13                 --
Multimanager Mid Cap Value ............................  Class B 0.50%         $ 144.72                 --
Multimanager Mid Cap Value ............................  Class B 0.70%         $ 142.98                 --
Multimanager Mid Cap Value ............................  Class B 0.70%         $ 124.92                 --
Multimanager Mid Cap Value ............................  Class B 0.90%         $ 141.27                  3
Multimanager Mid Cap Value ............................  Class B 0.90%         $ 124.18                 --
Multimanager Mid Cap Value ............................  Class B 0.95%         $ 140.84                 56
Multimanager Mid Cap Value ............................  Class B 1.20%         $ 138.72                 82
Multimanager Mid Cap Value ............................  Class B 1.30%         $ 101.70                  2
Multimanager Mid Cap Value ............................  Class B 1.34%         $ 176.71                  3


                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
Multimanager Mid Cap Value ............................   Class B 1.34%        $ 117.44                --
Multimanager Mid Cap Value ............................   Class B 1.34%        $ 137.54               368
Multimanager Mid Cap Value ............................   Class B 1.35%        $ 137.46                --
Multimanager Mid Cap Value ............................   Class B 1.45%        $ 136.63                --
Multimanager Small Cap Growth .........................   Class B 0.50%        $ 138.89                --
Multimanager Small Cap Growth .........................   Class B 0.70%        $ 138.00                --
Multimanager Small Cap Growth .........................   Class B 0.90%        $ 137.10                 3
Multimanager Small Cap Growth .........................   Class B 0.95%        $ 136.88                44
Multimanager Small Cap Growth .........................   Class B 1.20%        $ 135.77                72
Multimanager Small Cap Growth .........................   Class B 1.25%        $ 92.33
Multimanager Small Cap Growth .........................   Class B 1.30%        $ 105.90                 2
Multimanager Small Cap Growth .........................   Class B 1.34%        $ 135.15               308
Multimanager Small Cap Growth .........................   Class B 1.34%        $ 135.16                 9
Multimanager Small Cap Growth .........................   Class B 1.35%        $ 135.11                 1
Multimanager Small Cap Growth .........................   Class B 1.45%        $ 134.67                --
Multimanager Small Cap Value ..........................   Class A 1.25%        $  84.78                --
Multimanager Small Cap Value ..........................   Class B 0.50%        $ 187.01                --
Multimanager Small Cap Value ..........................   Class B 0.70%        $ 195.49                --
Multimanager Small Cap Value ..........................   Class B 0.90%        $ 192.22                13
Multimanager Small Cap Value ..........................   Class B 0.95%        $ 151.05                87
Multimanager Small Cap Value ..........................   Class B 1.20%        $ 187.41               112
Multimanager Small Cap Value ..........................   Class B 1.30%        $  92.73                 1
Multimanager Small Cap Value ..........................   Class B 1.34%        $ 185.20               725
Multimanager Small Cap Value ..........................   Class B 1.34%        $ 185.21                14
Multimanager Small Cap Value ..........................   Class B 1.35%        $ 185.04                 5
Multimanager Small Cap Value ..........................   Class B 1.45%        $ 143.86                --
Multimanager Technology ...............................   Class A 1.25%        $ 103.56                 1
Multimanager Technology ...............................   Class B 0.50%        $ 130.12                --
Multimanager Technology ...............................   Class B 0.70%        $ 128.56                 8
Multimanager Technology ...............................   Class B 0.70%        $ 145.87                --
Multimanager Technology ...............................   Class B 0.90%        $ 127.01                 6
Multimanager Technology ...............................   Class B 0.90%        $ 145.00                --
Multimanager Technology ...............................   Class B 0.95%        $ 126.63                73
Multimanager Technology ...............................   Class B 1.20%        $ 124.72               126
Multimanager Technology ...............................   Class B 1.30%        $ 122.15                 2
Multimanager Technology ...............................   Class B 1.34%        $ 192.05                 2
Multimanager Technology ...............................   Class B 1.34%        $ 137.13                --
Multimanager Technology ...............................   Class B 1.34%        $ 123.67               823
Multimanager Technology ...............................   Class B 1.35%        $ 123.59                 3
Multimanager Technology ...............................   Class B 1.45%        $ 122.84                 1
Target 2015 Allocation ................................   Class B 0.50%        $ 115.88                --
Target 2015 Allocation ................................   Class B 0.70%        $ 115.58                --
Target 2015 Allocation ................................   Class B 0.90%        $ 115.27                 1
Target 2015 Allocation ................................   Class B 0.95%        $ 115.19                 1
Target 2015 Allocation ................................   Class B 1.20%        $ 114.81                 5
Target 2015 Allocation ................................   Class B 1.25%        $  99.42                --
Target 2015 Allocation ................................   Class B 1.30%        $ 109.39                --
Target 2015 Allocation ................................   Class B 1.34%        $ 114.60                60
Target 2015 Allocation ................................   Class B 1.35%        $ 114.58                --
Target 2015 Allocation ................................   Class B 1.45%        $ 114.43                --

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2007

                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
Target 2025 Allocation ................................   Class B 0.50%        $ 117.04                  --
Target 2025 Allocation ................................   Class B 0.70%        $ 116.73                  --
Target 2025 Allocation ................................   Class B 0.90%        $ 116.42                  --
Target 2025 Allocation ................................   Class B 0.95%        $ 116.34                   3
Target 2025 Allocation ................................   Class B 1.20%        $ 115.96                  15
Target 2025 Allocation ................................   Class B 1.25%        $  98.77                  --
Target 2025 Allocation ................................   Class B 1.30%        $ 109.99                  --
Target 2025 Allocation ................................   Class B 1.34%        $ 115.74                  61
Target 2025 Allocation ................................   Class B 1.35%        $ 115.73                   1
Target 2025 Allocation ................................   Class B 1.45%        $ 115.57                  --
Target 2035 Allocation ................................   Class B 0.50%        $ 118.01                  --
Target 2035 Allocation ................................   Class B 0.70%        $ 117.70                  --
Target 2035 Allocation ................................   Class B 0.90%        $ 117.39                   1
Target 2035 Allocation ................................   Class B 0.95%        $ 117.31                   3
Target 2035 Allocation ................................   Class B 1.20%        $ 116.92                   7
Target 2035 Allocation ................................   Class B 1.25%        $  98.05                  --
Target 2035 Allocation ................................   Class B 1.30%        $ 110.39                  --
Target 2035 Allocation ................................   Class B 1.34%        $ 116.71                  29
Target 2035 Allocation ................................   Class B 1.35%        $ 116.69                  --
Target 2035 Allocation ................................   Class B 1.45%        $ 116.54                  --
Target 2045 Allocation ................................   Class B 0.50%        $ 119.32                  --
Target 2045 Allocation ................................   Class B 0.70%        $ 119.00                  --
Target 2045 Allocation ................................   Class B 0.90%        $ 118.69                  --
Target 2045 Allocation ................................   Class B 0.95%        $ 118.61                   1
Target 2045 Allocation ................................   Class B 1.20%        $ 118.22                   5
Target 2045 Allocation ................................   Class B 1.20%        $  97.54                  --
Target 2045 Allocation ................................   Class B 1.30%        $ 111.07                  --
Target 2045 Allocation ................................   Class B 1.34%        $ 118.00                  23
Target 2045 Allocation ................................   Class B 1.35%        $ 117.98                  --
Target 2045 Allocation ................................   Class B 1.45%        $ 117.82                  --

----------
The accompanying notes are an integral part of these financial statements.


                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                          AXA Aggressive    AXA Conservative   AXA Conservative-Plus
                                                            Allocation         Allocation           Allocation
                                                         ----------------   ----------------   ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $      3,731,203   $      1,567,430   $           2,541,400
 Expenses:
  Asset-based charges .................................         1,620,267            393,937                 794,603
  Less: Reduction for expense limitation ..............                --                 --                      --
                                                         ----------------   ----------------   ---------------------
  Net Expenses ........................................         1,620,267            393,937                 794,603
                                                         ----------------   ----------------   ---------------------
Net Investment Income (Loss) ..........................         2,110,936          1,173,493               1,746,797
                                                         ----------------   ----------------   ---------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................         3,757,511            379,799                 911,372
  Realized gain distribution from The Trusts ..........         5,351,486            653,167               1,523,882
                                                         ----------------   ----------------   ---------------------
 Net realized gain (loss) .............................         9,108,997          1,032,966               2,435,254
                                                         ----------------   ----------------   ---------------------
  Change in unrealized appreciation
   (depreciation) of investments ......................        (6,954,750)          (841,932)             (1,896,227)
                                                         ----------------   ----------------   ---------------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................         2,154,247            191,034                 539,027
                                                         ----------------   ----------------   ---------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $      4,265,183   $      1,364,527   $           2,285,824
                                                         ================   ================   =====================


                                                           AXA Moderate     AXA Moderate-Plus   EQ/AllianceBernstein
                                                            Allocation         Allocation           Common Stock
                                                         ----------------   -----------------   --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $     58,489,247   $      13,547,933   $         47,098,044
 Expenses:
  Asset-based charges .................................        24,931,932           5,138,529             57,223,195
  Less: Reduction for expense limitation ..............        (5,879,049)                 --             (9,955,496)
                                                         ----------------   -----------------   --------------------
  Net Expenses ........................................        19,052,883           5,138,529             47,267,699
                                                         ----------------   -----------------   --------------------
Net Investment Income (Loss) ..........................        39,436,364           8,409,404               (169,655)
                                                         ----------------   -----------------   --------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................        30,119,493          10,225,520             79,901,173
  Realized gain distribution from The Trusts ..........        32,773,640          13,460,501                     --
                                                         ----------------   -----------------   --------------------
 Net realized gain (loss) .............................        62,893,133          23,686,021             79,901,173
                                                         ----------------   -----------------   --------------------
  Change in unrealized appreciation
   (depreciation) of investments ......................       (11,964,149)        (15,854,312)            27,484,537
                                                         ----------------   -----------------   --------------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................        50,928,984           7,831,709            107,385,710
                                                         ----------------   -----------------   --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $     90,365,348   $      16,241,113   $        107,216,055
                                                         ================   =================   ====================


                                                    EQ/AllianceBernstein
                                                       Intermediate
                                                        Government
                                                        Securities
                                                    --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $          5,430,954
 Expenses:
  Asset-based charges ............................             1,537,471
  Less: Reduction for expense limitation .........               (10,101)
                                                    --------------------
  Net Expenses ...................................             1,527,370
                                                    --------------------
Net Investment Income (Loss) .....................             3,903,584
                                                    --------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............              (970,093)
  Realized gain distribution from The Trusts .....                    --
                                                    --------------------
 Net realized gain (loss) ........................              (970,093)
                                                    --------------------
  Change in unrealized appreciation
   (depreciation) of investments .................             3,752,005
                                                    --------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................             2,781,912
                                                    --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $          6,685,496
                                                    ====================

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                           EQ/AllianceBernstein
                                                    EQ/AllianceBernstein         Large Cap        EQ/AllianceBernstein
                                                        International             Growth              Quality Bond
                                                    --------------------   --------------------   --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $         14,171,158   $                 --   $          7,930,248
 Expenses:
  Asset-based charges ............................            12,481,311              1,864,505              1,999,801
  Less: Reduction for expense limitation .........                    --                     --                     --
                                                    --------------------   --------------------   --------------------
  Net Expenses ...................................            12,481,311              1,864,505              1,999,801
                                                    --------------------   --------------------   --------------------
Net Investment Income (Loss) .....................             1,689,847             (1,864,505)             5,930,447
                                                    --------------------   --------------------   --------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............            72,161,002             13,405,080               (263,447)
  Realized gain distribution from The Trusts .....            84,299,399                     --                     --
                                                    --------------------   --------------------   --------------------
 Net realized gain (loss) ........................           156,460,401             13,405,080               (263,447)
                                                    --------------------   --------------------   --------------------
  Change in unrealized appreciation
   (depreciation) of investments .................           (65,600,773)             5,205,658               (473,499)
                                                    --------------------   --------------------   --------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................            90,859,628             18,610,738               (736,946)
                                                    --------------------   --------------------   --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $         92,549,475   $         16,746,233   $          5,193,501
                                                    ====================   ====================   ====================

                                                    EQ/AllianceBernstein
                                                          Small Cap        EQ/AllianceBernstein         EQ/Ariel
                                                           Growth                  Value            Appreciation II
                                                    --------------------   --------------------   --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $                 --   $         24,962,422   $             13,537
 Expenses:
  Asset-based charges ............................             5,041,206             12,230,741                 44,948
  Less: Reduction for expense limitation .........                    --                     --                     --
                                                    --------------------   --------------------   --------------------
  Net Expenses ...................................             5,041,206             12,230,741                 44,948
                                                    --------------------   --------------------   --------------------
Net Investment Income (Loss) .....................            (5,041,206)            12,731,681                (31,411)
                                                    --------------------   --------------------   --------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............            27,092,094             65,316,273                206,176
  Realized gain distribution from The Trusts .....            55,578,250             98,603,415                 28,475
                                                    --------------------   --------------------   --------------------
 Net realized gain (loss) ........................            82,670,344            163,919,688                234,651
                                                    --------------------   --------------------   --------------------
  Change in unrealized appreciation
   (depreciation) of investments .................           (23,317,507)          (266,779,879)              (295,137)
                                                    --------------------   --------------------   --------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................            59,352,837           (102,860,191)               (60,486)
                                                    --------------------   --------------------   --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $         54,311,631   $        (90,128,510)  $            (91,897)
                                                    ====================   ====================   ====================


                                                   EQ/AXA Rosenberg
                                                     Value Long/
                                                     Short Equity
                                                   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $        178,686
 Expenses:
  Asset-based charges ............................           114,629
  Less: Reduction for expense limitation .........                --
                                                    ----------------
  Net Expenses ...................................           114,629
                                                    ----------------
Net Investment Income (Loss) .....................            64,057
                                                    ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............           (30,630)
  Realized gain distribution from The Trusts .....                --
                                                    ----------------
 Net realized gain (loss) ........................           (30,630)
                                                    ----------------
  Change in unrealized appreciation
   (depreciation) of investments .................           134,180
                                                    ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................           103,550
                                                    ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $        167,607
                                                    ================

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                       EQ/BlackRock        EQ/BlackRock         EQ/Boston
                                                        Basic Value       International          Advisors
                                                          Equity              Value           Equity Income
                                                     ----------------    ----------------    ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $      4,352,195    $      6,504,977    $      1,078,634
 Expenses:
  Asset-based charges ............................          5,285,273           4,377,395             724,661
  Less: Reduction for expense limitation .........                 --                  --                  --
                                                     ----------------    ----------------    ----------------
  Net Expenses ...................................          5,285,273           4,377,395             724,661
                                                     ----------------    ----------------    ----------------
Net Investment Income (Loss) .....................           (933,078)          2,127,582             353,973
                                                     ----------------    ----------------    ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         24,351,836          28,625,637           1,972,605
  Realized gain distribution from The Trusts .....         30,148,964          34,966,113           3,899,219
                                                     ----------------    ----------------    ----------------
 Net realized gain (loss) ........................         54,500,800          63,591,750           5,871,824
                                                     ----------------    ----------------    ----------------
  Change in unrealized appreciation
   (depreciation) of investments .................        (53,893,635)        (38,025,776)         (5,192,746)
                                                     ----------------    ----------------    ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................            607,165          25,565,974             679,078
                                                     ----------------    ----------------    ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $       (325,913)   $     27,693,556    $      1,033,051
                                                     ================    ================    ================

                                                            EQ/Calvert       EQ/Capital        EQ/Capital      EQ/Caywood-Scholl
                                                             Socially         Guardian          Guardian          High Yield
                                                           Responsible         Growth           Research             Bond
                                                         ---------------   ---------------   ---------------   ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $        51,538   $            --   $     2,572,635   $        1,825,784
 Expenses:
  Asset-based charges .................................          254,865           196,797         2,758,734              289,798
  Less: Reduction for expense limitation ..............               --                --                --                   --
                                                         ---------------   ---------------   ---------------   ------------------
  Net Expenses ........................................          254,865           196,797         2,758,734              289,798
                                                         ---------------   ---------------   ---------------   ------------------
Net Investment Income (Loss) ..........................         (203,327)         (196,797)         (186,099)           1,535,986
                                                         ---------------   ---------------   ---------------   ------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................          803,832           962,601        19,494,601              125,122
  Realized gain distribution from The Trusts ..........        1,067,707                --         2,772,628                   --
                                                         ---------------   ---------------   ---------------   ------------------
 Net realized gain (loss) .............................        1,871,539           962,601        22,267,229              125,122
                                                         ---------------   ---------------   ---------------   ------------------
  Change in unrealized appreciation
   (depreciation) of investments ......................          426,570          (452,942)      (29,606,074)          (1,469,113)
                                                         ---------------   ---------------   ---------------   ------------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................        2,298,109           509,659        (7,338,845)          (1,343,991)
                                                         ---------------   ---------------   ---------------   ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $     2,094,782   $       312,862   $    (7,524,944)  $          191,995
                                                         ===============   ===============   ===============   ==================

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                       EQ/Davis                             EQ/Evergreen
                                                       New York           EQ/Equity        International
                                                        Venture           500 Index             Bond
                                                    ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $         23,725   $     16,382,231   $        476,340
 Expenses:
  Asset-based charges ............................            26,163         14,062,463            165,966
  Less: Reduction for expense limitation .........                --                 --                 --
                                                    ----------------   ----------------   ----------------
  Net Expenses ...................................            26,163         14,062,463            165,966
                                                    ----------------   ----------------   ----------------
Net Investment Income (Loss) .....................            (2,438)         2,319,768            310,374
                                                    ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............              (498)        39,879,333            287,464
  Realized gain distribution from The Trusts .....            16,657         28,844,013              8,042
                                                    ----------------   ----------------   ----------------
 Net realized gain (loss) ........................            16,159         68,723,346            295,506
                                                    ----------------   ----------------   ----------------
  Change in unrealized appreciation
   (depreciation) of investments .................           (75,153)       (30,655,199)           516,896
                                                    ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................           (58,994)        38,068,147            812,402
                                                    ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $        (61,432)  $     40,387,915   $      1,122,776
                                                    ================   ================   ================

                                                                                                        EQ/Franklin
                                                     EQ/Evergreen                      EQ/Franklin       Small Cap
                                                         Omega       EQ/FI Mid Cap        Income           Value
                                                    --------------   --------------   --------------   --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $           --   $           --   $    2,605,603   $       29,328
 Expenses:
  Asset-based charges ............................         321,897        4,563,321          718,978           66,221
  Less: Reduction for expense limitation .........              --               --               --               --
                                                    --------------   --------------   --------------   --------------
  Net Expenses ...................................         321,897        4,563,321          718,978           66,221
                                                    --------------   --------------   --------------   --------------
Net Investment Income (Loss) .....................        (321,897)      (4,563,321)       1,886,625          (36,893)
                                                    --------------   --------------   --------------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         971,305        8,755,421          627,644         (422,004)
  Realized gain distribution from The Trusts .....       1,457,860       48,809,303          204,643           23,987
                                                    --------------   --------------   --------------   --------------
 Net realized gain (loss) ........................       2,429,165       57,564,724          832,287         (398,017)
                                                    --------------   --------------   --------------   --------------
  Change in unrealized appreciation
   (depreciation) of investments .................          36,208      (32,399,351)      (4,316,497)        (559,628)
                                                    --------------   --------------   --------------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       2,465,373       25,165,373       (3,484,210)        (957,645)
                                                    --------------   --------------   --------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $    2,143,476   $   20,602,052   $   (1,597,585)  $     (994,538)
                                                    ==============   ==============   ==============   ==============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                              EQ/Franklin            EQ/GAMCO         EQ/GAMCO
                                                               Templeton           Mergers and     Small Company
                                                          Founding Strategy (a)    Acquisitions        Value
                                                         ----------------------   --------------   --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $              384,583   $       89,682   $      540,820
 Expenses:
  Asset-based charges .................................                 114,033          138,531        1,342,794
  Less: Reduction for expense limitation ..............                      --               --               --
                                                         ----------------------   --------------   --------------
  Net Expenses ........................................                 114,033          138,531        1,342,794
                                                         ----------------------   --------------   --------------
Net Investment Income (Loss) ..........................                 270,550          (48,849)        (801,974)
                                                         ----------------------   --------------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................                 (35,580)         281,754        4,798,657
  Realized gain distribution from The Trusts ..........                   1,402          548,233        4,470,346
                                                         ----------------------   --------------   --------------
 Net realized gain (loss) .............................                 (34,178)         829,987        9,269,003
                                                         ----------------------   --------------   --------------
  Change in unrealized appreciation
   (depreciation) of investments ......................                (994,758)        (681,020)      (3,368,670)
                                                         ----------------------   --------------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................              (1,028,936)         148,967        5,900,333
                                                         ----------------------   --------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $             (758,386)  $      100,118   $    5,098,359
                                                         ======================   ==============   ==============

                                                                                                 EQ/JPMorgan
                                                         EQ/International     EQ/JPMorgan           Value          EQ/Legg Mason
                                                              Growth           Core Bond        Opportunities       Value Equity
                                                         ----------------   ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $        178,898   $      6,029,538   $        982,472   $             --
 Expenses:
  Asset-based charges .................................           329,678          1,625,863            958,069            270,230
  Less: Reduction for expense limitation ..............                --                 --                 --                 --
                                                         ----------------   ----------------   ----------------   ----------------
  Net Expenses ........................................           329,678          1,625,863            958,069            270,230
                                                         ----------------   ----------------   ----------------   ----------------
Net Investment Income (Loss) ..........................          (150,780)         4,403,675             24,403           (270,230)
                                                         ----------------   ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................         2,307,171           (611,538)         7,730,460            399,299
  Realized gain distribution from The Trusts ..........         1,272,537                 --         10,261,737            457,938
                                                         ----------------   ----------------   ----------------   ----------------
 Net realized gain (loss) .............................         3,579,708           (611,538)        17,992,197            857,237
                                                         ----------------   ----------------   ----------------   ----------------
  Change in unrealized appreciation
   (depreciation) of investments ......................          (488,119)        (1,452,592)       (20,010,281)        (2,224,944)
                                                         ----------------   ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................         3,091,589         (2,064,130)        (2,018,084)        (1,367,707)
                                                         ----------------   ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $      2,940,809   $      2,339,545   $     (1,993,681)  $     (1,637,937)
                                                         ================   ================   ================   ================

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                             EQ/Lord Abbett     EQ/Lord Abbett
                                                              EQ/Long          Growth and          Large Cap
                                                             Term Bond           Income              Core
                                                         ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $        900,663   $        183,565   $         45,977
 Expenses:
  Asset-based charges .................................           257,074            201,873             71,372
  Less: Reduction for expense limitation ..............                --                 --                 --
                                                         ----------------   ----------------   ----------------
  Net Expenses ........................................           257,074            201,873             71,372
                                                         ----------------   ----------------   ----------------
Net Investment Income (Loss) ..........................           643,589            (18,308)           (25,395)
                                                         ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................           (55,376)           634,199            296,352
  Realized gain distribution from The Trusts ..........                --            624,691            239,978
                                                         ----------------   ----------------   ----------------
 Net realized gain (loss) .............................           (55,376)         1,258,890            536,330
                                                         ----------------   ----------------   ----------------
  Change in unrealized appreciation
   (depreciation) of investments ......................           705,823           (973,321)           (70,442)
                                                         ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................           650,447            285,569            465,888
                                                         ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $      1,294,036   $        267,261   $        440,493
                                                         ================   ================   ================

                                                     EQ/Lord Abbett
                                                         Mid Cap          EQ/Marsico          EQ/Money         EQ/Montag &
                                                          Value              Focus             Market        Caldwell Growth
                                                    ----------------   ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $        146,543   $        677,569   $      8,394,695   $         26,677
 Expenses:
  Asset-based charges ............................           319,177          4,725,864          2,350,242             74,941
  Less: Reduction for expense limitation .........                --                 --           (182,343)                --
                                                    ----------------   ----------------   ----------------   ----------------
  Net Expenses ...................................           319,177          4,725,864          2,167,899             74,941
                                                    ----------------   ----------------   ----------------   ----------------
Net Investment Income (Loss) .....................          (172,634)        (4,048,295)         6,226,796            (48,264)
                                                    ----------------   ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         1,710,897         19,961,628           (122,525)           583,698
  Realized gain distribution from The Trusts .....         1,894,731         32,202,504                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net realized gain (loss) ........................         3,605,628         52,164,132           (122,525)           583,698
                                                    ----------------   ----------------   ----------------   ----------------
  Change in unrealized appreciation
   (depreciation) of investments .................        (4,638,663)        (4,405,374)           125,159            242,069
                                                    ----------------   ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (1,033,035)        47,758,758              2,634            825,767
                                                    ----------------   ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $     (1,205,669)  $     43,710,463   $      6,229,430   $        777,503
                                                    ================   ================   ================   ================

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                                        EQ/Oppenheimer
                                                       EQ/Mutual       EQ/Oppenheimer     Main Street
                                                        Shares             Global       Opportunity (c)
                                                    ---------------   ---------------   ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $            --   $        29,327   $         6,250
 Expenses:
  Asset-based charges ............................          318,913            99,498             5,463
  Less: Reduction for expense limitation .........               --                --                --
                                                    ---------------   ---------------   ---------------
  Net Expenses ...................................          318,913            99,498             5,463
                                                    ---------------   ---------------   ---------------
Net Investment Income (Loss) .....................         (318,913)          (70,171)              787
                                                    ---------------   ---------------   ---------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          329,514           304,877            (4,579)
  Realized gain distribution from The Trusts .....            2,956           121,716            63,067
                                                    ---------------   ---------------   ---------------
 Net realized gain (loss) ........................          332,470           426,593            58,488
                                                    ---------------   ---------------   ---------------
  Change in unrealized appreciation
   (depreciation) of investments .................       (1,118,722)         (332,403)         (118,992)
                                                    ---------------   ---------------   ---------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         (786,252)           94,190           (60,504)
                                                    ---------------   ---------------   ---------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $    (1,105,165)  $        24,019   $       (59,717)
                                                    ===============   ===============   ===============

                                                     EQ/Oppenheimer
                                                       Main Street         EQ/PIMCO           EQ/Short           EQ/Small
                                                        Small Cap         Real Return      Duration Bond      Company Index
                                                    ----------------   ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $             --   $      1,114,195   $        465,626   $      2,307,540
 Expenses:
  Asset-based charges ............................            67,754            442,848            117,774          2,118,265
  Less: Reduction for expense limitation .........                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
  Net Expenses ...................................            67,754            442,848            117,774          2,118,265
                                                    ----------------   ----------------   ----------------   ----------------
Net Investment Income (Loss) .....................           (67,754)           671,347            347,852            189,275
                                                    ----------------   ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............            98,052           (135,208)            56,506          6,189,798
  Realized gain distribution from The Trusts .....           120,441            398,511                 --         12,024,078
                                                    ----------------   ----------------   ----------------   ----------------
 Net realized gain (loss) ........................           218,493            263,303             56,506         18,213,876
                                                    ----------------   ----------------   ----------------   ----------------
  Change in unrealized appreciation
   (depreciation) of investments .................          (661,765)         2,795,069            (15,114)       (24,004,047)
                                                    ----------------   ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          (443,272)         3,058,372             41,392         (5,790,171)
                                                    ----------------   ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $       (511,026)  $      3,729,719   $        389,244   $     (5,600,896)
                                                    ================   ================   ================   ================

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                                                  EQ/UBS
                                                    EQ/T. Rowe Price      EQ/Templeton          Growth and
                                                      Growth Stock           Growth              Income
                                                    -----------------   -----------------   -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $          63,275   $         142,501   $         225,276
 Expenses:
  Asset-based charges ............................            589,117             271,752             316,330
  Less: Reduction for expense limitation .........                 --                  --                  --
                                                    -----------------   -----------------   -----------------
  Net Expenses ...................................            589,117             271,752             316,330
                                                    -----------------   -----------------   -----------------
Net Investment Income (Loss) .....................           (525,842)           (129,251)            (91,054)
                                                    -----------------   -----------------   -----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          2,228,804             330,623           1,013,429
  Realized gain distribution from The Trusts .....          4,687,248              81,277                  --
                                                    -----------------   -----------------   -----------------
 Net realized gain (loss) ........................          6,916,052             411,900           1,013,429
                                                    -----------------   -----------------   -----------------
  Change in unrealized appreciation
   (depreciation) of investments .................         (7,931,578)           (805,069)         (1,212,257)
                                                    -----------------   -----------------   -----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         (1,015,526)           (393,169)           (198,828)
                                                    -----------------   -----------------   -----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $      (1,541,368)  $        (522,420)  $        (289,882)
                                                    =================   =================   =================

                                                                          EQ/Van Kampen       EQ/Van Kampen
                                                      EQ/Van Kampen     Emerging Markets         Mid Cap          Eq/Van Kampen
                                                        Comstock              Equity              Growth          Real Estate (b)
                                                    -----------------   -----------------   -----------------   -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $         380,747   $              --   $          93,310   $       1,125,802
 Expenses:
  Asset-based charges ............................            289,258           6,617,232             354,584             722,220
  Less: Reduction for expense limitation .........                 --                  --                  --                  --
                                                    -----------------   -----------------   -----------------   -----------------
  Net Expenses ...................................            289,258           6,617,232             354,584             722,220
                                                    -----------------   -----------------   -----------------   -----------------
Net Investment Income (Loss) .....................             91,489          (6,617,232)           (261,274)            403,582
                                                    -----------------   -----------------   -----------------   -----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............            814,948          84,581,854           2,348,151            (302,303)
  Realized gain distribution from The Trusts .....            806,395         109,883,303           2,017,506             834,510
                                                    -----------------   -----------------   -----------------   -----------------
 Net realized gain (loss) ........................          1,621,343         194,465,157           4,365,657             532,207
                                                    -----------------   -----------------   -----------------   -----------------
  Change in unrealized appreciation
   (depreciation) of investments .................         (2,750,117)        (16,557,720)              9,875         (13,599,212)
                                                    -----------------   -----------------   -----------------   -----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         (1,128,774)        177,907,437           4,375,532         (13,067,005)
                                                    -----------------   -----------------   -----------------   -----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $      (1,037,285)  $     171,290,205   $       4,114,258   $     (12,663,423)
                                                    =================   =================   =================   =================

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                             MarketPLUS           MarketPLUS
                                                        MarketPLUS            Large Cap            Large Cap
                                                    International Core          Core                Growth
                                                    ------------------   ------------------   ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $          451,241   $          197,224   $        1,088,460
 Expenses:
  Asset-based charges ............................           1,416,683              207,349            4,223,254
  Less: Reduction for expense limitation .........                  --                   --                   --
                                                    ------------------   ------------------   ------------------
  Net Expenses ...................................           1,416,683              207,349            4,223,254
                                                    ------------------   ------------------   ------------------
Net Investment Income (Loss) .....................            (965,442)             (10,125)          (3,134,794)
                                                    ------------------   ------------------   ------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............           9,584,269            1,575,093           19,023,896
  Realized gain distribution from The Trusts .....          22,363,950            3,280,878                   --
                                                    ------------------   ------------------   ------------------
 Net realized gain (loss) ........................          31,948,219            4,855,971           19,023,896
                                                    ------------------   ------------------   ------------------
  Change in unrealized appreciation
   (depreciation) of investments .................         (17,185,462)          (4,430,562)          25,806,328
                                                    ------------------   ------------------   ------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          14,762,757              425,409           44,830,224
                                                    ------------------   ------------------   ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $       13,797,315   $          415,284   $       41,695,430
                                                    ==================   ==================   ==================

                                                       MarketPLUS
                                                         Mid Cap           Multimanager        Multimanager       Multimanager
                                                          Value         Aggressive Equity       Core Bond          Health Care
                                                    -----------------   -----------------   -----------------   -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $       5,154,743   $         878,952   $       2,839,238   $              --
 Expenses:
  Asset-based charges ............................          6,702,914          12,362,709             871,773             648,600
  Less: Reduction for expense limitation .........                 --          (2,686,731)                 --                  --
                                                    -----------------   -----------------   -----------------   -----------------
  Net Expenses ...................................          6,702,914           9,675,978             871,773             648,600
                                                    -----------------   -----------------   -----------------   -----------------
Net Investment Income (Loss) .....................         (1,548,171)         (8,797,026)          1,967,465            (648,600)
                                                    -----------------   -----------------   -----------------   -----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         17,147,029           2,694,259            (478,087)          1,507,730
  Realized gain distribution from The Trusts .....        118,306,024                  --                  --           4,016,221
                                                    -----------------   -----------------   -----------------   -----------------
 Net realized gain (loss) ........................        135,453,053           2,694,259            (478,087)          5,523,951
                                                    -----------------   -----------------   -----------------   -----------------
  Change in unrealized appreciation
   (depreciation) of investments .................       (147,048,888)         98,209,591           1,883,980          (1,195,161)
                                                    -----------------   -----------------   -----------------   -----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (11,595,835)        100,903,850           1,405,893           4,328,790
                                                    -----------------   -----------------   -----------------   -----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $     (13,144,006)  $      92,106,824   $       3,373,358   $       3,680,190
                                                    =================   =================   =================   =================

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                        Multimanager        Multimanager
                                                      Multimanager      International        Large Cap
                                                       High Yield           Equity          Core Equity
                                                    ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $     14,114,061   $        826,765   $        100,627
 Expenses:
  Asset-based charges ............................         2,390,519          1,478,433            284,453
  Less: Reduction for expense limitation .........                --                 --                 --
                                                    ----------------   ----------------   ----------------
  Net Expenses ...................................         2,390,519          1,478,433            284,453
                                                    ----------------   ----------------   ----------------
Net Investment Income (Loss) .....................        11,723,542           (651,668)          (183,826)
                                                    ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          (278,762)        11,072,237          1,425,601
  Realized gain distribution from The Trusts .....                --          6,827,292          1,578,505
                                                    ----------------   ----------------   ----------------
 Net realized gain (loss) ........................          (278,762)        17,899,529          3,004,106
                                                    ----------------   ----------------   ----------------
  Change in unrealized appreciation
   (depreciation) of investments .................        (7,784,322)        (5,342,494)        (2,021,923)
                                                    ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (8,063,084)        12,557,035            982,183
                                                    ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $      3,660,458   $     11,905,367   $        798,357
                                                    ================   ================   ================

                                                       Multimanager      Multimanager       Multimanager       Multimanager
                                                        Large Cap          Large Cap          Mid Cap             Mid Cap
                                                         Growth              Value             Growth              Value
                                                    ----------------   ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $             --   $        831,530   $             --   $             --
 Expenses:
  Asset-based charges ............................           493,442            921,240          1,130,878          1,020,988
  Less: Reduction for expense limitation .........                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
  Net Expenses ...................................           493,442            921,240          1,130,878          1,020,988
                                                    ----------------   ----------------   ----------------   ----------------
Net Investment Income (Loss) .....................          (493,442)           (89,710)        (1,130,878)        (1,020,988)
                                                    ----------------   ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         1,496,878          4,577,222          2,121,600         (1,326,310)
  Realized gain distribution from The Trusts .....         4,765,699          7,610,744          8,808,118          6,335,625
                                                    ----------------   ----------------   ----------------   ----------------
 Net realized gain (loss) ........................         6,262,577         12,187,966         10,929,718          5,009,315
                                                    ----------------   ----------------   ----------------   ----------------
  Change in unrealized appreciation
   (depreciation) of investments .................        (2,088,714)       (10,676,307)        (1,289,899)        (4,726,493)
                                                    ----------------   ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         4,173,863          1,511,659          9,639,819            282,822
                                                    ----------------   ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $      3,680,421   $      1,421,949   $      8,508,941   $       (738,166)
                                                    ================   ================   ================   ================

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                     Multimanager        Multimanager
                                                      Small Cap            Small Cap        Multimanager
                                                        Growth               Value           Technology
                                                    ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $             --   $        621,349   $             --
 Expenses:
  Asset-based charges ............................           672,155          2,652,726          1,533,351
  Less: Reduction for expense limitation .........                --                 --                 --
                                                    ----------------   ----------------   ----------------
  Net Expenses ...................................           672,155          2,652,726          1,533,351
                                                    ----------------   ----------------   ----------------
Net Investment Income (Loss) .....................          (672,155)        (2,031,377)        (1,533,351)
                                                    ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         1,394,392         (1,832,829)        13,077,795
  Realized gain distribution from The Trusts .....         5,615,306         15,861,596                 --
                                                    ----------------   ----------------   ----------------
 Net realized gain (loss) ........................         7,009,698         14,028,767         13,077,795
                                                    ----------------   ----------------   ----------------
  Change in unrealized appreciation
   (depreciation) of investments .................        (7,496,644)       (33,937,728)         5,906,751
                                                    ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          (486,946)       (19,908,961)        18,984,546
                                                    ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $     (1,159,101)  $    (21,940,338)  $     17,451,195
                                                    ================   ================   ================

                                                     Target 2015     Target 2025    Target 2035     Target 2045
                                                      Allocation      Allocation     Allocation      Allocation
                                                    -------------   -------------   -------------   -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $     217,137   $     211,647   $      93,740   $      55,754
 Expenses:
  Asset-based charges ............................         55,880          65,985          29,474          21,912
  Less: Reduction for expense limitation .........             --              --              --              --
                                                    -------------   -------------   -------------   -------------
  Net Expenses ...................................         55,880          65,985          29,474          21,912
                                                    -------------   -------------   -------------   -------------
Net Investment Income (Loss) .....................        161,257         145,662          64,266          33,842
                                                    -------------   -------------   -------------   -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         76,349          85,907          52,289          73,473
  Realized gain distribution from The Trusts .....         72,317          99,263          32,577          85,207
                                                    -------------   -------------   -------------   -------------
 Net realized gain (loss) ........................        148,666         185,170          84,866         158,680
                                                    -------------   -------------   -------------   -------------
  Change in unrealized appreciation
   (depreciation) of investments .................       (170,852)       (225,356)        (96,824)       (156,241)
                                                    -------------   -------------   -------------   -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (22,186)        (40,186)        (11,958)          2,439
                                                    -------------   -------------   -------------   -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $     139,071   $     105,476   $      52,308   $      36,281
                                                    =============   =============   =============   =============

-------
(a) Commenced operations on May 29, 2007.
(b) Commenced operations on August 17, 2007.
(c) Commenced operations on May 18, 2007.
The accompanying notes are an integral part of these financial statements.

                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                              AXA Aggressive
                                                                Allocation
                                                    -----------------------------------
                                                          2007               2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $      2,110,936   $        993,051
 Net realized gain (loss) on investments .........         9,108,997          2,823,176
 Change in unrealized appreciation
  (depreciation) of investments ..................        (6,954,750)         3,292,688
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         4,265,183          7,108,915
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        54,226,477         23,844,855
  Transfers between funds including
   guaranteed interest account, net ..............        34,562,020         26,083,492
  Transfers for contract benefit and
   terminations ..................................        (8,914,260)        (2,538,626)
  Contract maintenance charges ...................          (170,154)           (60,128)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        79,704,083         47,329,593
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............              (509)           (44,777)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................        83,968,757         54,393,731
Net Assets -- Beginning of Period ................        77,409,118         23,015,387
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $    161,377,875   $     77,409,118
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --
 Units Redeemed ..................................                --                 --
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --
                                                    ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               707                459
 Units Redeemed ..................................              (190)              (120)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................               517                339
                                                    ----------------   ----------------

                                                             AXA Conservative                   AXA Conservative-Plus
                                                                Allocation                            Allocation
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006                2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $      1,173,493   $        465,936   $      1,746,797   $        817,332
 Net realized gain (loss) on investments .........         1,032,966            165,790          2,435,254            829,118
 Change in unrealized appreciation
  (depreciation) of investments ..................          (841,932)           190,212         (1,896,227)           638,458
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         1,364,527            821,938          2,285,824          2,284,908
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........         9,072,870          4,859,836         21,433,036         15,970,563
  Transfers between funds including
   guaranteed interest account, net ..............        19,023,354          2,799,627         21,846,163          6,697,745
  Transfers for contract benefit and
   terminations ..................................        (3,601,931)        (1,579,213)        (6,889,845)        (3,805,513)
  Contract maintenance charges ...................           (20,616)           (12,780)           (61,923)           (30,881)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        24,473,677          6,067,470         36,327,431         18,831,914
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............                --            (38,671)                47            (38,269)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        25,838,204          6,850,737         38,613,302         21,078,553
Net Assets -- Beginning of Period ................        18,937,107         12,086,370         41,481,408         20,402,855
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     44,775,311   $     18,937,107   $     80,094,710   $     41,481,408
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               327                122                438                256
 Units Redeemed ..................................              (116)               (67)              (146)               (94)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               211                 55                292                162
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,



                                                                 AXA Moderate
                                                                  Allocation
                                                    ---------------------------------------
                                                            2007                 2006
                                                    ------------------   ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       39,436,364   $       28,974,017
 Net realized gain (loss) on investments .........          62,893,133           37,835,708
 Change in unrealized appreciation
  (depreciation) of investments ..................         (11,964,149)          82,054,012
                                                    ------------------   ------------------
 Net increase (decrease) in net assets from
  operations .....................................          90,365,348          148,863,737
                                                    ------------------   ------------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........         151,377,299          119,386,928
  Transfers between funds including
   guaranteed interest account, net ..............          28,229,318          (20,879,947)
  Transfers for contract benefit and
   terminations ..................................        (205,914,111)        (210,390,505)
  Contract maintenance charges ...................          (1,218,186)          (1,185,812)
  Adjustments to net assets allocated to
   contracts in payout period ....................            (680,602)            (591,694)
                                                    ------------------   ------------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         (28,206,282)        (113,661,030)
                                                    ------------------   ------------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............           2,433,061               71,950
                                                    ------------------   ------------------
Increase (Decrease) in Net Assets ................          64,592,127           35,274,657
Net Assets -- Beginning of Period ................       1,701,006,898        1,665,732,241
                                                    ------------------   ------------------
Net Assets -- End of Period ......................  $    1,765,599,025   $    1,701,006,898
                                                    ==================   ==================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               2,823                2,209
 Units Redeemed ..................................              (3,432)              (3,743)
                                                    ------------------   ------------------
 Net Increase (Decrease) .........................                (609)              (1,534)
                                                    ------------------   ------------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                 419                  270
 Units Redeemed ..................................                (210)                (177)
                                                    ------------------   ------------------
 Net Increase (Decrease) .........................                 209                   93
                                                    ------------------   ------------------

                                                             AXA Moderate-Plus                  EQ/AllianceBernstein
                                                                Allocation                          Common Stock
                                                    -----------------------------------   -----------------------------------
                                                          2007                2006              2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $      8,409,404   $      3,839,574   $       (169,655)  $      8,160,325
 Net realized gain (loss) on investments .........        23,686,021          5,834,592         79,901,173         23,573,141
 Change in unrealized appreciation
  (depreciation) of investments ..................       (15,854,312)        12,340,076         27,484,537        354,142,577
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        16,241,113         22,014,242        107,216,055        385,876,043
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       143,019,927         79,982,968        163,082,552        182,291,624
  Transfers between funds including
   guaranteed interest account, net ..............       119,368,137         83,449,300       (288,982,562)      (227,957,731)
  Transfers for contract benefit and
   terminations ..................................       (31,788,962)        (9,097,843)      (485,116,602)      (551,180,693)
  Contract maintenance charges ...................          (456,144)          (214,420)        (2,337,851)        (2,608,747)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --          1,817,256            428,036
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       230,142,958        154,120,005       (611,537,207)      (599,027,511)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............               830            (33,083)        (4,079,702)        (1,994,452)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................       246,384,901        176,101,164       (508,400,854)      (215,145,920)
Net Assets -- Beginning of Period ................       267,422,318         91,321,154      4,188,213,018      4,403,358,938
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $    513,807,219   $    267,422,318   $  3,679,812,164   $  4,188,213,018
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                752                940
 Units Redeemed ..................................                --                 --             (2,345)            (2,715)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --             (1,593)            (1,775)
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................             2,052              1,337                214                233
 Units Redeemed ..................................              (458)              (179)              (388)              (340)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................             1,594              1,158               (174)              (107)
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/AllianceBernstein
                                                               Intermediate
                                                          Government Securities
                                                    ---------------------------------
                                                          2007             2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $     3,903,584   $     3,580,538
 Net realized gain (loss) on investments .........         (970,093)       (1,387,779)
 Change in unrealized appreciation
  (depreciation) of investments ..................        3,752,005           325,750
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................        6,685,496         2,518,509
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       10,940,399        11,712,692
  Transfers between funds including
   guaranteed interest account, net ..............       (3,929,382)      (10,727,955)
  Transfers for contract benefit and
   terminations ..................................      (16,055,518)      (16,943,417)
  Contract maintenance charges ...................          (98,606)         (113,339)
  Adjustments to net assets allocated to
   contracts in payout period ....................           38,353            34,238
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (9,104,754)      (16,037,781)
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............          (86,833)          (50,074)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................       (2,506,091)      (13,569,346)
Net Assets -- Beginning of Period ................      124,772,879       138,342,225
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $   122,266,788   $   124,772,879
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................              112                94
 Units Redeemed ..................................             (144)             (178)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................              (32)              (84)
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               35                28
 Units Redeemed ..................................              (64)              (50)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................              (29)              (22)
                                                    ---------------   ---------------

                                                            EQ/AllianceBernstein                 EQ/AllianceBernstein
                                                               International                       Large Cap Growth
                                                    -----------------------------------   -----------------------------------
                                                          2007                2006               2007              2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $      1,689,847   $      2,756,554   $     (1,864,505)  $     (2,002,698)
 Net realized gain (loss) on investments .........       156,460,401        130,011,138         13,405,080          7,118,429
 Change in unrealized appreciation
  (depreciation) of investments ..................       (65,600,773)        30,111,789          5,205,658         (9,122,230)
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        92,549,475        162,879,481         16,746,233         (4,006,499)
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        81,508,287         70,066,182         12,179,733         15,025,830
  Transfers between funds including
   guaranteed interest account, net ..............         6,171,213         18,012,387        (11,077,052)        (8,965,564)
  Transfers for contract benefit and
   terminations ..................................      (105,427,840)       (97,790,219)       (18,052,807)       (18,321,891)
  Contract maintenance charges ...................          (650,594)          (623,475)          (142,188)          (160,474)
  Adjustments to net assets allocated to
   contracts in payout period ....................          (876,667)          (309,402)                --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (19,275,601)       (10,644,527)       (17,092,314)       (12,422,099)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............           842,726            (71,367)               166           (384,409)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        74,116,600        152,163,587           (345,915)       (16,813,007)
Net Assets -- Beginning of Period ................       890,675,996        738,512,409        146,209,754        163,022,761
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $    964,792,596   $    890,675,996   $    145,863,839   $    146,209,754
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               803                907                 --                 --
 Units Redeemed ..................................              (945)            (1,030)                --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................              (142)              (123)                --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               254                260                325                506
 Units Redeemed ..................................              (195)              (183)              (566)              (699)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                59                 77               (241)              (193)
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/AllianceBernstein
                                                               Quality Bond
                                                    -----------------------------------
                                                          2007              2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $      5,930,447   $      4,255,990
 Net realized gain (loss) on investments .........          (263,447)          (386,141)
 Change in unrealized appreciation
  (depreciation) of investments ..................          (473,499)           200,508
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         5,193,501          4,070,357
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        15,266,857         15,216,777
  Transfers between funds including
   guaranteed interest account, net ..............         2,980,102         (5,690,869)
  Transfers for contract benefit and
   terminations ..................................       (19,484,211)       (20,655,589)
  Contract maintenance charges ...................          (116,772)          (129,800)
  Adjustments to net assets allocated to
   contracts in payout period ....................           (10,486)            45,883
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        (1,364,510)       (11,213,598)
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............            20,982           (324,182)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................         3,849,973         (7,467,423)
Net Assets -- Beginning of Period ................       153,424,054        160,891,477
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $    157,274,027   $    153,424,054
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               158                152
 Units Redeemed ..................................              (161)              (211)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                (3)               (59)
                                                    ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                52                 41
 Units Redeemed ..................................               (57)               (51)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                (5)               (10)
                                                    ----------------   ----------------

                                                           EQ/AllianceBernstein                  EQ/AllianceBernstein
                                                             Small Cap Growth                          Value (i)
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007              2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $     (5,041,206)  $     (4,981,125)  $     12,731,681   $      1,679,828
 Net realized gain (loss) on investments .........        82,670,344         58,134,243        163,919,688         57,086,970
 Change in unrealized appreciation
  (depreciation) of investments ..................       (23,317,507)       (25,601,492)      (266,779,879)        19,258,630
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        54,311,631         27,551,626        (90,128,510)        78,025,428
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        30,149,425         33,603,148        103,244,325         66,025,240
  Transfers between funds including
   guaranteed interest account, net ..............       (23,203,648)       (20,033,242)     1,088,938,159         26,933,460
  Transfers for contract benefit and
   terminations ..................................       (43,266,870)       (40,742,131)       (94,156,283)       (41,978,008)
  Contract maintenance charges ...................          (317,674)          (347,454)          (692,001)          (328,352)
  Adjustments to net assets allocated to
   contracts in payout period ....................          (850,410)             6,203         (7,127,679)                --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (37,489,177)       (27,513,476)     1,090,206,521         50,652,340
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............           778,057            (97,525)         6,734,139           (264,897)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        17,600,511            (59,375)     1,006,812,150        128,412,871
Net Assets -- Beginning of Period ................       373,919,423        373,978,798        500,588,174        372,175,303
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $    391,519,934   $    373,919,423   $  1,507,400,324   $    500,588,174
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               371                466             10,615                 --
 Units Redeemed ..................................              (528)              (608)            (1,228)                --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................              (157)              (142)             9,387                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                74                 88              1,238              1,021
 Units Redeemed ..................................              (113)              (107)            (2,995)              (641)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               (39)               (19)            (1,757)               380
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/Ariel Appreciation II
                                                    ---------------------------------
                                                          2007            2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       (31,411)  $        (1,404)
 Net realized gain (loss) on investments .........          234,651            15,804
 Change in unrealized appreciation
  (depreciation) of investments ..................         (295,137)          251,349
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................          (91,897)          265,749
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........          537,998           850,759
  Transfers between funds including
   guaranteed interest account, net ..............           17,479         1,672,225
  Transfers for contract benefit and
   terminations ..................................         (448,436)         (153,696)
  Contract maintenance charges ...................             (769)             (276)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................          106,272         2,369,012
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............               --              (522)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................           14,375         2,634,239
Net Assets -- Beginning of Period ................        3,222,815           588,576
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $     3,237,190   $     3,222,815
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B

 Units Issued ....................................               16                29
 Units Redeemed ..................................              (15)               (7)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................                1                22
                                                    ---------------   ---------------


                                                             EQ/AXA Rosenberg
                                                               Value Long/                           EQ/BlackRock
                                                               Short Equity                      Basic Value Equity
                                                    -----------------------------------   -----------------------------------
                                                           2007              2006               2007                2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $         64,057   $        149,810   $       (933,078)  $      5,635,772
 Net realized gain (loss) on investments .........           (30,630)           183,507         54,500,800         38,868,753
 Change in unrealized appreciation
  (depreciation) of investments ..................           134,180           (354,260)       (53,893,635)        19,316,684
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           167,607            (20,943)          (325,913)        63,821,209
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........         1,232,476          1,981,174         42,331,336         35,888,869
  Transfers between funds including
   guaranteed interest account, net ..............        (1,170,387)           465,450        (11,188,106)       (13,630,979)
  Transfers for contract benefit and
   terminations ..................................          (841,931)        (1,110,673)       (38,515,211)       (38,677,152)
  Contract maintenance charges ...................            (4,201)            (4,202)          (294,561)          (300,593)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................          (784,043)         1,331,749         (7,666,542)       (16,719,855)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............              (131)           (37,431)              (445)          (165,867)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................          (616,567)         1,273,375         (7,992,900)        46,935,487
Net Assets -- Beginning of Period ................         9,609,912          8,336,537        391,201,374        344,265,887
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $      8,993,345   $      9,609,912   $    383,208,474   $    391,201,374
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                36                 61                330                295
 Units Redeemed ..................................               (44)               (49)              (362)              (383)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                (8)                12                (32)               (88)
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/BlackRock
                                                           International Value
                                                    ---------------------------------
                                                         2007               2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $     2,127,582   $     6,000,801
 Net realized gain (loss) on investments .........       63,591,750        36,610,570
 Change in unrealized appreciation
  (depreciation) of investments ..................      (38,025,776)       10,921,813
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................       27,693,556        53,533,184
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       49,118,204        40,990,575
  Transfers between funds including
   guaranteed interest account, net ..............          222,107        25,730,670
  Transfers for contract benefit and
   terminations ..................................      (30,119,561)      (21,758,539)
  Contract maintenance charges ...................         (275,242)         (226,752)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       18,945,508        44,735,954
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............           (1,520)          (42,132)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................       46,637,544        98,227,006
Net Assets -- Beginning of Period ................      305,184,118       206,957,112
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $   351,821,662   $   305,184,118
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              646               752
 Units Redeemed ..................................             (528)             (442)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................              118               310
                                                    ---------------   ---------------


                                                             EQ/Boston Advisors                       EQ/Calvert
                                                               Equity Income                    Socially Responsible
                                                    -----------------------------------   -----------------------------------
                                                           2007              2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        353,973   $        482,506   $       (203,327)  $       (200,699)
 Net realized gain (loss) on investments .........         5,871,824          3,342,383          1,871,539            483,208
 Change in unrealized appreciation
  (depreciation) of investments ..................        (5,192,746)         1,977,669            426,570            422,095
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         1,033,051          5,802,558          2,094,782            704,604
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........         9,015,589          9,934,074          3,625,295          3,333,284
  Transfers between funds including
   guaranteed interest account, net ..............         1,490,840          3,521,861            678,610            201,643
  Transfers for contract benefit and
   terminations ..................................        (3,865,927)        (2,924,686)        (1,052,026)          (984,884)
  Contract maintenance charges ...................           (40,300)           (28,845)           (28,294)           (25,724)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         6,600,202         10,502,404          3,223,585          2,524,319
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............            24,976            (15,165)                --            (29,785)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         7,658,229         16,289,797          5,318,367          3,199,138
Net Assets -- Beginning of Period ................        50,723,170         34,433,373         18,796,951         15,597,813
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     58,381,399   $     50,723,170   $     24,115,318   $     18,796,951
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               166                194                 73                 62
 Units Redeemed ..................................              (115)              (107)               (40)               (33)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                51                 87                 33                 29
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Capital Guardian
                                                                 Growth
                                                    ---------------------------------
                                                          2007             2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $      (196,797)  $       (93,555)
 Net realized gain (loss) on investments .........          962,601           348,670
 Change in unrealized appreciation
  (depreciation) of investments ..................         (452,942)          280,645
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................          312,862           535,760
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        2,838,215         2,471,571
  Transfers between funds including
   guaranteed interest account, net ..............        5,339,464         2,066,485
  Transfers for contract benefit and
   terminations ..................................       (1,582,049)         (780,892)
  Contract maintenance charges ...................          (12,415)           (9,047)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        6,583,215         3,748,117
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............               33           (67,544)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................        6,896,110         4,216,333
Net Assets -- Beginning of Period ................       11,198,080         6,981,747
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $    18,094,190   $    11,198,080
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              138                79
 Units Redeemed ..................................              (58)              (28)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               80                51
                                                    ---------------   ---------------


                                                           EQ/Capital Guardian                    EQ/Caywood-Scholl
                                                               Research (e)                        High Yield Bond
                                                    -----------------------------------   -----------------------------------
                                                          2007                2006              2007                2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       (186,099)  $     (1,120,689)  $      1,535,986   $        731,264
 Net realized gain (loss) on investments .........        22,267,229         10,962,001            125,122            (67,947)
 Change in unrealized appreciation
  (depreciation) of investments ..................       (29,606,074)         5,365,744         (1,469,113)           127,594
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        (7,524,944)        15,207,056            191,995            790,911
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        17,892,867         10,717,792          6,847,343          5,139,650
  Transfers between funds including
   guaranteed interest account, net ..............       117,170,856         (5,827,436)         6,094,383          5,250,256
  Transfers for contract benefit and
   terminations ..................................       (22,944,468)       (17,865,055)        (1,754,667)          (477,477)
  Contract maintenance charges ...................          (145,033)          (120,186)           (14,010)            (5,264)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       111,974,222        (13,094,885)        11,173,049          9,907,165
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............            47,170            (61,233)               (83)           (11,742)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................       104,496,448          2,050,938         11,364,961         10,686,334
Net Assets -- Beginning of Period ................       152,411,680        150,360,742         16,052,612          5,366,278
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $    256,908,128   $    152,411,680   $     27,417,573   $     16,052,612
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................             1,127                142                158                122
 Units Redeemed ..................................              (345)              (247)               (59)               (28)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               782               (105)                99                 94
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Davis New
                                                            York Venture (a)
                                                    ---------------------------------
                                                          2007              2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        (2,438)  $           280
 Net realized gain (loss) on investments .........           16,159                27
 Change in unrealized appreciation
  (depreciation) of investments ..................          (75,153)            6,071
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................          (61,432)            6,378
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        1,358,012             1,970
  Transfers between funds including
   guaranteed interest account, net ..............        4,705,333           323,351
  Transfers for contract benefit and
   terminations ..................................         (179,751)             (879)
  Contract maintenance charges ...................             (555)              (23)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        5,883,039           324,419
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............            1,328                11
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................        5,822,935           330,808
Net Assets -- Beginning of Period ................          330,808                --
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $     6,153,743   $       330,808
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               69                 3
 Units Redeemed ..................................               (8)               --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               61                 3
                                                    ---------------   ---------------


                                                                EQ/Equity                             EQ/Evergreen
                                                                500 Index                         International Bond
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $      2,319,768   $      4,440,660   $        310,374   $        (29,455)
 Net realized gain (loss) on investments .........        68,723,346         55,633,685            295,506             29,185
 Change in unrealized appreciation
  (depreciation) of investments ..................       (30,655,199)        70,749,494            516,896            133,624
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        40,387,915        130,823,839          1,122,776            133,354
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        87,769,862         85,238,789          3,857,737          2,341,404
  Transfers between funds including
   guaranteed interest account, net ..............       (18,034,604)       (47,869,795)        11,082,783          5,013,512
  Transfers for contract benefit and
   terminations ..................................      (124,054,035)      (128,184,879)          (879,437)          (306,226)
  Contract maintenance charges ...................          (827,668)          (877,997)            (4,268)              (820)
  Adjustments to net assets allocated to
   contracts in payout period ....................          (437,332)           (51,962)                --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (55,583,777)       (91,745,844)        14,056,815          7,047,870
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............          (499,774)          (847,997)               973                278
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................       (15,695,636)        38,229,998         15,180,564          7,181,502
Net Assets -- Beginning of Period ................     1,042,033,450      1,003,803,452          7,685,202            503,700
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $  1,026,337,814   $  1,042,033,450   $     22,865,766   $      7,685,202
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               530                474                 --                 --
 Units Redeemed ..................................              (696)              (789)                --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................              (166)              (315)                --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               228                198                188                 90
 Units Redeemed ..................................              (220)              (211)               (52)               (18)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                 8                (13)               136                 72
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Evergreen
                                                                   Omega                              EQ/FI Mid Cap
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       (321,897)  $        197,677   $     (4,563,321)  $      5,989,120
 Net realized gain (loss) on investments .........         2,429,165          2,293,248         57,564,724         22,403,558
 Change in unrealized appreciation
  (depreciation) of investments ..................            36,208         (1,486,396)       (32,399,351)          (218,866)
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         2,143,476          1,004,529         20,602,052         28,173,812
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........         3,444,657          3,017,452         56,779,766         52,670,204
  Transfers between funds including
   guaranteed interest account, net ..............         2,089,065         (3,027,848)        (1,827,408)        (5,193,697)
  Transfers for contract benefit and
   terminations ..................................        (1,719,036)        (2,608,222)       (29,135,984)       (23,253,993)
  Contract maintenance charges ...................           (21,687)           (22,636)          (308,711)          (273,752)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         3,792,999         (2,641,254)        25,507,663         23,948,762
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............            (2,576)           (78,603)               961            (48,063)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         5,933,899         (1,715,328)        46,110,676         52,074,511
Net Assets -- Beginning of Period ................        22,794,335         24,509,663        318,046,630        265,972,119
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     28,728,234   $     22,794,335   $    364,157,306   $    318,046,630
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               140                 82                660                684
 Units Redeemed ..................................              (102)              (113)              (477)              (489)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                38                (31)               183                195
                                                    ----------------   ----------------   ----------------   ----------------


                                                              EQ/Franklin
                                                               Income (a)
                                                    ---------------------------------
                                                          2007              2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $     1,886,625   $        47,519
 Net realized gain (loss) on investments .........          832,287             8,511
 Change in unrealized appreciation
  (depreciation) of investments ..................       (4,316,497)          183,835
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................       (1,597,585)          239,865
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       23,595,892         1,756,959
  Transfers between funds including
   guaranteed interest account, net ..............       56,084,639        10,908,196
  Transfers for contract benefit and
   terminations ..................................       (4,188,828)         (137,934)
  Contract maintenance charges ...................          (13,285)             (267)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       75,478,418        12,526,954
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............            1,579               556
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................       73,882,412        12,767,375
Net Assets -- Beginning of Period ................       12,767,375                --
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $    86,649,787   $    12,767,375
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              834               125
 Units Redeemed ..................................             (131)               (3)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................              703               122
                                                    ---------------   ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                           EQ/Franklin
                                                                                            Templeton
                                                            EQ/Franklin Small                Founding
                                                              Cap Value (a)                Strategy (b)
                                                    -----------------------------------   ----------------
                                                          2007               2006               2007
                                                    ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        (36,893)  $           (392)  $        270,550
 Net realized gain (loss) on investments .........          (398,017)             6,164            (34,178)
 Change in unrealized appreciation
  (depreciation) of investments ..................          (559,628)            12,682           (994,758)
                                                    ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................          (994,538)            18,454           (758,386)
                                                    ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........         2,793,137            343,066          9,979,563
  Transfers between funds including
   guaranteed interest account, net ..............         3,782,881            856,012         19,011,157
  Transfers for contract benefit and
   terminations ..................................          (394,344)            (1,458)          (402,681)
  Contract maintenance charges ...................            (2,277)               (30)            (2,861)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --
                                                    ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         6,179,397          1,197,590         28,585,178
                                                    ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............               935                 14                358
                                                    ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         5,185,794          1,216,058         27,827,150
Net Assets -- Beginning of Period ................         1,216,058                 --                 --
                                                    ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $      6,401,852   $      1,216,058   $     27,827,150
                                                    ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --
 Units Redeemed ..................................                --                 --                 --
                                                    ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --
                                                    ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               124                 15                308
 Units Redeemed ..................................               (69)                (4)               (16)
                                                    ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                55                 11                292
                                                    ----------------   ----------------   ----------------


                                                                 EQ/GAMCO                             EQ/GAMCO
                                                         Mergers and Acquisitions               Small Company Value
                                                    -----------------------------------   -----------------------------------
                                                           2007               2006              2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        (48,849)  $        246,348   $       (801,974)  $        142,943
 Net realized gain (loss) on investments .........           829,987             93,034          9,269,003          3,938,199
 Change in unrealized appreciation
  (depreciation) of investments ..................          (681,020)           151,378         (3,368,670)         4,076,767
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           100,118            490,760          5,098,359          8,157,909
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........         2,835,548          1,974,287         27,902,521         13,553,932
  Transfers between funds including
   guaranteed interest account, net ..............         3,076,086          3,043,310         35,891,164          8,511,271
  Transfers for contract benefit and
   terminations ..................................          (704,858)          (425,207)        (7,459,799)        (3,686,284)
  Contract maintenance charges ...................            (5,236)            (2,278)           (72,198)           (40,302)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         5,201,540          4,590,112         56,261,688         18,338,617
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............                --             (7,896)             3,666            (19,644)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         5,301,658          5,072,976         61,363,713         26,476,882
Net Assets -- Beginning of Period ................         7,593,169          2,520,193         66,229,377         39,752,495
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     12,894,827   $      7,593,169   $    127,593,090   $     66,229,377
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                72                 54                627                318
 Units Redeemed ..................................               (29)               (12)              (245)              (175)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                43                 42                382                143
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/International                        EQ/JPMorgan
                                                                  Growth                              Core Bond
                                                    -----------------------------------   -----------------------------------
                                                          2007                2006              2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       (150,780)  $         (3,855)  $      4,403,675   $      3,592,418
 Net realized gain (loss) on investments .........         3,579,708            802,724           (611,538)          (537,483)
 Change in unrealized appreciation
  (depreciation) of investments ..................          (488,119)           767,531         (1,452,592)            80,834
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         2,940,809          1,566,400          2,339,545          3,135,769
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........         6,425,226          2,793,186         20,388,546         20,331,563
  Transfers between funds including
   guaranteed interest account, net ..............        17,639,200          6,507,601          9,508,305          4,055,847
  Transfers for contract benefit and
   terminations ..................................        (2,172,958)          (453,778)       (11,711,887)       (10,841,179)
  Contract maintenance charges ...................           (13,640)            (3,435)          (105,402)          (102,756)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        21,877,828          8,843,574         18,079,562         13,443,475
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............                15             (1,775)             2,470            (35,226)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        24,818,652         10,408,199         20,421,577         16,544,018
Net Assets -- Beginning of Period ................        12,582,938          2,174,739        117,713,311        101,169,293
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     37,401,590   $     12,582,938   $    138,134,888   $    117,713,311
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               264                176                390                338
 Units Redeemed ..................................              (125)              (107)              (235)              (220)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               139                 69                155                118
                                                    ----------------   ----------------   ----------------   ----------------


                                                               EQ/JPMorgan
                                                          Value Opportunities
                                                    ---------------------------------
                                                          2007             2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        24,403   $     1,954,050
 Net realized gain (loss) on investments .........       17,992,197         5,248,894
 Change in unrealized appreciation
  (depreciation) of investments ..................      (20,010,281)        3,773,066
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................       (1,993,681)       10,976,010
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        6,277,163         5,314,484
  Transfers between funds including
   guaranteed interest account, net ..............          604,651          (267,917)
  Transfers for contract benefit and
   terminations ..................................       (8,766,805)       (7,923,924)
  Contract maintenance charges ...................          (51,440)          (54,466)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (1,936,431)       (2,931,823)
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............              248           (82,872)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................       (3,929,864)        7,961,315
Net Assets -- Beginning of Period ................       68,777,974        60,816,659
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $    64,848,110   $    68,777,974
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              130               102
 Units Redeemed ..................................             (144)             (123)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................              (14)              (21)
                                                    ---------------   ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Legg Mason
                                                               Value Equity
                                                    ---------------------------------
                                                          2007             2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $      (270,230)  $      (146,573)
 Net realized gain (loss) on investments .........          857,237           (70,317)
 Change in unrealized appreciation
  (depreciation) of investments ..................       (2,224,944)        1,423,361
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................       (1,637,937)        1,206,471
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        4,286,445         7,045,856
  Transfers between funds including
   guaranteed interest account, net ..............          837,601         9,092,644
  Transfers for contract benefit and
   terminations ..................................       (1,401,094)         (627,695)
  Contract maintenance charges ...................          (14,476)           (3,735)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        3,708,476        15,507,070
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............               --             1,425
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................        2,070,539        16,714,966
Net Assets -- Beginning of Period ................       18,867,134         2,152,168
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $    20,937,673   $    18,867,134
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               79               187
 Units Redeemed ..................................              (46)              (39)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               33               148
                                                    ---------------   ---------------


                                                                 EQ/Long                           EQ/Lord Abbett
                                                                Term Bond                         Growth and Income
                                                    -----------------------------------   -----------------------------------
                                                          2007                2006              2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        643,589   $        489,329   $        (18,308)  $         16,315
 Net realized gain (loss) on investments .........           (55,376)          (238,217)         1,258,890            356,861
 Change in unrealized appreciation
  (depreciation) of investments ..................           705,823            (51,485)          (973,321)           541,111
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         1,294,036            199,627            267,261            914,287
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions: .....................
 Contributions and Transfers:
  Payments received from contractowners ..........         4,804,772          5,186,447          3,683,315          2,215,817
  Transfers between funds including
   guaranteed interest account, net ..............         1,763,155          2,765,175          2,274,262          7,109,812
  Transfers for contract benefit and
   terminations ..................................        (1,651,942)          (874,493)        (1,524,893)          (271,050)
  Contract maintenance charges ...................           (16,051)            (9,792)            (9,951)            (2,874)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         4,899,934          7,067,337          4,422,733          9,051,705
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............              (116)           (10,048)                --             (4,868)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         6,193,854          7,256,916          4,689,994          9,961,124
Net Assets -- Beginning of Period ................        17,751,989         10,495,073         11,696,321          1,735,197
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     23,945,843   $     17,751,989   $     16,386,315   $     11,696,321
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               120                130                 87                106
 Units Redeemed ..................................               (73)               (59)               (52)               (27)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                47                 71                 35                 79
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Lord Abbett                        EQ/Lord Abbett
                                                             Large Cap Core                         Mid Cap Value
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        (25,395)  $           (881)  $       (172,634)  $        (16,730)
 Net realized gain (loss) on investments .........           536,330            100,930          3,605,628            569,548
 Change in unrealized appreciation
  (depreciation) of investments ..................           (70,442)           224,978         (4,638,663)         1,137,154
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           440,493            325,027         (1,205,669)         1,689,972
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........         1,471,773            961,636          6,183,702          4,164,738
  Transfers between funds including
   guaranteed interest account, net ..............         1,723,403          1,248,431          8,576,856          2,290,629
  Transfers for contract benefit and
   terminations ..................................          (654,159)          (277,500)        (2,458,593)        (1,228,325)
  Contract maintenance charges ...................            (3,409)            (1,660)           (13,770)            (6,608)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         2,537,608          1,930,907         12,288,195          5,220,434
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............                --             (5,822)                96             (8,229)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         2,978,101          2,250,112         11,082,622          6,902,177
Net Assets -- Beginning of Period ................         4,133,539          1,883,427         17,362,292         10,460,115
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $      7,111,640   $      4,133,539   $     28,444,914   $     17,362,292
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                35                 25                186                109
 Units Redeemed ..................................               (16)                (8)               (95)               (63)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                19                 17                 91                 46
                                                    ----------------   ----------------   ----------------   ----------------


                                                             EQ/Marsico Focus
                                                    ---------------------------------
                                                          2007              2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $    (4,048,295)  $    (1,954,680)
 Net realized gain (loss) on investments .........       52,164,132        17,661,728
 Change in unrealized appreciation
  (depreciation) of investments ..................       (4,405,374)        6,168,757
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................       43,710,463        21,875,805
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........       68,588,667        63,372,665
  Transfers between funds including
   guaranteed interest account, net ..............        5,403,951        22,180,118
  Transfers for contract benefit and
   terminations ..................................      (28,067,356)      (22,091,179)
  Contract maintenance charges ...................         (339,839)         (257,160)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       45,585,423        63,204,444
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............          (42,238)          433,049
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................       89,253,648        85,513,298
Net Assets -- Beginning of Period ................      321,895,064       236,381,766
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $   411,148,712   $   321,895,064
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              732               791
 Units Redeemed ..................................             (447)             (357)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................              285               434
                                                    ---------------   ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Money Market
                                                    ---------------------------------
                                                          2007              2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $     6,226,796   $     4,393,891
 Net realized gain (loss) on investments .........         (122,525)         (322,486)
 Change in unrealized appreciation
  (depreciation) of investments ..................          125,159           330,301
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................        6,229,430         4,401,706
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........       23,907,875        17,493,413
  Transfers between funds including
   guaranteed interest account, net ..............       65,039,949        51,153,395
  Transfers for contract benefit and
   terminations ..................................      (49,408,710)      (36,924,771)
  Contract maintenance charges ...................         (130,683)         (133,578)
  Adjustments to net assets allocated to
   contracts in payout period ....................           46,642            21,166
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       39,455,073        31,609,625
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............       (3,502,830)         (274,383)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................       42,181,673        35,736,948
Net Assets -- Beginning of Period ................      149,881,676       114,144,728
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $   192,063,349   $   149,881,676
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................            3,062             2,364
 Units Redeemed ..................................           (2,353)           (1,717)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................              709               647
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              454               344
 Units Redeemed ..................................             (379)             (280)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               75                64
                                                    ---------------   ---------------


                                                                EQ/Montag &
                                                              Caldwell Growth                    EQ/Mutual Shares (a)
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        (48,264)  $        (35,700)  $       (318,913)  $         (3,310)
 Net realized gain (loss) on investments .........           583,698             95,483            332,470             19,581
 Change in unrealized appreciation
  (depreciation) of investments ..................           242,069            153,479         (1,118,722)           120,478
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           777,503            213,262         (1,105,165)           136,749
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........         1,059,014            884,618         12,413,894            633,125
  Transfers between funds including
   guaranteed interest account, net ..............         9,479,725             66,446         21,742,062          3,943,650
  Transfers for contract benefit and
   terminations ..................................          (360,489)          (318,446)        (1,603,643)            (8,570)
  Contract maintenance charges ...................            (4,502)            (3,344)            (7,109)              (102)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        10,173,748            629,274         32,545,204          4,568,103
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............                 4            (14,493)               215                242
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        10,951,255            828,043         31,440,254          4,705,094
Net Assets -- Beginning of Period ................         3,688,545          2,860,502          4,705,094                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     14,639,800   $      3,688,545   $     36,145,348   $      4,705,094
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                97                 18                348                 47
 Units Redeemed ..................................               (23)               (12)               (55)                (3)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                74                  6                293                 44
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                  EQ/Oppenheimer          EQ/Oppenheimer
                                                           EQ/Oppenheimer           Main Street            Main Street
                                                             Global (a)           Opportunity (d)         Small Cap (a)
                                                    ---------------------------   ---------------   ---------------------------
                                                        2007           2006            2007             2007           2006
                                                    ------------   ------------   ---------------   ------------   ------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $    (70,171)  $     (3,155)  $           787   $    (67,754)  $      1,676
 Net realized gain (loss) on investments .........       426,593          1,542            58,488        218,493          4,406
 Change in unrealized appreciation
  (depreciation) of investments ..................      (332,403)        70,311          (118,992)      (661,765)        21,246
                                                    ------------   ------------   ---------------   ------------   ------------
 Net increase (decrease) in net assets from
  operations .....................................        24,019         68,698           (59,717)      (511,026)        27,328
                                                    ------------   ------------   ---------------   ------------   ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     4,448,122        681,964           414,582      2,980,886        378,377
  Transfers between funds including
   guaranteed interest account, net ..............     6,966,692      1,604,735         1,225,216      4,204,254      1,096,212
  Transfers for contract benefit and
   terminations ..................................      (624,502)       (14,962)          (32,579)      (277,870)        (8,602)
  Contract maintenance charges ...................        (4,768)           (80)              (52)        (3,145)           (57)
  Adjustments to net assets allocated to
   contracts in payout period ....................            --             --                --             --             --
                                                    ------------   ------------   ---------------   ------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions .....................    10,785,544      2,271,657         1,607,167      6,904,125      1,465,930
                                                    ------------   ------------   ---------------   ------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............           677             --                --            541             27
                                                    ------------   ------------   ---------------   ------------   ------------
Increase (Decrease) in Net Assets ................    10,810,240      2,340,355         1,547,450      6,393,640      1,493,285
Net Assets -- Beginning of Period ................     2,340,355             --                --      1,493,285             --
                                                    ------------   ------------   ---------------   ------------   ------------
Net Assets -- End of Period ......................  $ 13,150,595   $  2,340,355   $     1,547,450   $  7,886,925   $  1,493,285
                                                    ============   ============   ===============   ============   ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................            --             --                --             --             --
 Units Redeemed ..................................            --             --                --             --             --
                                                    ------------   ------------   ---------------   ------------   ------------
 Net Increase (Decrease) .........................            --             --                --             --             --
                                                    ------------   ------------   ---------------   ------------   ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................           125             21                21             78             14
 Units Redeemed ..................................           (32)            --                (5)           (17)            (1)
                                                    ------------   ------------   ---------------   ------------   ------------
 Net Increase (Decrease) .........................            93             21                16             61             13
                                                    ------------   ------------   ---------------   ------------   ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                EQ/PIMCO
                                                              Real Return
                                                    ---------------------------------
                                                          2007             2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       671,347   $       864,903
 Net realized gain (loss) on investments .........          263,303          (148,559)
 Change in unrealized appreciation
  (depreciation) of investments ..................        2,795,069          (903,386)
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................        3,729,719          (187,042)
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        8,251,817         9,445,851
  Transfers between funds including
   guaranteed interest account, net ..............        9,337,456         7,747,648
  Transfers for contract benefit and
   terminations ..................................       (2,520,359)       (1,907,542)
  Contract maintenance charges ...................          (22,092)          (12,003)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       15,046,822        15,273,954
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............              357            (2,814)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................       18,776,898        15,084,098
Net Assets -- Beginning of Period ................       29,905,186        14,821,088
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $    48,682,084   $    29,905,186
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              274               228
 Units Redeemed ..................................             (129)              (74)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................              145               154
                                                    ---------------   ---------------


                                                                EQ/Short                               EQ/Small
                                                             Duration Bond                          Company Index
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007                2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        347,852   $        180,074   $        189,275   $        122,141
 Net realized gain (loss) on investments .........            56,506             56,500         18,213,876         10,957,682
 Change in unrealized appreciation
  (depreciation) of investments ..................           (15,114)           (63,782)       (24,004,047)         6,916,365
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           389,244            172,792         (5,600,896)        17,996,188
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........         1,910,022          1,710,695         33,298,562         27,692,078
  Transfers between funds including
   guaranteed interest account, net ..............         3,490,167          3,650,728             37,222          8,373,805
  Transfers for contract benefit and
   terminations ..................................        (1,230,369)          (394,400)       (12,357,535)        (7,979,366)
  Contract maintenance charges ...................            (4,083)            (1,734)          (148,516)          (126,172)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         4,165,737          4,965,289         20,829,733         27,960,345
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............                --             (6,866)           (20,962)           (40,268)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         4,554,981          5,131,215         15,207,875         45,916,265
Net Assets -- Beginning of Period ................         7,342,246          2,211,031        147,472,474        101,556,209
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     11,897,227   $      7,342,246   $    162,680,349   $    147,472,474
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                79                 78                372                384
 Units Redeemed ..................................               (40)               (28)              (247)              (204)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                39                 50                125                180
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/T. Rowe Price                        EQ/Templeton
                                                             Growth Stock (f)                        Growth (a)
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       (525,842)  $       (106,671)  $       (129,251)  $         (2,799)
 Net realized gain (loss) on investments .........         6,916,052            (97,939)           411,900             18,770
 Change in unrealized appreciation
  (depreciation) of investments ..................        (7,931,578)          (250,991)          (805,069)           120,135
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        (1,541,368)          (455,601)          (522,420)           136,106
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........         6,042,564          2,276,595         10,715,681          1,003,302
  Transfers between funds including
   guaranteed interest account, net ..............        76,667,073           (537,986)        16,535,953          3,730,364
  Transfers for contract benefit and
   terminations ..................................        (3,690,047)          (602,233)        (1,683,961)           (13,683)
  Contract maintenance charges ...................           (46,707)            (6,272)            (7,154)              (171)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        78,972,883          1,130,104         25,560,519          4,719,812
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............             4,004            (19,452)             2,206                139
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        77,435,519            655,051         25,040,305          4,856,057
Net Assets -- Beginning of Period ................         8,636,268          7,981,217          4,856,057                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     86,071,787   $      8,636,268   $     29,896,362   $      4,856,057
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               764                 49                284                 54
 Units Redeemed ..................................               (94)               (39)               (53)                (9)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               670                 10                231                 45
                                                    ----------------   ----------------   ----------------   ----------------


                                                             EQ/UBS Growth
                                                               and Income
                                                    ---------------------------------
                                                          2007             2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       (91,054)  $       (40,990)
 Net realized gain (loss) on investments .........        1,013,429           471,839
 Change in unrealized appreciation
  (depreciation) of investments ..................       (1,212,257)        1,462,771
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................         (289,882)        1,893,620
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        5,753,166         4,918,913
  Transfers between funds including
   guaranteed interest account, net ..............        3,624,206         5,899,526
  Transfers for contract benefit and
   terminations ..................................       (1,620,771)         (955,661)
  Contract maintenance charges ...................          (13,064)           (7,576)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        7,743,537         9,855,202
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............               14           (17,068)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................        7,453,669        11,731,754
Net Assets -- Beginning of Period ................       19,667,041         7,935,287
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $    27,120,710   $    19,667,041
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              101               111
 Units Redeemed ..................................              (45)              (30)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               56                81
                                                    ---------------   ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Van Kampen
                                                                Comstock
                                                    ---------------------------------
                                                        2007            2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        91,489   $       225,221
 Net realized gain (loss) on investments .........        1,621,343           442,202
 Change in unrealized appreciation
  (depreciation) of investments ..................       (2,750,117)        1,186,687
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................       (1,037,285)        1,854,110
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        5,801,809         5,021,020
  Transfers between funds including
   guaranteed interest account, net ..............        2,201,569         5,887,526
  Transfers for contract benefit and
   terminations ..................................       (2,332,880)       (1,235,807)
  Contract maintenance charges ...................          (17,809)           (9,110)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        5,652,689         9,663,629
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............                             (9,003)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................        4,615,404        11,508,736
Net Assets -- Beginning of Period ................       18,190,239         6,681,503
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $    22,805,643   $    18,190,239
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               95               123
 Units Redeemed ..................................              (48)              (35)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               47                88
                                                    ---------------   ---------------


                                                            EQ/Van Kampen
                                                               Emerging                            EQ/Van Kampen
                                                            Markets Equity                         Mid Cap Growth
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $     (6,617,232)  $     (2,847,424)  $       (261,274)  $        (91,750)
 Net realized gain (loss) on investments .........       194,465,157         85,132,541          4,365,657            194,027
 Change in unrealized appreciation
  (depreciation) of investments ..................       (16,557,720)        15,805,873              9,875            613,623
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................       171,290,205         98,090,990          4,114,258            715,900
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        68,691,078         53,782,523          6,676,875          3,840,188
  Transfers between funds including
   guaranteed interest account, net ..............        32,756,320         36,438,793         21,744,684          6,823,709
  Transfers for contract benefit and
   terminations ..................................       (48,029,885)       (29,992,859)        (2,076,252)          (722,724)
  Contract maintenance charges ...................          (352,283)          (239,687)           (15,676)            (4,736)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        53,065,230         59,988,770         26,329,631          9,936,437
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............            (3,320)          (188,301)                --             (6,555)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................       224,352,115        157,891,459         30,443,889         10,645,782
Net Assets -- Beginning of Period ................       410,723,784        252,832,325         15,518,999          4,873,217
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $    635,075,899   $    410,723,784   $     45,962,888   $     15,518,999
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................             1,428              1,411                273                142
 Units Redeemed ..................................            (1,225)            (1,075)              (103)               (65)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               203                336                170                 77
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/Van Kampen                       MarketPLUS
                                                      Real Estate (c) (h)                 International Core
                                                     --------------------    --------------------------------------------
                                                             2007                    2007                    2006
                                                     --------------------    --------------------    --------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................   $            403,582    $           (965,442)   $            104,647
 Net realized gain (loss) on investments .........                532,207              31,948,219              12,588,588
 Change in unrealized appreciation
  (depreciation) of investments ..................            (13,599,212)            (17,185,462)              1,141,332
                                                     --------------------    --------------------    --------------------
 Net increase (decrease) in net assets from
  operations .....................................            (12,663,423)             13,797,315              13,834,567
                                                     --------------------    --------------------    --------------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........              7,808,101              15,927,821              17,471,733
  Transfers between funds including
   guaranteed interest account, net ..............            141,381,990              (2,181,941)              5,335,127
  Transfers for contract benefit and
   terminations ..................................             (5,447,099)             (8,910,167)             (7,040,657)
  Contract maintenance charges ...................                (44,413)               (101,727)                (83,652)
  Adjustments to net assets allocated to
   contracts in payout period ....................                     --                      --                      --
                                                     --------------------    --------------------    --------------------
Net increase (decrease) in net assets from
 contractowners transactions .....................            143,698,579               4,733,986              15,682,551
                                                     --------------------    --------------------    --------------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............                  9,225                    (558)                (54,219)
                                                     --------------------    --------------------    --------------------
Increase (Decrease) in Net Assets ................            131,044,381              18,530,743              29,462,899
Net Assets -- Beginning of Period ................                     --              98,544,525              69,081,626
                                                     --------------------    --------------------    --------------------
Net Assets -- End of Period ......................   $        131,044,381    $        117,075,268    $         98,544,525
                                                     ====================    ====================    ====================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                     --                      --                      --
 Units Redeemed ..................................                     --                      --                      --
                                                     --------------------    --------------------    --------------------
 Net Increase (Decrease) .........................                     --                      --                      --
                                                     --------------------    --------------------    --------------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                  1,911                     245                     347
 Units Redeemed ..................................                   (329)                   (211)                   (221)
                                                     --------------------    --------------------    --------------------
 Net Increase (Decrease) .........................                  1,582                      34                     126
                                                     --------------------    --------------------    --------------------


                                                               MarketPLUS                            MarketPLUS
                                                             Large Cap Core                       Large Cap Growth
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        (10,125)  $        (71,994)  $     (3,134,794)  $     (4,292,628)
 Net realized gain (loss) on investments .........         4,855,971          1,262,601         19,023,896         12,735,612
 Change in unrealized appreciation
  (depreciation) of investments ..................        (4,430,562)           598,954         25,806,328         11,003,344
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           415,284          1,789,561         41,695,430         19,446,328
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........         1,614,149          1,235,218         20,536,509         22,230,244
  Transfers between funds including
   guaranteed interest account, net ..............          (548,377)        (1,462,630)       (15,381,909)       (28,464,384)
  Transfers for contract benefit and
   terminations ..................................        (2,280,097)        (1,957,311)       (37,777,013)       (40,641,727)
  Contract maintenance charges ...................           (12,511)           (14,064)          (313,495)          (361,448)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        (1,226,836)        (2,198,787)       (32,935,908)       (47,237,315)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............                --           (129,172)             2,255            (81,717)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................          (811,552)          (538,398)         8,761,777        (27,872,704)
Net Assets -- Beginning of Period ................        16,426,451         16,964,849        314,277,197        342,149,901
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     15,614,899   $     16,426,451   $    323,038,974   $    314,277,197
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                33                 22                283                244
 Units Redeemed ..................................               (45)               (45)              (500)              (596)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               (12)               (23)              (217)              (352)
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               MarketPLUS
                                                              Mid Cap Value
                                                    ---------------------------------
                                                         2007             2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $    (1,548,171)  $    (4,644,152)
 Net realized gain (loss) on investments .........      135,453,053        70,466,350
 Change in unrealized appreciation
  (depreciation) of investments ..................     (147,048,888)      (16,830,256)
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................      (13,144,006)       48,991,942
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........       56,044,735        58,374,565
  Transfers between funds including
   guaranteed interest account, net ..............      (29,584,203)      (15,513,964)
  Transfers for contract benefit and
   terminations ..................................      (48,128,886)      (44,006,253)
  Contract maintenance charges ...................         (441,487)         (447,896)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................      (22,109,841)       (1,593,548)
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............           (7,110)         (149,451)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................      (35,260,957)       47,248,943
Net Assets -- Beginning of Period ................      493,602,383       446,353,440
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $   458,341,426   $   493,602,383
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              485               574
 Units Redeemed ..................................             (611)             (585)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................             (126)              (11)
                                                    ---------------   ---------------


                                                              Multimanager                           Multimanager
                                                            Aggressive Equity                          Core Bond
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007              2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $     (8,797,026)  $     (8,458,860)  $      1,967,465   $      1,938,655
 Net realized gain (loss) on investments .........         2,694,259        (15,621,963)          (478,087)          (639,165)
 Change in unrealized appreciation
  (depreciation) of investments ..................        98,209,591         62,134,112          1,883,980            356,319
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        92,106,824         38,053,289          3,373,358          1,655,809
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        31,380,123         37,960,667          7,691,272          8,969,099
  Transfers between funds including
   guaranteed interest account, net ..............       (61,124,312)       (56,697,611)          (704,366)        (3,291,145)
  Transfers for contract benefit and
   terminations ..................................      (119,429,414)      (126,612,896)        (6,581,681)        (7,170,253)
  Contract maintenance charges ...................          (739,232)          (843,352)           (50,780)           (54,947)
  Adjustments to net assets allocated to
   contracts in payout period ....................            10,034            173,657                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................      (149,902,802)      (146,019,535)           354,445         (1,547,246)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............          (217,956)          (326,723)            (6,063)           (26,022)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................       (58,013,934)      (108,292,969)         3,721,740             82,541
Net Assets -- Beginning of Period ................       941,154,687      1,049,447,656         68,377,726         68,295,185
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $    883,140,754   $    941,154,687   $     72,099,466   $     68,377,726
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               648                799                 --                 --
 Units Redeemed ..................................            (2,211)            (2,510)                --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................            (1,563)            (1,711)                --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                34                 47                148                144
 Units Redeemed ..................................               (65)               (60)              (145)              (158)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               (31)               (13)                 3                (14)
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               Multimanager                          Multimanager
                                                                Health Care                           High Yield
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       (648,600)  $        (99,116)  $     11,723,542   $     10,185,040
 Net realized gain (loss) on investments .........         5,523,951          2,489,687           (278,762)          (669,347)
 Change in unrealized appreciation
  (depreciation) of investments ..................        (1,195,161)          (658,603)        (7,784,322)         5,173,752
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         3,680,190          1,731,968          3,660,458         14,689,445
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........         7,083,446          7,441,675         19,601,990         18,019,567
  Transfers between funds including
   guaranteed interest account, net ..............        (2,237,143)          (323,954)           (10,105)        (2,156,608)
  Transfers for contract benefit and
   terminations ..................................        (3,797,857)        (3,886,425)       (22,232,556)       (21,247,597)
  Contract maintenance charges ...................           (39,094)           (38,559)          (135,987)          (140,527)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --             11,698            (72,342)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         1,009,352          3,192,737         (2,764,960)        (5,597,507)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............              (299)           (68,167)           (18,161)             1,179
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         4,689,243          4,856,538            877,337          9,093,117
Net Assets -- Beginning of Period ................        48,398,131         43,541,593        180,760,079        171,666,962
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     53,087,374   $     48,398,131   $    181,637,416   $    180,760,079
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                233                224
 Units Redeemed ..................................                --                 --               (251)              (256)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                (18)               (32)
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               133                148                111                 87
 Units Redeemed ..................................              (124)              (122)              (106)               (87)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                 9                 26                  5                 --
                                                    ----------------   ----------------   ----------------   ----------------


                                                              Multimanager
                                                          International Equity
                                                    ---------------------------------
                                                        2007             2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $      (651,668)  $       775,161
 Net realized gain (loss) on investments .........       17,899,529         9,382,266
 Change in unrealized appreciation
  (depreciation) of investments ..................       (5,342,494)        7,586,574
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................       11,905,367        17,744,001
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........       13,988,256        14,357,959
  Transfers between funds including
   guaranteed interest account, net ..............         (457,174)       14,243,043
  Transfers for contract benefit and
   terminations ..................................       (8,558,403)       (6,383,398)
  Contract maintenance charges ...................          (81,183)          (66,846)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        4,891,496        22,150,758
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............               51           (57,121)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................       16,796,914        39,837,638
Net Assets -- Beginning of Period ................      104,950,468        65,112,830
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $   121,747,382   $   104,950,468
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              254               323
 Units Redeemed ..................................             (225)             (180)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               29               143
                                                    ---------------   ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              Multimanager
                                                                Large Cap                           Multimanager
                                                               Core Equity                        Large Cap Growth
                                                    -----------------------------------   -----------------------------------
                                                          2007                2006              2007                2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       (183,826)  $       (126,312)  $       (493,442)  $       (467,924)
 Net realized gain (loss) on investments .........         3,004,106          2,047,275          6,262,577          3,427,342
 Change in unrealized appreciation
  (depreciation) of investments ..................        (2,021,923)           496,283         (2,088,714)        (3,425,656)
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           798,357          2,417,246          3,680,421           (466,238)
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........         2,267,583          1,964,622          4,428,795          5,052,052
  Transfers between funds including
   guaranteed interest account, net ..............         1,097,527           (977,943)           195,467         (2,028,845)
  Transfers for contract benefit and
   terminations ..................................        (1,903,584)        (2,446,196)        (3,999,481)        (3,450,562)
  Contract maintenance charges ...................           (16,371)           (16,338)           (32,616)           (32,930)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         1,445,155         (1,475,855)           592,165           (460,285)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............        (1,435,996)           (54,449)                --            (53,308)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................           807,516            886,942          4,272,586           (979,831)
Net Assets -- Beginning of Period ................        21,473,294         20,586,352         38,132,493         39,112,324
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     22,280,810   $     21,473,294   $     42,405,079   $     38,132,493
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                62                 47                131                131
 Units Redeemed ..................................               (51)               (60)              (128)              (136)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                11                (13)                 3                 (5)
                                                    ----------------   ----------------   ----------------   ----------------


                                                             Multimanager
                                                            Large Cap Value
                                                    ---------------------------------
                                                        2007             2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       (89,710)  $       954,715
 Net realized gain (loss) on investments .........       12,187,966         3,512,154
 Change in unrealized appreciation
  (depreciation) of investments ..................      (10,676,307)        5,074,150
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................        1,421,949         9,541,019
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        9,541,991         9,298,233
  Transfers between funds including
   guaranteed interest account, net ..............        3,381,215         7,344,220
  Transfers for contract benefit and
   terminations ..................................       (6,229,917)       (5,308,228)
  Contract maintenance charges ...................          (40,879)          (32,553)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        6,652,410        11,301,672
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............               13           (62,697)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................        8,074,372        20,779,994
Net Assets -- Beginning of Period ................       67,536,147        46,756,153
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $    75,610,519   $    67,536,147
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                1                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................                1                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              214               217
 Units Redeemed ..................................             (170)             (131)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               44                86
                                                    ---------------   ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              Multimanager
                                                                Mid Cap
                                                                 Growth
                                                    ---------------------------------
                                                          2007              2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $    (1,130,878)  $      (630,656)
 Net realized gain (loss) on investments .........       10,929,718         9,970,647
 Change in unrealized appreciation
  (depreciation) of investments ..................       (1,289,899)       (3,179,076)
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................        8,508,941         6,160,915
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        8,959,058        10,015,764
  Transfers between funds including
   guaranteed interest account, net ..............       (4,300,969)       (4,031,680)
  Transfers for contract benefit and
   terminations ..................................       (7,017,445)       (7,207,819)
  Contract maintenance charges ...................          (75,679)          (78,132)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (2,435,035)       (1,301,867)
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............              226           (53,234)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................        6,074,132         4,805,814
Net Assets -- Beginning of Period ................       82,959,929        78,154,115
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $    89,034,061   $    82,959,929
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              160               201
 Units Redeemed ..................................             (183)             (216)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................              (23)              (15)
                                                    ---------------   ---------------


                                                                                                     Multimanager
                                                              Multimanager                             Small Cap
                                                              Mid Cap Value                           Growth (g)
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $     (1,020,988)  $        296,313   $       (672,155)  $         45,520
 Net realized gain (loss) on investments .........         5,009,315          6,661,200          7,009,698             49,937
 Change in unrealized appreciation
  (depreciation) of investments ..................        (4,726,493)         1,877,458         (7,496,644)          (307,773)
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................          (738,166)         8,834,971         (1,159,101)          (212,316)
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........         7,433,660          6,996,331         10,112,069         12,279,539
  Transfers between funds including
   guaranteed interest account, net ..............        (3,623,445)            99,840         15,533,403         14,774,593
  Transfers for contract benefit and
   terminations ..................................        (7,553,202)        (7,423,788)        (4,113,992)        (2,216,019)
  Contract maintenance charges ...................           (50,529)           (51,585)           (48,310)           (21,759)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        (3,793,516)          (379,202)        21,483,170         24,816,354
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............               (58)           (48,731)            35,174            (15,534)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        (4,531,740)         8,407,038         20,359,243         24,588,504
Net Assets -- Beginning of Period ................        75,697,888         67,290,850         39,282,974         14,694,470
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     71,166,148   $     75,697,888   $     59,642,217   $     39,282,974
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               145                139                374                413
 Units Redeemed ..................................              (170)              (144)              (232)              (237)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               (25)                (5)               142                176
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              Multimanager
                                                             Small Cap Value
                                                    ---------------------------------
                                                         2007               2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $    (2,031,377)  $     8,598,822
 Net realized gain (loss) on investments .........       14,028,767        15,793,209
 Change in unrealized appreciation
  (depreciation) of investments ..................      (33,937,728)        1,854,864
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................      (21,940,338)       26,246,895
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........       27,335,223        34,768,516
  Transfers between funds including
   guaranteed interest account, net ..............      (24,954,220)       (3,421,545)
  Transfers for contract benefit and
   terminations ..................................      (18,765,192)      (18,049,070)
  Contract maintenance charges ...................         (206,035)         (208,719)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................      (16,590,224)       13,089,182
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............           (4,717)          (59,543)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................      (38,535,279)       39,276,534
Net Assets -- Beginning of Period ................      213,105,965       173,829,431
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $   174,570,686   $   213,105,965
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              196               330
 Units Redeemed ..................................             (279)             (263)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................              (83)               67
                                                    ---------------   ---------------


                                                               Multimanager                         Target 2015
                                                                Technology                         Allocation (a)
                                                    -----------------------------------   -----------------------------------
                                                           2007               2006              2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $     (1,533,351)  $     (1,467,146)  $        161,257   $         24,107
 Net realized gain (loss) on investments .........        13,077,795         12,268,244            148,666              1,217
 Change in unrealized appreciation
  (depreciation) of investments ..................         5,906,751         (4,621,826)          (170,852)             6,546
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        17,451,195          6,179,272            139,071             31,870
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        10,797,822         11,063,634          1,675,676             83,205
  Transfers between funds including
   guaranteed interest account, net ..............           (86,812)        (6,359,589)         4,952,929          1,118,971
  Transfers for contract benefit and
   terminations ..................................       (11,372,007)       (11,664,420)          (140,616)           (11,925)
  Contract maintenance charges ...................          (102,374)          (110,520)            (2,051)              (105)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................          (763,371)        (7,070,895)         6,485,938          1,190,146
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............               (79)           (64,158)                --                  2
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        16,687,745           (955,781)         6,625,009          1,222,018
Net Assets -- Beginning of Period ................       113,195,008        114,150,789          1,222,018                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $    129,882,753   $    113,195,008   $      7,847,027   $      1,222,018
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               795                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               795                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               488                545                 67                 12
 Units Redeemed ..................................              (507)              (617)               (11)                (1)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               (19)               (72)                56                 11
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                              Target 2025
                                                             Allocation (a)
                                                    ---------------------------------
                                                       2007            2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       145,662   $        16,424
 Net realized gain (loss) on investments .........          185,170             1,457
 Change in unrealized appreciation
  (depreciation) of investments ..................         (225,356)           12,186
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................          105,476            30,067
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        3,196,080           288,863
  Transfers between funds including
   guaranteed interest account, net ..............        5,055,982           717,301
  Transfers for contract benefit and
   terminations ..................................         (161,386)             (766)
  Contract maintenance charges ...................           (4,529)             (207)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        8,086,147         1,005,191
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............              229                16
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................        8,191,852         1,035,274
Net Assets -- Beginning of Period ................        1,035,274                --
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $     9,227,126   $     1,035,274
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               84                10
 Units Redeemed ..................................              (13)               (1)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               71                 9
                                                    ---------------   ---------------


                                                              Target 2035                           Target 2045
                                                             Allocation (a)                        Allocation (a)
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $         64,266   $          6,739   $         33,842   $          5,121
 Net realized gain (loss) on investments .........            84,866              2,860            158,680              2,055
 Change in unrealized appreciation
  (depreciation) of investments ..................           (96,824)            10,655           (156,241)             1,333
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................            52,308             20,254             36,281              8,509
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........         2,612,698            251,560          1,765,771             93,771
  Transfers between funds including
   guaranteed interest account, net ..............         1,708,600            259,463          1,257,609            278,287
  Transfers for contract benefit and
   terminations ..................................          (161,739)              (119)           (31,069)              (120)
  Contract maintenance charges ...................            (6,753)               (60)            (4,874)               (60)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         4,152,806            510,844          2,987,437            371,878
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............                --                 17                (14)               109
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         4,205,114            531,115          3,023,704            380,496
Net Assets -- Beginning of Period ................           531,115                 --            380,496                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $      4,736,229   $        531,115   $      3,404,200   $        380,496
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                40                  6                 34                  4
 Units Redeemed ..................................                (5)                (1)                (8)                (1)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                35                  5                 26                  3
                                                    ----------------   ----------------   ----------------   ----------------


-------
(a) Commenced operations on September 18, 2006.
(b) Commenced operations on May 29, 2007.
(c) Commenced operations on August 17, 2007.
(d) Commenced operations May 18, 2007.
(e) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(f) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.


                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

(g) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(h) A substitution of EQ/Van Kampen Real Estate was made U.S. Real Estate on August 17, 2007.
(i) A substitution of EQ/AllianceBernstein Value was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.

The accompanying notes are an integral part of these financial statements.


                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2007

1. Organization

AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT"), and AXA Premier VIP Trust ("VIP"). The Trusts are open-ended diversified investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Account.

The Account consists of 77 variable investment options:

o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o EQ/AllianceBernstein Common Stock
o EQ/AllianceBernstein Intermediate Government Securities
o EQ/AllianceBernstein International
o EQ/AllianceBernstein Large Cap Growth
o EQ/AllianceBernstein Quality Bond
o EQ/AllianceBernstein Small Cap Growth
o EQ/AllianceBernstein Value
o EQ/Ariel Appreciation II
o EQAXA Rosenberg Value Long/Short Equity
o EQ/BlackRock Basic Value Equity(1)
o EQ/BlackRock International Value(1)
o EQ/Boston Advisors Equity Income
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth
o EQ/Capital Guardian Research
o EQ/Caywood-Scholl High Yield Bond
o EQ//Davis New York Venture
o EQ/Equity 500 Index
o EQ/Evergreen International Bond
o EQ/Evergreen Omega
o EQ/FI Mid Cap
o EQ/Franklin Income
o EQ/Franklin Small Cap Value
o EQ/Franklin Templeton Founding Strategy
o EQ/GAMCO Mergers and Acquisitions
o EQ/GAMCO Small Company Value
o EQ/International Growth
o EQ/JPMorgan Core Bond
o EQ/JPMorgan Value Opportunities
o EQ/Legg Mason Value Equity
o EQ/Long Term Bond
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Lord Abbett Mid Cap Value
o EQ/Marsico Focus
o EQ/Money Market
o EQ/Montag & Caldwell Growth
o EQ/Mutual Shares
o EQ/Oppenheimer Global
o EQ/Oppenheimer Main Street Opportunity
o EQ/Oppenheimer Main Street Small Cap
o EQ/PIMCO Real Return
o EQ/Short Duration Bond
o EQ/Small Company Index
o EQ/T. Rowe Price Growth Stock(2)
o EQ/Templeton Growth
o EQ/UBS Growth and Income
o EQ/Van Kampen Comstock
o EQ/Van Kampen Emerging Markets Equity
o EQ/Van Kampen Mid Cap Growth
o EQ/Van Kampen Real Estate
o MarketPLUS International Core(3)
o MarketPLUS Large Cap Core(4)
o MarketPLUS Large Cap Growth(5)
o MarketPLUS Mid Cap Value(6)
o Multimanager Aggressive Equity(9)
o Multimanager Core Bond(9)
o Multimanager Health Care(9)
o Multimanager High Yield(9)
o Multimanager International Equity(9)
o Multimanager Large Cap Core Equity(9)
o Multimanager Large Cap Growth(9)
o Multimanager Large Cap Value(9)
o Multimanager Mid Cap Growth(9)
o Multimanager Mid Cap Value(9)
o Multimanager Small Cap Growth(8)
o Multimanager Small Cap Value(9)
o Multimanager Technology(9)
o Target 2015 Allocation
o Target 2025 Allocation
o Target 2035 Allocation
o Target 2045 Allocation


                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

1. Organization (Concluded)

   (1) Formerly known as EQ/Mercury.
   (2) Formerly known as EQ/TCW Equity.
   (3) Formerly known as EQ/Capital Guardian International.
   (4) Formerly known as EQ/MFS Investors Trust.
   (5) Formerly known as EQ/MFS Emerging Growth Companies.
   (6) Formerly known as EQ/FI Mid Cap Value.
   (7) Formerly known as AXA Premier VIP.
   (8) Formerly known as EQ/Small Company Growth.
   (9) Formerly known as EQ/Small Cap Value.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST Contracts), group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

   The amount retained by AXA Equitable in the Account arises principally from
   (1) contributions from AXA Equitable, (2) mortality and expense risks, other expenses and financial accounting charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   On September 15, 2006, the FASB issued Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS No. 157"). SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2006. AXA does not anticipate any impact to the net assets of the Account, upon adoption.

   Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of the Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Receivable/payable for policy-related transactions represents amounts due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

   Payments received from contractowners represent participant contributions under EQUI-VEST Series 100 through 800, EQUI-VEST Vantage, EQUI-VEST Strategies, Momentum, Momentum Plus, EQUI-VEST At Retirement and At Retirement (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by applicable deductions, charges and state premium taxes. Payments received from contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options


                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

2. Significant Accounting Policies (Concluded)

   of Separate Account No. 48. Transfers between funds including the guaranteed interest account, net, represents amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account and fixed maturity option of Separate Account No. 48. The net assets of any variable investment option may not be less than the aggregate value of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in AXA Equitable's General Account to provide for other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under:

   o EQUI-VEST Series 100 through 800
   o EQUI-VEST Vantage
   o EQUI-VEST Strategies
   o Momentum
   o Momentum Plus

   Included in Contract maintenance charges are administrative charges, if applicable, that are deducted annually under:

   o EQUI-VEST Series 100 through 800
   o EQUI-VEST Vantage
   o EQUI-VEST Strategies
   o EQUIPLAN
   o Old Contracts

   Included in contract maintenance charges are administrative charges, if applicable, that are deducted quarterly under Momentum and Momentum Plus.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Purchases and Sales of Investments
   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows:

                                                               Purchases       Sales
                                                             -------------  ------------
AXA Aggressive Allocation .................................. $ 118,556,842  $ 31,390,350
AXA Conservative Allocation ................................    40,229,137    13,928,797
AXA Conservative-Plus Allocation ...........................    58,507,752    18,909,639
AXA Moderate Allocation ....................................   240,910,072   197,993,936
AXA Moderate-Plus Allocation ...............................   324,403,074    72,390,223
EQ/AllianceBernstein Common Stock ..........................   131,865,365   749,516,997
EQ/AllianceBernstein Intermediate Government Securities ....    28,219,384    33,470,400
EQ/AllianceBernstein International .........................   290,858,071   223,308,710
EQ/AllianceBernstein Large Cap Growth ......................    24,030,628    42,987,447


                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

3. Purchases and Sales of Investments (Continued)

                                                             Purchases           Sales
                                                         ----------------  ----------------
EQ/AllianceBernstein Quality Bond .....................  $     42,633,619  $     38,051,843
EQ/AllianceBernstein Small Cap Growth .................       144,183,273       130,312,052
EQ/AllianceBernstein Value ............................     1,765,982,747       643,842,408
EQ/Ariel Appreciation II ..............................         1,878,748         1,775,412
EQ/AXA Rosenberg Value Long/Short Equity ..............         4,195,249         4,915,383
EQ/BlackRock Basic Value Equity .......................       110,808,067        89,258,574
EQ/BlackRock International Value ......................       146,879,912        90,838,839
EQ/Boston Advisors Equity Income ......................        27,090,935        16,212,581
EQ/Calvert Socially Responsible .......................         8,360,970         4,273,010
EQ/Capital Guardian Growth ............................        11,099,597         4,713,180
EQ/Capital Guardian Research ..........................       158,030,740        49,800,198
EQ/Caywood-Scholl High Yield Bond .....................        19,609,225         6,900,271
EQ/Davis New York Venture .............................         6,758,152           860,893
EQ/Equity 500 Index ...................................       241,077,305       265,145,342
EQ/Evergreen International Bond .......................        19,885,010         5,509,781
EQ/Evergreen Omega ....................................        14,964,638        10,035,676
EQ/FI Mid Cap .........................................       140,477,861        70,723,706
EQ/Franklin Income ....................................        92,477,484        14,907,806
EQ/Franklin Small Cap Value ...........................        13,584,735         7,418,245
EQ/Franklin Templeton Founding Strategy ...............        30,569,617         1,712,488
EQ/GAMCO Mergers and Acquisitions .....................         9,311,763         3,610,838
EQ/GAMCO Small Company Value ..........................        97,505,415        37,575,355
EQ/International Growth ...............................        42,559,586        19,559,975
EQ/Janus Large Cap Growth .............................         8,786,066        75,137,099
EQ/JP Morgan Value Opportunities ......................        31,854,455        23,504,746
EQ/JPMorgan Core Bond .................................        51,737,948        29,254,710
EQ/Legg Mason Value Equity ............................         9,392,048         5,495,863
EQ/Long Term Bond .....................................        13,206,274         7,662,752
EQ/Lord Abbett Growth and Income ......................        11,746,410         6,717,294
EQ/Lord Abbett Large Cap Core .........................         4,815,186         2,062,995
EQ/Lord Abbett Mid Cap Value ..........................        26,826,621        12,816,327
EQ/Marsico Focus ......................................       150,950,780        77,258,090
EQ/Money Market .......................................       158,314,693       112,693,045
EQ/Montag & Caldwell Growth ...........................        13,254,259         3,128,775
EQ/Mutual Shares ......................................        38,629,494         6,400,251
EQ/Oppenheimer Global .................................        14,765,278         3,928,190
EQ/Oppenheimer Main Street Opportunity ................         2,123,453           452,433
EQ/Oppenheimer Main Street Small Cap ..................         9,009,972         2,053,160
EQ/PIMCO Real Return ..................................        29,656,349        13,538,531
EQ/Short Duration Bond ................................         8,725,112         4,211,522
EQ/Small Company Index ................................        76,182,013        43,138,926
EQ/T. Rowe Price Growth Stock .........................        81,012,632        11,053,742
EQ/Templeton Growth ...................................        31,673,024         6,160,484
EQ/UBS Growth and Income ..............................        14,047,380         6,394,897
EQ/Van Kampen Comstock ................................        12,858,046         6,307,473
EQ/Van Kampen Emerging Markets Equity .................       451,629,533       295,298,230
EQ/Van Kampen Mid Cap Growth ..........................        44,007,171        15,921,309
EQ/Van Kampen Real Estate .............................       201,319,713        31,385,879
MarketPLUS International Core .........................        59,237,134        33,104,640
MarketPLUS Large Cap Core .............................         7,107,530         5,063,614
MarketPLUS Large Cap Growth ...........................        43,530,719        79,601,421
MarketPLUS Mid Cap Value ..............................       210,528,299       115,880,285
MarketPlus Small Cap Value ............................        56,234,054        58,994,059
Multimanager Aggressive Equity ........................        17,562,792       177,387,235
Multimanager Core Bond ................................        20,212,685        17,915,286


                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

3. Purchases and Sales of Investments (Concluded)

                                                          Purchases           Sales
                                                       ---------------- ----------------
   Multimanager Health Care .........................  $    20,932,640  $    16,555,663
   Multimanager High Yield ..........................       69,400,980       60,464,781
   Multimanager International Equity ................       53,152,133       42,085,015
   Multimanager Large Cap Core Equity ...............        9,891,402        7,051,567
   Multimanager Large Cap Growth ....................       18,409,265       13,544,846
   Multimanager Large Cap Value .....................       40,741,919       26,568,474
   Multimanager Mid Cap Growth ......................       28,025,671       22,783,464
   Multimanager Mid Cap Value .......................       27,549,198       26,028,076
   Multimanager Small Cap Growth ....................       59,853,330       33,859,877
   Multimanager Technology ..........................       57,948,777       60,245,511
   Target 2015 Allocation ...........................        8,058,862        1,339,350
   Target 2025 Allocation ...........................        9,987,723        1,656,651
   Target 2035 Allocation ...........................        4,887,467          637,819
   Target 2045 Allocation ...........................        4,288,435        1,181,860

4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each variable portfolio, may charge annually 0.25% of the average daily net assets of a portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares.

   AXA Equitable serves as investment manager of EQAT and VIP. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to a high of 1.40% of average daily net assets. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") an affiliate of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

   AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Portfolios; EQ/AllianceBernstein Value; EQ/Equity 500 Index, and EQ/Small Company Index; as well as a portion of Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, Multimanager Mid Cap Growth and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors is an affiliate of AXA Equitable, and a distributor and principal underwriter of the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries (affiliates of AXA Equitable) . AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.

5. Substitutions/Reorganizations

   Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.


                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

5. Substitutions/Reorganizations (Concluded)

------------------------------------------------------------------------------------------------
 August 17, 2007                         Removed Portfolio              Surviving Portfolio
------------------------------------------------------------------------------------------------
                                   EQ/AllianceBernstein Growth
                                   and Income                       EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------
Shares -- Class A                                    51,075,037                       86,128,623
Shares -- Class B                                     7,874,909                       16,296,553
Value -- Class A                   $                      19.34     $                      16.30
Value -- Class B                   $                      19.21     $                      16.27
Net assets before merger           $              1,139,068,217     $                529,973,254
Net assets after merger            $                         --     $              1,669,041,471
------------------------------------------------------------------------------------------------
                                   UIF U.S. Real Estate            EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------
Shares -- Class A                                     6,655,759                       17,497,813
Value -- Class A                   $                      23.88     $                       9.13
Net assets before merger           $                158,939,525     $                    815,508
Net assets after merger            $                         --     $                159,755,033
------------------------------------------------------------------------------------------------
 July 6, 2007                      Removed Portfolio                Surviving Portfolio
------------------------------------------------------------------------------------------------
                                   EQ/Capital Guardian U.S. Equity  EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------
Shares -- Class B                                    11,071,506                       19,211,910
Value -- Class B                   $                      12.05     $                      15.08
Net assets before merger           $                133,411,647     $                156,303,956
Net assets after merger            $                         --     $                289,715,603
------------------------------------------------------------------------------------------------
                                   EQ/Janus Large Cap Growth        EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------
Shares -- Class B                                    10,084,118                        3,680,508
Value -- Class B                   $                       7.62     $                      23.21
Net assets before merger           $                 76,840,979     $                  8,583,612
Net assets after merger            $                         --     $                 85,424,591
------------------------------------------------------------------------------------------------
                                   EQ/Wells Fargo Montgomery        Multimanager Small
                                   Small Cap                        Cap Growth
------------------------------------------------------------------------------------------------
Shares -- Class B                                     1,816,793                        6,675,268
Value -- Class B                   $                      14.94     $                      10.65
Net assets before merger           $                 27,142,887     $                 43,948,717
Net assets after merger            $                         --     $                 71,091,604
------------------------------------------------------------------------------------------------
 November 17, 2006                 Removed Portfolio                Surviving Portfolio
------------------------------------------------------------------------------------------------
                                   Laudus Rosenberg VIT             EQ/AXA Rosenberg
                                   Value Long/Short Equity          Value Long/Short Equity
------------------------------------------------------------------------------------------------
Shares -- Class B                                       871,596                          871,596
Value -- Class B                   $                  9,360,937     $                  9,360,937
Net Assets before merger           $                  9,360,937                               --
Net Assets after merger                                      --     $                  9,360,937
------------------------------------------------------------------------------------------------

6. Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the Account for the following charges:

                                            Mortality and                          Financial
                                            Expense Risks     Other Expenses       Accounting             Total
                                            -------------     --------------      -------------      -------------
Old Contracts                                        0.58%              0.16%                --               0.74%
-------------
EQUIPLAN Contracts                                   0.58%              0.16%                --               0.74%
------------------
EQUI-VEST Series 100/Momentum Contracts
---------------------------------------
EQ/Money Market
EQ/AllianceBernstein Common Stock                    0.56%              0.60%              0.24%              1.40%


                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

6. Contractowner Charges (Continued)

                                                    Mortality and                        Financial
                                                    Expense Risks    Other Expenses      Accounting         Total
                                                   ---------------   --------------     ------------     ----------
All Other Funds ..................................            0.50%            0.60%            0.24%          1.34%
EQUI-VEST Series 200
--------------------
EQ/Money Market
EQ/AllianceBernstein Common Stock ................            1.15%            0.25%              --           1.40%
All Other Funds ..................................            1.09%            0.25%              --           1.34%
EQUI-VEST Series 300 and 400 Contracts
--------------------------------------
EQ/Money Market, EQ/AllianceBernstein Common
Stock, AXA Premier VIP Aggressive Equity and
AXA Moderate Allocation ..........................            1.10%            0.24%              --           1.34%
All Other Funds ..................................            1.10%            0.25%              --           1.35%
Momentum Plus Contracts                                       1.10%            0.25%              --           1.35%
-----------------------
EQUI-VEST Series 500 Contracts                                1.20%            0.25%              --           1.45%
------------------------------
EQUI-VEST at Retirement and At Retirement                       --               --               --             --
-----------------------------------------
1.30% All Funds ..................................            0.80%            0.50%              --           1.30%
1.25% All Funds ..................................            0.75%            0.50%              --           1.25%
EQUI-VEST Series 600 and 800 Contracts                        0.95%            0.25%              --           1.20%
--------------------------------------
EQUI-VEST Vantage Contracts
---------------------------
0.90 All Funds ...................................            0.90%              --               --           0.90%
0.70 All Funds ...................................            0.70%              --               --           0.70%
0.50 All Funds ...................................            0.50%              --               --           0.50%
EQUI-VEST Strategies Contracts
------------------------------
1.20% All Funds ..................................            1.20%              --               --           1.20%
0.90% All Funds ..................................            0.90%              --               --           0.90%
0.70% All Funds ..................................            0.70%              --               --           0.70%
0.50% All Funds ..................................            0.50%              --               --           0.50%
0.25% All Funds ..................................            0.25%              --               --           0.25%
EQUI-VEST Express Series 700 Contracts                        0.70%            0.25%              --           0.95%
--------------------------------------

   The charges may be retained in the Account by AXA Equitable and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of The Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST/Momentum Contracts for EQ/Money Market, EQ/AllianceBernstein Common Stock, AXA Premier VIP Aggressive Equity and AXA Moderate Allocation variable investment options and 1% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Funds from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   For EQUI-VEST(R) Series 200, EQUI-VEST Vantage, EQUI-VEST Strategies Contracts for participants of the Teachers Retirement System of the State of Texas the total Separate Account A annual expenses and total annual expenses of the Trust's fees, when added together, are not permitted to exceed 2.75% (except for AXA Premier VIP Aggressive Equity, AXA Moderate Allocation, EQ/AllianceBernstein Common Stock and EQ/Money Market Options in Equivest Series 200 which are not permitted to exceed 1.75%). Currently, this expense limitation has the effect of reducing the total expenses applicable to options funded by the EQ/GAMCO Mergers and Acquisitions, EQ/International Growth, Multimanager Small Cap Value, Multimanager Small Cap Growth, Multimanager Health Care, Multimanager International Equity, Multimanager Mid Cap Growth, Multimanager Mid Cap Value, Multimanager Technology and EQ/Van Kampen Emerging Markets Equity portfolios. Fees for advisory services in excess of the cap are refunded to the Funds from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

   The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the


                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

6. Contractowner Charges (Concluded)

fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or Contractowner's account value.




                                                When charge
                 Charges                        is deducted                  Amount deducted              How deducted
---------------------------------------- ------------------------        ----------------------        ------------------
Charge for Trust expenses                Daily                            Vary by portfolio             Unit value

Annual Administrative charge             Annual                           $30 or during the first two
                                                                          contract years 2% of the      Unit liquidation from
                                                                          account value (plus any       account value
                                                                          prior withdrawal during the
                                                                          Contract Year) if less.
Annual Policy fee                        Annual                           Low - Depending on account
                                                                          value, lesser of $30          Unit liquidation from
                                                                          or .50% of account value      account value
                                                                          plus the amount of any
                                                                          active loan.

                                                                          High - Depending on account
                                                                          value, in Years 1 to 2        Unit liquidation from
                                                                          lesser of $30 or 2% of        account value,
                                                                          account value, thereafter
                                                                          $ 30.


Withdrawal Charge                        At time of transaction           Low - 6% of withdrawals or
                                                                          contributions made in
                                                                          the current and prior five
                                                                          participation years,         Unit liquidation from
                                                                          whichever is less.           account value

                                                                          High - 6% of the amount
                                                                          withdrawn, generally
                                                                          declining for the first
                                                                          through the 12th contract
                                                                          year.

                                                                          Exceptions and limitations
                                                                          may eliminate or reduce
                                                                          the withdrawal charge.

Plan Loan charges                        At time of transaction           $25 set-up fee and $6
                                                                          quarterly recordkeeping       Unit liquidation from
                                                                          fee                           account value

Annuity Payout option                    At time of transaction           $350 annuity administration
                                                                          fee                           Unit liquidation from
                                                                                                        account value

Charge for third-party transfer or       At time of transaction           $  25                         Unit liquidation from
exchange                                                                                                account value

Enhanced death benefit charge            Participation date               Low- 0.15% of account         Unit liquidation from
                                         anniversary                      value                         account value


                                                                          High - 0.60% of account
                                                                          value

Guaranteed Mininum Income Benefit                                         0.65%                         Unit liquidation from
                                                                                                        account value

Guaranteed Withdrawal Benefit                                             Low - 0.,60% for single
for Life                                                                        life option;            Unit liquidation from
                                                                                0.75% for joint life    account value
                                                                                option

                                                                          High - 0.75% for single
                                                                                 life;
                                                                                 0.90% for joint life



7. Accumulation Unit Values


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,

                                                     --------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**   Return***
                                                     ------------ -------------------- ------------ ---------------- ----------
AXA Aggressive Allocation
-------------------------
         Unit Value 0.50% to 1.45%*

  2007   Lowest contract charge 0.50% Class B (b)   $ 162.11              --                --            --      5.64 %
         Highest contract charge 1.45% Class B (b)  $ 155.64              --                --            --      4.62%
         All contract charges                             --           1,034          $161,376          2.96%     --

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,

                                                     --------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**   Return***
                                                     ------------ -------------------- ------------ ---------------- ----------
AXA Aggressive Allocation (Continued)
-------------------------------------
  2006   Lowest contract charge 0.50% Class B (b)      $ 153.46              --                 --           --      17.31%
         Highest contract charge 1.45% Class B (b)     $ 148.76              --                 --           --      16.19%
         All contract charges                                --             517         $   77,399         3.46%     --
  2005   Lowest contract charge 0.50% Class B (b)      $ 130.82              --                 --           --      7.52%
         Highest contract charge 1.45% Class B (b)     $ 128.03              --                 --           --      6.50%
         All contract charges                                --             178         $   22,965         4.92%     --
  2004   Lowest contract charge 0.50% Class B (b)      $ 121.67              --                 --           --      11.24%
         Highest contract charge 1.45% Class B (b)     $ 120.22              --                 --           --      10.17%
         All contract charges                                --              75         $    9,099         2.25%     --
  2003   Lowest contract charge 0.50% Class B (b)      $ 109.38              --                 --           --      9.38%
         Highest contract charge 1.45% Class B (b)     $ 109.12              --                 --           --      9.12%
         All contract charges                                --               9         $    1,003         0.70%     --

AXA Conservative Allocation
---------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (b)      $ 122.65              --                 --           --      5.27%
         Highest contract charge 1.45% Class B (b)     $ 117.75              --                 --           --      4.26%
         All contract charges                                --             378         $   44,771         5.06%     --
  2006   Lowest contract charge 0.50% Class B (b)      $ 116.51              --                 --           --      5.84%
         Highest contract charge 1.45% Class B (b)     $ 112.94              --                 --           --      4.83%
         All contract charges                                --             167         $   18,932         4.29%     --
  2005   Lowest contract charge 0.50% Class B (b)      $ 110.08              --                 --           --      1.93%
         Highest contract charge 1.45% Class B (b)     $ 107.73              --                 --           --      0.96%
         All contract charges                                --             112         $   12,046         3.73%     --
  2004   Lowest contract charge 0.50% Class B (b)      $ 108.00              --                 --           --      5.50%
         Highest contract charge 1.45% Class B (b)     $ 106.71              --                 --           --      4.49%
         All contract charges                                --              75         $    8,142         4.11%     --
  2003   Lowest contract charge 0.50% Class B (b)      $ 102.37              --                 --           --      2.37%
         Highest contract charge 1.45% Class B (b)     $ 102.13              --                 --           --      2.13%
         All contract charges                                --               8         $      940         5.61%     --

AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (b)      $ 130.56              --                 --           --      4.96%
         Highest contract charge 1.45% Class B (b)     $ 125.34              --                 --           --      3.95%
         All contract charges                                --             634         $   80,092         4.08%     --
  2006   Lowest contract charge 0.50% Class B (b)      $ 124.39              --                 --           --      8.22%
         Highest contract charge 1.45% Class B (b)     $ 120.58              --                 --           --      7.18%
         All contract charges                                --             342         $   41,475         4.04%     --
  2005   Lowest contract charge 0.50% Class B (b)      $ 114.94              --                 --           --      2.73%
         Highest contract charge 1.45% Class B (b)     $ 112.49              --                 --           --      1.75%
         All contract charges                                --             180         $   20,363         4.60%     --
  2004   Lowest contract charge 0.50% Class B (b)      $ 111.89              --                 --           --      7.21%
         Highest contract charge 1.45% Class B (b)     $ 110.56              --                 --           --      6.19%
         All contract charges                                --              80         $    8,873         3.62%     --
  2003   Lowest contract charge 0.50% Class B (b)      $ 104.36              --                 --           --      4.36%
         Highest contract charge 1.45% Class B (b)     $ 104.11              --                 --           --      4.11%
         All contract charges                                --               9         $      866         6.35%     --

AXA Moderate Allocation
-----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class A (j)      $ 109.30              --                 --           --      6.00%
         Highest contract charge 1.45% Class A         $ 144.38              --                 --           --      4.99%
         All contract charges                                --          19,631         $1,586,678         3.35%     --
  2006   Lowest contract charge 0.50% Class A (j)      $ 103.11              --                 --           --      3.11%
         Highest contract charge 1.45% Class A         $ 137.52              --                 --           --      9.00%
         All contract charges                                --          20,240         $1,557,101         2.84%     --

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**   Return***
                                                     ------------ -------------------- ------------ ---------------- ----------
AXA Moderate Allocation (Continued)
-----------------------------------
  2005   Lowest contract charge 0.90% Class A (c)      $ 183.99              --                 --           --      4.11%
         Highest contract charge 1.45% Class A         $ 126.17              --                 --           --      3.53%
         All contract charges                                --          21,774         $1,543,159         2.54%     --
  2004   Lowest contract charge 0.90% Class A (c)      $ 176.72              --                 --           --      8.02%
         Highest contract charge 1.45% Class A         $ 121.87              --                 --           --      7.42%
         All contract charges                                --          23,508         $1,615,459         2.75%     --
  2003   Lowest contract charge 0.90% Class A (c)      $ 163.61              --                 --           --      18.35%
         Highest contract charge 1.45% Class A         $ 113.45              --                 --           --      17.69%
         All contract charges                                --          25,117         $1,607,776         2.41%     --

AXA Moderate Allocation
-----------------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B          $ 127.43              --                 --           --      5.73%
         Highest contract charge 1.30% Class B (j)     $ 107.96              --                 --           --      4.90%
         All contract charges                                --           1,218         $  170,510         3.35%     --
  2006   Lowest contract charge 0.50% Class B          $ 120.52              --                 --           --      9.77%
         Highest contract charge 1.30% Class B (j)     $ 102.92              --                 --           --      2.92%
         All contract charges                                --           1,009         $  136,001         2.84%     --
  2005   Lowest contract charge 0.50% Class B          $ 109.79              --                 --           --      4.27%
         Highest contract charge 1.20% Class B         $ 126.19              --                 --           --      3.54%
         All contract charges                                --             916         $  113,231         2.54%     --
  2004   Lowest contract charge 0.50% Class B          $ 105.29              --                 --           --      8.18%
         Highest contract charge 1.20% Class B         $ 121.88              --                 --           --      7.42%
         All contract charges                                --             833         $   99,021         2.75%     --
  2003   Lowest contract charge 0.50% Class B          $  97.33              --                 --           --      18.55%
         Highest contract charge 1.20% Class B         $ 113.46              --                 --           --      17.71%
         All contract charges                                --             750         $   82,998         2.41%     --

AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (b)      $ 153.90              --                 --           --      5.85%
         Highest contract charge 1.45% Class B (b)     $ 147.76              --                 --           --      4.84%
         All contract charges                                --           3,480         $  513,806         3.38%     --
  2006   Lowest contract charge 0.50% Class B (b)      $ 145.39              --                 --           --      13.93%
         Highest contract charge 1.45% Class B (b)     $ 140.94              --                 --           --      12.85%
         All contract charges                                --           1,886         $  267,414         3.54%     --
  2005   Lowest contract charge 0.50% Class B (b)      $ 127.61              --                 --           --      6.14%
         Highest contract charge 1.45% Class B (b)     $ 124.89              --                 --           --      5.13%
         All contract charges                                --             728         $   91,285         5.08%     --
  2004   Lowest contract charge 0.50% Class B (b)      $ 120.23              --                 --           --      11.13%
         Highest contract charge 1.45% Class B (b)     $ 118.80              --                 --           --      10.07%
         All contract charges                                --             277         $   32,979         3.47%     --
  2003   Lowest contract charge 0.50% Class B (b)      $ 108.19              --                 --           --      8.19%
         Highest contract charge 1.45% Class B (b)     $ 107.93              --                 --           --      7.93%
         All contract charges                                --              23         $    2,390         2.59%     --

EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.50% to 1.49%*
  2007   Lowest contract charge 0.50% Class A (j)      $ 107.52              --                 --           --      3.22%
         Highest contract charge 1.49% Class A         $ 384.25              --                 --           --      2.53%
         All contract charges                                --           9,616         $3,481,372         1.18%     --
  2006   Lowest contract charge 0.50% Class A (j)      $ 104.17              --                 --           --      4.17%
         Highest contract charge 1.49% Class A         $ 374.77              --                 --           --      9.64%
         All contract charges                                --          11,209         $3,969,805         1.39%     --
  2005   Lowest contract charge 0.74% Class A          $ 453.40              --                 --           --      4.05%
         Highest contract charge 1.49% Class A         $ 341.80              --                 --           --      3.26%
         All contract charges                                --          12,984         $4,188,857         1.03%     --

                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,

                                                     --------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**   Return***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/AllianceBernstein Common Stock (Continued)
---------------------------------------------
  2004   Lowest contract charge 0.74% Class A          $ 435.75              --                 --           --      12.98%
         Highest contract charge 1.49% Class A         $ 331.00              --                 --           --      14.12%
         All contract charges                                --          14,653         $4,588,775         1.19%     --
  2003   Lowest contract charge 0.74% Class A          $ 382.75              --                 --           --      49.21%
         Highest contract charge 1.49% Class A         $ 292.96              --                 --           --      48.08%
         All contract charges                                --          16,027         $4,423,904         1.77%     --

EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B          $ 105.11              --                 --           --      2.96%
         Highest contract charge 1.30% Class B (j)     $ 106.21              --                 --           --      2.14%
         All contract charges                                --           1,495         $  174,274         1.18%     --
  2006   Lowest contract charge 0.50% Class B          $ 102.09              --                 --           --      10.14%
         Highest contract charge 1.30% Class B (j)     $ 103.98              --                 --           --      3.98%
         All contract charges                                --           1,669         $  190,449         1.39%     --
  2005   Lowest contract charge 0.50% Class B          $  92.69              --                 --           --      3.79%
         Highest contract charge 1.20% Class B         $ 107.24              --                 --           --      3.05%
         All contract charges                                --           1,776         $  185,056         1.03%     --
  2004   Lowest contract charge 0.50% Class B          $  89.31              --                 --           --      13.55%
         Highest contract charge 1.20% Class B         $ 104.06              --                 --           --      12.75%
         All contract charges                                --           1,725         $  174,349         1.19%     --
  2003   Lowest contract charge 0.50% Class B          $  78.66              --                 --           --      48.80%
         Highest contract charge 1.20% Class B         $  92.29              --                 --           --      47.76%
         All contract charges                                --           1,502         $  134,406         1.77%     --

EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class A (j)      $ 107.06              --                 --           --      6.59%
         Highest contract charge 1.45% Class A         $ 137.16              --                 --           --      5.57%
         All contract charges                                --             554         $   90,855         4.50%     --
  2006   Lowest contract charge 0.50% Class A (j)      $ 100.44              --                 --           --      0.44%
         Highest contract charge 1.45% Class A         $ 129.92              --                 --           --      1.89%
         All contract charges                                --             586         $   91,303         4.00%     --
  2005   Lowest contract charge 0.74% Class A          $  78.01              --                 --           --      1.04%
         Highest contract charge 1.45% Class A         $ 127.51              --                 --           --      0.02%
         All contract charges                                --             670         $  102,507         3.48%     --
  2004   Lowest contract charge 0.74% Class A          $  77.21              --                 --           --      1.74%
         Highest contract charge 1.45% Class A         $ 127.48              --                 --           --      0.71%
         All contract charges                                --             768         $  117,435         3.04%     --
  2003   Lowest contract charge 0.74% Class A          $  75.89              --                 --           --      1.95%
         Highest contract charge 1.45% Class A         $ 126.58              --                 --           --      0.91%
         All contract charges                                --             892         $  135,637         3.66%     --

EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B          $ 136.21              --                 --           --      6.32%
         Highest contract charge 1.30% Class B (j)     $ 105.74              --                 --           --      5.48%
         All contract charges                                --             225         $   30,902         4.50%     --
  2006   Lowest contract charge 0.50% Class B          $ 128.11              --                 --           --      2.61%
         Highest contract charge 1.30% Class B (j)     $ 100.25              --                 --           --      0.25%
         All contract charges                                --             254         $   32,922         4.00%     --
  2005   Lowest contract charge 0.50% Class B          $ 124.85              --                 --           --      0.74%
         Highest contract charge 1.20% Class B         $ 127.54              --                 --           --      0.03%
         All contract charges                                --             276         $   35,253         3.48%     --
  2004   Lowest contract charge 0.50% Class B          $ 123.94              --                 --           --      1.43%
         Highest contract charge 1.20% Class B         $ 127.50              --                 --           --      0.72%
         All contract charges                                --             293         $   37,422         3.04%     --

                                     FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended December 31,
                                                     --------------------------
                                                       Units
                                                     Fair Value
                                                     ------------
EQ/AllianceBernstein Intermediate Government
--------------------------------------------
Securities (Continued)
----------------------
  2003   Lowest contract charge 0.50% Class B          $ 122.19
         Highest contract charge 1.20% Class B         $ 126.60
         All contract charges                                --

EQ/AllianceBernstein International (a)
--------------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class A (j)      $ 118.10
         Highest contract charge 1.45% Class A         $ 154.56
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class A (j)      $ 105.97
         Highest contract charge 1.45% Class A         $ 140.03
         All contract charges                                --
  2005   Lowest contract charge 0.90% Class A (c)      $ 147.18
         Highest contract charge 1.45% Class A         $ 114.75
         All contract charges                                --
  2004   Lowest contract charge 0.90% Class A (c)      $ 128.49
         Highest contract charge 1.45% Class A         $ 100.74
         All contract charges                                --
  2003   Lowest contract charge 0.90% Class A (c)      $ 109.44
         Highest contract charge 1.45% Class A         $  86.29
         All contract charges                                --

EQ/AllianceBernstein International (a)
--------------------------------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B          $ 156.05
         Highest contract charge 1.30% Class B (j)     $ 116.66
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 140.38
         Highest contract charge 1.30% Class B (j)     $ 105.78
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 114.22
         Highest contract charge 1.20% Class B         $ 114.63
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $  99.56
         Highest contract charge 1.20% Class B         $ 100.63
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $  84.67
         Highest contract charge 1.20% Class B         $  86.19
         All contract charges                                --

EQ/AllianceBernstein Large Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $  75.03
         Highest contract charge 1.45% Class B         $  76.91
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $  66.16
         Highest contract charge 1.45% Class B         $  68.47
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $  66.85
         Highest contract charge 1.45% Class B         $  69.86
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $  58.46
         Highest contract charge 1.45% Class B         $  61.67
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $  54.21
         Highest contract charge 1.45% Class B         $  57.74
         All contract charges                                --




                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/AllianceBernstein Intermediate Government Securities (Continued)
-------------------------------------------------------------------
  2003              --                --            --      1.63%
                    --                --            --      0.91%
                   331          $ 41,782          3.66%         --

EQ/AllianceBernstein International (a)
--------------------------------------
  2007              --                --            --      11.45%
                    --                --            --      10.38%
                 4,247          $838,849          1.50%          --
  2006              --                --            --      5.97%
                    --                --            --      22.03%
                 4,389          $784,767          1.65%          --
  2005              --                --            --      14.55%
                    --                --            --      13.91%
                 4,512          $660,373          1.71%          --
  2004              --                --            --      17.40%
                    --                --            --      16.75%
                 4,746          $609,069          2.09%          --
  2003              --                --            --      34.22%
                    --                --            --      33.47%
                 5,029          $552,311          1.99%          --

EQ/AllianceBernstein International (a)
--------------------------------------
  2007              --                --            --      11.16%
                    --                --            --      10.29%
                   787          $121,942          1.50%          --
  2006              --                --            --      22.90%
                    --                --            --      5.78%
                   728          $102,893          1.65%          --
  2005              --                --            --      14.72%
                    --                --            --      13.91%
                   651          $ 75,257          1.71%          --
  2004              --                --            --      17.58%
                    --                --            --      16.76%
                   565          $ 57,320          2.09%          --
  2003              --                --            --      34.51%
                    --                --            --      33.56%
                   523          $ 45,436          1.99%          --

EQ/AllianceBernstein Large Cap Growth
-------------------------------------
  2007              --                --            --      13.41%
                    --                --            --      12.33%
                 1,870          $145,854            --           --
  2006              --                --            --      (1.04)%
                    --                --            --      (1.98)%
                 2,111          $146,204            --           --
  2005              --                --            --      14.35%
                    --                --            --      13.27%
                 2,304          $162,638            --           --
  2004              --                --            --       7.84%
                    --                --            --       6.81%
                 2,548          $158,455            --           --
  2003              --                --            --      22.58%
                    --                --            --      21.41%
                 2,878          $167,285            --           --

                                     FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                              Years Ended December 31,
                                              ------------------------
                                                        Units
                                                      Fair Value
                                                     ------------
EQ/AllianceBernstein Quality Bond
---------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class A (j)      $ 105.12
         Highest contract charge 1.45% Class A         $ 139.74
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class A (j)      $ 100.81
         Highest contract charge 1.45% Class A         $ 135.31
         All contract charges                                --
  2005   Lowest contract charge 0.90% Class A (c)      $ 164.70
         Highest contract charge 1.45% Class A         $ 131.90
         All contract charges                                --
  2004   Lowest contract charge 0.90% Class A (c)      $ 162.53
         Highest contract charge 1.45% Class A         $ 130.89
         All contract charges                                --
  2003   Lowest contract charge 0.90% Class A (c)      $ 157.69
         Highest contract charge 1.45% Class A         $ 127.69
         All contract charges                                --

EQ/AllianceBernstein Quality Bond
---------------------------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B          $ 139.64
         Highest contract charge 1.45% Class B (j)     $ 103.82
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 134.25
         Highest contract charge 1.30% Class B (j)     $ 100.62
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 129.96
         Highest contract charge 1.20% Class B         $ 131.99
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 128.05
         Highest contract charge 1.20% Class B         $ 130.97
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $ 124.04
         Highest contract charge 1.20% Class B         $ 127.77
         All contract charges                                --

EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class A (j)      $ 120.87
         Highest contract charge 1.45% Class A         $ 155.92
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class A (j)      $ 103.84
         Highest contract charge 1.45% Class A         $ 135.25
         All contract charges                                --
  2005   Lowest contract charge 0.90% Class A (c)      $ 179.44
         Highest contract charge 1.45% Class A         $ 125.60
         All contract charges                                --
  2004   Lowest contract charge 0.90% Class A (c)      $ 161.98
         Highest contract charge 1.45% Class A         $ 114.00
         All contract charges                                --
  2003   Lowest contract charge 0.90% Class A (c)      $ 143.04
         Highest contract charge 1.45% Class A         $ 101.24
         All contract charges                                --




                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/AllianceBernstein Quality Bond
---------------------------------
  2007              --                --            --      4.28%
                    --                --            --      3.27%
                   691          $122,544          5.12%        --
  2006              --                --            --    (0.81)%
                    --                --            --      2.58%
                   694          $119,214          4.01%        --
  2005              --                --            --      1.34%
                    --                --            --      0.78%
                   753          $125,885          3.89%        --
  2004              --                --            --      3.07%
                    --                --            --      2.50%
                   795          $131,674          3.87%        --
  2003              --                --            --      2.87%
                    --                --            --      2.29%
                   889          $143,533          2.68%        --

EQ/AllianceBernstein Quality Bond
---------------------------------
  2007              --                --            --      4.01%
                    --                --            --      3.18%
                   241          $ 33,892          5.12%        --
  2006              --                --            --      3.30%
                    --                --            --      0.62%
                   246          $ 33,382          4.01%        --
  2005              --                --            --      1.49%
                    --                --            --      0.78%
                   256          $ 33,894          3.89%        --
  2004              --                --            --      3.23%
                    --                --            --      2.50%
                   261          $ 34,083          3.87%        --
  2003              --                --            --      3.02%
                    --                --            --      2.30%
                   274          $ 34,954          2.68%        --

EQ/AllianceBernstein Small Cap Growth
-------------------------------------
  2007              --                --            --     16.40%
                    --                --            --     15.28%
                 1,537          $330,250            --         --
  2006              --                --            --      3.84%
                    --                --            --      7.68%
                 1,694          $315,326            --         --
  2005              --                --            --     10.78%
                    --                --            --     10.17%
                 1,836          $316,938            --         --
  2004              --                --            --     13.24%
                    --                --            --     12.61%
                 1,990          $311,435            --         --
  2003              --                --            --     40.02%
                    --                --            --     39.23%
                 2,070          $287,364            --         --

                                     FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                            Years Ended December 31,
                                            -------------------------
                                                        Units
                                                      Fair Value
                                                     ------------
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B          $ 116.77
         Highest contract charge 1.30% Class B (j)     $ 119.40
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 100.58
         Highest contract charge 1.30% Class B (j)     $ 103.66
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $  92.73
         Highest contract charge 1.20% Class B         $ 125.63
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $  83.58
         Highest contract charge 1.20% Class B         $ 114.03
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $  73.69
         Highest contract charge 1.20% Class B         $ 101.26
         All contract charges                                --

EQ/AllianceBernstein Value (q)
------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class A (r)      $ 155.34
         Highest contract charge 1.45% Class A (r)     $ 142.29
         All contract charges                                --

EQ/AllianceBernstein Value (q)
------------------------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B          $ 155.18
         Highest contract charge 1.30% Class B         $  98.09
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 163.40
         Highest contract charge 1.45% Class B         $ 151.12
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 135.28
         Highest contract charge 1.45% Class B         $ 126.32
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 128.95
         Highest contract charge 1.45% Class B         $ 121.57
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $ 114.24
         Highest contract charge 1.45% Class B         $ 108.74
         All contract charges                                --

EQ/Ariel Appreciation II
------------------------
         Unit Value 0.50% to 1.45%
  2007   Lowest contract charge 0.50% Class B (g)      $ 112.93
         Highest contract charge 1.45% Class B (g)     $ 110.53
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (g)      $ 114.85
         Highest contract charge 1.45% Class B (g)     $ 113.50
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (g)      $ 103.83
         Highest contract charge 1.45% Class B (g)     $ 103.60
         All contract charges                                --

EQ/AXA Rosenberg Value Long/Short Equity
----------------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (b)      $ 114.05
         Highest contract charge 1.45% Class B (b)     $ 109.49
         All contract charges                                --




                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
  2007              --                 --           --      16.10%
                    --                 --           --      15.18%
                   353         $   59,087           --          --
  2006              --                 --           --       8.46%
                    --                 --           --       3.66%
                   392         $   57,261           --          --
  2005              --                 --           --      10.94%
                    --                 --           --      10.17%
                   411         $   55,659           --          --
  2004              --                 --           --      13.42%
                    --                 --           --      12.61%
                   408         $   50,408           --          --
  2003              --                 --           --      40.24%
                    --                 --           --      39.24%
                   398         $   43,568           --          --

EQ/AllianceBernstein Value (q)
------------------------------
  2007              --                 --           --     (5.17)%
                    --                 --           --     (5.52)%
                 9,387         $1,261,004         2.66%

EQ/AllianceBernstein Value (q)
------------------------------
  2007              --                 --           --     (5.03)%
                    --                 --           --     (5.79)%
                 1,726         $  239,219         2.66%         --
  2006              --                 --           --      20.78%
                    --                 --           --      19.63%
                 3,483         $  500,340         1.68%         --
  2005              --                 --           --       4.91%
                    --                 --           --       3.91%
                 3,103         $  371,731         1.19%         --
  2004              --                 --           --      13.44%
                    --                 --           --      11.80%
                 2,885         $  331,846         1.41%         --
  2003              --                 --           --      28.10%
                    --                 --           --      26.88%
                 2,551         $  261,872         1.40%         --

EQ/Ariel Appreciation II
------------------------
  2007              --                 --           --     (1.67)%
                    --                 --           --     (2.62)%
                    29         $    3,236         0.38%         --
  2006              --                 --           --      10.61%
                    --                 --           --       9.55%
                    28         $    3,222         1.21%         --
  2005              --                 --           --       3.83%
                    --                 --           --       3.60%
                     6         $      589         0.65%         --

EQ/AXA Rosenberg Value Long/Short Equity
----------------------------------------
  2007              --                 --           --       2.78%
                    --                 --           --       1.78%
                    81         $    8,989         1.96%         --

                                     FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                              Years Ended December 31,
                                              ------------------------
                                                        Units
                                                     Fair Value

                                                     ------------
EQ/AXA Rosenberg Value Long/Short Equity (Continued)
----------------------------------------------------
  2006   Lowest contract charge 0.50% Class B (b)      $ 110.97
         Highest contract charge 1.45% Class B (b)     $ 107.57
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (b)      $ 109.94
         Highest contract charge 1.45% Class B (b)     $ 107.59
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (b)      $ 102.77
         Highest contract charge 1.45% Class B (b)     $ 101.55
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (b)      $  99.67
         Highest contract charge 1.45% Class B (b)     $  99.43
         All contract charges                                --

EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 158.23
         Highest contract charge 1.45% Class B         $ 183.24
         All contract charges
  2006   Lowest contract charge 0.50% Class B          $ 157.18
         Highest contract charge 1.45% Class B         $ 183.78
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 130.65
         Highest contract charge 1.45% Class B         $ 154.23
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 127.54
         Highest contract charge 1.45% Class B         $ 152.01
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $ 115.93
         Highest contract charge 1.45% Class B         $ 139.50
         All contract charges                                --

EQ/BlackRock International Value
--------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 145.75
         Highest contract charge 1.45% Class B         $ 183.08
         All contract charges
  2006   Lowest contract charge 0.50% Class B          $ 132.94
         Highest contract charge 1.45% Class B         $ 168.61
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 106.30
         Highest contract charge 1.45% Class B         $ 136.12
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $  96.39
         Highest contract charge 1.45% Class B         $ 124.61
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $  79.64
         Highest contract charge 1.45% Class B         $ 103.95
         All contract charges                                --

EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (e)      $ 134.77
         Highest contract charge 1.45% Class B (e)     $ 130.66
         All contract charges

  2006   Lowest contract charge 0.50% Class B (e)      $ 130.62
         Highest contract charge 1.45% Class B (e)     $ 127.87
         All contract charges                                --



                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/AXA Rosenberg Value Long/Short Equity (Continued)
----------------------------------------------------
  2006              --                --            --      0.94%
                    --                --            --    (0.02)%
                    89          $  9,606          2.85%        --
  2005              --                --            --      6.97%
                    --                --            --      5.95%
                    77          $  8,297            --         --
  2004              --                --            --      3.11%
                    --                --            --      2.13%
                    16          $  1,704            --         --
  2003              --                --            --     0.33)%
                    --                --            --    (0.57)%
                     4          $    395            --         --

EQ/BlackRock Basic Value Equity
-------------------------------
  2007              --                --            --      0.67%
                    --                --            --    (0.29)%
                 1,706          $383,188          1.08%        --
  2006              --                --            --     20.31%
                    --                --            --     19.16%
                 1,738          $391,171          2.86%        --
  2005              --                --            --      2.44%
                    --                --            --      1.46%
                 1,826          $344,112          1.37%        --
  2004              --                --            --     10.02%
                    --                --            --      8.97%
                 1,866          $346,892          2.14%        --
  2003              --                --            --     30.53%
                    --                --            --     29.30%
                 1,731          $297,750          0.55%        --

EQ/BlackRock International Value
--------------------------------
  2007              --                --            --      9.64%
                    --                --            --      8.58%
                 2,074          $351,707          1.93%        --
  2006              --                --            --     25.06%
                    --                --            --     23.87%
                 1,956          $305,076          3.67%        --
  2005              --                --            --     10.28%
                    --                --            --      9.23%
                 1,646          $206,833          1.84%        --
  2004              --                --            --     21.04%
                    --                --            --     19.88%
                 1,299          $149,224          1.64%        --
  2003              --                --            --     27.40%
                    --                --            --     26.18%
                 1,180          $112,754          2.36%        --

EQ/Boston Advisors Equity Income
--------------------------------
  2007              --                --            --      3.18%
                    --                --            --      2.18%
                   445          $ 58,354          1.93%        --
  2006              --                --            --     15.39%
                    --                --            --     14.29%
                   394          $ 50,720          2.44%        --

                                     FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**   Return***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/Boston Advisors Equity Income (Continued)
--------------------------------------------
  2005   Lowest contract charge 0.50% Class B (e)      $ 113.20              --                --            --      5.63%
         Highest contract charge 1.45% Class B (e)     $ 111.88              --                --            --      4.62%
         All contract charges                                --             307          $ 34,416          2.12%     --
  2004   Lowest contract charge 0.50% Class B (e)      $ 107.17              --                --            --      9.05%
         Highest contract charge 1.45% Class B (e)     $ 106.95              --                --            --      8.85%
         All contract charges                                --              41          $  4,334          4.19%     --

EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $  94.90              --                --            --      11.57%
         Highest contract charge 1.45% Class B         $ 128.45              --                --            --      10.49%
         All contract charges                                --             218          $ 21,860          0.24%     --
  2006   Lowest contract charge 0.50% Class B          $  85.06              --                --            --      4.70%
         Highest contract charge 1.45% Class B         $ 116.25              --                --            --      3.71%
         All contract charges                                --             185          $ 16,787            --      --
  2005   Lowest contract charge 0.50% Class B          $  81.24              --                --            --      8.20%
         Highest contract charge 1.45% Class B         $ 112.09              --                --            --      7.17%
         All contract charges                                --             156          $ 13,658            --      --
  2004   Lowest contract charge 0.50% Class B          $  75.08              --                --            --      3.07%
         Highest contract charge 1.45% Class B         $ 104.60              --                --            --      2.09%
         All contract charges                                --             128          $ 10,635            --      --
  2003   Lowest contract charge 0.50% Class B          $  72.85              --                --            --      27.31%
         Highest contract charge 1.45% Class B         $ 102.46              --                --            --      26.09%
         All contract charges                                --              96          $  7,714            --      --

EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $  72.73              --                --            --      4.95%
         Highest contract charge 1.45% Class B         $ 104.44              --                --            --      3.94%
         All contract charges                                --             228          $ 18,074            --      --
  2006   Lowest contract charge 0.50% Class B          $  69.30              --                --            --      6.87%
         Highest contract charge 1.45% Class B         $ 100.48              --                --            --      5.85%
         All contract charges                                --             148          $ 11,178          0.20%     --
  2005   Lowest contract charge 0.50% Class B          $  64.85              --                --            --      4.58%
         Highest contract charge 1.45% Class B         $  94.93              --                --            --      3.59%
         All contract charges                                --              97          $  6,904          0.21%     --
  2004   Lowest contract charge 0.50% Class B          $  62.01              --                --            --      5.01%
         Highest contract charge 1.45% Class B         $  91.64              --                --            --      4.00%
         All contract charges                                --              69          $  4,814          0.57%     --
  2003   Lowest contract charge 0.50% Class B          $  59.05              --                --            --      23.33%
         Highest contract charge 1.45% Class B         $  88.12              --                --            --      22.16%
         All contract charges                                --              62          $  4,010          0.16%     --

EQ/Capital Guardian Research (m)
--------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 126.86              --                --            --      1.15%
         Highest contract charge 1.45% Class B         $ 130.80              --                --            --      0.18%
         All contract charges                                --           1,936          $256,826          1.21%     --
  2006   Lowest contract charge 0.50% Class B          $ 125.42              --                --            --      11.50%
         Highest contract charge 1.45% Class B         $ 130.57              --                --            --      10.43%
         All contract charges                                --           1,154          $152,378          0.55%     --
  2005   Lowest contract charge 0.50% Class B          $ 112.49              --                --            --      5.52%
         Highest contract charge 1.45% Class B         $ 118.23              --                --            --      4.52%
         All contract charges                                --           1,259          $150,283          0.54%     --
  2004   Lowest contract charge 0.50% Class B          $ 106.60              --                --            --      10.35%
         Highest contract charge 1.45% Class B         $ 113.12              --                --            --      9.30%
         All contract charges                                --           1,374          $156,747          0.62%     --

                                     FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                               Years Ended December 31,
                                               ------------------------
                                                       Units
                                                     Fair Value
                                                     ------------
EQ/Capital Guardian Research (m) (Continued)
--------------------------------------------
  2003   Lowest contract charge 0.50% Class B         $  96.60
         Highest contract charge 1.45% Class B        $ 103.50
         All contract charges                               --

EQ/Caywood-Scholl High Yield Bond
---------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (f)     $ 114.90
         Highest contract charge 1.45% Class B (f)    $ 112.00
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (f)     $ 112.32
         Highest contract charge 1.45% Class B (f)    $ 110.55
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (f)     $ 104.56
         Highest contract charge 1.45% Class B (f)    $ 103.90
         All contract charges                               --

EQ/Davis New York Venture
-------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (l)     $  97.46
         Highest contract charge 1.45% Class B (l)    $  96.87
         All contract charges                               --
  2006   Lowest contract charge 1.34% Class B (h)     $ 108.48
         Highest contract charge 1.35% Class B (h)    $ 108.47
         All contract charges                               --

EQ/Equity 500 Index
-------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class A (j)     $ 108.06
         Highest contract charge 1.45% Class A        $ 121.98
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class A (j)     $ 103.22
         Highest contract charge 1.45% Class A        $ 117.65
         All contract charges                               --
  2005   Lowest contract charge 0.90% Class A (c)     $ 197.59
         Highest contract charge 1.45% Class A        $ 103.47
         All contract charges                               --
  2004   Lowest contract charge 0.90% Class A (c)     $ 190.50
         Highest contract charge 1.45% Class A        $ 100.31
         All contract charges                               --
  2003   Lowest contract charge 0.90% Class A (c)     $ 173.95
         Highest contract charge 1.45% Class A        $  92.10
         All contract charges                               --

EQ/Equity 500 Index
-------------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B         $ 107.91
         Highest contract charge 1.30% Class B (j)    $ 106.74
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B         $ 103.33
         Highest contract charge 1.30% Class B (j)    $ 103.03
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B         $  90.23
         Highest contract charge 1.20% Class B        $ 103.49
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B         $  86.86
         Highest contract charge 1.20% Class B        $ 100.33
         All contract charges                               --



                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/Capital Guardian Research (m) (Continued)
--------------------------------------------
  2003              --                --            --      30.84%
                    --                --            --      29.58%
                 1,433          $149,248          0.43%         --

EQ/Caywood-Scholl High Yield Bond
---------------------------------
  2007              --                --            --      2.30%
                    --                --            --      1.31%
                   244          $ 27,417          7.89%        --
  2006              --                --            --      7.42%
                    --                --            --      6.40%
                   145          $ 16,051          8.15%        --
  2005              --                --            --      4.56%
                    --                --            --      3.90%
                    51          $  5,355         16.21%        --

EQ/Davis New York Venture
-------------------------
  2007              --                --            --    (2.54)%
                    --                --            --    (3.13)%
                    64          $  6,154          1.15%        --
  2006              --                --            --      8.48%
                    --                --            --      8.47%
                     3          $    331          0.96%        --

EQ/Equity 500 Index
-------------------
  2007              --                --            --      4.69%
                    --                --            --      3.68%
                 2,858          $914,617          1.54%        --
  2006              --                --            --      3.22%
                    --                --            --     13.71%
                 3,024          $934,535          1.75%        --
  2005              --                --            --      3.72%
                    --                --            --      3.15%
                 3,339          $909,007          1.53%        --
  2004              --                --            --      9.51%
                    --                --            --      8.91%
                 3,638          $957,647          1.66%        --
  2003              --                --            --     26.99%
                    --                --            --     26.29%
                 3,812          $921,012          1.53%        --

EQ/Equity 500 Index
-------------------
  2007              --                --            --      4.43%
                    --                --            --      3.60%
                   902          $106,809          1.54%        --
  2006              --                --            --     14.52%
                    --                --            --      3.03%
                   894          $102,360          1.75%        --
  2005              --                --            --      3.88%
                    --                --            --      3.15%
                   907          $ 91,189          1.53%        --
  2004              --                --            --      9.68%
                    --                --            --      8.91%
                   860          $ 83,780          1.66%        --

                                     FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                              Years Ended December 31,
                                              ------------------------
                                                       Units
                                                     Fair Value
                                                     ------------
EQ/Equity 500 Index (Continued)
-------------------------------
  2003   Lowest contract charge 0.50% Class B         $  79.19
         Highest contract charge 1.20% Class B        $  92.12
         All contract charges                               --

EQ/Evergreen International Bond
-------------------------------
         Unit Value 0.50% to 1.45%
  2007   Lowest contract charge 0.50% Class B (g)     $ 109.34
         Highest contract charge 1.45% Class B (g)    $ 107.01
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (g)     $ 100.53
         Highest contract charge 1.45% Class B (g)    $  99.34
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (g)     $  97.69
         Highest contract charge 1.45% Class B (g)    $  97.47
         All contract charges                               --

EQ/Evergreen Omega
------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B         $ 100.16
         Highest contract charge 1.45% Class B        $  95.65
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B         $  90.42
         Highest contract charge 1.45% Class B        $  87.18
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B         $  85.83
         Highest contract charge 1.45% Class B        $  83.56
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B         $  82.98
         Highest contract charge 1.45% Class B        $  81.56
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B         $  77.91
         Highest contract charge 1.45% Class B        $  77.31
         All contract charges                               --

EQ/FI Mid Cap
-------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B         $ 149.37
         Highest contract charge 1.45% Class B        $ 136.02
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B         $ 138.97
         Highest contract charge 1.45% Class B        $ 127.77
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B         $ 125.23
         Highest contract charge 1.45% Class B        $ 116.25
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B         $ 118.33
         Highest contract charge 1.45% Class B        $ 110.90
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B         $ 102.49
         Highest contract charge 1.45% Class B        $  96.98
         All contract charges                               --

EQ/Franklin Income
------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (h)     $ 106.18
         Highest contract charge 1.45% Class B (h)    $ 104.85
         All contract charges                               --




                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/Equity 500 Index (Continued)
-------------------------------
  2003              --                --            --      27.18%
                    --                --            --      26.30%
                   740          $ 66,130          1.53%         --

EQ/Evergreen International Bond
-------------------------------
  2007              --                --            --      8.76%
                    --                --            --      7.72%
                   213          $ 22,866          3.57%        --
  2006              --                --            --      2.90%
                    --                --            --      1.92%
                    77          $  7,685          0.47%        --
  2005              --                --            --    (2.31)%
                    --                --            --    (2.53)%
                     5          $    503            --         --

EQ/Evergreen Omega
------------------
  2007              --                --            --     10.77%
                    --                --            --      9.72%
                   295          $ 28,671            --         --
  2006              --                --            --      5.34%
                    --                --            --      4.34%
                   257          $ 22,739          2.11%        --
  2005              --                --            --      3.44%
                    --                --            --      2.46%
                   288          $ 24,388          0.04%        --
  2004              --                --            --      6.51%
                    --                --            --      5.49%
                   298          $ 24,676          0.35%        --
  2003              --                --            --     37.51%
                    --                --            --     36.21%
                   168          $ 12,964            --         --

EQ/FI Mid Cap
-------------
  2007              --                --            --      7.48%
                    --                --            --      6.46%
                 2,644          $364,141            --         --
  2006              --                --            --     10.97%
                    --                --            --      9.91%
                 2,461          $318,026          3.32%        --
  2005              --                --            --      5.83%
                    --                --            --      4.83%
                 2,266          $265,901          7.70%        --
  2004              --                --            --     15.45%
                    --                --            --     14.35%
                 1,999          $223,196          2.47%        --
  2003              --                --            --     42.89%
                    --                --            --     41.52%
                 1,577          $153,931            --         --

EQ/Franklin Income
------------------
  2007              --                --            --      1.55%
                    --                --            --      0.57%
                   825          $ 86,650          4.64%        --

                                     FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                            Years Ended December 31,
                                            -------------------------
                                                        Units
                                                     Fair Value
                                                     ------------
EQ/Franklin Income (Continued)
------------------------------
  2006   Lowest contract charge 0.50% Class B (h)      $ 104.56
         Highest contract charge 1.45% Class B (h)     $ 104.26
         All contract charges                                --

EQ/Franklin Small Cap Value
---------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (h)      $  98.64
         Highest contract charge 1.45% Class B (h)     $  97.41
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (h)      $ 108.50
         Highest contract charge 1.45% Class B (h)     $ 108.18
         All contract charges                                --

EQ/Franklin Templeton Founding Strategy
---------------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (k)      $  95.67
         Highest contract charge 1.45% Class B (k)     $  95.10
         All contract charges                                --

EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 121.36
         Highest contract charge 1.45% Class B         $ 118.30
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 117.94
         Highest contract charge 1.45% Class B         $ 116.08
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 105.64
         Highest contract charge 1.45% Class B         $ 104.97
         All contract charges                                --

EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (e)      $ 151.41
         Highest contract charge 1.45% Class B (e)     $ 146.80
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (e)      $ 139.23
         Highest contract charge 1.45% Class B (e)     $ 136.30
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (e)      $ 117.75
         Highest contract charge 1.45% Class B (e)     $ 116.38
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (e)      $ 113.44
         Highest contract charge 1.45% Class B (e)     $ 113.20
         All contract charges                                --

EQ/International Growth
-----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (f)      $ 167.16
         Highest contract charge 1.45% Class B (f)     $ 162.94
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (f)      $ 144.57
         Highest contract charge 1.45% Class B (f)     $ 142.29
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)      $ 115.64
         Highest contract charge 1.45% Class B (f)     $ 114.91
         All contract charges                                --




                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/Franklin Income (Continued)
------------------------------
  2006             --                 --            --      4.56%
                   --                 --            --      4.26%
                  122           $ 12,767          2.55%        --

EQ/Franklin Small Cap Value
---------------------------
  2007             --                 --            --    (9.09)%
                   --                 --            --    (9.96)%
                   66           $  6,402          0.57%        --
  2006             --                 --            --      8.50%
                   --                 --            --      8.18%
                   11           $  1,216          0.58%        --

EQ/Franklin Templeton Founding Strategy
---------------------------------------
  2007             --                 --            --    (4.33)%
                   --                 --            --    (4.90)%
                  292           $ 27,827          2.48%        --

EQ/GAMCO Mergers and Acquisitions
---------------------------------
  2007             --                 --            --      2.90%
                   --                 --            --      1.91%
                  108           $ 12,892          0.81%        --
  2006             --                 --            --     11.65%
                   --                 --            --     10.58%
                   65           $  7,591          6.42%        --
  2005             --                 --            --      5.64%
                   --                 --            --      4.97%
                   23           $  2,512          4.96%        --

EQ/GAMCO Small Company Value
----------------------------
  2007             --                 --            --      8.75%
                   --                 --            --      7.70%
                  866           $127,593          0.52%        --
  2006             --                 --            --     18.24%
                   --                 --            --     17.12%
                  484           $ 66,227          1.54%        --
  2005             --                 --            --      3.80%
                   --                 --            --      2.81%
                  341           $ 39,738          0.98%        --
  2004             --                 --            --     13.51%
                   --                 --            --     13.31%
                   47           $  5,219          0.43%        --

EQ/International Growth
-----------------------
  2007             --                 --            --     15.63%
                   --                 --            --     14.51%
                  227           $ 37,401          0.70%        --
  2006             --                 --            --     25.01%
                   --                 --            --     23.82%
                   88           $ 12,581          1.19%        --
  2005             --                 --            --     15.64%
                   --                 --            --     14.91%
                   19           $  2,170          1.92%        --

                                     FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                           Years Ended December 31,
                                           ------------------------
                                                        Units
                                                      Fair Value
                                                     ------------
EQ/JPMorgan Core Bond
---------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 124.31
         Highest contract charge 1.45% Class B         $ 117.27
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 121.18
         Highest contract charge 1.45% Class B         $ 115.42
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 117.03
         Highest contract charge 1.45% Class B         $ 112.55
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 115.07
         Highest contract charge 1.45% Class B         $ 111.72
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $ 111.09
         Highest contract charge 1.45% Class B         $ 108.90
         All contract charges                                --

EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 132.31
         Highest contract charge 1.45% Class B         $ 121.64
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 134.61
         Highest contract charge 1.45% Class B         $ 124.95
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 112.39
         Highest contract charge 1.45% Class B         $ 105.33
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 108.69
         Highest contract charge 1.45% Class B         $ 102.84
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $  98.51
         Highest contract charge 1.45% Class B         $  94.11
         All contract charges                                --

EQ/Legg Mason Value Equity
--------------------------
         Unit Value 0.50% to 1.45%
  2007   Lowest contract charge 0.50% Class B (g)      $ 106.08
         Highest contract charge 1.45% Class B (g)     $ 103.83
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (g)      $ 113.34
         Highest contract charge 1.45% Class B (g)     $ 112.00
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (g)      $ 106.62
         Highest contract charge 1.45% Class B (g)     $ 106.38
         All contract charges                                --

EQ/Long Term Bond
-----------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (g)      $ 108.86
         Highest contract charge 1.45% Class B (g)     $ 106.12
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (g)      $ 101.88
         Highest contract charge 1.45% Class B (g)     $ 100.27
         All contract charges                                --




                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/JPMorgan Core Bond
---------------------
  2007              --                --            --      2.58%
                    --                --            --      1.60%
                 1,164          $138,131          4.62%        --
  2006              --                --            --      3.54%
                    --                --            --      2.56%
                 1,009          $117,710          4.54%        --
  2005              --                --            --      1.70%
                    --                --            --      0.74%
                   891          $101,135          3.93%        --
  2004              --                --            --      3.58%
                    --                --            --      2.59%
                   627          $ 70,510          4.57%        --
  2003              --                --            --      2.85%
                    --                --            --      1.87%
                   468          $ 51,312          3.72%        --

EQ/JPMorgan Value Opportunities
-------------------------------
  2007              --                --            --    (1.71)%
                    --                --            --    (2.65)%
                   431          $ 64,820          1.36%        --
  2006              --                --            --     19.78%
                    --                --            --     18.64%
                   445          $ 68,748          4.40%        --
  2005              --                --            --      3.40%
                    --                --            --      2.42%
                   466          $ 60,726          1.51%        --
  2004              --                --            --     10.33%
                    --                --            --      9.27%
                   497          $ 63,509          1.28%        --
  2003              --                --            --     26.18%
                    --                --            --     24.98%
                   530          $ 61,883          1.35%        --

EQ/Legg Mason Value Equity
--------------------------
  2007              --                --            --    (6.41)%
                    --                --            --    (7.29)%
                   201          $ 20,937            --         --
  2006              --                --            --      6.30%
                    --                --            --      5.29%
                   168          $ 18,866          0.05%        --
  2005              --                --            --      6.62%
                    --                --            --      6.38%
                    20          $  2,150          0.14%        --

EQ/Long Term Bond
-----------------
  2007              --                --            --      6.85%
                    --                --            --      5.83%
                   223          $ 23,944          4.43%        --
  2006              --                --            --      1.31%
                    --                --            --      0.35%
                   176          $ 17,749          4.74%        --

                                     FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                             Years Ended December 31,
                                             ------------------------
                                                        Units
                                                     Fair Value
                                                     ------------
EQ/Long Term Bond (Continued)
-----------------------------
  2005   Lowest contract charge 0.50% Class B (g)      $ 100.56
         Highest contract charge 1.45% Class B (g)     $  99.92
         All contract charges                                --

EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (g)      $ 127.98
         Highest contract charge 1.45% Class B (g)     $ 124.75
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (g)      $ 124.31
         Highest contract charge 1.45% Class B (g)     $ 122.34
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (g)      $ 106.59
         Highest contract charge 1.45% Class B (g)     $ 105.91
         All contract charges                                --

EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.50% to 1.45%*

  2007   Lowest contract charge 0.50% Class B (g)      $ 131.15
         Highest contract charge 1.45% Class B (g)     $ 127.84
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (g)      $ 119.10
         Highest contract charge 1.45% Class B (g)     $ 117.21
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (g)      $ 106.21
         Highest contract charge 1.45% Class B (g)     $ 105.54
         All contract charges                                --

EQ/Lord Abbett Mid Cap Value
----------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (g)      $ 125.51
         Highest contract charge 1.45% Class B (g)     $ 122.34
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (g)      $ 125.42
         Highest contract charge 1.45% Class B (g)     $ 123.44
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (g)      $ 112.11
         Highest contract charge 1.45% Class B (g)     $ 111.40
         All contract charges                                --

EQ/Marsico Focus
----------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 182.16
         Highest contract charge 1.45% Class B         $ 171.57
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 160.53
         Highest contract charge 1.45% Class B         $ 152.66
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 147.58
         Highest contract charge 1.45% Class B         $ 141.69
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 133.98
         Highest contract charge 1.45% Class B         $ 129.87
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $ 121.84
         Highest contract charge 1.45% Class B         $ 119.25
         All contract charges                                --




                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/Long Term Bond (Continued)
-----------------------------
  2005              --                --            --      0.56%
                    --                --            --    (0.08)%
                   105          $ 10,485          5.11%        --

EQ/Lord Abbett Growth and Income
--------------------------------
  2007              --                --            --      2.95%
                    --                --            --      1.97%
                   130          $ 16,386          1.18%        --
  2006              --                --            --     16.63%
                    --                --            --     15.51%
                    95          $ 11,695          1.50%        --
  2005              --                --            --      6.59%
                    --                --            --      5.91%
                    16          $  1,731          1.68%        --

EQ/Lord Abbett Large Cap Core
-----------------------------
  2007              --                --            --     10.12%
                    --                --            --      9.07%
                    54          $  7,108          0.82%        --
  2006              --                --            --     12.13%
                    --                --            --     11.06%
                    35          $  4,131          1.24%        --
  2005              --                --            --      6.21%
                    --                --            --      8.09%
                    18          $  1,877          0.93%        --

EQ/Lord Abbett Mid Cap Value
----------------------------
  2007              --                --            --      0.07%
                    --                --            --    (0.89)%
                   231          $ 28,442          0.59%        --
  2006              --                --            --     11.87%
                    --                --            --     10.80%
                   140          $ 17,357          1.16%        --
  2005              --                --            --     12.11%
                    --                --            --     11.40%
                    94          $ 10,450          1.72%        --

EQ/Marsico Focus
----------------
  2007              --                --            --     13.47%
                    --                --            --     12.39%
                 2,374          $411,149          0.18%        --
  2006              --                --            --      8.78%
                    --                --            --      7.74%
                 2,089          $321,846          0.74%        --
  2005              --                --            --     10.15%
                    --                --            --      9.10%
                 1,655          $236,310            --         --
  2004              --                --            --      9.96%
                    --                --            --      8.91%
                 1,280          $167,297            --         --
  2003              --                --            --     30.48%
                    --                --            --     29.24%
                 1,027          $122,876            --         --

                                     FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                          Years Ended December 31,
                                          ------------------------
                                                        Units
                                                     Fair Value
                                                     ------------
EQ/Money Market
---------------
         Unit Value 0.50% to 1.49%*
  2007   Lowest contract charge 0.50% Class A (j)      $ 105.25
         Highest contract charge 1.49% Class A         $  36.61
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class A (j)      $ 100.76
         Highest contract charge 1.49% Class A         $  35.33
         All contract charges                                --
  2005   Lowest contract charge 0.74% Class A          $  43.38
         Highest contract charge 1.49% Class A         $  34.19
         All contract charges                                --
  2004   Lowest contract charge 0.74% Class A          $  42.43
         Highest contract charge 1.49% Class A         $  33.69
         All contract charges                                --
  2003   Lowest contract charge 0.74% Class A          $  42.25
         Highest contract charge 1.49% Class A         $  33.81
         All contract charges                                --

EQ/Money Market
---------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B          $ 116.77
         Highest contract charge 1.30% Class B (j)     $ 103.97
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 112.08
         Highest contract charge 1.30% Class B (j)     $ 100.60
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 107.81
         Highest contract charge 1.20% Class B         $ 113.12
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 105.58
         Highest contract charge 1.20% Class B         $ 111.56
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $ 105.29
         Highest contract charge 1.20% Class B         $ 112.05
         All contract charges                                --

EQ/Montag & Caldwell Growth
---------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (e)      $ 141.99
         Highest contract charge 1.45% Class B (e)     $ 137.67
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (e)      $ 118.12
         Highest contract charge 1.45% Class B (e)     $ 115.63
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (e)      $ 109.97
         Highest contract charge 1.45% Class B (e)     $ 108.69
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (e)      $ 104.85
         Highest contract charge 1.45% Class B (e)     $ 104.63
         All contract charges                                --

EQ/Mutual Shares
----------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (h)      $ 108.61
         Highest contract charge 1.45% Class B (h)     $ 107.25
         All contract charges                                --




                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/Money Market
---------------
  2007              --                --            --      4.46%
                    --                --            --      3.62%
                 3,066          $147,228          4.79%        --
  2006              --                --            --      0.76%
                    --                --            --      3.35%
                 2,357          $111,741          4.59%        --
  2005              --                --            --      2.25%
                    --                --            --      1.48%
                 1,710          $ 61,840          2.80%        --
  2004              --                --            --      0.41%
                    --                --            --    (0.36)%
                 1,808          $ 79,290          0.97%        --
  2003              --                --            --      0.20%
                    --                --            --    (0.56)%
                 2,080          $105,282          0.71%        --

EQ/Money Market
---------------
  2007              --                --            --      4.18%
                    --                --            --      3.35%
                   368          $ 44,041          4.79%        --
  2006              --                --            --      3.96%
                    --                --            --      0.60%
                   293          $ 33,856          4.59%        --
  2005              --                --            --      2.11%
                    --                --            --      1.40%
                   229          $ 47,898          2.80%        --
  2004              --                --            --      0.27%
                    --                --            --    (0.43)%
                   253          $ 36,399          0.97%        --
  2003              --                --            --      0.07%
                    --                --            --    (0.64)%
                   316          $ 34,814          0.71%        --

EQ/Montag & Caldwell Growth
---------------------------
  2007              --                --            --     20.21%
                    --                --            --     19.06%
                   106          $ 14,637          0.46%        --
  2006              --                --            --      7.41%
                    --                --            --      6.39%
                    32          $  3,686          0.21%        --
  2005              --                --            --      4.88%
                    --                --            --      3.88%
                    26          $  2,846          0.44%        --
  2004              --                --            --      7.93%
                    --                --            --      7.74%
                     2          $    224          0.27%        --

EQ/Mutual Shares
----------------
  2007              --                --            --      1.15%
                    --                --            --      0.17%
                   337          $ 36,145            --         --

                                     FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                Years Ended December 31,
                                                ------------------------
                                                        Units
                                                     Fair Value
                                                     ------------
EQ/Mutual Shares (Continued)
----------------------------
  2006   Lowest contract charge 0.50% Class B (h)      $ 107.38
         Highest contract charge 1.45% Class B (h)     $ 107.07
         All contract charges                                --

EQ/Oppenheimer Global
---------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (h)      $ 116.99
         Highest contract charge 1.45% Class B (h)     $ 115.53
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (h)      $ 111.23
         Highest contract charge 1.45% Class B (h)     $ 110.91
         All contract charges                                --

EQ/Oppenheimer Main Street Opportunity
--------------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (l)      $  95.69
         Highest contract charge 1.45% Class B (l)     $  95.12
         All contract charges                                --

EQ/Oppenheimer Main Street Small Cap
------------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (h)      $ 108.77
         Highest contract charge 1.45% Class B (h)     $ 107.40
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (h)      $ 111.28
         Highest contract charge 1.45% Class B (h)     $ 110.95
         All contract charges                                --

EQ/PIMCO Real Return
--------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (f)      $ 110.69
         Highest contract charge 1.45% Class B (f)     $ 107.90
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (f)      $  99.80
         Highest contract charge 1.45% Class B (f)     $  98.22
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)      $  99.91
         Highest contract charge 1.45% Class B (f)     $  99.28
         All contract charges                                --

EQ/Short Duration Bond
----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (f)      $ 108.78
         Highest contract charge 1.45% Class B (f)     $ 106.04
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (f)      $ 103.81
         Highest contract charge 1.45% Class B (f)     $ 102.17
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)      $ 100.36
         Highest contract charge 1.45% Class B (f)     $  99.72
         All contract charges                                --

EQ/Small Company Index
----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 165.93
         Highest contract charge 1.45% Class B         $ 156.54
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 169.88
         Highest contract charge 1.45% Class B         $ 161.81
         All contract charges                                --




                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/Mutual Shares (Continued)
----------------------------
  2006              --                --            --      7.38%
                    --                --            --      7.07%
                    44          $  4,705          0.43%        --
EQ/Oppenheimer Global
---------------------
  2007              --                --            --      5.18%
                    --                --            --      4.17%
                   114          $ 13,151          0.37%        --
  2006              --                --            --     11.23%
                    --                --            --     10.91%
                    21          $  2,340          0.05%        --

EQ/Oppenheimer Main Street Opportunity
--------------------------------------
  2007              --                --            --    (4.31)%
                    --                --            --    (4.88)%
                    16          $  1,547          0.75%        --

EQ/Oppenheimer Main Street Small Cap
------------------------------------
  2007              --                --            --    (2.26)%
                    --                --            --    (3.20)%
                    74          $  7,887            --         --
  2006              --                --            --     11.28%
                    --                --            --     10.95%
                    13          $  1,493          1.28%        --

EQ/PIMCO Real Return
--------------------
  2007              --                --            --     10.91%
                    --                --            --      9.86%
                   448          $ 48,682          3.10%        --
  2006              --                --            --    (0.11)%
                    --                --            --    (1.06)%
                   303          $ 29,905          4.95%        --
  2005              --                --            --    (0.09)%
                    --                --            --    (0.72)%
                   149          $ 14,808          5.53%        --

EQ/Short Duration Bond
----------------------
  2007              --                --            --      4.79%
                    --                --            --      3.79%
                   111          $ 11,897          4.93%        --
  2006              --                --            --      3.44%
                    --                --            --      2.46%
                    72          $  7,341          4.64%     0.36%
  2005              --                --            --     (0.28)%
                    --                --            --         --
                    22          $  2,204          2.87%        --

EQ/Small Company Index
----------------------
  2007              --                --            --    (2.33)%
                    --                --            --    (3.26)%
                 1,028          $162,622          1.40%        --
  2006              --                --            --     17.12%
                    --                --            --     16.01%
                   903          $147,411          1.37%        --

                                     FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                              Years Ended  December 31,
                                              --------------------------
                                                        Units
                                                     Fair Value
                                                     ------------
EQ/Small Company Index (Continued)
----------------------------------
  2005   Lowest contract charge 0.50% Class B          $ 145.04
         Highest contract charge 1.45% Class B         $ 139.49
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 139.82
         Highest contract charge 1.45% Class B         $ 135.75
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $ 119.41
         Highest contract charge 1.45% Class B         $ 117.06
         All contract charges                                --

EQ/T. Rowe Price Growth Stock (n)
---------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (e)      $ 117.48
         Highest contract charge 1.45% Class B (e)     $ 113.91
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (e)      $ 110.11
         Highest contract charge 1.45% Class B (e)     $ 107.80
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (e)      $ 115.29
         Highest contract charge 1.45% Class B (e)     $ 113.95
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (e)      $ 111.43
         Highest contract charge 1.45% Class B (e)     $ 111.19
         All contract charges                                --

EQ/Templeton Growth
-------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (g)      $ 109.56
         Highest contract charge 1.45% Class B (g)     $ 108.19
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (g)      $ 107.86
         Highest contract charge 1.45% Class B (g)     $ 107.54
         All contract charges                                --

EQ/UBS Growth and Income
------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (e)      $ 135.71
         Highest contract charge 1.45% Class B (e)     $ 131.58
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (e)      $ 134.82
         Highest contract charge 1.45% Class B (e)     $ 131.98
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (e)      $ 118.70
         Highest contract charge 1.45% Class B (e)     $ 117.32
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (e)      $ 109.44
         Highest contract charge 1.45% Class B (e)     $ 109.21
         All contract charges                                --

EQ/Van Kampen Comstock
----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (f)      $ 117.33
         Highest contract charge 1.45% Class B (f)     $ 114.37
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (f)      $ 120.95
         Highest contract charge 1.45% Class B (f)     $ 119.04
         All contract charges                                --




                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/Small Company Index (Continued)
----------------------------------
  2005             --                 --            --      3.73%
                   --                 --            --      2.75%
                  723           $101,473          1.21%        --
  2004             --                 --            --     17.08%
                   --                 --            --     15.97%
                  597           $ 81,729          2.73%        --
  2003             --                 --            --     45.13%
                   --                 --            --     43.76%
                  344           $ 40,364          0.42%        --

EQ/T. Rowe Price Growth Stock (n)
---------------------------------
  2007             --                 --            --      6.69%
                   --                 --            --      5.67%
                  750           $ 86,072          0.14%        --
  2006             --                 --            --    (4.49)%
                   --                 --            --    (5.40)%
                   80           $  8,636            --         --
  2005             --                 --            --      3.47%
                   --                 --            --      2.48%
                   70           $  7,961            --         --
  2004             --                 --            --     12.32%
                   --                 --            --     12.12%
                    9           $    969            --         --

EQ/Templeton Growth
-------------------
  2007             --                 --            --      1.58%
                   --                 --            --      0.60%
                  276           $ 29,896          0.67%        --
  2006             --                 --            --      7.86%
                   --                 --            --      7.54%
                   45           $  4,856          0.45%        --

EQ/UBS Growth and Income
------------------------
  2007             --                 --            --      0.66%
                   --                 --            --    (0.30)%
                  204           $ 27,120          0.92%        --
  2006             --                 --            --     13.58%
                   --                 --            --     12.50%
                  148           $ 19,665          0.98%        --
  2005             --                 --            --      8.46%
                   --                 --            --      7.43%
                   67           $  7,918          1.35%        --
  2004             --                 --            --     11.67%
                   --                 --            --     11.48%
                    1           $    220          2.62%        --

EQ/Van Kampen Comstock
----------------------
  2007             --                 --            --    (2.99)%
                   --                 --            --    (3.92)%
                  199           $ 22,805          1.69%        --
  2006             --                 --            --     15.33%
                   --                 --            --     14.23%
                  152           $ 18,187          3.08%        --

                                     FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                            Years Ended December 31,
                                            ------------------------
                                                        Units
                                                     Fair Value
                                                     ------------
EQ/Van Kampen Comstock (Continued)
----------------------------------
  2005   Lowest contract charge 0.50% Class B (f)      $ 104.88
         Highest contract charge 1.45% Class B (f)     $ 104.21
         All contract charges                                --

EQ/Van Kampen Emerging Markets Equity
-------------------------------------
         Unit Value 0.50% to 2.75%*
  2007   Lowest contract charge 0.50% Class B          $ 343.25
         Highest contract charge 1.45% Class B         $ 372.58
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 242.92
         Highest contract charge 1.45% Class B         $ 266.22
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 178.13
         Highest contract charge 1.45% Class B         $ 197.09
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 134.82
         Highest contract charge 1.45% Class B         $ 150.61
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $ 109.56
         Highest contract charge 1.45% Class B         $ 123.57
         All contract charges                                --

EQ/Van Kampen Mid Cap Growth
----------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (f)      $ 164.77
         Highest contract charge 1.45% Class B (f)     $ 160.61
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (f)      $ 135.28
         Highest contract charge 1.45% Class B (f)     $ 133.14
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)      $ 124.44
         Highest contract charge 1.45% Class B (f)     $ 123.65
         All contract charges                                --

EQ/Van Kampen Real Estate (p)
-----------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (r)      $  83.23
         Highest contract charge 1.45% Class B (r)     $  82.82
         All contract charges                                --

MarketPLUS International Core
-----------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 145.80
         Highest contract charge 1.45% Class B         $ 188.80
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 127.17
         Highest contract charge 1.45% Class B         $ 166.28
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 107.18
         Highest contract charge 1.45% Class B         $ 141.49
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $  91.97
         Highest contract charge 1.45% Class B         $ 122.57
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $  81.36
         Highest contract charge 1.45% Class B         $ 109.47
         All contract charges                                --




                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units         Net Assets     Investment         Total
          Outstanding (000s)     (000s)     Income Ratio**     Return***
         -------------------- ------------ ---------------- --------------
EQ/Van Kampen Comstock (Continued)
----------------------------------
  2005              --                --            --      4.88%
                    --                --            --      4.21%
                    64          $  6,674          2.03%        --

EQ/Van Kampen Emerging Markets Equity
-------------------------------------
  2007              --                --            --      41.30%
                    --                --            --      39.95%
                 2,232          $634,802            --          --
  2006              --                --            --      36.37%
                    --                --            --      35.07%
                 2,029          $410,513          0.43%         --
  2005              --                --            --      32.12%
                    --                --            --      30.86%
                 1,693          $250,448          0.59%         --
  2004              --                --            --      23.06%
                    --                --            --      21.88%
                 1,293          $146,341          0.68%         --
  2003              --                --            --      55.14%
                    --                --            --      53.67%
                 1,107          $101,661          0.84%         --

EQ/Van Kampen Mid Cap Growth
----------------------------
  2007              --                --            --      21.80%
                    --                --            --      20.63%
                   286          $ 45,962          0.34%         --
  2006              --                --            --       8.71%
                    --                --            --       7.68%
                   116          $ 15,516          0.47%         --
  2005              --                --            --      24.44%
                    --                --            --      23.65%
                    39          $  4,864            --          --

EQ/Van Kampen Real Estate (p)
-----------------------------
  2007              --                --            --    (16.77)%
                    --                --            --    (17.18)%
                 1,582          $131,033          0.76%         --

MarketPLUS International Core
-----------------------------
  2007              --                --            --      14.65%
                    --                --            --      13.54%
                   748          $117,043          0.41%         --
  2006              --                --            --      18.65%
                    --                --            --      17.52%
                   714          $ 98,514          1.40%         --
  2005              --                --            --      16.54%
                    --                --            --      15.43%
                   588          $ 69,010          1.61%         --
  2004              --                --            --      13.04%
                    --                --            --      11.97%
                   436          $ 44,312          1.74%         --
  2003              --                --            --      31.97%
                    --                --            --      30.70%
                   230          $ 20,780          1.64%         --

                                     FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           Years Ended December 31,
                                                -----------------------------------------------------------------------------
                                                     Units            Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
MarketPLUS Large Cap Core
-------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B      $ 106.78              --                --            --      3.37%
         Highest contract charge 1.45% Class B     $ 104.71              --                --            --      2.37%
         All contract charges                            --             146          $ 15,557          1.23%        --
  2006   Lowest contract charge 0.50% Class B      $ 103.30              --                --            --     12.38%
         Highest contract charge 1.45% Class B     $ 102.29              --                --            --     11.31%
         All contract charges                            --             158          $ 16,368          0.83%        --
  2005   Lowest contract charge 0.50% Class B      $  91.93              --                --            --      6.65%
         Highest contract charge 1.45% Class B     $  91.89              --                --            --      5.64%
         All contract charges                            --             181          $ 16,799          0.49%        --
  2004   Lowest contract charge 0.50% Class B      $  86.19              --                --            --     10.84%
         Highest contract charge 1.45% Class B     $  86.99              --                --            --      9.78%
         All contract charges                            --             196          $ 17,208          0.55%        --
  2003   Lowest contract charge 0.50% Class B      $  77.76              --                --            --     21.44%
         Highest contract charge 1.45% Class B     $  79.23              --                --            --     20.27%
         All contract charges                            --             217          $ 17,350          0.70%        --

MarketPLUS Large Cap Growth
---------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B      $  69.45              --                --            --     15.04%
         Highest contract charge 1.45% Class B     $ 109.53              --                --            --     13.94%
         All contract charges                            --           1,998          $323,002          0.34%        --
  2006   Lowest contract charge 0.50% Class B      $  60.37              --                --            --      7.24%
         Highest contract charge 1.45% Class B     $  96.13              --                --            --      6.22%
         All contract charges                            --           2,215          $314,252            --         --
  2005   Lowest contract charge 0.50% Class B      $  56.29              --                --            --      8.48%
         Highest contract charge 1.45% Class B     $  90.50              --                --            --      7.45%
         All contract charges                            --           2,567          $342,058            --         --
  2004   Lowest contract charge 0.50% Class B      $  51.89              --                --            --     12.06%
         Highest contract charge 1.45% Class B     $  84.23              --                --            --     10.99%
         All contract charges                            --           2,943          $364,786            --         --
  2003   Lowest contract charge 0.50% Class B      $  46.31              --                --            --     28.66%
         Highest contract charge 1.45% Class B     $  75.89              --                --            --     27.44%
         All contract charges                            --           3,251          $364,052            --         --

MarketPLUS Mid Cap Value
------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B      $ 179.75              --                --            --    (2.09)%
         Highest contract charge 1.45% Class B     $ 133.36              --                --            --    (3.03)%
         All contract charges                            --           2,763          $458,308          1.01%        --
  2006   Lowest contract charge 0.50% Class B      $ 183.59              --                --            --     11.92%
         Highest contract charge 1.45% Class B     $ 137.53              --                --            --     10.86%
         All contract charges                            --           2,889          $493,560          0.31%        --
  2005   Lowest contract charge 0.50% Class B      $ 164.04              --                --            --     10.77%
         Highest contract charge 1.45% Class B     $ 124.06              --                --            --      9.71%
         All contract charges                            --           2,900          $446,196          4.74%        --
  2004   Lowest contract charge 0.50% Class B      $ 148.09              --                --            --     17.26%
         Highest contract charge 1.45% Class B     $ 113.08              --                --            --     16.14%
         All contract charges                            --           2,707          $379,449          2.57%        --
  2003   Lowest contract charge 0.50% Class B      $ 126.30              --                --            --     32.60%
         Highest contract charge 1.45% Class B     $  97.37              --                --            --     31.33%
         All contract charges                            --           2,510          $303,154          0.40%        --

                                     FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**   Return***
                                                     ------------ -------------------- ------------ ---------------- ----------
Multimanager Aggressive Equity
------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class A (j)      $ 116.93              --                 --           --      11.11%
         Highest contract charge 1.45% Class A         $  86.41              --                 --           --      10.03%
         All contract charges                                --           8,900         $  867,396         0.10%         --
  2006   Lowest contract charge 0.50% Class A (j)      $ 105.24              --                 --           --       5.24%
         Highest contract charge 1.45% Class A         $  78.53              --                 --           --       3.85%
         All contract charges                                --          10,463         $  923,899         0.17%         --
  2005   Lowest contract charge 0.90% Class A (c)      $ 103.39              --                 --           --       7.50%
         Highest contract charge 1.45% Class A         $  75.62              --                 --           --       6.90%
         All contract charges                                --          12,174         $1,031,638           --          --
  2004   Lowest contract charge 0.90% Class A (c)      $  96.18              --                 --           --      11.37%
         Highest contract charge 1.45% Class A         $  70.74              --                 --           --      10.75%
         All contract charges                                --          13,893         $1,098,403           --          --
  2003   Lowest contract charge 0.90% Class A (c)      $  86.37              --                 --           --      36.83%
         Highest contract charge 1.45% Class A         $  63.87              --                 --           --      35.87%
         All contract charges                                --          15,363         $1,094,790           --          --

Multimanager Aggressive Equity
------------------------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B          $  88.52              --                 --           --      10.83%
         Highest contract charge 1.30% Class B (j)     $ 115.50              --                 --           --       9.95%
         All contract charges                                --             159         $   13,842         0.10%         --
  2006   Lowest contract charge 0.50% Class B          $  79.87              --                 --           --       4.59%
         Highest contract charge 1.30% Class B (j)     $ 105.05              --                 --           --       5.05%
         All contract charges                                --             190         $   14,885         0.17%         --
  2005   Lowest contract charge 0.50% Class B          $  76.37              --                 --           --       7.67%
         Highest contract charge 1.20% Class B         $  75.63              --                 --           --       6.91%
         All contract charges                                --             203         $   15,262           --          --
  2004   Lowest contract charge 0.50% Class B          $  70.93              --                 --           --      11.54%
         Highest contract charge 1.20% Class B         $  70.75              --                 --           --      10.75%
         All contract charges                                --             205         $   14,345           --          --
  2003   Lowest contract charge 0.50% Class B          $  63.60              --                 --           --      36.83%
         Highest contract charge 1.20% Class B         $  63.88              --                 --           --      35.88%
         All contract charges                                --             187         $   11,762           --          --

Multimanager Core Bond
----------------------
         Unit Value 1.25%*
  2007   1.25% Class A (s)                             $ 106.02              --                 --         4.09%      6.02%

Multimanager Core Bond
----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 126.94              --                 --           --       5.73%
         Highest contract charge 1.45% Class B         $ 119.83              --                 --           --       4.71%
         All contract charges                                --             594         $   72,099         4.09%         --
  2006   Lowest contract charge 0.50% Class B          $ 120.06              --                 --           --       3.25%
         Highest contract charge 1.45% Class B         $ 114.44              --                 --           --       2.27%
         All contract charges                                --             591         $   68,372         4.11%         --
  2005   Lowest contract charge 0.50% Class B          $ 116.28              --                 --           --       1.24%
         Highest contract charge 1.45% Class B         $ 111.90              --                 --           --       0.28%
         All contract charges                                --             605         $   68,268         3.47%         --
  2004   Lowest contract charge 0.50% Class B          $ 114.85              --                 --           --       3.37%
         Highest contract charge 1.45% Class B         $ 111.59              --                 --           --       2.38%
         All contract charges                                --             575         $   64,676         3.24%         --
  2003   Lowest contract charge 0.50% Class B          $ 111.11              --                 --           --       3.22%
         Highest contract charge 1.45% Class B         $ 109.00              --                 --           --       2.24%
         All contract charges                                --             504         $   55,167         3.30%         --

                                     FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**   Return***
                                                     ------------ -------------------- ------------ ---------------- ----------
Multimanager Health Care
------------------------
         Unit Value 1.25%*
  2007   1.25% Class A (s)                             $ 101.64             --           $     31            --      1.64%

Multimanager Health Care
------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 136.76             --                 --            --      8.42%
         Highest contract charge 1.45% Class B         $ 129.11             --                 --            --      7.38%
         All contract charges                                --            396           $ 51,597            --         --
  2006   Lowest contract charge 0.50% Class B          $ 126.14             --                 --            --      4.61%
         Highest contract charge 1.45% Class B         $ 120.24             --                 --            --      3.61%
         All contract charges                                --            387           $ 47,061          1.05%        --
  2005   Lowest contract charge 0.50% Class B          $ 120.59             --                 --            --      6.43%
         Highest contract charge 1.45% Class B         $ 116.05             --                 --            --      5.41%
         All contract charges                                --            361           $ 42,208          2.61%        --
  2004   Lowest contract charge 0.50% Class B          $ 113.31             --                 --            --     11.57%
         Highest contract charge 1.45% Class B         $ 110.09             --                 --            --     10.50%
         All contract charges                                --            318           $ 35,180          3.73%        --
  2003   Lowest contract charge 0.50% Class B          $ 101.56             --                 --            --     27.49%
         Highest contract charge 1.45% Class B         $  99.63             --                 --            --     26.13%
         All contract charges                                --            234           $ 23,369          1.20%        --

Multimanager High Yield
-----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class A (j)      $ 105.59             --                 --            --      2.88%
         Highest contract charge 1.45% Class A         $ 106.88             --                 --            --      1.90%
         All contract charges                                --            749           $136,313          7.58%        --
  2006   Lowest contract charge 0.50% Class A (j)      $ 102.63             --                 --            --      2.63%
         Highest contract charge 1.45% Class A         $ 104.89             --                 --            --      8.61%
         All contract charges                                --            767           $137,007          7.11%        --
  2005   Lowest contract charge 0.90% Class A (c)      $ 144.66             --                 --            --      2.39%
         Highest contract charge 1.45% Class A         $  96.58             --                 --            --      1.82%
         All contract charges                                --            799           $131,305          7.88%        --
  2004   Lowest contract charge 0.90% Class A (c)      $ 141.28             --                 --            --      7.96%
         Highest contract charge 1.45% Class A         $  94.85             --                 --            --      7.36%
         All contract charges                                --            827           $133,524          6.69%        --
  2003   Lowest contract charge 0.90% Class A (c)      $ 130.87             --                 --            --     21.77%
         Highest contract charge 1.45% Class A         $  88.34             --                 --            --     21.09%
         All contract charges                                --            837           $125,598          5.83%        --

Multimanager High Yield
-----------------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B          $ 138.16             --                 --            --      2.62%
         Highest contract charge 1.30% Class B (j)     $ 104.30             --                 --            --      1.81%
         All contract charges                                --            384           $ 44,436          7.58%        --
  2006   Lowest contract charge 0.50% Class B          $ 134.63             --                 --            --      9.38%
         Highest contract charge 1.30% Class B (j)     $ 102.45             --                 --            --      2.45%
         All contract charges                                --            379           $ 42,859          7.11%        --
  2005   Lowest contract charge 0.50% Class B          $ 123.08             --                 --            --      2.54%
         Highest contract charge 1.20% Class B         $  96.58             --                 --            --      1.83%
         All contract charges                                --            379           $ 39,438          7.88%        --
  2004   Lowest contract charge 0.50% Class B          $ 120.03             --                 --            --      8.13%
         Highest contract charge 1.20% Class B         $  94.85             --                 --            --      7.37%
         All contract charges                                --            319           $ 32,690          6.69%        --
  2003   Lowest contract charge 0.50% Class B          $ 111.01             --                 --            --     21.94%
         Highest contract charge 1.20% Class B         $  88.34             --                 --            --     21.08%
         All contract charges                                --            243           $ 23,248          5.83%        --

                                     FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                                           Years Ended December 31,

                                                 -----------------------------------------------------------------------------
                                                     Units            Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
Multimanager International Equity
---------------------------------
         Unit Value 1.25%*
  2007   1.25% Class A (s)                         $ 100.71             --           $      7          0.72%     0.71%

Multimanager International Equity
---------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B      $ 197.82             --                 --            --      11.87%
         Highest contract charge 1.45% Class B     $ 186.75             --                 --            --      10.79%
         All contract charges                            --            644           $121,692          0.72%         --
  2006   Lowest contract charge 0.50% Class B      $ 176.83             --                 --            --      24.69%
         Highest contract charge 1.45% Class B     $ 168.56             --                 --            --      23.50%
         All contract charges                            --            615           $104,906          2.18%         --
  2005   Lowest contract charge 0.50% Class B      $ 141.82             --                 --            --      14.87%
         Highest contract charge 1.45% Class B     $ 136.48             --                 --            --      13.77%
         All contract charges                            --            472           $ 65,031          4.04%         --
  2004   Lowest contract charge 0.50% Class B      $ 123.46             --                 --            --      17.32%
         Highest contract charge 1.45% Class B     $ 119.96             --                 --            --      16.20%
         All contract charges                            --            402           $ 48,558          2.20%         --
  2003   Lowest contract charge 0.50% Class B      $ 105.24             --                 --            --      33.65%
         Highest contract charge 1.45% Class B     $ 103.24             --                 --            --      32.39%
         All contract charges                            --            225           $ 23,340          0.68%         --

Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 1.25%*
  2007   1.25% Class A (s)                         $  95.23             --                 --          0.43%    (4.77)%

Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B      $ 134.47             --                 --            --       4.48%
         Highest contract charge 1.45% Class B     $ 126.94             --                 --            --       3.47%
         All contract charges                            --            173           $ 22,281          0.43%         --
  2006   Lowest contract charge 0.50% Class B      $ 128.70             --                 --            --      13.01%
         Highest contract charge 1.45% Class B     $ 122.68             --                 --            --      11.94%
         All contract charges                            --            162           $ 20,110          0.60%         --
  2005   Lowest contract charge 0.50% Class B      $ 113.89             --                 --            --       6.20%
         Highest contract charge 1.45% Class B     $ 109.60             --                 --            --       5.18%
         All contract charges                            --            175           $ 19,342          0.80%         --
  2004   Lowest contract charge 0.50% Class B      $ 107.24             --                 --            --       9.13%
         Highest contract charge 1.45% Class B     $ 104.20             --                 --            --       8.08%
         All contract charges                            --            178           $ 18,705          2.30%         --
  2003   Lowest contract charge 0.50% Class B      $  98.27             --                 --            --      27.49%
         Highest contract charge 1.45% Class B     $  96.40             --                 --            --      26.28%
         All contract charges                            --            168           $ 16,352          0.16%         --

Multimanager Large Cap Growth
-----------------------------
         Unit Value 1.25%*
  2007   1.25% Class A (s)                         $ 102.03             --                 --            --       2.03%

Multimanager Large Cap Growth
-----------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B      $ 111.34             --                 --            --      10.69%
         Highest contract charge 1.45% Class B     $ 105.11             --                 --            --       9.63%
         All contract charges                            --            386           $ 41,221            --          --
  2006   Lowest contract charge 0.50% Class B      $ 100.59             --                 --            --     (0.39)%
         Highest contract charge 1.45% Class B     $  95.88             --                 --            --     (1.34)%
         All contract charges                            --            383           $ 37,071            --          --
  2005   Lowest contract charge 0.50% Class B      $ 100.98             --                 --            --       6.95%
         Highest contract charge 1.45% Class B     $  97.18             --                 --            --       5.94%
         All contract charges                            --            388           $ 38,002            --          --

                                     FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Units            Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
Multimanager Large Cap Growth (Continued)
-----------------------------------------
  2004   Lowest contract charge 0.50% Class B     $  94.42              --                 --            --      6.13%
         Highest contract charge 1.45% Class B    $  91.74              --                 --            --      5.12%
         All contract charges                           --             379            $35,019            --         --
  2003   Lowest contract charge 0.50% Class B     $  88.96              --                 --            --     29.97%
         Highest contract charge 1.45% Class B    $  87.27              --                 --            --     28.74%
         All contract charges                           --             320            $28,129            --         --

Multimanager Large Cap Value
----------------------------
         Unit Value 1.25%*
  2007   1.25% Class A (s)                        $  94.15               1            $    55          1.12%   (5.85)%

Multimanager Large Cap Value
----------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B     $ 154.53              --                 --            --      3.12%
         Highest contract charge 1.45% Class B    $ 145.88              --                 --            --      2.13%
         All contract charges                           --             501             73,897          1.12%        --
  2006   Lowest contract charge 0.50% Class B     $ 149.85              --                 --            --     18.73%
         Highest contract charge 1.45% Class B    $ 142.84              --                 --            --     17.60%
         All contract charges                           --             457            $65,936          2.93%        --
  2005   Lowest contract charge 0.50% Class B     $ 126.22              --                 --            --      6.56%
         Highest contract charge 1.45% Class B    $ 121.47              --                 --            --      5.55%
         All contract charges                           --             371            $45,368          3.03%        --
  2004   Lowest contract charge 0.50% Class B     $ 118.45              --                 --            --     13.85%
         Highest contract charge 1.45% Class B    $ 115.08              --                 --            --     12.77%
         All contract charges                           --             295            $34,179          5.97%        --
  2003   Lowest contract charge 0.50% Class B     $ 104.03              --                 --            --     30.43%
         Highest contract charge 1.45% Class B    $ 102.05              --                 --            --     29.18%
         All contract charges                           --             235            $24,068          2.33%        --

Multimanager Mid Cap Growth
---------------------------
         Unit Value 1.25%*
  2007   1.25% Class A (s)                        $  98.14              --                 --            --    (1.86)%

Multimanager Mid Cap Growth
---------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B     $ 127.03              --                 --            --      11.34%
         Highest contract charge 1.45% Class B    $ 119.92              --                 --            --      10.27%
         All contract charges                           --             730            $88,998            --          --
  2006   Lowest contract charge 0.50% Class B     $ 114.09              --                 --            --       9.07%
         Highest contract charge 1.45% Class B    $ 108.75              --                 --            --       8.03%
         All contract charges                           --             753            $82,924          0.51%         --
  2005   Lowest contract charge 0.50% Class B     $ 104.60              --                 --            --       7.85%
         Highest contract charge 1.45% Class B    $ 100.66              --                 --            --       6.81%
         All contract charges                           --             768            $78,075          1.61%         --
  2004   Lowest contract charge 0.50% Class B     $  96.99              --                 --            --      11.17%
         Highest contract charge 1.45% Class B    $  94.24              --                 --            --      10.11%
         All contract charges                           --             753            $71,596          1.57%         --
  2003   Lowest contract charge 0.50% Class B     $  87.24              --                 --            --      39.52%
         Highest contract charge 1.45% Class B    $  85.59              --                 --            --      38.20%
         All contract charges                           --             592            $50,875          1.63%         --

Multimanager Mid Cap Value
--------------------------
         Unit Value 1.25%*
  2007   1.25% Class A (s)                        $  88.13              --                 --            --    (11.87)%

Multimanager Mid Cap Value
--------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B     $ 144.72              --                 --            --    ( 0.41)%
         Highest contract charge 1.45% Class B    $ 136.63              --                 --            --    ( 1.36)%
         All contract charges                           --             514            $71,135            --          --

                                     FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                              Years Ended December 31,
                                              ------------------------
                                                        Units
                                                     Fair Value
                                                     ------------
Multimanager Mid Cap Value (Continued)
--------------------------------------
  2006   Lowest contract charge 0.50% Class B          $ 145.32
         Highest contract charge 1.45% Class B         $ 138.52
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 127.30
         Highest contract charge 1.45% Class B         $ 122.51
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 119.18
         Highest contract charge 1.45% Class B         $ 115.80
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $ 103.99
         Highest contract charge 1.45% Class B         $ 102.01
         All contract charges                                --

Multimanager Small Cap Growth (o)
---------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (e)      $ 138.89
         Highest contract charge 1.45% Class B (e)     $ 134.67
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (e)      $ 134.64
         Highest contract charge 1.45% Class B (e)     $ 131.81
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (e)      $ 122.78
         Highest contract charge 1.45% Class B (e)     $ 121.35
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (e)      $ 114.80
         Highest contract charge 1.45% Class B (e)     $ 114.56
         All contract charges                                --

Multimanager Small Cap Value
----------------------------
         Unit Value 1.25%*
  2007   1.25% Class A (s)                             $  84.78

Multimanager Small Cap Value
----------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 187.01
         Highest contract charge 1.45% Class B         $ 143.86
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 208.48
         Highest contract charge 1.45% Class B         $ 161.93
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 180.45
         Highest contract charge 1.45% Class B         $ 141.51
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 173.24
         Highest contract charge 1.45% Class B         $ 137.16
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $ 148.68
         Highest contract charge 1.45% Class B         $ 118.84
         All contract charges                                --

Multimanager Technology (d)
---------------------------
         Unit Value 1.25%*
  2007   1.25% Class A                                 $ 103.56

Multimanager Technology (d)
---------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 130.12
         Highest contract charge 1.45% Class B         $ 122.84
         All contract charges                                --




                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units         Net Assets     Investment         Total
          Outstanding (000s)     (000s)     Income Ratio**     Return***
         -------------------- ------------ ---------------- --------------
Multimanager Mid Cap Value (Continued)
--------------------------------------
  2006              --                --            --      14.16%
                    --                --            --      13.07%
                   539          $ 75,665          1.69%         --
  2005              --                --            --       6.81%
                    --                --            --       5.79%
                   544          $ 67,218          6.80%         --
  2004              --                --            --      14.61%
                    --                --            --      13.52%
                   588          $ 68,546          3.78%         --
  2003              --                --            --      39.90%
                    --                --            --      38.56%
                   456          $ 46,680          0.35%         --

Multimanager Small Cap Growth (o)
---------------------------------
  2007              --                --            --       3.16%
                    --                --            --       2.17%
                   439          $ 59,581            --          --
  2006              --                --            --       9.66%
                    --                --            --       8.61%
                   297          $ 39,279          1.47%         --
  2005              --                --            --       6.95%
                    --                --            --       5.93%
                   121          $ 14,674          3.15%         --
  2004              --                --            --      14.09%
                    --                --            --      13.88%
                     4          $    471            --          --

Multimanager Small Cap Value
----------------------------
  2007              --                --          0.31%   (15.22)%

Multimanager Small Cap Value
----------------------------
  2007              --                --            --    (10.30)%
                    --                --            --    (11.16)%
                   957          $174,548          0.31%         --
  2006              --                --            --      15.53%
                    --                --            --      14.43%
                 1,040          $213,071          5.68%         --
  2005              --                --            --       4.16%
                    --                --            --       3.17%
                   973          $173,753          4.61%         --
  2004              --                --            --      16.52%
                    --                --            --      15.41%
                   834          $144,080          6.46%         --
  2003              --                --            --      36.69%
                    --                --            --      35.39%
                   563          $ 84,203          1.12%         --

Multimanager Technology (d)
---------------------------
  2007               1          $     82            --       3.56%

Multimanager Technology (d)
---------------------------
  2007              --                --            --      17.63%
                    --                --            --      16.50%
                 1,044          $129,627            --          --

                                     FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**   Return***
                                                     ------------ -------------------- ------------ ---------------- ----------
Multimanager Technology (d) (Continued)
---------------------------------------
  2006   Lowest contract charge 0.50% Class B          $ 110.62              --                --            --      6.76%
         Highest contract charge 1.45% Class B         $ 105.44              --                --            --      5.74%
         All contract charges                                --           1,063          $113,046            --         --
  2005   Lowest contract charge 0.50% Class B          $ 103.61              --                --            --     10.71%
         Highest contract charge 1.45% Class B         $  99.71              --                --            --      9.66%
         All contract charges                                --           1,135          $113,949            --         --
  2004   Lowest contract charge 0.50% Class B          $  93.59              --                --            --      4.46%
         Highest contract charge 1.45% Class B         $  90.93              --                --            --      3.47%
         All contract charges                                --           1,266          $115,943          1.03%        --
  2003   Lowest contract charge 0.50% Class B          $  89.59              --                --            --     56.84%
         Highest contract charge 1.45% Class B         $  87.89              --                --            --     55.36%
         All contract charges                                --             268          $ 23,642          4.48%        --

Target 2015 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (h)      $ 115.88              --                --            --      6.70%
         Highest contract charge 1.45% Class B (h)     $ 114.43              --                --            --      5.68%
         All contract charges                                --              67          $  7,845          5.13%        --
  2006   Lowest contract charge 0.50% Class B (h)      $ 108.60              --                --            --      8.60%
         Highest contract charge 1.45% Class B (h)     $ 108.28              --                --            --      8.28%
         All contract charges                                --              11          $  1,222         10.42%        --

Target 2025 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (h)      $ 117.04              --                --            --      6.83%
         Highest contract charge 1.45% Class B (h)     $ 115.57              --                --            --      5.80%
         All contract charges                                --              80          $  9,227          4.20%        --
  2006   Lowest contract charge 0.50% Class B (h)      $ 109.56              --                --            --      9.56%
         Highest contract charge 1.45% Class B (h)     $ 109.23              --                --            --      9.23%
         All contract charges                                --               9          $  1,035          8.37%        --

Target 2035 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (h)      $ 118.01              --                --            --      6.84%
         Highest contract charge 1.45% Class B (h)     $ 116.54              --                --            --      5.83%
         All contract charges                                --              40          $  4,736          4.13%        --
  2006   Lowest contract charge 0.50% Class B (h)      $ 110.45              --                --            --     10.45%
         Highest contract charge 1.45% Class B (h)     $ 110.12              --                --            --     10.12%
         All contract charges                                --               5          $    531          6.64%        --

Target 2045 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (h)      $ 119.32              --                --            --      7.26%
         Highest contract charge 1.45% Class B (h)     $ 117.82              --                --            --      6.23%
         All contract charges                                --              29          $  3,403          3.33%        --
  2006   Lowest contract charge 0.50% Class B (h)      $ 111.24              --                --            --     11.24%
         Highest contract charge 1.45% Class B (h)     $ 110.91              --                --            --     10.91%
         All contract charges                                --               3          $    380          7.39%        --

----------

(a) A substitution of EQ/AllianceBernstein International Index for EQ/International Equity occurred on May 2, 2003.

(b) Units were made available on October 20, 2003.

(c) Units were made available on June 20, 2003.

(d) A substitution of Multimanager Technology for EQ/Technology occurred on May 14, 2004.

(e) Units were made available for sale on October 25, 2004.

(f) Units were made available on May 9, 2005.

(g) Units were made available on October 17, 2005.

(h) Units were made available for sale on September 18, 2006.


                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Concluded)

December 31, 2007

7. Accumulation Unit Values (Continued)

(i) A substitution of EQ/AXA Rosenberg Long /Short Equity for Laudus Rosenberg VIT Long/Short Equity occurred on November 17, 2006.

(j) Units were made available on November 6, 2006.

(k) Units were made available for sale on May 29, 2007.

(l) Units were made available for sale on May 18, 2007.

(m) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.

(n) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.

(o) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.

(p) A substitution of EQ/Van Kampen Real Estate was made for U.S. Real Estate on August 17, 2007.

(q) A substitution of EQ/AllianceBernstein Value was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.

(r) Units were made available for sale on August 17, 2007.

(s) Units were made available for sale on July 15, 2007.

* Expenses as percentage of average net assets (0.50%, 0.70%, 0.74%, 0.90%, 0.95%, 1.20%, 1.30%, 1.34%, 1.35%, 1.40% and 1.45% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                    FSA-101

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits and the reports of other auditors, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries (the "Company") at December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the financial statements of AllianceBernstein L.P. and AllianceBernstein Holding L.P., subsidiaries of the Company, for the year ended December 31, 2005, whose statements reflect total revenues of thirty-six percent of the related consolidated total for the year ended December 31, 2005. Those statements were audited by other auditors whose reports thereon have been furnished to us, and our opinion expressed herein, insofar as it relates to the amounts included for AllianceBernstein L.P. and AllianceBernstein Holding L.P., is based solely on the reports of the other auditors. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, the Company changed its method of accounting for uncertainty in income taxes on January 1, 2007, share-based compensation on January 1, 2006 and for defined benefit pension and other postretirement plans on December 31, 2006.



PricewaterhouseCoopers LLP
New York, New York
March 12, 2008

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




The General Partner and Unitholders
AllianceBernstein L.P.:


We have audited the accompanying consolidated statements of income, changes in partners' capital and comprehensive income and cash flows for the year ended December 31, 2005 of AllianceBernstein L.P. and subsidiaries ("AllianceBernstein"), formerly Alliance Capital Management L.P. These consolidated financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of AllianceBernstein for the year ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP
New York, New York
February 24, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The General Partner and Unitholders
AllianceBernstein Holding L.P.:


We have audited the accompanying statements of income, changes in partners' capital and comprehensive income and cash flows for the year ended December 31, 2005 of AllianceBernstein Holding L.P. ("AllianceBernstein Holding"), formerly Alliance Capital Management Holding L.P. These financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of AllianceBernstein Holding for the year ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.




/s/ KPMG LLP
New York, New York
February 24, 2006

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006

                                                                                  2007            2006
                                                                              ------------    ------------
                                                                                     (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at estimated fair value ...........   $   27,159.5    $   29,031.1
   Mortgage loans on real estate ..........................................        3,730.6         3,240.7
   Equity real estate, held for the production of income ..................          381.7           396.9
   Policy loans ...........................................................        3,938.8         3,898.1
   Other equity investments ...............................................        1,820.3         1,562.1
   Trading securities .....................................................          573.3           465.1
   Other invested assets ..................................................        1,000.9           891.6
                                                                              ------------    ------------
     Total investments ....................................................       38,605.1        39,485.6
Cash and cash equivalents .................................................        1,173.2         1,122.2
Cash and securities segregated, at estimated fair value ...................        2,370.0         2,009.8
Broker-dealer related receivables .........................................        1,623.5         3,481.0
Deferred policy acquisition costs .........................................        9,019.3         8,316.5
Goodwill and other intangible assets, net .................................        3,724.6         3,738.6
Amounts due from reinsurers ...............................................        2,890.6         2,689.3
Loans to affiliates .......................................................          638.3           400.0
Other assets ..............................................................        3,341.8         3,241.5
Separate Accounts' assets .................................................       96,539.6        84,801.6
                                                                              ------------    ------------

TOTAL ASSETS ..............................................................   $  159,926.0    $  149,286.1
                                                                              ============    ============

LIABILITIES
Policyholders' account balances ...........................................   $   25,168.2    $   26,439.0
Future policy benefits and other policyholders liabilities ................       14,304.7        14,085.4
Broker-dealer related payables ............................................          595.1           950.3
Customers related payables ................................................        2,722.2         3,980.7
Amounts due to reinsurers .................................................        1,119.5         1,070.8
Short-term and long-term debt .............................................          982.0           783.0
Loans from affiliates .....................................................          325.0           325.0
Income taxes payable ......................................................        3,398.9         2,971.8
Other liabilities .........................................................        1,963.2         1,818.2
Separate Accounts' liabilities ............................................       96,539.6        84,801.6
Minority interest in equity of consolidated subsidiaries ..................        2,478.9         2,289.9
Minority interest subject to redemption rights ............................          142.7           288.0
                                                                              ------------    ------------
     Total liabilities ....................................................      149,740.0       139,803.7
                                                                              ------------    ------------

Commitments and contingent liabilities (Notes 2, 5, 9, 18 and 19)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
   issued and outstanding .................................................            2.5             2.5
Capital in excess of par value ............................................        5,265.4         5,139.6
Retained earnings .........................................................        5,186.0         4,507.6
Accumulated other comprehensive loss ......................................         (267.9)         (167.3)
                                                                              ------------    ------------
     Total shareholder's equity ...........................................       10,186.0         9,482.4
                                                                              ------------    ------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY ................................   $  159,926.0    $  149,286.1
                                                                              ============    ============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                                             2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

REVENUES
Universal life and investment-type product
  policy fee income ..................................................   $     2,741.7    $     2,252.7    $     1,889.3
Premiums .............................................................           804.9            817.8            881.7
Net investment income ................................................         2,695.0          2,389.2          2,481.8
Investment (losses) gains, net .......................................            (7.2)            46.9             55.4
Commissions, fees and other income ...................................         5,174.0          4,373.0          3,626.2
                                                                         --------------   --------------   --------------
      Total revenues .................................................        11,408.4          9,879.6          8,934.4
                                                                         --------------   --------------   --------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits ..............................................         1,998.5          1,960.5          1,859.8
Interest credited to policyholders' account balances .................         1,065.2          1,082.5          1,065.5
Compensation and benefits ............................................         2,453.2          2,090.4          1,802.9
Commissions ..........................................................         1,744.2          1,394.4          1,128.7
Distribution plan payments ...........................................           335.1            292.9            292.0
Amortization of deferred sales commissions ...........................            95.5            100.4            132.0
Interest expense .....................................................            72.0             70.4             76.3
Amortization of deferred policy acquisition costs ....................         1,099.2            689.3            601.3
Capitalization of deferred policy acquisition costs ..................        (1,719.3)        (1,363.4)        (1,199.4)
Rent expense .........................................................           224.3            204.1            165.2
Amortization of other intangible assets ..............................            23.2             23.6             23.5
Other operating costs and expenses ...................................         1,334.5          1,262.6            952.4
                                                                         --------------   --------------   --------------
      Total benefits and other deductions ............................         8,725.6          7,807.7          6,900.2
                                                                         --------------   --------------   --------------

Earnings from continuing operations before
  income taxes and minority interest .................................         2,682.8          2,071.9          2,034.2
Income taxes .........................................................          (759.8)          (424.5)          (515.8)
Minority interest in net income of consolidated subsidiaries.. .......          (686.3)          (599.9)          (466.9)
                                                                         --------------   --------------   --------------

Earnings from continuing operations ..................................         1,236.7          1,047.5          1,051.5
(Losses) earnings from discontinued operations,
   net of income taxes ...............................................            (5.9)            31.2             22.3
Gains (losses) on disposal of discontinued operations,
   net of income taxes ...............................................             2.8             (1.9)              --
                                                                         --------------   --------------   --------------
Net Earnings .........................................................   $     1,233.6    $     1,076.8    $     1,073.8
                                                                         ==============   ==============   ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                                                  2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)
SHAREHOLDER'S EQUITY
Common stock, at par value, beginning and end of year ................   $         2.5    $         2.5    $         2.5
                                                                         --------------   --------------   --------------

Capital in excess of par value, beginning of year ....................         5,139.6          4,976.3          4,890.9
Changes in capital in excess of par value ............................           125.8            163.3             85.4
                                                                         --------------   --------------   --------------
Capital in excess of par value, end of year ..........................         5,265.4          5,139.6          4,976.3
                                                                         --------------   --------------   --------------

Retained earnings, beginning of year .................................         4,507.6          4,030.8          3,457.0
Cumulative effect adjustment to adopt FIN 48 .........................            44.8               --               --
                                                                         --------------   --------------   --------------
Retained earnings, beginning of year as adjusted .....................         4,552.4          4,030.8          3,457.0
Net earnings .........................................................         1,233.6          1,076.8          1,073.8
Dividends on common stock ............................................          (600.0)          (600.0)          (500.0)
                                                                         --------------   --------------   --------------
Retained earnings, end of year .......................................         5,186.0          4,507.6          4,030.8
                                                                         --------------   --------------   --------------

Accumulated other comprehensive (loss) income,
   beginning of year .................................................          (167.3)           432.3            874.1
Other comprehensive loss .............................................          (100.6)          (150.1)          (441.8)
Adjustment to initially apply SFAS No.158, net of income taxes .......              --           (449.5)              --
                                                                         --------------   --------------   --------------
Accumulated other comprehensive (loss) income, end of year ...........          (267.9)          (167.3)           432.3
                                                                         --------------   --------------   --------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR ..............................   $    10,186.0    $     9,482.4    $     9,441.9
                                                                         ==============   ==============   ==============


                                                                                  2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

COMPREHENSIVE INCOME
Net earnings .........................................................   $     1,233.6    $     1,076.8    $     1,073.8
                                                                         --------------   --------------   --------------

Change in unrealized losses, net of
   reclassification adjustment .......................................          (178.6)          (150.1)          (441.8)
Defined benefit plans:
   Net gain arising during year ......................................            38.8               --               --
   Prior service cost arising during year ............................             1.7               --               --
   Less: reclassification adjustment for:
     Amortization of net losses included in net periodic cost ........            41.2               --               --
     Amortization of net prior service credit
       included in net periodic cost .................................            (3.6)              --               --
     Amortization of net transition asset ............................             (.1)              --               --
                                                                         --------------   --------------   --------------
     Other comprehensive income - defined benefit plans ..............            78.0               --               --
                                                                         --------------   --------------   --------------

Other comprehensive loss .............................................          (100.6)          (150.1)          (441.8)
                                                                         --------------   --------------   --------------

Comprehensive Income .................................................   $     1,133.0    $       926.7    $       632.0
                                                                         ==============   ==============   ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2007, 2005 AND 2005


                                                                             2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

Net earnings .........................................................   $     1,233.6    $     1,076.8    $     1,073.8
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances ...............         1,065.2          1,082.5          1,065.5
  Universal life and investment-type product
     policy fee income ...............................................        (2,741.7)        (2,252.7)        (1,889.3)
  Net change in broker-dealer and customer related
     receivables/payables ............................................            98.5            117.2           (347.4)
  Investment losses (gains), net .....................................             7.2            (46.9)           (55.4)
  Change in deferred policy acquisition costs ........................          (620.1)          (674.1)          (598.1)
  Change in future policy benefits ...................................            95.4             52.7             64.4
  Change in income taxes payable .....................................           532.9            425.9            340.5
  Change in accounts payable and accrued expenses ....................           102.6             85.5             23.7
  Change in segregated cash and securities, net ......................          (360.3)          (245.0)          (240.0)
  Minority interest in net income of consolidated subsidiaries .......           686.3            599.9            466.9
  Change in fair value of guaranteed minimum income
     benefit reinsurance contracts ...................................            (6.9)            14.8            (42.6)
  Amortization of deferred sales commissions .........................            95.5            100.4            132.0
  Other depreciation and amortization ................................           133.8            144.9            149.6
  Amortization of other intangible assets, net .......................            23.2             23.6             23.6
  (Gains) losses on disposal of discontinued operations ..............            (2.8)             1.9               --
  Other, net .........................................................            (5.0)           363.5           (134.6)
                                                                         --------------   --------------   --------------

Net cash provided by operating activities ............................           337.4            870.9             32.6
                                                                         --------------   --------------   --------------

Cash flows from investing activities:
  Maturities and repayments ..........................................         2,143.1          2,962.2          2,926.2
  Sales of investments ...............................................         2,356.5          1,536.9          2,432.9
  Purchases of investments ...........................................        (3,525.3)        (4,262.3)        (5,869.1)
  Change in short-term investments ...................................           107.0             65.6             13.8
  Decrease in loans to affiliates ....................................           400.0               --               --
  Increase in loans to affiliates ....................................          (650.0)              --               --
  Change in capitalized software, leasehold improvements
     and EDP equipment ...............................................          (205.0)          (146.1)          (101.2)
  Other, net .........................................................          (189.5)          (390.4)          (116.3)
                                                                         --------------   --------------   --------------

Net cash provided by (used in) investing activities ..................           436.8           (234.1)          (713.7)
                                                                         --------------   --------------   --------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
                                   (CONTINUED)

                                                                             2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits .........................................................   $     4,102.1    $     3,865.2    $     3,816.8
    Withdrawals from and transfers to Separate Accounts ..............        (3,831.7)        (3,569.1)        (2,779.1)
  Net change in short-term financings ................................           199.0            327.7               --
  Repayments of long-term debt .......................................              --           (400.0)          (400.0)
  Proceeds in loans from affiliates ..................................              --               --            325.0
  Shareholder dividends paid .........................................          (600.0)          (600.0)          (500.0)
  Other, net .........................................................          (592.6)          (206.5)          (417.3)
                                                                         --------------   --------------   --------------

Net cash (used in) provided by financing activities ..................          (723.2)          (582.7)            45.4
                                                                         --------------   --------------   --------------

Change in cash and cash equivalents ..................................            51.0             54.1           (635.7)
Cash and cash equivalents, beginning of year .........................         1,122.2          1,068.1          1,703.8
                                                                         --------------   --------------   --------------

Cash and Cash Equivalents, End of Year ...............................   $     1,173.2    $     1,122.2    $     1,068.1
                                                                         ==============   ==============   ==============

Supplemental cash flow information:
  Interest Paid ......................................................   $        52.6    $        59.9    $        74.5
                                                                         ==============   ==============   ==============
  Income Taxes Paid (Refunded) .......................................   $       178.1    $       (40.8)   $       146.5
                                                                         ==============   ==============   ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

        The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        Insurance
        ---------

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Company's insurance business is conducted principally by AXA Equitable and its wholly owned life insurance subsidiary, AXA Life and Annuity Company ("AXA Life"), formerly The Equitable of Colorado.

        Investment Management
        ---------------------

        The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership, and its subsidiaries ("AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional investment services, including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, by means of separately managed accounts, sub-advisory relationships, structured products, group trusts, mutual funds and other investment vehicles, (b) retail, servicing individual investors, primarily by means of retail mutual funds, sub-advisory relationships in respect of mutual funds sponsored by third parties, separately managed account programs that are sponsored by various financial intermediaries worldwide, and other investment vehicles, (c) private clients, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations and other entities, by means of separately managed accounts, hedge funds, mutual funds, and other investment vehicles, and (d) institutional research by means of in-depth independent, fundamental research, portfolio strategy and brokerage-related services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formally known as Sanford C. Bernstein, Inc. ("Bernstein"), Sanford C. Bernstein & Co. LLC ("SCB LLC"), Sanford C. Bernstein Limited ("SCBL") and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located.

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc (the "Bernstein Acquisition"). Following a two-year lockout period that ended October 2002, the former Bernstein shareholders were permitted to exercise the right to sell private units in AllianceBernstein L.P. (the "AllianceBernstein Units") that were acquired in the Bernstein Acquisition to AXA Financial (the "AB Put"). On February 23, 2007, AXA Financial purchased a tranche of
        8.16 million AllianceBernstein Units pursuant to an exercise of the AB Put at a purchase price of approximately $745.7 million and recorded additional goodwill of $392.8 million and other intangible assets of $209.5 million. After this purchase, AXA Financial Group's beneficial ownership in AllianceBernstein increased by approximately 3.0% to 63.3%. Through December 31, 2007, the Company acquired 32.7 million AllianceBernstein Units pursuant to the AB Put at the aggregate market price of $1,631.1 million and recorded additional goodwill of $733.8 million and other intangible assets of $251.7 million. At December 31, 2007 and 2006, the Company's consolidated economic interest in AllianceBernstein was 45.5% and 45.6%, respectively. At December 31, 2007 and 2006, AXA Financial Group's beneficial ownership in AllianceBernstein was approximately 63.2% and 60.3%, respectively. Minority interest subject to redemption rights on the consolidated balance sheets represents the remaining private AllianceBernstein Units still held by former Bernstein shareholders. These 8.16 million private AllianceBernstein Units outstanding at December 31, 2007 may be sold to AXA Financial pursuant to the AB Put at the prevailing market price through October 2, 2009.


2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        At December 31, 2007 and 2006, respectively, the Insurance Group's General Account held $5.7 million and $5.8 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") 46(R), "Consolidation of Variable Interest Entities - Revised". At December 31, 2007 and 2006, respectively, as reported in the consolidated balance sheet, these investments included $4.7 million and $4.7 million of fixed maturities (collateralized debt and loan obligations) and $1.0 million and $1.1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2007 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein has reviewed its investment management agreements and its investments in and other financial arrangements with certain entities that hold client assets under management to determine the entities that AllianceBernstein is required to consolidate under FIN 46(R). These include certain mutual fund products, hedge funds, structured products, group trusts and limited partnerships.

        AllianceBernstein derived no direct benefit from client assets under management of these entities other than investment management fees and cannot utilize those assets in its operations.

        AllianceBernstein has significant variable interests in certain other VIEs with approximately $180.3 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments in and prospective investment management fees earned in these entities.

        All significant intercompany transactions and balances have been eliminated in consolidation. The years "2007," "2006" and "2005" refer to the years ended December 31, 2007, 2006 and 2005, respectively.

        Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

        Accounting Changes
        ------------------

        Effective January 1, 2007, and as more fully described in Note 15 to the Consolidated Financial Statements, the Company adopted FIN 48, "Accounting for Uncertainty in Income Taxes," an interpretation that clarifies the recognition criteria and measurement of the economic benefits associated with tax positions taken or expected to be taken in a tax return. Under FIN 48, a tax benefit is recognized only if it is "more likely than not" to be sustained based on the technical merits of the position, assuming examination by the taxing authority, and is required to be measured at the largest amount of tax benefit that is more than 50% likely of being realized upon ultimate settlement, taking into consideration the amounts and probabilities of potential settlement outcomes. FIN 48 also addresses subsequent derecognition of tax positions, changes in the measurement of recognized tax positions, accrual and classification of interest and penalties, and accounting in interim periods. In addition, annual disclosures with respect to income taxes have been expanded by FIN 48 and require the inclusion of a tabular reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the reporting period. As a result of adopting FIN 48, the Company recognized a $44.8 million cumulative-effect adjustment that increased January 1, 2007 retained earnings reflecting a decrease in the amount of unrecognized tax benefits.

        On January 1, 2007, the Company adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC") and other related balances must be written off. The adoption of SOP 05-1 did not have a material impact on the Company's consolidated results of operations or financial position.

        On December 31, 2006, the Company implemented Statement of Financial Accounting Standards ("SFAS") No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," requiring employers to recognize the over or under funded status of such benefit plans as an asset or liability in the balance sheet for reporting periods ending after December 15, 2006 and to recognize subsequent changes in that funded status as a component of other comprehensive income. The funded status of a plan is measured as the difference between plan assets at fair value and the projected benefit obligation for pension plans or the benefit obligation for any other postretirement plan. SFAS No. 158 did not change the determination of net periodic benefit cost or its presentation in the statement of earnings. However, its requirements represent a significant change to previous accounting guidance that generally delayed recognition of certain changes in plan assets and benefit obligations in the balance sheet and only required disclosure of the complete funded status of the plans in the notes to the financial statements.

        As required by SFAS No. 158, the $449.5 million impact of initial adoption, net of income tax and minority interest, was reported as an adjustment to the December 31, 2006 balance of accumulated other comprehensive income in the accompanying consolidated financial statements. The consequent recognition of the funded status of its defined benefit pension and other postretirement plans at December 31, 2006 reduced total assets by approximately $684.2 million, due to the reduction of prepaid pension cost, and decreased total liabilities by approximately $234.7 million. The change in liabilities resulted from the $242.7 million decrease in income taxes payable partially offset by an increase of $12.0 million in benefit plan liabilities. See Note 12 of Notes to Consolidated Financial Statements for further information.

        SFAS No. 158 imposes an additional requirement, effective for fiscal years ending after December 15, 2008, to measure plan assets and benefit obligations as of the date of the employer's year-end balance sheet, thereby eliminating the option to elect an earlier measurement date alternative of not more than three months prior to that date, if used consistently each year. This provision of SFAS No. 158 will have no impact on the Company as it already uses a December 31 measurement date for all of its plan assets and benefits obligations.

        On January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment". To effect its adoption, the Company elected the "modified prospective method" of transition. Under this method, prior-period results were not restated. Prior to the adoption of SFAS No. 123(R), The Company had elected to continue to account for stock-based compensation in accordance with Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and, as a result, the recognition of stock-based compensation expense generally was limited to amounts attributed to awards of restricted shares and various cash-settled programs such as stock appreciation rights. SFAS No. 123(R) requires the cost of all share-based payments to employees to be recognized in the financial statements based on their fair values, resulting in compensation expense for certain types of the Company's equity-classified award programs for which no cost previously would have been charged to net earnings under APB No. 25, most notably for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans prior to January 1, 2006. As a result of adopting SFAS No. 123(R) on January 1, 2006, consolidated earnings from continuing operations before income taxes and minority interest were $63.1 million and $46.9 million lower and consolidated net earnings were $36.7 million and $29.9 million lower for 2007 and 2006, respectively, than if these plans had continued to be accounted for under APB No. 25.

        Under the modified prospective method, the Company applied the measurement, recognition, and attribution requirements of SFAS No. 123(R) to stock-based compensation awards granted, modified, repurchased or cancelled on or after January 1, 2006. In addition, beginning in first quarter 2006, costs associated with unvested portions of outstanding employee stock option awards at January 1, 2006 that prior to adoption of SFAS No. 123(R) would have been reflected by the Company only in pro forma disclosures, were recognized in the consolidated statement of earnings over the awards' remaining future service-vesting periods. Liability-classified awards outstanding at January 1, 2006, such as performance units and stock appreciation rights, were remeasured to fair value. The remeasurement resulted in no adjustment to their intrinsic value basis, including the cumulative effect of differences between actual and expected forfeitures, primarily due to the de minimis time remaining to expected settlement of these awards.

        Effective with its adoption of SFAS No. 123(R), the Company elected the "short-cut" transition alternative for approximating the historical pool of windfall tax benefits available in shareholder's equity at January 1, 2006 as provided by the FASB in FASB Staff Position ("FSP") No. 123(R)-3, "Transition Election Related to Accounting For the Tax Effects of Share-Based Payment Awards". This historical pool represents the cumulative tax benefits of tax deductions for employee share-based payments in excess of compensation costs recognized under GAAP, either in the financial statements or in the pro forma disclosures. In the event that a shortfall of tax benefits occurs during a reporting period (i.e. tax deductions are less than the related cumulative compensation expense), the historical pool will be reduced by the amount of the shortfall. If the shortfall exceeds the amount of the historical pool, there will be a negative impact on the results of operations. In 2007 and 2006, additional windfall tax benefits resulted from employee exercises of stock option awards.

        On January 1, 2006, the Company adopted the provisions of SFAS No. 154, "Accounting Changes and Error Corrections," a replacement of APB No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. The adoption of SFAS No. 154 did not have an impact on the Company's results of operations or financial position.

        New Accounting Pronouncements
        -----------------------------

        On December 4, 2007, the FASB issued SFAS No. 141(R), "Business Combinations (revised 2007)". While retaining SFAS No. 141, "Business Combinations," requirement to use purchase accounting for all business combinations, SFAS No. 141(R)'s new rules include the following:
          o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control even if it has not acquired 100% of the target company,

        o Contingent considerations will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred, and
        o The requirements in SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities," must be met at the acquisition date in order to accrue for a restructuring plan.
        SFAS No. 141(R) is to be applied prospectively to acquisitions that occur in fiscal years beginning on or after December 15, 2008; early adoption is prohibited.

        Also on December 4, 2007, the FASB issued SFAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB No. 51". SFAS No. 160 will:
        o Recharacterize minority interests, currently classified within liabilities, as noncontrolling interests to be reported as a component of consolidated equity on the balance sheet,
        o Include total income in net income, with separate disclosure on the face of the consolidated income statement of the attribution of income between controlling and noncontrolling interests, and
        o Account for increases and decreases in noncontrolling interests as equity transactions with any difference between proceeds of a purchase or issuance of noncontrolling interests being accounted for as a change to the controlling entity's equity instead of as current period gains/losses in the consolidated income statement. Only when the controlling entity loses control and deconsolidates a subsidiary will a gain or loss be recognized.
        SFAS No. 160 is also effective prospectively for fiscal years beginning on or after December 15, 2008 except for its specific transition provisions for retroactive adoption of the balance sheet and income statement presentation and disclosure requirements for existing minority interests. Management currently is assessing the impacts of adoption, including adjustments that will be required in the consolidated financial statements to conform the presentations of minority interest in the equity and net income of AllianceBernstein and the recognition of changes in the Company's ownership interest.

        In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities Including an amendment of FASB Statement No. 115". This statement permits entities to choose to measure many financial instruments and certain other items at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. This statement is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. Management has elected not to adopt the fair value option as permitted by SFAS No. 159.

        In June 2007, the AICPA issued SOP 07-1 "Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies". The SOP provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The SOP addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity. SOP 07-1 was to have been effective for fiscal years beginning after December 15, 2007. On February 12, 2008, the FASB issued FSP SOP 07-1-1 that indefinitely delays the effective date of SOP 07-1. The delay is intended to allow the Board time to consider a number of significant issues relating to the implementation of SOP 07-1.

        On September 15, 2006, the FASB issued SFAS No. 157, "Fair Value Measurements". SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The effect of adopting SFAS No. 157 due to the expected remeasurement of the fair value of the Guaranteed Minimum Income Benefit ("GMIB") reinsurance asset on January 1, 2008 is expected to result in a one-time net increase in the range of $50-100 million in 2008 net earnings.

       On February 12, 2008, the FASB issued FSP SFAS No. 157-2 that defers the effective date of SFAS No. 157 for one year for all non-financial assets and non-financial liabilities (including goodwill and other intangible assets) except for those items that are recognized or disclosed at fair value in the financial statements on a recurring basis (at least annually). This deferral will delay until 2009 the application of SFAS No. 157 to the Company's annual impairment testing of goodwill and other intangible assets.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. The redeemable preferred stock investments reported in fixed maturities include real estate investment trusts ("REIT") perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment (losses) gains, net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under FIN 46(R) are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

        Trading securities, which include equity securities and fixed maturities, are carried at estimated fair value.

        Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees under which the Company or certain subsidiaries of the Company are named as beneficiaries under the policies. COLI is carried at the cash surrender value of the policies. At December 31, 2007 and 2006, the carrying value of COLI was $770.7 million and $701.6 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

        Short-term investments are stated at amortized cost, which approximates fair value, and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Derivatives
        -----------

        The Company primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce its exposure to interest rate fluctuations on its long-term debt obligations. Various derivative instruments are used to achieve these objectives, including interest rate floors, futures and interest rate swaps. None of the derivatives were designated as qualifying hedges under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities".

        The Insurance Group issues certain variable annuity products with Guaranteed Minimum Death Benefit ("GMDB") and GMIB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. The Company currently utilizes a combination of futures contracts and interest rate swap and floor contracts to hedge such risks. However, for both GMDB and GMIB, the Company retains basis risk and risk associated with actual versus expected assumptions for mortality, lapse and election rate. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. In addition, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. Reinsurance contracts covering GMIB exposure are considered derivatives under SFAS No. 133, and, therefore, are required to be reported in the balance sheet at their fair value. GMIB reinsurance fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates. See Note 8 of Notes to Consolidated Financial Statements.

        Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, credited interest rates and dividends would be adjusted prospectively subject to competitive pressures. In addition, policies are subject to minimum rate guarantees. To hedge exposure to lower interest rates for these and other reasons, the Company may use interest rate floors.

        The Company is exposed to equity market fluctuations through investments in Separate Accounts. The Company may enter into exchange traded equity futures contracts to minimize such risk.

        The Company is exposed to counterparty risk attributable to hedging transactions entered into with counterparties. Exposure to credit risk is controlled with respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated A+ or better by Moody's and Standard and Poor's rating agencies.

        All derivatives outstanding at December 31, 2007 and 2006 are recognized on the balance sheet at their fair values and all outstanding equity-based and treasury futures contracts were exchange-traded and are net settled daily. All gains and losses on derivative financial instruments other than the GMIB reinsurance contracts are reported in Net investment income.

        Net Investment Income, Investment (Losses) Gains, Net and Unrealized
        --------------------------------------------------------------------
        Investment Gains (Losses)
        -------------------------

        Net investment income and realized investment gains (losses), net (together, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment (losses) gains, net.

        Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to certain pension operations principally consisting of group non-participating wind-up annuity products ("Wind-up Annuities"), Closed Block policyholders dividend obligation and DAC related to universal life and investment-type products and participating traditional life contracts.

        Fair Value of Other Financial Instruments
        -----------------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2007 and 2006.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        DAC
        ---

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.7% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% ((2.3%) net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2007, current projections of future average gross market returns assume a 1.8% return for 2008, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9.0% after 6 quarters.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2007, the average rate of assumed investment yields, excluding policy loans, was 6.5% grading to 6.25% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Contractholder Bonus Interest Credits
        -------------------------------------

        Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with a GMDB feature, guaranteed minimum accumulation benefits ("GMAB") and guaranteed minimum withdrawal benefits for life ("WBL"). AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.0% to 10.9% for life insurance liabilities and from 2.35% to 8.7% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2007, participating policies, including those in the Closed Block, represent approximately 3.8% ($28.43 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2007, 2006 and 2005, investment results of such Separate Accounts were gains of $10,028.6 million, $5,689.1 million and $3,409.5 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        The Company reports the General Account's interests in Separate Accounts as Trading securities in the consolidated balance sheets.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC, for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of each measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which the deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the one-year, three-year and five-year periods ended December 31, 2007. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Goodwill and Other Intangible Assets
        ------------------------------------

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. Goodwill is tested annually for impairment.

        Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein units include values assigned to contracts of businesses acquired. These intangible assets continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Other Accounting Policies
        -------------------------

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Discontinued operations include real estate held-for-sale.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:
        o Management having the authority to approve the action commits the organization to a plan to sell the property.
        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2007 were not significant.


3)     INVESTMENTS

        Fixed Maturities and Equity Securities
        --------------------------------------

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                 GROSS           GROSS
                                                AMORTIZED      UNREALIZED      UNREALIZED       ESTIMATED
                                                  COST           GAINS           LOSSES        FAIR VALUE
                                              -------------   -------------   -------------   -------------
                                                                       (IN MILLIONS)

        DECEMBER 31, 2007
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate .....................   $    22,340.2   $       623.7   $       539.6   $    22,424.3
            Mortgage-backed ...............         1,215.4             3.9            15.9         1,203.4
            U.S. Treasury, government
              and agency securities .......         1,320.6            63.2             1.1         1,382.7
            States and political
              subdivisions ................           169.8            16.7              .6           185.9
            Foreign governments ...........           237.0            41.9              --           278.9
            Redeemable preferred stock ....         1,730.7            51.3            97.7         1,684.3
                                              -------------   -------------   -------------   -------------
              Total Available for Sale ....   $    27,013.7   $       800.7   $       654.9   $    27,159.5
                                              =============   =============   =============   =============

        Equity Securities:
          Available for sale ..............   $        25.1   $          .8   $          .1   $        25.8
          Trading securities ..............           482.2             8.7            23.8           467.1
                                              -------------   -------------   -------------   -------------
        Total Equity Securities ...........   $       507.3   $         9.5   $        23.9   $       492.9
                                              =============   =============   =============   =============

        December 31, 2006
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate .....................   $    23,023.3   $       690.4   $       264.5   $    23,449.2
            Mortgage-backed ...............         1,931.1             2.7            38.3         1,895.5
            U.S. Treasury, government
              and agency securities .......         1,284.3            29.9            10.4         1,303.8
            States and political
              subdivisions ................           170.2            17.3              .9           186.6
            Foreign governments ...........           219.2            38.1              .3           257.0
            Redeemable preferred stock ....         1,879.8            78.8            19.6         1,939.0
                                              -------------   -------------   -------------   -------------
              Total Available for Sale ....   $    28,507.9   $       857.2   $       334.0   $    29,031.1
                                              =============   =============   =============   =============

        Equity Securities:
          Available for sale ..............   $        95.7   $         2.2   $          .9   $        97.0
          Trading securities ..............           408.0            35.4             9.9           433.5
                                              -------------   -------------   -------------   -------------
        Total Equity Securities ...........   $       503.7   $        37.6   $        10.8   $       530.5
                                              =============   =============   =============   =============

        At December 31, 2007 and 2006 respectively, the Company had trading fixed maturities with an amortized cost of $105.3 million and $30.5 million and carrying value of $106.2 million and $31.6 million. Gross unrealized gains on trading fixed maturities were $0.1 million and $0.5 million for 2007 and 2006, respectively.

        The Company determines the fair value of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

        The contractual maturity of bonds at December 31, 2007 is shown below:

                                                                                          AVAILABLE FOR SALE
                                                                                      ---------------------------
                                                                                       AMORTIZED      ESTIMATED
                                                                                          COST        FAIR VALUE
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        Due in one year or less ...................................................   $      783.5   $      789.8
        Due in years two through five .............................................        7,393.4        7,668.3
        Due in years six through ten ..............................................        8,928.7        8,855.0
        Due after ten years .......................................................        6,962.0        6,958.7
                                                                                      ------------   ------------
            Subtotal ..............................................................       24,067.6       24,271.8
        Mortgage-backed securities ................................................        1,215.4        1,203.4
                                                                                      ------------   ------------
        Total .....................................................................   $   25,283.0   $   25,475.2
                                                                                      ============   ============

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses the 1,369 issues of fixed maturities that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2007:

                                    LESS THAN 12 MONTHS            12 MONTHS OR LONGER                   TOTAL
                              -----------------------------   -----------------------------   -----------------------------
                                                  GROSS                          GROSS                           GROSS
                                ESTIMATED      UNREALIZED       ESTIMATED      UNREALIZED       ESTIMATED      UNREALIZED
                                FAIR VALUE       LOSSES        FAIR VALUE        LOSSES        FAIR VALUE        LOSSES
                              -------------   -------------   -------------   -------------   -------------   -------------
                                                                    (IN MILLIONS)

   Fixed Maturities:
     Corporate ............   $     4,424.5   $       286.4   $     4,786.7   $       253.2   $     9,211.2   $       539.6
     Mortgage-backed ......            29.1              .1           967.9            15.8           997.0            15.9
     U.S. Treasury,
       government and
       agency securities ..           105.6              .3           127.2              .8           232.8             1.1
     States and political
       subdivisions .......              --              --            22.6              .6            22.6              .6
     Foreign governments ..             2.0              --             5.0              --             7.0              --
     Redeemable
       preferred stock ....           510.2            47.7           528.8            50.0         1,039.0            97.7
                              -------------   -------------   -------------   -------------   -------------   -------------

   Total Temporarily
     Impaired Securities ..   $     5,071.4   $       334.5   $     6,438.2   $       320.4   $    11,509.6   $       654.9
                              =============   =============   =============   =============   =============   =============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2007, approximately $580.8 million or 2.2% of the $27,013.7 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

        The Insurance Group does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Insurance Group's fixed maturity investment portfolio includes Residential Mortgage Backed Securities ("RMBS") backed by subprime and Alt-A residential mortgages. RMBS are securities whose cash flows are backed by the principal and interest payments from a set of residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages consist of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and /or inadequate documentation of the borrowers' income. At December 31, 2007, the Insurance Group owned $73.6 million in RMBS backed by subprime residential mortgage loans, approximately 95% rated AAA, and $50.0 million in RMBS backed by Alt-A residential mortgage loans, approximately 96% rated AAA. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

        At December 31, 2007, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $0.1 million.

        Mortgage Loans
        --------------

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $65.0 million at December 31, 2006; there were no restructured mortgages at December 31, 2007. Gross interest income on such loans included in net investment income aggregated $3.9 million, $4.1 million and $5.0 million in 2007, 2006 and 2005, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $3.3 million, $4.8 million and $6.0 million in 2007, 2006 and 2005, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                               DECEMBER 31,
                                                                                      -----------------------------
                                                                                         2007             2006
                                                                                      -------------   -------------
                                                                                             (IN MILLIONS)

        Impaired mortgage loans with investment valuation allowances ..............   $       11.4    $       76.8
        Impaired mortgage loans without investment valuation allowances ...........             --              .1
                                                                                      -------------   -------------
        Recorded investment in impaired mortgage loans ............................           11.4            76.9
        Investment valuation allowances ...........................................           (1.4)          (11.3)
                                                                                      -------------   -------------
        Net Impaired Mortgage Loans ...............................................   $       10.0    $       65.6
                                                                                      =============   =============


        During 2007, 2006 and 2005, respectively, the Company's average recorded investment in impaired mortgage loans was $49.1 million, $78.8 million and $91.2 million. Interest income recognized on these impaired mortgage loans totaled $4.5 million, $4.5 million and $8.9 million for 2007, 2006 and 2005, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2007 and 2006, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $10.0 million and $65.5 million.

        Equity Real Estate
        ------------------

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2007 and 2006, the Company owned $113.0 million and $204.8 million, respectively, of real estate acquired in satisfaction of debt. During 2007, 2006 and 2005, no real estate was acquired in satisfaction of debt.

        Accumulated depreciation on real estate was $179.7 million and $168.5 million at December 31, 2007 and 2006, respectively. Depreciation expense on real estate totaled $14.3 million, $18.3 million and $19.1 million for 2007, 2006 and 2005, respectively.

        Valuation Allowances for Mortgage Loans and Equity Real Estate
        --------------------------------------------------------------

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                                      2007             2006             2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        Balances, beginning of year ..........................................   $        21.0    $        11.8    $        11.3
        Additions charged to income ..........................................            20.9             10.1              3.6
        Deductions for writedowns and
          asset dispositions .................................................           (40.5)             (.9)            (3.1)
                                                                                 --------------   --------------   --------------
        Balances, End of Year ................................................   $         1.4    $        21.0    $        11.8
                                                                                 ==============   ==============   ==============

        Balances, end of year comprise:
          Mortgage loans on real estate ......................................   $         1.4    $        11.3    $        11.8
          Equity real estate .................................................              --              9.7               --
                                                                                 --------------   --------------   --------------
        Total ................................................................   $         1.4    $        21.0    $        11.8
                                                                                 ==============   ==============   ==============

        Equity Method Investments
        -------------------------

        Included in other equity investments, are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,607.9 million and $1,272.2 million, respectively, at December 31, 2007 and 2006. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $59.7 million and $70.9 million, respectively, at December 31, 2007 and 2006. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $237.1 million, $169.6 million and $157.2 million, respectively, for 2007, 2006 and 2005.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (4 and 6 individual ventures at December 31, 2007 and 2006, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                               DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007            2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost ...........................   $      391.3   $      421.7
        Investments in securities, generally at estimated fair value ..............           99.3           94.6
        Cash and cash equivalents .................................................            2.4            9.7
        Other assets ..............................................................             --           22.3
                                                                                      ------------   ------------
        Total Assets ..............................................................   $      493.0   $      548.3
                                                                                      ============   ============

        Borrowed funds - third party ..............................................   $      273.1   $      278.1
        Other liabilities .........................................................            4.8            6.8
                                                                                      ------------   ------------
        Total liabilities .........................................................          277.9          284.9
                                                                                      ------------   ------------

        Partners' capital .........................................................          215.1          263.4
                                                                                      ------------   ------------
        Total Liabilities and Partners' Capital ...................................   $      493.0   $      548.3
                                                                                      ============   ============

        The Company's Carrying Value in These Entities Included Above .............   $       79.5   $       78.7
                                                                                      ============   ============


                                                                                      2007            2006              2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures ...............................   $        77.5    $        88.5    $        98.2
        Net revenues of other limited partnership interests ..................            15.3             (1.3)             6.3
        Interest expense - third party .......................................           (18.2)           (18.5)           (18.2)
        Other expenses .......................................................           (43.8)           (53.7)           (62.2)
                                                                                 --------------   --------------   --------------
        Net Earnings .........................................................   $        30.8    $        15.0    $        24.1
                                                                                 ==============   ==============   ==============

        The Company's Equity in Net Earnings of These
          Entities Included Above ............................................   $        24.6    $        14.4    $        11.6
                                                                                 ==============   ==============   ==============


        Derivatives
        -----------

        At December 31, 2007, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $189.9 million. At December 31, 2007, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having initial margin requirements of $12.3 million. At that same date, the Company had open exchange-trade future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $53.0 million. All contracts are net cash settled daily.

        The outstanding notional amounts of derivative financial instruments purchased and sold at December 31, 2007 and 2006 were:

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007           2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)
        Notional Amount by Derivative Type:
           Options:
               Floors .............................................................   $     27,000   $     32,000
               Exchange traded U.S. Treasuries, and equity index futures ..........          6,241          3,536
               Interest rate swaps ................................................            125             --
                                                                                      ------------   ------------
           Total ..................................................................   $     33,366   $     35,536
                                                                                      ============   ============


        At December 31, 2007 and 2006 and during the years then ended, no significant financial instruments contained implicit or explicit terms that met the definitions of an embedded derivative component that needed to be separated from the host contract and accounted for as a derivative under the provisions of SFAS No. 133.


4)      GOODWILL AND OTHER INTANGIBLE ASSETS

        The carrying value of goodwill related to the AllianceBernstein totaled $3.4 billion at December 31, 2007 and 2006.

        The gross carrying amount of AllianceBernstein related intangible assets were $556.2 million and $563.7 million at December 31, 2007 and 2006, respectively and the accumulated amortization of these intangible assets were $243.7 million and $232.1 million at December 31, 2007 and 2006, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23.5 million, $23.6 million and $23.5 million for 2007, 2006 and 2005, respectively.

        At December 31, 2007 and 2006, respectively, net deferred sales commissions totaled $183.6 million and $194.9 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions based on the December 31, 2007 net balance for each of the next five years is $35.6 million, $29.9 million, $24.9 million, $20.2 million and $16.7 million.


5)      FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

        The carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 6, 10 and 16 of Notes to Consolidated Financial Statements are presented below:

                                                                               DECEMBER 31,
                                                      -------------------------------------------------------------
                                                                 2007                            2006
                                                      -----------------------------   -----------------------------
                                                        CARRYING        ESTIMATED       Carrying       Estimated
                                                         VALUE         FAIR VALUE        Value         Fair Value
                                                      -------------   -------------   -------------   -------------
                                                                               (IN MILLIONS)

        Consolidated:
        -------------
        Mortgage loans on real estate .........       $     3,730.6   $     3,766.9   $     3,240.7   $     3,285.7
        Other limited partnership interests....             1,607.9         1,607.9         1,260.1         1,260.1
        Policyholders liabilities:
          Investment contracts ................             3,817.8         3,878.9         4,708.7         4,772.6
        Long-term debt ........................               199.8           224.6           199.8           229.7

        Closed Block:
        -------------
        Mortgage loans on real estate .........       $     1,099.3   $     1,111.4   $       809.4   $       827.8
        Other equity investments ..............                 3.6             3.6             2.2             2.2
        SCNILC liability ......................                 9.2             9.2            10.4            10.3

        Wind-up Annuities:
        ------------------
        Mortgage loans on real estate .........       $         2.2   $         2.3   $         2.9   $         3.0
        Other equity investments ..............                 1.6             1.6             2.3             2.3
        Guaranteed interest contracts .........                 5.5             5.8             5.8             6.0

6)      CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007           2006
                                                                                      ------------   ------------
                                                                                           (IN MILLIONS)

        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other .........   $    8,657.3   $    8,759.5
        Policyholder dividend obligation ..........................................             --            3.2
        Other liabilities .........................................................          115.2           29.1
                                                                                      ------------   ------------
        Total Closed Block liabilities ............................................        8,772.5        8,791.8
                                                                                      ------------   ------------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at estimated fair value
           (amortized cost of $5,816.6 and $5,967.6) ..............................        5,825.6        6,019.4
        Mortgage loans on real estate .............................................        1,099.3          809.4
        Policy loans ..............................................................        1,197.5        1,233.1
        Cash and other invested assets ............................................            4.7            6.8
        Other assets ..............................................................          240.1          286.2
                                                                                      ------------   ------------
        Total assets designated to the Closed Block ...............................        8,367.2        8,354.9
                                                                                      ------------   ------------

        Excess of Closed Block liabilities over assets designated to
           the Closed Block .......................................................          405.3          436.9

        Amounts included in accumulated other comprehensive income:
           Net unrealized investment gains, net of deferred income tax expense of $3.2 and $17.0 and policyholder dividend
             obligation of $0 and $3.2 ............................................            5.9           31.6
                                                                                      ------------   ------------

        Maximum Future Earnings To Be Recognized From Closed Block
           Assets and Liabilities .................................................   $      411.2   $      468.5
                                                                                      ============   ============

        Closed Block revenues and expenses as follow:

                                                                                     2007             2006             2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        REVENUES:
        Premiums and other income ............................................   $       409.6    $       428.1    $       449.3
        Investment income (net of investment
           expenses of $.2, $.1, and $0) .....................................           501.8            520.2            525.9
        Investment gains, net ................................................             7.9              1.7              1.2
                                                                                 --------------   --------------   --------------
        Total revenues .......................................................           919.3            950.0            976.4
                                                                                 --------------   --------------   --------------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends ................................           828.2            852.2            842.5
        Other operating costs and expenses ...................................             2.7              3.0              3.4
                                                                                 --------------   --------------   --------------
        Total benefits and other deductions ..................................           830.9            855.2            845.9
                                                                                 --------------   --------------   --------------

        Net revenues before income taxes .....................................            88.4             94.8            130.5
        Income tax expense ...................................................           (31.0)           (31.1)           (45.6)
                                                                                 --------------   --------------   --------------
        Net Revenues .........................................................   $        57.4    $        63.7    $        84.9
                                                                                 ==============   ==============   ==============

        Reconciliation of the policyholder dividend obligation follows:

                                                                                              DECEMBER 31,
                                                                                      -----------------------------
                                                                                          2007             2006
                                                                                      -------------   -------------
                                                                                              (IN MILLIONS)

        Balance at beginning of year ..............................................   $        3.2    $       73.7
        Increase in unrealized investment losses ..................................           (3.2)          (70.5)
                                                                                      -------------   -------------
        Balance at End of Year ....................................................   $         --    $        3.2
                                                                                      =============   =============

        There were no impaired mortgage loans at December 31, 2007. Impaired mortgage loans along with the related investment valuation allowances at December 31, 2006 follow:

                                                                                      December 31,
                                                                                         2006
                                                                                   -----------------
                                                                                     (In Millions)

        Impaired mortgage loans with investment valuation allowances...........    $           17.8
        Impaired mortgage loans without investment valuation allowances........                  .1
                                                                                   -----------------
        Recorded investment in impaired mortgage loans.........................                17.9
        Investment valuation allowances........................................                (7.3)
                                                                                   -----------------
        Net Impaired Mortgage Loans............................................    $           10.6
                                                                                   =================

        During 2007, 2006 and 2005, the Closed Block's average recorded investment in impaired mortgage loans was $36.3 million, $59.9 million and $61.0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3.9 million, $3.3 million and $4.1 million for 2007, 2006 and 2005, respectively.

        Valuation allowances amounted to $7.3 million on mortgage loans on real estate at December 31, 2006; there were no valuation allowances on mortgage loans at December 31, 2007. Writedowns of fixed maturities amounted to $3.0 million, $1.4 million and $7.7 million for 2007, 2006 and 2005, respectively.


7)      CONTRACTHOLDER BONUS INTEREST CREDITS

        Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                                              DECEMBER 31,
                                                                                      -----------------------------
                                                                                          2007            2006
                                                                                      -------------   -------------
                                                                                             (IN MILLIONS)

        Balance, beginning of year ................................................   $      650.7    $      555.0
        Contractholder bonus interest credits deferred ............................          174.7           155.4
        Amortization charged to income ............................................          (71.2)          (59.7)
                                                                                      -------------   -------------
        Balance, End of Year ......................................................   $      754.2    $      650.7
                                                                                      =============   =============

8)      GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB and GMIB
           ------------------------------------------

        The Company has certain variable annuity contracts with GMDB and GMIB features in-force that guarantee one of the following:

        o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

        o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

        o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

        o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or annual reset.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities:

                                                                                      GMDB             GMIB             TOTAL
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)
        Balance at January 1, 2005 ...........................................   $        67.6    $       117.6    $       185.2
          Paid guarantee benefits ............................................           (39.6)            (2.2)           (41.8)
          Other changes in reserve ...........................................            87.2             58.2            145.4
                                                                                 --------------   --------------   --------------
        Balance at December 31, 2005 .........................................           115.2            173.6            288.8
          Paid guarantee benefits ............................................           (31.6)            (3.3)           (34.9)
          Other changes in reserve ...........................................            80.1             58.0            138.1
                                                                                 --------------   --------------   --------------
        Balance at December 31, 2006 .........................................           163.7            228.3            392.0
          Paid guarantee benefits ............................................           (30.6)            (2.7)           (33.3)
          Other changes in reserve ...........................................           120.0             84.3            204.3
                                                                                 --------------   --------------   --------------
        Balance at December 31, 2007 .........................................   $       253.1    $       309.9    $       563.0
                                                                                 ==============   ==============   ==============


        Related GMDB reinsurance ceded amounts were:

                                                                GMDB
                                                            --------------

        Balance at January 1, 2005......................... $        10.3
          Paid guarantee benefits..........................         (12.1)
          Other changes in reserve.........................          24.5
                                                            --------------
        Balance at December 31, 2005.......................          22.7
          Paid guarantee benefits..........................          (9.1)
          Other changes in reserve.........................          10.0
                                                            --------------
        Balance at December 31, 2006.......................          23.6
          Paid guarantee benefits..........................          (7.6)
          Other changes in reserve.........................          11.5
                                                            --------------
        Balance at December 31, 2007....................... $        27.5
                                                            ==============

        The December 31, 2007 values for those variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                     RETURN
                                                       OF
                                                     PREMIUM       RATCHET       ROLL-UP         COMBO          TOTAL
                                                   -----------   -----------   -----------    -----------    -----------
                                                                           (DOLLARS IN MILLIONS)
        GMDB:
        -----
          Account values invested in:
             General Account ...................   $    10,563   $       375   $       310    $       747    $    11,995
             Separate Accounts .................   $    28,826   $     8,493   $     7,279    $    31,078    $    75,676
          Net amount at risk, gross ............   $       234   $       234   $     1,404    $       557    $     2,429
          Net amount at risk, net of
             amounts reinsured .................   $       234   $       183   $       853    $       557    $     1,827
          Average attained age of
             contractholders ...................          49.3          61.5          65.3           61.6           52.8
          Percentage of contractholders
             over age 70 ........................          7.3%         23.5%         37.1%          21.6%          12.1%
          Range of contractually specified
             interest rates ....................           N/A           N/A          3%-6%      3% - 6.5%

        GMIB:
        -----
          Account values invested in:
             General Account ...................           N/A           N/A   $        70    $       989    $     1,059
             Separate Accounts .................           N/A           N/A   $     4,640    $    41,712    $    46,352
          Net amount at risk, gross ............           N/A           N/A   $       274    $        --    $       274
          Net amount at risk, net of
             amounts reinsured .................           N/A           N/A   $        71    $        --    $        71
          Weighted average years remaining
             until earliest annuitization ......           N/A           N/A           2.0            8.1            7.4
          Range of contractually specified
             interest rates ....................           N/A           N/A       3% - 6%      3% - 6.5%


        B) Separate Account Investments by Investment Category Underlying GMDB
           -------------------------------------------------------------------
        and GMIB Features
        -----------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007            2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        GMDB:
           Equity .................................................................   $     48,587   $     42,885
           Fixed income ...........................................................          4,392          4,438
           Balanced ...............................................................         20,546         14,863
           Other ..................................................................          2,151          2,121
                                                                                      ------------   ------------
           Total ..................................................................   $     75,676   $     64,307
                                                                                      ============   ============

        GMIB:
           Equity .................................................................   $     27,831   $     22,828
           Fixed income ...........................................................          2,687          2,727
           Balanced ...............................................................         14,816         10,439
           Other ..................................................................          1,018            990
                                                                                      ------------   ------------
           Total ..................................................................   $     46,352   $     36,984
                                                                                      ============   ============


        C) Hedging Programs for GMDB and GMIB Features
           -------------------------------------------

        In 2003, the Company initiated a program intended to provide an economic hedge against certain risks associated with the GMDB feature of the Accumulator(R) series of variable annuity products sold beginning April 2002. In 2004, the program was expanded to provide an economic hedge against certain risks associated with the GMIB feature of the Accumulator(R) series of variable annuity products sold beginning 2004. This program currently utilizes a combination of exchange-traded futures contracts and interest rate swap and floor contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB and GMIB exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges such economic risks on products sold from 2001 forward to the extent such risks are not reinsured. At December 31, 2007, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $55,746 million and $744 million, respectively, with the GMDB feature and $35,220 million and zero million, respectively, with the GMIB feature.

        These programs do not qualify for hedge accounting treatment under SFAS No. 133. Therefore, SFAS No. 133 requires gains or losses on the futures contracts used in these programs, including current period changes in fair value, to be recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D)  Variable and Interest-Sensitive Life Insurance Policies - No Lapse
            ------------------------------------------------------------------
            Guarantee
            ---------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities, and the related reinsurance ceded:

                                                                                    DIRECT        REINSURANCE
                                                                                   LIABILITY         CEDED              NET
                                                                                 -------------   --------------   -------------
                                                                                                 (IN MILLIONS)

        Balance at January 1, 2005 ...........................................   $        20.5   $        (6.1)   $        14.4
          Other changes in reserve ...........................................            14.3           (14.3)              --
                                                                                 -------------    -------------   -------------
        Balance at December 31, 2005 .........................................            34.8           (20.4)            14.4
           Other changes in reserve ..........................................            32.0           (27.5)             4.5
                                                                                 -------------    -------------   -------------
        Balance at December 31, 2006 .........................................            66.8           (47.9)            18.9
           Other changes in reserve ..........................................            68.2           (59.7)             8.5
                                                                                 -------------    -------------   -------------
        Balance at December 31, 2007 .........................................   $       135.0   $      (107.6)   $        27.4
                                                                                 =============   ==============   =============


9)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. For certain segments of its business, the Insurance Group ceded 40% of the business underwritten by AXA Equitable on a guaranteed or simplified issue basis was ceded on a yearly renewable term basis. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

        At December 31, 2007, the Company had reinsured in the aggregate approximately 24.8% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 74.1% of its current liability exposure resulting from the GMIB feature. See Note 8 of Notes to Consolidated Financial Statements.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2007 and 2006 were $124.7 million and $117.8 million, respectively. The increase (decrease) in estimated fair value was $6.9 million, $(14.8) million and $42.6 million for 2007, 2006 and 2005, respectively.

        At December 31, 2007 and 2006, respectively, reinsurance recoverables related to insurance contracts amounted to $2.89 billion and $2.69 billion. Reinsurance payables related to insurance contracts totaling $58.7 million and $54.2 million are included in other liabilities in the consolidated balance sheets.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $239.6 million and $262.6 million at December 31, 2007 and 2006, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2007 and 2006 were $642.8 million and $639.3 million, respectively.

        The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                                     2007             2006              2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        Direct premiums ......................................................   $       855.1    $       858.6    $       912.6
        Reinsurance assumed ..................................................           193.0            188.4            162.5
        Reinsurance ceded ....................................................          (243.2)          (229.2)          (193.4)
                                                                                 --------------   --------------   --------------
        Premiums .............................................................   $       804.9    $       817.8    $       881.7
                                                                                 ==============   ==============   ==============

        Universal Life and Investment-type Product
          Policy Fee Income Ceded ............................................   $       153.9    $        99.0    $       118.4
                                                                                 ==============   ==============   ==============
        Policyholders' Benefits Ceded ........................................   $       510.7    $       387.5    $       304.1
                                                                                 ==============   ==============   ==============
        Interest Credited to Policyholders' Account
          Balances Ceded .....................................................   $        56.1    $        53.8    $        50.9
                                                                                 ==============   ==============   ==============


        Individual Disability Income and Major Medical
        ----------------------------------------------

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $94.3 million and $92.9 million at December 31, 2007 and 2006, respectively. At December 31, 2007 and 2006, respectively, $1,040.9 million and $1,032.4 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                                     2007            2006             2005
                                                                                 -------------   -------------   -------------
                                                                                                 (IN MILLIONS)

        Incurred benefits related to current year ............................   $        32.9   $        35.8   $        35.6
        Incurred benefits related to prior years .............................            13.2             9.9            50.3
                                                                                 -------------   -------------   -------------
        Total Incurred Benefits ..............................................   $        46.1   $        45.7   $        85.9
                                                                                 =============   =============   =============

        Benefits paid related to current year ................................   $        11.9   $        14.0   $        14.8
        Benefits paid related to prior years .................................            32.8            30.0            44.7
                                                                                 -------------   -------------   -------------
        Total Benefits Paid ..................................................   $        44.7   $        44.0   $        59.5
                                                                                 =============   =============   =============



10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                           2007           2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        Short-term debt:
        Promissory note (with interest rates of 5.16% and 5.27%) ..................   $      248.3   $      248.3
        AllianceBernstein commercial paper ........................................          533.9          334.9
                                                                                      ------------   ------------
            Total short-term debt .................................................          782.2          583.2
                                                                                      ------------   ------------

        Long-term debt:
        AXA Equitable:
          Surplus Notes, 7.70%, due 2015 ..........................................          199.8          199.8
                                                                                      ------------   ------------
            Total long-term debt ..................................................          199.8          199.8
                                                                                      ------------   ------------

        Total Short-term and Long-term Debt .......................................   $      982.0   $      783.0
                                                                                      ============   ============

        Short-term Debt
        ---------------

        On July 9, 2004, AXA and certain of its subsidiaries, including AXA Financial, entered into a (euro)3.5 billion global revolving credit facility which matures July 9, 2009, with a group of 30 commercial banks and other lenders. Under the terms of the revolving credit facility, up to $500.0 million is available to AXA Financial for general corporate purposes.

        AXA Equitable has a $350.0 million, one-year promissory note, of which $101.7 million is included within Wind-up Annuities. The promissory note, which matures in March 2008, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually. At December 31, 2007 and 2006, AXA Equitable had pledged real estate of $322.0 million and $326.0 million, respectively, as collateral for the promissory note.

        In February 2006, AllianceBernstein entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders. In November 2007, AllianceBernstein increased the revolving credit facility by $200.0 million. The revolving credit facility is intended to provide back-up liquidity for AllianceBernstein's commercial paper program, which increased from $425.0 million to $800.0 million in May 2006. Under the revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds rate. The revolving credit facility contains covenants that, among other things, require AllianceBernstein to meet certain financial ratios. AllianceBernstein was in compliance with the covenants as of December 31, 2007.

        As of December 31, 2007, AllianceBernstein maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to AllianceBernstein's commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support.

        In 2006, SCB LLC entered into four separate uncommitted line of credit facility agreements with various banks, each for $100.0 million. During 2007, SCB LLC increased three of the agreements to $200.0 million each and entered into an additional agreement for $100.0 million with a new bank. As of December 31, 2007, no amounts were outstanding under these credit facilities.

        Long-term Debt
        --------------

        At December 31, 2007, the Company was not in breach of any debt covenants.


11)     RELATED PARTY TRANSACTIONS

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $63.1 million, $53.5 million and $57.2 million, respectively, for 2007, 2006 and 2005.

        The Company paid $806.9 million, $767.2 million and $695.0 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2007, 2006 and 2005. The Company charged AXA Distribution's subsidiaries $340.2 million, $352.9 million and $324.4 million, respectively, for their applicable share of operating expenses for 2007, 2006 and 2005, pursuant to the Agreements for Services.

        In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a Japanese subsidiary of AXA. This investment both matured and was repaid on June 15, 2007 and had interest rate of 5.89%.

        In 2005, AXA Equitable issued a note to AXA Financial in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        In September 2007, AXA issued $650.0 million in 5.40% senior unsecured notes to AXA Equitable. These notes pay interest semi-annually and mature on September 30, 2012.

        In 2003, AXA Equitable entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect, wholly owned subsidiary of AXA Financial, to cede certain term insurance policies written after December 2002. AXA Equitable ceded $113.1 million, $91.9 million and $57.9 million of premiums and $91.3 million, $49.1 million and $26.3 million of reinsurance reserves to AXA Bermuda in 2007, 2006 and 2005, respectively.

        Various AXA affiliates cede a portion of their life and health insurance business through reinsurance agreements to AXA Cessions, an AXA affiliated reinsurer. AXA Cessions, in turn, retrocedes a quota share portion of these risks to AXA Equitable on a one-year term basis. Premiums earned in 2007 and 2006 under this arrangement totaled approximately $1.8 million and $1.1 million, respectively.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $143.6 million, $127.5 million and $119.7 million in 2007, 2006 and 2005, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $58.4 million, $53.8 million and $55.9 million in 2007, 2006 and 2005, respectively. The net receivable related to these contracts was approximately $25.3 million and $25.8 million at December 31, 2007 and 2006, respectively.

        Commissions, fees and other income included certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                                     2007            2006            2005
                                                                                --------------   -------------   -------------
                                                                                                 (IN MILLIONS)

        Investment advisory and services fees ................................   $     1,025.4   $       840.5   $       728.5
        Distribution revenues ................................................           473.4           421.0           397.8
        Other revenues - shareholder servicing fees ..........................           103.6            97.2            99.3
        Other revenues - other ...............................................             6.5             6.9             8.0
        Institutional research services ......................................             1.6             1.9             3.9


12)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. On December 31, 2007, the Company transferred the liability for a non-qualified defined benefit plan to AXA Financial in exchange for a non-cash capital contribution totaling $13.5 million. These pension plans are non-contributory and their benefits are based on a cash balance formula and/or, for certain participants, years of service and final average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension and postretirement plans.

        Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions of $4.8 million in 2007. No significant cash contributions to the Company's qualified plans are expected to be required to satisfy their minimum funding requirements for 2008.

        Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                                                      2007             2006             2005
                                                                                 -------------    -------------    -------------
                                                                                                  (IN MILLIONS)

        Service cost .........................................................   $        39.0    $        37.6    $        36.0
        Interest cost on projected benefit obligations .......................           128.8            122.1            123.7
        Expected return on assets ............................................          (191.0)          (184.8)          (173.7)
        Net amortization and deferrals .......................................            57.5             81.0             78.8
                                                                                 --------------   --------------   --------------
        Net Periodic Pension Expense .........................................   $        34.3    $        55.9    $        64.8
                                                                                 ==============   ==============   ==============


        The plans' projected benefit obligations under the Company's qualified and non-qualified plans were comprised of:

                                                                                              DECEMBER 31,
                                                                                      ----------------------------
                                                                                          2007            2006
                                                                                      ------------    ------------
                                                                                             (IN MILLIONS)

        Benefit obligations, beginning of year ....................................   $    2,294.3    $    2,365.5
        Service cost ..............................................................           31.0            30.6
        Interest cost .............................................................          128.8           122.1
        Plan amendments ...........................................................            8.2              --
        Actuarial (gains) losses ..................................................          (73.6)          (64.7)
        Benefits paid .............................................................         (166.6)         (159.2)
                                                                                      -------------   -------------
        Benefit Obligations, End of Year ..........................................   $    2,222.1    $    2,294.3
                                                                                      =============   =============

        At December 31, 2006, the Company adopted SFAS No. 158, requiring recognition, in the consolidated balance sheet, of the funded status of its defined benefit pension plans, measured as the difference between plan assets at fair value and the projected benefit obligations. The table below discloses the change in plan assets and the funded status of the Company's qualified and non-qualified plans:


                                                                                              DECEMBER 31,
                                                                                      ----------------------------
                                                                                          2007            2006
                                                                                      ------------    ------------
                                                                                             (IN MILLIONS)

        Plan assets at fair value, beginning of year ..............................   $    2,396.0    $    2,278.5
        Actual return on plan assets ..............................................          191.2           282.0
        Contributions .............................................................            4.8             4.3
        Benefits paid and fees ....................................................         (176.3)         (168.8)
                                                                                      -------------   -------------
        Plan assets at fair value, end of year ....................................        2,415.7         2,396.0
        Projected benefit obligations .............................................        2,222.1         2,294.3
                                                                                      -------------   -------------
        Overfunding of Plan Assets Over
          Projected Benefit Obligations ...........................................   $      193.6    $      101.7
                                                                                      =============   =============

        Amounts recognized in the accompanying balance sheets to reflect the funded status of these plans were prepaid and accrued pension costs were $213.5 million and $19.9 million, respectively, at December 31, 2007 and $133.1 million and $31.4 million, respectively, at December 31, 2006. The aggregate projected benefit obligations and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were $76.7 million and $56.8 million, respectively, at December 31, 2007, and $84.7 million and $53.3 million, respectively, at December 31, 2006. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $65.0 million and $56.8 million, respectively, at December 31, 2007, and $68.4 million and $53.3 million, respectively, at December 31, 2006. The accumulated benefit obligations for all defined benefit pension plans were $2,154.0 million and $2,226.8 million at December 31, 2007 and 2006, respectively.

        The following table discloses the amounts included in accumulated other comprehensive income at December 31, 2007 that have not yet been recognized as components of net periodic pension cost:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2007                 2006
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Unrecognized net actuarial loss .................................    $        575.8       $        710.7
        Unrecognized prior service credit................................              (4.9)               (18.8)
        Unrecognized net transition asset................................               (.8)                 (.8)
                                                                            -------------------  -------------------
             Total ......................................................    $        570.1       $        691.1
                                                                            ===================  ===================


        The estimated net actuarial loss, prior service credit, and net transition asset expected to be reclassified from accumulated other comprehensive income and recognized as components of net periodic pension cost over the next year are $41.3 million, $4.5 million, and $0.1 million, respectively. The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets for the qualified plans of the Company at December 31, 2007 and 2006.



                                                                              DECEMBER 31,
                                                          ----------------------------------------------------------
                                                                   2007                             2006
                                                          ----------------------------  ----------------------------
                                                                                (IN MILLIONS)
                                                             ESTIMATED                      Estimated
                                                            FAIR VALUE         %            Fair Value        %
                                                          ---------------- ----------   ----------------- ----------

        Corporate and government debt securities......    $       414.3         17.1      $      429.8       18.0
        Equity securities.............................          1,723.7         71.4           1,720.7       71.8
        Equity real estate ...........................            277.7         11.5             245.5       10.2
                                                          ---------------- ----------   ----------------- ----------
        Total Plan Assets.............................    $     2,415.7        100.0      $    2,396.0      100.0
                                                          ================ ==========   ================= ==========

        The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

        A secondary investment objective of the plans of the Company is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

        The assumed discount rates for measurement of the benefit obligations at December 31, 2007 and 2006 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2007, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 6.25% disclosed below as having been used to measure the benefits obligation at December 31, 2007 represents the level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2007 and 2006.

                                                                                   2007               2006
                                                                                   ----               ----
       Discount rate:
         Benefit obligation...............................................        6.25%              5.75%
         Periodic cost....................................................        5.75%              5.25%

       Rate of compensation increase:
         Benefit obligation and periodic cost.............................        6.00%              6.00%

       Expected long-term rate of return on plan assets (periodic cost)...        8.50%              8.50%


        As noted above, the pension plans' target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. Management reviewed the historical investment returns and future expectations of returns from these asset classes to conclude that a long-term expected rate of return of 8.5% is reasonable.

        Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $18.9 million, $20.3 million and $21.7 million for 2007, 2006 and 2005, respectively.

        The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2008, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2007 and include benefits attributable to estimated future employee service.

                                                              PENSION BENEFITS
                                                            --------------------
                                                                (IN MILLIONS)

                               2008.....................    $       174.3
                               2009.....................            187.2
                               2010.....................            188.8
                               2011.....................            189.8
                               2012.....................            192.4
                               Years 2013-2017..........            945.5

       AllianceBernstein maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under the AllianceBernstein Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, AllianceBernstein adopted SCB Deferred Compensation Award Plan ("SCB Plan") and agreed to invest $96.0 million per annum for three years to fund purchases of AllianceBernstein Holding L.P. ("AllianceBernstein Holding") units or an AllianceBernstein sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $289.1 million, $243.8 million and $186.2 million for 2007, 2006 and 2005, respectively.


13)      SHARE-BASED COMPENSATION

        AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and associates of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and associates of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

        For 2007 and 2006, respectively, the Company recognized compensation costs for share-based payment arrangements of $81.2 and $64.3 million before income taxes and minority interest. Effective January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment", that required compensation costs for these programs to be recognized in the consolidated financial statements on a fair value basis.

        The Company recognized compensation costs of $38.8 million and $24.8 million for employee stock options for 2007 and 2006, respectively. Prior to adopting SFAS No. 123 (R), the Company had elected to continue accounting for employee stock option awards under APB No. 25 and, therefore, no compensation costs for these awards had been recognized in the consolidated statement of earnings in 2005. On a pro-forma basis, net earnings as reported in 2005 would have been reduced by $23.2 million, net of income tax benefit, had compensation expense for employee stock option awards been measured and recognized by the Company under the fair-value method of SFAS No. 123, "Accounting for Stock-Based Compensation".

        On May 10, 2007, approximately 3.1 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 34.61 euros, of which approximately 2.3 million have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.8 million have a four-year cliff vesting term. The last tranche of awards exceeding 5,000 options, or approximately 0.5 million options in total, are subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance index measured between May 10, 2007 and May 10, 2011. All of the options granted on May 10, 2007 have a ten-year contractual term. Beginning at the grant date, the total fair value of this award, net of expected forfeitures, of approximately $25.5 million, is charged to expense over the shorter of the vesting term or to the date at which the participant becomes retirement eligible.

        The number of AXA ADRs authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124.5 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan). A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2007 follows:

                                                                    Options Outstanding
                         -----------------------------------------------------------------------------------------------------------
                                                                                                            AllianceBernstein
                               AXA Ordinary Shares                          AXA ADRs                           Holding Units
                         ------------------------------        ----------------------------------    -------------------------------
                                             Weighted                                Weighted                             Weighted
                             Number          Average'                Number          Average'            Number           Average'
                          Outstanding        Exercise             Outstanding        Exercise         Outstanding         Exercise
                         (In Millions)        Price              (In Millions)        Price          (In Millions)         Price
                         ---------------  -----------------   -----------------   ---------------    ---------------- --------------
Options outstanding at
   January 1, 2007.....            7.4    (euro)      24.82             26.8       $      23.03              4.8      $       41.62
Options granted .......            3.1    (euro)      34.56              --        $       --                3.7      $       85.07
Options exercised......            (.1)   (euro)      20.67             (7.4)      $      24.12             (1.2)     $       39.25
Options forfeited......            (.1)   (euro)      23.42              (.4)      $      22.54              -- (2)   $       33.18
Options expired........            --                                    --                                  --                --
                         ---------------                        ---------------                        --------------
Options Outstanding at
   December 31, 2007...           10.3    (euro)      27.77             19.0       $      22.64              7.3      $       64.20
                         ===============  =================     ===============    ==============      ============== ==============
Aggregate Intrinsic
   Value (1)...........                   (euro)      23.0                         $      323.3                       $       80.37
                                          =================                        ==============                     ==============
Weighted Average
   Remaining
   Contractual Term
   (in years)..........            8.27                                 3.94                                    6.9
                         ===============                        ===============                        ==============
Options Exercisable at
   December 31, 2007...            3.3    (euro)      20.46             15.8       $      22.53                 3.5   $       42.52
                         ===============  =================     ===============    ==============      ============== ==============
Aggregate Intrinsic
   Value (1)...........                   (euro)      23.0                         $      270.8                       $      115.4
                                          =================                        ==============                     ==============
Weighted Average
   Remaining
   Contractual Term
   (in years)..........            7.26                                 3.36                                    3.5
                         ===============                       ================                        ==============




(1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2007 of the respective underlying shares over the strike prices of the option awards.
(2) Approximately 19,500 options on AllianceBernstein Holding units were forfeited in 2007.

        Cash proceeds received from employee exercises of options to purchase AXA ADRs in 2007 were $178.4 million. The intrinsic value related to employee exercises of options to purchase AXA ADRs during 2007, 2006 and 2005 were $141.4 million, $132.1 million and $68.3 million, respectively, resulting in amounts currently deductible for tax purposes of $48.0 million, $44.9 million and $22.9 million, respectively, for the periods then ended. Under SFAS No. 123(R), windfall tax benefits resulting from employee stock option exercises during 2007 and 2006 were $34.3 million and $34.8 million, respectively.

        At December 31, 2007, AXA Financial held 4.8 million AXA ADRs in treasury at a weighted average cost of approximately $24.33 per ADR, of which approximately 4.6 million were designated to fund future exercises of outstanding employee stock options and the remainder of approximately
        0.2 million units was available for general corporate purposes, including funding other stock-based compensation programs. These AXA

        ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of employee stock options. Remaining outstanding and unexercised at December 31, 2007 are call options to purchase 8.6 million AXA ADRs at strike prices ranging from $31.39 to $32.37, each having a cap equal to approximately 150% of its strike price, at which time the option automatically would be exercised. These call options expire on November 23, 2009. During 2007, AXA Financial utilized approximately 4.4 million AXA ADRs from treasury to fund exercises of employee stock options. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

        For the purpose of estimating the fair value of employee stock option awards granted on or after January 1, 2007, the Company continues to apply the Black-Scholes-Merton formula and the same methodologies for developing the input assumptions as previously had been used to prepare the pro forma disclosures required by SFAS No. 123. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the May 10, 2007 award of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2007, 2006 and 2005, respectively. For employee stock options with graded vesting terms and service conditions granted on or after January 1, 2006, the Company elected under SFAS No. 123(R) to retain its practice of valuing these as singular awards and to change to the graded-vesting method of attribution, whereby the cost is recognized separately over the requisite service period for each individual one-third of the options vesting on the second, third and fourth anniversaries of the grant date.

                                      AXA Ordinary              AXA                  AllianceBernstein
                                         Shares                 ADRs                   Holding Units
                                  ----------------------     -----------     ----------------------------------
                                     2007      2006             2005             2007        2006      2005
                                  ---------- -----------     -----------     ----------- ----------- ----------

        Dividend yield............  4.10%      3.48%           3.01%           5.6-5.7%       6%       6.2%

        Expected volatility.......  27.5%       28%             25%           27.7-30.8%      31%       31%

        Risk-free interest rate...  4.40%      3.77%           4.27%           3.5-4.9%      4.9%      3.7%

        Expected life in years....   5.5        5.0             5.0             6.0-9.5       6.5       3.0

        Weighted average fair
          value per option at
          grant date..............  $9.61      $7.45           $4.85            $15.96      $12.35     $7.04


        As of December 31, 2007, approximately $66.3 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 6.2 years.

        Under the Stock Incentive Plan, AXA Financial grants restricted AXA ADRs to employees of its subsidiaries. Awards of restricted AXA ADRs outstanding at December 31, 2007 include grants that vest ratably over a three-five year period as well as grants with a seven year term vesting schedule and potential for accelerated vesting based on performance. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ADRs and unrestricted AXA ADRs annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent directors of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds. For 2007, 2006 and 2005 the Company recognized compensation costs of $8.6 million and $5.6 million under SFAS No. 123(R), and $10.1 million under APB No. 25, respectively, for awards outstanding under these plans. Consistent with existing practice of the Company prior to adoption of SFAS No. 123(R), grant-date fair value continues to be measured by the closing price of the shares awarded and the result generally is attributed over the shorter of the performance period, the requisite service period, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

        At December 31, 2007, approximately 482,501 restricted awards remain unvested, including 73,990 restricted AllianceBernstein Holding units under the Century Club Plan. At December 31, 2007, approximately $4.2 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 1.6 years. Restricted AXA ADRs vested in 2007, 2006 and 2005 had aggregate vesting date fair values of approximately $7.0 million, $13.5 million and $19.2 million, respectively. In 2006, 78,865 restricted AXA ADRs were granted having an aggregate grant-date fair value of $2.8 million. The following table summarizes unvested restricted AXA ADR activity for 2007.

                                                                                                       WEIGHTED
                                                                                  SHARES OF            AVERAGE
                                                                                  RESTRICTED          GRANT DATE
                                                                                    STOCK             FAIR VALUE
                                                                                ---------------    -----------------

        Unvested as of January 1, 2007........................................       514,035        $        23.91
        Granted...............................................................       100,187        $        44.59
        Vested................................................................      (161,756)       $        24.55
        Forfeited.............................................................       (43,955)
                                                                                ----------------
        Unvested as of December 31, 2007......................................       408,511        $        29.67
                                                                                ================


        On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee of AXA for purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff vesting period with exceptions for retirement, death, and disability. For AXA Financial participants, settlement of the right to receive each unrestricted AXA ordinary share will be made in the form of an AXA ADR. The fair value of approximately 449,400 AXA Miles awarded to employees of AXA Financial's subsidiaries was approximately $9.8 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, is expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2007, the Company recognized compensation expense of approximately $2.7 million in respect of this grant of AXA Miles. Provided AXA achieves certain performance and customer satisfaction goals, an additional 50 AXA Miles per employee is targeted for award in 2009 under terms then-to-be-determined and approved by the AXA Management Board.

        On May 10, 2007, under the terms of the AXA Performance Unit Plan 2007, the AXA Management Board awarded approximately 546,246 unearned performance units to employees of AXA Financial subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2007 plan cliff-vest on the second anniversary of their date of award. When fully-vested, the performance units earned will be settled in cash, or in some cases, a combination of cash (70%) and stock (30%), the latter equity portion having transfer restrictions for a two-year period. For 2007 awards, the price used to value the performance units at settlement will be the average opening price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on May 8, 2009. For 2007, the Company recognized compensation expense of approximately $3.3 million in respect of the May 10, 2007 grant of performance units.

        For 2007, 2006 and 2005, the Company recognized compensation costs of $11.6 million and $25.9 million under SFAS No. 123(R), and $7.2 million under APB No. 25, respectively, for performance units earned to date. Substantially similar to existing practice of the Company prior to adoption of SFAS No. 123(R), the change in fair value of these awards now is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs with adjustment to reflect the impact of expected and actual pre-vesting forfeitures. In addition, similar to adoption of SFAS No. 123(R) for employee stock option awards, the cost of performance units awarded on or after January 1, 2006 were attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2007 and 2006 was $31.1 million and $45.8 million, respectively, including incremental awards earned under the 2006 plan from having exceeded the targeted performance criteria established in that year by 11.5% as well as an estimated 10.0% increment for

        2007 performance. Approximately 595,317 outstanding performance units are at risk to achievement of 2007 performance criteria, including approximately 50% of the award granted on May 10, 2007.

        On March 25, 2007 and March 28, 2007, respectively, approximately 364,620 performance units earned under the AXA Performance Unit Plan 2004 and approximately 545,076 performance units earned under the AXA Performance Unit Plan 2005 were fully vested for total value of approximately $37.9 million, including incremental units earned under each of these plans from having exceeded the targeted 2006 performance criteria by 11.5%. Distributions to participants were made on April 12, 2007, resulting in cash settlements of approximately 84% of these performance units for aggregate value of approximately $31.7 million and equity settlements of the remainder with approximately 147,848 restricted AXA ADRs for aggregate value of approximately $6.3 million. These AXA ADRs were sourced from shares held by AXA Financial in treasury.

        In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The Company recorded compensation expense for these fully-vested awards of $6.1 million and $28.9 million for 2006 and 2005, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the outstanding tandem SARs/NSOs: no expense was recorded for these awards in 2007. The value of these tandem SARs/NSOs at December 31, 2007 and 2006 was $17.7 million and $24.9 million, respectively. At December 31, 2007, 1.1 million tandem SARs/NSOs were outstanding, having weighted average remaining expected and contractual terms of 1.11 and 2.22 years, respectively, and for which the SARs component had maximum value of $17.7 million. During 2007, 2006 and 2005, respectively, approximately 0.4 million, 2.8 million and 0.7 million, of these awards were exercised at an aggregate cash-settlement value of $7.2 million, $41.2 million and $7.5 million.

        On May 10, 2007, 66,550 Stock Appreciation Rights ("SARs") with a 4-year cliff-vesting schedule were granted to certain associates of AXA Financial subsidiaries. These SARs entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over
        34.61 Euros as of the date of exercise. Similar to the SARs component of the tandem SARs/NSOs, awards remaining unexercised at expiry of their 10-year contractual term will be automatically exercised on the expiration date. At December 31, 2007, 0.3 million SARs were outstanding, having weighted average remaining contractual term of 6.27 years. The accrued value of SARs at December 31, 2007 and 2006 was $3.5 million and $2.9 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2007 and 2006, the Company recorded compensation expense for SARs of $1.1 million and $1.9 million, respectively, under SFAS No. 123(R) reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards. For 2005, the Company recorded compensation expense of $0.6 million under APB No. 25 reflecting the impact in the period of the change in the market price of the underlying AXA ordinary share or AXA ADR on the value of the outstanding SARs.

        For 2007, eligible employees of AXA Financial's subsidiaries participated in AXA's global offering to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2007. Similar to the AXA Shareplan programs previously offered in 2001 through 2006, the plan offered two investment alternatives that, with limited exceptions, restrict the sale or transfer of the purchased shares for a period of five years. "Investment Option A" permitted participants to purchase AXA ADRs at a 20% formula discounted price. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 14.25% formula discounted price on a leveraged basis with a guaranteed return of initial investment plus 75% of any appreciation in the value of the total shares purchased. Under SFAS No. 123(R), the Company recognized compensation expense of $27.7 million in 2007, primarily in connection with AXA Shareplan 2007, and $22.1 million in 2006 in connection with AXA Shareplan 2006, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. No compensation expense was recorded in 2005 in connection with shares subscribed under that year's AXA Shareplan offering. Participants in AXA Shareplans 2007, 2006 and 2005 primarily invested under Investment Option B for the purchase of approximately 5.3 million, 5.0 million and
        5.7 million AXA ordinary shares, respectively.

        In 1997, AllianceBernstein Holding established a long-term incentive compensation plan under which unit-based awards are made to key employees for terms established by AllianceBernstein Holding at the time of grant. These awards include options, restricted AllianceBernstein Holding units and phantom restricted AllianceBernstein Holding units, performance awards, and other AllianceBernstein Holding unit based awards. The aggregate number of AllianceBernstein Holding units subject to options granted or otherwise awarded under this plan, as amended in December 2006 to include awards made to select participants under the Special Option Program, may not exceed 41.0 million. At December 31, 2007, approximately 14.5 million options to purchase AllianceBernstein Holding units and 1.1 million other unit awards, net of forfeitures, were subject to the aggregate allowable maximum under this plan.


14)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES), NET

        The sources of net investment income follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $    1,728.5        $   1,848.6        $   1,870.0
        Mortgage loans on real estate......................         233.5              245.9              238.2
        Equity real estate.................................          93.6               88.2               96.5
        Other equity investments...........................         237.4              181.2              155.2
        Policy loans.......................................         255.9              249.8              248.8
        Short-term investments.............................          55.1               55.2               25.1
        Derivative investments.............................          86.6             (302.4)             (85.5)
        Broker-dealer related receivables..................         234.6              226.5              124.8
        Trading securities.................................          36.0               53.4               28.6
        Other investment income............................          50.7               43.9               16.2
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................       3,011.9            2,690.3            2,717.9

        Investment expenses................................        (122.5)            (113.3)            (140.2)
        Interest expenses..................................        (194.4)            (187.8)             (95.9)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $    2,695.0        $   2,389.2        $   2,481.8
                                                            =================   ================   =================


        For 2007, 2006 and 2005, respectively, net investment income included gains (losses) on derivatives of $86.6 million, $(302.4) million and $85.5 million of which $16.4 million, $(249.5) million and $(140.9) million were realized gains (losses) on contracts closed during those years and $70.2 million, $(52.9) million and $55.4 million were unrealized gains (losses) on derivative positions at each respective year end.

        Investment (losses) gains, net by including changes in the valuation allowances, follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $       (55.6)      $      (11.5)      $       11.1
        Mortgage loans on real estate......................            7.8                 .2               (2.2)
        Equity real estate.................................            7.3                8.8                3.9
        Other equity investments...........................           16.9               20.1               30.7
        Other(1)...........................................           16.4               29.3               11.9
                                                            -----------------   ----------------   -----------------
        Investment (Losses) Gains, Net.....................  $        (7.2)      $       46.9       $       55.4
                                                            =================   ================   =================


        (1) In 2007, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of this transaction, the company recorded a non-cash realized gain of $17.7 million and $29.7 million for 2007 and 2006 respectively.

        Writedowns of fixed maturities amounted to $79.0 million, $27.4 million and $31.2 million for 2007, 2006 and 2005, respectively. Writedowns of mortgage loans on real estate were $0.4 million and $1.7 million for 2006 and 2005, respectively; there were no such writedowns in 2007. There were no writedowns on equity real estate for 2007, 2006 and 2005.

        For 2007, 2006 and 2005, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $1,554.6 million, $1,281.9 million and $2,220.0 million. Gross gains of $12.6 million,

        $33.9 million and $53.2 million and gross losses of $20.3 million, $24.5 million and $31.1 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2007, 2006 and 2005 amounted to $(376.4) million, $(416.7) million and $(1,004.8)
        million, respectively.

        For 2007, 2006 and 2005, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $52.7 million, $57.8 million and $68.6 million, respectively.

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

        The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year.........................  $       282.2       $      432.3       $      874.1
        Changes in unrealized investment gains (losses)....         (380.5)            (431.4)          (1,008.1)
        Changes in unrealized investment (gains) losses
          attributable to:
            Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other........................           15.0               90.9              186.3
            DAC............................................           83.5               85.8              146.2
            Deferred income taxes..........................          103.4              104.6              233.8
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       103.6       $      282.2       $      432.3
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $       155.5       $      535.4       $      966.5
            Other equity investments.......................             .8                1.4                1.7
                                                            -----------------   ----------------   -----------------
              Subtotal.....................................          156.3              536.8              968.2
          Amounts of unrealized investment (gains) losses
            attributable to:
              Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.......................           16.4                1.4              (89.4)
              DAC..........................................          (26.9)            (110.4)            (196.0)
              Deferred income taxes........................          (42.2)            (145.6)            (250.5)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       103.6       $      282.2       $      432.3
                                                            =================   ================   =================


15)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Income tax expense:
          Current expense .................................  $       464.0       $      438.6       $      237.5
          Deferred expense (benefit).......................          295.8              (11.3)             278.3
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       759.8       $      427.3       $      515.8
                                                            =================   ================   =================


        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Expected income tax expense........................  $       939.0       $      725.2       $      712.0
        Minority interest..................................         (227.3)            (224.1)            (175.9)
        Separate Account investment activity...............          (52.0)             (45.4)             (87.2)
        Non-taxable investment income......................          (21.7)             (23.1)             (19.7)
        Adjustment of tax audit reserves...................           21.5              (86.2)              11.1
        State income taxes.................................           50.2               38.0               28.3
        AllianceBernstein income and foreign taxes.........           40.2               32.9               41.4
        Other..............................................            9.9                7.2                5.8
                                                            -----------------   ----------------   -----------------
        Income Tax Expense.................................  $       759.8       $      424.5       $      515.8
                                                            =================   ================   =================


        The Company recognized a net tax benefit in 2006 of $117.7 million. This benefit was related to the settlement of an Internal Revenue Service's ("IRS") audit of the 1997-2001 tax years, partially offset by additional tax reserves established for subsequent tax periods. Of the net tax benefit of $117.7 million, $111.9 million related to the continuing operations and $5.8 million to the discontinued Wind-up Annuities.

        On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61 and the U.S. Department of the Treasury ("Treasury") indicated that it would address the computational issues in a regulation project. Any regulations that Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives.

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2007                  December 31, 2006
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits......  $       --        $      35.4      $      54.6      $       --
        Reserves and reinsurance...............      1,312.2               --           1,160.3              --
        DAC....................................          --             2,735.5            --              2,433.5
        Unrealized investment gains............          --                42.5            --                129.8
        Investments............................          --             1,044.2            --                916.5
        Other..................................         81.5               --               64.1             --
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $   1,393.7      $    3,857.6      $    1,279.0      $   3,479.8
                                                ===============  ================  ===============   ===============


        The IRS is currently examining the Company's 2002 and 2003 Federal corporate income tax returns.

        As a result of the implementation of FIN 48 as of January 1, 2007, the Company recognized a $44.8 million decrease in the amount of unrecognized tax benefits, which was accounted for as an increase to the January 1, 2007 balance of retained earnings. The total amount of unrecognized tax benefits at January 1, 2007 was $371.3 million. Of that total, $276.9 million would affect the effective tax rate and $94.4 million are tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest and penalties, the change in timing of the deduction would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority. At December 31, 2007, the total amount of unrecognized tax benefits was $412.2 million of which $301.9 million would affect the effective rate and $110.3 million was temporary in nature.

        The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2007 and January 1, 2007 were $68.6 million and $46.1 million, respectively. Tax expense for 2007 reflected $22.5 million in interest related to unrecognized tax benefits

        A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                                      2007
                                                                                 ----------------
                                                                                  (IN MILLIONS)

Balance at January 1, 2007 (date of adoption)................................      $      325.2
Additions for tax positions of prior years...................................              19.2
Reductions for tax positions of prior years..................................             (1.5)
Additions for tax positions of current years.................................               3.4
Reductions for tax positions of current years................................               (.3)
Settlements with tax authorities.............................................              (2.4)
Reductions as a result of a lapse of the applicable statute of limitations...               -
                                                                                 ----------------
Balance, End of Year.........................................................      $      343.6
                                                                                 ================


        It is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months due to the conclusion of the current IRS audits. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.


 16)   DISCONTINUED OPERATIONS

        The Company's discontinued operations include Wind-up Annuities, equity real estate held-for-sale and disposal of businesses. The following table reconciles the (Losses) earnings from discontinued operations, net of income taxes and Gains (losses) on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for the three years ended December 31, 2007:


                                                                           2007          2006            2005
                                                                       -------------  ------------   -------------
                                                                                     (IN MILLIONS)

       (LOSSES) EARNINGS FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities.............................................   $     (.1)     $    30.2      $     15.2
       Real estate held-for-sale.....................................        (6.8)           1.1             7.2
       Disposal of business - Enterprise.............................         1.0            (.1)            (.1)
                                                                       -------------  ------------   -------------
       Total.........................................................   $    (5.9)     $    31.2      $     22.3
                                                                       =============  ============   =============

       GAINS (LOSSES) ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held for sale.....................................   $     3.2      $    --        $     --
       Disposal of business - Enterprise.............................         (.4)          (1.9)           --
                                                                       -------------  ------------   -------------
       Total.........................................................   $     2.8      $    (1.9)     $     --
                                                                       =============  ============   =============

        Disposal of Businesses
        ----------------------

        In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise Capital Management, Inc. ("Enterprise") and Enterprise Fund Distributors, Inc., ("EFD") transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust, AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. Of the remaining four funds not included in the GSAM transaction, one fund was liquidated during 2007 and the three remaining funds together had approximately $661.9 million in assets under management as of December 31, 2007. AXA Financial has since entered into agreements to transfer the remaining funds. As a result of management's disposition plan, AXA Enterprise Funds advisory contracts are reported as Discontinued Operations. In 2007 and 2006, respectively, $0.7 million pre-tax ($0.4 million post-tax) and

        $3.0 million pre-tax ($1.9 million post-tax) of transaction costs were recorded as a result of the disposition of the funds. Proceeds received in 2007 on the transfer of the AXA Enterprise Funds totaled $26.3 million.

        In 2007 and 2006, respectively, impairments of $0.7 million pre-tax ($0.4 million post-tax) and $4.1 million pre-tax ($2.7 million post-tax) were recorded on intangible assets associated with investment management contracts based upon estimated fair value. At December 31, 2007 and 2006, total assets related to these operations were zero and $26.5 million, respectively, and were included in Other assets. At December 31, 2007 and 2006 there were no liabilities related to these operations.

        Both the gross and net of accumulated amortization carrying amount of AXA Enterprise Funds related intangible assets were zero and $26.5 million at December 31, 2007 and 2006, respectively. There was no amortization expense related to the AXA Enterprise Funds for 2007, 2006 and 2005, respectively.

        Wind-up Annuities
        -----------------

        In 1991, management discontinued the business of Wind-up Annuities, the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans, and for which a premium deficiency reserve and an allowance for future losses based upon projected future cash flows had been established.

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2007                 2006
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $696.3 and $752.7)..............................  $      705.0         $      764.8
        Equity real estate...................................................         165.0                169.5
        Mortgage loans on real estate........................................           2.2                  2.9
        Other invested assets................................................           1.8                  2.6
                                                                              -----------------    -----------------
          Total investments..................................................         874.0                939.8
        Cash and cash equivalents............................................          --                     .1
        Other assets.........................................................          27.3                 13.7
                                                                              -----------------    -----------------
        Total Assets.........................................................  $      901.3         $      953.6
                                                                              =================    =================

        Policyholders liabilities............................................  $      756.1         $      788.2
        Allowance for future losses..........................................          --                    1.0
        Other liabilities....................................................         145.2                164.4
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $      901.3         $      953.6
                                                                              =================    =================


                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $19.6, $19.0 and $18.4)..............  $        64.9       $       71.3       $       70.0
        Investment (losses) gains, net.....................            (.8)               6.0                (.3)
        Policy fees, premiums and other income.............             .2               --                 --
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           64.3               77.3               69.7
                                                            -----------------   ----------------   -----------------

        Benefits and other deductions......................           79.9               84.7               87.1
        Losses charged to the allowance
          for future losses................................          (15.6)              (7.4)             (17.4)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................           --                 --                 --
        Pre-tax (loss from strengthening) earnings from
          releasing the allowance for future losses........            (.1)              37.1               23.2
        Income tax expense.................................           --                 (6.9)              (8.0)
                                                            -----------------   ----------------   -----------------
        Earnings from Wind-up Annuities....................  $         (.1)      $       30.2       $       15.2
                                                            =================   ================   =================


        The Company's quarterly process for evaluating the need for an allowance for future losses involves comparison of the current period's results of Wind-up Annuities to previous projections and re-estimation of future expected losses, if appropriate, to determine whether an adjustment is required. Investment and benefit cash flow projections are updated annually as part of the Company's annual planning process. These updated assumptions and estimates resulted in releases of the allowance in 2006 and 2005. If the Company's analysis in any given period indicates that an allowance for future losses is not necessary, any current period Wind-up Annuities' operating losses are deferred to the extent that such losses are expected to be offset by reasonably assured future net investing and operating cash flows. Management believes the $18.0 million of deferred operating losses at December 31, 2007 are offset by projections of reasonably assured future net investing and operating cash flows.

        The determination of projected future cash flows involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Wind-up Annuities and the expected run-off of Wind-up Annuities liabilities. There can be no assurance the projected future cash flows will not differ from the cash flows ultimately realized. To the extent actual results or future projections of Wind-up Annuities are lower than management's current estimates and assumptions and result in deferred operating losses not being offset by reasonably assured future net investing and operating cash flows, the difference would be reflected in the consolidated statements of earnings in Wind-up Annuities. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the loss allowance liability or deferred operating loss asset, as applicable, may result.

        Income tax expense for Wind-up Annuities in 2006 included a $5.8 million tax benefit in connection with the settlement of an IRS audit of the 1997-2001 tax years.

        Real Estate Held-For-Sale
        -------------------------

        In 2007 two real estate properties with a total book value of $172.7 million and in 2006 one real estate property with a total book value of $34.3 million that had been previously reported in equity real estate was reclassified as real estate held-for-sale. Prior periods have been restated to reflect these properties as discontinued operations. In third quarter 2007, one of the held-for-sale properties was sold resulting in a gain of $4.9 million ($3.2 million post-tax). At December 31, 2007 and 2006, equity real estate held-for-sale was $121.7 million and $235.4 million, respectively, and was included in Other assets.


17)     ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

        Accumulated other comprehensive (loss) income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Unrealized gains on investments....................  $       103.6       $      282.2       $      432.3
        Defined benefit pensions plans.....................         (371.5)            (449.5)              --
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive (Loss) Income......................  $      (267.9)      $     (167.3)      $      432.3
                                                            =================   ================   =================


        The components of other comprehensive loss for the past three years follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net unrealized (losses) gains on investments:
          Net unrealized (losses) gains arising during
            the year.......................................  $      (357.8)      $     (416.6)      $     (966.2)
          Losses reclassified into net earnings
            during the year................................          (22.7)             (14.8)             (41.9)
                                                            -----------------   ----------------   -----------------
        Net unrealized (losses) gains on investments.......         (380.5)            (431.4)          (1,008.1)
        Adjustments for policyholders liabilities,
            DAC and deferred income taxes..................          201.9              281.3              566.3
                                                             ----------------   -----------------  -----------------

        Change in unrealized losses, net of adjustments....         (178.6)            (150.1)            (441.8)
        Change in defined benefits pension plans...........           78.0               --                 --
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Loss.....................  $      (100.6)      $     (150.1)      $     (441.8)
                                                            =================   ================   =================


18)     COMMITMENTS AND CONTINGENT LIABILITIES

        Debt Maturities
        ---------------

        At December 31, 2007, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity were $248.3 million for 2008, none for 2009-2012 and $200.0 million thereafter.

        Leases
        ------

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2008 and the four successive years are $196.6 million, $196.4 million, $190.8 million, $185.3 million, $152.0 million and $1,957.8 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2008 and the four successive years is $5.5 million, $5.2 million, $5.2 million, $4.8 million, $3.3 million and $13.2 million thereafter.

        At December 31, 2007, the minimum future rental income on non-cancelable operating leases for wholly owned investments in real estate for 2008 and the four successive years is $114.9 million, $115.6 million, $115.5 million, $115.7 million, $116.0 million and $798.1 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under non-cancelable capital leases for 2008 and 2009, the two remaining years, are $0.3 million and $ 0.2.

        Guarantees and Other Commitments
        --------------------------------

        The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2007, these arrangements included commitments by the Company to provide equity financing of $803.1 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $63.8 million of undrawn letters of credit related to reinsurance at December 31, 2007. AXA Equitable had $98.5 million in commitments under existing mortgage loan agreements at December 31,

        2007. In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCBL incurred in the ordinary course of its business in the event SCBL is unable to meet these obligations. During 2007, AllianceBerstein was not required to perform under the agreement and at December 31, 2007 had no liability outstanding in connection with the agreement.


19)     LITIGATION

        A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". The complaint challenged the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs alleged that the change to the cash balance formula violated ERISA by reducing the rate of accruals based on age, failed to comply with ERISA's notice requirements and improperly applied the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violated ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violated ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim was dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In September 2006, the district court granted summary judgment in favor of the defendants. The court ruled that (a) the cash balance provisions of the Equitable Plan do not violate the age discrimination provisions of ERISA, (b) while the notice of plan changes provided to participants in 1990 was not adequate, the notice of plan changes provided to participants in 1992 satisfied the ERISA notice requirements regarding delivery and content, and (c) the claims of the named plaintiffs are barred by statute of limitations. The Court found that other individual class members were not precluded from asserting claims for additional benefit accruals from January 1991 through January 1993 to the extent that such individuals could show that the statute of limitations did not bar their claims. In October 2006, plaintiffs filed a notice of appeal. Defendants have cross-appealed. The appeal has been fully briefed.

        In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled MATTHEW WIGGENHORN V. EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. In June 2005, this case was transferred by the Judicial Panel on Multidistrict Litigation to the U.S. District Court in Maryland, where other market-timing related litigation is pending. In June 2005, plaintiff filed an amended complaint. In July 2005, AXA Equitable filed a motion to dismiss the amended complaint. In June 2006, AXA Equitable's motion to dismiss the amended complaint was granted and, in June 2006, plaintiff appealed. As of April 2007, the appeal is fully briefed.

        In June 2006, AXA Equitable received a demand for arbitration from Centre Life Insurance Company ("Centre Life") seeking to rescind the 100% quota share reinsurance agreement, effective July 1, 2000 between Centre Life and AXA Equitable, under which Centre Life reinsures portions of AXA Equitable's individual disability income insurance business. The arbitration demand alleges that AXA Equitable provided Centre Life with inaccurate and incomplete data upon which Centre Life relied in order to establish the reinsurance premium paid by AXA Equitable as consideration in the transaction. The demand alternatively seeks damages for the increase in reserves Centre Life alleges it was caused to record as a result of the difference in the data it originally relied upon and its present assessment of the data. The demand further alleges that Centre Life has paid expenses relating to the business in excess of its liability under the reinsurance agreement. In July 2007, Centre Life filed an amended arbitration claim, in which Centre Life alleges claims substantially similar to those included in the original arbitration claim and seeks damages of $191.4 million plus statutory interest and attorneys' fees. The arbitration is scheduled for March 2008.

        A putative class action entitled EAGAN ET AL. V. AXA EQUITABLE LIFE INSURANCE COMPANY was filed in the District Court for the Central District of California in December 2006 against AXA Equitable as plan sponsor and fiduciary for an ERISA retiree health plan. The action was brought by two plan participants on behalf of all past and present employees and agents who received retiree medical benefits from AXA Equitable at any time after January 1, 2004, or who will receive such benefits in 2006 or later, excluding certain retired agents. Plaintiffs allege that AXA Equitable's adoption of a revised version of its retiree health plan in 1993 (the "1993 Plan") was not authorized or effective. Plaintiffs contend that AXA Equitable has therefore breached the retiree health plan by imposing the terms of the 1993 Plan on plaintiffs and other retirees. Plaintiffs allege that, even if the 1993 Plan is controlling, AXA Equitable has violated the terms of the retiree health plan by imposing health care costs and coverages on plaintiffs and other retirees that are not authorized under the 1993 Plan. Plaintiffs also allege that AXA Equitable breached fiduciary duties owed to plaintiffs and retirees by allegedly misrepresenting and failing to disclose information to them. The plaintiffs seek compensatory damages, restitution and injunctive relief prohibiting AXA Equitable from violating the terms of the applicable plan, together with interest and attorneys' fees. In March 2007, AXA Equitable filed a motion to dismiss. In July 2007, the plaintiffs filed an amended complaint that (i) redefined the scope of the class to now include all retired employee and independent contractor agents formerly employed by AXA Equitable who received medical benefits after December 1, 2000 or who will receive such benefits in the future, excluding certain retired agents, and (ii) eliminated the claim based on a breach of fiduciary duty and certain claims related to health care costs. In September 2007, AXA Equitable filed its answer to the amended complaint. In October 2007, a discovery and motion schedule was set, with a trial date of May 2009.

        AXA Equitable and/or AXA Advisors LLC is currently the subject of four putative class actions pending in Federal court alleging certain wage and hour violations with regard to certain sales personnel. The cases were filed between July 2006 and September 2007. Each of the cases seek substantially the same relief under essentially the same theories of recovery: violation of the Fair Labor Standards Act for failure to pay minimum wage and overtime and violation of similar provisions under state labor laws in the respective states. In September 2007, the parties agreed to consolidate all four pending cases in the Northern District of California. The cases include the following: MEOLA V. AXA ADVISORS AND AXA EQUITABLE; LENNON V. AXA ADVISORS, ET AL.; BOLEA V. AXA ADVISORS, LLC AND AXA EQUITABLE, ET. AL.; AND DHRUV V. AXA ADVISORS, LLC, ET AL. Plaintiffs seek compensatory damages, restitution of all wages improperly withheld or deducted, punitive damages, penalties, and attorneys' fees.

        ALLIANCEBERNSTEIN LITIGATION

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled HINDO, ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND, ET AL. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint alleges that certain defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating various securities laws.

        Additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein.

        In April 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which AllianceBernstein previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of AllianceBernstein Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the type of matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.


20)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $656.7 million during 2008. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2007, 2006 and 2005, the Insurance Group statutory net income totaled $605.8 million, $532.3 million and $780.4 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $7,812.0 million and $7,907.5 million at December 31, 2007 and 2006, respectively. In 2007, 2006 and 2005, respectively, AXA Equitable paid shareholder dividends of $600.0 million, $600.0 million and $500.0 million.

        At December 31, 2007, the Insurance Group, in accordance with various government and state regulations, had $41.1 million of securities deposited with such government or state agencies.

        At December 31, 2007 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York Insurance Department ("NYID") and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2007.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and
        (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and shareholder's equity on a GAAP basis.

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net change in statutory surplus and
          capital stock....................................  $        71.7       $    1,386.5       $      779.6
        Change in AVR......................................         (167.2)             279.3              260.6
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................          (95.5)           1,665.8            1,040.2
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................          415.1             (144.3)             (56.6)
          DAC..............................................          620.1              674.1              598.0
          Deferred income taxes............................         (677.8)             517.3              227.6
          Valuation of investments.........................            2.8                2.6               40.0
          Valuation of investment subsidiary...............          461.7           (2,122.7)          (1,278.3)
          Change in fair value of guaranteed minimum
             income benefit reinsurance contracts..........            6.9              (14.8)              42.6
          Shareholder dividends paid......................           600.0              600.0              500.0
          Changes in non-admitted assets...................           19.4              (57.4)                .5
          Other, net.......................................         (150.3)             (72.6)             (71.1)
          GAAP adjustments for Wind-up Annuities ..........           31.2               28.8               30.9
                                                            -----------------   ----------------   -----------------
        Consolidated Net Earnings .........................  $     1,233.6       $    1,076.8       $    1,073.8
                                                            =================   ================   =================

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2007               2006                2005
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)

        Statutory surplus and capital stock................  $     6,569.3       $    6,497.6       $    5,111.1
        AVR................................................        1,242.7            1,409.9            1,130.6
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        7,812.0            7,907.5            6,241.7
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (2,270.2)          (2,574.1)          (2,351.0)
          DAC..............................................        9,019.3            8,316.5            7,557.3
          Deferred income taxes............................       (1,089.3)            (627.1)          (1,294.6)
          Valuation of investments.........................          457.1              867.9            1,281.6
          Valuation of investment subsidiary...............       (4,458.3)          (4,920.0)          (2,797.3)
          Fair value of GMIB
             reinsurance contracts.........................          124.7              117.8              132.6
          Non-admitted assets..............................        1,014.5              994.5            1,051.6
          Issuance of surplus notes........................         (524.8)            (524.8)            (524.8)
          Adjustment to initially apply SFAS No.158,
             net of income taxes...........................           --               (449.5)              --
          Other, net.......................................           76.0              433.6              225.4
          GAAP adjustments for Wind-up Annuities...........            1.5              (59.9)             (80.6)
                                                            -----------------   ----------------   ------------------
        Consolidated Shareholder's Equity..................  $    10,162.5       $    9,482.4       $    9,441.9
                                                            =================   ================   ==================


21)     BUSINESS SEGMENT INFORMATION

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2007               2006               2005
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)

       SEGMENT REVENUES:
       Insurance..........................................   $     6,938.0       $     5,966.9     $     5,754.1
       Investment Management (1)..........................         4,561.8             4,002.7           3,265.0
       Consolidation/elimination..........................           (91.4)              (90.0)            (84.7)
                                                            -----------------   ----------------  ------------------
       Total Revenues.....................................   $    11,408.4       $     9,879.6     $     8,934.4
                                                            =================   ================  ==================


       (1) Intersegment investment advisory and other fees of approximately $128.9 million, $120.8 million and $123.7 million for 2007, 2006 and 2005, respectively, are included in total revenues of the Investment Management segment.

       SEGMENT EARNINGS FROM CONTINUING                             2007               2006               2005
          OPERATIONS BEFORE INCOME                          -----------------   ------------------ -----------------
          TAXES AND MINORITY INTEREST:                                             (IN MILLIONS)
       Insurance..........................................   $     1,298.9      $       881.9      $     1,110.0
       Investment Management..............................         1,383.9            1,190.0              924.2
       Consolidation/elimination..........................            --                 --                 --
                                                            -----------------   ------------------ -----------------
       Total Earnings from Continuing Operations
          before Income Taxes and Minority Interest.......   $     2,682.8      $     2,071.9      $     2,034.2
                                                            =================   ================== =================


                                                                       DECEMBER 31,
                                                            ------------------------------------
                                                                  2007               2006
                                                            -----------------   ----------------
                                                                        (IN MILLIONS)

       SEGMENT ASSETS:
       Insurance..........................................   $   144,962.2       $   133,047.0
       Investment Management..............................        14,962.7            16,239.4
       Consolidation/elimination..........................             1.1                 (.3)
                                                            -----------------   ----------------
       Total Assets.......................................   $   159,926.0       $   149,286.1
                                                            =================   ================


        In accordance with SEC regulations, securities with a fair value of $2.37 billion and $2.01 billion have been segregated in a special reserve bank custody account at December 31, 2007 and 2006, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").


22)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2007 and 2006 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)
        2007
        ----
        Total Revenues................  $     2,677.9      $     2,608.2       $    2,938.5         $    3,183.8
                                       =================  =================   ==================   ==================

        Earnings from
          Continuing Operations.......  $       295.7      $       232.0       $      356.6         $      352.4
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       299.6      $       218.2       $      362.4         $      353.4
                                       =================  =================   ==================   ==================

        2006
        ----
        Total Revenues................  $     2,241.6      $     2,607.3       $    2,413.3         $    2,617.4
                                       =================  =================   ==================   ==================

        Earnings from
          Continuing Operations.......  $       232.5      $       315.3       $      280.5         $      219.2
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       235.2      $       314.2       $      308.6         $      218.8
                                       =================  =================   ==================   ==================


EQUI-VEST(SM)

Employer-Sponsored Retirement Programs


PROSPECTUS DATED MAY 1, 2008

Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. You should read the prospectuses for each Trust which contain important information about the portfolios.

--------------------------------------------------------------------------------

WHAT IS EQUI-VEST(SM)?


EQUI-VEST(SM) is a deferred annuity contract issued by AXA Equitable Life Insurance Company. It provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options and our guaranteed interest option or in our fixed maturity options ("investment options"). Each of these contracts may not currently be available in all states.



--------------------------------------------------------------------------------
Variable investment options
--------------------------------------------------------------------------------
Fixed income
--------------------------------------------------------------------------------
o AXA Conservative Allocation(1)        o EQ/JPMorgan Core Bond
o AXA Conservative-Plus Allocation(1)   o EQ/Long Term Bond
o EQ/AllianceBernstein Intermediate     o EQ/Money Market
  Government Securities                 o EQ/PIMCO Real Return
o EQ/AllianceBernstein Quality Bond     o EQ/Short Duration Bond
o EQ/Caywood-Scholl High Yield Bond     o Multimanager Core Bond
o EQ/Evergreen International Bond       o Multimanager High Yield
o EQ/Franklin Income
--------------------------------------------------------------------------------
Domestic stocks
--------------------------------------------------------------------------------
o AXA Aggressive Allocation(1)          o EQ/Marsico Focus
o AXA Moderate-Plus Allocation(1)       o EQ/Mid Cap Value PLUS(6)
o EQ/AllianceBernstein Common Stock     o EQ/Montag & Caldwell Growth
o EQ/AllianceBernstein Large Cap        o EQ/Mutual Shares
  Growth                                o EQ/Oppenheimer Main Street
o EQ/AllianceBernstein Small Cap          Opportunity
  Growth                                o EQ/Oppenheimer Main Street
o EQ/AllianceBernstein Value              Small Cap
o EQ/Ariel Appreciation II(2)           o EQ/Small Company Index
o EQ/AXA Rosenberg Value Long/Short     o EQ/T. Rowe Price Growth Stock
  Equity(3)                             o EQ/Templeton Growth
o EQ/BlackRock Basic Value Equity       o EQ/UBS Growth and Income
o EQ/Boston Advisors Equity Income      o EQ/Van Kampen Comstock
o EQ/Calvert Socially Responsible       o EQ/Van Kampen Mid Cap Growth
o EQ/Capital Guardian Growth            o EQ/Van Kampen Real Estate
o EQ/Capital Guardian Research          o Multimanager Aggressive Equity
o EQ/Davis New York Venture             o Multimanager Health Care
o EQ/Equity 500 Index                   o Multimanager Large Cap Core Equity
o EQ/Evergreen Omega                    o Multimanager Large Cap Growth
o EQ/FI Mid Cap                         o Multimanager Large Cap Value
o EQ/Franklin Small Cap Value           o Multimanager Mid Cap Growth
o EQ/Franklin Templeton Founding        o Multimanager Mid Cap Value
  Strategy                              o Multimanager Small Cap Growth
o EQ/GAMCO Mergers and Acquisitions     o Multimanager Small Cap Value
o EQ/GAMCO Small Company Value          o Multimanager Technology
o EQ/JPMorgan Value Opportunities       o Target 2015 Allocation
o EQ/Large Cap Core PLUS(4)             o Target 2025 Allocation
o EQ/Large Cap Growth PLUS(5)           o Target 2035 Allocation
o EQ/Legg Mason Value Equity            o Target 2045 Allocation
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
International stocks
--------------------------------------------------------------------------------
o EQ/AllianceBernstein International    o EQ/Oppenheimer Global
o EQ/BlackRock International Value      o EQ/Van Kampen Emerging Markets
o EQ/International Core PLUS(7)           Equity
o EQ/International Growth               o Multimanager International Equity
--------------------------------------------------------------------------------
Balanced/hybrid
--------------------------------------------------------------------------------
o AXA Moderate Allocation(1)
--------------------------------------------------------------------------------
(1) The AXA Allocation portfolios.
(2) The EQ/Ariel Appreciation II option is not available under EDC and TSA contracts.
(3) The EQ/AXA Rosenberg Value Long/Short Equity option is not available for new contributions or incoming transfers for certain TSA contract owners in the State of Texas. (See Appendix IV.)
(4) Formerly named "MarketPLUS Large Cap Core."
(5) Formerly named "MarketPLUS Large Cap Growth."
(6) Formerly named "MarketPLUS Mid Cap Value."
(7) Formerly named "MarketPLUS International Core."

You allocate amounts to the variable investment options, under your choice of investment method subject to any restrictions. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio ("portfolio") of the AXA Premier VIP Trust or EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio. You may also allocate amounts to the guaranteed interest option and the fixed maturity options, which are discussed later in this prospectus.


The SEC has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                                         X02003

TYPES OF CONTRACTS. For existing and new contract owners, we offer different "series" of contracts for use as:

Employer-funded traditional individual retirement annuities ("IRAs"):

o   A simplified employee pension plan ("SEP") sponsored by an employer.

o SEPs funded by salary reduction arrangements ("SARSEPs") for plans established by employers before January 1, 1997. Although we still issue these contracts to employees whose employer's plans enrolled on this basis, plans of this type are no longer available under EQUI-VEST(SM) to new employer groups without existing plans.
o   SIMPLE IRAs funded by employee salary reduction and employer contributions.

Other employer-sponsored contracts:

o Trusteed contracts to fund defined contribution "HR-10" or "Keogh" plans of employers who are sole proprietorships, partnerships, or business trusts, or plans of corporations, including non-profit organizations and states or local governmental entities.

o   Annuitant-Owned contracts to fund defined contribution HR-10 or Keogh plans.

o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity (basic "TSA") for public schools and nonprofit entities under Internal Revenue Code
    Section 501(c)(3).

o A TSA annuity issued to participants of TSA plans generally sponsored by universities ("University TSA") that prohibits loans and has restrictions not included in a basic TSA.

o To fund Internal Revenue Code Section 457 employee deferred compensation ("EDC") plans of state and municipal governments and tax-exempt organizations.

Minimum contribution amounts of $20 may be made under the contract.

For existing contract owners only:

o   Original contracts (see Appendix 1).


Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2008, is a part of one of the registration statements. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4956, Syracuse, NY 13221-4956 or calling
(800) 628-6673. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.


Although this prospectus is primarily designed for potential purchasers of the contract, you may have previously purchased a contract and are receiving this prospectus as a current contract owner. If you are a current contract owner, you should note that the options, features and charges of the contract may have varied over time and may vary depending on your state. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your contract and/or see Appendices I and IV.

Contents of this prospectus
--------------------------------------------------------------------------------
EQUI-VEST(SM)
--------------------------------------------------------------------------------
Index of key words and phrases                                                 5
Who is AXA Equitable?                                                          7
How to reach us                                                                8
EQUI-VEST(SM) employer-sponsored retirement programs
     at a glance -- key features                                              10

--------------------------------------------------------------------------------
FEE TABLE                                                                     13
--------------------------------------------------------------------------------
Examples                                                                      16
Examples: EQUI-VEST(SM) series 100 and 200 contracts                          18
Examples: EQUI-VEST(SM) series 200 Trusteed contracts                         20
Examples: EQUI-VEST(SM) series 300 contracts                                  22
Examples: EQUI-VEST(SM) series 400 contracts                                  24
Condensed financial information                                               26



--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                             27
--------------------------------------------------------------------------------
How you can purchase and contribute to your contract                          27
Owner and annuitant requirements                                              29
How you can make your contributions                                           29
What are your investment options under the contract?                          29
Portfolios of the Trusts                                                      30
Selecting your investment method                                              36
ERISA considerations for employers                                            37
Allocating your contributions                                                 37
Your right to cancel within a certain number of days                          37



--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                          38
--------------------------------------------------------------------------------
Your account value and cash value                                             38
Your contract's value in the variable investment options                      38
Your contract's value in the guaranteed interest option                       38
Your contract's value in the fixed maturity options                           38



--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG
     INVESTMENT OPTIONS                                                       39
--------------------------------------------------------------------------------
Transferring your account value                                               39
Disruptive transfer activity                                                  39
Automatic transfer options                                                    40
Investment simplifier                                                         40
Rebalancing your account value                                                41


----------------------
"We," "our" and "us" refer to AXA Equitable.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.


                                                  Contents of this prospectus  3

--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                       42
--------------------------------------------------------------------------------
Withdrawing your account value                                                42
How withdrawals are taken from your account value                             43
Loans under TSA, governmental employer EDC and Corporate
     Trusteed contracts                                                       43
Termination                                                                   44
Texas ORP participants                                                        44
When to expect payments                                                       44
Your annuity payout options                                                   44



--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                       47
--------------------------------------------------------------------------------
Charges that AXA Equitable deducts                                            47
Charges under the contracts                                                   47
For all contract series                                                       51
Charges that the Trusts deduct                                                51
Variation in charges                                                          52



--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT                                                   53
--------------------------------------------------------------------------------
Your beneficiary and payment of benefit                                       53
How death benefit payment is made                                             53
Beneficiary continuation option (For TSAs, SEPs, SARSEP
     and SIMPLE IRAs only)                                                    53



--------------------------------------------------------------------------------
7. TAX INFORMATION                                                           55
--------------------------------------------------------------------------------
Tax information and ERISA matters                                             55
Buying a contract to fund a retirement arrangement                            55
Special rules for tax-favored retirement programs                             55
Additional "Saver's Credit" for salary reduction contributions to
     certain plans or a traditional IRA or Roth IRA                           55
Qualified plans                                                               56
Tax-sheltered annuity arrangements (TSAs)                                     56
Distributions from Qualified Plans and TSAs                                   58
Simplified Employee Pensions (SEPs)                                           61
SIMPLE IRAs (Savings Incentive Match Plan)                                    61
Public and tax-exempt organization employee
     deferred compensation plans (EDC Plans)                                  62
Traditional Individual Retirement Annuities
     (traditional IRAs)                                                       63
ERISA matters                                                                 70
Certain rules applicable to plans designed
     to comply with Section 404(c) of ERISA                                   71
Federal and state income tax withholding and
     information reporting                                                    71
Federal income tax withholding on periodic annuity payments                   71
Federal income tax withholding on non-periodic annuity
     payments (withdrawals)                                                   71
Mandatory withholding from TSA, governmental employer EDC
     and qualified plan distributions                                         72
Impact of taxes to AXA Equitable                                              72



--------------------------------------------------------------------------------
8. MORE INFORMATION                                                           73
--------------------------------------------------------------------------------
About our Separate Account A                                                  73
About the Trusts                                                              73
About our fixed maturity options                                              73
About the general account                                                     74
About other methods of payment                                                75
Dates and prices at which contract events occur                               75
About your voting rights                                                      75
About legal proceedings                                                       76
Financial statements                                                          76
Transfers of ownership, collateral assignments,
     loans, and borrowing                                                     76
Funding changes                                                               76
Distribution of the contracts                                                 76



--------------------------------------------------------------------------------
9. INCORPORATION OF CERTAIN DOCUMENTS
     BY REFERENCE                                                           78
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
I   -- Original contracts                                                    I-1
II  -- Condensed financial information                                      II-1
III -- Market value adjustment example                                     III-1
IV  -- State contract availability and/or variations of
       certain features and benefits                                        IV-1

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------


4  Contents of this prospectus

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.

                                                                            Page
   account value                                                              38
   annuitant                                                                  37
   annuity payout options                                                     29
   Annuitant-Owned HR-10                                                   cover
   beneficiary                                                                53
   beneficiary continuation option                                            53
   business day                                                               75
   cash value                                                                 38
   contract date                                                              11
   contract date anniversary                                                  11
   contract year                                                              11
   contributions                                                              27
   disruptive transfer activity                                               39
   DOL                                                                        56
   EDC                                                                     cover
   EQAccess                                                                    8
   ERISA                                                                      37
   elective deferral contributions                                            56
   fixed maturity amount                                                      35
   fixed maturity option                                                      35
   guaranteed interest option                                                 35
   IRA                                                                     cover
   investment options                                                  cover, 29
   market adjusted amount                                                     35
   market timing                                                              39
   market value adjustment                                                    35
   maturity value                                                             35
   nonelective contribution                                                   62
   Original contracts                                                 Appendix I
   partial withdrawals                                                        42
   portfolio                                                               cover
   processing office                                                           8
   rate to maturity                                                           35
   Required Beginning Date                                                    69
   SAI                                                                     cover
   SEC                                                                     cover
   salary reduction contributions                                             55
   SARSEP                                                                  cover
   SEP                                                                     cover
   SIMPLE IRA                                                              cover
   TOPS                                                                        8
   Trusteed contracts                                                      cover
   TSA                                                                     cover
   Trusts                                                                  cover
   unit                                                                       38
   unit investment trust                                                      73
   variable investment options                                         cover, 29

To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.


--------------------------------------------------------------------------------
Prospectus                    Contract or Supplemental Materials
--------------------------------------------------------------------------------
fixed maturity options        Guarantee Periods or Fixed Maturity Accounts
variable investment options   Investment Funds or Investment Divisions
account value                 Annuity Account Value
rate to maturity              Guaranteed Rates
guaranteed interest option    Guaranteed Interest Account
unit                          Accumulation unit
unit value                    Accumulation unit value
--------------------------------------------------------------------------------


                                                Index of key words and phrases 5

In this prospectus, we use a "series" number when necessary to identify a particular contract. We discuss four series of contracts. Once you have purchased a contract you can identify the EQUI-VEST(SM) series you have by referring to your confirmation notice, or you may contact your financial professional, or you may call our toll-free number. The series designations are as follows:

     -------------------------------------------------------------------------------------------------------------
     TSA, SEP, EDC, Annuitant-Owned HR-10 and Trusteed contracts.           series 100

                                                                            This series is no longer available for
                                                                            new purchasers except in NY and NJ
                                                                            (for TSA, EDC and Trusteed).
     -------------------------------------------------------------------------------------------------------------
     TSA, EDC, Annuitant-Owned HR-10, Trusteed, SEP and SARSEP contracts.   series 200

                                                                            This series is available for new
                                                                            purchasers of TSA, EDC, Trusteed, and
                                                                            Annuitant-Owned HR-10 contracts in
                                                                            all states except in NY and NJ. Also
                                                                            available for SEP and SARSEP contracts
                                                                            in MD, OR and WA.
     -------------------------------------------------------------------------------------------------------------
     SEP and SARSEP contracts in all states except in MD, OR and WA.        series 300
     -------------------------------------------------------------------------------------------------------------
     SIMPLE IRA contracts in all approved states.                           series 400
     -------------------------------------------------------------------------------------------------------------

We also have contracts that we refer to as "Original contracts." These contracts are no longer available for new purchasers. Any information about original contracts which is different from the current series we offer can be found in Appendix I, which will be referenced throughout this prospectus when it applies.


6 Index of key words and phrases

Who is AXA Equitable?

--------------------------------------------------------------------------------


We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $888.6 billion in assets as of December 31, 2007. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



                                                        Who is AXA Equitable?  7

HOW TO REACH US


Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

For correspondence with checks:



------------------------------------------------------
FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
------------------------------------------------------
AXA Equitable
EQUI-VEST(SM)
Unit Collections
P.O. Box 13463
Newark, NJ 07188-0463


------------------------------------------------------
FOR TSA, GOVERNMENTAL EMPLOYER EDC AND CORPORATE
TRUSTEED LOAN REPAYMENTS SENT BY REGULAR MAIL:
------------------------------------------------------
AXA Equitable
EQUI-VEST(SM) Loan Repayments Lockbox
P.O. Box 13496
Newark, NJ 07188-0496


------------------------------------------------------
FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
------------------------------------------------------
AXA Equitable
JPMorganChase
EQUI-VEST(SM) Lockbox #13463
4 Chase Metrotech Center (7th Floor)
Brooklyn, NY 11245-0001
Telephone number to be listed on express mail packages
Attn: Extraction Supervisor, (718) 242-2992

For correspondence without checks:

------------------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT
BY REGULAR MAIL:
------------------------------------------------------
AXA Equitable
EQUI-VEST(SM) Processing Office
P.O. Box 4956
Syracuse, NY 13221-4956

------------------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT
BY EXPRESS DELIVERY:
------------------------------------------------------
AXA Equitable
EQUI-VEST(SM) Processing Office
100 Madison Street, Suite 1000
Syracuse, NY 13202

                       ----------------------------------
Your correspondence will be picked up at the mailing address noted above and delivered to the appropriate processing office. Your correspondence, however, is not considered received by us until it is received at one of our processing offices. Our processing office for correspondence with checks is 4 Chase Metrotech Center, 7th Floor, Brooklyn, NY. Our processing office for all other communications is 100 Madison Street, Suite 100, Syracuse, NY.


------------------------------------------------------
REPORTS WE PROVIDE:
------------------------------------------------------
o   written confirmation of financial transactions;

o quarterly statements of your contract values as of the close of each calendar quarter; and

o annual statement of your contract values as of your contract date anniversary.

------------------------------------------------------
TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
EQACCESS SYSTEMS
------------------------------------------------------
TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o   your current account value;

o   your current allocation percentages;

o   the number of units you have in the variable investment options;

o   rates to maturity for fixed maturity options;

o   the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the variable investment options and the guaranteed interest option (not available for transfers to fixed maturity options); and

o change your TOPS personal identification number ("PIN") (through TOPS only) and your EQAccess password (through EQAccess only).

Under TOPS only you can:

o   elect the investment simplifier.

Under EQAccess only you can:

o   elect to receive certain contract statements electronically;

o   change your address; and

o   access "Frequently Asked Questions" and certain service forms.


TOPS and EQAccess are normally available seven days a week, 24 hours a day. You can use TOPS by calling toll free (800)755-7777. You may use EQAccess by visiting our website at www.axaonline.com and logging in to access your account. Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine.


8  Who is AXA Equitable?

For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this prospectus).


------------------------------------------------------
CUSTOMER SERVICE REPRESENTATIVE:
------------------------------------------------------


You may also use our toll-free number (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m., Eastern Time.


Hearing or speech-impaired clients may call the AT&T National Relay Number at
(800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you, via the TDD.

------------------------------------------------------
TOLL-FREE TELEPHONE SERVICE:
------------------------------------------------------
You may reach us toll-free by calling 1 (800) 841-0801 for a recording of daily unit values for the variable investment options.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1) election of the automatic investment program (not applicable to all contracts);

(2)   election of the investment simplifier;

(3)   election of the automatic deposit service;

(4)   election of the rebalancing program;

(5)   election of required minimum distribution automatic withdrawal option;

(6) election of beneficiary continuation option (TSA, SEP, SARSEP, and SIMPLE IRA contracts only);

(7)   transfer/rollover of assets to another carrier;

(8) request for a loan (ERISA and non-ERISA TSA, governmental employer EDC (subject to state availability) and Corporate Trusteed contracts);

(9)   tax withholding election; and

(10)  contract surrender and withdrawal requests.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)   address changes;

(2)   beneficiary changes;

(3)   transfers among investment options; and

(4)   change of ownership (when applicable).


TO CHANGE OR CANCEL ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)   automatic investment program;

(2)   investment simplifier;

(3)   rebalancing program;

(4)   systematic withdrawals; and

(5)   the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. For TSA, SEP, and SIMPLE IRA contracts we need the annuitant's signature and in some cases the Plan Administrator's signature if the Plan requires it.


                                                        Who is AXA Equitable?  9

EQUI-VEST(SM) employer-sponsored retirement programs at a glance -- key features


------------------------------------------------------------------------------------------------------------------------------------
Professional           EQUI-VEST(SM)'s variable investment options invest in different portfolios sub-advised by
investment             professional investment advisers.
management
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed             o Principal and interest guarantees
interest option
                       o Interest rates set periodically
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturity         o 10 (7 in Oregon) fixed maturity options with maturities ranging from approximately 1 to 10
options                  years (1 to 7 in Oregon).

                       o Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                       -------------------------------------------------------------------------------------------------------------
                       If you make any withdrawals (including transfers, surrender or termination of your contract or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option.
                       -------------------------------------------------------------------------------------------------------------
                       Only available for contracts in states where approved.
------------------------------------------------------------------------------------------------------------------------------------
Tax advantages         o On earnings inside       No tax until you make withdrawals from your contract or receive
                         the contract             annuity payments.

                       o On transfers inside      No tax on transfers among investment options.
                         the contract
                       -------------------------------------------------------------------------------------------------------------
                       Because you are purchasing an annuity contract as a Tax Sheltered Annuity (TSA), or to fund a qualified employer sponsored retirement arrangement, you should be aware that such contracts do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," later in this prospectus.)
------------------------------------------------------------------------------------------------------------------------------------
Contribution amounts   o $20 (minimum) each contribution

                       o Maximum contribution limitations may apply. In general, contributions are limited to $1.5 million under all
                         EQUI-VEST(SM) series and EQUI-VEST(SM) At Retirement(SM) contracts with the same owner or annuitant
                         ($500,000 for owners or annuitants who are age 81 and older at contract issue.)
------------------------------------------------------------------------------------------------------------------------------------
Access to your money   o Partial withdrawals

                       o Several withdrawal options on a periodic basis

                       o Contract surrender

                       Withdrawals are subject to the terms of the plan and may be limited. You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a penalty tax.
------------------------------------------------------------------------------------------------------------------------------------
Payout options         o Fixed annuity payout options

                       o Variable Immediate Annuity payout options (described in a separate prospectus for that option)
------------------------------------------------------------------------------------------------------------------------------------



10 EQUI-VEST(SM) employer-sponsored
retirement programs at a glance -- key features

------------------------------------------------------------------------------------------------------------------------------------
Additional features   o Dollar cost averaging by automatic transfers
                        -- Interest sweep option
                        -- Fixed dollar option

                      o Automatic investment program (not applicable to all contracts)

                      o Account value rebalancing (quarterly, semiannually, and annually)

                      o No charge on transfers among investment options

                      o Waiver of withdrawal charge under certain circumstances

                      o Minimum death benefit
------------------------------------------------------------------------------------------------------------------------------------
Fees and charges      o Daily charge on amounts invested in variable investment options for mortality and expense risks and other expenses at annual rates determined by contract series:
                        series 100 and 200 -- 1.34%; two options at 1.40%, currently (maximum of 1.49%).
                        series 300 and 400: 1.34%; four options at 1.35% (maximum of 2.00% for series 400).

                      o Annual administrative charge*:
                        series 100 and 200: $30 or 2% of the account value plus any amounts previously withdrawn during the contract year, if less.
                        series 300 and 400: $30 ($65 maximum) during the first two contract years or 2% of the account value plus any amounts previously withdrawn during the contract year, if less; $30 thereafter ($65 maximum).
                        * For individuals who own multiple contracts with combined account values over $100,000, this charge may be waived. See "Annual administrative charge" in "Charges and expenses" later in this prospectus.

                      o Charge for third-party transfer (such as in the case of a trustee-to-trustee transfer for an IRA contract)
                        or exchange (if your contract is exchanged for a contract issued by another insurance company):
                        series 100 and 200: none
                        series 300 and 400: $25 current per occurrence ($65 maximum).

                      o No sales charge deducted at the time you make contributions.

                      o Withdrawal charge:
                        -- series 300, 400, and Trusteed contracts under series 100 and 200: We deduct a charge equal to 6% of contributions that have been withdrawn if such contributions were made in the current and five prior contract years.

                        All SEP, SARSEP, TSA, EDC and Annuitant-owned HR-10 contracts under series 100 and 200: 6% of amount withdrawn, generally declining for the first through 12th contract years. The total of all withdrawal charges may not exceed 8% of all contributions made during a specified period before the withdrawal is made.

                        There is no charge in any contract year in which the amount withdrawn does not exceed 10% of your account value as of date of the withdrawal, minus prior withdrawals in that contract year. Under certain circumstances the withdrawal charge will not apply. They are discussed in "Charges and expenses" later in this prospectus.

                      -------------------------------------------------------------------------------------------------------------
                      The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary." For example if your contract date is May 1, your contract date anniversary is April 30.
                      ------------------------------------------------------------------------------------------------------------

                      o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. The charge is generally deducted from the amount applied to an annuity payout option.

                      o We deduct a $350 annuity administrative fee from amounts applied to a Variable Immediate Annuity payout option. This option is described in a separate prospectus that is available from your financial professional.

                      o Annual expenses of the Trusts' portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. Please see "Fee Table" later in this prospectus for details.
------------------------------------------------------------------------------------------------------------------------------------


THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY, OR MAY BE IMPOSED BY EMPLOYERS UNDER THEIR PLANS. MAXIMUM EXPENSE LIMITATIONS APPLY TO CERTAIN VARIABLE INVESTMENT OPTIONS, AND RIGHTS ARE RESERVED


                                     EQUI-VEST(SM) employer-sponsored retirement
                                         programs at a glance -- key features 11

TO CHANGE OR WAIVE CERTAIN CHARGES WITHIN SPECIFIED LIMITS. ALSO, ALL FEATURES OF THE CONTRACT, INCLUDING ALL VARIABLE INVESTMENT OPTIONS, ARE NOT NECESSARILY AVAILABLE IN YOUR STATE OR AT CERTAIN AGES OR UNDER YOUR INVESTMENT METHOD (SEE "SELECTING YOUR INVESTMENT METHOD" LATER IN THIS PROSPECTUS).


For more detailed information we urge you to read the contents of this prospectus, as well as your contract. This prospectus provides a description of all material provisions of the contract. Please feel free to speak with your financial professional, or call us, if you have any questions. If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" later in this prospectus for additional information.



OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same Selling broker-dealer. Some Selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the Selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance. Some Selling broker-dealers may limit their clients from purchasing some optional benefits based upon the client's age.


12 EQUI-VEST(SM) employer-sponsored retirement programs at a glance -- key features

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase a Variable Immediate Annuity payout option or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

---------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your account value at the time you request certain transactions
---------------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions, or amounts with-
drawn, depending on the contract and series (deducted if you surrender your
contract or make certain withdrawals)(1)                                                   6.00%

Charge if you elect a Variable Immediate Annuity payout option (which is described
in a separate prospectus for that option)                                                  $350

Charge for third-party transfer or exchange                                                series 100 and 200: none
                                                                                           series 300 and 400: $65 maximum for
                                                                                           each occurrence;
                                                                                           currently $25 for each occurrence.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying Trust portfolio fees and expenses.
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your account value on each contract date anniversary
---------------------------------------------------------------------------------------------------------------------------------
Annual administrative charge(2)
                                                                                           The lesser of $30 or 2% of
                                                                                           your account value, plus any
                                                                                           prior withdrawals during the
  For series 100 and 200:                                                                  contract year.

  For series 300 and 400:                                                                  $65 maximum ($30 current)

Net Loan interest charge(3)--TSA, governmental employer EDC and Corporate
Trusted contracts (calculated and deducted daily as a percentage of the
outstanding loan amount):                                                                  2.00%.

---------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
---------------------------------------------------------------------------------------------------------------------------------

                                             EQ/AllianceBernstein               All Other
Separate account                                 Common Stock               Variable Investment
annual expenses:                            EQ/Money Market Options              Options
                                         -----------------------------  ---------------------------
                                           series 100      series 200     series 100    series 200     series 300    series 400
                                         -------------   -------------  ------------- -------------  -------------  ------------
Maximum mortality and expense risk(4)    0.65%           1.24%          0.50%         1.09%          1.10%          1.75%
                                         (currently      (currently                                                 (currently
                                         0.56%)          1.15%)                                                     1.10%)

Maximum other expenses(5)                0.84%           0.25%          0.84%         0.25%          0.25%          0.25%
                                                                                                     (currently     (currently
                                                                                                     0.24%)(7)      0.24%)(7)
                                         -------------   -------------  -----------   -------------  -------------  ------------
Maximum total Separate Account A         1.49%           1.49%          1.34%         1.34%          1.35%          2.00%
annual expenses(6)                       =============   =============  ===========   =============  =============  ============
                                         (currently      (currently                                  (currently     (currently
                                         1.40%)          1.40%)                                      1.34%)(7)      1.34%)(7)


                                                                    Fee table 13

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.


---------------------------------------------------------------------------------------------------------
 Portfolio operating expenses expressed as an annual percentage of daily net assets
---------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2007 (expenses that are deducted        Lowest     Highest
from portfolio assets including management fees, 12b-1 fees, service fees, and/or     ------     -------
other expenses)(8)                                                                    0.38%      3.71%
---------------------------------------------------------------------------------------------------------



This table shows the fees and expenses for 2007 as an annual percentage of each portfolio's daily average net assets.

-------------------------------------------------------------------------------------------
                                                         Manage-
                                                          ment       12b-1      Other
 Portfolio Name                                          Fees(9)    Fees(10) Expenses(11)
-------------------------------------------------------------------------------------------
 AXA Premier VIP Trust:
-------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                 0.10%      0.25%      0.17%
AXA Conservative Allocation                               0.10%      0.25%      0.21%
AXA Conservative-Plus Allocation                          0.10%      0.25%      0.19%
AXA Moderate Allocation                                   0.10%       --        0.17%
AXA Moderate-Plus Allocation                              0.10%      0.25%      0.17%
Multimanager Aggressive Equity                            0.60%       --        0.19%
Multimanager Core Bond                                    0.58%      0.25%      0.18%
Multimanager Health Care                                  1.20%      0.25%      0.23%
Multimanager High Yield                                   0.57%       --        0.19%
Multimanager International Equity                         1.00%      0.25%      0.23%
Multimanager Large Cap Core Equity                        0.89%      0.25%      0.21%
Multimanager Large Cap Growth                             0.90%      0.25%      0.22%
Multimanager Large Cap Value                              0.87%      0.25%      0.20%
Multimanager Mid Cap Growth                               1.10%      0.25%      0.20%
Multimanager Mid Cap Value                                1.09%      0.25%      0.20%
Multimanager Small Cap Growth                             1.05%      0.25%      0.27%
Multimanager Small Cap Value                              1.03%      0.25%      0.18%
Multimanager Technology                                   1.20%      0.25%      0.22%
Target 2015 Allocation                                    0.10%      0.25%      1.71%
Target 2025 Allocation                                    0.10%      0.25%      1.41%
Target 2035 Allocation                                    0.10%      0.25%      2.38%
Target 2045 Allocation                                    0.10%      0.25%      2.81%
-------------------------------------------------------------------------------------------
 EQ Advisors Trust:
-------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                         0.47%       --        0.13%
EQ/AllianceBernstein Intermediate Government Securities   0.50%       --        0.13%
EQ/AllianceBernstein International                        0.71%       --        0.18%
EQ/AllianceBernstein Large Cap Growth                     0.90%      0.25%      0.13%
EQ/AllianceBernstein Quality Bond                         0.50%       --        0.14%
EQ/AllianceBernstein Small Cap Growth                     0.74%       --        0.13%
EQ/AllianceBernstein Value                                0.59%       --        0.12%
EQ/Ariel Appreciation II(14)                              0.75%      0.25%      0.26%
EQ/AXA Rosenberg Value Long/Short Equity                  1.40%      0.25%      1.91%
EQ/BlackRock Basic Value Equity                           0.55%      0.25%      0.13%
EQ/BlackRock International Value                          0.81%      0.25%      0.19%
EQ/Boston Advisors Equity Income                          0.75%      0.25%      0.14%
EQ/Calvert Socially Responsible                           0.65%      0.25%      0.23%
EQ/Capital Guardian Growth                                0.65%      0.25%      0.14%
EQ/Capital Guardian Research                              0.63%      0.25%      0.13%
EQ/Caywood-Scholl High Yield Bond                         0.60%      0.25%      0.16%
EQ/Davis New York Venture                                 0.85%      0.25%      0.18%
EQ/Equity 500 Index                                       0.25%       --        0.13%
EQ/Evergreen International Bond                           0.70%      0.25%      0.17%
EQ/Evergreen Omega                                        0.65%      0.25%      0.25%
-------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                                       Total
                                                        Acquired       Annual                    Net
                                                          Fund        Expenses     Fee Waiv-    Annual
                                                        Fees and       (Before    ers and/or   Expenses
                                                        Expenses       Expense     Expense      (After
                                                      (Underlying      Limita-    Reimburse-    Expense
 Portfolio Name                                      Portfolios)(12)    tions)     ments(13)  Limitations)
-----------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust:
-----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                 0.92%         1.44%      (0.17)%      1.27%
AXA Conservative Allocation                               0.69%         1.25%      (0.21)%      1.04%
AXA Conservative-Plus Allocation                          0.76%         1.30%      (0.19)%      1.11%
AXA Moderate Allocation                                   0.82%         1.09%      (0.17)%      0.92%
AXA Moderate-Plus Allocation                              0.86%         1.38%      (0.17)%      1.21%
Multimanager Aggressive Equity                             --           0.79%        --         0.79%
Multimanager Core Bond                                     --           1.01%      (0.01)%      1.00%
Multimanager Health Care                                   --           1.68%       0.00%       1.68%
Multimanager High Yield                                    --           0.76%        --         0.76%
Multimanager International Equity                          --           1.48%       0.00%       1.48%
Multimanager Large Cap Core Equity                         --           1.35%       0.00%       1.35%
Multimanager Large Cap Growth                              --           1.37%      (0.02)%      1.35%
Multimanager Large Cap Value                               --           1.32%       0.00%       1.32%
Multimanager Mid Cap Growth                                --           1.55%       0.00%       1.55%
Multimanager Mid Cap Value                                 --           1.54%       0.00%       1.54%
Multimanager Small Cap Growth                              --           1.57%      (0.02)%      1.55%
Multimanager Small Cap Value                               --           1.46%       0.00%       1.46%
Multimanager Technology                                   0.01%         1.68%       0.00%       1.68%
Target 2015 Allocation                                    0.55%         2.61%      (1.46)%      1.15%
Target 2025 Allocation                                    0.55%         2.31%      (1.16)%      1.15%
Target 2035 Allocation                                    0.55%         3.28%      (2.13)%      1.15%
Target 2045 Allocation                                    0.55%         3.71%      (2.56)%      1.15%
-----------------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
-----------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                          --           0.60%        --         0.60%
EQ/AllianceBernstein Intermediate Government Securities    --           0.63%        --         0.63%
EQ/AllianceBernstein International                         --           0.89%      (0.04)%      0.85%
EQ/AllianceBernstein Large Cap Growth                      --           1.28%      (0.23)%      1.05%
EQ/AllianceBernstein Quality Bond                          --           0.64%        --         0.64%
EQ/AllianceBernstein Small Cap Growth                      --           0.87%        --         0.87%
EQ/AllianceBernstein Value                                 --           0.71%      (0.01)%      0.70%
EQ/Ariel Appreciation II(14)                               --           1.26%      (0.11)%      1.15%
EQ/AXA Rosenberg Value Long/Short Equity                   --           3.56%       0.00%       3.56%
EQ/BlackRock Basic Value Equity                            --           0.93%       0.00%       0.93%
EQ/BlackRock International Value                           --           1.25%       0.00%       1.25%
EQ/Boston Advisors Equity Income                           --           1.14%      (0.09)%      1.05%
EQ/Calvert Socially Responsible                            --           1.13%      (0.08)%      1.05%
EQ/Capital Guardian Growth                                0.01%         1.05%      (0.09)%      0.96%
EQ/Capital Guardian Research                               --           1.01%      (0.06)%      0.95%
EQ/Caywood-Scholl High Yield Bond                          --           1.01%      (0.01)%      1.00%
EQ/Davis New York Venture                                  --           1.28%       0.00%       1.28%
EQ/Equity 500 Index                                        --           0.38%        --         0.38%
EQ/Evergreen International Bond                            --           1.12%       0.00%       1.12%
EQ/Evergreen Omega                                         --           1.15%       0.00%       1.15%
-----------------------------------------------------------------------------------------------------------



14 Fee table

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Total
                                                                              Acquired        Annual                     Net
                                                                                Fund         Expenses    Fee Waiv-      Annual
                                                                              Fees and       (Before    ers and/or     Expenses
                                         Manage-                              Expenses       Expense     Expense       (After
                                          ment       12b-1      Other        (Underlying      Limita-   Reimburse-     Expense
 Portfolio Name                          Fees(9)    Fees(10) Expenses(11)  Portfolios)(12)    tions)     ments(13)   Limitations)
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                             0.68%      0.25%      0.13%            --           1.06%      (0.06)%        1.00%
EQ/Franklin Income                        0.90%      0.25%      0.15%            --           1.30%       0.00%         1.30%
EQ/Franklin Small Cap Value               0.90%      0.25%      0.18%            --           1.33%      (0.03)%        1.30%
EQ/Franklin Templeton Founding Strategy   0.05%      0.25%      0.22%           1.05%         1.57%      (0.12)%        1.45%(15)
EQ/GAMCO Mergers and Acquisitions         0.90%      0.25%      0.19%            --           1.34%       0.00%         1.34%
EQ/GAMCO Small Company Value              0.76%      0.25%      0.12%            --           1.13%       0.00%         1.13%
EQ/International Core PLUS                0.60%      0.25%      0.30%           0.04%         1.19%      (0.05)%        1.14%
EQ/International Growth                   0.85%      0.25%      0.27%            --           1.37%       0.00%         1.37%
EQ/JPMorgan Core Bond                     0.43%      0.25%      0.13%            --           0.81%       0.00%         0.81%
EQ/JPMorgan Value Opportunities           0.60%      0.25%      0.14%            --           0.99%      (0.04)%        0.95%
EQ/Large Cap Core PLUS                    0.50%      0.25%      0.25%           0.02%         1.02%      (0.05)%        0.97%
EQ/Large Cap Growth PLUS                  0.50%      0.25%      0.24%           0.02%         1.01%      (0.04)%        0.97%
EQ/Legg Mason Value Equity                0.65%      0.25%      0.17%            --           1.07%      (0.07)%        1.00%
EQ/Long Term Bond                         0.40%      0.25%      0.13%            --           0.78%       0.00%         0.78%
EQ/Lord Abbett Growth and Income          0.65%      0.25%      0.16%            --           1.06%      (0.06)%        1.00%
EQ/Lord Abbett Large Cap Core             0.65%      0.25%      0.21%            --           1.11%      (0.11)%        1.00%
EQ/Lord Abbett Mid Cap Value              0.70%      0.25%      0.15%            --           1.10%      (0.05)%        1.05%
EQ/Marsico Focus                          0.85%      0.25%      0.13%            --           1.23%      (0.08)%        1.15%
EQ/Mid Cap Value PLUS                     0.55%      0.25%      0.24%           0.02%         1.06%      (0.04)%        1.02%
EQ/Money Market                           0.32%       --        0.13%            --           0.45%        --           0.45%
EQ/Montag & Caldwell Growth               0.75%      0.25%      0.15%            --           1.15%       0.00%         1.15%
EQ/Mutual Shares                          0.90%      0.25%      0.21%            --           1.36%      (0.06)%        1.30%
EQ/Oppenheimer Global                     0.95%      0.25%      0.51%           0.01%         1.72%      (0.36)%        1.36%
EQ/Oppenheimer Main Street Opportunity    0.85%      0.25%      0.45%           0.01%         1.56%      (0.25)%        1.31%
EQ/Oppenheimer Main Street Small Cap      0.90%      0.25%      0.48%           0.01%         1.64%      (0.33)%        1.31%
EQ/PIMCO Real Return                      0.55%      0.25%      0.14%            --           0.94%      (0.04)%        0.90%
EQ/Short Duration Bond                    0.43%      0.25%      0.15%            --           0.83%       0.00%         0.83%
EQ/Small Company Index                    0.25%      0.25%      0.14%            --           0.64%       0.00%         0.64%
EQ/T. Rowe Price Growth Stock             0.79%      0.25%      0.14%            --           1.18%      (0.03)%        1.15%
EQ/Templeton Growth                       0.95%      0.25%      0.20%            --           1.40%      (0.05)%        1.35%
EQ/UBS Growth and Income                  0.75%      0.25%      0.16%            --           1.16%      (0.11)%        1.05%
EQ/Van Kampen Comstock                    0.65%      0.25%      0.15%            --           1.05%      (0.05)%        1.00%
EQ/Van Kampen Emerging Markets Equity     1.11%      0.25%      0.28%            --           1.64%       0.00%         1.64%
EQ/Van Kampen Mid Cap Growth              0.70%      0.25%      0.15%            --           1.10%      (0.05)%        1.05%
EQ/Van Kampen Real Estate                 0.90%      0.25%      0.21%            --           1.36%      (0.10)%        1.26%
------------------------------------------------------------------------------------------------------------------------------------


Notes:

(1) Important exceptions and limitations may eliminate or reduce this charge. For a complete description of withdrawal charges, please see "Withdrawal charges" in "Charges and expenses" later in this prospectus.

(2) For series 300 and 400 contracts, during the first two contract years, this charge, if it applies, is equal to the lesser of $30 or 2% of your account value plus any amount previously withdrawn during the contract year. Thereafter, the charge is $30 for each contract year.

(3) We charge interest on loans under your contract but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See "Loans" under "Accessing your money" later in this Prospectus for more information on how the loan interest is calculated and for restrictions that may apply.

(4)   A portion of this charge is for providing the death benefit.

(5) For series 100 and 200 contracts, this charge is for financial accounting and other administrative services relating to the contract.


(6) For series 100 and 200 contracts, the total Separate Account A annual expenses of the variable investment options and total annual expenses of the Trust when added together are not permitted to exceed an annual rate of 1.75% for the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/AllianceBernstein Common Stock, and EQ/Money Market options. Without this expense limitation, the total annual expenses deducted from the variable investment option plus the Trust's annual expenses for 2007 would have been 2.43% for the AXA Moderate Allocation option; 2.13% for the Multimanager Aggressive Equity option; 2.00% for the EQ/AllianceBernstein Common Stock option; and 1.85% for the EQ/Money Market option.


(7) For all variable investment options other than AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/AllianceBernstein Common Stock and EQ/Money Market.


(8) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated expense amounts for options added during the fiscal year 2007 and for the underlying portfolios.


(9) The management fees for each portfolio cannot be increased without a vote of that portfolio's shareholders. See footnote (13) for any expense limitation agreement information.

(10) Portfolio shares are subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the portfolios of the AXA Premier VIP Trust and the EQ Advisors Trust, the 12b-1 fees will not be increased for the life of the contract. A "--" indicates that there is no Rule 12b-1 Plan in place for the portfolio shown.


                                                                    Fee table 15

(11) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (13) for any expense limitation agreement information.


(12) Each of these variable investment options invests in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("underlying portfolios"). Amounts shown reflect each portfolio's pro rata share of the fees and expenses of the underlying portfolio(s) in which it invests. A "--" indicates that the listed portfolio does not invest in underlying portfolios.



(13) The amounts shown reflect any fee waivers and/or expense reimbursements that apply to each portfolio. A "--" indicates that there is no expense limitation in effect, and "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain portfolios, which are effective through April 30, 2009 (unless the Board of trustees of AXA Premier VIP Trust or EQ Advisors Trust, as applicable, consents to an earlier revision or termination of this arrangement). Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits such portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the portfolio invests and extraordinary expenses) to not more than the amounts specified in the agreements. Therefore, each portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:



-------------------------------------------------
   Portfolio Name
-------------------------------------------------
   Multimanager Aggressive Equity          0.72%
-------------------------------------------------
   Multimanager Health Care                1.67%
-------------------------------------------------
   Multimanager Large Cap Core Equity      1.34%
-------------------------------------------------
   Multimanager Large Cap Growth           1.29%
-------------------------------------------------
   Multimanager Large Cap Value            1.26%
-------------------------------------------------
   Multimanager Mid Cap Growth             1.52%
-------------------------------------------------
   Multimanager Mid Cap Value              1.53%
-------------------------------------------------
   Multimanager Small Cap Growth           1.35%
-------------------------------------------------
   Multimanager Small Cap Value            1.45%
-------------------------------------------------
   Multimanager Technology                 1.67%
-------------------------------------------------
   EQ/AllianceBernstein Common Stock       0.59%
-------------------------------------------------
   EQ/AllianceBernstein Large Cap Growth   1.03%
-------------------------------------------------
   EQ/AllianceBernstein Small Cap Growth   0.86%
-------------------------------------------------
   EQ/AllianceBernstein Value              0.62%
-------------------------------------------------
   EQ/Ariel Appreciation II                1.09%
-------------------------------------------------
   EQ/BlackRock Basic Value Equity         0.92%
-------------------------------------------------
   EQ/Davis New York Venture               1.25%
-------------------------------------------------
   EQ/Evergreen Omega                      1.12%
-------------------------------------------------
   EQ/GAMCO Mergers and Acquisitions       1.33%
-------------------------------------------------
   EQ/GAMCO Small Company Value            1.10%
-------------------------------------------------
   EQ/International Core PLUS              1.05%
-------------------------------------------------
   EQ/Large Cap Core PLUS                  0.83%
-------------------------------------------------
   EQ/Large Cap Growth PLUS                0.82%
-------------------------------------------------
   EQ/Legg Mason Value Equity              0.97%
-------------------------------------------------
   EQ/Lord Abbett Growth and Income        0.98%
-------------------------------------------------
   EQ/Lord Abbett Large Cap Core           0.99%
-------------------------------------------------
   EQ/Lord Abbett Mid Cap Value            1.04%
-------------------------------------------------
   EQ/Mid Cap Value PLUS                   0.81%
-------------------------------------------------
   EQ/Montag & Caldwell Growth             1.13%
-------------------------------------------------
   EQ/T. Rowe Price Growth Stock           0.87%
-------------------------------------------------
   EQ/UBS Growth and Income                1.04%
-------------------------------------------------
   EQ/Van Kampen Comstock                  0.99%
-------------------------------------------------
   EQ/Van Kampen Mid Cap Growth            1.04%
-------------------------------------------------


(14) The EQ/Ariel Appreciation II option is not available under EDC and TSA contracts.


(15) In addition to the fee waiver and/or expense reimbursement discussed in the footnote immediately above, AXA Equitable, voluntarily will waive all its management and adminis tration fees and reimburse all other expenses associated with the EQ/Franklin Templeton Founding Strategy Portfolio ("Portfolio") (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of the investment companies in which the Portfolio invests, Rule 12b-1 fees and extraordinary expenses). Accordingly, the Total Annual Operating Expenses (including Acquired Fund Fees and Expenses), taking into account the voluntary waiver by AXA Equitable, will be 1.30%. The voluntary waiver by AXA Equitable will remain in effect until April 30, 2009.



EXAMPLES

These examples are intended to help you compare the cost of investing in each type of EQUI-VEST(SM) series contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.


16 Fee table

The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2007, which results in an estimated annual charge of 0.0643% of contract value.


The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the annual administrative charge, the withdrawal charge, the third-party transfer or exchange charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this prospectus (except the annual administrative charge which is described above); (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; and (iii) there is no waiver of the withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                                    Fee table 17

EQUI-VEST(SM) SERIES 100 AND 200 CONTRACTS --
FOR TSA, UNIVERSITY TSA, SEP, SARSEP, EDC AND ANNUITANT-OWNED HR-10 CONTRACTS:


------------------------------------------------------------------------------------------------------
                                                           If you surrender your contract at the end
                                                                            of the
                                                                    applicable time period
                                                          --------------------------------------------
                                                           1 year    3 years    5 years     10 years
------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                  $  849     $1,487     $2,150      $3,600
AXA Conservative Allocation                                $  830     $1,431     $2,058      $3,416
AXA Conservative-Plus Allocation                           $  835     $1,446     $2,083      $3,465
AXA Moderate Allocation                                    $  747     $1,181     $1,642      $2,558
AXA Moderate-Plus Allocation                               $  843     $1,469     $2,121      $3,542
Multimanager Aggressive Equity                             $  747     $1,181     $1,642      $2,558
Multimanager Core Bond                                     $  807     $1,360     $1,941      $3,178
Multimanager Health Care                                   $  873     $1,557     $2,266      $3,827
Multimanager High Yield                                    $  782     $1,286     $1,817      $2,925
Multimanager International Equity                          $  853     $1,499     $2,170      $3,638
Multimanager Large Cap Core Equity                         $  840     $1,460     $2,107      $3,513
Multimanager Large Cap Growth                              $  842     $1,466     $2,116      $3,533
Multimanager Large Cap Value                               $  837     $1,452     $2,092      $3,484
Multimanager Mid Cap Growth                                $  860     $1,519     $2,203      $3,705
Multimanager Mid Cap Value                                 $  859     $1,516     $2,199      $3,695
Multimanager Small Cap Growth                              $  862     $1,525     $2,213      $3,724
Multimanager Small Cap Value                               $  851     $1,493     $2,160      $3,619
Multimanager Technology                                    $  873     $1,557     $2,266      $3,827
Target 2015 Allocation                                     $  965     $1,827     $2,701      $4,657
Target 2025 Allocation                                     $  936     $1,740     $2,563      $4,398
Target 2035 Allocation                                     $1,032     $2,017     $3,004      $5,206
Target 2045 Allocation                                     $1,075     $2,138     $3,194      $5,539
------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                          $  747     $1,181     $1,642      $2,558
EQ/AllianceBernstein Intermediate Government Securities    $  769     $1,247     $1,752      $2,790
EQ/AllianceBernstein International                         $  795     $1,324     $1,882      $3,057
EQ/AllianceBernstein Large Cap Growth                      $  833     $1,440     $2,073      $3,445
EQ/AllianceBernstein Quality Bond                          $  770     $1,250     $1,757      $2,801
EQ/AllianceBernstein Small Cap Growth                      $  793     $1,318     $1,872      $3,037
EQ/AllianceBernstein Value                                 $  777     $1,271     $1,792      $2,873
EQ/Ariel Appreciation II                                   $  831     $1,434     $2,063      $3,426
EQ/AXA Rosenberg Value Long/Short Equity                   $1,060     $2,096     $3,128      $5,425
EQ/BlackRock Basic Value Equity                            $  799     $1,336     $1,901      $3,098
EQ/BlackRock International Value                           $  830     $1,431     $2,058      $3,416
EQ/Boston Advisors Equity Income                           $  820     $1,398     $2,005      $3,308
EQ/Calvert Socially Responsible                            $  819     $1,395     $2,000      $3,298
EQ/Capital Guardian Growth                                 $  811     $1,372     $1,960      $3,218
EQ/Capital Guardian Research                               $  807     $1,360     $1,941      $3,178
EQ/Caywood-Scholl High Yield Bond                          $  807     $1,360     $1,941      $3,178
EQ/Davis New York Venture                                  $  833     $1,440     $2,073      $3,445
EQ/Equity 500 Index                                        $  744     $1,172     $1,626      $2,526
EQ/Evergreen International Bond                            $  818     $1,392     $1,995      $3,288
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                              If you annuitize at the end of the
                                                                   applicable time period(1)
                                                         ---------------------------------------------
                                                          1 year     3 years    5 years     10 years
------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                   N/A       $1,487     $2,150      $3,600
AXA Conservative Allocation                                 N/A       $1,431     $2,058      $3,416
AXA Conservative-Plus Allocation                            N/A       $1,446     $2,083      $3,465
AXA Moderate Allocation                                     N/A       $1,181     $1,642      $2,558
AXA Moderate-Plus Allocation                                N/A       $1,469     $2,121      $3,542
Multimanager Aggressive Equity                              N/A       $1,181     $1,642      $2,558
Multimanager Core Bond                                      N/A       $1,360     $1,941      $3,178
Multimanager Health Care                                    N/A       $1,557     $2,266      $3,827
Multimanager High Yield                                     N/A       $1,286     $1,817      $2,925
Multimanager International Equity                           N/A       $1,499     $2,170      $3,638
Multimanager Large Cap Core Equity                          N/A       $1,460     $2,107      $3,513
Multimanager Large Cap Growth                               N/A       $1,466     $2,116      $3,533
Multimanager Large Cap Value                                N/A       $1,452     $2,092      $3,484
Multimanager Mid Cap Growth                                 N/A       $1,519     $2,203      $3,705
Multimanager Mid Cap Value                                  N/A       $1,516     $2,199      $3,695
Multimanager Small Cap Growth                               N/A       $1,525     $2,213      $3,724
Multimanager Small Cap Value                                N/A       $1,493     $2,160      $3,619
Multimanager Technology                                     N/A       $1,557     $2,266      $3,827
Target 2015 Allocation                                      N/A       $1,827     $2,701      $4,657
Target 2025 Allocation                                      N/A       $1,740     $2,563      $4,398
Target 2035 Allocation                                      N/A       $2,017     $3,004      $5,206
Target 2045 Allocation                                      N/A       $2,138     $3,194      $5,539
------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                           N/A       $1,181     $1,642      $2,558
EQ/AllianceBernstein Intermediate Government Securities     N/A       $1,247     $1,752      $2,790
EQ/AllianceBernstein International                          N/A       $1,324     $1,882      $3,057
EQ/AllianceBernstein Large Cap Growth                       N/A       $1,440     $2,073      $3,445
EQ/AllianceBernstein Quality Bond                           N/A       $1,250     $1,757      $2,801
EQ/AllianceBernstein Small Cap Growth                       N/A       $1,318     $1,872      $3,037
EQ/AllianceBernstein Value                                  N/A       $1,271     $1,792      $2,873
EQ/Ariel Appreciation II                                    N/A       $1,434     $2,063      $3,426
EQ/AXA Rosenberg Value Long/Short Equity                    N/A       $2,096     $3,128      $5,425
EQ/BlackRock Basic Value Equity                             N/A       $1,336     $1,901      $3,098
EQ/BlackRock International Value                            N/A       $1,431     $2,058      $3,416
EQ/Boston Advisors Equity Income                            N/A       $1,398     $2,005      $3,308
EQ/Calvert Socially Responsible                             N/A       $1,395     $2,000      $3,298
EQ/Capital Guardian Growth                                  N/A       $1,372     $1,960      $3,218
EQ/Capital Guardian Research                                N/A       $1,360     $1,941      $3,178
EQ/Caywood-Scholl High Yield Bond                           N/A       $1,360     $1,941      $3,178
EQ/Davis New York Venture                                   N/A       $1,440     $2,073      $3,445
EQ/Equity 500 Index                                         N/A       $1,172     $1,626      $2,526
EQ/Evergreen International Bond                             N/A       $1,392     $1,995      $3,288
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                                       If you do not
                                                                  surrender your contract
                                                                     at the end of the
                                                                  applicable time period
                                                       -----------------------------------------------
                                                         1 year    3 years      5 years    10 years
------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                  $298     $  914       $1,554     $3,270
AXA Conservative Allocation                                $279     $  854       $1,456     $3,080
AXA Conservative-Plus Allocation                           $284     $  870       $1,482     $3,130
AXA Moderate Allocation                                    $190     $  589       $1,013     $2,192
AXA Moderate-Plus Allocation                               $292     $  895       $1,523     $3,211
Multimanager Aggressive Equity                             $190     $  589       $1,013     $2,192
Multimanager Core Bond                                     $253     $  779       $1,331     $2,834
Multimanager Health Care                                   $324     $  988       $1,676     $3,506
Multimanager High Yield                                    $227     $  700       $1,199     $2,571
Multimanager International Equity                          $303     $  926       $1,574     $3,310
Multimanager Large Cap Core Equity                         $289     $  885       $1,507     $3,181
Multimanager Large Cap Growth                              $291     $  892       $1,518     $3,201
Multimanager Large Cap Value                               $286     $  876       $1,492     $3,150
Multimanager Mid Cap Growth                                $310     $  948       $1,610     $3,379
Multimanager Mid Cap Value                                 $309     $  945       $1,605     $3,369
Multimanager Small Cap Growth                              $312     $  954       $1,620     $3,399
Multimanager Small Cap Value                               $301     $  920       $1,564     $3,290
Multimanager Technology                                    $324     $  988       $1,676     $3,506
Target 2015 Allocation                                     $421     $1,274       $2,140     $4,365
Target 2025 Allocation                                     $390     $1,182       $1,992     $4,097
Target 2035 Allocation                                     $492     $1,476       $2,462     $4,934
Target 2045 Allocation                                     $537     $1,604       $2,664     $5,279
------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                          $190     $  589       $1,013     $2,192
EQ/AllianceBernstein Intermediate Government Securities    $213     $  659       $1,130     $2,432
EQ/AllianceBernstein International                         $241     $  741       $1,268     $2,709
EQ/AllianceBernstein Large Cap Growth                      $282     $  864       $1,471     $3,110
EQ/AllianceBernstein Quality Bond                          $215     $  662       $1,136     $2,443
EQ/AllianceBernstein Small Cap Growth                      $239     $  735       $1,257     $2,688
EQ/AllianceBernstein Value                                 $222     $  684       $1,173     $2,518
EQ/Ariel Appreciation II                                   $280     $  857       $1,461     $3,090
EQ/AXA Rosenberg Value Long/Short Equity                   $521     $1,559       $2,594     $5,160
EQ/BlackRock Basic Value Equity                            $245     $  754       $1,289     $2,751
EQ/BlackRock International Value                           $279     $  854       $1,456     $3,080
EQ/Boston Advisors Equity Income                           $267     $  820       $1,399     $2,968
EQ/Calvert Socially Responsible                            $266     $  817       $1,393     $2,958
EQ/Capital Guardian Growth                                 $258     $  791       $1,352     $2,875
EQ/Capital Guardian Research                               $253     $  779       $1,331     $2,834
EQ/Caywood-Scholl High Yield Bond                          $253     $  779       $1,331     $2,834
EQ/Davis New York Venture                                  $282     $  864       $1,471     $3,110
EQ/Equity 500 Index                                        $187     $  579       $  997     $2,159
EQ/Evergreen International Bond                            $265     $  813       $1,388     $2,947
------------------------------------------------------------------------------------------------------



18 Fee table

----------------------------------------------------------------------------------------------------------------------------------
                                           If you surrender your contract at the end
                                                            of the                        If you annuitize at the end of the
                                                    applicable time period                     applicable time period(1)
                                          ----------------------------------------------------------------------------------------
                                            1 year    3 years    5 years    10 years   1 year    3 years    5 years     10 years
----------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                           $821     $1,401     $2,009      $3,318     N/A       $1,401     $2,009      $3,318
EQ/FI Mid Cap                                $812     $1,375     $1,965      $3,228     N/A       $1,375     $1,965      $3,228
EQ/Franklin Income                           $835     $1,446     $2,083      $3,465     N/A       $1,446     $2,083      $3,465
EQ/Franklin Small Cap Value                  $838     $1,454     $2,097      $3,494     N/A       $1,454     $2,097      $3,494
EQ/Franklin Templeton Founding Strategy      $862     $1,525     $2,213      $3,724     N/A       $1,525     $2,213      $3,724
EQ/GAMCO Mergers and Acquisitions            $839     $1,457     $2,102      $3,504     N/A       $1,457     $2,102      $3,504
EQ/GAMCO Small Company Value                 $819     $1,395     $2,000      $3,298     N/A       $1,395     $2,000      $3,298
EQ/International Core PLUS                   $825     $1,413     $2,029      $3,357     N/A       $1,413     $2,029      $3,357
EQ/International Growth                      $842     $1,466     $2,116      $3,533     N/A       $1,466     $2,116      $3,533
EQ/JPMorgan Core Bond                        $787     $1,300     $1,842      $2,976     N/A       $1,300     $1,842      $2,976
EQ/JPMorgan Value Opportunities              $805     $1,354     $1,931      $3,158     N/A       $1,354     $1,931      $3,158
EQ/Large Cap Core PLUS                       $808     $1,363     $1,946      $3,188     N/A       $1,363     $1,946      $3,188
EQ/Large Cap Growth PLUS                     $807     $1,360     $1,941      $3,178     N/A       $1,360     $1,941      $3,178
EQ/Legg Mason Value Equity                   $813     $1,378     $1,970      $3,238     N/A       $1,378     $1,970      $3,238
EQ/Long Term Bond                            $784     $1,291     $1,827      $2,945     N/A       $1,291     $1,827      $2,945
EQ/Lord Abbett Growth and Income             $812     $1,375     $1,965      $3,228     N/A       $1,375     $1,965      $3,228
EQ/Lord Abbett Large Cap Core                $817     $1,390     $1,990      $3,278     N/A       $1,390     $1,990      $3,278
EQ/Lord Abbett Mid Cap Value                 $816     $1,387     $1,985      $3,268     N/A       $1,387     $1,985      $3,268
EQ/Marsico Focus                             $828     $1,425     $2,048      $3,396     N/A       $1,425     $2,048      $3,396
EQ/Mid Cap Value PLUS                        $812     $1,375     $1,965      $3,228     N/A       $1,375     $1,965      $3,228
EQ/Money Market                              $747     $1,181     $1,642      $2,558     N/A       $1,181     $1,642      $2,558
EQ/Montag & Caldwell Growth                  $821     $1,401     $2,009      $3,318     N/A       $1,401     $2,009      $3,318
EQ/Mutual Shares                             $841     $1,463     $2,112      $3,523     N/A       $1,463     $2,112      $3,523
EQ/Oppenheimer Global                        $877     $1,569     $2,285      $3,865     N/A       $1,569     $2,285      $3,865
EQ/Oppenheimer Main Street Opportunity       $861     $1,522     $2,208      $3,714     N/A       $1,522     $2,208      $3,714
EQ/Oppenheimer Main Street Small Cap         $869     $1,546     $2,247      $3,790     N/A       $1,546     $2,247      $3,790
EQ/PIMCO Real Return                         $800     $1,339     $1,906      $3,108     N/A       $1,339     $1,906      $3,108
EQ/Short Duration Bond                       $789     $1,306     $1,852      $2,996     N/A       $1,306     $1,852      $2,996
EQ/Small Company Index                       $770     $1,250     $1,757      $2,801     N/A       $1,250     $1,757      $2,801
EQ/T. Rowe Price Growth Stock                $824     $1,410     $2,024      $3,347     N/A       $1,410     $2,024      $3,347
EQ/Templeton Growth                          $845     $1,475     $2,131      $3,562     N/A       $1,475     $2,131      $3,562
EQ/UBS Growth and Income                     $822     $1,404     $2,014      $3,328     N/A       $1,404     $2,014      $3,328
EQ/Van Kampen Comstock                       $811     $1,372     $1,960      $3,218     N/A       $1,372     $1,960      $3,218
EQ/Van Kampen Emerging Markets Equity        $869     $1,546     $2,247      $3,790     N/A       $1,546     $2,247      $3,790
EQ/Van Kampen Mid Cap Growth                 $816     $1,387     $1,985      $3,268     N/A       $1,387     $1,985      $3,268
EQ/Van Kampen Real Estate                    $841     $1,463     $2,112      $3,523     N/A       $1,463     $2,112      $3,523
----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                            If you do not surrender your contract
                                                      at the end of the
                                                    applicable time period
                                          -------------------------------------------
                                            1 year    3 years    5 years   10 years
-------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------
EQ/Evergreen Omega                           $268     $  823     $1,404     $2,978
EQ/FI Mid Cap                                $259     $  795     $1,357     $2,886
EQ/Franklin Income                           $284     $  870     $1,482     $3,130
EQ/Franklin Small Cap Value                  $287     $  879     $1,497     $3,161
EQ/Franklin Templeton Founding Strategy      $312     $  954     $1,620     $3,399
EQ/GAMCO Mergers and Acquisitions            $288     $  882     $1,502     $3,171
EQ/GAMCO Small Company Value                 $266     $  817     $1,393     $2,958
EQ/International Core PLUS                   $272     $  835     $1,425     $3,019
EQ/International Growth                      $291     $  892     $1,518     $3,201
EQ/JPMorgan Core Bond                        $232     $  716     $1,226     $2,624
EQ/JPMorgan Value Opportunities              $251     $  773     $1,320     $2,813
EQ/Large Cap Core PLUS                       $254     $  782     $1,336     $2,844
EQ/Large Cap Growth PLUS                     $253     $  779     $1,331     $2,834
EQ/Legg Mason Value Equity                   $260     $  798     $1,362     $2,896
EQ/Long Term Bond                            $229     $  706     $1,210     $2,593
EQ/Lord Abbett Growth and Income             $259     $  795     $1,357     $2,886
EQ/Lord Abbett Large Cap Core                $264     $  810     $1,383     $2,937
EQ/Lord Abbett Mid Cap Value                 $263     $  807     $1,378     $2,927
EQ/Marsico Focus                             $276     $  848     $1,445     $3,060
EQ/Mid Cap Value PLUS                        $259     $  795     $1,357     $2,886
EQ/Money Market                              $190     $  589     $1,013     $2,192
EQ/Montag & Caldwell Growth                  $268     $  823     $1,404     $2,978
EQ/Mutual Shares                             $290     $  889     $1,513     $3,191
EQ/Oppenheimer Global                        $328     $1,001     $1,697     $3,544
EQ/Oppenheimer Main Street Opportunity       $311     $  951     $1,615     $3,389
EQ/Oppenheimer Main Street Small Cap         $319     $  976     $1,656     $3,467
EQ/PIMCO Real Return                         $246     $  757     $1,294     $2,761
EQ/Short Duration Bond                       $234     $  722     $1,236     $2,645
EQ/Small Company Index                       $215     $  662     $1,136     $2,443
EQ/T. Rowe Price Growth Stock                $271     $  832     $1,419     $3,009
EQ/Templeton Growth                          $294     $  901     $1,533     $3,231
EQ/UBS Growth and Income                     $269     $  826     $1,409     $2,988
EQ/Van Kampen Comstock                       $258     $  791     $1,352     $2,875
EQ/Van Kampen Emerging Markets Equity        $319     $  976     $1,656     $3,467
EQ/Van Kampen Mid Cap Growth                 $263     $  807     $1,378     $2,927
EQ/Van Kampen Real Estate                    $290     $  889     $1,513     $3,191
-------------------------------------------------------------------------------------



(1) Please see "When withdrawal charges do not apply" in "Charges and expenses" later in this prospectus for more information on withdrawal charge waivers upon annuitization.



                                                                    Fee table 19

EQUI-VEST(SM) SERIES 200 TRUSTEED CONTRACTS


------------------------------------------------------------------------------------------------------
                                                           If you surrender your contract at the end
                                                                            of the
                                                                    applicable time period
                                                         ---------------------------------------------
                                                           1 year    3 years    5 years     10 years
------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                  $  849     $1,487     $2,150      $3,270
AXA Conservative Allocation                                $  830     $1,431     $2,056      $3,080
AXA Conservative-Plus Allocation                           $  835     $1,446     $2,082      $3,130
AXA Moderate Allocation                                    $  747     $1,181     $1,613      $2,192
AXA Moderate-Plus Allocation                               $  843     $1,469     $2,121      $3,211
Multimanager Aggressive Equity                             $  747     $1,181     $1,613      $2,192
Multimanager Core Bond                                     $  807     $1,360     $1,931      $2,834
Multimanager Health Care                                   $  873     $1,557     $2,266      $3,506
Multimanager High Yield                                    $  782     $1,286     $1,799      $2,571
Multimanager International Equity                          $  853     $1,499     $2,170      $3,310
Multimanager Large Cap Core Equity                         $  840     $1,460     $2,107      $3,181
Multimanager Large Cap Growth                              $  842     $1,466     $2,116      $3,201
Multimanager Large Cap Value                               $  837     $1,452     $2,092      $3,150
Multimanager Mid Cap Growth                                $  860     $1,519     $2,203      $3,379
Multimanager Mid Cap Value                                 $  859     $1,516     $2,199      $3,369
Multimanager Small Cap Growth                              $  862     $1,525     $2,213      $3,399
Multimanager Small Cap Value                               $  851     $1,493     $2,160      $3,290
Multimanager Technology                                    $  873     $1,557     $2,266      $3,506
Target 2015 Allocation                                     $  965     $1,827     $2,701      $4,365
Target 2025 Allocation                                     $  936     $1,740     $2,563      $4,097
Target 2035 Allocation                                     $1,032     $2,017     $3,004      $4,934
Target 2045 Allocation                                     $1,075     $2,138     $3,194      $5,279
------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                          $  747     $1,181     $1,613      $2,192
EQ/AllianceBernstein Intermediate Government Securities    $  769     $1,247     $1,730      $2,432
EQ/AllianceBernstein International                         $  795     $1,324     $1,868      $2,709
EQ/AllianceBernstein Large Cap Growth                      $  833     $1,440     $2,071      $3,110
EQ/AllianceBernstein Quality Bond                          $  770     $1,250     $1,736      $2,443
EQ/AllianceBernstein Small Cap Growth                      $  793     $1,318     $1,857      $2,688
EQ/AllianceBernstein Value                                 $  777     $1,271     $1,773      $2,518
EQ/Ariel Appreciation II                                   $  831     $1,434     $2,061      $3,090
EQ/AXA Rosenberg Value Long/Short Equity                   $1,060     $2,096     $3,128      $5,160
EQ/BlackRock Basic Value Equity                            $  799     $1,336     $1,889      $2,751
EQ/BlackRock International Value                           $  830     $1,431     $2,056      $3,080
EQ/Boston Advisors Equity Income                           $  820     $1,398     $1,999      $2,968
EQ/Calvert Socially Responsible                            $  819     $1,395     $1,993      $2,958
EQ/Capital Guardian Growth                                 $  811     $1,372     $1,952      $2,875
EQ/Capital Guardian Research                               $  807     $1,360     $1,931      $2,834
EQ/Caywood-Scholl High Yield Bond                          $  807     $1,360     $1,931      $2,834
EQ/Davis New York Venture                                  $  833     $1,440     $2,071      $3,110
EQ/Equity 500 Index                                        $  744     $1,172     $1,597      $2,159
EQ/Evergreen International Bond                            $  818     $1,392     $1,988      $2,947
EQ/Evergreen Omega                                         $  821     $1,401     $2,004      $2,978
EQ/FI Mid Cap                                              $  812     $1,375     $1,957      $2,886
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                              If you annuitize at the end of the
                                                                   applicable time period(1)
                                                         ---------------------------------------------
                                                          1 year      3 years    5 years    10 years
------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                   N/A       $1,487     $2,150      $3,270
AXA Conservative Allocation                                 N/A       $1,431     $2,056      $3,080
AXA Conservative-Plus Allocation                            N/A       $1,446     $2,082      $3,130
AXA Moderate Allocation                                     N/A       $1,181     $1,613      $2,192
AXA Moderate-Plus Allocation                                N/A       $1,469     $2,121      $3,211
Multimanager Aggressive Equity                              N/A       $1,181     $1,613      $2,192
Multimanager Core Bond                                      N/A       $1,360     $1,931      $2,834
Multimanager Health Care                                    N/A       $1,557     $2,266      $3,506
Multimanager High Yield                                     N/A       $1,286     $1,799      $2,571
Multimanager International Equity                           N/A       $1,499     $2,170      $3,310
Multimanager Large Cap Core Equity                          N/A       $1,460     $2,107      $3,181
Multimanager Large Cap Growth                               N/A       $1,466     $2,116      $3,201
Multimanager Large Cap Value                                N/A       $1,452     $2,092      $3,150
Multimanager Mid Cap Growth                                 N/A       $1,519     $2,203      $3,379
Multimanager Mid Cap Value                                  N/A       $1,516     $2,199      $3,369
Multimanager Small Cap Growth                               N/A       $1,525     $2,213      $3,399
Multimanager Small Cap Value                                N/A       $1,493     $2,160      $3,290
Multimanager Technology                                     N/A       $1,557     $2,266      $3,506
Target 2015 Allocation                                      N/A       $1,827     $2,701      $4,365
Target 2025 Allocation                                      N/A       $1,740     $2,563      $4,097
Target 2035 Allocation                                      N/A       $2,017     $3,004      $4,934
Target 2045 Allocation                                      N/A       $2,138     $3,194      $5,279
------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                           N/A       $1,181     $1,613      $2,192
EQ/AllianceBernstein Intermediate Government Securities     N/A       $1,247     $1,730      $2,432
EQ/AllianceBernstein International                          N/A       $1,324     $1,868      $2,709
EQ/AllianceBernstein Large Cap Growth                       N/A       $1,440     $2,071      $3,110
EQ/AllianceBernstein Quality Bond                           N/A       $1,250     $1,736      $2,443
EQ/AllianceBernstein Small Cap Growth                       N/A       $1,318     $1,857      $2,688
EQ/AllianceBernstein Value                                  N/A       $1,271     $1,773      $2,518
EQ/Ariel Appreciation II                                    N/A       $1,434     $2,061      $3,090
EQ/AXA Rosenberg Value Long/Short Equity                    N/A       $2,096     $3,128      $5,160
EQ/BlackRock Basic Value Equity                             N/A       $1,336     $1,889      $2,751
EQ/BlackRock International Value                            N/A       $1,431     $2,056      $3,080
EQ/Boston Advisors Equity Income                            N/A       $1,398     $1,999      $2,968
EQ/Calvert Socially Responsible                             N/A       $1,395     $1,993      $2,958
EQ/Capital Guardian Growth                                  N/A       $1,372     $1,952      $2,875
EQ/Capital Guardian Research                                N/A       $1,360     $1,931      $2,834
EQ/Caywood-Scholl High Yield Bond                           N/A       $1,360     $1,931      $2,834
EQ/Davis New York Venture                                   N/A       $1,440     $2,071      $3,110
EQ/Equity 500 Index                                         N/A       $1,172     $1,597      $2,159
EQ/Evergreen International Bond                             N/A       $1,392     $1,988      $2,947
EQ/Evergreen Omega                                          N/A       $1,401     $2,004      $2,978
EQ/FI Mid Cap                                               N/A       $1,375     $1,957      $2,886
------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                                       If you do not
                                                                   surrender your contract
                                                                      at the end of the
                                                                   applicable time period
                                                        ---------------------------------------------
                                                          1 year    3 years     5 years    10 years
-----------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                  $298     $  914       $1,554     $3,270
AXA Conservative Allocation                                $279     $  854       $1,456     $3,080
AXA Conservative-Plus Allocation                           $284     $  870       $1,482     $3,130
AXA Moderate Allocation                                    $190     $  589       $1,013     $2,192
AXA Moderate-Plus Allocation                               $292     $  895       $1,523     $3,211
Multimanager Aggressive Equity                             $190     $  589       $1,013     $2,192
Multimanager Core Bond                                     $253     $  779       $1,331     $2,834
Multimanager Health Care                                   $324     $  988       $1,676     $3,506
Multimanager High Yield                                    $227     $  700       $1,199     $2,571
Multimanager International Equity                          $303     $  926       $1,574     $3,310
Multimanager Large Cap Core Equity                         $289     $  885       $1,507     $3,181
Multimanager Large Cap Growth                              $291     $  892       $1,518     $3,201
Multimanager Large Cap Value                               $286     $  876       $1,492     $3,150
Multimanager Mid Cap Growth                                $310     $  948       $1,610     $3,379
Multimanager Mid Cap Value                                 $309     $  945       $1,605     $3,369
Multimanager Small Cap Growth                              $312     $  954       $1,620     $3,399
Multimanager Small Cap Value                               $301     $  920       $1,564     $3,290
Multimanager Technology                                    $324     $  988       $1,676     $3,506
Target 2015 Allocation                                     $421     $1,274       $2,140     $4,365
Target 2025 Allocation                                     $390     $1,182       $1,992     $4,097
Target 2035 Allocation                                     $492     $1,476       $2,462     $4,934
Target 2045 Allocation                                     $537     $1,604       $2,664     $5,279
-----------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                          $190     $  589       $1,013     $2,192
EQ/AllianceBernstein Intermediate Government Securities    $213     $  659       $1,130     $2,432
EQ/AllianceBernstein International                         $241     $  741       $1,268     $2,709
EQ/AllianceBernstein Large Cap Growth                      $282     $  864       $1,471     $3,110
EQ/AllianceBernstein Quality Bond                          $215     $  662       $1,136     $2,443
EQ/AllianceBernstein Small Cap Growth                      $239     $  735       $1,257     $2,688
EQ/AllianceBernstein Value                                 $222     $  684       $1,173     $2,518
EQ/Ariel Appreciation II                                   $280     $  857       $1,461     $3,090
EQ/AXA Rosenberg Value Long/Short Equity                   $521     $1,559       $2,594     $5,160
EQ/BlackRock Basic Value Equity                            $245     $  754       $1,289     $2,751
EQ/BlackRock International Value                           $279     $  854       $1,456     $3,080
EQ/Boston Advisors Equity Income                           $267     $  820       $1,399     $2,968
EQ/Calvert Socially Responsible                            $266     $  817       $1,393     $2,958
EQ/Capital Guardian Growth                                 $258     $  791       $1,352     $2,875
EQ/Capital Guardian Research                               $253     $  779       $1,331     $2,834
EQ/Caywood-Scholl High Yield Bond                          $253     $  779       $1,331     $2,834
EQ/Davis New York Venture                                  $282     $  864       $1,471     $3,110
EQ/Equity 500 Index                                        $187     $  579       $  997     $2,159
EQ/Evergreen International Bond                            $265     $  813       $1,388     $2,947
EQ/Evergreen Omega                                         $268     $  823       $1,404     $2,978
EQ/FI Mid Cap                                              $259     $  795       $1,357     $2,886
-----------------------------------------------------------------------------------------------------



20 Fee table

----------------------------------------------------------------------------------------------------------------------------------
                                           If you surrender your contract at the end
                                                            of the                        If you annuitize at the end of the
                                                    applicable time period                     applicable time period(1)
                                          ----------------------------------------------------------------------------------------
                                            1 year    3 years    5 years    10 years   1 year    3 years    5 years     10 years
----------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income                           $835     $1,446     $2,082      $3,130     N/A       $1,446     $2,082      $3,130
EQ/Franklin Small Cap Value                  $838     $1,454     $2,097      $3,161     N/A       $1,454     $2,097      $3,161
EQ/Franklin Templeton Founding Strategy      $862     $1,525     $2,213      $3,399     N/A       $1,525     $2,213      $3,399
EQ/GAMCO Mergers and Acquisitions            $839     $1,457     $2,102      $3,171     N/A       $1,457     $2,102      $3,171
EQ/GAMCO Small Company Value                 $819     $1,395     $1,993      $2,958     N/A       $1,395     $1,993      $2,958
EQ/International Core PLUS                   $825     $1,413     $2,025      $3,019     N/A       $1,413     $2,025      $3,019
EQ/International Growth                      $842     $1,466     $2,116      $3,201     N/A       $1,466     $2,116      $3,201
EQ/JPMorgan Core Bond                        $787     $1,300     $1,826      $2,624     N/A       $1,300     $1,826      $2,624
EQ/JPMorgan Value Opportunities              $805     $1,354     $1,920      $2,813     N/A       $1,354     $1,920      $2,813
EQ/Large Cap Core PLUS                       $808     $1,363     $1,936      $2,844     N/A       $1,363     $1,936      $2,844
EQ/Large Cap Growth PLUS                     $807     $1,360     $1,931      $2,834     N/A       $1,360     $1,931      $2,834
EQ/Legg Mason Value Equity                   $813     $1,378     $1,962      $2,896     N/A       $1,378     $1,962      $2,896
EQ/Long Term Bond                            $784     $1,291     $1,810      $2,593     N/A       $1,291     $1,810      $2,593
EQ/Lord Abbett Growth and Income             $812     $1,375     $1,957      $2,886     N/A       $1,375     $1,957      $2,886
EQ/Lord Abbett Large Cap Core                $817     $1,390     $1,983      $2,937     N/A       $1,390     $1,983      $2,937
EQ/Lord Abbett Mid Cap Value                 $816     $1,387     $1,978      $2,927     N/A       $1,387     $1,978      $2,927
EQ/Marsico Focus                             $828     $1,425     $2,045      $3,060     N/A       $1,425     $2,045      $3,060
EQ/Mid Cap Value PLUS                        $812     $1,375     $1,957      $2,886     N/A       $1,375     $1,957      $2,886
EQ/Money Market                              $747     $1,181     $1,613      $2,192     N/A       $1,181     $1,613      $2,192
EQ/Montag & Caldwell Growth                  $821     $1,401     $2,004      $2,978     N/A       $1,401     $2,004      $2,978
EQ/Mutual Shares                             $841     $1,463     $2,112      $3,191     N/A       $1,463     $2,112      $3,191
EQ/Oppenheimer Global                        $877     $1,569     $2,285      $3,544     N/A       $1,569     $2,285      $3,544
EQ/Oppenheimer Main Street Opportunity       $861     $1,522     $2,208      $3,389     N/A       $1,522     $2,208      $3,389
EQ/Oppenheimer Main Street Small Cap         $869     $1,546     $2,247      $3,467     N/A       $1,546     $2,247      $3,467
EQ/PIMCO Real Return                         $800     $1,339     $1,894      $2,761     N/A       $1,339     $1,894      $2,761
EQ/Short Duration Bond                       $789     $1,306     $1,836      $2,645     N/A       $1,306     $1,836      $2,645
EQ/Small Company Index                       $770     $1,250     $1,736      $2,443     N/A       $1,250     $1,736      $2,443
EQ/T. Rowe Price Growth Stock                $824     $1,410     $2,019      $3,009     N/A       $1,410     $2,019      $3,009
EQ/Templeton Growth                          $845     $1,475     $2,131      $3,231     N/A       $1,475     $2,131      $3,231
EQ/UBS Growth and Income                     $822     $1,404     $2,009      $2,988     N/A       $1,404     $2,009      $2,988
EQ/Van Kampen Comstock                       $811     $1,372     $1,952      $2,875     N/A       $1,372     $1,952      $2,875
EQ/Van Kampen Emerging Markets Equity        $869     $1,546     $2,247      $3,467     N/A       $1,546     $2,247      $3,467
EQ/Van Kampen Mid Cap Growth                 $816     $1,387     $1,978      $2,927     N/A       $1,387     $1,978      $2,927
EQ/Van Kampen Real Estate                    $841     $1,463     $2,112      $3,191     N/A       $1,463     $2,112      $3,191
----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                            If you do not surrender your contract
                                                      at the end of the
                                                    applicable time period
                                          -------------------------------------------
                                            1 year    3 years    5 years    10 years
-------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------
EQ/Franklin Income                           $284     $  870     $1,482     $3,130
EQ/Franklin Small Cap Value                  $287     $  879     $1,497     $3,161
EQ/Franklin Templeton Founding Strategy      $312     $  954     $1,620     $3,399
EQ/GAMCO Mergers and Acquisitions            $288     $  882     $1,502     $3,171
EQ/GAMCO Small Company Value                 $266     $  817     $1,393     $2,958
EQ/International Core PLUS                   $272     $  835     $1,425     $3,019
EQ/International Growth                      $291     $  892     $1,518     $3,201
EQ/JPMorgan Core Bond                        $232     $  716     $1,226     $2,624
EQ/JPMorgan Value Opportunities              $251     $  773     $1,320     $2,813
EQ/Large Cap Core PLUS                       $254     $  782     $1,336     $2,844
EQ/Large Cap Growth PLUS                     $253     $  779     $1,331     $2,834
EQ/Legg Mason Value Equity                   $260     $  798     $1,362     $2,896
EQ/Long Term Bond                            $229     $  706     $1,210     $2,593
EQ/Lord Abbett Growth and Income             $259     $  795     $1,357     $2,886
EQ/Lord Abbett Large Cap Core                $264     $  810     $1,383     $2,937
EQ/Lord Abbett Mid Cap Value                 $263     $  807     $1,378     $2,927
EQ/Marsico Focus                             $276     $  848     $1,445     $3,060
EQ/Mid Cap Value PLUS                        $259     $  795     $1,357     $2,886
EQ/Money Market                              $190     $  589     $1,013     $2,192
EQ/Montag & Caldwell Growth                  $268     $  823     $1,404     $2,978
EQ/Mutual Shares                             $290     $  889     $1,513     $3,191
EQ/Oppenheimer Global                        $328     $1,001     $1,697     $3,544
EQ/Oppenheimer Main Street Opportunity       $311     $  951     $1,615     $3,389
EQ/Oppenheimer Main Street Small Cap         $319     $  976     $1,656     $3,467
EQ/PIMCO Real Return                         $246     $  757     $1,294     $2,761
EQ/Short Duration Bond                       $234     $  722     $1,236     $2,645
EQ/Small Company Index                       $215     $  662     $1,136     $2,443
EQ/T. Rowe Price Growth Stock                $271     $  832     $1,419     $3,009
EQ/Templeton Growth                          $294     $  901     $1,533     $3,231
EQ/UBS Growth and Income                     $269     $  826     $1,409     $2,988
EQ/Van Kampen Comstock                       $258     $  791     $1,352     $2,875
EQ/Van Kampen Emerging Markets Equity        $319     $  976     $1,656     $3,467
EQ/Van Kampen Mid Cap Growth                 $263     $  807     $1,378     $2,927
EQ/Van Kampen Real Estate                    $290     $  889     $1,513     $3,191
-------------------------------------------------------------------------------------



(1) Please see "When withdrawal charges do not apply" in "Charges and expenses" later in this prospectus for more information on withdrawal charge waivers upon annuitization.



                                                                    Fee table 21

EQUI-VEST(SM) SERIES 300 CONTRACTS


------------------------------------------------------------------------------------------------------
                                                           If you surrender your contract at the end
                                                                            of the
                                                                    applicable time period
                                                          --------------------------------------------
                                                            1 year    3 years    5 years    10 years
------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                  $  850     $1,490     $2,155      $3,280
AXA Conservative Allocation                                $  831     $1,434     $2,061      $3,090
AXA Conservative-Plus Allocation                           $  836     $1,449     $2,087      $3,140
AXA Moderate Allocation                                    $  816     $1,387     $1,978      $2,927
AXA Moderate-Plus Allocation                               $  844     $1,472     $2,126      $3,221
Multimanager Aggressive Equity                             $  786     $1,297     $1,820      $2,614
Multimanager Core Bond                                     $  808     $1,363     $1,936      $2,844
Multimanager Health Care                                   $  874     $1,560     $2,270      $3,515
Multimanager High Yield                                    $  783     $1,288     $1,805      $2,582
Multimanager International Equity                          $  854     $1,502     $2,174      $3,320
Multimanager Large Cap Core Equity                         $  841     $1,463     $2,112      $3,191
Multimanager Large Cap Growth                              $  843     $1,469     $2,121      $3,211
Multimanager Large Cap Value                               $  838     $1,454     $2,097      $3,161
Multimanager Mid Cap Growth                                $  861     $1,522     $2,208      $3,389
Multimanager Mid Cap Value                                 $  860     $1,519     $2,203      $3,379
Multimanager Small Cap Growth                              $  863     $1,528     $2,218      $3,408
Multimanager Small Cap Value                               $  852     $1,496     $2,165      $3,300
Multimanager Technology                                    $  874     $1,560     $2,270      $3,515
Target 2015 Allocation                                     $  966     $1,829     $2,706      $4,374
Target 2025 Allocation                                     $  937     $1,743     $2,567      $4,106
Target 2035 Allocation                                     $1,033     $2,020     $3,009      $4,942
Target 2045 Allocation                                     $1,076     $2,141     $3,198      $5,287
------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                          $  767     $1,241     $1,720      $2,410
EQ/AllianceBernstein Intermediate Government Securities    $  770     $1,250     $1,736      $2,443
EQ/AllianceBernstein International                         $  796     $1,327     $1,873      $2,719
EQ/AllianceBernstein Large Cap Growth                      $  834     $1,443     $2,076      $3,120
EQ/AllianceBernstein Quality Bond                          $  771     $1,253     $1,741      $2,454
EQ/AllianceBernstein Small Cap Growth                      $  794     $1,321     $1,863      $2,698
EQ/AllianceBernstein Value                                 $  778     $1,274     $1,778      $2,529
EQ/Ariel Appreciation II                                   $  832     $1,437     $2,066      $3,100
EQ/AXA Rosenberg Value Long/Short Equity                   $1,061     $2,099     $3,132      $5,168
EQ/BlackRock Basic Value Equity                            $  800     $1,339     $1,894      $2,761
EQ/BlackRock International Value                           $  831     $1,434     $2,061      $3,090
EQ/Boston Advisors Equity Income                           $  821     $1,401     $2,004      $2,978
EQ/Calvert Socially Responsible                            $  820     $1,398     $1,999      $2,968
EQ/Capital Guardian Growth                                 $  812     $1,375     $1,957      $2,886
EQ/Capital Guardian Research                               $  808     $1,363     $1,936      $2,844
EQ/Caywood-Scholl High Yield Bond                          $  808     $1,363     $1,936      $2,844
EQ/Davis New York Venture                                  $  834     $1,443     $2,076      $3,120
EQ/Equity 500 Index                                        $  745     $1,175     $1,602      $2,170
EQ/Evergreen International Bond                            $  819     $1,395     $1,993      $2,958
EQ/Evergreen Omega                                         $  822     $1,404     $2,009      $2,988
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                              If you annuitize at the end of the
                                                              applicable time period and select a
                                                                           non-life
                                                               contingent period certain annuity
                                                                option with less than ten years
                                                          --------------------------------------------
                                                            1 year    3 years    5 years    10 years
------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                   N/A       $1,490     $2,155      $3,280
AXA Conservative Allocation                                 N/A       $1,434     $2,061      $3,090
AXA Conservative-Plus Allocation                            N/A       $1,449     $2,087      $3,140
AXA Moderate Allocation                                     N/A       $1,387     $1,978      $2,927
AXA Moderate-Plus Allocation                                N/A       $1,472     $2,126      $3,221
Multimanager Aggressive Equity                              N/A       $1,297     $1,820      $2,614
Multimanager Core Bond                                      N/A       $1,363     $1,936      $2,844
Multimanager Health Care                                    N/A       $1,560     $2,270      $3,515
Multimanager High Yield                                     N/A       $1,288     $1,805      $2,582
Multimanager International Equity                           N/A       $1,502     $2,174      $3,320
Multimanager Large Cap Core Equity                          N/A       $1,463     $2,112      $3,191
Multimanager Large Cap Growth                               N/A       $1,469     $2,121      $3,211
Multimanager Large Cap Value                                N/A       $1,454     $2,097      $3,161
Multimanager Mid Cap Growth                                 N/A       $1,522     $2,208      $3,389
Multimanager Mid Cap Value                                  N/A       $1,519     $2,203      $3,379
Multimanager Small Cap Growth                               N/A       $1,528     $2,218      $3,408
Multimanager Small Cap Value                                N/A       $1,496     $2,165      $3,300
Multimanager Technology                                     N/A       $1,560     $2,270      $3,515
Target 2015 Allocation                                      N/A       $1,829     $2,706      $4,374
Target 2025 Allocation                                      N/A       $1,743     $2,567      $4,106
Target 2035 Allocation                                      N/A       $2,020     $3,009      $4,942
Target 2045 Allocation                                      N/A       $2,141     $3,198      $5,287
------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                           N/A       $1,241     $1,720      $2,410
EQ/AllianceBernstein Intermediate Government Securities     N/A       $1,250     $1,736      $2,443
EQ/AllianceBernstein International                          N/A       $1,327     $1,873      $2,719
EQ/AllianceBernstein Large Cap Growth                       N/A       $1,443     $2,076      $3,120
EQ/AllianceBernstein Quality Bond                           N/A       $1,253     $1,741      $2,454
EQ/AllianceBernstein Small Cap Growth                       N/A       $1,321     $1,863      $2,698
EQ/AllianceBernstein Value                                  N/A       $1,274     $1,778      $2,529
EQ/Ariel Appreciation II                                    N/A       $1,437     $2,066      $3,100
EQ/AXA Rosenberg Value Long/Short Equity                    N/A       $2,099     $3,132      $5,168
EQ/BlackRock Basic Value Equity                             N/A       $1,339     $1,894      $2,761
EQ/BlackRock International Value                            N/A       $1,434     $2,061      $3,090
EQ/Boston Advisors Equity Income                            N/A       $1,401     $2,004      $2,978
EQ/Calvert Socially Responsible                             N/A       $1,398     $1,999      $2,968
EQ/Capital Guardian Growth                                  N/A       $1,375     $1,957      $2,886
EQ/Capital Guardian Research                                N/A       $1,363     $1,936      $2,844
EQ/Caywood-Scholl High Yield Bond                           N/A       $1,363     $1,936      $2,844
EQ/Davis New York Venture                                   N/A       $1,443     $2,076      $3,120
EQ/Equity 500 Index                                         N/A       $1,175     $1,602      $2,170
EQ/Evergreen International Bond                             N/A       $1,395     $1,993      $2,958
EQ/Evergreen Omega                                          N/A       $1,404     $2,009      $2,988
------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                                        If you do not
                                                                   surrender your contract
                                                                      at the end of the
                                                                   applicable time period
                                                         --------------------------------------------
                                                          1 year    3 years     5 years    10 years
-----------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                  $300     $  917       $1,559     $3,280
AXA Conservative Allocation                                $280     $  857       $1,461     $3,090
AXA Conservative-Plus Allocation                           $285     $  873       $1,487     $3,140
AXA Moderate Allocation                                    $263     $  807       $1,378     $2,927
AXA Moderate-Plus Allocation                               $293     $  898       $1,528     $3,221
Multimanager Aggressive Equity                             $231     $  713       $1,220     $2,614
Multimanager Core Bond                                     $254     $  782       $1,336     $2,844
Multimanager Health Care                                   $325     $  991       $1,681     $3,515
Multimanager High Yield                                    $228     $  703       $1,205     $2,582
Multimanager International Equity                          $304     $  929       $1,579     $3,320
Multimanager Large Cap Core Equity                         $290     $  889       $1,513     $3,191
Multimanager Large Cap Growth                              $292     $  895       $1,523     $3,211
Multimanager Large Cap Value                               $287     $  879       $1,497     $3,161
Multimanager Mid Cap Growth                                $311     $  951       $1,615     $3,389
Multimanager Mid Cap Value                                 $310     $  948       $1,610     $3,379
Multimanager Small Cap Growth                              $313     $  957       $1,625     $3,408
Multimanager Small Cap Value                               $302     $  923       $1,569     $3,300
Multimanager Technology                                    $325     $  991       $1,681     $3,515
Target 2015 Allocation                                     $422     $1,277       $2,144     $4,374
Target 2025 Allocation                                     $391     $1,185       $1,997     $4,106
Target 2035 Allocation                                     $493     $1,479       $2,467     $4,942
Target 2045 Allocation                                     $538     $1,607       $2,668     $5,287
-----------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                          $211     $  653       $1,120     $2,410
EQ/AllianceBernstein Intermediate Government Securities    $215     $  662       $1,136     $2,443
EQ/AllianceBernstein International                         $242     $  744       $1,273     $2,719
EQ/AllianceBernstein Large Cap Growth                      $283     $  867       $1,476     $3,120
EQ/AllianceBernstein Quality Bond                          $216     $  665       $1,141     $2,454
EQ/AllianceBernstein Small Cap Growth                      $240     $  738       $1,263     $2,698
EQ/AllianceBernstein Value                                 $223     $  687       $1,178     $2,529
EQ/Ariel Appreciation II                                   $281     $  860       $1,466     $3,100
EQ/AXA Rosenberg Value Long/Short Equity                   $522     $1,562       $2,598     $5,168
EQ/BlackRock Basic Value Equity                            $246     $  757       $1,294     $2,761
EQ/BlackRock International Value                           $280     $  857       $1,461     $3,090
EQ/Boston Advisors Equity Income                           $268     $  823       $1,404     $2,978
EQ/Calvert Socially Responsible                            $267     $  820       $1,399     $2,968
EQ/Capital Guardian Growth                                 $259     $  795       $1,357     $2,886
EQ/Capital Guardian Research                               $254     $  782       $1,336     $2,844
EQ/Caywood-Scholl High Yield Bond                          $254     $  782       $1,336     $2,844
EQ/Davis New York Venture                                  $283     $  867       $1,476     $3,120
EQ/Equity 500 Index                                        $188     $  583       $1,002     $2,170
EQ/Evergreen International Bond                            $266     $  817       $1,393     $2,958
EQ/Evergreen Omega                                         $269     $  826       $1,409     $2,988
-----------------------------------------------------------------------------------------------------



22 Fee table

----------------------------------------------------------------------------------------------------------------------------------
                                                                                          If you annuitize at the end of the
                                                                                          applicable time period and select a
                                           If you surrender your contract at the end                   non-life
                                                            of the                         contingent period certain annuity
                                                    applicable time period                  option with less than ten years
                                          ----------------------------------------------------------------------------------------
                                            1 year    3 years    5 years    10 years   1 year     3 years    5 years    10 years
----------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                                $813     $1,378     $1,962      $2,896     N/A       $1,378     $1,962      $2,896
EQ/Franklin Income                           $836     $1,449     $2,087      $3,140     N/A       $1,449     $2,087      $3,140
EQ/Franklin Small Cap Value                  $839     $1,457     $2,102      $3,171     N/A       $1,457     $2,102      $3,171
EQ/Franklin Templeton Founding Strategy      $863     $1,528     $2,218      $3,408     N/A       $1,528     $2,218      $3,408
EQ/GAMCO Mergers and Acquisitions            $840     $1,460     $2,107      $3,181     N/A       $1,460     $2,107      $3,181
EQ/GAMCO Small Company Value                 $820     $1,398     $1,999      $2,968     N/A       $1,398     $1,999      $2,968
EQ/International Core PLUS                   $826     $1,416     $2,030      $3,029     N/A       $1,416     $2,030      $3,029
EQ/International Growth                      $843     $1,469     $2,121      $3,211     N/A       $1,469     $2,121      $3,211
EQ/JPMorgan Core Bond                        $788     $1,303     $1,831      $2,635     N/A       $1,303     $1,831      $2,635
EQ/JPMorgan Value Opportunities              $806     $1,357     $1,926      $2,824     N/A       $1,357     $1,926      $2,824
EQ/Large Cap Core PLUS                       $809     $1,366     $1,941      $2,855     N/A       $1,366     $1,941      $2,855
EQ/Large Cap Growth PLUS                     $808     $1,363     $1,936      $2,844     N/A       $1,363     $1,936      $2,844
EQ/Legg Mason Value Equity                   $814     $1,381     $1,967      $2,906     N/A       $1,381     $1,967      $2,906
EQ/Long Term Bond                            $785     $1,294     $1,815      $2,603     N/A       $1,294     $1,815      $2,603
EQ/Lord Abbett Growth and Income             $813     $1,378     $1,962      $2,896     N/A       $1,378     $1,962      $2,896
EQ/Lord Abbett Large Cap Core                $818     $1,392     $1,988      $2,947     N/A       $1,392     $1,988      $2,947
EQ/Lord Abbett Mid Cap Value                 $817     $1,390     $1,983      $2,937     N/A       $1,390     $1,983      $2,937
EQ/Marsico Focus                             $829     $1,428     $2,051      $3,070     N/A       $1,428     $2,051      $3,070
EQ/Mid Cap Value PLUS                        $813     $1,378     $1,962      $2,896     N/A       $1,378     $1,962      $2,896
EQ/Money Market                              $752     $1,196     $1,640      $2,247     N/A       $1,196     $1,640      $2,247
EQ/Montag & Caldwell Growth                  $822     $1,404     $2,009      $2,988     N/A       $1,404     $2,009      $2,988
EQ/Mutual Shares                             $842     $1,466     $2,116      $3,201     N/A       $1,466     $2,116      $3,201
EQ/Oppenheimer Global                        $878     $1,572     $2,290      $3,554     N/A       $1,572     $2,290      $3,554
EQ/Oppenheimer Main Street Opportunity       $862     $1,525     $2,213      $3,399     N/A       $1,525     $2,213      $3,399
EQ/Oppenheimer Main Street Small Cap         $870     $1,548     $2,251      $3,477     N/A       $1,548     $2,251      $3,477
EQ/PIMCO Real Return                         $801     $1,342     $1,899      $2,771     N/A       $1,342     $1,899      $2,771
EQ/Short Duration Bond                       $790     $1,309     $1,841      $2,656     N/A       $1,309     $1,841      $2,656
EQ/Small Company Index                       $771     $1,253     $1,741      $2,454     N/A       $1,253     $1,741      $2,454
EQ/T. Rowe Price Growth Stock                $825     $1,413     $2,025      $3,019     N/A       $1,413     $2,025      $3,019
EQ/Templeton Growth                          $846     $1,478     $2,136      $3,241     N/A       $1,478     $2,136      $3,241
EQ/UBS Growth and Income                     $823     $1,407     $2,014      $2,999     N/A       $1,407     $2,014      $2,999
EQ/Van Kampen Comstock                       $812     $1,375     $1,957      $2,886     N/A       $1,375     $1,957      $2,886
EQ/Van Kampen Emerging Markets Equity        $870     $1,548     $2,251      $3,477     N/A       $1,548     $2,251      $3,477
EQ/Van Kampen Mid Cap Growth                 $817     $1,390     $1,983      $2,937     N/A       $1,390     $1,983      $2,937
EQ/Van Kampen Real Estate                    $842     $1,466     $2,116      $3,201     N/A       $1,466     $2,116      $3,201
----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                            If you do not surrender your contract
                                                      at the end of the
                                                    applicable time period
                                          -------------------------------------------
                                            1 year    3 years    5 years   10 years
-------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------
EQ/FI Mid Cap                                $260     $  798     $1,362     $2,896
EQ/Franklin Income                           $285     $  873     $1,487     $3,140
EQ/Franklin Small Cap Value                  $288     $  882     $1,502     $3,171
EQ/Franklin Templeton Founding Strategy      $313     $  957     $1,625     $3,408
EQ/GAMCO Mergers and Acquisitions            $289     $  885     $1,507     $3,181
EQ/GAMCO Small Company Value                 $267     $  820     $1,399     $2,968
EQ/International Core PLUS                   $273     $  839     $1,430     $3,029
EQ/International Growth                      $292     $  895     $1,523     $3,211
EQ/JPMorgan Core Bond                        $233     $  719     $1,231     $2,635
EQ/JPMorgan Value Opportunities              $252     $  776     $1,326     $2,824
EQ/Large Cap Core PLUS                       $255     $  785     $1,341     $2,855
EQ/Large Cap Growth PLUS                     $254     $  782     $1,336     $2,844
EQ/Legg Mason Value Equity                   $261     $  801     $1,367     $2,906
EQ/Long Term Bond                            $230     $  710     $1,215     $2,603
EQ/Lord Abbett Growth and Income             $260     $  798     $1,362     $2,896
EQ/Lord Abbett Large Cap Core                $265     $  813     $1,388     $2,947
EQ/Lord Abbett Mid Cap Value                 $264     $  810     $1,383     $2,937
EQ/Marsico Focus                             $277     $  851     $1,451     $3,070
EQ/Mid Cap Value PLUS                        $260     $  798     $1,362     $2,896
EQ/Money Market                              $196     $  605     $1,040     $2,247
EQ/Montag & Caldwell Growth                  $269     $  826     $1,409     $2,988
EQ/Mutual Shares                             $291     $  892     $1,518     $3,201
EQ/Oppenheimer Global                        $329     $1,004     $1,702     $3,554
EQ/Oppenheimer Main Street Opportunity       $312     $  954     $1,620     $3,399
EQ/Oppenheimer Main Street Small Cap         $320     $  979     $1,661     $3,477
EQ/PIMCO Real Return                         $247     $  760     $1,299     $2,771
EQ/Short Duration Bond                       $236     $  725     $1,241     $2,656
EQ/Small Company Index                       $216     $  665     $1,141     $2,454
EQ/T. Rowe Price Growth Stock                $272     $  835     $1,425     $3,019
EQ/Templeton Growth                          $295     $  904     $1,538     $3,241
EQ/UBS Growth and Income                     $270     $  829     $1,414     $2,999
EQ/Van Kampen Comstock                       $259     $  795     $1,357     $2,886
EQ/Van Kampen Emerging Markets Equity        $320     $  979     $1,661     $3,477
EQ/Van Kampen Mid Cap Growth                 $264     $  810     $1,383     $2,937
EQ/Van Kampen Real Estate                    $291     $  892     $1,518     $3,201
-------------------------------------------------------------------------------------



                                                                    Fee table 23

EQUI-VEST(SM) SERIES 400 CONTRACTS


------------------------------------------------------------------------------------------------------
                                                           If you surrender your contract at the end
                                                                            of the
                                                                    applicable time period
                                                         ---------------------------------------------
                                                           1 year    3 years    5 years     10 years
------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                  $  915     $1,680     $2,465      $3,904
AXA Conservative Allocation                                $  896     $1,624     $2,375      $3,726
AXA Conservative-Plus Allocation                           $  901     $1,639     $2,399      $3,773
AXA Moderate Allocation                                    $  880     $1,578     $2,299      $3,573
AXA Moderate-Plus Allocation                               $  909     $1,662     $2,436      $3,848
Multimanager Aggressive Equity                             $  850     $1,490     $2,155      $3,280
Multimanager Core Bond                                     $  872     $1,554     $2,261      $3,496
Multimanager Health Care                                   $  939     $1,749     $2,577      $4,124
Multimanager High Yield                                    $  847     $1,481     $2,141      $3,250
Multimanager International Equity                          $  919     $1,691     $2,483      $3,941
Multimanager Large Cap Core Equity                         $  906     $1,653     $2,422      $3,820
Multimanager Large Cap Growth                              $  908     $1,659     $2,432      $3,839
Multimanager Large Cap Value                               $  903     $1,645     $2,408      $3,792
Multimanager Mid Cap Growth                                $  926     $1,711     $2,516      $4,005
Multimanager Mid Cap Value                                 $  925     $1,708     $2,511      $3,996
Multimanager Small Cap Growth                              $  928     $1,717     $2,525      $4,024
Multimanager Small Cap Value                               $  917     $1,685     $2,474      $3,922
Multimanager Technology                                    $  939     $1,749     $2,577      $4,124
Target 2015 Allocation                                     $1,031     $2,014     $3,000      $4,926
Target 2025 Allocation                                     $1,001     $1,929     $2,865      $4,676
Target 2035 Allocation                                     $1,098     $2,202     $3,294      $5,457
Target 2045 Allocation                                     $1,140     $2,322     $3,478      $5,778
------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                          $  831     $1,434     $2,061      $3,090
EQ/AllianceBernstein Intermediate Government Securities    $  834     $1,443     $2,076      $3,120
EQ/AllianceBernstein International                         $  860     $1,519     $2,203      $3,379
EQ/AllianceBernstein Large Cap Growth                      $  899     $1,633     $2,389      $3,754
EQ/AllianceBernstein Quality Bond                          $  835     $1,446     $2,082      $3,130
EQ/AllianceBernstein Small Cap Growth                      $  858     $1,513     $2,194      $3,359
EQ/AllianceBernstein Value                                 $  842     $1,466     $2,116      $3,201
EQ/Ariel Appreciation II                                   $  897     $1,627     $2,380      $3,735
EQ/AXA Rosenberg Value Long/Short Equity                   $1,125     $2,280     $3,414      $5,668
EQ/BlackRock Basic Value Equity                            $  864     $1,531     $2,223      $3,418
EQ/BlackRock International Value                           $  896     $1,624     $2,375      $3,726
EQ/Boston Advisors Equity Income                           $  885     $1,592     $2,323      $3,621
EQ/Calvert Socially Responsible                            $  884     $1,589     $2,318      $3,612
EQ/Capital Guardian Growth                                 $  876     $1,566     $2,280      $3,535
EQ/Capital Guardian Research                               $  872     $1,554     $2,261      $3,496
EQ/Caywood-Scholl High Yield Bond                          $  872     $1,554     $2,261      $3,496
EQ/Davis New York Venture                                  $  899     $1,633     $2,389      $3,754
EQ/Equity 500 Index                                        $  810     $1,369     $1,946      $2,865
EQ/Evergreen International Bond                            $  883     $1,586     $2,313      $3,602
EQ/Evergreen Omega                                         $  886     $1,595     $2,328      $3,631
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                              If you annuitize at the end of the
                                                              applicable time period and select a
                                                                           non-life
                                                               contingent period certain annuity
                                                                option with less than ten years
                                                         ---------------------------------------------
                                                           1 year    3 years    5 years     10 years
------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                   N/A       $1,680     $2,465      $3,904
AXA Conservative Allocation                                 N/A       $1,624     $2,375      $3,726
AXA Conservative-Plus Allocation                            N/A       $1,639     $2,399      $3,773
AXA Moderate Allocation                                     N/A       $1,578     $2,299      $3,573
AXA Moderate-Plus Allocation                                N/A       $1,662     $2,436      $3,848
Multimanager Aggressive Equity                              N/A       $1,490     $2,155      $3,280
Multimanager Core Bond                                      N/A       $1,554     $2,261      $3,496
Multimanager Health Care                                    N/A       $1,749     $2,577      $4,124
Multimanager High Yield                                     N/A       $1,481     $2,141      $3,250
Multimanager International Equity                           N/A       $1,691     $2,483      $3,941
Multimanager Large Cap Core Equity                          N/A       $1,653     $2,422      $3,820
Multimanager Large Cap Growth                               N/A       $1,659     $2,432      $3,839
Multimanager Large Cap Value                                N/A       $1,645     $2,408      $3,792
Multimanager Mid Cap Growth                                 N/A       $1,711     $2,516      $4,005
Multimanager Mid Cap Value                                  N/A       $1,708     $2,511      $3,996
Multimanager Small Cap Growth                               N/A       $1,717     $2,525      $4,024
Multimanager Small Cap Value                                N/A       $1,685     $2,474      $3,922
Multimanager Technology                                     N/A       $1,749     $2,577      $4,124
Target 2015 Allocation                                      N/A       $2,014     $3,000      $4,926
Target 2025 Allocation                                      N/A       $1,929     $2,865      $4,676
Target 2035 Allocation                                      N/A       $2,202     $3,294      $5,457
Target 2045 Allocation                                      N/A       $2,322     $3,478      $5,778
------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                           N/A       $1,434     $2,061      $3,090
EQ/AllianceBernstein Intermediate Government Securities     N/A       $1,443     $2,076      $3,120
EQ/AllianceBernstein International                          N/A       $1,519     $2,203      $3,379
EQ/AllianceBernstein Large Cap Growth                       N/A       $1,633     $2,389      $3,754
EQ/AllianceBernstein Quality Bond                           N/A       $1,446     $2,082      $3,130
EQ/AllianceBernstein Small Cap Growth                       N/A       $1,513     $2,194      $3,359
EQ/AllianceBernstein Value                                  N/A       $1,466     $2,116      $3,201
EQ/Ariel Appreciation II                                    N/A       $1,627     $2,380      $3,735
EQ/AXA Rosenberg Value Long/Short Equity                    N/A       $2,280     $3,414      $5,668
EQ/BlackRock Basic Value Equity                             N/A       $1,531     $2,223      $3,418
EQ/BlackRock International Value                            N/A       $1,624     $2,375      $3,726
EQ/Boston Advisors Equity Income                            N/A       $1,592     $2,323      $3,621
EQ/Calvert Socially Responsible                             N/A       $1,589     $2,318      $3,612
EQ/Capital Guardian Growth                                  N/A       $1,566     $2,280      $3,535
EQ/Capital Guardian Research                                N/A       $1,554     $2,261      $3,496
EQ/Caywood-Scholl High Yield Bond                           N/A       $1,554     $2,261      $3,496
EQ/Davis New York Venture                                   N/A       $1,633     $2,389      $3,754
EQ/Equity 500 Index                                         N/A       $1,369     $1,946      $2,865
EQ/Evergreen International Bond                             N/A       $1,586     $2,313      $3,602
EQ/Evergreen Omega                                          N/A       $1,595     $2,328      $3,631
------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                                       If you do not
                                                                   surrender your contract
                                                                      at the end of the
                                                                   applicable time period
                                                        ---------------------------------------------
                                                          1 year    3 years      5 years    10 years
-----------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                  $368     $1,118        $1,888     $3,904
AXA Conservative Allocation                                $348     $1,059        $1,793     $3,726
AXA Conservative-Plus Allocation                           $353     $1,075        $1,818     $3,773
AXA Moderate Allocation                                    $331     $1,010        $1,712     $3,573
AXA Moderate-Plus Allocation                               $361     $1,099        $1,858     $3,848
Multimanager Aggressive Equity                             $300     $  917        $1,559     $3,280
Multimanager Core Bond                                     $323     $  985        $1,671     $3,496
Multimanager Health Care                                   $393     $1,191        $2,007     $4,124
Multimanager High Yield                                    $296     $  907        $1,543     $3,250
Multimanager International Equity                          $372     $1,130        $1,908     $3,941
Multimanager Large Cap Core Equity                         $358     $1,090        $1,843     $3,820
Multimanager Large Cap Growth                              $360     $1,096        $1,853     $3,839
Multimanager Large Cap Value                               $355     $1,081        $1,828     $3,792
Multimanager Mid Cap Growth                                $379     $1,152        $1,943     $4,005
Multimanager Mid Cap Value                                 $378     $1,149        $1,938     $3,996
Multimanager Small Cap Growth                              $381     $1,158        $1,953     $4,024
Multimanager Small Cap Value                               $370     $1,124        $1,898     $3,922
Multimanager Technology                                    $393     $1,191        $2,007     $4,124
Target 2015 Allocation                                     $490     $1,473        $2,457     $4,926
Target 2025 Allocation                                     $459     $1,383        $2,314     $4,676
Target 2035 Allocation                                     $561     $1,672        $2,770     $5,457
Target 2045 Allocation                                     $606     $1,799        $2,966     $5,778
-----------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                          $280     $  857        $1,461     $3,090
EQ/AllianceBernstein Intermediate Government Securities    $283     $  867        $1,476     $3,120
EQ/AllianceBernstein International                         $310     $  948        $1,610     $3,379
EQ/AllianceBernstein Large Cap Growth                      $351     $1,069        $1,808     $3,754
EQ/AllianceBernstein Quality Bond                          $284     $  870        $1,482     $3,130
EQ/AllianceBernstein Small Cap Growth                      $308     $  942        $1,600     $3,359
EQ/AllianceBernstein Value                                 $291     $  892        $1,518     $3,201
EQ/Ariel Appreciation II                                   $349     $1,062        $1,798     $3,735
EQ/AXA Rosenberg Value Long/Short Equity                   $590     $1,755        $2,898     $5,668
EQ/BlackRock Basic Value Equity                            $314     $  960        $1,630     $3,418
EQ/BlackRock International Value                           $348     $1,059        $1,793     $3,726
EQ/Boston Advisors Equity Income                           $336     $1,025        $1,737     $3,621
EQ/Calvert Socially Responsible                            $335     $1,022        $1,732     $3,612
EQ/Capital Guardian Growth                                 $327     $  997        $1,692     $3,535
EQ/Capital Guardian Research                               $323     $  985        $1,671     $3,496
EQ/Caywood-Scholl High Yield Bond                          $323     $  985        $1,671     $3,496
EQ/Davis New York Venture                                  $351     $1,069        $1,808     $3,754
EQ/Equity 500 Index                                        $256     $  788        $1,346     $2,865
EQ/Evergreen International Bond                            $334     $1,019        $1,727     $3,602
EQ/Evergreen Omega                                         $337     $1,028        $1,742     $3,631
-----------------------------------------------------------------------------------------------------



24 Fee table

----------------------------------------------------------------------------------------------------------------------------------
                                                                                          If you annuitize at the end of the
                                                                                          applicable time period and select a
                                           If you surrender your contract at the end                   non-life
                                                            of the                         contingent period certain annuity
                                                    applicable time period                  option with less than ten years
                                           ---------------------------------------------------------------------------------------
                                            1 year    3 years    5 years    10 years   1 year     3 years    5 years    10 years
----------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                                $877     $1,569     $2,285      $3,544     N/A       $1,569     $2,285      $3,544
EQ/Franklin Income                           $901     $1,639     $2,399      $3,773     N/A       $1,639     $2,399      $3,773
EQ/Franklin Small Cap Value                  $904     $1,648     $2,413      $3,801     N/A       $1,648     $2,413      $3,801
EQ/Franklin Templeton Founding Strategy      $928     $1,717     $2,525      $4,024     N/A       $1,717     $2,525      $4,024
EQ/GAMCO Mergers and Acquisitions            $905     $1,651     $2,418      $3,811     N/A       $1,651     $2,418      $3,811
EQ/GAMCO Small Company Value                 $884     $1,589     $2,318      $3,612     N/A       $1,589     $2,318      $3,612
EQ/International Core PLUS                   $890     $1,607     $2,347      $3,669     N/A       $1,607     $2,347      $3,669
EQ/International Growth                      $908     $1,659     $2,432      $3,839     N/A       $1,659     $2,432      $3,839
EQ/JPMorgan Core Bond                        $852     $1,496     $2,165      $3,300     N/A       $1,496     $2,165      $3,300
EQ/JPMorgan Value Opportunities              $870     $1,548     $2,251      $3,477     N/A       $1,548     $2,251      $3,477
EQ/Large Cap Core PLUS                       $873     $1,557     $2,266      $3,506     N/A       $1,557     $2,266      $3,506
EQ/Large Cap Growth PLUS                     $872     $1,554     $2,261      $3,496     N/A       $1,554     $2,261      $3,496
EQ/Legg Mason Value Equity                   $878     $1,572     $2,290      $3,554     N/A       $1,572     $2,290      $3,554
EQ/Long Term Bond                            $849     $1,487     $2,150      $3,270     N/A       $1,487     $2,150      $3,270
EQ/Lord Abbett Growth and Income             $877     $1,569     $2,285      $3,544     N/A       $1,569     $2,285      $3,544
EQ/Lord Abbett Large Cap Core                $882     $1,584     $2,309      $3,593     N/A       $1,584     $2,309      $3,593
EQ/Lord Abbett Mid Cap Value                 $881     $1,581     $2,304      $3,583     N/A       $1,581     $2,304      $3,583
EQ/Marsico Focus                             $894     $1,619     $2,366      $3,707     N/A       $1,619     $2,366      $3,707
EQ/Mid Cap Value PLUS                        $877     $1,569     $2,285      $3,544     N/A       $1,569     $2,285      $3,544
EQ/Money Market                              $817     $1,390     $1,983      $2,937     N/A       $1,390     $1,983      $2,937
EQ/Montag & Caldwell Growth                  $886     $1,595     $2,328      $3,631     N/A       $1,595     $2,328      $3,631
EQ/Mutual Shares                             $907     $1,656     $2,427      $3,829     N/A       $1,656     $2,427      $3,829
EQ/Oppenheimer Global                        $943     $1,760     $2,595      $4,160     N/A       $1,760     $2,595      $4,160
EQ/Oppenheimer Main Street Opportunity       $927     $1,714     $2,521      $4,015     N/A       $1,714     $2,521      $4,015
EQ/Oppenheimer Main Street Small Cap         $935     $1,737     $2,558      $4,088     N/A       $1,737     $2,558      $4,088
EQ/PIMCO Real Return                         $865     $1,534     $2,227      $3,428     N/A       $1,534     $2,227      $3,428
EQ/Short Duration Bond                       $854     $1,502     $2,174      $3,320     N/A       $1,502     $2,174      $3,320
EQ/Small Company Index                       $835     $1,446     $2,082      $3,130     N/A       $1,446     $2,082      $3,130
EQ/T. Rowe Price Growth Stock                $889     $1,604     $2,342      $3,659     N/A       $1,604     $2,342      $3,659
EQ/Templeton Growth                          $911     $1,668     $2,446      $3,867     N/A       $1,668     $2,446      $3,867
EQ/UBS Growth and Income                     $887     $1,598     $2,332      $3,640     N/A       $1,598     $2,332      $3,640
EQ/Van Kampen Comstock                       $876     $1,566     $2,280      $3,535     N/A       $1,566     $2,280      $3,535
EQ/Van Kampen Emerging Markets Equity        $935     $1,737     $2,558      $4,088     N/A       $1,737     $2,558      $4,088
EQ/Van Kampen Mid Cap Growth                 $881     $1,581     $2,304      $3,583     N/A       $1,581     $2,304      $3,583
EQ/Van Kampen Real Estate                    $907     $1,656     $2,427      $3,829     N/A       $1,656     $2,427      $3,829
----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                            If you do not surrender your contract
                                                      at the end of the
                                                    applicable time period
                                           ------------------------------------------
                                            1 year    3 years    5 years   10 years
-------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------
EQ/FI Mid Cap                                $328     $1,001     $1,697     $3,544
EQ/Franklin Income                           $353     $1,075     $1,818     $3,773
EQ/Franklin Small Cap Value                  $356     $1,084     $1,833     $3,801
EQ/Franklin Templeton Founding Strategy      $381     $1,158     $1,953     $4,024
EQ/GAMCO Mergers and Acquisitions            $357     $1,087     $1,838     $3,811
EQ/GAMCO Small Company Value                 $335     $1,022     $1,732     $3,612
EQ/International Core PLUS                   $341     $1,041     $1,762     $3,669
EQ/International Growth                      $360     $1,096     $1,853     $3,839
EQ/JPMorgan Core Bond                        $302     $  923     $1,569     $3,300
EQ/JPMorgan Value Opportunities              $320     $  979     $1,661     $3,477
EQ/Large Cap Core PLUS                       $324     $  988     $1,676     $3,506
EQ/Large Cap Growth PLUS                     $323     $  985     $1,671     $3,496
EQ/Legg Mason Value Equity                   $329     $1,004     $1,702     $3,554
EQ/Long Term Bond                            $298     $  914     $1,554     $3,270
EQ/Lord Abbett Growth and Income             $328     $1,001     $1,697     $3,544
EQ/Lord Abbett Large Cap Core                $333     $1,016     $1,722     $3,593
EQ/Lord Abbett Mid Cap Value                 $332     $1,013     $1,717     $3,583
EQ/Marsico Focus                             $346     $1,053     $1,783     $3,707
EQ/Mid Cap Value PLUS                        $328     $1,001     $1,697     $3,544
EQ/Money Market                              $264     $  810     $1,383     $2,937
EQ/Montag & Caldwell Growth                  $337     $1,028     $1,742     $3,631
EQ/Mutual Shares                             $359     $1,093     $1,848     $3,829
EQ/Oppenheimer Global                        $397     $1,204     $2,027     $4,160
EQ/Oppenheimer Main Street Opportunity       $380     $1,155     $1,948     $4,015
EQ/Oppenheimer Main Street Small Cap         $389     $1,179     $1,987     $4,088
EQ/PIMCO Real Return                         $315     $  963     $1,636     $3,428
EQ/Short Duration Bond                       $304     $  929     $1,579     $3,320
EQ/Small Company Index                       $284     $  870     $1,482     $3,130
EQ/T. Rowe Price Growth Stock                $340     $1,038     $1,757     $3,659
EQ/Templeton Growth                          $364     $1,106     $1,868     $3,867
EQ/UBS Growth and Income                     $338     $1,032     $1,747     $3,640
EQ/Van Kampen Comstock                       $327     $  997     $1,692     $3,535
EQ/Van Kampen Emerging Markets Equity        $389     $1,179     $1,987     $4,088
EQ/Van Kampen Mid Cap Growth                 $332     $1,013     $1,717     $3,583
EQ/Van Kampen Real Estate                    $359     $1,093     $1,848     $3,829
-------------------------------------------------------------------------------------



                                                                    Fee table 25

CONDENSED FINANCIAL INFORMATION


Please see Appendix II at the end of this prospectus, for the unit values and number of units outstanding as of the periods shown for each of the variable investment options, available as of December 31, 2007.



26 Fee table

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We require a minimum contribution amount of $20 for each type and series of contract purchased. If the total annual contributions to a TSA will be at least $200 annually, we may accept contributions of less than $20. The minimum contribution amount under our automatic investment program is $20. We discuss the automatic investment program under "About other methods of payment" in "More information" later in this prospectus. The following table summarizes our rules regarding contributions to your contract.


-----------------------------------------------------------------------------------------------------------------------------------
Contract type    Source of contributions                                    Limitations on contributions
-----------------------------------------------------------------------------------------------------------------------------------
SEP              o Employer.                                                o For 2008, annual employer contributions up to the
                                                                              lesser of $46,000 or 25% of employee compensation.
                 o Eligible rollover distributions from other traditional
                   IRAs, 403(b) plans, qualified plans and governmental
                   employer EDC plans.
-----------------------------------------------------------------------------------------------------------------------------------
SARSEP           o Employer-remitted employee salary reduction and/or non-  o For 2008, annual employer contributions up to the
                   elective employer contributions (pre 1997 plans only).     lesser of $46,000 or 25% of employee compensation.

                 o Additional "catch-up" contributions.                     o Maximum salary reduction contribution is $15,500
                                                                              for 2008.
                 o Eligible rollover distributions from other traditional
                   IRAs, 403(b) plans, qualified plans and governmental     o If plan permits, an individual at least age 50 at
                   employer EDC plans.                                        any timeduring 2008 can make up to $5,000
                                                                              additional salary reduction "catch-up" contributions.
-----------------------------------------------------------------------------------------------------------------------------------
SIMPLE IRA       o Employee salary reduction; employer match.               o Salary reduction contributions up to $10,500 for
                                                                              2008; employer matching contributions up to 3% of
                 o Additional "catch-up" contributions.                       employee compensation.

                 o Rollover distributions or direct transfer distributions  o If plan permits, an individual at least age 50 at
                   from other SIMPLE IRAs.                                    any time during 2008 can make up to $2,500
                                                                              additional salary reduction "catch-up" contributions.
-----------------------------------------------------------------------------------------------------------------------------------
Unincorporated   o Employer, including for self-employed.                   o For 2008, maximum amount of employer and employee
and Corporate                                                                 contributions is generally the lesser of $46,000
Trusteed         o Salary reduction 401(k) if plan permits.                   or 100% of compensation, with maximum salary
                                                                              reduction contribution of $15,500.
                 o Additional "catch-up" contributions.
                                                                            o If employer's plan permits, an individual at least
                 o Eligible rollover distributions from other qualified       age 50 at any time during 2008 can make up to $5,000
                   plans, 403(b) plans, governmental employer EDC plans       additional salary reduction "catch-up" contributions.
                   and traditional IRAs, if permitted by the plan.
-----------------------------------------------------------------------------------------------------------------------------------



                                               Contract features and benefits 27

-----------------------------------------------------------------------------------------------------------------------------------
Contract type    Source of contributions                                    Limitations on contributions
-----------------------------------------------------------------------------------------------------------------------------------
TSA and          o Employer-remitted employee salary reduction and/or       o For 2008, maximum amount of employer and employee
University TSA     various types of employer contributions.                   contributions is generally the lesser of $46,000 or
                                                                              100% of compensation, with maximum salary reduction
                 o Additional "catch-up" contributions.                       contribution of $15,500.

                 o "Designated Roth contributions" under Section 402A       o If employer's plan permits, an individual at least
                   of the Code                                                age 50 at any time during 2008 can make up to
                                                                              $5,000 additional salary reduction "catch-up"
                 o Only if plan permits, direct plan-to-plan transfers        contributions.
                   from another 403(b) plan, or contract exchanges from
                   another 403(b) contract under the same plan.             o All salary reduction contributions (whether pre-
                                                                              tax or designated Roth) may not exceed the total
                 o Only if plan permits, eligible rollover distributions      maximum for the year. (For 2008, $15,500 and age
                   from other 403(b) plans, qualified plans, governmental     50 catch-up of $5,000.)
                   employer 457(b) plans and traditional IRAs.
                                                                            o Rollover or direct transfer contributions after age
                                                                              70-1/2 must be net of any required minimum
                                                                              distributions.

                                                                            o Different sources of contributions and earnings
                                                                              may be subject to withdrawal restrictions.

                                                                            o We currently do not accept rollovers or direct
                                                                              transfers of funds from designated Roth accounts.
-----------------------------------------------------------------------------------------------------------------------------------
EDC              o Employer-remitted employee salary reduction and/or       o Contributions subject to plan limits. Maximum
                   employer contributions.                                    contribution for 2008 is lesser of $15,500 or 100%
                                                                              of includible compensation.
                 o For governmental employer EDC plans only, additional
                   "age 50 catch-up" contributions.                         o If plan permits, an individual may make catch-up
                                                                              contributions for 3 years of service preceding
                 o For governmental employer EDC plans only and only if       plan retirement age; 2008 maximum is $31,000.
                   plan permits, eligible rollover distributions from
                   other governmental employer 457(b) plans, 403(b) plans,  o If governmental employer 457(b) plan permits, an
                   qualified plans and traditional IRAs.                      individual at least age 50 at any time during 2008
                                                                              can make up to $5,000 additional salary reduction
                                                                              "catch-up" contributions. This must be coordinated
                                                                              with the "catch-up" contributions for 3 years of
                                                                              service preceding plan retirement age.
-----------------------------------------------------------------------------------------------------------------------------------


IRA FUNDING. The contracts we issue to fund SEP, SARSEP and SIMPLE IRA programs are individual retirement annuities, or "IRAs." Internal Revenue Service ("IRS") rules for traditional IRA also generally apply to those programs.

                                ----------------


See "Tax information" later in this prospectus for a more detailed discussion of sources of contributions, certain contribution limitations and other tax information. We may refuse to accept any contribution if the sum of all contributions under all types of EQUI-VEST(SM) contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for owners or annuitants who are 81 and older at contract issue). We may also refuse to accept any contribution if the sum of all contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000.


For information on when contributions are credited see "Dates and prices at which contract events occur" under "More information" later in this prospectus.


28 Contract features and benefits

CONTRIBUTIONS TO SARSEP, CORPORATE TRUSTEED AND CERTAIN HR-10 CONTRACTS

We no longer offer the EQUI-VEST(SM) contracts under SARSEP, Corporate Trusteed and Annuitant-Owned HR-10 plans, except as noted below:

o If you established a SARSEP before 1997, you may continue to make contributions for existing and new employees under salary reduction arrangements. We will issue a contract to each participating employee for whom a contract has not previously been issued.

o If you are an incorporated employer and already have a retirement plan funded by the EQUI-VEST(SM) contracts, we will enroll new employees under your contract and accept contributions for existing employees.

o If you established an HR-10 plan where EQUI-VEST(SM) contracts are owned by the annuitant, rather than by a trustee, we will offer Annuitant-Owned HR-10 contracts to new employees and continue to accept contributions for all participating employees.

o If your retirement plan is qualified under section 401(a) of the Internal Revenue Code and is sponsored by a state or local governmental entity.


OWNER AND ANNUITANT REQUIREMENTS

For the following employer-funded programs, the employee must be the owner and the annuitant on the contract: SEP-IRA, SARSEP-IRA, SIMPLE-IRA, TSA, University TSA and Annuitant-Owned HR-10.

The trustee under Trusteed HR-10 corporate retirement and governmental plans is the owner of the contract. In each case, the employee is the annuitant. We do not act as trustee for these plans. Only Trusteed contracts may be sold in Puerto Rico and the tax aspects that apply to such contracts may differ from those described in this prospectus.

Under EDC contracts, the employer or a trust must be the owner and the employee is the annuitant.

--------------------------------------------------------------------------------
Annuitant is the measuring life for determining annuity benefits.
--------------------------------------------------------------------------------


HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be made by check drawn on a U.S. bank, in U.S. dollars and made payable to "AXA Equitable." We do not accept third-party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For certain SEP and KEOGH plans, additional contributions may be made by our automatic investment program. The methods of payment are discussed in detail in "About other methods of payment" in "More information" later in this prospectus.

Your initial contribution must generally be accompanied by an application and any other form we need to process the contribution. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain that information. If we are unable to obtain all the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.


Generally, you may make additional contributions at any time. You may do so in single sum amounts, on a regular basis, or as your financial situation permits.

--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see "Dates and prices at which contract events occur."
--------------------------------------------------------------------------------



WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options, subject to any employer plan limitations, are the variable investment options, the guaranteed interest option, and the fixed maturity options available under the investment method you select (see "Selecting your investment method," later in this prospectus).


VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their advisers.

--------------------------------------------------------------------------------
You can choose from among the variable investment options, the guaranteed interest option and fixed maturity options, subject to certain restrictions.
--------------------------------------------------------------------------------


                                              Contract features and benefits  29

Portfolios of the Trusts

The AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio than certain other portfolios available to you under your contract. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the objective and investment manager or sub-adviser(s), as applicable, for each portfolio.



----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                   Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                                 applicable)
----------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                     o AXA Equitable
----------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                     o AXA Equitable
----------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a        o AXA Equitable
 ALLOCATION                   greater emphasis on current income.
----------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.  o AXA Equitable
----------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,  o AXA Equitable
 ALLOCATION                   with a greater emphasis on capital appreciation.
----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       Long-term growth of capital.                              o AllianceBernstein L.P.
 EQUITY                                                                                 o ClearBridge Advisors, LLC
                                                                                        o Legg Mason Capital Management, Inc.
                                                                                        o Marsico Capital Management, LLC
----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND        To seek a balance of high current income and capital      o BlackRock Financial Management, Inc.
                              appreciation, consistent with a prudent level of risk.    o Pacific Investment Management Company
                                                                                          LLC
----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER HEALTH CARE      Long-term growth of capital.                              o Invesco Aim Capital Management, Inc.
                                                                                        o RCM Capital Management LLC
                                                                                        o Wellington Management Company, LLP
----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER HIGH YIELD       High total return through a combination of current        o Pacific Investment Management Company
                              income and capital appreciation.                            LLC
                                                                                        o Post Advisory Group, LLC
----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL    Long-term growth of capital.                              o AllianceBernstein L.P.
 EQUITY                                                                                 o JPMorgan Investment Management Inc.
                                                                                        o Marsico Capital Management, LLC
----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP        Long-term growth of capital.                              o AllianceBernstein L.P.
 CORE EQUITY                                                                            o Janus Capital Management LLC
                                                                                        o Thornburg Investment Management, Inc.
----------------------------------------------------------------------------------------------------------------------------------



30 Contract features and benefits

----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                   Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                                 applicable)
----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP        Long-term growth of capital.                              o RCM Capital Management LLC
 GROWTH                                                                                 o TCW Investment Management Company
                                                                                        o T. Rowe Price Associates, Inc.
----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP        Long-term growth of capital.                              o AllianceBernstein L.P.
 VALUE                                                                                  o Institutional Capital LLC
                                                                                        o MFS Investment Management
----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP          Long-term growth of capital.                              o AllianceBernstein L.P.
 GROWTH                                                                                 o Franklin Advisers, Inc.
                                                                                        o Provident Investment Counsel, Inc.
----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE    Long-term growth of capital.                              o AXA Rosenberg Investment Management LLC
                                                                                        o TCW Investment Management Company
                                                                                        o Wellington Management Company, LLP
----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP        Long-term growth of capital.                              o Eagle Asset Management, Inc.
 GROWTH                                                                                 o Wells Capital Management Inc.
----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP        Long-term growth of capital.                              o Franklin Advisory Services, LLC
 VALUE                                                                                  o Lazard Asset Management LLC
----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY       Long-term growth of capital.                              o Firsthand Capital Management, Inc.
                                                                                        o RCM Capital Management LLC
                                                                                        o Wellington Management Company, LLP
----------------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION        Seeks the highest total return over time consistent with  o AXA Equitable its asset mix. Total return includes capital growth and
                              income.
----------------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION        Seeks the highest total return over time consistent with  o AXA Equitable its asset mix. Total return includes capital growth and
                              income.
----------------------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION        Seeks the highest total return over time consistent with  o AXA Equitable its asset mix. Total return includes capital growth and
                              income.
----------------------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION        Seeks the highest total return over time consistent with  o AXA Equitable its asset mix. Total return includes capital growth and
                              income.
----------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                       Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                                 applicable)
----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN COM-     Seeks to achieve long-term growth of capital.             o AllianceBernstein L.P.
 MON STOCK
----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTER-   Seeks to achieve high current income consistent with      o AllianceBernstein L.P.
 MEDIATE GOVERNMENT           relative stability of principal.
 SECURITIES
----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTER-   Seeks to achieve long-term growth of capital.             o AllianceBernstein L.P.
 NATIONAL
----------------------------------------------------------------------------------------------------------------------------------



                                               Contract features and benefits 31

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                         Investment Manager (or Sub-Adviser(s), as
Portfolio Name                 Objective                                                  applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN LARGE     Seeks to achieve long-term growth of capital.              o AllianceBernstein L.P.
 CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN QUALITY   Seeks to achieve high current income consistent with       o AllianceBernstein L.P.
 BOND                          moderate risk to capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL     Seeks to achieve long-term growth of capital.              o AllianceBernstein L.P.
 CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN VALUE     Seeks to achieve capital appreciation.                     o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II(+)    Seeks to achieve long-term capital appreciation.           o Ariel Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA ROSENBERG VALUE         Seeks to increase value through bull markets and bear      o AXA Rosenberg Investment Management LLC
 LONG/SHORT EQUITY(++)         markets using strategies that are designed to limit expo-
                               sure to general equity market risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE       Seeks to achieve capital appreciation and secondarily,     o BlackRock Investment Management, LLC
 EQUITY                        income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL     Seeks to provide current income and long-term growth of    o BlackRock Investment Management
 VALUE                         income, accompanied by growth of capital.                    International Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY      Seeks to achieve a combination of growth and income to     o Boston Advisors, LLC
 INCOME                        achieve an above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY            Seeks to achieve long-term capital appreciation.           o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                              o Bridgeway Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH     Seeks to achieve long-term growth of capital.              o Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN            Seeks to achieve long-term growth of capital.              o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH         Seeks to maximize current income.                          o Caywood-Scholl Capital Management
 YIELD BOND
------------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE      Seeks to achieve long-term growth of capital.              o Davis Selected Advisers, L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX            Seeks to achieve a total return before expenses that       o AllianceBernstein L.P.
                               approximates the total return performance of the S&P
                               500 Index, including reinvestment of dividends, at a risk
                               level consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN INTERNATIONAL     Seeks to achieve capital growth and current income.        o Evergreen Investment Management
 BOND                                                                                       Company, LLC
                                                                                          o First International Advisors, LLC (dba
                                                                                            "Evergreen International")
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA             Seeks to achieve long-term capital growth.                 o Evergreen Investment Management
                                                                                            Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                  Seeks to achieve long-term growth of capital.              o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN INCOME             Seeks to maximize income while maintaining prospects       o Franklin Advisers, Inc.
                               for capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN SMALL CAP VALUE    Seeks to achieve long-term total return.                   o Franklin Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON          Primarily seeks capital appreciation and secondarily seeks o AXA Equitable
 FOUNDING STRATEGY             income.
------------------------------------------------------------------------------------------------------------------------------------



32 Contract features and benefits

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                         Investment Manager (or Sub-Adviser(s), as
Portfolio Name                 Objective                                                  applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND           Seeks to achieve capital appreciation.                     o GAMCO Asset Management Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY         Seeks to maximize capital appreciation.                    o GAMCO Asset Management Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS     Seeks to achieve long-term growth of capital.              o AXA Equitable
                                                                                          o Mellon Capital Management Corporation
                                                                                          o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH        Seeks to achieve capital appreciation.                     o MFS Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND          Seeks to provide a high total return consistent with mod-  o JPMorgan Investment Management Inc.
                               erate risk to capital and maintenance of liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE              Seeks to achieve long-term capital appreciation.           o JPMorgan Investment Management Inc.
 OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS         Seeks to achieve long-term growth of capital with a sec-   o AXA Equitable
                               ondary objective to seek reasonable current income. For    o Institutional Capital LLC
                               purposes of this Portfolio, the words "reasonable current  o Mellon Capital Management Corporation income" mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS       Seeks to provide long-term capital growth                  o AXA Equitable
                                                                                          o Marsico Capital Management, LLC
                                                                                          o Mellon Capital Management Corporation
------------------------------------------------------------------------------------------------------------------------------------
EQ/LEGG MASON VALUE EQUITY     Seeks to achieve long-term growth of capital.              o Legg Mason Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND              Seeks to maximize income and capital appreciation          o BlackRock Financial Management, Inc.
                               through investment in long-maturity debt obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND      Seeks to achieve capital appreciation and growth of        o Lord, Abbett & Co. LLC
 INCOME                        income without excessive fluctuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP       Seeks to achieve capital appreciation and growth of        o Lord, Abbett & Co. LLC
 CORE                          income with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE   Seeks to achieve capital appreciation.                     o Lord, Abbett & Co. LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS               Seeks to achieve long-term growth of capital.              o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS          Seeks to achieve long-term capital appreciation.           o AXA Equitable
                                                                                          o Mellon Capital Management Corpation
                                                                                          o Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                Seeks to obtain a high level of current income, preserve   o The Dreyfus Corporation
                               its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           Seeks to achieve capital appreciation.                     o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL SHARES               Seeks to achieve capital appreciation, which may occa-     o Franklin Mutual Advisers, LLC
                               sionally be short-term, and secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL          Seeks to achieve capital appreciation.                     o OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET     Seeks to achieve long-term capital appreciation.           o OppenheimerFunds, Inc.
 OPPORTUNITY
------------------------------------------------------------------------------------------------------------------------------------



                                               Contract features and benefits 33

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                        Investment Manager (or Sub-Adviser(s), as
Portfolio Name               Objective                                                   applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET   Seeks to achieve capital appreciation.                      o OppenheimerFunds, Inc.
 SMALL CAP
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN         Seeks to achieve maximum real return consistent with        o Pacific Investment Management Company,
                             preservation of real capital and prudent investment man-      LLC
                             agement.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND       Seeks to achieve current income with reduced volatility of  o BlackRock Financial Management, Inc.
                             principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX       Seeks to replicate as closely as possible (before the       o AllianceBernstein L.P.
                             deduction of Portfolio expenses) the total return of the
                             Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH      Seeks to achieve long-term capital appreciation and         o T. Rowe Price Associates, Inc.
 STOCK                       secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GROWTH          Seeks to achieve long-term capital growth.                  o Templeton Global Advisors Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME     Seeks to achieve total return through capital appreciation  o UBS Global Asset Management
                             with income as a secondary consideration.                     (Americas) Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK       Seeks to achieve capital growth and income.                 o Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING       Seeks to achieve long-term capital appreciation.            o Morgan Stanley Investment Management Inc.
 MARKETS EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP        Seeks to achieve capital growth.                            o Morgan Stanley Investment Management Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN REAL ESTATE    Seeks to provide above average current income and long-     o Morgan Stanley Investment Management Inc.
                             term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------



(+) The EQ/Ariel Appreciation II option is not available under EDC and TSA contracts.

(++) EQ/AXA Rosenberg Value Long/Short Equity option is not available for new contributions or incoming transfers for certain TSA contract owners in the State of Texas. (See Appen dix IV.)

You should consider the investment objectives, risks and charges and expenses of the portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the portfolios. The prospectuses should be read carefully before investing.



34 Contract features and benefits

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account in "More information," later in this prospectus.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1) the minimum interest rate guaranteed over the life of the contract,

(2) the annual minimum guaranteed interest rate for the calendar year, and

(3) the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. All interest rates are effective annual rates, but before deduction of annual administrative charges or any withdrawal charges.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. The rate may be different depending on certain factors, including the type and series of your contract and when the allocation is made. An exception to this approach applies to Corporate Trusteed contracts and EDC contracts issued to government employees in New York whose EQUI-VEST(SM) funding arrangements became effective on and after July 1, 1989. Generally, we assign an interest rate to the total amounts invested in Corporate Trusteed and EDC contracts issued to government employees in New York regardless of when allocations were made to the guaranteed interest option.


Generally, the annual minimum guaranteed interest rate for 2008 is 2.75%, 3.0% or 4.0% depending on the lifetime guaranteed minimum rate of your contract. Depending on your contract type, contract series, and the state where your contract is issued, the lifetime minimum guaranteed interest rate ranges from 1.0% to 3.0% (may be 4.0% for Corporate Trusteed contracts and Keogh Trusteed contracts). The lifetime minimum guaranteed interest rate is shown in your contract. The annual minimum guaranteed interest rate will never be less than the lifetime minimum guaranteed interest rate. Check with your financial professional as to which rate applies in your state and to your contract series. Current interest rates will never be less than the annual minimum guaranteed interest rate.


FIXED MATURITY OPTIONS


We offer fixed maturity options with maturity dates generally ranging from one to ten years (one to seven in Oregon). We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that at points in time there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." Your financial professional can provide your state's approval status. For contracts issued in New York, see "Charges and expenses" for information on withdrawal charges when amounts are allocated to the fixed maturity options.


--------------------------------------------------------------------------------
Fixed maturity options generally range from one to ten years to maturity.
--------------------------------------------------------------------------------

The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option, your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amount will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

FIXED MATURITY OPTIONS AND MATURITY DATES. We currently offer fixed maturity options ending on June 15th for maturity years ranging from one through ten (seven in Oregon). Not all of these fixed maturity options will be available for annuitants ages 76 and older. See "Allocating your contributions." As fixed maturity options expire, we expect to add maturity years so that generally 10 (7 in Oregon) fixed maturity options are available at any time.

We will not accept allocations to a fixed maturity option if on the date the contribution is to be applied:

o you previously allocated a contribution or made a transfer to the same fixed maturity option; or

o   the rate to maturity is 3%; or

o   the fixed maturity option's maturity date is within 45 days; or

o the fixed maturity option's maturity date is later than the date annuity payments are to begin.

YOUR CHOICES AT THE MATURITY DATE. We will notify you at least 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in "Allocating your contributions," would apply:

(a) transfer the maturity value into another available fixed maturity option, or into any of the variable investment options; or

(b) subject to plan restrictions, withdraw the maturity value (there may be a withdrawal charge).


If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the next available fixed maturity option (or another investment option if we are required to do so by any state regulation). As of February 15, 2008, the next available maturity date was June 15, 2013 (see "About our fixed maturity options" in "More information" later in this prospectus). We may change our procedures in the future.


MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender or termination of your contract or when we make


                                              Contract features and benefits  35
deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:

(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b) the length of time remaining until the maturity date.

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this prospectus. Appendix III at the end of this prospectus provides an example of how the market value adjustment is calculated.


SELECTING YOUR INVESTMENT METHOD

Subject to any employer plan limitations, you must choose one of the following two methods for selecting your investment options:

o MAXIMUM INVESTMENT OPTIONS CHOICE. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A and B in the investment options chart. You can make transfers whenever you choose. However, there will be restrictions on the amount you can transfer out of the guaranteed interest option listed in A.

o MAXIMUM TRANSFER FLEXIBILITY. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A in the investment options chart and no transfer restrictions will apply.

TEMPORARY REMOVAL OF TRANSFER RESTRICTIONS THAT APPLY TO THE INVESTMENT METHODS. From time to time, we may remove certain restrictions that apply to your investment method. If we do so, we will tell you. For example, if you elect the "Maximum investment options choice" method, for a limited time there will be no restrictions on the amount you could transfer out of the guaranteed interest option listed in group "A." If you elect the "Maximum transfer flexibility" method, for a limited time you will be able to use the fixed income variable investment options listed in group "B" as well as the fixed maturity options.

We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if you elect the "Maximum investment options choice" method, limits on transfers out of the guaranteed interest option will again apply. If you elect the "Maximum transfer flexibility" method, you will no longer be permitted to allocate new contributions to, or transfer amounts into, the variable investment options in group B (including through our rebalancing program) or the fixed maturity options. However, amounts that are in any investment options that are not available under "Maximum transfer flexibility" can remain in these options.


--------------------------------------------------------------------------------
                               Investment Options
--------------------------------------------------------------------------------
                                        A
--------------------------------------------------------------------------------
o Guaranteed Interest Option
--------------------------------------------------------------------------------
                                 Domestic stocks
--------------------------------------------------------------------------------
o AXA Aggressive Allocation            o EQ/Lord Abbett Mid Cap Value
o AXA Moderate-Plus Allocation         o EQ/Marsico Focus
o EQ/AllianceBernstein Common Stock    o EQ/Mid Cap Value PLUS
o EQ/AllianceBernstein Large Cap       o EQ/Montag & Caldwell Growth
  Growth                               o EQ/Mutual Shares
o EQ/AllianceBernstein Small Cap       o EQ/Oppenheimer Main Street
  Growth                                 Opportunity
o EQ/AllianceBernstein Value           o EQ/Oppenheimer Main Street Small
o EQ/Ariel Appreciation II(2)            Cap
o EQ/AXA Rosenberg Value Long/Short    o EQ/Small Company Index
  Equity(3)                            o EQ/T. Rowe Price Growth Stock
o EQ/BlackRock Basic Value Equity      o EQ/Templeton Growth
o EQ/Boston Advisors Equity Income     o EQ/UBS Growth and Income
o EQ/Calvert Socially Responsible      o EQ/Van Kampen Comstock
o EQ/Capital Guardian Growth           o EQ/Van Kampen Mid Cap Growth
o EQ/Capital Guardian Research         o EQ/Van Kampen Real Estate
o EQ/Davis New York Venture            o Multimanager Aggressive Equity
o EQ/Equity 500 Index                  o Multimanager Health Care
o EQ/Evergreen Omega                   o Multimanager Large Cap Core Equity
o EQ/FI Mid Cap                        o Multimanager Large Cap Growth
o EQ/Franklin Small Cap Value          o Multimanager Large Cap Value
o EQ/Franklin Templeton Founding       o Multimanager Mid Cap Growth
  Strategy                             o Multimanager Mid Cap Value
o EQ/GAMCO Mergers and Acquisitions    o Multimanager Small Cap Growth
o EQ/GAMCO Small Company Value         o Multimanager Small Cap Value
o EQ/JPMorgan Value Opportunities      o Multimanager Technology
o EQ/Large Cap Core PLUS               o Target 2015 Allocation(1)
o EQ/Large Cap Growth PLUS             o Target 2025 Allocation(1)
o EQ/Legg Mason Value Equity           o Target 2035 Allocation(1)
o EQ/Lord Abbett Growth and Income     o Target 2045 Allocation(1)
o EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------
                              International stocks
--------------------------------------------------------------------------------
o Multimanager International Equity    o EQ/International Growth
o EQ/AllianceBernstein International   o EQ/Oppenheimer Global
o EQ/Black Rock International Value    o EQ/Van Kampen Emerging Markets
o EQ/International Core PLUS             Equity
--------------------------------------------------------------------------------
 Balanced/hybrid
--------------------------------------------------------------------------------
o AXA Moderate Allocation
--------------------------------------------------------------------------------



36  Contract features and benefits

--------------------------------------------------------------------------------
                                        B
--------------------------------------------------------------------------------
 Fixed income
--------------------------------------------------------------------------------
o AXA Conservative Allocation          o EQ/JPMorgan Core Bond
o AXA Conservative-Plus Allocation     o EQ/Long Term Bond
o EQ/AllianceBernstein Intermediate    o EQ/Money Market
  Government Securities                o EQ/PIMCO Real Return
o EQ/AllianceBernstein Quality Bond    o EQ/Short Duration Bond
o EQ/Caywood-Scholl High Yield Bond    o Multimanager Core Bond
o EQ/Evergreen International Bond      o Multimanager High Yield
o EQ/Franklin Income
--------------------------------------------------------------------------------
 Fixed maturity options
--------------------------------------------------------------------------------
 The fixed maturity options are only available in states where approved. Transfer restrictions apply as indicated above under "Fixed maturity options and maturity dates."
--------------------------------------------------------------------------------


(1) Since these investment options, collectively, the "Target Allocation investment options," as they approach their respective target dates, and thereafter, are expected to invest more heavily in fixed income securities, we reserve the right to make them group "B" investment options at or after their respective target dates. Please note that if you select the "Maximum transfer flexibility" method, and have included any of the Target Allocation investment options among your investment options, you will be deemed to have changed to the "maximum investment options choice" method. If you select the "maximum transfer flexibility" method but have not included any of the Target Allocation investment options among your allocations, you will not be changed to the alternate method but those options will no longer be available to you.

(2) The EQ/Ariel Appreciation II option is not available under EDC and TSA contracts.


(3) EQ/AXA Rosenberg Value Long/Short Equity option is not available for new contributions or incoming transfers for certain TSA contract owners in the State of Texas. (See Appendix IV.)


Please note that under Trusteed contracts your employer or the plan trustee will select the investment method available to the participant. Under all other contracts, you may choose from any of the investment options available under your investment method. In all cases, if any of the options listed in B in the chart referenced above are selected, you will be subject to the restrictions on transfers out of the guaranteed interest option that apply under the maximum investment options choice investment method.

--------------------------------------------------------------------------------
A participant is an individual who participates in an employer's plan funded by an EQUI-VEST(SM) contract. The participant is also the annuitant.
--------------------------------------------------------------------------------


ERISA CONSIDERATIONS FOR EMPLOYERS

If you are an employer and your plan is intended to comply with the requirements of the Employee Retirement Income Security Act of 1974 ("ERISA")
Section 404(c), you or your plan trustee must make sure that the investment options chosen for your plan constitute a broad range of investment choices as required by the Department of Labor's ("DOL") regulation under ERISA Section 404(c). See "Tax information" later in this prospectus.


ALLOCATING YOUR CONTRIBUTIONS

Once you have made your investment method choice, you may allocate your contributions to one or more or all of the investment options that you have chosen, subject to any restrictions under the investment method you chose. However, you may not allocate more than one contribution to any one fixed maturity option. If the annuitant is age 76 or older, you may only allocate contributions to fixed maturity options with maturities of five years or less. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the investment options, they become a part of your account value. We discuss account value in "Determining your contract's value" later in this prospectus. After your contract is issued, you may request that we add or eliminate any variable investment options that result in transfer restrictions. We reserve the right to deny your request. See "Transferring your money among investment options" later in this prospectus.

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocation under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, your should speak with him/her regarding any different arrangements that may apply.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER
OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. In some states, this "free look" period may be longer.


For contributions allocated to the variable investment options, your refund will equal your contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the guaranteed interest option, your refund will equal the amount of the contributions but will not include interest. For contributions allocated to the fixed maturity options, your refund will equal the amount of the contribution allocated to fixed maturity options reflecting any positive or negative market value adjustments. Some states require that we refund the full amount of your contribution (not including any investment gain or loss, or interest or market value adjustment). For contracts issued to fund SEPs, SARSEPs or SIMPLE IRAs that are returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.


We may require that you wait six months before you apply for a contract with us again if:

o   you cancel your contract during the free look period; or


o you change your mind before you receive your contract whether we have received your contribution or not.

See Appendix IV for any state variations.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information," later in this Propectus for possible consequences of cancelling your contract.



                                              Contract features and benefits  37

2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the: (i) values you have allocated to the variable investment options; (ii) the guaranteed interest option; (iii) the market adjusted amounts you have in the fixed maturity options; and (iv) if you have taken a loan under a TSA, governmental employer EDC or Corporate Trusteed contract, amounts held in your loan reserve account. These amounts are subject to certain fees and charges discussed in "Charges and expenses" later in this prospectus.

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) any applicable withdrawal charges and (ii) the total amount or a pro rata portion of the annual administrative charge, and (iii) under a TSA, governmental employer EDC or Corporate Trusteed contract, any outstanding loan plus accrued interest.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are increased or decreased to reflect additional contributions, withdrawals, withdrawal charges, transfers and loans.

In addition, the annual administrative charge or third-party transfer or exchange charge, will reduce the number of units credited to your contract. A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals and transfers out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in a fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.


38  Determining your contract's value

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

o You must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive the $300 requirement.

o You may not transfer to a fixed maturity option in which you already have value.

o You may not transfer to a fixed maturity option that has a rate to maturity of 3%.


o If the annuitant is age 76 or older, you must limit your transfers to fixed maturity options with maturities of five years or less. As of February 15, 2008, not all maturities were available.


o You may not transfer to a fixed maturity option if its maturity date is later than the date annuity payments are to begin.

o If you make transfers out of a fixed maturity option other than at its maturity date the transfer will cause a market value adjustment.

o If you choose the maximum investment options choice method for selecting investment options (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group "B" option as described under "Selecting your investment method" in "Contract features and benefits" earlier in this prospectus) the maximum amount you may transfer in any contract year from the guaranteed interest option to any other investment option is (a) 25% of the amount you had in the guaranteed interest option on the last day of the prior contract year or, if greater, (b) the total of all amounts you transferred from the guaranteed interest option to any other investment option in the prior contract year.

o If you transfer money from another financial institution into the guaranteed interest option during your first contract year, and if you have selected the maximum investment options method (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group "B" option as described under "Selecting your investment method" in "Contract features and benefits" earlier in this prospectus) you may, during the balance of that contract year, transfer up to 25% of such initial guaranteed interest option balance to any other investment option.

See Appendix I for transfer restrictions under Original contracts.

Upon advance notice to you, we may change or establish additional restrictions on transfers among the investment options, including limitations on the number, frequency, or dollar amount of transfers. A transfer request does not change your percentages for allocating current or future contributions among the investment options. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

You may request a transfer in writing or by telephone using TOPS or online using EQAccess. You must send all signed written requests directly to our processing office. Transfer requests should specify:

(1) the contract number,

(2) the dollar amounts to be transferred, and

(3) the investment options to and from which you are transferring.

Under Trusteed and EDC contracts, you or the trustee or employer owner, whichever applies, can direct us to transfer among the investment options.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

We will confirm all transfers in writing.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbi-


                            Transferring your money among investment options  39
trage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.


We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a contract owner is identified as having engaged in a potentially disruptive transfer under the contract for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.



AUTOMATIC TRANSFER OPTIONS

INVESTMENT SIMPLIFIER

You may choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. The transfer options are the "fixed-dollar option" and the "interest sweep." You may select one or the other, but not both. If you elect to use rebalancing option II (discussed below), you may not choose either of the investment simplifier options.


FIXED-DOLLAR OPTION. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above under "Transferring your account value."

See Appendix I for transfer restrictions under original contracts.


INTEREST SWEEP. Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

The fixed-dollar and interest sweep options are forms of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.


40  Transferring your money among investment options

WHEN YOUR PARTICIPATION IN THE INVESTMENT SIMPLIFIER WILL END. Your participation in the investment simplifier will end:

o Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

o Under the interest sweep option, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

o Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your contract terminates.


REBALANCING YOUR ACCOUNT VALUE

Our rebalancing program offers two options that you can use to automatically reallocate your account value. Option I permits reallocation among the variable investment options only and option II permits reallocation among the variable investment options and the guaranteed interest option. You must tell us:

(a) in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

(b) how often you want the rebalancing to occur (quarterly, semian nually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options (and guaranteed interest option, if applicable) must be included in the rebalancing program. Transfer restrictions out of the guaranteed interest option may apply in accordance with the last two bullets under "Transferring your account value," above, in this section. The initial transfer under the rebalancing program (based on your account value as of the day before the program is established) is not permitted to cause the transfer restrictions to be violated, and any rebalancing election that would be a violation of the transfer restrictions will not be put into effect. However, if the program can be established, once it is in effect, the transfer restrictions will be waived for the rebalancing transfers.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
--------------------------------------------------------------------------------

You may elect the rebalancing program at any time. To be eligible, you must have (i) at least $5,000 of account value in the variable investment options for option I, or (ii) at least $5,000 of account value in the variable investment options and the guaranteed interest option, combined for option II. Rebalancing is not available for amounts you have allocated in the fixed maturity options.

If you elect to use option II, you may not choose either of the investment simplifier automatic options.

If you request a transfer while the rebalancing program is in effect, we will process the transfer as requested. The rebalancing program will then remain in effect unless you request in writing that it be cancelled.

You may change your allocation instructions or cancel the program at any time.

For TSA, Corporate Trusteed and certain governmental employer EDC contracts with outstanding loans only, on any rebalancing date where the amount to be transferred from the guaranteed interest option would cause a transfer from the Loan Reserve Account (which is part of the guaranteed interest option), the rebalancing program will be automatically cancelled. (See "Loans under TSA, governmental employer EDC and Corporate Trusteed contracts" in "Accessing your money," later in this prospectus.)


                            Transferring your money among investment options  41

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of taking withdrawals, see "Tax information" later in this prospectus.


METHOD OF WITHDRAWAL


---------------------------------------------------------------
                     Partial                        Minimum
      Contract      withdrawal     Systematic    distribution
---------------------------------------------------------------
SEP/SARSEP           yes            yes              yes
---------------------------------------------------------------
SIMPLE IRA           yes            yes              yes
---------------------------------------------------------------
Corporate and
 KEOGH Trusteed      yes(3)         no               yes(3)
---------------------------------------------------------------
TSA                  yes(1)(2)(3)   yes(1)(2)(3)     yes(2)
---------------------------------------------------------------
University TSA       yes(1)(2)(3)   yes(1)(3)        yes
---------------------------------------------------------------
EDC                  yes(3)         yes(1)(2)(3)     yes(2)(3)
---------------------------------------------------------------
Annuitant-Owned
 HR-10               yes(3)          yes(3)          yes
---------------------------------------------------------------


(1) Only if the contract is not subject to withdrawal restrictions.
(2) Only if there are no outstanding loans.
(3) Requires or may require Plan Administrator's approval. See "Tax information" later in this prospectus.


PARTIAL WITHDRAWALS AND TERMINATIONS

Subject to the terms of the Plan, your contract and any restrictions in federal income tax rules, you may take partial withdrawals from your account value or terminate your contract at any time while the annuitant is living and before annuity payments begin. The minimum amount you may withdraw at any time is $300. If your account value is less than $500 after a withdrawal, we may terminate your contract and pay you its cash value.

Partial withdrawals, or payments of remaining account value in excess of the 10% free withdrawal amount, may be subject to a withdrawal charge. (See "10% free withdrawal amount" in "Charges and expenses" later in this prospectus.)


SYSTEMATIC WITHDRAWALS

If you have at least $20,000 of account value in the variable investment options and the guaranteed interest option, you may take systematic withdrawals on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $250. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, your withdrawals will be made on the first day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking or savings account.

You may withdraw either the amount of interest earned in the guaranteed interest option or a fixed-dollar amount from either the variable investment options or the guaranteed interest option. If you elect the interest option, a minimum of $20,000 must be maintained in the guaranteed interest option. If you elect the fixed-dollar option, you do not have to maintain a minimum amount.

If you choose to have a fixed dollar amount taken from the variable investment options, you may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1) pro rata from more than one variable investment option (without using up your total value in those options); or

(2) pro rata from more than one variable investment option (until your value in those options is used up); or


(3) you may specify a dollar amount from only one variable investment option. (If you choose this option and the amount you specify for the withdrawal exceeds the value of the variable investment option, the requested withdrawal amount will instead be taken on a pro rata basis from all of your variable investment options.)


You may elect systematic withdrawals under TSA and governmental employer EDC contracts if:

o   your plan or program permits it;

o   the contract is not subject to withdrawal restrictions; and

o   the contract does not have a loan outstanding.

You can cancel the systematic withdrawal option at any time.

Amounts withdrawn in excess of the 10% free withdrawal amount may be subject to a withdrawal charge.

LIFETIME MINIMUM DISTRIBUTION WITHDRAWALS

(SEPs, SARSEPs, SIMPLE IRAs, TSAs, EDCs, and Annuitant-owned HR-10 contracts - See "Tax information" later in this prospectus)

We offer our "required minimum distribution (RMD) automatic withdrawal option" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply if your withdrawal exceeds the free withdrawal amount. You may choose instead an annuity payout option. Before electing an account-based withdrawal option, please refer to "Tax information," "Required minimum distributions" later in this prospectus for your specific type of retirement arrangement. The actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals, which could increase the amount required to be withdrawn. For this purpose additional annuity contract benefits may include enhanced death benefits.


42  Accessing your money

You may elect our RMD automatic withdrawal option in the year in which you reach age 70-1/2 or in any later year, subject to the terms of your plan, if applicable. To elect this option, you must have account value in the variable investment options and the guaranteed interest option of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your contract and pay you its cash value. Currently, minimum distribution withdrawal payments will be made annually.


Currently, we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our RMD automatic withdrawal option. The minimum distribution withdrawal will be taken into account in determining if any subsequent withdrawal taken in the same contract year exceeds the 10% free withdrawal amount.


For non-governmental employer EDC contracts, this election may not be revoked. For TSA and governmental employer EDC contracts, you may not elect the minimum distribution option if you have an outstanding loan under a contract.


If you purchased your EQUI-VEST(SM) TSA via a direct transfer of funds from another 403(b) plan or arrangement and we were informed at the time of your purchase of the amount of your December 31, 1986 account balance (if any) you may postpone beginning lifetime required minimum distributions on these pre-1987 funds. This rule also applies if you purchased your EQUI-VEST(SM) TSA before December 31, 1986. Lifetime required minimum distributions on the pre-1987 account balance may be postponed to age 75 rather than having to start following the later of your reaching age 70-1/2 or retiring.

Distributions from a qualified plan, including our prototype plans through which Annuitant-Owned HR-10 contracts are issued, are subject to the provisions of the plan document. Similar rules apply in the case of a 403(b) plan.


--------------------------------------------------------------------------------
For contracts subject to minimum distribution requirements, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your values in the investment options. A market value adjustment will apply if withdrawals are taken from the fixed maturity options.


AUTOMATIC DEPOSIT SERVICE

If you are receiving Required Minimum Distribution payments from a TSA, SEP, SARSEP or SIMPLE IRA contract you may use our automatic deposit service.

Under this service we will automatically deposit the Required Minimum Distribution payment from your TSA, SEP, SARSEP or SIMPLE IRA contract directly into an existing EQUI-VEST(SM) NQ or ROTH IRA or an existing EQUI-VEST(SM) Express NQ or ROTH IRA contract according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs.

LOANS UNDER TSA, GOVERNMENTAL EMPLOYER EDC AND CORPORATE TRUSTEED CONTRACTS

If the plan permits, loans are available under a qualified plan, 403(b) plan or governmental employer 457(b) EDC plan. Loans are subject to federal income tax limits and are also subject to the limits of the plan. The loan rules under ERISA may apply to plans not sponsored by a governmental employer. Federal income tax rules apply to all plans, even if the plan is not subject to ERISA. You may borrow against your account value only under a TSA contract, a contract issued under a governmental employer 457(b) EDC plan or Corporate Trusteed contract. Loans under governmental employer 457(b) EDC plans may not be available in all states. Loans are not available under University TSA contracts. We do not permit loans under any contract or certificate when the required minimum distribution automatic withdrawal option has been elected.

Before we make a loan, you must properly complete and sign a loan request form. As a result of federal tax law changes beginning in 2007, loans are not available under a TSA contract without employer or plan administrator approval. Loan processing may not be completed until we receive all information and approvals required to process the loan at our processing office. In the case of certain Corporate Trusteed and certain TSA contracts subject to ERISA, the written consent of your spouse will be required to obtain a loan and the Plan Administrator needs to sign the loan form. In the case of governmental employer EDC contracts, the loan must be approved by the contract owner; generally, your employer, plan trustee, or the plan administrator as authorized under the governmental employer plan. Please see the loan provisions stated in the contract and read the terms and conditions in the loan request form carefully and consult with a tax advisor before taking a loan. Also, see Appendix IV later in this prospectus for any state rules that may affect loans from a TSA, governmental employer EDC or Corporate Trusteed contract.


We permit only one loan to be outstanding at any time.

A loan will not be treated as a taxable distribution unless:

o   it exceeds limits of federal income tax rules; or

o   interest and principal are not paid when due; or

o   in some instances, service with the employer terminates.


Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences.

The tax consequences of failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future.

LOAN RESERVE ACCOUNT. On the date your loan is processed, we will transfer to a "loan reserve account" an amount equal to the sum of (a) and (b), where (a) is the loan amount (which will earn interest at the "loan reserve account rate" while your loan is outstanding), and (b) is 10% of the loan amount (which will earn interest at the guaranteed interest rate while your loan is outstanding). You may not make any partial withdrawals or transfers among investment options or other transaction from the loan reserve account until after repayment of the




                                                        Accessing your money  43
principal amount then due. You may specify on the loan request form from which investment option(s) the loan reserve account will be funded.


The "loan reserve account rate" will equal the loan interest rate minus a maximum rate of 2%. This excess of the interest rate that we charge is also referred to as the "net loan interest charge." See the "Fee table" for more information.

Loans are discussed further in "Tax information" later in this prospectus.



TERMINATION

We may terminate your contract and pay you the account value if:

(1) your account value is less than $500 and you have not made contributions to your contract for a period of three years; or

(2) you request a partial withdrawal that reduces your account value to an amount less than $500; or

(3) you have not made any contributions within 120 days from your contract date.

We will deduct the amount of any outstanding loan balance (including any unpaid interest) and any withdrawal charge that applies to the loan balance from the account value when we terminate your contract.


TEXAS ORP PARTICIPANTS

For participants in a Texas Optional Retirement Program, Texas law permits withdrawals only after one of the following distributable events occur:

o   turning age 70-1/2; or

o   death; or

o   retirement; or

o termination of employment in all Texas public institutions of higher education.

To make a withdrawal, a properly completed written acknowledgment must be received from the employer. If a distributable event occurs prior to your being vested, any amounts provided by an employer's first-year matching contribution will be refunded to the employer. We may change these provisions without your consent, but only to the extent necessary to maintain compliance with any law that applies.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon contract termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1) the New York Stock Exchange is closed or restricts trading,


(2) the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option's assets is not reasonably practicable, or


(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your values in the guaranteed interest option and the fixed maturity options (other than for death benefits) for up to six months while you are living.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.


YOUR ANNUITY PAYOUT OPTIONS

EQUI-VEST(SM) offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments and others enable you to receive variable annuity payments.

You can choose from among the different forms of annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant's age at contract issue.


ANNUITY PAYOUT OPTIONS

--------------------------------------------------------------------
Fixed annuity payout options
                                   o Life annuity*

                                   o Life annuity with period
                                     certain*

                                   o Life annuity with refund
                                     certain*

                                   o Period certain annuity
--------------------------------------------------------------------
Variable Immediate Annuity payout
   options (as described in a      o Life annuity (not available in
   separate prospectus for this      New York)
   option)
                                   o Life annuity with period
                                     certain*
--------------------------------------------------------------------

*   not available for governmental employer EDC Plans in New York

o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of the annuitant and the joint annuitant.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. The guarantee period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It


44  Accessing your money
    does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. Currently, this payout option is available only as a fixed annuity. This is the only form of annuity for annuitants in governmental employer EDC plans in New York. Life annuity payout options are not available for governmental employer EDC plans in New York.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor. Generally, unless the annuitant elects otherwise with the written consent of the spouse, this will be the form of annuity payment provided for married annuitants under qualified plans and certain TSAs. We may offer other payout options not outlined here. Your financial professional can provide details.

FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.

We may offer other payout options not outlined here. Your financial professional can provide details.


SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be either fixed or variable. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments are to begin, but generally it may not be earlier than thirteen months from the EQUI-VEST(SM) contract date. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month or later than your contract's maturity date. Your contract's maturity date is the date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally the contract date anniversary that follows the annuitant's 85th birthday. This may be different in some markets.

Before your annuity payments are to begin, we will notify you by letter that the annuity payout options are available. Once you have selected a payout option and payments have begun, no change can be made, other than transfers among the variable investment options if a variable annuity is selected.

We currently offer different payment frequencies on certain annuity payout options. In general, the total annual payout will be lower for more frequent payouts such (as monthly) because of the increased administrative expenses associated with more frequent payouts. Also, in general, the longer the period over which we expect to make payment, the lower will be your payment each year.

The amount of the annuity payments will depend on:

(1) the amount applied to purchase the annuity;

(2) the type of annuity chosen, and whether it is fixed or variable;

(3) in the case of a life annuity, the annuitant's age (or the annuitant's and joint annuitant's ages); and

(4) in certain instances, the sex of the annuitant(s).

In no event will you ever receive payments under a fixed option or an initial payment under a variable option of less than the minimum amounts guaranteed by the contract.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

Please see Appendix IV later in this prospectus for state variations.


EQUI-VEST(SM) AT RETIREMENT(SM)


(Applicable only for TSA, SEP, SARSEP and SIMPLE IRA contracts)

If you have a TSA, SEP, SARSEP and SIMPLE IRA contract, you may be eligible to convert your EQUI-VEST(SM) contract to a new EQUI-VEST(SM) At Retirement(SM) contract. EQUI-VEST(SM) At Retirement(SM) is a deferred variable annuity contract that offers living benefits (Guaranteed withdrawal benefit for life or Guaranteed minimum income benefit) and enhanced death benefits. The EQUI-VEST(SM) At Retirement(SM) contract has no withdrawal charges.

At the time of conversion, you must meet the following conditions in order to qualify for this conversion offer. You must be between the ages of 55 and 85, your contract must have an account value of at least $50,000, you must purchase at least one of the living or enhanced death benefits, there can be no withdrawal charges applicable under your existing EQUI-VEST(SM) contract, and no rollover or direct transfer contributions can have been made to the existing contract in the two contract years prior to the date you apply for the new contract. For TSA contracts. you must also be separated from service with the employer which provided the funds for your TSA contract in



                                                        Accessing your money  45
order to qualify. Please note that any outstanding loan including any interest accrued but unpaid under the existing EQUI-VEST(SM) contract must be paid in full or it will be deducted from your account value prior to the conversion.


The written application for the new EQUI-VEST(SM) At Retirement(SM) contract must be received by our Processing Office no later than the close of business on December 31, 2016 or such later date as we state in writing to you. The EQUI-VEST(SM) At Retirement(SM) contract and its benefits, including the charges for such benefits are described in a separate prospectus.

Applicable only for TSA Contracts

We originally offered conversions from EQUI-VEST(SM) to an EQUI-VEST(SM) At Retirement(SM) only on a direct transfer basis; that is, funds from an existing TSA contract could be directly transferred to purchase a new EQUI-VEST(SM) At Retirement(SM) TSA contract. As a result of the 2007 Regulations discussed in "Tax information" in this prospectus, we intend to amend our procedures to permit TSA funds to be directly rolled over to an EQUI-VEST(SM) At Retirement(SM) IRA contract instead when the EQUI-VEST(SM) At Retirement(SM) TSA contract will not be part of an employer plan.



46  Accessing your money

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o   A mortality and expense risk charge

o   A charge for other expenses

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On the last day of the contract year an annual administrative charge, if applicable

o   Charge for third-party transfer or exchange (for series 300 and 400 only)

o At the time you make certain withdrawals or surrender your contract, or your contract is terminated -- a withdrawal charge

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply

More information about these charges appears below. The charges differ depending on which contract series you purchase.

We will not increase these charges for the life of your contract, except as noted below. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" below.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.


CHARGES UNDER THE CONTRACTS


MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit. The daily charge is currently equivalent to an annual rate of the net assets in each variable investment options as follows:

---------------------------------------------------------------------------
               EQ/Alliance
              Common Stock,
                EQ/Money
             Market Options        All Other Variable Investment Options
---------------------------------------------------------------------------
            series     series     series     series     series     series
             100        200        100        200        300        400
---------------------------------------------------------------------------
 current    0.56%      1.15%      0.50%      1.09%      1.10%      1.10%
---------------------------------------------------------------------------
 maximum    0.65%      1.24%      0.50%      1.09%      1.10%      1.75%
---------------------------------------------------------------------------

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. We may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract.


The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect.


To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.


CHARGE FOR OTHER EXPENSES

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts. The daily charge is equivalent to a maximum annual percentage of the net assets in each variable investment option as follows:

Series 100 -- 0.84%

      o 0.60% reimburses us for research and development costs plus administrative expenses not covered by the annual administrative charge.

      o 0.24% reimburses us for the cost of financial accounting services we provide under the contracts.

Series 200, 300 and 400 -- 0.25%


      o 0.25% reimburses us for expenses and financial accounting services we provide under the contracts; however, for series 300 and 400, we currently charge 0.24% for all the variable investment options except AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/AllianceBernstein Common Stock and EQ/Money Market. We may, upon advance notice to you, increase the charge to 0.25% of the net assets for these variable investment options.

MAXIMUM TOTAL CHARGES: Under series 100 and 200 contracts for the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/AllianceBernstein Common Stock and EQ/Money Market options, the combined amount of the Separate Account A charges to these variable investment options and Trust charges for investment advisory fees and direct operating expenses may not exceed a total annual rate of 1.75% of the value of the assets held in each of those variable investment options.



                                                        Charges and expenses  47

Total Separate Account A annual expenses (not including the Trusts fees and other expenses) are guaranteed not to exceed a total annual rate of: (i) 2.00% for series 400 contracts; (ii) 1.35% for series 300 contracts; and (iii) 1.49% for series 100 and 200 contracts for the EQ/AllianceBernstein Common Stock, and EQ/Money Market options; and (iv) for series 100 and 200 contracts an annual rate of 1.34% for all the other options except for those in (iii).


ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on the last business day of each contract year. We will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option or the annuitant dies during the contract year.

Under series 300 and 400 contracts, during the first two contract years the charge is equal to $30 or, if less, 2% of your current account value plus any amount previously withdrawn during the contract year. The charge is $30 for contract years three and later. We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually. We also may waive the administrative charge for contracts having an account value of a specified amount on the last business day of each contract year -- currently $20,000 for SEP, SARSEP, and SIMPLE IRA contracts. We reserve the right to deduct this charge on a quarterly, rather than annual basis.

Under series 100 and 200 contracts, the charge is equal to $30 or if less, 2% of the current account value plus any amount previously withdrawn during that contract year.

For SEP, SARSEP, Unincorporated Trusteed and Annuitant-Owned HR-10 contracts, if at the end of any contract year your account value is at least $10,000, we will waive the annual administrative charge.

For TSA, University TSA, EDC and Corporate Trusteed contracts the annual administrative charge is waived if the account value is at least $25,000 at the end of the contract year.

The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment.

We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any individually owned EQUI-VEST(SM) contract/certificate having an account value that, when combined with the account value of other EQUI-VEST(SM) contracts/certificates owned by the same person, exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to EQUI-VEST(SM) contracts/certificates owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.


CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE

Under series 300 and 400 contracts, we impose a charge for making a direct transfer of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract or if you request that your contract be exchanged for a contract issued by another insurance company. In either case, we will deduct from your account value any withdrawal charge that applies and a charge of $25 for each direct transfer or exchange. We reserve the right to increase this charge to a maximum of $65.


WITHDRAWAL CHARGE

A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; or (2) you surrender your contract; or (3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies and the availability of one or more exceptions.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge.

We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options and from the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options. If we deduct all or a portion of the withdrawal charge from the fixed maturity options, a market value adjustment will apply. See "About our fixed maturity options" in "More information" later in this prospectus.

We may also reduce the withdrawal charge in order to comply with any state law requirement. See "Contracts issued in New York -- fixed maturity options" below.


WITHDRAWAL CHARGE FOR SERIES 300 AND 400 CONTRACTS

The amount of the withdrawal charge we deduct is equal to 6% of any contribution withdrawn attributable to contributions made during the current and five prior contract years measured from the date of the withdrawal.

In the case of terminations, we will pay you the greater of the following up to a maximum of the account value:

o   the account value after any withdrawal charge has been imposed, or

o the 10% free withdrawal amount plus the contributions made before the current and five prior participation years that have not been previously withdrawn plus 94% of (a) the remaining account value, minus (b) any administrative fees.

For purposes of calculating the withdrawal charge, amounts withdrawn up to the free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge.

The withdrawal charge does not apply in the circumstances described below.

10% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge.


48  Charges and expenses

The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year.

DEATH OR PURCHASE OF ANNUITY. The withdrawal charge does not apply if:

o   the annuitant dies and a death benefit is payable to the beneficiary.

o we receive a properly completed election form providing for the account value to be used to buy a life contingent annuity payout option or a non-life annuity with a period certain for a term of at least ten years.

DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. The withdrawal charge also does not apply if:

(i) the annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii) we receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

(iii) the annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:
      - its main function is to provide skilled, intermediate, or custodial nursing care;
      -  it provides continuous room and board to three or more persons;
      -  it is supervised by a registered nurse or licensed practical nurse;
      -  it keeps daily medical records of each patient;
      -  it controls and records all medications dispensed; and
      -  its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, with respect to a contribution if the condition as described in (i), (ii) or (iii) above existed at the time the contribution was remitted or if the condition began within the 12 month period following remittance.

Some states may not permit us to waive the withdrawal charge in the above circumstances or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

For SEP, SARSEP and SIMPLE IRA contracts the withdrawal charge also does not apply:

o   after six contract years if the annuitant is at least age 59-1/2; or

o if you request a refund of a contribution in excess of amounts allowed to be contributed under the federal income tax rules within one month of the date on which you made the contribution.

WITHDRAWAL CHARGE FOR SERIES 100 AND 200 CONTRACTS

10% FREE WITHDRAWAL AMOUNT. No withdrawal charge will be applied during any contract year in which the amount withdrawn is less than or equal to 10% of the account value at the time the withdrawal is requested, minus any amount previously withdrawn during that contract year. This 10% portion is called the free withdrawal amount. For Trusteed, EDC (subject to state availability) and TSA contracts, this free withdrawal amount is available starting in the first contract year. For EDC (in certain states), SEP and SARSEP contracts, the free withdrawal amount is available only after three contract years have been completed or the annuitant has reached age 59-1/2. (Currently, we are waiving this restriction.)

FOR TRUSTEED CONTRACTS. The amount of the withdrawal charge we deduct is equal to 6% of any contribution withdrawn attributable to contributions made during the current and five prior contract years measured from the date of the withdrawal.

In the case of terminations, we will pay you the greater of the following up to a maximum of the account value:

o the account value after any withdrawal charge has been imposed and after deducting the amount of any loan balance and accrued interest, or

o the 10% free withdrawal amount plus the contributions made before the current and five prior participation years that have not been previously withdrawn plus 94% of (a) the remaining account value, minus (b) any administrative fees. For series 200 contracts issued for annuitants age 60 or older on the contract date this percentage will be 95% in the fifth contract year.

For purposes of calculating the withdrawal charge, amounts withdrawn up to the free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. See "Tax information" later in this prospectus.

The withdrawal charge does not apply in the circumstances described below.

For Trusteed contracts the withdrawal charge does not apply if:

o   The annuitant dies and a death benefit is made available to the beneficiary.

o We receive a properly completed election form providing for the account value to be used to buy a life annuity payout option.

o The contract owner has completed at least five contract years and the annuitant has reached age 59-1/2.

o We receive a request for the refund of an excess contribution within one month of the date the contribution is made.

o In addition, for Corporate Trusteed contracts, the withdrawal charge does not apply if the annuitant has reached age 59-1/2 and has retired or employment has been terminated, no matter how many contract years have been completed.


FOR SEP, SARSEP, TSA, EDC AND ANNUITANT-OWNED HR-10 CONTRACTS. The withdrawal charge equals a percentage of the amount withdrawn and may apply to any TSA and governmental employer EDC defaulted loans. The withdrawal charge equals a percentage of the amount of any such defaulted loans. Whether a withdrawal charge


                                                        Charges and expenses  49
applies, and the percentage that applies, is determined using the same conditions that apply to withdrawals from your contract. The percentage that applies depends on the contract year in which the withdrawal is made, according to the following table:

---------------------------------
 Contract Year(s)      Charge
---------------------------------
    1 through 5         6%*
---------------------------------
    6 through 8          5
---------------------------------
         9               4
---------------------------------
        10               3
---------------------------------
        11               2
---------------------------------
        12               1
---------------------------------
   13 and later          0
---------------------------------

* This percentage may be reduced at older ages for certain contract series. Your financial professional can provide further details about the contract series you own.

The total of all withdrawal charges assessed will not exceed 8% of all contributions made during the current contract year and the nine contract years before the withdrawal is made.

The withdrawal charge does not apply in the circumstances described below.

No withdrawal charge applies under SEP, SARSEP, TSA, EDC or Annuitant-Owned HR-10 contracts if:

o   after five contract years the annuitant is at least age 59-1/2; or

o you request a refund of an excess contribution within one month of the date on which the contribution is made; or

o the annuitant dies and the death benefit is made available to the beneficiary; or

o after five contract years the annuitant is at least age 55 and the amount withdrawn is used to purchase from us a period certain annuity that extends beyond the annuitant's age 59-1/2 and allows no prepayment; or

o after three contract years the amount withdrawn is used to purchase from us a period certain annuity for a term of at least 10 years, and allows no prepayment; or

o the amount withdrawn is applied to the election of a life contingent annuity payout option. (This form of payment is not available for annuitants in governmental employer EDC Plans in New York); or

o the amount withdrawn is applied to the election of a period certain annuity of at least 15 years, but not in excess of the annuitant's life expectancy, that allows no prepayment. (This is the only form of payment available for annuitants in governmental employer EDC plans in New York.)

No withdrawal charge applies under a TSA or EDC (subject to state availability) contract if:

o the annuitant has completed at least five contract years, has reached age 55 and has separated from service.

No withdrawal charge applies under a SEP contract funding SARSEP arrangements if:

o the amount withdrawn is a distribution of deferrals disallowed (plus or minus any gain or loss) by reason of the employer's failure to meet the Internal Revenue Code's requirement that 50% of eligible employees elect SARSEP within the plan year and the request for withdrawal is made by the April 15th of the calendar year following the calendar year in which you were notified of such disallowance; or

o the amount withdrawn is an "excess contribution" (as such term is defined in Section 408(k)(6)(C)(iii) of the Internal Revenue Code), plus or minus any gain or loss and the request for withdrawal is made by April 15th of the calendar year following the calendar year in which the excess contributions were made; or

o the amount withdrawn is an "excess deferral" (as such term is defined in Section 402(g)(2) of the Internal Revenue Code), plus or minus any gain or loss and the request for withdrawal is made by April 15th of the calendar year following the calendar year in which such excess deferrals were made.

The tax consequences of withdrawals are discussed under "Tax information."

NY EDC PLANS. As a result of regulations which apply to EDC plans of governmental employers in New York ("NY EDC plans"), EQUI-VEST(SM) contracts funding NY EDC plans contain special provisions that apply to all NY EDC plans whose EQUI-VEST(SM) funding arrangements became effective or were renewed on or after July 1, 1989.

These provisions permit the automatic termination of all contracts issued in connection with a NY EDC plan five years after the effective date (or any renewal date) of its EQUI-VEST(SM) funding arrangement without the deduction of any contingent withdrawal charges. If agreed to by the employer or plan trustee and us, the period may be shorter than five years. A decision to permit the automatic termination of all contracts would result in the transfer of each contract's account value to a successor funding vehicle designated by the employer.

The employer sponsoring a NY EDC plan or plan trustee can renew the EQUI-VEST(SM) funding arrangement in a written notice to us which includes a certification of compliance with procedures under the applicable regulations. We are not responsible for the validity of any certification by the employer. A written notice to transfer must be received by our processing office and accepted by us not later than seven days before the date on which a transfer is to occur. If an employer fails to notify us in writing as to a transfer of the NY EDC arrangement or as to its intention not to renew, we will continue the arrangement and associated contracts will not be automatically terminated.

No further investment experience, whether positive or negative, will be credited under a NY EDC plan contract once the contract terminates. As with other tax-favored retirement programs in which the funding is affected by actions of a sponsoring employer, we are not required to provide annuitants with information relating to an employer's decision to exercise any termination right.


FOR ALL SERIES CONTRACTS ISSUED IN NEW YORK -- FIXED MATURITY OPTIONS*

For contracts issued in New York, the withdrawal charge that applies to withdrawals taken from amounts in the fixed maturity options will never exceed 6% and will be determined by applying the New York Declining Scale ("declining scale"). If you withdraw amounts that have


50  Charges and expenses
been transferred from one fixed maturity option to another, we use the New York Alternative Scale ("alternative scale") if it produces a higher charge than the declining scale.

* currently not available for TSA, EDC, Keogh and Corporate Trusteed contracts in New York

------------------------------------------------------------
                                       Alternative
    Declining scale                       scale
------------------------------------------------------------
  Year of investment                 Year of transfer
       in fixed                        within fixed
   maturity option*                  maturity option*
------------------------------------------------------------
   Within year 1      6%        Within year 1           5%
------------------------------------------------------------
         2            6%              2                 4%
------------------------------------------------------------
         3            5%              3                 3%
------------------------------------------------------------
         4            4%              4                 2%
------------------------------------------------------------
         5            3%              5                 1%
------------------------------------------------------------
         6            2%        After year 5            0%
------------------------------------------------------------
   After year 6       0%        Not to exceed 1% times the
                                number of years remaining in
                                the fixed maturity option,
                                rounded to the higher number
                                of years. In other words, if
                                4.3 years remain, it would
                                be a 5% charge.
------------------------------------------------------------

* Measured from the contract date anniversary prior to the date of the contribution or transfer.

In the following example we compare the withdrawal charge that would apply to a withdrawal from a series 400 contract that has an account value of $10,000; $8,000 from a contribution made three years ago and $2,000 from positive investment performance.

o If you were to withdraw the total amount of the contribution within the first six years after it was made the series 400 withdrawal charge that generally applies would be $480 (6% of $8,000). However, if when you made your contribution you allocated it to a fixed maturity option, the withdrawal charge would be lower. According to the declining scale method described above, the withdrawal charge would be limited to 5% of the $8,000, or $400 in the third year.

o The withdrawal charge may be different if when you made your contribution three years ago, you allocated it to a fixed maturity option and then in the third year, you transfer the amounts that apply to such contribution to a new fixed maturity option. In this example we assume that there is one year remaining in the new fixed maturity option. Because you made a transfer among the fixed maturity options, the alternative scale may now apply. Based on this alternative scale, a contribution that is transferred will be subject to a 5% withdrawal charge if you withdraw that contribution in the same year that you make the transfer. However, the withdrawal charge may not exceed 1% for each year remaining in the new fixed maturity option. Since, in this example, the time remaining in the new fixed maturity option is one year, the withdrawal charge under the alternative scale would be limited to 1%. Because New York regulations permit us to use the greater of the declining scale or the alternative scale, the withdrawal charge would be 5%, or $400, based on the declining scale.

o The withdrawal charge may not exceed the charge that would normally apply under the contract. Use of a New York scale can only result in a lower charge. If your contribution has been in the contract for more than six years and therefore would not have a withdrawal charge associated with it, no withdrawal charge would apply.

o If you take a withdrawal from an investment option other than the fixed maturity options, the amount available for withdrawal without a withdrawal charge is reduced. It will be reduced by the amount of the contribution in the fixed maturity options to which no withdrawal charge applies.

o As of any date on which 50% or more of your account value is held in fixed maturity options, the free withdrawal amount is zero.

For contracts issued in New York, you should consider that on the maturity date of a fixed maturity option if we have not received your instructions for allocation of your maturity value, we will transfer your maturity value to the fixed maturity option scheduled to mature next. If we are not offering other fixed maturity options, we will transfer your maturity value to the EQ/Money Market option.

The potential for lower withdrawal charges for withdrawals from the fixed maturity options and the potential for a lower free withdrawal amount than those that would normally apply, should be taken into account when deciding whether to allocate amounts to or transfer amounts to or from, the fixed maturity options.


FOR ALL CONTRACT SERIES


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 1%.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION ADMINISTRATIVE FEE

We deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity payout option. This option may not be available at the time you elect to begin receiving annuity payouts or it may have a different charge.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o   Management fees ranging from 0.10% to 1.40%.

o   12b-1 fees of 0.25% for Class IB/B shares.


o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

o   Investment-related expenses, such as brokerage commissions.


These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and



                                                        Charges and expenses  51
investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.


VARIATIONS IN CHARGES

For certain groups offered the EQUI-VEST(SM) contract, we may reduce the withdrawal charges and/or separate account charges. We may also reduce or waive the annual administrative charge. We may make other changes to the contract, including a change in the minimum death benefit or the minimum initial contribution requirements; permitting additional circumstances under which the withdrawal charge is waived; and/or establishing different rates to maturity for the fixed maturity options.

Our costs for sales, administration and mortality may vary based on a number of factors, including the size and type of group or sponsoring organization; the level of services provided by us or your financial professional; if AXA Equitable will be the sole contract provider; and the compensation we expect to pay the financial professional in connection with the sale of the contract(s). We take all these factors into account when reducing charges.

In order for a group to be considered for reduced charges, it generally must meet certain requirements relative to existing and projected plan assets. We determine the applicable charge reductions and benefit adjustments according to our procedures in effect at the time we approve a group. We may change our pricing procedures from time to time or the required level of assets a group must have to be eligible for reduced charges.

From time to time, an employer group has an existing arrangement with us, under which plan participants have individual contracts, and subsequently the employer purchases a group contract from us for new contributions and new participants only. Under these circumstances, we may make charge reductions or benefit adjustments under the existing individual contracts in order to reflect the same features, benefits and reduced costs as the group contract. We may also make charge reductions or benefit adjustments under existing individual contracts when an employer qualifies for a group contract but is unable to hold a group contract. Our pricing procedures for new groups may vary from the procedures we use for existing groups.

For both new and established groups or sponsored arrangements that have formally requested a contract proposal from us, our prices may be negotiable. Price variations may impact the financial professional's compensation. An employer or plan administrator should ask about possible fee reductions or contract adjustments based on its situation. It would be in your best interest for your employer to formally request a contract proposal from us.

Any variation in charges, pricing or benefits will reflect differences in our costs of selling the contracts and/or the contract services we or your financial professional provide and will not be unfairly discriminatory.

Groups may be governed by federal income tax rules, ERISA or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.


52  Charges and expenses

6. Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective on the date the written request for the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Generally, the owner must be the beneficiary under tax exempt employer EDC plan contracts and the trustee must be the beneficiary under most Trusteed contracts.


DEATH BENEFIT

Your contract provides a death benefit. The death benefit is equal to the greater of (i) your account value (without adjustment for any otherwise applicable negative market value adjustment) and less any outstanding loan balance plus accrued interest as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect payment or (ii) the "minimum death benefit." The minimum death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges and any taxes that apply, less any outstanding loan balance plus accrued interest.


HOW WITHDRAWALS AFFECT THE MINIMUM DEATH BENEFIT

Depending upon the contract series, the contract date, and the state where your contract is issued, each withdrawal you make will reduce the amount of your current minimum death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current minimum death benefit by that same percentage. For example, if your account value is $30,000, and you withdraw $12,000 you have withdrawn 40% of your account value. If your minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new minimum death benefit after the withdrawal would be $24,000 ($40,000-$16,000). Check with your financial professional.


EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, if you are the owner and annuitant and your spouse is the sole primary beneficiary the contract can be continued as follows:

SUCCESSOR OWNER AND ANNUITANT FOR SEP, SARSEP AND SIMPLE IRAS (MAY NOT BE AVAILABLE IN ALL STATES). If you are the owner and annuitant and your spouse is the sole primary beneficiary, your spouse may elect upon your death, to continue the contract as the owner/ annuitant and no death benefit is payable until the surviving spouse's death. If your surviving spouse decides to continue the contract, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the successor owner/ annuitant feature, we will increase the account value to equal your minimum death benefit, if such death benefit is greater than such account value. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, for series 300 and 400 withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be withdrawn only after all other amounts have been withdrawn. For series 100 and 200 contracts, withdrawal charges will no longer apply and additional contributions may no longer be made.


The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules.



HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and applicable federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" under "Accessing your money" earlier in this prospectus. Please note that if you are both the contract owner and the annuitant, you may elect only a life annuity or an annuity that does not extend beyond the life expectancy of the beneficiary.

Single sum payments generally are paid through the AXA Equitable Access Account, an interest bearing account with check writing privileges. The AXA Equitable Access Account is part of AXA Equitable's general account. Beneficiaries have immediate access to the proceeds by writing a check on the account. We pay interest from the date the single sum is deposited into the Access Account until the account is closed.


BENEFICIARY CONTINUATION OPTION (FOR TSAS, SEPS, SARSEP AND SIMPLE IRAS ONLY)

Upon your death under a TSA, SEP, SARSEP or SIMPLE IRA contract, your beneficiary may generally elect to keep the contract in your name and receive distributions under the contract instead of receiving the death benefit in a single sum. This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the


                                                    Payment of death benefit  53
account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. If you die before your Required Beginning Date for required minimum distributions as discussed in "Tax information" later in this prospectus, the beneficiary may choose the "5-year rule" instead of annual payments over life expectancy. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option:


o   The contract continues with your name on it the benefit of your beneficiary.


o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options, but no additional contributions will be permitted.

o   Loans will no longer be available for TSA contracts.

o Any death benefit provision (including the minimum death benefit provision) will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

o   Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum.

The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

The beneficiary continuation option may not be available in your state. Check with your financial professional or our processing office regarding availability in your state.


54  Payment of death benefit

7.  Tax information

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TAX INFORMATION AND ERISA MATTERS


OVERVIEW

This section of the prospectus discusses the current federal income tax rules that generally apply to annuity contracts which may be used to fund certain employer-sponsored retirement plans.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the plans or contracts. Moreover, the tax aspects that apply to a particular person's plan or contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under plans or contracts or payments under the contracts, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT


Generally, there are two types of funding vehicles that are available for
Section 403(b) plans: a 403(b) TSA annuity contract such as an EQUI-VEST(SM) TSA or a 403(b)(7) custodial account. Similarly, an employer-sponsored individual retirement arrangement such as a SEP-IRA, SARSEP IRA or SIMPLE IRA can be purchased in annuity or custodial account form. An EDC plan may be funded by specified annuity contracts, custodial accounts or trustee arrangements. Annuity contracts can also be purchased in connection with employer plans qualified under Section 401 of the Code ("qualified plans"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as EQUI-VEST(SM)'s guaranteed minimum death benefit, selection of variable investment options, provision of a guaranteed interest option and fixed maturity options and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from individual retirement annuity contracts and annuity contracts funding 401(a) qualified plans, 403(b) plans and 457(b) plans. For this purpose, additional annuity contract benefits may include enhanced death benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract.



SPECIAL RULES FOR TAX-FAVORED RETIREMENT PROGRAMS

Employer-sponsored retirement plans can use annuity contracts to fund the plan unless the plan specifically prohibits annuity contracts as a funding vehicle.

Federal income tax rules prescribe how a retirement plan qualifies for tax-favored status and set requirements for plan features, including:

o participation and coverage;

o nondiscrimination;

o vesting and funding;

o limits on contributions, distributions, and benefits;

o withholding;

o reporting and disclosure; and

o penalties.

--------------------------------------------------------------------------------
State income tax rules covering contributions to and distributions from employer-sponsored retirement programs may differ from federal income tax rules. It is the responsibility of the employer, plan trustee and plan administrator to satisfy federal income tax, state income tax and other state rules and ERISA rules.
--------------------------------------------------------------------------------

ADDITIONAL "SAVER'S CREDIT" FOR SALARY REDUCTION CONTRIBUTIONS TO CERTAIN PLANS OR A TRADITIONAL IRA OR ROTH IRA


You may be eligible for a nonrefundable income tax credit for salary reduction contributions you make to a 401(k) plan, 403(b) plan, governmental employer 457(b) EDC plan, SIMPLE IRA, or SARSEP IRA, as well as contributions you make to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your salary reduction contribution is already excluded from tax or your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be age 18 or over before the end of the taxable year for which the contribution is made. You cannot be a full-time student or claimed as a dependent on another's tax return, and



                                                             Tax information  55
your adjusted gross income cannot exceed $50,000 ($53,000, after cost of living adjustment for 2008.) The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution, and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return, and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make the contribution, including extensions.



QUALIFIED PLANS


GENERAL; CONTRIBUTIONS

Any type of employer -- corporation, partnership, self-employed individual, governmental entity, non-profit organization -- is eligible to establish a qualified retirement plan under Section 401(a) of the Internal Revenue Code for participating employees. Because there are numerous technical federal income tax and Department of Labor "DOL" or "ERISA" rules covering establishment and operation of a qualified plan, we do not cover them in this prospectus. We also do not cover specific state law or other rules which may govern plans. Employers should consult their tax advisers for information. It is the employer's responsibility to figure out whether it is eligible to establish a plan, what kinds of plan it may establish, and whether an annuity contract may be used as a funding vehicle.

There are limits on employer and employee contributions to qualified plans. Violation of contribution limits can result in plan disqualification and penalties. The annual limits on contributions do not apply to rollover contributions or trustee-to-trustee transfer contributions which may be permitted under the plan.


The annual limit on contributions on behalf of an employee to all of the defined contribution plans of an employer for 2008 is the lesser of $46,000 (after adjustment for cost of living changes) or 100% of compensation or earned income. This amount may be further adjusted for cost of living changes in future years. When figuring out the contribution limit you have to:


o include reallocated forfeitures and voluntary nondeductible employee contributions;


o include compensation from the employer in the form of elective deferrals and excludible contributions under Section 457(b) EDC plans and "cafeteria" plans. These are plans giving employees a choice between cash and deferred benefits or specified excludible health and welfare benefits; and

o disregard compensation or earned income of more than a specified amount. This amount is $230,000 for 2008. This amount may be further adjusted for cost of living changes in future years.

"Salary reduction" or "elective deferral" contributions made under a 401(k) plan or other cash or deferred arrangement are limited to $15,500 for 2008 and may be further adjusted for cost of living changes in future years. This limit applies to the total of all elective deferrals under all tax-favored plans in which the individual participates, from all employers, for example, also including salary reduction contributions under 403(b) plans. If the plan permits, an individual who is at least age 50 at any time during 2008 can make up to $5,000 additional salary reduction contributions for 2008.


Except for governmental employer plans that do not elect to be subject to ERISA, qualified plans must not discriminate in favor of highly compensated employees. Special "top heavy" rules apply to plans where more than 60% of the contributions or benefits are allocated to defined highly compensated employees known as "key employees." Plan administrators must test compliance with both nondiscrimination and top heavy rules. 401(k) plans can adopt a "SIMPLE 401(k)" feature which enables the plan to meet nondiscrimination requirements without testing. The SIMPLE 401(k) feature requires the 401(k) plan to meet specified contribution, vesting, and exclusive plan requirements, similar to those discussed in this section of the prospectus under "SIMPLE IRAs."



TAX-SHELTERED ANNUITY ARRANGEMENTS (TSAS)


GENERAL

This section of the Prospectus reflects our current understanding of some of the special federal income tax rules applicable to annuity contracts used to fund employer plans under Section 403(b) of the Internal Revenue Code. We refer to these contracts as "403(b) annuity contracts" or "Tax Sheltered Annuity contracts (TSAs)".

--------------------------------------------------------------------------------
The disclosure generally assumes that the TSA has 403(b) contract status or qualifies as a 403(b) contract. Due to Internal Revenue Service and Treasury regulatory changes in 2007 which become fully effective on January 1, 2009, contracts issued prior to September 25, 2007 which qualified as 403(b)
contracts under the rules at the time of issue may lose their status as 403(b) contracts or have the availability of transactions under the contract restricted as of January 1, 2009 unless the individual's employer or the individual takes certain actions. Please consult your tax adviser regarding the effect of these rules (which may vary depending on the owner's employment status, plan participation status, and when and how the contract was acquired) on your personal situation.
--------------------------------------------------------------------------------

FINAL REGULATIONS UNDER SECTION 403(B)

The IRS and the Treasury Department published final Treasury Regulations under
Section 403(b) of the Code (2007 Regulations). As a result, there are significant revisions to the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. These rules become fully effective on January 1, 2009, but various transition rules apply beginning in 2007. There are a number of uncertainties regarding the application of these rules. The 2007 Regulations raise a number of questions as to the effect of the 2007 Regulations on 403(b) TSA contracts issued prior to the effective date of the 2007 Regulations. The IRS has issued guidance intended to clarify some of these questions, and may issue further guidance in future years.



56  Tax information

EMPLOYER PLAN REQUIREMENT. The thrust of the 2007 Regulations is to require a written plan document for Section 403(b) plans. As of January 1, 2009, employers sponsoring 403(b) plans must have a written plan designating administrative responsibilities for various functions under the plan, and the plan in operation must conform to the plan terms. As part of this process, the sponsoring employer must also designate the insurance companies or mutual fund companies to which it will make contributions to purchase 403(b) annuity contracts or 403(b)(7) custodial accounts under its 403(b) plan. These companies are typically referred to as "approved providers" or "approved vendors" under the employer's 403(b) plan, although such terms are not used in the 2007 Regulations.

If AXA Equitable is not an approved provider under an employer's 403(b) plan, active participants in that employer's plan may have to transfer funds from their EQUI-VEST(SM) TSA contracts to another 403(b) plan funding vehicle in a contract exchange under the same plan in order to retain 403(b) status for those funds.



GENERAL; SPECIAL EMPLOYER RULES


An employer eligible to maintain a 403(b) plan for its employees may make contributions to purchase a 403(b) funding vehicle for the benefit of the employee. These contributions, if properly made, will not be currently taxable compensation to the employee. Moreover, the employee will not be taxed on the earnings in the 403(b) funding vehicle until he/she takes distributions.

Generally, there are two types of funding vehicles available to fund 403(b) plans: an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.


Two different types of employers are eligible to maintain 403(b) plans: public schools and specified tax-exempt organizations under Section 501(c)(3) of the Code.


CONTRIBUTIONS TO TSAS

There are three ways you can make contributions to this EQUI-VEST(SM) TSA contract:

o   annual contributions made through the employer's payroll; or


o with employer or plan approval, a rollover from another eligible retirement plan; or

o with employer or plan approval, a plan-to-plan direct transfer of assets or a contract exchange under the same 403(b) plan.

ANNUAL CONTRIBUTIONS MADE THROUGH THE EMPLOYER'S PAYROLL. Annual contributions to 403(b) TSA contracts made through the employer's payroll are limited. (Tax-free plan-to-plan direct transfer contributions from another 403(b) plan, contract exhanges under the same plan, and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction contributions" or "elective deferral contributions" and are generally made on a pre-tax basis. However, a TSA can also be wholly or partially funded through non-elective pre-tax employer contributions or contributions treated as after-tax employee contributions. If the employer's plan permits, and as reported to us by the employer, an employee may designate some or all of salary reduction contributions as "designated Roth contributions" under Section 402A of the Code which are made on an after-tax basis.

The permissible annual contributions to the participant's TSA is calculated the same way as contributions to a 401(k) plan:

o The annual limit on employer and employee contributions to defined contribution plans for 2008 is the lesser of $46,000 (after adjustment for cost of living changes) or 100% of compensation,

o The annual limit on all salary reduction or elective deferral contributions under all employer plans you participate in is generally limited to $15,500 for 2008 (after adjustment for cost of living changes).


These limits may be further adjusted for cost of living changes in future years.


Special provisions may allow certain participants with at least 15 years of service to make "catch-up" contributions to compensate for smaller contributions made in previous years. In addition, if the plan permits, an individual who is at least age 50 at any time during 2008 can make up to $5,000 additional salary reduction contributions for 2008.

If contributions to a 403(b) TSA contract exceed the applicable limit in any year, the excess will be taxable to the employee as ordinary income. In certain situations, we may distribute excess contributions to avoid tax penalties.

Any excess deferral contributions which are not withdrawn by April 15th after the year of the deferral may cause the contract to fail 403(b) rules.

ROLLOVER CONTRIBUTIONS. After a TSA contract has been established with 403(b) plan source funds, federal tax law permits rollover contributions to be made to a TSA contract from these sources: qualified plans, governmental employer 457(b) plans and traditional IRAs, as well as other 403(b) plan funding vehicles. The recipient 403(b) plan must allow such contributions to be made.

Generally, funds may be rolled over when a plan participant has a distributable event from an eligible retirement plan as a result of:

o termination of employment with the employer who provided the funds for the plan; or

o   reaching age 59-1/2 even if still employed; or

o   disability (special federal income tax definition).

If the source of the rollover contribution is pre-tax funds from a traditional IRA, no specific event is required.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax-qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this pen-



                                                             Tax information  57
alty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution. Further, in light of the restrictions on the ability to take distributions or loans from a 403(b) contract without plan or employer approval under the 2007 Regulations, a plan participant should consider carefully whether to roll an eligible rollover distribution (which is no longer subject to distribution restrictions) to a 403(b) plan funding vehicle, or to traditional IRA instead.


If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.


ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM CERTAIN ELIGIBLE RETIREMENT PLANS.

NON-ROTH AFTER-TAX CONTRIBUTIONS. Any non-Roth after-tax contributions you have made to a qualified plan or TSA (but not a governmental employer 457(b) EDC plan) may be directly rolled over to another qualified plan or TSA which agrees to do required separate accounting. This can only be done in a direct rollover, not a rollover you do yourself. Non-Roth after-tax contributions in a traditional IRA cannot be rolled over from the traditional IRA into a qualified plan or TSA.

DESIGNATED ROTH CONTRIBUTIONS. If the after-tax contributions are in a "designated Roth account" under a 403(b) plan or a 401(k) plan which permits designated Roth elective deferral contributions to be made, they can be rolled into another "designated Roth account" under another 403(b) plan or a 401(k) plan. They cannot be rolled over to a non-Roth after-tax contribution account. You may not roll over Roth IRA funds into a designated Roth account under a 403(b) plan or a 401(k) plan.

We are not currently accepting rollovers of designated Roth account funds from another 403(b) plan into an EQUI-VEST(SM) TSA contract.

LIMITATIONS ON INDIVIDUAL INITIATED DIRECT TRANSFERS. The 2007 Regulations revoke Revenue Ruling 90-24 (Rev. Rul. 90-24), effective January 1, 2009. Prior to the 2007 Regulations, Rev. Rul. 90-24 had permitted individual-initiated, tax-free direct transfers of funds from one 403(b) contract to another, without reportable taxable income to the individual. Under transitional rules in the 2007 Regulations and other IRS published guidance, direct transfers made after September 24, 2007 may still be permitted with plan or employer approval as described below.

DIRECT TRANSFER CONTRIBUTIONS. A tax-free direct transfer occurs when changing the 403(b) plan funding vehicle, even if there is no distributable event. Under a direct transfer a plan participant does not receive a distribution.

The 2007 Regulations provide for two types of direct transfers between 403(b) funding vehicles: "plan-to-plan transfers" and "contract exchanges within the same 403(b) plan". 403(b) plans do not have to offer these options. A "plan-to-plan transfer" must meet the following conditions: (i) both the source 403(b) plan and the recipient 403(b) plan permit plan-to-plan transfers; (ii) the transfer from one 403(b) plan to another 403(b) plan is made for a participant (or beneficiary of a deceased participant) who is an employee or former employee of the employer sponsoring the recipient 403(b) plan; (iii) immediately after the transfer the accumulated benefit of the participant (or beneficiary) whose assets are being transferred is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the transfer; (iv) the recipient 403(b) plan imposes distribution restrictions on transferred amounts at least as stringent as those imposed under the source 403(b) plan; and (v) if the plan-to-plan transfer is not a complete transfer of the participant's (or beneficiary's) interest in the source 403(b) plan, the recipient 403(b) plan treats the amount transferred as a continuation of a pro rata portion of the participant's (or beneficiary's) interest in the source 403(b) plan (for example with respect to the participant's interest in any after-tax employee contributions).

A "contract exchange within the same 403(b) plan" must meet the following conditions: (i) the 403(b) plan under which the contract is issued must permit contract exchanges; (ii) immediately after the exchange the accumulated benefit of the participant (or beneficiary of a deceased participant) is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the exchange (taking into account the accumulated benefit of that participant (or beneficiary) under both section 403(b) contracts immediately before the exchange); (iii) the contract issued in the exchange is subject to distribution restrictions with respect to the participant that are not less stringent than those imposed on the contract being exchanged; and (iv) the employer sponsoring the 403(b) plan and the issuer of the contract issued in the exchange agree to provide each other with specified information from time to time in the future ("an information sharing agreement"). The shared information is designed to preserve the requirements of Section 403(b), primarily to comply with loan requirements, hardship withdrawal rules, and distribution restrictions.

We currently do not offer a 403(b) contract for a beneficiary of a deceased participant as described above.

TSA contracts issued by AXA Equitable pursuant to a Rev. Rul. 90-24 direct transfer where applications and all transfer paperwork were received by our processing office in good order prior to September 25, 2007 are "grandfathered" as to 403(b) status. However, future transactions such as loans and distributions under such "grandfathered" contracts may result in adverse tax consequences to the owner unless the contracts are or become part of the employer's 403(b) plan, or the employer enters into an information sharing agreement with us.


We currently do not accept direct transfers of designated Roth account funds from another 403(b) plan.


SPECIAL RULE FOR ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS AFTER AGE
70-1/2. The amount of any rollover or direct transfer contributions made to a 403(b) annuity contract must be net of the required minimum distribution for the tax year in which the contract is issued if the owner is at least age 70-1/2 in the calendar year the contribution is made, and has retired from service with the employer who sponsored the plan or provided the funds to purchase the 403(b) annuity contract which is the source of the contribution.


DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS

GENERAL


Generally, after the 2007 Regulations, employer or plan administrator consent is required for loan, withdrawal or distribution transactions



58  Tax information
under a 403(b) annuity contract. Processing of a requested transaction will not be completed pending receipt of information required to process the transaction under an information sharing agreement between AXA Equitable and the employer sponsoring the plan. Similar rules apply to loan and withdrawal requests for qualified plans.

WITHDRAWAL RESTRICTIONS. You generally are not able to withdraw or take payment from your TSA contract or 401(k) qualified plan unless you reach age 59-1/2, die, become disabled (special federal income tax definition), sever employment with the employer which provided the funds for the TSA contract or qualified plan, or suffer financial hardship (special federal income tax definition.) Hardship withdrawals are limited to the amount of your salary reduction contributions without earnings and must be approved by the employer or the plan.

These restrictions do not apply to your account balance attributable to salary reduction contributions to the TSA contract and earnings on December 31, 1988 or to your account balance attributable to employer contributions. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1988 account balance if you had qualifying amounts directly transferred to your EQUI-VEST(SM) TSA contract from another TSA in a Revenue Ruling 90-24 transfer. If any portion of the funds directly transferred to your TSA contract is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions.

Withdrawals from TSA contracts with designated Roth contribution funds are subject to these restrictions on distributions from TSA contracts.


If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

TAX TREATMENT OF DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS.
Amounts held under qualified plans and TSAs are generally not subject to federal income tax until benefits are distributed.


Distributions include withdrawals and annuity payments. Death benefits paid to a beneficiary are also taxable distributions unless an exception applies. (For example, there is a limited exclusion from gross income for distributions used to pay qualified health insurance premiums of an eligible retired public safety officer from eligible governmental employer qualified plans, 403(b) plans and 457(b) plans.) Amounts distributed from qualified plans and TSAs are includable in gross income as ordinary income, not capital gain. (Under limited circumstances specified in federal income tax rules, qualified plan participants, not TSA participants, are eligible for capital gains or income averaging treatment on distributions.) Distributions from qualified plans and TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" below. In addition, qualified plan and TSA distributions may be subject to additional tax penalties.


If you have made after-tax contributions, both non-Roth and designated Roth, you will have a tax basis in your qualified plan or TSA contract, which will be recovered tax-free. Unless we have been provided acceptable documentation for the amounts of any after-tax contributions to your TSA or qualified plan contract, we assume that all amounts distributed from your TSA or qualified plan contract are pre-tax, and we withhold tax and report accordingly.

DESIGNATED ROTH CONTRIBUTION ACCOUNT. Section 402A of the Code provides that a qualified distribution from a designated Roth contribution account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59-1/2 or death. Also, because there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan, the earliest a qualified distribution from a designated Roth contribution account could be made is 2011. Therefore, earnings attributable to a distribution from a designated Roth account may be includible in income.

DISTRIBUTIONS BEFORE ANNUITY PAYMENTS BEGIN. On a total surrender, the amount received in excess of the investment in the contract is taxable. We will report the total amount of the distribution. The amount of any partial distribution from a qualified plan or TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of after-tax contributions and earnings on those contributions. This treatment is the same for non-qualified distributions from a designated Roth account under a 401(k) or 403(b) plan.

ANNUITY PAYMENTS. If you elect an annuity payout option, the nontaxable portion of each payment is calculated by dividing your investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The balance of each payment is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH. Death benefit distributions from a qualified plan or TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a qualified plan or TSA made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. A surviving spouse might also be eligible to roll over a death benefit to a Roth IRA in a taxable conversion rollover, beginning in 2008. A non-spousal death beneficiary may be able to directly roll over death benefits to a new traditional inherited IRA under certain circumstances.

LOANS FROM QUALIFIED PLANS AND TSAS. The following discussion also applies to loans under governmental employer 457(b) EDC plans. See "Public and tax-exempt organization employee deferred compensation plans (EDC Plans)" later in this prospectus.

If the plan permits, loans are available from a qualified plan or 403(b) contract. Loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. Please see Appendix IV later in this prospectus for any state rules that may affect loans from a qualified plan or TSA plan.



                                                             Tax information  59

EFFECT OF 2007 REGULATIONS ON LOANS FROM TSAS. As a result of the 2007 Regulations loans are not available without employer or plan administrator approval. Loan processing may be delayed pending receipt of information required to process the loan under an information sharing agreement. Processing of a loan request will not be completed pending receipt of information required to process the transaction under an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

If loans are available:


Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. Finally, unpaid loans may become taxable when the individual severs from employment with the employer which provided the funds for the contract. In addition, the 10% early distribution penalty tax may apply.

We report the entire unpaid balance of the loan (including unpaid interest) as includable in income in the year of the default. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution.


o The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of (1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits and (2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made. Governmental employer 457(b) EDC plans and 403(b) plans are included in "all qualified plans of the employer" for this purpose. Also, for the purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan is treated as still outstanding even after the default is reported to the IRS. The amount treated as outstanding (which limits any subsequent loan) includes interest on the unpaid balance.


o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. EQUI-VEST(SM) contracts have a term limit of 10 years for loans used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

TAX-DEFERRED ROLLOVERS AND DIRECT TRANSFERS. If withdrawal restrictions discussed earlier do not apply, you may roll over any "eligible rollover distribution" from a qualified plan or TSA into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or a rollover you do yourself within 60 days after you receive the distribution. To the extent rolled over, it remains tax-deferred.


You may roll over a distribution of pre-tax funds from a qualified plan to any of the following: another qualified plan, a governmental employer 457(b) plan, a traditional IRA or a 403(b) plan. You may roll over a distribution from a 403(b) annuity contract to any of the following: another 403(b) plan funding vehicle, a qualified plan, a governmental employer 457(b) plan or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. A non-spousal death beneficiary may be able to directly roll over death benefits to a new traditional inherited IRA under certain circumstances.

Effective beginning in 2008, distributions from a qualified plan or 403(b) plan can be rolled over to a Roth IRA. Such conversion rollover transactions are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover. Rollovers are subject to the Roth IRA conversion rules, which restrict conversions of traditional IRAs to Roth IRAs to taxpayers with adjusted gross income of no more than $100,000, whether single or married filing jointly.

The recipient plan must agree to take the distribution. If you are rolling over from a qualified plan or 403(b) plan to a governmental employer 457(b) EDC plan, the recipient governmental employer 457(b) EDC plan must agree to separately account for the rolled-over funds.


The taxable portion of most distributions will be eligible for rollover. However, federal income tax rules exclude certain distributions from rollover treatment including (1) periodic payments for life or for a period of 10 years or more, (2) hardship withdrawals and (3) any required minimum distributions under federal income tax rules.


NON-ROTH AFTER-TAX CONTRIBUTIONS. Any non-Roth after-tax contributions you have made to a qualified plan or TSA only may be directly rolled over to another qualified plan or TSA which agrees to do required separate accounting. This can only be done in a direct rollover, not a rollover you do yourself. You may roll over any non-Roth after-tax contributions you have made to a qualified plan or TSA to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. Non-Roth after-tax contributions from a qualified plan or TSA which are rolled into a traditional IRA cannot be rolled back into a qualified plan or TSA. After-tax contributions may not be rolled into a governmental employer EDC plan.

ROTH AFTER-TAX CONTRIBUTIONS. Amounts attributable to "designated Roth contributions" under a 403(b) plan may only be rolled over to another designated Roth contribution separate account under another 403(b) plan or a 401(k) plan or to a Roth IRA. They cannot be rolled over to a non-Roth after-tax contribution account under a 403(b) plan or a 401(k) plan. Similar rules apply to rolllovers of "designated Roth contributions" under a 401(k) plan.

Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover. You should discuss with your tax adviser the rules which may apply to the rolled over funds. For example, distributions from a governmental employer 457(b) EDC plan are generally not sub-



60  Tax information
ject to the additional 10% federal income tax penalty for pre-age 59-1/2 distributions, which applies to other types of retirement plans. If you roll over funds from an eligible retirement plan which is not a governmental employer 457(b) EDC plan (qualified plan, 403(b) or traditional IRA) into a governmental employer 457(b) EDC plan, and you later take a distribution from the recipient government employer 457(b) EDC plan, those amounts generally remain subject to the penalty.


You should check if the recipient plan separately accounts for funds rolled over from another eligible retirement plan, as the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.


Direct 403(b) plan-to-plan transfers or contract exchanges under the same 403(b) plan are not distributions.


If there is a mandatory distribution provision in your employer's plan for certain small amounts and you do not designate an eligible retirement plan to receive such a mandatory distribution, Treasury Regulations require a traditional IRA to be established on your behalf.


DISTRIBUTION REQUIREMENTS

Qualified plans and TSAs are subject to required minimum distribution rules. See "Required minimum distributions" later in this prospectus.


SPOUSAL CONSENT RULES

If ERISA rules apply to your qualified plan or TSA you will need to get spousal consent for loans, withdrawals or other distributions if you are married when you request a withdrawal type transaction under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the employer's plan and the contract.


EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a qualified plan or TSA before you reach age 59-1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o   on or after your death; or

o   because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

o in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age).


SIMPLIFIED EMPLOYEE PENSIONS (SEPS)


An employer can establish a SEP plan for its employees and can make contributions to a contract for each eligible employee. A SEP-IRA contract is a form of traditional IRA contract, owned by the employee-annuitant and most of the rules which apply to traditional IRAs apply. See "Traditional Individual Retirement Annuities (traditional IRAs)" later in this prospectus. A major difference is the amount of permissible contributions. Rules similar to those discussed above under "Qualified plans -- General; contributions" apply. In 2008 an employer can annually contribute an amount for an employee up to the lesser of $46,000 or 25% of compensation. This amount may be further adjusted for cost of living change in future years. In figuring out compensation you exclude the employer's contribution to the SEP. Under our current practice, regular traditional IRA contributions by the employee may not be made under a SEP-IRA contract and are put into a separate traditional IRA contract.


Salary reduction SEP (SARSEP) plans may no longer be established for years beginning after December 31, 1996. However, employers who had established SARSEP plans prior to 1997 can continue to make contributions on behalf of participating employees. Please consult your tax adviser.


SIMPLE IRAS (SAVINGS INCENTIVE MATCH PLAN)

An eligible employer may establish a "SIMPLE IRA" plan to make contributions to special individual retirement accounts or individual retirement annuities for its employees ("SIMPLE IRAs"). The IRS has issued various forms which may be used by employers to set up a SIMPLE IRA plan. Currently, we are accepting only those SIMPLE IRA plans using IRS Form 5304-SIMPLE. Use of Form 5304-SIMPLE requires that the employer permit the employee to select a SIMPLE IRA provider.


The employer cannot maintain any other qualified plan, SEP plan or TSA arrangement if it makes contributions under a SIMPLE IRA plan. (Eligible tax-exempt entity employers may maintain EDC plans.)

Any type of employer -- corporation, partnership, self-employed person, government or tax-exempt entity -- is eligible to establish a SIMPLE IRA plan if it meets the requirements about number of employees and compensation of those employees.

It is the responsibility of the employer to determine whether it is eligible to establish a SIMPLE IRA plan and whether such plan is appropriate.

The employer must have no more than 100 employees who earned at least $5,000 in compensation from the employer in the prior calendar year.


                                                             Tax information  61

An employer establishing a SIMPLE IRA plan should consult its tax adviser concerning the various technical rules applicable to establishing and maintaining SIMPLE IRA plans. For example, the definition of employee's "compensation" may vary depending on whether it is used in the context of employer eligibility, employee participation and employee or employer contributions.

Participation must be open to all employees who received at least $5,000 in compensation from the employer in any two preceding years (they do not have to be consecutive years) and who are reasonably expected to receive at least $5,000 in compensation during the year. (Certain collective bargaining unit and alien employees may be excluded.)


The only kinds of contributions which may be made to a SIMPLE IRA are (i) contributions under a salary reduction agreement entered into between the employer and the participating employee and (ii) required employer contributions (employer matching contributions or employer nonelective contributions). (Direct transfer and rollover contributions from other SIMPLE IRAs, but not traditional IRAs or Roth IRAs, may also be made.) Salary reduction contributions can be any percentage of compensation (or a specific dollar amount, if the employer's plan permits) but are limited to $10,500 in 2008. This limit may be further adjusted for cost of living changes in future years.

If the plan permits, an individual at least age 50 at any time during 2008 can make up to $2,500 additional salary reduction contributions for 2008.


Generally, the employer is required to make matching contributions on behalf of each eligible employee in an amount equal to the salary reduction contributions, up to 3% of the employee's compensation. In certain circumstances, an employer may elect to make required employer contributions on an alternate basis. Employer matching contributions to a SIMPLE IRA for self-employed individuals are treated the same as matching contributions for employees. (They are not subject to the elective deferral limits.)


TAX TREATMENT OF SIMPLE IRAS

Unless specifically otherwise mentioned, for example, regarding differences in permissible contributions and potential penalty tax on distributions, the rules which apply to traditional IRAs also apply to SIMPLE IRAs. See "Traditional Individual Retirement Annuities (traditional IRAs)" later in this prospectus.

Amounts contributed to SIMPLE IRAs are not currently taxable to employees. Only the employer can deduct SIMPLE IRA contributions, not the employee. An employee eligible to participate in a SIMPLE IRA is treated as an active participant in an employer plan and thus may not be able to deduct (fully) regular contributions to his/her own traditional IRA.

As with traditional IRAs in general, contributions and earnings accumulate tax deferred until withdrawn and are then fully taxable. There are no withdrawal restrictions applicable to SIMPLE IRAs. However, because of the level of employer involvement, SIMPLE IRA plans are subject to ERISA. See the rules under "ERISA Matters" below.

Amounts withdrawn from a SIMPLE IRA can always be rolled over to another SIMPLE IRA. No rollovers from a SIMPLE IRA to a non-SIMPLE IRA are permitted for individuals under age 59-1/2 who have not participated in the employer's SIMPLE IRA plan for two full years. Also, for such individuals, any amounts withdrawn from a SIMPLE IRA are not only fully taxable but are also subject to a 25% (not 10%) additional federal income tax penalty. (The exceptions for death, disability, etc. apply.)


PUBLIC AND TAX-EXEMPT ORGANIZATION EMPLOYEE DEFERRED COMPENSATION PLANS (EDC PLANS)

SPECIAL EMPLOYER AND OWNERSHIP RULES. Employers eligible to maintain EDC plans under Section 457(b) of the Code are governmental entities such as states, municipalities and state agencies (governmental employer) or tax-exempt entities (tax-exempt employer). Participation in an EDC plan of a tax-exempt employer is limited to a select group of management or highly compensated employees because of ERISA rules that do not apply to governmental employer plans.

The rules that apply to tax-exempt employer EDC plans and governmental employer EDC plans may differ.

An employer can fund its EDC plan in whole or in part with annuity contracts purchased for participating employees and their beneficiaries. These employees do not have to include in income the employer's contributions to purchase the EDC contracts or any earnings until they actually receive funds from a governmental employer EDC plan. The participants of a tax-exempt employer EDC plan may have to include in income the employer contributions and any earnings when they are entitled to receive funds from the EDC plan. The EDC plan funds are subject to the claims of the employer's general creditors in an EDC plan maintained by a tax-exempt employer. In an EDC plan maintained by a governmental employer, the plan's assets must be held in trust for the exclusive benefit of employees. An annuity contract can be a trust equivalent if the contract includes the trust rules. Regardless of contract ownership, the EDC plan may permit the employee to choose among various investment options.


CONTRIBUTION LIMITS. For both governmental and tax-exempt employer EDC plans, the maximum contribution for 2008 is the lesser of $15,500 or 100% of includible compensation. This limit may be further adjusted for cost of living changes in future years.

Special rules may permit "catch-up" contributions during the three years preceding normal retirement age under the EDC plan. If the plan provides for catch-up contributions for any of the 3 years of service preceding the plan retirement age, the maximum contribution for an individual eligible to make such catch-up contributions is twice the otherwise applicable dollar limit, or $31,000 for 2008.

For governmental employer EDC plans only, if the plan permits, an individual at least age 50 at any time during 2008 may be able to make up to $5,000 additional salary reduction contributions. An individual must coordinate this "age 50" catch-up with the other "last 3 years of service" catch up.

GOVERNMENTAL EMPLOYER EDC PLANS -- ROLLOVER CONTRIBUTIONS. Eligible rollover distributions of pre-tax funds from 403(b) plans, 401(a) qualified plans, other governmental employer EDC plans and traditional IRAs may be rolled over into other such plans. The recipient plan



62  Tax information
must agree to take the distribution. If the source of the eligible rollover distribution is not a governmental employer EDC plan and the recipient plan is a governmental employer EDC plan, the recipient governmental employer EDC plan must agree to separately account for the rolled-over funds.

Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer EDC plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution.


WITHDRAWAL LIMITS. In general, no amounts may be withdrawn from an EDC plan prior to the calendar year in which the employee attains age 70-1/2, severs from employment with the employer or is faced with an unforeseeable emergency. Small amounts (up to $5000) may be taken out by the plan participant or forced out by the plan under certain circumstances, even though the plan participant may still be working and amounts would not otherwise be made available. Such a mandatory forced-out distribution is an eligible rollover distribution. Treasury Regulations require a direct roll-over to a traditional IRA established for a plan participant who does not affirmatively designate an eligible retirement plan to receive such a mandatory distribution. For funds rolled over from another eligible retirement plan, because the funds are separately accounted for, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.


DISTRIBUTION REQUIREMENTS. EDC plans are subject to minimum distribution rules similar to those that apply to qualified plans. See "Required minimum distributions" later in this prospectus. That is, distributions from EDC plans generally must start no later than April 1st of the calendar year following the calendar year in which the employee attains age 70-1/2 or retires from service with the employer maintaining the EDC plan, whichever is later. Failure to make required distributions may cause the disqualification of the EDC plan. Disqualification may result in current taxation of EDC plan benefits. In addition, a 50% penalty tax is imposed on the difference between the required distribution amount and the amount actually distributed, if any. It is the plan administrator's responsibility to see that minimum distributions from an EDC plan are made.

If the EDC plan provides, a deceased employee's beneficiary may be able to elect to receive death benefits in installments instead of a lump sum, and the payments will be taxed as they are received.


TAX TREATMENT OF DISTRIBUTIONS -- TAX-EXEMPT EMPLOYER EDC PLANS. Amounts are taxable under a tax-exempt employer EDC plan when they are made available to a participant or beneficiary even if not actually received. Distributions to a tax-exempt employer EDC plan participant are characterized as "wages" for income tax reporting and withholding purposes. No election out of withholding is possible. See "Federal and state income tax withholding and information reporting" later in this prospectus. Withholding on wages is the employer's responsibility. Distributions from an EDC plan are not subject to FICA tax, if FICA tax was withheld by the employer when wages were deferred.


Distributions from a tax-exempt employer EDC plan may not be rolled over to any other eligible retirement plan.

TAX TREATMENT OF DISTRIBUTIONS -- GOVERNMENTAL EMPLOYER EDC PLANS. The taxation of distributions from a governmental employer EDC plan is generally the same as the tax treatment of distributions from qualified plans and TSAs discussed earlier in this prospectus. That is, amounts are generally not subject to tax until actually distributed and amounts may be subject to 20% federal income tax withholding. See "Federal and State income tax withholding and information reporting" later in this prospectus. However, distributions from a governmental employer EDC plan are generally not subject to the additional 10% federal income tax penalty for pre-age 59-1/2 distributions.


TAX-DEFERRED ROLLOVERS -- GOVERNMENTAL EMPLOYER EDC PLANS. A participant in a governmental employer EDC plan or in certain cases, a beneficiary, may be able to roll over an eligible rollover distribution from the plan to a traditional IRA, qualified plan or 403(b) plan, as well as to another governmental employer EDC plan. The recipient plan must agree to take the distribution.

If you roll over funds from a governmental employer EDC plan into a different type of eligible retirement plan (qualified plan, 403(b), or traditional IRA), any subsequent distributions may be subject to the 10% federal income tax penalty noted above. Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Effective beginning in 2008, distributions from governmental employer 457(b) plan can be rolled over to a Roth IRA. Such conversion rollover transactions are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover. Rollovers are subject to the Roth IRA conversion rules, which restrict conversions of traditional IRAs to Roth IRAs to taxpayers with adjusted gross income of no more than $100,000, whether single or married filing jointly.


LOANS FROM GOVERNMENTAL EMPLOYER EDC PLANS. Same as for qualified plans and TSAs. (See "Loans from qualified plans and TSAs" under "Distributions from qualified plans and TSAs" earlier in this prospectus.)

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

This part of the prospectus contains the information that the IRS requires you to have before you purchase an IRA and covers some of the special tax rules that apply to IRAs.


                                                             Tax information  63

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o traditional IRAs, typically funded on a pre-tax basis, including SEP- IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans; and

o Roth IRAs, funded on an after-tax basis. Roth IRAs are not available under this prospectus and are not discussed here.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, including IRAs funded by or through your employer, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS website (www.irs.gov).

AXA Equitable designs its traditional IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code.

We have received an opinion letter from the IRS approving the form of the EQUI-VEST(SM) SIMPLE IRA contract for use as a SIMPLE IRA. We have not applied for a formal opinion letter for certain EQUI-VEST(SM) SEP and SARSEP contracts which had been previously approved by the IRS as to form for use as a traditional IRA. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The IRS approval does not address every feature possibly available under the EQUI-VEST(SM) SEP, SARSEP and SIMPLE IRA contracts.

CANCELLATION

You can cancel an EQUI-VEST(SM) IRA contract by following the directions under "Your right to cancel within a certain number of days" earlier in this prospectus. If you cancel a contract, we may have to withhold tax and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

CONTRIBUTIONS

As SEP-IRA, SARSEP IRA and SIMPLE IRA contracts are employer-funded traditional IRAs, the employee does not make regular contributions to the contract other than through the employer. However, an employee can make rollover or transfer contributions to SEP- IRA, SARSEP IRA and in limited circumstances, to SIMPLE IRA contracts. We reserve the right to approve the circumstances under which we will take rollover contributions to EQUI-VEST(SM) SEP-IRA, SARSEP IRA and SIMPLE IRA contracts.


RECHARACTERIZATION

Employer-funded amounts that have been contributed as traditional IRA funds may, in some circumstances, subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have employer-funded amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.



ROLLOVER AND TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS


Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o   qualified plans;


o   governmental employer 457(b) plans;

o   403(b) plans; and


o   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.


ROLLOVERS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS


Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited traditional IRA under certain circumstances.


There are two ways to do rollovers:

o   Do it yourself:

    You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o   Direct rollover:

    You tell the trustee or custodian of the eligible retirement plan to send the eligible rollover distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.


64  Tax information

    All distributions from a 403(b) plan, qualified plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distribution is:


o   a "required minimum distribution" after age 70-1/2 or retirement; or

o one of a series of substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o one of a series of substantially equal periodic payments made for a specified period of 10 years or more; or

o   a hardship withdrawal; or

o   a corrective distribution which fits specified technical tax rules; or

o   a loan that is treated as a distribution; or

o   a death benefit payment to a beneficiary who is not your surviving spouse;
    or

o a qualified domestic relations order distribution to a beneficiary who is not your current or former spouse.


You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.



ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS


Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer EDC plan.



ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.


SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS


The surviving spousal beneficiary of a deceased individual can roll over or directly transfer an inherited traditional IRA to one or more other traditional IRAs. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited traditional IRA under certain circumstances. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court ordered divorce or separation decree.


EXCESS CONTRIBUTIONS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are examples of excess contributions to IRAs:

o   regular contributions to a traditional IRA made after you reach age 70-1/2;
    or

o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2.

You can avoid the excise tax by withdrawing an excess contribution before the due date (including extensions) for filing your federal income tax return for the year. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions discussed below under "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1) the rollover was from a qualified retirement plan to a traditional IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3) you took no tax deduction for the excess contribution.


WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS


NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS

You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.


TAXATION OF PAYMENTS

Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable. The conversion of amounts from a SEP-IRA, SARSEP IRA or SIMPLE IRA (after two plan participant years) to a Roth IRA is taxable. Generally, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

In addition, a distribution from a traditional IRA is not taxable if:

o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" above; or


                                                             Tax information  65

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan. (See "Rollovers from eligible retirement plans other than traditional IRAs" above.)


The following are eligible to receive rollovers of distributions from a traditional IRA; a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.


Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available to certain distributions from qualified plans under very limited circumstances.


REQUIRED MINIMUM DISTRIBUTIONS

Traditional IRAs are subject to required minimum distribution rules described in "Required minimum distributions" later in this prospectus.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.


SUCCESSOR ANNUITANT AND OWNER

If your spouse is the sole primary beneficiary and elects to become the successor annuitant and owner, no death benefit is payable until your surviving spouse's death.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.


EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o   on or after your death; or

o   because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o to pay certain first-time home buyer expenses (special federal income tax definition); or

o to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.


ILLUSTRATION OF GUARANTEED INTEREST RATES

In the following two tables, we provide information that the IRS requires us to furnish to prospective IRA contract owners. In the tables we illustrate the 1.00% minimum guaranteed interest rate for contributions we assume are allocated entirely to the guaranteed interest option. (The rate may be higher in your state.) In Table I we assume a $1,000 contribution made annually on the contract date and on each anniversary after that. We assume no withdrawals or transfers were made under the contract. In Table II we assume a single initial contribution of $1,000, and no additional contributions. We also assume no withdrawals or transfers. The guaranteed interest rate, which can range from 1.00% to 4.00%, is in the contract.

The values shown assume the withdrawal charge applies. These values reflect the effect of the annual administrative charge deducted at the end of each contract year in which the account value is less than $20,000.

To find the appropriate value for the end of the contract year at any particular age, you subtract the age (nearest birthday) at issue of the contract from the current age and find the corresponding year in the table. Years that correspond to a current age over 70, should be ignored.


66  Tax information

You should consider the information shown in the tables in light of your present age. Also, with respect to Table I, you should consider your ability to contribute $1,000 annually. Any change in the amounts contributed annually in Table I, or in the amount of the single contribution in Table II would, of course, change the results shown.

            Table I guaranteed minimum interest rate of 1.00% (the rate may be higher in your state)

                                     TABLE I
                         ACCOUNT VALUES AND CASH VALUES
  (ASSUMING $1,000 CONTRIBUTIONS MADE ANNUALLY AT THE BEGINNING OF THE CONTRACT
                                      YEAR)

--------------------------------------------------------------------------------
        1.00% Minimum Guarantee                   1.00% Minimum Guarantee
      ---------------------------               ----------------------------
  Contract    Account         Cash       Contract     Account           Cash
  Year End     Value         Value       Year End      Value           Value
--------------------------------------------------------------------------------
      1    $    989.80    $    936.35       26      $ 29,196.26     $ 28,836.26
--------------------------------------------------------------------------------
      2    $  1,979.70    $  1,872.79       27      $ 30,498.22     $ 30,138.22
--------------------------------------------------------------------------------
      3    $  2,979.49    $  2,818.60       28      $ 31,813.20     $ 31,453.20
--------------------------------------------------------------------------------
      4    $  3,989.29    $  3,773.87       29      $ 33,141.33     $ 32,781.33
--------------------------------------------------------------------------------
      5    $  5,009.18    $  4,738.69       30      $ 34,482.75     $ 34,122.75
--------------------------------------------------------------------------------
      6    $  6,039.27    $  5,713.15       31      $ 35,837.57     $ 35,477.57
--------------------------------------------------------------------------------
      7    $  7,079.67    $  6,719.67       32      $ 37,205.95     $ 36,845.95
--------------------------------------------------------------------------------
      8    $  8,130.46    $  7,770.46       33      $ 38,588.01     $ 38,228.01
--------------------------------------------------------------------------------
      9    $  9,191.77    $  8,831.77       34      $ 39,983.89     $ 39,623.89
--------------------------------------------------------------------------------
     10    $ 10,263.69    $  9,903.69       35      $ 41,393.73     $ 41,033.73
--------------------------------------------------------------------------------
     11    $ 11,346.32    $ 10,986.32       36      $ 42,817.67     $ 42,457.67
--------------------------------------------------------------------------------
     12    $ 12,439.79    $ 12,079.79       37      $ 44,255.84     $ 43,895.84
--------------------------------------------------------------------------------
     13    $ 13,544.18    $ 13,184.18       38      $ 45,708.40     $ 45,348.40
--------------------------------------------------------------------------------
     14    $ 14,659.63    $ 14,299.63       39      $ 47,175.49     $ 46,815.49
--------------------------------------------------------------------------------
     15    $ 15,786.22    $ 15,426.22       40      $ 48,657.24     $ 48,297.24
--------------------------------------------------------------------------------
     16    $ 16,924.08    $ 16,564.08       41      $ 50,153.81     $ 49,793.81
--------------------------------------------------------------------------------
     17    $ 18,073.33    $ 17,713.33       42      $ 51,665.35     $ 51,305.35
--------------------------------------------------------------------------------
     18    $ 19,234.06    $ 18,874.06       43      $ 53,192.00     $ 52,832.00
--------------------------------------------------------------------------------
     19    $ 20,436.40    $ 20,076.40       44      $ 54,733.92     $ 54,373.92
--------------------------------------------------------------------------------
     20    $ 21,650.76    $ 21,290.76       45      $ 56,291.26     $ 55,931.26
--------------------------------------------------------------------------------
     21    $ 22,877.27    $ 22,517.27       46      $ 57,864.18     $ 57,504.18
--------------------------------------------------------------------------------
     22    $ 24,116.04    $ 23,756.04       47      $ 59,452.82     $ 59,092.82
--------------------------------------------------------------------------------
     23    $ 25,367.20    $ 25,007.20       48      $ 61,057.35     $ 60,697.35
--------------------------------------------------------------------------------
     24    $ 26,630.88    $ 26,270.88       49      $ 62,677.92     $ 62,317.92
--------------------------------------------------------------------------------
     25    $ 27,907.18    $ 27,547.18       50      $ 64,314.70     $ 63,954.70
--------------------------------------------------------------------------------


                                                              Tax information 67

            Table II guaranteed minimum interest rate of 1.00% (the rate may be higher in your state)

                                    TABLE II
                         ACCOUNT VALUES AND CASH VALUES
     (ASSUMING A SINGLE CONTRIBUTION OF $1,000 AND NO FURTHER CONTRIBUTION)

--------------------------------------------------------------------------------
        1.00% Minimum Guarantee                   1.00% Minimum Guarantee
      ---------------------------               ----------------------------
  Contract    Account         Cash       Contract     Account          Cash
  Year End     Value         Value       Year End      Value           Value
--------------------------------------------------------------------------------
      1      $ 989.80       $ 936.35        26       $ 434.76        $ 434.76
--------------------------------------------------------------------------------
      2      $ 979.70       $ 926.80        27       $ 409.11        $ 409.11
--------------------------------------------------------------------------------
      3      $ 959.50       $ 907.69        28       $ 383.20        $ 383.20
--------------------------------------------------------------------------------
      4      $ 939.10       $ 888.38        29       $ 357.03        $ 357.03
--------------------------------------------------------------------------------
      5      $ 918.49       $ 868.89        30       $ 330.60        $ 330.60
--------------------------------------------------------------------------------
      6      $ 897.67       $ 849.20        31       $ 303.91        $ 303.91
--------------------------------------------------------------------------------
      7      $ 876.65       $ 876.65        32       $ 276.95        $ 276.95
--------------------------------------------------------------------------------
      8      $ 855.42       $ 855.42        33       $ 249.72        $ 249.72
--------------------------------------------------------------------------------
      9      $ 833.97       $ 833.97        34       $ 222.21        $ 222.21
--------------------------------------------------------------------------------
     10      $ 812.31       $ 812.31        35       $ 194.44        $ 194.44
--------------------------------------------------------------------------------
     11      $ 790.43       $ 790.43        36       $ 166.38        $ 166.38
--------------------------------------------------------------------------------
     12      $ 768.34       $ 768.34        37       $ 138.04        $ 138.04
--------------------------------------------------------------------------------
     13      $ 746.02       $ 746.02        38       $ 109.42        $ 109.42
--------------------------------------------------------------------------------
     14      $ 723.48       $ 723.48        39       $  80.52        $  80.52
--------------------------------------------------------------------------------
     15      $ 700.71       $ 700.71        40       $  51.32        $  51.32
--------------------------------------------------------------------------------
     16      $ 677.72       $ 677.72        41       $  21.84        $  21.84
--------------------------------------------------------------------------------
     17      $ 654.50       $ 654.50        42       $   0.00        $   0.00
--------------------------------------------------------------------------------
     18      $ 631.04       $ 631.04        43       $   0.00        $   0.00
--------------------------------------------------------------------------------
     19      $ 607.35       $ 607.35        44       $   0.00        $   0.00
--------------------------------------------------------------------------------
     20      $ 583.43       $ 583.43        45       $   0.00        $   0.00
--------------------------------------------------------------------------------
     21      $ 559.26       $ 559.26        46       $   0.00        $   0.00
--------------------------------------------------------------------------------
     22      $ 534.85       $ 534.85        47       $   0.00        $   0.00
--------------------------------------------------------------------------------
     23      $ 510.20       $ 510.20        48       $   0.00        $   0.00
--------------------------------------------------------------------------------
     24      $ 485.31       $ 485.31        49       $   0.00        $   0.00
--------------------------------------------------------------------------------
     25      $ 460.16       $ 460.16        50       $   0.00        $   0.00
--------------------------------------------------------------------------------


68 Tax information

REQUIRED MINIMUM DISTRIBUTIONS


BACKGROUND ON REGULATIONS--REQUIRED MINIMUM DISTRIBUTIONS


If you are a participant in a qualified retirement plan, a 457(b) plan (both employer types), or own a 403(b) TSA annuity contract or traditional IRA, including SEP, SARSEP or SIMPLE IRA, the required minimum distribution rules force you to start calculating and taking annual distributions from these tax-favored retirement plans and contracts by a specified date. The beginning date depends on the type of plan or contract, and your age and retirement status. The distribution requirements are designed to use up your interest in the plan over your life expectancy. Whether the correct amount has been distributed is calculated on a year-by-year basis; there are no provisions to allow amounts taken in excess of the required amount to be carried back to other years.

Distributions must be made according to rules in the Code and Treasury Regulations and the terms of the plan. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts and annuity contracts funding tax qualified retirement plans, including 401(a) qualified plans, 403(b) plans, and 457(b) plans. For this purpose, additional annuity contract benefits may include enhanced death benefits. If you take annual withdrawals instead of receiving annuity payments, this could increase the amount required to be distributed from these contracts.



LIFETIME REQUIRED MINIMUM DISTRIBUTIONS -- WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION

You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.


Generally, qualified plan, 403(b) plan and 457(b) plan participants must also take the first required minimum distribution for the calendar year in which the participant turns age 70-1/2. However, qualified plan, 403(b) plan and 457(b) plan participants may be able to delay the start of required minimum distributions for all or part of the account balance until after age 70-1/2, as follows:

o For qualified plan, 403(b) plan and 457(b) plan participants who have not retired from service with the employer who provided the funds for this qualified plan, 403(b) TSA, or EDC contract by the calendar year the participant turns age 70-1/2, the required beginning date for minimum distributions is extended to April 1st following the calendar year of retirement. Note that this rule does not apply to qualified plan participants who are 5% owners.

o 403(b) plan participants may also delay the start of required minimum distributions to age 75 of the portion of their account value attributable to their December 31, 1986 403(b) TSA account balance, even if retired at age 70-1/2.


The first required minimum distribution is for the calendar year in which you turn age 70-1/2, or the year you retire, if you are eligible for the delayed start rule. You have the choice to take this first required minimum distribution during the calendar year you turn 70-1/2 or retire or to delay taking it until the first three-month period in the next calendar year (January 1 - April 1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2 or retire if you are eligible for the delayed start rule. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.


HOW YOU CALCULATE REQUIRED MINIMUM DISTRIBUTIONS

There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."


ACCOUNT-BASED METHOD. If you choose an "account-based" method, you divide the value of your qualified plan, 403(b) TSA account, 457(b) plan account, or traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table to give you the required minimum distribution amount for that particular plan or arrangement for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may be able to later apply your funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.


ANNUITY-BASED METHOD. If you choose an annuity-based method you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS?

No, if you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.


WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE?

We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our automatic minimum distribution withdrawal option. If you do not elect one of these options and you have any kind of traditional IRA (SEP, SARSEP or SIMPLE IRA), we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.


                                                             Tax information  69

Also, the IRS will let you calculate the required minimum distribution for each traditional IRA or 403(b) TSA contract that you maintain, using the method that you picked for that particular IRA or TSA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA (or TSA) required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs (or TSAs) that you own.



WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR?

The required minimum distribution amount for each of your plans and arrangements is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice-versa.


WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR?

Your plan or arrangement could be disqualified, and you could have to pay tax on the entire value. Even if your plan or arrangement is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age-group which must take lifetime required minimum distributions. If this is an IRA or TSA and you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA or TSA that you own. Note that in the case of a qualified plan or EDC the distribution must be taken annually from the qualified plan or EDC contract.


WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary, depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's or the participant's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required for a year before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, for traditional IRA contracts only, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2. Rollovers to another eligible retirement plan, including a traditional IRA, may be available to a surviving spouse death beneficiary.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual such as the estate, the rules permit the beneficiary to calculate the post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die before your Required Beginning Date for lifetime required minimum distribution payments and the death beneficiary is a non-individual such as the estate, the rules continue to apply the 5-year rule discussed above under "Individual beneficiary." Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.


ERISA MATTERS

ERISA rules are designed to save and protect qualified retirement plan assets to be paid to plan participants when they retire.

Qualified plans under Section 401 of the Internal Revenue Code are generally subject to ERISA. Some TSAs may be subject to Title I of ERISA, generally dependent on the level of employer involvement, for example, if the employer makes matching contributions.

In addition, certain loan rules apply only to loans under ERISA plans:

o For contracts which are subject to ERISA, the trustee or sponsoring employer is responsible for ensuring that any loan meets applicable DOL requirements. It is the responsibility of the plan administrator, the trustee of the qualified plan and/or the employer, and not AXA Equitable, to properly administer any loan made to plan participants.

o With respect to specific loans made by the plan to a plan participant, the plan administrator determines the interest rate, the maximum term consistent with EQUI-VEST(SM) processing and all other terms and conditions of the loan.


70  Tax information

o Only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security.

o Each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances.

o Loans must be available to all plan participants, former participants (or death beneficiaries of participants) who still have account balances under the plan, and alternate payees on a reasonably equivalent basis.

o Plans subject to ERISA provide that the participant's spouse must consent in writing to the loan.


CERTAIN RULES APPLICABLE TO PLANS DESIGNED TO COMPLY WITH SECTION 404(C) OF
ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor and the plan sponsor may choose not to comply with Section 404(c).

The EQUI-VEST(SM) Trusteed, HR-10 Annuitant-Owned, SIMPLE IRA and TSA contracts provide the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. AXA Equitable and its financial professionals shall not be responsible if a plan fails to meet the requirements of Section 404(c).


FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs in SEP, SARSEP or SIMPLE IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.


FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $18,720 in periodic annuity payments in 2008 your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.



FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender or partial withdrawal), and any distribution from a qualified plan or TSA which is not an eligible rollover distribution we generally withhold at a flat 10% rate.

You cannot elect out of withholding if the payment is an "eligible rollover distribution" from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an "eligible rollover distribution" then the 10% withholding rate applies.


                                                             Tax information  71

MANDATORY WITHHOLDING FROM TSA, GOVERNMENTAL EMPLOYER EDC AND QUALIFIED PLAN DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans, governmental employer 457(b) EDC plans, and TSAs are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan and governmental employer EDC plan distributions. An eligible rollover distribution from one of these eligible retirement plans can be rolled over to another one of these eligible retirement plans or a traditional IRA. All distributions from a TSA, governmental employer EDC plan or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

o any distributions which are "required minimum distributions" after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for the life (or life expectancy) or the joint lives (or joint life expectancies) of the plan participant (and designated beneficiary); or


o substantially equal periodic payments made for a specified period of 10 years or more; or


o   hardship withdrawals; or


o   corrective distributions which fit specified technical tax rules; or


o   loans that are treated as distributions; or

o a death benefit payment to a beneficiary who is not the plan participant's surviving spouse; or

o a qualified domestic relations order distribution to a beneficiary who is not the plan participant's current spouse or former spouse.

A death benefit payment to the plan participant's surviving spouse, or a qualified domestic relations order distribution to the plan participant's current or former spouse, may be a distribution subject to mandatory 20% withholding.



IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.


72  Tax information
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8. More information

--------------------------------------------------------------------------------

ABOUT OUR SEPARATE ACCOUNT A


Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account A. However, the obligations themselves are obligations of AXA Equitable.


Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.


Each subaccount (variable investment option) within Separate Account A invests solely in Class IA/A or Class IB/B shares issued by the corresponding portfolio of its Trust.


We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2) to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5) to deregister Separate Account A under the Investment Company Act of 1940;

(6) to restrict or eliminate any voting rights as to Separate Account A;

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies; and

(8) to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.


ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.


The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees or Board of Directors, as applicable, of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan relating to its Class IB/B shares, and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.



ABOUT OUR FIXED MATURITY OPTIONS


RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE
We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

The rates to maturity are determined weekly. The rates in the table are illustrative only and will most likely differ from the rates applicable at time of purchase. Current rates to maturity can be obtained through TOPS or EQAccess or from your financial professional.


The rates to maturity for new allocations as of February 15, 2008 and the related price per $100 of maturity value were as shown below:



-------------------------------------------------------------------------
  Fixed Maturity Options
     With June 15th
    Maturity Date of       Rate to Maturity as of    Price Per $100 of
      Maturity Year          February 15, 2008         Maturity Value
-------------------------------------------------------------------------
          2008                   3.00%**                   $ 99.02
          2009                   3.00%**                   $ 96.14
          2010                   3.00%**                   $ 93.34
          2011                   3.00%**                   $ 90.62
          2012                   3.00%**                   $ 87.98
          2013                   3.20%                     $ 84.53
          2014                   3.65%                     $ 79.69
          2015*                  4.05%                     $ 74.74
          2016*                  4.25%                     $ 70.68
-------------------------------------------------------------------------



                                                            More information  73

-------------------------------------------------------------------------
  Fixed Maturity Options
     With June 15th
    Maturity Date of       Rate to Maturity as of    Price Per $100 of
      Maturity Year          February 15, 2008         Maturity Value
-------------------------------------------------------------------------
          2017*                    4.45%                  $ 66.60
-------------------------------------------------------------------------



*   Not available in Oregon

** Since these rates to maturity are 3%, no amounts could have been allocated to these options.



HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

    (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

    (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

    (c) We determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

    (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2) We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

--------------------------------------------------------------------------------
Your market adjusted amount is the present value of the maturity value discounted at the rate to maturity in effect for new contributions to that same fixed maturity option on the date of the calculation.
--------------------------------------------------------------------------------

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix III later in this prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.50% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.


INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.


ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest option and the fixed maturity options as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The market value adjustment interests under the contracts, which are held in a separate account, are issued by AXA Equitable and are registered under the Securities Act of 1933. The contract is a "covered security" under the federal securities laws.


74  More information

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to general accounts, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ABOUT OTHER METHODS OF PAYMENT


AUTOMATIC INVESTMENT PROGRAM -- FOR CERTAIN SEP AND KEOGH PLAN CONTRACTS ONLY

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a bank checking or savings account, money market checking or savings account, or credit union checking or savings account and contributed as an additional contribution into your contracts on a monthly basis. AIP is available for single life SEP and Keogh units provided that the single life is the employer who provided the funds.

AIP additional contributions may be allocated to any of the variable investment options and the guaranteed interest option but not the fixed maturity options. Our minimum contribution amount requirement is $20. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

WIRE TRANSFERS. Employers may also send contributions by wire transfer from a bank.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.



BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

       - on a non-business day:
       - after 4:00 p.m. Eastern Time on a business day; or
       - after an early close of regular trading on the NYSE on a business day.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.



CONTRIBUTIONS, TRANSFERS, WITHDRAWALS AND SURRENDERS

o Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution..

o Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

o If a fixed maturity option is scheduled to mature on June 15th and June 15th is a non-business day, that fixed maturity option will mature on the prior business day.

o Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request..

o Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

o Transfers to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o Transfers out of a fixed maturity option will be at the market adjusted amount on that business day.

o For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

o For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

o Quarterly rebalancing will be processed on a calendar year basis. Semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.

o Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.


ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:


o   the election of trustees;


o   the formal approval of independent auditors selected for each Trust; or

o any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all


                                                            More information  75
contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS


The financial statements of Separate Account A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The SAI is available free of charge. You may request one by writing our processing office or calling
(800) 628-6673.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING

Generally, the owner may not assign a contract for any purpose. However, a trustee owner of a Trusteed contract can transfer ownership to the annuitant. We will not be bound by this assignment for transfer of ownership unless it is in writing and we have received it at our processing office. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this prospectus.

You cannot assign a contract as security for a loan or other obligation. Loans from account value, however, are permitted under TSA (but not University TSA), governmental employer EDC (subject to state availability) and Corporate Trusteed contracts only, unless restricted by the employer.


FUNDING CHANGES

The employer or trustee can change the funding vehicle for an EDC or Trusteed contract. You can change the funding vehicle for a TSA, SEP or SIMPLE IRA contract.


DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account A. The offering of the contracts is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.


The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold.

Compensation paid to AXA Advisors is based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation") and will generally not exceed 16.0% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable on the sale of a contract to the AXA Advisors financial professional and/or Selling broker-dealer making the sale. In some instances, a financial professional or Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.70% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.


76  More information

Contribution-based compensation paid by AXA Equitable to AXA Distributors on sales of AXA Equitable contracts by its Selling broker-dealers will generally not exceed 12.0% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of a contract in combination with annual asset-based compensation of up to 0.35% of contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.


The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or EQUI-VEST(SM) Employer-Sponsored Retirement Programs on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of FINRA, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.


In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.


Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any contribution-based and asset-based compensation paid by AXA Equitable to the Distributors will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.



                                                            More information  77

9. Incorporation of certain documents by reference

--------------------------------------------------------------------------------


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2007 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference. AXA Equitable intends to send owners account statements and other such legally-required reports. AXA Equitable does not anticipate such reports will include periodic financial statements or information concerning AXA Equitable.


AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the Market Value Adjustment (the "Registration Statement"). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement. Please see the Registration Statement for additional information concerning the Market Value Adjustment.


The Annual Report includes the audited consolidated financial statements of AXA Equitable at December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007 (the "AXA Equitable Financial Statements"). The AXA Equitable Financial Statements are included in the Annual Report and incorporated by reference into this prospectus in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm. The AXA Equitable Financial Statements are also included in the Annual Report and incorporated by reference into this prospectus in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on (i) the Consolidated Statements of Income, Changes in Partners' Capital and Comprehensive Income, and Cash Flows of AllianceBernstein L.P. and (ii) the Statements of Income, Changes in Partners' Capital and Comprehensive Income, and Cash Flows of AllianceBernstein Holding L.P. (together "AllianceBernstein", formerly "Alliance") for the year ended December 31, 2005. The reports are given on the authority of said firms as experts in auditing and accounting.

KPMG LLP was AllianceBernstein's independent registered public accounting firm for the year ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as AllianceBernstein's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.


Any statement contained in a document that is or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation, will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file our Exchange Act documents and reports, including our annual report on Form 10-K and quarterly reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234).


78  Incorporation of certain documents by reference

Appendix I: Original contracts

--------------------------------------------------------------------------------

Original Contracts are EQUI-VEST(SM) contracts under which the contract owner has not elected to add any additional variable investment options when they first became available.


SELECTING YOUR INVESTMENT METHOD. If you own an original contract, only the guaranteed interest option and the EQ/Money Market, AXA Moderate Allocation, EQ/Alliance Common Stock and Multimanager Aggressive Equity options are available. In most cases, you may request that we add additional variable investment options to your original contract. We reserve the right to deny your request.

TRANSFERRING YOUR ACCOUNT VALUE. If you own an original contract, including original contract owners who elect to amend their contract by selecting maximum transfer flexibility, the EQ/Money Market option is always available. However, we will not permit transfers into the EQ/Money Market option from any other investment option. There will not be any other transfer limitations under your original contract.



                                              Appendix I: Original contracts I-1

Appendix II: Condensed financial information

--------------------------------------------------------------------------------

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge. The information presented is shown for the past ten years, or from the first year the particular contracts were offered, if less than ten years ago.



SERIES 100 AND 200 CONTRACTS

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).

-----------------------------------------------------------------------------------------------------------------------
                                                                                 For the years
                                                                               ending December 31
                                                            -----------------------------------------------------------
                                                               1998        1999         2000        2001        2002
-----------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --           --          --          --
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --           --          --          --
-----------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --           --          --          --
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --           --          --          --
-----------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --           --          --          --
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --           --          --          --
-----------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 45.07    $  52.39     $  51.10    $  49.61    $  42.91
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         24,361      22,434       20,413      19,822      23,382
-----------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --           --          --          --
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --           --          --          --
-----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $323.75    $ 399.74     $ 339.28    $ 299.82    $ 197.84
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         17,231      16,705       15,685      14,197      11,899
-----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $126.48    $ 124.96     $ 134.60    $ 143.62    $ 154.25
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            314         360          309         587         915
-----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $117.72    $ 160.04     $ 121.54    $  92.48    $  82.20
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            971         926        1,028         945       5,013
-----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --    $ 116.36     $  93.70    $  70.28    $  47.74
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --         887        2,596       2,788       2,376
-----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $130.07    $ 125.76     $ 138.33    $ 147.79    $ 157.39
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            557         622          566         899         950
-----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $118.57    $ 149.64     $ 168.29    $ 144.40    $  99.61
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,101         976        1,895       1,988       1,955
-----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
-----------------------------------------------------------------------------------------------------------------------
  Unit Value                                                      --          --           --    $  94.39    $  80.42
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --           --       1,544       1,981
-----------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --           --          --          --
-----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --           --          --          --
-----------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending December 31
                                                            ---------------------------------------------------------------
                                                               2003         2004         2005          2006         2007
---------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 109.15     $ 120.39     $ 128.35      $ 149.30     $ 156.38
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               8           50          122           364          741
---------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 102.15     $ 106.86     $ 108.01      $ 113.35     $ 118.31
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               6           36           59            91          231
---------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 104.14     $ 110.71     $ 112.78      $ 121.01     $ 125.94
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               5           44          112           222          406
---------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  50.77     $  55.12     $  57.47      $  63.00     $  66.55
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          21,629       20,412       19,656        18,359       17,845
---------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 107.96     $ 118.97     $ 125.20      $ 141.45     $ 148.46
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              18          185          491         1,337        2,455
---------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 292.96     $ 330.99     $ 341.80      $ 374.77     $ 384.25
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          11,092       10,291        9,393         8,175        6,992
---------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 155.83     $ 157.11     $ 157.33      $ 160.48     $ 169.61
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             788          674          613           532          504
---------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 109.83     $ 128.38     $ 146.39      $ 178.84     $ 197.62
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           4,603        4,372        4,333         4,232        4,096
---------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  58.02     $  62.04     $  70.34      $  69.04     $  77.63
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           2,212        1,966        1,822         1,671        1,480
---------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 161.18     $ 165.40     $ 166.86      $ 171.37     $ 177.18
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             827          737          726           670          670
---------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 138.85     $ 156.54     $ 172.65      $ 186.13     $ 214.81
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           1,959        1,885        1,791         1,655        1,500
---------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
---------------------------------------------------------------------------------------------------------------------------
  Unit Value                                                 $ 102.15     $ 114.33     $ 118.93      $ 142.44     $ 134.27
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           2,115        2,287        2,451         2,714        9,158
---------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --     $ 103.63      $ 113.65     $ 110.80
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --            4            12           14
---------------------------------------------------------------------------------------------------------------------------


II-1 Appendix II: Condensed financial information

SERIES 100 AND 200 CONTRACTS

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION). (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
                                                                                   For the years
                                                                                 ending December 31
                                                            --------------------------------------------------------------
                                                               1998         1999         2000         2001         2002
--------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 127.97     $ 149.82     $ 165.28     $ 172.07     $ 141.48
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             444          617          634        1,044        1,282
--------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --     $  75.52
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --          928
--------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --     $ 107.58     $ 103.06     $  86.73     $  62.93
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --            4           15           33           57
--------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --     $  53.85
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           19
--------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --     $ 106.78     $ 111.59     $ 107.86     $  80.17
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --            8           44           95        1,211
--------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 271.24     $ 322.15     $ 287.40     $ 249.66     $ 191.65
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           3,805        4,579        4,346        4,083        3,648
--------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --     $ 106.57     $  92.84     $  76.01     $  56.98
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --            5           18           33           55
--------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --     $  99.98     $  85.41     $  68.70
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           86          420          738
--------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending December 31
                                                            ---------------------------------------------------------------
                                                               2003         2004         2005          2006         2007
---------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  99.46     $ 101.69     $ 107.86      $ 107.96     $ 110.01
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               3           12           54            57           50
---------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 183.13     $ 199.77     $ 202.92      $ 242.07     $ 241.63
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           1,316        1,355        1,330         1,272        1,248
---------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  95.40     $ 114.50     $ 125.21      $ 155.26     $ 168.78
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             946        1,010        1,260         1,505        1,600
---------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --     $ 106.97     $ 112.04      $ 128.19     $ 131.14
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           33          232           292          333
---------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  79.44     $  81.19     $  87.10      $  90.43     $ 100.04
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              89          118          143           167          196
---------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  65.86     $  68.57     $  71.11      $  75.35     $  78.41
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              39           47           67           101          163
---------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 104.00     $ 113.80     $ 119.08      $ 131.65     $ 132.02
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           1,179        1,112        1,015           923        1,410
---------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --     $ 103.98      $ 110.75     $ 112.33
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           29            87          152
---------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --            --     $  96.94
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --            --           37
---------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 242.29     $ 264.16     $ 272.79      $ 310.53     $ 322.33
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           3,539        3,393        3,219         2,920        2,757
---------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --     $  97.50      $  99.48     $ 107.28
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --            4            46          131
---------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  77.69     $  82.05     $  84.15      $  87.90     $  96.54
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             125          206          204           185          218
---------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  97.34     $ 111.43     $ 116.94      $ 128.68     $ 137.14
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           1,109        1,384        1,577         1,735        1,869
---------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --      $ 104.29     $ 105.01
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --            90          570
---------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --      $ 108.22     $  97.55
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --             8           50
---------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --            --     $  95.16
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --            --          176
---------------------------------------------------------------------------------------------------------------------------


                               Appendix II: Condensed financial information II-2

SERIES 100 AND 200 CONTRACTS

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION). (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
                                                                                    For the years
                                                                                  ending December 31
                                                            --------------------------------------------------------------
                                                               1998         1999         2000         2001         2002
--------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --          --            --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --          --            --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --          --            --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --          --            --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --          --            --     $  67.65
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --          --            --           61
--------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --          --            --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --          --            --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --          --            --     $ 107.03
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --          --            --          207
--------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 128.20     $ 124.26    $ 131.45      $ 120.85     $  96.50
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             581          648         521           532          484
--------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --     $ 104.48    $ 102.37      $  84.85     $  66.13
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           18          68            87          118
--------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 161.04     $ 275.93    $ 220.97      $ 143.76     $  93.15
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           1,090        2,427       3,720         3,422        2,890
--------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --          --            --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --          --            --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --          --            --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --          --            --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --          --            --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --          --            --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --          --            --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --          --            --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --          --            --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --          --            --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --          --      $ 105.89     $  92.40
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --          --            --          337
--------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 104.82     $ 105.28    $ 109.21      $ 112.05     $  94.29
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             859          721         628         1,238        1,835
--------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  30.55     $  31.63    $  33.15      $  33.96     $  34.00
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           1,261        1,516       1,458         1,796        1,816
--------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending December 31
                                                            ---------------------------------------------------------------
                                                               2003         2004         2005          2006         2007
---------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --     $ 105.04      $ 116.29     $ 118.65
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           15            39           65
---------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --     $ 113.23     $ 116.54      $ 136.64     $ 147.33
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           37          251           362          647
---------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  88.51     $  99.21     $ 114.65      $ 134.89     $ 153.33
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             175          316          437           534          576
---------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --     $ 115.00      $ 142.55     $ 163.42
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           13            67          165
---------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 109.16     $ 112.11     $ 113.06      $ 116.08     $ 118.07
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             316          405          574           643          748
---------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 120.74     $ 132.08     $ 135.43      $ 160.85     $ 156.76
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             448          414          382           362          351
---------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  79.62     $  87.51     $  92.55      $ 103.13     $ 105.70
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             161          140          132           116          107
---------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 118.84     $ 132.05     $ 142.04      $ 151.04     $ 172.29
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           2,681        2,410        2,130         1,844        1,655
---------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --     $ 106.40      $ 112.16     $ 104.09
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           13           108          128
---------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --     $  99.99      $ 100.45     $ 106.43
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           71           113          147
---------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --     $ 105.99      $ 122.57     $ 125.12
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           11            75          105
---------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --     $ 105.62      $ 117.43     $ 128.22
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           13            25           38
---------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --     $ 111.49      $ 123.66     $ 122.70
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           67            94          162
---------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 119.55     $ 130.34     $ 142.37      $ 153.56     $ 172.77
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             779          948        1,217         1,548        1,770
---------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 123.98     $ 144.14     $ 158.32      $ 175.70     $ 170.56
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           1,967        2,096        2,279         2,273        2,189
---------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  33.81     $  33.69     $  34.19      $  35.33     $  36.61
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           1,322        1,193        1,383         2,018        2,683
---------------------------------------------------------------------------------------------------------------------------


II-3 Appendix II: Condensed financial information

SERIES 100 AND 200 CONTRACTS

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION). (CONTINUED)

------------------------------------------------------------------------------------------------------------------------
                                                                                    For the years
                                                                                  ending December 31
                                                            ------------------------------------------------------------
                                                                1998        1999         2000        2001        2002
------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --          --          --    $  81.53
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --          --          --          72
------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  57.18     $ 110.43    $  65.32    $  61.12    $  56.74
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             217          590         926         850         895
------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  89.92     $ 105.59    $  90.70    $  67.13    $  47.48
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          25,634       20,946      18,138      16,058      13,832
------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending December 31
                                                            ---------------------------------------------------------------
                                                               2003         2004         2005          2006         2007
---------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --     $ 104.66     $ 108.84      $ 115.92     $ 138.16
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --            1           17            23           87
---------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --      $ 107.10     $ 107.40
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --            32          228
---------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --      $ 110.94     $ 115.70
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --            14           82
---------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --            --     $  95.19
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --            --           11
---------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --      $ 110.99     $ 107.56
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --             9           51
---------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --     $  99.35      $  98.40     $ 108.22
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           82           167          270
---------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --     $  99.80      $ 102.36     $ 106.35
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           13            47           70
---------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 117.33     $ 136.22     $ 140.12      $ 162.73     $ 157.60
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             260          446          537           672          766
---------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --     $ 111.22     $ 114.11      $ 108.07     $ 114.32
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --            6           36            43          530
---------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --      $ 107.58     $ 108.35
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --            30          188
---------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --     $ 109.24     $ 117.48      $ 132.31     $ 132.06
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --            1           41            94          127
---------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --     $ 104.29      $ 119.26     $ 114.71
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           47           110          144
---------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  87.28     $ 106.51     $ 139.53      $ 188.68     $ 264.35
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             949        1,084        1,420         1,693        1,843
---------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --     $ 123.74      $ 133.39     $ 161.09
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           32            93          226
---------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --            --     $  82.87
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --            --        1,184
---------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  64.75     $  72.04     $  77.39      $  80.76     $  89.29
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          12,726       11,587       10,645         9,157        7,790
---------------------------------------------------------------------------------------------------------------------------



                               Appendix II: Condensed financial information II-4

SERIES 100 AND 200 CONTRACTS

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION). (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
                                                                                    For the years
                                                                                  ending December 31
                                                            --------------------------------------------------------------
                                                                1998        1999         2000         2001         2002
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --     $ 106.73
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --          264
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --     $  78.98
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --          101
--------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 150.42     $ 143.43     $ 129.28     $ 128.74     $ 123.58
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           1,164          998          800          770          696
--------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --     $  78.07
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           82
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --     $  76.43
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           91
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --     $  67.87
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --          138
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --     $  79.08
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --          127
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --     $  62.00
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --          211
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --     $  73.70
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --          214
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --     $ 112.38
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --          239
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --     $  56.63
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           53
--------------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending December 31
                                                            ---------------------------------------------------------------
                                                               2003         2004         2005          2006         2007
---------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 109.24     $ 111.97     $ 112.40      $ 115.08     $ 120.64
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             311          348          375           370          371
---------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  99.85     $ 110.46     $ 116.57      $ 120.91     $ 129.98
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             182          238          274           291          297
---------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 149.82     $ 161.02     $ 164.14      $ 178.48     $ 182.06
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             769          761          768           737          723
---------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 103.47     $ 120.36     $ 137.09      $ 169.50     $ 188.01
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             150          268          321           430          461
---------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  96.62     $ 104.55     $ 110.09      $ 123.37     $ 127.80
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             122          129          128           120          130
---------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  87.47     $  92.04     $  97.62      $  96.42     $ 105.82
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             219          256          267           257          266
---------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 102.28     $ 115.47     $ 122.01      $ 143.64     $ 146.86
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             163          203          263           308          335
---------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  85.78     $  94.55     $ 101.11      $ 109.36     $ 120.73
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             417          530          556           547          536
---------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 102.24     $ 116.19     $ 123.06      $ 139.29     $ 137.54
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             334          425          390           391          368
---------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --     $ 114.58     $ 121.52      $ 132.13     $ 135.15
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --            3           80           216          308
---------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 152.31     $ 175.98     $ 181.76      $ 208.22     $ 185.20
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             434          617          739           794          725
---------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  88.08     $  91.24     $ 100.16      $ 106.03     $ 123.67
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             211          989          901           838          823
---------------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --      $ 108.32     $ 114.60
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --            11           60
---------------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --      $ 109.27     $ 115.74
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --             7           61
---------------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --      $ 110.16     $ 116.71
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --             4           29
---------------------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --      $ 110.95     $ 118.00
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --             3           23
---------------------------------------------------------------------------------------------------------------------------



II-5 Appendix II: Condensed financial information

SERIES 300 AND 400 CONTRACTS

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).

--------------------------------------------------------------------------------------------------------------------------
                                                                                    For the years
                                                                                  ending December 31
                                                            --------------------------------------------------------------
                                                                1998        1999         2000         2001         2002
--------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 157.63     $ 183.18     $ 178.32     $ 172.66     $ 149.01
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             752          854          846        1,334        2,689
--------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 252.88     $ 312.31     $ 264.88     $ 233.80     $ 154.15
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           5,808        6,502        6,233        5,579        4,418
--------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 126.48     $ 124.96     $ 134.60     $ 143.62     $ 154.25
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             314          360          309          587          915
--------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 117.72     $ 160.04     $ 121.54     $  92.48     $  82.20
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             971          926        1,028          945        5,013
--------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --     $ 116.36     $  93.70     $  70.28     $  47.74
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          887        2,596        2,788        2,376
--------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 130.07     $ 125.76     $ 138.33     $ 147.79     $ 157.39
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             557          622          566          899          950
--------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 118.57     $ 149.64     $ 168.29     $ 144.40     $  99.61
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           1,101          976        1,895        1,988        1,955
--------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --     $  94.39     $  80.42
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --        1,544        1,981
--------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 127.67     $ 149.82     $ 165.28     $ 172.07     $ 141.48
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             444          617          634        1,044        1,282
--------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --     $  75.52
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --          928
--------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --     $ 107.58     $ 103.06     $  86.73     $  62.93
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --            4           15           33           57
--------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --     $  53.85
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           19
--------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending December 31
                                                            ---------------------------------------------------------------
                                                               2003         2004         2005          2006         2007
---------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 109.15     $ 120.39     $ 128.35      $ 149.30     $ 156.38
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               8           50          122           364          741
---------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 102.15     $ 106.86     $ 108.01      $ 113.35     $ 118.31
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               6           36           59            91          231
---------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 104.14     $ 110.71     $ 112.78      $ 121.01     $ 125.94
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               5           44          112           222          406
---------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 175.55     $ 188.77     $ 195.64      $ 213.45     $ 224.33
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           2,378        2,153        1,902         1,696        1,605
---------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 107.96     $ 118.97     $ 125.20      $ 141.45     $ 148.46
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              18          185          491         1,337        2,455
---------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 227.99     $ 257.31     $ 265.43      $ 290.56     $ 297.34
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           4,024        3,627        3,126         2,645        2,259
---------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 155.83     $ 157.11     $ 157.33      $ 160.48     $ 169.61
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             818          674          613           532          504
---------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 109.83     $ 128.38     $ 146.39      $ 178.84     $ 197.62
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           4,796        4,372        4,333         4,232        4,096
---------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  58.02     $  62.04     $  70.34      $  69.04     $  77.63
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           2,254        1,966        1,822         1,671        1,480
---------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 161.18     $ 165.40     $ 166.86      $ 171.37     $ 177.18
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             851          737          726           670          670
---------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 138.85     $ 156.54     $ 172.65      $ 186.13     $ 214.81
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           2,016        1,885        1,791         1,655        1,500
---------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 102.15     $ 114.33     $ 118.93      $ 142.44     $ 134.27
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           2,153        2,287        2,451         2,714        9,158
---------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --     $ 103.63      $ 113.65     $ 110.80
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --            4            12           14
---------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  99.46     $ 101.69     $ 107.86      $ 107.96     $ 110.01
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               3           12           54            57           50
---------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 183.13     $ 199.77     $ 202.92      $ 242.07     $ 241.63
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           1,337        1,355        1,330         1,272        1,248
---------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  95.40     $ 114.50     $ 125.21      $ 155.26     $ 168.78
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             970        1,010        1,260         1,505        1,600
---------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --     $ 106.97     $ 112.04      $ 128.19     $ 131.14
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           33          232           292          333
---------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  79.44     $  81.19     $  87.10      $  90.43     $ 100.04
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              89          118          143           167          196
---------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  65.86     $  68.57     $  71.11      $  75.35     $  78.41
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              41           47           67           101          163
---------------------------------------------------------------------------------------------------------------------------



                               Appendix II: Condensed financial information II-6

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).

--------------------------------------------------------------------------------------------------------------------------
                                                                                    For the years
                                                                                  ending December 31
                                                            --------------------------------------------------------------
                                                                1998        1999         2000         2001         2002
--------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --     $ 106.78     $ 111.59     $ 107.86     $  80.17
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --            8           44           95        1,211
--------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 271.24     $ 322.15     $ 287.40     $ 249.66     $ 191.65
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           3,805        4,579        4,346        4,083        3,648
--------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --     $ 106.57     $  92.84     $  76.01     $  56.98
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --            5           18           33           55
--------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --     $  99.98     $  85.41     $  68.70
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           86          420          738
--------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --     $  67.65
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           61
--------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --     $ 107.03
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --          207
--------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 128.20     $ 124.76     $ 131.45     $ 120.85     $  96.50
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             581          648          521          532          484
--------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --     $ 104.48     $ 102.37     $  84.85     $  66.13
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           18           68           87          118
--------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 161.04     $ 275.93     $ 220.97     $ 143.76     $  93.15
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           1,090        2,427        3,720        3,422        2,890
--------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending December 31
                                                            ---------------------------------------------------------------
                                                               2003         2004         2005          2006         2007
---------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 104.00     $ 113.80     $ 119.08      $ 131.65     $ 132.02
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           1,200        1,112        1,015           923        1,410
---------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --     $ 103.98      $ 110.75     $ 112.33
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           29            87          152
---------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --            --     $  96.94
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --            --           37
---------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 242.29     $ 264.16     $ 272.79      $ 310.53     $ 322.33
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           3,658        3,393        3,219         2,920        2,757
---------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --     $  97.50      $  99.48     $ 107.28
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --            4            46          131
---------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  77.69     $  82.05     $  84.15      $  87.90     $  96.54
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             127          206          204           185          218
---------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  97.34     $ 111.43     $ 116.94      $ 128.68     $ 137.14
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           1,117        1,384        1,577         1,735        1,869
---------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --      $ 104.29     $ 105.01
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --            90          570
---------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --      $ 108.22     $  97.55
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --             8           50
---------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --            --     $  95.16
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --            --          176
---------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --     $ 105.04      $ 116.29     $ 118.65
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           15            39           65
---------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --     $ 113.23     $ 116.54      $ 136.64     $ 147.33
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           37          251           362          647
---------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  88.51     $  99.21     $ 114.65      $ 134.89     $ 153.33
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             177          316          437           534          576
---------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --     $ 115.00      $ 142.55     $ 163.42
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           13            67          165
---------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 109.16     $ 112.11     $ 113.06      $ 116.08     $ 118.07
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             318          405          574           643          748
---------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 120.74     $ 132.08     $ 135.43      $ 160.85     $ 156.76
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             454          414          382           362          351
---------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  79.62     $  87.51     $  92.55      $ 103.13     $ 105.70
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             162          140          132           116          107
---------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 118.84     $ 132.05     $ 142.04      $ 151.04     $ 172.29
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           2,741        2,410        2,130         1,844        1,655
---------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --     $ 106.40      $ 112.16     $ 104.09
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           13           108          128
---------------------------------------------------------------------------------------------------------------------------



II-7 Appendix II: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).

--------------------------------------------------------------------------------------------------------------------------
                                                                                    For the years
                                                                                  ending December 31
                                                            --------------------------------------------------------------
                                                                1998        1999         2000         2001         2002
--------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --     $ 105.89     $  92.41
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --          337
--------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 104.82     $ 105.28     $ 109.21     $ 112.05     $  94.29
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             859          721          628        1,238        1,835
--------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 120.19     $ 124.47     $ 130.47     $ 133.66     $ 133.83
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             262          360          297          395          342
--------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --     $  81.53
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           72
--------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending December 31
                                                            ---------------------------------------------------------------
                                                               2003         2004         2005          2006         2007
---------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --     $  99.99      $ 100.45     $ 106.43
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           71           113          147
---------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --     $ 105.99      $ 122.57     $ 125.12
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           11            75          105
---------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --     $ 105.62      $ 117.43     $ 128.22
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           13            25           38
---------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --     $ 111.49      $ 123.66     $ 122.70
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           67            94          162
---------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 119.55     $ 130.34     $ 142.37      $ 153.56     $ 172.77
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             790          948        1,217         1,548        1,770
---------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 123.98     $ 144.14     $ 158.32      $ 175.70     $ 170.56
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           2,002        2,096        2,279         2,273        2,189
---------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 133.10     $ 132.67     $ 135.29      $ 139.78     $ 144.74
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             231          186           63            56           54
---------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --     $ 104.66     $ 108.84      $ 115.92     $ 138.16
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --            1           17            23           87
---------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --      $ 107.10     $ 107.40
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --            32          228
---------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --      $ 110.94     $ 115.70
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --            14           82
---------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --            --     $  95.19
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --            --           11
---------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --      $ 110.99     $ 107.56
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --             9           51
---------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --     $  99.35      $  98.40     $ 108.22
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           82           167          270
---------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --     $  99.80      $ 102.36     $ 106.35
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           13            47           70
---------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 117.33     $ 136.22     $ 140.12      $ 162.73     $ 157.60
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             261          446          537           672          766
---------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --     $ 111.22     $ 114.11      $ 108.07     $ 114.32
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --            6           36            43          530
---------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --      $ 107.58     $ 108.35
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --            30          188
---------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --     $ 109.24     $ 117.48      $ 132.31     $ 132.06
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --            1           41            92          127
---------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --     $ 104.29      $ 119.26     $ 114.71
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           47           110          144
---------------------------------------------------------------------------------------------------------------------------



                               Appendix II: Condensed financial information II-8

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).

--------------------------------------------------------------------------------------------------------------------------
                                                                                    For the years
                                                                                  ending December 31
                                                            --------------------------------------------------------------
                                                                1998        1999         2000         2001         2002
--------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  57.18     $ 110.43     $  65.32     $  61.12     $  56.74
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             217          590          926          850          895
--------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 161.59     $ 189.44     $ 162.34     $ 120.13     $  84.51
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           3,342        2,980        2,607        2,242        1,841
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --     $ 106.73
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --          264
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --     $  78.98
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --          101
--------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 150.42     $ 143.43     $ 129.28     $ 128.74     $ 123.58
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           1,164          998          800          770          696
--------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --     $  78.07
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           82
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --     $  76.43
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           91
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --     $  67.87
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --          138
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --     $  79.08
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --          127
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --     $  62.00
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --          211
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --     $  73.70
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --          214
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --     $ 112.38
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --          239
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --     $  56.63
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           53
--------------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending December 31
                                                            ---------------------------------------------------------------
                                                               2003         2004         2005          2006         2007
---------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  87.28     $ 106.51     $ 139.53      $ 188.68     $ 264.35
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             971        1,084        1,420         1,693        1,843
---------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --     $ 123.74      $ 133.39     $ 161.09
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           32            93          226
---------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --            --     $  82.87
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --            --        1,184
---------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 114.95     $ 127.42     $ 136.36      $ 141.76     $ 156.14
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           1,636        1,467        1,285         1,113          954
---------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 109.24     $ 111.97     $ 112.40      $ 115.08     $ 120.64
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             316          348          375           370          371
---------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  99.85     $ 110.46     $ 116.57      $ 120.91     $ 129.98
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             185          238          274           291          297
---------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 149.82     $ 161.02     $ 164.14      $ 178.48     $ 182.06
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             798          761          768           737          723
---------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 103.47     $ 120.36     $ 137.09      $ 169.50     $ 188.01
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             152          268          321           430          461
---------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  96.62     $ 104.55     $ 110.09      $ 123.37     $ 127.80
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             123          129          128           120          130
---------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  87.47     $  92.04     $  97.62      $  96.42     $ 105.82
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             221          256          267           257          266
---------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 102.28     $ 115.47     $ 122.01      $ 143.64     $ 146.86
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             165          203          263           308          335
---------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  85.78     $  94.55     $ 101.11      $ 109.36     $ 120.73
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             421          530          556           547          536
---------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 102.24     $ 116.19     $ 123.06      $ 139.29     $ 137.54
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             337          425          390           391          368
---------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --     $ 114.58     $ 121.52      $ 132.13     $ 135.15
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --            3           80           216          308
---------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 152.31     $ 175.98     $ 181.76      $ 208.22     $ 185.20
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             445          617          739           794          725
---------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  88.08     $  91.24     $ 100.16      $ 106.03     $ 123.67
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             212          989          901           838          823
---------------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --      $ 108.32     $ 114.60
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --            11           60
---------------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --      $ 109.27     $ 115.74
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --             7           61
---------------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --           --      $ 110.16     $ 116.71
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --             4           29
---------------------------------------------------------------------------------------------------------------------------



II-9 Appendix II: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).

---------------------------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31
                                       ------------------------------------------------------------------------------------
                                       1998    1999    2000   2001    2002    2003    2004    2005      2006       2007
 Target 2045 Allocation
---------------------------------------------------------------------------------------------------------------------------
  Unit value                             --      --      --     --      --      --      --      --     $ 110.95   $ 118.00
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)    --      --      --     --      --      --      --      --            3         23
---------------------------------------------------------------------------------------------------------------------------



                              Appendix II: Condensed financial information II-10

Appendix III: Market value adjustment example

--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on June 15, 2008 to a fixed maturity option with a maturity date of June 15, 2016 (eight* years later) at a hypothetical rate to maturity of 7.00% (h), resulting in a maturity value of $171,882 on the maturity date. We further assume that a withdrawal of $50,000 is made four years later, on June 15, 2012.(a)



----------------------------------------------------------------------------------------------
                                                                        Hypothetical assumed
                                                                         rate to maturity(j)
                                                                          on June 15, 2012
                                                                       -----------------------
                                                                           5%          9%
----------------------------------------------------------------------------------------------
As of June 15, 2012 before withdrawal
----------------------------------------------------------------------------------------------
(1) market adjusted amount(b)                                           $141,389    $121,737
----------------------------------------------------------------------------------------------
(2) fixed maturity amount(c)                                            $131,104    $131,104
----------------------------------------------------------------------------------------------
(3) market value adjustment: (1) - (2)                                  $ 10,285    $ (9,367)
----------------------------------------------------------------------------------------------
On June 15, 2012 after $50,000 withdrawal
----------------------------------------------------------------------------------------------
(4) portion of market value adjustment associated with the withdrawal:
    (3) x [$50,000/(1)]                                                 $  3,637    $ (3,847)
----------------------------------------------------------------------------------------------
(5) portion of fixed maturity associated with the withdrawal:
    $50,000 - (4)                                                       $ 46,363    $ 53,847
----------------------------------------------------------------------------------------------
(6) market adjusted amount (1) - $50,000                                $ 91,389    $ 71,737
----------------------------------------------------------------------------------------------
(7) fixed maturity amount: (2) - (5)                                    $ 84,741    $ 77,257
----------------------------------------------------------------------------------------------
(8) maturity value (d)                                                  $111,099    $101,287
----------------------------------------------------------------------------------------------


You should note that in this example, if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized.

*In Oregon, seven is the maximum maturity year.

Notes:


 (a)  Number of days from the withdrawal date to the maturity date = D = 1,461

 (b)  Market adjusted amount is based on the following calculation:

        Maturity value                                 $171,882
      ------------------            =            ---------------------       where j is either 5% or 9%
         (1+j)(D/365)                               (1+j)(1,461/365)

 (c)  Fixed maturity amount is based on the following calculation:

        Maturity value                                 $171,882
      ------------------            =            ---------------------
         (1+h)(D/365)                             (1+0.07)(1,461/365)

 (d)  Maturity value is based on the following calculation:

      Fixed maturity amount x (1+h)(D/365)  = ($84,741 or $77,257) x (1+0.07)(1,461/365)



III-1 Appendix III: Market value adjustment example

Appendix IV: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

STATES WHERE CERTAIN EQUI-VEST(SM) EMPLOYER-SPONSORED RETIREMENT PROGRAMS FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR HAVE CERTAIN VARIATIONS TO FEATURES AND/OR BENEFITS:


------------------------------------------------------------------------------------------------------------------------
                                                   Contract type/Series/
State         Features and benefits                Effective Date                       Availability or variation
------------------------------------------------------------------------------------------------------------------------
California    See "Your right to cancel within a                                        If you reside in the state
              certain number of days" in "Con-                                          of California and you are
              tract features and benefits."                                             age 60 or older at the time
                                                                                        the contract is issued,
                                                                                        you may return your
                                                                                        variable annuity contract
                                                                                        within 30 days from the date
                                                                                        that you receive it and
                                                                                        receive a refund as described
                                                                                        below.

                                                                                        If you allocate your entire
                                                                                        initial contribution to the
                                                                                        EQ/Money Market option
                                                                                        (and/or guaranteed inter-
                                                                                        est option), the amount of
                                                                                        your refund will be equal
                                                                                        to your contribution less
                                                                                        interest, unless you make a
                                                                                        transfer, in which case the
                                                                                        amount of your refund
                                                                                        will be equal to your
                                                                                        account value on the date
                                                                                        we receive your request to
                                                                                        cancel at our processing
                                                                                        office. This amount could
                                                                                        be less than your initial
                                                                                        contribution. If you
                                                                                        allocate any portion of
                                                                                        your initial contribution to
                                                                                        the variable investment options
                                                                                        (other than the EQ/Money
                                                                                        Market option) and/or
                                                                                        fixed maturity options,
                                                                                        your refund will be equal
                                                                                        to your account value on the
                                                                                        date we receive your
                                                                                        request to cancel at our
                                                                                        processing office.
------------------------------------------------------------------------------------------------------------------------
Connecticut   See "Withdrawal charge" in "Fees     The changes apply to contracts       The withdrawal charge
              and charges" under "EQUI-VEST(SM)    issued on or after the dates indi-   percentage that applies
              at a glance -- key features;" and    cated for the contract types         depends on the contract
              in "Charges under the contract"      indicated as follows:                year in which the with-
              under "Charges and expenses"                                              drawal is made, according
                                                   EDC -- June 20, 2003                 to the following table:
                                                   TSA, and Annuitant owned HR-10
                                                   contract series 200 -- June 14,      Contract Year(s)   Charge
                                                   2004                                   1 through 5        6%*
                                                                                               6              5
                                                                                               7              4
                                                                                               8              3
                                                                                               9              2
                                                                                              10              1
                                                                                          11 and later        0

                                                                                        *This percentage may be
                                                                                        reduced at older ages for
                                                                                        certain contract series. Your
                                                                                        financial professional can
                                                                                        provide further details
                                                                                        about the contract series
                                                                                        you own.

                                                   SIMPLE IRA contract series 400       The amount of the
                                                   -- March 3, 2004                     withdrawal charge we deduct
                                                   SEP and SARSEP contract series       is equal to 6% of
                                                   300 and Trusteed contracts series    contributions withdrawn
                                                   200 -- June 14, 2004                 that exceed
                                                                                        the 10% free withdrawal
                                                                                        amount, that were made in
                                                                                        the current and four prior
                                                                                        contract years and 5% of
                                                                                        contributions withdrawn
                                                                                        that were made in the con-
                                                                                        tract year immediately
                                                                                        preceding the four prior
                                                                                        contract years.
------------------------------------------------------------------------------------------------------------------------


                                 Appendix IV: State contract availability and/or
                                variations of certain features and benefits IV-1

------------------------------------------------------------------------------------------------------------------------------
                                                       Contract type/Series/
State           Features and benefits                  Effective Date                       Availability or variation
------------------------------------------------------------------------------------------------------------------------------
Illinois        For SEP and SARSEP IRA Contract Series 300 and SIMPLE IRA Contract Series 400 issued on or after September
                24, 2007:

                See "Withdrawal charge" in "Fees       The change applies to SEP and        The amount of the withdrawal
                and charges" under "EQUI-VEST(SM)      SARSEP IRA contract series 300       charge we deduct is
                employer-sponsored retirement          and to SIMPLE IRA contract series    equal to 6% of contributions
                programs at a glance -- key fea-       400.                                 withdrawn that exceed
                tures;" and "Withdrawal charge                                              the 10% free withdrawal amount,
                for series 300 and 400 contracts"                                           that were made in
                under "Charges and expenses"                                                the current and four prior
                                                                                            contract years and 5% of
                                                                                            contributions withdrawn that
                                                                                            were made in the con-
                                                                                            tract year immediately preceding
                                                                                            the four prior contract years.
------------------------------------------------------------------------------------------------------------------------------
Massachusetts   See "Disability, terminal illness or   The change applies to SEP,           The disability, terminal illness
                confinement to nursing home" in        SARSEP IRA series 300, SIMPLE        or confinement to a
                "Charges under the contracts"          IRA series 400 contracts issued on   nursing home withdrawal charge
                under "Charges and expenses"           or after November 27, 2006.          waiver is not available.
------------------------------------------------------------------------------------------------------------------------------
New York        See "Fixed maturity options" in        Series 100 contracts                 Fixed maturity options are not
                "What are your investment                                                   available.
                options under the contract" under
                "Contract features and benefits"                                            In the second to last paragraph
                                                                                            in this section, the
                See "Selecting an annuity payout                                            second line in the paragraph
                option" in "Your annuity payout                                             "(1) the amount
                option" under "Accessing your                                               applied to purchase the
                money"                                                                      annuity;" is deleted in its
                                                                                            entirety and replaced with the
                                                                                            following:

                                                                                            (1) The amount applied to
                                                                                                provide the annuity will
                                                                                                be: (a) the account value
                                                                                                for any life annuity
                                                                                                form or (b) the cash value
                                                                                                for any period certain
                                                                                                annuity form except that,
                                                                                                if the period certain is
                                                                                                more than five years, the
                                                                                                amount applied will be
                                                                                                no less than 95% of the
                                                                                                account value.
------------------------------------------------------------------------------------------------------------------------------
Pennsylvania    See "Fixed maturity options" in        Series 100, 200 and 300 con-         Fixed maturity options are not
                "What are your investment              tracts                               available.
                options under the contract" under
                "Contract features and benefits"

                See "Loans under TSA, govern-          EDC 457 Contracts                    Taking a loan in excess of the
                mental employer EDC and                                                     Internal Revenue Code
                Corporate Trusteed contracts" in                                            limits may result in adverse tax
                "Accessing your money"                                                      consequences. Please
                                                                                            consult your tax adviser before
                                                                                            taking a loan that
                                                                                            exceeds the Internal Revenue
                                                                                            Code limits.
------------------------------------------------------------------------------------------------------------------------------
Texas           See "Total Annual Expenses" in         EQUI-VEST(SM) TSA contracts series   Total Separate Account A annual
                the "Fee Table" section under          200 issued on or after August 1,     expenses and total annual
                "Maximum total Separate                2002                                 expenses of the Trusts when
                Account A annual expenses" for                                              added together are not permitted
                series 200                             For TSA contract owners who are      to exceed 2.75% (except for the
                                                       employees of public school dis-      Multimanager Aggressive Equity,
                                                       tricts and open enrollment charter   AXA Moderate Allocation,
                                                       schools (grades K-12) who are        EQ/Alliance Common Stock and
                                                       participants in the TSA plan, the    EQ/Money Market options which
                                                       providers of which are subject to    are not permitted to exceed
                                                       the 403(b) Certification Rules of    1.75%) unless the Teachers
                                                       the Teacher Retirement System of     Retirement System of Texas
                                                       the State of Texas, and who enroll   permits a higher rate.
                                                       and contribute to the TSA con-
                                                       tracts through a salary reduction    Currently this expense
                                                       agreement.                           limitation has the effect of
                                                                                            reducing the total expenses
                                                                                            applicable to options funded by
                                                                                            the Multimanager Health Care,
                                                                                            Multimanager International
                                                                                            Equity, Multimanager Mid Cap
                                                                                            Growth, Multimanager Mid Cap
                                                                                            Value, Multimanager Small Cap
                                                                                            Growth, Multimanager Small Cap
                                                                                            Value, Multimanager Technology,
                                                                                            and EQ/Van Kampen Emerging
                                                                                            Markets Equity portfolios.
------------------------------------------------------------------------------------------------------------------------------



IV-2 Appendix IV: State contract availability and/or variations of certain features and benefits

---------------------------------------------------------------------------------------------------------------------------
                                                       Contract type/Series/
State           Features and benefits                  Effective Date                     Availability or variation
---------------------------------------------------------------------------------------------------------------------------
Texas (cont.)   See "Withdrawal Charge" in                                                6% of the amount withdrawn,
                "Fees and charges" under "EQUI-                                           generally declining
                VEST(SM) employer-sponsored                                               for the first through 12th
                programs at a glance -- key fea-                                          contract years;
                tures," and in "Charges under the
                contract" in "Charges and                                                 Contract year(s)   Charge
                expenses."                                                                      1            6.00%
                                                                                                2            5.75%
                                                                                                3            5.50%
                                                                                                4            5.25%
                                                                                                5            5.00%
                                                                                                6            4.75%
                                                                                                7            4.50%
                                                                                                8            4.25%
                                                                                                9            4.00%
                                                                                                10           3.00%
                                                                                                11           1.00%
                                                                                                12           1.00%
                                                                                           13 and later      0.00%

                                                                                          The total of all withdrawal
                                                                                          charges may not exceed 8% of all
                                                                                          contributions made during a
                                                                                          specified period before the
                                                                                          withdrawal is made.

                Unavailability of investment        Applies to all contracts regardless   EQ/AXA Rosenberg Value
                option                              of the date of contract issue for     Long/Short Equity investment
                                                    contract owners who are employ-       option is closed for all new
                                                    ees of public school districts and    contributions and incoming
                                                    open enrollment charter schools       transfers.
                                                    (K-12).
                See the SAI for condensed finan-
                cial Information.
---------------------------------------------------------------------------------------------------------------------------
Utah            See "Withdrawal charge" in "Fees    The change applies to SIMPLE IRA      The amount of the withdrawal
                and charges" under "EQUI-VEST(SM)   contract series 400 issued on or      charge we deduct is equal to 6%
                employer-sponsored retirement       after November 27, 2006.              of contributions withdrawn that
                programs at a glance -- key fea-                                          exceed the 10% free withdrawal
                tures;" and "Withdrawal charge                                            amount, that were made in the
                for series 300 and 400 contracts"                                         current and four prior contracts
                under "Charges and expenses"                                              years and 5% of contributions
                                                                                          withdrawn that were made in the
                                                                                          contract year immediately
                                                                                          preceding the four prior
                                                                                          contract years.
---------------------------------------------------------------------------------------------------------------------------
Vermont         See "Loans under TSA, govern-                                             Taking a loan in excess of
                mental employer EDC and                                                   Internal Revenue Code limits may
                Corporate Trusteed contracts" in                                          result in adverse tax
                "Accessing your money"                                                    consequences. Please consult
                                                                                          your tax adviser before taking a
                                                                                          loan that exceeds the Internal
                                                                                          Revenue Code limits.
---------------------------------------------------------------------------------------------------------------------------
Washington                                          The changes apply to contracts
                                                    issued on or after August 13,
                                                    2001

                Fixed Maturity Options              All contract types and series         Not available

                See Annual administrative charge    All contract types and series         This charge is deducted pro rata
                in "Fees and charges" under                                               from the variable investment
                "EQUI-VEST(SM) at a glance -- key                                         options. If your account value
                features" and in "Charges under                                           is allocated 100% to the
                the contract" under "Charges and                                          guaranteed interest option, the
                expenses"                                                                 charge will be waived.

                See page 5 "Index of key words      Trusteed contracts                    Not available
                and phrases"
---------------------------------------------------------------------------------------------------------------------------



                                 Appendix IV: State contract availability and/or
                                variations of certain features and benefits IV-3

--------------------------------------------------------------------------------------------------------------------
                                                 Contract type/Series/
State        Features and benefits               Effective Date                   Availability or variation
--------------------------------------------------------------------------------------------------------------------
Washington   See "Withdrawal charge" in "Fees    SIMPLE IRA contract series 400   In the case of terminations or
(cont.)      and charges" under "EQUI-VEST(SM)                                    surrenders, we will pay you the
             at a glance -- key features;" and                                    greater of (i) the cash value or
             in "Charges under the contract"                                      (ii) the free withdrawal amount
             under "Charges and expenses"                                         plus 94% of the remaining
                                                                                  account value. For issue ages 60
                                                                                  and older, the percentage is 95%
                                                                                  of the remaining account value
                                                                                  in the 5th contract year and
                                                                                  later; and for issue ages under
                                                                                  60, the percentage is 94.5% of
                                                                                  the remaining account value in
                                                                                  the 6th contract year and later.

             Withdrawal charge waiver                                             For SIMPLE IRA, the withdrawal
                                                                                  charge is waived after five
                                                                                  contract years and the annuitant
                                                                                  is at least 59-1/2.
--------------------------------------------------------------------------------------------------------------------



IV-4 Appendix IV: State contract availability and/or variations of certain features and benefits

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                          Page
Who is AXA Equitable?                                                        2
Calculation of annuity payments                                              2
Custodian and independent registered public accounting firm                  2
Distribution of the contracts                                                3
Calculating unit values                                                      3
Condensed financial information                                              4
Financial statements                                                        45



How to Obtain an EQUI-VEST(SM) Statement of Additional Information for Separate Account A

Call 1 (800) 628-6673 or send this request form to:
     EQUI-VEST(SM)
     Employer Sponsored Programs
     Processing Office
     AXA Equitable
     P.O. Box 4956
     Syracuse, NY 13221-4956

--------------------------------------------------------------------------------


Please send me an EQUI-VEST(SM) Statement of Additional Information dated May 1, 2008
(Employer Sponsored Retirement Programs)



--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address



--------------------------------------------------------------------------------
City                                    State                   Zip


                                                                          X02042

EQUI-VEST(SM) Employer-sponsored
retirement program


A combination variable and fixed deferred annuity contract

STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2008


AXA Equitable Life Insurance Company
1290 Avenue of the Americas
New York, New York 10104

--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related prospectus for EQUI-VEST(SM), dated May 1, 2008. That prospectus provides detailed information concerning the contracts, as well as the variable investment options and fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.


On September 7, 2004, our name was changed from "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company."


A copy of the prospectus is available free of charge by writing the processing office (P.O. Box 4956, Syracuse, NY 13221-4956), by calling toll free, (800) 628-6673, or by contacting your financial professional.


TABLE OF CONTENTS

Who is AXA Equitable?                                                        2

Calculation of annuity payments                                              2

Custodian and independent registered public accounting firm                  2

Distribution of the contracts                                                3

Calculating unit values                                                      3

Condensed Financial Information                                              4


Financial statements                                                        45

EQUI-VEST(SM) is a service mark of AXA Equitable Life Insurance Company (AXA
                 Equitable). Co-distributed by affiliates, AXA
Advisors, LLC and AXA Distributors, LLC, 1290 Avenue of the Americas, New York,
                                   NY 10104
   Copyright 2008 AXA Equitable Life Insurance Company - All rights reserved


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234



                                                                          x02042

WHO IS AXA EQUITABLE?


AXA Equitable is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: AXA Corporate Solutions Reinsurance Company ("AXA Corporate Solutions") and AXA Belgium SA. AXA holds its interest in AXA America Holdings, Inc. and AXA Corporate Solutions, directly and indirectly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.



CALCULATION OF ANNUITY PAYMENTS

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values and a net investment factor. The annuity unit values used for EQUI-VEST(SM) may vary, although the method of calculating annuity unit values set forth below applies to all contracts. Annuity unit values will also vary by the variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

o .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

o .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3-1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3-1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3-1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form, or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable EQUI-VEST(SM) contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.


Illustration of calculation of annuity payments


To show how we determine variable annuity payments, assume that the account value for an EQUI-VEST(SM) Contract on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 2008, the annuity payment due in December 2008 would be $95.19 (the number of units (26.74) times $3.56).



CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by the variable annuity options.


The financial statements of the Separate Account at December 31, 2007 and for each of the two years in the period ended December 31, 2007, and the consolidated financial statements of AXA Equitable at December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of AXA Equitable for the year ended December 31, 2005 are also included in this SAI in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on (i) the Consolidated Statements of Income, Changes in Partners' Capital and Comprehensive Income, and Cash Flows of AllianceBernstein L.P. and (ii) the Statements of Income, Changes in Partners' Capital and Comprehensive Income, and Cash Flows of AllianceBernstein Holding L.P. (together "AllianceBernstein", formerly "Alliance") for the year ended December 31, 2005. The reports are given on the authority of said firm as experts in auditing and accounting.

KPMG LLP was AllianceBernstein's independent registered public accounting firm for the year ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as AllianceBernstein's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equita-ble's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


DISTRIBUTION OF THE CONTRACTS

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2007, 2006 and 2005. AXA Equitable paid AXA Advisors, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $731,920,627 in 2007, $672,531,658 in 2006 and $588,734,659 in 2005. Of these amounts, for each of these three years, AXA Advisors retained $386,036,299, $339,484,801 and $293,075,553, respectively.

Under a Distribution Agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Distributors, LLC, distribution fees of $1,007,208,067 in 2007, $694,578,570 in 2006 and $561,166,840 in 2005, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A. Of these amounts, for each of these three years, AXA Distributors, LLC retained $95,562,846, $88,941,713 and $120,349,631, respectively.


CALCULATING UNIT VALUES

Unit values are determined at the end of each "valuation period" for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST(SM) may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the "net investment factor" for the variable investment option for that valuation period. The net investment factor is:

                                      ( a )
                                      (---)  - c
                                      ( b )

where:

(a) is the value of the variable investment option's shares of the cor responding portfolio at the end of the valuation period before giving effect to any amounts allocated to or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b) is the value of the variable investment option's shares of the cor responding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c) is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes.

CONDENSED FINANCIAL INFORMATION


The following tables set forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2007. The tables show unit values based on the specified separate account charges that would apply to any contract or investment option to which this SAI relates, except those unit values for series 100 through 400 presented in the prospectus. The tables also show the total number of units outstanding for all contracts to which this SAI relates. Please refer to the prospectus for a presentation of the unit values and units outstanding for the series presented in the prospectus.



EQUI-VEST(SM) TSA CONTRACTS FOR DOUGLAS COUNTY SCHOOL DISTRICT AND MODIFIED TSA FROEDTERT MEMORIAL LUTHERAN HOSPITAL


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2007 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



----------------------------------------------------------------------------------------------------------------------
                                                                                     For the years ending December 31,
                                                                                  ------------------------------------
                                                                                                 2003         2004
----------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.27     $ 121.06
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
----------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.27     $ 107.45
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.26     $ 111.33
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
----------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 163.61     $ 176.72
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              43           46
----------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 108.08     $ 119.63
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            3
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 175.55     $ 199.03
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              44           45
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 149.21     $ 151.11
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            2
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.44     $ 128.49
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              18           20
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  59.16     $  63.54
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            3
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 157.69     $ 162.53
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            3
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 143.04     $ 161.98
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               6            7
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.15     $ 117.09
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            7
----------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  99.57     $ 102.25
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 144.90     $ 158.78
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            4
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending December 31,
                                                                                             ---------------------------------------
                                                                                                 2005         2006         2007
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 129.64     $ 151.47     $ 159.36
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            5            9
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.09     $ 115.00     $ 120.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1            2
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 113.91     $ 122.77     $ 128.34
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            4            7
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 183.99     $ 201.66     $ 212.90
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              56           60           67
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 126.46     $ 143.50     $ 151.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               6           16           35
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 206.24     $ 226.80     $ 233.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              65           65           67
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 151.99     $ 155.73     $ 165.32
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            3            3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 147.18     $ 180.59     $ 200.46
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              28           31           36
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  72.38     $  71.34     $  80.58
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4            6            9
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 164.70     $ 169.90     $ 176.45
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               5            4            6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 179.44     $ 194.31     $ 225.25
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              11           11           12
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 122.34     $ 147.18     $ 139.22
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              13           18           16
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 108.95     $ 109.53     $ 112.11
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 161.99     $ 194.11     $ 194.62
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               9            9           12
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2007 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)

----------------------------------------------------------------------------------------------------------------------
                                                                                     For the years ending December 31,
                                                                                   -----------------------------------
                                                                                                2003         2004
----------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 97.27     $ 117.26
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              5            6
----------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 107.08
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 81.01     $  83.16
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1            1
----------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 67.15     $  70.23
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1            1
----------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $106.04     $ 116.55
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              7            8
----------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $173.95     $ 190.50
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             10           14
----------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 79.22     $  84.03
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1            1
----------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 98.80     $ 113.60
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              4            6
----------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 113.34
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 90.25     $ 101.61
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1            2
----------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                          ------------------------------------------
                                                                                                 2005         2006         2007
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 128.80     $ 160.43     $ 175.18
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              10           14           20
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 112.64     $ 129.46     $ 133.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  89.61     $  93.45     $ 103.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            3            3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  73.16     $  77.86     $  81.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 122.50     $ 136.03     $ 137.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              14           14           25
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.28     $ 111.58     $ 113.67
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $  97.21
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 197.59     $ 225.93     $ 235.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              23           26           28
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  97.60     $ 100.03     $ 108.35
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  86.57     $  90.83     $ 100.21
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            3            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 119.75     $ 132.35     $ 141.69
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              15           19           24
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 104.43     $ 105.62
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            7
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 108.37     $  98.12
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $  95.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 105.35     $ 117.15     $ 120.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 117.17     $ 137.99     $ 149.46
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            2            5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 117.94     $ 139.38     $ 159.14
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4            5            5
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2007 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)

----------------------------------------------------------------------------------------------------------------------
                                                                                     For the years ending December 31,
                                                                                  ------------------------------------
                                                                                                 2003         2004
----------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 110.17     $ 113.65
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            2
----------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  98.05     $ 107.74
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            1
----------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  81.18     $  89.62
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1
----------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  81.47     $  90.93
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               6            7
----------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 120.75     $ 132.24
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            5
----------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 100.68     $ 117.59
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               5            8
----------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 127.81     $ 127.96
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            2
----------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 104.76
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                          ------------------------------------------
                                                                                                 2005         2006         2007
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 115.34     $ 143.61     $ 165.37
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 115.13     $ 118.73     $ 121.31
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            4            6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.96     $ 132.37     $ 129.59
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               5            5            7
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  95.21     $ 106.56     $ 109.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  87.96     $ 104.93     $ 120.23
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              25           26           26
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.52     $ 112.77     $ 105.13
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 100.29     $ 101.20     $ 107.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.30     $ 123.48     $ 126.61
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 105.93     $ 118.30     $ 129.75
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.82     $ 124.58     $ 124.17
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 145.08     $ 157.18     $ 177.63
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              11           16           21
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 129.73     $ 144.61     $ 141.01
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              15           16           19
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 130.47     $ 135.41     $ 140.86
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              19           19           26
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.43     $ 117.07     $ 140.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 107.25     $ 108.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 111.10     $ 116.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $  95.45
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2007 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)

----------------------------------------------------------------------------------------------------------------------
                                                                                     For the years ending December 31,
                                                                                  ------------------------------------
                                                                                                 2003         2004
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.42     $ 138.09
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            2
----------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 111.33
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 109.34
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 134.89     $ 165.33
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            2
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  86.37     $  96.18
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              49           50
----------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 110.22     $ 113.47
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
----------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 100.74     $ 111.95
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
----------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 130.87     $ 141.28
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            2
----------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.39     $ 121.98
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  97.48     $ 105.95
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                          ------------------------------------------
                                                                                                2005         2006         2007
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 111.14     $ 108.19
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  99.64     $  99.13     $ 109.51
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --            7
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 100.09     $ 103.12     $ 107.62
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 142.68     $ 166.44     $ 161.92
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              5            6            7
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 114.73     $ 109.14     $ 115.97
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --            4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 107.73     $ 108.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 118.12     $ 133.62     $ 133.96
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 104.60     $ 120.15     $ 116.08
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 217.56     $ 295.50     $ 415.87
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2            6            9
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 124.11     $ 134.38     $ 163.01
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            1            3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $  83.06
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --            9
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 103.39     $ 107.97     $ 119.48
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             54           53           52
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 114.42     $ 117.67     $ 123.90
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2            2            3
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 118.66     $ 123.63     $ 133.49
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2            3            3
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 144.66     $ 157.99     $ 161.88
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              4            4            5
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 139.55     $ 173.31     $ 193.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2            4            5
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 112.07     $ 126.14     $ 131.25
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           --            1
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2007 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)

----------------------------------------------------------------------------------------------------------------------
                                                                                     For the years ending December 31,
                                                                                    ----------------------------------
                                                                                                2003        2004
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 88.25    $  93.28
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1
----------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $103.20    $ 117.02
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1
----------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 86.54    $  95.83
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           1
----------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $103.15    $ 117.75
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           1
----------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 114.70
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
----------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $155.30    $ 180.23
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2           4
----------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 88.87    $  92.46
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           4
----------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
----------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
----------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
----------------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                          ------------------------------------------
                                                                                                2005        2006         2007
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  99.37    $  98.58     $ 108.68
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2          --            4
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 124.20    $ 146.87     $ 150.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2           2            3
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 102.93    $ 111.81     $ 123.99
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              3           3            4
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 125.26    $ 142.42     $ 141.27
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2           2            3
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 122.18    $ 133.44     $ 137.10
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           1            3
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 186.98    $ 215.15     $ 192.22
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              9          10           13
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 101.96    $ 108.42     $ 127.01
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              6           6            6
------------------------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 108.47     $ 115.27
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            1
------------------------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 109.42     $ 116.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 110.31     $ 117.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            1
------------------------------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 111.10     $ 118.69
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(SM) TSA CONTRACTS FOR NY HOUSING DEVELOPMENT CORPORATION



THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2007 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.

----------------------------------------------------------------------------------------------------------------------
                                                                                     For the years ending December 31,
                                                                                     ---------------------------------
                                                                                                2002         2003
----------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 109.32
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 102.32
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 104.31
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.03     $ 135.22
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2
----------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 108.13
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  82.37     $ 122.63
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           16
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 135.05     $ 137.32
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  75.04     $ 100.91
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 136.42     $  59.68
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  80.26     $ 140.62
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  88.17     $ 112.59
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  82.19     $ 105.07
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
----------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  99.56
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 112.46     $ 146.51
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  77.18     $  98.13
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending December 31,
                                                                                          ------------------------------------------
                                                                                                2004         2005         2006
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 121.36     $ 130.23     $ 152.46
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.72     $ 109.58     $ 115.75
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.61     $ 114.43     $ 123.58
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 146.36     $ 152.68     $ 167.68
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            2           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 119.93     $ 127.03     $ 144.44
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 139.31     $ 144.65     $ 159.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              15           12           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 139.35     $ 140.44     $ 144.18
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.71     $ 136.25     $ 167.52
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            3           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  64.24     $  73.31     $  72.40
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 145.23     $ 147.47     $ 152.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 127.76     $ 141.82     $ 153.88
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            2            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.36     $ 123.92     $ 149.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            5            9
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.19     $ 108.82     $ 109.35
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 160.86     $ 164.45     $ 197.45
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.54     $ 130.47     $ 162.83
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            2            6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.13     $ 112.92     $ 130.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                     For the years ending December 31,
                                                                                    ----------------------------------
                                                                                                2007
----------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 160.73
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
----------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 121.61
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
----------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 129.44
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
----------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 177.39
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2
----------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 152.59
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 164.19
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 153.38
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 186.32
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  81.95
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 158.62
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 178.75
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
----------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 141.72
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4
----------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.87
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
----------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 198.37
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
----------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 178.16
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              10
----------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 133.89
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
----------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2007 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               For the years ending December 31,
                                                                                          ------------------------------------------
                                                                                                2002        2003        2004
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 64.32    $  81.73    $  84.06
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  67.75    $  71.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 106.98    $ 117.81
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 95.38    $ 121.36    $ 133.18
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           5           5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 58.23    $  79.92    $  84.94
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 69.75    $  99.46    $ 114.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 113.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  91.05    $ 102.71
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $107.78    $ 110.63    $ 114.36
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                          ------------------------------------------
                                                                                                2005        2006        2007
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  90.77    $  94.85     $ 105.61
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  74.10    $  79.03     $  82.77
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 124.08    $ 138.06     $ 139.36
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 104.42    $ 111.95     $ 114.28
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --     $  97.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 138.41    $ 158.58     $ 165.68
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              5           6            5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  97.65    $ 100.28     $ 108.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  87.69    $  92.19     $ 101.91
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 121.04    $ 134.05     $ 143.79
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2           5            9
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 104.50     $ 105.90
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 108.44     $  98.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --     $  95.55
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 105.50    $ 117.55     $ 120.71
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 117.46    $ 138.61     $ 150.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 119.46    $ 141.46     $ 161.85
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 115.49    $ 144.09     $ 166.26
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 116.07    $ 119.94     $ 122.80
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           2            3
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2007 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years endingDecember 31,
                                                                                          ------------------------------------------
                                                                                                2002        2003        2004
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 78.73    $  99.14     $ 109.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 67.58    $  81.90     $  90.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  82.37     $  92.12
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           4            4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 93.15    $ 121.29     $ 133.10
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 76.93    $ 101.80     $ 119.13
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $120.47    $ 120.61     $ 120.99
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --     $ 104.81
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                          ------------------------------------------
                                                                                                2005         2006         2007
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 112.65     $ 134.65     $ 132.08
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  96.43     $ 108.15     $ 111.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  99.43     $ 106.74     $ 122.55
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4            4            3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.57     $ 113.05     $ 105.61
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 100.42     $ 101.54     $ 108.28
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.44     $ 123.89     $ 127.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.07     $ 118.70     $ 130.45
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.96     $ 125.00     $ 124.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 146.32     $ 158.85     $ 179.88
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 131.69     $ 147.09     $ 143.72
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 123.61     $ 128.55     $ 134.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.70     $ 117.59     $ 141.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 107.32     $ 108.32
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 110.17     $ 116.68
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $  95.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 111.21     $ 108.48
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  99.78     $  99.47     $ 110.10
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2007 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------
                                                                                       For the years ending December 31,
                                                                                   -------------------------------------------
                                                                                                2002         2003
------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 118.92
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 136.39
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            3
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  69.15
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           10
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.42     $ 110.66
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  79.50     $ 101.15
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  81.14     $  99.00
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  78.58     $ 104.82
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  76.92     $  97.88
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  68.31     $  88.60
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  79.60     $ 103.61
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending December 31,
                                                                                          ------------------------------------------
                                                                                                2004         2005         2006
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 100.23     $ 103.47
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 138.95     $ 143.86     $ 168.15
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2            4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.38     $ 115.01     $ 109.62
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 107.79
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.39     $ 118.41     $ 134.22
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 104.74     $ 120.55
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 167.50     $ 220.86     $ 300.59
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               5           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 124.27     $ 134.83
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  77.17     $  83.12     $  86.97
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              10           13           --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.16     $ 115.34     $ 118.85
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 112.62     $ 119.62     $ 124.88
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.10     $ 109.88     $ 120.25
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 122.72     $ 140.68     $ 175.06
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.59     $ 112.97     $ 127.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1           --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  93.85     $ 100.17     $  99.58
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 117.73     $ 125.20     $ 148.35
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                     For the years ending December 31,2007
                                                                                   -------------------------------------------
                                                                                                2007
------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 108.20
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1
------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 163.91
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               7
------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 116.72
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               5
------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.27
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1
------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 134.84
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 116.70
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 423.88
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               6
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 163.89
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  83.14
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  96.44
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 125.41
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 135.12
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 123.46
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 195.44
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 132.85
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 110.00
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 152.67
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2007 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                          ------------------------------------------
                                                                                                2002        2003        2004
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 62.40    $  86.89    $  96.41
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 74.18    $ 103.57    $ 118.46
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 114.75
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $114.85    $ 156.67    $ 182.19
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 57.00    $  89.23    $  93.02
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           8          20
------------------------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                          ------------------------------------------
                                                                                                2005         2006         2007
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.76     $ 112.95     $ 125.50
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 126.28     $ 143.86     $ 142.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 122.48     $ 134.04     $ 138.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 189.39     $ 218.37     $ 195.49
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.78     $ 109.51     $ 128.56
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               8           10            8
------------------------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 108.53     $ 115.58
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 109.49     $ 116.73
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 110.38     $ 117.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 111.17     $ 119.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(SM) VANTAGE(SM) CONTRACTS
THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



------------------------------------------------------------------------------------------------------------------------------
                                                                                        For the years ending December 31,
                                                                                   -------------------------------------------
                                                                                                1999         2000
------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 121.00     $ 118.02
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 130.14     $ 110.60
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.33     $ 110.43
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 131.34     $ 100.03
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 116.55     $  94.27
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 100.33     $ 110.65
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 110.37     $ 124.31
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/AXARosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
  EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 113.77     $ 126.07
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.76     $ 103.69
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                          ------------------------------------------
                                                                                                2001         2002        2003
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --     $ 109.27
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --     $ 102.27
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --     $ 104.26
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.50    $  99.02     $ 116.91
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --     $ 108.08
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  97.85    $  64.63     $  95.79
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.06    $ 127.05     $ 128.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  76.02    $  67.72     $  90.72
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --            9
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  70.28    $  48.46     $  59.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --            3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.44    $ 126.38     $ 129.67
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --            3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.88    $  73.89     $ 103.19
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --            3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  95.39    $  81.63     $ 104.15
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --            5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXARosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --     $  99.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 131.84    $ 108.89     $ 141.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --            3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  76.66     $  97.27
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --            5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  87.65    $  63.89     $  81.01
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --            1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending December 31,
                                                                                          ------------------------------------------
                                                                                                2004         2005         2006
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 121.06     $ 129.64     $ 151.47
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            5
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.45     $ 109.09     $ 115.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            1
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.33     $ 113.91     $ 122.77
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2            4
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 125.97     $ 130.82     $ 143.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            6            9
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 119.63     $ 126.46     $ 143.50
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            6           16
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 108.33     $ 111.98     $ 122.83
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            4            6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 129.91     $ 130.34     $ 133.20
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.24     $ 121.39     $ 148.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           13           12
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  63.54     $  72.38     $  71.34
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            4            6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 133.32     $ 134.77     $ 138.66
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            4            4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 116.56     $ 128.81     $ 139.15
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            4            4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 117.09     $ 122.34     $ 147.18
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           13           18
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXARosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.25     $ 108.95     $ 109.53
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 155.12     $ 158.27     $ 189.64
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            4            4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 117.26     $ 128.80     $ 160.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           10           14
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.08     $ 112.64     $ 129.46
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  83.16     $  89.61     $  93.45
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2            3
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                                          For the years ending December 31,
                                                                                   -------------------------------------------
                                                                                                       2007
------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                            $ 159.36
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                          9
------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                            $ 120.57
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                          2
------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                            $ 128.34
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                          7
------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                            $ 150.62
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                         13
------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                            $ 151.29
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                         35
------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                            $ 125.96
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                          7
------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                            $ 141.06
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                          2
------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                            $ 164.52
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                         11
------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                            $  80.58
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                          9
------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                            $ 143.64
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                          5
------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                            $ 160.90
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                          4
------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                            $ 139.36
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                         72
------------------------------------------------------------------------------------------------------------------------------
 EQ/AXARosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                            $ 112.11
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                         --
------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                            $ 190.15
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                          4
------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                            $ 175.18
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                         20
------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                            $ 133.03
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                          2
------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                            $ 103.84
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                          3
------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(SM) VANTAGE(SM) CONTRACTS
THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------
                                                                                      For the years ending December 31,
                                                                                   -------------------------------------------
                                                                                                1999         2000
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.96     $ 112.26
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 125.64     $ 112.30
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.75     $  93.40
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 100.13
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  98.44     $ 104.17
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                          ------------------------------------------
                                                                                                2001         2002        2003
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  54.67    $  67.15
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.00    $  81.38    $ 106.04
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           7
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  97.75    $  75.18    $  95.23
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           8
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  76.81    $  57.84    $  79.22
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  85.92    $  69.42    $  98.80
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  68.67    $  90.25
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $ 107.54    $ 110.17
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  96.20    $  77.17    $  96.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                          ------------------------------------------
                                                                                                2004        2005        2006
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  70.23    $  73.16    $  77.86
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 116.55    $ 122.50    $ 136.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          14          14
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 104.28    $ 111.58
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 104.03    $ 107.63    $ 122.77
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2          11          12
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  97.60    $ 100.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  84.03    $  86.57    $  90.83
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           2           3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 113.60    $ 119.75    $ 132.35
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1          15          19
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 104.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 103.24
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 105.35    $ 117.15
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 113.34    $ 117.17    $ 137.99
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1           2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 101.61    $ 117.94    $ 139.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           4           5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 115.34    $ 143.61
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 113.65    $ 115.13    $ 118.73
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           3           4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 106.52    $ 109.75    $ 130.93
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1           1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                                     For the years ending December 31,
                                                                                   -------------------------------------------
                                                                                                2007
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  81.39
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 137.03
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             25
------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 113.67
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1
------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  97.21
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1
------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 127.68
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             11
------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 108.35
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1
------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 100.21
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2
------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 141.69
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             24
------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 105.62
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              7
------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  98.12
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  95.43
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1
------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 120.07
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
------------------------------------------------------------------------------------------------------------------------------
  EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 149.46
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              5
------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 159.14
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              5
------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 165.37
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2
------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 121.31
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              6
------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 128.17
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(SM) VANTAGE(SM) CONTRACTS
THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------
                                                                                      For the years ending December 31,
                                                                                   -------------------------------------------
                                                                                                1999         2000
------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.65     $ 102.99
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 166.37     $ 133.82
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.94     $ 108.31
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 105.79     $ 111.13
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                          ------------------------------------------
                                                                                                2001        2002        2003
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  85.75    $  67.12    $  81.18
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  87.46    $  56.92    $  72.94
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           4           4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 105.94    $  92.92    $ 120.75
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 111.62    $  94.35    $ 124.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 114.06    $ 114.42    $ 114.04
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                          ------------------------------------------
                                                                                                2004        2005        2006
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  89.62    $  95.21     $ 106.56
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  81.41    $  87.96     $  93.95
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           5            5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 106.52     $ 112.77
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 100.29     $ 101.20
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 106.30     $ 123.48
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 105.93     $ 118.30
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 111.82     $ 124.58
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 132.24    $ 145.08     $ 157.18
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1          11           16
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 145.52    $ 160.54     $ 178.95
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           5            4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 113.89    $ 115.83     $ 119.94
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2           1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 104.76    $ 109.43     $ 117.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --     $ 107.25
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --     $ 111.10
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --     $ 111.14
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  99.64     $  99.13
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 100.09     $ 103.12
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                      For the years ending December 31,
                                                                                   ---------------------------------------------
                                                                                                     2007
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      $ 109.70
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                    1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      $ 107.65
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                    3
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      $ 105.13
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                    1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      $ 107.70
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                    1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      $ 126.61
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                    1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      $ 129.75
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                   --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      $ 124.17
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                    2
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      $ 177.63
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                   21
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      $ 174.50
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                    4
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      $ 124.45
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                    1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      $ 140.16
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                    1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      $ 108.03
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                    1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      $ 116.38
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                    1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      $  95.45
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                   --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      $ 108.19
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                    1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      $ 109.51
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                    7
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      $ 107.62
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                                   --
--------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(SM) VANTAGE(SM) CONTRACTS
THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------
                                                                                      For the years ending December 31,
                                                                                   -------------------------------------------
                                                                                                1999         2000
------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 198.84     $ 118.14
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.50     $  91.46
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  85.66     $  77.34
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                       ---------------------------------------------
                                                                                                2001         2002        2003
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  81.92     $ 118.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.05    $ 103.54     $ 160.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  67.82    $  47.80     $  65.15
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $ 107.20     $ 110.22
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --            1
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  79.33     $ 100.74
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  77.17    $  74.22     $  90.15
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --            2
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  78.42     $ 104.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --            1
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  76.77     $  97.48
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  68.17     $  88.25
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  79.44     $ 103.20
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  62.27     $  86.54
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --            1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending December 31,
                                                                                       ---------------------------------------------
                                                                                                2004         2005         2006
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 138.09     $ 142.68     $ 166.44
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            5            6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.33     $ 114.73     $ 109.14
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 107.73
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.34     $ 118.12     $ 133.62
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 104.60     $ 120.15
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 196.10     $ 258.05     $ 350.50
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 124.11     $ 134.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  72.37     $  77.61     $  80.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            1
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 113.47     $ 114.42     $ 117.67
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            2            2
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.95     $ 118.66     $ 123.63
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2            3
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  97.08     $  99.16     $ 108.02
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            5            5
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 121.98     $ 139.55     $ 173.31
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            2            4
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 105.95     $ 112.07     $ 126.14
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1           --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  93.28     $  99.37     $  98.58
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2            4
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 117.02     $ 124.20     $ 146.87
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2            2
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  95.83     $ 102.93     $ 111.81
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            3            3
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                                       For the years ending December 31,
                                                                                   -------------------------------------------
                                                                                                2007
------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 161.92
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               7
------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 115.97
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4
------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 108.98
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1
------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 133.96
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 116.08
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 493.27
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 163.01
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  83.06
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               9
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  89.23
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 123.90
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 133.49
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3
------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 110.41
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               5
------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 193.09
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               5
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 131.25
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 108.68
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 150.84
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 123.99
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4
------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(SM) VANTAGE(SM) CONTRACTS
THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------
                                                                                        For the years ending December 31,
                                                                                   -------------------------------------------
                                                                                              1999     2000     2001
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --       --       --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --       --       --
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --       --       --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --       --       --
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --       --       --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --       --       --
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --       --       --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --       --       --
------------------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --       --       --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --       --       --
------------------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --       --       --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --       --       --
------------------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --       --       --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --       --       --
------------------------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --       --       --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --       --       --
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                       ---------------------------------------------
                                                                                                2002        2003         2004
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  74.03     $ 103.15     $ 117.75
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            1           --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $ 114.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 114.07     $ 155.30     $ 180.23
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            2            1
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  56.89     $  88.87     $  92.46
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            1           --
------------------------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                       ---------------------------------------------
                                                                                                2005         2006         2007
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 125.26     $ 142.42     $ 141.27
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            2            3
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 122.18     $ 133.44     $ 137.10
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1            3
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 186.98     $ 215.15     $ 192.22
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               9           10           13
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 101.96     $ 108.42     $ 127.01
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               6            6            6
------------------------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 108.47     $ 115.27
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 109.42     $ 116.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 110.31     $ 117.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 111.10     $ 118.69
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(SM) VANTAGE(SM) CONTRACTS


THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2007 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.

------------------------------------------------------------------------------------------------------------------------------
                                                                                        For the years ending December 31,
                                                                                   -------------------------------------------
                                                                                                2002         2003
------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 109.32
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 102.32
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 104.31
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.03     $ 135.22
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2
------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 108.13
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  82.37     $ 122.63
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           16
------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 135.05     $ 137.32
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  75.04     $ 100.91
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 136.42     $  59.68
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  80.26     $ 140.62
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  88.17     $ 112.59
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2
------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  82.19     $ 105.07
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  99.56
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 112.46     $ 146.51
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  77.18     $  98.13
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending December 31,
                                                                                       ---------------------------------------------
                                                                                                2004         2005         2006
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 121.36     $ 130.23     $ 152.46
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.72     $ 109.58     $ 115.75
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.61     $ 114.43     $ 123.58
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 146.36     $ 152.68     $ 167.68
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            2           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 119.93     $ 127.03     $ 144.44
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 139.31     $ 144.65     $ 159.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              15           12           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 139.35     $ 140.44     $ 144.18
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.71     $ 136.25     $ 167.52
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            3           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  64.24     $  73.31     $  72.40
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 145.23     $ 147.47     $ 152.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 127.76     $ 141.82     $ 153.88
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            2            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.36     $ 123.92     $ 149.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            5            9
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.19     $ 108.82     $ 109.35
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 160.86     $ 164.45     $ 197.45
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.54     $ 130.47     $ 162.83
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            2            6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.13     $ 112.92     $ 130.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                      For the years ending December 31,
                                                                                   -------------------------------------------
                                                                                                2007
------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 160.73
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 121.61
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 129.44
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 177.39
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2
------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 152.59
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1
------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 164.19
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 153.38
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 186.32
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  81.95
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 158.62
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 178.75
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 141.72
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4
------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.87
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 198.37
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 178.16
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              10
------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 133.89
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2007 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           For the years ending December 31,
                                                                                       ---------------------------------------------
                                                                                                2002        2003        2004
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 64.32    $  81.73    $  84.06
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  67.75    $  71.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 106.98    $ 117.81
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 95.38    $ 121.36    $ 133.18
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           5           5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 58.23    $  79.92    $  84.94
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 69.75    $  99.46    $ 114.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 113.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  91.05    $ 102.71
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $107.78    $ 110.63    $ 114.36
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                         -------------------------------------------
                                                                                                2005        2006        2007
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  90.77    $  94.85     $ 105.61
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  74.10    $  79.03     $  82.77
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 124.08    $ 138.06     $ 139.36
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 104.42    $ 111.95     $ 114.28
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --     $  97.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 138.41    $ 158.58     $ 165.68
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              5           6            5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  97.65    $ 100.28     $ 108.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  87.69    $  92.19     $ 101.91
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 121.04    $ 134.05     $ 143.79
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2           5            9
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 104.50     $ 105.90
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 108.44     $  98.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --     $  95.55
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 105.50    $ 117.55     $ 120.71
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 117.46    $ 138.61     $ 150.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 119.46    $ 141.46     $ 161.85
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 115.49    $ 144.09     $ 166.26
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 116.07    $ 119.94     $ 122.80
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           2            3
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2007 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending December 31,
                                                                                       ---------------------------------------------
                                                                                                 2002        2003        2004
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 78.73    $  99.14     $ 109.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 67.58    $  81.90     $  90.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  82.37     $  92.12
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           4            4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 93.15    $ 121.29     $ 133.10
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 76.93    $ 101.80     $ 119.13
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $120.47    $ 120.61     $ 120.99
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --     $ 104.81
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                       ---------------------------------------------
                                                                                                2005         2006         2007
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 112.65     $ 134.65     $ 132.08
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  96.43     $ 108.15     $ 111.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  99.43     $ 106.74     $ 122.55
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4            4            3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.57     $ 113.05     $ 105.61
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 100.42     $ 101.54     $ 108.28
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.44     $ 123.89     $ 127.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.07     $ 118.70     $ 130.45
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.96     $ 125.00     $ 124.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 146.32     $ 158.85     $ 179.88
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 131.69     $ 147.09     $ 143.72
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 123.61     $ 128.55     $ 134.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.70     $ 117.59     $ 141.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 107.32     $ 108.32
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 110.17     $ 116.68
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $  95.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 111.21     $ 108.48
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  99.78     $  99.47     $ 110.10
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2007 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------
                                                                                         For the years ending December 31,
                                                                                   -------------------------------------------
                                                                                                 2002         2003
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 118.92
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 136.39
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            3
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  69.15
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           10
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.42     $ 110.66
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  79.50     $ 101.15
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  81.14     $  99.00
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  78.58     $ 104.82
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  76.92     $  97.88
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  68.31     $  88.60
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  79.60     $ 103.61
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending December 31,
                                                                                       ---------------------------------------------
                                                                                                2004         2005         2006
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 100.23     $ 103.47
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 138.95     $ 143.86     $ 168.15
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2            4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.38     $ 115.01     $ 109.62
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 107.79
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.39     $ 118.41     $ 134.22
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 104.74     $ 120.55
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 167.50     $ 220.86     $ 300.59
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               5           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 124.27     $ 134.83
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  77.17     $  83.12     $  86.97
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              10           13           --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.16     $ 115.34     $ 118.85
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 112.62     $ 119.62     $ 124.88
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.10     $ 109.88     $ 120.25
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 122.72     $ 140.68     $ 175.06
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.59     $ 112.97     $ 127.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1           --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  93.85     $ 100.17     $  99.58
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 117.73     $ 125.20     $ 148.35
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                   For the years ending December 31,
                                                                                   -------------------------------------------
                                                                                                2007
------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 108.20
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1
------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 163.91
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               7
------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 116.72
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               5
------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.27
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1
------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 134.84
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 116.70
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 423.88
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               6
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 163.89
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  83.14
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  96.44
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 125.41
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 135.12
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 123.46
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 195.44
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 132.85
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 110.00
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 152.67
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2007 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           For the years ending December 31,
                                                                                       ---------------------------------------------
                                                                                                2002        2003        2004
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 62.40    $  86.89    $  96.41
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 74.18    $ 103.57    $ 118.46
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 114.75
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $114.85    $ 156.67    $ 182.19
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 57.00    $  89.23    $  93.02
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           8          20
------------------------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                       ---------------------------------------------
                                                                                                2005         2006         2007
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.76     $ 112.95     $ 125.50
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 126.28     $ 143.86     $ 142.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 122.48     $ 134.04     $ 138.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 189.39     $ 218.37     $ 195.49
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.78     $ 109.51     $ 128.56
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               8           10            8
------------------------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 108.53     $ 115.58
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 109.49     $ 116.73
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 110.38     $ 117.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 111.17     $ 119.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(SM) VANTAGE(SM) CONTRACTS


THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2007 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                       ---------------------------------------------
                                                                                                2002        2003         2004
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 109.38     $ 121.67
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 102.37     $ 108.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 104.36     $ 111.89
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 82.10     $  97.33     $ 105.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 108.19     $ 120.23
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 52.86     $  78.66     $  89.31
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $120.24     $ 122.19     $ 123.94
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 62.95     $  84.67     $  99.56
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 44.22     $  54.21     $  58.46
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $120.40     $ 124.04     $ 128.05
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 52.55     $  73.69     $  83.58
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 89.18     $ 114.24     $ 128.95
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $  99.67     $ 102.77
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 88.81     $ 115.93     $ 127.54
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
   Unit value                                                                                 $ 62.51     $  79.64     $  96.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $ 107.17
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                       ---------------------------------------------
                                                                                                2005         2006         2007
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 130.82     $ 153.46     $ 162.11
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 110.08     $ 116.51     $ 122.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.94     $ 124.39     $ 130.56
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.79     $ 120.52     $ 127.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 127.61     $ 145.39     $ 153.90
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  92.69     $ 102.09     $ 105.11
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 124.85     $ 128.11     $ 136.21
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.22     $ 140.38     $ 156.05
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  66.85     $  66.16     $  75.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 129.96     $ 134.25     $ 139.64
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  92.73     $ 100.58     $ 116.77
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 135.28     $ 163.40     $ 155.18
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.94     $ 110.97     $ 114.05
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 130.65     $ 157.18     $ 158.23
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.30     $ 132.94     $ 145.75
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 113.20     $ 130.62     $ 134.77
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2007 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------
                                                                                       For the years ending December 31,
                                                                                    ------------------------------------------
                                                                                                2002        2003
------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 57.22    $  72.85
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 47.88    $  59.05
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 73.83    $  96.60
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 62.27    $  79.19
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 56.66    $  77.91
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 71.73    $ 102.49
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 61.65    $  81.36
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $108.01    $ 111.09
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                       ---------------------------------------------
                                                                                                2004        2005        2006
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  75.08    $  81.24    $  85.06
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  62.01    $  64.85    $  69.30
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 106.60    $ 112.49    $ 125.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 104.56    $ 112.32
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  86.86    $  90.23    $ 103.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  97.69    $ 100.53
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  82.98    $  85.83    $  90.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 118.33    $ 125.23    $ 138.97
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 104.56
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 108.50
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 105.64    $ 117.94
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 113.44    $ 117.75    $ 139.30
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  91.97    $ 107.18    $ 127.17
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 115.64    $ 144.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 115.07    $ 117.03    $ 121.18
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                      For the years ending December 31,
                                                                                   ---------------------------------------------
                                                                                                2007
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  94.90
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  72.73
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 126.86
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 114.90
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  97.46
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 107.91
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 109.34
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 100.16
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 149.37
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 106.18
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  98.64
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  95.67
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 121.36
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 151.41
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 145.80
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 167.16
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 124.31
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2007 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                          --------------------------------------
                                                                                                2002        2003        2004
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 78.07    $  98.51     $ 108.69
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 64.03    $  77.76     $  86.19
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 35.99    $  46.31     $  51.89
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 93.38    $ 121.84     $ 133.98
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 95.25    $ 126.30     $ 148.09
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $105.22    $ 105.29     $ 105.58
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --     $ 104.85
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                          --------------------------------------
                                                                                                2005         2006         2007
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 112.39     $ 134.61     $ 132.31
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  91.93     $ 103.30     $ 106.78
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  56.29     $  60.37     $  69.45
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.62     $ 113.34     $ 106.08
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 100.56     $ 101.88     $ 108.86
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 105.59     $ 124.31     $ 127.98
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.21     $ 119.10     $ 131.15
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 112.11     $ 125.42     $ 125.51
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 147.58     $ 160.53     $ 182.16
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 164.04     $ 183.59     $ 179.75
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.81     $ 112.08     $ 116.77
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.97     $ 118.12     $ 141.99
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 107.38     $ 108.61
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 111.23     $ 116.99
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $  95.69
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 111.28     $ 108.77
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  99.91     $  99.80     $ 110.69
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2007 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2002        2003         2004
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 82.28     $ 119.41     $ 139.82
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $ 111.43
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $ 109.44
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 70.62     $ 109.56     $ 134.82
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 46.48     $  63.60     $  70.93
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $107.64     $ 111.11     $ 114.85
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 79.66     $ 101.56     $ 113.31
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 91.03     $ 111.01     $ 120.03
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 78.74     $ 105.24     $ 123.46
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 77.08     $  98.27     $ 107.24
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 68.45     $  88.96     $  94.42
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 79.76     $ 104.03     $ 118.45
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2005         2006         2007
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 100.36     $ 103.81     $ 108.78
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 145.04     $ 169.88     $ 165.93
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 115.29     $ 110.11     $ 117.48
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 107.86     $ 109.56
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.70     $ 134.82     $ 135.71
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.88     $ 120.95     $ 117.33
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 178.13     $ 242.92     $ 343.25
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 124.44     $ 135.28     $ 164.77
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $  83.23
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  76.37     $  79.87     $  88.52
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 116.28     $ 120.06     $ 126.94
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 120.59     $ 126.14     $ 136.76
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 123.08     $ 134.63     $ 138.16
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 141.82     $ 176.83     $ 197.82
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 113.89     $ 128.70     $ 134.47
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 100.98     $ 100.59     $ 111.34
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 126.22     $ 149.85     $ 154.53
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2007 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2002        2003        2004
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 62.53    $  87.24    $  96.99
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 74.33    $ 103.99    $ 119.18
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 114.80
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $108.77    $ 148.68    $ 173.24
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 57.12    $  89.59    $  93.59
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2005         2006         2007
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.60     $ 114.09     $ 127.03
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 127.30     $ 145.32     $ 144.72
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 122.78     $ 134.64     $ 138.89
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 180.45     $ 208.48     $ 187.01
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.61     $ 110.62     $ 130.12
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 108.60     $ 115.88
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 109.56     $ 117.04
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 110.45     $ 118.01
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 111.24     $ 119.32
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------

TSA ADVANTAGE(SM)


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2007 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                        For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                1998         1999
--------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.39     $ 118.86
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           11
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.87     $ 126.92
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          105
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.32     $ 101.97
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  93.00     $ 126.30
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            3
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 116.42
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           36
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.62     $ 100.07
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            4
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  86.94     $ 109.62
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  97.91     $ 115.06
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            7
--------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2000         2001        2002
--------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 115.59     $ 111.79    $  96.39
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             101          287         488
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.54     $  94.83    $  62.46
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             702          944         905
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.71     $ 116.93    $ 125.45
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              16          112         193
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  95.90     $  72.66    $  64.53
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              36           45         272
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  93.88     $  70.52    $  47.97
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             350          438         383
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 110.03     $ 117.42    $ 124.90
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              27          112         158
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 123.09     $ 105.51    $  72.72
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              98          166         206
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  94.71    $  80.81
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           71         173
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 127.11     $ 132.52    $ 109.12
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              41          119         183
--------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $  75.88
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          74
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2003         2004         2005
--------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.19     $ 120.60     $ 128.76
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           12           32
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.19     $ 107.05     $ 108.35
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2           31           42
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.18     $ 110.91     $ 113.14
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3           21           44
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 113.46     $ 121.88     $ 126.19
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             503          565          647
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 108.00     $ 119.18     $ 125.60
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2           50          122
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  92.29     $ 104.06     $ 107.24
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,026         1206        1,254
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 126.60     $ 127.50     $ 127.54
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             185          163          153
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  86.19     $ 100.63     $ 114.63
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             302          335          398
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  58.38     $  62.52     $  70.99
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             362          311          281
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 127.77     $ 130.97     $ 131.99
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             142          135          136
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 101.26     $ 114.03     $ 125.63
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             238          247          253
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.78     $ 115.20     $ 120.01
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             235          340          396
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  99.49     $ 101.87     $ 108.21
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            3           14
--------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 141.44     $ 154.51     $ 158.36
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             219          284          294
--------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  96.00     $ 115.37     $ 126.34
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              85          120          197
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 107.01     $ 112.23
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            6           50
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                        For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2006         2007
--------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 149.99     $ 157.32
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              83          150
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 113.87     $ 119.03
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              55          100
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 121.57     $ 126.70
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              80          145
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 137.55     $ 144.41
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             699          821
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 142.10     $ 149.35
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             290          487
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 117.28     $ 119.90
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,179        1,018
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 129.94     $ 137.19
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             138          124
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 139.89     $ 154.42
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             454          488
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  69.76     $  78.56
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             249          223
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 135.39     $ 139.83
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             130          124
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 135.30     $ 155.98
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             245          215
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 143.93     $ 135.72
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             471        1,183
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 108.46     $ 110.68
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              20           17
--------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 187.75     $ 187.68
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             276          266
--------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 156.89     $ 170.79
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             231          237
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 128.59     $ 131.73
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              67           72
--------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2007 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                       For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                1998         1999
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 107.64
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 106.84
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.69     $ 123.02
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           50
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 106.63
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2000        2001        2002
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.26    $  87.02    $  63.23
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           3
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --    $  54.11
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           5
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.80    $ 108.22    $  80.55
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               9          31         130
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.63    $  95.13    $  72.94
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             258         367         451
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  93.02    $  76.26    $  57.25
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3          10          16
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 100.02    $  85.57    $  68.93
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               9         106         195
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --    $  67.97
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          12
--------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --    $ 107.19
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          45
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                               2003        2004        2005
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  79.94    $  81.81    $  87.90
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              4           6           8
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  66.27    $  69.10    $  71.76
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             11          12          17
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 104.65    $ 114.66    $ 120.15
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            142         147         147
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 104.07
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          11
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  91.12    $ 100.33    $ 103.49
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            536         628         666
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $  97.53
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  78.17    $  82.67    $  84.92
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             26          53          44
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  97.80    $ 112.12    $ 117.83
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            301         399          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 105.14
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           5
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 113.27    $ 116.74
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           7          62
--------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  89.06    $  99.97    $ 115.69
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             31          75          97
--------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 115.10
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           3
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 109.48    $ 112.60    $ 113.71
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             72          95         130
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                       For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                               2006         2007
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  91.38     $ 101.24
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              9           12
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  76.14     $  79.35
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             27           43
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 133.03     $ 133.60
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            143          370
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 111.01     $ 112.76
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             27           45
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $  97.03
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            8
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 117.68     $ 122.02
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            652          649
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  99.66     $ 107.62
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             14           37
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  88.82     $  97.69
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             38           41
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 129.84     $ 138.57
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            494          531
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 104.34     $ 105.20
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             22          149
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 108.27     $  97.73
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2           10
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $  95.25
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           69
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 116.57     $ 119.10
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             12           21
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 137.07     $ 148.00
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             80          128
--------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 136.30     $ 155.16
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            121          116
--------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 142.89     $ 164.04
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             14           40
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 116.91     $ 119.09
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            144          159
--------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2007 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                      For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                1998        1999
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 100.60    $  98.04
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           3
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $ 104.53
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           2
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.53    $ 177.65
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          36
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  82.88    $  83.36
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 101.68    $ 105.21
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          17
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2000        2001        2002
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.43    $  95.23    $  76.16
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              17          32          35
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.57    $  85.14    $  66.44
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              17          21          26
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 142.46    $  92.82    $  60.23
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             288         316         265
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $ 105.94    $  92.57
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          47
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  86.60    $  88.97    $  74.98
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              14         126         261
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 110.19    $ 112.74    $ 112.77
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              57         125         107
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                               2003         2004         2005
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  95.42     $ 104.53     $ 107.33
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             35           38           39
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  80.11     $  88.18     $  93.39
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             31           32           31
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  76.94     $  85.62     $  92.23
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            250          232          215
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $ 106.44
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --            6
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $ 100.09
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           20
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $ 106.09
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --            3
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $ 105.72
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --            2
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $ 111.59
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           14
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
  Unit value                                                                                $ 119.93     $ 130.94     $ 143.22
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            133          180          241
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  98.72     $ 114.94     $ 126.42
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            291          333          377
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 112.05     $ 111.56     $ 113.12
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             83           75           68
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 104.69     $ 109.03
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --            6
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $  99.44
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           35
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                      For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2006         2007
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 127.65     $ 124.59
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              39           38
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.21     $ 106.95
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              28           26
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  98.21     $ 112.19
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             178          167
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 112.35     $ 104.42
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              41           49
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 100.69     $ 106.83
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              33           41
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 122.86     $ 125.59
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              10           13
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 117.71     $ 128.70
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               5           10
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 123.96     $ 123.17
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              23           38
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 154.70     $ 174.30
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             295          326
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 140.50     $ 136.59
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             382          349
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 116.78     $ 120.81
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             103          133
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 116.29     $ 138.79
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               5           11
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.15     $ 107.60
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               8           73
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 110.99     $ 115.91
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3           17
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  95.27
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            3
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.04     $ 107.76
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3           13
--------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  98.64     $ 108.63
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              56           73
--------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2007 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                    For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                               1998         1999
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 81.49     $ 157.61
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            5
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 90.25     $ 105.70
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           17
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 89.20     $  84.97
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            5
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                               2000        2001        2002
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $  81.65
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          18
--------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 93.36     $ 87.48    $  81.32
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             42          44          54
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 90.50     $ 66.90    $  47.01
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             71         100          95
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 106.88
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          83
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $  79.09
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          17
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 76.49     $ 76.09    $  72.96
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             28          49          69
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $  78.18
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          17
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $  76.54
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          21
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $  67.96
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          32
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $  79.20
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          32
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2003         2004        2005
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $  99.89
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           3
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 117.68     $ 136.81    $ 140.93
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              59          104         133
--------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 111.26    $ 114.31
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2          26
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 109.27    $ 117.68
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          21
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $ 104.39
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           9
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 125.29     $ 153.09    $ 200.85
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              69           95         144
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $ 123.86
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           4
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  63.88     $  70.75    $  75.63
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             106          123         122
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.55     $ 112.44    $ 113.04
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             100          106         121
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 100.13     $ 110.93    $ 117.23
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              32           49          57
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  88.34     $  94.85    $  96.58
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             130          179         218
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.76     $ 120.87    $ 137.87
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              31           62          71
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  96.89     $ 104.99    $ 110.72
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              31           33          31
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  87.71     $  92.44    $  98.17
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              53           65          65
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.57     $ 115.96    $ 122.70
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              39           51          62
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                      For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2006         2007
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.60     $ 106.75
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              11           19
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 163.91     $ 158.96
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             167          193
--------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 108.40     $ 114.84
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              30          152
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.63     $ 108.55
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              11           54
--------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 132.73     $ 132.66
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              46           65
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 119.54     $ 115.14
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              23           32
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 271.98     $ 381.60
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             180          196
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 133.70     $ 161.70
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              12           34
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  82.93
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          244
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  78.55     $  86.44
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             112           98
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 115.90     $ 121.67
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             111          108
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 121.77     $ 131.09
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              60           63
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.90     $ 106.89
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             218          211
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 170.70     $ 189.61
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              89           88
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 124.24     $ 128.89
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              29           30
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  97.10     $ 106.72
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              66           67
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 144.66     $ 148.12
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              86           93
--------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2007 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                         For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                            1998    1999    2000    2001
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                               2002        2003        2004
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  62.08    $  86.02    $  94.96
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             43          94         125
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  73.80    $ 102.53    $ 116.68
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             36          66          91
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 114.62
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           1
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 112.91    $ 153.26    $ 177.32
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             27          54         102
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  56.71    $  88.33    $  91.63
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              9          31         130
--------------------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2005         2006         2007
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 101.69     $ 110.13     $ 121.76
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             122          116          107
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 123.75     $ 140.28     $ 138.72
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              89           85           82
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 121.73     $ 132.55     $ 135.77
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              26           50           72
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 183.41     $ 210.41     $ 187.41
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             120          127          112
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 100.73     $ 106.79     $ 124.72
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             128          124          126
--------------------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 108.37     $ 114.81
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            5
--------------------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 109.32     $ 115.96
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2           15
--------------------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 110.21     $ 116.92
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            7
--------------------------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 110.99     $ 118.22
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            5
--------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(SM) MODIFIED OREGON TSA CONTRACT


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2007 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                     For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2001        2002
--------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 99.46    $  86.02
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             22          24
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 87.42    $  57.75
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             54          51
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $118.06    $ 127.05
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 76.02    $  67.72
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           8
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 71.03    $  48.46
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $118.44    $ 126.38
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           2
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $106.88    $  73.89
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2           2
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 95.39    $  81.63
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           2
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $131.84    $ 108.89
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           2
--------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  76.66
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2003         2004         2005
--------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.27     $ 121.06     $ 129.64
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            1
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.27     $ 107.45     $ 109.09
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.26     $ 111.33     $ 113.91
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            2
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 101.79     $ 110.51     $ 115.21
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              25           24           23
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 108.08     $ 119.63     $ 126.46
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            3            6
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  85.60     $  96.80     $ 100.06
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              52           53           50
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 128.60     $ 129.91     $ 130.34
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1            2
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  90.72     $ 106.24     $ 121.39
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               9           10           13
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  59.16     $  63.54     $  72.38
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            1            4
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 129.67     $ 133.32     $ 134.77
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            3            4
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.19     $ 116.56     $ 128.81
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            3            4
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.15     $ 117.09     $ 122.34
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               5            2           13
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 108.95
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 141.57     $ 155.12     $ 158.27
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            3            4
--------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  97.27     $ 117.26     $ 128.80
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               5            1           10
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 107.08     $ 112.64
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                      For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2006         2007
--------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 151.47     $ 159.36
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               5            9
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 115.00     $ 120.57
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            2
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 122.77     $ 128.34
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4            7
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 126.31     $ 133.43
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              22           19
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 143.50     $ 151.29
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              16           35
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.76     $ 112.55
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              43           29
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 133.20     $ 141.06
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            2
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 148.60     $ 164.52
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              12           11
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  71.34     $  80.58
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               6            9
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 138.66     $ 143.64
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4            5
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 139.15     $ 160.90
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4            4
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 147.18     $ 139.22
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              18           16
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.53     $ 112.11
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 189.64     $ 190.15
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4            4
--------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 160.43     $ 175.18
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              14           20
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 129.46     $ 133.03
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            2
--------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2007 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                     For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2001        2002
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 87.65    $  63.89
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  54.67
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $109.00    $  81.38
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 97.75    $  75.18
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              7           7
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 76.81    $  57.84
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 85.92    $  69.42
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  68.67
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 107.54
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2003        2004        2005
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  81.01    $  83.16    $  89.61
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1          --           2
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  67.15    $  70.23    $  73.16
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1          --           1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 106.04    $ 116.55    $ 122.50
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              7           2          14
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 104.28
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  95.23    $ 104.03    $ 107.63
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              8           7          11
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $  97.60
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  79.22    $  84.03    $  86.57
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1          --           2
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  98.80    $ 113.60    $ 119.75
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              4           2          15
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 105.35
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 113.34    $ 117.17
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  90.25    $ 101.61    $ 117.94
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1          --           4
--------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 115.34
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 110.17    $ 113.65    $ 115.13
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           1           3
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                    For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2006        2007
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  93.45     $ 103.84
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              3            3
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  77.86     $  81.39
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 136.03     $ 137.03
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             14           25
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 111.58     $ 113.67
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $  97.21
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 122.77     $ 127.68
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             12           11
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 100.03     $ 108.35
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  90.83     $ 100.21
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              3            2
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 132.35     $ 141.69
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             19           24
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 104.43     $ 105.62
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            7
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 103.24     $  98.12
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $  95.43
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 117.15     $ 120.07
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 137.99     $ 149.46
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2            5
--------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 139.38     $ 159.14
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              5            5
--------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 143.61     $ 165.37
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1            2
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 118.73     $ 121.31
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              4            6
--------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2007 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                     For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2001        2002
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 96.20    $  77.17
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 85.75    $  67.12
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 87.46    $  56.92
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              3           4
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $105.94    $  92.92
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $111.62    $  94.35
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           2
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $103.17    $ 103.51
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2003        2004         2005
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  96.98     $ 106.56     $ 109.75
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1            1            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  81.18     $  89.62     $  95.21
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  72.94     $  81.41     $  87.96
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              4            4            5
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $ 106.52
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $ 100.29
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $ 106.30
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $ 105.93
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $ 111.82
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 120.75     $ 132.24     $ 145.08
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              3            3           11
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 124.60     $ 145.52     $ 160.54
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              3            4            5
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 103.17     $ 103.03     $ 104.78
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2            2            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 104.76     $ 109.43
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $  99.64
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                      For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2006         2007
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 130.93     $ 128.17
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.56     $ 109.70
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  93.95     $ 107.65
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               5            3
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 112.77     $ 105.13
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 101.20     $ 107.70
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 123.48     $ 126.61
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.30     $ 129.75
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 124.58     $ 124.17
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 157.18     $ 177.63
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              16           21
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 178.95     $ 174.50
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4            4
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 108.50     $ 112.59
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 117.07     $ 140.16
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.25     $ 108.03
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.10     $ 116.38
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  95.45
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.14     $ 108.19
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  99.13     $ 109.51
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            7
--------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2007 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                       For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                 2001         2002
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  81.92
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.05    $ 103.54
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  55.54    $  39.17
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              35          34
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $ 107.20
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  79.33
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  77.17    $  74.22
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           1
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  78.42
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  76.77
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  68.17
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  79.44
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2003         2004         2005
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 100.09
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.42     $ 138.09     $ 142.68
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1            5
--------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 111.33     $ 114.73
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 109.34     $ 118.12
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 104.60
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 160.00     $ 196.10     $ 258.05
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1            2
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 124.11
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  53.42     $  59.44     $  63.86
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              35           35           34
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 110.22     $ 113.47     $ 114.42
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1            2
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 100.74     $ 111.95     $ 118.66
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            2
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  90.15     $  97.08     $  99.16
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            2            5
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.39     $ 121.98     $ 139.55
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           --            2
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  97.48     $ 105.95     $ 112.07
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  88.25     $  93.28     $  99.37
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            2
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.20     $ 117.02     $ 124.20
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            2
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                       For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2006         2007
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.12     $ 107.62
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 166.44     $ 161.92
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               6            7
--------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.14     $ 115.97
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            4
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.73     $ 108.98
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 133.62     $ 133.96
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 120.15     $ 116.08
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 350.50     $ 493.27
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            2
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 134.38     $ 163.01
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            3
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  83.06
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            9
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  66.63     $  73.67
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              29           21
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 117.67     $ 123.90
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            3
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 123.63     $ 133.49
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            3
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 108.02     $ 110.41
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               5            5
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 173.31     $ 193.09
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4            5
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 126.14     $ 131.25
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  98.58     $ 108.68
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4            4
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 146.87     $ 150.84
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            3
--------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2007 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                  For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                              2001       2002
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      $  62.27
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --            --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      $  74.03
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --            --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanage Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --            --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --            --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      $ 114.07
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --            --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      $  56.89
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --            --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --            --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --            --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --            --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --            --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --            --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --            --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --            --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --            --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2003        2004        2005
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  86.54    $  95.83     $ 102.93
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1          --            3
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 103.15    $ 117.75     $ 125.26
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1          --            2
--------------------------------------------------------------------------------------------------------------------------------
 Multimanage Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 114.70     $ 122.18
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            1
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 155.30    $ 180.23     $ 186.98
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2          --            9
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  88.87    $  92.46     $ 101.96
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           2            6
--------------------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                       For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2006         2007
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.81     $ 123.99
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            4
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 142.42     $ 141.27
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            3
--------------------------------------------------------------------------------------------------------------------------------
 Multimanage Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 133.44     $ 137.10
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            3
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 215.15     $ 192.22
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              10           13
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 108.42     $ 127.01
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               6            6
--------------------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 108.47     $ 115.27
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
--------------------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.42     $ 116.42
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 110.31     $ 117.39
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
--------------------------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.10     $ 118.69
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(SM) MODIFIED TEXAS TSA CONTRACTS


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2007 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.34%.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                     For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                               1998        1999
--------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit Value                                                                                 $ 45.07    $  52.39
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         24,361      22,434
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $323.75    $ 399.74
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         17,231      16,705
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $126.48    $ 124.96
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            314         360
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $117.72    $ 160.04
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            971         926
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 116.36
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         887
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $130.07    $ 125.76
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            557         622
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $118.57    $ 149.64
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,101         976
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit Value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $127.97    $ 149.82
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            444         617
--------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                               2000        2001        2002
--------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit Value                                                                                $  51.10    $  49.61    $  42.91
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         20,413      19,822      23,382
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 339.28    $ 299.82    $ 197.84
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         15,685      14,197      11,899
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 134.60    $ 143.62    $ 154.25
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            309         587         915
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 121.54    $  92.48    $  82.20
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,028         945       5,013
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  93.70    $  70.28    $  47.74
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,596       2,788       2,376
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 138.33    $ 147.79    $ 157.39
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            566         899         950
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 168.29    $ 144.40    $  99.61
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,895       1,988       1,955
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit Value                                                                                      --    $  94.39    $  80.42
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --       1,544       1,981
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 165.28    $ 172.07    $ 141.48
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            634       1,044       1,282
--------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $  75.52
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --         928
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2003         2004         2005
--------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.15     $ 120.39     $ 128.35
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               8           52          122
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.15     $ 106.86     $ 108.01
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               6           36           59
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.14     $ 110.71     $ 112.78
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               5           45          112
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit Value                                                                                 $  50.77     $  55.12     $  57.47
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          21,629       20,419       19,656
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.96     $ 118.97     $ 125.20
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              18          187          491
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 292.96     $ 331.00     $ 341.80
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          11,092       10,296        9,393
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 155.83     $ 157.11     $ 157.33
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             788          676          613
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.83     $ 128.38     $ 146.39
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           4,603        4,375        4,333
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  58.02     $  62.04     $  70.34
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           2,212        1,969        1,822
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 161.18     $ 165.40     $ 166.86
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             827          741          726
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 138.85     $ 156.54     $ 172.65
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,959        1,889        1,791
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit Value                                                                                 $ 102.15     $ 114.33     $ 118.93
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           2,115        2,295        2,451
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  99.46     $ 101.69     $ 107.84
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3           12           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 183.13     $ 199.77     $ 202.92
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,316        1,357        1,330
--------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  95.40     $ 114.50     $ 125.21
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             946        1,012        1,260
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 106.97     $ 112.04
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           33          232
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                        For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2006         2007
--------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 149.30     $ 156.38
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             364          741
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 113.35     $ 118.31
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              91          231
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 121.01     $ 125.94
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             222          406
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit Value                                                                                 $  63.00     $  66.55
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          18,359       17,845
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 141.45     $ 148.46
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,337        2,455
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 374.77     $ 384.25
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           8,175        6,992
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 160.48     $ 169.61
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             532          504
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 178.84     $ 197.62
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           4,232        4,096
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  69.04     $  77.63
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,671        1,480
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 171.37     $ 177.18
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             670          670
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 186.13     $ 214.81
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,655        1,500
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit Value                                                                                 $ 142.44     $ 134.27
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           2,714        9,158
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.96     $ 110.01
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              57           50
--------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 242.07     $ 241.63
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,272        1,248
--------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 155.26     $ 168.78
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,505        1,600
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 128.19     $ 131.14
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             292          333
--------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2007 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.34%. (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                     For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                1998         1999
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 107.58
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            4
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 106.78
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            8
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 271.24     $ 322.15
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           3,805        4,579
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 106.57
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            5
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2000        2001        2002
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.06    $  86.73    $  62.93
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              15          33          57
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --    $  53.85
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          19
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.59    $ 107.86    $  80.17
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              44          95       1,211
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 287.40    $ 249.66    $ 191.65
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           4,346       4,083       3,648
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  92.84    $  76.01    $  56.98
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              18          33          55
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  99.98    $  85.41    $  68.70
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              86         420         738
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --    $  67.65
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          61
--------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --    $ 107.03
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --         207
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                               2003        2004        2005
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  79.44    $  81.19    $  87.10
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             89         119         143
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  65.86    $  68.57    $  71.11
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             39          47          67
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 104.00    $ 113.80    $ 119.08
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,179       1,112       1,015
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 103.98
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          29
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 242.29    $ 264.16    $ 272.79
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,539       3,395       3,219
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 114.58    $  97.50
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           3           4
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  77.69    $  82.05    $  84.15
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            125         207         204
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  97.34    $ 111.43    $ 116.94
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,109       1,389       1,577
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 105.04
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 116.54
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --         251
--------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  88.51    $  99.21    $ 114.65
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            175         317         437
--------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 115.00
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          13
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 109.16    $ 112.11    $ 113.06
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            316         410         574
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                      For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                               2006         2007
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  90.43     $ 100.04
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            167          196
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  75.35     $  78.41
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            101          163
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 131.65     $ 132.02
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            923        1,410
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 110.75     $ 112.33
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             87          152
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $  96.94
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           37
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 310.53     $ 322.33
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,920        2,757
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  99.48     $ 107.28
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             46          131
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  87.90     $  96.54
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            185          218
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 128.68     $ 137.14
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,735        1,869
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 104.29     $ 105.01
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             90          570
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 108.22     $  97.55
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              8           50
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $  95.16
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          176
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 116.29     $ 118.65
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             39           65
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 136.64     $ 147.33
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            362          647
--------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 134.89     $ 153.33
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            534          576
--------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 142.55     $ 163.42
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             67          165
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 116.08     $ 118.07
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            643          748
--------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2007 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.34%. (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                              ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                1998         1999
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------------------------------------------------------
  Unit Value                                                                                 $ 128.20     $ 124.26
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             581          648
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 104.48
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           18
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 161.04     $ 275.93
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,090        2,427
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.82     $ 105.28
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             859          721
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  30.55     $  31.63
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,261        1,516
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2000         2001        2002
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------------------------------------------------------
  Unit Value                                                                                 $ 131.45     $ 120.85     $ 96.50
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             521          532         484
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.37     $  84.85     $ 66.13
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              68           87         118
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 220.97     $ 143.76     $ 93.15
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           3,720        3,422       2,890
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 105.89     $ 92.40
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --         337
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.21     $ 112.05     $ 94.29
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             628        1,238       1,835
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  33.15     $  33.96     $ 34.00
--------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           1,458        1,796       1,816
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2003         2004         2005
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------------------------------------------------------
  Unit Value                                                                                 $ 120.74     $ 132.08     $ 135.43
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             448          414          382
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  79.62     $  87.51     $  92.55
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             161          140          132
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.84     $ 132.05     $ 142.04
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           2,681        2,410        2,130
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 106.40
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           13
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $  99.99
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           71
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 105.99
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           11
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 105.62
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           13
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 111.49
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           67
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 119.55     $ 130.34     $ 142.37
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             779          950        1,217
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 123.98     $ 144.14     $ 158.32
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,967        2,104        2,279
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  33.81     $  33.69     $  34.19
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,322        1,198        1,383
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 104.66     $ 108.84
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1           17
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $  99.35
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           82
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                       For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2006         2007
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------------------------------------------------------
  Unit Value                                                                                 $ 160.85     $ 156.76
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             362          351
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.13     $ 105.70
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             116          107
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 151.04     $ 172.29
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,844        1,655
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 112.16     $ 104.09
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             108          128
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 100.45     $ 106.43
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             113          147
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 122.57     $ 125.12
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              75          105
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 117.43     $ 128.22
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              25           38
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 123.66     $ 122.70
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              94          162
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 153.56     $ 172.77
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,548        1,770
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 175.70     $ 170.56
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           2,273        2,189
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  35.33     $  36.61
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           2,018        2,683
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 115.92     $ 138.16
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              23           87
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.10     $ 107.40
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              32          228
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 110.94     $ 115.70
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              14           82
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  95.19
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           11
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 110.99     $ 107.56
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               9           51
--------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  98.40     $ 108.22
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             167          270
--------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2007 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.34%. (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                     For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                               1998         1999
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 89.92     $ 105.59
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         25,634       20,946
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $150.42     $ 143.43
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,164          998
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                               2000        2001        2002
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $  81.53
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          72
--------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $  90.59
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  90.70    $  67.13    $  47.48
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         18,138      16,058      13,832
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 106.73
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --         264
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $ 103.48
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 129.28    $ 128.74    $ 123.58
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            800         770         696
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $  89.80
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $  76.43
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          91
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $  67.87
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --         138
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --    $  79.08
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --         127
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2003         2004        2005
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $  99.80
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          13
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 117.33     $ 136.22    $ 140.12
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             260          448         537
--------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 111.22    $ 114.11
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            6          36
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 109.24    $ 117.48
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1          41
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $ 104.29
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          47
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 139.97     $ 171.42    $ 225.55
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1           4
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $ 123.74
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          32
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  64.75     $  72.04    $  77.39
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          12,726       11,588      10,645
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.24     $ 111.97    $ 112.40
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             311          350         375
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 131.33     $ 145.85    $ 154.20
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 149.82     $ 161.02    $ 164.14
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             769          764         768
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 119.35     $ 139.26    $ 158.76
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2           5
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  96.62     $ 104.55    $ 110.09
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             122          130         128
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  87.47     $  92.04    $  97.62
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             219          259         267
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.28     $ 115.47    $ 122.01
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             163          204         263
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                      For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2006         2007
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.36     $ 106.35
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              47           70
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 162.73     $ 157.60
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             672          766
--------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 108.07     $ 114.32
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              43          530
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.58     $ 108.35
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              30          188
--------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 132.31     $ 132.06
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              94          127
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 119.26     $ 114.71
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             110          144
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 305.48     $ 428.77
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               9           12
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 133.39     $ 161.09
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              93          226
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  82.87
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --        1,184
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  80.76     $  89.29
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           9,159        7,790
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 115.08     $ 120.64
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             370          371
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 160.25     $ 172.67
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            2
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 178.48     $ 182.06
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             737          723
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 196.45     $ 217.99
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               8           10
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 123.37     $ 127.80
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             120          130
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  96.42     $ 105.82
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             257          266
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 143.64     $ 146.86
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             308          335
--------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2007 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.34%. (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                        For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                             1998    1999    2000    2001
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                               2002         2003         2004
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  93.12     $ 128.84     $ 142.14
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --            3
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  94.23     $ 130.87     $ 148.90
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --            2
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $ 114.58
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --            3
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 112.38     $ 152.31     $ 175.98
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            239          434          622
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  86.91     $ 135.56     $ 140.86
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2005         2006         2007
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 152.12     $ 164.64     $ 181.90
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            5            6
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 157.77     $ 178.79     $ 176.71
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            3            3
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 121.52     $ 132.13     $ 135.15
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              80          216          317
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 181.76     $ 208.22     $ 185.20
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             739          794          739
--------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 154.88     $ 164.29     $ 192.05
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            2            2
--------------------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 108.32     $ 114.60
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           11           60
--------------------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 109.27     $ 115.74
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            7           61
--------------------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 110.16     $ 116.71
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            4           29
--------------------------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 110.95     $ 118.00
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            3           23
--------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(SM) VANTAGE(SM) ACTS CONTRACTS


THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2007, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.



--------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2002        2003         2004
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 89.58     $ 105.98     $ 114.42
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 82.19     $ 105.07     $ 118.36
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            1            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 77.18     $  98.13     $ 118.54
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 64.32     $  81.73     $  84.06
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 63.97     $  81.20     $  88.88
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 69.75     $  99.46     $ 114.60
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $107.78     $ 110.63     $ 114.36
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $110.53     $ 110.38     $ 110.46
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 82.10     $ 118.92     $ 138.95
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit Value                                                                                      --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2005         2006         2007
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 119.07     $ 130.44     $ 137.64
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            4            9
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 164.19
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           12
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 123.92     $ 149.38     $ 141.72
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               5            9            5
--------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 130.47     $ 162.83     $ 178.16
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            6           10
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  90.77     $  94.85     $ 105.61
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  92.14     $ 105.31     $ 109.75
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4            7           12
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 121.04     $ 134.05     $ 143.79
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            5            9
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 116.07     $ 119.94     $ 122.80
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            2            3
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 112.56     $ 116.79     $ 121.44
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 143.86     $ 168.15     $ 163.91
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            4            7
--------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit Value                                                                                       --           --     $ 116.72
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            5
--------------------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A


INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting
   Firm................................................................    FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2007.............    FSA-3
   Statements of Operations for the Year Ended December 31, 2007.......   FSA-32
   Statements of Changes in Net Assets for the Years Ended
      December 31, 2007 and 2006.......................................   FSA-43
   Notes to Financial Statements.......................................   FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm................      F-1
   Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2007 and 2006.............      F-4
   Consolidated Statements of Earnings, Years Ended December 31, 2007,
      2006 and 2005....................................................      F-5
   Consolidated Statements of Shareholder's Equity and Comprehensive
      Income, Years Ended December 31, 2007, 2006 and 2005.............      F-6
   Consolidated Statements of Cash Flows, Years Ended December 31,
      2007, 2006 and 2005..............................................      F-7
   Notes to Consolidated Financial Statements..........................      F-9



                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account A of AXA Equitable Life Insurance Company:



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A at December 31, 2007, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2007 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
April 9, 2007


                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2007

                                                      AXA Aggressive    AXA Conservative   AXA Conservative-Plus
                                                        Allocation         Allocation            Allocation
                                                     ----------------   ----------------   ---------------------
Assets:
Investments in shares of The Trusts, at fair value   $    161,377,875   $     44,775,311   $          80,094,710
Receivable for The Trusts shares sold ............                 --                 --                      --
Receivable for policy-related transactions .......            326,798            201,961                 315,706
                                                     ----------------   ----------------   ---------------------
  Total assets ...................................        161,704,673         44,977,272              80,410,416
                                                     ----------------   ----------------   ---------------------
Liabilities:
Payable for The Trusts shares purchased ..........            326,798            201,961                 315,706
Payable for policy-related transactions ..........                 --                 --                      --
                                                     ----------------   ----------------   ---------------------
  Total liabilities ..............................            326,798            201,961                 315,706
                                                     ----------------   ----------------   ---------------------
Net Assets .......................................   $    161,377,875   $     44,775,311   $          80,094,710
                                                     ================   ================   =====================
Net Assets:
Accumulation Units ...............................        161,375,902         44,770,678              80,091,780
Contracts in payout (annuitization) period .......                 --                 --                      --
Retained by AXA Equitable in Separate Account A ..              1,973              4,633                   2,930
                                                     ----------------   ----------------   ---------------------
Total net assets .................................   $    161,377,875   $     44,775,311   $          80,094,710
                                                     ================   ================   =====================
Investments in shares of The Trusts, at cost .....   $    164,087,145   $     45,608,467   $          81,449,579
The Trusts shares held
 Class A .........................................                 --                 --                      --
 Class B .........................................         10,992,371          4,106,688               6,909,254


                                                       AXA Moderate     AXA Moderate-Plus    EQ/AllianceBernstein
                                                        Allocation          Allocation           Common Stock
                                                     ----------------   ------------------   ---------------------
Assets:
Investments in shares of The Trusts, at fair value   $  1,761,631,756   $      513,807,219   $       3,677,531,119
Receivable for The Trusts shares sold ............                 --                   --               4,611,071
Receivable for policy-related transactions .......          4,039,609            1,394,497                      --
                                                     ----------------   ------------------   ---------------------
  Total assets ...................................      1,765,671,365          515,201,716           3,682,142,190
                                                     ----------------   ------------------   ---------------------
Liabilities:
Payable for The Trusts shares purchased ..........             72,340            1,394,497                      --
Payable for policy-related transactions ..........                 --                   --               2,330,026
                                                     ----------------   ------------------   ---------------------
  Total liabilities ..............................             72,340            1,394,497               2,330,026
                                                     ----------------   ------------------   ---------------------
Net Assets .......................................   $  1,765,599,025   $      513,807,219   $       3,679,812,164
                                                     ================   ==================   =====================
Net Assets:
Accumulation Units ...............................      1,757,188,352          513,806,130           3,655,646,294
Contracts in payout (annuitization) period .......          8,410,673                   --              24,165,870
Retained by AXA Equitable in Separate Account A ..                 --                1,089                      --
                                                     ----------------   ------------------   ---------------------
Total net assets .................................   $  1,765,599,025   $      513,807,219   $       3,679,812,164
                                                     ================   ==================   =====================
Investments in shares of The Trusts, at cost .....   $  1,606,323,470   $      513,985,300   $       3,413,769,277
The Trusts shares held
 Class A .........................................         93,041,952                   --             172,848,651
 Class B .........................................         10,027,603           36,834,903               8,647,126

                                                                EQ/AllianceBernstein
                                                                    Intermediate
                                                                     Government
                                                                     Securities
                                                               ---------------------
Assets:
Investments in shares of The Trusts, at fair value .........   $         121,962,632
Receivable for The Trusts shares sold ......................                   2,924
Receivable for policy-related transactions .................                 301,232
                                                               ---------------------
  Total assets .............................................             122,266,788
                                                               ---------------------
Liabilities:
Payable for The Trusts shares purchased ....................                      --
Payable for policy-related transactions ....................                      --
                                                               ---------------------
  Total liabilities ........................................                      --
                                                               ---------------------
Net Assets .................................................   $         122,266,788
                                                               =====================
Net Assets:
Accumulation Units .........................................             121,757,066
Contracts in payout (annuitization) period .................                 509,722
Retained by AXA Equitable in Separate Account A ............                      --
                                                               ---------------------
Total net assets ...........................................   $         122,266,788
                                                               =====================
Investments in shares of The Trusts, at cost ...............   $         124,214,462
The Trusts shares held
 Class A ...................................................               9,202,409
 Class B ...................................................               3,143,572

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                               EQ/AllianceBernstein   EQ/AllianceBernstein
                                                                  International         Large Cap Growth

                                                               --------------------   --------------------
Assets:
Investments in shares of The Trusts, at fair value .........   $        964,792,596   $        145,863,839
Receivable for The Trusts shares sold ......................                 44,804                     --
Receivable for policy-related transactions .................                     --                 30,637
                                                               --------------------   --------------------
  Total assets .............................................            964,837,400            145,894,476
                                                               --------------------   --------------------
Liabilities:
Payable for The Trusts shares purchased ....................                     --                 30,637
Payable for policy-related transactions ....................                 44,804                     --
                                                               --------------------   --------------------
  Total liabilities ........................................                 44,804                 30,637
                                                               --------------------   --------------------
Net Assets .................................................   $        964,792,596   $        145,863,839
                                                               ====================   ====================
Net Assets:
Accumulation Units .........................................            960,791,339            145,853,774
Contracts in payout (annuitization) period .................              3,047,028                     --
Retained by AXA Equitable in Separate Account A ............                954,229                 10,065
                                                               --------------------   --------------------
Total net assets ...........................................   $        964,792,596   $        145,863,839
                                                               ====================   ====================
Investments in shares of The Trusts, at cost ...............   $        775,260,242   $        119,499,122
The Trusts shares held
 Class A ...................................................             58,230,287                     --
 Class B ...................................................              8,562,124             16,657,015


                                                               EQ/AllianceBernstein   EQ/AllianceBernstein   EQ/AllianceBernstein
                                                                   Quality Bond         Small Cap Growth            Value
                                                               --------------------   --------------------   --------------------
Assets:
Investments in shares of The Trusts, at fair value .........   $        157,148,978   $        391,511,183   $      1,508,331,322
Receivable for The Trusts shares sold ......................                126,557                     --                857,895
Receivable for policy-related transactions .................                     --                199,602                     --
                                                               --------------------   --------------------   --------------------
  Total assets .............................................            157,275,535            391,710,785          1,509,189,217
                                                               --------------------   --------------------   --------------------
Liabilities:
Payable for The Trusts shares purchased ....................                     --                190,851                     --
Payable for policy-related transactions ....................                  1,508                     --              1,788,893
                                                               --------------------   --------------------   --------------------
  Total liabilities ........................................                  1,508                190,851              1,788,893
                                                               --------------------   --------------------   --------------------
Net Assets .................................................   $        157,274,027   $        391,519,934   $      1,507,400,324
                                                               ====================   ====================   ====================
Net Assets:
Accumulation Units .........................................            156,435,661            389,336,898          1,500,223,005
Contracts in payout (annuitization) period .................                838,366              2,183,036              7,127,679
Retained by AXA Equitable in Separate Account A ............                     --                     --                 49,640
                                                               --------------------   --------------------   --------------------
Total net assets ...........................................   $        157,274,027   $        391,519,934   $      1,507,400,324
                                                               ====================   ====================   ====================
Investments in shares of The Trusts, at cost ...............   $        160,834,863   $        363,799,932   $      1,616,746,325
The Trusts shares held
 Class A ...................................................             12,395,490             20,286,076             88,938,730
 Class B ...................................................              3,430,714              3,728,659             16,802,872

                                                                                     EQ/AXA
                                                                                   Rosenberg
                                                                  EQ/Ariel        Value Long/
                                                               Appreciation II    Short Equity
                                                               ---------------   ---------------
Assets:
Investments in shares of The Trusts, at fair value .........   $     3,237,190   $     8,993,345
Receivable for The Trusts shares sold ......................               993                --
Receivable for policy-related transactions .................                --            95,656
                                                               ---------------   ---------------
  Total assets .............................................         3,238,183         9,089,001
                                                               ---------------   ---------------
Liabilities:
Payable for The Trusts shares purchased ....................                --            95,656
Payable for policy-related transactions ....................               993                --
                                                               ---------------   ---------------
  Total liabilities ........................................               993            95,656
                                                               ---------------   ---------------
Net Assets .................................................   $     3,237,190   $     8,993,345
                                                               ===============   ===============
Net Assets:
Accumulation Units .........................................         3,236,464         8,989,226
Contracts in payout (annuitization) period .................                --                --
Retained by AXA Equitable in Separate Account A ............               726             4,119
                                                               ---------------   ---------------
Total net assets ...........................................   $     3,237,190   $     8,993,345
                                                               ===============   ===============
Investments in shares of The Trusts, at cost ...............   $     3,281,793   $     9,098,693
The Trusts shares held
 Class A ...................................................                --                --
 Class B ...................................................           295,620           838,932

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                EQ/BlackRock      EQ/BlackRock       EQ/Boston
                                                                 Basic Value      International       Advisors
                                                                   Equity             Value         Equity Income
                                                               ---------------   ---------------   ---------------
Assets:
Investments in shares of The Trusts, at fair value .........   $   383,208,474   $   351,821,662   $    58,381,399
Receivable for The Trusts shares sold ......................                --           154,985                --
Receivable for policy-related transactions .................            42,376                --            88,404
                                                               ---------------   ---------------   ---------------
  Total assets .............................................       383,250,850       351,976,647        58,469,803
                                                               ---------------   ---------------   ---------------
Liabilities:
Payable for The Trusts shares purchased ....................            42,376                --            88,404
Payable for policy-related transactions ....................                --           154,985                --
                                                               ---------------   ---------------   ---------------
  Total liabilities ........................................            42,376           154,985            88,404
                                                               ---------------   ---------------   ---------------
Net Assets .................................................   $   383,208,474   $   351,821,662   $    58,381,399
                                                               ===============   ===============   ===============
Net Assets:
Accumulation Units .........................................       383,187,678       351,706,737        58,353,793
Contracts in payout (annuitization) period .................                --                --                --
Retained by AXA Equitable in Separate Account A ............            20,796           114,925            27,606
                                                               ---------------   ---------------   ---------------
Total net assets ...........................................   $   383,208,474   $   351,821,662   $    58,381,399
                                                               ===============   ===============   ===============
Investments in shares of The Trusts, at cost ...............   $   388,807,159   $   343,925,691   $    60,786,945
The Trusts shares held
 Class A ...................................................                --                --                --
 Class B ...................................................        24,407,514        21,811,064         8,894,437

                                                              EQ/Calvert     EQ/Capital    EQ/Capital    EQ/Caywood-Scholl
                                                               Socially       Guardian      Guardian         High Yield
                                                              Responsible      Growth       Research            Bond
                                                              ------------  ------------  ------------  ------------------
Assets:
Investments in shares of The Trusts, at fair value .........  $ 24,115,318  $ 18,094,190  $256,908,128  $       27,417,573
Receivable for The Trusts shares sold ......................            --       112,774        58,350                  --
Receivable for policy-related transactions .................        44,922            --            --              42,499
                                                              ------------  ------------  ------------  ------------------
  Total assets .............................................    24,160,240    18,206,964   256,966,478          27,460,072
                                                              ------------  ------------  ------------  ------------------
Liabilities:
Payable for The Trusts shares purchased ....................        44,922            --            --              42,499
Payable for policy-related transactions ....................            --       112,774        58,350                  --
                                                              ------------  ------------  ------------  ------------------
  Total liabilities ........................................        44,922       112,774        58,350              42,499
                                                              ------------  ------------  ------------  ------------------
Net Assets .................................................  $ 24,115,318  $ 18,094,190  $256,908,128  $       27,417,573
                                                              ============  ============  ============  ==================
Net Assets:
Accumulation Units .........................................    21,860,318    18,074,099   256,826,387          27,416,675
Contracts in payout (annuitization) period .................            --            --            --                  --
Retained by AXA Equitable in Separate Account A ............     2,255,000        20,091        81,741                 898
                                                              ------------  ------------  ------------  ------------------
Total net assets ...........................................  $ 24,115,318  $ 18,094,190  $256,908,128  $       27,417,573
                                                              ============  ============  ============  ==================
Investments in shares of The Trusts, at cost ...............  $ 22,733,229  $ 17,599,068  $240,785,720  $       28,985,069
The Trusts shares held
 Class A ...................................................            --            --            --                  --
 Class B ...................................................     2,649,594     1,224,469    18,507,422           6,152,520

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                  EQ/Davis                       EQ/Evergreen
                                                                  New York        EQ/Equity      International
                                                                   Venture        500 Index           Bond
                                                               --------------   --------------   --------------
Assets:
Investments in shares of The Trusts, at fair value .........   $    6,152,404   $1,027,712,624   $   22,864,790
Receivable for The Trusts shares sold ......................               --               --               --
Receivable for policy-related transactions .................           51,438               --          207,077
                                                               --------------   --------------   --------------
  Total assets .............................................        6,203,842    1,027,712,624       23,071,867
                                                               --------------   --------------   --------------
Liabilities:
Payable for The Trusts shares purchased ....................           50,099          189,230          206,101
Payable for policy-related transactions ....................               --        1,185,580               --
                                                               --------------   --------------   --------------
  Total liabilities ........................................           50,099        1,374,810          206,101
                                                               --------------   --------------   --------------
Net Assets .................................................   $    6,153,743   $1,026,337,814   $   22,865,766
                                                               ==============   ==============   ==============
Net Assets:
Accumulation Units .........................................        6,153,743    1,021,426,206       22,865,766
Contracts in payout (annuitization) period .................               --        4,911,608               --
Retained by AXA Equitable in Separate Account A ............               --               --               --
                                                               --------------   --------------   --------------
Total net assets ...........................................   $    6,153,743   $1,026,337,814   $   22,865,766
                                                               ==============   ==============   ==============
Investments in shares of The Trusts, at cost ...............   $    6,221,486   $  938,923,999   $   22,212,662
The Trusts shares held
 Class A ...................................................               --       35,354,987               --
 Class B ...................................................          552,873        4,121,422        2,124,924

                                                                                                                   EQ/Franklin
                                                                EQ/Evergreen        EQ/FI         EQ/Franklin       Small Cap
                                                                    Omega          Mid Cap           Income           Value
                                                               --------------   --------------   --------------   --------------
Assets:
Investments in shares of The Trusts, at fair value .........   $   28,728,234   $  364,157,306   $   86,647,941   $    6,400,916
Receivable for The Trusts shares sold ......................           11,310               --               --            1,980
Receivable for policy-related transactions .................               --          372,469          332,907               --
                                                               --------------   --------------   --------------   --------------
  Total assets .............................................       28,739,544      364,529,775       86,980,848        6,402,896
                                                               --------------   --------------   --------------   --------------
Liabilities:
Payable for The Trusts shares purchased ....................               --          372,469          331,061               --
Payable for policy-related transactions ....................           11,310               --               --            1,044
                                                               --------------   --------------   --------------   --------------
  Total liabilities ........................................           11,310          372,469          331,061            1,044
                                                               --------------   --------------   --------------   --------------
Net Assets .................................................   $   28,728,234   $  364,157,306   $   86,649,787   $    6,401,852
                                                               ==============   ==============   ==============   ==============
Net Assets:
Accumulation Units .........................................       28,671,173      364,140,874       86,649,787        6,401,852
Contracts in payout (annuitization) period .................               --               --               --               --
Retained by AXA Equitable in Separate Account A ............           57,061           16,432               --               --
                                                               --------------   --------------   --------------   --------------
Total net assets ...........................................   $   28,728,234   $  364,157,306   $   86,649,787   $    6,401,852
                                                               ==============   ==============   ==============   ==============
Investments in shares of The Trusts, at cost ...............   $   28,952,622   $  390,284,264   $   90,780,603   $    6,947,863
The Trusts shares held
 Class A ...................................................               --               --               --               --
 Class B ...................................................        3,163,541       36,574,815        8,430,425          650,464

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                               EQ/Franklin
                                                                Templeton      EQ/GAMCO        EQ/GAMCO
                                                                 Founding      Mergers and   Small Company
                                                                 Strategy     Acquisitions       Value
                                                               ------------   ------------   ------------
Assets:
Investments in shares of The Trusts, at fair value .........   $ 27,826,791   $ 12,894,827   $127,589,633
Receivable for The Trusts shares sold ......................             --             --             --
Receivable for policy-related transactions .................        121,348         34,912        256,948
                                                               ------------   ------------   ------------
  Total assets .............................................     27,948,139     12,929,739    127,846,581
                                                               ------------   ------------   ------------
Liabilities:
Payable for The Trusts shares purchased ....................        120,989         34,912        253,491
Payable for policy-related transactions ....................             --             --             --
                                                               ------------   ------------   ------------
  Total liabilities ........................................        120,989         34,912        253,491
                                                               ------------   ------------   ------------
Net Assets .................................................   $ 27,827,150   $ 12,894,827   $127,593,090
                                                               ============   ============   ============
Net Assets:
Accumulation Units .........................................     27,827,150     12,892,220    127,593,089
Contracts in payout (annuitization) period .................             --             --             --
Retained by AXA Equitable in Separate Account A ............             --          2,607             --
                                                               ------------   ------------   ------------
Total net assets ...........................................   $ 27,827,150   $ 12,894,827   $127,593,090
                                                               ============   ============   ============
Investments in shares of The Trusts, at cost ...............   $ 28,821,549   $ 13,444,264   $128,360,031
The Trusts shares held
 Class A ...................................................             --             --             --
 Class B ...................................................      2,902,912      1,054,132      4,039,305

                                                                                               EQ/JPMorgan
                                                         EQ/International    EQ/JPMorgan          Value         EQ/Legg Mason
                                                               Growth         Core Bond       Opportunities      Value Equity
                                                         ----------------  ----------------  ----------------  ----------------
Assets:
Investments in shares of The Trusts, at fair value ....  $     37,401,590  $    138,134,888  $     64,848,110  $     20,937,673
Receivable for The Trusts shares sold .................                --                --            83,317                --
Receivable for policy-related transactions ............           103,721            94,789                --            24,383
                                                         ----------------  ----------------  ----------------  ----------------
  Total assets ........................................        37,505,311       138,229,677        64,931,427        20,962,056
                                                         ----------------  ----------------  ----------------  ----------------
Liabilities:
Payable for The Trusts shares purchased ...............           103,721            94,789                --            24,383
Payable for policy-related transactions ...............                --                --            83,317                --
                                                         ----------------  ----------------  ----------------  ----------------
  Total liabilities ...................................           103,721            94,789            83,317            24,383
                                                         ----------------  ----------------  ----------------  ----------------
Net Assets ............................................  $     37,401,590  $    138,134,888  $     64,848,110  $     20,937,673
                                                         ================  ================  ================  ================
Net Assets:
Accumulation Units ....................................        37,400,922       138,131,000        64,820,214        20,937,106
Contracts in payout (annuitization) period ............                --                --                --                --
Retained by AXA Equitable in Separate Account A .......               668             3,888            27,896               567
                                                         ----------------  ----------------  ----------------  ----------------
Total net assets ......................................  $     37,401,590  $    138,134,888  $     64,848,110  $     20,937,673
                                                         ================  ================  ================  ================
Investments in shares of The Trusts, at cost ..........  $     37,063,297  $    142,127,323  $     72,362,395  $     21,742,041
The Trusts shares held
 Class A ..............................................                --                --                --                --
 Class B ..............................................         5,163,619        12,774,034         5,562,993         2,035,231

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                         EQ/Lord Abbett
                                                             EQ/Long         Growth      EQ/Lord Abbett
                                                            Term Bond      and Income    Large Cap Core
                                                         --------------  --------------  --------------
Assets:
Investments in shares of The Trusts, at fair value ....  $   23,945,843  $   16,386,315  $    7,111,640
Receivable for The Trusts shares sold .................              --           7,289              --
Receivable for policy-related transactions ............          64,605              --           8,934
                                                         --------------  --------------  --------------
  Total assets ........................................      24,010,448      16,393,604       7,120,574
                                                         --------------  --------------  --------------
Liabilities:
Payable for The Trusts shares purchased ...............          64,605              --           8,934
Payable for policy-related transactions ...............              --           7,289              --
                                                         --------------  --------------  --------------
  Total liabilities ...................................          64,605           7,289           8,934
                                                         --------------  --------------  --------------
Net Assets ............................................  $   23,945,843  $   16,386,315  $    7,111,640
                                                         ==============  ==============  ==============
Net Assets:
Accumulation Units ....................................      23,944,275      16,386,021       7,108,178
Contracts in payout (annuitization) period ............              --              --              --
Retained by AXA Equitable in Separate Account A .......           1,568             294           3,462
                                                         --------------  --------------  --------------
Total net assets ......................................  $   23,945,843  $   16,386,315  $    7,111,640
                                                         ==============  ==============  ==============
Investments in shares of The Trusts, at cost ..........  $   23,481,464  $   16,778,594  $    6,919,218
The Trusts shares held
 Class A ..............................................              --              --              --
 Class B ..............................................       1,748,579       1,347,486         564,429


                                                         EQ/Lord Abbett      EQ/Marsico       EQ/Money        EQ/Montag &
                                                          Mid Cap Value        Focus           Market       Caldwell Growth
                                                         ---------------  ---------------  ---------------  ---------------
Assets:
Investments in shares of The Trusts, at fair value ....  $    28,444,914  $   411,140,613  $   195,402,493  $    14,639,800
Receivable for The Trusts shares sold .................               --               --               --          227,015
Receivable for policy-related transactions ............           11,937          457,315               --               --
                                                         ---------------  ---------------  ---------------  ---------------
  Total assets ........................................       28,456,851      411,597,928      195,402,493       14,866,815
                                                         ---------------  ---------------  ---------------  ---------------
Liabilities:
Payable for The Trusts shares purchased ...............           11,937          449,216           55,294               --
Payable for policy-related transactions ...............               --               --        3,283,850          227,015
                                                         ---------------  ---------------  ---------------  ---------------
  Total liabilities ...................................           11,937          449,216        3,339,144          227,015
                                                         ---------------  ---------------  ---------------  ---------------
Net Assets ............................................  $    28,444,914  $   411,148,712  $   192,063,349  $    14,639,800
                                                         ===============  ===============  ===============  ===============
Net Assets:
Accumulation Units ....................................       28,441,647      411,148,712      191,268,865       14,636,656
Contracts in payout (annuitization) period ............               --               --          794,484               --
Retained by AXA Equitable in Separate Account A .......            3,267               --               --            3,144
                                                         ---------------  ---------------  ---------------  ---------------
Total net assets ......................................  $    28,444,914  $   411,148,712  $   192,063,349  $    14,639,800
                                                         ===============  ===============  ===============  ===============
Investments in shares of The Trusts, at cost ..........  $    31,747,217  $   377,885,581  $   195,688,379  $    14,172,726
The Trusts shares held
 Class A ..............................................               --               --      151,353,249               --
 Class B ..............................................        2,442,441       23,406,687       44,034,394        2,227,365

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                                              EQ/Oppenheimer
                                                            EQ/Mutual       EQ/Oppenheimer     Main Street
                                                             Shares             Global         Opportunity
                                                         ----------------  ----------------  ----------------
Assets:
Investments in shares of The Trusts, at fair value ....  $     36,145,037  $     13,149,917  $      1,547,450
Receivable for The Trusts shares sold .................                --                --                --
Receivable for policy-related transactions ............            68,778            32,500            13,342
                                                         ----------------  ----------------  ----------------
  Total assets ........................................        36,213,815        13,182,417         1,560,792
                                                         ----------------  ----------------  ----------------
Liabilities:
Payable for The Trusts shares purchased ...............            68,467            31,822            13,342
Payable for policy-related transactions ...............                --                --                --
                                                         ----------------  ----------------  ----------------
  Total liabilities ...................................            68,467            31,822            13,342
                                                         ----------------  ----------------  ----------------
Net Assets ............................................  $     36,145,348  $     13,150,595  $      1,547,450
                                                         ================  ================  ================
Net Assets:
Accumulation Units ....................................        36,145,348        13,150,595         1,547,326
Contracts in payout (annuitization) period ............                --                --                --
Retained by AXA Equitable in Separate Account A .......                --                --               124
                                                         ----------------  ----------------  ----------------
Total net assets ......................................  $     36,145,348  $     13,150,595  $      1,547,450
                                                         ================  ================  ================
Investments in shares of The Trusts, at cost ..........  $     37,143,280  $     13,412,009  $      1,666,442
The Trusts shares held
 Class A ..............................................                --                --                --
 Class B ..............................................         3,310,023         1,145,392           145,752

                                                         EQ/Oppenheimer
                                                           Main Street       EQ/PIMCO         EQ/Short        EQ/Small
                                                            Small Cap       Real Return     Duration Bond   Company Index
                                                         ---------------  ---------------  ---------------  ---------------
Assets:
Investments in shares of The Trusts, at fair value ....  $     7,886,375  $    48,681,860  $    11,897,227  $   162,680,349
Receivable for The Trusts shares sold .................               --               --               --               --
Receivable for policy-related transactions ............           22,607          223,289           10,628           64,513
                                                         ---------------  ---------------  ---------------  ---------------
  Total assets ........................................        7,908,982       48,905,149       11,907,855      162,744,862
                                                         ---------------  ---------------  ---------------  ---------------
Liabilities:
Payable for The Trusts shares purchased ...............           22,057          223,065           10,628           64,513
Payable for policy-related transactions ...............               --               --               --               --
                                                         ---------------  ---------------  ---------------  ---------------
  Total liabilities ...................................           22,057          223,065           10,628           64,513
                                                         ---------------  ---------------  ---------------  ---------------
Net Assets ............................................  $     7,886,925  $    48,682,084  $    11,897,227  $   162,680,349
                                                         ===============  ===============  ===============  ===============
Net Assets:
Accumulation Units ....................................        7,886,925       48,682,084       11,896,551      162,622,359
Contracts in payout (annuitization) period ............               --               --               --               --
Retained by AXA Equitable in Separate Account A .......               --               --              676           57,990
                                                         ---------------  ---------------  ---------------  ---------------
Total net assets ......................................  $     7,886,925  $    48,682,084  $    11,897,227  $   162,680,349
                                                         ===============  ===============  ===============  ===============
Investments in shares of The Trusts, at cost ..........  $     8,526,894  $    47,068,455  $    11,989,316  $   176,513,176
The Trusts shares held
 Class A ..............................................               --               --               --               --
 Class B ..............................................          749,367        4,617,678        1,178,010       14,013,222

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                                                     EQ/UBS
                                                          EQ/T. Rowe Price     EQ/Templeton          Growth
                                                            Growth  Stock         Growth           and Income
                                                          ----------------   ----------------   ----------------
Assets:
Investments in shares of The Trusts, at fair value ....   $     86,064,257   $     29,894,083   $     27,120,710
Receivable for The Trusts shares sold .................                 --                 --                 --
Receivable for policy-related transactions ............             45,797             83,646             38,065
                                                          ----------------   ----------------   ----------------
  Total assets ........................................         86,110,054         29,977,729         27,158,775
                                                          ----------------   ----------------   ----------------
Liabilities:
Payable for The Trusts shares purchased ...............             38,267             81,367             38,065
Payable for policy-related transactions ...............                 --                 --                 --
                                                          ----------------   ----------------   ----------------
  Total liabilities ...................................             38,267             81,367             38,065
                                                          ----------------   ----------------   ----------------
Net Assets ............................................   $     86,071,787   $     29,896,362   $     27,120,710
                                                          ================   ================   ================
Net Assets:
Accumulation Units ....................................         86,071,787         29,896,362         27,120,037
Contracts in payout (annuitization) period ............                 --                 --                 --
Retained by AXA Equitable in Separate Account A .......                 --                 --                673
                                                          ----------------   ----------------   ----------------
Total net assets ......................................   $     86,071,787   $     29,896,362   $     27,120,710
                                                          ================   ================   ================
Investments in shares of The Trusts, at cost ..........   $     80,834,446   $     30,579,016   $     26,514,539
The Trusts shares held
 Class A ..............................................                 --                 --                 --
 Class B ..............................................          4,013,414          2,735,109          3,963,388

                                                                             EQ/Van Kampen    EQ/Van Kampen
                                                          EQ/Van Kampen    Emerging Markets      Mid Cap         EQ/Van Kampen
                                                             Comstock           Equity            Growth          Real Estate
                                                         ----------------  ----------------  ----------------  ----------------
Assets:
Investments in shares of The Trusts, at fair value ....  $     22,805,643  $    635,075,899  $     45,962,888  $    131,044,381
Receivable for The Trusts shares sold .................            29,966           744,705                --            22,409
Receivable for policy-related transactions ............                --                --           278,306                --
                                                         ----------------  ----------------  ----------------  ----------------
  Total assets ........................................        22,835,609       635,820,604        46,241,194       131,066,790
                                                         ----------------  ----------------  ----------------  ----------------
Liabilities:
Payable for The Trusts shares purchased ...............                --                --           278,306                --
Payable for policy-related transactions ...............            29,966           744,705                --            22,409
                                                         ----------------  ----------------  ----------------  ----------------
  Total liabilities ...................................            29,966           744,705           278,306            22,409
                                                         ----------------  ----------------  ----------------  ----------------
Net Assets ............................................  $     22,805,643  $    635,075,899  $     45,962,888  $    131,044,381
                                                         ================  ================  ================  ================
Net Assets:
Accumulation Units ....................................        22,805,239       634,801,836        45,961,546       131,032,655
Contracts in payout (annuitization) period ............                --                --                --                --
Retained by AXA Equitable in Separate Account A .......               404           274,063             1,342            11,726
                                                         ----------------  ----------------  ----------------  ----------------
Total net assets ......................................  $     22,805,643  $    635,075,899  $     45,962,888  $    131,044,381
                                                         ================  ================  ================  ================
Investments in shares of The Trusts, at cost ..........  $     24,198,553  $    594,656,261  $     45,313,008  $    169,631,530
The Trusts shares held
 Class A ..............................................                --                --                --                --
 Class B ..............................................         2,097,292        33,738,266         2,927,418        15,948,755

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                            MarketPLUS        MarketPLUS        MarketPLUS
                                                          International       Large Cap          Large Cap
                                                               Core              Core             Growth
                                                         ----------------  ----------------  ----------------
Assets:
Investments in shares of The Trusts, at fair value ....  $    117,075,268  $     15,614,899  $    323,038,974
Receivable for The Trusts shares sold .................                --                --           114,238
Receivable for policy-related transactions ............            99,581            18,450                --
                                                         ----------------  ----------------  ----------------
  Total assets ........................................       117,174,849        15,633,349       323,153,212
                                                         ----------------  ----------------  ----------------
Liabilities:
Payable for The Trusts shares purchased ...............            99,581            18,450                --
Payable for policy-related transactions ...............                --                --           114,238
                                                         ----------------  ----------------  ----------------
  Total liabilities ...................................            99,581            18,450           114,238
                                                         ----------------  ----------------  ----------------
Net Assets ............................................  $    117,075,268  $     15,614,899  $    323,038,974
                                                         ================  ================  ================
Net Assets:
Accumulation Units ....................................       117,042,627        15,557,010       323,002,044
Contracts in payout (annuitization) period ............                --                --                --
Retained by AXA Equitable in Separate Account A .......            32,641            57,889            36,930
                                                         ----------------  ----------------  ----------------
Total net assets ......................................  $    117,075,268  $     15,614,899  $    323,038,974
                                                         ================  ================  ================
Investments in shares of The Trusts, at cost ..........  $    122,456,037  $     16,594,350  $    225,485,312
The Trusts shares held
 Class A ..............................................                --                --                --
 Class B ..............................................         9,169,442         1,717,384        18,204,354

                                                            MarketPLUS     Multimanager
                                                             Mid Cap         Aggressive     Multimanager     Multimanager
                                                              Value            Equity         Core Bond       Health Care
                                                         ---------------  ---------------  ---------------  ---------------
Assets:
Investments in shares of The Trusts, at fair value ....  $   458,341,426  $   881,861,439  $    72,081,057  $    53,087,374
Receivable for The Trusts shares sold .................          243,987        1,230,817               --               --
Receivable for policy-related transactions ............               --           48,498           99,659           51,916
                                                         ---------------  ---------------  ---------------  ---------------
  Total assets ........................................      458,585,413      883,140,754       72,180,716       53,139,290
                                                         ---------------  ---------------  ---------------  ---------------
Liabilities:
Payable for The Trusts shares purchased ...............               --               --           81,250           51,916
Payable for policy-related transactions ...............          243,987               --               --               --
                                                         ---------------  ---------------  ---------------  ---------------
  Total liabilities ...................................          243,987               --           81,250           51,916
                                                         ---------------  ---------------  ---------------  ---------------
Net Assets ............................................  $   458,341,426  $   883,140,754  $    72,099,466  $    53,087,374
                                                         ===============  ===============  ===============  ===============
Net Assets:
Accumulation Units ....................................      458,308,124      881,237,355       72,099,466       51,627,520
Contracts in payout (annuitization) period ............               --        1,903,399               --               --
Retained by AXA Equitable in Separate Account A .......           33,302               --               --        1,459,854
                                                         ---------------  ---------------  ---------------  ---------------
Total net assets ......................................  $   458,341,426  $   883,140,754  $    72,099,466  $    53,087,374
                                                         ===============  ===============  ===============  ===============
Investments in shares of The Trusts, at cost ..........  $   584,400,336  $   857,859,625  $    71,078,886  $    53,330,483
The Trusts shares held
 Class A ..............................................               --       27,036,430               --          131,869
 Class B ..............................................       44,436,050          438,483        6,931,012        4,715,866

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                             Multimanager       Multimanager
                                                          Multimanager       International       Large Cap
                                                           High Yield           Equity          Core Equity
                                                         ----------------  ----------------  ----------------
Assets:
Investments in shares of The Trusts, at fair value ....  $    181,635,435  $    121,747,382  $     23,716,571
Receivable for The Trusts shares sold .................           103,847            22,898                --
Receivable for policy-related transactions ............                --                --                --
                                                         ----------------  ----------------  ----------------
  Total assets ........................................       181,739,282       121,770,280        23,716,571
                                                         ----------------  ----------------  ----------------
Liabilities:
Payable for The Trusts shares purchased ...............                --                --             4,567
Payable for policy-related transactions ...............           101,866            22,898         1,431,194
                                                         ----------------  ----------------  ----------------
  Total liabilities ...................................           101,866            22,898         1,435,761
                                                         ----------------  ----------------  ----------------
Net Assets ............................................  $    181,637,416  $    121,747,382  $     22,280,810
                                                         ================  ================  ================
Net Assets:
Accumulation Units ....................................       180,748,969       121,698,606        22,280,810
Contracts in payout (annuitization) period ............           675,790                --                --
Retained by AXA Equitable in Separate Account A .......           212,657            48,776                --
                                                         ----------------  ----------------  ----------------
Total net assets ......................................  $    181,637,416  $    121,747,382  $     22,280,810
                                                         ================  ================  ================
Investments in shares of The Trusts, at cost ..........  $    194,532,417  $    113,183,860  $     23,150,324
The Trusts shares held
 Class A ..............................................        25,669,641               422           121,261
 Class B ..............................................         8,363,458         7,444,920         1,911,747

                                                          Multimanager     Multimanager     Multimanager      Multimanager
                                                            Large Cap        Large Cap         Mid Cap          Mid Cap
                                                             Growth            Value           Growth            Value
                                                         ---------------  ---------------  ---------------  ---------------
Assets:
Investments in shares of The Trusts, at fair value ....  $    42,405,079  $    75,610,519  $    89,034,061  $    71,166,148
Receivable for The Trusts shares sold .................               --               --               --               --
Receivable for policy-related transactions ............           42,479           78,946           17,223           43,864
                                                         ---------------  ---------------  ---------------  ---------------
  Total assets ........................................       42,447,558       75,689,465       89,051,284       71,210,012
                                                         ---------------  ---------------  ---------------  ---------------
Liabilities:
Payable for The Trusts shares purchased ...............           42,479           78,946           17,223           43,864
Payable for policy-related transactions ...............               --               --               --               --
                                                         ---------------  ---------------  ---------------  ---------------
  Total liabilities ...................................           42,479           78,946           17,223           43,864
                                                         ---------------  ---------------  ---------------  ---------------
Net Assets ............................................  $    42,405,079  $    75,610,519  $    89,034,061  $    71,166,148
                                                         ===============  ===============  ===============  ===============
Net Assets:
Accumulation Units ....................................       41,221,183       73,951,605       88,997,616       71,135,000
Contracts in payout (annuitization) period ............               --               --               --               --
Retained by AXA Equitable in Separate Account A .......        1,183,896        1,658,914           36,445           31,148
                                                         ---------------  ---------------  ---------------  ---------------
Total net assets ......................................  $    42,405,079  $    75,610,519  $    89,034,061  $    71,166,148
                                                         ===============  ===============  ===============  ===============
Investments in shares of The Trusts, at cost ..........  $    43,830,533  $    79,808,237  $    92,123,784  $    80,383,501
The Trusts shares held
 Class A ..............................................          119,024          142,570               --               --
 Class B ..............................................        4,264,808        6,269,507        9,952,213        7,898,416

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                           Multimanager      Multimanager
                                                            Small Cap          Small Cap       Multimanager
                                                              Growth             Value          Technology
                                                         ----------------  ----------------  ----------------
Assets:
Investments in shares of The Trusts, at fair value ....  $     59,642,217  $    174,570,686  $    129,882,753
Receivable for The Trusts shares sold .................                --            37,677                --
Receivable for policy-related transactions ............            57,017                --           113,884
                                                         ----------------  ----------------  ----------------
  Total assets ........................................        59,699,234       174,608,363       129,996,637
                                                         ----------------  ----------------  ----------------
Liabilities:
Payable for The Trusts shares purchased ...............            57,017                --           113,884
Payable for policy-related transactions ...............                --            37,677                --
                                                         ----------------  ----------------  ----------------
  Total liabilities ...................................            57,017            37,677           113,884
                                                         ----------------  ----------------  ----------------
Net Assets ............................................  $     59,642,217  $    174,570,686  $    129,882,753
                                                         ================  ================  ================
Net Assets:
Accumulation Units ....................................        59,581,126       174,548,466       129,708,644
Contracts in payout (annuitization) period ............                --                --                --
Retained by AXA Equitable in Separate Account A .......            61,091            22,220           174,109
                                                         ----------------  ----------------  ----------------
Total net assets ......................................  $     59,642,217  $    174,570,686  $    129,882,753
                                                         ================  ================  ================
Investments in shares of The Trusts, at cost ..........  $     65,826,101  $    212,186,000  $    112,090,547
The Trusts shares held
 Class A ..............................................                --                --             6,244
 Class B ..............................................         6,795,733        15,530,575        10,001,560


                                                          Target 2015      Target 2025       Target 2035      Target 2045
                                                           Allocation       Allocation        Allocation       Allocation
                                                         ---------------  ---------------  ---------------  ---------------
Assets:
Investments in shares of The Trusts, at fair value ....  $     7,847,027  $     9,226,897  $     4,736,229  $     3,404,200
Receivable for The Trusts shares sold .................               --               --               --               --
Receivable for policy-related transactions ............           33,412           21,942           34,996           21,431
                                                         ---------------  ---------------  ---------------  ---------------
  Total assets ........................................        7,880,439        9,248,839        4,771,225        3,425,631
                                                         ---------------  ---------------  ---------------  ---------------
Liabilities:
Payable for The Trusts shares purchased ...............           33,412           21,713           34,996           21,431
Payable for policy-related transactions ...............               --               --               --               --
                                                         ---------------  ---------------  ---------------  ---------------
  Total liabilities ...................................           33,412           21,713           34,996           21,431
                                                         ---------------  ---------------  ---------------  ---------------
Net Assets ............................................  $     7,847,027  $     9,227,126  $     4,736,229  $     3,404,200
                                                         ===============  ===============  ===============  ===============
Net Assets:
Accumulation Units ....................................        7,845,125        9,227,126        4,735,675        3,403,205
Contracts in payout (annuitization) period ............               --               --               --               --
Retained by AXA Equitable in Separate Account A .......            1,902               --              554              995
                                                         ---------------  ---------------  ---------------  ---------------
Total net assets ......................................  $     7,847,027  $     9,227,126  $     4,736,229  $     3,404,200
                                                         ===============  ===============  ===============  ===============
Investments in shares of The Trusts, at cost ..........  $     8,011,333  $     9,440,068  $     4,822,398  $     3,559,108
The Trusts shares held
 Class A ..............................................               --               --               --               --
 Class B ..............................................          723,255          836,934          422,614          305,028

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007



                                     Contract charges      Unit Value     Units Outstanding (000s)
                                     ----------------   ----------------  ------------------------
AXA Aggressive Allocation .........   Class B 0.50%         $ 162.11                  --
AXA Aggressive Allocation .........   Class B 0.70%         $ 160.73                  --
AXA Aggressive Allocation .........   Class B 0.90%         $ 159.36                   9
AXA Aggressive Allocation .........   Class B 0.95%         $ 159.02                 111
AXA Aggressive Allocation .........   Class B 1.20%         $ 157.32                 150
AXA Aggressive Allocation .........   Class B 1.25%         $  97.11                  --
AXA Aggressive Allocation .........   Class B 1.30%         $ 109.55                  20
AXA Aggressive Allocation .........   Class B 1.34%         $ 156.38                 741
AXA Aggressive Allocation .........   Class B 1.35%         $ 156.31                   3
AXA Aggressive Allocation .........   Class B 1.45%         $ 155.64                  --
AXA Conservative Allocation .......   Class B 0.50%         $ 122.65                  --
AXA Conservative Allocation .......   Class B 0.70%         $ 121.61                  --
AXA Conservative Allocation .......   Class B 0.90%         $ 120.57                   2
AXA Conservative Allocation .......   Class B 0.95%         $ 120.31                  40
AXA Conservative Allocation .......   Class B 1.20%         $ 119.03                 100
AXA Conservative Allocation .......   Class B 1.25%         $ 102.82                   1
AXA Conservative Allocation .......   Class B 1.30%         $ 106.00                   4
AXA Conservative Allocation .......   Class B 1.34%         $ 118.31                 231
AXA Conservative Allocation .......   Class B 1.35%         $ 118.26                  --
AXA Conservative Allocation .......   Class B 1.45%         $ 117.75                  --
AXA Conservative-Plus Allocation ..   Class B 0.50%         $ 130.56                  --
AXA Conservative-Plus Allocation ..   Class B 0.70%         $ 129.44                  --
AXA Conservative-Plus Allocation ..   Class B 0.90%         $ 128.34                   7
AXA Conservative-Plus Allocation ..   Class B 0.95%         $ 128.07                  64
AXA Conservative-Plus Allocation ..   Class B 1.20%         $ 126.70                 145
AXA Conservative-Plus Allocation ..   Class B 1.25%         $ 100.87                  --
AXA Conservative-Plus Allocation ..   Class B 1.30%         $ 106.51                  11
AXA Conservative-Plus Allocation ..   Class B 1.34%         $ 125.94                 406
AXA Conservative-Plus Allocation ..   Class B 1.35%         $ 125.88                   1
AXA Conservative-Plus Allocation ..   Class B 1.45%         $ 125.34                  --
AXA Moderate Allocation ...........   Class A 0.50%         $ 109.30                  --
AXA Moderate Allocation ...........   Class A 0.70%         $ 177.39                  --
AXA Moderate Allocation ...........   Class A 0.90%         $ 212.90                  67
AXA Moderate Allocation ...........   Class A 1.20%         $ 190.05                  27
AXA Moderate Allocation ...........   Class A 1.34%         $  66.55              17,845
AXA Moderate Allocation ...........   Class A 1.35%         $ 225.75                  83
AXA Moderate Allocation ...........   Class A 1.35%         $ 224.33               1,605
AXA Moderate Allocation ...........   Class A 1.45%         $ 144.38                   4
AXA Moderate Allocation ...........   Class B 0.50%         $ 127.43                  --
AXA Moderate Allocation ...........   Class B 0.70%         $ 177.39                   2
AXA Moderate Allocation ...........   Class B 0.70%         $ 137.65                   9
AXA Moderate Allocation ...........   Class B 0.90%         $ 133.43                  19
AXA Moderate Allocation ...........   Class B 0.90%         $ 150.62                  13
AXA Moderate Allocation ...........   Class B 0.95%         $ 134.78                 285
AXA Moderate Allocation ...........   Class B 1.20%         $ 144.41                 821
AXA Moderate Allocation ...........   Class B 1.25%         $  99.38                   3
AXA Moderate Allocation ...........   Class B 1.30%         $ 107.96                  66


                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                          Contract charges      Unit Value     Units Outstanding (000s)
                                                          ----------------   ----------------  ------------------------
AXA Moderate-Plus Allocation ..........................    Class B 0.50%          $ 153.90                 --
AXA Moderate-Plus Allocation ..........................    Class B 0.70%          $ 152.59                  1
AXA Moderate-Plus Allocation ..........................    Class B 0.90%          $ 151.29                 35
AXA Moderate-Plus Allocation ..........................    Class B 0.95%          $ 150.97                385
AXA Moderate-Plus Allocation ..........................    Class B 1.20%          $ 149.35                487
AXA Moderate-Plus Allocation ..........................    Class B 1.25%          $  98.88                 13
AXA Moderate-Plus Allocation ..........................    Class B 1.30%          $ 108.88                 93
AXA Moderate-Plus Allocation ..........................    Class B 1.34%          $ 148.46              2,455
AXA Moderate-Plus Allocation ..........................    Class B 1.35%          $ 148.39                 10
AXA Moderate-Plus Allocation ..........................    Class B 1.45%          $ 147.76                  1
EQ/AllianceBernstein Common Stock .....................    Class A 0.50%          $ 107.52                  2
EQ/AllianceBernstein Common Stock .....................    Class A 0.70%          $ 164.19                 --
EQ/AllianceBernstein Common Stock .....................    Class A 0.74%          $ 517.53                 93
EQ/AllianceBernstein Common Stock .....................    Class A 0.74%          $ 560.59                 33
EQ/AllianceBernstein Common Stock .....................    Class A 0.90%          $ 233.16                 67
EQ/AllianceBernstein Common Stock .....................    Class A 1.20%          $ 192.89                 17
EQ/AllianceBernstein Common Stock .....................    Class A 1.34%          $ 384.25                 18
EQ/AllianceBernstein Common Stock .....................    Class A 1.35%          $ 297.34              2,259
EQ/AllianceBernstein Common Stock .....................    Class A 1.35%          $ 310.68                110
EQ/AllianceBernstein Common Stock .....................    Class A 1.45%          $ 119.86                 25
EQ/AllianceBernstein Common Stock .....................    Class A 1.49%          $ 384.25              6,992
EQ/AllianceBernstein Common Stock .....................    Class B 0.50%          $ 105.11                 --
EQ/AllianceBernstein Common Stock .....................    Class B 0.70%          $ 164.19                 12
EQ/AllianceBernstein Common Stock .....................    Class B 0.70%          $ 109.29                 --
EQ/AllianceBernstein Common Stock .....................    Class B 0.90%          $ 112.55                 29
EQ/AllianceBernstein Common Stock .....................    Class B 0.90%          $ 125.96                  7
EQ/AllianceBernstein Common Stock .....................    Class B 0.95%          $ 107.01                407
EQ/AllianceBernstein Common Stock .....................    Class B 1.20%          $ 119.90              1,018
EQ/AllianceBernstein Common Stock .....................    Class B 1.25%          $  95.05                 --
EQ/AllianceBernstein Common Stock .....................    Class B 1.30%          $ 106.21                 22
EQ/AllianceBernstein Intermediate Government Securities    Class A 0.50%          $ 107.06                 --
EQ/AllianceBernstein Intermediate Government Securities    Class A 0.70%          $ 153.38                 --
EQ/AllianceBernstein Intermediate Government Securities    Class A 0.74%          $  85.75                 32
EQ/AllianceBernstein Intermediate Government Securities    Class A 0.90%          $ 165.32                  3
EQ/AllianceBernstein Intermediate Government Securities    Class A 1.20%          $ 152.20                  1
EQ/AllianceBernstein Intermediate Government Securities    Class A 1.34%          $ 169.61                504
EQ/AllianceBernstein Intermediate Government Securities    Class A 1.35%          $ 163.45                 13
EQ/AllianceBernstein Intermediate Government Securities    Class A 1.45%          $ 137.16                  1
EQ/AllianceBernstein Intermediate Government Securities    Class B 0.50%          $ 136.21                 --
EQ/AllianceBernstein Intermediate Government Securities    Class B 0.70%          $ 153.38                 --
EQ/AllianceBernstein Intermediate Government Securities    Class B 0.70%          $ 140.76                 --
EQ/AllianceBernstein Intermediate Government Securities    Class B 0.90%          $ 141.06                  2
EQ/AllianceBernstein Intermediate Government Securities    Class B 0.95%          $ 137.83                 98
EQ/AllianceBernstein Intermediate Government Securities    Class B 1.20%          $ 137.19                124
EQ/AllianceBernstein Intermediate Government Securities    Class B 1.25%          $ 105.16                 --
EQ/AllianceBernstein Intermediate Government Securities    Class B 1.30%          $ 105.74                  1
EQ/AllianceBernstein International ....................    Class A 0.50%          $ 118.10                  1
EQ/AllianceBernstein International ....................    Class A 0.50%          $ 156.05                  1
EQ/AllianceBernstein International ....................    Class A 0.70%          $ 186.32                 --
EQ/AllianceBernstein International ....................    Class A 0.90%          $ 200.46                 36
EQ/AllianceBernstein International ....................    Class A 1.20%          $ 177.32                 16
EQ/AllianceBernstein International ....................    Class A 1.34%          $ 197.62              4,096


                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
EQ/AllianceBernstein International ....................   Class A 1.35%        $ 197.37                  93
EQ/AllianceBernstein International ....................   Class A 1.45%        $ 154.56                   4
EQ/AllianceBernstein International ....................   Class B 0.70%        $ 161.45                  --
EQ/AllianceBernstein International ....................   Class B 0.70%        $ 186.32                   2
EQ/AllianceBernstein International ....................   Class B 0.90%        $ 164.52                  11
EQ/AllianceBernstein International ....................   Class B 0.95%        $ 158.09                 268
EQ/AllianceBernstein International ....................   Class B 1.20%        $ 154.42                 488
EQ/AllianceBernstein International ....................   Class B 1.25%        $  96.39                   1
EQ/AllianceBernstein International ....................   Class B 1.30%        $ 116.66                  17
EQ/AllianceBernstein Large Cap Growth .................   Class B 0.50%        $  75.03                  --
EQ/AllianceBernstein Large Cap Growth .................   Class B 0.70%        $  81.95                  --
EQ/AllianceBernstein Large Cap Growth .................   Class B 0.90%        $  80.58                   9
EQ/AllianceBernstein Large Cap Growth .................   Class B 0.95%        $  80.24                 149
EQ/AllianceBernstein Large Cap Growth .................   Class B 1.20%        $  78.56                 223
EQ/AllianceBernstein Large Cap Growth .................   Class B 1.25%        $ 104.11                  --
EQ/AllianceBernstein Large Cap Growth .................   Class B 1.30%        $ 115.96                   1
EQ/AllianceBernstein Large Cap Growth .................   Class B 1.34%        $  77.63               1,480
EQ/AllianceBernstein Large Cap Growth .................   Class B 1.35%        $  77.56                   7
EQ/AllianceBernstein Large Cap Growth .................   Class B 1.45%        $  76.91                   1
EQ/AllianceBernstein Quality Bond .....................   Class A 0.50%        $ 105.12                  --
EQ/AllianceBernstein Quality Bond .....................   Class A 0.70%        $ 158.62                  --
EQ/AllianceBernstein Quality Bond .....................   Class A 0.90%        $ 176.45                   6
EQ/AllianceBernstein Quality Bond .....................   Class A 1.20%        $ 158.68                   1
EQ/AllianceBernstein Quality Bond .....................   Class A 1.34%        $ 177.18                 670
EQ/AllianceBernstein Quality Bond .....................   Class A 1.35%        $ 186.75                  14
EQ/AllianceBernstein Quality Bond .....................   Class A 1.45%        $ 139.74                  --
EQ/AllianceBernstein Quality Bond .....................   Class B 0.50%        $ 139.64                  --
EQ/AllianceBernstein Quality Bond .....................   Class B 0.70%        $ 158.62                  --
EQ/AllianceBernstein Quality Bond .....................   Class B 0.70%        $ 144.56                  --
EQ/AllianceBernstein Quality Bond .....................   Class B 0.90%        $ 143.64                   5
EQ/AllianceBernstein Quality Bond .....................   Class B 0.95%        $ 141.55                 111
EQ/AllianceBernstein Quality Bond .....................   Class B 1.20%        $ 139.83                 124
EQ/AllianceBernstein Quality Bond .....................   Class B 1.25%        $ 103.54                  --
EQ/AllianceBernstein Quality Bond .....................   Class B 1.30%        $ 103.82                   1
EQ/AllianceBernstein Small Cap Growth .................   Class A 0.50%        $ 120.87                   1
EQ/AllianceBernstein Small Cap Growth .................   Class A 0.70%        $ 178.75                  --
EQ/AllianceBernstein Small Cap Growth .................   Class A 0.90%        $ 225.25                  12
EQ/AllianceBernstein Small Cap Growth .................   Class A 1.20%        $ 218.08                   3
EQ/AllianceBernstein Small Cap Growth .................   Class A 1.34%        $ 214.81               1,500
EQ/AllianceBernstein Small Cap Growth .................   Class A 1.35%        $ 214.57                  19
EQ/AllianceBernstein Small Cap Growth .................   Class A 1.45%        $ 155.92                   2
EQ/AllianceBernstein Small Cap Growth .................   Class B 0.50%        $ 116.77                  --
EQ/AllianceBernstein Small Cap Growth .................   Class B 0.70%        $ 178.75                   2
EQ/AllianceBernstein Small Cap Growth .................   Class B 0.70%        $ 193.94                  --
EQ/AllianceBernstein Small Cap Growth .................   Class B 0.90%        $ 160.90                   4
EQ/AllianceBernstein Small Cap Growth .................   Class B 0.95%        $ 189.90                 126
EQ/AllianceBernstein Small Cap Growth .................   Class B 1.20%        $ 155.98                 215
EQ/AllianceBernstein Small Cap Growth .................   Class B 1.25%        $  99.28                   1
EQ/AllianceBernstein Small Cap Growth .................   Class B 1.30%        $ 119.40                   5
EQ/AllianceBernstein Value ............................   Class A 0.50%        $ 155.34                  --
EQ/AllianceBernstein Value ............................   Class A 0.70%        $ 141.72                   5
EQ/AllianceBernstein Value ............................   Class A 0.90%        $ 139.36                  72


                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
EQ/AllianceBernstein Value ............................  Class A 1.20%         $ 135.87                  42
EQ/AllianceBernstein Value ............................  Class A 1.34%         $ 134.27               9,158
EQ/AllianceBernstein Value ............................  Class A 1.35%         $ 134.15                 102
EQ/AllianceBernstein Value ............................  Class A 1.45%         $ 142.29                   8
EQ/AllianceBernstein Value ............................  Class B 0.50%         $ 155.18                   1
EQ/AllianceBernstein Value ............................  Class B 0.70%         $ 141.58                  13
EQ/AllianceBernstein Value ............................  Class B 0.90%         $ 139.22                  16
EQ/AllianceBernstein Value ............................  Class B 0.95%         $ 147.02                 494
EQ/AllianceBernstein Value ............................  Class B 1.20%         $ 135.72               1,183
EQ/AllianceBernstein Value ............................  Class B 1.25%         $  88.84                   1
EQ/AllianceBernstein Value ............................  Class B 1.30%         $  98.09                  18
EQ/Ariel Appreciation II ..............................  Class B 0.50%         $ 112.93                  --
EQ/Ariel Appreciation II ..............................  Class B 0.70%         $ 112.42                  --
EQ/Ariel Appreciation II ..............................  Class B 0.90%         $ 111.91                  --
EQ/Ariel Appreciation II ..............................  Class B 0.95%         $ 111.79                   4
EQ/Ariel Appreciation II ..............................  Class B 1.20%         $ 111.16                  11
EQ/Ariel Appreciation II ..............................  Class B 1.25%         $  88.34                  --
EQ/Ariel Appreciation II ..............................  Class B 1.30%         $ 100.82                  --
EQ/Ariel Appreciation II ..............................  Class B 1.34%         $ 110.80                  14
EQ/Ariel Appreciation II ..............................  Class B 1.35%         $ 110.78                  --
EQ/Ariel Appreciation II ..............................  Class B 1.45%         $ 110.53                  --
EQ/AXA Rosenberg Value Long/Short Equity ..............  Class B 0.50%         $ 114.05                  --
EQ/AXA Rosenberg Value Long/Short Equity ..............  Class B 0.70%         $ 111.87                  --
EQ/AXA Rosenberg Value Long/Short Equity ..............  Class B 0.90%         $ 112.11                  --
EQ/AXA Rosenberg Value Long/Short Equity ..............  Class B 0.95%         $ 111.87                  14
EQ/AXA Rosenberg Value Long/Short Equity ..............  Class B 1.20%         $ 110.68                  17
EQ/AXA Rosenberg Value Long/Short Equity ..............  Class B 1.25%         $ 100.29                  --
EQ/AXA Rosenberg Value Long/Short Equity ..............  Class B 1.30%         $ 100.94                  --
EQ/AXA Rosenberg Value Long/Short Equity ..............  Class B 1.34%         $ 110.01                  50
EQ/AXA Rosenberg Value Long/Short Equity ..............  Class B 1.35%         $ 109.96                  --
EQ/AXA Rosenberg Value Long/Short Equity ..............  Class B 1.45%         $ 109.49                  --
EQ/BlackRock Basic Value Equity .......................  Class B 0.50%         $ 158.23                  --
EQ/BlackRock Basic Value Equity .......................  Class B 0.70%         $ 198.37                  --
EQ/BlackRock Basic Value Equity .......................  Class B 0.90%         $ 190.15                   4
EQ/BlackRock Basic Value Equity .......................  Class B 0.90%         $ 194.62                  12
EQ/BlackRock Basic Value Equity .......................  Class B 0.95%         $ 161.83                 155
EQ/BlackRock Basic Value Equity .......................  Class B 1.20%         $ 187.68                 266
EQ/BlackRock Basic Value Equity .......................  Class B 1.20%         $ 189.11                   4
EQ/BlackRock Basic Value Equity .......................  Class B 1.25%         $  91.70                   1
EQ/BlackRock Basic Value Equity .......................  Class B 1.30%         $ 104.10                   4
EQ/BlackRock Basic Value Equity .......................  Class B 1.34%         $ 241.63               1,248
EQ/BlackRock Basic Value Equity .......................  Class B 1.35%         $ 186.41                  10
EQ/BlackRock Basic Value Equity .......................  Class B 1.45%         $ 183.24                   2

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
EQ/BlackRock International Value ......................  Class B 0.50%         $ 145.75                  --
EQ/BlackRock International Value ......................  Class B 0.70%         $ 178.16                  10
EQ/BlackRock International Value ......................  Class B 0.90%         $ 175.18                  20
EQ/BlackRock International Value ......................  Class B 0.95%         $ 174.45                 183
EQ/BlackRock International Value ......................  Class B 1.20%         $ 170.79                 237
EQ/BlackRock International Value ......................  Class B 1.25%         $  98.44                  --
EQ/BlackRock International Value ......................  Class B 1.30%         $ 113.87                   5
EQ/BlackRock International Value ......................  Class B 1.34%         $ 168.78               1,600
EQ/BlackRock International Value ......................  Class B 1.35%         $ 168.64                  18
EQ/BlackRock International Value ......................  Class B 1.45%         $ 183.08                   1
EQ/Boston Advisors Equity Income ......................  Class B 0.50%         $ 134.77                  --
EQ/Boston Advisors Equity Income ......................  Class B 0.70%         $ 133.89                  --
EQ/Boston Advisors Equity Income ......................  Class B 0.90%         $ 133.03                   2
EQ/Boston Advisors Equity Income ......................  Class B 0.95%         $ 132.81                  31
EQ/Boston Advisors Equity Income ......................  Class B 1.20%         $ 131.73                  72
EQ/Boston Advisors Equity Income ......................  Class B 1.25%         $  94.66                  --
EQ/Boston Advisors Equity Income ......................  Class B 1.30%         $ 106.97                   6
EQ/Boston Advisors Equity Income ......................  Class B 1.34%         $ 131.14                 333
EQ/Boston Advisors Equity Income ......................  Class B 1.35%         $ 131.09                   1
EQ/Boston Advisors Equity Income ......................  Class B 1.45%         $ 130.66                  --
EQ/Calvert Socially Responsible .......................  Class B 0.50%         $  94.90                  --
EQ/Calvert Socially Responsible .......................  Class B 0.70%         $ 105.61                   1
EQ/Calvert Socially Responsible .......................  Class B 0.90%         $ 103.84                   3
EQ/Calvert Socially Responsible .......................  Class B 0.95%         $ 132.58                   5
EQ/Calvert Socially Responsible .......................  Class B 1.20%         $ 101.24                  12
EQ/Calvert Socially Responsible .......................  Class B 1.25%         $ 101.62                  --
EQ/Calvert Socially Responsible .......................  Class B 1.30%         $ 112.07                  --
EQ/Calvert Socially Responsible .......................  Class B 1.34%         $ 100.04                 196
EQ/Calvert Socially Responsible .......................  Class B 1.35%         $  99.96                   1
EQ/Calvert Socially Responsible .......................  Class B 1.45%         $ 128.45                  --
EQ/Capital Guardian Growth ............................  Class B 0.50%         $  72.73                  --
EQ/Capital Guardian Growth ............................  Class B 0.70%         $  82.77                  --
EQ/Capital Guardian Growth ............................  Class B 0.90%         $  81.39                   1
EQ/Capital Guardian Growth ............................  Class B 0.95%         $  81.04                  20
EQ/Capital Guardian Growth ............................  Class B 1.20%         $  79.35                  43
EQ/Capital Guardian Growth ............................  Class B 1.25%         $  97.10                  --
EQ/Capital Guardian Growth ............................  Class B 1.30%         $ 105.87                  --
EQ/Capital Guardian Growth ............................  Class B 1.34%         $  78.41                 163
EQ/Capital Guardian Growth ............................  Class B 1.35%         $  78.35                   1
EQ/Capital Guardian Growth ............................  Class B 1.45%         $ 104.44                  --
EQ/Capital Guardian Research ..........................  Class B 0.50%         $ 126.86                  --
EQ/Capital Guardian Research ..........................  Class B 0.70%         $ 139.36                   1
EQ/Capital Guardian Research ..........................  Class B 0.90%         $ 137.03                  25
EQ/Capital Guardian Research ..........................  Class B 0.95%         $ 136.45                 117
EQ/Capital Guardian Research ..........................  Class B 1.20%         $ 133.60                 370
EQ/Capital Guardian Research ..........................  Class B 1.25%         $  93.93                  --
EQ/Capital Guardian Research ..........................  Class B 1.30%         $ 102.69                   1
EQ/Capital Guardian Research ..........................  Class B 1.34%         $ 132.02               1,410
EQ/Capital Guardian Research ..........................  Class B 1.35%         $ 131.91                   9
EQ/Capital Guardian Research ..........................  Class B 1.45%         $ 130.80                   3


                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                         Contract charges      Unit Value     Units Outstanding (000s)
                                                         ----------------   ----------------  ------------------------
EQ/Caywood-Scholl High Yield Bond .....................   Class B 0.50%         $ 114.90                   --
EQ/Caywood-Scholl High Yield Bond .....................   Class B 0.70%         $ 114.28                   --
EQ/Caywood-Scholl High Yield Bond .....................   Class B 0.90%         $ 113.67                    1
EQ/Caywood-Scholl High Yield Bond .....................   Class B 0.95%         $ 113.52                   44
EQ/Caywood-Scholl High Yield Bond .....................   Class B 1.20%         $ 112.76                   45
EQ/Caywood-Scholl High Yield Bond .....................   Class B 1.25%         $ 100.04                   --
EQ/Caywood-Scholl High Yield Bond .....................   Class B 1.30%         $ 103.77                    2
EQ/Caywood-Scholl High Yield Bond .....................   Class B 1.34%         $ 112.33                  152
EQ/Caywood-Scholl High Yield Bond .....................   Class B 1.35%         $ 112.30                   --
EQ/Caywood-Scholl High Yield Bond .....................   Class B 1.45%         $ 112.00                   --
EQ/Davis New York Venture .............................   Class B 0.50%         $  97.46                   --
EQ/Davis New York Venture .............................   Class B 0.70%         $  97.33                   --
EQ/Davis New York Venture .............................   Class B 0.90%         $ 111.68                    1
EQ/Davis New York Venture .............................   Class B 0.90%         $  97.21                    1
EQ/Davis New York Venture .............................   Class B 0.95%         $  97.18                   12
EQ/Davis New York Venture .............................   Class B 1.20%         $  97.03                    8
EQ/Davis New York Venture .............................   Class B 1.25%         $  95.94                   --
EQ/Davis New York Venture .............................   Class B 1.30%         $  97.08                    2
EQ/Davis New York Venture .............................   Class B 1.34%         $  96.94                   37
EQ/Davis New York Venture .............................   Class B 1.34%         $ 111.03                   --
EQ/Davis New York Venture .............................   Class B 1.35%         $ 111.02                    3
EQ/Davis New York Venture .............................   Class B 1.45%         $  96.87                   --
EQ/Equity 500 Index ...................................   Class A 0.50%         $ 108.06                   --
EQ/Equity 500 Index ...................................   Class A 0.70%         $ 165.68                   --
EQ/Equity 500 Index ...................................   Class A 0.90%         $ 235.57                   28
EQ/Equity 500 Index ...................................   Class A 1.20%         $ 195.29                   16
EQ/Equity 500 Index ...................................   Class A 1.34%         $ 322.33                2,757
EQ/Equity 500 Index ...................................   Class A 1.35%         $ 321.88                   47
EQ/Equity 500 Index ...................................   Class A 1.45%         $ 121.98                   10
EQ/Equity 500 Index ...................................   Class B 0.50%         $ 107.91                   --
EQ/Equity 500 Index ...................................   Class B 0.70%         $ 165.68                    5
EQ/Equity 500 Index ...................................   Class B 0.70%         $ 109.75                   12
EQ/Equity 500 Index ...................................   Class B 0.90%         $ 127.68                   11
EQ/Equity 500 Index ...................................   Class B 0.95%         $ 107.46                  217
EQ/Equity 500 Index ...................................   Class B 1.20%         $ 122.02                  649
EQ/Equity 500 Index ...................................   Class B 1.25%         $  95.03                   --
EQ/Equity 500 Index ...................................   Class B 1.30%         $ 106.74                    8
EQ/Evergreen International Bond .......................   Class B 0.50%         $ 109.34                   --
EQ/Evergreen International Bond .......................   Class B 0.70%         $ 108.84                   --
EQ/Evergreen International Bond .......................   Class B 0.90%         $ 108.35                    1
EQ/Evergreen International Bond .......................   Class B 0.95%         $ 108.23                   42
EQ/Evergreen International Bond .......................   Class B 1.20%         $ 107.62                   37
EQ/Evergreen International Bond .......................   Class B 1.25%         $ 108.14                   --
EQ/Evergreen International Bond .......................   Class B 1.30%         $ 109.81                    2
EQ/Evergreen International Bond .......................   Class B 1.34%         $ 107.28                  131
EQ/Evergreen International Bond .......................   Class B 1.35%         $ 107.26                   --
EQ/Evergreen International Bond .......................   Class B 1.45%         $ 107.01                   --
EQ/Evergreen Omega ....................................   Class B 0.50%         $ 100.16                   --
EQ/Evergreen Omega ....................................   Class B 0.70%         $ 101.91                   --
EQ/Evergreen Omega ....................................   Class B 0.90%         $ 100.21                    2
EQ/Evergreen Omega ....................................   Class B 0.95%         $  99.78                   33
EQ/Evergreen Omega ....................................   Class B 1.20%         $  97.69                   41


                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
EQ/Evergreen Omega ....................................  Class B 1.25%         $  99.32                 --
EQ/Evergreen Omega ....................................  Class B 1.30%         $ 113.87                  1
EQ/Evergreen Omega ....................................  Class B 1.34%         $  96.54                218
EQ/Evergreen Omega ....................................  Class B 1.35%         $  96.46                 --
EQ/Evergreen Omega ....................................  Class B 1.45%         $  95.65                 --
EQ/FI Mid Cap .........................................  Class B 0.50%         $ 149.37                 --
EQ/FI Mid Cap .........................................  Class B 0.70%         $ 143.79                  9
EQ/FI Mid Cap .........................................  Class B 0.90%         $ 141.69                 24
EQ/FI Mid Cap .........................................  Class B 0.95%         $ 141.16                202
EQ/FI Mid Cap .........................................  Class B 1.20%         $ 138.57                531
EQ/FI Mid Cap .........................................  Class B 1.25%         $  95.26                  1
EQ/FI Mid Cap .........................................  Class B 1.30%         $ 111.60                  4
EQ/FI Mid Cap .........................................  Class B 1.34%         $ 137.14              1,869
EQ/FI Mid Cap .........................................  Class B 1.35%         $ 137.04                  3
EQ/FI Mid Cap .........................................  Class B 1.45%         $ 136.02                  1
EQ/Franklin Income ....................................  Class B 0.50%         $ 106.18                 --
EQ/Franklin Income ....................................  Class B 0.70%         $ 105.90                  5
EQ/Franklin Income ....................................  Class B 0.90%         $ 105.62                  7
EQ/Franklin Income ....................................  Class B 0.95%         $ 105.55                 82
EQ/Franklin Income ....................................  Class B 1.20%         $ 105.20                149
EQ/Franklin Income ....................................  Class B 1.25%         $  96.80                 --
EQ/Franklin Income ....................................  Class B 1.30%         $ 103.43                 12
EQ/Franklin Income ....................................  Class B 1.34%         $ 105.01                570
EQ/Franklin Income ....................................  Class B 1.35%         $ 104.99                 --
EQ/Franklin Income ....................................  Class B 1.45%         $ 104.85                 --
EQ/Franklin Small Cap Value ...........................  Class B 0.50%         $  98.64                 --
EQ/Franklin Small Cap Value ...........................  Class B 0.70%         $  98.38                 --
EQ/Franklin Small Cap Value ...........................  Class B 0.90%         $  98.12                 --
EQ/Franklin Small Cap Value ...........................  Class B 0.95%         $  98.06                  5
EQ/Franklin Small Cap Value ...........................  Class B 1.20%         $  97.73                 10
EQ/Franklin Small Cap Value ...........................  Class B 1.25%         $  81.76                 --
EQ/Franklin Small Cap Value ...........................  Class B 1.30%         $  93.11                  1
EQ/Franklin Small Cap Value ...........................  Class B 1.34%         $  97.55                 50
EQ/Franklin Small Cap Value ...........................  Class B 1.35%         $  97.54                 --
EQ/Franklin Small Cap Value ...........................  Class B 1.45%         $  97.41                 --
EQ/Franklin Templeton Founding Strategy ...............  Class B 0.50%         $  95.67                 --
EQ/Franklin Templeton Founding Strategy ...............  Class B 0.70%         $  95.55                 --
EQ/Franklin Templeton Founding Strategy ...............  Class B 0.90%         $  95.43                  1
EQ/Franklin Templeton Founding Strategy ...............  Class B 0.95%         $  95.40                 34
EQ/Franklin Templeton Founding Strategy ...............  Class B 1.20%         $  95.25                 69
EQ/Franklin Templeton Founding Strategy ...............  Class B 1.25%         $  94.37                 --
EQ/Franklin Templeton Founding Strategy ...............  Class B 1.30%         $  95.29                 12
EQ/Franklin Templeton Founding Strategy ...............  Class B 1.34%         $  95.16                176
EQ/Franklin Templeton Founding Strategy ...............  Class B 1.45%         $  95.10                 --
EQ/GAMCO Mergers and Acquisitions .....................  Class B 0.50%         $ 121.36                 --
EQ/GAMCO Mergers and Acquisitions .....................  Class B 0.70%         $ 120.71                 --
EQ/GAMCO Mergers and Acquisitions .....................  Class B 0.90%         $ 120.07                 --
EQ/GAMCO Mergers and Acquisitions .....................  Class B 0.95%         $ 119.91                 21
EQ/GAMCO Mergers and Acquisitions .....................  Class B 1.20%         $ 119.10                 21
EQ/GAMCO Mergers and Acquisitions .....................  Class B 1.25%         $  95.62                 --
EQ/GAMCO Mergers and Acquisitions .....................  Class B 1.30%         $ 104.40                  1
EQ/GAMCO Mergers and Acquisitions .....................  Class B 1.34%         $ 118.65                 64


                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
EQ/GAMCO Mergers and Acquisitions .....................  Class B 1.34%        $ 118.65                    1
EQ/GAMCO Mergers and Acquisitions .....................  Class B 1.35%        $ 118.62                   --
EQ/GAMCO Mergers and Acquisitions .....................  Class B 1.45%        $ 118.30                   --
EQ/GAMCO Small Company Value ..........................  Class B 0.50%        $ 151.41                   --
EQ/GAMCO Small Company Value ..........................  Class B 0.70%        $ 150.43                    2
EQ/GAMCO Small Company Value ..........................  Class B 0.90%        $ 149.46                    5
EQ/GAMCO Small Company Value ..........................  Class B 0.95%        $ 149.22                   71
EQ/GAMCO Small Company Value ..........................  Class B 1.20%        $ 148.00                  128
EQ/GAMCO Small Company Value ..........................  Class B 1.25%        $  94.52                    1
EQ/GAMCO Small Company Value ..........................  Class B 1.30%        $ 112.05                    9
EQ/GAMCO Small Company Value ..........................  Class B 1.34%        $ 147.33                  647
EQ/GAMCO Small Company Value ..........................  Class B 1.35%        $ 147.28                    3
EQ/GAMCO Small Company Value ..........................  Class B 1.45%        $ 146.80                   --
EQ/International Growth ...............................  Class B 0.50%        $ 167.16                   --
EQ/International Growth ...............................  Class B 0.70%        $ 166.26                   --
EQ/International Growth ...............................  Class B 0.90%        $ 165.37                    2
EQ/International Growth ...............................  Class B 0.95%        $ 165.15                   20
EQ/International Growth ...............................  Class B 1.20%        $ 164.04                   40
EQ/International Growth ...............................  Class B 1.25%        $ 101.57                   --
EQ/International Growth ...............................  Class B 1.30%        $ 121.38                   --
EQ/International Growth ...............................  Class B 1.34%        $ 163.42                  160
EQ/International Growth ...............................  Class B 1.34%        $ 163.42                    5
EQ/International Growth ...............................  Class B 1.35%        $ 163.38                   --
EQ/International Growth ...............................  Class B 1.45%        $ 162.94                   --
EQ/JPMorgan Core Bond .................................  Class B 0.50%        $ 124.31                   --
EQ/JPMorgan Core Bond .................................  Class B 0.70%        $ 122.80                    3
EQ/JPMorgan Core Bond .................................  Class B 0.90%        $ 121.31                    6
EQ/JPMorgan Core Bond .................................  Class B 0.95%        $ 120.94                  241
EQ/JPMorgan Core Bond .................................  Class B 1.20%        $ 119.09                  159
EQ/JPMorgan Core Bond .................................  Class B 1.25%        $ 102.18                   --
EQ/JPMorgan Core Bond .................................  Class B 1.30%        $ 102.44                    5
EQ/JPMorgan Core Bond .................................  Class B 1.34%        $ 118.07                  748
EQ/JPMorgan Core Bond .................................  Class B 1.35%        $ 118.00                    1
EQ/JPMorgan Core Bond .................................  Class B 1.45%        $ 117.27                    1
EQ/JPMorgan Value Opportunities .......................  Class B 0.50%        $ 132.31                   --
EQ/JPMorgan Value Opportunities .......................  Class B 0.70%        $ 132.08                   --
EQ/JPMorgan Value Opportunities .......................  Class B 0.90%        $ 128.17                   --
EQ/JPMorgan Value Opportunities .......................  Class B 0.90%        $ 129.59                    7
EQ/JPMorgan Value Opportunities .......................  Class B 0.95%        $ 119.88                   20
EQ/JPMorgan Value Opportunities .......................  Class B 1.20%        $ 124.59                   38
EQ/JPMorgan Value Opportunities .......................  Class B 1.20%        $ 125.92                    2
EQ/JPMorgan Value Opportunities .......................  Class B 1.25%        $  90.10                   --
EQ/JPMorgan Value Opportunities .......................  Class B 1.30%        $ 101.59                    1
EQ/JPMorgan Value Opportunities .......................  Class B 1.34%        $ 156.76                  351
EQ/JPMorgan Value Opportunities .......................  Class B 1.35%        $ 124.12                   11
EQ/JPMorgan Value Opportunities .......................  Class B 1.45%        $ 121.64                    1
EQ/Legg Mason Value Equity ............................  Class B 0.50%        $ 106.08                   --
EQ/Legg Mason Value Equity ............................  Class B 0.70%        $ 105.61                   --
EQ/Legg Mason Value Equity ............................  Class B 0.90%        $ 105.13                    1
EQ/Legg Mason Value Equity ............................  Class B 0.95%        $ 105.01                   21
EQ/Legg Mason Value Equity ............................  Class B 1.20%        $ 104.42                   49
EQ/Legg Mason Value Equity ............................  Class B 1.25%        $  87.93                   --


                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
EQ/Legg Mason Value Equity ............................  Class B 1.30%        $  96.64                   1
EQ/Legg Mason Value Equity ............................  Class B 1.34%        $ 104.09                 128
EQ/Legg Mason Value Equity ............................  Class B 1.35%        $ 104.07                   1
EQ/Legg Mason Value Equity ............................  Class B 1.45%        $ 103.83                  --
EQ/Long Term Bond .....................................  Class B 0.50%        $ 108.86                  --
EQ/Long Term Bond .....................................  Class B 0.70%        $ 108.28                  --
EQ/Long Term Bond .....................................  Class B 0.90%        $ 107.70                   1
EQ/Long Term Bond .....................................  Class B 0.95%        $ 107.56                  34
EQ/Long Term Bond .....................................  Class B 1.20%        $ 106.83                  41
EQ/Long Term Bond .....................................  Class B 1.25%        $ 109.49                  --
EQ/Long Term Bond .....................................  Class B 1.30%        $ 106.43                  --
EQ/Long Term Bond .....................................  Class B 1.34%        $ 106.43                 147
EQ/Long Term Bond .....................................  Class B 1.35%        $ 106.40                  --
EQ/Long Term Bond .....................................  Class B 1.45%        $ 106.12                  --
EQ/Lord Abbett Growth and Income ......................  Class B 0.50%        $ 127.98                  --
EQ/Lord Abbett Growth and Income ......................  Class B 0.70%        $ 127.29                  --
EQ/Lord Abbett Growth and Income ......................  Class B 0.90%        $ 126.61                   1
EQ/Lord Abbett Growth and Income ......................  Class B 0.95%        $ 126.44                  10
EQ/Lord Abbett Growth and Income ......................  Class B 1.20%        $ 125.59                  13
EQ/Lord Abbett Growth and Income ......................  Class B 1.25%        $  96.60                  --
EQ/Lord Abbett Growth and Income ......................  Class B 1.30%        $ 105.22                  --
EQ/Lord Abbett Growth and Income ......................  Class B 1.34%        $ 125.12                 105
EQ/Lord Abbett Growth and Income ......................  Class B 1.35%        $ 125.08                   1
EQ/Lord Abbett Growth and Income ......................  Class B 1.45%        $ 124.75                  --
EQ/Lord Abbett Large Cap Core .........................  Class B 0.50%        $ 131.15                  --
EQ/Lord Abbett Large Cap Core .........................  Class B 0.70%        $ 130.45                  --
EQ/Lord Abbett Large Cap Core .........................  Class B 0.90%        $ 129.75                  --
EQ/Lord Abbett Large Cap Core .........................  Class B 0.95%        $ 129.57                   6
EQ/Lord Abbett Large Cap Core .........................  Class B 1.20%        $ 128.70                  10
EQ/Lord Abbett Large Cap Core .........................  Class B 1.25%        $ 101.27                  --
EQ/Lord Abbett Large Cap Core .........................  Class B 1.30%        $ 112.11                  --
EQ/Lord Abbett Large Cap Core .........................  Class B 1.34%        $ 128.70                  --
EQ/Lord Abbett Large Cap Core .........................  Class B 1.34%        $ 128.22                  38
EQ/Lord Abbett Large Cap Core .........................  Class B 1.35%        $ 128.18                  --
EQ/Lord Abbett Large Cap Core .........................  Class B 1.45%        $ 127.84                  --
EQ/Lord Abbett Mid Cap Value ..........................  Class B 0.50%        $ 125.51                  --
EQ/Lord Abbett Mid Cap Value ..........................  Class B 0.70%        $ 124.84                  --
EQ/Lord Abbett Mid Cap Value ..........................  Class B 0.90%        $ 124.17                   2
EQ/Lord Abbett Mid Cap Value ..........................  Class B 0.95%        $ 124.00                  27
EQ/Lord Abbett Mid Cap Value ..........................  Class B 1.20%        $ 123.17                  38
EQ/Lord Abbett Mid Cap Value ..........................  Class B 1.25%        $  88.65                  --
EQ/Lord Abbett Mid Cap Value ..........................  Class B 1.30%        $ 103.08                   1
EQ/Lord Abbett Mid Cap Value ..........................  Class B 1.34%        $ 122.70                 162
EQ/Lord Abbett Mid Cap Value ..........................  Class B 1.34%        $ 123.17                  --
EQ/Lord Abbett Mid Cap Value ..........................  Class B 1.35%        $ 122.67                   1
EQ/Lord Abbett Mid Cap Value ..........................  Class B 1.45%        $ 122.34                  --
EQ/Marsico Focus ......................................  Class B 0.50%        $ 182.16                   1
EQ/Marsico Focus ......................................  Class B 0.70%        $ 179.88                   3
EQ/Marsico Focus ......................................  Class B 0.90%        $ 177.63                  21
EQ/Marsico Focus ......................................  Class B 0.95%        $ 177.07                 238
EQ/Marsico Focus ......................................  Class B 1.20%        $ 174.30                 326
EQ/Marsico Focus ......................................  Class B 1.25%        $ 108.07                   1


                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
EQ/Marsico Focus ......................................   Class B 1.30%        $ 118.26                   8
EQ/Marsico Focus ......................................   Class B 1.34%        $ 172.77               1,770
EQ/Marsico Focus ......................................   Class B 1.35%        $ 172.66                   5
EQ/Marsico Focus ......................................   Class B 1.45%        $ 171.57                   1
EQ/Money Market .......................................   Class A 0.50%        $ 105.25
EQ/Money Market .......................................   Class A 0.70%        $ 134.00                   1
EQ/Money Market .......................................   Class A 0.74%        $  47.16                  61
EQ/Money Market .......................................   Class A 0.90%        $ 140.86                  26
EQ/Money Market .......................................   Class A 1.20%        $ 132.18                   1
EQ/Money Market .......................................   Class A 1.35%        $ 144.74                  54
EQ/Money Market .......................................   Class A 1.35%        $ 144.05                 239
EQ/Money Market .......................................   Class A 1.45%        $ 120.77                   1
EQ/Money Market .......................................   Class A 1.49%        $  36.61               2,683
EQ/Money Market .......................................   Class B 0.50%        $ 116.77                  --
EQ/Money Market .......................................   Class B 0.70%        $ 134.00                  --
EQ/Money Market .......................................   Class B 0.70%        $ 121.44                  --
EQ/Money Market .......................................   Class B 0.90%        $ 112.59                   1
EQ/Money Market .......................................   Class B 0.90%        $ 124.45                   1
EQ/Money Market .......................................   Class B 0.95%        $ 118.91                 232
EQ/Money Market .......................................   Class B 1.20%        $ 120.81                 133
EQ/Money Market .......................................   Class B 1.25%        $ 101.55                  --
EQ/Money Market .......................................   Class B 1.30%        $ 103.97                   1
EQ/Montag & Caldwell Growth ...........................   Class B 0.50%        $ 141.99                  --
EQ/Montag & Caldwell Growth ...........................   Class B 0.70%        $ 141.07                  --
EQ/Montag & Caldwell Growth ...........................   Class B 0.90%        $ 140.16                   1
EQ/Montag & Caldwell Growth ...........................   Class B 0.95%        $ 139.93                   7
EQ/Montag & Caldwell Growth ...........................   Class B 1.20%        $ 138.79                  11
EQ/Montag & Caldwell Growth ...........................   Class B 1.25%        $ 109.93                  --
EQ/Montag & Caldwell Growth ...........................   Class B 1.30%        $ 121.42                  --
EQ/Montag & Caldwell Growth ...........................   Class B 1.34%        $ 138.16                  87
EQ/Montag & Caldwell Growth ...........................   Class B 1.35%        $ 138.12                  --
EQ/Montag & Caldwell Growth ...........................   Class B 1.45%        $ 137.67                  --
EQ/Mutual Shares ......................................   Class B 0.50%        $ 108.61                  --
EQ/Mutual Shares ......................................   Class B 0.70%        $ 108.32                   2
EQ/Mutual Shares ......................................   Class B 0.90%        $ 108.03                   1
EQ/Mutual Shares ......................................   Class B 0.95%        $ 107.96                  25
EQ/Mutual Shares ......................................   Class B 1.20%        $ 107.60                  73
EQ/Mutual Shares ......................................   Class B 1.25%        $  92.28
EQ/Mutual Shares ......................................   Class B 1.30%        $ 104.00                   8
EQ/Mutual Shares ......................................   Class B 1.34%        $ 107.40                 228
EQ/Mutual Shares ......................................   Class B 1.35%        $ 107.39                  --
EQ/Mutual Shares ......................................   Class B 1.45%        $ 107.25                  --
EQ/Oppenheimer Global .................................   Class B 0.50%        $ 116.99                  --
EQ/Oppenheimer Global .................................   Class B 0.70%        $ 116.68                  --
EQ/Oppenheimer Global .................................   Class B 0.90%        $ 116.38                   1
EQ/Oppenheimer Global .................................   Class B 0.95%        $ 116.30                  13
EQ/Oppenheimer Global .................................   Class B 1.20%        $ 115.91                  17
EQ/Oppenheimer Global .................................   Class B 1.25%        $  95.47                  --
EQ/Oppenheimer Global .................................   Class B 1.30%        $ 109.68                   1
EQ/Oppenheimer Global .................................   Class B 1.34%        $ 115.70                  82
EQ/Oppenheimer Global .................................   Class B 1.35%        $ 115.68                  --
EQ/Oppenheimer Global .................................   Class B 1.45%        $ 115.53                  --

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
EQ/Oppenheimer Main Street Opportunity ................  Class B 0.50%         $  95.69                --
EQ/Oppenheimer Main Street Opportunity ................  Class B 0.70%         $  95.57                --
EQ/Oppenheimer Main Street Opportunity ................  Class B 0.90%         $ 112.17                 1
EQ/Oppenheimer Main Street Opportunity ................  Class B 0.90%         $  95.45                --
EQ/Oppenheimer Main Street Opportunity ................  Class B 0.95%         $  95.42                 1
EQ/Oppenheimer Main Street Opportunity ................  Class B 1.20%         $  95.27                 3
EQ/Oppenheimer Main Street Opportunity ................  Class B 1.25%         $  94.35                --
EQ/Oppenheimer Main Street Opportunity ................  Class B 1.30%         $  95.32                --
EQ/Oppenheimer Main Street Opportunity ................  Class B 1.34%         $ 111.51                --
EQ/Oppenheimer Main Street Opportunity ................  Class B 1.34%         $  95.19                11
EQ/Oppenheimer Main Street Opportunity ................  Class B 1.35%         $ 111.50                --
EQ/Oppenheimer Main Street Opportunity ................  Class B 1.45%         $  95.12                --
EQ/Oppenheimer Main Street Small Cap ..................  Class B 0.50%         $ 108.77                --
EQ/Oppenheimer Main Street Small Cap ..................  Class B 0.70%         $ 108.48                --
EQ/Oppenheimer Main Street Small Cap ..................  Class B 0.90%         $ 108.19                 1
EQ/Oppenheimer Main Street Small Cap ..................  Class B 0.95%         $ 108.12                 8
EQ/Oppenheimer Main Street Small Cap ..................  Class B 1.20%         $ 107.76                13
EQ/Oppenheimer Main Street Small Cap ..................  Class B 1.25%         $  87.42                --
EQ/Oppenheimer Main Street Small Cap ..................  Class B 1.30%         $  99.59                 1
EQ/Oppenheimer Main Street Small Cap ..................  Class B 1.34%         $ 107.56                51
EQ/Oppenheimer Main Street Small Cap ..................  Class B 1.35%         $ 107.55                --
EQ/Oppenheimer Main Street Small Cap ..................  Class B 1.45%         $ 107.40                --
EQ/PIMCO Real Return ..................................  Class B 0.50%         $ 110.69                --
EQ/PIMCO Real Return ..................................  Class B 0.70%         $ 110.10                --
EQ/PIMCO Real Return ..................................  Class B 0.90%         $ 109.51                 7
EQ/PIMCO Real Return ..................................  Class B 0.95%         $ 109.36                97
EQ/PIMCO Real Return ..................................  Class B 1.20%         $ 108.63                73
EQ/PIMCO Real Return ..................................  Class B 1.25%         $ 109.88                --
EQ/PIMCO Real Return ..................................  Class B 1.30%         $ 109.41                 1
EQ/PIMCO Real Return ..................................  Class B 1.34%         $ 108.22               270
EQ/PIMCO Real Return ..................................  Class B 1.35%         $ 108.19                --
EQ/PIMCO Real Return ..................................  Class B 1.45%         $ 107.90                --
EQ/Short Duration Bond ................................  Class B 0.50%         $ 108.78                --
EQ/Short Duration Bond ................................  Class B 0.70%         $ 108.20                 1
EQ/Short Duration Bond ................................  Class B 0.90%         $ 107.62                --
EQ/Short Duration Bond ................................  Class B 0.95%         $ 107.48                21
EQ/Short Duration Bond ................................  Class B 1.20%         $ 106.75                19
EQ/Short Duration Bond ................................  Class B 1.25%         $ 103.00                --
EQ/Short Duration Bond ................................  Class B 1.30%         $ 104.46                --
EQ/Short Duration Bond ................................  Class B 1.34%         $ 106.35                70
EQ/Short Duration Bond ................................  Class B 1.35%         $ 106.32                --
EQ/Short Duration Bond ................................  Class B 1.45%         $ 106.04                --
EQ/Small Company Index ................................  Class B 0.50%         $ 165.93                --
EQ/Small Company Index ................................  Class B 0.70%         $ 163.91                 7
EQ/Small Company Index ................................  Class B 0.90%         $ 161.92                 7
EQ/Small Company Index ................................  Class B 0.95%         $ 161.42                51
EQ/Small Company Index ................................  Class B 1.20%         $ 158.96               193
EQ/Small Company Index ................................  Class B 1.25%         $  90.40                --
EQ/Small Company Index ................................  Class B 1.30%         $  99.72                 2
EQ/Small Company Index ................................  Class B 1.34%         $ 157.60               766
EQ/Small Company Index ................................  Class B 1.35%         $ 157.50                 2
EQ/Small Company Index ................................  Class B 1.45%         $ 156.54                --


                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
EQ/T. Rowe Price Growth Stock .........................   Class B 0.50%        $ 117.48                --
EQ/T. Rowe Price Growth Stock .........................   Class B 0.70%        $ 116.72                 5
EQ/T. Rowe Price Growth Stock .........................   Class B 0.90%        $ 115.97                 4
EQ/T. Rowe Price Growth Stock .........................   Class B 0.95%        $ 115.78                57
EQ/T. Rowe Price Growth Stock .........................   Class B 1.20%        $ 114.84               152
EQ/T. Rowe Price Growth Stock .........................   Class B 1.25%        $  97.66                --
EQ/T. Rowe Price Growth Stock .........................   Class B 1.30%        $ 105.87                 1
EQ/T. Rowe Price Growth Stock .........................   Class B 1.34%        $ 114.32               530
EQ/T. Rowe Price Growth Stock .........................   Class B 1.35%        $ 114.28                 1
EQ/T. Rowe Price Growth Stock .........................   Class B 1.45%        $ 113.91                --
EQ/Templeton Growth ...................................   Class B 0.50%        $ 109.56                --
EQ/Templeton Growth ...................................   Class B 0.70%        $ 109.27                 1
EQ/Templeton Growth ...................................   Class B 0.90%        $ 108.98                 1
EQ/Templeton Growth ...................................   Class B 0.95%        $ 108.91                25
EQ/Templeton Growth ...................................   Class B 1.20%        $ 108.55                54
EQ/Templeton Growth ...................................   Class B 1.25%        $  93.60                --
EQ/Templeton Growth ...................................   Class B 1.30%        $ 105.00                 7
EQ/Templeton Growth ...................................   Class B 1.34%        $ 108.35               188
EQ/Templeton Growth ...................................   Class B 1.35%        $ 108.34                --
EQ/Templeton Growth ...................................   Class B 1.45%        $ 108.19                --
EQ/UBS Growth and Income ..............................   Class B 0.50%        $ 135.71                --
EQ/UBS Growth and Income ..............................   Class B 0.70%        $ 134.84                --
EQ/UBS Growth and Income ..............................   Class B 0.90%        $ 133.96                --
EQ/UBS Growth and Income ..............................   Class B 0.95%        $ 133.75                11
EQ/UBS Growth and Income ..............................   Class B 1.20%        $ 132.66                65
EQ/UBS Growth and Income ..............................   Class B 1.25%        $  92.64                --
EQ/UBS Growth and Income ..............................   Class B 1.30%        $ 102.74                 1
EQ/UBS Growth and Income ..............................   Class B 1.34%        $ 132.06               127
EQ/UBS Growth and Income ..............................   Class B 1.35%        $ 132.01                --
EQ/UBS Growth and Income ..............................   Class B 1.45%        $ 131.58                --
EQ/Van Kampen Comstock ................................   Class B 0.50%        $ 117.33                --
EQ/Van Kampen Comstock ................................   Class B 0.70%        $ 116.70                --
EQ/Van Kampen Comstock ................................   Class B 0.90%        $ 116.08                 1
EQ/Van Kampen Comstock ................................   Class B 0.95%        $ 115.92                21
EQ/Van Kampen Comstock ................................   Class B 1.20%        $ 115.14                32
EQ/Van Kampen Comstock ................................   Class B 1.25%        $  90.49                --
EQ/Van Kampen Comstock ................................   Class B 1.30%        $  99.05                 1
EQ/Van Kampen Comstock ................................   Class B 1.34%        $ 114.71               144
EQ/Van Kampen Comstock ................................   Class B 1.35%        $ 114.68                --
EQ/Van Kampen Comstock ................................   Class B 1.45%        $ 114.37                --
EQ/Van Kampen Emerging Markets Equity .................   Class B 0.50%        $ 343.25                --
EQ/Van Kampen Emerging Markets Equity .................   Class B 0.70%        $ 423.88                 6
EQ/Van Kampen Emerging Markets Equity .................   Class B 0.70%        $ 259.36                --
EQ/Van Kampen Emerging Markets Equity .................   Class B 0.90%        $ 257.82                --
EQ/Van Kampen Emerging Markets Equity .................   Class B 0.90%        $ 493.27                 2
EQ/Van Kampen Emerging Markets Equity .................   Class B 0.90%        $ 415.87                 9
EQ/Van Kampen Emerging Markets Equity .................   Class B 0.95%        $ 364.95               118
EQ/Van Kampen Emerging Markets Equity .................   Class B 1.20%        $ 404.09                25
EQ/Van Kampen Emerging Markets Equity .................   Class B 1.20%        $ 381.60               196
EQ/Van Kampen Emerging Markets Equity .................   Class B 1.25%        $ 115.64                 1
EQ/Van Kampen Emerging Markets Equity .................   Class B 1.30%        $ 158.58                 6
EQ/Van Kampen Emerging Markets Equity .................   Class B 1.34%        $ 428.77                12


                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
EQ/Van Kampen Emerging Markets Equity .................   Class B 1.34%        $ 243.84                  --
EQ/Van Kampen Emerging Markets Equity .................   Class B 1.34%        $ 264.35               1,843
EQ/Van Kampen Emerging Markets Equity .................   Class B 1.35%        $ 398.32                  13
EQ/Van Kampen Emerging Markets Equity .................   Class B 1.45%        $ 372.58                   1
EQ/Van Kampen Mid Cap Growth ..........................   Class B 0.50%        $ 164.77                  --
EQ/Van Kampen Mid Cap Growth ..........................   Class B 0.70%        $ 163.89                  --
EQ/Van Kampen Mid Cap Growth ..........................   Class B 0.90%        $ 163.01                   3
EQ/Van Kampen Mid Cap Growth ..........................   Class B 0.95%        $ 162.79                  20
EQ/Van Kampen Mid Cap Growth ..........................   Class B 1.20%        $ 161.70                  34
EQ/Van Kampen Mid Cap Growth ..........................   Class B 1.25%        $ 105.71                  --
EQ/Van Kampen Mid Cap Growth ..........................   Class B 1.30%        $ 125.39                   2
EQ/Van Kampen Mid Cap Growth ..........................   Class B 1.34%        $ 161.09                 226
EQ/Van Kampen Mid Cap Growth ..........................   Class B 1.35%        $ 161.04                   1
EQ/Van Kampen Mid Cap Growth ..........................   Class B 1.45%        $ 160.61                  --
EQ/Van Kampen Real Estate .............................   Class B 0.50%        $  83.23                   1
EQ/Van Kampen Real Estate .............................   Class B 0.70%        $  83.14                   2
EQ/Van Kampen Real Estate .............................   Class B 0.90%        $  83.06                   9
EQ/Van Kampen Real Estate .............................   Class B 0.95%        $  83.04                 131
EQ/Van Kampen Real Estate .............................   Class B 1.20%        $  82.93                 244
EQ/Van Kampen Real Estate .............................   Class B 1.25%        $  82.82                  --
EQ/Van Kampen Real Estate .............................   Class B 1.30%        $  82.89                   6
EQ/Van Kampen Real Estate .............................   Class B 1.34%        $  82.87               1,184
EQ/Van Kampen Real Estate .............................   Class B 1.35%        $  82.87                   4
EQ/Van Kampen Real Estate .............................   Class B 1.45%        $  82.82                   1
MarketPLUS International Core .........................   Class B 0.50%        $ 145.80                  --
MarketPLUS International Core .........................   Class B 0.70%        $ 161.85                  --
MarketPLUS International Core .........................   Class B 0.90%        $ 159.14                   5
MarketPLUS International Core .........................   Class B 0.95%        $ 194.70                  49
MarketPLUS International Core .........................   Class B 1.20%        $ 155.16                 116
MarketPLUS International Core .........................   Class B 1.25%        $ 102.01                  --
MarketPLUS International Core .........................   Class B 1.30%        $ 118.42                   1
MarketPLUS International Core .........................   Class B 1.34%        $ 153.33                 576
MarketPLUS International Core .........................   Class B 1.35%        $ 153.20                   1
MarketPLUS International Core .........................   Class B 1.45%        $ 188.80                  --
MarketPLUS Large Cap Core .............................   Class B 0.50%        $ 106.78                  --
MarketPLUS Large Cap Core .............................   Class B 0.70%        $ 111.57                  --
MarketPLUS Large Cap Core .............................   Class B 0.90%        $ 109.70                   1
MarketPLUS Large Cap Core .............................   Class B 0.95%        $ 109.24                  12
MarketPLUS Large Cap Core .............................   Class B 1.20%        $ 106.95                  26
MarketPLUS Large Cap Core .............................   Class B 1.25%        $  95.91                  --
MarketPLUS Large Cap Core .............................   Class B 1.30%        $ 105.03                  --
MarketPLUS Large Cap Core .............................   Class B 1.34%        $ 105.70                 107
MarketPLUS Large Cap Core .............................   Class B 1.35%        $ 105.60                  --
MarketPLUS Large Cap Core .............................   Class B 1.45%        $ 104.71                  --
MarketPLUS Large Cap Growth ...........................   Class B 0.50%        $  69.45                  --
MarketPLUS Large Cap Growth ...........................   Class B 0.70%        $ 122.55                   3
MarketPLUS Large Cap Growth ...........................   Class B 0.90%        $ 107.65                   3
MarketPLUS Large Cap Growth ...........................   Class B 0.90%        $ 120.23                  26
MarketPLUS Large Cap Growth ...........................   Class B 0.95%        $ 101.62                 103
MarketPLUS Large Cap Growth ...........................   Class B 1.20%        $ 112.19                 167
MarketPLUS Large Cap Growth ...........................   Class B 1.20%        $ 116.82                   1
MarketPLUS Large Cap Growth ...........................   Class B 1.25%        $ 103.08                  --


                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                         Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
MarketPLUS Large Cap Growth ...........................   Class B 1.30%        $ 118.81                   1
MarketPLUS Large Cap Growth ...........................   Class B 1.34%        $ 172.29               1,655
MarketPLUS Large Cap Growth ...........................   Class B 1.35%        $ 115.15                  32
MarketPLUS Large Cap Growth ...........................   Class B 1.45%        $ 109.53                   7
MarketPLUS Mid Cap Value ..............................   Class B 0.50%        $ 179.75                  --
MarketPLUS Mid Cap Value ..............................   Class B 0.70%        $ 143.72                   1
MarketPLUS Mid Cap Value ..............................   Class B 0.90%        $ 174.50                   4
MarketPLUS Mid Cap Value ..............................   Class B 0.90%        $ 141.01                  19
MarketPLUS Mid Cap Value ..............................   Class B 0.95%        $ 177.39                 161
MarketPLUS Mid Cap Value ..............................   Class B 1.20%        $ 137.01                   9
MarketPLUS Mid Cap Value ..............................   Class B 1.20%        $ 136.59                 349
MarketPLUS Mid Cap Value ..............................   Class B 1.25%        $  87.71                  --
MarketPLUS Mid Cap Value ..............................   Class B 1.30%        $ 100.68                   4
MarketPLUS Mid Cap Value ..............................   Class B 1.34%        $ 170.56               2,189
MarketPLUS Mid Cap Value ..............................   Class B 1.35%        $ 135.05                  25
MarketPLUS Mid Cap Value ..............................   Class B 1.45%        $ 133.36                   2
Multimanager Aggressive Equity ........................   Class A 0.50%        $ 116.93                  --
Multimanager Aggressive Equity ........................   Class A 0.70%        $  96.44                  --
Multimanager Aggressive Equity ........................   Class A 0.90%        $ 119.48                  52
Multimanager Aggressive Equity ........................   Class A 1.20%        $ 105.47                   2
Multimanager Aggressive Equity ........................   Class A 1.25%        $  99.59                  --
Multimanager Aggressive Equity ........................   Class A 1.34%        $  89.29               7,790
Multimanager Aggressive Equity ........................   Class A 1.35%        $ 156.14                 954
Multimanager Aggressive Equity ........................   Class A 1.35%        $ 164.39                  98
Multimanager Aggressive Equity ........................   Class A 1.45%        $  86.41                   4
Multimanager Aggressive Equity ........................   Class B 0.50%        $  88.52                  --
Multimanager Aggressive Equity ........................   Class B 0.70%        $  96.44                   8
Multimanager Aggressive Equity ........................   Class B 0.70%        $  95.72                  --
Multimanager Aggressive Equity ........................   Class B 0.90%        $  73.67                  21
Multimanager Aggressive Equity ........................   Class B 0.90%        $  89.23                   1
Multimanager Aggressive Equity ........................   Class B 0.95%        $  93.73                  29
Multimanager Aggressive Equity ........................   Class B 1.20%        $  86.44                  98
Multimanager Aggressive Equity ........................   Class B 1.30%        $ 115.50                   2
Multimanager Core Bond ................................   Class A 1.25%        $ 106.02                  --
Multimanager Core Bond ................................   Class B 0.50%        $ 126.94                  --
Multimanager Core Bond ................................   Class B 0.70%        $ 125.41                  --
Multimanager Core Bond ................................   Class B 0.70%        $ 109.90                  --
Multimanager Core Bond ................................   Class B 0.90%        $ 123.90                   3
Multimanager Core Bond ................................   Class B 0.90%        $ 109.24                  --
Multimanager Core Bond ................................   Class B 0.95%        $ 123.53                 111
Multimanager Core Bond ................................   Class B 1.20%        $ 121.67                 108
Multimanager Core Bond ................................   Class B 1.20%        $ 108.27                  --
Multimanager Core Bond ................................   Class B 1.30%        $ 105.41                   1
Multimanager Core Bond ................................   Class B 1.34%        $ 120.64                 371
Multimanager Core Bond ................................   Class B 1.35%        $ 120.57                  --
Multimanager Core Bond ................................   Class B 1.45%        $ 119.83                  --
Multimanager Health Care ..............................   Class A 1.25%        $ 101.64                  --
Multimanager Health Care ..............................   Class B 0.50%        $ 136.76                  --
Multimanager Health Care ..............................   Class B 0.70%        $ 135.12                  --
Multimanager Health Care ..............................   Class B 0.70%        $ 122.90                  --
Multimanager Health Care ..............................   Class B 0.90%        $ 133.49                   3
Multimanager Health Care ..............................   Class B 0.90%        $ 122.16                  --


                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
Multimanager Health Care ..............................   Class B 0.95%        $ 133.09                 27
Multimanager Health Care ..............................   Class B 1.20%        $ 131.09                 63
Multimanager Health Care ..............................   Class B 1.30%        $ 107.57                  3
Multimanager Health Care ..............................   Class B 1.34%        $ 172.67                  2
Multimanager Health Care ..............................   Class B 1.34%        $ 115.53                 --
Multimanager Health Care ..............................   Class B 1.34%        $ 129.98                297
Multimanager Health Care ..............................   Class B 1.35%        $ 129.90                  1
Multimanager Health Care ..............................   Class B 1.45%        $ 129.11                 --
Multimanager High Yield ...............................   Class A 0.50%        $ 105.59                 --
Multimanager High Yield ...............................   Class A 0.70%        $ 123.46                 --
Multimanager High Yield ...............................   Class A 0.90%        $ 161.88                  5
Multimanager High Yield ...............................   Class A 1.20%        $ 136.92                  2
Multimanager High Yield ...............................   Class A 1.25%        $  99.91                 --
Multimanager High Yield ...............................   Class A 1.34%        $ 182.06                723
Multimanager High Yield ...............................   Class A 1.35%        $ 194.11                 18
Multimanager High Yield ...............................   Class A 1.45%        $ 106.88                  1
Multimanager High Yield ...............................   Class B 0.50%        $ 138.16                 --
Multimanager High Yield ...............................   Class B 0.70%        $ 123.46                 --
Multimanager High Yield ...............................   Class B 0.70%        $ 130.22                 --
Multimanager High Yield ...............................   Class B 0.90%        $ 110.41                  5
Multimanager High Yield ...............................   Class B 0.95%        $ 127.51                164
Multimanager High Yield ...............................   Class B 1.20%        $ 106.89                211
Multimanager High Yield ...............................   Class B 1.30%        $ 104.30                  4
Multimanager International Equity .....................   Class A 1.25%        $ 100.71                 --
Multimanager International Equity .....................   Class B 0.50%        $ 197.82                 --
Multimanager International Equity .....................   Class B 0.70%        $ 195.44                  1
Multimanager International Equity .....................   Class B 0.70%        $ 163.55                 --
Multimanager International Equity .....................   Class B 0.90%        $ 193.09                  5
Multimanager International Equity .....................   Class B 0.90%        $ 162.57                 --
Multimanager International Equity .....................   Class B 0.95%        $ 192.51                 77
Multimanager International Equity .....................   Class B 1.20%        $ 189.61                 88
Multimanager International Equity .....................   Class B 1.30%        $ 117.54                  2
Multimanager International Equity .....................   Class B 1.34%        $ 217.99                 10
Multimanager International Equity .....................   Class B 1.34%        $ 153.75                 --
Multimanager International Equity .....................   Class B 1.34%        $ 188.01                461
Multimanager International Equity .....................   Class B 1.35%        $ 187.89                 --
Multimanager International Equity .....................   Class B 1.45%        $ 186.75                 --
Multimanager Large Cap Core Equity ....................   Class A 1.25%        $  95.23                 --
Multimanager Large Cap Core Equity ....................   Class B 0.50%        $ 134.47                 --
Multimanager Large Cap Core Equity ....................   Class B 0.70%        $ 132.85                 --
Multimanager Large Cap Core Equity ....................   Class B 0.70%        $ 127.29                 --
Multimanager Large Cap Core Equity ....................   Class B 0.90%        $ 131.25                  1
Multimanager Large Cap Core Equity ....................   Class B 0.90%        $ 126.54                 --
Multimanager Large Cap Core Equity ....................   Class B 0.95%        $ 130.86                 12
Multimanager Large Cap Core Equity ....................   Class B 1.20%        $ 128.89                 30
Multimanager Large Cap Core Equity ....................   Class B 1.20%        $ 125.40                 --
Multimanager Large Cap Core Equity ....................   Class B 1.30%        $ 106.68                 --
Multimanager Large Cap Core Equity ....................   Class B 1.34%        $ 127.80                130
Multimanager Large Cap Core Equity ....................   Class B 1.35%        $ 127.72                 --
Multimanager Large Cap Core Equity ....................   Class B 1.45%        $ 126.94                 --


                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
Multimanager Large Cap Growth .........................  Class A 1.25%         $ 102.03                 --
Multimanager Large Cap Growth .........................  Class B 0.50%         $ 111.34                 --
Multimanager Large Cap Growth .........................  Class B 0.70%         $ 110.00                 --
Multimanager Large Cap Growth .........................  Class B 0.70%         $ 120.26                 --
Multimanager Large Cap Growth .........................  Class B 0.90%         $ 108.68                  4
Multimanager Large Cap Growth .........................  Class B 0.90%         $ 119.55                 --
Multimanager Large Cap Growth .........................  Class B 0.95%         $ 108.35                 49
Multimanager Large Cap Growth .........................  Class B 1.20%         $ 106.72                 67
Multimanager Large Cap Growth .........................  Class B 1.20%         $ 118.48                 --
Multimanager Large Cap Growth .........................  Class B 1.30%         $ 111.17                 --
Multimanager Large Cap Growth .........................  Class B 1.34%         $ 105.82                266
Multimanager Large Cap Growth .........................  Class B 1.35%         $ 105.75                 --
Multimanager Large Cap Growth .........................  Class B 1.45%         $ 105.11                 --
Multimanager Large Cap Value ..........................  Class A 1.25%         $  94.15                  1
Multimanager Large Cap Value ..........................  Class B 0.50%         $ 154.53                 --
Multimanager Large Cap Value ..........................  Class B 0.70%         $ 152.67                 --
Multimanager Large Cap Value ..........................  Class B 0.70%         $ 131.39                 --
Multimanager Large Cap Value ..........................  Class B 0.90%         $ 150.84                  3
Multimanager Large Cap Value ..........................  Class B 0.90%         $ 130.61                 --
Multimanager Large Cap Value ..........................  Class B 0.95%         $ 150.38                 67
Multimanager Large Cap Value ..........................  Class B 1.20%         $ 148.12                 93
Multimanager Large Cap Value ..........................  Class B 1.20%         $ 129.44                 --
Multimanager Large Cap Value ..........................  Class B 1.30%         $ 106.36                  3
Multimanager Large Cap Value ..........................  Class B 1.34%         $ 146.86                335
Multimanager Large Cap Value ..........................  Class B 1.35%         $ 146.77                 --
Multimanager Large Cap Value ..........................  Class B 1.45%         $ 145.88                 --
Multimanager Mid Cap Growth ...........................  Class A 1.25%         $  98.14                 --
Multimanager Mid Cap Growth ...........................  Class B 0.50%         $ 127.03                 --
Multimanager Mid Cap Growth ...........................  Class B 0.70%         $ 125.50                 --
Multimanager Mid Cap Growth ...........................  Class B 0.70%         $ 135.92                 --
Multimanager Mid Cap Growth ...........................  Class B 0.90%         $ 123.99                  4
Multimanager Mid Cap Growth ...........................  Class B 0.90%         $ 135.11                 --
Multimanager Mid Cap Growth ...........................  Class B 0.95%         $ 123.62                 75
Multimanager Mid Cap Growth ...........................  Class B 1.20%         $ 121.76                107
Multimanager Mid Cap Growth ...........................  Class B 1.30%         $ 114.07                  1
Multimanager Mid Cap Growth ...........................  Class B 1.34%         $ 181.90                  6
Multimanager Mid Cap Growth ...........................  Class B 1.34%         $ 127.78                 --
Multimanager Mid Cap Growth ...........................  Class B 1.34%         $ 120.73                536
Multimanager Mid Cap Growth ...........................  Class B 1.35%         $ 120.65                  1
Multimanager Mid Cap Growth ...........................  Class B 1.45%         $ 119.92                 --
Multimanager Mid Cap Value ............................  Class A 1.25%         $  88.13                 --
Multimanager Mid Cap Value ............................  Class B 0.50%         $ 144.72                 --
Multimanager Mid Cap Value ............................  Class B 0.70%         $ 142.98                 --
Multimanager Mid Cap Value ............................  Class B 0.70%         $ 124.92                 --
Multimanager Mid Cap Value ............................  Class B 0.90%         $ 141.27                  3
Multimanager Mid Cap Value ............................  Class B 0.90%         $ 124.18                 --
Multimanager Mid Cap Value ............................  Class B 0.95%         $ 140.84                 56
Multimanager Mid Cap Value ............................  Class B 1.20%         $ 138.72                 82
Multimanager Mid Cap Value ............................  Class B 1.30%         $ 101.70                  2
Multimanager Mid Cap Value ............................  Class B 1.34%         $ 176.71                  3


                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
Multimanager Mid Cap Value ............................   Class B 1.34%        $ 117.44                --
Multimanager Mid Cap Value ............................   Class B 1.34%        $ 137.54               368
Multimanager Mid Cap Value ............................   Class B 1.35%        $ 137.46                --
Multimanager Mid Cap Value ............................   Class B 1.45%        $ 136.63                --
Multimanager Small Cap Growth .........................   Class B 0.50%        $ 138.89                --
Multimanager Small Cap Growth .........................   Class B 0.70%        $ 138.00                --
Multimanager Small Cap Growth .........................   Class B 0.90%        $ 137.10                 3
Multimanager Small Cap Growth .........................   Class B 0.95%        $ 136.88                44
Multimanager Small Cap Growth .........................   Class B 1.20%        $ 135.77                72
Multimanager Small Cap Growth .........................   Class B 1.25%        $ 92.33
Multimanager Small Cap Growth .........................   Class B 1.30%        $ 105.90                 2
Multimanager Small Cap Growth .........................   Class B 1.34%        $ 135.15               308
Multimanager Small Cap Growth .........................   Class B 1.34%        $ 135.16                 9
Multimanager Small Cap Growth .........................   Class B 1.35%        $ 135.11                 1
Multimanager Small Cap Growth .........................   Class B 1.45%        $ 134.67                --
Multimanager Small Cap Value ..........................   Class A 1.25%        $  84.78                --
Multimanager Small Cap Value ..........................   Class B 0.50%        $ 187.01                --
Multimanager Small Cap Value ..........................   Class B 0.70%        $ 195.49                --
Multimanager Small Cap Value ..........................   Class B 0.90%        $ 192.22                13
Multimanager Small Cap Value ..........................   Class B 0.95%        $ 151.05                87
Multimanager Small Cap Value ..........................   Class B 1.20%        $ 187.41               112
Multimanager Small Cap Value ..........................   Class B 1.30%        $  92.73                 1
Multimanager Small Cap Value ..........................   Class B 1.34%        $ 185.20               725
Multimanager Small Cap Value ..........................   Class B 1.34%        $ 185.21                14
Multimanager Small Cap Value ..........................   Class B 1.35%        $ 185.04                 5
Multimanager Small Cap Value ..........................   Class B 1.45%        $ 143.86                --
Multimanager Technology ...............................   Class A 1.25%        $ 103.56                 1
Multimanager Technology ...............................   Class B 0.50%        $ 130.12                --
Multimanager Technology ...............................   Class B 0.70%        $ 128.56                 8
Multimanager Technology ...............................   Class B 0.70%        $ 145.87                --
Multimanager Technology ...............................   Class B 0.90%        $ 127.01                 6
Multimanager Technology ...............................   Class B 0.90%        $ 145.00                --
Multimanager Technology ...............................   Class B 0.95%        $ 126.63                73
Multimanager Technology ...............................   Class B 1.20%        $ 124.72               126
Multimanager Technology ...............................   Class B 1.30%        $ 122.15                 2
Multimanager Technology ...............................   Class B 1.34%        $ 192.05                 2
Multimanager Technology ...............................   Class B 1.34%        $ 137.13                --
Multimanager Technology ...............................   Class B 1.34%        $ 123.67               823
Multimanager Technology ...............................   Class B 1.35%        $ 123.59                 3
Multimanager Technology ...............................   Class B 1.45%        $ 122.84                 1
Target 2015 Allocation ................................   Class B 0.50%        $ 115.88                --
Target 2015 Allocation ................................   Class B 0.70%        $ 115.58                --
Target 2015 Allocation ................................   Class B 0.90%        $ 115.27                 1
Target 2015 Allocation ................................   Class B 0.95%        $ 115.19                 1
Target 2015 Allocation ................................   Class B 1.20%        $ 114.81                 5
Target 2015 Allocation ................................   Class B 1.25%        $  99.42                --
Target 2015 Allocation ................................   Class B 1.30%        $ 109.39                --
Target 2015 Allocation ................................   Class B 1.34%        $ 114.60                60
Target 2015 Allocation ................................   Class B 1.35%        $ 114.58                --
Target 2015 Allocation ................................   Class B 1.45%        $ 114.43                --

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2007

                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
Target 2025 Allocation ................................   Class B 0.50%        $ 117.04                  --
Target 2025 Allocation ................................   Class B 0.70%        $ 116.73                  --
Target 2025 Allocation ................................   Class B 0.90%        $ 116.42                  --
Target 2025 Allocation ................................   Class B 0.95%        $ 116.34                   3
Target 2025 Allocation ................................   Class B 1.20%        $ 115.96                  15
Target 2025 Allocation ................................   Class B 1.25%        $  98.77                  --
Target 2025 Allocation ................................   Class B 1.30%        $ 109.99                  --
Target 2025 Allocation ................................   Class B 1.34%        $ 115.74                  61
Target 2025 Allocation ................................   Class B 1.35%        $ 115.73                   1
Target 2025 Allocation ................................   Class B 1.45%        $ 115.57                  --
Target 2035 Allocation ................................   Class B 0.50%        $ 118.01                  --
Target 2035 Allocation ................................   Class B 0.70%        $ 117.70                  --
Target 2035 Allocation ................................   Class B 0.90%        $ 117.39                   1
Target 2035 Allocation ................................   Class B 0.95%        $ 117.31                   3
Target 2035 Allocation ................................   Class B 1.20%        $ 116.92                   7
Target 2035 Allocation ................................   Class B 1.25%        $  98.05                  --
Target 2035 Allocation ................................   Class B 1.30%        $ 110.39                  --
Target 2035 Allocation ................................   Class B 1.34%        $ 116.71                  29
Target 2035 Allocation ................................   Class B 1.35%        $ 116.69                  --
Target 2035 Allocation ................................   Class B 1.45%        $ 116.54                  --
Target 2045 Allocation ................................   Class B 0.50%        $ 119.32                  --
Target 2045 Allocation ................................   Class B 0.70%        $ 119.00                  --
Target 2045 Allocation ................................   Class B 0.90%        $ 118.69                  --
Target 2045 Allocation ................................   Class B 0.95%        $ 118.61                   1
Target 2045 Allocation ................................   Class B 1.20%        $ 118.22                   5
Target 2045 Allocation ................................   Class B 1.20%        $  97.54                  --
Target 2045 Allocation ................................   Class B 1.30%        $ 111.07                  --
Target 2045 Allocation ................................   Class B 1.34%        $ 118.00                  23
Target 2045 Allocation ................................   Class B 1.35%        $ 117.98                  --
Target 2045 Allocation ................................   Class B 1.45%        $ 117.82                  --

----------
The accompanying notes are an integral part of these financial statements.


                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                          AXA Aggressive    AXA Conservative   AXA Conservative-Plus
                                                            Allocation         Allocation           Allocation
                                                         ----------------   ----------------   ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $      3,731,203   $      1,567,430   $           2,541,400
 Expenses:
  Asset-based charges .................................         1,620,267            393,937                 794,603
  Less: Reduction for expense limitation ..............                --                 --                      --
                                                         ----------------   ----------------   ---------------------
  Net Expenses ........................................         1,620,267            393,937                 794,603
                                                         ----------------   ----------------   ---------------------
Net Investment Income (Loss) ..........................         2,110,936          1,173,493               1,746,797
                                                         ----------------   ----------------   ---------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................         3,757,511            379,799                 911,372
  Realized gain distribution from The Trusts ..........         5,351,486            653,167               1,523,882
                                                         ----------------   ----------------   ---------------------
 Net realized gain (loss) .............................         9,108,997          1,032,966               2,435,254
                                                         ----------------   ----------------   ---------------------
  Change in unrealized appreciation
   (depreciation) of investments ......................        (6,954,750)          (841,932)             (1,896,227)
                                                         ----------------   ----------------   ---------------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................         2,154,247            191,034                 539,027
                                                         ----------------   ----------------   ---------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $      4,265,183   $      1,364,527   $           2,285,824
                                                         ================   ================   =====================


                                                           AXA Moderate     AXA Moderate-Plus   EQ/AllianceBernstein
                                                            Allocation         Allocation           Common Stock
                                                         ----------------   -----------------   --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $     58,489,247   $      13,547,933   $         47,098,044
 Expenses:
  Asset-based charges .................................        24,931,932           5,138,529             57,223,195
  Less: Reduction for expense limitation ..............        (5,879,049)                 --             (9,955,496)
                                                         ----------------   -----------------   --------------------
  Net Expenses ........................................        19,052,883           5,138,529             47,267,699
                                                         ----------------   -----------------   --------------------
Net Investment Income (Loss) ..........................        39,436,364           8,409,404               (169,655)
                                                         ----------------   -----------------   --------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................        30,119,493          10,225,520             79,901,173
  Realized gain distribution from The Trusts ..........        32,773,640          13,460,501                     --
                                                         ----------------   -----------------   --------------------
 Net realized gain (loss) .............................        62,893,133          23,686,021             79,901,173
                                                         ----------------   -----------------   --------------------
  Change in unrealized appreciation
   (depreciation) of investments ......................       (11,964,149)        (15,854,312)            27,484,537
                                                         ----------------   -----------------   --------------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................        50,928,984           7,831,709            107,385,710
                                                         ----------------   -----------------   --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $     90,365,348   $      16,241,113   $        107,216,055
                                                         ================   =================   ====================


                                                    EQ/AllianceBernstein
                                                       Intermediate
                                                        Government
                                                        Securities
                                                    --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $          5,430,954
 Expenses:
  Asset-based charges ............................             1,537,471
  Less: Reduction for expense limitation .........               (10,101)
                                                    --------------------
  Net Expenses ...................................             1,527,370
                                                    --------------------
Net Investment Income (Loss) .....................             3,903,584
                                                    --------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............              (970,093)
  Realized gain distribution from The Trusts .....                    --
                                                    --------------------
 Net realized gain (loss) ........................              (970,093)
                                                    --------------------
  Change in unrealized appreciation
   (depreciation) of investments .................             3,752,005
                                                    --------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................             2,781,912
                                                    --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $          6,685,496
                                                    ====================

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                           EQ/AllianceBernstein
                                                    EQ/AllianceBernstein         Large Cap        EQ/AllianceBernstein
                                                        International             Growth              Quality Bond
                                                    --------------------   --------------------   --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $         14,171,158   $                 --   $          7,930,248
 Expenses:
  Asset-based charges ............................            12,481,311              1,864,505              1,999,801
  Less: Reduction for expense limitation .........                    --                     --                     --
                                                    --------------------   --------------------   --------------------
  Net Expenses ...................................            12,481,311              1,864,505              1,999,801
                                                    --------------------   --------------------   --------------------
Net Investment Income (Loss) .....................             1,689,847             (1,864,505)             5,930,447
                                                    --------------------   --------------------   --------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............            72,161,002             13,405,080               (263,447)
  Realized gain distribution from The Trusts .....            84,299,399                     --                     --
                                                    --------------------   --------------------   --------------------
 Net realized gain (loss) ........................           156,460,401             13,405,080               (263,447)
                                                    --------------------   --------------------   --------------------
  Change in unrealized appreciation
   (depreciation) of investments .................           (65,600,773)             5,205,658               (473,499)
                                                    --------------------   --------------------   --------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................            90,859,628             18,610,738               (736,946)
                                                    --------------------   --------------------   --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $         92,549,475   $         16,746,233   $          5,193,501
                                                    ====================   ====================   ====================

                                                    EQ/AllianceBernstein
                                                          Small Cap        EQ/AllianceBernstein         EQ/Ariel
                                                           Growth                  Value            Appreciation II
                                                    --------------------   --------------------   --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $                 --   $         24,962,422   $             13,537
 Expenses:
  Asset-based charges ............................             5,041,206             12,230,741                 44,948
  Less: Reduction for expense limitation .........                    --                     --                     --
                                                    --------------------   --------------------   --------------------
  Net Expenses ...................................             5,041,206             12,230,741                 44,948
                                                    --------------------   --------------------   --------------------
Net Investment Income (Loss) .....................            (5,041,206)            12,731,681                (31,411)
                                                    --------------------   --------------------   --------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............            27,092,094             65,316,273                206,176
  Realized gain distribution from The Trusts .....            55,578,250             98,603,415                 28,475
                                                    --------------------   --------------------   --------------------
 Net realized gain (loss) ........................            82,670,344            163,919,688                234,651
                                                    --------------------   --------------------   --------------------
  Change in unrealized appreciation
   (depreciation) of investments .................           (23,317,507)          (266,779,879)              (295,137)
                                                    --------------------   --------------------   --------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................            59,352,837           (102,860,191)               (60,486)
                                                    --------------------   --------------------   --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $         54,311,631   $        (90,128,510)  $            (91,897)
                                                    ====================   ====================   ====================


                                                   EQ/AXA Rosenberg
                                                     Value Long/
                                                     Short Equity
                                                   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $        178,686
 Expenses:
  Asset-based charges ............................           114,629
  Less: Reduction for expense limitation .........                --
                                                    ----------------
  Net Expenses ...................................           114,629
                                                    ----------------
Net Investment Income (Loss) .....................            64,057
                                                    ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............           (30,630)
  Realized gain distribution from The Trusts .....                --
                                                    ----------------
 Net realized gain (loss) ........................           (30,630)
                                                    ----------------
  Change in unrealized appreciation
   (depreciation) of investments .................           134,180
                                                    ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................           103,550
                                                    ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $        167,607
                                                    ================

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                       EQ/BlackRock        EQ/BlackRock         EQ/Boston
                                                        Basic Value       International          Advisors
                                                          Equity              Value           Equity Income
                                                     ----------------    ----------------    ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $      4,352,195    $      6,504,977    $      1,078,634
 Expenses:
  Asset-based charges ............................          5,285,273           4,377,395             724,661
  Less: Reduction for expense limitation .........                 --                  --                  --
                                                     ----------------    ----------------    ----------------
  Net Expenses ...................................          5,285,273           4,377,395             724,661
                                                     ----------------    ----------------    ----------------
Net Investment Income (Loss) .....................           (933,078)          2,127,582             353,973
                                                     ----------------    ----------------    ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         24,351,836          28,625,637           1,972,605
  Realized gain distribution from The Trusts .....         30,148,964          34,966,113           3,899,219
                                                     ----------------    ----------------    ----------------
 Net realized gain (loss) ........................         54,500,800          63,591,750           5,871,824
                                                     ----------------    ----------------    ----------------
  Change in unrealized appreciation
   (depreciation) of investments .................        (53,893,635)        (38,025,776)         (5,192,746)
                                                     ----------------    ----------------    ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................            607,165          25,565,974             679,078
                                                     ----------------    ----------------    ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $       (325,913)   $     27,693,556    $      1,033,051
                                                     ================    ================    ================

                                                            EQ/Calvert       EQ/Capital        EQ/Capital      EQ/Caywood-Scholl
                                                             Socially         Guardian          Guardian          High Yield
                                                           Responsible         Growth           Research             Bond
                                                         ---------------   ---------------   ---------------   ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $        51,538   $            --   $     2,572,635   $        1,825,784
 Expenses:
  Asset-based charges .................................          254,865           196,797         2,758,734              289,798
  Less: Reduction for expense limitation ..............               --                --                --                   --
                                                         ---------------   ---------------   ---------------   ------------------
  Net Expenses ........................................          254,865           196,797         2,758,734              289,798
                                                         ---------------   ---------------   ---------------   ------------------
Net Investment Income (Loss) ..........................         (203,327)         (196,797)         (186,099)           1,535,986
                                                         ---------------   ---------------   ---------------   ------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................          803,832           962,601        19,494,601              125,122
  Realized gain distribution from The Trusts ..........        1,067,707                --         2,772,628                   --
                                                         ---------------   ---------------   ---------------   ------------------
 Net realized gain (loss) .............................        1,871,539           962,601        22,267,229              125,122
                                                         ---------------   ---------------   ---------------   ------------------
  Change in unrealized appreciation
   (depreciation) of investments ......................          426,570          (452,942)      (29,606,074)          (1,469,113)
                                                         ---------------   ---------------   ---------------   ------------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................        2,298,109           509,659        (7,338,845)          (1,343,991)
                                                         ---------------   ---------------   ---------------   ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $     2,094,782   $       312,862   $    (7,524,944)  $          191,995
                                                         ===============   ===============   ===============   ==================

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                       EQ/Davis                             EQ/Evergreen
                                                       New York           EQ/Equity        International
                                                        Venture           500 Index             Bond
                                                    ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $         23,725   $     16,382,231   $        476,340
 Expenses:
  Asset-based charges ............................            26,163         14,062,463            165,966
  Less: Reduction for expense limitation .........                --                 --                 --
                                                    ----------------   ----------------   ----------------
  Net Expenses ...................................            26,163         14,062,463            165,966
                                                    ----------------   ----------------   ----------------
Net Investment Income (Loss) .....................            (2,438)         2,319,768            310,374
                                                    ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............              (498)        39,879,333            287,464
  Realized gain distribution from The Trusts .....            16,657         28,844,013              8,042
                                                    ----------------   ----------------   ----------------
 Net realized gain (loss) ........................            16,159         68,723,346            295,506
                                                    ----------------   ----------------   ----------------
  Change in unrealized appreciation
   (depreciation) of investments .................           (75,153)       (30,655,199)           516,896
                                                    ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................           (58,994)        38,068,147            812,402
                                                    ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $        (61,432)  $     40,387,915   $      1,122,776
                                                    ================   ================   ================

                                                                                                        EQ/Franklin
                                                     EQ/Evergreen                      EQ/Franklin       Small Cap
                                                         Omega       EQ/FI Mid Cap        Income           Value
                                                    --------------   --------------   --------------   --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $           --   $           --   $    2,605,603   $       29,328
 Expenses:
  Asset-based charges ............................         321,897        4,563,321          718,978           66,221
  Less: Reduction for expense limitation .........              --               --               --               --
                                                    --------------   --------------   --------------   --------------
  Net Expenses ...................................         321,897        4,563,321          718,978           66,221
                                                    --------------   --------------   --------------   --------------
Net Investment Income (Loss) .....................        (321,897)      (4,563,321)       1,886,625          (36,893)
                                                    --------------   --------------   --------------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         971,305        8,755,421          627,644         (422,004)
  Realized gain distribution from The Trusts .....       1,457,860       48,809,303          204,643           23,987
                                                    --------------   --------------   --------------   --------------
 Net realized gain (loss) ........................       2,429,165       57,564,724          832,287         (398,017)
                                                    --------------   --------------   --------------   --------------
  Change in unrealized appreciation
   (depreciation) of investments .................          36,208      (32,399,351)      (4,316,497)        (559,628)
                                                    --------------   --------------   --------------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       2,465,373       25,165,373       (3,484,210)        (957,645)
                                                    --------------   --------------   --------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $    2,143,476   $   20,602,052   $   (1,597,585)  $     (994,538)
                                                    ==============   ==============   ==============   ==============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                              EQ/Franklin            EQ/GAMCO         EQ/GAMCO
                                                               Templeton           Mergers and     Small Company
                                                          Founding Strategy (a)    Acquisitions        Value
                                                         ----------------------   --------------   --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $              384,583   $       89,682   $      540,820
 Expenses:
  Asset-based charges .................................                 114,033          138,531        1,342,794
  Less: Reduction for expense limitation ..............                      --               --               --
                                                         ----------------------   --------------   --------------
  Net Expenses ........................................                 114,033          138,531        1,342,794
                                                         ----------------------   --------------   --------------
Net Investment Income (Loss) ..........................                 270,550          (48,849)        (801,974)
                                                         ----------------------   --------------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................                 (35,580)         281,754        4,798,657
  Realized gain distribution from The Trusts ..........                   1,402          548,233        4,470,346
                                                         ----------------------   --------------   --------------
 Net realized gain (loss) .............................                 (34,178)         829,987        9,269,003
                                                         ----------------------   --------------   --------------
  Change in unrealized appreciation
   (depreciation) of investments ......................                (994,758)        (681,020)      (3,368,670)
                                                         ----------------------   --------------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................              (1,028,936)         148,967        5,900,333
                                                         ----------------------   --------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $             (758,386)  $      100,118   $    5,098,359
                                                         ======================   ==============   ==============

                                                                                                 EQ/JPMorgan
                                                         EQ/International     EQ/JPMorgan           Value          EQ/Legg Mason
                                                              Growth           Core Bond        Opportunities       Value Equity
                                                         ----------------   ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $        178,898   $      6,029,538   $        982,472   $             --
 Expenses:
  Asset-based charges .................................           329,678          1,625,863            958,069            270,230
  Less: Reduction for expense limitation ..............                --                 --                 --                 --
                                                         ----------------   ----------------   ----------------   ----------------
  Net Expenses ........................................           329,678          1,625,863            958,069            270,230
                                                         ----------------   ----------------   ----------------   ----------------
Net Investment Income (Loss) ..........................          (150,780)         4,403,675             24,403           (270,230)
                                                         ----------------   ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................         2,307,171           (611,538)         7,730,460            399,299
  Realized gain distribution from The Trusts ..........         1,272,537                 --         10,261,737            457,938
                                                         ----------------   ----------------   ----------------   ----------------
 Net realized gain (loss) .............................         3,579,708           (611,538)        17,992,197            857,237
                                                         ----------------   ----------------   ----------------   ----------------
  Change in unrealized appreciation
   (depreciation) of investments ......................          (488,119)        (1,452,592)       (20,010,281)        (2,224,944)
                                                         ----------------   ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................         3,091,589         (2,064,130)        (2,018,084)        (1,367,707)
                                                         ----------------   ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $      2,940,809   $      2,339,545   $     (1,993,681)  $     (1,637,937)
                                                         ================   ================   ================   ================

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                             EQ/Lord Abbett     EQ/Lord Abbett
                                                              EQ/Long          Growth and          Large Cap
                                                             Term Bond           Income              Core
                                                         ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $        900,663   $        183,565   $         45,977
 Expenses:
  Asset-based charges .................................           257,074            201,873             71,372
  Less: Reduction for expense limitation ..............                --                 --                 --
                                                         ----------------   ----------------   ----------------
  Net Expenses ........................................           257,074            201,873             71,372
                                                         ----------------   ----------------   ----------------
Net Investment Income (Loss) ..........................           643,589            (18,308)           (25,395)
                                                         ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................           (55,376)           634,199            296,352
  Realized gain distribution from The Trusts ..........                --            624,691            239,978
                                                         ----------------   ----------------   ----------------
 Net realized gain (loss) .............................           (55,376)         1,258,890            536,330
                                                         ----------------   ----------------   ----------------
  Change in unrealized appreciation
   (depreciation) of investments ......................           705,823           (973,321)           (70,442)
                                                         ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................           650,447            285,569            465,888
                                                         ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $      1,294,036   $        267,261   $        440,493
                                                         ================   ================   ================

                                                     EQ/Lord Abbett
                                                         Mid Cap          EQ/Marsico          EQ/Money         EQ/Montag &
                                                          Value              Focus             Market        Caldwell Growth
                                                    ----------------   ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $        146,543   $        677,569   $      8,394,695   $         26,677
 Expenses:
  Asset-based charges ............................           319,177          4,725,864          2,350,242             74,941
  Less: Reduction for expense limitation .........                --                 --           (182,343)                --
                                                    ----------------   ----------------   ----------------   ----------------
  Net Expenses ...................................           319,177          4,725,864          2,167,899             74,941
                                                    ----------------   ----------------   ----------------   ----------------
Net Investment Income (Loss) .....................          (172,634)        (4,048,295)         6,226,796            (48,264)
                                                    ----------------   ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         1,710,897         19,961,628           (122,525)           583,698
  Realized gain distribution from The Trusts .....         1,894,731         32,202,504                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net realized gain (loss) ........................         3,605,628         52,164,132           (122,525)           583,698
                                                    ----------------   ----------------   ----------------   ----------------
  Change in unrealized appreciation
   (depreciation) of investments .................        (4,638,663)        (4,405,374)           125,159            242,069
                                                    ----------------   ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (1,033,035)        47,758,758              2,634            825,767
                                                    ----------------   ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $     (1,205,669)  $     43,710,463   $      6,229,430   $        777,503
                                                    ================   ================   ================   ================

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                                        EQ/Oppenheimer
                                                       EQ/Mutual       EQ/Oppenheimer     Main Street
                                                        Shares             Global       Opportunity (c)
                                                    ---------------   ---------------   ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $            --   $        29,327   $         6,250
 Expenses:
  Asset-based charges ............................          318,913            99,498             5,463
  Less: Reduction for expense limitation .........               --                --                --
                                                    ---------------   ---------------   ---------------
  Net Expenses ...................................          318,913            99,498             5,463
                                                    ---------------   ---------------   ---------------
Net Investment Income (Loss) .....................         (318,913)          (70,171)              787
                                                    ---------------   ---------------   ---------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          329,514           304,877            (4,579)
  Realized gain distribution from The Trusts .....            2,956           121,716            63,067
                                                    ---------------   ---------------   ---------------
 Net realized gain (loss) ........................          332,470           426,593            58,488
                                                    ---------------   ---------------   ---------------
  Change in unrealized appreciation
   (depreciation) of investments .................       (1,118,722)         (332,403)         (118,992)
                                                    ---------------   ---------------   ---------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         (786,252)           94,190           (60,504)
                                                    ---------------   ---------------   ---------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $    (1,105,165)  $        24,019   $       (59,717)
                                                    ===============   ===============   ===============

                                                     EQ/Oppenheimer
                                                       Main Street         EQ/PIMCO           EQ/Short           EQ/Small
                                                        Small Cap         Real Return      Duration Bond      Company Index
                                                    ----------------   ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $             --   $      1,114,195   $        465,626   $      2,307,540
 Expenses:
  Asset-based charges ............................            67,754            442,848            117,774          2,118,265
  Less: Reduction for expense limitation .........                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
  Net Expenses ...................................            67,754            442,848            117,774          2,118,265
                                                    ----------------   ----------------   ----------------   ----------------
Net Investment Income (Loss) .....................           (67,754)           671,347            347,852            189,275
                                                    ----------------   ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............            98,052           (135,208)            56,506          6,189,798
  Realized gain distribution from The Trusts .....           120,441            398,511                 --         12,024,078
                                                    ----------------   ----------------   ----------------   ----------------
 Net realized gain (loss) ........................           218,493            263,303             56,506         18,213,876
                                                    ----------------   ----------------   ----------------   ----------------
  Change in unrealized appreciation
   (depreciation) of investments .................          (661,765)         2,795,069            (15,114)       (24,004,047)
                                                    ----------------   ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          (443,272)         3,058,372             41,392         (5,790,171)
                                                    ----------------   ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $       (511,026)  $      3,729,719   $        389,244   $     (5,600,896)
                                                    ================   ================   ================   ================

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                                                  EQ/UBS
                                                    EQ/T. Rowe Price      EQ/Templeton          Growth and
                                                      Growth Stock           Growth              Income
                                                    -----------------   -----------------   -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $          63,275   $         142,501   $         225,276
 Expenses:
  Asset-based charges ............................            589,117             271,752             316,330
  Less: Reduction for expense limitation .........                 --                  --                  --
                                                    -----------------   -----------------   -----------------
  Net Expenses ...................................            589,117             271,752             316,330
                                                    -----------------   -----------------   -----------------
Net Investment Income (Loss) .....................           (525,842)           (129,251)            (91,054)
                                                    -----------------   -----------------   -----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          2,228,804             330,623           1,013,429
  Realized gain distribution from The Trusts .....          4,687,248              81,277                  --
                                                    -----------------   -----------------   -----------------
 Net realized gain (loss) ........................          6,916,052             411,900           1,013,429
                                                    -----------------   -----------------   -----------------
  Change in unrealized appreciation
   (depreciation) of investments .................         (7,931,578)           (805,069)         (1,212,257)
                                                    -----------------   -----------------   -----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         (1,015,526)           (393,169)           (198,828)
                                                    -----------------   -----------------   -----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $      (1,541,368)  $        (522,420)  $        (289,882)
                                                    =================   =================   =================

                                                                          EQ/Van Kampen       EQ/Van Kampen
                                                      EQ/Van Kampen     Emerging Markets         Mid Cap          Eq/Van Kampen
                                                        Comstock              Equity              Growth          Real Estate (b)
                                                    -----------------   -----------------   -----------------   -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $         380,747   $              --   $          93,310   $       1,125,802
 Expenses:
  Asset-based charges ............................            289,258           6,617,232             354,584             722,220
  Less: Reduction for expense limitation .........                 --                  --                  --                  --
                                                    -----------------   -----------------   -----------------   -----------------
  Net Expenses ...................................            289,258           6,617,232             354,584             722,220
                                                    -----------------   -----------------   -----------------   -----------------
Net Investment Income (Loss) .....................             91,489          (6,617,232)           (261,274)            403,582
                                                    -----------------   -----------------   -----------------   -----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............            814,948          84,581,854           2,348,151            (302,303)
  Realized gain distribution from The Trusts .....            806,395         109,883,303           2,017,506             834,510
                                                    -----------------   -----------------   -----------------   -----------------
 Net realized gain (loss) ........................          1,621,343         194,465,157           4,365,657             532,207
                                                    -----------------   -----------------   -----------------   -----------------
  Change in unrealized appreciation
   (depreciation) of investments .................         (2,750,117)        (16,557,720)              9,875         (13,599,212)
                                                    -----------------   -----------------   -----------------   -----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         (1,128,774)        177,907,437           4,375,532         (13,067,005)
                                                    -----------------   -----------------   -----------------   -----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $      (1,037,285)  $     171,290,205   $       4,114,258   $     (12,663,423)
                                                    =================   =================   =================   =================

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                             MarketPLUS           MarketPLUS
                                                        MarketPLUS            Large Cap            Large Cap
                                                    International Core          Core                Growth
                                                    ------------------   ------------------   ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $          451,241   $          197,224   $        1,088,460
 Expenses:
  Asset-based charges ............................           1,416,683              207,349            4,223,254
  Less: Reduction for expense limitation .........                  --                   --                   --
                                                    ------------------   ------------------   ------------------
  Net Expenses ...................................           1,416,683              207,349            4,223,254
                                                    ------------------   ------------------   ------------------
Net Investment Income (Loss) .....................            (965,442)             (10,125)          (3,134,794)
                                                    ------------------   ------------------   ------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............           9,584,269            1,575,093           19,023,896
  Realized gain distribution from The Trusts .....          22,363,950            3,280,878                   --
                                                    ------------------   ------------------   ------------------
 Net realized gain (loss) ........................          31,948,219            4,855,971           19,023,896
                                                    ------------------   ------------------   ------------------
  Change in unrealized appreciation
   (depreciation) of investments .................         (17,185,462)          (4,430,562)          25,806,328
                                                    ------------------   ------------------   ------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          14,762,757              425,409           44,830,224
                                                    ------------------   ------------------   ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $       13,797,315   $          415,284   $       41,695,430
                                                    ==================   ==================   ==================

                                                       MarketPLUS
                                                         Mid Cap           Multimanager        Multimanager       Multimanager
                                                          Value         Aggressive Equity       Core Bond          Health Care
                                                    -----------------   -----------------   -----------------   -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $       5,154,743   $         878,952   $       2,839,238   $              --
 Expenses:
  Asset-based charges ............................          6,702,914          12,362,709             871,773             648,600
  Less: Reduction for expense limitation .........                 --          (2,686,731)                 --                  --
                                                    -----------------   -----------------   -----------------   -----------------
  Net Expenses ...................................          6,702,914           9,675,978             871,773             648,600
                                                    -----------------   -----------------   -----------------   -----------------
Net Investment Income (Loss) .....................         (1,548,171)         (8,797,026)          1,967,465            (648,600)
                                                    -----------------   -----------------   -----------------   -----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         17,147,029           2,694,259            (478,087)          1,507,730
  Realized gain distribution from The Trusts .....        118,306,024                  --                  --           4,016,221
                                                    -----------------   -----------------   -----------------   -----------------
 Net realized gain (loss) ........................        135,453,053           2,694,259            (478,087)          5,523,951
                                                    -----------------   -----------------   -----------------   -----------------
  Change in unrealized appreciation
   (depreciation) of investments .................       (147,048,888)         98,209,591           1,883,980          (1,195,161)
                                                    -----------------   -----------------   -----------------   -----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (11,595,835)        100,903,850           1,405,893           4,328,790
                                                    -----------------   -----------------   -----------------   -----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $     (13,144,006)  $      92,106,824   $       3,373,358   $       3,680,190
                                                    =================   =================   =================   =================

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                        Multimanager        Multimanager
                                                      Multimanager      International        Large Cap
                                                       High Yield           Equity          Core Equity
                                                    ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $     14,114,061   $        826,765   $        100,627
 Expenses:
  Asset-based charges ............................         2,390,519          1,478,433            284,453
  Less: Reduction for expense limitation .........                --                 --                 --
                                                    ----------------   ----------------   ----------------
  Net Expenses ...................................         2,390,519          1,478,433            284,453
                                                    ----------------   ----------------   ----------------
Net Investment Income (Loss) .....................        11,723,542           (651,668)          (183,826)
                                                    ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          (278,762)        11,072,237          1,425,601
  Realized gain distribution from The Trusts .....                --          6,827,292          1,578,505
                                                    ----------------   ----------------   ----------------
 Net realized gain (loss) ........................          (278,762)        17,899,529          3,004,106
                                                    ----------------   ----------------   ----------------
  Change in unrealized appreciation
   (depreciation) of investments .................        (7,784,322)        (5,342,494)        (2,021,923)
                                                    ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (8,063,084)        12,557,035            982,183
                                                    ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $      3,660,458   $     11,905,367   $        798,357
                                                    ================   ================   ================

                                                       Multimanager      Multimanager       Multimanager       Multimanager
                                                        Large Cap          Large Cap          Mid Cap             Mid Cap
                                                         Growth              Value             Growth              Value
                                                    ----------------   ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $             --   $        831,530   $             --   $             --
 Expenses:
  Asset-based charges ............................           493,442            921,240          1,130,878          1,020,988
  Less: Reduction for expense limitation .........                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
  Net Expenses ...................................           493,442            921,240          1,130,878          1,020,988
                                                    ----------------   ----------------   ----------------   ----------------
Net Investment Income (Loss) .....................          (493,442)           (89,710)        (1,130,878)        (1,020,988)
                                                    ----------------   ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         1,496,878          4,577,222          2,121,600         (1,326,310)
  Realized gain distribution from The Trusts .....         4,765,699          7,610,744          8,808,118          6,335,625
                                                    ----------------   ----------------   ----------------   ----------------
 Net realized gain (loss) ........................         6,262,577         12,187,966         10,929,718          5,009,315
                                                    ----------------   ----------------   ----------------   ----------------
  Change in unrealized appreciation
   (depreciation) of investments .................        (2,088,714)       (10,676,307)        (1,289,899)        (4,726,493)
                                                    ----------------   ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         4,173,863          1,511,659          9,639,819            282,822
                                                    ----------------   ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $      3,680,421   $      1,421,949   $      8,508,941   $       (738,166)
                                                    ================   ================   ================   ================

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                     Multimanager        Multimanager
                                                      Small Cap            Small Cap        Multimanager
                                                        Growth               Value           Technology
                                                    ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $             --   $        621,349   $             --
 Expenses:
  Asset-based charges ............................           672,155          2,652,726          1,533,351
  Less: Reduction for expense limitation .........                --                 --                 --
                                                    ----------------   ----------------   ----------------
  Net Expenses ...................................           672,155          2,652,726          1,533,351
                                                    ----------------   ----------------   ----------------
Net Investment Income (Loss) .....................          (672,155)        (2,031,377)        (1,533,351)
                                                    ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         1,394,392         (1,832,829)        13,077,795
  Realized gain distribution from The Trusts .....         5,615,306         15,861,596                 --
                                                    ----------------   ----------------   ----------------
 Net realized gain (loss) ........................         7,009,698         14,028,767         13,077,795
                                                    ----------------   ----------------   ----------------
  Change in unrealized appreciation
   (depreciation) of investments .................        (7,496,644)       (33,937,728)         5,906,751
                                                    ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          (486,946)       (19,908,961)        18,984,546
                                                    ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $     (1,159,101)  $    (21,940,338)  $     17,451,195
                                                    ================   ================   ================

                                                     Target 2015     Target 2025    Target 2035     Target 2045
                                                      Allocation      Allocation     Allocation      Allocation
                                                    -------------   -------------   -------------   -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $     217,137   $     211,647   $      93,740   $      55,754
 Expenses:
  Asset-based charges ............................         55,880          65,985          29,474          21,912
  Less: Reduction for expense limitation .........             --              --              --              --
                                                    -------------   -------------   -------------   -------------
  Net Expenses ...................................         55,880          65,985          29,474          21,912
                                                    -------------   -------------   -------------   -------------
Net Investment Income (Loss) .....................        161,257         145,662          64,266          33,842
                                                    -------------   -------------   -------------   -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         76,349          85,907          52,289          73,473
  Realized gain distribution from The Trusts .....         72,317          99,263          32,577          85,207
                                                    -------------   -------------   -------------   -------------
 Net realized gain (loss) ........................        148,666         185,170          84,866         158,680
                                                    -------------   -------------   -------------   -------------
  Change in unrealized appreciation
   (depreciation) of investments .................       (170,852)       (225,356)        (96,824)       (156,241)
                                                    -------------   -------------   -------------   -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (22,186)        (40,186)        (11,958)          2,439
                                                    -------------   -------------   -------------   -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $     139,071   $     105,476   $      52,308   $      36,281
                                                    =============   =============   =============   =============

-------
(a) Commenced operations on May 29, 2007.
(b) Commenced operations on August 17, 2007.
(c) Commenced operations on May 18, 2007.
The accompanying notes are an integral part of these financial statements.

                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                              AXA Aggressive
                                                                Allocation
                                                    -----------------------------------
                                                          2007               2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $      2,110,936   $        993,051
 Net realized gain (loss) on investments .........         9,108,997          2,823,176
 Change in unrealized appreciation
  (depreciation) of investments ..................        (6,954,750)         3,292,688
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         4,265,183          7,108,915
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        54,226,477         23,844,855
  Transfers between funds including
   guaranteed interest account, net ..............        34,562,020         26,083,492
  Transfers for contract benefit and
   terminations ..................................        (8,914,260)        (2,538,626)
  Contract maintenance charges ...................          (170,154)           (60,128)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        79,704,083         47,329,593
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............              (509)           (44,777)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................        83,968,757         54,393,731
Net Assets -- Beginning of Period ................        77,409,118         23,015,387
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $    161,377,875   $     77,409,118
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --
 Units Redeemed ..................................                --                 --
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --
                                                    ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               707                459
 Units Redeemed ..................................              (190)              (120)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................               517                339
                                                    ----------------   ----------------

                                                             AXA Conservative                   AXA Conservative-Plus
                                                                Allocation                            Allocation
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006                2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $      1,173,493   $        465,936   $      1,746,797   $        817,332
 Net realized gain (loss) on investments .........         1,032,966            165,790          2,435,254            829,118
 Change in unrealized appreciation
  (depreciation) of investments ..................          (841,932)           190,212         (1,896,227)           638,458
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         1,364,527            821,938          2,285,824          2,284,908
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........         9,072,870          4,859,836         21,433,036         15,970,563
  Transfers between funds including
   guaranteed interest account, net ..............        19,023,354          2,799,627         21,846,163          6,697,745
  Transfers for contract benefit and
   terminations ..................................        (3,601,931)        (1,579,213)        (6,889,845)        (3,805,513)
  Contract maintenance charges ...................           (20,616)           (12,780)           (61,923)           (30,881)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        24,473,677          6,067,470         36,327,431         18,831,914
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............                --            (38,671)                47            (38,269)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        25,838,204          6,850,737         38,613,302         21,078,553
Net Assets -- Beginning of Period ................        18,937,107         12,086,370         41,481,408         20,402,855
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     44,775,311   $     18,937,107   $     80,094,710   $     41,481,408
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               327                122                438                256
 Units Redeemed ..................................              (116)               (67)              (146)               (94)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               211                 55                292                162
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,



                                                                 AXA Moderate
                                                                  Allocation
                                                    ---------------------------------------
                                                            2007                 2006
                                                    ------------------   ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       39,436,364   $       28,974,017
 Net realized gain (loss) on investments .........          62,893,133           37,835,708
 Change in unrealized appreciation
  (depreciation) of investments ..................         (11,964,149)          82,054,012
                                                    ------------------   ------------------
 Net increase (decrease) in net assets from
  operations .....................................          90,365,348          148,863,737
                                                    ------------------   ------------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........         151,377,299          119,386,928
  Transfers between funds including
   guaranteed interest account, net ..............          28,229,318          (20,879,947)
  Transfers for contract benefit and
   terminations ..................................        (205,914,111)        (210,390,505)
  Contract maintenance charges ...................          (1,218,186)          (1,185,812)
  Adjustments to net assets allocated to
   contracts in payout period ....................            (680,602)            (591,694)
                                                    ------------------   ------------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         (28,206,282)        (113,661,030)
                                                    ------------------   ------------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............           2,433,061               71,950
                                                    ------------------   ------------------
Increase (Decrease) in Net Assets ................          64,592,127           35,274,657
Net Assets -- Beginning of Period ................       1,701,006,898        1,665,732,241
                                                    ------------------   ------------------
Net Assets -- End of Period ......................  $    1,765,599,025   $    1,701,006,898
                                                    ==================   ==================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               2,823                2,209
 Units Redeemed ..................................              (3,432)              (3,743)
                                                    ------------------   ------------------
 Net Increase (Decrease) .........................                (609)              (1,534)
                                                    ------------------   ------------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                 419                  270
 Units Redeemed ..................................                (210)                (177)
                                                    ------------------   ------------------
 Net Increase (Decrease) .........................                 209                   93
                                                    ------------------   ------------------

                                                             AXA Moderate-Plus                  EQ/AllianceBernstein
                                                                Allocation                          Common Stock
                                                    -----------------------------------   -----------------------------------
                                                          2007                2006              2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $      8,409,404   $      3,839,574   $       (169,655)  $      8,160,325
 Net realized gain (loss) on investments .........        23,686,021          5,834,592         79,901,173         23,573,141
 Change in unrealized appreciation
  (depreciation) of investments ..................       (15,854,312)        12,340,076         27,484,537        354,142,577
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        16,241,113         22,014,242        107,216,055        385,876,043
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       143,019,927         79,982,968        163,082,552        182,291,624
  Transfers between funds including
   guaranteed interest account, net ..............       119,368,137         83,449,300       (288,982,562)      (227,957,731)
  Transfers for contract benefit and
   terminations ..................................       (31,788,962)        (9,097,843)      (485,116,602)      (551,180,693)
  Contract maintenance charges ...................          (456,144)          (214,420)        (2,337,851)        (2,608,747)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --          1,817,256            428,036
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       230,142,958        154,120,005       (611,537,207)      (599,027,511)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............               830            (33,083)        (4,079,702)        (1,994,452)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................       246,384,901        176,101,164       (508,400,854)      (215,145,920)
Net Assets -- Beginning of Period ................       267,422,318         91,321,154      4,188,213,018      4,403,358,938
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $    513,807,219   $    267,422,318   $  3,679,812,164   $  4,188,213,018
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                752                940
 Units Redeemed ..................................                --                 --             (2,345)            (2,715)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --             (1,593)            (1,775)
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................             2,052              1,337                214                233
 Units Redeemed ..................................              (458)              (179)              (388)              (340)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................             1,594              1,158               (174)              (107)
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/AllianceBernstein
                                                               Intermediate
                                                          Government Securities
                                                    ---------------------------------
                                                          2007             2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $     3,903,584   $     3,580,538
 Net realized gain (loss) on investments .........         (970,093)       (1,387,779)
 Change in unrealized appreciation
  (depreciation) of investments ..................        3,752,005           325,750
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................        6,685,496         2,518,509
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       10,940,399        11,712,692
  Transfers between funds including
   guaranteed interest account, net ..............       (3,929,382)      (10,727,955)
  Transfers for contract benefit and
   terminations ..................................      (16,055,518)      (16,943,417)
  Contract maintenance charges ...................          (98,606)         (113,339)
  Adjustments to net assets allocated to
   contracts in payout period ....................           38,353            34,238
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (9,104,754)      (16,037,781)
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............          (86,833)          (50,074)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................       (2,506,091)      (13,569,346)
Net Assets -- Beginning of Period ................      124,772,879       138,342,225
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $   122,266,788   $   124,772,879
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................              112                94
 Units Redeemed ..................................             (144)             (178)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................              (32)              (84)
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               35                28
 Units Redeemed ..................................              (64)              (50)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................              (29)              (22)
                                                    ---------------   ---------------

                                                            EQ/AllianceBernstein                 EQ/AllianceBernstein
                                                               International                       Large Cap Growth
                                                    -----------------------------------   -----------------------------------
                                                          2007                2006               2007              2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $      1,689,847   $      2,756,554   $     (1,864,505)  $     (2,002,698)
 Net realized gain (loss) on investments .........       156,460,401        130,011,138         13,405,080          7,118,429
 Change in unrealized appreciation
  (depreciation) of investments ..................       (65,600,773)        30,111,789          5,205,658         (9,122,230)
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        92,549,475        162,879,481         16,746,233         (4,006,499)
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        81,508,287         70,066,182         12,179,733         15,025,830
  Transfers between funds including
   guaranteed interest account, net ..............         6,171,213         18,012,387        (11,077,052)        (8,965,564)
  Transfers for contract benefit and
   terminations ..................................      (105,427,840)       (97,790,219)       (18,052,807)       (18,321,891)
  Contract maintenance charges ...................          (650,594)          (623,475)          (142,188)          (160,474)
  Adjustments to net assets allocated to
   contracts in payout period ....................          (876,667)          (309,402)                --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (19,275,601)       (10,644,527)       (17,092,314)       (12,422,099)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............           842,726            (71,367)               166           (384,409)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        74,116,600        152,163,587           (345,915)       (16,813,007)
Net Assets -- Beginning of Period ................       890,675,996        738,512,409        146,209,754        163,022,761
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $    964,792,596   $    890,675,996   $    145,863,839   $    146,209,754
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               803                907                 --                 --
 Units Redeemed ..................................              (945)            (1,030)                --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................              (142)              (123)                --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               254                260                325                506
 Units Redeemed ..................................              (195)              (183)              (566)              (699)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                59                 77               (241)              (193)
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/AllianceBernstein
                                                               Quality Bond
                                                    -----------------------------------
                                                          2007              2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $      5,930,447   $      4,255,990
 Net realized gain (loss) on investments .........          (263,447)          (386,141)
 Change in unrealized appreciation
  (depreciation) of investments ..................          (473,499)           200,508
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         5,193,501          4,070,357
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        15,266,857         15,216,777
  Transfers between funds including
   guaranteed interest account, net ..............         2,980,102         (5,690,869)
  Transfers for contract benefit and
   terminations ..................................       (19,484,211)       (20,655,589)
  Contract maintenance charges ...................          (116,772)          (129,800)
  Adjustments to net assets allocated to
   contracts in payout period ....................           (10,486)            45,883
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        (1,364,510)       (11,213,598)
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............            20,982           (324,182)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................         3,849,973         (7,467,423)
Net Assets -- Beginning of Period ................       153,424,054        160,891,477
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $    157,274,027   $    153,424,054
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               158                152
 Units Redeemed ..................................              (161)              (211)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                (3)               (59)
                                                    ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                52                 41
 Units Redeemed ..................................               (57)               (51)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                (5)               (10)
                                                    ----------------   ----------------

                                                           EQ/AllianceBernstein                  EQ/AllianceBernstein
                                                             Small Cap Growth                          Value (i)
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007              2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $     (5,041,206)  $     (4,981,125)  $     12,731,681   $      1,679,828
 Net realized gain (loss) on investments .........        82,670,344         58,134,243        163,919,688         57,086,970
 Change in unrealized appreciation
  (depreciation) of investments ..................       (23,317,507)       (25,601,492)      (266,779,879)        19,258,630
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        54,311,631         27,551,626        (90,128,510)        78,025,428
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        30,149,425         33,603,148        103,244,325         66,025,240
  Transfers between funds including
   guaranteed interest account, net ..............       (23,203,648)       (20,033,242)     1,088,938,159         26,933,460
  Transfers for contract benefit and
   terminations ..................................       (43,266,870)       (40,742,131)       (94,156,283)       (41,978,008)
  Contract maintenance charges ...................          (317,674)          (347,454)          (692,001)          (328,352)
  Adjustments to net assets allocated to
   contracts in payout period ....................          (850,410)             6,203         (7,127,679)                --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (37,489,177)       (27,513,476)     1,090,206,521         50,652,340
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............           778,057            (97,525)         6,734,139           (264,897)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        17,600,511            (59,375)     1,006,812,150        128,412,871
Net Assets -- Beginning of Period ................       373,919,423        373,978,798        500,588,174        372,175,303
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $    391,519,934   $    373,919,423   $  1,507,400,324   $    500,588,174
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               371                466             10,615                 --
 Units Redeemed ..................................              (528)              (608)            (1,228)                --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................              (157)              (142)             9,387                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                74                 88              1,238              1,021
 Units Redeemed ..................................              (113)              (107)            (2,995)              (641)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               (39)               (19)            (1,757)               380
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/Ariel Appreciation II
                                                    ---------------------------------
                                                          2007            2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       (31,411)  $        (1,404)
 Net realized gain (loss) on investments .........          234,651            15,804
 Change in unrealized appreciation
  (depreciation) of investments ..................         (295,137)          251,349
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................          (91,897)          265,749
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........          537,998           850,759
  Transfers between funds including
   guaranteed interest account, net ..............           17,479         1,672,225
  Transfers for contract benefit and
   terminations ..................................         (448,436)         (153,696)
  Contract maintenance charges ...................             (769)             (276)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................          106,272         2,369,012
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............               --              (522)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................           14,375         2,634,239
Net Assets -- Beginning of Period ................        3,222,815           588,576
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $     3,237,190   $     3,222,815
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B

 Units Issued ....................................               16                29
 Units Redeemed ..................................              (15)               (7)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................                1                22
                                                    ---------------   ---------------


                                                             EQ/AXA Rosenberg
                                                               Value Long/                           EQ/BlackRock
                                                               Short Equity                      Basic Value Equity
                                                    -----------------------------------   -----------------------------------
                                                           2007              2006               2007                2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $         64,057   $        149,810   $       (933,078)  $      5,635,772
 Net realized gain (loss) on investments .........           (30,630)           183,507         54,500,800         38,868,753
 Change in unrealized appreciation
  (depreciation) of investments ..................           134,180           (354,260)       (53,893,635)        19,316,684
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           167,607            (20,943)          (325,913)        63,821,209
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........         1,232,476          1,981,174         42,331,336         35,888,869
  Transfers between funds including
   guaranteed interest account, net ..............        (1,170,387)           465,450        (11,188,106)       (13,630,979)
  Transfers for contract benefit and
   terminations ..................................          (841,931)        (1,110,673)       (38,515,211)       (38,677,152)
  Contract maintenance charges ...................            (4,201)            (4,202)          (294,561)          (300,593)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................          (784,043)         1,331,749         (7,666,542)       (16,719,855)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............              (131)           (37,431)              (445)          (165,867)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................          (616,567)         1,273,375         (7,992,900)        46,935,487
Net Assets -- Beginning of Period ................         9,609,912          8,336,537        391,201,374        344,265,887
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $      8,993,345   $      9,609,912   $    383,208,474   $    391,201,374
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                36                 61                330                295
 Units Redeemed ..................................               (44)               (49)              (362)              (383)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                (8)                12                (32)               (88)
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/BlackRock
                                                           International Value
                                                    ---------------------------------
                                                         2007               2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $     2,127,582   $     6,000,801
 Net realized gain (loss) on investments .........       63,591,750        36,610,570
 Change in unrealized appreciation
  (depreciation) of investments ..................      (38,025,776)       10,921,813
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................       27,693,556        53,533,184
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       49,118,204        40,990,575
  Transfers between funds including
   guaranteed interest account, net ..............          222,107        25,730,670
  Transfers for contract benefit and
   terminations ..................................      (30,119,561)      (21,758,539)
  Contract maintenance charges ...................         (275,242)         (226,752)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       18,945,508        44,735,954
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............           (1,520)          (42,132)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................       46,637,544        98,227,006
Net Assets -- Beginning of Period ................      305,184,118       206,957,112
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $   351,821,662   $   305,184,118
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              646               752
 Units Redeemed ..................................             (528)             (442)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................              118               310
                                                    ---------------   ---------------


                                                             EQ/Boston Advisors                       EQ/Calvert
                                                               Equity Income                    Socially Responsible
                                                    -----------------------------------   -----------------------------------
                                                           2007              2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        353,973   $        482,506   $       (203,327)  $       (200,699)
 Net realized gain (loss) on investments .........         5,871,824          3,342,383          1,871,539            483,208
 Change in unrealized appreciation
  (depreciation) of investments ..................        (5,192,746)         1,977,669            426,570            422,095
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         1,033,051          5,802,558          2,094,782            704,604
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........         9,015,589          9,934,074          3,625,295          3,333,284
  Transfers between funds including
   guaranteed interest account, net ..............         1,490,840          3,521,861            678,610            201,643
  Transfers for contract benefit and
   terminations ..................................        (3,865,927)        (2,924,686)        (1,052,026)          (984,884)
  Contract maintenance charges ...................           (40,300)           (28,845)           (28,294)           (25,724)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         6,600,202         10,502,404          3,223,585          2,524,319
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............            24,976            (15,165)                --            (29,785)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         7,658,229         16,289,797          5,318,367          3,199,138
Net Assets -- Beginning of Period ................        50,723,170         34,433,373         18,796,951         15,597,813
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     58,381,399   $     50,723,170   $     24,115,318   $     18,796,951
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               166                194                 73                 62
 Units Redeemed ..................................              (115)              (107)               (40)               (33)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                51                 87                 33                 29
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Capital Guardian
                                                                 Growth
                                                    ---------------------------------
                                                          2007             2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $      (196,797)  $       (93,555)
 Net realized gain (loss) on investments .........          962,601           348,670
 Change in unrealized appreciation
  (depreciation) of investments ..................         (452,942)          280,645
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................          312,862           535,760
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        2,838,215         2,471,571
  Transfers between funds including
   guaranteed interest account, net ..............        5,339,464         2,066,485
  Transfers for contract benefit and
   terminations ..................................       (1,582,049)         (780,892)
  Contract maintenance charges ...................          (12,415)           (9,047)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        6,583,215         3,748,117
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............               33           (67,544)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................        6,896,110         4,216,333
Net Assets -- Beginning of Period ................       11,198,080         6,981,747
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $    18,094,190   $    11,198,080
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              138                79
 Units Redeemed ..................................              (58)              (28)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               80                51
                                                    ---------------   ---------------


                                                           EQ/Capital Guardian                    EQ/Caywood-Scholl
                                                               Research (e)                        High Yield Bond
                                                    -----------------------------------   -----------------------------------
                                                          2007                2006              2007                2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       (186,099)  $     (1,120,689)  $      1,535,986   $        731,264
 Net realized gain (loss) on investments .........        22,267,229         10,962,001            125,122            (67,947)
 Change in unrealized appreciation
  (depreciation) of investments ..................       (29,606,074)         5,365,744         (1,469,113)           127,594
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        (7,524,944)        15,207,056            191,995            790,911
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        17,892,867         10,717,792          6,847,343          5,139,650
  Transfers between funds including
   guaranteed interest account, net ..............       117,170,856         (5,827,436)         6,094,383          5,250,256
  Transfers for contract benefit and
   terminations ..................................       (22,944,468)       (17,865,055)        (1,754,667)          (477,477)
  Contract maintenance charges ...................          (145,033)          (120,186)           (14,010)            (5,264)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       111,974,222        (13,094,885)        11,173,049          9,907,165
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............            47,170            (61,233)               (83)           (11,742)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................       104,496,448          2,050,938         11,364,961         10,686,334
Net Assets -- Beginning of Period ................       152,411,680        150,360,742         16,052,612          5,366,278
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $    256,908,128   $    152,411,680   $     27,417,573   $     16,052,612
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................             1,127                142                158                122
 Units Redeemed ..................................              (345)              (247)               (59)               (28)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               782               (105)                99                 94
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Davis New
                                                            York Venture (a)
                                                    ---------------------------------
                                                          2007              2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        (2,438)  $           280
 Net realized gain (loss) on investments .........           16,159                27
 Change in unrealized appreciation
  (depreciation) of investments ..................          (75,153)            6,071
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................          (61,432)            6,378
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        1,358,012             1,970
  Transfers between funds including
   guaranteed interest account, net ..............        4,705,333           323,351
  Transfers for contract benefit and
   terminations ..................................         (179,751)             (879)
  Contract maintenance charges ...................             (555)              (23)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        5,883,039           324,419
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............            1,328                11
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................        5,822,935           330,808
Net Assets -- Beginning of Period ................          330,808                --
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $     6,153,743   $       330,808
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               69                 3
 Units Redeemed ..................................               (8)               --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               61                 3
                                                    ---------------   ---------------


                                                                EQ/Equity                             EQ/Evergreen
                                                                500 Index                         International Bond
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $      2,319,768   $      4,440,660   $        310,374   $        (29,455)
 Net realized gain (loss) on investments .........        68,723,346         55,633,685            295,506             29,185
 Change in unrealized appreciation
  (depreciation) of investments ..................       (30,655,199)        70,749,494            516,896            133,624
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        40,387,915        130,823,839          1,122,776            133,354
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        87,769,862         85,238,789          3,857,737          2,341,404
  Transfers between funds including
   guaranteed interest account, net ..............       (18,034,604)       (47,869,795)        11,082,783          5,013,512
  Transfers for contract benefit and
   terminations ..................................      (124,054,035)      (128,184,879)          (879,437)          (306,226)
  Contract maintenance charges ...................          (827,668)          (877,997)            (4,268)              (820)
  Adjustments to net assets allocated to
   contracts in payout period ....................          (437,332)           (51,962)                --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (55,583,777)       (91,745,844)        14,056,815          7,047,870
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............          (499,774)          (847,997)               973                278
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................       (15,695,636)        38,229,998         15,180,564          7,181,502
Net Assets -- Beginning of Period ................     1,042,033,450      1,003,803,452          7,685,202            503,700
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $  1,026,337,814   $  1,042,033,450   $     22,865,766   $      7,685,202
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               530                474                 --                 --
 Units Redeemed ..................................              (696)              (789)                --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................              (166)              (315)                --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               228                198                188                 90
 Units Redeemed ..................................              (220)              (211)               (52)               (18)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                 8                (13)               136                 72
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Evergreen
                                                                   Omega                              EQ/FI Mid Cap
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       (321,897)  $        197,677   $     (4,563,321)  $      5,989,120
 Net realized gain (loss) on investments .........         2,429,165          2,293,248         57,564,724         22,403,558
 Change in unrealized appreciation
  (depreciation) of investments ..................            36,208         (1,486,396)       (32,399,351)          (218,866)
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         2,143,476          1,004,529         20,602,052         28,173,812
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........         3,444,657          3,017,452         56,779,766         52,670,204
  Transfers between funds including
   guaranteed interest account, net ..............         2,089,065         (3,027,848)        (1,827,408)        (5,193,697)
  Transfers for contract benefit and
   terminations ..................................        (1,719,036)        (2,608,222)       (29,135,984)       (23,253,993)
  Contract maintenance charges ...................           (21,687)           (22,636)          (308,711)          (273,752)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         3,792,999         (2,641,254)        25,507,663         23,948,762
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............            (2,576)           (78,603)               961            (48,063)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         5,933,899         (1,715,328)        46,110,676         52,074,511
Net Assets -- Beginning of Period ................        22,794,335         24,509,663        318,046,630        265,972,119
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     28,728,234   $     22,794,335   $    364,157,306   $    318,046,630
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               140                 82                660                684
 Units Redeemed ..................................              (102)              (113)              (477)              (489)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                38                (31)               183                195
                                                    ----------------   ----------------   ----------------   ----------------


                                                              EQ/Franklin
                                                               Income (a)
                                                    ---------------------------------
                                                          2007              2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $     1,886,625   $        47,519
 Net realized gain (loss) on investments .........          832,287             8,511
 Change in unrealized appreciation
  (depreciation) of investments ..................       (4,316,497)          183,835
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................       (1,597,585)          239,865
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       23,595,892         1,756,959
  Transfers between funds including
   guaranteed interest account, net ..............       56,084,639        10,908,196
  Transfers for contract benefit and
   terminations ..................................       (4,188,828)         (137,934)
  Contract maintenance charges ...................          (13,285)             (267)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       75,478,418        12,526,954
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............            1,579               556
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................       73,882,412        12,767,375
Net Assets -- Beginning of Period ................       12,767,375                --
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $    86,649,787   $    12,767,375
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              834               125
 Units Redeemed ..................................             (131)               (3)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................              703               122
                                                    ---------------   ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                           EQ/Franklin
                                                                                            Templeton
                                                            EQ/Franklin Small                Founding
                                                              Cap Value (a)                Strategy (b)
                                                    -----------------------------------   ----------------
                                                          2007               2006               2007
                                                    ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        (36,893)  $           (392)  $        270,550
 Net realized gain (loss) on investments .........          (398,017)             6,164            (34,178)
 Change in unrealized appreciation
  (depreciation) of investments ..................          (559,628)            12,682           (994,758)
                                                    ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................          (994,538)            18,454           (758,386)
                                                    ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........         2,793,137            343,066          9,979,563
  Transfers between funds including
   guaranteed interest account, net ..............         3,782,881            856,012         19,011,157
  Transfers for contract benefit and
   terminations ..................................          (394,344)            (1,458)          (402,681)
  Contract maintenance charges ...................            (2,277)               (30)            (2,861)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --
                                                    ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         6,179,397          1,197,590         28,585,178
                                                    ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............               935                 14                358
                                                    ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         5,185,794          1,216,058         27,827,150
Net Assets -- Beginning of Period ................         1,216,058                 --                 --
                                                    ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $      6,401,852   $      1,216,058   $     27,827,150
                                                    ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --
 Units Redeemed ..................................                --                 --                 --
                                                    ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --
                                                    ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               124                 15                308
 Units Redeemed ..................................               (69)                (4)               (16)
                                                    ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                55                 11                292
                                                    ----------------   ----------------   ----------------


                                                                 EQ/GAMCO                             EQ/GAMCO
                                                         Mergers and Acquisitions               Small Company Value
                                                    -----------------------------------   -----------------------------------
                                                           2007               2006              2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        (48,849)  $        246,348   $       (801,974)  $        142,943
 Net realized gain (loss) on investments .........           829,987             93,034          9,269,003          3,938,199
 Change in unrealized appreciation
  (depreciation) of investments ..................          (681,020)           151,378         (3,368,670)         4,076,767
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           100,118            490,760          5,098,359          8,157,909
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........         2,835,548          1,974,287         27,902,521         13,553,932
  Transfers between funds including
   guaranteed interest account, net ..............         3,076,086          3,043,310         35,891,164          8,511,271
  Transfers for contract benefit and
   terminations ..................................          (704,858)          (425,207)        (7,459,799)        (3,686,284)
  Contract maintenance charges ...................            (5,236)            (2,278)           (72,198)           (40,302)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         5,201,540          4,590,112         56,261,688         18,338,617
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............                --             (7,896)             3,666            (19,644)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         5,301,658          5,072,976         61,363,713         26,476,882
Net Assets -- Beginning of Period ................         7,593,169          2,520,193         66,229,377         39,752,495
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     12,894,827   $      7,593,169   $    127,593,090   $     66,229,377
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                72                 54                627                318
 Units Redeemed ..................................               (29)               (12)              (245)              (175)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                43                 42                382                143
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/International                        EQ/JPMorgan
                                                                  Growth                              Core Bond
                                                    -----------------------------------   -----------------------------------
                                                          2007                2006              2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       (150,780)  $         (3,855)  $      4,403,675   $      3,592,418
 Net realized gain (loss) on investments .........         3,579,708            802,724           (611,538)          (537,483)
 Change in unrealized appreciation
  (depreciation) of investments ..................          (488,119)           767,531         (1,452,592)            80,834
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         2,940,809          1,566,400          2,339,545          3,135,769
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........         6,425,226          2,793,186         20,388,546         20,331,563
  Transfers between funds including
   guaranteed interest account, net ..............        17,639,200          6,507,601          9,508,305          4,055,847
  Transfers for contract benefit and
   terminations ..................................        (2,172,958)          (453,778)       (11,711,887)       (10,841,179)
  Contract maintenance charges ...................           (13,640)            (3,435)          (105,402)          (102,756)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        21,877,828          8,843,574         18,079,562         13,443,475
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............                15             (1,775)             2,470            (35,226)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        24,818,652         10,408,199         20,421,577         16,544,018
Net Assets -- Beginning of Period ................        12,582,938          2,174,739        117,713,311        101,169,293
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     37,401,590   $     12,582,938   $    138,134,888   $    117,713,311
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               264                176                390                338
 Units Redeemed ..................................              (125)              (107)              (235)              (220)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               139                 69                155                118
                                                    ----------------   ----------------   ----------------   ----------------


                                                               EQ/JPMorgan
                                                          Value Opportunities
                                                    ---------------------------------
                                                          2007             2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        24,403   $     1,954,050
 Net realized gain (loss) on investments .........       17,992,197         5,248,894
 Change in unrealized appreciation
  (depreciation) of investments ..................      (20,010,281)        3,773,066
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................       (1,993,681)       10,976,010
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        6,277,163         5,314,484
  Transfers between funds including
   guaranteed interest account, net ..............          604,651          (267,917)
  Transfers for contract benefit and
   terminations ..................................       (8,766,805)       (7,923,924)
  Contract maintenance charges ...................          (51,440)          (54,466)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (1,936,431)       (2,931,823)
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............              248           (82,872)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................       (3,929,864)        7,961,315
Net Assets -- Beginning of Period ................       68,777,974        60,816,659
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $    64,848,110   $    68,777,974
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              130               102
 Units Redeemed ..................................             (144)             (123)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................              (14)              (21)
                                                    ---------------   ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Legg Mason
                                                               Value Equity
                                                    ---------------------------------
                                                          2007             2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $      (270,230)  $      (146,573)
 Net realized gain (loss) on investments .........          857,237           (70,317)
 Change in unrealized appreciation
  (depreciation) of investments ..................       (2,224,944)        1,423,361
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................       (1,637,937)        1,206,471
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        4,286,445         7,045,856
  Transfers between funds including
   guaranteed interest account, net ..............          837,601         9,092,644
  Transfers for contract benefit and
   terminations ..................................       (1,401,094)         (627,695)
  Contract maintenance charges ...................          (14,476)           (3,735)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        3,708,476        15,507,070
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............               --             1,425
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................        2,070,539        16,714,966
Net Assets -- Beginning of Period ................       18,867,134         2,152,168
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $    20,937,673   $    18,867,134
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               79               187
 Units Redeemed ..................................              (46)              (39)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               33               148
                                                    ---------------   ---------------


                                                                 EQ/Long                           EQ/Lord Abbett
                                                                Term Bond                         Growth and Income
                                                    -----------------------------------   -----------------------------------
                                                          2007                2006              2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        643,589   $        489,329   $        (18,308)  $         16,315
 Net realized gain (loss) on investments .........           (55,376)          (238,217)         1,258,890            356,861
 Change in unrealized appreciation
  (depreciation) of investments ..................           705,823            (51,485)          (973,321)           541,111
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         1,294,036            199,627            267,261            914,287
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions: .....................
 Contributions and Transfers:
  Payments received from contractowners ..........         4,804,772          5,186,447          3,683,315          2,215,817
  Transfers between funds including
   guaranteed interest account, net ..............         1,763,155          2,765,175          2,274,262          7,109,812
  Transfers for contract benefit and
   terminations ..................................        (1,651,942)          (874,493)        (1,524,893)          (271,050)
  Contract maintenance charges ...................           (16,051)            (9,792)            (9,951)            (2,874)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         4,899,934          7,067,337          4,422,733          9,051,705
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............              (116)           (10,048)                --             (4,868)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         6,193,854          7,256,916          4,689,994          9,961,124
Net Assets -- Beginning of Period ................        17,751,989         10,495,073         11,696,321          1,735,197
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     23,945,843   $     17,751,989   $     16,386,315   $     11,696,321
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               120                130                 87                106
 Units Redeemed ..................................               (73)               (59)               (52)               (27)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                47                 71                 35                 79
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Lord Abbett                        EQ/Lord Abbett
                                                             Large Cap Core                         Mid Cap Value
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        (25,395)  $           (881)  $       (172,634)  $        (16,730)
 Net realized gain (loss) on investments .........           536,330            100,930          3,605,628            569,548
 Change in unrealized appreciation
  (depreciation) of investments ..................           (70,442)           224,978         (4,638,663)         1,137,154
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           440,493            325,027         (1,205,669)         1,689,972
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........         1,471,773            961,636          6,183,702          4,164,738
  Transfers between funds including
   guaranteed interest account, net ..............         1,723,403          1,248,431          8,576,856          2,290,629
  Transfers for contract benefit and
   terminations ..................................          (654,159)          (277,500)        (2,458,593)        (1,228,325)
  Contract maintenance charges ...................            (3,409)            (1,660)           (13,770)            (6,608)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         2,537,608          1,930,907         12,288,195          5,220,434
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............                --             (5,822)                96             (8,229)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         2,978,101          2,250,112         11,082,622          6,902,177
Net Assets -- Beginning of Period ................         4,133,539          1,883,427         17,362,292         10,460,115
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $      7,111,640   $      4,133,539   $     28,444,914   $     17,362,292
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                35                 25                186                109
 Units Redeemed ..................................               (16)                (8)               (95)               (63)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                19                 17                 91                 46
                                                    ----------------   ----------------   ----------------   ----------------


                                                             EQ/Marsico Focus
                                                    ---------------------------------
                                                          2007              2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $    (4,048,295)  $    (1,954,680)
 Net realized gain (loss) on investments .........       52,164,132        17,661,728
 Change in unrealized appreciation
  (depreciation) of investments ..................       (4,405,374)        6,168,757
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................       43,710,463        21,875,805
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........       68,588,667        63,372,665
  Transfers between funds including
   guaranteed interest account, net ..............        5,403,951        22,180,118
  Transfers for contract benefit and
   terminations ..................................      (28,067,356)      (22,091,179)
  Contract maintenance charges ...................         (339,839)         (257,160)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       45,585,423        63,204,444
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............          (42,238)          433,049
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................       89,253,648        85,513,298
Net Assets -- Beginning of Period ................      321,895,064       236,381,766
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $   411,148,712   $   321,895,064
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              732               791
 Units Redeemed ..................................             (447)             (357)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................              285               434
                                                    ---------------   ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Money Market
                                                    ---------------------------------
                                                          2007              2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $     6,226,796   $     4,393,891
 Net realized gain (loss) on investments .........         (122,525)         (322,486)
 Change in unrealized appreciation
  (depreciation) of investments ..................          125,159           330,301
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................        6,229,430         4,401,706
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........       23,907,875        17,493,413
  Transfers between funds including
   guaranteed interest account, net ..............       65,039,949        51,153,395
  Transfers for contract benefit and
   terminations ..................................      (49,408,710)      (36,924,771)
  Contract maintenance charges ...................         (130,683)         (133,578)
  Adjustments to net assets allocated to
   contracts in payout period ....................           46,642            21,166
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       39,455,073        31,609,625
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............       (3,502,830)         (274,383)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................       42,181,673        35,736,948
Net Assets -- Beginning of Period ................      149,881,676       114,144,728
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $   192,063,349   $   149,881,676
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................            3,062             2,364
 Units Redeemed ..................................           (2,353)           (1,717)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................              709               647
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              454               344
 Units Redeemed ..................................             (379)             (280)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               75                64
                                                    ---------------   ---------------


                                                                EQ/Montag &
                                                              Caldwell Growth                    EQ/Mutual Shares (a)
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        (48,264)  $        (35,700)  $       (318,913)  $         (3,310)
 Net realized gain (loss) on investments .........           583,698             95,483            332,470             19,581
 Change in unrealized appreciation
  (depreciation) of investments ..................           242,069            153,479         (1,118,722)           120,478
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           777,503            213,262         (1,105,165)           136,749
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........         1,059,014            884,618         12,413,894            633,125
  Transfers between funds including
   guaranteed interest account, net ..............         9,479,725             66,446         21,742,062          3,943,650
  Transfers for contract benefit and
   terminations ..................................          (360,489)          (318,446)        (1,603,643)            (8,570)
  Contract maintenance charges ...................            (4,502)            (3,344)            (7,109)              (102)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        10,173,748            629,274         32,545,204          4,568,103
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............                 4            (14,493)               215                242
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        10,951,255            828,043         31,440,254          4,705,094
Net Assets -- Beginning of Period ................         3,688,545          2,860,502          4,705,094                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     14,639,800   $      3,688,545   $     36,145,348   $      4,705,094
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                97                 18                348                 47
 Units Redeemed ..................................               (23)               (12)               (55)                (3)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                74                  6                293                 44
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                  EQ/Oppenheimer          EQ/Oppenheimer
                                                           EQ/Oppenheimer           Main Street            Main Street
                                                             Global (a)           Opportunity (d)         Small Cap (a)
                                                    ---------------------------   ---------------   ---------------------------
                                                        2007           2006            2007             2007           2006
                                                    ------------   ------------   ---------------   ------------   ------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $    (70,171)  $     (3,155)  $           787   $    (67,754)  $      1,676
 Net realized gain (loss) on investments .........       426,593          1,542            58,488        218,493          4,406
 Change in unrealized appreciation
  (depreciation) of investments ..................      (332,403)        70,311          (118,992)      (661,765)        21,246
                                                    ------------   ------------   ---------------   ------------   ------------
 Net increase (decrease) in net assets from
  operations .....................................        24,019         68,698           (59,717)      (511,026)        27,328
                                                    ------------   ------------   ---------------   ------------   ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     4,448,122        681,964           414,582      2,980,886        378,377
  Transfers between funds including
   guaranteed interest account, net ..............     6,966,692      1,604,735         1,225,216      4,204,254      1,096,212
  Transfers for contract benefit and
   terminations ..................................      (624,502)       (14,962)          (32,579)      (277,870)        (8,602)
  Contract maintenance charges ...................        (4,768)           (80)              (52)        (3,145)           (57)
  Adjustments to net assets allocated to
   contracts in payout period ....................            --             --                --             --             --
                                                    ------------   ------------   ---------------   ------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions .....................    10,785,544      2,271,657         1,607,167      6,904,125      1,465,930
                                                    ------------   ------------   ---------------   ------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............           677             --                --            541             27
                                                    ------------   ------------   ---------------   ------------   ------------
Increase (Decrease) in Net Assets ................    10,810,240      2,340,355         1,547,450      6,393,640      1,493,285
Net Assets -- Beginning of Period ................     2,340,355             --                --      1,493,285             --
                                                    ------------   ------------   ---------------   ------------   ------------
Net Assets -- End of Period ......................  $ 13,150,595   $  2,340,355   $     1,547,450   $  7,886,925   $  1,493,285
                                                    ============   ============   ===============   ============   ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................            --             --                --             --             --
 Units Redeemed ..................................            --             --                --             --             --
                                                    ------------   ------------   ---------------   ------------   ------------
 Net Increase (Decrease) .........................            --             --                --             --             --
                                                    ------------   ------------   ---------------   ------------   ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................           125             21                21             78             14
 Units Redeemed ..................................           (32)            --                (5)           (17)            (1)
                                                    ------------   ------------   ---------------   ------------   ------------
 Net Increase (Decrease) .........................            93             21                16             61             13
                                                    ------------   ------------   ---------------   ------------   ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                EQ/PIMCO
                                                              Real Return
                                                    ---------------------------------
                                                          2007             2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       671,347   $       864,903
 Net realized gain (loss) on investments .........          263,303          (148,559)
 Change in unrealized appreciation
  (depreciation) of investments ..................        2,795,069          (903,386)
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................        3,729,719          (187,042)
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        8,251,817         9,445,851
  Transfers between funds including
   guaranteed interest account, net ..............        9,337,456         7,747,648
  Transfers for contract benefit and
   terminations ..................................       (2,520,359)       (1,907,542)
  Contract maintenance charges ...................          (22,092)          (12,003)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       15,046,822        15,273,954
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............              357            (2,814)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................       18,776,898        15,084,098
Net Assets -- Beginning of Period ................       29,905,186        14,821,088
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $    48,682,084   $    29,905,186
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              274               228
 Units Redeemed ..................................             (129)              (74)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................              145               154
                                                    ---------------   ---------------


                                                                EQ/Short                               EQ/Small
                                                             Duration Bond                          Company Index
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007                2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        347,852   $        180,074   $        189,275   $        122,141
 Net realized gain (loss) on investments .........            56,506             56,500         18,213,876         10,957,682
 Change in unrealized appreciation
  (depreciation) of investments ..................           (15,114)           (63,782)       (24,004,047)         6,916,365
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           389,244            172,792         (5,600,896)        17,996,188
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........         1,910,022          1,710,695         33,298,562         27,692,078
  Transfers between funds including
   guaranteed interest account, net ..............         3,490,167          3,650,728             37,222          8,373,805
  Transfers for contract benefit and
   terminations ..................................        (1,230,369)          (394,400)       (12,357,535)        (7,979,366)
  Contract maintenance charges ...................            (4,083)            (1,734)          (148,516)          (126,172)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         4,165,737          4,965,289         20,829,733         27,960,345
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............                --             (6,866)           (20,962)           (40,268)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         4,554,981          5,131,215         15,207,875         45,916,265
Net Assets -- Beginning of Period ................         7,342,246          2,211,031        147,472,474        101,556,209
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     11,897,227   $      7,342,246   $    162,680,349   $    147,472,474
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                79                 78                372                384
 Units Redeemed ..................................               (40)               (28)              (247)              (204)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                39                 50                125                180
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/T. Rowe Price                        EQ/Templeton
                                                             Growth Stock (f)                        Growth (a)
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       (525,842)  $       (106,671)  $       (129,251)  $         (2,799)
 Net realized gain (loss) on investments .........         6,916,052            (97,939)           411,900             18,770
 Change in unrealized appreciation
  (depreciation) of investments ..................        (7,931,578)          (250,991)          (805,069)           120,135
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        (1,541,368)          (455,601)          (522,420)           136,106
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........         6,042,564          2,276,595         10,715,681          1,003,302
  Transfers between funds including
   guaranteed interest account, net ..............        76,667,073           (537,986)        16,535,953          3,730,364
  Transfers for contract benefit and
   terminations ..................................        (3,690,047)          (602,233)        (1,683,961)           (13,683)
  Contract maintenance charges ...................           (46,707)            (6,272)            (7,154)              (171)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        78,972,883          1,130,104         25,560,519          4,719,812
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............             4,004            (19,452)             2,206                139
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        77,435,519            655,051         25,040,305          4,856,057
Net Assets -- Beginning of Period ................         8,636,268          7,981,217          4,856,057                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     86,071,787   $      8,636,268   $     29,896,362   $      4,856,057
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               764                 49                284                 54
 Units Redeemed ..................................               (94)               (39)               (53)                (9)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               670                 10                231                 45
                                                    ----------------   ----------------   ----------------   ----------------


                                                             EQ/UBS Growth
                                                               and Income
                                                    ---------------------------------
                                                          2007             2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       (91,054)  $       (40,990)
 Net realized gain (loss) on investments .........        1,013,429           471,839
 Change in unrealized appreciation
  (depreciation) of investments ..................       (1,212,257)        1,462,771
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................         (289,882)        1,893,620
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        5,753,166         4,918,913
  Transfers between funds including
   guaranteed interest account, net ..............        3,624,206         5,899,526
  Transfers for contract benefit and
   terminations ..................................       (1,620,771)         (955,661)
  Contract maintenance charges ...................          (13,064)           (7,576)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        7,743,537         9,855,202
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............               14           (17,068)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................        7,453,669        11,731,754
Net Assets -- Beginning of Period ................       19,667,041         7,935,287
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $    27,120,710   $    19,667,041
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              101               111
 Units Redeemed ..................................              (45)              (30)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               56                81
                                                    ---------------   ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Van Kampen
                                                                Comstock
                                                    ---------------------------------
                                                        2007            2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        91,489   $       225,221
 Net realized gain (loss) on investments .........        1,621,343           442,202
 Change in unrealized appreciation
  (depreciation) of investments ..................       (2,750,117)        1,186,687
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................       (1,037,285)        1,854,110
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        5,801,809         5,021,020
  Transfers between funds including
   guaranteed interest account, net ..............        2,201,569         5,887,526
  Transfers for contract benefit and
   terminations ..................................       (2,332,880)       (1,235,807)
  Contract maintenance charges ...................          (17,809)           (9,110)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        5,652,689         9,663,629
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............                             (9,003)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................        4,615,404        11,508,736
Net Assets -- Beginning of Period ................       18,190,239         6,681,503
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $    22,805,643   $    18,190,239
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               95               123
 Units Redeemed ..................................              (48)              (35)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               47                88
                                                    ---------------   ---------------


                                                            EQ/Van Kampen
                                                               Emerging                            EQ/Van Kampen
                                                            Markets Equity                         Mid Cap Growth
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $     (6,617,232)  $     (2,847,424)  $       (261,274)  $        (91,750)
 Net realized gain (loss) on investments .........       194,465,157         85,132,541          4,365,657            194,027
 Change in unrealized appreciation
  (depreciation) of investments ..................       (16,557,720)        15,805,873              9,875            613,623
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................       171,290,205         98,090,990          4,114,258            715,900
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        68,691,078         53,782,523          6,676,875          3,840,188
  Transfers between funds including
   guaranteed interest account, net ..............        32,756,320         36,438,793         21,744,684          6,823,709
  Transfers for contract benefit and
   terminations ..................................       (48,029,885)       (29,992,859)        (2,076,252)          (722,724)
  Contract maintenance charges ...................          (352,283)          (239,687)           (15,676)            (4,736)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        53,065,230         59,988,770         26,329,631          9,936,437
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............            (3,320)          (188,301)                --             (6,555)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................       224,352,115        157,891,459         30,443,889         10,645,782
Net Assets -- Beginning of Period ................       410,723,784        252,832,325         15,518,999          4,873,217
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $    635,075,899   $    410,723,784   $     45,962,888   $     15,518,999
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................             1,428              1,411                273                142
 Units Redeemed ..................................            (1,225)            (1,075)              (103)               (65)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               203                336                170                 77
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/Van Kampen                       MarketPLUS
                                                      Real Estate (c) (h)                 International Core
                                                     --------------------    --------------------------------------------
                                                             2007                    2007                    2006
                                                     --------------------    --------------------    --------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................   $            403,582    $           (965,442)   $            104,647
 Net realized gain (loss) on investments .........                532,207              31,948,219              12,588,588
 Change in unrealized appreciation
  (depreciation) of investments ..................            (13,599,212)            (17,185,462)              1,141,332
                                                     --------------------    --------------------    --------------------
 Net increase (decrease) in net assets from
  operations .....................................            (12,663,423)             13,797,315              13,834,567
                                                     --------------------    --------------------    --------------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........              7,808,101              15,927,821              17,471,733
  Transfers between funds including
   guaranteed interest account, net ..............            141,381,990              (2,181,941)              5,335,127
  Transfers for contract benefit and
   terminations ..................................             (5,447,099)             (8,910,167)             (7,040,657)
  Contract maintenance charges ...................                (44,413)               (101,727)                (83,652)
  Adjustments to net assets allocated to
   contracts in payout period ....................                     --                      --                      --
                                                     --------------------    --------------------    --------------------
Net increase (decrease) in net assets from
 contractowners transactions .....................            143,698,579               4,733,986              15,682,551
                                                     --------------------    --------------------    --------------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............                  9,225                    (558)                (54,219)
                                                     --------------------    --------------------    --------------------
Increase (Decrease) in Net Assets ................            131,044,381              18,530,743              29,462,899
Net Assets -- Beginning of Period ................                     --              98,544,525              69,081,626
                                                     --------------------    --------------------    --------------------
Net Assets -- End of Period ......................   $        131,044,381    $        117,075,268    $         98,544,525
                                                     ====================    ====================    ====================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                     --                      --                      --
 Units Redeemed ..................................                     --                      --                      --
                                                     --------------------    --------------------    --------------------
 Net Increase (Decrease) .........................                     --                      --                      --
                                                     --------------------    --------------------    --------------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                  1,911                     245                     347
 Units Redeemed ..................................                   (329)                   (211)                   (221)
                                                     --------------------    --------------------    --------------------
 Net Increase (Decrease) .........................                  1,582                      34                     126
                                                     --------------------    --------------------    --------------------


                                                               MarketPLUS                            MarketPLUS
                                                             Large Cap Core                       Large Cap Growth
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        (10,125)  $        (71,994)  $     (3,134,794)  $     (4,292,628)
 Net realized gain (loss) on investments .........         4,855,971          1,262,601         19,023,896         12,735,612
 Change in unrealized appreciation
  (depreciation) of investments ..................        (4,430,562)           598,954         25,806,328         11,003,344
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           415,284          1,789,561         41,695,430         19,446,328
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........         1,614,149          1,235,218         20,536,509         22,230,244
  Transfers between funds including
   guaranteed interest account, net ..............          (548,377)        (1,462,630)       (15,381,909)       (28,464,384)
  Transfers for contract benefit and
   terminations ..................................        (2,280,097)        (1,957,311)       (37,777,013)       (40,641,727)
  Contract maintenance charges ...................           (12,511)           (14,064)          (313,495)          (361,448)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        (1,226,836)        (2,198,787)       (32,935,908)       (47,237,315)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............                --           (129,172)             2,255            (81,717)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................          (811,552)          (538,398)         8,761,777        (27,872,704)
Net Assets -- Beginning of Period ................        16,426,451         16,964,849        314,277,197        342,149,901
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     15,614,899   $     16,426,451   $    323,038,974   $    314,277,197
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                33                 22                283                244
 Units Redeemed ..................................               (45)               (45)              (500)              (596)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               (12)               (23)              (217)              (352)
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               MarketPLUS
                                                              Mid Cap Value
                                                    ---------------------------------
                                                         2007             2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $    (1,548,171)  $    (4,644,152)
 Net realized gain (loss) on investments .........      135,453,053        70,466,350
 Change in unrealized appreciation
  (depreciation) of investments ..................     (147,048,888)      (16,830,256)
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................      (13,144,006)       48,991,942
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........       56,044,735        58,374,565
  Transfers between funds including
   guaranteed interest account, net ..............      (29,584,203)      (15,513,964)
  Transfers for contract benefit and
   terminations ..................................      (48,128,886)      (44,006,253)
  Contract maintenance charges ...................         (441,487)         (447,896)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................      (22,109,841)       (1,593,548)
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............           (7,110)         (149,451)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................      (35,260,957)       47,248,943
Net Assets -- Beginning of Period ................      493,602,383       446,353,440
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $   458,341,426   $   493,602,383
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              485               574
 Units Redeemed ..................................             (611)             (585)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................             (126)              (11)
                                                    ---------------   ---------------


                                                              Multimanager                           Multimanager
                                                            Aggressive Equity                          Core Bond
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007              2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $     (8,797,026)  $     (8,458,860)  $      1,967,465   $      1,938,655
 Net realized gain (loss) on investments .........         2,694,259        (15,621,963)          (478,087)          (639,165)
 Change in unrealized appreciation
  (depreciation) of investments ..................        98,209,591         62,134,112          1,883,980            356,319
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        92,106,824         38,053,289          3,373,358          1,655,809
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        31,380,123         37,960,667          7,691,272          8,969,099
  Transfers between funds including
   guaranteed interest account, net ..............       (61,124,312)       (56,697,611)          (704,366)        (3,291,145)
  Transfers for contract benefit and
   terminations ..................................      (119,429,414)      (126,612,896)        (6,581,681)        (7,170,253)
  Contract maintenance charges ...................          (739,232)          (843,352)           (50,780)           (54,947)
  Adjustments to net assets allocated to
   contracts in payout period ....................            10,034            173,657                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................      (149,902,802)      (146,019,535)           354,445         (1,547,246)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............          (217,956)          (326,723)            (6,063)           (26,022)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................       (58,013,934)      (108,292,969)         3,721,740             82,541
Net Assets -- Beginning of Period ................       941,154,687      1,049,447,656         68,377,726         68,295,185
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $    883,140,754   $    941,154,687   $     72,099,466   $     68,377,726
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               648                799                 --                 --
 Units Redeemed ..................................            (2,211)            (2,510)                --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................            (1,563)            (1,711)                --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                34                 47                148                144
 Units Redeemed ..................................               (65)               (60)              (145)              (158)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               (31)               (13)                 3                (14)
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               Multimanager                          Multimanager
                                                                Health Care                           High Yield
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       (648,600)  $        (99,116)  $     11,723,542   $     10,185,040
 Net realized gain (loss) on investments .........         5,523,951          2,489,687           (278,762)          (669,347)
 Change in unrealized appreciation
  (depreciation) of investments ..................        (1,195,161)          (658,603)        (7,784,322)         5,173,752
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         3,680,190          1,731,968          3,660,458         14,689,445
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........         7,083,446          7,441,675         19,601,990         18,019,567
  Transfers between funds including
   guaranteed interest account, net ..............        (2,237,143)          (323,954)           (10,105)        (2,156,608)
  Transfers for contract benefit and
   terminations ..................................        (3,797,857)        (3,886,425)       (22,232,556)       (21,247,597)
  Contract maintenance charges ...................           (39,094)           (38,559)          (135,987)          (140,527)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --             11,698            (72,342)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         1,009,352          3,192,737         (2,764,960)        (5,597,507)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............              (299)           (68,167)           (18,161)             1,179
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         4,689,243          4,856,538            877,337          9,093,117
Net Assets -- Beginning of Period ................        48,398,131         43,541,593        180,760,079        171,666,962
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     53,087,374   $     48,398,131   $    181,637,416   $    180,760,079
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                233                224
 Units Redeemed ..................................                --                 --               (251)              (256)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                (18)               (32)
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               133                148                111                 87
 Units Redeemed ..................................              (124)              (122)              (106)               (87)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                 9                 26                  5                 --
                                                    ----------------   ----------------   ----------------   ----------------


                                                              Multimanager
                                                          International Equity
                                                    ---------------------------------
                                                        2007             2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $      (651,668)  $       775,161
 Net realized gain (loss) on investments .........       17,899,529         9,382,266
 Change in unrealized appreciation
  (depreciation) of investments ..................       (5,342,494)        7,586,574
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................       11,905,367        17,744,001
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........       13,988,256        14,357,959
  Transfers between funds including
   guaranteed interest account, net ..............         (457,174)       14,243,043
  Transfers for contract benefit and
   terminations ..................................       (8,558,403)       (6,383,398)
  Contract maintenance charges ...................          (81,183)          (66,846)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        4,891,496        22,150,758
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............               51           (57,121)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................       16,796,914        39,837,638
Net Assets -- Beginning of Period ................      104,950,468        65,112,830
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $   121,747,382   $   104,950,468
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              254               323
 Units Redeemed ..................................             (225)             (180)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               29               143
                                                    ---------------   ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              Multimanager
                                                                Large Cap                           Multimanager
                                                               Core Equity                        Large Cap Growth
                                                    -----------------------------------   -----------------------------------
                                                          2007                2006              2007                2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       (183,826)  $       (126,312)  $       (493,442)  $       (467,924)
 Net realized gain (loss) on investments .........         3,004,106          2,047,275          6,262,577          3,427,342
 Change in unrealized appreciation
  (depreciation) of investments ..................        (2,021,923)           496,283         (2,088,714)        (3,425,656)
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           798,357          2,417,246          3,680,421           (466,238)
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........         2,267,583          1,964,622          4,428,795          5,052,052
  Transfers between funds including
   guaranteed interest account, net ..............         1,097,527           (977,943)           195,467         (2,028,845)
  Transfers for contract benefit and
   terminations ..................................        (1,903,584)        (2,446,196)        (3,999,481)        (3,450,562)
  Contract maintenance charges ...................           (16,371)           (16,338)           (32,616)           (32,930)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         1,445,155         (1,475,855)           592,165           (460,285)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............        (1,435,996)           (54,449)                --            (53,308)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................           807,516            886,942          4,272,586           (979,831)
Net Assets -- Beginning of Period ................        21,473,294         20,586,352         38,132,493         39,112,324
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     22,280,810   $     21,473,294   $     42,405,079   $     38,132,493
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                62                 47                131                131
 Units Redeemed ..................................               (51)               (60)              (128)              (136)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                11                (13)                 3                 (5)
                                                    ----------------   ----------------   ----------------   ----------------


                                                             Multimanager
                                                            Large Cap Value
                                                    ---------------------------------
                                                        2007             2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       (89,710)  $       954,715
 Net realized gain (loss) on investments .........       12,187,966         3,512,154
 Change in unrealized appreciation
  (depreciation) of investments ..................      (10,676,307)        5,074,150
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................        1,421,949         9,541,019
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        9,541,991         9,298,233
  Transfers between funds including
   guaranteed interest account, net ..............        3,381,215         7,344,220
  Transfers for contract benefit and
   terminations ..................................       (6,229,917)       (5,308,228)
  Contract maintenance charges ...................          (40,879)          (32,553)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        6,652,410        11,301,672
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............               13           (62,697)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................        8,074,372        20,779,994
Net Assets -- Beginning of Period ................       67,536,147        46,756,153
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $    75,610,519   $    67,536,147
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                1                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................                1                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              214               217
 Units Redeemed ..................................             (170)             (131)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               44                86
                                                    ---------------   ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              Multimanager
                                                                Mid Cap
                                                                 Growth
                                                    ---------------------------------
                                                          2007              2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $    (1,130,878)  $      (630,656)
 Net realized gain (loss) on investments .........       10,929,718         9,970,647
 Change in unrealized appreciation
  (depreciation) of investments ..................       (1,289,899)       (3,179,076)
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................        8,508,941         6,160,915
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        8,959,058        10,015,764
  Transfers between funds including
   guaranteed interest account, net ..............       (4,300,969)       (4,031,680)
  Transfers for contract benefit and
   terminations ..................................       (7,017,445)       (7,207,819)
  Contract maintenance charges ...................          (75,679)          (78,132)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (2,435,035)       (1,301,867)
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............              226           (53,234)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................        6,074,132         4,805,814
Net Assets -- Beginning of Period ................       82,959,929        78,154,115
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $    89,034,061   $    82,959,929
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              160               201
 Units Redeemed ..................................             (183)             (216)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................              (23)              (15)
                                                    ---------------   ---------------


                                                                                                     Multimanager
                                                              Multimanager                             Small Cap
                                                              Mid Cap Value                           Growth (g)
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $     (1,020,988)  $        296,313   $       (672,155)  $         45,520
 Net realized gain (loss) on investments .........         5,009,315          6,661,200          7,009,698             49,937
 Change in unrealized appreciation
  (depreciation) of investments ..................        (4,726,493)         1,877,458         (7,496,644)          (307,773)
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................          (738,166)         8,834,971         (1,159,101)          (212,316)
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........         7,433,660          6,996,331         10,112,069         12,279,539
  Transfers between funds including
   guaranteed interest account, net ..............        (3,623,445)            99,840         15,533,403         14,774,593
  Transfers for contract benefit and
   terminations ..................................        (7,553,202)        (7,423,788)        (4,113,992)        (2,216,019)
  Contract maintenance charges ...................           (50,529)           (51,585)           (48,310)           (21,759)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        (3,793,516)          (379,202)        21,483,170         24,816,354
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............               (58)           (48,731)            35,174            (15,534)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        (4,531,740)         8,407,038         20,359,243         24,588,504
Net Assets -- Beginning of Period ................        75,697,888         67,290,850         39,282,974         14,694,470
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     71,166,148   $     75,697,888   $     59,642,217   $     39,282,974
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               145                139                374                413
 Units Redeemed ..................................              (170)              (144)              (232)              (237)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               (25)                (5)               142                176
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              Multimanager
                                                             Small Cap Value
                                                    ---------------------------------
                                                         2007               2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $    (2,031,377)  $     8,598,822
 Net realized gain (loss) on investments .........       14,028,767        15,793,209
 Change in unrealized appreciation
  (depreciation) of investments ..................      (33,937,728)        1,854,864
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................      (21,940,338)       26,246,895
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........       27,335,223        34,768,516
  Transfers between funds including
   guaranteed interest account, net ..............      (24,954,220)       (3,421,545)
  Transfers for contract benefit and
   terminations ..................................      (18,765,192)      (18,049,070)
  Contract maintenance charges ...................         (206,035)         (208,719)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................      (16,590,224)       13,089,182
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............           (4,717)          (59,543)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................      (38,535,279)       39,276,534
Net Assets -- Beginning of Period ................      213,105,965       173,829,431
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $   174,570,686   $   213,105,965
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              196               330
 Units Redeemed ..................................             (279)             (263)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................              (83)               67
                                                    ---------------   ---------------


                                                               Multimanager                         Target 2015
                                                                Technology                         Allocation (a)
                                                    -----------------------------------   -----------------------------------
                                                           2007               2006              2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $     (1,533,351)  $     (1,467,146)  $        161,257   $         24,107
 Net realized gain (loss) on investments .........        13,077,795         12,268,244            148,666              1,217
 Change in unrealized appreciation
  (depreciation) of investments ..................         5,906,751         (4,621,826)          (170,852)             6,546
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        17,451,195          6,179,272            139,071             31,870
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        10,797,822         11,063,634          1,675,676             83,205
  Transfers between funds including
   guaranteed interest account, net ..............           (86,812)        (6,359,589)         4,952,929          1,118,971
  Transfers for contract benefit and
   terminations ..................................       (11,372,007)       (11,664,420)          (140,616)           (11,925)
  Contract maintenance charges ...................          (102,374)          (110,520)            (2,051)              (105)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................          (763,371)        (7,070,895)         6,485,938          1,190,146
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............               (79)           (64,158)                --                  2
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        16,687,745           (955,781)         6,625,009          1,222,018
Net Assets -- Beginning of Period ................       113,195,008        114,150,789          1,222,018                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $    129,882,753   $    113,195,008   $      7,847,027   $      1,222,018
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               795                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               795                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               488                545                 67                 12
 Units Redeemed ..................................              (507)              (617)               (11)                (1)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               (19)               (72)                56                 11
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                              Target 2025
                                                             Allocation (a)
                                                    ---------------------------------
                                                       2007            2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       145,662   $        16,424
 Net realized gain (loss) on investments .........          185,170             1,457
 Change in unrealized appreciation
  (depreciation) of investments ..................         (225,356)           12,186
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................          105,476            30,067
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        3,196,080           288,863
  Transfers between funds including
   guaranteed interest account, net ..............        5,055,982           717,301
  Transfers for contract benefit and
   terminations ..................................         (161,386)             (766)
  Contract maintenance charges ...................           (4,529)             (207)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        8,086,147         1,005,191
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............              229                16
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................        8,191,852         1,035,274
Net Assets -- Beginning of Period ................        1,035,274                --
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $     9,227,126   $     1,035,274
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               84                10
 Units Redeemed ..................................              (13)               (1)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               71                 9
                                                    ---------------   ---------------


                                                              Target 2035                           Target 2045
                                                             Allocation (a)                        Allocation (a)
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $         64,266   $          6,739   $         33,842   $          5,121
 Net realized gain (loss) on investments .........            84,866              2,860            158,680              2,055
 Change in unrealized appreciation
  (depreciation) of investments ..................           (96,824)            10,655           (156,241)             1,333
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................            52,308             20,254             36,281              8,509
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........         2,612,698            251,560          1,765,771             93,771
  Transfers between funds including
   guaranteed interest account, net ..............         1,708,600            259,463          1,257,609            278,287
  Transfers for contract benefit and
   terminations ..................................          (161,739)              (119)           (31,069)              (120)
  Contract maintenance charges ...................            (6,753)               (60)            (4,874)               (60)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         4,152,806            510,844          2,987,437            371,878
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............                --                 17                (14)               109
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         4,205,114            531,115          3,023,704            380,496
Net Assets -- Beginning of Period ................           531,115                 --            380,496                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $      4,736,229   $        531,115   $      3,404,200   $        380,496
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                40                  6                 34                  4
 Units Redeemed ..................................                (5)                (1)                (8)                (1)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                35                  5                 26                  3
                                                    ----------------   ----------------   ----------------   ----------------


-------
(a) Commenced operations on September 18, 2006.
(b) Commenced operations on May 29, 2007.
(c) Commenced operations on August 17, 2007.
(d) Commenced operations May 18, 2007.
(e) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(f) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.


                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

(g) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(h) A substitution of EQ/Van Kampen Real Estate was made U.S. Real Estate on August 17, 2007.
(i) A substitution of EQ/AllianceBernstein Value was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.

The accompanying notes are an integral part of these financial statements.


                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2007

1. Organization

AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT"), and AXA Premier VIP Trust ("VIP"). The Trusts are open-ended diversified investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Account.

The Account consists of 77 variable investment options:

o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o EQ/AllianceBernstein Common Stock
o EQ/AllianceBernstein Intermediate Government Securities
o EQ/AllianceBernstein International
o EQ/AllianceBernstein Large Cap Growth
o EQ/AllianceBernstein Quality Bond
o EQ/AllianceBernstein Small Cap Growth
o EQ/AllianceBernstein Value
o EQ/Ariel Appreciation II
o EQAXA Rosenberg Value Long/Short Equity
o EQ/BlackRock Basic Value Equity(1)
o EQ/BlackRock International Value(1)
o EQ/Boston Advisors Equity Income
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth
o EQ/Capital Guardian Research
o EQ/Caywood-Scholl High Yield Bond
o EQ//Davis New York Venture
o EQ/Equity 500 Index
o EQ/Evergreen International Bond
o EQ/Evergreen Omega
o EQ/FI Mid Cap
o EQ/Franklin Income
o EQ/Franklin Small Cap Value
o EQ/Franklin Templeton Founding Strategy
o EQ/GAMCO Mergers and Acquisitions
o EQ/GAMCO Small Company Value
o EQ/International Growth
o EQ/JPMorgan Core Bond
o EQ/JPMorgan Value Opportunities
o EQ/Legg Mason Value Equity
o EQ/Long Term Bond
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Lord Abbett Mid Cap Value
o EQ/Marsico Focus
o EQ/Money Market
o EQ/Montag & Caldwell Growth
o EQ/Mutual Shares
o EQ/Oppenheimer Global
o EQ/Oppenheimer Main Street Opportunity
o EQ/Oppenheimer Main Street Small Cap
o EQ/PIMCO Real Return
o EQ/Short Duration Bond
o EQ/Small Company Index
o EQ/T. Rowe Price Growth Stock(2)
o EQ/Templeton Growth
o EQ/UBS Growth and Income
o EQ/Van Kampen Comstock
o EQ/Van Kampen Emerging Markets Equity
o EQ/Van Kampen Mid Cap Growth
o EQ/Van Kampen Real Estate
o MarketPLUS International Core(3)
o MarketPLUS Large Cap Core(4)
o MarketPLUS Large Cap Growth(5)
o MarketPLUS Mid Cap Value(6)
o Multimanager Aggressive Equity(9)
o Multimanager Core Bond(9)
o Multimanager Health Care(9)
o Multimanager High Yield(9)
o Multimanager International Equity(9)
o Multimanager Large Cap Core Equity(9)
o Multimanager Large Cap Growth(9)
o Multimanager Large Cap Value(9)
o Multimanager Mid Cap Growth(9)
o Multimanager Mid Cap Value(9)
o Multimanager Small Cap Growth(8)
o Multimanager Small Cap Value(9)
o Multimanager Technology(9)
o Target 2015 Allocation
o Target 2025 Allocation
o Target 2035 Allocation
o Target 2045 Allocation


                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

1. Organization (Concluded)

   (1) Formerly known as EQ/Mercury.
   (2) Formerly known as EQ/TCW Equity.
   (3) Formerly known as EQ/Capital Guardian International.
   (4) Formerly known as EQ/MFS Investors Trust.
   (5) Formerly known as EQ/MFS Emerging Growth Companies.
   (6) Formerly known as EQ/FI Mid Cap Value.
   (7) Formerly known as AXA Premier VIP.
   (8) Formerly known as EQ/Small Company Growth.
   (9) Formerly known as EQ/Small Cap Value.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST Contracts), group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

   The amount retained by AXA Equitable in the Account arises principally from
   (1) contributions from AXA Equitable, (2) mortality and expense risks, other expenses and financial accounting charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   On September 15, 2006, the FASB issued Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS No. 157"). SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2006. AXA does not anticipate any impact to the net assets of the Account, upon adoption.

   Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of the Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Receivable/payable for policy-related transactions represents amounts due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

   Payments received from contractowners represent participant contributions under EQUI-VEST Series 100 through 800, EQUI-VEST Vantage, EQUI-VEST Strategies, Momentum, Momentum Plus, EQUI-VEST At Retirement and At Retirement (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by applicable deductions, charges and state premium taxes. Payments received from contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options


                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

2. Significant Accounting Policies (Concluded)

   of Separate Account No. 48. Transfers between funds including the guaranteed interest account, net, represents amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account and fixed maturity option of Separate Account No. 48. The net assets of any variable investment option may not be less than the aggregate value of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in AXA Equitable's General Account to provide for other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under:

   o EQUI-VEST Series 100 through 800
   o EQUI-VEST Vantage
   o EQUI-VEST Strategies
   o Momentum
   o Momentum Plus

   Included in Contract maintenance charges are administrative charges, if applicable, that are deducted annually under:

   o EQUI-VEST Series 100 through 800
   o EQUI-VEST Vantage
   o EQUI-VEST Strategies
   o EQUIPLAN
   o Old Contracts

   Included in contract maintenance charges are administrative charges, if applicable, that are deducted quarterly under Momentum and Momentum Plus.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Purchases and Sales of Investments
   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows:

                                                               Purchases       Sales
                                                             -------------  ------------
AXA Aggressive Allocation .................................. $ 118,556,842  $ 31,390,350
AXA Conservative Allocation ................................    40,229,137    13,928,797
AXA Conservative-Plus Allocation ...........................    58,507,752    18,909,639
AXA Moderate Allocation ....................................   240,910,072   197,993,936
AXA Moderate-Plus Allocation ...............................   324,403,074    72,390,223
EQ/AllianceBernstein Common Stock ..........................   131,865,365   749,516,997
EQ/AllianceBernstein Intermediate Government Securities ....    28,219,384    33,470,400
EQ/AllianceBernstein International .........................   290,858,071   223,308,710
EQ/AllianceBernstein Large Cap Growth ......................    24,030,628    42,987,447


                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

3. Purchases and Sales of Investments (Continued)

                                                             Purchases           Sales
                                                         ----------------  ----------------
EQ/AllianceBernstein Quality Bond .....................  $     42,633,619  $     38,051,843
EQ/AllianceBernstein Small Cap Growth .................       144,183,273       130,312,052
EQ/AllianceBernstein Value ............................     1,765,982,747       643,842,408
EQ/Ariel Appreciation II ..............................         1,878,748         1,775,412
EQ/AXA Rosenberg Value Long/Short Equity ..............         4,195,249         4,915,383
EQ/BlackRock Basic Value Equity .......................       110,808,067        89,258,574
EQ/BlackRock International Value ......................       146,879,912        90,838,839
EQ/Boston Advisors Equity Income ......................        27,090,935        16,212,581
EQ/Calvert Socially Responsible .......................         8,360,970         4,273,010
EQ/Capital Guardian Growth ............................        11,099,597         4,713,180
EQ/Capital Guardian Research ..........................       158,030,740        49,800,198
EQ/Caywood-Scholl High Yield Bond .....................        19,609,225         6,900,271
EQ/Davis New York Venture .............................         6,758,152           860,893
EQ/Equity 500 Index ...................................       241,077,305       265,145,342
EQ/Evergreen International Bond .......................        19,885,010         5,509,781
EQ/Evergreen Omega ....................................        14,964,638        10,035,676
EQ/FI Mid Cap .........................................       140,477,861        70,723,706
EQ/Franklin Income ....................................        92,477,484        14,907,806
EQ/Franklin Small Cap Value ...........................        13,584,735         7,418,245
EQ/Franklin Templeton Founding Strategy ...............        30,569,617         1,712,488
EQ/GAMCO Mergers and Acquisitions .....................         9,311,763         3,610,838
EQ/GAMCO Small Company Value ..........................        97,505,415        37,575,355
EQ/International Growth ...............................        42,559,586        19,559,975
EQ/Janus Large Cap Growth .............................         8,786,066        75,137,099
EQ/JP Morgan Value Opportunities ......................        31,854,455        23,504,746
EQ/JPMorgan Core Bond .................................        51,737,948        29,254,710
EQ/Legg Mason Value Equity ............................         9,392,048         5,495,863
EQ/Long Term Bond .....................................        13,206,274         7,662,752
EQ/Lord Abbett Growth and Income ......................        11,746,410         6,717,294
EQ/Lord Abbett Large Cap Core .........................         4,815,186         2,062,995
EQ/Lord Abbett Mid Cap Value ..........................        26,826,621        12,816,327
EQ/Marsico Focus ......................................       150,950,780        77,258,090
EQ/Money Market .......................................       158,314,693       112,693,045
EQ/Montag & Caldwell Growth ...........................        13,254,259         3,128,775
EQ/Mutual Shares ......................................        38,629,494         6,400,251
EQ/Oppenheimer Global .................................        14,765,278         3,928,190
EQ/Oppenheimer Main Street Opportunity ................         2,123,453           452,433
EQ/Oppenheimer Main Street Small Cap ..................         9,009,972         2,053,160
EQ/PIMCO Real Return ..................................        29,656,349        13,538,531
EQ/Short Duration Bond ................................         8,725,112         4,211,522
EQ/Small Company Index ................................        76,182,013        43,138,926
EQ/T. Rowe Price Growth Stock .........................        81,012,632        11,053,742
EQ/Templeton Growth ...................................        31,673,024         6,160,484
EQ/UBS Growth and Income ..............................        14,047,380         6,394,897
EQ/Van Kampen Comstock ................................        12,858,046         6,307,473
EQ/Van Kampen Emerging Markets Equity .................       451,629,533       295,298,230
EQ/Van Kampen Mid Cap Growth ..........................        44,007,171        15,921,309
EQ/Van Kampen Real Estate .............................       201,319,713        31,385,879
MarketPLUS International Core .........................        59,237,134        33,104,640
MarketPLUS Large Cap Core .............................         7,107,530         5,063,614
MarketPLUS Large Cap Growth ...........................        43,530,719        79,601,421
MarketPLUS Mid Cap Value ..............................       210,528,299       115,880,285
MarketPlus Small Cap Value ............................        56,234,054        58,994,059
Multimanager Aggressive Equity ........................        17,562,792       177,387,235
Multimanager Core Bond ................................        20,212,685        17,915,286


                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

3. Purchases and Sales of Investments (Concluded)

                                                          Purchases           Sales
                                                       ---------------- ----------------
   Multimanager Health Care .........................  $    20,932,640  $    16,555,663
   Multimanager High Yield ..........................       69,400,980       60,464,781
   Multimanager International Equity ................       53,152,133       42,085,015
   Multimanager Large Cap Core Equity ...............        9,891,402        7,051,567
   Multimanager Large Cap Growth ....................       18,409,265       13,544,846
   Multimanager Large Cap Value .....................       40,741,919       26,568,474
   Multimanager Mid Cap Growth ......................       28,025,671       22,783,464
   Multimanager Mid Cap Value .......................       27,549,198       26,028,076
   Multimanager Small Cap Growth ....................       59,853,330       33,859,877
   Multimanager Technology ..........................       57,948,777       60,245,511
   Target 2015 Allocation ...........................        8,058,862        1,339,350
   Target 2025 Allocation ...........................        9,987,723        1,656,651
   Target 2035 Allocation ...........................        4,887,467          637,819
   Target 2045 Allocation ...........................        4,288,435        1,181,860

4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each variable portfolio, may charge annually 0.25% of the average daily net assets of a portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares.

   AXA Equitable serves as investment manager of EQAT and VIP. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to a high of 1.40% of average daily net assets. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") an affiliate of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

   AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Portfolios; EQ/AllianceBernstein Value; EQ/Equity 500 Index, and EQ/Small Company Index; as well as a portion of Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, Multimanager Mid Cap Growth and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors is an affiliate of AXA Equitable, and a distributor and principal underwriter of the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries (affiliates of AXA Equitable) . AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.

5. Substitutions/Reorganizations

   Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.


                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

5. Substitutions/Reorganizations (Concluded)

------------------------------------------------------------------------------------------------
 August 17, 2007                         Removed Portfolio              Surviving Portfolio
------------------------------------------------------------------------------------------------
                                   EQ/AllianceBernstein Growth
                                   and Income                       EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------
Shares -- Class A                                    51,075,037                       86,128,623
Shares -- Class B                                     7,874,909                       16,296,553
Value -- Class A                   $                      19.34     $                      16.30
Value -- Class B                   $                      19.21     $                      16.27
Net assets before merger           $              1,139,068,217     $                529,973,254
Net assets after merger            $                         --     $              1,669,041,471
------------------------------------------------------------------------------------------------
                                   UIF U.S. Real Estate            EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------
Shares -- Class A                                     6,655,759                       17,497,813
Value -- Class A                   $                      23.88     $                       9.13
Net assets before merger           $                158,939,525     $                    815,508
Net assets after merger            $                         --     $                159,755,033
------------------------------------------------------------------------------------------------
 July 6, 2007                      Removed Portfolio                Surviving Portfolio
------------------------------------------------------------------------------------------------
                                   EQ/Capital Guardian U.S. Equity  EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------
Shares -- Class B                                    11,071,506                       19,211,910
Value -- Class B                   $                      12.05     $                      15.08
Net assets before merger           $                133,411,647     $                156,303,956
Net assets after merger            $                         --     $                289,715,603
------------------------------------------------------------------------------------------------
                                   EQ/Janus Large Cap Growth        EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------
Shares -- Class B                                    10,084,118                        3,680,508
Value -- Class B                   $                       7.62     $                      23.21
Net assets before merger           $                 76,840,979     $                  8,583,612
Net assets after merger            $                         --     $                 85,424,591
------------------------------------------------------------------------------------------------
                                   EQ/Wells Fargo Montgomery        Multimanager Small
                                   Small Cap                        Cap Growth
------------------------------------------------------------------------------------------------
Shares -- Class B                                     1,816,793                        6,675,268
Value -- Class B                   $                      14.94     $                      10.65
Net assets before merger           $                 27,142,887     $                 43,948,717
Net assets after merger            $                         --     $                 71,091,604
------------------------------------------------------------------------------------------------
 November 17, 2006                 Removed Portfolio                Surviving Portfolio
------------------------------------------------------------------------------------------------
                                   Laudus Rosenberg VIT             EQ/AXA Rosenberg
                                   Value Long/Short Equity          Value Long/Short Equity
------------------------------------------------------------------------------------------------
Shares -- Class B                                       871,596                          871,596
Value -- Class B                   $                  9,360,937     $                  9,360,937
Net Assets before merger           $                  9,360,937                               --
Net Assets after merger                                      --     $                  9,360,937
------------------------------------------------------------------------------------------------

6. Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the Account for the following charges:

                                            Mortality and                          Financial
                                            Expense Risks     Other Expenses       Accounting             Total
                                            -------------     --------------      -------------      -------------
Old Contracts                                        0.58%              0.16%                --               0.74%
-------------
EQUIPLAN Contracts                                   0.58%              0.16%                --               0.74%
------------------
EQUI-VEST Series 100/Momentum Contracts
---------------------------------------
EQ/Money Market
EQ/AllianceBernstein Common Stock                    0.56%              0.60%              0.24%              1.40%


                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

6. Contractowner Charges (Continued)

                                                    Mortality and                        Financial
                                                    Expense Risks    Other Expenses      Accounting         Total
                                                   ---------------   --------------     ------------     ----------
All Other Funds ..................................            0.50%            0.60%            0.24%          1.34%
EQUI-VEST Series 200
--------------------
EQ/Money Market
EQ/AllianceBernstein Common Stock ................            1.15%            0.25%              --           1.40%
All Other Funds ..................................            1.09%            0.25%              --           1.34%
EQUI-VEST Series 300 and 400 Contracts
--------------------------------------
EQ/Money Market, EQ/AllianceBernstein Common
Stock, AXA Premier VIP Aggressive Equity and
AXA Moderate Allocation ..........................            1.10%            0.24%              --           1.34%
All Other Funds ..................................            1.10%            0.25%              --           1.35%
Momentum Plus Contracts                                       1.10%            0.25%              --           1.35%
-----------------------
EQUI-VEST Series 500 Contracts                                1.20%            0.25%              --           1.45%
------------------------------
EQUI-VEST at Retirement and At Retirement                       --               --               --             --
-----------------------------------------
1.30% All Funds ..................................            0.80%            0.50%              --           1.30%
1.25% All Funds ..................................            0.75%            0.50%              --           1.25%
EQUI-VEST Series 600 and 800 Contracts                        0.95%            0.25%              --           1.20%
--------------------------------------
EQUI-VEST Vantage Contracts
---------------------------
0.90 All Funds ...................................            0.90%              --               --           0.90%
0.70 All Funds ...................................            0.70%              --               --           0.70%
0.50 All Funds ...................................            0.50%              --               --           0.50%
EQUI-VEST Strategies Contracts
------------------------------
1.20% All Funds ..................................            1.20%              --               --           1.20%
0.90% All Funds ..................................            0.90%              --               --           0.90%
0.70% All Funds ..................................            0.70%              --               --           0.70%
0.50% All Funds ..................................            0.50%              --               --           0.50%
0.25% All Funds ..................................            0.25%              --               --           0.25%
EQUI-VEST Express Series 700 Contracts                        0.70%            0.25%              --           0.95%
--------------------------------------

   The charges may be retained in the Account by AXA Equitable and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of The Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST/Momentum Contracts for EQ/Money Market, EQ/AllianceBernstein Common Stock, AXA Premier VIP Aggressive Equity and AXA Moderate Allocation variable investment options and 1% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Funds from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   For EQUI-VEST(R) Series 200, EQUI-VEST Vantage, EQUI-VEST Strategies Contracts for participants of the Teachers Retirement System of the State of Texas the total Separate Account A annual expenses and total annual expenses of the Trust's fees, when added together, are not permitted to exceed 2.75% (except for AXA Premier VIP Aggressive Equity, AXA Moderate Allocation, EQ/AllianceBernstein Common Stock and EQ/Money Market Options in Equivest Series 200 which are not permitted to exceed 1.75%). Currently, this expense limitation has the effect of reducing the total expenses applicable to options funded by the EQ/GAMCO Mergers and Acquisitions, EQ/International Growth, Multimanager Small Cap Value, Multimanager Small Cap Growth, Multimanager Health Care, Multimanager International Equity, Multimanager Mid Cap Growth, Multimanager Mid Cap Value, Multimanager Technology and EQ/Van Kampen Emerging Markets Equity portfolios. Fees for advisory services in excess of the cap are refunded to the Funds from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

   The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the


                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

6. Contractowner Charges (Concluded)

fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or Contractowner's account value.




                                                When charge
                 Charges                        is deducted                  Amount deducted              How deducted
---------------------------------------- ------------------------        ----------------------        ------------------
Charge for Trust expenses                Daily                            Vary by portfolio             Unit value

Annual Administrative charge             Annual                           $30 or during the first two
                                                                          contract years 2% of the      Unit liquidation from
                                                                          account value (plus any       account value
                                                                          prior withdrawal during the
                                                                          Contract Year) if less.
Annual Policy fee                        Annual                           Low - Depending on account
                                                                          value, lesser of $30          Unit liquidation from
                                                                          or .50% of account value      account value
                                                                          plus the amount of any
                                                                          active loan.

                                                                          High - Depending on account
                                                                          value, in Years 1 to 2        Unit liquidation from
                                                                          lesser of $30 or 2% of        account value,
                                                                          account value, thereafter
                                                                          $ 30.


Withdrawal Charge                        At time of transaction           Low - 6% of withdrawals or
                                                                          contributions made in
                                                                          the current and prior five
                                                                          participation years,         Unit liquidation from
                                                                          whichever is less.           account value

                                                                          High - 6% of the amount
                                                                          withdrawn, generally
                                                                          declining for the first
                                                                          through the 12th contract
                                                                          year.

                                                                          Exceptions and limitations
                                                                          may eliminate or reduce
                                                                          the withdrawal charge.

Plan Loan charges                        At time of transaction           $25 set-up fee and $6
                                                                          quarterly recordkeeping       Unit liquidation from
                                                                          fee                           account value

Annuity Payout option                    At time of transaction           $350 annuity administration
                                                                          fee                           Unit liquidation from
                                                                                                        account value

Charge for third-party transfer or       At time of transaction           $  25                         Unit liquidation from
exchange                                                                                                account value

Enhanced death benefit charge            Participation date               Low- 0.15% of account         Unit liquidation from
                                         anniversary                      value                         account value


                                                                          High - 0.60% of account
                                                                          value

Guaranteed Mininum Income Benefit                                         0.65%                         Unit liquidation from
                                                                                                        account value

Guaranteed Withdrawal Benefit                                             Low - 0.,60% for single
for Life                                                                        life option;            Unit liquidation from
                                                                                0.75% for joint life    account value
                                                                                option

                                                                          High - 0.75% for single
                                                                                 life;
                                                                                 0.90% for joint life



7. Accumulation Unit Values


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,

                                                     --------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**   Return***
                                                     ------------ -------------------- ------------ ---------------- ----------
AXA Aggressive Allocation
-------------------------
         Unit Value 0.50% to 1.45%*

  2007   Lowest contract charge 0.50% Class B (b)   $ 162.11              --                --            --      5.64 %
         Highest contract charge 1.45% Class B (b)  $ 155.64              --                --            --      4.62%
         All contract charges                             --           1,034          $161,376          2.96%     --

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,

                                                     --------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**   Return***
                                                     ------------ -------------------- ------------ ---------------- ----------
AXA Aggressive Allocation (Continued)
-------------------------------------
  2006   Lowest contract charge 0.50% Class B (b)      $ 153.46              --                 --           --      17.31%
         Highest contract charge 1.45% Class B (b)     $ 148.76              --                 --           --      16.19%
         All contract charges                                --             517         $   77,399         3.46%     --
  2005   Lowest contract charge 0.50% Class B (b)      $ 130.82              --                 --           --      7.52%
         Highest contract charge 1.45% Class B (b)     $ 128.03              --                 --           --      6.50%
         All contract charges                                --             178         $   22,965         4.92%     --
  2004   Lowest contract charge 0.50% Class B (b)      $ 121.67              --                 --           --      11.24%
         Highest contract charge 1.45% Class B (b)     $ 120.22              --                 --           --      10.17%
         All contract charges                                --              75         $    9,099         2.25%     --
  2003   Lowest contract charge 0.50% Class B (b)      $ 109.38              --                 --           --      9.38%
         Highest contract charge 1.45% Class B (b)     $ 109.12              --                 --           --      9.12%
         All contract charges                                --               9         $    1,003         0.70%     --

AXA Conservative Allocation
---------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (b)      $ 122.65              --                 --           --      5.27%
         Highest contract charge 1.45% Class B (b)     $ 117.75              --                 --           --      4.26%
         All contract charges                                --             378         $   44,771         5.06%     --
  2006   Lowest contract charge 0.50% Class B (b)      $ 116.51              --                 --           --      5.84%
         Highest contract charge 1.45% Class B (b)     $ 112.94              --                 --           --      4.83%
         All contract charges                                --             167         $   18,932         4.29%     --
  2005   Lowest contract charge 0.50% Class B (b)      $ 110.08              --                 --           --      1.93%
         Highest contract charge 1.45% Class B (b)     $ 107.73              --                 --           --      0.96%
         All contract charges                                --             112         $   12,046         3.73%     --
  2004   Lowest contract charge 0.50% Class B (b)      $ 108.00              --                 --           --      5.50%
         Highest contract charge 1.45% Class B (b)     $ 106.71              --                 --           --      4.49%
         All contract charges                                --              75         $    8,142         4.11%     --
  2003   Lowest contract charge 0.50% Class B (b)      $ 102.37              --                 --           --      2.37%
         Highest contract charge 1.45% Class B (b)     $ 102.13              --                 --           --      2.13%
         All contract charges                                --               8         $      940         5.61%     --

AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (b)      $ 130.56              --                 --           --      4.96%
         Highest contract charge 1.45% Class B (b)     $ 125.34              --                 --           --      3.95%
         All contract charges                                --             634         $   80,092         4.08%     --
  2006   Lowest contract charge 0.50% Class B (b)      $ 124.39              --                 --           --      8.22%
         Highest contract charge 1.45% Class B (b)     $ 120.58              --                 --           --      7.18%
         All contract charges                                --             342         $   41,475         4.04%     --
  2005   Lowest contract charge 0.50% Class B (b)      $ 114.94              --                 --           --      2.73%
         Highest contract charge 1.45% Class B (b)     $ 112.49              --                 --           --      1.75%
         All contract charges                                --             180         $   20,363         4.60%     --
  2004   Lowest contract charge 0.50% Class B (b)      $ 111.89              --                 --           --      7.21%
         Highest contract charge 1.45% Class B (b)     $ 110.56              --                 --           --      6.19%
         All contract charges                                --              80         $    8,873         3.62%     --
  2003   Lowest contract charge 0.50% Class B (b)      $ 104.36              --                 --           --      4.36%
         Highest contract charge 1.45% Class B (b)     $ 104.11              --                 --           --      4.11%
         All contract charges                                --               9         $      866         6.35%     --

AXA Moderate Allocation
-----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class A (j)      $ 109.30              --                 --           --      6.00%
         Highest contract charge 1.45% Class A         $ 144.38              --                 --           --      4.99%
         All contract charges                                --          19,631         $1,586,678         3.35%     --
  2006   Lowest contract charge 0.50% Class A (j)      $ 103.11              --                 --           --      3.11%
         Highest contract charge 1.45% Class A         $ 137.52              --                 --           --      9.00%
         All contract charges                                --          20,240         $1,557,101         2.84%     --

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**   Return***
                                                     ------------ -------------------- ------------ ---------------- ----------
AXA Moderate Allocation (Continued)
-----------------------------------
  2005   Lowest contract charge 0.90% Class A (c)      $ 183.99              --                 --           --      4.11%
         Highest contract charge 1.45% Class A         $ 126.17              --                 --           --      3.53%
         All contract charges                                --          21,774         $1,543,159         2.54%     --
  2004   Lowest contract charge 0.90% Class A (c)      $ 176.72              --                 --           --      8.02%
         Highest contract charge 1.45% Class A         $ 121.87              --                 --           --      7.42%
         All contract charges                                --          23,508         $1,615,459         2.75%     --
  2003   Lowest contract charge 0.90% Class A (c)      $ 163.61              --                 --           --      18.35%
         Highest contract charge 1.45% Class A         $ 113.45              --                 --           --      17.69%
         All contract charges                                --          25,117         $1,607,776         2.41%     --

AXA Moderate Allocation
-----------------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B          $ 127.43              --                 --           --      5.73%
         Highest contract charge 1.30% Class B (j)     $ 107.96              --                 --           --      4.90%
         All contract charges                                --           1,218         $  170,510         3.35%     --
  2006   Lowest contract charge 0.50% Class B          $ 120.52              --                 --           --      9.77%
         Highest contract charge 1.30% Class B (j)     $ 102.92              --                 --           --      2.92%
         All contract charges                                --           1,009         $  136,001         2.84%     --
  2005   Lowest contract charge 0.50% Class B          $ 109.79              --                 --           --      4.27%
         Highest contract charge 1.20% Class B         $ 126.19              --                 --           --      3.54%
         All contract charges                                --             916         $  113,231         2.54%     --
  2004   Lowest contract charge 0.50% Class B          $ 105.29              --                 --           --      8.18%
         Highest contract charge 1.20% Class B         $ 121.88              --                 --           --      7.42%
         All contract charges                                --             833         $   99,021         2.75%     --
  2003   Lowest contract charge 0.50% Class B          $  97.33              --                 --           --      18.55%
         Highest contract charge 1.20% Class B         $ 113.46              --                 --           --      17.71%
         All contract charges                                --             750         $   82,998         2.41%     --

AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (b)      $ 153.90              --                 --           --      5.85%
         Highest contract charge 1.45% Class B (b)     $ 147.76              --                 --           --      4.84%
         All contract charges                                --           3,480         $  513,806         3.38%     --
  2006   Lowest contract charge 0.50% Class B (b)      $ 145.39              --                 --           --      13.93%
         Highest contract charge 1.45% Class B (b)     $ 140.94              --                 --           --      12.85%
         All contract charges                                --           1,886         $  267,414         3.54%     --
  2005   Lowest contract charge 0.50% Class B (b)      $ 127.61              --                 --           --      6.14%
         Highest contract charge 1.45% Class B (b)     $ 124.89              --                 --           --      5.13%
         All contract charges                                --             728         $   91,285         5.08%     --
  2004   Lowest contract charge 0.50% Class B (b)      $ 120.23              --                 --           --      11.13%
         Highest contract charge 1.45% Class B (b)     $ 118.80              --                 --           --      10.07%
         All contract charges                                --             277         $   32,979         3.47%     --
  2003   Lowest contract charge 0.50% Class B (b)      $ 108.19              --                 --           --      8.19%
         Highest contract charge 1.45% Class B (b)     $ 107.93              --                 --           --      7.93%
         All contract charges                                --              23         $    2,390         2.59%     --

EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.50% to 1.49%*
  2007   Lowest contract charge 0.50% Class A (j)      $ 107.52              --                 --           --      3.22%
         Highest contract charge 1.49% Class A         $ 384.25              --                 --           --      2.53%
         All contract charges                                --           9,616         $3,481,372         1.18%     --
  2006   Lowest contract charge 0.50% Class A (j)      $ 104.17              --                 --           --      4.17%
         Highest contract charge 1.49% Class A         $ 374.77              --                 --           --      9.64%
         All contract charges                                --          11,209         $3,969,805         1.39%     --
  2005   Lowest contract charge 0.74% Class A          $ 453.40              --                 --           --      4.05%
         Highest contract charge 1.49% Class A         $ 341.80              --                 --           --      3.26%
         All contract charges                                --          12,984         $4,188,857         1.03%     --

                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,

                                                     --------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**   Return***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/AllianceBernstein Common Stock (Continued)
---------------------------------------------
  2004   Lowest contract charge 0.74% Class A          $ 435.75              --                 --           --      12.98%
         Highest contract charge 1.49% Class A         $ 331.00              --                 --           --      14.12%
         All contract charges                                --          14,653         $4,588,775         1.19%     --
  2003   Lowest contract charge 0.74% Class A          $ 382.75              --                 --           --      49.21%
         Highest contract charge 1.49% Class A         $ 292.96              --                 --           --      48.08%
         All contract charges                                --          16,027         $4,423,904         1.77%     --

EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B          $ 105.11              --                 --           --      2.96%
         Highest contract charge 1.30% Class B (j)     $ 106.21              --                 --           --      2.14%
         All contract charges                                --           1,495         $  174,274         1.18%     --
  2006   Lowest contract charge 0.50% Class B          $ 102.09              --                 --           --      10.14%
         Highest contract charge 1.30% Class B (j)     $ 103.98              --                 --           --      3.98%
         All contract charges                                --           1,669         $  190,449         1.39%     --
  2005   Lowest contract charge 0.50% Class B          $  92.69              --                 --           --      3.79%
         Highest contract charge 1.20% Class B         $ 107.24              --                 --           --      3.05%
         All contract charges                                --           1,776         $  185,056         1.03%     --
  2004   Lowest contract charge 0.50% Class B          $  89.31              --                 --           --      13.55%
         Highest contract charge 1.20% Class B         $ 104.06              --                 --           --      12.75%
         All contract charges                                --           1,725         $  174,349         1.19%     --
  2003   Lowest contract charge 0.50% Class B          $  78.66              --                 --           --      48.80%
         Highest contract charge 1.20% Class B         $  92.29              --                 --           --      47.76%
         All contract charges                                --           1,502         $  134,406         1.77%     --

EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class A (j)      $ 107.06              --                 --           --      6.59%
         Highest contract charge 1.45% Class A         $ 137.16              --                 --           --      5.57%
         All contract charges                                --             554         $   90,855         4.50%     --
  2006   Lowest contract charge 0.50% Class A (j)      $ 100.44              --                 --           --      0.44%
         Highest contract charge 1.45% Class A         $ 129.92              --                 --           --      1.89%
         All contract charges                                --             586         $   91,303         4.00%     --
  2005   Lowest contract charge 0.74% Class A          $  78.01              --                 --           --      1.04%
         Highest contract charge 1.45% Class A         $ 127.51              --                 --           --      0.02%
         All contract charges                                --             670         $  102,507         3.48%     --
  2004   Lowest contract charge 0.74% Class A          $  77.21              --                 --           --      1.74%
         Highest contract charge 1.45% Class A         $ 127.48              --                 --           --      0.71%
         All contract charges                                --             768         $  117,435         3.04%     --
  2003   Lowest contract charge 0.74% Class A          $  75.89              --                 --           --      1.95%
         Highest contract charge 1.45% Class A         $ 126.58              --                 --           --      0.91%
         All contract charges                                --             892         $  135,637         3.66%     --

EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B          $ 136.21              --                 --           --      6.32%
         Highest contract charge 1.30% Class B (j)     $ 105.74              --                 --           --      5.48%
         All contract charges                                --             225         $   30,902         4.50%     --
  2006   Lowest contract charge 0.50% Class B          $ 128.11              --                 --           --      2.61%
         Highest contract charge 1.30% Class B (j)     $ 100.25              --                 --           --      0.25%
         All contract charges                                --             254         $   32,922         4.00%     --
  2005   Lowest contract charge 0.50% Class B          $ 124.85              --                 --           --      0.74%
         Highest contract charge 1.20% Class B         $ 127.54              --                 --           --      0.03%
         All contract charges                                --             276         $   35,253         3.48%     --
  2004   Lowest contract charge 0.50% Class B          $ 123.94              --                 --           --      1.43%
         Highest contract charge 1.20% Class B         $ 127.50              --                 --           --      0.72%
         All contract charges                                --             293         $   37,422         3.04%     --

                                     FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended December 31,
                                                     --------------------------
                                                       Units
                                                     Fair Value
                                                     ------------
EQ/AllianceBernstein Intermediate Government
--------------------------------------------
Securities (Continued)
----------------------
  2003   Lowest contract charge 0.50% Class B          $ 122.19
         Highest contract charge 1.20% Class B         $ 126.60
         All contract charges                                --

EQ/AllianceBernstein International (a)
--------------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class A (j)      $ 118.10
         Highest contract charge 1.45% Class A         $ 154.56
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class A (j)      $ 105.97
         Highest contract charge 1.45% Class A         $ 140.03
         All contract charges                                --
  2005   Lowest contract charge 0.90% Class A (c)      $ 147.18
         Highest contract charge 1.45% Class A         $ 114.75
         All contract charges                                --
  2004   Lowest contract charge 0.90% Class A (c)      $ 128.49
         Highest contract charge 1.45% Class A         $ 100.74
         All contract charges                                --
  2003   Lowest contract charge 0.90% Class A (c)      $ 109.44
         Highest contract charge 1.45% Class A         $  86.29
         All contract charges                                --

EQ/AllianceBernstein International (a)
--------------------------------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B          $ 156.05
         Highest contract charge 1.30% Class B (j)     $ 116.66
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 140.38
         Highest contract charge 1.30% Class B (j)     $ 105.78
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 114.22
         Highest contract charge 1.20% Class B         $ 114.63
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $  99.56
         Highest contract charge 1.20% Class B         $ 100.63
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $  84.67
         Highest contract charge 1.20% Class B         $  86.19
         All contract charges                                --

EQ/AllianceBernstein Large Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $  75.03
         Highest contract charge 1.45% Class B         $  76.91
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $  66.16
         Highest contract charge 1.45% Class B         $  68.47
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $  66.85
         Highest contract charge 1.45% Class B         $  69.86
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $  58.46
         Highest contract charge 1.45% Class B         $  61.67
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $  54.21
         Highest contract charge 1.45% Class B         $  57.74
         All contract charges                                --




                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/AllianceBernstein Intermediate Government Securities (Continued)
-------------------------------------------------------------------
  2003              --                --            --      1.63%
                    --                --            --      0.91%
                   331          $ 41,782          3.66%         --

EQ/AllianceBernstein International (a)
--------------------------------------
  2007              --                --            --      11.45%
                    --                --            --      10.38%
                 4,247          $838,849          1.50%          --
  2006              --                --            --      5.97%
                    --                --            --      22.03%
                 4,389          $784,767          1.65%          --
  2005              --                --            --      14.55%
                    --                --            --      13.91%
                 4,512          $660,373          1.71%          --
  2004              --                --            --      17.40%
                    --                --            --      16.75%
                 4,746          $609,069          2.09%          --
  2003              --                --            --      34.22%
                    --                --            --      33.47%
                 5,029          $552,311          1.99%          --

EQ/AllianceBernstein International (a)
--------------------------------------
  2007              --                --            --      11.16%
                    --                --            --      10.29%
                   787          $121,942          1.50%          --
  2006              --                --            --      22.90%
                    --                --            --      5.78%
                   728          $102,893          1.65%          --
  2005              --                --            --      14.72%
                    --                --            --      13.91%
                   651          $ 75,257          1.71%          --
  2004              --                --            --      17.58%
                    --                --            --      16.76%
                   565          $ 57,320          2.09%          --
  2003              --                --            --      34.51%
                    --                --            --      33.56%
                   523          $ 45,436          1.99%          --

EQ/AllianceBernstein Large Cap Growth
-------------------------------------
  2007              --                --            --      13.41%
                    --                --            --      12.33%
                 1,870          $145,854            --           --
  2006              --                --            --      (1.04)%
                    --                --            --      (1.98)%
                 2,111          $146,204            --           --
  2005              --                --            --      14.35%
                    --                --            --      13.27%
                 2,304          $162,638            --           --
  2004              --                --            --       7.84%
                    --                --            --       6.81%
                 2,548          $158,455            --           --
  2003              --                --            --      22.58%
                    --                --            --      21.41%
                 2,878          $167,285            --           --

                                     FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                              Years Ended December 31,
                                              ------------------------
                                                        Units
                                                      Fair Value
                                                     ------------
EQ/AllianceBernstein Quality Bond
---------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class A (j)      $ 105.12
         Highest contract charge 1.45% Class A         $ 139.74
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class A (j)      $ 100.81
         Highest contract charge 1.45% Class A         $ 135.31
         All contract charges                                --
  2005   Lowest contract charge 0.90% Class A (c)      $ 164.70
         Highest contract charge 1.45% Class A         $ 131.90
         All contract charges                                --
  2004   Lowest contract charge 0.90% Class A (c)      $ 162.53
         Highest contract charge 1.45% Class A         $ 130.89
         All contract charges                                --
  2003   Lowest contract charge 0.90% Class A (c)      $ 157.69
         Highest contract charge 1.45% Class A         $ 127.69
         All contract charges                                --

EQ/AllianceBernstein Quality Bond
---------------------------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B          $ 139.64
         Highest contract charge 1.45% Class B (j)     $ 103.82
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 134.25
         Highest contract charge 1.30% Class B (j)     $ 100.62
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 129.96
         Highest contract charge 1.20% Class B         $ 131.99
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 128.05
         Highest contract charge 1.20% Class B         $ 130.97
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $ 124.04
         Highest contract charge 1.20% Class B         $ 127.77
         All contract charges                                --

EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class A (j)      $ 120.87
         Highest contract charge 1.45% Class A         $ 155.92
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class A (j)      $ 103.84
         Highest contract charge 1.45% Class A         $ 135.25
         All contract charges                                --
  2005   Lowest contract charge 0.90% Class A (c)      $ 179.44
         Highest contract charge 1.45% Class A         $ 125.60
         All contract charges                                --
  2004   Lowest contract charge 0.90% Class A (c)      $ 161.98
         Highest contract charge 1.45% Class A         $ 114.00
         All contract charges                                --
  2003   Lowest contract charge 0.90% Class A (c)      $ 143.04
         Highest contract charge 1.45% Class A         $ 101.24
         All contract charges                                --




                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/AllianceBernstein Quality Bond
---------------------------------
  2007              --                --            --      4.28%
                    --                --            --      3.27%
                   691          $122,544          5.12%        --
  2006              --                --            --    (0.81)%
                    --                --            --      2.58%
                   694          $119,214          4.01%        --
  2005              --                --            --      1.34%
                    --                --            --      0.78%
                   753          $125,885          3.89%        --
  2004              --                --            --      3.07%
                    --                --            --      2.50%
                   795          $131,674          3.87%        --
  2003              --                --            --      2.87%
                    --                --            --      2.29%
                   889          $143,533          2.68%        --

EQ/AllianceBernstein Quality Bond
---------------------------------
  2007              --                --            --      4.01%
                    --                --            --      3.18%
                   241          $ 33,892          5.12%        --
  2006              --                --            --      3.30%
                    --                --            --      0.62%
                   246          $ 33,382          4.01%        --
  2005              --                --            --      1.49%
                    --                --            --      0.78%
                   256          $ 33,894          3.89%        --
  2004              --                --            --      3.23%
                    --                --            --      2.50%
                   261          $ 34,083          3.87%        --
  2003              --                --            --      3.02%
                    --                --            --      2.30%
                   274          $ 34,954          2.68%        --

EQ/AllianceBernstein Small Cap Growth
-------------------------------------
  2007              --                --            --     16.40%
                    --                --            --     15.28%
                 1,537          $330,250            --         --
  2006              --                --            --      3.84%
                    --                --            --      7.68%
                 1,694          $315,326            --         --
  2005              --                --            --     10.78%
                    --                --            --     10.17%
                 1,836          $316,938            --         --
  2004              --                --            --     13.24%
                    --                --            --     12.61%
                 1,990          $311,435            --         --
  2003              --                --            --     40.02%
                    --                --            --     39.23%
                 2,070          $287,364            --         --

                                     FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                            Years Ended December 31,
                                            -------------------------
                                                        Units
                                                      Fair Value
                                                     ------------
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B          $ 116.77
         Highest contract charge 1.30% Class B (j)     $ 119.40
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 100.58
         Highest contract charge 1.30% Class B (j)     $ 103.66
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $  92.73
         Highest contract charge 1.20% Class B         $ 125.63
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $  83.58
         Highest contract charge 1.20% Class B         $ 114.03
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $  73.69
         Highest contract charge 1.20% Class B         $ 101.26
         All contract charges                                --

EQ/AllianceBernstein Value (q)
------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class A (r)      $ 155.34
         Highest contract charge 1.45% Class A (r)     $ 142.29
         All contract charges                                --

EQ/AllianceBernstein Value (q)
------------------------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B          $ 155.18
         Highest contract charge 1.30% Class B         $  98.09
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 163.40
         Highest contract charge 1.45% Class B         $ 151.12
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 135.28
         Highest contract charge 1.45% Class B         $ 126.32
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 128.95
         Highest contract charge 1.45% Class B         $ 121.57
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $ 114.24
         Highest contract charge 1.45% Class B         $ 108.74
         All contract charges                                --

EQ/Ariel Appreciation II
------------------------
         Unit Value 0.50% to 1.45%
  2007   Lowest contract charge 0.50% Class B (g)      $ 112.93
         Highest contract charge 1.45% Class B (g)     $ 110.53
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (g)      $ 114.85
         Highest contract charge 1.45% Class B (g)     $ 113.50
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (g)      $ 103.83
         Highest contract charge 1.45% Class B (g)     $ 103.60
         All contract charges                                --

EQ/AXA Rosenberg Value Long/Short Equity
----------------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (b)      $ 114.05
         Highest contract charge 1.45% Class B (b)     $ 109.49
         All contract charges                                --




                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
  2007              --                 --           --      16.10%
                    --                 --           --      15.18%
                   353         $   59,087           --          --
  2006              --                 --           --       8.46%
                    --                 --           --       3.66%
                   392         $   57,261           --          --
  2005              --                 --           --      10.94%
                    --                 --           --      10.17%
                   411         $   55,659           --          --
  2004              --                 --           --      13.42%
                    --                 --           --      12.61%
                   408         $   50,408           --          --
  2003              --                 --           --      40.24%
                    --                 --           --      39.24%
                   398         $   43,568           --          --

EQ/AllianceBernstein Value (q)
------------------------------
  2007              --                 --           --     (5.17)%
                    --                 --           --     (5.52)%
                 9,387         $1,261,004         2.66%

EQ/AllianceBernstein Value (q)
------------------------------
  2007              --                 --           --     (5.03)%
                    --                 --           --     (5.79)%
                 1,726         $  239,219         2.66%         --
  2006              --                 --           --      20.78%
                    --                 --           --      19.63%
                 3,483         $  500,340         1.68%         --
  2005              --                 --           --       4.91%
                    --                 --           --       3.91%
                 3,103         $  371,731         1.19%         --
  2004              --                 --           --      13.44%
                    --                 --           --      11.80%
                 2,885         $  331,846         1.41%         --
  2003              --                 --           --      28.10%
                    --                 --           --      26.88%
                 2,551         $  261,872         1.40%         --

EQ/Ariel Appreciation II
------------------------
  2007              --                 --           --     (1.67)%
                    --                 --           --     (2.62)%
                    29         $    3,236         0.38%         --
  2006              --                 --           --      10.61%
                    --                 --           --       9.55%
                    28         $    3,222         1.21%         --
  2005              --                 --           --       3.83%
                    --                 --           --       3.60%
                     6         $      589         0.65%         --

EQ/AXA Rosenberg Value Long/Short Equity
----------------------------------------
  2007              --                 --           --       2.78%
                    --                 --           --       1.78%
                    81         $    8,989         1.96%         --

                                     FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                              Years Ended December 31,
                                              ------------------------
                                                        Units
                                                     Fair Value

                                                     ------------
EQ/AXA Rosenberg Value Long/Short Equity (Continued)
----------------------------------------------------
  2006   Lowest contract charge 0.50% Class B (b)      $ 110.97
         Highest contract charge 1.45% Class B (b)     $ 107.57
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (b)      $ 109.94
         Highest contract charge 1.45% Class B (b)     $ 107.59
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (b)      $ 102.77
         Highest contract charge 1.45% Class B (b)     $ 101.55
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (b)      $  99.67
         Highest contract charge 1.45% Class B (b)     $  99.43
         All contract charges                                --

EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 158.23
         Highest contract charge 1.45% Class B         $ 183.24
         All contract charges
  2006   Lowest contract charge 0.50% Class B          $ 157.18
         Highest contract charge 1.45% Class B         $ 183.78
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 130.65
         Highest contract charge 1.45% Class B         $ 154.23
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 127.54
         Highest contract charge 1.45% Class B         $ 152.01
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $ 115.93
         Highest contract charge 1.45% Class B         $ 139.50
         All contract charges                                --

EQ/BlackRock International Value
--------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 145.75
         Highest contract charge 1.45% Class B         $ 183.08
         All contract charges
  2006   Lowest contract charge 0.50% Class B          $ 132.94
         Highest contract charge 1.45% Class B         $ 168.61
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 106.30
         Highest contract charge 1.45% Class B         $ 136.12
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $  96.39
         Highest contract charge 1.45% Class B         $ 124.61
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $  79.64
         Highest contract charge 1.45% Class B         $ 103.95
         All contract charges                                --

EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (e)      $ 134.77
         Highest contract charge 1.45% Class B (e)     $ 130.66
         All contract charges

  2006   Lowest contract charge 0.50% Class B (e)      $ 130.62
         Highest contract charge 1.45% Class B (e)     $ 127.87
         All contract charges                                --



                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/AXA Rosenberg Value Long/Short Equity (Continued)
----------------------------------------------------
  2006              --                --            --      0.94%
                    --                --            --    (0.02)%
                    89          $  9,606          2.85%        --
  2005              --                --            --      6.97%
                    --                --            --      5.95%
                    77          $  8,297            --         --
  2004              --                --            --      3.11%
                    --                --            --      2.13%
                    16          $  1,704            --         --
  2003              --                --            --     0.33)%
                    --                --            --    (0.57)%
                     4          $    395            --         --

EQ/BlackRock Basic Value Equity
-------------------------------
  2007              --                --            --      0.67%
                    --                --            --    (0.29)%
                 1,706          $383,188          1.08%        --
  2006              --                --            --     20.31%
                    --                --            --     19.16%
                 1,738          $391,171          2.86%        --
  2005              --                --            --      2.44%
                    --                --            --      1.46%
                 1,826          $344,112          1.37%        --
  2004              --                --            --     10.02%
                    --                --            --      8.97%
                 1,866          $346,892          2.14%        --
  2003              --                --            --     30.53%
                    --                --            --     29.30%
                 1,731          $297,750          0.55%        --

EQ/BlackRock International Value
--------------------------------
  2007              --                --            --      9.64%
                    --                --            --      8.58%
                 2,074          $351,707          1.93%        --
  2006              --                --            --     25.06%
                    --                --            --     23.87%
                 1,956          $305,076          3.67%        --
  2005              --                --            --     10.28%
                    --                --            --      9.23%
                 1,646          $206,833          1.84%        --
  2004              --                --            --     21.04%
                    --                --            --     19.88%
                 1,299          $149,224          1.64%        --
  2003              --                --            --     27.40%
                    --                --            --     26.18%
                 1,180          $112,754          2.36%        --

EQ/Boston Advisors Equity Income
--------------------------------
  2007              --                --            --      3.18%
                    --                --            --      2.18%
                   445          $ 58,354          1.93%        --
  2006              --                --            --     15.39%
                    --                --            --     14.29%
                   394          $ 50,720          2.44%        --

                                     FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**   Return***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/Boston Advisors Equity Income (Continued)
--------------------------------------------
  2005   Lowest contract charge 0.50% Class B (e)      $ 113.20              --                --            --      5.63%
         Highest contract charge 1.45% Class B (e)     $ 111.88              --                --            --      4.62%
         All contract charges                                --             307          $ 34,416          2.12%     --
  2004   Lowest contract charge 0.50% Class B (e)      $ 107.17              --                --            --      9.05%
         Highest contract charge 1.45% Class B (e)     $ 106.95              --                --            --      8.85%
         All contract charges                                --              41          $  4,334          4.19%     --

EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $  94.90              --                --            --      11.57%
         Highest contract charge 1.45% Class B         $ 128.45              --                --            --      10.49%
         All contract charges                                --             218          $ 21,860          0.24%     --
  2006   Lowest contract charge 0.50% Class B          $  85.06              --                --            --      4.70%
         Highest contract charge 1.45% Class B         $ 116.25              --                --            --      3.71%
         All contract charges                                --             185          $ 16,787            --      --
  2005   Lowest contract charge 0.50% Class B          $  81.24              --                --            --      8.20%
         Highest contract charge 1.45% Class B         $ 112.09              --                --            --      7.17%
         All contract charges                                --             156          $ 13,658            --      --
  2004   Lowest contract charge 0.50% Class B          $  75.08              --                --            --      3.07%
         Highest contract charge 1.45% Class B         $ 104.60              --                --            --      2.09%
         All contract charges                                --             128          $ 10,635            --      --
  2003   Lowest contract charge 0.50% Class B          $  72.85              --                --            --      27.31%
         Highest contract charge 1.45% Class B         $ 102.46              --                --            --      26.09%
         All contract charges                                --              96          $  7,714            --      --

EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $  72.73              --                --            --      4.95%
         Highest contract charge 1.45% Class B         $ 104.44              --                --            --      3.94%
         All contract charges                                --             228          $ 18,074            --      --
  2006   Lowest contract charge 0.50% Class B          $  69.30              --                --            --      6.87%
         Highest contract charge 1.45% Class B         $ 100.48              --                --            --      5.85%
         All contract charges                                --             148          $ 11,178          0.20%     --
  2005   Lowest contract charge 0.50% Class B          $  64.85              --                --            --      4.58%
         Highest contract charge 1.45% Class B         $  94.93              --                --            --      3.59%
         All contract charges                                --              97          $  6,904          0.21%     --
  2004   Lowest contract charge 0.50% Class B          $  62.01              --                --            --      5.01%
         Highest contract charge 1.45% Class B         $  91.64              --                --            --      4.00%
         All contract charges                                --              69          $  4,814          0.57%     --
  2003   Lowest contract charge 0.50% Class B          $  59.05              --                --            --      23.33%
         Highest contract charge 1.45% Class B         $  88.12              --                --            --      22.16%
         All contract charges                                --              62          $  4,010          0.16%     --

EQ/Capital Guardian Research (m)
--------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 126.86              --                --            --      1.15%
         Highest contract charge 1.45% Class B         $ 130.80              --                --            --      0.18%
         All contract charges                                --           1,936          $256,826          1.21%     --
  2006   Lowest contract charge 0.50% Class B          $ 125.42              --                --            --      11.50%
         Highest contract charge 1.45% Class B         $ 130.57              --                --            --      10.43%
         All contract charges                                --           1,154          $152,378          0.55%     --
  2005   Lowest contract charge 0.50% Class B          $ 112.49              --                --            --      5.52%
         Highest contract charge 1.45% Class B         $ 118.23              --                --            --      4.52%
         All contract charges                                --           1,259          $150,283          0.54%     --
  2004   Lowest contract charge 0.50% Class B          $ 106.60              --                --            --      10.35%
         Highest contract charge 1.45% Class B         $ 113.12              --                --            --      9.30%
         All contract charges                                --           1,374          $156,747          0.62%     --

                                     FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                               Years Ended December 31,
                                               ------------------------
                                                       Units
                                                     Fair Value
                                                     ------------
EQ/Capital Guardian Research (m) (Continued)
--------------------------------------------
  2003   Lowest contract charge 0.50% Class B         $  96.60
         Highest contract charge 1.45% Class B        $ 103.50
         All contract charges                               --

EQ/Caywood-Scholl High Yield Bond
---------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (f)     $ 114.90
         Highest contract charge 1.45% Class B (f)    $ 112.00
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (f)     $ 112.32
         Highest contract charge 1.45% Class B (f)    $ 110.55
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (f)     $ 104.56
         Highest contract charge 1.45% Class B (f)    $ 103.90
         All contract charges                               --

EQ/Davis New York Venture
-------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (l)     $  97.46
         Highest contract charge 1.45% Class B (l)    $  96.87
         All contract charges                               --
  2006   Lowest contract charge 1.34% Class B (h)     $ 108.48
         Highest contract charge 1.35% Class B (h)    $ 108.47
         All contract charges                               --

EQ/Equity 500 Index
-------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class A (j)     $ 108.06
         Highest contract charge 1.45% Class A        $ 121.98
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class A (j)     $ 103.22
         Highest contract charge 1.45% Class A        $ 117.65
         All contract charges                               --
  2005   Lowest contract charge 0.90% Class A (c)     $ 197.59
         Highest contract charge 1.45% Class A        $ 103.47
         All contract charges                               --
  2004   Lowest contract charge 0.90% Class A (c)     $ 190.50
         Highest contract charge 1.45% Class A        $ 100.31
         All contract charges                               --
  2003   Lowest contract charge 0.90% Class A (c)     $ 173.95
         Highest contract charge 1.45% Class A        $  92.10
         All contract charges                               --

EQ/Equity 500 Index
-------------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B         $ 107.91
         Highest contract charge 1.30% Class B (j)    $ 106.74
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B         $ 103.33
         Highest contract charge 1.30% Class B (j)    $ 103.03
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B         $  90.23
         Highest contract charge 1.20% Class B        $ 103.49
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B         $  86.86
         Highest contract charge 1.20% Class B        $ 100.33
         All contract charges                               --



                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/Capital Guardian Research (m) (Continued)
--------------------------------------------
  2003              --                --            --      30.84%
                    --                --            --      29.58%
                 1,433          $149,248          0.43%         --

EQ/Caywood-Scholl High Yield Bond
---------------------------------
  2007              --                --            --      2.30%
                    --                --            --      1.31%
                   244          $ 27,417          7.89%        --
  2006              --                --            --      7.42%
                    --                --            --      6.40%
                   145          $ 16,051          8.15%        --
  2005              --                --            --      4.56%
                    --                --            --      3.90%
                    51          $  5,355         16.21%        --

EQ/Davis New York Venture
-------------------------
  2007              --                --            --    (2.54)%
                    --                --            --    (3.13)%
                    64          $  6,154          1.15%        --
  2006              --                --            --      8.48%
                    --                --            --      8.47%
                     3          $    331          0.96%        --

EQ/Equity 500 Index
-------------------
  2007              --                --            --      4.69%
                    --                --            --      3.68%
                 2,858          $914,617          1.54%        --
  2006              --                --            --      3.22%
                    --                --            --     13.71%
                 3,024          $934,535          1.75%        --
  2005              --                --            --      3.72%
                    --                --            --      3.15%
                 3,339          $909,007          1.53%        --
  2004              --                --            --      9.51%
                    --                --            --      8.91%
                 3,638          $957,647          1.66%        --
  2003              --                --            --     26.99%
                    --                --            --     26.29%
                 3,812          $921,012          1.53%        --

EQ/Equity 500 Index
-------------------
  2007              --                --            --      4.43%
                    --                --            --      3.60%
                   902          $106,809          1.54%        --
  2006              --                --            --     14.52%
                    --                --            --      3.03%
                   894          $102,360          1.75%        --
  2005              --                --            --      3.88%
                    --                --            --      3.15%
                   907          $ 91,189          1.53%        --
  2004              --                --            --      9.68%
                    --                --            --      8.91%
                   860          $ 83,780          1.66%        --

                                     FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                              Years Ended December 31,
                                              ------------------------
                                                       Units
                                                     Fair Value
                                                     ------------
EQ/Equity 500 Index (Continued)
-------------------------------
  2003   Lowest contract charge 0.50% Class B         $  79.19
         Highest contract charge 1.20% Class B        $  92.12
         All contract charges                               --

EQ/Evergreen International Bond
-------------------------------
         Unit Value 0.50% to 1.45%
  2007   Lowest contract charge 0.50% Class B (g)     $ 109.34
         Highest contract charge 1.45% Class B (g)    $ 107.01
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (g)     $ 100.53
         Highest contract charge 1.45% Class B (g)    $  99.34
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (g)     $  97.69
         Highest contract charge 1.45% Class B (g)    $  97.47
         All contract charges                               --

EQ/Evergreen Omega
------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B         $ 100.16
         Highest contract charge 1.45% Class B        $  95.65
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B         $  90.42
         Highest contract charge 1.45% Class B        $  87.18
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B         $  85.83
         Highest contract charge 1.45% Class B        $  83.56
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B         $  82.98
         Highest contract charge 1.45% Class B        $  81.56
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B         $  77.91
         Highest contract charge 1.45% Class B        $  77.31
         All contract charges                               --

EQ/FI Mid Cap
-------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B         $ 149.37
         Highest contract charge 1.45% Class B        $ 136.02
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B         $ 138.97
         Highest contract charge 1.45% Class B        $ 127.77
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B         $ 125.23
         Highest contract charge 1.45% Class B        $ 116.25
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B         $ 118.33
         Highest contract charge 1.45% Class B        $ 110.90
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B         $ 102.49
         Highest contract charge 1.45% Class B        $  96.98
         All contract charges                               --

EQ/Franklin Income
------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (h)     $ 106.18
         Highest contract charge 1.45% Class B (h)    $ 104.85
         All contract charges                               --




                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/Equity 500 Index (Continued)
-------------------------------
  2003              --                --            --      27.18%
                    --                --            --      26.30%
                   740          $ 66,130          1.53%         --

EQ/Evergreen International Bond
-------------------------------
  2007              --                --            --      8.76%
                    --                --            --      7.72%
                   213          $ 22,866          3.57%        --
  2006              --                --            --      2.90%
                    --                --            --      1.92%
                    77          $  7,685          0.47%        --
  2005              --                --            --    (2.31)%
                    --                --            --    (2.53)%
                     5          $    503            --         --

EQ/Evergreen Omega
------------------
  2007              --                --            --     10.77%
                    --                --            --      9.72%
                   295          $ 28,671            --         --
  2006              --                --            --      5.34%
                    --                --            --      4.34%
                   257          $ 22,739          2.11%        --
  2005              --                --            --      3.44%
                    --                --            --      2.46%
                   288          $ 24,388          0.04%        --
  2004              --                --            --      6.51%
                    --                --            --      5.49%
                   298          $ 24,676          0.35%        --
  2003              --                --            --     37.51%
                    --                --            --     36.21%
                   168          $ 12,964            --         --

EQ/FI Mid Cap
-------------
  2007              --                --            --      7.48%
                    --                --            --      6.46%
                 2,644          $364,141            --         --
  2006              --                --            --     10.97%
                    --                --            --      9.91%
                 2,461          $318,026          3.32%        --
  2005              --                --            --      5.83%
                    --                --            --      4.83%
                 2,266          $265,901          7.70%        --
  2004              --                --            --     15.45%
                    --                --            --     14.35%
                 1,999          $223,196          2.47%        --
  2003              --                --            --     42.89%
                    --                --            --     41.52%
                 1,577          $153,931            --         --

EQ/Franklin Income
------------------
  2007              --                --            --      1.55%
                    --                --            --      0.57%
                   825          $ 86,650          4.64%        --

                                     FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                            Years Ended December 31,
                                            -------------------------
                                                        Units
                                                     Fair Value
                                                     ------------
EQ/Franklin Income (Continued)
------------------------------
  2006   Lowest contract charge 0.50% Class B (h)      $ 104.56
         Highest contract charge 1.45% Class B (h)     $ 104.26
         All contract charges                                --

EQ/Franklin Small Cap Value
---------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (h)      $  98.64
         Highest contract charge 1.45% Class B (h)     $  97.41
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (h)      $ 108.50
         Highest contract charge 1.45% Class B (h)     $ 108.18
         All contract charges                                --

EQ/Franklin Templeton Founding Strategy
---------------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (k)      $  95.67
         Highest contract charge 1.45% Class B (k)     $  95.10
         All contract charges                                --

EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 121.36
         Highest contract charge 1.45% Class B         $ 118.30
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 117.94
         Highest contract charge 1.45% Class B         $ 116.08
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 105.64
         Highest contract charge 1.45% Class B         $ 104.97
         All contract charges                                --

EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (e)      $ 151.41
         Highest contract charge 1.45% Class B (e)     $ 146.80
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (e)      $ 139.23
         Highest contract charge 1.45% Class B (e)     $ 136.30
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (e)      $ 117.75
         Highest contract charge 1.45% Class B (e)     $ 116.38
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (e)      $ 113.44
         Highest contract charge 1.45% Class B (e)     $ 113.20
         All contract charges                                --

EQ/International Growth
-----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (f)      $ 167.16
         Highest contract charge 1.45% Class B (f)     $ 162.94
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (f)      $ 144.57
         Highest contract charge 1.45% Class B (f)     $ 142.29
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)      $ 115.64
         Highest contract charge 1.45% Class B (f)     $ 114.91
         All contract charges                                --




                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/Franklin Income (Continued)
------------------------------
  2006             --                 --            --      4.56%
                   --                 --            --      4.26%
                  122           $ 12,767          2.55%        --

EQ/Franklin Small Cap Value
---------------------------
  2007             --                 --            --    (9.09)%
                   --                 --            --    (9.96)%
                   66           $  6,402          0.57%        --
  2006             --                 --            --      8.50%
                   --                 --            --      8.18%
                   11           $  1,216          0.58%        --

EQ/Franklin Templeton Founding Strategy
---------------------------------------
  2007             --                 --            --    (4.33)%
                   --                 --            --    (4.90)%
                  292           $ 27,827          2.48%        --

EQ/GAMCO Mergers and Acquisitions
---------------------------------
  2007             --                 --            --      2.90%
                   --                 --            --      1.91%
                  108           $ 12,892          0.81%        --
  2006             --                 --            --     11.65%
                   --                 --            --     10.58%
                   65           $  7,591          6.42%        --
  2005             --                 --            --      5.64%
                   --                 --            --      4.97%
                   23           $  2,512          4.96%        --

EQ/GAMCO Small Company Value
----------------------------
  2007             --                 --            --      8.75%
                   --                 --            --      7.70%
                  866           $127,593          0.52%        --
  2006             --                 --            --     18.24%
                   --                 --            --     17.12%
                  484           $ 66,227          1.54%        --
  2005             --                 --            --      3.80%
                   --                 --            --      2.81%
                  341           $ 39,738          0.98%        --
  2004             --                 --            --     13.51%
                   --                 --            --     13.31%
                   47           $  5,219          0.43%        --

EQ/International Growth
-----------------------
  2007             --                 --            --     15.63%
                   --                 --            --     14.51%
                  227           $ 37,401          0.70%        --
  2006             --                 --            --     25.01%
                   --                 --            --     23.82%
                   88           $ 12,581          1.19%        --
  2005             --                 --            --     15.64%
                   --                 --            --     14.91%
                   19           $  2,170          1.92%        --

                                     FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                           Years Ended December 31,
                                           ------------------------
                                                        Units
                                                      Fair Value
                                                     ------------
EQ/JPMorgan Core Bond
---------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 124.31
         Highest contract charge 1.45% Class B         $ 117.27
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 121.18
         Highest contract charge 1.45% Class B         $ 115.42
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 117.03
         Highest contract charge 1.45% Class B         $ 112.55
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 115.07
         Highest contract charge 1.45% Class B         $ 111.72
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $ 111.09
         Highest contract charge 1.45% Class B         $ 108.90
         All contract charges                                --

EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 132.31
         Highest contract charge 1.45% Class B         $ 121.64
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 134.61
         Highest contract charge 1.45% Class B         $ 124.95
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 112.39
         Highest contract charge 1.45% Class B         $ 105.33
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 108.69
         Highest contract charge 1.45% Class B         $ 102.84
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $  98.51
         Highest contract charge 1.45% Class B         $  94.11
         All contract charges                                --

EQ/Legg Mason Value Equity
--------------------------
         Unit Value 0.50% to 1.45%
  2007   Lowest contract charge 0.50% Class B (g)      $ 106.08
         Highest contract charge 1.45% Class B (g)     $ 103.83
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (g)      $ 113.34
         Highest contract charge 1.45% Class B (g)     $ 112.00
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (g)      $ 106.62
         Highest contract charge 1.45% Class B (g)     $ 106.38
         All contract charges                                --

EQ/Long Term Bond
-----------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (g)      $ 108.86
         Highest contract charge 1.45% Class B (g)     $ 106.12
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (g)      $ 101.88
         Highest contract charge 1.45% Class B (g)     $ 100.27
         All contract charges                                --




                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/JPMorgan Core Bond
---------------------
  2007              --                --            --      2.58%
                    --                --            --      1.60%
                 1,164          $138,131          4.62%        --
  2006              --                --            --      3.54%
                    --                --            --      2.56%
                 1,009          $117,710          4.54%        --
  2005              --                --            --      1.70%
                    --                --            --      0.74%
                   891          $101,135          3.93%        --
  2004              --                --            --      3.58%
                    --                --            --      2.59%
                   627          $ 70,510          4.57%        --
  2003              --                --            --      2.85%
                    --                --            --      1.87%
                   468          $ 51,312          3.72%        --

EQ/JPMorgan Value Opportunities
-------------------------------
  2007              --                --            --    (1.71)%
                    --                --            --    (2.65)%
                   431          $ 64,820          1.36%        --
  2006              --                --            --     19.78%
                    --                --            --     18.64%
                   445          $ 68,748          4.40%        --
  2005              --                --            --      3.40%
                    --                --            --      2.42%
                   466          $ 60,726          1.51%        --
  2004              --                --            --     10.33%
                    --                --            --      9.27%
                   497          $ 63,509          1.28%        --
  2003              --                --            --     26.18%
                    --                --            --     24.98%
                   530          $ 61,883          1.35%        --

EQ/Legg Mason Value Equity
--------------------------
  2007              --                --            --    (6.41)%
                    --                --            --    (7.29)%
                   201          $ 20,937            --         --
  2006              --                --            --      6.30%
                    --                --            --      5.29%
                   168          $ 18,866          0.05%        --
  2005              --                --            --      6.62%
                    --                --            --      6.38%
                    20          $  2,150          0.14%        --

EQ/Long Term Bond
-----------------
  2007              --                --            --      6.85%
                    --                --            --      5.83%
                   223          $ 23,944          4.43%        --
  2006              --                --            --      1.31%
                    --                --            --      0.35%
                   176          $ 17,749          4.74%        --

                                     FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                             Years Ended December 31,
                                             ------------------------
                                                        Units
                                                     Fair Value
                                                     ------------
EQ/Long Term Bond (Continued)
-----------------------------
  2005   Lowest contract charge 0.50% Class B (g)      $ 100.56
         Highest contract charge 1.45% Class B (g)     $  99.92
         All contract charges                                --

EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (g)      $ 127.98
         Highest contract charge 1.45% Class B (g)     $ 124.75
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (g)      $ 124.31
         Highest contract charge 1.45% Class B (g)     $ 122.34
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (g)      $ 106.59
         Highest contract charge 1.45% Class B (g)     $ 105.91
         All contract charges                                --

EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.50% to 1.45%*

  2007   Lowest contract charge 0.50% Class B (g)      $ 131.15
         Highest contract charge 1.45% Class B (g)     $ 127.84
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (g)      $ 119.10
         Highest contract charge 1.45% Class B (g)     $ 117.21
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (g)      $ 106.21
         Highest contract charge 1.45% Class B (g)     $ 105.54
         All contract charges                                --

EQ/Lord Abbett Mid Cap Value
----------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (g)      $ 125.51
         Highest contract charge 1.45% Class B (g)     $ 122.34
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (g)      $ 125.42
         Highest contract charge 1.45% Class B (g)     $ 123.44
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (g)      $ 112.11
         Highest contract charge 1.45% Class B (g)     $ 111.40
         All contract charges                                --

EQ/Marsico Focus
----------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 182.16
         Highest contract charge 1.45% Class B         $ 171.57
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 160.53
         Highest contract charge 1.45% Class B         $ 152.66
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 147.58
         Highest contract charge 1.45% Class B         $ 141.69
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 133.98
         Highest contract charge 1.45% Class B         $ 129.87
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $ 121.84
         Highest contract charge 1.45% Class B         $ 119.25
         All contract charges                                --




                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/Long Term Bond (Continued)
-----------------------------
  2005              --                --            --      0.56%
                    --                --            --    (0.08)%
                   105          $ 10,485          5.11%        --

EQ/Lord Abbett Growth and Income
--------------------------------
  2007              --                --            --      2.95%
                    --                --            --      1.97%
                   130          $ 16,386          1.18%        --
  2006              --                --            --     16.63%
                    --                --            --     15.51%
                    95          $ 11,695          1.50%        --
  2005              --                --            --      6.59%
                    --                --            --      5.91%
                    16          $  1,731          1.68%        --

EQ/Lord Abbett Large Cap Core
-----------------------------
  2007              --                --            --     10.12%
                    --                --            --      9.07%
                    54          $  7,108          0.82%        --
  2006              --                --            --     12.13%
                    --                --            --     11.06%
                    35          $  4,131          1.24%        --
  2005              --                --            --      6.21%
                    --                --            --      8.09%
                    18          $  1,877          0.93%        --

EQ/Lord Abbett Mid Cap Value
----------------------------
  2007              --                --            --      0.07%
                    --                --            --    (0.89)%
                   231          $ 28,442          0.59%        --
  2006              --                --            --     11.87%
                    --                --            --     10.80%
                   140          $ 17,357          1.16%        --
  2005              --                --            --     12.11%
                    --                --            --     11.40%
                    94          $ 10,450          1.72%        --

EQ/Marsico Focus
----------------
  2007              --                --            --     13.47%
                    --                --            --     12.39%
                 2,374          $411,149          0.18%        --
  2006              --                --            --      8.78%
                    --                --            --      7.74%
                 2,089          $321,846          0.74%        --
  2005              --                --            --     10.15%
                    --                --            --      9.10%
                 1,655          $236,310            --         --
  2004              --                --            --      9.96%
                    --                --            --      8.91%
                 1,280          $167,297            --         --
  2003              --                --            --     30.48%
                    --                --            --     29.24%
                 1,027          $122,876            --         --

                                     FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                          Years Ended December 31,
                                          ------------------------
                                                        Units
                                                     Fair Value
                                                     ------------
EQ/Money Market
---------------
         Unit Value 0.50% to 1.49%*
  2007   Lowest contract charge 0.50% Class A (j)      $ 105.25
         Highest contract charge 1.49% Class A         $  36.61
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class A (j)      $ 100.76
         Highest contract charge 1.49% Class A         $  35.33
         All contract charges                                --
  2005   Lowest contract charge 0.74% Class A          $  43.38
         Highest contract charge 1.49% Class A         $  34.19
         All contract charges                                --
  2004   Lowest contract charge 0.74% Class A          $  42.43
         Highest contract charge 1.49% Class A         $  33.69
         All contract charges                                --
  2003   Lowest contract charge 0.74% Class A          $  42.25
         Highest contract charge 1.49% Class A         $  33.81
         All contract charges                                --

EQ/Money Market
---------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B          $ 116.77
         Highest contract charge 1.30% Class B (j)     $ 103.97
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 112.08
         Highest contract charge 1.30% Class B (j)     $ 100.60
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 107.81
         Highest contract charge 1.20% Class B         $ 113.12
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 105.58
         Highest contract charge 1.20% Class B         $ 111.56
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $ 105.29
         Highest contract charge 1.20% Class B         $ 112.05
         All contract charges                                --

EQ/Montag & Caldwell Growth
---------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (e)      $ 141.99
         Highest contract charge 1.45% Class B (e)     $ 137.67
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (e)      $ 118.12
         Highest contract charge 1.45% Class B (e)     $ 115.63
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (e)      $ 109.97
         Highest contract charge 1.45% Class B (e)     $ 108.69
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (e)      $ 104.85
         Highest contract charge 1.45% Class B (e)     $ 104.63
         All contract charges                                --

EQ/Mutual Shares
----------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (h)      $ 108.61
         Highest contract charge 1.45% Class B (h)     $ 107.25
         All contract charges                                --




                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/Money Market
---------------
  2007              --                --            --      4.46%
                    --                --            --      3.62%
                 3,066          $147,228          4.79%        --
  2006              --                --            --      0.76%
                    --                --            --      3.35%
                 2,357          $111,741          4.59%        --
  2005              --                --            --      2.25%
                    --                --            --      1.48%
                 1,710          $ 61,840          2.80%        --
  2004              --                --            --      0.41%
                    --                --            --    (0.36)%
                 1,808          $ 79,290          0.97%        --
  2003              --                --            --      0.20%
                    --                --            --    (0.56)%
                 2,080          $105,282          0.71%        --

EQ/Money Market
---------------
  2007              --                --            --      4.18%
                    --                --            --      3.35%
                   368          $ 44,041          4.79%        --
  2006              --                --            --      3.96%
                    --                --            --      0.60%
                   293          $ 33,856          4.59%        --
  2005              --                --            --      2.11%
                    --                --            --      1.40%
                   229          $ 47,898          2.80%        --
  2004              --                --            --      0.27%
                    --                --            --    (0.43)%
                   253          $ 36,399          0.97%        --
  2003              --                --            --      0.07%
                    --                --            --    (0.64)%
                   316          $ 34,814          0.71%        --

EQ/Montag & Caldwell Growth
---------------------------
  2007              --                --            --     20.21%
                    --                --            --     19.06%
                   106          $ 14,637          0.46%        --
  2006              --                --            --      7.41%
                    --                --            --      6.39%
                    32          $  3,686          0.21%        --
  2005              --                --            --      4.88%
                    --                --            --      3.88%
                    26          $  2,846          0.44%        --
  2004              --                --            --      7.93%
                    --                --            --      7.74%
                     2          $    224          0.27%        --

EQ/Mutual Shares
----------------
  2007              --                --            --      1.15%
                    --                --            --      0.17%
                   337          $ 36,145            --         --

                                     FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                Years Ended December 31,
                                                ------------------------
                                                        Units
                                                     Fair Value
                                                     ------------
EQ/Mutual Shares (Continued)
----------------------------
  2006   Lowest contract charge 0.50% Class B (h)      $ 107.38
         Highest contract charge 1.45% Class B (h)     $ 107.07
         All contract charges                                --

EQ/Oppenheimer Global
---------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (h)      $ 116.99
         Highest contract charge 1.45% Class B (h)     $ 115.53
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (h)      $ 111.23
         Highest contract charge 1.45% Class B (h)     $ 110.91
         All contract charges                                --

EQ/Oppenheimer Main Street Opportunity
--------------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (l)      $  95.69
         Highest contract charge 1.45% Class B (l)     $  95.12
         All contract charges                                --

EQ/Oppenheimer Main Street Small Cap
------------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (h)      $ 108.77
         Highest contract charge 1.45% Class B (h)     $ 107.40
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (h)      $ 111.28
         Highest contract charge 1.45% Class B (h)     $ 110.95
         All contract charges                                --

EQ/PIMCO Real Return
--------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (f)      $ 110.69
         Highest contract charge 1.45% Class B (f)     $ 107.90
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (f)      $  99.80
         Highest contract charge 1.45% Class B (f)     $  98.22
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)      $  99.91
         Highest contract charge 1.45% Class B (f)     $  99.28
         All contract charges                                --

EQ/Short Duration Bond
----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (f)      $ 108.78
         Highest contract charge 1.45% Class B (f)     $ 106.04
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (f)      $ 103.81
         Highest contract charge 1.45% Class B (f)     $ 102.17
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)      $ 100.36
         Highest contract charge 1.45% Class B (f)     $  99.72
         All contract charges                                --

EQ/Small Company Index
----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 165.93
         Highest contract charge 1.45% Class B         $ 156.54
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 169.88
         Highest contract charge 1.45% Class B         $ 161.81
         All contract charges                                --




                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/Mutual Shares (Continued)
----------------------------
  2006              --                --            --      7.38%
                    --                --            --      7.07%
                    44          $  4,705          0.43%        --
EQ/Oppenheimer Global
---------------------
  2007              --                --            --      5.18%
                    --                --            --      4.17%
                   114          $ 13,151          0.37%        --
  2006              --                --            --     11.23%
                    --                --            --     10.91%
                    21          $  2,340          0.05%        --

EQ/Oppenheimer Main Street Opportunity
--------------------------------------
  2007              --                --            --    (4.31)%
                    --                --            --    (4.88)%
                    16          $  1,547          0.75%        --

EQ/Oppenheimer Main Street Small Cap
------------------------------------
  2007              --                --            --    (2.26)%
                    --                --            --    (3.20)%
                    74          $  7,887            --         --
  2006              --                --            --     11.28%
                    --                --            --     10.95%
                    13          $  1,493          1.28%        --

EQ/PIMCO Real Return
--------------------
  2007              --                --            --     10.91%
                    --                --            --      9.86%
                   448          $ 48,682          3.10%        --
  2006              --                --            --    (0.11)%
                    --                --            --    (1.06)%
                   303          $ 29,905          4.95%        --
  2005              --                --            --    (0.09)%
                    --                --            --    (0.72)%
                   149          $ 14,808          5.53%        --

EQ/Short Duration Bond
----------------------
  2007              --                --            --      4.79%
                    --                --            --      3.79%
                   111          $ 11,897          4.93%        --
  2006              --                --            --      3.44%
                    --                --            --      2.46%
                    72          $  7,341          4.64%     0.36%
  2005              --                --            --     (0.28)%
                    --                --            --         --
                    22          $  2,204          2.87%        --

EQ/Small Company Index
----------------------
  2007              --                --            --    (2.33)%
                    --                --            --    (3.26)%
                 1,028          $162,622          1.40%        --
  2006              --                --            --     17.12%
                    --                --            --     16.01%
                   903          $147,411          1.37%        --

                                     FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                              Years Ended  December 31,
                                              --------------------------
                                                        Units
                                                     Fair Value
                                                     ------------
EQ/Small Company Index (Continued)
----------------------------------
  2005   Lowest contract charge 0.50% Class B          $ 145.04
         Highest contract charge 1.45% Class B         $ 139.49
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 139.82
         Highest contract charge 1.45% Class B         $ 135.75
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $ 119.41
         Highest contract charge 1.45% Class B         $ 117.06
         All contract charges                                --

EQ/T. Rowe Price Growth Stock (n)
---------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (e)      $ 117.48
         Highest contract charge 1.45% Class B (e)     $ 113.91
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (e)      $ 110.11
         Highest contract charge 1.45% Class B (e)     $ 107.80
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (e)      $ 115.29
         Highest contract charge 1.45% Class B (e)     $ 113.95
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (e)      $ 111.43
         Highest contract charge 1.45% Class B (e)     $ 111.19
         All contract charges                                --

EQ/Templeton Growth
-------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (g)      $ 109.56
         Highest contract charge 1.45% Class B (g)     $ 108.19
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (g)      $ 107.86
         Highest contract charge 1.45% Class B (g)     $ 107.54
         All contract charges                                --

EQ/UBS Growth and Income
------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (e)      $ 135.71
         Highest contract charge 1.45% Class B (e)     $ 131.58
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (e)      $ 134.82
         Highest contract charge 1.45% Class B (e)     $ 131.98
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (e)      $ 118.70
         Highest contract charge 1.45% Class B (e)     $ 117.32
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (e)      $ 109.44
         Highest contract charge 1.45% Class B (e)     $ 109.21
         All contract charges                                --

EQ/Van Kampen Comstock
----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (f)      $ 117.33
         Highest contract charge 1.45% Class B (f)     $ 114.37
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (f)      $ 120.95
         Highest contract charge 1.45% Class B (f)     $ 119.04
         All contract charges                                --




                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/Small Company Index (Continued)
----------------------------------
  2005             --                 --            --      3.73%
                   --                 --            --      2.75%
                  723           $101,473          1.21%        --
  2004             --                 --            --     17.08%
                   --                 --            --     15.97%
                  597           $ 81,729          2.73%        --
  2003             --                 --            --     45.13%
                   --                 --            --     43.76%
                  344           $ 40,364          0.42%        --

EQ/T. Rowe Price Growth Stock (n)
---------------------------------
  2007             --                 --            --      6.69%
                   --                 --            --      5.67%
                  750           $ 86,072          0.14%        --
  2006             --                 --            --    (4.49)%
                   --                 --            --    (5.40)%
                   80           $  8,636            --         --
  2005             --                 --            --      3.47%
                   --                 --            --      2.48%
                   70           $  7,961            --         --
  2004             --                 --            --     12.32%
                   --                 --            --     12.12%
                    9           $    969            --         --

EQ/Templeton Growth
-------------------
  2007             --                 --            --      1.58%
                   --                 --            --      0.60%
                  276           $ 29,896          0.67%        --
  2006             --                 --            --      7.86%
                   --                 --            --      7.54%
                   45           $  4,856          0.45%        --

EQ/UBS Growth and Income
------------------------
  2007             --                 --            --      0.66%
                   --                 --            --    (0.30)%
                  204           $ 27,120          0.92%        --
  2006             --                 --            --     13.58%
                   --                 --            --     12.50%
                  148           $ 19,665          0.98%        --
  2005             --                 --            --      8.46%
                   --                 --            --      7.43%
                   67           $  7,918          1.35%        --
  2004             --                 --            --     11.67%
                   --                 --            --     11.48%
                    1           $    220          2.62%        --

EQ/Van Kampen Comstock
----------------------
  2007             --                 --            --    (2.99)%
                   --                 --            --    (3.92)%
                  199           $ 22,805          1.69%        --
  2006             --                 --            --     15.33%
                   --                 --            --     14.23%
                  152           $ 18,187          3.08%        --

                                     FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                            Years Ended December 31,
                                            ------------------------
                                                        Units
                                                     Fair Value
                                                     ------------
EQ/Van Kampen Comstock (Continued)
----------------------------------
  2005   Lowest contract charge 0.50% Class B (f)      $ 104.88
         Highest contract charge 1.45% Class B (f)     $ 104.21
         All contract charges                                --

EQ/Van Kampen Emerging Markets Equity
-------------------------------------
         Unit Value 0.50% to 2.75%*
  2007   Lowest contract charge 0.50% Class B          $ 343.25
         Highest contract charge 1.45% Class B         $ 372.58
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 242.92
         Highest contract charge 1.45% Class B         $ 266.22
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 178.13
         Highest contract charge 1.45% Class B         $ 197.09
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 134.82
         Highest contract charge 1.45% Class B         $ 150.61
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $ 109.56
         Highest contract charge 1.45% Class B         $ 123.57
         All contract charges                                --

EQ/Van Kampen Mid Cap Growth
----------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (f)      $ 164.77
         Highest contract charge 1.45% Class B (f)     $ 160.61
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (f)      $ 135.28
         Highest contract charge 1.45% Class B (f)     $ 133.14
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)      $ 124.44
         Highest contract charge 1.45% Class B (f)     $ 123.65
         All contract charges                                --

EQ/Van Kampen Real Estate (p)
-----------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (r)      $  83.23
         Highest contract charge 1.45% Class B (r)     $  82.82
         All contract charges                                --

MarketPLUS International Core
-----------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 145.80
         Highest contract charge 1.45% Class B         $ 188.80
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 127.17
         Highest contract charge 1.45% Class B         $ 166.28
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 107.18
         Highest contract charge 1.45% Class B         $ 141.49
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $  91.97
         Highest contract charge 1.45% Class B         $ 122.57
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $  81.36
         Highest contract charge 1.45% Class B         $ 109.47
         All contract charges                                --




                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units         Net Assets     Investment         Total
          Outstanding (000s)     (000s)     Income Ratio**     Return***
         -------------------- ------------ ---------------- --------------
EQ/Van Kampen Comstock (Continued)
----------------------------------
  2005              --                --            --      4.88%
                    --                --            --      4.21%
                    64          $  6,674          2.03%        --

EQ/Van Kampen Emerging Markets Equity
-------------------------------------
  2007              --                --            --      41.30%
                    --                --            --      39.95%
                 2,232          $634,802            --          --
  2006              --                --            --      36.37%
                    --                --            --      35.07%
                 2,029          $410,513          0.43%         --
  2005              --                --            --      32.12%
                    --                --            --      30.86%
                 1,693          $250,448          0.59%         --
  2004              --                --            --      23.06%
                    --                --            --      21.88%
                 1,293          $146,341          0.68%         --
  2003              --                --            --      55.14%
                    --                --            --      53.67%
                 1,107          $101,661          0.84%         --

EQ/Van Kampen Mid Cap Growth
----------------------------
  2007              --                --            --      21.80%
                    --                --            --      20.63%
                   286          $ 45,962          0.34%         --
  2006              --                --            --       8.71%
                    --                --            --       7.68%
                   116          $ 15,516          0.47%         --
  2005              --                --            --      24.44%
                    --                --            --      23.65%
                    39          $  4,864            --          --

EQ/Van Kampen Real Estate (p)
-----------------------------
  2007              --                --            --    (16.77)%
                    --                --            --    (17.18)%
                 1,582          $131,033          0.76%         --

MarketPLUS International Core
-----------------------------
  2007              --                --            --      14.65%
                    --                --            --      13.54%
                   748          $117,043          0.41%         --
  2006              --                --            --      18.65%
                    --                --            --      17.52%
                   714          $ 98,514          1.40%         --
  2005              --                --            --      16.54%
                    --                --            --      15.43%
                   588          $ 69,010          1.61%         --
  2004              --                --            --      13.04%
                    --                --            --      11.97%
                   436          $ 44,312          1.74%         --
  2003              --                --            --      31.97%
                    --                --            --      30.70%
                   230          $ 20,780          1.64%         --

                                     FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           Years Ended December 31,
                                                -----------------------------------------------------------------------------
                                                     Units            Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
MarketPLUS Large Cap Core
-------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B      $ 106.78              --                --            --      3.37%
         Highest contract charge 1.45% Class B     $ 104.71              --                --            --      2.37%
         All contract charges                            --             146          $ 15,557          1.23%        --
  2006   Lowest contract charge 0.50% Class B      $ 103.30              --                --            --     12.38%
         Highest contract charge 1.45% Class B     $ 102.29              --                --            --     11.31%
         All contract charges                            --             158          $ 16,368          0.83%        --
  2005   Lowest contract charge 0.50% Class B      $  91.93              --                --            --      6.65%
         Highest contract charge 1.45% Class B     $  91.89              --                --            --      5.64%
         All contract charges                            --             181          $ 16,799          0.49%        --
  2004   Lowest contract charge 0.50% Class B      $  86.19              --                --            --     10.84%
         Highest contract charge 1.45% Class B     $  86.99              --                --            --      9.78%
         All contract charges                            --             196          $ 17,208          0.55%        --
  2003   Lowest contract charge 0.50% Class B      $  77.76              --                --            --     21.44%
         Highest contract charge 1.45% Class B     $  79.23              --                --            --     20.27%
         All contract charges                            --             217          $ 17,350          0.70%        --

MarketPLUS Large Cap Growth
---------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B      $  69.45              --                --            --     15.04%
         Highest contract charge 1.45% Class B     $ 109.53              --                --            --     13.94%
         All contract charges                            --           1,998          $323,002          0.34%        --
  2006   Lowest contract charge 0.50% Class B      $  60.37              --                --            --      7.24%
         Highest contract charge 1.45% Class B     $  96.13              --                --            --      6.22%
         All contract charges                            --           2,215          $314,252            --         --
  2005   Lowest contract charge 0.50% Class B      $  56.29              --                --            --      8.48%
         Highest contract charge 1.45% Class B     $  90.50              --                --            --      7.45%
         All contract charges                            --           2,567          $342,058            --         --
  2004   Lowest contract charge 0.50% Class B      $  51.89              --                --            --     12.06%
         Highest contract charge 1.45% Class B     $  84.23              --                --            --     10.99%
         All contract charges                            --           2,943          $364,786            --         --
  2003   Lowest contract charge 0.50% Class B      $  46.31              --                --            --     28.66%
         Highest contract charge 1.45% Class B     $  75.89              --                --            --     27.44%
         All contract charges                            --           3,251          $364,052            --         --

MarketPLUS Mid Cap Value
------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B      $ 179.75              --                --            --    (2.09)%
         Highest contract charge 1.45% Class B     $ 133.36              --                --            --    (3.03)%
         All contract charges                            --           2,763          $458,308          1.01%        --
  2006   Lowest contract charge 0.50% Class B      $ 183.59              --                --            --     11.92%
         Highest contract charge 1.45% Class B     $ 137.53              --                --            --     10.86%
         All contract charges                            --           2,889          $493,560          0.31%        --
  2005   Lowest contract charge 0.50% Class B      $ 164.04              --                --            --     10.77%
         Highest contract charge 1.45% Class B     $ 124.06              --                --            --      9.71%
         All contract charges                            --           2,900          $446,196          4.74%        --
  2004   Lowest contract charge 0.50% Class B      $ 148.09              --                --            --     17.26%
         Highest contract charge 1.45% Class B     $ 113.08              --                --            --     16.14%
         All contract charges                            --           2,707          $379,449          2.57%        --
  2003   Lowest contract charge 0.50% Class B      $ 126.30              --                --            --     32.60%
         Highest contract charge 1.45% Class B     $  97.37              --                --            --     31.33%
         All contract charges                            --           2,510          $303,154          0.40%        --

                                     FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**   Return***
                                                     ------------ -------------------- ------------ ---------------- ----------
Multimanager Aggressive Equity
------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class A (j)      $ 116.93              --                 --           --      11.11%
         Highest contract charge 1.45% Class A         $  86.41              --                 --           --      10.03%
         All contract charges                                --           8,900         $  867,396         0.10%         --
  2006   Lowest contract charge 0.50% Class A (j)      $ 105.24              --                 --           --       5.24%
         Highest contract charge 1.45% Class A         $  78.53              --                 --           --       3.85%
         All contract charges                                --          10,463         $  923,899         0.17%         --
  2005   Lowest contract charge 0.90% Class A (c)      $ 103.39              --                 --           --       7.50%
         Highest contract charge 1.45% Class A         $  75.62              --                 --           --       6.90%
         All contract charges                                --          12,174         $1,031,638           --          --
  2004   Lowest contract charge 0.90% Class A (c)      $  96.18              --                 --           --      11.37%
         Highest contract charge 1.45% Class A         $  70.74              --                 --           --      10.75%
         All contract charges                                --          13,893         $1,098,403           --          --
  2003   Lowest contract charge 0.90% Class A (c)      $  86.37              --                 --           --      36.83%
         Highest contract charge 1.45% Class A         $  63.87              --                 --           --      35.87%
         All contract charges                                --          15,363         $1,094,790           --          --

Multimanager Aggressive Equity
------------------------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B          $  88.52              --                 --           --      10.83%
         Highest contract charge 1.30% Class B (j)     $ 115.50              --                 --           --       9.95%
         All contract charges                                --             159         $   13,842         0.10%         --
  2006   Lowest contract charge 0.50% Class B          $  79.87              --                 --           --       4.59%
         Highest contract charge 1.30% Class B (j)     $ 105.05              --                 --           --       5.05%
         All contract charges                                --             190         $   14,885         0.17%         --
  2005   Lowest contract charge 0.50% Class B          $  76.37              --                 --           --       7.67%
         Highest contract charge 1.20% Class B         $  75.63              --                 --           --       6.91%
         All contract charges                                --             203         $   15,262           --          --
  2004   Lowest contract charge 0.50% Class B          $  70.93              --                 --           --      11.54%
         Highest contract charge 1.20% Class B         $  70.75              --                 --           --      10.75%
         All contract charges                                --             205         $   14,345           --          --
  2003   Lowest contract charge 0.50% Class B          $  63.60              --                 --           --      36.83%
         Highest contract charge 1.20% Class B         $  63.88              --                 --           --      35.88%
         All contract charges                                --             187         $   11,762           --          --

Multimanager Core Bond
----------------------
         Unit Value 1.25%*
  2007   1.25% Class A (s)                             $ 106.02              --                 --         4.09%      6.02%

Multimanager Core Bond
----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 126.94              --                 --           --       5.73%
         Highest contract charge 1.45% Class B         $ 119.83              --                 --           --       4.71%
         All contract charges                                --             594         $   72,099         4.09%         --
  2006   Lowest contract charge 0.50% Class B          $ 120.06              --                 --           --       3.25%
         Highest contract charge 1.45% Class B         $ 114.44              --                 --           --       2.27%
         All contract charges                                --             591         $   68,372         4.11%         --
  2005   Lowest contract charge 0.50% Class B          $ 116.28              --                 --           --       1.24%
         Highest contract charge 1.45% Class B         $ 111.90              --                 --           --       0.28%
         All contract charges                                --             605         $   68,268         3.47%         --
  2004   Lowest contract charge 0.50% Class B          $ 114.85              --                 --           --       3.37%
         Highest contract charge 1.45% Class B         $ 111.59              --                 --           --       2.38%
         All contract charges                                --             575         $   64,676         3.24%         --
  2003   Lowest contract charge 0.50% Class B          $ 111.11              --                 --           --       3.22%
         Highest contract charge 1.45% Class B         $ 109.00              --                 --           --       2.24%
         All contract charges                                --             504         $   55,167         3.30%         --

                                     FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**   Return***
                                                     ------------ -------------------- ------------ ---------------- ----------
Multimanager Health Care
------------------------
         Unit Value 1.25%*
  2007   1.25% Class A (s)                             $ 101.64             --           $     31            --      1.64%

Multimanager Health Care
------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 136.76             --                 --            --      8.42%
         Highest contract charge 1.45% Class B         $ 129.11             --                 --            --      7.38%
         All contract charges                                --            396           $ 51,597            --         --
  2006   Lowest contract charge 0.50% Class B          $ 126.14             --                 --            --      4.61%
         Highest contract charge 1.45% Class B         $ 120.24             --                 --            --      3.61%
         All contract charges                                --            387           $ 47,061          1.05%        --
  2005   Lowest contract charge 0.50% Class B          $ 120.59             --                 --            --      6.43%
         Highest contract charge 1.45% Class B         $ 116.05             --                 --            --      5.41%
         All contract charges                                --            361           $ 42,208          2.61%        --
  2004   Lowest contract charge 0.50% Class B          $ 113.31             --                 --            --     11.57%
         Highest contract charge 1.45% Class B         $ 110.09             --                 --            --     10.50%
         All contract charges                                --            318           $ 35,180          3.73%        --
  2003   Lowest contract charge 0.50% Class B          $ 101.56             --                 --            --     27.49%
         Highest contract charge 1.45% Class B         $  99.63             --                 --            --     26.13%
         All contract charges                                --            234           $ 23,369          1.20%        --

Multimanager High Yield
-----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class A (j)      $ 105.59             --                 --            --      2.88%
         Highest contract charge 1.45% Class A         $ 106.88             --                 --            --      1.90%
         All contract charges                                --            749           $136,313          7.58%        --
  2006   Lowest contract charge 0.50% Class A (j)      $ 102.63             --                 --            --      2.63%
         Highest contract charge 1.45% Class A         $ 104.89             --                 --            --      8.61%
         All contract charges                                --            767           $137,007          7.11%        --
  2005   Lowest contract charge 0.90% Class A (c)      $ 144.66             --                 --            --      2.39%
         Highest contract charge 1.45% Class A         $  96.58             --                 --            --      1.82%
         All contract charges                                --            799           $131,305          7.88%        --
  2004   Lowest contract charge 0.90% Class A (c)      $ 141.28             --                 --            --      7.96%
         Highest contract charge 1.45% Class A         $  94.85             --                 --            --      7.36%
         All contract charges                                --            827           $133,524          6.69%        --
  2003   Lowest contract charge 0.90% Class A (c)      $ 130.87             --                 --            --     21.77%
         Highest contract charge 1.45% Class A         $  88.34             --                 --            --     21.09%
         All contract charges                                --            837           $125,598          5.83%        --

Multimanager High Yield
-----------------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B          $ 138.16             --                 --            --      2.62%
         Highest contract charge 1.30% Class B (j)     $ 104.30             --                 --            --      1.81%
         All contract charges                                --            384           $ 44,436          7.58%        --
  2006   Lowest contract charge 0.50% Class B          $ 134.63             --                 --            --      9.38%
         Highest contract charge 1.30% Class B (j)     $ 102.45             --                 --            --      2.45%
         All contract charges                                --            379           $ 42,859          7.11%        --
  2005   Lowest contract charge 0.50% Class B          $ 123.08             --                 --            --      2.54%
         Highest contract charge 1.20% Class B         $  96.58             --                 --            --      1.83%
         All contract charges                                --            379           $ 39,438          7.88%        --
  2004   Lowest contract charge 0.50% Class B          $ 120.03             --                 --            --      8.13%
         Highest contract charge 1.20% Class B         $  94.85             --                 --            --      7.37%
         All contract charges                                --            319           $ 32,690          6.69%        --
  2003   Lowest contract charge 0.50% Class B          $ 111.01             --                 --            --     21.94%
         Highest contract charge 1.20% Class B         $  88.34             --                 --            --     21.08%
         All contract charges                                --            243           $ 23,248          5.83%        --

                                     FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                                           Years Ended December 31,

                                                 -----------------------------------------------------------------------------
                                                     Units            Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
Multimanager International Equity
---------------------------------
         Unit Value 1.25%*
  2007   1.25% Class A (s)                         $ 100.71             --           $      7          0.72%     0.71%

Multimanager International Equity
---------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B      $ 197.82             --                 --            --      11.87%
         Highest contract charge 1.45% Class B     $ 186.75             --                 --            --      10.79%
         All contract charges                            --            644           $121,692          0.72%         --
  2006   Lowest contract charge 0.50% Class B      $ 176.83             --                 --            --      24.69%
         Highest contract charge 1.45% Class B     $ 168.56             --                 --            --      23.50%
         All contract charges                            --            615           $104,906          2.18%         --
  2005   Lowest contract charge 0.50% Class B      $ 141.82             --                 --            --      14.87%
         Highest contract charge 1.45% Class B     $ 136.48             --                 --            --      13.77%
         All contract charges                            --            472           $ 65,031          4.04%         --
  2004   Lowest contract charge 0.50% Class B      $ 123.46             --                 --            --      17.32%
         Highest contract charge 1.45% Class B     $ 119.96             --                 --            --      16.20%
         All contract charges                            --            402           $ 48,558          2.20%         --
  2003   Lowest contract charge 0.50% Class B      $ 105.24             --                 --            --      33.65%
         Highest contract charge 1.45% Class B     $ 103.24             --                 --            --      32.39%
         All contract charges                            --            225           $ 23,340          0.68%         --

Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 1.25%*
  2007   1.25% Class A (s)                         $  95.23             --                 --          0.43%    (4.77)%

Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B      $ 134.47             --                 --            --       4.48%
         Highest contract charge 1.45% Class B     $ 126.94             --                 --            --       3.47%
         All contract charges                            --            173           $ 22,281          0.43%         --
  2006   Lowest contract charge 0.50% Class B      $ 128.70             --                 --            --      13.01%
         Highest contract charge 1.45% Class B     $ 122.68             --                 --            --      11.94%
         All contract charges                            --            162           $ 20,110          0.60%         --
  2005   Lowest contract charge 0.50% Class B      $ 113.89             --                 --            --       6.20%
         Highest contract charge 1.45% Class B     $ 109.60             --                 --            --       5.18%
         All contract charges                            --            175           $ 19,342          0.80%         --
  2004   Lowest contract charge 0.50% Class B      $ 107.24             --                 --            --       9.13%
         Highest contract charge 1.45% Class B     $ 104.20             --                 --            --       8.08%
         All contract charges                            --            178           $ 18,705          2.30%         --
  2003   Lowest contract charge 0.50% Class B      $  98.27             --                 --            --      27.49%
         Highest contract charge 1.45% Class B     $  96.40             --                 --            --      26.28%
         All contract charges                            --            168           $ 16,352          0.16%         --

Multimanager Large Cap Growth
-----------------------------
         Unit Value 1.25%*
  2007   1.25% Class A (s)                         $ 102.03             --                 --            --       2.03%

Multimanager Large Cap Growth
-----------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B      $ 111.34             --                 --            --      10.69%
         Highest contract charge 1.45% Class B     $ 105.11             --                 --            --       9.63%
         All contract charges                            --            386           $ 41,221            --          --
  2006   Lowest contract charge 0.50% Class B      $ 100.59             --                 --            --     (0.39)%
         Highest contract charge 1.45% Class B     $  95.88             --                 --            --     (1.34)%
         All contract charges                            --            383           $ 37,071            --          --
  2005   Lowest contract charge 0.50% Class B      $ 100.98             --                 --            --       6.95%
         Highest contract charge 1.45% Class B     $  97.18             --                 --            --       5.94%
         All contract charges                            --            388           $ 38,002            --          --

                                     FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Units            Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
Multimanager Large Cap Growth (Continued)
-----------------------------------------
  2004   Lowest contract charge 0.50% Class B     $  94.42              --                 --            --      6.13%
         Highest contract charge 1.45% Class B    $  91.74              --                 --            --      5.12%
         All contract charges                           --             379            $35,019            --         --
  2003   Lowest contract charge 0.50% Class B     $  88.96              --                 --            --     29.97%
         Highest contract charge 1.45% Class B    $  87.27              --                 --            --     28.74%
         All contract charges                           --             320            $28,129            --         --

Multimanager Large Cap Value
----------------------------
         Unit Value 1.25%*
  2007   1.25% Class A (s)                        $  94.15               1            $    55          1.12%   (5.85)%

Multimanager Large Cap Value
----------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B     $ 154.53              --                 --            --      3.12%
         Highest contract charge 1.45% Class B    $ 145.88              --                 --            --      2.13%
         All contract charges                           --             501             73,897          1.12%        --
  2006   Lowest contract charge 0.50% Class B     $ 149.85              --                 --            --     18.73%
         Highest contract charge 1.45% Class B    $ 142.84              --                 --            --     17.60%
         All contract charges                           --             457            $65,936          2.93%        --
  2005   Lowest contract charge 0.50% Class B     $ 126.22              --                 --            --      6.56%
         Highest contract charge 1.45% Class B    $ 121.47              --                 --            --      5.55%
         All contract charges                           --             371            $45,368          3.03%        --
  2004   Lowest contract charge 0.50% Class B     $ 118.45              --                 --            --     13.85%
         Highest contract charge 1.45% Class B    $ 115.08              --                 --            --     12.77%
         All contract charges                           --             295            $34,179          5.97%        --
  2003   Lowest contract charge 0.50% Class B     $ 104.03              --                 --            --     30.43%
         Highest contract charge 1.45% Class B    $ 102.05              --                 --            --     29.18%
         All contract charges                           --             235            $24,068          2.33%        --

Multimanager Mid Cap Growth
---------------------------
         Unit Value 1.25%*
  2007   1.25% Class A (s)                        $  98.14              --                 --            --    (1.86)%

Multimanager Mid Cap Growth
---------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B     $ 127.03              --                 --            --      11.34%
         Highest contract charge 1.45% Class B    $ 119.92              --                 --            --      10.27%
         All contract charges                           --             730            $88,998            --          --
  2006   Lowest contract charge 0.50% Class B     $ 114.09              --                 --            --       9.07%
         Highest contract charge 1.45% Class B    $ 108.75              --                 --            --       8.03%
         All contract charges                           --             753            $82,924          0.51%         --
  2005   Lowest contract charge 0.50% Class B     $ 104.60              --                 --            --       7.85%
         Highest contract charge 1.45% Class B    $ 100.66              --                 --            --       6.81%
         All contract charges                           --             768            $78,075          1.61%         --
  2004   Lowest contract charge 0.50% Class B     $  96.99              --                 --            --      11.17%
         Highest contract charge 1.45% Class B    $  94.24              --                 --            --      10.11%
         All contract charges                           --             753            $71,596          1.57%         --
  2003   Lowest contract charge 0.50% Class B     $  87.24              --                 --            --      39.52%
         Highest contract charge 1.45% Class B    $  85.59              --                 --            --      38.20%
         All contract charges                           --             592            $50,875          1.63%         --

Multimanager Mid Cap Value
--------------------------
         Unit Value 1.25%*
  2007   1.25% Class A (s)                        $  88.13              --                 --            --    (11.87)%

Multimanager Mid Cap Value
--------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B     $ 144.72              --                 --            --    ( 0.41)%
         Highest contract charge 1.45% Class B    $ 136.63              --                 --            --    ( 1.36)%
         All contract charges                           --             514            $71,135            --          --

                                     FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                              Years Ended December 31,
                                              ------------------------
                                                        Units
                                                     Fair Value
                                                     ------------
Multimanager Mid Cap Value (Continued)
--------------------------------------
  2006   Lowest contract charge 0.50% Class B          $ 145.32
         Highest contract charge 1.45% Class B         $ 138.52
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 127.30
         Highest contract charge 1.45% Class B         $ 122.51
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 119.18
         Highest contract charge 1.45% Class B         $ 115.80
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $ 103.99
         Highest contract charge 1.45% Class B         $ 102.01
         All contract charges                                --

Multimanager Small Cap Growth (o)
---------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (e)      $ 138.89
         Highest contract charge 1.45% Class B (e)     $ 134.67
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (e)      $ 134.64
         Highest contract charge 1.45% Class B (e)     $ 131.81
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (e)      $ 122.78
         Highest contract charge 1.45% Class B (e)     $ 121.35
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (e)      $ 114.80
         Highest contract charge 1.45% Class B (e)     $ 114.56
         All contract charges                                --

Multimanager Small Cap Value
----------------------------
         Unit Value 1.25%*
  2007   1.25% Class A (s)                             $  84.78

Multimanager Small Cap Value
----------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 187.01
         Highest contract charge 1.45% Class B         $ 143.86
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 208.48
         Highest contract charge 1.45% Class B         $ 161.93
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 180.45
         Highest contract charge 1.45% Class B         $ 141.51
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 173.24
         Highest contract charge 1.45% Class B         $ 137.16
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $ 148.68
         Highest contract charge 1.45% Class B         $ 118.84
         All contract charges                                --

Multimanager Technology (d)
---------------------------
         Unit Value 1.25%*
  2007   1.25% Class A                                 $ 103.56

Multimanager Technology (d)
---------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 130.12
         Highest contract charge 1.45% Class B         $ 122.84
         All contract charges                                --




                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units         Net Assets     Investment         Total
          Outstanding (000s)     (000s)     Income Ratio**     Return***
         -------------------- ------------ ---------------- --------------
Multimanager Mid Cap Value (Continued)
--------------------------------------
  2006              --                --            --      14.16%
                    --                --            --      13.07%
                   539          $ 75,665          1.69%         --
  2005              --                --            --       6.81%
                    --                --            --       5.79%
                   544          $ 67,218          6.80%         --
  2004              --                --            --      14.61%
                    --                --            --      13.52%
                   588          $ 68,546          3.78%         --
  2003              --                --            --      39.90%
                    --                --            --      38.56%
                   456          $ 46,680          0.35%         --

Multimanager Small Cap Growth (o)
---------------------------------
  2007              --                --            --       3.16%
                    --                --            --       2.17%
                   439          $ 59,581            --          --
  2006              --                --            --       9.66%
                    --                --            --       8.61%
                   297          $ 39,279          1.47%         --
  2005              --                --            --       6.95%
                    --                --            --       5.93%
                   121          $ 14,674          3.15%         --
  2004              --                --            --      14.09%
                    --                --            --      13.88%
                     4          $    471            --          --

Multimanager Small Cap Value
----------------------------
  2007              --                --          0.31%   (15.22)%

Multimanager Small Cap Value
----------------------------
  2007              --                --            --    (10.30)%
                    --                --            --    (11.16)%
                   957          $174,548          0.31%         --
  2006              --                --            --      15.53%
                    --                --            --      14.43%
                 1,040          $213,071          5.68%         --
  2005              --                --            --       4.16%
                    --                --            --       3.17%
                   973          $173,753          4.61%         --
  2004              --                --            --      16.52%
                    --                --            --      15.41%
                   834          $144,080          6.46%         --
  2003              --                --            --      36.69%
                    --                --            --      35.39%
                   563          $ 84,203          1.12%         --

Multimanager Technology (d)
---------------------------
  2007               1          $     82            --       3.56%

Multimanager Technology (d)
---------------------------
  2007              --                --            --      17.63%
                    --                --            --      16.50%
                 1,044          $129,627            --          --

                                     FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**   Return***
                                                     ------------ -------------------- ------------ ---------------- ----------
Multimanager Technology (d) (Continued)
---------------------------------------
  2006   Lowest contract charge 0.50% Class B          $ 110.62              --                --            --      6.76%
         Highest contract charge 1.45% Class B         $ 105.44              --                --            --      5.74%
         All contract charges                                --           1,063          $113,046            --         --
  2005   Lowest contract charge 0.50% Class B          $ 103.61              --                --            --     10.71%
         Highest contract charge 1.45% Class B         $  99.71              --                --            --      9.66%
         All contract charges                                --           1,135          $113,949            --         --
  2004   Lowest contract charge 0.50% Class B          $  93.59              --                --            --      4.46%
         Highest contract charge 1.45% Class B         $  90.93              --                --            --      3.47%
         All contract charges                                --           1,266          $115,943          1.03%        --
  2003   Lowest contract charge 0.50% Class B          $  89.59              --                --            --     56.84%
         Highest contract charge 1.45% Class B         $  87.89              --                --            --     55.36%
         All contract charges                                --             268          $ 23,642          4.48%        --

Target 2015 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (h)      $ 115.88              --                --            --      6.70%
         Highest contract charge 1.45% Class B (h)     $ 114.43              --                --            --      5.68%
         All contract charges                                --              67          $  7,845          5.13%        --
  2006   Lowest contract charge 0.50% Class B (h)      $ 108.60              --                --            --      8.60%
         Highest contract charge 1.45% Class B (h)     $ 108.28              --                --            --      8.28%
         All contract charges                                --              11          $  1,222         10.42%        --

Target 2025 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (h)      $ 117.04              --                --            --      6.83%
         Highest contract charge 1.45% Class B (h)     $ 115.57              --                --            --      5.80%
         All contract charges                                --              80          $  9,227          4.20%        --
  2006   Lowest contract charge 0.50% Class B (h)      $ 109.56              --                --            --      9.56%
         Highest contract charge 1.45% Class B (h)     $ 109.23              --                --            --      9.23%
         All contract charges                                --               9          $  1,035          8.37%        --

Target 2035 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (h)      $ 118.01              --                --            --      6.84%
         Highest contract charge 1.45% Class B (h)     $ 116.54              --                --            --      5.83%
         All contract charges                                --              40          $  4,736          4.13%        --
  2006   Lowest contract charge 0.50% Class B (h)      $ 110.45              --                --            --     10.45%
         Highest contract charge 1.45% Class B (h)     $ 110.12              --                --            --     10.12%
         All contract charges                                --               5          $    531          6.64%        --

Target 2045 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (h)      $ 119.32              --                --            --      7.26%
         Highest contract charge 1.45% Class B (h)     $ 117.82              --                --            --      6.23%
         All contract charges                                --              29          $  3,403          3.33%        --
  2006   Lowest contract charge 0.50% Class B (h)      $ 111.24              --                --            --     11.24%
         Highest contract charge 1.45% Class B (h)     $ 110.91              --                --            --     10.91%
         All contract charges                                --               3          $    380          7.39%        --

----------

(a) A substitution of EQ/AllianceBernstein International Index for EQ/International Equity occurred on May 2, 2003.

(b) Units were made available on October 20, 2003.

(c) Units were made available on June 20, 2003.

(d) A substitution of Multimanager Technology for EQ/Technology occurred on May 14, 2004.

(e) Units were made available for sale on October 25, 2004.

(f) Units were made available on May 9, 2005.

(g) Units were made available on October 17, 2005.

(h) Units were made available for sale on September 18, 2006.


                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Concluded)

December 31, 2007

7. Accumulation Unit Values (Continued)

(i) A substitution of EQ/AXA Rosenberg Long /Short Equity for Laudus Rosenberg VIT Long/Short Equity occurred on November 17, 2006.

(j) Units were made available on November 6, 2006.

(k) Units were made available for sale on May 29, 2007.

(l) Units were made available for sale on May 18, 2007.

(m) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.

(n) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.

(o) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.

(p) A substitution of EQ/Van Kampen Real Estate was made for U.S. Real Estate on August 17, 2007.

(q) A substitution of EQ/AllianceBernstein Value was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.

(r) Units were made available for sale on August 17, 2007.

(s) Units were made available for sale on July 15, 2007.

* Expenses as percentage of average net assets (0.50%, 0.70%, 0.74%, 0.90%, 0.95%, 1.20%, 1.30%, 1.34%, 1.35%, 1.40% and 1.45% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                    FSA-101

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits and the reports of other auditors, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries (the "Company") at December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the financial statements of AllianceBernstein L.P. and AllianceBernstein Holding L.P., subsidiaries of the Company, for the year ended December 31, 2005, whose statements reflect total revenues of thirty-six percent of the related consolidated total for the year ended December 31, 2005. Those statements were audited by other auditors whose reports thereon have been furnished to us, and our opinion expressed herein, insofar as it relates to the amounts included for AllianceBernstein L.P. and AllianceBernstein Holding L.P., is based solely on the reports of the other auditors. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, the Company changed its method of accounting for uncertainty in income taxes on January 1, 2007, share-based compensation on January 1, 2006 and for defined benefit pension and other postretirement plans on December 31, 2006.



PricewaterhouseCoopers LLP
New York, New York
March 12, 2008

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




The General Partner and Unitholders
AllianceBernstein L.P.:


We have audited the accompanying consolidated statements of income, changes in partners' capital and comprehensive income and cash flows for the year ended December 31, 2005 of AllianceBernstein L.P. and subsidiaries ("AllianceBernstein"), formerly Alliance Capital Management L.P. These consolidated financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of AllianceBernstein for the year ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP
New York, New York
February 24, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The General Partner and Unitholders
AllianceBernstein Holding L.P.:


We have audited the accompanying statements of income, changes in partners' capital and comprehensive income and cash flows for the year ended December 31, 2005 of AllianceBernstein Holding L.P. ("AllianceBernstein Holding"), formerly Alliance Capital Management Holding L.P. These financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of AllianceBernstein Holding for the year ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.




/s/ KPMG LLP
New York, New York
February 24, 2006

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006

                                                                                  2007            2006
                                                                              ------------    ------------
                                                                                     (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at estimated fair value ...........   $   27,159.5    $   29,031.1
   Mortgage loans on real estate ..........................................        3,730.6         3,240.7
   Equity real estate, held for the production of income ..................          381.7           396.9
   Policy loans ...........................................................        3,938.8         3,898.1
   Other equity investments ...............................................        1,820.3         1,562.1
   Trading securities .....................................................          573.3           465.1
   Other invested assets ..................................................        1,000.9           891.6
                                                                              ------------    ------------
     Total investments ....................................................       38,605.1        39,485.6
Cash and cash equivalents .................................................        1,173.2         1,122.2
Cash and securities segregated, at estimated fair value ...................        2,370.0         2,009.8
Broker-dealer related receivables .........................................        1,623.5         3,481.0
Deferred policy acquisition costs .........................................        9,019.3         8,316.5
Goodwill and other intangible assets, net .................................        3,724.6         3,738.6
Amounts due from reinsurers ...............................................        2,890.6         2,689.3
Loans to affiliates .......................................................          638.3           400.0
Other assets ..............................................................        3,341.8         3,241.5
Separate Accounts' assets .................................................       96,539.6        84,801.6
                                                                              ------------    ------------

TOTAL ASSETS ..............................................................   $  159,926.0    $  149,286.1
                                                                              ============    ============

LIABILITIES
Policyholders' account balances ...........................................   $   25,168.2    $   26,439.0
Future policy benefits and other policyholders liabilities ................       14,304.7        14,085.4
Broker-dealer related payables ............................................          595.1           950.3
Customers related payables ................................................        2,722.2         3,980.7
Amounts due to reinsurers .................................................        1,119.5         1,070.8
Short-term and long-term debt .............................................          982.0           783.0
Loans from affiliates .....................................................          325.0           325.0
Income taxes payable ......................................................        3,398.9         2,971.8
Other liabilities .........................................................        1,963.2         1,818.2
Separate Accounts' liabilities ............................................       96,539.6        84,801.6
Minority interest in equity of consolidated subsidiaries ..................        2,478.9         2,289.9
Minority interest subject to redemption rights ............................          142.7           288.0
                                                                              ------------    ------------
     Total liabilities ....................................................      149,740.0       139,803.7
                                                                              ------------    ------------

Commitments and contingent liabilities (Notes 2, 5, 9, 18 and 19)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
   issued and outstanding .................................................            2.5             2.5
Capital in excess of par value ............................................        5,265.4         5,139.6
Retained earnings .........................................................        5,186.0         4,507.6
Accumulated other comprehensive loss ......................................         (267.9)         (167.3)
                                                                              ------------    ------------
     Total shareholder's equity ...........................................       10,186.0         9,482.4
                                                                              ------------    ------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY ................................   $  159,926.0    $  149,286.1
                                                                              ============    ============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                                             2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

REVENUES
Universal life and investment-type product
  policy fee income ..................................................   $     2,741.7    $     2,252.7    $     1,889.3
Premiums .............................................................           804.9            817.8            881.7
Net investment income ................................................         2,695.0          2,389.2          2,481.8
Investment (losses) gains, net .......................................            (7.2)            46.9             55.4
Commissions, fees and other income ...................................         5,174.0          4,373.0          3,626.2
                                                                         --------------   --------------   --------------
      Total revenues .................................................        11,408.4          9,879.6          8,934.4
                                                                         --------------   --------------   --------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits ..............................................         1,998.5          1,960.5          1,859.8
Interest credited to policyholders' account balances .................         1,065.2          1,082.5          1,065.5
Compensation and benefits ............................................         2,453.2          2,090.4          1,802.9
Commissions ..........................................................         1,744.2          1,394.4          1,128.7
Distribution plan payments ...........................................           335.1            292.9            292.0
Amortization of deferred sales commissions ...........................            95.5            100.4            132.0
Interest expense .....................................................            72.0             70.4             76.3
Amortization of deferred policy acquisition costs ....................         1,099.2            689.3            601.3
Capitalization of deferred policy acquisition costs ..................        (1,719.3)        (1,363.4)        (1,199.4)
Rent expense .........................................................           224.3            204.1            165.2
Amortization of other intangible assets ..............................            23.2             23.6             23.5
Other operating costs and expenses ...................................         1,334.5          1,262.6            952.4
                                                                         --------------   --------------   --------------
      Total benefits and other deductions ............................         8,725.6          7,807.7          6,900.2
                                                                         --------------   --------------   --------------

Earnings from continuing operations before
  income taxes and minority interest .................................         2,682.8          2,071.9          2,034.2
Income taxes .........................................................          (759.8)          (424.5)          (515.8)
Minority interest in net income of consolidated subsidiaries.. .......          (686.3)          (599.9)          (466.9)
                                                                         --------------   --------------   --------------

Earnings from continuing operations ..................................         1,236.7          1,047.5          1,051.5
(Losses) earnings from discontinued operations,
   net of income taxes ...............................................            (5.9)            31.2             22.3
Gains (losses) on disposal of discontinued operations,
   net of income taxes ...............................................             2.8             (1.9)              --
                                                                         --------------   --------------   --------------
Net Earnings .........................................................   $     1,233.6    $     1,076.8    $     1,073.8
                                                                         ==============   ==============   ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                                                  2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)
SHAREHOLDER'S EQUITY
Common stock, at par value, beginning and end of year ................   $         2.5    $         2.5    $         2.5
                                                                         --------------   --------------   --------------

Capital in excess of par value, beginning of year ....................         5,139.6          4,976.3          4,890.9
Changes in capital in excess of par value ............................           125.8            163.3             85.4
                                                                         --------------   --------------   --------------
Capital in excess of par value, end of year ..........................         5,265.4          5,139.6          4,976.3
                                                                         --------------   --------------   --------------

Retained earnings, beginning of year .................................         4,507.6          4,030.8          3,457.0
Cumulative effect adjustment to adopt FIN 48 .........................            44.8               --               --
                                                                         --------------   --------------   --------------
Retained earnings, beginning of year as adjusted .....................         4,552.4          4,030.8          3,457.0
Net earnings .........................................................         1,233.6          1,076.8          1,073.8
Dividends on common stock ............................................          (600.0)          (600.0)          (500.0)
                                                                         --------------   --------------   --------------
Retained earnings, end of year .......................................         5,186.0          4,507.6          4,030.8
                                                                         --------------   --------------   --------------

Accumulated other comprehensive (loss) income,
   beginning of year .................................................          (167.3)           432.3            874.1
Other comprehensive loss .............................................          (100.6)          (150.1)          (441.8)
Adjustment to initially apply SFAS No.158, net of income taxes .......              --           (449.5)              --
                                                                         --------------   --------------   --------------
Accumulated other comprehensive (loss) income, end of year ...........          (267.9)          (167.3)           432.3
                                                                         --------------   --------------   --------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR ..............................   $    10,186.0    $     9,482.4    $     9,441.9
                                                                         ==============   ==============   ==============


                                                                                  2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

COMPREHENSIVE INCOME
Net earnings .........................................................   $     1,233.6    $     1,076.8    $     1,073.8
                                                                         --------------   --------------   --------------

Change in unrealized losses, net of
   reclassification adjustment .......................................          (178.6)          (150.1)          (441.8)
Defined benefit plans:
   Net gain arising during year ......................................            38.8               --               --
   Prior service cost arising during year ............................             1.7               --               --
   Less: reclassification adjustment for:
     Amortization of net losses included in net periodic cost ........            41.2               --               --
     Amortization of net prior service credit
       included in net periodic cost .................................            (3.6)              --               --
     Amortization of net transition asset ............................             (.1)              --               --
                                                                         --------------   --------------   --------------
     Other comprehensive income - defined benefit plans ..............            78.0               --               --
                                                                         --------------   --------------   --------------

Other comprehensive loss .............................................          (100.6)          (150.1)          (441.8)
                                                                         --------------   --------------   --------------

Comprehensive Income .................................................   $     1,133.0    $       926.7    $       632.0
                                                                         ==============   ==============   ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2007, 2005 AND 2005


                                                                             2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

Net earnings .........................................................   $     1,233.6    $     1,076.8    $     1,073.8
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances ...............         1,065.2          1,082.5          1,065.5
  Universal life and investment-type product
     policy fee income ...............................................        (2,741.7)        (2,252.7)        (1,889.3)
  Net change in broker-dealer and customer related
     receivables/payables ............................................            98.5            117.2           (347.4)
  Investment losses (gains), net .....................................             7.2            (46.9)           (55.4)
  Change in deferred policy acquisition costs ........................          (620.1)          (674.1)          (598.1)
  Change in future policy benefits ...................................            95.4             52.7             64.4
  Change in income taxes payable .....................................           532.9            425.9            340.5
  Change in accounts payable and accrued expenses ....................           102.6             85.5             23.7
  Change in segregated cash and securities, net ......................          (360.3)          (245.0)          (240.0)
  Minority interest in net income of consolidated subsidiaries .......           686.3            599.9            466.9
  Change in fair value of guaranteed minimum income
     benefit reinsurance contracts ...................................            (6.9)            14.8            (42.6)
  Amortization of deferred sales commissions .........................            95.5            100.4            132.0
  Other depreciation and amortization ................................           133.8            144.9            149.6
  Amortization of other intangible assets, net .......................            23.2             23.6             23.6
  (Gains) losses on disposal of discontinued operations ..............            (2.8)             1.9               --
  Other, net .........................................................            (5.0)           363.5           (134.6)
                                                                         --------------   --------------   --------------

Net cash provided by operating activities ............................           337.4            870.9             32.6
                                                                         --------------   --------------   --------------

Cash flows from investing activities:
  Maturities and repayments ..........................................         2,143.1          2,962.2          2,926.2
  Sales of investments ...............................................         2,356.5          1,536.9          2,432.9
  Purchases of investments ...........................................        (3,525.3)        (4,262.3)        (5,869.1)
  Change in short-term investments ...................................           107.0             65.6             13.8
  Decrease in loans to affiliates ....................................           400.0               --               --
  Increase in loans to affiliates ....................................          (650.0)              --               --
  Change in capitalized software, leasehold improvements
     and EDP equipment ...............................................          (205.0)          (146.1)          (101.2)
  Other, net .........................................................          (189.5)          (390.4)          (116.3)
                                                                         --------------   --------------   --------------

Net cash provided by (used in) investing activities ..................           436.8           (234.1)          (713.7)
                                                                         --------------   --------------   --------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
                                   (CONTINUED)

                                                                             2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits .........................................................   $     4,102.1    $     3,865.2    $     3,816.8
    Withdrawals from and transfers to Separate Accounts ..............        (3,831.7)        (3,569.1)        (2,779.1)
  Net change in short-term financings ................................           199.0            327.7               --
  Repayments of long-term debt .......................................              --           (400.0)          (400.0)
  Proceeds in loans from affiliates ..................................              --               --            325.0
  Shareholder dividends paid .........................................          (600.0)          (600.0)          (500.0)
  Other, net .........................................................          (592.6)          (206.5)          (417.3)
                                                                         --------------   --------------   --------------

Net cash (used in) provided by financing activities ..................          (723.2)          (582.7)            45.4
                                                                         --------------   --------------   --------------

Change in cash and cash equivalents ..................................            51.0             54.1           (635.7)
Cash and cash equivalents, beginning of year .........................         1,122.2          1,068.1          1,703.8
                                                                         --------------   --------------   --------------

Cash and Cash Equivalents, End of Year ...............................   $     1,173.2    $     1,122.2    $     1,068.1
                                                                         ==============   ==============   ==============

Supplemental cash flow information:
  Interest Paid ......................................................   $        52.6    $        59.9    $        74.5
                                                                         ==============   ==============   ==============
  Income Taxes Paid (Refunded) .......................................   $       178.1    $       (40.8)   $       146.5
                                                                         ==============   ==============   ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

        The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        Insurance
        ---------

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Company's insurance business is conducted principally by AXA Equitable and its wholly owned life insurance subsidiary, AXA Life and Annuity Company ("AXA Life"), formerly The Equitable of Colorado.

        Investment Management
        ---------------------

        The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership, and its subsidiaries ("AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional investment services, including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, by means of separately managed accounts, sub-advisory relationships, structured products, group trusts, mutual funds and other investment vehicles, (b) retail, servicing individual investors, primarily by means of retail mutual funds, sub-advisory relationships in respect of mutual funds sponsored by third parties, separately managed account programs that are sponsored by various financial intermediaries worldwide, and other investment vehicles, (c) private clients, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations and other entities, by means of separately managed accounts, hedge funds, mutual funds, and other investment vehicles, and (d) institutional research by means of in-depth independent, fundamental research, portfolio strategy and brokerage-related services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formally known as Sanford C. Bernstein, Inc. ("Bernstein"), Sanford C. Bernstein & Co. LLC ("SCB LLC"), Sanford C. Bernstein Limited ("SCBL") and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located.

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc (the "Bernstein Acquisition"). Following a two-year lockout period that ended October 2002, the former Bernstein shareholders were permitted to exercise the right to sell private units in AllianceBernstein L.P. (the "AllianceBernstein Units") that were acquired in the Bernstein Acquisition to AXA Financial (the "AB Put"). On February 23, 2007, AXA Financial purchased a tranche of
        8.16 million AllianceBernstein Units pursuant to an exercise of the AB Put at a purchase price of approximately $745.7 million and recorded additional goodwill of $392.8 million and other intangible assets of $209.5 million. After this purchase, AXA Financial Group's beneficial ownership in AllianceBernstein increased by approximately 3.0% to 63.3%. Through December 31, 2007, the Company acquired 32.7 million AllianceBernstein Units pursuant to the AB Put at the aggregate market price of $1,631.1 million and recorded additional goodwill of $733.8 million and other intangible assets of $251.7 million. At December 31, 2007 and 2006, the Company's consolidated economic interest in AllianceBernstein was 45.5% and 45.6%, respectively. At December 31, 2007 and 2006, AXA Financial Group's beneficial ownership in AllianceBernstein was approximately 63.2% and 60.3%, respectively. Minority interest subject to redemption rights on the consolidated balance sheets represents the remaining private AllianceBernstein Units still held by former Bernstein shareholders. These 8.16 million private AllianceBernstein Units outstanding at December 31, 2007 may be sold to AXA Financial pursuant to the AB Put at the prevailing market price through October 2, 2009.


2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        At December 31, 2007 and 2006, respectively, the Insurance Group's General Account held $5.7 million and $5.8 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") 46(R), "Consolidation of Variable Interest Entities - Revised". At December 31, 2007 and 2006, respectively, as reported in the consolidated balance sheet, these investments included $4.7 million and $4.7 million of fixed maturities (collateralized debt and loan obligations) and $1.0 million and $1.1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2007 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein has reviewed its investment management agreements and its investments in and other financial arrangements with certain entities that hold client assets under management to determine the entities that AllianceBernstein is required to consolidate under FIN 46(R). These include certain mutual fund products, hedge funds, structured products, group trusts and limited partnerships.

        AllianceBernstein derived no direct benefit from client assets under management of these entities other than investment management fees and cannot utilize those assets in its operations.

        AllianceBernstein has significant variable interests in certain other VIEs with approximately $180.3 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments in and prospective investment management fees earned in these entities.

        All significant intercompany transactions and balances have been eliminated in consolidation. The years "2007," "2006" and "2005" refer to the years ended December 31, 2007, 2006 and 2005, respectively.

        Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

        Accounting Changes
        ------------------

        Effective January 1, 2007, and as more fully described in Note 15 to the Consolidated Financial Statements, the Company adopted FIN 48, "Accounting for Uncertainty in Income Taxes," an interpretation that clarifies the recognition criteria and measurement of the economic benefits associated with tax positions taken or expected to be taken in a tax return. Under FIN 48, a tax benefit is recognized only if it is "more likely than not" to be sustained based on the technical merits of the position, assuming examination by the taxing authority, and is required to be measured at the largest amount of tax benefit that is more than 50% likely of being realized upon ultimate settlement, taking into consideration the amounts and probabilities of potential settlement outcomes. FIN 48 also addresses subsequent derecognition of tax positions, changes in the measurement of recognized tax positions, accrual and classification of interest and penalties, and accounting in interim periods. In addition, annual disclosures with respect to income taxes have been expanded by FIN 48 and require the inclusion of a tabular reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the reporting period. As a result of adopting FIN 48, the Company recognized a $44.8 million cumulative-effect adjustment that increased January 1, 2007 retained earnings reflecting a decrease in the amount of unrecognized tax benefits.

        On January 1, 2007, the Company adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC") and other related balances must be written off. The adoption of SOP 05-1 did not have a material impact on the Company's consolidated results of operations or financial position.

        On December 31, 2006, the Company implemented Statement of Financial Accounting Standards ("SFAS") No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," requiring employers to recognize the over or under funded status of such benefit plans as an asset or liability in the balance sheet for reporting periods ending after December 15, 2006 and to recognize subsequent changes in that funded status as a component of other comprehensive income. The funded status of a plan is measured as the difference between plan assets at fair value and the projected benefit obligation for pension plans or the benefit obligation for any other postretirement plan. SFAS No. 158 did not change the determination of net periodic benefit cost or its presentation in the statement of earnings. However, its requirements represent a significant change to previous accounting guidance that generally delayed recognition of certain changes in plan assets and benefit obligations in the balance sheet and only required disclosure of the complete funded status of the plans in the notes to the financial statements.

        As required by SFAS No. 158, the $449.5 million impact of initial adoption, net of income tax and minority interest, was reported as an adjustment to the December 31, 2006 balance of accumulated other comprehensive income in the accompanying consolidated financial statements. The consequent recognition of the funded status of its defined benefit pension and other postretirement plans at December 31, 2006 reduced total assets by approximately $684.2 million, due to the reduction of prepaid pension cost, and decreased total liabilities by approximately $234.7 million. The change in liabilities resulted from the $242.7 million decrease in income taxes payable partially offset by an increase of $12.0 million in benefit plan liabilities. See Note 12 of Notes to Consolidated Financial Statements for further information.

        SFAS No. 158 imposes an additional requirement, effective for fiscal years ending after December 15, 2008, to measure plan assets and benefit obligations as of the date of the employer's year-end balance sheet, thereby eliminating the option to elect an earlier measurement date alternative of not more than three months prior to that date, if used consistently each year. This provision of SFAS No. 158 will have no impact on the Company as it already uses a December 31 measurement date for all of its plan assets and benefits obligations.

        On January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment". To effect its adoption, the Company elected the "modified prospective method" of transition. Under this method, prior-period results were not restated. Prior to the adoption of SFAS No. 123(R), The Company had elected to continue to account for stock-based compensation in accordance with Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and, as a result, the recognition of stock-based compensation expense generally was limited to amounts attributed to awards of restricted shares and various cash-settled programs such as stock appreciation rights. SFAS No. 123(R) requires the cost of all share-based payments to employees to be recognized in the financial statements based on their fair values, resulting in compensation expense for certain types of the Company's equity-classified award programs for which no cost previously would have been charged to net earnings under APB No. 25, most notably for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans prior to January 1, 2006. As a result of adopting SFAS No. 123(R) on January 1, 2006, consolidated earnings from continuing operations before income taxes and minority interest were $63.1 million and $46.9 million lower and consolidated net earnings were $36.7 million and $29.9 million lower for 2007 and 2006, respectively, than if these plans had continued to be accounted for under APB No. 25.

        Under the modified prospective method, the Company applied the measurement, recognition, and attribution requirements of SFAS No. 123(R) to stock-based compensation awards granted, modified, repurchased or cancelled on or after January 1, 2006. In addition, beginning in first quarter 2006, costs associated with unvested portions of outstanding employee stock option awards at January 1, 2006 that prior to adoption of SFAS No. 123(R) would have been reflected by the Company only in pro forma disclosures, were recognized in the consolidated statement of earnings over the awards' remaining future service-vesting periods. Liability-classified awards outstanding at January 1, 2006, such as performance units and stock appreciation rights, were remeasured to fair value. The remeasurement resulted in no adjustment to their intrinsic value basis, including the cumulative effect of differences between actual and expected forfeitures, primarily due to the de minimis time remaining to expected settlement of these awards.

        Effective with its adoption of SFAS No. 123(R), the Company elected the "short-cut" transition alternative for approximating the historical pool of windfall tax benefits available in shareholder's equity at January 1, 2006 as provided by the FASB in FASB Staff Position ("FSP") No. 123(R)-3, "Transition Election Related to Accounting For the Tax Effects of Share-Based Payment Awards". This historical pool represents the cumulative tax benefits of tax deductions for employee share-based payments in excess of compensation costs recognized under GAAP, either in the financial statements or in the pro forma disclosures. In the event that a shortfall of tax benefits occurs during a reporting period (i.e. tax deductions are less than the related cumulative compensation expense), the historical pool will be reduced by the amount of the shortfall. If the shortfall exceeds the amount of the historical pool, there will be a negative impact on the results of operations. In 2007 and 2006, additional windfall tax benefits resulted from employee exercises of stock option awards.

        On January 1, 2006, the Company adopted the provisions of SFAS No. 154, "Accounting Changes and Error Corrections," a replacement of APB No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. The adoption of SFAS No. 154 did not have an impact on the Company's results of operations or financial position.

        New Accounting Pronouncements
        -----------------------------

        On December 4, 2007, the FASB issued SFAS No. 141(R), "Business Combinations (revised 2007)". While retaining SFAS No. 141, "Business Combinations," requirement to use purchase accounting for all business combinations, SFAS No. 141(R)'s new rules include the following:
          o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control even if it has not acquired 100% of the target company,

        o Contingent considerations will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred, and
        o The requirements in SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities," must be met at the acquisition date in order to accrue for a restructuring plan.
        SFAS No. 141(R) is to be applied prospectively to acquisitions that occur in fiscal years beginning on or after December 15, 2008; early adoption is prohibited.

        Also on December 4, 2007, the FASB issued SFAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB No. 51". SFAS No. 160 will:
        o Recharacterize minority interests, currently classified within liabilities, as noncontrolling interests to be reported as a component of consolidated equity on the balance sheet,
        o Include total income in net income, with separate disclosure on the face of the consolidated income statement of the attribution of income between controlling and noncontrolling interests, and
        o Account for increases and decreases in noncontrolling interests as equity transactions with any difference between proceeds of a purchase or issuance of noncontrolling interests being accounted for as a change to the controlling entity's equity instead of as current period gains/losses in the consolidated income statement. Only when the controlling entity loses control and deconsolidates a subsidiary will a gain or loss be recognized.
        SFAS No. 160 is also effective prospectively for fiscal years beginning on or after December 15, 2008 except for its specific transition provisions for retroactive adoption of the balance sheet and income statement presentation and disclosure requirements for existing minority interests. Management currently is assessing the impacts of adoption, including adjustments that will be required in the consolidated financial statements to conform the presentations of minority interest in the equity and net income of AllianceBernstein and the recognition of changes in the Company's ownership interest.

        In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities Including an amendment of FASB Statement No. 115". This statement permits entities to choose to measure many financial instruments and certain other items at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. This statement is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. Management has elected not to adopt the fair value option as permitted by SFAS No. 159.

        In June 2007, the AICPA issued SOP 07-1 "Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies". The SOP provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The SOP addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity. SOP 07-1 was to have been effective for fiscal years beginning after December 15, 2007. On February 12, 2008, the FASB issued FSP SOP 07-1-1 that indefinitely delays the effective date of SOP 07-1. The delay is intended to allow the Board time to consider a number of significant issues relating to the implementation of SOP 07-1.

        On September 15, 2006, the FASB issued SFAS No. 157, "Fair Value Measurements". SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The effect of adopting SFAS No. 157 due to the expected remeasurement of the fair value of the Guaranteed Minimum Income Benefit ("GMIB") reinsurance asset on January 1, 2008 is expected to result in a one-time net increase in the range of $50-100 million in 2008 net earnings.

       On February 12, 2008, the FASB issued FSP SFAS No. 157-2 that defers the effective date of SFAS No. 157 for one year for all non-financial assets and non-financial liabilities (including goodwill and other intangible assets) except for those items that are recognized or disclosed at fair value in the financial statements on a recurring basis (at least annually). This deferral will delay until 2009 the application of SFAS No. 157 to the Company's annual impairment testing of goodwill and other intangible assets.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. The redeemable preferred stock investments reported in fixed maturities include real estate investment trusts ("REIT") perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment (losses) gains, net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under FIN 46(R) are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

        Trading securities, which include equity securities and fixed maturities, are carried at estimated fair value.

        Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees under which the Company or certain subsidiaries of the Company are named as beneficiaries under the policies. COLI is carried at the cash surrender value of the policies. At December 31, 2007 and 2006, the carrying value of COLI was $770.7 million and $701.6 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

        Short-term investments are stated at amortized cost, which approximates fair value, and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Derivatives
        -----------

        The Company primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce its exposure to interest rate fluctuations on its long-term debt obligations. Various derivative instruments are used to achieve these objectives, including interest rate floors, futures and interest rate swaps. None of the derivatives were designated as qualifying hedges under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities".

        The Insurance Group issues certain variable annuity products with Guaranteed Minimum Death Benefit ("GMDB") and GMIB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. The Company currently utilizes a combination of futures contracts and interest rate swap and floor contracts to hedge such risks. However, for both GMDB and GMIB, the Company retains basis risk and risk associated with actual versus expected assumptions for mortality, lapse and election rate. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. In addition, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. Reinsurance contracts covering GMIB exposure are considered derivatives under SFAS No. 133, and, therefore, are required to be reported in the balance sheet at their fair value. GMIB reinsurance fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates. See Note 8 of Notes to Consolidated Financial Statements.

        Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, credited interest rates and dividends would be adjusted prospectively subject to competitive pressures. In addition, policies are subject to minimum rate guarantees. To hedge exposure to lower interest rates for these and other reasons, the Company may use interest rate floors.

        The Company is exposed to equity market fluctuations through investments in Separate Accounts. The Company may enter into exchange traded equity futures contracts to minimize such risk.

        The Company is exposed to counterparty risk attributable to hedging transactions entered into with counterparties. Exposure to credit risk is controlled with respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated A+ or better by Moody's and Standard and Poor's rating agencies.

        All derivatives outstanding at December 31, 2007 and 2006 are recognized on the balance sheet at their fair values and all outstanding equity-based and treasury futures contracts were exchange-traded and are net settled daily. All gains and losses on derivative financial instruments other than the GMIB reinsurance contracts are reported in Net investment income.

        Net Investment Income, Investment (Losses) Gains, Net and Unrealized
        --------------------------------------------------------------------
        Investment Gains (Losses)
        -------------------------

        Net investment income and realized investment gains (losses), net (together, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment (losses) gains, net.

        Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to certain pension operations principally consisting of group non-participating wind-up annuity products ("Wind-up Annuities"), Closed Block policyholders dividend obligation and DAC related to universal life and investment-type products and participating traditional life contracts.

        Fair Value of Other Financial Instruments
        -----------------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2007 and 2006.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        DAC
        ---

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.7% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% ((2.3%) net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2007, current projections of future average gross market returns assume a 1.8% return for 2008, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9.0% after 6 quarters.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2007, the average rate of assumed investment yields, excluding policy loans, was 6.5% grading to 6.25% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Contractholder Bonus Interest Credits
        -------------------------------------

        Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with a GMDB feature, guaranteed minimum accumulation benefits ("GMAB") and guaranteed minimum withdrawal benefits for life ("WBL"). AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.0% to 10.9% for life insurance liabilities and from 2.35% to 8.7% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2007, participating policies, including those in the Closed Block, represent approximately 3.8% ($28.43 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2007, 2006 and 2005, investment results of such Separate Accounts were gains of $10,028.6 million, $5,689.1 million and $3,409.5 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        The Company reports the General Account's interests in Separate Accounts as Trading securities in the consolidated balance sheets.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC, for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of each measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which the deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the one-year, three-year and five-year periods ended December 31, 2007. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Goodwill and Other Intangible Assets
        ------------------------------------

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. Goodwill is tested annually for impairment.

        Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein units include values assigned to contracts of businesses acquired. These intangible assets continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Other Accounting Policies
        -------------------------

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Discontinued operations include real estate held-for-sale.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:
        o Management having the authority to approve the action commits the organization to a plan to sell the property.
        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2007 were not significant.


3)     INVESTMENTS

        Fixed Maturities and Equity Securities
        --------------------------------------

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                 GROSS           GROSS
                                                AMORTIZED      UNREALIZED      UNREALIZED       ESTIMATED
                                                  COST           GAINS           LOSSES        FAIR VALUE
                                              -------------   -------------   -------------   -------------
                                                                       (IN MILLIONS)

        DECEMBER 31, 2007
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate .....................   $    22,340.2   $       623.7   $       539.6   $    22,424.3
            Mortgage-backed ...............         1,215.4             3.9            15.9         1,203.4
            U.S. Treasury, government
              and agency securities .......         1,320.6            63.2             1.1         1,382.7
            States and political
              subdivisions ................           169.8            16.7              .6           185.9
            Foreign governments ...........           237.0            41.9              --           278.9
            Redeemable preferred stock ....         1,730.7            51.3            97.7         1,684.3
                                              -------------   -------------   -------------   -------------
              Total Available for Sale ....   $    27,013.7   $       800.7   $       654.9   $    27,159.5
                                              =============   =============   =============   =============

        Equity Securities:
          Available for sale ..............   $        25.1   $          .8   $          .1   $        25.8
          Trading securities ..............           482.2             8.7            23.8           467.1
                                              -------------   -------------   -------------   -------------
        Total Equity Securities ...........   $       507.3   $         9.5   $        23.9   $       492.9
                                              =============   =============   =============   =============

        December 31, 2006
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate .....................   $    23,023.3   $       690.4   $       264.5   $    23,449.2
            Mortgage-backed ...............         1,931.1             2.7            38.3         1,895.5
            U.S. Treasury, government
              and agency securities .......         1,284.3            29.9            10.4         1,303.8
            States and political
              subdivisions ................           170.2            17.3              .9           186.6
            Foreign governments ...........           219.2            38.1              .3           257.0
            Redeemable preferred stock ....         1,879.8            78.8            19.6         1,939.0
                                              -------------   -------------   -------------   -------------
              Total Available for Sale ....   $    28,507.9   $       857.2   $       334.0   $    29,031.1
                                              =============   =============   =============   =============

        Equity Securities:
          Available for sale ..............   $        95.7   $         2.2   $          .9   $        97.0
          Trading securities ..............           408.0            35.4             9.9           433.5
                                              -------------   -------------   -------------   -------------
        Total Equity Securities ...........   $       503.7   $        37.6   $        10.8   $       530.5
                                              =============   =============   =============   =============

        At December 31, 2007 and 2006 respectively, the Company had trading fixed maturities with an amortized cost of $105.3 million and $30.5 million and carrying value of $106.2 million and $31.6 million. Gross unrealized gains on trading fixed maturities were $0.1 million and $0.5 million for 2007 and 2006, respectively.

        The Company determines the fair value of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

        The contractual maturity of bonds at December 31, 2007 is shown below:

                                                                                          AVAILABLE FOR SALE
                                                                                      ---------------------------
                                                                                       AMORTIZED      ESTIMATED
                                                                                          COST        FAIR VALUE
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        Due in one year or less ...................................................   $      783.5   $      789.8
        Due in years two through five .............................................        7,393.4        7,668.3
        Due in years six through ten ..............................................        8,928.7        8,855.0
        Due after ten years .......................................................        6,962.0        6,958.7
                                                                                      ------------   ------------
            Subtotal ..............................................................       24,067.6       24,271.8
        Mortgage-backed securities ................................................        1,215.4        1,203.4
                                                                                      ------------   ------------
        Total .....................................................................   $   25,283.0   $   25,475.2
                                                                                      ============   ============

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses the 1,369 issues of fixed maturities that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2007:

                                    LESS THAN 12 MONTHS            12 MONTHS OR LONGER                   TOTAL
                              -----------------------------   -----------------------------   -----------------------------
                                                  GROSS                          GROSS                           GROSS
                                ESTIMATED      UNREALIZED       ESTIMATED      UNREALIZED       ESTIMATED      UNREALIZED
                                FAIR VALUE       LOSSES        FAIR VALUE        LOSSES        FAIR VALUE        LOSSES
                              -------------   -------------   -------------   -------------   -------------   -------------
                                                                    (IN MILLIONS)

   Fixed Maturities:
     Corporate ............   $     4,424.5   $       286.4   $     4,786.7   $       253.2   $     9,211.2   $       539.6
     Mortgage-backed ......            29.1              .1           967.9            15.8           997.0            15.9
     U.S. Treasury,
       government and
       agency securities ..           105.6              .3           127.2              .8           232.8             1.1
     States and political
       subdivisions .......              --              --            22.6              .6            22.6              .6
     Foreign governments ..             2.0              --             5.0              --             7.0              --
     Redeemable
       preferred stock ....           510.2            47.7           528.8            50.0         1,039.0            97.7
                              -------------   -------------   -------------   -------------   -------------   -------------

   Total Temporarily
     Impaired Securities ..   $     5,071.4   $       334.5   $     6,438.2   $       320.4   $    11,509.6   $       654.9
                              =============   =============   =============   =============   =============   =============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2007, approximately $580.8 million or 2.2% of the $27,013.7 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

        The Insurance Group does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Insurance Group's fixed maturity investment portfolio includes Residential Mortgage Backed Securities ("RMBS") backed by subprime and Alt-A residential mortgages. RMBS are securities whose cash flows are backed by the principal and interest payments from a set of residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages consist of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and /or inadequate documentation of the borrowers' income. At December 31, 2007, the Insurance Group owned $73.6 million in RMBS backed by subprime residential mortgage loans, approximately 95% rated AAA, and $50.0 million in RMBS backed by Alt-A residential mortgage loans, approximately 96% rated AAA. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

        At December 31, 2007, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $0.1 million.

        Mortgage Loans
        --------------

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $65.0 million at December 31, 2006; there were no restructured mortgages at December 31, 2007. Gross interest income on such loans included in net investment income aggregated $3.9 million, $4.1 million and $5.0 million in 2007, 2006 and 2005, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $3.3 million, $4.8 million and $6.0 million in 2007, 2006 and 2005, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                               DECEMBER 31,
                                                                                      -----------------------------
                                                                                         2007             2006
                                                                                      -------------   -------------
                                                                                             (IN MILLIONS)

        Impaired mortgage loans with investment valuation allowances ..............   $       11.4    $       76.8
        Impaired mortgage loans without investment valuation allowances ...........             --              .1
                                                                                      -------------   -------------
        Recorded investment in impaired mortgage loans ............................           11.4            76.9
        Investment valuation allowances ...........................................           (1.4)          (11.3)
                                                                                      -------------   -------------
        Net Impaired Mortgage Loans ...............................................   $       10.0    $       65.6
                                                                                      =============   =============


        During 2007, 2006 and 2005, respectively, the Company's average recorded investment in impaired mortgage loans was $49.1 million, $78.8 million and $91.2 million. Interest income recognized on these impaired mortgage loans totaled $4.5 million, $4.5 million and $8.9 million for 2007, 2006 and 2005, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2007 and 2006, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $10.0 million and $65.5 million.

        Equity Real Estate
        ------------------

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2007 and 2006, the Company owned $113.0 million and $204.8 million, respectively, of real estate acquired in satisfaction of debt. During 2007, 2006 and 2005, no real estate was acquired in satisfaction of debt.

        Accumulated depreciation on real estate was $179.7 million and $168.5 million at December 31, 2007 and 2006, respectively. Depreciation expense on real estate totaled $14.3 million, $18.3 million and $19.1 million for 2007, 2006 and 2005, respectively.

        Valuation Allowances for Mortgage Loans and Equity Real Estate
        --------------------------------------------------------------

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                                      2007             2006             2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        Balances, beginning of year ..........................................   $        21.0    $        11.8    $        11.3
        Additions charged to income ..........................................            20.9             10.1              3.6
        Deductions for writedowns and
          asset dispositions .................................................           (40.5)             (.9)            (3.1)
                                                                                 --------------   --------------   --------------
        Balances, End of Year ................................................   $         1.4    $        21.0    $        11.8
                                                                                 ==============   ==============   ==============

        Balances, end of year comprise:
          Mortgage loans on real estate ......................................   $         1.4    $        11.3    $        11.8
          Equity real estate .................................................              --              9.7               --
                                                                                 --------------   --------------   --------------
        Total ................................................................   $         1.4    $        21.0    $        11.8
                                                                                 ==============   ==============   ==============

        Equity Method Investments
        -------------------------

        Included in other equity investments, are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,607.9 million and $1,272.2 million, respectively, at December 31, 2007 and 2006. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $59.7 million and $70.9 million, respectively, at December 31, 2007 and 2006. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $237.1 million, $169.6 million and $157.2 million, respectively, for 2007, 2006 and 2005.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (4 and 6 individual ventures at December 31, 2007 and 2006, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                               DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007            2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost ...........................   $      391.3   $      421.7
        Investments in securities, generally at estimated fair value ..............           99.3           94.6
        Cash and cash equivalents .................................................            2.4            9.7
        Other assets ..............................................................             --           22.3
                                                                                      ------------   ------------
        Total Assets ..............................................................   $      493.0   $      548.3
                                                                                      ============   ============

        Borrowed funds - third party ..............................................   $      273.1   $      278.1
        Other liabilities .........................................................            4.8            6.8
                                                                                      ------------   ------------
        Total liabilities .........................................................          277.9          284.9
                                                                                      ------------   ------------

        Partners' capital .........................................................          215.1          263.4
                                                                                      ------------   ------------
        Total Liabilities and Partners' Capital ...................................   $      493.0   $      548.3
                                                                                      ============   ============

        The Company's Carrying Value in These Entities Included Above .............   $       79.5   $       78.7
                                                                                      ============   ============


                                                                                      2007            2006              2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures ...............................   $        77.5    $        88.5    $        98.2
        Net revenues of other limited partnership interests ..................            15.3             (1.3)             6.3
        Interest expense - third party .......................................           (18.2)           (18.5)           (18.2)
        Other expenses .......................................................           (43.8)           (53.7)           (62.2)
                                                                                 --------------   --------------   --------------
        Net Earnings .........................................................   $        30.8    $        15.0    $        24.1
                                                                                 ==============   ==============   ==============

        The Company's Equity in Net Earnings of These
          Entities Included Above ............................................   $        24.6    $        14.4    $        11.6
                                                                                 ==============   ==============   ==============


        Derivatives
        -----------

        At December 31, 2007, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $189.9 million. At December 31, 2007, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having initial margin requirements of $12.3 million. At that same date, the Company had open exchange-trade future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $53.0 million. All contracts are net cash settled daily.

        The outstanding notional amounts of derivative financial instruments purchased and sold at December 31, 2007 and 2006 were:

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007           2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)
        Notional Amount by Derivative Type:
           Options:
               Floors .............................................................   $     27,000   $     32,000
               Exchange traded U.S. Treasuries, and equity index futures ..........          6,241          3,536
               Interest rate swaps ................................................            125             --
                                                                                      ------------   ------------
           Total ..................................................................   $     33,366   $     35,536
                                                                                      ============   ============


        At December 31, 2007 and 2006 and during the years then ended, no significant financial instruments contained implicit or explicit terms that met the definitions of an embedded derivative component that needed to be separated from the host contract and accounted for as a derivative under the provisions of SFAS No. 133.


4)      GOODWILL AND OTHER INTANGIBLE ASSETS

        The carrying value of goodwill related to the AllianceBernstein totaled $3.4 billion at December 31, 2007 and 2006.

        The gross carrying amount of AllianceBernstein related intangible assets were $556.2 million and $563.7 million at December 31, 2007 and 2006, respectively and the accumulated amortization of these intangible assets were $243.7 million and $232.1 million at December 31, 2007 and 2006, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23.5 million, $23.6 million and $23.5 million for 2007, 2006 and 2005, respectively.

        At December 31, 2007 and 2006, respectively, net deferred sales commissions totaled $183.6 million and $194.9 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions based on the December 31, 2007 net balance for each of the next five years is $35.6 million, $29.9 million, $24.9 million, $20.2 million and $16.7 million.


5)      FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

        The carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 6, 10 and 16 of Notes to Consolidated Financial Statements are presented below:

                                                                               DECEMBER 31,
                                                      -------------------------------------------------------------
                                                                 2007                            2006
                                                      -----------------------------   -----------------------------
                                                        CARRYING        ESTIMATED       Carrying       Estimated
                                                         VALUE         FAIR VALUE        Value         Fair Value
                                                      -------------   -------------   -------------   -------------
                                                                               (IN MILLIONS)

        Consolidated:
        -------------
        Mortgage loans on real estate .........       $     3,730.6   $     3,766.9   $     3,240.7   $     3,285.7
        Other limited partnership interests....             1,607.9         1,607.9         1,260.1         1,260.1
        Policyholders liabilities:
          Investment contracts ................             3,817.8         3,878.9         4,708.7         4,772.6
        Long-term debt ........................               199.8           224.6           199.8           229.7

        Closed Block:
        -------------
        Mortgage loans on real estate .........       $     1,099.3   $     1,111.4   $       809.4   $       827.8
        Other equity investments ..............                 3.6             3.6             2.2             2.2
        SCNILC liability ......................                 9.2             9.2            10.4            10.3

        Wind-up Annuities:
        ------------------
        Mortgage loans on real estate .........       $         2.2   $         2.3   $         2.9   $         3.0
        Other equity investments ..............                 1.6             1.6             2.3             2.3
        Guaranteed interest contracts .........                 5.5             5.8             5.8             6.0

6)      CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007           2006
                                                                                      ------------   ------------
                                                                                           (IN MILLIONS)

        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other .........   $    8,657.3   $    8,759.5
        Policyholder dividend obligation ..........................................             --            3.2
        Other liabilities .........................................................          115.2           29.1
                                                                                      ------------   ------------
        Total Closed Block liabilities ............................................        8,772.5        8,791.8
                                                                                      ------------   ------------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at estimated fair value
           (amortized cost of $5,816.6 and $5,967.6) ..............................        5,825.6        6,019.4
        Mortgage loans on real estate .............................................        1,099.3          809.4
        Policy loans ..............................................................        1,197.5        1,233.1
        Cash and other invested assets ............................................            4.7            6.8
        Other assets ..............................................................          240.1          286.2
                                                                                      ------------   ------------
        Total assets designated to the Closed Block ...............................        8,367.2        8,354.9
                                                                                      ------------   ------------

        Excess of Closed Block liabilities over assets designated to
           the Closed Block .......................................................          405.3          436.9

        Amounts included in accumulated other comprehensive income:
           Net unrealized investment gains, net of deferred income tax expense of $3.2 and $17.0 and policyholder dividend
             obligation of $0 and $3.2 ............................................            5.9           31.6
                                                                                      ------------   ------------

        Maximum Future Earnings To Be Recognized From Closed Block
           Assets and Liabilities .................................................   $      411.2   $      468.5
                                                                                      ============   ============

        Closed Block revenues and expenses as follow:

                                                                                     2007             2006             2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        REVENUES:
        Premiums and other income ............................................   $       409.6    $       428.1    $       449.3
        Investment income (net of investment
           expenses of $.2, $.1, and $0) .....................................           501.8            520.2            525.9
        Investment gains, net ................................................             7.9              1.7              1.2
                                                                                 --------------   --------------   --------------
        Total revenues .......................................................           919.3            950.0            976.4
                                                                                 --------------   --------------   --------------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends ................................           828.2            852.2            842.5
        Other operating costs and expenses ...................................             2.7              3.0              3.4
                                                                                 --------------   --------------   --------------
        Total benefits and other deductions ..................................           830.9            855.2            845.9
                                                                                 --------------   --------------   --------------

        Net revenues before income taxes .....................................            88.4             94.8            130.5
        Income tax expense ...................................................           (31.0)           (31.1)           (45.6)
                                                                                 --------------   --------------   --------------
        Net Revenues .........................................................   $        57.4    $        63.7    $        84.9
                                                                                 ==============   ==============   ==============

        Reconciliation of the policyholder dividend obligation follows:

                                                                                              DECEMBER 31,
                                                                                      -----------------------------
                                                                                          2007             2006
                                                                                      -------------   -------------
                                                                                              (IN MILLIONS)

        Balance at beginning of year ..............................................   $        3.2    $       73.7
        Increase in unrealized investment losses ..................................           (3.2)          (70.5)
                                                                                      -------------   -------------
        Balance at End of Year ....................................................   $         --    $        3.2
                                                                                      =============   =============

        There were no impaired mortgage loans at December 31, 2007. Impaired mortgage loans along with the related investment valuation allowances at December 31, 2006 follow:

                                                                                      December 31,
                                                                                         2006
                                                                                   -----------------
                                                                                     (In Millions)

        Impaired mortgage loans with investment valuation allowances...........    $           17.8
        Impaired mortgage loans without investment valuation allowances........                  .1
                                                                                   -----------------
        Recorded investment in impaired mortgage loans.........................                17.9
        Investment valuation allowances........................................                (7.3)
                                                                                   -----------------
        Net Impaired Mortgage Loans............................................    $           10.6
                                                                                   =================

        During 2007, 2006 and 2005, the Closed Block's average recorded investment in impaired mortgage loans was $36.3 million, $59.9 million and $61.0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3.9 million, $3.3 million and $4.1 million for 2007, 2006 and 2005, respectively.

        Valuation allowances amounted to $7.3 million on mortgage loans on real estate at December 31, 2006; there were no valuation allowances on mortgage loans at December 31, 2007. Writedowns of fixed maturities amounted to $3.0 million, $1.4 million and $7.7 million for 2007, 2006 and 2005, respectively.


7)      CONTRACTHOLDER BONUS INTEREST CREDITS

        Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                                              DECEMBER 31,
                                                                                      -----------------------------
                                                                                          2007            2006
                                                                                      -------------   -------------
                                                                                             (IN MILLIONS)

        Balance, beginning of year ................................................   $      650.7    $      555.0
        Contractholder bonus interest credits deferred ............................          174.7           155.4
        Amortization charged to income ............................................          (71.2)          (59.7)
                                                                                      -------------   -------------
        Balance, End of Year ......................................................   $      754.2    $      650.7
                                                                                      =============   =============

8)      GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB and GMIB
           ------------------------------------------

        The Company has certain variable annuity contracts with GMDB and GMIB features in-force that guarantee one of the following:

        o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

        o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

        o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

        o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or annual reset.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities:

                                                                                      GMDB             GMIB             TOTAL
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)
        Balance at January 1, 2005 ...........................................   $        67.6    $       117.6    $       185.2
          Paid guarantee benefits ............................................           (39.6)            (2.2)           (41.8)
          Other changes in reserve ...........................................            87.2             58.2            145.4
                                                                                 --------------   --------------   --------------
        Balance at December 31, 2005 .........................................           115.2            173.6            288.8
          Paid guarantee benefits ............................................           (31.6)            (3.3)           (34.9)
          Other changes in reserve ...........................................            80.1             58.0            138.1
                                                                                 --------------   --------------   --------------
        Balance at December 31, 2006 .........................................           163.7            228.3            392.0
          Paid guarantee benefits ............................................           (30.6)            (2.7)           (33.3)
          Other changes in reserve ...........................................           120.0             84.3            204.3
                                                                                 --------------   --------------   --------------
        Balance at December 31, 2007 .........................................   $       253.1    $       309.9    $       563.0
                                                                                 ==============   ==============   ==============


        Related GMDB reinsurance ceded amounts were:

                                                                GMDB
                                                            --------------

        Balance at January 1, 2005......................... $        10.3
          Paid guarantee benefits..........................         (12.1)
          Other changes in reserve.........................          24.5
                                                            --------------
        Balance at December 31, 2005.......................          22.7
          Paid guarantee benefits..........................          (9.1)
          Other changes in reserve.........................          10.0
                                                            --------------
        Balance at December 31, 2006.......................          23.6
          Paid guarantee benefits..........................          (7.6)
          Other changes in reserve.........................          11.5
                                                            --------------
        Balance at December 31, 2007....................... $        27.5
                                                            ==============

        The December 31, 2007 values for those variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                     RETURN
                                                       OF
                                                     PREMIUM       RATCHET       ROLL-UP         COMBO          TOTAL
                                                   -----------   -----------   -----------    -----------    -----------
                                                                           (DOLLARS IN MILLIONS)
        GMDB:
        -----
          Account values invested in:
             General Account ...................   $    10,563   $       375   $       310    $       747    $    11,995
             Separate Accounts .................   $    28,826   $     8,493   $     7,279    $    31,078    $    75,676
          Net amount at risk, gross ............   $       234   $       234   $     1,404    $       557    $     2,429
          Net amount at risk, net of
             amounts reinsured .................   $       234   $       183   $       853    $       557    $     1,827
          Average attained age of
             contractholders ...................          49.3          61.5          65.3           61.6           52.8
          Percentage of contractholders
             over age 70 ........................          7.3%         23.5%         37.1%          21.6%          12.1%
          Range of contractually specified
             interest rates ....................           N/A           N/A          3%-6%      3% - 6.5%

        GMIB:
        -----
          Account values invested in:
             General Account ...................           N/A           N/A   $        70    $       989    $     1,059
             Separate Accounts .................           N/A           N/A   $     4,640    $    41,712    $    46,352
          Net amount at risk, gross ............           N/A           N/A   $       274    $        --    $       274
          Net amount at risk, net of
             amounts reinsured .................           N/A           N/A   $        71    $        --    $        71
          Weighted average years remaining
             until earliest annuitization ......           N/A           N/A           2.0            8.1            7.4
          Range of contractually specified
             interest rates ....................           N/A           N/A       3% - 6%      3% - 6.5%


        B) Separate Account Investments by Investment Category Underlying GMDB
           -------------------------------------------------------------------
        and GMIB Features
        -----------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007            2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        GMDB:
           Equity .................................................................   $     48,587   $     42,885
           Fixed income ...........................................................          4,392          4,438
           Balanced ...............................................................         20,546         14,863
           Other ..................................................................          2,151          2,121
                                                                                      ------------   ------------
           Total ..................................................................   $     75,676   $     64,307
                                                                                      ============   ============

        GMIB:
           Equity .................................................................   $     27,831   $     22,828
           Fixed income ...........................................................          2,687          2,727
           Balanced ...............................................................         14,816         10,439
           Other ..................................................................          1,018            990
                                                                                      ------------   ------------
           Total ..................................................................   $     46,352   $     36,984
                                                                                      ============   ============


        C) Hedging Programs for GMDB and GMIB Features
           -------------------------------------------

        In 2003, the Company initiated a program intended to provide an economic hedge against certain risks associated with the GMDB feature of the Accumulator(R) series of variable annuity products sold beginning April 2002. In 2004, the program was expanded to provide an economic hedge against certain risks associated with the GMIB feature of the Accumulator(R) series of variable annuity products sold beginning 2004. This program currently utilizes a combination of exchange-traded futures contracts and interest rate swap and floor contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB and GMIB exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges such economic risks on products sold from 2001 forward to the extent such risks are not reinsured. At December 31, 2007, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $55,746 million and $744 million, respectively, with the GMDB feature and $35,220 million and zero million, respectively, with the GMIB feature.

        These programs do not qualify for hedge accounting treatment under SFAS No. 133. Therefore, SFAS No. 133 requires gains or losses on the futures contracts used in these programs, including current period changes in fair value, to be recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D)  Variable and Interest-Sensitive Life Insurance Policies - No Lapse
            ------------------------------------------------------------------
            Guarantee
            ---------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities, and the related reinsurance ceded:

                                                                                    DIRECT        REINSURANCE
                                                                                   LIABILITY         CEDED              NET
                                                                                 -------------   --------------   -------------
                                                                                                 (IN MILLIONS)

        Balance at January 1, 2005 ...........................................   $        20.5   $        (6.1)   $        14.4
          Other changes in reserve ...........................................            14.3           (14.3)              --
                                                                                 -------------    -------------   -------------
        Balance at December 31, 2005 .........................................            34.8           (20.4)            14.4
           Other changes in reserve ..........................................            32.0           (27.5)             4.5
                                                                                 -------------    -------------   -------------
        Balance at December 31, 2006 .........................................            66.8           (47.9)            18.9
           Other changes in reserve ..........................................            68.2           (59.7)             8.5
                                                                                 -------------    -------------   -------------
        Balance at December 31, 2007 .........................................   $       135.0   $      (107.6)   $        27.4
                                                                                 =============   ==============   =============


9)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. For certain segments of its business, the Insurance Group ceded 40% of the business underwritten by AXA Equitable on a guaranteed or simplified issue basis was ceded on a yearly renewable term basis. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

        At December 31, 2007, the Company had reinsured in the aggregate approximately 24.8% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 74.1% of its current liability exposure resulting from the GMIB feature. See Note 8 of Notes to Consolidated Financial Statements.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2007 and 2006 were $124.7 million and $117.8 million, respectively. The increase (decrease) in estimated fair value was $6.9 million, $(14.8) million and $42.6 million for 2007, 2006 and 2005, respectively.

        At December 31, 2007 and 2006, respectively, reinsurance recoverables related to insurance contracts amounted to $2.89 billion and $2.69 billion. Reinsurance payables related to insurance contracts totaling $58.7 million and $54.2 million are included in other liabilities in the consolidated balance sheets.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $239.6 million and $262.6 million at December 31, 2007 and 2006, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2007 and 2006 were $642.8 million and $639.3 million, respectively.

        The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                                     2007             2006              2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        Direct premiums ......................................................   $       855.1    $       858.6    $       912.6
        Reinsurance assumed ..................................................           193.0            188.4            162.5
        Reinsurance ceded ....................................................          (243.2)          (229.2)          (193.4)
                                                                                 --------------   --------------   --------------
        Premiums .............................................................   $       804.9    $       817.8    $       881.7
                                                                                 ==============   ==============   ==============

        Universal Life and Investment-type Product
          Policy Fee Income Ceded ............................................   $       153.9    $        99.0    $       118.4
                                                                                 ==============   ==============   ==============
        Policyholders' Benefits Ceded ........................................   $       510.7    $       387.5    $       304.1
                                                                                 ==============   ==============   ==============
        Interest Credited to Policyholders' Account
          Balances Ceded .....................................................   $        56.1    $        53.8    $        50.9
                                                                                 ==============   ==============   ==============


        Individual Disability Income and Major Medical
        ----------------------------------------------

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $94.3 million and $92.9 million at December 31, 2007 and 2006, respectively. At December 31, 2007 and 2006, respectively, $1,040.9 million and $1,032.4 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                                     2007            2006             2005
                                                                                 -------------   -------------   -------------
                                                                                                 (IN MILLIONS)

        Incurred benefits related to current year ............................   $        32.9   $        35.8   $        35.6
        Incurred benefits related to prior years .............................            13.2             9.9            50.3
                                                                                 -------------   -------------   -------------
        Total Incurred Benefits ..............................................   $        46.1   $        45.7   $        85.9
                                                                                 =============   =============   =============

        Benefits paid related to current year ................................   $        11.9   $        14.0   $        14.8
        Benefits paid related to prior years .................................            32.8            30.0            44.7
                                                                                 -------------   -------------   -------------
        Total Benefits Paid ..................................................   $        44.7   $        44.0   $        59.5
                                                                                 =============   =============   =============



10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                           2007           2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        Short-term debt:
        Promissory note (with interest rates of 5.16% and 5.27%) ..................   $      248.3   $      248.3
        AllianceBernstein commercial paper ........................................          533.9          334.9
                                                                                      ------------   ------------
            Total short-term debt .................................................          782.2          583.2
                                                                                      ------------   ------------

        Long-term debt:
        AXA Equitable:
          Surplus Notes, 7.70%, due 2015 ..........................................          199.8          199.8
                                                                                      ------------   ------------
            Total long-term debt ..................................................          199.8          199.8
                                                                                      ------------   ------------

        Total Short-term and Long-term Debt .......................................   $      982.0   $      783.0
                                                                                      ============   ============

        Short-term Debt
        ---------------

        On July 9, 2004, AXA and certain of its subsidiaries, including AXA Financial, entered into a (euro)3.5 billion global revolving credit facility which matures July 9, 2009, with a group of 30 commercial banks and other lenders. Under the terms of the revolving credit facility, up to $500.0 million is available to AXA Financial for general corporate purposes.

        AXA Equitable has a $350.0 million, one-year promissory note, of which $101.7 million is included within Wind-up Annuities. The promissory note, which matures in March 2008, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually. At December 31, 2007 and 2006, AXA Equitable had pledged real estate of $322.0 million and $326.0 million, respectively, as collateral for the promissory note.

        In February 2006, AllianceBernstein entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders. In November 2007, AllianceBernstein increased the revolving credit facility by $200.0 million. The revolving credit facility is intended to provide back-up liquidity for AllianceBernstein's commercial paper program, which increased from $425.0 million to $800.0 million in May 2006. Under the revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds rate. The revolving credit facility contains covenants that, among other things, require AllianceBernstein to meet certain financial ratios. AllianceBernstein was in compliance with the covenants as of December 31, 2007.

        As of December 31, 2007, AllianceBernstein maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to AllianceBernstein's commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support.

        In 2006, SCB LLC entered into four separate uncommitted line of credit facility agreements with various banks, each for $100.0 million. During 2007, SCB LLC increased three of the agreements to $200.0 million each and entered into an additional agreement for $100.0 million with a new bank. As of December 31, 2007, no amounts were outstanding under these credit facilities.

        Long-term Debt
        --------------

        At December 31, 2007, the Company was not in breach of any debt covenants.


11)     RELATED PARTY TRANSACTIONS

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $63.1 million, $53.5 million and $57.2 million, respectively, for 2007, 2006 and 2005.

        The Company paid $806.9 million, $767.2 million and $695.0 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2007, 2006 and 2005. The Company charged AXA Distribution's subsidiaries $340.2 million, $352.9 million and $324.4 million, respectively, for their applicable share of operating expenses for 2007, 2006 and 2005, pursuant to the Agreements for Services.

        In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a Japanese subsidiary of AXA. This investment both matured and was repaid on June 15, 2007 and had interest rate of 5.89%.

        In 2005, AXA Equitable issued a note to AXA Financial in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        In September 2007, AXA issued $650.0 million in 5.40% senior unsecured notes to AXA Equitable. These notes pay interest semi-annually and mature on September 30, 2012.

        In 2003, AXA Equitable entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect, wholly owned subsidiary of AXA Financial, to cede certain term insurance policies written after December 2002. AXA Equitable ceded $113.1 million, $91.9 million and $57.9 million of premiums and $91.3 million, $49.1 million and $26.3 million of reinsurance reserves to AXA Bermuda in 2007, 2006 and 2005, respectively.

        Various AXA affiliates cede a portion of their life and health insurance business through reinsurance agreements to AXA Cessions, an AXA affiliated reinsurer. AXA Cessions, in turn, retrocedes a quota share portion of these risks to AXA Equitable on a one-year term basis. Premiums earned in 2007 and 2006 under this arrangement totaled approximately $1.8 million and $1.1 million, respectively.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $143.6 million, $127.5 million and $119.7 million in 2007, 2006 and 2005, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $58.4 million, $53.8 million and $55.9 million in 2007, 2006 and 2005, respectively. The net receivable related to these contracts was approximately $25.3 million and $25.8 million at December 31, 2007 and 2006, respectively.

        Commissions, fees and other income included certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                                     2007            2006            2005
                                                                                --------------   -------------   -------------
                                                                                                 (IN MILLIONS)

        Investment advisory and services fees ................................   $     1,025.4   $       840.5   $       728.5
        Distribution revenues ................................................           473.4           421.0           397.8
        Other revenues - shareholder servicing fees ..........................           103.6            97.2            99.3
        Other revenues - other ...............................................             6.5             6.9             8.0
        Institutional research services ......................................             1.6             1.9             3.9


12)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. On December 31, 2007, the Company transferred the liability for a non-qualified defined benefit plan to AXA Financial in exchange for a non-cash capital contribution totaling $13.5 million. These pension plans are non-contributory and their benefits are based on a cash balance formula and/or, for certain participants, years of service and final average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension and postretirement plans.

        Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions of $4.8 million in 2007. No significant cash contributions to the Company's qualified plans are expected to be required to satisfy their minimum funding requirements for 2008.

        Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                                                      2007             2006             2005
                                                                                 -------------    -------------    -------------
                                                                                                  (IN MILLIONS)

        Service cost .........................................................   $        39.0    $        37.6    $        36.0
        Interest cost on projected benefit obligations .......................           128.8            122.1            123.7
        Expected return on assets ............................................          (191.0)          (184.8)          (173.7)
        Net amortization and deferrals .......................................            57.5             81.0             78.8
                                                                                 --------------   --------------   --------------
        Net Periodic Pension Expense .........................................   $        34.3    $        55.9    $        64.8
                                                                                 ==============   ==============   ==============


        The plans' projected benefit obligations under the Company's qualified and non-qualified plans were comprised of:

                                                                                              DECEMBER 31,
                                                                                      ----------------------------
                                                                                          2007            2006
                                                                                      ------------    ------------
                                                                                             (IN MILLIONS)

        Benefit obligations, beginning of year ....................................   $    2,294.3    $    2,365.5
        Service cost ..............................................................           31.0            30.6
        Interest cost .............................................................          128.8           122.1
        Plan amendments ...........................................................            8.2              --
        Actuarial (gains) losses ..................................................          (73.6)          (64.7)
        Benefits paid .............................................................         (166.6)         (159.2)
                                                                                      -------------   -------------
        Benefit Obligations, End of Year ..........................................   $    2,222.1    $    2,294.3
                                                                                      =============   =============

        At December 31, 2006, the Company adopted SFAS No. 158, requiring recognition, in the consolidated balance sheet, of the funded status of its defined benefit pension plans, measured as the difference between plan assets at fair value and the projected benefit obligations. The table below discloses the change in plan assets and the funded status of the Company's qualified and non-qualified plans:


                                                                                              DECEMBER 31,
                                                                                      ----------------------------
                                                                                          2007            2006
                                                                                      ------------    ------------
                                                                                             (IN MILLIONS)

        Plan assets at fair value, beginning of year ..............................   $    2,396.0    $    2,278.5
        Actual return on plan assets ..............................................          191.2           282.0
        Contributions .............................................................            4.8             4.3
        Benefits paid and fees ....................................................         (176.3)         (168.8)
                                                                                      -------------   -------------
        Plan assets at fair value, end of year ....................................        2,415.7         2,396.0
        Projected benefit obligations .............................................        2,222.1         2,294.3
                                                                                      -------------   -------------
        Overfunding of Plan Assets Over
          Projected Benefit Obligations ...........................................   $      193.6    $      101.7
                                                                                      =============   =============

        Amounts recognized in the accompanying balance sheets to reflect the funded status of these plans were prepaid and accrued pension costs were $213.5 million and $19.9 million, respectively, at December 31, 2007 and $133.1 million and $31.4 million, respectively, at December 31, 2006. The aggregate projected benefit obligations and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were $76.7 million and $56.8 million, respectively, at December 31, 2007, and $84.7 million and $53.3 million, respectively, at December 31, 2006. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $65.0 million and $56.8 million, respectively, at December 31, 2007, and $68.4 million and $53.3 million, respectively, at December 31, 2006. The accumulated benefit obligations for all defined benefit pension plans were $2,154.0 million and $2,226.8 million at December 31, 2007 and 2006, respectively.

        The following table discloses the amounts included in accumulated other comprehensive income at December 31, 2007 that have not yet been recognized as components of net periodic pension cost:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2007                 2006
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Unrecognized net actuarial loss .................................    $        575.8       $        710.7
        Unrecognized prior service credit................................              (4.9)               (18.8)
        Unrecognized net transition asset................................               (.8)                 (.8)
                                                                            -------------------  -------------------
             Total ......................................................    $        570.1       $        691.1
                                                                            ===================  ===================


        The estimated net actuarial loss, prior service credit, and net transition asset expected to be reclassified from accumulated other comprehensive income and recognized as components of net periodic pension cost over the next year are $41.3 million, $4.5 million, and $0.1 million, respectively. The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets for the qualified plans of the Company at December 31, 2007 and 2006.



                                                                              DECEMBER 31,
                                                          ----------------------------------------------------------
                                                                   2007                             2006
                                                          ----------------------------  ----------------------------
                                                                                (IN MILLIONS)
                                                             ESTIMATED                      Estimated
                                                            FAIR VALUE         %            Fair Value        %
                                                          ---------------- ----------   ----------------- ----------

        Corporate and government debt securities......    $       414.3         17.1      $      429.8       18.0
        Equity securities.............................          1,723.7         71.4           1,720.7       71.8
        Equity real estate ...........................            277.7         11.5             245.5       10.2
                                                          ---------------- ----------   ----------------- ----------
        Total Plan Assets.............................    $     2,415.7        100.0      $    2,396.0      100.0
                                                          ================ ==========   ================= ==========

        The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

        A secondary investment objective of the plans of the Company is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

        The assumed discount rates for measurement of the benefit obligations at December 31, 2007 and 2006 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2007, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 6.25% disclosed below as having been used to measure the benefits obligation at December 31, 2007 represents the level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2007 and 2006.

                                                                                   2007               2006
                                                                                   ----               ----
       Discount rate:
         Benefit obligation...............................................        6.25%              5.75%
         Periodic cost....................................................        5.75%              5.25%

       Rate of compensation increase:
         Benefit obligation and periodic cost.............................        6.00%              6.00%

       Expected long-term rate of return on plan assets (periodic cost)...        8.50%              8.50%


        As noted above, the pension plans' target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. Management reviewed the historical investment returns and future expectations of returns from these asset classes to conclude that a long-term expected rate of return of 8.5% is reasonable.

        Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $18.9 million, $20.3 million and $21.7 million for 2007, 2006 and 2005, respectively.

        The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2008, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2007 and include benefits attributable to estimated future employee service.

                                                              PENSION BENEFITS
                                                            --------------------
                                                                (IN MILLIONS)

                               2008.....................    $       174.3
                               2009.....................            187.2
                               2010.....................            188.8
                               2011.....................            189.8
                               2012.....................            192.4
                               Years 2013-2017..........            945.5

       AllianceBernstein maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under the AllianceBernstein Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, AllianceBernstein adopted SCB Deferred Compensation Award Plan ("SCB Plan") and agreed to invest $96.0 million per annum for three years to fund purchases of AllianceBernstein Holding L.P. ("AllianceBernstein Holding") units or an AllianceBernstein sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $289.1 million, $243.8 million and $186.2 million for 2007, 2006 and 2005, respectively.


13)      SHARE-BASED COMPENSATION

        AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and associates of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and associates of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

        For 2007 and 2006, respectively, the Company recognized compensation costs for share-based payment arrangements of $81.2 and $64.3 million before income taxes and minority interest. Effective January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment", that required compensation costs for these programs to be recognized in the consolidated financial statements on a fair value basis.

        The Company recognized compensation costs of $38.8 million and $24.8 million for employee stock options for 2007 and 2006, respectively. Prior to adopting SFAS No. 123 (R), the Company had elected to continue accounting for employee stock option awards under APB No. 25 and, therefore, no compensation costs for these awards had been recognized in the consolidated statement of earnings in 2005. On a pro-forma basis, net earnings as reported in 2005 would have been reduced by $23.2 million, net of income tax benefit, had compensation expense for employee stock option awards been measured and recognized by the Company under the fair-value method of SFAS No. 123, "Accounting for Stock-Based Compensation".

        On May 10, 2007, approximately 3.1 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 34.61 euros, of which approximately 2.3 million have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.8 million have a four-year cliff vesting term. The last tranche of awards exceeding 5,000 options, or approximately 0.5 million options in total, are subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance index measured between May 10, 2007 and May 10, 2011. All of the options granted on May 10, 2007 have a ten-year contractual term. Beginning at the grant date, the total fair value of this award, net of expected forfeitures, of approximately $25.5 million, is charged to expense over the shorter of the vesting term or to the date at which the participant becomes retirement eligible.

        The number of AXA ADRs authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124.5 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan). A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2007 follows:

                                                                    Options Outstanding
                         -----------------------------------------------------------------------------------------------------------
                                                                                                            AllianceBernstein
                               AXA Ordinary Shares                          AXA ADRs                           Holding Units
                         ------------------------------        ----------------------------------    -------------------------------
                                             Weighted                                Weighted                             Weighted
                             Number          Average'                Number          Average'            Number           Average'
                          Outstanding        Exercise             Outstanding        Exercise         Outstanding         Exercise
                         (In Millions)        Price              (In Millions)        Price          (In Millions)         Price
                         ---------------  -----------------   -----------------   ---------------    ---------------- --------------
Options outstanding at
   January 1, 2007.....            7.4    (euro)      24.82             26.8       $      23.03              4.8      $       41.62
Options granted .......            3.1    (euro)      34.56              --        $       --                3.7      $       85.07
Options exercised......            (.1)   (euro)      20.67             (7.4)      $      24.12             (1.2)     $       39.25
Options forfeited......            (.1)   (euro)      23.42              (.4)      $      22.54              -- (2)   $       33.18
Options expired........            --                                    --                                  --                --
                         ---------------                        ---------------                        --------------
Options Outstanding at
   December 31, 2007...           10.3    (euro)      27.77             19.0       $      22.64              7.3      $       64.20
                         ===============  =================     ===============    ==============      ============== ==============
Aggregate Intrinsic
   Value (1)...........                   (euro)      23.0                         $      323.3                       $       80.37
                                          =================                        ==============                     ==============
Weighted Average
   Remaining
   Contractual Term
   (in years)..........            8.27                                 3.94                                    6.9
                         ===============                        ===============                        ==============
Options Exercisable at
   December 31, 2007...            3.3    (euro)      20.46             15.8       $      22.53                 3.5   $       42.52
                         ===============  =================     ===============    ==============      ============== ==============
Aggregate Intrinsic
   Value (1)...........                   (euro)      23.0                         $      270.8                       $      115.4
                                          =================                        ==============                     ==============
Weighted Average
   Remaining
   Contractual Term
   (in years)..........            7.26                                 3.36                                    3.5
                         ===============                       ================                        ==============




(1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2007 of the respective underlying shares over the strike prices of the option awards.
(2) Approximately 19,500 options on AllianceBernstein Holding units were forfeited in 2007.

        Cash proceeds received from employee exercises of options to purchase AXA ADRs in 2007 were $178.4 million. The intrinsic value related to employee exercises of options to purchase AXA ADRs during 2007, 2006 and 2005 were $141.4 million, $132.1 million and $68.3 million, respectively, resulting in amounts currently deductible for tax purposes of $48.0 million, $44.9 million and $22.9 million, respectively, for the periods then ended. Under SFAS No. 123(R), windfall tax benefits resulting from employee stock option exercises during 2007 and 2006 were $34.3 million and $34.8 million, respectively.

        At December 31, 2007, AXA Financial held 4.8 million AXA ADRs in treasury at a weighted average cost of approximately $24.33 per ADR, of which approximately 4.6 million were designated to fund future exercises of outstanding employee stock options and the remainder of approximately
        0.2 million units was available for general corporate purposes, including funding other stock-based compensation programs. These AXA

        ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of employee stock options. Remaining outstanding and unexercised at December 31, 2007 are call options to purchase 8.6 million AXA ADRs at strike prices ranging from $31.39 to $32.37, each having a cap equal to approximately 150% of its strike price, at which time the option automatically would be exercised. These call options expire on November 23, 2009. During 2007, AXA Financial utilized approximately 4.4 million AXA ADRs from treasury to fund exercises of employee stock options. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

        For the purpose of estimating the fair value of employee stock option awards granted on or after January 1, 2007, the Company continues to apply the Black-Scholes-Merton formula and the same methodologies for developing the input assumptions as previously had been used to prepare the pro forma disclosures required by SFAS No. 123. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the May 10, 2007 award of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2007, 2006 and 2005, respectively. For employee stock options with graded vesting terms and service conditions granted on or after January 1, 2006, the Company elected under SFAS No. 123(R) to retain its practice of valuing these as singular awards and to change to the graded-vesting method of attribution, whereby the cost is recognized separately over the requisite service period for each individual one-third of the options vesting on the second, third and fourth anniversaries of the grant date.

                                      AXA Ordinary              AXA                  AllianceBernstein
                                         Shares                 ADRs                   Holding Units
                                  ----------------------     -----------     ----------------------------------
                                     2007      2006             2005             2007        2006      2005
                                  ---------- -----------     -----------     ----------- ----------- ----------

        Dividend yield............  4.10%      3.48%           3.01%           5.6-5.7%       6%       6.2%

        Expected volatility.......  27.5%       28%             25%           27.7-30.8%      31%       31%

        Risk-free interest rate...  4.40%      3.77%           4.27%           3.5-4.9%      4.9%      3.7%

        Expected life in years....   5.5        5.0             5.0             6.0-9.5       6.5       3.0

        Weighted average fair
          value per option at
          grant date..............  $9.61      $7.45           $4.85            $15.96      $12.35     $7.04


        As of December 31, 2007, approximately $66.3 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 6.2 years.

        Under the Stock Incentive Plan, AXA Financial grants restricted AXA ADRs to employees of its subsidiaries. Awards of restricted AXA ADRs outstanding at December 31, 2007 include grants that vest ratably over a three-five year period as well as grants with a seven year term vesting schedule and potential for accelerated vesting based on performance. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ADRs and unrestricted AXA ADRs annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent directors of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds. For 2007, 2006 and 2005 the Company recognized compensation costs of $8.6 million and $5.6 million under SFAS No. 123(R), and $10.1 million under APB No. 25, respectively, for awards outstanding under these plans. Consistent with existing practice of the Company prior to adoption of SFAS No. 123(R), grant-date fair value continues to be measured by the closing price of the shares awarded and the result generally is attributed over the shorter of the performance period, the requisite service period, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

        At December 31, 2007, approximately 482,501 restricted awards remain unvested, including 73,990 restricted AllianceBernstein Holding units under the Century Club Plan. At December 31, 2007, approximately $4.2 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 1.6 years. Restricted AXA ADRs vested in 2007, 2006 and 2005 had aggregate vesting date fair values of approximately $7.0 million, $13.5 million and $19.2 million, respectively. In 2006, 78,865 restricted AXA ADRs were granted having an aggregate grant-date fair value of $2.8 million. The following table summarizes unvested restricted AXA ADR activity for 2007.

                                                                                                       WEIGHTED
                                                                                  SHARES OF            AVERAGE
                                                                                  RESTRICTED          GRANT DATE
                                                                                    STOCK             FAIR VALUE
                                                                                ---------------    -----------------

        Unvested as of January 1, 2007........................................       514,035        $        23.91
        Granted...............................................................       100,187        $        44.59
        Vested................................................................      (161,756)       $        24.55
        Forfeited.............................................................       (43,955)
                                                                                ----------------
        Unvested as of December 31, 2007......................................       408,511        $        29.67
                                                                                ================


        On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee of AXA for purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff vesting period with exceptions for retirement, death, and disability. For AXA Financial participants, settlement of the right to receive each unrestricted AXA ordinary share will be made in the form of an AXA ADR. The fair value of approximately 449,400 AXA Miles awarded to employees of AXA Financial's subsidiaries was approximately $9.8 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, is expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2007, the Company recognized compensation expense of approximately $2.7 million in respect of this grant of AXA Miles. Provided AXA achieves certain performance and customer satisfaction goals, an additional 50 AXA Miles per employee is targeted for award in 2009 under terms then-to-be-determined and approved by the AXA Management Board.

        On May 10, 2007, under the terms of the AXA Performance Unit Plan 2007, the AXA Management Board awarded approximately 546,246 unearned performance units to employees of AXA Financial subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2007 plan cliff-vest on the second anniversary of their date of award. When fully-vested, the performance units earned will be settled in cash, or in some cases, a combination of cash (70%) and stock (30%), the latter equity portion having transfer restrictions for a two-year period. For 2007 awards, the price used to value the performance units at settlement will be the average opening price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on May 8, 2009. For 2007, the Company recognized compensation expense of approximately $3.3 million in respect of the May 10, 2007 grant of performance units.

        For 2007, 2006 and 2005, the Company recognized compensation costs of $11.6 million and $25.9 million under SFAS No. 123(R), and $7.2 million under APB No. 25, respectively, for performance units earned to date. Substantially similar to existing practice of the Company prior to adoption of SFAS No. 123(R), the change in fair value of these awards now is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs with adjustment to reflect the impact of expected and actual pre-vesting forfeitures. In addition, similar to adoption of SFAS No. 123(R) for employee stock option awards, the cost of performance units awarded on or after January 1, 2006 were attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2007 and 2006 was $31.1 million and $45.8 million, respectively, including incremental awards earned under the 2006 plan from having exceeded the targeted performance criteria established in that year by 11.5% as well as an estimated 10.0% increment for

        2007 performance. Approximately 595,317 outstanding performance units are at risk to achievement of 2007 performance criteria, including approximately 50% of the award granted on May 10, 2007.

        On March 25, 2007 and March 28, 2007, respectively, approximately 364,620 performance units earned under the AXA Performance Unit Plan 2004 and approximately 545,076 performance units earned under the AXA Performance Unit Plan 2005 were fully vested for total value of approximately $37.9 million, including incremental units earned under each of these plans from having exceeded the targeted 2006 performance criteria by 11.5%. Distributions to participants were made on April 12, 2007, resulting in cash settlements of approximately 84% of these performance units for aggregate value of approximately $31.7 million and equity settlements of the remainder with approximately 147,848 restricted AXA ADRs for aggregate value of approximately $6.3 million. These AXA ADRs were sourced from shares held by AXA Financial in treasury.

        In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The Company recorded compensation expense for these fully-vested awards of $6.1 million and $28.9 million for 2006 and 2005, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the outstanding tandem SARs/NSOs: no expense was recorded for these awards in 2007. The value of these tandem SARs/NSOs at December 31, 2007 and 2006 was $17.7 million and $24.9 million, respectively. At December 31, 2007, 1.1 million tandem SARs/NSOs were outstanding, having weighted average remaining expected and contractual terms of 1.11 and 2.22 years, respectively, and for which the SARs component had maximum value of $17.7 million. During 2007, 2006 and 2005, respectively, approximately 0.4 million, 2.8 million and 0.7 million, of these awards were exercised at an aggregate cash-settlement value of $7.2 million, $41.2 million and $7.5 million.

        On May 10, 2007, 66,550 Stock Appreciation Rights ("SARs") with a 4-year cliff-vesting schedule were granted to certain associates of AXA Financial subsidiaries. These SARs entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over
        34.61 Euros as of the date of exercise. Similar to the SARs component of the tandem SARs/NSOs, awards remaining unexercised at expiry of their 10-year contractual term will be automatically exercised on the expiration date. At December 31, 2007, 0.3 million SARs were outstanding, having weighted average remaining contractual term of 6.27 years. The accrued value of SARs at December 31, 2007 and 2006 was $3.5 million and $2.9 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2007 and 2006, the Company recorded compensation expense for SARs of $1.1 million and $1.9 million, respectively, under SFAS No. 123(R) reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards. For 2005, the Company recorded compensation expense of $0.6 million under APB No. 25 reflecting the impact in the period of the change in the market price of the underlying AXA ordinary share or AXA ADR on the value of the outstanding SARs.

        For 2007, eligible employees of AXA Financial's subsidiaries participated in AXA's global offering to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2007. Similar to the AXA Shareplan programs previously offered in 2001 through 2006, the plan offered two investment alternatives that, with limited exceptions, restrict the sale or transfer of the purchased shares for a period of five years. "Investment Option A" permitted participants to purchase AXA ADRs at a 20% formula discounted price. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 14.25% formula discounted price on a leveraged basis with a guaranteed return of initial investment plus 75% of any appreciation in the value of the total shares purchased. Under SFAS No. 123(R), the Company recognized compensation expense of $27.7 million in 2007, primarily in connection with AXA Shareplan 2007, and $22.1 million in 2006 in connection with AXA Shareplan 2006, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. No compensation expense was recorded in 2005 in connection with shares subscribed under that year's AXA Shareplan offering. Participants in AXA Shareplans 2007, 2006 and 2005 primarily invested under Investment Option B for the purchase of approximately 5.3 million, 5.0 million and
        5.7 million AXA ordinary shares, respectively.

        In 1997, AllianceBernstein Holding established a long-term incentive compensation plan under which unit-based awards are made to key employees for terms established by AllianceBernstein Holding at the time of grant. These awards include options, restricted AllianceBernstein Holding units and phantom restricted AllianceBernstein Holding units, performance awards, and other AllianceBernstein Holding unit based awards. The aggregate number of AllianceBernstein Holding units subject to options granted or otherwise awarded under this plan, as amended in December 2006 to include awards made to select participants under the Special Option Program, may not exceed 41.0 million. At December 31, 2007, approximately 14.5 million options to purchase AllianceBernstein Holding units and 1.1 million other unit awards, net of forfeitures, were subject to the aggregate allowable maximum under this plan.


14)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES), NET

        The sources of net investment income follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $    1,728.5        $   1,848.6        $   1,870.0
        Mortgage loans on real estate......................         233.5              245.9              238.2
        Equity real estate.................................          93.6               88.2               96.5
        Other equity investments...........................         237.4              181.2              155.2
        Policy loans.......................................         255.9              249.8              248.8
        Short-term investments.............................          55.1               55.2               25.1
        Derivative investments.............................          86.6             (302.4)             (85.5)
        Broker-dealer related receivables..................         234.6              226.5              124.8
        Trading securities.................................          36.0               53.4               28.6
        Other investment income............................          50.7               43.9               16.2
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................       3,011.9            2,690.3            2,717.9

        Investment expenses................................        (122.5)            (113.3)            (140.2)
        Interest expenses..................................        (194.4)            (187.8)             (95.9)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $    2,695.0        $   2,389.2        $   2,481.8
                                                            =================   ================   =================


        For 2007, 2006 and 2005, respectively, net investment income included gains (losses) on derivatives of $86.6 million, $(302.4) million and $85.5 million of which $16.4 million, $(249.5) million and $(140.9) million were realized gains (losses) on contracts closed during those years and $70.2 million, $(52.9) million and $55.4 million were unrealized gains (losses) on derivative positions at each respective year end.

        Investment (losses) gains, net by including changes in the valuation allowances, follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $       (55.6)      $      (11.5)      $       11.1
        Mortgage loans on real estate......................            7.8                 .2               (2.2)
        Equity real estate.................................            7.3                8.8                3.9
        Other equity investments...........................           16.9               20.1               30.7
        Other(1)...........................................           16.4               29.3               11.9
                                                            -----------------   ----------------   -----------------
        Investment (Losses) Gains, Net.....................  $        (7.2)      $       46.9       $       55.4
                                                            =================   ================   =================


        (1) In 2007, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of this transaction, the company recorded a non-cash realized gain of $17.7 million and $29.7 million for 2007 and 2006 respectively.

        Writedowns of fixed maturities amounted to $79.0 million, $27.4 million and $31.2 million for 2007, 2006 and 2005, respectively. Writedowns of mortgage loans on real estate were $0.4 million and $1.7 million for 2006 and 2005, respectively; there were no such writedowns in 2007. There were no writedowns on equity real estate for 2007, 2006 and 2005.

        For 2007, 2006 and 2005, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $1,554.6 million, $1,281.9 million and $2,220.0 million. Gross gains of $12.6 million,

        $33.9 million and $53.2 million and gross losses of $20.3 million, $24.5 million and $31.1 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2007, 2006 and 2005 amounted to $(376.4) million, $(416.7) million and $(1,004.8)
        million, respectively.

        For 2007, 2006 and 2005, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $52.7 million, $57.8 million and $68.6 million, respectively.

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

        The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year.........................  $       282.2       $      432.3       $      874.1
        Changes in unrealized investment gains (losses)....         (380.5)            (431.4)          (1,008.1)
        Changes in unrealized investment (gains) losses
          attributable to:
            Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other........................           15.0               90.9              186.3
            DAC............................................           83.5               85.8              146.2
            Deferred income taxes..........................          103.4              104.6              233.8
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       103.6       $      282.2       $      432.3
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $       155.5       $      535.4       $      966.5
            Other equity investments.......................             .8                1.4                1.7
                                                            -----------------   ----------------   -----------------
              Subtotal.....................................          156.3              536.8              968.2
          Amounts of unrealized investment (gains) losses
            attributable to:
              Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.......................           16.4                1.4              (89.4)
              DAC..........................................          (26.9)            (110.4)            (196.0)
              Deferred income taxes........................          (42.2)            (145.6)            (250.5)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       103.6       $      282.2       $      432.3
                                                            =================   ================   =================


15)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Income tax expense:
          Current expense .................................  $       464.0       $      438.6       $      237.5
          Deferred expense (benefit).......................          295.8              (11.3)             278.3
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       759.8       $      427.3       $      515.8
                                                            =================   ================   =================


        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Expected income tax expense........................  $       939.0       $      725.2       $      712.0
        Minority interest..................................         (227.3)            (224.1)            (175.9)
        Separate Account investment activity...............          (52.0)             (45.4)             (87.2)
        Non-taxable investment income......................          (21.7)             (23.1)             (19.7)
        Adjustment of tax audit reserves...................           21.5              (86.2)              11.1
        State income taxes.................................           50.2               38.0               28.3
        AllianceBernstein income and foreign taxes.........           40.2               32.9               41.4
        Other..............................................            9.9                7.2                5.8
                                                            -----------------   ----------------   -----------------
        Income Tax Expense.................................  $       759.8       $      424.5       $      515.8
                                                            =================   ================   =================


        The Company recognized a net tax benefit in 2006 of $117.7 million. This benefit was related to the settlement of an Internal Revenue Service's ("IRS") audit of the 1997-2001 tax years, partially offset by additional tax reserves established for subsequent tax periods. Of the net tax benefit of $117.7 million, $111.9 million related to the continuing operations and $5.8 million to the discontinued Wind-up Annuities.

        On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61 and the U.S. Department of the Treasury ("Treasury") indicated that it would address the computational issues in a regulation project. Any regulations that Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives.

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2007                  December 31, 2006
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits......  $       --        $      35.4      $      54.6      $       --
        Reserves and reinsurance...............      1,312.2               --           1,160.3              --
        DAC....................................          --             2,735.5            --              2,433.5
        Unrealized investment gains............          --                42.5            --                129.8
        Investments............................          --             1,044.2            --                916.5
        Other..................................         81.5               --               64.1             --
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $   1,393.7      $    3,857.6      $    1,279.0      $   3,479.8
                                                ===============  ================  ===============   ===============


        The IRS is currently examining the Company's 2002 and 2003 Federal corporate income tax returns.

        As a result of the implementation of FIN 48 as of January 1, 2007, the Company recognized a $44.8 million decrease in the amount of unrecognized tax benefits, which was accounted for as an increase to the January 1, 2007 balance of retained earnings. The total amount of unrecognized tax benefits at January 1, 2007 was $371.3 million. Of that total, $276.9 million would affect the effective tax rate and $94.4 million are tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest and penalties, the change in timing of the deduction would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority. At December 31, 2007, the total amount of unrecognized tax benefits was $412.2 million of which $301.9 million would affect the effective rate and $110.3 million was temporary in nature.

        The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2007 and January 1, 2007 were $68.6 million and $46.1 million, respectively. Tax expense for 2007 reflected $22.5 million in interest related to unrecognized tax benefits

        A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                                      2007
                                                                                 ----------------
                                                                                  (IN MILLIONS)

Balance at January 1, 2007 (date of adoption)................................      $      325.2
Additions for tax positions of prior years...................................              19.2
Reductions for tax positions of prior years..................................             (1.5)
Additions for tax positions of current years.................................               3.4
Reductions for tax positions of current years................................               (.3)
Settlements with tax authorities.............................................              (2.4)
Reductions as a result of a lapse of the applicable statute of limitations...               -
                                                                                 ----------------
Balance, End of Year.........................................................      $      343.6
                                                                                 ================


        It is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months due to the conclusion of the current IRS audits. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.


 16)   DISCONTINUED OPERATIONS

        The Company's discontinued operations include Wind-up Annuities, equity real estate held-for-sale and disposal of businesses. The following table reconciles the (Losses) earnings from discontinued operations, net of income taxes and Gains (losses) on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for the three years ended December 31, 2007:


                                                                           2007          2006            2005
                                                                       -------------  ------------   -------------
                                                                                     (IN MILLIONS)

       (LOSSES) EARNINGS FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities.............................................   $     (.1)     $    30.2      $     15.2
       Real estate held-for-sale.....................................        (6.8)           1.1             7.2
       Disposal of business - Enterprise.............................         1.0            (.1)            (.1)
                                                                       -------------  ------------   -------------
       Total.........................................................   $    (5.9)     $    31.2      $     22.3
                                                                       =============  ============   =============

       GAINS (LOSSES) ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held for sale.....................................   $     3.2      $    --        $     --
       Disposal of business - Enterprise.............................         (.4)          (1.9)           --
                                                                       -------------  ------------   -------------
       Total.........................................................   $     2.8      $    (1.9)     $     --
                                                                       =============  ============   =============

        Disposal of Businesses
        ----------------------

        In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise Capital Management, Inc. ("Enterprise") and Enterprise Fund Distributors, Inc., ("EFD") transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust, AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. Of the remaining four funds not included in the GSAM transaction, one fund was liquidated during 2007 and the three remaining funds together had approximately $661.9 million in assets under management as of December 31, 2007. AXA Financial has since entered into agreements to transfer the remaining funds. As a result of management's disposition plan, AXA Enterprise Funds advisory contracts are reported as Discontinued Operations. In 2007 and 2006, respectively, $0.7 million pre-tax ($0.4 million post-tax) and

        $3.0 million pre-tax ($1.9 million post-tax) of transaction costs were recorded as a result of the disposition of the funds. Proceeds received in 2007 on the transfer of the AXA Enterprise Funds totaled $26.3 million.

        In 2007 and 2006, respectively, impairments of $0.7 million pre-tax ($0.4 million post-tax) and $4.1 million pre-tax ($2.7 million post-tax) were recorded on intangible assets associated with investment management contracts based upon estimated fair value. At December 31, 2007 and 2006, total assets related to these operations were zero and $26.5 million, respectively, and were included in Other assets. At December 31, 2007 and 2006 there were no liabilities related to these operations.

        Both the gross and net of accumulated amortization carrying amount of AXA Enterprise Funds related intangible assets were zero and $26.5 million at December 31, 2007 and 2006, respectively. There was no amortization expense related to the AXA Enterprise Funds for 2007, 2006 and 2005, respectively.

        Wind-up Annuities
        -----------------

        In 1991, management discontinued the business of Wind-up Annuities, the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans, and for which a premium deficiency reserve and an allowance for future losses based upon projected future cash flows had been established.

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2007                 2006
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $696.3 and $752.7)..............................  $      705.0         $      764.8
        Equity real estate...................................................         165.0                169.5
        Mortgage loans on real estate........................................           2.2                  2.9
        Other invested assets................................................           1.8                  2.6
                                                                              -----------------    -----------------
          Total investments..................................................         874.0                939.8
        Cash and cash equivalents............................................          --                     .1
        Other assets.........................................................          27.3                 13.7
                                                                              -----------------    -----------------
        Total Assets.........................................................  $      901.3         $      953.6
                                                                              =================    =================

        Policyholders liabilities............................................  $      756.1         $      788.2
        Allowance for future losses..........................................          --                    1.0
        Other liabilities....................................................         145.2                164.4
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $      901.3         $      953.6
                                                                              =================    =================


                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $19.6, $19.0 and $18.4)..............  $        64.9       $       71.3       $       70.0
        Investment (losses) gains, net.....................            (.8)               6.0                (.3)
        Policy fees, premiums and other income.............             .2               --                 --
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           64.3               77.3               69.7
                                                            -----------------   ----------------   -----------------

        Benefits and other deductions......................           79.9               84.7               87.1
        Losses charged to the allowance
          for future losses................................          (15.6)              (7.4)             (17.4)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................           --                 --                 --
        Pre-tax (loss from strengthening) earnings from
          releasing the allowance for future losses........            (.1)              37.1               23.2
        Income tax expense.................................           --                 (6.9)              (8.0)
                                                            -----------------   ----------------   -----------------
        Earnings from Wind-up Annuities....................  $         (.1)      $       30.2       $       15.2
                                                            =================   ================   =================


        The Company's quarterly process for evaluating the need for an allowance for future losses involves comparison of the current period's results of Wind-up Annuities to previous projections and re-estimation of future expected losses, if appropriate, to determine whether an adjustment is required. Investment and benefit cash flow projections are updated annually as part of the Company's annual planning process. These updated assumptions and estimates resulted in releases of the allowance in 2006 and 2005. If the Company's analysis in any given period indicates that an allowance for future losses is not necessary, any current period Wind-up Annuities' operating losses are deferred to the extent that such losses are expected to be offset by reasonably assured future net investing and operating cash flows. Management believes the $18.0 million of deferred operating losses at December 31, 2007 are offset by projections of reasonably assured future net investing and operating cash flows.

        The determination of projected future cash flows involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Wind-up Annuities and the expected run-off of Wind-up Annuities liabilities. There can be no assurance the projected future cash flows will not differ from the cash flows ultimately realized. To the extent actual results or future projections of Wind-up Annuities are lower than management's current estimates and assumptions and result in deferred operating losses not being offset by reasonably assured future net investing and operating cash flows, the difference would be reflected in the consolidated statements of earnings in Wind-up Annuities. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the loss allowance liability or deferred operating loss asset, as applicable, may result.

        Income tax expense for Wind-up Annuities in 2006 included a $5.8 million tax benefit in connection with the settlement of an IRS audit of the 1997-2001 tax years.

        Real Estate Held-For-Sale
        -------------------------

        In 2007 two real estate properties with a total book value of $172.7 million and in 2006 one real estate property with a total book value of $34.3 million that had been previously reported in equity real estate was reclassified as real estate held-for-sale. Prior periods have been restated to reflect these properties as discontinued operations. In third quarter 2007, one of the held-for-sale properties was sold resulting in a gain of $4.9 million ($3.2 million post-tax). At December 31, 2007 and 2006, equity real estate held-for-sale was $121.7 million and $235.4 million, respectively, and was included in Other assets.


17)     ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

        Accumulated other comprehensive (loss) income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Unrealized gains on investments....................  $       103.6       $      282.2       $      432.3
        Defined benefit pensions plans.....................         (371.5)            (449.5)              --
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive (Loss) Income......................  $      (267.9)      $     (167.3)      $      432.3
                                                            =================   ================   =================


        The components of other comprehensive loss for the past three years follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net unrealized (losses) gains on investments:
          Net unrealized (losses) gains arising during
            the year.......................................  $      (357.8)      $     (416.6)      $     (966.2)
          Losses reclassified into net earnings
            during the year................................          (22.7)             (14.8)             (41.9)
                                                            -----------------   ----------------   -----------------
        Net unrealized (losses) gains on investments.......         (380.5)            (431.4)          (1,008.1)
        Adjustments for policyholders liabilities,
            DAC and deferred income taxes..................          201.9              281.3              566.3
                                                             ----------------   -----------------  -----------------

        Change in unrealized losses, net of adjustments....         (178.6)            (150.1)            (441.8)
        Change in defined benefits pension plans...........           78.0               --                 --
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Loss.....................  $      (100.6)      $     (150.1)      $     (441.8)
                                                            =================   ================   =================


18)     COMMITMENTS AND CONTINGENT LIABILITIES

        Debt Maturities
        ---------------

        At December 31, 2007, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity were $248.3 million for 2008, none for 2009-2012 and $200.0 million thereafter.

        Leases
        ------

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2008 and the four successive years are $196.6 million, $196.4 million, $190.8 million, $185.3 million, $152.0 million and $1,957.8 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2008 and the four successive years is $5.5 million, $5.2 million, $5.2 million, $4.8 million, $3.3 million and $13.2 million thereafter.

        At December 31, 2007, the minimum future rental income on non-cancelable operating leases for wholly owned investments in real estate for 2008 and the four successive years is $114.9 million, $115.6 million, $115.5 million, $115.7 million, $116.0 million and $798.1 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under non-cancelable capital leases for 2008 and 2009, the two remaining years, are $0.3 million and $ 0.2.

        Guarantees and Other Commitments
        --------------------------------

        The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2007, these arrangements included commitments by the Company to provide equity financing of $803.1 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $63.8 million of undrawn letters of credit related to reinsurance at December 31, 2007. AXA Equitable had $98.5 million in commitments under existing mortgage loan agreements at December 31,

        2007. In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCBL incurred in the ordinary course of its business in the event SCBL is unable to meet these obligations. During 2007, AllianceBerstein was not required to perform under the agreement and at December 31, 2007 had no liability outstanding in connection with the agreement.


19)     LITIGATION

        A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". The complaint challenged the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs alleged that the change to the cash balance formula violated ERISA by reducing the rate of accruals based on age, failed to comply with ERISA's notice requirements and improperly applied the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violated ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violated ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim was dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In September 2006, the district court granted summary judgment in favor of the defendants. The court ruled that (a) the cash balance provisions of the Equitable Plan do not violate the age discrimination provisions of ERISA, (b) while the notice of plan changes provided to participants in 1990 was not adequate, the notice of plan changes provided to participants in 1992 satisfied the ERISA notice requirements regarding delivery and content, and (c) the claims of the named plaintiffs are barred by statute of limitations. The Court found that other individual class members were not precluded from asserting claims for additional benefit accruals from January 1991 through January 1993 to the extent that such individuals could show that the statute of limitations did not bar their claims. In October 2006, plaintiffs filed a notice of appeal. Defendants have cross-appealed. The appeal has been fully briefed.

        In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled MATTHEW WIGGENHORN V. EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. In June 2005, this case was transferred by the Judicial Panel on Multidistrict Litigation to the U.S. District Court in Maryland, where other market-timing related litigation is pending. In June 2005, plaintiff filed an amended complaint. In July 2005, AXA Equitable filed a motion to dismiss the amended complaint. In June 2006, AXA Equitable's motion to dismiss the amended complaint was granted and, in June 2006, plaintiff appealed. As of April 2007, the appeal is fully briefed.

        In June 2006, AXA Equitable received a demand for arbitration from Centre Life Insurance Company ("Centre Life") seeking to rescind the 100% quota share reinsurance agreement, effective July 1, 2000 between Centre Life and AXA Equitable, under which Centre Life reinsures portions of AXA Equitable's individual disability income insurance business. The arbitration demand alleges that AXA Equitable provided Centre Life with inaccurate and incomplete data upon which Centre Life relied in order to establish the reinsurance premium paid by AXA Equitable as consideration in the transaction. The demand alternatively seeks damages for the increase in reserves Centre Life alleges it was caused to record as a result of the difference in the data it originally relied upon and its present assessment of the data. The demand further alleges that Centre Life has paid expenses relating to the business in excess of its liability under the reinsurance agreement. In July 2007, Centre Life filed an amended arbitration claim, in which Centre Life alleges claims substantially similar to those included in the original arbitration claim and seeks damages of $191.4 million plus statutory interest and attorneys' fees. The arbitration is scheduled for March 2008.

        A putative class action entitled EAGAN ET AL. V. AXA EQUITABLE LIFE INSURANCE COMPANY was filed in the District Court for the Central District of California in December 2006 against AXA Equitable as plan sponsor and fiduciary for an ERISA retiree health plan. The action was brought by two plan participants on behalf of all past and present employees and agents who received retiree medical benefits from AXA Equitable at any time after January 1, 2004, or who will receive such benefits in 2006 or later, excluding certain retired agents. Plaintiffs allege that AXA Equitable's adoption of a revised version of its retiree health plan in 1993 (the "1993 Plan") was not authorized or effective. Plaintiffs contend that AXA Equitable has therefore breached the retiree health plan by imposing the terms of the 1993 Plan on plaintiffs and other retirees. Plaintiffs allege that, even if the 1993 Plan is controlling, AXA Equitable has violated the terms of the retiree health plan by imposing health care costs and coverages on plaintiffs and other retirees that are not authorized under the 1993 Plan. Plaintiffs also allege that AXA Equitable breached fiduciary duties owed to plaintiffs and retirees by allegedly misrepresenting and failing to disclose information to them. The plaintiffs seek compensatory damages, restitution and injunctive relief prohibiting AXA Equitable from violating the terms of the applicable plan, together with interest and attorneys' fees. In March 2007, AXA Equitable filed a motion to dismiss. In July 2007, the plaintiffs filed an amended complaint that (i) redefined the scope of the class to now include all retired employee and independent contractor agents formerly employed by AXA Equitable who received medical benefits after December 1, 2000 or who will receive such benefits in the future, excluding certain retired agents, and (ii) eliminated the claim based on a breach of fiduciary duty and certain claims related to health care costs. In September 2007, AXA Equitable filed its answer to the amended complaint. In October 2007, a discovery and motion schedule was set, with a trial date of May 2009.

        AXA Equitable and/or AXA Advisors LLC is currently the subject of four putative class actions pending in Federal court alleging certain wage and hour violations with regard to certain sales personnel. The cases were filed between July 2006 and September 2007. Each of the cases seek substantially the same relief under essentially the same theories of recovery: violation of the Fair Labor Standards Act for failure to pay minimum wage and overtime and violation of similar provisions under state labor laws in the respective states. In September 2007, the parties agreed to consolidate all four pending cases in the Northern District of California. The cases include the following: MEOLA V. AXA ADVISORS AND AXA EQUITABLE; LENNON V. AXA ADVISORS, ET AL.; BOLEA V. AXA ADVISORS, LLC AND AXA EQUITABLE, ET. AL.; AND DHRUV V. AXA ADVISORS, LLC, ET AL. Plaintiffs seek compensatory damages, restitution of all wages improperly withheld or deducted, punitive damages, penalties, and attorneys' fees.

        ALLIANCEBERNSTEIN LITIGATION

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled HINDO, ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND, ET AL. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint alleges that certain defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating various securities laws.

        Additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein.

        In April 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which AllianceBernstein previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of AllianceBernstein Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the type of matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.


20)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $656.7 million during 2008. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2007, 2006 and 2005, the Insurance Group statutory net income totaled $605.8 million, $532.3 million and $780.4 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $7,812.0 million and $7,907.5 million at December 31, 2007 and 2006, respectively. In 2007, 2006 and 2005, respectively, AXA Equitable paid shareholder dividends of $600.0 million, $600.0 million and $500.0 million.

        At December 31, 2007, the Insurance Group, in accordance with various government and state regulations, had $41.1 million of securities deposited with such government or state agencies.

        At December 31, 2007 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York Insurance Department ("NYID") and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2007.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and
        (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and shareholder's equity on a GAAP basis.

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net change in statutory surplus and
          capital stock....................................  $        71.7       $    1,386.5       $      779.6
        Change in AVR......................................         (167.2)             279.3              260.6
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................          (95.5)           1,665.8            1,040.2
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................          415.1             (144.3)             (56.6)
          DAC..............................................          620.1              674.1              598.0
          Deferred income taxes............................         (677.8)             517.3              227.6
          Valuation of investments.........................            2.8                2.6               40.0
          Valuation of investment subsidiary...............          461.7           (2,122.7)          (1,278.3)
          Change in fair value of guaranteed minimum
             income benefit reinsurance contracts..........            6.9              (14.8)              42.6
          Shareholder dividends paid......................           600.0              600.0              500.0
          Changes in non-admitted assets...................           19.4              (57.4)                .5
          Other, net.......................................         (150.3)             (72.6)             (71.1)
          GAAP adjustments for Wind-up Annuities ..........           31.2               28.8               30.9
                                                            -----------------   ----------------   -----------------
        Consolidated Net Earnings .........................  $     1,233.6       $    1,076.8       $    1,073.8
                                                            =================   ================   =================

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2007               2006                2005
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)

        Statutory surplus and capital stock................  $     6,569.3       $    6,497.6       $    5,111.1
        AVR................................................        1,242.7            1,409.9            1,130.6
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        7,812.0            7,907.5            6,241.7
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (2,270.2)          (2,574.1)          (2,351.0)
          DAC..............................................        9,019.3            8,316.5            7,557.3
          Deferred income taxes............................       (1,089.3)            (627.1)          (1,294.6)
          Valuation of investments.........................          457.1              867.9            1,281.6
          Valuation of investment subsidiary...............       (4,458.3)          (4,920.0)          (2,797.3)
          Fair value of GMIB
             reinsurance contracts.........................          124.7              117.8              132.6
          Non-admitted assets..............................        1,014.5              994.5            1,051.6
          Issuance of surplus notes........................         (524.8)            (524.8)            (524.8)
          Adjustment to initially apply SFAS No.158,
             net of income taxes...........................           --               (449.5)              --
          Other, net.......................................           76.0              433.6              225.4
          GAAP adjustments for Wind-up Annuities...........            1.5              (59.9)             (80.6)
                                                            -----------------   ----------------   ------------------
        Consolidated Shareholder's Equity..................  $    10,162.5       $    9,482.4       $    9,441.9
                                                            =================   ================   ==================


21)     BUSINESS SEGMENT INFORMATION

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2007               2006               2005
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)

       SEGMENT REVENUES:
       Insurance..........................................   $     6,938.0       $     5,966.9     $     5,754.1
       Investment Management (1)..........................         4,561.8             4,002.7           3,265.0
       Consolidation/elimination..........................           (91.4)              (90.0)            (84.7)
                                                            -----------------   ----------------  ------------------
       Total Revenues.....................................   $    11,408.4       $     9,879.6     $     8,934.4
                                                            =================   ================  ==================


       (1) Intersegment investment advisory and other fees of approximately $128.9 million, $120.8 million and $123.7 million for 2007, 2006 and 2005, respectively, are included in total revenues of the Investment Management segment.

       SEGMENT EARNINGS FROM CONTINUING                             2007               2006               2005
          OPERATIONS BEFORE INCOME                          -----------------   ------------------ -----------------
          TAXES AND MINORITY INTEREST:                                             (IN MILLIONS)
       Insurance..........................................   $     1,298.9      $       881.9      $     1,110.0
       Investment Management..............................         1,383.9            1,190.0              924.2
       Consolidation/elimination..........................            --                 --                 --
                                                            -----------------   ------------------ -----------------
       Total Earnings from Continuing Operations
          before Income Taxes and Minority Interest.......   $     2,682.8      $     2,071.9      $     2,034.2
                                                            =================   ================== =================


                                                                       DECEMBER 31,
                                                            ------------------------------------
                                                                  2007               2006
                                                            -----------------   ----------------
                                                                        (IN MILLIONS)

       SEGMENT ASSETS:
       Insurance..........................................   $   144,962.2       $   133,047.0
       Investment Management..............................        14,962.7            16,239.4
       Consolidation/elimination..........................             1.1                 (.3)
                                                            -----------------   ----------------
       Total Assets.......................................   $   159,926.0       $   149,286.1
                                                            =================   ================


        In accordance with SEC regulations, securities with a fair value of $2.37 billion and $2.01 billion have been segregated in a special reserve bank custody account at December 31, 2007 and 2006, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").


22)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2007 and 2006 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)
        2007
        ----
        Total Revenues................  $     2,677.9      $     2,608.2       $    2,938.5         $    3,183.8
                                       =================  =================   ==================   ==================

        Earnings from
          Continuing Operations.......  $       295.7      $       232.0       $      356.6         $      352.4
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       299.6      $       218.2       $      362.4         $      353.4
                                       =================  =================   ==================   ==================

        2006
        ----
        Total Revenues................  $     2,241.6      $     2,607.3       $    2,413.3         $    2,617.4
                                       =================  =================   ==================   ==================

        Earnings from
          Continuing Operations.......  $       232.5      $       315.3       $      280.5         $      219.2
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       235.2      $       314.2       $      308.6         $      218.8
                                       =================  =================   ==================   ==================


AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2008, TO THE EQUI-VEST(SM)
EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS DATED MAY 1, 2008

--------------------------------------------------------------------------------



This Supplement modifies certain information in the prospectus dated May 1, 2008 (the "Prospectus") for EQUI-VEST(SM) Employer-Sponsored Retirement programs, deferred variable annuity contracts offered by AXA Equitable Life Insurance Company ("AXA Equitable"). AXA Equitable offers its EQUI-VEST(SM) Series 100 and 200 TSA contracts to participants in the TSA plan for the Detroit Board of Education. This Supplement describes the material differences between the Series 100 and 200 TSA plan for the Detroit Board of Education and the EQUI-VEST(SM) Series 100 and 200 TSA contracts described in the Prospectus. Terms in this Supplement have the same meaning as in the Prospectus.


o ANNUAL ADMINISTRATIVE CHARGE. The annual administrative charge is waived; therefore all references in the prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.
















          FOR USE ONLY WITH DETROIT BOARD OF EDUCATION TSA CONTRACTS

     EQUI-VEST(SM) is issued by and is a service mark of AXA Equitable Life
                      Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.

   Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234


Form No. 888-1413                                             Catalog No. 138435

                                                                          x02006

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2008 TO EQUI-VEST(SM) EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS DATED MAY 1, 2008


FOR EMPLOYEES OF ALLEGHENY COUNTY, PENNSYLVANIA
--------------------------------------------------------------------------------


This Supplement modifies certain information contained in the prospectus dated May 1, 2008 ("Prospectus") as it relates to the Series 200 EDC Contracts offered by AXA Equitable Life Insurance Company ("AXA Equitable"). The Series 200 EDC Contracts, modified as described below (the "Modified EDC Contracts"), are offered to employees of Allegheny County, Pennsylvania, on the basis described in the Prospectus, except that the withdrawal charge and annual administrative charge applicable to the Modified EDC Contracts will be as follows:


o WITHDRAWAL CHARGE. The withdrawal charge schedule for the Modified EDC Contract is as follows:


--------------------------------------------------------------
      Contract Year(s)        Withdrawal Charge
--------------------------------------------------------------
           1                       6%
           2                       5
           3                       4
           4                       3
           5                       2
           6+                      0
--------------------------------------------------------------

This table replaces the table in the Prospectus under "Withdrawal charge for series 100 and 200 contracts" under the heading "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts" in "Charges and expenses."

No withdrawal charge will apply in the event of the:
     -- Death
     -- Disability
     -- Separation from service from Allegheny County
     -- Retirement of the participant.

o ANNUAL ADMINISTRATIVE CHARGE.The annual administrative charge is waived; therefore all references in the Prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.


Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).















     EQUI-VEST(SM) is issued by and is a service mark of AXA Equitable Life
                       Insurance Company (AXA Equitable).
   Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC.
                1290 Avenue of the Americas, New York, NY 10104.

   Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234


                                                                          x02007

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2008 TO THE MAY 1, 2008 EQUI-VEST(SM)
EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS, SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR:


EQUI-VEST(SM) TSA SERIES 200 CERTIFICATES AND CONTRACTS (THE "MODIFIED TSA CONTRACTS") FOR BROWARD COUNTY PUBLIC SCHOOLS, FLORIDA
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplement to prospectus and SAI, as supplemented to date (together, the "Prospectus"), for EQUI-VEST(SM) employer-sponsored retirement programs offered by AXA Equitable Life Insurance Company ("AXA Equitable").

AXA Equitable offers the Modified TSA Contracts as described below, to participants in the TSA Plan for Broward County Public Schools, Florida. This Supplement describes the material differences between the Modified TSA Contracts and the EQUI-VEST(SM) series 200 contracts described in the Prospectus. Terms in this Supplement have the same meaning as in the Prospectus. Material differences between the Modified TSA Contracts and the TSA provisions described in the EQUI-VEST(SM) series 200 Prospectus include the following:

A. Administrative charge. The annual administrative charge is waived; therefore, all references in the Prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

B. Withdrawal charges. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed:

1. The next to the last bullet in "Additional features" under "EQUI-VEST(SM) employer-sponsored retirement programs at a glance--key features" is deleted in its entirety and replaced by the following: Waiver of withdrawal charge under certain circumstances and contracts. See "Charges and expenses" later in this prospectus.

2. In the section "Charges and expenses" of the Prospectus, under "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts" the following is added after the bullet under the heading "No withdrawal charge applies under a TSA or EDC (subject to state availability) contract if:" FOR THE MODIFIED TSA CONTRACTS ONLY:

No withdrawal charge applies for the Modified TSA Contracts if:

(1)  the participant has retired from employment;

(2)  the participant has separated from service at any time;

(3)  the participant has reached age 59-1/2;

(4) the amount withdrawn is intended to satisfy the minimum distribution requirements;

(5) the employer certifies to us that the amount withdrawn is a "hardship withdrawal" pursuant to applicable Treasury Regulations;

(6)  the participant is disabled (special federal income definition);

(7) we receive proof satisfactory to us that the participant's life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician);

(8) the amount withdrawn is attributable to contributions that were made prior to 1/1/1989, and any earnings credited on such contributions prior to 1/1/1989;

(9) the participant is rolling over funds as a result of one of the distributable events in (1), (2), (3) and (6) above and (10) below for spousal beneficiaries only, or rollover of unrestricted funds in (8) from EQUI-VEST to another third-party provider;

(10) the participant dies and a death benefit is payable to the beneficiary;

(11) the withdrawal is made to purchase a payout annuity from AXA Equitable.



Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).



                FOR USE ONLY WITH TSA CERTIFICATES/CONTRACTS OF
                    BROWARD COUNTY PUBLIC SCHOOLS, FLORIDA
                                                                          x02008

     EQUI-VEST(SM) is issued by and is a service mark of AXA Equitable Life
                      Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.

   Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2008 TO THE MAY 1, 2008 EQUI-VEST(SM)
EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS, SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR:


EQUI-VEST(SM) TSA SERIES 100 AND 200 CERTIFICATES AND CONTRACTS AND EDC SERIES 200 CONTRACTS (THE "MODIFIED CONTRACTS") FOR CHARLOTTE-MECKLENBERG PUBLIC SCHOOLS, NORTH CAROLINA.

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplement to prospectus and SAI, as supplemented to date (together, the "Prospectus"), for EQUI-VEST(SM) employer-sponsored retirement programs offered by AXA Equitable Life Insurance Company ("AXA Equitable"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.

AXA Equitable offers the Modified Contracts described below to participants in the TSA and EDC Plans for Charlotte-Mecklenberg Public Schools, North Carolina. This Supplement describes the material differences between the Modified Contracts and the EQUI-VEST(SM) series 100 and 200 contracts described in the Prospectus. Terms in this Supplement have the same meaning as in the Prospectus. Material differences between the Modified Contracts and the TSA and EDC provisions described in the series 100 and 200 prospectus include the following:

A. Administrative charge. The annual administrative charge is waived; therefore, all references in the Prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

B. Withdrawal charges. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed:

1. The next to last bullet in "Additional features" under "EQUI-VEST(SM) employer-sponsored retirement programs at a glance - key features" is deleted in its entirety and replaced with the following:

     o Waiver of withdrawal charge under certain circumstances and contracts. See "Charges and expenses" later in this Prospectus.

2. In the section "Charges and expenses" of the Prospectus, under "Withdrawal charge for series 100 and 200 contracts," "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts," the fifth paragraph and bulleted statement that follow that paragraph are replaced with the following:

     No withdrawal charge applies under TSA or EDC contracts if:

     o    The annuitant separates from service at any time;

     o The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration or is totally disabled;

     o    The annuitant retires from employment;

     o The annuitant makes a withdrawal to satisfy minimum distribution requirements; or

     o The annuitant elects a withdrawal that qualifies as a hardship withdrawal (or for EDC, an unforeseeable emergency withdrawal) under the Internal Revenue Code.

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).



FOR USE WITH TSA and EDC CERTIFICATES/CONTRACTS OF CHARLOTTE-MECKLENBERG PUBLIC
                                    SCHOOLS

                                 NORTH CAROLINA


     EQUI-VEST(SM) is issued by and is a service mark of AXA Equitable Life
                       Insurance Company (AXA Equitable).
   Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC.
                1290 Avenue of the Americas, New York, NY 10104.

   Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234


888-1359                                                                 x02009

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 1, 2008 TO THE MAY 1, 2008 EQUI-VEST(SM)
EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS, SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR:


EQUI-VEST(SM) TSA series 100 and 200 certificates and contracts and EDC series 200 contracts (the "Modified Contracts") for the Douglas County School District, Colorado.

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplement to prospectus and SAI, as supplemented to date (together, the "Prospectus"), for EQUI-VEST(SM) employer-sponsored retirement programs offered by AXA Equitable Life Insurance Company ("AXA Equitable").

AXA Equitable offers the Modified Contracts described below to participants in the TSA and EDC Plans for the Douglas County School District, Colorado. This Supplement describes the material differences between the Modified Contracts and the EQUI-VEST(SM) series 100 and 200 certificates/contracts described in the Prospectus. Terms in this Supplement have the same meaning as in the Prospectus. Material differences between the Modified Contracts and the TSA and EDC provisions described in the series 100 and 200 prospectus include the following:

A. Administrative charge. The annual administrative charge is waived; therefore, all references in the Prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

B. Withdrawal charges. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed:

     1. The next to last bullet in "Additional features" under "EQUI-VEST(SM) employer-sponsored retirement programs at a glance -- key features" is deleted in its entirety and replaced with the following:

     o Waiver of withdrawal charge under certain circumstances and contracts. See "Charges and expenses" later in this Prospectus.

     2. In the section "Charges and expenses" of the Prospectus, under "Withdrawal charge for series 100 and 200 contracts," "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts," the fifth paragraph and bulleted statement that follow that paragraph are replaced with the following:

           No withdrawal charge applies under TSA or EDC contracts if:

     o     The annuitant separates from service at any time;

     o The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration or is totally disabled;

     o The annuitant makes a withdrawal to satisfy minimum distribution requirements;

     o The annuitant elects a withdrawal that qualifies as a hardship withdrawal (or for EDC, an unforeseeable emergency withdrawal) under the Internal Revenue Code;

     o We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less;

     or

     o The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care services, or
     (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

         -- its main function is to provide skilled, intermediate or custodial nursing care;

         --  it provides continuous room and board to three or more persons;

         --  it is supervised by a registered nurse or licensed practical nurse;

         --  it keeps daily medical records of each patient;

         --  it controls and records all medications dispensed; and

         --  its primary service is other than to provide housing for residents.


For use with TSA and EDC certificates/contracts of the Douglas County School
                               District, Colorado
                                                                          x02010

C. Current total Separate Account A annual expenses. The following changes are made to reflect a change in the current total Separate Account A annual expenses:

     1. The following sentence is added at the end of the first bullet in "Fees and charges" under the "EQUI-VEST(SM) employer-sponsored retirement programs at a glance -- key features" in the Prospectus:

         For series 100 and 200 Modified Contracts only, we deduct a daily charge on amounts invested in the variable investment options for mortality and expense risks and other expenses at a current annual rate of 0.90%.

     2. The following footnote(+) is added to "Maximum total Separate Account A annual expenses" under "Fee table" in the Prospectus:

     (+) For Modified Contracts, the current total Separate Account A annual charge is 0.90% of the value of the assets in each variable investment option (this reflects a decrease in the current charge for the mortality and expense risk charge or other expenses).

     3. The section entitled, "Charges under the contracts" under "Charges and expenses" is modified as follows:

         MORTALITY AND EXPENSE RISKS CHARGE. The following information replaces the first paragraph (including the chart) of this section:

         We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit. The daily charge is equivalent to an annual rate of 0.65% of the net assets in each of the variable investment options.

         CHARGE FOR OTHER EXPENSES. The following information replaces this section in its entirety:

         We deduct a daily charge from the net assets in each variable investment option to reimburse us for the cost of financial accounting services we provide under the contracts. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each of the variable investment options.

D. Condensed Financial Information. The unit values and number of units outstanding shown below as of December 31, 2007 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.

EQUI-VEST(SM) Modified Douglas County School District

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2007.





------------------------------------------------------------------------------------------------------
                                                      For the years ending December 31,
                                        --------------------------------------------------------------
                                              2003         2004         2005         2006         2007
------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------
  Unit value                              $ 109.27     $ 121.06     $ 129.64     $ 151.47     $ 159.36
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --            1            1            5            9
------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------
  Unit value                              $ 102.27     $ 107.45     $ 109.09     $ 115.00     $ 120.57
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --            1            1            2
------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------
  Unit value                              $ 104.26     $ 111.33     $ 113.91     $ 122.77     $ 128.34
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --            1            2            4            7
------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------
  Unit value                              $ 163.61     $ 176.72     $ 183.99     $ 201.66     $ 212.90
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           43           46           56           60           67
------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------
  Unit value                              $ 108.08     $ 119.63     $ 126.46     $ 143.50     $ 151.29
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --            3            6           16           35
------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------
  Unit value                              $ 175.55     $ 199.03     $ 206.24     $ 226.80     $ 233.16
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           44           45           65           65           67
------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------
  Unit value                              $ 149.21     $ 151.11     $ 151.99     $ 155.73     $ 165.32
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            3            2            3            3            3
------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------
  Unit value                              $ 109.44     $ 128.49     $ 147.18     $ 180.59     $ 200.46
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           18           20           28           31           36
------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------
  Unit value                              $  59.16     $  63.54     $  72.38     $  71.34     $  80.58
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            3            3            4            6            9
------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------
  Unit value                              $ 157.69     $ 162.53     $ 164.70     $ 169.90     $ 176.45
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            2            3            5            4            6
------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------
  Unit value                              $ 143.04     $ 161.98     $ 179.44     $ 194.31     $ 225.25
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            6            7           11           11           12
------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------
  Unit value                              $ 104.15     $ 117.09     $ 122.34     $ 147.18     $ 139.22
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            3            7           13           18           16
------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------
  Unit value                              $  99.57     $ 102.25     $ 108.95     $ 109.53     $ 112.11
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------
  Unit value                              $ 144.90     $ 158.78     $ 161.99     $ 194.11     $ 194.62
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            3            4            9            9           12
------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------
  Unit value                              $  97.27     $ 117.26     $ 128.80     $ 160.43     $ 175.18
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            5            6           10           14           20
------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------
  Unit value                                    --     $ 107.08     $ 112.64     $ 129.46     $ 133.03
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --            1            1            2
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                     For the years ending December 31,
------------------------------------------------------------------------------------------------------
                                             2003        2004        2005        2006         2007
------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------
  Unit value                              $ 81.01    $  83.16    $  89.61    $  93.45     $ 103.84
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           1           1           2           3            3
------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------
  Unit value                              $ 67.15    $  70.23    $  73.16    $  77.86     $  81.39
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           1           1           1           1            1
------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------
  Unit value                              $106.04    $ 116.55    $ 122.50    $ 136.03     $ 137.03
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           7           8          14          14           25
------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------
  Unit value                                   --          --    $ 104.28    $ 111.58     $ 113.67
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --          --            1
------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------
  Unit value                                   --          --          --          --     $  97.21
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --          --            1
------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------
  Unit value                              $173.95    $ 190.50    $ 197.59    $ 225.93     $ 235.57
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          10          14          23          26           28
------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------
  Unit value                                   --          --    $  97.60    $ 100.03     $ 108.35
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --          --            1
------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------
  Unit value                              $ 79.22    $  84.03    $  86.57    $  90.83     $ 100.21
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           1           1           2           3            2
------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------
  Unit value                              $ 98.80    $ 113.60    $ 119.75    $ 132.35     $ 141.69
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           4           6          15          19           24
------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------
  Unit value                                   --          --          --    $ 104.43     $ 105.62
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --          --            7
------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------
  Unit value                                   --          --          --    $ 108.37     $  98.12
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --          --           --
------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------
  Unit value                                   --          --          --          --     $  95.43
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --          --            1
------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------
  Unit value                                   --          --    $ 105.35    $ 117.15     $ 120.07
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --          --           --
------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------
  Unit value                                   --    $ 113.34    $ 117.17    $ 137.99     $ 149.46
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           1           2            5
------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------
  Unit value                              $ 90.25    $ 101.61    $ 117.94    $ 139.38     $ 159.14
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           1           2           4           5            5
------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------
  Unit value                                   --          --    $ 115.34    $ 143.61     $ 165.37
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --          --           1            2
------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------
  Unit value                              $110.17    $ 113.65    $ 115.13    $ 118.73     $ 121.31
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           1           2           3           4            6
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                       For the years ending December 31,
------------------------------------------------------------------------------------------------------
                                             2003         2004         2005         2006         2007
------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------
  Unit value                              $ 98.05     $ 107.74     $ 109.96     $ 132.37     $ 129.59
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           2            1            5            5            7
------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------
  Unit value                              $ 81.18     $  89.62     $  95.21     $ 106.56     $ 109.70
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           1            1            1            1            1
------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------
  Unit value                              $ 81.47     $  90.93     $  87.96     $ 104.93     $ 120.23
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           6            7           25           26           26
------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------
  Unit value                                   --           --     $ 106.52     $ 112.77     $ 105.13
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --            1            1
------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------
  Unit value                                   --           --     $ 100.29     $ 101.20     $ 107.70
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --            1            1
------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------
  Unit value                                   --           --     $ 106.30     $ 123.48     $ 126.61
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --            1            1
------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------
  Unit value                                   --           --     $ 105.93     $ 118.30     $ 129.75
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --           --           --
------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------
  Unit value                                   --           --     $ 111.82     $ 124.58     $ 124.17
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --           --            2
------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------
  Unit value                              $120.75     $ 132.24     $ 145.08     $ 157.18     $ 177.63
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           3            5           11           16           21
------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------
  Unit value                              $100.68     $ 117.59     $ 129.73     $ 144.61     $ 141.01
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           5            8           15           16           19
------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------
  Unit value                              $127.81     $ 127.96     $ 130.47     $ 135.41     $ 140.86
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           2            2           19           19           26
------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------
  Unit value                                   --     $ 104.76     $ 109.43     $ 117.07     $ 140.16
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --           --            1
------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --     $ 107.25     $ 108.03
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --            1            1
------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --     $ 111.10     $ 116.38
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --           --            1
------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --           --     $  95.45
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --           --           --
------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --     $ 111.14     $ 108.19
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --           --            1
------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------
  Unit value                                   --           --     $  99.64     $  99.13     $ 109.51
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --           --            7
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                       For the years ending December 31,
------------------------------------------------------------------------------------------------------
                                              2003         2004         2005         2006         2007
------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------
  Unit value                                    --           --     $ 100.09     $ 103.12     $ 107.62
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------
  Unit value                              $ 118.42     $ 138.09     $ 142.68     $ 166.44     $ 161.92
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            1            2            5            6            7
------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------
  Unit value                                    --     $ 111.33     $ 114.73     $ 109.14     $ 115.97
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --            4
------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --     $ 107.73     $ 108.98
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --            1            1
------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------
  Unit value                                    --     $ 109.34     $ 118.12     $ 133.62     $ 133.96
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --           --
------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------
  Unit value                                    --           --     $ 104.60     $ 120.15     $ 116.08
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --            1            1
------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------
  Unit value                              $ 134.89     $ 165.33     $ 217.56     $ 295.50     $ 415.87
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            2            2            2            6            9
------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------
  Unit value                                    --           --     $ 124.11     $ 134.38     $ 163.01
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --            1            3
------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --     $  83.06
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --           --           --            9
------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------
  Unit value                              $  86.37     $  96.18     $ 103.39     $ 107.97     $ 119.48
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           49           50           54           53           52
------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------------
  Unit value                              $ 110.22     $ 113.47     $ 114.42     $ 117.67     $ 123.90
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --            1            2            2            3
------------------------------------------------------------------------------------------------------
 Multimanager Health Care
------------------------------------------------------------------------------------------------------
  Unit value                              $ 100.74     $ 111.95     $ 118.66     $ 123.63     $ 133.49
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --            1            2            3            3
------------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------------
  Unit value                              $ 130.87     $ 141.28     $ 144.66     $ 157.99     $ 161.88
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            2            2            4            4            5
------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------
  Unit value                              $ 104.39     $ 121.98     $ 139.55     $ 173.31     $ 193.09
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --            1            2            4            5
------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------
  Unit value                              $  97.48     $ 105.95     $ 112.07     $ 126.14     $ 131.25
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --           --            1           --            1
------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------
  Unit value                              $  88.25     $  93.28     $  99.37     $  98.58     $ 108.68
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --            1            2           --            4
------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------
  Unit value                              $ 103.20     $ 117.02     $ 124.20     $ 146.87     $ 150.84
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --            1            2            2            3
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                      For the years ending December 31,
------------------------------------------------------------------------------------------------------
                                             2003        2004         2005         2006         2007
------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------
  Unit value                              $ 86.54    $  95.83     $ 102.93     $ 111.81     $ 123.99
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           1           1            3            3            4
------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------
  Unit value                              $103.15    $ 117.75     $ 125.26     $ 142.42     $ 141.27
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           1           1            2            2            3
------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------
  Unit value                                   --    $ 114.70     $ 122.18     $ 133.44     $ 137.10
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --            1            1            3
------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------
  Unit value                              $155.30    $ 180.23     $ 186.98     $ 215.15     $ 192.22
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           2           4            9           10           13
------------------------------------------------------------------------------------------------------
 Multimanager Technology
------------------------------------------------------------------------------------------------------
  Unit value                              $ 88.87    $  92.46     $ 101.96     $ 108.42     $ 127.01
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           4            6            6            6
------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
------------------------------------------------------------------------------------------------------
  Unit value                                   --          --           --     $ 108.47     $ 115.27
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --            1
------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
------------------------------------------------------------------------------------------------------
  Unit value                                   --          --           --     $ 109.42     $ 116.42
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --
------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
------------------------------------------------------------------------------------------------------
  Unit value                                   --          --           --     $ 110.31     $ 117.39
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --            1
------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
------------------------------------------------------------------------------------------------------
  Unit value                                   --          --           --     $ 111.10     $ 118.69
------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --
------------------------------------------------------------------------------------------------------



Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).






















EQUI-VEST(SM) is issued by and is a service mark of AXA Equitable Life
                      Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.

   Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2008 TO THE MAY 1, 2008 EQUI-VEST(SM)
EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS, SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR:


EQUI-VEST(SM) TSA SERIES 200 CERTIFICATES AND CONTRACTS (THE "MODIFIED TSA CONTRACTS") FOR FROEDTERT MEMORIAL LUTHERAN HOSPITAL

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplement to prospectus and SAI, as supplemented to date (together, the "Prospectus"), for EQUI-VEST(SM) employer-sponsored retirement programs offered by AXA Equitable Life Insurance Company ("AXA Equitable").

AXA Equitable offers the Modified TSA Contracts as described below, to participants in the TSA Plan for Froedtert Memorial Lutheran Hospital. This Supplement describes the material differences between the Modified TSA Contracts and the EQUI-VEST(SM) series 200 contracts described in the Prospectus. Terms in this Supplement have the same meaning as in the Prospectus. Material differences between the Modified TSA Contracts and the TSA provisions described in the EQUI-VEST(SM) series 200 Prospectus include the following:

A. Administrative charge. The annual administrative charge is waived; therefore, all references in the Prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

B. Withdrawal charges. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed: 1. The next to the last bullet in "Additional features" under "EQUI-VEST(SM) employer-sponsored retirement programs at a glance--key features" is deleted in its entirety and replaced by the following:

o Waiver of withdrawal charge under certain circumstances and contracts. See "Charges and expenses" later in this prospectus.

2. In the section "Charges and expenses" of the Prospectus, under "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts" the sentence "No withdrawal charge applies under a TSA or EDC (subject to state availability) contract if:" and bullet thereunder are deleted in their entirety FOR THE MODIFIED TSA CONTRACTS ONLY, and replaced by the following:


In addition to the foregoing exceptions, no withdrawal charge applies for the Modified TSA Contracts if:

o   the participant has retired from employment;

o   the participant has separated from service at any time;

o the participant has qualified to receive Social Security benefits as certified by the Social Security Administration, or is totally disabled as defined in the contract;

o The amount withdrawn is intended to satisfy the Code's minimum distribution requirements (Section 401(a)(9), applicable after the participant turns age 70-1/2);

o The employer certifies to us that the amount withdrawn is defined as a "hardship withdrawal" pursuant to applicable Treasury Regulations.

C. Current total Separate Account A annual expenses. The following changes are made to reflect a change in the current total Separate Account A annual expenses:

1. The first bullet in "Fees and charges" under the "EQUI-VEST(SM) employer-sponsored retirement programs at a glance--key features" in the Prospectus is modified as follows:

o For series 200 Modified TSA Contracts, we deduct a daily charge on amounts invested in the variable investment options for mortality and expense risks and other expenses at a current annual rate of 0.90%.

2. The following footnote (+) is added to "Maximum total Separate Account A annual expenses " under "Fee table" in the Prospectus:

     (+) For the Modified TSA contracts, the current total Separate Account A annual charge is 0.90% of the value of the assets in each variable investment option (this reflects a decrease in the current charge for the mortality and expense risk charge).


                FOR USE ONLY WITH TSA CERTIFICATES/CONTRACTS OF
                     FROEDTERT MEMORIAL LUTHERAN HOSPITAL
                              MILWAUKEE, WISCONSIN
                                                                          X02011

  Under "Charges under the contracts" in the "Charges and expenses" section of the Prospectus, the following changes are made: 3.

o The chart under "Mortality and expense risks charge" is replaced by the following:


--------------------------------------------------------------------------------
              EQ/AllianceBernstein Common Stock      All Other Variable
                   EQ/Money Market Options         Investment Options
--------------------------------------------------------------------------------
                          Series                         Series
             200                                  200
          ----------------------------------------------------------------------

  Current   0.65%                                0.65%
  Maximum   1.24%                                1.09%
--------------------------------------------------------------------------------

4.  Condensed Financial Information


The unit values and number of units outstanding shown below as of December 31, 2007 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.




EQUI-VEST(SM) Modified TSA Froedtert Memorial Lutheran Hospital

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2007


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                              ending December 31,
                                                                                      ----------------------------------------------
                                                                                                2003         2004
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.27     $ 121.06
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.27     $ 107.45
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.26     $ 111.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 163.61     $ 176.72
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              43           46
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 108.08     $ 119.63
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 175.55     $ 199.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              44           45
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 149.21     $ 151.11
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.44     $ 128.49
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              18           20
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  59.16     $  63.54
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 157.69     $ 162.53
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 143.04     $ 161.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               6            7
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.15     $ 117.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            7
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                         -------------------------------------------
                                                                                                2005         2006         2007
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 129.64     $ 151.47     $ 159.36
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            5            9
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.09     $ 115.00     $ 120.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1            2
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 113.91     $ 122.77     $ 128.34
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            4            7
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 183.99     $ 201.66     $ 212.90
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              56           60           67
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 126.46     $ 143.50     $ 151.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               6           16           35
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 206.24     $ 226.80     $ 233.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              65           65           67
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 151.99     $ 155.73     $ 165.32
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            3            3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 147.18     $ 180.59     $ 200.46
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              28           31           36
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  72.38     $  71.34     $  80.58
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4            6            9
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 164.70     $ 169.90     $ 176.45
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               5            4            6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 179.44     $ 194.31     $ 225.25
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              11           11           12
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 122.34     $ 147.18     $ 139.22
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              13           18           16
------------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(SM) Modified TSA Froedtert Memorial Lutheran Hospital

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2007 (continued)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                    ------------------------------------------------
                                                                                                2003        2004
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 99.57     $ 102.25
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $144.90     $ 158.78
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              3            4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 97.27     $ 117.26
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              5            6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 107.08
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 81.01     $  83.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 67.15     $  70.23
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $106.04     $ 116.55
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              7            8
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $173.95     $ 190.50
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             10           14
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 79.22     $  84.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 98.80     $ 113.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              4            6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                         -------------------------------------------
                                                                                                2005         2006         2007
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 108.95     $ 109.53     $ 112.11
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 161.99     $ 194.11     $ 194.62
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               9            9           12
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 128.80     $ 160.43     $ 175.18
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              10           14           20
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 112.64     $ 129.46     $ 133.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  89.61     $  93.45     $ 103.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            3            3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  73.16     $  77.86     $  81.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 122.50     $ 136.03     $ 137.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              14           14           25
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.28     $ 111.58     $ 113.67
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $  97.21
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 197.59     $ 225.93     $ 235.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              23           26           28
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  97.60     $ 100.03     $ 108.35
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  86.57     $  90.83     $ 100.21
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            3            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 119.75     $ 132.35     $ 141.69
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              15           19           24
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 104.43     $ 105.62
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            7
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 108.37     $  98.12
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $  95.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
------------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(SM) Modified TSA Froedtert Memorial Lutheran Hospital

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2007 (continued)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                       ---------------------------------------------
                                                                                                2003        2004
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 113.34
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 90.25     $ 101.61
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $110.17     $ 113.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 98.05     $ 107.74
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 81.18     $  89.62
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 81.47     $  90.93
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              6            7
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $120.75     $ 132.24
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              3            5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $100.68     $ 117.59
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              5            8
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $127.81     $ 127.96
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2            2
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                       ---------------------------------------------
                                                                                                2005         2006         2007
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 105.35     $ 117.15     $ 120.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 117.17     $ 137.99     $ 149.46
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            2            5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 117.94     $ 139.38     $ 159.14
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4            5            5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 115.34     $ 143.61     $ 165.37
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 115.13     $ 118.73     $ 121.31
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            4            6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.96     $ 132.37     $ 129.59
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               5            5            7
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  95.21     $ 106.56     $ 109.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  87.96     $ 104.93     $ 120.23
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              25           26           26
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.52     $ 112.77     $ 105.13
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 100.29     $ 101.20     $ 107.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.30     $ 123.48     $ 126.61
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 105.93     $ 118.30     $ 129.75
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.82     $ 124.58     $ 124.17
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 145.08     $ 157.18     $ 177.63
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              11           16           21
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 129.73     $ 144.61     $ 141.01
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              15           16           19
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 130.47     $ 135.41     $ 140.86
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              19           19           26
------------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(SM) Modified TSA Froedtert Memorial Lutheran Hospital

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2007 (continued)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                              ending December 31,
                                                                                        --------------------------------------------
                                                                                                2003         2004
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 104.76
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.42     $ 138.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 111.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 109.34
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 134.89     $ 165.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  86.37     $  96.18
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              49           50
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                      ----------------------------------------------
                                                                                                2005         2006         2007
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.43    $  117.07     $ 140.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  107.25     $ 108.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  111.10     $ 116.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $  95.45
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  111.14     $ 108.19
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  99.64    $   99.13     $ 109.51
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            7
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 100.09    $  103.12     $ 107.62
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 142.68    $  166.44     $ 161.92
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               5            6            7
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.73    $  109.14     $ 115.97
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --       107.73     $ 108.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.12    $  133.62     $ 133.96
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.60    $  120.15     $ 116.08
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 217.56    $  295.50     $ 415.87
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            6            9
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 124.11    $  134.38     $ 163.01
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $  83.06
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            9
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.39    $  107.97     $ 119.48
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              54           53           52
------------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(SM) Modified TSA Froedtert Memorial Lutheran Hospital

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2007 (continued)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                              ending December 31,
                                                                                      ----------------------------------------------
                                                                                                2003         2004
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 110.22     $ 113.47
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 100.74     $ 111.95
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 130.87     $ 141.28
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            2
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.39     $ 121.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  97.48     $ 105.95
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  88.25     $  93.28
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.20     $ 117.02
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  86.54     $  95.83
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.15     $ 117.75
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 114.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 155.30     $ 180.23
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            4
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  88.87     $  92.46
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            4
------------------------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                       ---------------------------------------------
                                                                                                2005         2006         2007
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.42     $ 117.67     $ 123.90
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            2            3
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.66     $ 123.63     $ 133.49
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            3            3
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 144.66     $ 157.99     $ 161.88
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4            4            5
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 139.55     $ 173.31     $ 193.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            4            5
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 112.07     $ 126.14     $ 131.25
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           --            1
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  99.37     $  98.58     $ 108.68
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2           --            4
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 124.20     $ 146.87     $ 150.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            2            3
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.93     $ 111.81     $ 123.99
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            3            4
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 125.26     $ 142.42     $ 141.27
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            2            3
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 122.18     $ 133.44     $ 137.10
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1            3
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 186.98     $ 215.15     $ 192.22
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               9           10           13
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 101.96     $ 108.42     $ 127.01
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               6            6            6
------------------------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 108.47     $ 115.27
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 109.42     $ 116.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 110.31     $ 117.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 111.10     $ 118.69
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).











                FOR USE ONLY WITH TSA CERTIFICATES/CONTRACTS OF
                     FROEDTERT MEMORIAL LUTHERAN HOSPITAL
                              MILWAUKEE, WISCONSIN


EQUI-VEST(SM) is issued by and is a service mark of AXA Equitable Life
                      Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.

   Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2008 TO EQUI-VEST(SM) EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS DATED MAY 1, 2008


--------------------------------------------------------------------------------


This Supplement modifies certain information in the above-referenced prospectus or supplement to prospectus dated May 1, 2008 (together, the "Prospectus") for EQUI-VEST(SM) employer-sponsored retirement programs deferred variable annuity contracts offered by AXA Equitable Life Insurance Company ("AXA Equitable").


AXA Equitable offers a modified version of its EQUI-VEST(SM) Series 200 TSA contracts (the "Modified TSA Agreement") only to participants in qualifying retirement programs of certain nonprofit healthcare organizations. This Supplement describes the material differences between the Modified TSA Agreement and the EQUI-VEST(SM) Series 200 TSA contract described in the Prospectus. Terms in this Supplement have the same meaning as in the Prospectus.

Material differences between the Modified TSA Agreement and the TSA provisions described in the EQUI-VEST(SM) Prospectus include the following:
o WITHDRAWAL CHARGE. The withdrawal charge schedule for the Modified TSA Agreement is as follows:


---------------------------------------------------------
      Contract Year(s)           Withdrawal Charge
---------------------------------------------------------
           1                          6%
           2                          5
           3                          4
           4                          3
           5                          2
           6+                         0
---------------------------------------------------------

This table replaces the EQUI-VEST(SM) Series 200 withdrawal charge table in "Withdrawal charge for series 100 and 200 contracts" under the heading "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts" in "Charges and expenses."

o EXCEPTIONS TO THE WITHDRAWAL CHARGE. For the modified TSA Agreement, the withdrawal charge section in "Charges and expenses" has been revised to add the following waivers:

     No charge will be applied to any amount withdrawn from the Modified TSA Agreement if:

     --   The annuitant has separated from service, or

     -- The annuitant makes a withdrawal at any time and qualifies to receive Social Security disability benefits as certified by the Social Security Administration or any successor agency, or

     -- The annuitant makes a withdrawal that qualifies as a hardship withdrawal under the Plan and the Code.

o ANNUAL ADMINISTRATIVE CHARGE. The annual administrative charge for participants under the Modified TSA Agreement is at maximum the charge described in the Prospectus -- that is, it is equal to the lesser of $30 or 2% of the account value on the last business day of each year
(adjusted to include any withdrawals made during the year), to be prorated for a fractional year. This charge may be reduced or waived when a Modified TSA Agreement is used by the employer and the required participant services are performed at a modified or minimum level.

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).



                     FOR USE ONLY IN THE STATE OF ILLINOIS


     EQUI-VEST(SM) is issued by and is a service mark of AXA Equitable Life
                      Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.

   Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234
                                                                          x02012

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2008 TO EQUI-VEST(SM) EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS DATED MAY 1, 2008


--------------------------------------------------------------------------------


This Supplement modifies certain information in the prospectus or supplement to prospectus dated May 1, 2008 (the "Prospectus") for EQUI-VEST(SM) Employer-Sponsored Retirement Programs deferred variable annuity contracts offered by AXA Equitable Life Insurance Company ("AXA Equitable"). AXA Equitable will offer its EQUI-VEST(SM) Series 200 TSA contracts modified with Rider 95MDHOSP (the "Modified TSA Contract") only to employees (age 75 and below) of hospitals and non-profit healthcare organizations doing business in Maryland. This Supplement describes the material differences between the Modified TSA Contract and the EQUI-VEST(SM) Series 200 TSA contract described in the Prospectus. Terms in this Supplement have the same meaning as in the Prospectus.


Material differences between the Modified TSA Contract and the TSA provisions described in the EQUI-VEST(SM) Prospectus include the following:

o WITHDRAWAL CHARGE. The withdrawal charge schedule for the Modified TSA Contract is as follows:


-------------------------------------------------------------------
      Contract Year(s)        Withdrawal Charge
-------------------------------------------------------------------
           1                       6%
           2                       5
           3                       4
           4                       3
           5                       2
           6+                      0
-------------------------------------------------------------------

This table replaces the EQUI-VEST(SM) Series 200 Withdrawal Charge table in "Withdrawal charge for series 100 and 200 contracts" under the heading "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts" in "Charges and expenses" in the Prospectus.

o EXCEPTIONS TO THE WITHDRAWAL CHARGE. For the modified TSA Contract, the withdrawal charge section in "Charges and expenses" has been revised as follows:

  No charge will be applied to any amount withdrawn from the TSA Contract if:

  -- the annuitant has separated from service, or

  -- the annuitant makes a withdrawal that qualifies as a hardship withdrawal under the Plan and the Code, or

  -- the annuitant makes a withdrawal at any time and qualifies to receive
     Social Security disability benefits as certified by the Social Security Administration or any successor agency or

  -- the annuitant withdraws funds that were transferred on or after January 18, 1996 into the Modified TSA Contract from another tax sheltered annuity contract qualified under Section 403(b) of the Code and issued by an insurance company other than AXA Equitable.

o ANNUAL ADMINISTRATIVE CHARGE. The annual administrative charge is waived; therefore, all references in the Prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.


Because you are purchasing an annuity contract as a Tax Sheltered Annuity
(TSA), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the Prospectus.)


o LOANS. Loans will be available under the Modified TSA Contract when the TSA plan is subject to the Employee Retirement Income Security Act of 1974 (ERISA). Only one outstanding loan will be permitted at any time. There is a minimum loan amount of $1,000 and a maximum loan amount which varies depending on the participant's account value but may never exceed $50,000. For more complete details and rules on Loans, see "Loans from qualified plans and TSAs" under "Tax information" in the Prospectus.



                     FOR USE ONLY IN THE STATE OF MARYLAND

     EQUI-VEST(SM) is issued by and is a service mark of AXA Equitable Life
                      Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.

   Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234
                                                                         x02013

EQUI-VEST(SM) Employer-Sponsored Retirement Programs


SUPPLEMENT DATED MAY 1, 2008 TO THE EQUI-VEST(SM) EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS DATED MAY 1, 2008

   EQUI-VEST(SM) Vantage(SM) Additional Contributions Tax-Sheltered (ACTS) Program, New Jersey Department of Higher Education


--------------------------------------------------------------------------------


This Supplement adds to and modifies certain information contained in the Prospectus dated May 1, 2008, for the EQUI-VEST(SM) Employer-Sponsored Retirement Programs offered by AXA Equitable Life Insurance Company ("Prospectus"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. You should keep this Supplement with your prospectus. We will send you another copy of any prospectus or supplement, without charge, upon request.


We offer the EQUI-VEST(SM) Vantage(SM) contract to fund the ACTS Program ("the plan").

The EQUI-VEST(SM) Vantage(SM) ACTS contract is a group variable deferred annuity contract. The employer will be the EQUI-VEST(SM) Vantage(SM) ACTS contract holder. Certain rights may be exercised by employees covered under an employer`s plan (the "participants"). These rights will be set forth in a participation certificate provided to each participant. The 12-month period beginning on the participant`s participation date and each 12-month period thereafter is a "participation year." The "participation date" is the date we receive a participant`s properly completed and signed enrollment form and any other required documents at our processing office. "Contract date" is the date following our acceptance of a properly completed and signed application (and other required documents) on which the first participant is enrolled in the contract. The 12-month period beginning on a contract date and each 12-month period after that is a "contract year." The end of each 12-month period is the "contract anniversary." Terms and other provisions not defined or modified in this Supplement are the same as in the Prospectus.1

The group annuity contract that covers the qualified plan in which you participate is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under this contract. In the absence of a specific written arrangement to the contrary, you, as the participant under this contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

We offer the EQUI-VEST(SM) Vantage(SM) ACTS contract to purchasers on the same basis and under the same terms and conditions described in the Prospectus as those that apply to EQUI-VEST(SM) Series 100 and 200 contracts, except for certain material differences described in this Supplement. This Supplement should be read together with the Prospectus. You should be aware that an annuity contract that is a Tax Sheltered Annuity (TSA), such as the EQUI-VEST(SM) Vantage(SM) ACTS, does not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before participating in an EQUI-VEST(SM) Vantage(SM) ACTS, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of this annuity with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).

                                  ----------

See "Tax information" in the Prospectus for a more detailed discussion of sources of contributions, certain contribution limitations and other tax information for TSA contracts.

Material differences between EQUI-VEST(SM) Vantage(SM) ACTS and the provisions of the EQUI-VEST(SM) Series 100 and 200 contracts described in the Prospectus include the information above as well as the following:

-------
1 This Supplement distinguishes between "contract" and "participation certificate" as well as "contract holder" and "participant" when describing the EQUI-VEST(SM) Vantage(SM) ACTS product. The Prospectus does not make these distinctions and generally uses the terms "you" and "your" when referring to the person who has the right or responsibility that the Prospectus is discussing at that point, and to "contract" when referring to the participation certificate or contract that includes the right being discussed.


         For use with the Additional Contributions Tax-Sheltered Program


                                                                          X02014
888-1353 (5/08)                                     Catalog Number 133282 (5/08)

1. THE FOLLOWING IS ADDED TO "EQUI-VEST(SM) EMPLOYER-SPONSORED RETIREMENT PROGRAMS AT A 1. GLANCE -- KEY FEATURES" UNDER "FEES AND CHARGES" IN THE
    PROSPECTUS:


------------------------------------------------------------------------------------------------------------------------
FEES AND CHARGES FOR
EQUI-VEST(SM) VANTAGE(SM)     o   Separate account charge deducted daily on amounts invested in variable investment
ACTS                              options: 0.70%.

                              o   Annual administrative charge: There is no annual administrative charge.

                              o   Charge for third-party transfer (such as in the case of a direct plan-to-plan transfer of the account value or a contract exchange under the same 403(b) plan to an employer-designated funding vehicle or a direct rollover to another eligible retirement plan: $25 current ($65 maximum) per occurrence per participant.

                              o   No sales charge deducted at the time contributions are made.

                              o   Withdrawal charge: There is no withdrawal charge.

                              o   Annual expenses of EQ Advisors Trust and AXA Premier VIP Trust (the "Trusts")
                                  portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. Please see "Fee table" later in this prospectus.
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

2. PORTFOLIOS OF THE TRUSTS

The AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio than certain other portfolios available to you under your contract. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the objective and investment manager or sub-adviser(s), as applicable, for each portfolio.



------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                  Investment Manager (or Sub-Adviser(s), as
Portfolio Name               Objective                                                 applicable)
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION      Seeks long-term capital appreciation and current income.   o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                      Investment Manager (or Sub-Adviser(s), as
Portfolio Name               Objective                                                 applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN         Seeks to achieve long-term growth of capital.             o AllianceBernstein L.P.
 COMMON STOCK
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN VALUE   Seeks to achieve capital appreciation.                    o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL   Seeks to provide current income and long-term growth of   o BlackRock Investment Management
 VALUE                       income, accompanied by growth of capital.                   International Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY          Seeks to achieve long-term capital appreciation.          o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                           o Bridgeway Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                         Investment Manager (or Sub-Adviser(s), as
Portfolio Name               Objective                                                    applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX          Seeks to achieve a total return before expenses that          o AllianceBernstein L.P.
                             approximates the total return performance of the S&P 500
                             Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                Seeks to achieve long-term growth of capital.                 o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND        Seeks to provide a high total return consistent with          o JPMorgan Investment Management Inc.
                             moderate risk to capital and maintenance of liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET              Seeks to obtain a high level of current income, preserve its  o The Dreyfus Corporation assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX       Seeks to replicate as closely as possible (before the         o AllianceBernstein L.P.
                             deduction of Portfolio expenses) the total return of the
                             Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH      Seeks to achieve long-term capital appreciation and           o T. Rowe Price Associates, Inc.
 STOCK                       secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------



You should consider the investment objectives, risks and charges and expenses of the portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the portfolios. The prospectuses should be read carefully before investing.




3. THE FOLLOWING TABLE AND EXAMPLE ARE ADDED BEFORE "CONDENSED FINANCIAL INFORMATION" IN "FEE TABLE" IN THE PROSPECTUS:



FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the EQUI-VEST(SM) Vantage(SM) ACTS certificate. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Supplement.

The first table describes fees and expenses that you will pay at the time that you surrender the certificate, purchase a Variable Immediate Annuity payout option or make certain transfers and rollovers. Charges for certain features shown in the fee table are mutually exclusive.



------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value at the time you request certain transactions
------------------------------------------------------------------------------------------------------------------------------------
Withdrawal charge as a percentage of the amount withdrawn (deducted when you
surrender your certificate or make certain withdrawals)                                    0%

Charge if you elect a Variable Immediate Annuity payout option (which is described
in a separate prospectus for that option)                                                  $350

Charge for third-party transfer or direct rollover                                         $65 maximum per participant for each
                                                                                           occurrence;
                                                                                           currently $25 per participant for
                                                                                           each occurrence.

The next table describes the fees and expenses that you will pay periodically during the time that you own the certificate, not including underlying trust portfolio fees and expenses.
------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value on each contract date anniversary
------------------------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge                                                        $0
------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Separate account annual expenses(1)                                                         0.70%
------------------------------------------------------------------------------------------------------------------------------------



You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the certificate. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.


------------------------------------------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2007 (expenses that are deducted         Lowest     Highest
from portfolio assets including management fees, 12b-1 fees, service fees, and/or      ------     -------
other expenses)(2)                                                                      0.63%      1.34%

This table shows the fees and expenses for 2007 as an annual percentage of each portfolio's daily average net assets.



------------------------------------------------------------------------------------------------------------------------------------
                                                                      Acquired Fund  Total Annual                         Net
                                                                         Fees and      Expenses                         Annual
                                                                         Expenses      (Before        Fee Waivers      Expenses
                               Management                    Other     (Underlying      Expense     and/or Expense   (After Expense
Portfolio Name                   Fees(2)   12b-1 Fees(3)  Expenses(4) Portfolios)(5)  Limitations) Reimbursements(6)  Limitations)
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust:
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation            0.10%      0.25%           0.17%       0.82%          1.34%         (0.17)%           1.17%
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common
Stock                              0.47%      0.25%           0.13%         --           0.85%            --             0.85%
EQ/AllianceBernstein Value         0.59%      0.25%           0.12%         --           0.96%         (0.01)%           0.95%
EQ/Blackrock International Value   0.81%      0.25%           0.19%         --           1.25%          0.00%            1.25%
EQ/Calvert Socially Responsible    0.65%      0.25%           0.23%         --           1.13%         (0.08)%           1.05%
EQ/Equity 500 Index                0.25%      0.25%           0.13%         --           0.63%            --             0.63%
EQ/FI Mid Cap                      0.68%      0.25%           0.13%         --           1.06%         (0.06)%           1.00%
EQ/JPMorgan Core Bond              0.43%      0.25%           0.13%         --           0.81%          0.00%            0.81%
EQ/Money Market                    0.32%      0.25%           0.13%         --           0.70%            --             0.70%
EQ/Small Company Index             0.25%      0.25%           0.14%         --           0.64%          0.00%            0.64%
EQ/T. Rowe Price Growth Stock      0.79%      0.25%           0.14%         --           1.18%         (0.03)%           1.15%
------------------------------------------------------------------------------------------------------------------------------------

Notes:

(1) For mortality and expense risks, and administrative and financial accounting expenses. A portion of this charge is for providing the death benefit.

(2) The management fees for each portfolio cannot be increased without a vote of that portfolio's shareholders. See footnote (6) for any expense limitation agreement information.


(3) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940.


(4) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (6) for any expense limitation agreement information.


(5) Each of these variable investment options invests in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("underlying portfolios"). Amounts shown reflect each portfolio's pro rata share of the fees and expenses of the underlying portfolio(s) in which it invests. A "--" indicates that the listed portfolio does not invest in underlying portfolios.

(6) The amounts shown reflect any fee waivers and/or expense reimbursements that apply to each portfolio. A"-" indicates that there is no expense limitation in effect, and "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain portfolios, which are effective through April 30, 2009 (unless the Board of Trustees of AXA Premier VIP Trust or EQ Advisors Trust, as applicable, consents to an earlier revision or termination of this arrangement). Under these agreements AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits each affected portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the portfolio invests and extraordinary expenses) to not more than the amounts specified in the agreements. Therefore, each portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fee waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below.



    -----------------------------------------
                 Portfolio Name
    -----------------------------------------
    EQ/AllianceBernstein Common Stock   0.84%
    -----------------------------------------
    EQ/AllianceBernstein Value          0.87%
    -----------------------------------------
    EQ/T. Rowe Price Growth Stock       0.87%
    -----------------------------------------


EXAMPLES: EQUI-VEST(SM) VANTAGE(SM) ACTS CONTRACTS

These examples are intended to help you compare the cost of investing in the EQUI-VEST(SM) Vantage(SM) ACTS contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses).

The examples below show the expenses that a hypothetical certificate holder would pay in the situations illustrated.

We assume that the Contract Year and Participation Year are the same. For a complete description of portfolio charges and expenses, please see the prospectuses for each Trust.

The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the third-party transfer or direct rollover charge and the charge if you elect a Variable Immediate Annuity payout option do apply to amounts in the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:




                                                                               If you surrender or do not surrender your
                                                                                              contract at
                                       If you annuitize at the end of the                    the end of the
                                             applicable time period                      applicable time period
--------------------------------------------------------------------------------------------------------------------------
                                     1 year    3 years    5 years    10 years    1 year   3 years    5 years    10 years
--------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation              N/A       $1,011     $1,484      $2,790      $214      $661      $1,134     $2,440
--------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
--------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock    N/A       $  855     $1,221      $2,248      $163      $505      $  871     $1,898
EQ/AllianceBernstein Value           N/A       $  890     $1,280      $2,372      $174      $540      $  930     $2,022
EQ/BlackRock International Value     N/A       $  983     $1,436      $2,692      $205      $633      $1,086     $2,342
EQ/Calvert Socially Responsible      N/A       $  944     $1,372      $2,561      $192      $594      $1,022     $2,211
EQ/Equity 500 Index                  N/A       $  784     $1,100      $1,996      $140      $434      $  750     $1,646
EQ/FI Mid Cap                        N/A       $  922     $1,334      $2,483      $185      $572      $  984     $2,133
EQ/JPMorgan Core Bond                N/A       $  842     $1,199      $2,203      $159      $492      $  849     $1,853
EQ/Money Market                      N/A       $  807     $1,139      $2,077      $147      $457      $  789     $1,727
EQ/Small Company Index               N/A       $  787     $1,106      $2,008      $141      $437      $  756     $1,658
EQ/T. Rowe Price Growth Stock        N/A       $  960     $1,399      $2,616      $197      $610      $1,049     $2,266
--------------------------------------------------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION


Please see the Appendix at the end of this Supplement for the unit values and number of units outstanding as of the period shown for each of the variable investment options, available as of December 31, 2007.




4. THE FOLLOWING INFORMATION IS ADDED TO THE CHART IN THE SECTION ENTITLED "HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS:



------------------------------------------------------------------------------------------------------------------------------------
Contract type      Source of contributions                                        Limitations on contributions
------------------------------------------------------------------------------------------------------------------------------------
EQUI-VEST(SM)      o Salary Reduction Contributions (Elective Deferral            o For 2008, maximum amount of employer and
Vantage(SM) ACTS   Contributions): Contributions under a salary reduction         employee contributions is generally the lesser
                   agreement that an employee enters into with the Employer       of $46,000 or 100% of compensation with maximum
                   under the Plan, including "designated Roth contributions       salary reduction contribution of $15,500.
                   under Section 402A of the Code.
                                                                                  o If your employer`s plan permits and you are at
                   o Rollover Contributions: Contributions of eligible            least age 50 at any time during 2008, additional
                   rollover distributions directly or indirectly from another     salary reduction "catch-up" contributions
                   eligible retirement arrangement.                               totalling up to $5,000 can be made.

                   o Direct Transfer Contributions: Amounts directly              o All salary reduction contributions (whether
                   transferred (either a plan-to-plan direct transfer or a        pre-tax or designated Roth) may not exceed the
                   contract exchange under the same 403(b) plan).                 total maximum for the year (for 2008, $15,500
                                                                                  and age 50 catch-up of $ 5,000).
                   o Additional "catch-up" contributions.

                                                                                  o Rollover or direct transfer contributions
                                                                                  after age 70-1/2 must be net of required minimum
                                                                                  distributions.

                                                                                  o We currently do not accept rollovers or direct
                                                                                  transfers of funds from designated Roth
                                                                                  accounts.

                                                                                  o Different sources of contributions and earnings
                                                                                  may be subject to withdrawal restrictions.

5. THE LAST SENTENCE OF THE SECOND PARAGRAPH FOLLOWING THE CHART UNDER "HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

We may also refuse to accept any contribution if the sum of all contributions under all AXA Equitable accumulation annuities in which a participant has an interest would then total more than $2,500,000.


6. THE FIRST PARAGRAPH UNDER "OWNER AND ANNUITANT REQUIREMENTS" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE
    FOLLOWING:



For the following employer-funded programs, the employee must be the owner on the contract: SEP-IRA, SARSEP IRA, SIMPLE IRA, TSA, University TSA (other than EQUI-VEST(SM) Vantage(SM) ACTS contracts) and Annuitant-Owned HR-10.



7. THE FINAL PARAGRAPH UNDER "GUARANTEED INTEREST OPTION," IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING PARAGRAPH:

The minimum yearly guaranteed interest rate for 2008 is equal to 2.75%. Your lifetime minimum guaranteed interest rate is 1.5%. The minimum yearly guaranteed interest rate will never be less than the lifetime minimum guaranteed interest rate. Current rates will never be less than the minimum yearly guaranteed interest rate.



8. THE SECTION "SELECTING YOUR INVESTMENT METHOD" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS DOES NOT APPLY TO EQUI-VEST(SM) VANTAGE(SM) ACTS AND IS DELETED IN ITS ENTIRETY. A NEW SECTION IS ADDED AS FOLLOWS:



TEMPORARY REMOVAL OF TRANSFER RESTRICTIONS

From time to time, we may remove certain restrictions that apply. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions.



9. THE SEVENTH BULLET UNDER "TRANSFERRING YOUR ACCOUNT VALUE" IN "TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS" IN THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:


o The maximum amount that may be transferred from the guaranteed interest option to any investment option in any participation year is the greatest of:

(a) 25% of the amount you have in the guaranteed interest option on the last day of the prior participation year; or


(b) the sum of the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options plus amounts withdrawn from the contract in the prior participation year (including any amounts withdrawn for a plan-to-plan direct transfer or a contract exchange under the same plan, but not including any amounts that were withdrawn as a result of a distributable event as set forth in the contract); or


(c) 25% of amounts transferred or allocated to the guaranteed interest option during the current participation year.

These limitations are more fully described in your participation certificate.

o We reserve the right to not permit transfers into the guaranteed interest option in the first participation year. After the first participation year, we also reserve the right to prohibit a transfer into the guaranteed interest option if such transfer would result in more than 25% of the annuity account value being allocated to the guaranteed interest option, based on the annuity account value as of the previous business day.


10. A NEW SUBSECTION IS ADDED IMMEDIATELY AFTER THE CHART UNDER "WITHDRAWING YOUR ACCOUNT VALUE" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS AS FOLLOWS:


RESTRICTIONS ON WITHDRAWALS FROM THE GUARANTEED INTEREST OPTION:

The maximum amount that may be withdrawn from the guaranteed interest option in any participation year is the greatest of:

(a) 25% of the amount you have in the guaranteed interest option on the last day of the prior participation year; or

(b) the sum of the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options plus amounts withdrawn from your account balance under the contract in the prior participation year (including any amounts withdrawn for a plan-to-plan direct transfer or a contract exchange under the same plan, but not including any amounts that were withdrawn as a result of a distributable event as set forth in the contract); or


(c) 25% of amounts transferred or allocated to the guaranteed interest option during the current participation year.

These limitations are more fully described in your participation certificate.



11. THE FOLLOWING IS ADDED AS THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER "LOANS UNDER TSA, GOVERNMENTAL EMPLOYER EDC AND CORPORATE TRUSTEED CONTRACTS" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS:

Any participant loan requests require contract holder approval.

12. THE FOLLOWING IS ADDED AFTER THE SECTION ENTITLED "TERMINATION" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS:




EQUI-VEST(SM) VANTAGE(SM) ACTS TERMINATION OF PARTICIPATION


We may terminate the participant`s participation under the EQUI-VEST(SM) Vantage(SM) ACTS contract and pay that participant the account value under the certificate if:

(1) the account value under the certificate is less than $500 and that participant has not made contributions under the certificate for a period of three years;

(2) a participant requests a partial withdrawal that reduces the account value under the certificate to an amount of less than $500;

(3) a participant has not made any contributions under the certificate within 120 days from his or her participation date; or

(4) the plan is no longer qualified under Section 403(b) of the Code and the EQUI-VEST(SM) Vantage(SM) ACTS contract is terminated by us.

We will deduct the amount of any outstanding loan balance from the account value when we terminate a participant`s participation under the contract.


The contract holder may discontinue an EQUI-VEST(SM) Vantage(SM) ACTS contract. Discontinuance of a contract means that the contract holder will not permit any further salary deferrals to be made under the contract. If and as permitted by the plan, and subject to the annual withdrawal restriction from the guaranteed interest option, the participant may withdraw any portion of the account value under the certificate and: (i) transfer, exchange or directly roll over such amounts to the employer-designated funding vehicle; (ii) directly roll over such amounts to another eligible retirement plan; (iii) retain such amounts, if permitted under federal tax law; or (iv) maintain such account value with us.

An EQUI-VEST(SM) Vantage(SM) ACTS contract may be terminated only after all participation under the contract is terminated.


13. THE FOLLOWING IS ADDED AFTER THE INFORMATION UNDER "FOR ALL SERIES ISSUED IN NEW YORK -- FIXED MATURITY OPTIONS*" IN "CHARGES AND EXPENSES" IN THE
    PROSPECTUS:




CHARGES UNDER EQUI-VEST(SM) VANTAGE(SM) ACTS CONTRACTS



CHARGE AGAINST THE SEPARATE ACCOUNT

We deduct this charge against the assets in the separate account to compensate us for mortality and expense risks, as well as administrative and financial accounting expenses under the contract. The charge is deducted daily at an annual rate of 0.70% of daily net assets attributable to all certificates under the group contract.

The mortality risk we assume is the risk that participants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the certificates than we expect. To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the certificates. A participant`s participation certificate will set forth the applicable separate account charge.

We will determine the separate account charge pursuant to our established actuarial procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(SM) Vantage(SM) ACTS contracts.

CHARGE FOR THIRD-PARTY TRANSFER OR ROLLOVER


We deduct a charge for third-party transfer (such as in the case of (i) a direct plan-to-plan transfer of the account value or a contract exchange under the same 403(b) plan to another employer-designated funding vehicle or (ii) a direct rollover to another eligible retirement plan. This charge is currently $25 ($65 maximum) per occurrence per participant.




14. THE SECOND PARAGRAPH IN "DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS" UNDER "WITHDRAWAL RESTRICTIONS" IN "TAX INFORMATION" IN THE PROSPECTUS IS AMENDED IN THE FOLLOWING MANNER:

The phrase in the first sentence of the paragraph "or to your account balance attributable to employer contributions" is deleted in its entirety.

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of 0.70%. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.

EQUI-VEST(SM) Vantage(SM) ACTS contracts


THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007.

---------------------------------------------------------------------------------------------------------------------------
                                                                 For the years ending December 31,
                                           --------------------------------------------------------------------------------
                                                2002        2003         2004          2005         2006         2007
---------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                  $ 89.58     $ 105.98     $ 114.42      $ 119.07     $ 130.44     $ 137.64
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --           --           --             2            4            9
---------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                       --           --           --            --           --     $ 164.19
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --           --           --            --           --           12
---------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                  $ 82.19     $ 105.07     $ 118.36      $ 123.92     $ 149.38     $ 141.72
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --            1            1             5            9            5
---------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                  $ 77.18     $  98.13     $ 118.54      $ 130.47     $ 162.83     $ 178.16
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --           --           --             2            6           10
---------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                  $ 64.32     $  81.73     $  84.06      $  90.77     $  94.85     $ 105.61
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --           --           --            --            1            1
---------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                  $ 63.97     $  81.20     $  88.88      $  92.14     $ 105.31     $ 109.75
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --           --            1             4            7           12
---------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                  $ 69.75     $  99.46     $ 114.60      $ 121.04     $ 134.05     $ 143.79
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --           --            1             2            5            9
---------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                  $107.78     $ 110.63     $ 114.36      $ 116.07     $ 119.94     $ 122.80
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --           --           --             1            2            3
---------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                  $110.53     $ 110.38     $ 110.46      $ 112.56     $ 116.79     $ 121.44
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --           --           --            --           --           --
---------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                  $ 82.10     $ 118.92     $ 138.95      $ 143.86     $ 168.15     $ 163.91
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --           --           --             2            4            7
---------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
---------------------------------------------------------------------------------------------------------------------------
  Unit Value                                       --           --           --            --           --     $ 116.72
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              --           --           --            --           --            5
---------------------------------------------------------------------------------------------------------------------------



     EQUI-VEST(SM) is issued by and is a service mark of AXA Equitable Life
                       Insurance Company (AXA Equitable).
   Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC.
                1290 Avenue of the Americas, New York, NY 10104.
    Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.
                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2008, TO THE
EQUI-VEST(SM) EMPLOYER SPONSORED RETIREMENT PROGRAMS PROSPECTUS DATED MAY 1,
2008


EQUI-VEST(SM) TSA contracts (Series 100) for New York City Housing Development Corporation

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplement to prospectus and SAI, as supplemented to date (together, the "Prospectus"), for EQUI-VEST(SM) Employer-Sponsored Retirement Programs offered by AXA Equitable Life Insurance Company ("AXA Equitable"). Terms in this Supplement have the same meaning as in the Prospectus.

This Supplement describes the material differences between NY Housing TSA Contracts and the EQUI-VEST(SM) Series 100 contracts described in the Prospectus as follows:

A. Administrative charge. The annual administrative charge is waived, therefore, all references in the Prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

B. Withdrawal charges. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed.

1. Under "Fees and charges" in EQUI-VEST employer-sponsored programs at a glance -- key features," the following is added after the first sentence under "Withdrawal charge:" on page 11 of the Prospectus:

    -- NY Housing TSA contracts under series 100: We deduct a charge equal to 6% of any amount withdrawn above the 10% free corridor.

2. The following chart is added under the chart in "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts" under "Charges and expenses," on page 50 of the Prospectus:

    For NY Housing TSA contracts.

                     -------------------------------------
                     Contract Year(s)    Withdrawal Charge
                     -------------------------------------
                      1 through 5              6%
                     -------------------------------------
                      6 and later              0
                     -------------------------------------

C. Current Total Separate Account A annual expenses. The following changes are made to reflect a change in the current Total Separate Account A annual expenses.

    The following footnote (+), is added to "Maximum total Separate Account A annual expenses" under "Fee table," on page 13 of the Prospectus:

    + For NY Housing TSA contracts in series 100, the current "Mortality and expense risk charge" is 0.45% and the current "Other expenses" is 0.25%, resulting in the current "Total Separate Account A annual expenses" of 0.70%.

D.  Condensed financial information




                   FOR USE ONLY WITH NY HOUSING TSA CONTRACTS.
                                                                          X02015

EQUI-VEST(SM) TSA CONTRACTS FOR NEW YORK CITY HOUSING DEVELOPMENT CORPORATION

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                                                For the year ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                              2002        2003         2004         2005         2006       2007
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --     $ 109.32     $ 121.36     $ 130.23     $ 152.46   $ 160.73
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --     $ 102.32     $ 107.72     $ 109.58     $ 115.75   $ 121.61
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --     $ 104.31     $ 111.61     $ 114.43     $ 123.58   $ 129.44
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 114.03     $ 135.22     $ 146.36     $ 152.68     $ 167.68   $ 177.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --            2            2            2           --          2
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --     $ 108.13     $ 119.93     $ 127.03     $ 144.44   $ 152.59
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --            1            1          1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  82.37     $ 122.63     $ 139.31     $ 144.65     $ 159.38   $ 164.19
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           16           15           12           --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 135.05     $ 137.32     $ 139.35     $ 140.44     $ 144.18   $ 153.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  75.04     $ 100.91     $ 118.71     $ 136.25     $ 167.52   $ 186.32
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --            1            3           --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 136.42     $  59.68     $  64.24     $  73.31     $  72.40   $  81.95
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  80.26     $ 140.62     $ 145.23     $ 147.47     $ 152.43   $ 158.62
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  88.17     $ 112.59     $ 127.76     $ 141.82     $ 153.88   $ 178.75
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --            2            1            2            2         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  82.19     $ 105.07     $ 118.36     $ 123.92     $ 149.38   $ 141.72
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --            1            2            5            9          4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --     $  99.56     $ 102.19     $ 108.82     $ 109.35   $ 111.87
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --            1           --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 112.46     $ 146.51     $ 160.86     $ 164.45     $ 197.45   $ 198.37
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  77.18     $  98.13     $ 118.54     $ 130.47     $ 162.83   $ 178.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --            2            2            6         10
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --     $ 107.13     $ 112.92     $ 130.03   $ 133.89
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(SM) TSA CONTRACTS FOR NEW YORK CITY HOUSING DEVELOPMENT CORPORATION

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007 (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                For the year ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                              2002        2003         2004         2005         2006       2007
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 64.32      $  81.73     $  84.06     $  90.77     $  94.85   $ 105.61
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --           --            1          1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --      $  67.75     $  71.00     $  74.10     $  79.03   $  82.77
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --      $ 106.98     $ 117.81     $ 124.08     $ 138.06   $ 139.36
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --             1            1            1            1          1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --            --           --     $ 104.42     $ 111.95   $ 114.28
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --            --           --           --           --   $  97.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 95.38      $ 121.36     $ 133.18     $ 138.41     $ 158.58   $ 165.68
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --             5            5            5            6          5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --            --           --     $  97.65     $ 100.28   $ 108.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 58.23      $  79.92     $  84.94     $  87.69     $  92.19   $ 101.91
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 69.75      $  99.46     $ 114.60     $ 121.04     $ 134.05   $ 143.79
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --            2            5          9
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --            --           --           --     $ 104.50   $ 105.90
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --           --           --          5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --            --           --           --     $ 108.44   $  98.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --            --           --           --           --   $  95.55
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --            --           --     $ 105.50     $ 117.55   $ 120.71
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --            --     $ 113.39     $ 117.46     $ 138.61   $ 150.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --           --           --          2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --      $  91.05     $ 102.71     $ 119.46     $ 141.46   $ 161.85
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --            1           --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --            --           --     $ 115.49     $ 144.09   $ 166.26
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(SM) TSA CONTRACTS FOR NEW YORK CITY HOUSING DEVELOPMENT CORPORATION

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007 (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                For the year ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                              2002        2003         2004         2005         2006       2007
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 107.78     $ 110.63     $ 114.36     $ 116.07     $ 119.94   $ 122.80
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --            1            2          3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  78.73     $  99.14     $ 109.16     $ 112.65     $ 134.65   $ 132.08
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  67.58     $  81.90     $  90.60     $  96.43     $ 108.15   $ 111.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --     $  82.37     $  92.12     $  99.43     $ 106.74   $ 122.55
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --            4            4            4            4          3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --           --     $ 106.57     $ 113.05   $ 105.61
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --           --     $ 100.42     $ 101.54   $ 108.28
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --          1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --           --     $ 106.44     $ 123.89   $ 127.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --           --     $ 106.07     $ 118.70   $ 130.45
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --           --     $ 111.96     $ 125.00   $ 124.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  93.15     $ 121.29     $ 133.10     $ 146.32     $ 158.85   $ 179.88
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --          3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  76.93     $ 101.80     $ 119.13     $ 131.69     $ 147.09   $ 143.72
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --            1            1          1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 120.47     $ 120.61     $ 120.99     $ 123.61     $ 128.55   $ 134.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --          1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --     $ 104.81     $ 109.70     $ 117.59   $ 141.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --           --           --     $ 107.32   $ 108.32
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --          2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --           --           --     $ 110.17   $ 116.68
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --           --           --           --   $  95.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(SM) TSA CONTRACTS FOR NEW YORK CITY HOUSING DEVELOPMENT CORPORATION

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007 (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                For the year ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                              2002        2003         2004         2005         2006       2007
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --           --           --     $ 111.21   $ 108.48
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --           --     $  99.78     $  99.47   $ 110.10
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --           --     $ 100.23     $ 103.47   $ 108.20
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --          1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --     $ 118.92     $ 138.95     $ 143.86     $ 168.15   $ 163.91
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --            2            4          7
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --     $ 111.38     $ 115.01     $ 109.62   $ 116.72
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --          5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --           --           --     $ 107.79   $ 109.27
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --          1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --     $ 109.39     $ 118.41     $ 134.22   $ 134.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --           --     $ 104.74     $ 120.55   $ 116.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --     $ 136.39     $ 167.50     $ 220.86     $ 300.59   $ 423.88
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --            3            5           --           --          6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --           --     $ 124.27     $ 134.83   $ 163.89
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --           --           --           --           --   $  83.14
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --          2
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     --     $  69.15     $  77.17     $  83.12     $  86.97   $  96.44
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           10           10           13           --         --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 107.42     $ 110.66     $ 114.16     $ 115.34     $ 118.85   $ 125.41
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  79.50     $ 101.15     $ 112.62     $ 119.62     $ 124.88   $ 135.12
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  81.14     $  99.00     $ 107.10     $ 109.88     $ 120.25   $ 123.46
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  78.58     $ 104.82     $ 122.72     $ 140.68     $ 175.06   $ 195.44
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --           --           --           --            1          1
------------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(SM) TSA CONTRACTS FOR NEW YORK CITY HOUSING DEVELOPMENT CORPORATION

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007 (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                For the year ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                              2002        2003         2004         2005         2006       2007
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 76.92      $  97.88     $ 106.59     $ 112.97     $ 127.42   $ 132.85
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --            1           --         --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 68.31      $  88.60     $  93.85     $ 100.17     $  99.58   $ 110.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 79.60      $ 103.61     $ 117.73     $ 125.20     $ 148.35   $ 152.67
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 62.40      $  86.89     $  96.41     $ 103.76     $ 112.95   $ 125.50
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 74.18      $ 103.57     $ 118.46     $ 126.28     $ 143.86   $ 142.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --            --     $ 114.75     $ 122.48     $ 134.04   $ 138.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $114.85      $ 156.67     $ 182.19     $ 189.39     $ 218.37   $ 195.49
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 57.00      $  89.23     $  93.02     $ 102.78     $ 109.51   $ 128.56
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --             8           20            8           10          8
------------------------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --            --           --           --     $ 108.53   $ 115.58
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --            --           --           --     $ 109.49   $ 116.73
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --            --           --           --     $ 110.38   $ 117.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --            --           --           --     $ 111.17   $ 119.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --            --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------------


Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).



     EQUI-VEST(SM) is issued by and is a service mark of AXA Equitable Life
                       Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                   Avenue of the Americas, New York, NY 10104.
    Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.
                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

EQUI-VEST(SM)
Supplement dated May 1, 2008
to EQUI-VEST(SM) Employer-Sponsored
Retirement Programs Prospectus Dated May 1, 2008

EQUI-VEST(SM) TSA contracts (Series 200)* offered to Employees of certain non-profit organizations within the State of Oregon

--------------------------------------------------------------------------------


This Supplement adds to and modifies certain information contained in the Prospectus or Supplement to Prospectus dated May 1, 2008 ("Prospectus") for the EQUI-VEST(SM) Employer-Sponsored Retirement Programs deferred variable annuity contracts issued by AXA Equitable Life Insurance Company ("AXA Equitable").


We offer the EQUI-VEST(SM) series 200 contracts, as described below ("Modified Oregon TSA Contracts"), to fund plans that meet the requirements of Internal Revenue Code Section 403(b) ("Section 403(b) plans") sponsored by certain
Section 501(c)(3) non-profit organizations, within the State of Oregon ("employer"). Modified Oregon TSA Contracts are available only when an employer
(i) makes contributions to a Section 403(b) plan; (ii) has entered into an agreement with us that permits us to offer Modified Oregon TSA Contracts as a funding vehicle for its 403(b) plan; and (iii) has at least $10 million in existing assets to fund Modified Oregon TSA Contracts in its 403(b) plan.


This Supplement describes the material differences between the series 200 contracts described in the Prospectus and the Modified Oregon TSA Contracts. Certain of the modifications relate to the separate account asset-based charges for the variable investment options under Modified Oregon TSA Contracts. These charges are lowered from a maximum of 1.49% on certain variable investment options to 0.90% on all variable investment options. The Class IB/B shares of either the AXA Premier VIP Trust or EQ Advisors Trust (the "Trusts") available under Modified Oregon TSA Contracts include 12b-1 fees among their charges. The series 200 contracts described in the Prospectus include Class IA shares of certain Trusts, which are not subject to 12b-1 fees and are not offered under Modified Oregon TSA Contracts.


This Supplement should be read together with the Prospectus. For purposes of this Supplement, the term "annuitant" refers to holders of current contracts (contract number 11947CT-I*, and certificate numbers 11934T* and 92TSAAOR00) and the Modified Oregon TSA Contracts offered hereunder. Terms and other provisions not defined or modified in this Supplement are the same as in the Prospectus.

Because you are purchasing an annuity contract as a Tax Sheltered Annuity
(TSA), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus.)

The first bullet in "Fees and charges" under "EQUI-VEST(SM) employer-sponsored retirement programs at a glance - key features" section in the Prospectus has been modified for Oregon TSA Contracts, as follows:

We deduct a daily charge on amounts invested in the variable investment options for mortality and expense risks and other expenses at an annual rate of 0.90%.



*  For in-force contracts, your contract series may be 100.



                      FOR USE ONLY IN THE STATE OF OREGON
888-1391 (5/08)                                         Cat. No. 136613 (5/08)
                                                                          x02016

Fee Table
--------------------------------------------------------------------------------

The following tables are applicable to Modified Oregon TSA Contracts and describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Please also see the discussion of the modifications to "charges and expenses" as set forth later in this Supplement.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, purchase a Variable Immediate Annuity payout option or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.


----------------------------------------------------------------------------------------------------
 Charges we deduct from your account at the time you request certain transactions
----------------------------------------------------------------------------------------------------
Withdrawal charge as a percentage of the amount withdrawn (deducted if you
surrender your contract or make certain withdrawals).                                      0%
The withdrawal charge is waived; therefore all references in the prospectus to "withdrawal charge" or "10% free withdrawal amount" are deleted in their entirety.
Charge if you elect a Variable Immediate Annuity payout option
(which is described in a separate prospectus for that option).                             $350


The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying trust portfolio fees and expenses.


----------------------------------------------------------------------------------------------------
Charges we deduct from your account value on each contract date anniversary
----------------------------------------------------------------------------------------------------
Annual administrative charge:                                                              $  0
The annual administrative charge is waived; therefore all references in the prospectus to "annual administrative charge" or "administrative charge"
are deleted in their entirety.
----------------------------------------------------------------------------------------------------
Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
----------------------------------------------------------------------------------------------------
Separate account annual expenses:
Mortality and expense risks(1)                                                             0.65%
Other expenses(2)                                                                          0.25%
                                                                                           ----
Total Separate Account A annual expenses(3)                                                0.90%
----------------------------------------------------------------------------------------------------



You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.



----------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
----------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2007 (expenses that are deducted     Lowest     Highest
from portfolio assets including management fees, 12b-1 fees, service fees, and/or  -----      -----
other expenses)(4)                                                                 0.63%      3.71%




This table shows the fees and expenses for 2007 as an annual percentage of each portfolio's daily average net assets.

----------------------------------------------------------------------------
                                       Management     12b-1      Other
Portfolio Name                           Fees(5)     Fees(6)   Expenses(7)
----------------------------------------------------------------------------
AXA Premier VIP Trust:
----------------------------------------------------------------------------
AXA Aggressive Allocation(a)              0.10%       0.25%     0.17%
AXA Conservative Allocation(a)            0.10%       0.25%     0.21%
AXA Conservative-Plus Allocation(a)       0.10%       0.25%     0.19%
AXA Moderate Allocation(a)                0.10%       0.25%     0.17%
AXA Moderate-Plus Allocation(a)           0.10%       0.25%     0.17%
Multimanager Aggressive Equity            0.60%       0.25%     0.19%
Multimanager Core Bond                    0.58%       0.25%     0.18%
----------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------
                                          Acquired          Total          Fee       Net Total
                                            Fund           Annual        Waivers       Annual
                                          Fees and        Expenses       and/or       Expenses
                                          Expenses         (Before       Expense       (After
                                        (Underlying       Expense     Reimburse-     Expense
 Portfolio Name                        Portfolios)(8)   Limitations)    ments(9)    Limitations)
----------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust:
----------------------------------------------------------------------------------------------------
AXA Aggressive Allocation(a)                0.92%            1.44%      (0.17)%         1.27%
AXA Conservative Allocation(a)              0.69%            1.25%      (0.21)%         1.04%
AXA Conservative-Plus Allocation(a)         0.76%            1.30%      (0.19)%         1.11%
AXA Moderate Allocation(a)                  0.82%            1.34%      (0.17)%         1.17%
AXA Moderate-Plus Allocation(a)             0.86%            1.38%      (0.17)%         1.21%
Multimanager Aggressive Equity                --             1.04%         --           1.04%
Multimanager Core Bond                        --             1.01%      (0.01)%         1.00%
----------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                       Management     12b-1     Other
Portfolio Name                                          Fees(5)     Fees(6)   Expenses(7)
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care                                  1.20%         0.25%     0.23%
Multimanager High Yield                                   0.57%         0.25%     0.19%
Multimanager International Equity                         1.00%         0.25%     0.23%
Multimanager Large Cap Core Equity                        0.89%         0.25%     0.21%
Multimanager Large Cap Growth                             0.90%         0.25%     0.22%
Multimanager Large Cap Value                              0.87%         0.25%     0.20%
Multimanager Mid Cap Growth                               1.10%         0.25%     0.20%
Multimanager Mid Cap Value                                1.09%         0.25%     0.20%
Multimanager Small Cap Growth                             1.05%         0.25%     0.27%
Multimanager Small Cap Value                              1.03%         0.25%     0.18%
Multimanager Technology                                   1.20%         0.25%     0.22%
Target 2015 Allocation                                    0.10%         0.25%     1.71%
Target 2025 Allocation                                    0.10%         0.25%     1.41%
Target 2035 Allocation                                    0.10%         0.25%     2.38%
Target 2045 Allocation                                    0.10%         0.25%     2.81%
------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                         0.47%         0.25%     0.13%
EQ/AllianceBernstein Intermediate Government Securities   0.50%         0.25%     0.13%
EQ/AllianceBernstein International                        0.71%         0.25%     0.18%
EQ/AllianceBernstein Large Cap Growth                     0.90%         0.25%     0.13%
EQ/AllianceBernstein Quality Bond                         0.50%         0.25%     0.14%
EQ/AllianceBernstein Small Cap Growth                     0.74%         0.25%     0.13%
EQ/AllianceBernstein Value                                0.59%         0.25%     0.12%
EQ/AXA Rosenberg Value Long/Short Equity                  1.40%         0.25%     1.91%
EQ/BlackRock Basic Value Equity                           0.55%         0.25%     0.13%
EQ/BlackRock International Value                          0.81%         0.25%     0.19%
EQ/Boston Advisors Equity Income                          0.75%         0.25%     0.14%
EQ/Calvert Socially Responsible                           0.65%         0.25%     0.23%
EQ/Capital Guardian Growth                                0.65%         0.25%     0.14%
EQ/Capital Guardian Research                              0.63%         0.25%     0.13%
EQ/Caywood-Scholl High Yield Bond                         0.60%         0.25%     0.16%
EQ/Davis New York Venture                                 0.85%         0.25%     0.18%
EQ/Equity 500 Index                                       0.25%         0.25%     0.13%
EQ/Evergreen International Bond                           0.70%         0.25%     0.17%
EQ/Evergreen Omega                                        0.65%         0.25%     0.25%
EQ/FI Mid Cap                                             0.68%         0.25%     0.13%
EQ/Franklin Income                                        0.90%         0.25%     0.15%
EQ/Franklin Small Cap Value                               0.90%         0.25%     0.18%
EQ/Franklin Templeton Founding Strategy                   0.05%         0.25%     0.22%
EQ/GAMCO Mergers and Acquisitions                         0.90%         0.25%     0.19%
EQ/GAMCO Small Company Value                              0.76%         0.25%     0.12%
EQ/International Core PLUS(e)                             0.60%         0.25%     0.30%
EQ/International Growth                                   0.85%         0.25%     0.27%
EQ/JPMorgan Core Bond                                     0.43%         0.25%     0.13%
EQ/JPMorgan Value Opportunities                           0.60%         0.25%     0.14%
EQ/Large Cap Core PLUS(b)                                 0.50%         0.25%     0.25%
EQ/Large Cap Growth PLUS(c)                               0.50%         0.25%     0.24%
EQ/Legg Mason Value Equity                                0.65%         0.25%     0.17%
EQ/Long Term Bond                                         0.40%         0.25%     0.13%
EQ/Lord Abbett Growth and Income                          0.65%         0.25%     0.16%
EQ/Lord Abbett Large Cap Core                             0.65%         0.25%     0.21%
EQ/Lord Abbett Mid Cap Value                              0.70%         0.25%     0.15%
EQ/Marsico Focus                                          0.85%         0.25%     0.13%
EQ/Mid Cap Value PLUS(d)                                  0.55%         0.25%     0.24%
EQ/Money Market                                           0.32%         0.25%     0.13%
EQ/Montag & Caldwell Growth                               0.75%         0.25%     0.15%
EQ/Mutual Shares                                          0.90%         0.25%     0.21%
EQ/Oppenheimer Global                                     0.95%         0.25%     0.51%
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                           Acquired          Total          Fee          Net Total
                                                            Fund           Annual        Waivers          Annual
                                                          Fees and        Expenses       and/or          Expenses
                                                          Expenses         (Before       Expense          (After
                                                         (Underlying       Expense     Reimburse-        Expense
 Portfolio Name                                        Portfolios)(8)   Limitations)    ments(9)       Limitations)
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care                                    --             1.68%            0.00%          1.68%
Multimanager High Yield                                     --             1.01%              --           1.01%
Multimanager International Equity                           --             1.48%            0.00%          1.48%
Multimanager Large Cap Core Equity                          --             1.35%            0.00%          1.35%
Multimanager Large Cap Growth                               --             1.37%           (0.02)%         1.35%
Multimanager Large Cap Value                                --             1.32%            0.00%          1.32%
Multimanager Mid Cap Growth                                 --             1.55%            0.00%          1.55%
Multimanager Mid Cap Value                                  --             1.54%            0.00%          1.54%
Multimanager Small Cap Growth                               --             1.57%           (0.02)%         1.55%
Multimanager Small Cap Value                                --             1.46%            0.00%          1.46%
Multimanager Technology                                   0.01%            1.68%            0.00%          1.68%
Target 2015 Allocation                                    0.55%            2.61%           (1.46)%         1.15%
Target 2025 Allocation                                    0.55%            2.31%           (1.16)%         1.15%
Target 2035 Allocation                                    0.55%            3.28%           (2.13)%         1.15%
Target 2045 Allocation                                    0.55%            3.71%           (2.56)%         1.15%
------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                           --             0.85%              --           0.85%
EQ/AllianceBernstein Intermediate Government Securities     --             0.88%              --           0.88%
EQ/AllianceBernstein International                          --             1.14%           (0.04)%         1.10%
EQ/AllianceBernstein Large Cap Growth                       --             1.28%           (0.23)%         1.05%
EQ/AllianceBernstein Quality Bond                           --             0.89%              --           0.89%
EQ/AllianceBernstein Small Cap Growth                       --             1.12%              --           1.12%
EQ/AllianceBernstein Value                                  --             0.96%           (0.01)%         0.95%
EQ/AXA Rosenberg Value Long/Short Equity                    --             3.56%            0.00%          3.56%
EQ/BlackRock Basic Value Equity                             --             0.93%            0.00%          0.93%
EQ/BlackRock International Value                            --             1.25%            0.00%          1.25%
EQ/Boston Advisors Equity Income                            --             1.14%           (0.09)%         1.05%
EQ/Calvert Socially Responsible                             --             1.13%           (0.08)%         1.05%
EQ/Capital Guardian Growth                                0.01%            1.05%           (0.09)%         0.96%
EQ/Capital Guardian Research                                --             1.01%           (0.06)%         0.95%
EQ/Caywood-Scholl High Yield Bond                           --             1.01%           (0.01)%         1.00%
EQ/Davis New York Venture                                   --             1.28%            0.00%          1.28%
EQ/Equity 500 Index                                         --             0.63%              --           0.63%
EQ/Evergreen International Bond                             --             1.12%            0.00%          1.12%
EQ/Evergreen Omega                                          --             1.15%            0.00%          1.15%
EQ/FI Mid Cap                                               --             1.06%           (0.06)%         1.00%
EQ/Franklin Income                                          --             1.30%            0.00%          1.30%
EQ/Franklin Small Cap Value                                 --             1.33%           (0.03)%         1.30%
EQ/Franklin Templeton Founding Strategy                   1.05%            1.57%           (0.12)%         1.45%(10)
EQ/GAMCO Mergers and Acquisitions                           --             1.34%            0.00%          1.34%
EQ/GAMCO Small Company Value                                --             1.13%            0.00%          1.13%
EQ/International Core PLUS(e)                             0.04%            1.19%           (0.05)%         1.14%
EQ/International Growth                                     --             1.37%            0.00%          1.37%
EQ/JPMorgan Core Bond                                       --             0.81%            0.00%          0.81%
EQ/JPMorgan Value Opportunities                             --             0.99%           (0.04)%         0.95%
EQ/Large Cap Core PLUS(b)                                 0.02%            1.02%           (0.05)%         0.97%
EQ/Large Cap Growth PLUS(c)                               0.02%            1.01%           (0.04)%         0.97%
EQ/Legg Mason Value Equity                                  --             1.07%           (0.07)%         1.00%
EQ/Long Term Bond                                           --             0.78%            0.00%          0.78%
EQ/Lord Abbett Growth and Income                            --             1.06%           (0.06)%         1.00%
EQ/Lord Abbett Large Cap Core                               --             1.11%           (0.11)%         1.00%
EQ/Lord Abbett Mid Cap Value                                --             1.10%           (0.05)%         1.05%
EQ/Marsico Focus                                            --             1.23%           (0.08)%         1.15%
EQ/Mid Cap Value PLUS(d)                                  0.02%            1.06%           (0.04)%         1.02%
EQ/Money Market                                             --             0.70%              --           0.70%
EQ/Montag & Caldwell Growth                                 --             1.15%            0.00%          1.15%
EQ/Mutual Shares                                            --             1.36%           (0.06)%         1.30%
EQ/Oppenheimer Global                                     0.01%            1.72%           (0.36)%         1.36%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                           Management     12b-1       Other
 Portfolio Name                             Fees(5)     Fees(6)   Expenses(7)
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity   0.85%         0.25%     0.45%
EQ/Oppenheimer Main Street Small Cap     0.90%         0.25%     0.48%
EQ/PIMCO Real Return                     0.55%         0.25%     0.14%
EQ/Short Duration Bond                   0.43%         0.25%     0.15%
EQ/Small Company Index                   0.25%         0.25%     0.14%
EQ/T. Rowe Price Growth Stock            0.79%         0.25%     0.14%
EQ/Templeton Growth                      0.95%         0.25%     0.20%
EQ/UBS Growth and Income                 0.75%         0.25%     0.16%
EQ/Van Kampen Comstock                   0.65%         0.25%     0.15%
EQ/Van Kampen Emerging Markets Equity    1.11%         0.25%     0.28%
EQ/Van Kampen Mid Cap Growth             0.70%         0.25%     0.15%
EQ/Van Kampen Real Estate                0.90%         0.25%     0.21%
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                              Acquired          Total          Fee       Net Total
                                               Fund           Annual        Waivers       Annual
                                             Fees and        Expenses       and/or       Expenses
                                             Expenses         (Before       Expense       (After
                                            (Underlying       Expense     Reimburse-     Expense
 Portfolio Name                           Portfolios)(8)   Limitations)    ments(9)    Limitations)
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity   0.01%            1.56%          (0.25)%      1.31%
EQ/Oppenheimer Main Street Small Cap     0.01%            1.64%          (0.33)%      1.31%
EQ/PIMCO Real Return                       --             0.94%          (0.04)%      0.90%
EQ/Short Duration Bond                     --             0.83%           0.00%       0.83%
EQ/Small Company Index                     --             0.64%           0.00%       0.64%
EQ/T. Rowe Price Growth Stock              --             1.18%          (0.03)%      1.15%
EQ/Templeton Growth                        --             1.40%          (0.05)%      1.35%
EQ/UBS Growth and Income                   --             1.16%          (0.11)%      1.05%
EQ/Van Kampen Comstock                     --             1.05%          (0.05)%      1.00%
EQ/Van Kampen Emerging Markets Equity      --             1.64%           0.00%       1.64%
EQ/Van Kampen Mid Cap Growth               --             1.10%          (0.05)%      1.05%
EQ/Van Kampen Real Estate                  --             1.36%          (0.10)%      1.26%
------------------------------------------------------------------------------------------------------------------------------------



Notes:

(a) The AXA Allocation portfolios.

(b) Formerly named "MarketPLUS Large Cap Core."

(c) Formerly named "MarketPLUS Large Cap Growth."

(d) Formerly named "MarketPLUS Mid Cap Value."

(e) Formerly named "MarketPLUS International Core."


(1) A portion of this charge is for providing the death benefit.

(2) This charge is for financial accounting and other administrative services relating to the contract.

(3) Total Separate Account A charges annual expenses of the variable investment options (not including the Trusts' fees and other expenses) are guaranteed not to exceed a total annual rate of 0.90%.

(4) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2007 and for the underlying portfolios.


(5) The management fees for each portfolio cannot be increased without a vote of that portfolio's shareholders. See footnote (9) for any expense limitation agreement information.

(6) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the portfolios of the AXA Premier VIP Trust and the EQ Advisors Trust, the 12b-1 fees will not be increased for the life of the contract.

(7) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (9) for any expense limitation agreement information.


(8) Each of these variable investment options invests in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("underlying portfolios"). Amounts shown reflect each portfolio's pro rata share of the fees and expenses of the underlying portfolio(s) in which it invests. A "--" indicates that the listed portfolio does not invest in underlying portfolios.

(9) The amounts shown reflect any fee waivers and/or expense reimbursements that apply to each portfolio. A "--" indicates that there is no expense limitation in effect, and "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain portfolios, which are effective through April 30, 2009 (unless the Board of Trustees of AXA Premier VIP Trust or EQ Advisors Trust, as applicable, consents to an earlier revision or termination of this arrangement). Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits such portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the portfolio invests and extraordinary expenses) to not more than the amounts specified in the agreements. Therefore, each portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. See the prospectuses for each applicable underlying trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio net expenses, the expenses would be as shown in the table below:





-----------------------------------------------------------------------------
Portfolio Name:
-----------------------------------------------------------------------------
Multimanager Aggressive Equity          0.97%
-----------------------------------------------------------------------------
Multimanager Health Care                1.67%
-----------------------------------------------------------------------------
Multimanager Large Cap Core Equity      1.34%
-----------------------------------------------------------------------------
Multimanager Large Cap Growth           1.29%
-----------------------------------------------------------------------------
Multimanager Large Cap Value            1.26%
-----------------------------------------------------------------------------
Multimanager Mid Cap Growth             1.52%
-----------------------------------------------------------------------------
Multimanager Mid Cap Value              1.53%
-----------------------------------------------------------------------------
Multimanager Small Cap Growth           1.35%
-----------------------------------------------------------------------------
Multimanager Small Cap Value            1.45%
-----------------------------------------------------------------------------
Multimanager Technology                 1.67%
-----------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock       0.84%
-----------------------------------------------------------------------------
EQ/AllianceBernstein Large Cap Growth   1.03%
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Portfolio Name:
-----------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth   1.11%
-----------------------------------------------------------------------------
EQ/AllianceBernstein Value              0.87%
-----------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity         0.92%
-----------------------------------------------------------------------------
EQ/Davis New York Venture               1.25%
-----------------------------------------------------------------------------
EQ/Evergreen Omega                      1.12%
-----------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions       1.33%
-----------------------------------------------------------------------------
EQ/GAMCO Small Company Value            1.10%
-----------------------------------------------------------------------------
EQ/International Core PLUS              1.05%
-----------------------------------------------------------------------------
EQ/Large Cap Core PLUS                  0.83%
-----------------------------------------------------------------------------
EQ/Large Cap Growth PLUS                0.82%
-----------------------------------------------------------------------------
EQ/Legg Mason Value Equity              0.97%
-----------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income        0.98%
-----------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core           0.99%
-----------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value            1.04%
-----------------------------------------------------------------------------
EQ/Mid Cap Value PLUS                   0.81%
-----------------------------------------------------------------------------
EQ/Montag & Caldwell Growth             1.13%
-----------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock           0.87%
-----------------------------------------------------------------------------
EQ/UBS Growth and Income                1.04%
-----------------------------------------------------------------------------
EQ/Van Kampen Comstock                  0.99%
-----------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth            1.04%
-----------------------------------------------------------------------------



(10) In addition to the fee waiver and/or expense reimbursement discussed in the footnote immediately above, AXA Equitable, voluntarily will waive all its management and administration fees and reimburse all other expenses associated with the EQ/Franklin Templeton Founding Strategy Portfolio ("Portfolio") (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of the investment companies in which the Portfolio invests, Rule 12b-1 fees and extraordinary expenses). Accordingly, the Total Annual Operating Expenses (including Acquired Fund Fees and Expenses), taking into account the voluntary waiver by AXA Equitable, will be 1.30%. The voluntary waiver by AXA Equitable will remain in effect until April 30, 2009.



The section entitled "Charges under the contracts" under "Charges and expenses"
section in the prospectus has been modified as follows:

MORTALITY AND EXPENSE RISKS CHARGE. The following information replaces the first paragraph of this section.

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the minimum death benefit. The daily charge is equivalent to an annual rate of 0.65% of the net assets in each of the variable investment options.

CHARGE FOR OTHER EXPENSES. The following information replaces this section in its entirety:

We deduct this daily charge from the net assets in each variable investment option. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each variable investment option. The charge is to reimburse us for the cost of financial accounting services we provide under the contracts.

Condensed financial information



EQUI-VEST(SM) MODIFIED OREGON TSA CONTRACT



THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2007 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT
A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                2001        2002
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 99.46    $  86.02
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             22          24
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 87.42    $  57.75
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             54          51
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $118.06    $ 127.05
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 76.02    $  67.72
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           8
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 71.03    $  48.46
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $118.44    $ 126.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $106.88    $  73.89
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2           2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 95.39    $  81.63
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $131.84    $ 108.89
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  76.66
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                2003         2004         2005
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.27     $ 121.06     $ 129.64
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            1
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.27     $ 107.45     $ 109.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.26     $ 111.33     $ 113.91
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            2
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 101.79     $ 110.51     $ 115.21
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              25           24           23
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 108.08     $ 119.63     $ 126.46
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            3            6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  85.60     $  96.80     $ 100.06
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              52           53           50
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 128.60     $ 129.91     $ 130.34
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  90.72     $ 106.24     $ 121.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               9           10           13
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  59.16     $  63.54     $  72.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            1            4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 129.67     $ 133.32     $ 134.77
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            3            4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.19     $ 116.56     $ 128.81
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            3            4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.15     $ 117.09     $ 122.34
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               5            2           13
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 108.95
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 141.57     $ 155.12     $ 158.27
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            3            4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  97.27     $ 117.26     $ 128.80
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               5            1           10
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending
                                                                                                  December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                2006         2007
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 151.47     $ 159.36
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               5            9
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 115.00     $ 120.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            2
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 122.77     $ 128.34
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4            7
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 126.31     $ 133.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              22           19
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 143.50     $ 151.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              16           35
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.76     $ 112.55
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              43           29
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 133.20     $ 141.06
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 148.60     $ 164.52
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              12           11
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  71.34     $  80.58
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               6            9
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 138.66     $ 143.64
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4            5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 139.15     $ 160.90
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4            4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 147.18     $ 139.22
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              18           16
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.53     $ 112.11
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 189.64     $ 190.15
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4            4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 160.43     $ 175.18
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              14           20
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2007 ARE FOR CONTRACTS OFFERED UNDER
                    SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                2001        2002
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 87.65     $ 63.89
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 54.67
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $109.00     $ 81.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 97.75     $ 75.18
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              7           7
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 76.81     $ 57.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 85.92     $ 69.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 68.67
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                2003        2004         2005
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 107.08     $ 112.64
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  81.01     $  83.16     $  89.61
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           --            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  67.15     $  70.23     $  73.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 106.04     $ 116.55     $ 122.50
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              7            2           14
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $ 104.28
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  95.23     $ 104.03     $ 107.63
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              8            7           11
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $  97.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  79.22     $  84.03     $  86.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           --            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  98.80     $ 113.60     $ 119.75
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              4            2           15
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $ 105.35
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 113.34     $ 117.17
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  90.25     $ 101.61     $ 117.94
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           --            4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --     $ 115.34
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending
                                                                                                  December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                2006         2007
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 129.46     $ 133.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  93.45     $ 103.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  77.86     $  81.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 136.03     $ 137.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              14           25
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.58     $ 113.67
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  97.21
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 122.77     $ 127.68
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              12           11
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 100.03     $ 108.35
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  90.83     $ 100.21
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 132.35     $ 141.69
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              19           24
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.43     $ 105.62
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            7
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.24     $  98.12
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  95.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 117.15     $ 120.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 137.99     $ 149.46
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 139.38     $ 159.14
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               5            5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
  Unit value                                                                                 $ 143.61     $ 165.37
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            2
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2007 ARE FOR CONTRACTS OFFERED UNDER
                     SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                2001        2002
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 107.54
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 96.20     $  77.17
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 85.75     $  67.12
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 87.46     $  56.92
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              3            4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $105.94     $  92.92
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $111.62     $  94.35
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $103.17     $ 103.51
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                2003         2004         2005
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 110.17     $ 113.65     $ 115.13
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1            3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  96.98     $ 106.56     $ 109.75
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  81.18     $  89.62     $  95.21
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  72.94     $  81.41     $  87.96
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4            4            5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 106.52
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 100.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 106.30
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 105.93
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 111.82
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 120.75     $ 132.24     $ 145.08
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            3           11
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 124.60     $ 145.52     $ 160.54
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            4            5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.17     $ 103.03     $ 104.78
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            2            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 104.76     $ 109.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending
                                                                                                  December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                2006         2007
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.73     $ 121.31
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4            6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 130.93     $ 128.17
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.56     $ 109.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  93.95     $ 107.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               5            3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 112.77     $ 105.13
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 101.20     $ 107.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 123.48     $ 126.61
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.30     $ 129.75
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 124.58     $ 124.17
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 157.18     $ 177.63
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              16           21
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 178.95     $ 174.50
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4            4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 108.50     $ 112.59
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 117.07     $ 140.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.25     $ 108.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.10     $ 116.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  95.45
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.14     $ 108.19
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2007 ARE FOR CONTRACTS OFFERED UNDER
                     SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                2001         2002
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  81.92
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.05    $ 103.54
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  55.54    $  39.17
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              35          34
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $ 107.20
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  79.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  77.17    $  74.22
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           1
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  78.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  76.77
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  68.17
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                2003         2004         2005
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $  99.64
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $ 100.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.42     $ 138.09    $ 142.68
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1           5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 111.33    $ 114.73
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 109.34    $ 118.12
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $ 104.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 160.00     $ 196.10    $ 258.05
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1           2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --    $ 124.11
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  53.42     $  59.44    $  63.86
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              35           35          34
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 110.22     $ 113.47    $ 114.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1           2
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 100.74     $ 111.95    $ 118.66
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           2
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  90.15     $  97.08    $  99.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            2           5
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.39     $ 121.98    $ 139.55
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           --           2
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  97.48     $ 105.95    $ 112.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           1
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  88.25     $  93.28    $  99.37
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           2
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending
                                                                                                 December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                2006        2007
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  99.13     $ 109.51
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            7
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 103.12     $ 107.62
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 166.44     $ 161.92
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              6            7
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 109.14     $ 115.97
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 107.73     $ 108.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 133.62     $ 133.96
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 120.15     $ 116.08
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 350.50     $ 493.27
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 134.38     $ 163.01
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1            3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $  83.06
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            9
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  66.63     $  73.67
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             29           21
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 117.67     $ 123.90
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2            3
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 123.63     $ 133.49
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              3            3
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 108.02     $ 110.41
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              5            5
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 173.31     $ 193.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              4            5
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 126.14     $ 131.25
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            1
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  98.58     $ 108.68
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              4            4
------------------------------------------------------------------------------------------------------------------------------------

 THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2007 ARE FOR CONTRACTS OFFERED
                                                     UNDER
                   SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the
                                                                                         years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              2001       2002
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      $  79.44
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --            --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      $  62.27
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --            --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      $  74.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --            --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanage Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --            --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --            --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      $ 114.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --            --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      $  56.89
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --            --
------------------------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --            --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --            --
------------------------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --            --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --            --
------------------------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --            --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --            --
------------------------------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --            --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --            --
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                2003         2004         2005
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.20     $ 117.02     $ 124.20
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            2
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  86.54     $  95.83     $ 102.93
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           --            3
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.15     $ 117.75     $ 125.26
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           --            2
------------------------------------------------------------------------------------------------------------------------------------
 Multimanage Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 114.70     $ 122.18
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 155.30     $ 180.23     $ 186.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2           --            9
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  88.87     $  92.46     $ 101.96
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            2            6
------------------------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending
                                                                                                 December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                2006         2007
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 146.87     $ 150.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            3
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.81     $ 123.99
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            4
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 142.42     $ 141.27
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            3
------------------------------------------------------------------------------------------------------------------------------------
 Multimanage Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 133.44     $ 137.10
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            3
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 215.15     $ 192.22
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              10           13
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 108.42     $ 127.01
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               6            6
------------------------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 108.47     $ 115.27
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
------------------------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.42     $ 116.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 110.31     $ 117.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
------------------------------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.10     $ 118.69
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------------------------



     EQUI-VEST(SM) is issued by and is a service mark of AXA Equitable Life
                       Insurance Company (AXA Equitable).
   Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC.
                1290 Avenue of the Americas, New York, NY 10104.
   Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.
                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2008, TO EQUI-VEST(SM) SERIES 200
EMPLOYER-SPONSORED RETIREMENT PROGRAMS, PROSPECTUS DATED MAY 1, 2008
--------------------------------------------------------------------------------



This Supplement modifies certain information in the prospectus or supplement to prospectus dated May 1, 2008 (the "Prospectus") for EQUI-VEST(SM) Employer-Sponsored Retirement programs, deferred variable annuity contracts offered by AXA Equitable Life Insurance Company ("AXA Equitable"). AXA Equitable offers its EQUI-VEST(SM) Series 200 EDC contracts modified with riders 2002EDC-WC-MI and PF 10,962, as applicable, (the "Modified EDC Agreement") only to participants in the EDC plan for Wayne County, Michigan. This Supplement describes the material differences between the Modified EDC Agreement and the EQUI-VEST(SM) Series 200 EDC contracts described in the Prospectus. Terms in this Supplement have the same meaning as in the Prospectus.


1. Exceptions to the withdrawal charge. In "Charges and expenses" under the section titled, "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts," in "Withdrawal charge for series 100 and 200 contracts," the following exceptions are added:

     o    the Participant retires pursuant to terms of the Plan; or

     o    the Participant separates from service; or

     o the Participant elects a hardship withdrawal that qualifies as an unforeseeable emergency as defined under the Internal Revenue Code and approved by the Plan; or

     o we receive proof satisfactory to us that the Participant's life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician); or

     o the Participant has qualified to receive Social Security disability benefits as certified by the Social Security Administration or is totally disabled. Total disability is the Participant's incapacity, resulting from injury or disease, to engage in any occupation for remuneration or profit. Such total disability must be certified as having been continuous for a period of at least six months prior to notice of claim and the Participant must continue to be deemed totally disabled.

          Written notice of claim must be given to us during the Participant's lifetime and during the period of total disability prior to each withdrawal. Along with the Notice of Claim, the Participant must submit acceptable proof of disability. Such proof of disability must be either (a) evidence of Social Security disability determination or
          (b) a statement from an independent U.S. licensed physician stating that the Participant meets the definition of total disability as stated above. Such certification must be resubmitted every 12 months. Failure to furnish proof of disability within the required time will not reduce any claim if it was not reasonably possible to do so, and, in no event, except in the absence of legal capacity, later than one year from the time proof is otherwise required.

          The withdrawal charge will apply if the conditions, as described in the last two items above, existed at the time the contract was issued or if the condition began within the 12 month period following the issuance of the contract.

2. Annual administrative charge. The following is added to the fifth paragraph in the section, "Annual administrative charge," under "Charges under the contracts," in the Prospectus:

          For EDC contracts issued to participants in the Wayne County, Michigan, EDC plan, the annual administrative charge is waived if the account value is at least $15,000 at the end of the contract year.

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).




            FOR USE ONLY WITH WAYNE COUNTY, MICHIGAN EDC CONTRACTS

     EQUI-VEST(SM) is issued by and is a service mark of AXA Equitable Life
                      Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.

   Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

                                                                          x02017

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2008, TO EQUI-VEST(SM) SERIES 200
EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS DATED MAY 1, 2008


EQUI-VEST(SM) TSA and EDC contracts (Series 200)
Offered to Certain Public School Employees Within the State of Virginia
--------------------------------------------------------------------------------


This Supplement modifies certain information contained in the May 1, 2008 prospectus or supplement to prospectus (the "Prospectus") for EQUI-VEST(SM) Employer-Sponsored Retirement Programs offered by AXA Equitable Life Insurance Company ("AXA Equitable").


AXA Equitable offers its EQUI-VEST(SM) Series 200 EDC and TSA contracts, modified as described below, (the "Modified EDC and TSA Agreement") only to certain participants in the EDC and TSA plans sponsored by a public education institution within the State of Virginia. This Supplement describes material regarding the annual administrative charge for EDC and TSA contracts. Terms in this Supplement have the same meaning as in the Prospectus.

o Annual administrative charge. The following is added to the fifth paragraph in the section, "Annual administrative charge," under "Charges under the contracts," in the Prospectus:

     "For EDC and TSA contracts issued to certain public school participants within the State of Virginia, with EDC and TSA plans, the annual administrative charge is waived if the account value is at least $15,000 at the end of the contract year."

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).

























       FOR USE ONLY WITH EDC AND TSA CONTRACTS IN THE STATE OF VIRGINIA


     EQUI-VEST(SM) is issued by and is a service mark of AXA Equitable Life
                      Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.

   Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                    212-554-1234                        x02018

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2008 TO EQUI-VEST(SM) EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS DATED MAY 1, 2008

For Employees of Employers Associated with Real Living Network
--------------------------------------------------------------------------------



This Supplement modifies certain information contained in the prospectus or supplement to prospectus dated May 1, 2008 ("Prospectus") as it relates to certain series 200 Trusteed Contracts offered by AXA Equitable Life Insurance Company ("AXA Equitable"). The Series 200 Trusteed Contracts, modified as described below (the "Modified Trusteed Contracts"), are offered to employees of employers associated with Real Living Network, a real estate brokerage firm, on the basis described in the Prospectus, except that the withdrawal charge applicable to the Modified Trusteed Contracts will be waived for all plan assets invested under such Contracts, except for any withdrawal of plan assets which were invested in the guaranteed interest option less than 120 days prior to such withdrawal. Except as modified above, the discussion under "Withdrawal charge for series 100 and 200 contracts" under "Charges and expenses" with respect to Trusteed Contracts is applicable to the Modified Trusteed Contracts.



The annual administrative charge is waived.


Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).
































     EQUI-VEST(SM) is issued by and is a service mark of AXA Equitable Life
                      Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.

   Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234


                                                                         x02019

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2008 TO THE MAY 1, 2008 EQUI-VEST(SM)
EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR:


EQUI-VEST(SM) TSA SERIES 100 AND 200 CERTIFICATES AND CONTRACTS (THE "MODIFIED CONTRACTS") TO THE EMPLOYEES FOR THE SCHOOL DISTRICT OF PHILADELPHIA IN THE STATE OF PENNSYLVANIA.
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus and SAI, as supplemented to date (together, the "Prospectus"), for EQUI-VEST(SM) employer-sponsored retirement programs offered by AXA Equitable Life Insurance Company ("AXA Equitable"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.

AXA Equitable offers the Modified Contracts described below to employees in the School District of Philadelphia 403(b) Plan in the State of Pennsylvania. This Supplement describes the material differences between the Modified Contracts and the EQUI-VEST(SM) series 100 and 200 contracts described in the Prospectus. Terms in this Supplement have the same meaning as in the Prospectus. Material differences between the Modified Contracts and the TSA provisions described in the series 100 and 200 prospectus include the following:

A. Administrative charge. The annual administrative charge is waived; therefore, all references in the Prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

B. Withdrawal charges. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed:

     1. The next to last bullet in "Additional features" under "EQUI-VEST(SM) employer-sponsored retirement programs at a glance - key features" is deleted in its entirety and replaced with the following: o Waiver of withdrawal charge under certain circumstances and contracts. See "Charges and expenses" later in this Prospectus.

     2. In the section "Charges and expenses" of the Prospectus, under "Withdrawal charge for series 100 and 200 contracts," "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts," the following is added after the bullet under the heading "No withdrawal charge applies under a TSA or EDC (subject to state availability) contract if:"

          FOR THE MODIFIED CONTRACTS ONLY

          No withdrawal charge applies under TSA contracts if:

          o    The participant separates from service at any time;

          o The participant has qualified to receive Social Security disability benefits as certified by the Social Security Administration or is totally disabled;

          o The participant makes a withdrawal to satisfy minimum distribution requirements;

          o The participant elects a withdrawal that qualifies as a hardship withdrawal under the Internal Revenue Code;

          o We receive proof satisfactory to us (including certification by a licensed physician) that the participant's life expectancy is six months or less;

          o The participant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care services, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

               -- its main function is to provide skilled, intermediate or custodial nursing care;

               -- it provides continuous room and board to three or more persons;

               -- it is supervised by a registered nurse or licensed practical nurse;

               --   it keeps daily medical records of each patient;

               --   it controls and records all medications dispensed;

               -- its primary service is other than to provide housing for residents; or

          o The participant dies and a death benefit is payable to the beneficiary.





 FOR USE WITH TSA CERTIFICATES/CONTRACTS OF THE SCHOOL DISTRICT OF PHILADELPHIA
                                  PENNSYLVANIA
888-1401 (5/08)                                        Catalog No. 136841 (5/08)
                                                                          x02020

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).











































     EQUI-VEST(SM) is issued by and is a service mark of AXA Equitable Life
                      Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.

   Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

EQUI-VEST(SM)

Employer-Sponsored Retirement Programs

TSA ADVANTAGE(SM)


SUPPLEMENT DATED MAY 1, 2008
TO THE PROSPECTUS DATED MAY 1, 2008


--------------------------------------------------------------------------------


This supplement adds to and modifies certain information contained in the prospectus dated May 1, 2008 for the EQUI-VEST(SM) Employer-Sponsored Retirement Programs offered by AXA Equitable Life Insurance Company ("Prospectus").


We offer the series 600 TSA Advantage(SM) contract to fund all Section 403(b) plans sponsored by Section 501(c)(3) tax-exempt organizations, except those plans sponsored by primary or secondary schools. It is also available to post-secondary public educational institutions described in Section 403(b)(1)(A)(ii) of the Internal Revenue Code with more than 500 employees eligible to participate. For plans sponsored by a hospital or other health care organization qualified or intended to qualify under Section 501(c)(3) of the Internal Revenue Code, the TSA Advantage(SM) contract will be available only when the employer makes contributions to the 403(b) plan (whether on a matching or non-elective contribution basis) or makes a contribution to a plan qualified under 401(a) of the Internal Revenue Code, matching employee elective deferrals in the 403(b) plan. Under the TSA Advantage(SM) contract, contributions including rollover contributions and direct transfer contributions from existing Section 403(b) plans (programs or arrangements), may be accepted only if the contributions are fully vested under the existing TSA plan. The TSA Advantage(SM) contract may not currently be available in your state. Your financial professional can provide information about state availability.

Currently, no new units will be permitted to enroll in the TSA Advantage (Series 600) product. New participants, however, can be enrolled into existing TSA Advantage units.

For Section 403(b) plans offered for hospital and health care facility employees, non-salary reduction (employer contributions) must be made. TSA Advantage(SM) is available only to employees of employers that currently have, or within the first contract year are expected to have, at least 50 participants. Employees in Section 403(b) plans that do not meet these requirements are only eligible for TSA series 100 and 200 contracts. Subject to a written agreement between AXA Equitable and an employer sponsoring a 403(b) plan that uses an EQUI-VEST(SM) TSA Advantage(SM) contract as a funding vehicle for plan assets, AXA Equitable may reimburse that employer for certain expenses associated with that employer's plan, for example recordkeeping or other administrative services. Any such reimbursement will not exceed ten dollars for each EQUI-VEST(SM) TSA Advantage(SM) contract issued to a participant of that employer's 403(b) plan.

See "Tax information" in the Prospectus for a more detailed discussion of sources of contributions, certain contribution limitations and other tax information for TSA contracts.

We offer the EQUI-VEST(SM) TSA Advantage(SM) contract to purchasers on the same basis and under the same terms and conditions described in the Prospectus as those that apply to the EQUI-VEST(SM) series 100 and 200 TSA contracts, except for certain material differences. Terms we use in this supplement have the same meaning as in the prospectus, unless we indicate otherwise.

Material differences between TSA Advantage(SM) and the provisions of the EQUI-VEST(SM) TSA series 100 and 200 contracts described in the Prospectus include the information, above as well as the following:

Because you are purchasing an annuity contract as a Tax Sheltered Annuity
(TSA), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).





                                                                          X02021

--------------------------------------------------------------------------------

The following is added to "EQUI-VEST(SM) employer-sponsored retirement programs at a glance -- key features" in "Fees and charges" in the Prospectus:


------------------------------------------------------------------------------------------------------------------------------------
Fees and charges under series 600       o Daily charge on amounts invested in variable investment options for mortality and expense risks and other expenses at a current annual rate of 1.20% (2% maximum).

                                        o Annual administrative charge: $30 ($65 maximum) currently or, if less, 2% of the account value, less any amount withdrawn during the contract year.

                                        o Charge for third-party transfer (such as in the case of a direct rollover to a traditional IRA contract) or exchange (if your contract is exchanged for a 403(b)(1)
                                          contract issued by another insurance company): none currently ($65 maximum).

                                        o No sales charge deducted at the time you make contributions.

                                        o Withdrawal charge: We deduct a charge equal to 6% of the amount withdrawn or the defaulted loan amount in the first six contract years. The total of all withdrawal charges assessed may not exceed 8% of all contributions made in the first six contract years. Under certain circumstances, the withdrawal charge will not apply. They are discussed in "Charges and expenses" later in this supplement.

                                        o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. The charge is generally deducted from the amount applied to an annuity payout option.

                                        o We deduct an annuity administrative fee of $350 from amounts applied to a Variable
                                          Immediate Annuity payout option. This option is described in a separate prospectus that is available from your financial professional.

                                        o Annual expenses of the Trusts' portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. Please see "Fee table" later in this prospectus for details.

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Series 600 TSA Advantage contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Supplement.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase a Variable Immediate Annuity payout option or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.


EQUI-VEST(SM) SERIES 600 CONTRACTS



------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value at the time you request certain transactions
------------------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of the amount withdrawn (deducted
if you surrender your contract or make certain withdrawals)(1)                             6.00%
------------------------------------------------------------------------------------------------------------------------------------
Charge if you elect a Variable Immediate Annuity payout option (which is described
in a separate prospectus for that option)                                                  $350
------------------------------------------------------------------------------------------------------------------------------------
Charge for third-party transfer or exchange                                                $65 maximum per occurrence;
                                                                                           currently, none
------------------------------------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying trust portfolio fees and expenses.

------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value on each contract date anniversary
------------------------------------------------------------------------------------------------------------------------------------
                                                                                $65 maximum (currently $30) or, if less, 2% of your
                                                                                account value, less any amount previously withdrawn
Annual administrative charge                                                    during the contract year
------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Separate account annual expenses:                                               Maximum     Current
                                                                                -------     -------
Mortality and expense risk(2)                                                   1.75%       0.95%
Other expenses                                                                  0.25%       0.25%
                                                                                -----       -----
Total Separate Account A annual expenses                                        2.00%       1.20%
------------------------------------------------------------------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.


------------------------------------------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2007 (expenses that are           Lowest     Highest
deducted from portfolio assets including management fees, 12b-1 fees,           ------     -------
service fees, and/or other expenses)(3)                                         0.63%      3.71%
------------------------------------------------------------------------------------------------------------------------------------



                                                                     Fee table 3

This table shows the fees and expenses for 2007 as an annual percentage of each portfolio's daily average net assets.



---------------------------------------------------------------------------------------------
                                                         Manage-
                                                          ment      12b-1     Other
Portfolio Name                                           Fees(4)   Fees(5)  Expenses(6)
---------------------------------------------------------------------------------------------
AXA Premier VIP Trust:
---------------------------------------------------------------------------------------------
AXA Aggressive Allocation(a)                             0.10%      0.25%     0.17%
AXA Conservative Allocation(a)                           0.10%      0.25%     0.21%
AXA Conservative-Plus Allocation(a)                      0.10%      0.25%     0.19%
AXA Moderate Allocation(a)                               0.10%      0.25%     0.17%
AXA Moderate-Plus Allocation(a)                          0.10%      0.25%     0.17%
Multimanager Aggressive Equity                           0.60%      0.25%     0.19%
Multimanager Core Bond                                   0.58%      0.25%     0.18%
Multimanager Health Care                                 1.20%      0.25%     0.23%
Multimanager High Yield                                  0.57%      0.25%     0.19%
Multimanager International Equity                        1.00%      0.25%     0.23%
Multimanager Large Cap Core Equity                       0.89%      0.25%     0.21%
Multimanager Large Cap Growth                            0.90%      0.25%     0.22%
Multimanager Large Cap Value                             0.87%      0.25%     0.20%
Multimanager Mid Cap Growth                              1.10%      0.25%     0.20%
Multimanager Mid Cap Value                               1.09%      0.25%     0.20%
Multimanager Small Cap Growth                            1.05%      0.25%     0.27%
Multimanager Small Cap Value                             1.03%      0.25%     0.18%
Multimanager Technology                                  1.20%      0.25%     0.22%
Target 2015 Allocation                                   0.10%      0.25%     1.71%
Target 2025 Allocation                                   0.10%      0.25%     1.41%
Target 2035 Allocation                                   0.10%      0.25%     2.38%
Target 2045 Allocation                                   0.10%      0.25%     2.81%
---------------------------------------------------------------------------------------------
 EQ Advisors Trust:
---------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                         0.47%      0.25%     0.13%
EQ/AllianceBernstein Intermediate Government Securities   0.50%      0.25%     0.13%
EQ/AllianceBernstein International                        0.71%      0.25%     0.18%
EQ/AllianceBernstein Large Cap Growth                     0.90%      0.25%     0.13%
EQ/AllianceBernstein Quality Bond                         0.50%      0.25%     0.14%
EQ/AllianceBernstein Small Cap Growth                     0.74%      0.25%     0.13%
EQ/AllianceBernstein Value                                0.59%      0.25%     0.12%
EQ/AXA Rosenberg Value Long/Short Equity                  1.40%      0.25%     1.91%
EQ/BlackRock Basic Value Equity                           0.55%      0.25%     0.13%
EQ/BlackRock International Value                          0.81%      0.25%     0.19%
EQ/Boston Advisors Equity Income                          0.75%      0.25%     0.14%
EQ/Calvert Socially Responsible                           0.65%      0.25%     0.23%
EQ/Capital Guardian Growth                                0.65%      0.25%     0.14%
EQ/Capital Guardian Research                              0.63%      0.25%     0.13%
EQ/Caywood-Scholl High Yield Bond                         0.60%      0.25%     0.16%
EQ/Davis New York Venture                                 0.85%      0.25%     0.18%
EQ/Equity 500 Index                                       0.25%      0.25%     0.13%
EQ/Evergreen International Bond                           0.70%      0.25%     0.17%
EQ/Evergreen Omega                                        0.65%      0.25%     0.25%
EQ/FI Mid Cap                                             0.68%      0.25%     0.13%
EQ/Franklin Income                                        0.90%      0.25%     0.15%
EQ/Franklin Small Cap Value                               0.90%      0.25%     0.18%
EQ/Franklin Templeton Founding Strategy                   0.05%      0.25%     0.22%
EQ/GAMCO Mergers and Acquisitions                         0.90%      0.25%     0.19%
EQ/GAMCO Small Company Value                              0.76%      0.25%     0.12%
EQ/International Core PLUS(e)                             0.60%      0.25%     0.30%
EQ/International Growth                                   0.85%      0.25%     0.27%
EQ/JPMorgan Core Bond                                     0.43%      0.25%     0.13%
EQ/JPMorgan Value Opportunities                           0.60%      0.25%     0.14%
EQ/Large Cap Core PLUS(b)                                 0.50%      0.25%     0.25%
EQ/Large Cap Growth PLUS(c)                               0.50%      0.25%     0.24%
EQ/Legg Mason Value Equity                                0.65%      0.25%     0.17%
EQ/Long Term Bond                                         0.40%      0.25%     0.13%
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                           Total
                                                        Acquired           Annual                    Net
                                                          Fund           Expenses    Fee Waiv-      Annual
                                                        Fees and          (Before    ers and/or    Expenses
                                                        Expenses          Expense     Expense       (After
                                                      (Underlying         Limita-    Reimburse-     Expense
Portfolio Name                                       Portfolios)(7)        tions)     ments(8)    Limitations)
--------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust:
--------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation(a)                              0.92%            1.44%      (0.17)%        1.27%
AXA Conservative Allocation(a)                            0.69%            1.25%      (0.21)%        1.04%
AXA Conservative-Plus Allocation(a)                       0.76%            1.30%      (0.19)%        1.11%
AXA Moderate Allocation(a)                                0.82%            1.34%      (0.17)%        1.17%
AXA Moderate-Plus Allocation(a)                           0.86%            1.38%      (0.17)%        1.21%
Multimanager Aggressive Equity                              --             1.04%         --          1.04%
Multimanager Core Bond                                      --             1.01%      (0.01)%        1.00%
Multimanager Health Care                                    --             1.68%       0.00%         1.68%
Multimanager High Yield                                     --             1.01%         --          1.01%
Multimanager International Equity                           --             1.48%       0.00%         1.48%
Multimanager Large Cap Core Equity                          --             1.35%       0.00%         1.35%
Multimanager Large Cap Growth                               --             1.37%      (0.02)%        1.35%
Multimanager Large Cap Value                                --             1.32%       0.00%         1.32%
Multimanager Mid Cap Growth                                 --             1.55%       0.00%         1.55%
Multimanager Mid Cap Value                                  --             1.54%       0.00%         1.54%
Multimanager Small Cap Growth                               --             1.57%      (0.02)%        1.55%
Multimanager Small Cap Value                                --             1.46%       0.00%         1.46%
Multimanager Technology                                   0.01%            1.68%       0.00%         1.68%
Target 2015 Allocation                                    0.55%            2.61%      (1.46)%        1.15%
Target 2025 Allocation                                    0.55%            2.31%      (1.16)%        1.15%
Target 2035 Allocation                                    0.55%            3.28%      (2.13)%        1.15%
Target 2045 Allocation                                    0.55%            3.71%      (2.56)%        1.15%
--------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust:
--------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                           --             0.85%         --          0.85%
EQ/AllianceBernstein Intermediate
  Government Securities                                     --             0.88%         --          0.88%
EQ/AllianceBernstein International                          --             1.14%      (0.04)%        1.10%
EQ/AllianceBernstein Large Cap Growth                       --             1.28%      (0.23)%        1.05%
EQ/AllianceBernstein Quality Bond                           --             0.89%         --          0.89%
EQ/AllianceBernstein Small Cap Growth                       --             1.12%         --          1.12%
EQ/AllianceBernstein Value                                  --             0.96%      (0.01)%        0.95%
EQ/AXA Rosenberg Value Long/Short Equity                    --             3.56%       0.00%         3.56%
EQ/BlackRock Basic Value Equity                             --             0.93%       0.00%         0.93%
EQ/BlackRock International Value                            --             1.25%       0.00%         1.25%
EQ/Boston Advisors Equity Income                            --             1.14%      (0.09)%        1.05%
EQ/Calvert Socially Responsible                             --             1.13%      (0.08)%        1.05%
EQ/Capital Guardian Growth                                0.01%            1.05%      (0.09)%        0.96%
EQ/Capital Guardian Research                                --             1.01%      (0.06)%        0.95%
EQ/Caywood-Scholl High Yield Bond                           --             1.01%      (0.01)%        1.00%
EQ/Davis New York Venture                                   --             1.28%       0.00%         1.28%
EQ/Equity 500 Index                                         --             0.63%         --          0.63%
EQ/Evergreen International Bond                             --             1.12%       0.00%         1.12%
EQ/Evergreen Omega                                          --             1.15%       0.00%         1.15%
EQ/FI Mid Cap                                               --             1.06%      (0.06)%        1.00%
EQ/Franklin Income                                          --             1.30%       0.00%         1.30%
EQ/Franklin Small Cap Value                                 --             1.33%      (0.03)%        1.30%
EQ/Franklin Templeton Founding Strategy                   1.05%            1.57%      (0.12)%        1.45%(9)
EQ/GAMCO Mergers and Acquisitions                           --             1.34%       0.00%         1.34%
EQ/GAMCO Small Company Value                                --             1.13%       0.00%         1.13%
EQ/International Core PLUS(e)                             0.04%            1.19%      (0.05)%        1.14%
EQ/International Growth                                     --             1.37%       0.00%         1.37%
EQ/JPMorgan Core Bond                                       --             0.81%       0.00%         0.81%
EQ/JPMorgan Value Opportunities                             --             0.99%      (0.04)%        0.95%
EQ/Large Cap Core PLUS(b)                                 0.02%            1.02%      (0.05)%        0.97%
EQ/Large Cap Growth PLUS(c)                               0.02%            1.01%      (0.04)%        0.97%
EQ/Legg Mason Value Equity                                  --             1.07%      (0.07)%        1.00%
EQ/Long Term Bond                                           --             0.78%       0.00%         0.78%
--------------------------------------------------------------------------------------------------------------------


4 Fee table

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             Total
                                                                             Acquired        Annual                      Net
                                                                               Fund         Expenses    Fee Waiv-      Annual
                                                                             Fees and        (Before   ers and/or     Expenses
                                          Manage-                            Expenses        Expense     Expense       (After
                                           ment       12b-1     Other       (Underlying      Limita-   Reimburse-     Expense
Portfolio Name                            Fees(4)    Fees(5)  Expenses(6)  Portfolios)(7)     tions)     ments(8)    Limitations)
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income           0.65%      0.25%     0.16%           --             1.06%      (0.06)%      1.00%
EQ/Lord Abbett Large Cap Core              0.65%      0.25%     0.21%           --             1.11%      (0.11)%      1.00%
EQ/Lord Abbett Mid Cap Value               0.70%      0.25%     0.15%           --             1.10%      (0.05)%      1.05%
EQ/Marsico Focus                           0.85%      0.25%     0.13%           --             1.23%      (0.08)%      1.15%
EQ/Mid Cap Value PLUS(d)                   0.55%      0.25%     0.24%         0.02%            1.06%      (0.04)%      1.02%
EQ/Money Market                            0.32%      0.25%     0.13%           --             0.70%         --        0.70%
EQ/Montag & Caldwell Growth                0.75%      0.25%     0.15%           --             1.15%       0.00%       1.15%
EQ/Mutual Shares                           0.90%      0.25%     0.21%           --             1.36%      (0.06)%      1.30%
EQ/Oppenheimer Global                      0.95%      0.25%     0.51%         0.01%            1.72%      (0.36)%      1.36%
EQ/Oppenheimer Main Street Opportunity     0.85%      0.25%     0.45%         0.01%            1.56%      (0.25)%      1.31%
EQ/Oppenheimer Main Street Small Cap       0.90%      0.25%     0.48%         0.01%            1.64%      (0.33)%      1.31%
EQ/PIMCO Real Return                       0.55%      0.25%     0.14%           --             0.94%      (0.04)%      0.90%
EQ/Short Duration Bond                     0.43%      0.25%     0.15%           --             0.83%       0.00%       0.83%
EQ/Small Company Index                     0.25%      0.25%     0.14%           --             0.64%       0.00%       0.64%
EQ/T. Rowe Price Growth Stock              0.79%      0.25%     0.14%           --             1.18%      (0.03)%      1.15%
EQ/Templeton Growth                        0.95%      0.25%     0.20%           --             1.40%      (0.05)%      1.35%
EQ/UBS Growth and Income                   0.75%      0.25%     0.16%           --             1.16%      (0.11)%      1.05%
EQ/Van Kampen Comstock                     0.65%      0.25%     0.15%           --             1.05%      (0.05)%      1.00%
EQ/Van Kampen Emerging Markets Equity      1.11%      0.25%     0.28%           --             1.64%       0.00%       1.64%
EQ/Van Kampen Mid Cap Growth               0.70%      0.25%     0.15%           --             1.10%      (0.05)%      1.05%
EQ/Van Kampen Real Estate                  0.90%      0.25%     0.21%           --             1.36%      (0.10)%      1.26%
------------------------------------------------------------------------------------------------------------------------------------



Notes:

(a)  The AXA Allocation portfolios.

(b)  Formerly named "MarketPLUS Large Cap Core."

(c)  Formerly named "MarketPLUS Large Cap Growth."

(d)  Formerly named "MarketPLUS Mid Cap Value."

(e)  Formerly named "MarketPLUS International Core."


(1)  A portion of this charge is for providing the death benefit.

(2) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2006 and for the underlying portfolios.

(4) The management fees for each portfolio cannot be increased without a vote of that portfolio's shareholders. See footnote (8) for any expense limitation agreement information.

(5) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the portfolios of the AXA Premier VIP Trust and the EQ Advisors Trust, the 12b-1 fee will not be increased for the life of the contract.

(6) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (8) for any expense limitation agreement information.


(7) Each of these variable investment options invests in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("underlying portfolios"). Amounts shown reflect each portfolio's pro rata share of the fees and expenses of the underlying portfolio(s) in which it invests. A "--" indicates that the listed portfolio does not invest in underlying portfolios.

(8) The amounts shown reflect any fee waivers and/or expense reimbursements that apply to each portfolio. A "--" indicates that there is no expense limitation in effect, and "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain portfolios, which are effective through April 30, 2008 (unless the Board of Trustees of AXA Premier VIP Trust or EQ Advisors Trust, as applicable, consents to an earlier revision or termination of this arrangement). Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits such portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the portfolio invests and extraordinary expenses) to not more than the amounts specified in the agreements. Therefore, each portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. See the prospectuses for each applicable underlying trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:



                                                                     Fee table 5

     ---------------------------------------------
                   Portfolio Name:
     ---------------------------------------------
     Multimanager Aggressive Equity          0.97%
     Multimanager Health Care                1.67%
     Multimanager Large Cap Core Equity      1.34%
     Multimanager Large Cap Growth           1.29%
     Multimanager Large Cap Value            1.26%
     Multimanager Mid Cap Growth             1.52%
     Multimanager Mid Cap Value              1.53%
     Multimanager Small Cap Growth           1.35%
     Multimanager Small Cap Value            1.45%
     Multimanager Technology                 1.67%
     EQ/AllianceBernstein Common Stock       0.84%
     EQ/AllianceBernstein Large Cap Growth   1.03%
     EQ/AllianceBernstein Small Cap Growth   1.11%
     EQ/AllianceBernstein Value              0.87%
     EQ/BlackRock Basic Value Equity         0.92%
     EQ/Davis New York Venture               1.25%
     EQ/Evergreen Omega                      1.12%
     EQ/GAMCO Mergers and Acquisitions       1.33%
     EQ/GAMCO Small Company Value            1.10%
     EQ/International Core PLUS              1.05%
     EQ/Large Cap Core PLUS                  0.83%
     EQ/Large Cap Growth PLUS                0.82%
     EQ/Legg Mason Value Equity              0.97%
     EQ/Lord Abbett Growth and Income        0.98%
     EQ/Lord Abbett Large Cap Core           0.99%
     EQ/Lord Abbett Mid Cap Value            1.04%
     EQ/Mid Cap Value PLUS                   0.81%
     EQ/Montag & Caldwell Growth             1.13%
     EQ/T. Rowe Price Growth Stock           0.87%
     EQ/UBS Growth and Income                1.04%
     EQ/Van Kampen Comstock                  0.99%
     EQ/Van Kampen Mid Cap Growth            1.04%
     ---------------------------------------------

(9) In addition to the fee waiver and/or expense reimbursement discussed in the footnote immediately above, AXA Equitable, voluntarily will waive all its management and adminis tration fees and reimburse all other expenses associated with the EQ/Franklin Templeton Founding Strategy Portfolio ("Portfolio") (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of the investment companies in which the Portfolio invests, Rule 12b-1 fees and extraordinary expenses). Accordingly, the Total Annual Operating Expenses (including Acquired Fund Fees and Expenses), taking into account the voluntary waiver by AXA Equitable, will be 1.30%. The voluntary waiver by AXA Equitable will remain in effect until April 30, 2009.



EXAMPLES: EQUI-VEST(SM) SERIES 600 CONTRACTS


These examples are intended to help you compare the cost of investing in the series 600 TSA Advantage contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.

The examples below show the expenses that a hypothetical contract owner or participant, as applicable, would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2007, which results in an estimated annual charge of 0.0643% of contract value.


The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the annual administrative charge, the withdrawal charge, the third party transfer or exchange charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

The examples assume that you invest $10,000 in the certificate for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this supplement (except the annual administrative charge which is described above); (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; and (iii) there is no waiver of the withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



6 Fee table

------------------------------------------------------------------------------------------------------
                                                           If you surrender your contract at the end
                                                                 of the applicable time period
------------------------------------------------------------------------------------------------------
                                                           1 year    3 years    5 years    10 years
------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                  $  915     $1,680     $2,465      $3,904
AXA Conservative Allocation                                $  896     $1,624     $2,375      $3,726
AXA Conservative-Plus Allocation                           $  901     $1,639     $2,399      $3,773
AXA Moderate Allocation                                    $  905     $1,651     $2,418      $3,811
AXA Moderate-Plus Allocation                               $  909     $1,662     $2,436      $3,848
Multimanager Aggressive Equity                             $  875     $1,563     $2,275      $3,525
Multimanager Core Bond                                     $  872     $1,554     $2,261      $3,496
Multimanager Health Care                                   $  939     $1,749     $2,577      $4,124
Multimanager High Yield                                    $  872     $1,554     $2,261      $3,496
Multimanager International Equity                          $  919     $1,691     $2,483      $3,941
Multimanager Large Cap Core Equity                         $  906     $1,653     $2,422      $3,820
Multimanager Large Cap Growth                              $  908     $1,659     $2,432      $3,839
Multimanager Large Cap Value                               $  903     $1,645     $2,408      $3,792
Multimanager Mid Cap Growth                                $  926     $1,711     $2,516      $4,005
Multimanager Mid Cap Value                                 $  925     $1,708     $2,511      $3,996
Multimanager Small Cap Growth                              $  928     $1,717     $2,525      $4,024
Multimanager Small Cap Value                               $  917     $1,685     $2,474      $3,922
Multimanager Technology                                    $  939     $1,749     $2,577      $4,124
Target 2015 Allocation                                     $1,031     $2,014     $3,000      $4,926
Target 2025 Allocation                                     $1,001     $1,929     $2,865      $4,676
Target 2035 Allocation                                     $1,098     $2,202     $3,294      $5,457
Target 2045 Allocation                                     $1,140     $2,322     $3,478      $5,778
------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                          $  856     $1,507     $2,184      $3,340
EQ/AllianceBernstein Intermediate Government Securities    $  859     $1,516     $2,199      $3,369
EQ/AllianceBernstein International                         $  885     $1,592     $2,323      $3,621
EQ/AllianceBernstein Large Cap Growth                      $  899     $1,633     $2,389      $3,754
EQ/AllianceBernstein Quality Bond                          $  860     $1,519     $2,203      $3,379
EQ/AllianceBernstein Small Cap Growth                      $  883     $1,586     $2,313      $3,602
EQ/AllianceBernstein Value                                 $  867     $1,540     $2,237      $3,447
EQ/AXA Rosenberg Value Long/Short Equity                   $1,125     $2,280     $3,414      $5,668
EQ/BlackRock Basic Value Equity                            $  864     $1,531     $2,223      $3,418
EQ/BlackRock International Value                           $  896     $1,624     $2,375      $3,726
EQ/Boston Advisors Equity Income                           $  885     $1,592     $2,323      $3,621
EQ/Calvert Socially Responsible                            $  884     $1,589     $2,318      $3,612
EQ/Capital Guardian Growth                                 $  876     $1,566     $2,280      $3,535
EQ/Capital Guardian Research                               $  872     $1,554     $2,261      $3,496
EQ/Caywood-Scholl High Yield Bond                          $  872     $1,554     $2,261      $3,496
EQ/Davis New York Venture                                  $  899     $1,633     $2,389      $3,754
EQ/Equity 500 Index                                        $  834     $1,443     $2,078      $3,120
EQ/Evergreen International Bond                            $  883     $1,586     $2,313      $3,602
EQ/Evergreen Omega                                         $  886     $1,595     $2,328      $3,631
EQ/FI Mid Cap                                              $  877     $1,569     $2,285      $3,544
EQ/Franklin Income                                         $  901     $1,639     $2,399      $3,773
EQ/Franklin Small Cap Value                                $  904     $1,648     $2,413      $3,801
EQ/Franklin Templeton Founding Strategy                    $  928     $1,717     $2,525      $4,024
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                                  If you annuitize at the end
                                                               of the applicable time period(1)
------------------------------------------------------------------------------------------------------
                                                          1 year     3 years    5 years    10 years
------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                   N/A       $1,680     $2,465      $3,904
AXA Conservative Allocation                                 N/A       $1,624     $2,375      $3,726
AXA Conservative-Plus Allocation                            N/A       $1,639     $2,399      $3,773
AXA Moderate Allocation                                     N/A       $1,651     $2,418      $3,811
AXA Moderate-Plus Allocation                                N/A       $1,662     $2,436      $3,848
Multimanager Aggressive Equity                              N/A       $1,563     $2,275      $3,525
Multimanager Core Bond                                      N/A       $1,554     $2,261      $3,496
Multimanager Health Care                                    N/A       $1,749     $2,577      $4,124
Multimanager High Yield                                     N/A       $1,554     $2,261      $3,496
Multimanager International Equity                           N/A       $1,691     $2,483      $3,941
Multimanager Large Cap Core Equity                          N/A       $1,653     $2,422      $3,820
Multimanager Large Cap Growth                               N/A       $1,659     $2,432      $3,839
Multimanager Large Cap Value                                N/A       $1,645     $2,408      $3,792
Multimanager Mid Cap Growth                                 N/A       $1,711     $2,516      $4,005
Multimanager Mid Cap Value                                  N/A       $1,708     $2,511      $3,996
Multimanager Small Cap Growth                               N/A       $1,717     $2,525      $4,024
Multimanager Small Cap Value                                N/A       $1,685     $2,474      $3,922
Multimanager Technology                                     N/A       $1,749     $2,577      $4,124
Target 2015 Allocation                                      N/A       $2,014     $3,000      $4,926
Target 2025 Allocation                                      N/A       $1,929     $2,865      $4,676
Target 2035 Allocation                                      N/A       $2,202     $3,294      $5,457
Target 2045 Allocation                                      N/A       $2,322     $3,478      $5,778
------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                           N/A       $1,507     $2,184      $3,340
EQ/AllianceBernstein Intermediate Government Securities     N/A       $1,516     $2,199      $3,369
EQ/AllianceBernstein International                          N/A       $1,592     $2,323      $3,621
EQ/AllianceBernstein Large Cap Growth                       N/A       $1,633     $2,389      $3,754
EQ/AllianceBernstein Quality Bond                           N/A       $1,519     $2,203      $3,379
EQ/AllianceBernstein Small Cap Growth                       N/A       $1,586     $2,313      $3,602
EQ/AllianceBernstein Value                                  N/A       $1,540     $2,237      $3,447
EQ/AXA Rosenberg Value Long/Short Equity                    N/A       $2,280     $3,414      $5,668
EQ/BlackRock Basic Value Equity                             N/A       $1,531     $2,223      $3,418
EQ/BlackRock International Value                            N/A       $1,624     $2,375      $3,726
EQ/Boston Advisors Equity Income                            N/A       $1,592     $2,323      $3,621
EQ/Calvert Socially Responsible                             N/A       $1,589     $2,318      $3,612
EQ/Capital Guardian Growth                                  N/A       $1,566     $2,280      $3,535
EQ/Capital Guardian Research                                N/A       $1,554     $2,261      $3,496
EQ/Caywood-Scholl High Yield Bond                           N/A       $1,554     $2,261      $3,496
EQ/Davis New York Venture                                   N/A       $1,633     $2,389      $3,754
EQ/Equity 500 Index                                         N/A       $1,443     $2,078      $3,120
EQ/Evergreen International Bond                             N/A       $1,586     $2,313      $3,602
EQ/Evergreen Omega                                          N/A       $1,595     $2,328      $3,631
EQ/FI Mid Cap                                               N/A       $1,569     $2,285      $3,544
EQ/Franklin Income                                          N/A       $1,639     $2,399      $3,773
EQ/Franklin Small Cap Value                                 N/A       $1,648     $2,413      $3,801
EQ/Franklin Templeton Founding Strategy                     N/A       $1,717     $2,525      $4,024
------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------
                                                         If you do not surrender your contract
                                                       at the end of the applicable time period
------------------------------------------------------------------------------------------------------
                                                       1 year    3 years    5 years    10 years
------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                               $368      $1,118     $1,888     $3,904
AXA Conservative Allocation                             $348      $1,059     $1,793     $3,726
AXA Conservative-Plus Allocation                        $353      $1,075     $1,818     $3,773
AXA Moderate Allocation                                 $357      $1,087     $1,838     $3,811
AXA Moderate-Plus Allocation                            $361      $1,099     $1,858     $3,848
Multimanager Aggressive Equity                          $326      $  994     $1,686     $3,525
Multimanager Core Bond                                  $323      $  985     $1,671     $3,496
Multimanager Health Care                                $393      $1,191     $2,007     $4,124
Multimanager High Yield                                 $323      $  985     $1,671     $3,496
Multimanager International Equity                       $372      $1,130     $1,908     $3,941
Multimanager Large Cap Core Equity                      $358      $1,090     $1,843     $3,820
Multimanager Large Cap Growth                           $360      $1,096     $1,853     $3,839
Multimanager Large Cap Value                            $355      $1,081     $1,828     $3,792
Multimanager Mid Cap Growth                             $379      $1,152     $1,943     $4,005
Multimanager Mid Cap Value                              $378      $1,149     $1,938     $3,996
Multimanager Small Cap Growth                           $381      $1,158     $1,953     $4,024
Multimanager Small Cap Value                            $370      $1,124     $1,898     $3,922
Multimanager Technology                                 $393      $1,191     $2,007     $4,124
Target 2015 Allocation                                  $490      $1,473     $2,457     $4,926
Target 2025 Allocation                                  $459      $1,383     $2,314     $4,676
Target 2035 Allocation                                  $561      $1,672     $2,770     $5,457
Target 2045 Allocation                                  $606      $1,799     $2,966     $5,778
------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                       $306      $  935      $1,590     $3,340
EQ/AllianceBernstein Intermediate
  Government Securities                                 $309      $  945      $1,605     $3,369
EQ/AllianceBernstein International                      $336      $1,025      $1,737     $3,621
EQ/AllianceBernstein Large Cap Growth                   $351      $1,069      $1,808     $3,754
EQ/AllianceBernstein Quality Bond                       $310      $  948      $1,610     $3,379
EQ/AllianceBernstein Small Cap Growth                   $334      $1,019      $1,727     $3,602
EQ/AllianceBernstein Value                              $317      $  970      $1,646     $3,447
EQ/AXA Rosenberg Value Long/Short Equity                $590      $1,755      $2,898     $5,668
EQ/BlackRock Basic Value Equity                         $314      $  960      $1,630     $3,418
EQ/BlackRock International Value                        $348      $1,059      $1,793     $3,726
EQ/Boston Advisors Equity Income                        $336      $1,025      $1,737     $3,621
EQ/Calvert Socially Responsible                         $335      $1,022      $1,732     $3,612
EQ/Capital Guardian Growth                              $327      $  997      $1,692     $3,535
EQ/Capital Guardian Research                            $323      $  985      $1,671     $3,496
EQ/Caywood-Scholl High Yield Bond                       $323      $  985      $1,671     $3,496
EQ/Davis New York Venture                               $351      $1,069      $1,808     $3,754
EQ/Equity 500 Index                                     $283      $  867      $1,476     $3,120
EQ/Evergreen International Bond                         $334      $1,019      $1,727     $3,602
EQ/Evergreen Omega                                      $337      $1,028      $1,742     $3,631
EQ/FI Mid Cap                                           $328      $1,001      $1,697     $3,544
EQ/Franklin Income                                      $353      $1,075      $1,818     $3,773
EQ/Franklin Small Cap Value                             $356      $1,084      $1,833     $3,801
EQ/Franklin Templeton Founding Strategy                 $381      $1,158      $1,953     $4,024
------------------------------------------------------------------------------------------------


                                                                    Fee table 7

------------------------------------------------------------------------------------------------------------------------------------
                                          If you surrender your contract at the end          If you annuitize at the end
                                                of the applicable time period             of the applicable time period(1)
------------------------------------------------------------------------------------------------------------------------------------
                                           1 year   3 years    5 years     10 years     1 year   3 years    5 years    10 years
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions           $905     $1,651     $2,418      $3,811       N/A     $1,651     $2,418      $3,811
EQ/GAMCO Small Company Value                $884     $1,589     $2,318      $3,612       N/A     $1,589     $2,318      $3,612
EQ/International Core PLUS                  $890     $1,607     $2,347      $3,669       N/A     $1,607     $2,347      $3,669
EQ/International Growth                     $908     $1,659     $2,432      $3,839       N/A     $1,659     $2,432      $3,839
EQ/JPMorgan Core Bond                       $852     $1,496     $2,165      $3,300       N/A     $1,496     $2,165      $3,300
EQ/JPMorgan Value Opportunities             $870     $1,548     $2,251      $3,477       N/A     $1,548     $2,251      $3,477
EQ/Large Cap Core PLUS                      $873     $1,557     $2,266      $3,506       N/A     $1,557     $2,266      $3,506
EQ/Large Cap Growth PLUS                    $872     $1,554     $2,261      $3,496       N/A     $1,554     $2,261      $3,496
EQ/Legg Mason Value Equity                  $878     $1,572     $2,290      $3,554       N/A     $1,572     $2,290      $3,554
EQ/Long Term Bond                           $849     $1,487     $2,150      $3,270       N/A     $1,487     $2,150      $3,270
EQ/Lord Abbett Growth and Income            $877     $1,569     $2,285      $3,544       N/A     $1,569     $2,285      $3,544
EQ/Lord Abbett Large Cap Core               $882     $1,584     $2,309      $3,593       N/A     $1,584     $2,309      $3,593
EQ/Lord Abbett Mid Cap Value                $881     $1,581     $2,304      $3,583       N/A     $1,581     $2,304      $3,583
EQ/Marsico Focus                            $894     $1,619     $2,366      $3,707       N/A     $1,619     $2,366      $3,707
EQ/Mid Cap Value PLUS                       $877     $1,569     $2,285      $3,544       N/A     $1,569     $2,285      $3,544
EQ/Money Market                             $841     $1,463     $2,112      $3,191       N/A     $1,463     $2,112      $3,191
EQ/Montag & Caldwell Growth                 $886     $1,595     $2,328      $3,631       N/A     $1,595     $2,328      $3,631
EQ/Mutual Shares                            $907     $1,656     $2,427      $3,829       N/A     $1,656     $2,427      $3,829
EQ/Oppenheimer Global                       $943     $1,760     $2,595      $4,160       N/A     $1,760     $2,595      $4,160
EQ/Oppenheimer Main Street Opportunity      $927     $1,714     $2,521      $4,015       N/A     $1,714     $2,521      $4,015
EQ/Oppenheimer Main Street Small Cap        $935     $1,737     $2,558      $4,088       N/A     $1,737     $2,558      $4,088
EQ/PIMCO Real Return                        $865     $1,534     $2,227      $3,428       N/A     $1,534     $2,227      $3,428
EQ/Short Duration Bond                      $854     $1,502     $2,174      $3,320       N/A     $1,502     $2,174      $3,320
EQ/Small Company Index                      $835     $1,446     $2,083      $3,130       N/A     $1,446     $2,083      $3,130
EQ/T. Rowe Price Growth Stock               $889     $1,604     $2,342      $3,659       N/A     $1,604     $2,342      $3,659
EQ/Templeton Growth                         $911     $1,668     $2,446      $3,867       N/A     $1,668     $2,446      $3,867
EQ/UBS Growth and Income                    $887     $1,598     $2,332      $3,640       N/A     $1,598     $2,332      $3,640
EQ/Van Kampen Comstock                      $876     $1,566     $2,280      $3,535       N/A     $1,566     $2,280      $3,535
EQ/Van Kampen Emerging Markets Equity       $935     $1,737     $2,558      $4,088       N/A     $1,737     $2,558      $4,088
EQ/Van Kampen Mid Cap Growth                $881     $1,581     $2,304      $3,583       N/A     $1,581     $2,304      $3,583
EQ/Van Kampen Real Estate                   $907     $1,656     $2,427      $3,829       N/A     $1,656     $2,427      $3,829
------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                          If you do not surrender your contract at
                                           the end of the applicable time period
-------------------------------------------------------------------------------------
                                           1 year    3 years    5 years    10 years
-------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions           $357     $1,087     $1,838     $3,811
EQ/GAMCO Small Company Value                $335     $1,022     $1,732     $3,612
EQ/International Core PLUS                  $341     $1,041     $1,762     $3,669
EQ/International Growth                     $360     $1,096     $1,853     $3,839
EQ/JPMorgan Core Bond                       $302     $  923     $1,569     $3,300
EQ/JPMorgan Value Opportunities             $320     $  979     $1,661     $3,477
EQ/Large Cap Core PLUS                      $324     $  988     $1,676     $3,506
EQ/Large Cap Growth PLUS                    $323     $  985     $1,671     $3,496
EQ/Legg Mason Value Equity                  $329     $1,004     $1,702     $3,554
EQ/Long Term Bond                           $298     $  914     $1,554     $3,270
EQ/Lord Abbett Growth and Income            $328     $1,001     $1,697     $3,544
EQ/Lord Abbett Large Cap Core               $333     $1,016     $1,722     $3,593
EQ/Lord Abbett Mid Cap Value                $332     $1,013     $1,717     $3,583
EQ/Marsico Focus                            $346     $1,053     $1,783     $3,707
EQ/Mid Cap Value PLUS                       $328     $1,001     $1,697     $3,544
EQ/Money Market                             $290     $  889     $1,513     $3,191
EQ/Montag & Caldwell Growth                 $337     $1,028     $1,742     $3,631
EQ/Mutual Shares                            $359     $1,093     $1,848     $3,829
EQ/Oppenheimer Global                       $397     $1,204     $2,027     $4,160
EQ/Oppenheimer Main Street Opportunity      $380     $1,155     $1,948     $4,015
EQ/Oppenheimer Main Street Small Cap        $389     $1,179     $1,987     $4,088
EQ/PIMCO Real Return                        $315     $  963     $1,636     $3,428
EQ/Short Duration Bond                      $304     $  929     $1,579     $3,320
EQ/Small Company Index                      $284     $  870     $1,482     $3,130
EQ/T. Rowe Price Growth Stock               $340     $1,038     $1,757     $3,659
EQ/Templeton Growth                         $364     $1,106     $1,868     $3,867
EQ/UBS Growth and Income                    $338     $1,032     $1,747     $3,640
EQ/Van Kampen Comstock                      $327     $  997     $1,692     $3,535
EQ/Van Kampen Emerging Markets Equity       $389     $1,179     $1,987     $4,088
EQ/Van Kampen Mid Cap Growth                $332     $1,013     $1,717     $3,583
EQ/Van Kampen Real Estate                   $359     $1,093     $1,848     $3,829
-------------------------------------------------------------------------------------



(1) Please see "When withdrawal charges do not apply" in "Charges and expenses" in the Prospectus and "Exceptions to the withdrawal charge" later in this supplement for more information on withdrawal charge waivers upon annuitization.


8 Fee table

CONDENSED FINANCIAL INFORMATION


Please see the Appendix at the end of this Supplement for unit values and number of units outstanding as of the period shown for each of the variable investment options, available as of December 31, 2007.



                                                                     Fee table 9

THE FOLLOWING IS ADDED AFTER THE INFORMATION UNDER "FOR ALL SERIES CONTRACTS ISSUED IN NEW YORK -- FIXED MATURITY OPTIONS*" IN "CHARGES AND EXPENSES" IN THE
PROSPECTUS:


Charges and expenses

--------------------------------------------------------------------------------

CHARGES UNDER SERIES 600 CONTRACTS

MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit. The daily charge is equivalent to a current annual rate of 0.95% (1.75% maximum) of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity tables, shown in each contract, will differ from actual mortality experience. We may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract. In addition, we waive any withdrawal charge upon payment of a death benefit.

The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.


CHARGE FOR OTHER EXPENSES

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts. The daily charge is equivalent to a maximum annual rate of 0.25% of the net assets in each variable investment option.

MAXIMUM TOTAL CHARGES. The total annual rate for the above charges is currently 1.20%. We may increase or decrease this total annual rate, but we may not increase it above a maximum rate of 2.00%. We will only make any increase after we have sent you advance notice. Any increase or decrease will apply only after the date of the change. Any changes we make will reflect differences in costs and anticipated expenses, and will not be unfairly discriminatory.


ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on the last day of each contract year. We will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option, or the annuitant dies during the contract year. We deduct the charge if your account value on the last day of the contract year is less than $25,000 for TSA Advantage(SM) contracts. If your account value on such date is $25,000 or more for TSA Advantage contracts, we do not deduct the charge. The current charge is equal to $30 or, if less, 2% of your current account value plus any amount previously withdrawn during that contract year.

We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually. We reserve the right to deduct this charge on a quarterly, rather than annual basis.

Also, we may reduce or eliminate the administrative charge when a TSA Advantage(SM) contract is used by an employer and administrative services are performed by us at a modified or minimum level. Any reduction or waiver we make will not be unfairly discriminatory.

The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If these amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options, unless you tell us otherwise.

We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any individually owned EQUI-VEST(SM) contract/certificate having an account value that, when combined with the account value of other EQUI-VEST(SM) contracts/certificates owned by the same person, exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to EQUI-VEST(SM) contracts/certificates owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.


CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE

There currently is no third-party transfer (such as in the case of direct rollover to a traditional IRA contract) or exchange (if your contract is exchanged for a 403(b)(1) contract issued by another insurance company) charge for series 600 contracts. We reserve the right to impose this charge in the future, but it may not exceed a maximum of $65 per occurrence, subject to any law that applies.


10 Charges and expenses

WITHDRAWAL CHARGE FOR SERIES 600 CONTRACTS

A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; or (2) you terminate your contract; or (3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies, and the availability of one or more exceptions.


In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charges from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge.

We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options and from the guaranteed interest option. If these amounts are insufficient we will make up the required amounts from the fixed maturity options with the earliest maturity date(s) first. If we deduct all or a portion of the withdrawal charge from the fixed maturity options, a market value adjustment will apply. The amount of the withdrawal charge we deduct is equal to 6% of the amount withdrawn or the defaulted loan amount during the first six contract years. In the case of a surrender, we will pay you the greater of (i) the account value after any withdrawal charge has been imposed, or (ii) the free withdrawal amount plus 94% of the remaining account value.

Also, the total of all withdrawal charges assessed will not exceed 8% of all contributions made in the first six contract years.

10% FREE WITHDRAWAL AMOUNT. Each contract year, you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year.

EXCEPTIONS TO THE WITHDRAWAL CHARGE. A withdrawal charge will not apply upon any of the events listed below:


o The annuitant retires under the terms of the 403(b) plan, or separates from service;


o  The annuitant reaches age 59-1/2 and completes at least five contract years;

o  The annuitant dies and a death benefit is payable to the beneficiary;

o We receive a properly completed election form providing for the account value to be used to buy a life annuity;

o The annuitant reaches age 55 and completes at least five contract years and we receive a properly completed election form providing for the account value to be used to buy a period certain annuity. The period certain annuity must extend beyond the annuitant's age 59-1/2 and must not permit any prepayment of the unpaid principal before the annuitant reaches age 59-1/2;

o The annuitant completes at least three contract years and we receive a properly completed election form providing for the account value to be used to buy a period certain annuity of at least 10 years which does not permit any prepayment of the unpaid principal;

o A request is made for a refund of an excess contribution within one month of the date on which the contribution is made;

o The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration;

o We receive proof satisfactory to us that the annuitant's life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician);

o The annuitant has been confined to a nursing home for more than 90 days (or such other period, if required in your state) as verified by a licensed physician. A nursing home for this purpose means one which is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

   -- its main function is to provide skilled, intermediate, or custodial nursing care;

   -- it provides continuous room and board to three or more persons;

   -- it is supervised by a registered nurse or licensed practical nurse;

   -- it keeps daily medical records of each patient;

   -- it controls and records all medications dispensed; and

   -- its primary service is other than to provide housing for residents.

o The annuitant elects a withdrawal that qualifies as a hardship withdrawal under the federal income tax rules.

                                                         Charges and expenses 11

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charge of 1.20%.

SERIES 600 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007.



------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                 1998         1999          2000         2001        2002
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --            --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --           --            --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --            --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --           --            --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --            --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --           --            --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 102.39     $ 118.86      $ 115.59     $ 111.79    $  96.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --           11           101          287         488
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --            --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --           --            --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 102.87     $ 126.92      $ 107.54     $  94.83    $  62.46
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --          105           702          944         905
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 103.32     $ 101.97      $ 109.71     $ 116.93    $ 125.45
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --            1            16          112         193
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  93.00     $ 126.30      $  95.90     $  72.66    $  64.53
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --            3            36           45         272
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --     $ 116.42      $  93.88     $  70.52    $  47.97
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --           36           350          438         383
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 103.62     $ 100.07      $ 110.03     $ 117.42    $ 124.90
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --            4            27          112         158
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  86.94     $ 109.62      $ 123.09     $ 105.51    $  72.72
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --            2            98          166         206
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --            --     $  94.71    $  80.81
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --           --            --           71         173
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --            --           --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --           --            --           --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  97.91     $ 115.06      $ 127.11     $ 132.52    $ 109.12
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --            7            41          119         183
------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
----------------------------------------------------------------------------------------------------------------------------------
                                                                 2003         2004         2005         2006         2007
----------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 109.19     $ 120.60     $ 128.76     $ 149.99     $ 157.32
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                1           12           32           83          150
----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 102.19     $ 107.05     $ 108.35     $ 113.87     $ 119.03
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                2           31           42           55          100
----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 104.18     $ 110.91     $ 113.14     $ 121.57     $ 126.70
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                3           21           44           80          145
----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 113.46     $ 121.88     $ 126.19     $ 137.55     $ 144.41
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              503          565          647          699          821
----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 108.00     $ 119.18     $ 125.60     $ 142.10     $ 149.35
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                2           50          122          290          487
----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  92.29     $ 104.06     $ 107.24     $ 117.28     $ 119.90
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            1,026         1206        1,254        1,179        1,018
----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 126.60     $ 127.50     $ 127.54     $ 129.94     $ 137.19
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              185          163          153          138          124
----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  86.19     $ 100.63     $ 114.63     $ 139.89     $ 154.42
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              302          335          398          454          488
----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  58.38     $  62.52     $  70.99     $  69.76     $  78.56
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              362          311          281          249          223
----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 127.77     $ 130.97     $ 131.99     $ 135.39     $ 139.83
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              142          135          136          130          124
----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 101.26     $ 114.03     $ 125.63     $ 135.30     $ 155.98
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              238          247          253          245          215
----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 102.78     $ 115.20     $ 120.01     $ 143.93     $ 135.72
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              235          340          396          471        1,183
----------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  99.49     $ 101.87     $ 108.21     $ 108.46     $ 110.68
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               --            3           14           20           17
----------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 141.44     $ 154.51     $ 158.36     $ 187.75     $ 187.68
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              219          284          294          276          266
----------------------------------------------------------------------------------------------------------------------------------


I-1 Appendix I: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007.



------------------------------------------------------------------------------------------------------------------
                                                                  For the years ending December 31,
                                                       1998         1999         2000         2001        2002
------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                              --           --            --          --     $ 75.88
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --            --          --          74
------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------
  Unit value                                              --           --            --          --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --            --          --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------
  Unit value                                              --     $ 107.64      $ 103.26    $  87.02     $ 63.23
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --            --          --           3
------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                              --           --            --          --     $ 54.11
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --            --          --           5
------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------
  Unit value                                              --     $ 106.84      $ 111.80    $ 108.22     $ 80.55
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --            1             9          31         130
------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                              --           --            --          --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --            --          --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------
  Unit value                                              --           --            --          --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --            --          --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------
  Unit value                                        $ 103.69     $ 123.02      $ 109.63    $  95.13     $ 72.94
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           50           258         367         451
------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                              --           --            --          --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --            --          --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------
  Unit value                                              --     $ 106.63      $  93.02    $  76.26     $ 57.25
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --             3          10          16
------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------
  Unit value                                              --           --      $ 100.02    $  85.57     $ 68.93
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --             9         106         195
------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------
  Unit value                                              --           --            --          --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --            --          --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                              --           --            --          --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --            --          --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------
  Unit value                                              --           --            --          --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --            --          --          --
------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------
  Unit value                                              --           --            --          --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --            --          --          --
------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                              --           --            --          --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --            --          --          --
------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                    For the years ending December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                          2003         2004         2005          2006         2007
-------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                           $  96.00     $ 115.37     $ 126.34      $ 156.89     $ 170.79
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        85          120          197           231          237
------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------
  Unit value                                                 --     $ 107.01     $ 112.23      $ 128.59     $ 131.73
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --            6           50            67           72
------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------
  Unit value                                           $  79.94     $  81.81     $  87.90      $  91.38     $ 101.24
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         4            6            8             9           12
------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                           $  66.27     $  69.10     $  71.76      $  76.14     $  79.35
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        11           12           17            27           43
------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------
  Unit value                                           $ 104.65     $ 114.66     $ 120.15      $ 133.03     $ 133.60
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       142          147          147           143          370
------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                 --           --     $ 104.07      $ 111.01     $ 112.76
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --           --           11            27           45
------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------
  Unit value                                                 --           --           --            --     $  97.03
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --           --           --            --            8
------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------
  Unit value                                           $  91.12     $ 100.33     $ 103.49      $ 117.68     $ 122.02
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       536          628          666           652          649
------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                 --           --     $  97.53      $  99.66     $ 107.62
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --           --           --            14           37
------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------
  Unit value                                           $  78.17     $  82.67     $  84.92      $  88.82     $  97.69
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        26           53           44            38           41
------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------
  Unit value                                           $  97.80     $ 112.12     $ 117.83      $ 129.84     $ 138.57
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       301          399           --           494          531
------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------
  Unit value                                                 --           --           --      $ 104.34     $ 105.20
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --           --           --            22          149
------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                 --           --           --      $ 108.27     $  97.73
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --           --           --             2           10
------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------
  Unit value                                                 --           --           --            --     $  95.25
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --           --           --            --           69
------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------
  Unit value                                                 --           --     $ 105.14      $ 116.57     $ 119.10
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --           --            5            12           21
------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                 --     $ 113.27     $ 116.74      $ 137.07     $ 148.00
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        --            7           62            80          128
-------------------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information I-2

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007.



------------------------------------------------------------------------------------------------------------------
                                                                For the years ending December 31,
                                                       1998        1999           2000        2001        2002
------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------
  Unit value                                              --          --             --          --    $  67.97
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --          --             --          --          12
------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                              --          --             --          --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --          --             --          --          --
------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                              --          --             --          --    $ 107.19
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --          --             --          --          45
------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------
  Unit value                                        $ 100.60    $  98.04       $ 103.43    $  95.23    $  76.16
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           3             17          32          35
------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------
  Unit value                                              --    $ 104.53       $ 102.57    $  85.14    $  66.44
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           2             17          21          26
------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------
  Unit value                                        $ 103.53    $ 177.65       $ 142.46    $  92.82    $  60.23
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --          36            288         316         265
------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                              --          --             --          --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --          --             --          --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                              --          --             --          --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --          --             --          --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------
  Unit value                                              --          --             --          --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --          --             --          --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------
  Unit value                                              --          --             --          --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --          --             --          --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                              --          --             --          --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --          --             --          --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------
  Unit value                                              --          --             --    $ 105.94    $  92.57
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --          --             --          --          47
------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------
  Unit value                                        $  82.88    $  83.36       $  86.60    $  88.97    $  74.98
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           1             14         126         261
------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------
  Unit value                                        $ 101.68    $ 105.21       $ 110.19    $ 112.74    $ 112.77
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --          17             57         125         107
------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                              --          --             --          --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --          --             --          --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------
  Unit value                                              --          --             --          --          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --          --             --          --          --
------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                    For the years ending December 31,
                                                         2003        2004         2005          2006         2007
---------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
---------------------------------------------------------------------------------------------------------------------
  Unit value                                          $  89.06    $  99.97     $ 115.69      $ 136.30     $ 155.16
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       31          75           97           121          116
---------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                --          --     $ 115.10      $ 142.89     $ 164.04
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       --          --            3            14           40
---------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
---------------------------------------------------------------------------------------------------------------------
  Unit value                                          $ 109.48    $ 112.60     $ 113.71      $ 116.91     $ 119.09
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       72          95          130           144          159
---------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
---------------------------------------------------------------------------------------------------------------------
  Unit value                                          $  95.42    $ 104.53     $ 107.33      $ 127.65     $ 124.59
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       35          38           39            39           38
---------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
---------------------------------------------------------------------------------------------------------------------
  Unit value                                          $  80.11    $  88.18     $  93.39      $ 104.21     $ 106.95
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       31          32           31            28           26
---------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
---------------------------------------------------------------------------------------------------------------------
  Unit value                                          $  76.94    $  85.62     $  92.23      $  98.21     $ 112.19
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      250         232          215           178          167
---------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                --          --     $ 106.44      $ 112.35     $ 104.42
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       --          --            6            41           49
---------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                --          --     $ 100.09      $ 100.69     $ 106.83
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       --          --           20            33           41
---------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                --          --     $ 106.09      $ 122.86     $ 125.59
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       --          --            3            10           13
---------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                --          --     $ 105.72      $ 117.71     $ 128.70
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       --          --            2             5           10
---------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                --          --     $ 111.59      $ 123.96     $ 123.17
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       --          --           14            23           38
---------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
---------------------------------------------------------------------------------------------------------------------
  Unit value                                          $ 119.93    $ 130.94     $ 143.22      $ 154.70     $ 174.30
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      133         180          241           295          326
---------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
---------------------------------------------------------------------------------------------------------------------
  Unit value                                          $  98.72    $ 114.94     $ 126.42      $ 140.50     $ 136.59
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      291         333          377           382          349
---------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
---------------------------------------------------------------------------------------------------------------------
  Unit value                                          $ 112.05    $ 111.56     $ 113.12      $ 116.78     $ 120.81
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       83          75           68           103          133
---------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                --    $ 104.69     $ 109.03      $ 116.29     $ 138.79
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       --          --            6             5           11
---------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                --          --           --      $ 107.15     $ 107.60
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       --          --           --             8           73
---------------------------------------------------------------------------------------------------------------------


I-3 Appendix I: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007.



--------------------------------------------------------------------------------------------------------------------
                                                                 For the years ending December 31,
                                                       1998         1999          2000        2001        2002
--------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
--------------------------------------------------------------------------------------------------------------------
  Unit value                                              --           --            --          --          --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --            --          --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                              --           --            --          --          --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --            --          --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
--------------------------------------------------------------------------------------------------------------------
  Unit value                                              --           --            --          --          --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --            --          --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------------
  Unit value                                              --           --            --          --          --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --            --          --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                              --           --            --          --          --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --            --          --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------
  Unit value                                              --           --            --          --    $  81.65
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --            --          --          18
--------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
--------------------------------------------------------------------------------------------------------------------
  Unit value                                              --           --            --          --          --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --            --          --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                              --           --            --          --          --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --            --          --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------
  Unit value                                              --           --            --          --          --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --            --          --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------
  Unit value                                              --           --            --          --          --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --            --          --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                         $ 81.49     $ 157.61       $ 93.36     $ 87.48    $  81.32
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --            5            42          44          54
--------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                              --           --            --          --          --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --            --          --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
--------------------------------------------------------------------------------------------------------------------
  Unit value                                              --           --            --          --          --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --            --          --          --
--------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                         $ 90.25     $ 105.70       $ 90.50     $ 66.90    $  47.01
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           17            71         100          95
--------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                              --           --            --          --    $ 106.88
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --            --          --          83
--------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
--------------------------------------------------------------------------------------------------------------------
  Unit value                                              --           --            --          --    $  79.09
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           --            --          --          17
--------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                        2003         2004        2005           2006         2007
---------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
---------------------------------------------------------------------------------------------------------------------
  Unit value                                               --           --          --       $ 110.99     $ 115.91
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --           --          --              3           17
---------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
---------------------------------------------------------------------------------------------------------------------
  Unit value                                               --           --          --             --     $  95.27
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --           --          --             --            3
---------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
---------------------------------------------------------------------------------------------------------------------
  Unit value                                               --           --          --       $ 111.04     $ 107.76
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --           --          --              3           13
---------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
---------------------------------------------------------------------------------------------------------------------
  Unit value                                               --           --    $  99.44       $  98.64     $ 108.63
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --           --          35             56           73
---------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
---------------------------------------------------------------------------------------------------------------------
  Unit value                                               --           --    $  99.89       $ 102.60     $ 106.75
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --           --           3             11           19
---------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
---------------------------------------------------------------------------------------------------------------------
  Unit value                                         $ 117.68     $ 136.81    $ 140.93       $ 163.91     $ 158.96
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      59          104         133            167          193
---------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
---------------------------------------------------------------------------------------------------------------------
  Unit value                                               --     $ 111.26    $ 114.31       $ 108.40     $ 114.84
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --            2          26             30          152
---------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
---------------------------------------------------------------------------------------------------------------------
  Unit value                                               --           --          --       $ 107.63     $ 108.55
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --           --          --             11           54
---------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
---------------------------------------------------------------------------------------------------------------------
  Unit value                                               --     $ 109.27    $ 117.68       $ 132.73     $ 132.66
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --           --          21             46           65
---------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
---------------------------------------------------------------------------------------------------------------------
  Unit value                                               --           --    $ 104.39       $ 119.54     $ 115.14
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --           --           9             23           32
---------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
---------------------------------------------------------------------------------------------------------------------
  Unit value                                         $ 125.29     $ 153.09    $ 200.85       $ 271.98     $ 381.60
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      69           95         144            180          196
---------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
---------------------------------------------------------------------------------------------------------------------
  Unit value                                               --           --    $ 123.86       $ 133.70     $ 161.70
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --           --           4             12           34
---------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
---------------------------------------------------------------------------------------------------------------------
  Unit value                                               --           --          --             --     $  82.93
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --           --          --             --          244
---------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
---------------------------------------------------------------------------------------------------------------------
  Unit value                                         $  63.88     $  70.75    $  75.63       $  78.55     $  86.44
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     106          123         122            112           98
---------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
---------------------------------------------------------------------------------------------------------------------
  Unit value                                         $ 109.55     $ 112.44    $ 113.04       $ 115.90     $ 121.67
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     100          106         121            111          108
---------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
---------------------------------------------------------------------------------------------------------------------
  Unit value                                         $ 100.13     $ 110.93    $ 117.23       $ 121.77     $ 131.09
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      32           49          57             60           63
--------------------------------------------------------------------------------------------------------------------



                                 Appendix I: Condensed financial information I-4

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007.



---------------------------------------------------------------------------------------------------------------
                                                                For the years ending December 31,
                                                       1998       1999           2000        2001        2002
---------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
---------------------------------------------------------------------------------------------------------------
  Unit value                                         $ 89.20     $ 84.97       $ 76.49     $ 76.09    $  72.96
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --           5            28          49          69
---------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
---------------------------------------------------------------------------------------------------------------
  Unit value                                              --          --            --          --    $  78.18
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --          --            --          --          17
---------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
---------------------------------------------------------------------------------------------------------------
  Unit value                                              --          --            --          --    $  76.54
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --          --            --          --          21
---------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
---------------------------------------------------------------------------------------------------------------
  Unit value                                              --          --            --          --    $  67.96
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --          --            --          --          32
---------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
---------------------------------------------------------------------------------------------------------------
  Unit value                                              --          --            --          --    $  79.20
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --          --            --          --          32
---------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
---------------------------------------------------------------------------------------------------------------
  Unit value                                              --          --            --          --    $  62.08
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --          --            --          --          43
---------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
---------------------------------------------------------------------------------------------------------------
  Unit value                                              --          --            --          --    $  73.80
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --          --            --          --          36
---------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
---------------------------------------------------------------------------------------------------------------
  Unit value                                              --          --            --          --          --
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --          --            --          --          --
---------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
---------------------------------------------------------------------------------------------------------------
  Unit value                                              --          --            --          --    $ 112.91
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --          --            --          --          27
---------------------------------------------------------------------------------------------------------------
 Multimanager Technology
---------------------------------------------------------------------------------------------------------------
  Unit value                                              --          --            --          --    $  56.71
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --          --            --          --           9
---------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
---------------------------------------------------------------------------------------------------------------
  Unit value                                              --          --            --          --          --
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --          --            --          --          --
---------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
---------------------------------------------------------------------------------------------------------------
  Unit value                                              --          --            --          --          --
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --          --            --          --          --
---------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
---------------------------------------------------------------------------------------------------------------
  Unit value                                              --          --            --          --          --
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --          --            --          --          --
---------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
---------------------------------------------------------------------------------------------------------------
  Unit value                                              --          --            --          --          --
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     --          --            --          --          --
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                            For the years ending December 31,
                                                    2003        2004        2005           2006         2007
---------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
---------------------------------------------------------------------------------------------------------------
  Unit value                                     $  88.34    $  94.85    $  96.58       $ 104.90     $ 106.89
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 130         179         218            218          211
---------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
---------------------------------------------------------------------------------------------------------------
  Unit value                                     $ 103.76    $ 120.87    $ 137.87       $ 170.70     $ 189.61
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  31          62          71             89           88
---------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
---------------------------------------------------------------------------------------------------------------
  Unit value                                     $  96.89    $ 104.99    $ 110.72       $ 124.24     $ 128.89
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  31          33          31             29           30
---------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
---------------------------------------------------------------------------------------------------------------
  Unit value                                     $  87.71    $  92.44    $  98.17       $  97.10     $ 106.72
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  53          65          65             66           67
---------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
---------------------------------------------------------------------------------------------------------------
  Unit value                                     $ 102.57    $ 115.96    $ 122.70       $ 144.66     $ 148.12
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  39          51          62             86           93
---------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
---------------------------------------------------------------------------------------------------------------
  Unit value                                     $  86.02    $  94.96    $ 101.69       $ 110.13     $ 121.76
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  94         125         122            116          107
---------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
---------------------------------------------------------------------------------------------------------------
  Unit value                                     $ 102.53    $ 116.68    $ 123.75       $ 140.28     $ 138.72
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  66          91          89             85           82
---------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
---------------------------------------------------------------------------------------------------------------
  Unit value                                           --    $ 114.62    $ 121.73       $ 132.55     $ 135.77
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --           1          26             50           72
---------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
---------------------------------------------------------------------------------------------------------------
  Unit value                                     $ 153.26    $ 177.32    $ 183.41       $ 210.41     $ 187.41
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  54         102         120            127          112
---------------------------------------------------------------------------------------------------------------
 Multimanager Technology
---------------------------------------------------------------------------------------------------------------
  Unit value                                     $  88.33    $  91.63    $ 100.73       $ 106.79     $ 124.72
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  31         130         128            124          126
---------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
---------------------------------------------------------------------------------------------------------------
  Unit value                                           --          --          --       $ 108.37     $ 114.81
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --          --          --             --            5
---------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
---------------------------------------------------------------------------------------------------------------
  Unit value                                           --          --          --       $ 109.32     $ 115.96
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --          --          --              2           15
---------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
---------------------------------------------------------------------------------------------------------------
  Unit value                                           --          --          --       $ 110.21     $ 116.92
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --          --          --              1            7
---------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
---------------------------------------------------------------------------------------------------------------
  Unit value                                           --          --          --       $ 110.99     $ 118.22
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                  --          --          --             --            5
---------------------------------------------------------------------------------------------------------------



               EQUI-VEST(SM) is issued by and is a service mark of
             AXA Equitable Life Insurance Company (AXA Equitable). Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC.
                1290 Avenue of the Americas, New York, NY 10104.

    Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.
                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234


I-5 Appendix I: Condensed financial information

EQUI-VEST(SM) Employer-Sponsored Retirement Programs


SUPPLEMENT DATED MAY 1, 2008 TO THE EQUI-VEST(SM) EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS DATED MAY 1, 2008

     EQUI-VEST(SM) VANTAGE(SM)
--------------------------------------------------------------------------------



This Supplement adds to and modifies certain information contained in the Prospectus dated May 1, 2008, for the EQUI-VEST(SM) Employer-Sponsored Retirement Programs offered by AXA Equitable Life Insurance Company ("Prospectus").


We offer the EQUI-VEST(SM) Vantage(SM) contract to fund certain Section 403(b) plans ("plans"). The EQUI-VEST(SM) Vantage(SM) contract is available to plans that meet our requirements, which may include requirements regarding plan vesting provisions. The EQUI-VEST(SM) Vantage(SM) contract may not currently be available in every state. Your financial professional can provide information about state availability.

EQUI-VEST(SM) Vantage(SM) is a group variable deferred annuity contract. Either the plan trustee or the employer will be the EQUI-VEST(SM) Vantage(SM) contract holder. Certain rights may be exercised by employees covered under an employer`s plan (the "participants"). These rights will be set forth in a participation certificate provided to each participant. The 12-month period beginning on the participant`s participation date and each 12-month period thereafter is a "participation year." The "participation date" is the date we receive a participant`s properly completed and signed enrollment form and any other required documents at our processing office. "Contract date" is the date following our acceptance of a properly completed and signed application (and other required documents). The 12-month period beginning on a contract date and each 12-month period after that is a "contract year." The end of each 12-month period is the "contract anniversary." Terms and other provisions not defined or modified in this Supplement are the same as in the Prospectus.1

The group annuity contract that covers the qualified plan in which you participate is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under this contract. In the absence of a specific written arrangement to the contrary, you, as the participant under this contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

We offer the EQUI-VEST(SM) Vantage(SM) contract to purchasers on the same basis and under the same terms and conditions described in the Prospectus as those that apply to EQUI-VEST(SM) Series 100 and 200 contracts, except for certain material differences described in this Supplement. This Supplement should be read together with the Prospectus. You should be aware that an annuity contract that is a Tax Sheltered Annuity (TSA), such as the EQUI-VEST(SM) Vantage(SM), does not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before participating in EQUI-VEST(SM) Vantage(SM) TSA, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of this annuity with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).

                                  ----------
See "Tax information" in the Prospectus for a more detailed discussion of sources of contributions, certain contribution limitations and other tax information for TSA contracts.

We may at some future time, under certain conditions and subject to applicable law, allow a current owner of an EQUI-VEST(SM) series 100, series 200, or series 600 TSA contract to exchange it for participation in an EQUI-VEST(SM) Vantage(SM) contract. An exchange for participation in an EQUI-VEST(SM) Vantage(SM) contract may or may not be advantageous, based on all of the circumstances, including a comparison of contractual terms and conditions, and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

Material differences between EQUI-VEST(SM) Vantage(SM) and the provisions of the EQUI-VEST(SM) series 100 and 200 contracts described in the Prospectus include the information above as well as the following:

-------
1 This Supplement distinguishes between "contract" and "participation certificate" as well as "contract holder" and "participant" when describing the EQUI-VEST(SM) Vantage(SM) product. The Prospectus does not make these distinctions and generally uses the terms "you" and "your" when referring to the person who has the right or responsibility that the Prospectus is discussing at that point, and to "contract" when referring to the participation certificate or contract that includes the right being discussed. In this supplement, unless otherwise stated, "you" and "your" refers to the participant.


                                                                          X02022

1. THE FOLLOWING PARAGRAPH IS ADDED TO THE "EQUI-VEST(SM) EMPLOYER-SPONSORED PROGRAMS AT A GLANCE -- KEY FEATURES" TABLE UNDER "TAX ADVANTAGES" IN THE
   PROSPECTUS:



  EQUI-VEST(SM)
  VANTAGE(SM)
  TAX ADVANTAGES        You should be aware that electing the optional
                        "enhanced death benefit" may have limited usefulness due to the effect of Required Minimum
                        Distributions ("RMDs"). Your required withdrawals reduce this benefit and may have the effect of eliminating your ability to utilize the entire benefit.
                        You should consult with your tax adviser and consider whether you can satisfy your RMD from another similar qualified source prior to purchasing this benefit.



2. THE FOLLOWING IS ADDED AS A NEW HEADING TO THE "EQUI-VEST(SM)
   EMPLOYER-SPONSORED RETIREMENT PROGRAMS AT A GLANCE -- KEY FEATURES" TABLE BEFORE "PAYOUT OPTIONS" IN THE PROSPECTUS:



  EQUI-VEST(SM)
  VANTAGE(SM)
  DEATH BENEFIT
  PROTECTION            The contract provides a death benefit for the
                        beneficiary should you die. The death benefit is equal to your account value or the minimum death benefit, whichever is higher. However, if you elect the optional enhanced death benefit, the death benefit is equal to your account value or the enhanced death benefit, whichever is higher.



3. THE FOLLOWING IS ADDED TO THE "EQUI-VEST(SM) EMPLOYER-SPONSORED RETIREMENT PROGRAMS AT A GLANCE -- KEY FEATURES" TABLE UNDER "FEES AND CHARGES" IN THE
   PROSPECTUS:


--------------------------------------------------------------------------------
FEES AND CHARGES     o Separate account charge deducted daily on amounts
FOR EQUI-VEST(SM)      invested in variable investment options: Varies by
VANTAGE(SM)            employer group, annual rate ranges between 0.50% --
                       0.90%.

                     o Annual administrative charge: There is no annual
                       administrative charge.


                     o Charge for third-party transfer (such as in the case of
                       a direct plan-to-plan transfer of the account value or a contract exchange under the same 403(b) plan to an "employer-designated funding vehicle" or a direct rollover to another eligible retirement plan: $25 current ($65 maximum) per occurrence per participant.


                     o No sales charge deducted at the time contributions are
                       made.

                     o Withdrawal charge: We deduct a charge of up to 6% of the amount withdrawn from your account value for withdrawals made (or of the defaulted loan amount, if applicable) in the first five contract years or participation years, depending upon the employer's group. The total of all withdrawal charges may not exceed 8% of all contributions attributable to the participant in the first five contract or participation years (as applicable) that are permitted to be withdrawn.

                     o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. The charge is generally deducted from the amount applied to an annuity payout option.

                     o We deduct an annual charge equal to 0.15% of the account value on each participation date anniversary if you elect the optional enhanced death benefit.

                     o We deduct an annuity administrative fee of $350 from
                       amounts applied to a Variable Immediate Annuity payout option. This option is described in a separate prospectus that is available from your financial professional.

                     o Annual expenses of the Trusts' portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. Please see "Fee table" later in this prospectus for details.

                     o For variations, including variations in fees and charges for certain contract owners in the State of Texas,
                       please see Appendix II.
--------------------------------------------------------------------------------

4. VARIABLE INVESTMENT OPTIONS

The Variable Investment Options for which information is provided in Section 5 below are available under the contract, subject to state regulatory approval and availability under your employer's plan.



5. THE FOLLOWING TABLE AND EXAMPLE ARE ADDED BEFORE "CONDENSED FINANCIAL INFORMATION" IN "FEE TABLE" IN THE PROSPECTUS:



FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the EQUI-VEST(SM) VANTAGE(SM) certificate. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Supplement.

The first table describes fees and expenses that you will pay at the time that you make certain withdrawals, surrender your certificate, purchase a Variable Immediate Annuity payout option or make certain transfers and rollovers. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.


--------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your account value at the time you request certain transactions
--------------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of the amount withdrawn (deducted
when you surrender your certificate or make certain withdrawals)                           6.00%

Charge if you elect a Variable Immediate Annuity payout option (which is described
in a separate prospectus for that option)                                                  $350

Charge for third-party transfer or direct rollover                                         $65 maximum per participant for each
                                                                                           occurrence;
                                                                                           currently $25 per participant for
                                                                                           each occurrence.

The next table describes the fees and expenses that you will pay periodically during the time that you have your certificate, not including underlying trust portfolio fees and expenses.

--------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your account value on each participation date anniversary
--------------------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge                                                       $0

--------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
--------------------------------------------------------------------------------------------------------------------------------
Separate Account annual expenses(1)                                                        0.50% to 0.90% maximum

--------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from the account value each year if you elect the optional enhanced death benefit
--------------------------------------------------------------------------------------------------------------------------------
Optional enhanced death benefit charge (as a percentage of your account value) is
deducted annually on each participation date anniversary                                   0.15%
--------------------------------------------------------------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own your certificate. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.


--------------------------------------------------------------------------------------------------------------------------------
 Portfolio operating expenses expressed as an annual percentage of daily net assets
--------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2007 (expenses that are deducted         Lowest     Highest
from portfolio assets including management fees, 12b-1 fees, service fees,             ------     -------
and/or other expenses)(2)                                                              0.63%      3.71%
--------------------------------------------------------------------------------------------------------------------------------

This table shows the fees and expenses for 2007 as an annual percentage of each portfolio's daily average net assets.



------------------------------------------------------------------------------------------
                                                        Management    12b-1     Other
 Portfolio Name                                          Fees(3)     Fees(4)  Expenses(5)
------------------------------------------------------------------------------------------
 AXA Premier VIP Trust:
------------------------------------------------------------------------------------------
AXA Aggressive Allocation(a)                              0.10%       0.25%     0.17%
AXA Conservative Allocation(a)                            0.10%       0.25%     0.21%
AXA Conservative-Plus Allocation(a)                       0.10%       0.25%     0.19%
AXA Moderate Allocation(a)                                0.10%       0.25%     0.17%
AXA Moderate-Plus Allocation(a)                           0.10%       0.25%     0.17%
Multimanager Aggressive Equity                            0.60%       0.25%     0.19%
Multimanager Core Bond                                    0.58%       0.25%     0.18%
Multimanager Health Care                                  1.20%       0.25%     0.23%
Multimanager High Yield                                   0.57%       0.25%     0.19%
Multimanager International Equity                         1.00%       0.25%     0.23%
Multimanager Large Cap Core Equity                        0.89%       0.25%     0.21%
Multimanager Large Cap Growth                             0.90%       0.25%     0.22%
Multimanager Large Cap Value                              0.87%       0.25%     0.20%
Multimanager Mid Cap Growth                               1.10%       0.25%     0.20%
Multimanager Mid Cap Value                                1.09%       0.25%     0.20%
Multimanager Small Cap Growth                             1.05%       0.25%     0.27%
Multimanager Small Cap Value                              1.03%       0.25%     0.18%
Multimanager Technology                                   1.20%       0.25%     0.22%
Target 2015 Allocation                                    0.10%       0.25%     1.71%
Target 2025 Allocation                                    0.10%       0.25%     1.41%
Target 2035 Allocation                                    0.10%       0.25%     2.38%
Target 2045 Allocation                                    0.10%       0.25%     2.81%
------------------------------------------------------------------------------------------
 EQ Advisors Trust:
------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                         0.47%       0.25%     0.13%
EQ/AllianceBernstein Intermediate Government Securities   0.50%       0.25%     0.13%
EQ/AllianceBernstein International                        0.71%       0.25%     0.18%
EQ/AllianceBernstein Large Cap Growth                     0.90%       0.25%     0.13%
EQ/AllianceBernstein Quality Bond                         0.50%       0.25%     0.14%
EQ/AllianceBernstein Small Cap Growth                     0.74%       0.25%     0.13%
EQ/AllianceBernstein Value                                0.59%       0.25%     0.12%
EQ/AXA Rosenberg Value Long/Short Equity                  1.40%       0.25%     1.91%
EQ/BlackRock Basic Value Equity                           0.55%       0.25%     0.13%
EQ/BlackRock International Value                          0.81%       0.25%     0.19%
EQ/Boston Advisors Equity Income                          0.75%       0.25%     0.14%
EQ/Calvert Socially Responsible                           0.65%       0.25%     0.23%
EQ/Capital Guardian Growth                                0.65%       0.25%     0.14%
EQ/Capital Guardian Research                              0.63%       0.25%     0.13%
EQ/Caywood-Scholl High Yield Bond                         0.60%       0.25%     0.16%
EQ/Davis New York Venture                                 0.85%       0.25%     0.18%
EQ/Equity 500 Index                                       0.25%       0.25%     0.13%
EQ/Evergreen International Bond                           0.70%       0.25%     0.17%
EQ/Evergreen Omega                                        0.65%       0.25%     0.25%
EQ/FI Mid Cap                                             0.68%       0.25%     0.13%
EQ/Franklin Income                                        0.90%       0.25%     0.15%
EQ/Franklin Small Cap Value                               0.90%       0.25%     0.18%
EQ/Franklin Templeton Founding Strategy                   0.05%       0.25%     0.22%
EQ/GAMCO Mergers and Acquisitions                         0.90%       0.25%     0.19%
EQ/GAMCO Small Company Value                              0.76%       0.25%     0.12%
EQ/International Core PLUS(e)                             0.60%       0.25%     0.30%
EQ/International Growth                                   0.85%       0.25%     0.27%
EQ/JPMorgan Core Bond                                     0.43%       0.25%     0.13%
EQ/JPMorgan Value Opportunities                           0.60%       0.25%     0.14%
EQ/Large Cap Core PLUS(b)                                 0.50%       0.25%     0.25%
EQ/Large Cap Growth PLUS(c)                               0.50%       0.25%     0.24%
EQ/Legg Mason Value Equity                                0.65%       0.25%     0.17%
EQ/Long Term Bond                                         0.40%       0.25%     0.13%
------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                          Total
                                                         Acquired         Annual        Fee           Net
                                                           Fund          Expenses     Waivers        Annual
                                                         Fees and         (Before     and/or        Expenses
                                                         Expenses         Expense     Expense       (After
                                                       (Underlying        Limita-    Reimburse-     Expense
 Portfolio Name                                       Portfolios)(6)      tions)      ments(7)    Limitations)
---------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust:
---------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation(a)                              0.92%            1.44%      (0.17)%        1.27%
AXA Conservative Allocation(a)                            0.69%            1.25%      (0.21)%        1.04%
AXA Conservative-Plus Allocation(a)                       0.76%            1.30%      (0.19)%        1.11%
AXA Moderate Allocation(a)                                0.82%            1.34%      (0.17)%        1.17%
AXA Moderate-Plus Allocation(a)                           0.86%            1.38%      (0.17)%        1.21%
Multimanager Aggressive Equity                             --              1.04%        --           1.04%
Multimanager Core Bond                                     --              1.01%      (0.01)%        1.00%
Multimanager Health Care                                   --              1.68%       0.00%         1.68%
Multimanager High Yield                                    --              1.01%        --           1.01%
Multimanager International Equity                          --              1.48%       0.00%         1.48%
Multimanager Large Cap Core Equity                         --              1.35%       0.00%         1.35%
Multimanager Large Cap Growth                              --              1.37%      (0.02)%        1.35%
Multimanager Large Cap Value                               --              1.32%       0.00%         1.32%
Multimanager Mid Cap Growth                                --              1.55%       0.00%         1.55%
Multimanager Mid Cap Value                                 --              1.54%       0.00%         1.54%
Multimanager Small Cap Growth                              --              1.57%      (0.02)%        1.55%
Multimanager Small Cap Value                               --              1.46%       0.00%         1.46%
Multimanager Technology                                   0.01%            1.68%       0.00%         1.68%
Target 2015 Allocation                                    0.55%            2.61%      (1.46)%        1.15%
Target 2025 Allocation                                    0.55%            2.31%      (1.16)%        1.15%
Target 2035 Allocation                                    0.55%            3.28%      (2.13)%        1.15%
Target 2045 Allocation                                    0.55%            3.71%      (2.56)%        1.15%
---------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
---------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                          --              0.85%        --           0.85%
EQ/AllianceBernstein Intermediate Government Securities    --              0.88%        --           0.88%
EQ/AllianceBernstein International                         --              1.14%      (0.04)%        1.10%
EQ/AllianceBernstein Large Cap Growth                      --              1.28%      (0.23)%        1.05%
EQ/AllianceBernstein Quality Bond                          --              0.89%        --           0.89%
EQ/AllianceBernstein Small Cap Growth                      --              1.12%        --           1.12%
EQ/AllianceBernstein Value                                 --              0.96%      (0.01)%        0.95%
EQ/AXA Rosenberg Value Long/Short Equity                   --              3.56%       0.00%         3.56%
EQ/BlackRock Basic Value Equity                            --              0.93%       0.00%         0.93%
EQ/BlackRock International Value                           --              1.25%       0.00%         1.25%
EQ/Boston Advisors Equity Income                           --              1.14%      (0.09)%        1.05%
EQ/Calvert Socially Responsible                            --              1.13%      (0.08)%        1.05%
EQ/Capital Guardian Growth                                0.01%            1.05%      (0.09)%        0.96%
EQ/Capital Guardian Research                               --              1.01%      (0.06)%        0.95%
EQ/Caywood-Scholl High Yield Bond                          --              1.01%      (0.01)%        1.00%
EQ/Davis New York Venture                                  --              1.28%       0.00%         1.28%
EQ/Equity 500 Index                                        --              0.63%        --           0.63%
EQ/Evergreen International Bond                            --              1.12%       0.00%         1.12%
EQ/Evergreen Omega                                         --              1.15%       0.00%         1.15%
EQ/FI Mid Cap                                              --              1.06%      (0.06)%        1.00%
EQ/Franklin Income                                         --              1.30%       0.00%         1.30%
EQ/Franklin Small Cap Value                                --              1.33%      (0.03)%        1.30%
EQ/Franklin Templeton Founding Strategy                   1.05%            1.57%      (0.12)%        1.45%(8)
EQ/GAMCO Mergers and Acquisitions                          --              1.34%       0.00%         1.34%
EQ/GAMCO Small Company Value                               --              1.13%       0.00%         1.13%
EQ/International Core PLUS(e)                             0.04%            1.19%      (0.05)%        1.14%
EQ/International Growth                                    --              1.37%       0.00%         1.37%
EQ/JPMorgan Core Bond                                      --              0.81%       0.00%         0.81%
EQ/JPMorgan Value Opportunities                            --              0.99%      (0.04)%        0.95%
EQ/Large Cap Core PLUS(b)                                 0.02%            1.02%      (0.05)%        0.97%
EQ/Large Cap Growth PLUS(c)                               0.02%            1.01%      (0.04)%        0.97%
EQ/Legg Mason Value Equity                                 --              1.07%      (0.07)%        1.00%
EQ/Long Term Bond                                          --              0.78%       0.00%         0.78%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------
                                       Management      12b-1     Other
 Portfolio Name                         Fees(3)       Fees(4)  Expenses(5)
---------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income         0.65%         0.25%     0.16%
EQ/Lord Abbett Large Cap Core            0.65%         0.25%     0.21%
EQ/Lord Abbett Mid Cap Value             0.70%         0.25%     0.15%
EQ/Marsico Focus                         0.85%         0.25%     0.13%
EQ/Mid Cap Value PLUS(d)                 0.55%         0.25%     0.24%
EQ/Money Market                          0.32%         0.25%     0.13%
EQ/Montag & Caldwell Growth              0.75%         0.25%     0.15%
EQ/Mutual Shares                         0.90%         0.25%     0.21%
EQ/Oppenheimer Global                    0.95%         0.25%     0.51%
EQ/Oppenheimer Main Street Opportunity   0.85%         0.25%     0.45%
EQ/Oppenheimer Main Street Small Cap     0.90%         0.25%     0.48%
EQ/PIMCO Real Return                     0.55%         0.25%     0.14%
EQ/Short Duration Bond                   0.43%         0.25%     0.15%
EQ/Small Company Index                   0.25%         0.25%     0.14%
EQ/T. Rowe Price Growth Stock            0.79%         0.25%     0.14%
EQ/Templeton Growth                      0.95%         0.25%     0.20%
EQ/UBS Growth and Income                 0.75%         0.25%     0.16%
EQ/Van Kampen Comstock                   0.65%         0.25%     0.15%
EQ/Van Kampen Emerging Markets Equity    1.11%         0.25%     0.28%
EQ/Van Kampen Mid Cap Growth             0.70%         0.25%     0.15%
EQ/Van Kampen Real Estate                0.90%         0.25%     0.21%
---------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                                         Total
                                        Acquired         Annual        Fee         Net
                                          Fund          Expenses     Waivers      Annual
                                        Fees and        (Before     and/or       Expenses
                                        Expenses         Expense     Expense      (After
                                      (Underlying        Limita-   Reimburse-    Expense
 Portfolio Name                      Portfolios)(6)      tions)      ments(7)  Limitations)
--------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income          --              1.06%      (0.06)%      1.00%
EQ/Lord Abbett Large Cap Core             --              1.11%      (0.11)%      1.00%
EQ/Lord Abbett Mid Cap Value              --              1.10%      (0.05)%      1.05%
EQ/Marsico Focus                          --              1.23%      (0.08)%      1.15%
EQ/Mid Cap Value PLUS(d)                 0.02%            1.06%      (0.04)%      1.02%
EQ/Money Market                           --              0.70%        --         0.70%
EQ/Montag & Caldwell Growth               --              1.15%       0.00%       1.15%
EQ/Mutual Shares                          --              1.36%      (0.06)%      1.30%
EQ/Oppenheimer Global                    0.01%            1.72%      (0.36)%      1.36%
EQ/Oppenheimer Main Street Opportunity   0.01%            1.56%      (0.25)%      1.31%
EQ/Oppenheimer Main Street Small Cap     0.01%            1.64%      (0.33)%      1.31%
EQ/PIMCO Real Return                      --              0.94%      (0.04)%      0.90%
EQ/Short Duration Bond                    --              0.83%       0.00%       0.83%
EQ/Small Company Index                    --              0.64%       0.00%       0.64%
EQ/T. Rowe Price Growth Stock             --              1.18%      (0.03)%      1.15%
EQ/Templeton Growth                       --              1.40%      (0.05)%      1.35%
EQ/UBS Growth and Income                  --              1.16%      (0.11)%      1.05%
EQ/Van Kampen Comstock                    --              1.05%      (0.05)%      1.00%
EQ/Van Kampen Emerging Markets Equity     --              1.64%       0.00%       1.64%
EQ/Van Kampen Mid Cap Growth              --              1.10%      (0.05)%      1.05%
EQ/Van Kampen Real Estate                 --              1.36%      (0.10)%      1.26%
--------------------------------------------------------------------------------------------



Notes:

(a) The AXA Allocation portfolios.
(b) Formerly named "MarketPLUS Large Cap Core."
(c) Formerly named "MarketPLUS Large Cap Growth."
(d) Formerly named "MarketPLUS Mid Cap Value."
(e) Formerly named "MarketPLUS International Core."


(1) For mortality and expense risks, and administrative and financial accounting expenses. A portion of this charge is for providing the death benefit.


(2) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2007 and for the underlying portfolios.


(3) The management fees for each portfolio cannot be increased without a vote of that portfolio's shareholders. See footnote (7) for any expense limitation agreement information.

(4) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the portfolios of the AXA Premier VIP Trust and the EQ Advisors Trust, the 12b-1 fees will not be increased for the life of the contract.

(5) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (7) for any expense limitation agreement information.


(6) Each of these variable investment options invests in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("underlying portfolios"). Amounts shown reflect each portfolio's pro rata share of the fees and expenses of the underlying portfolio(s) in which it invests. A "-" indicates that the listed portfolio does not invest in underlying portfolios.

(7) The amounts shown reflect any fee waivers and/or expense reimbursements that apply to each portfolio. A "-" indicates that there is no expense limitation in effect, and "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain portfolios, which are effective through April 30, 2009 (unless the Board of Trustees of AXA Premier VIP Trust or EQ Advisors Trust, as applicable, consents to an earlier revision or termination of this arrangement). Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits such portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the portfolio invests and extraordinary expenses) to not more than the amounts specified in the agreements. Therefore, each portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:



------------------------------------------------
   Portfolio Name:
------------------------------------------------
   Multimanager Aggressive Equity       0.97%
------------------------------------------------
   Multimanager Health Care             1.67%
------------------------------------------------
   Multimanager Large Cap Core Equity   1.34%
------------------------------------------------
   Multimanager Large Cap Growth        1.29%
------------------------------------------------
   Multimanager Large Cap Value         1.26%
------------------------------------------------
   Multimanager Mid Cap Growth          1.52%
------------------------------------------------
   Multimanager Mid Cap Value           1.53%
------------------------------------------------

---------------------------------------------------
   Portfolio Name:
---------------------------------------------------
   Multimanager Small Cap Growth           1.35%
---------------------------------------------------
   Multimanager Small Cap Value            1.45%
---------------------------------------------------
   Multimanager Technology                 1.67%
---------------------------------------------------
   EQ/AllianceBernstein Common Stock       0.84%
---------------------------------------------------
   EQ/AllianceBernstein Large Cap Growth   1.03%
---------------------------------------------------
   EQ/AllianceBernstein Small Cap Growth   1.11%
---------------------------------------------------
   EQ/AllianceBernstein Value              0.87%
---------------------------------------------------
   EQ/BlackRock Basic Value Equity         0.92%
---------------------------------------------------
   EQ/Davis New York Venture               1.25%
---------------------------------------------------
   EQ/Evergreen Omega                      1.12%
---------------------------------------------------
   EQ/GAMCO Mergers and Acquisitions       1.33%
---------------------------------------------------
   EQ/GAMCO Small Company Value            1.10%
---------------------------------------------------
   EQ/International Core PLUS              1.05%
---------------------------------------------------
   EQ/Large Cap Core PLUS                  0.83%
---------------------------------------------------
   EQ/Large Cap Growth PLUS                0.82%
---------------------------------------------------
   EQ/Legg Mason Value Equity              0.97%
---------------------------------------------------
   EQ/Lord Abbett Growth and Income        0.98%
---------------------------------------------------
   EQ/Lord Abbett Large Cap Core           0.99%
---------------------------------------------------
   EQ/Lord Abbett Mid Cap Value            1.04%
---------------------------------------------------
   EQ/Mid Cap Value PLUS                   0.81%
---------------------------------------------------
   EQ/Montag & Caldwell Growth             1.13%
---------------------------------------------------
   EQ/T. Rowe Price Growth Stock           0.87%
---------------------------------------------------
   EQ/UBS Growth and Income                1.04%
---------------------------------------------------
   EQ/Van Kampen Comstock                  0.99%
---------------------------------------------------
   EQ/Van Kampen Mid Cap Growth            1.04%
---------------------------------------------------



(8) In addition to the fee waiver and/or expense reimbursement discussed in the footnote immediately above, AXA Equitable, voluntarily will waive all its management and administration fees and reimburse all other expenses associated with the EQ/Franklin Templeton Founding Strategy Portfolio ("Portfolio") (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of the investment companies in which the Portfolio invests, Rule 12b-1 fees and extraordinary expenses). Accordingly, the Total Annual Operating Expenses (including Acquired Fund Fees and Expenses), taking into account the voluntary waiver by AXA Equitable, will be 1.30%. The voluntary waiver by AXA Equitable will remain in effect until April 30, 2009.



EXAMPLES: EQUI-VEST(SM) VANTAGE(SM) CONTRACTS

These examples are intended to help you compare the cost of investing in the EQUI-VEST(SM) Vantage(SM) contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.

The examples below show the expenses that a hypothetical certificate holder would pay in the situations illustrated.

The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the withdrawal charge, the optional enhanced death benefit charge, the third-party transfer or direct rollover charge and the charge if you elect a Variable Immediate Annuity payout option do apply to amounts in the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

Please note that the charges that would apply under your certificate may be lower if: (i) your participation is under a contract with lower Separate Account A charges; (ii) your participation is under a contract that either no longer has a withdrawal charge, or has a lesser percentage withdrawal charge, or has a shorter withdrawal charge period associated with it than is used in the examples; or (iii) you have not elected the optional enhanced death benefit. The EQUI-VEST(SM) Vantage(SM) contracts were first offered on January 14, 2002.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the certificate for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this supplement; (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; (iii) that the optional enhanced death benefit has been elected; (iv) there is no waiver of the withdrawal charge; and (v) the Contract Year and Participation Year are the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------------------------
                                                           If you surrender your contract at the end
                                                                              of
                                                                  the applicable time period
                                                          --------------------------------------------
                                                           1 year    3 years    5 years     10 years
------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                  $  876     $1,447     $1,934      $2,914
AXA Conservative Allocation                                $  857     $1,391     $1,840      $2,716
AXA Conservative-Plus Allocation                           $  862     $1,406     $1,864      $2,769
AXA Moderate Allocation                                    $  866     $1,418     $1,884      $2,810
AXA Moderate-Plus Allocation                               $  870     $1,430     $1,904      $2,852
Multimanager Aggressive Equity                             $  836     $1,329     $1,735      $2,493
Multimanager Core Bond                                     $  833     $1,320     $1,720      $2,461
Multimanager Health Care                                   $  899     $1,518     $2,051      $3,158
Multimanager High Yield                                    $  833     $1,320     $1,720      $2,461
Multimanager International Equity                          $  880     $1,459     $1,953      $2,955
Multimanager Large Cap Core Equity                         $  867     $1,421     $1,889      $2,821
Multimanager Large Cap Growth                              $  869     $1,427     $1,899      $2,841
Multimanager Large Cap Value                               $  864     $1,412     $1,874      $2,789
Multimanager Mid Cap Growth                                $  887     $1,480     $1,988      $3,026
Multimanager Mid Cap Value                                 $  886     $1,477     $1,983      $3,016
Multimanager Small Cap Growth                              $  889     $1,485     $1,998      $3,047
Multimanager Small Cap Value                               $  878     $1,453     $1,944      $2,934
Multimanager Technology                                    $  899     $1,518     $2,051      $3,158
Target 2015 Allocation                                     $  991     $1,787     $2,496      $4,049
Target 2025 Allocation                                     $  962     $1,701     $2,355      $3,771
Target 2035 Allocation                                     $1,057     $1,978     $2,805      $4,640
Target 2045 Allocation                                     $1,100     $2,099     $2,999      $4,998
------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                          $  818     $1,272     $1,639      $2,288
EQ/AllianceBernstein Intermediate Government Securities    $  820     $1,281     $1,654      $2,320
EQ/AllianceBernstein International                         $  846     $1,359     $1,785      $2,600
EQ/AllianceBernstein Large Cap Growth                      $  860     $1,400     $1,855      $2,748
EQ/AllianceBernstein Quality Bond                          $  821     $1,284     $1,659      $2,331
EQ/AllianceBernstein Small Cap Growth                      $  844     $1,353     $1,775      $2,579
EQ/AllianceBernstein Value                                 $  828     $1,305     $1,695      $2,407
EQ/AXA Rosenberg Value Long/Short Equity                   $1,085     $2,057     $2,932      $4,875
EQ/BlackRock Basic Value Equity                            $  825     $1,296     $1,679      $2,375
EQ/BlackRock International Value                           $  857     $1,391     $1,840      $2,716
EQ/Boston Advisors Equity Income                           $  846     $1,359     $1,785      $2,600
EQ/Calvert Socially Responsible                            $  845     $1,356     $1,780      $2,589
EQ/Capital Guardian Growth                                 $  837     $1,332     $1,740      $2,504
EQ/Capital Guardian Research                               $  833     $1,320     $1,720      $2,461
EQ/Caywood-Scholl High Yield Bond                          $  833     $1,320     $1,720      $2,461
EQ/Davis New York Venture                                  $  860     $1,400     $1,855      $2,748
EQ/Equity 500 Index                                        $  796     $1,207     $1,527      $2,044
EQ/Evergreen International Bond                            $  844     $1,353     $1,775      $2,579
EQ/Evergreen Omega                                         $  847     $1,362     $1,790      $2,611
EQ/FI Mid Cap                                              $  838     $1,335     $1,745      $2,515
EQ/Franklin Income                                         $  862     $1,406     $1,864      $2,769
EQ/Franklin Small Cap Value                                $  865     $1,415     $1,879      $2,800
EQ/Franklin Templeton Founding Strategy                    $  889     $1,485     $1,998      $3,047
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                                If you annuitize at the end of
                                                                 the applicable time period(1)
                                                         ---------------------------------------------
                                                          1 year     3 years    5 years     10 years
------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                   N/A       $1,447     $1,934      $2,914
AXA Conservative Allocation                                 N/A       $1,391     $1,840      $2,716
AXA Conservative-Plus Allocation                            N/A       $1,406     $1,864      $2,769
AXA Moderate Allocation                                     N/A       $1,418     $1,884      $2,810
AXA Moderate-Plus Allocation                                N/A       $1,430     $1,904      $2,852
Multimanager Aggressive Equity                              N/A       $1,329     $1,735      $2,493
Multimanager Core Bond                                      N/A       $1,320     $1,720      $2,461
Multimanager Health Care                                    N/A       $1,518     $2,051      $3,158
Multimanager High Yield                                     N/A       $1,320     $1,720      $2,461
Multimanager International Equity                           N/A       $1,459     $1,953      $2,955
Multimanager Large Cap Core Equity                          N/A       $1,421     $1,889      $2,821
Multimanager Large Cap Growth                               N/A       $1,427     $1,899      $2,841
Multimanager Large Cap Value                                N/A       $1,412     $1,874      $2,789
Multimanager Mid Cap Growth                                 N/A       $1,480     $1,988      $3,026
Multimanager Mid Cap Value                                  N/A       $1,477     $1,983      $3,016
Multimanager Small Cap Growth                               N/A       $1,485     $1,998      $3,047
Multimanager Small Cap Value                                N/A       $1,453     $1,944      $2,934
Multimanager Technology                                     N/A       $1,518     $2,051      $3,158
Target 2015 Allocation                                      N/A       $1,787     $2,496      $4,049
Target 2025 Allocation                                      N/A       $1,701     $2,355      $3,771
Target 2035 Allocation                                      N/A       $1,978     $2,805      $4,640
Target 2045 Allocation                                      N/A       $2,099     $2,999      $4,998
------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                           N/A       $1,272     $1,639      $2,288
EQ/AllianceBernstein Intermediate Government Securities     N/A       $1,281     $1,654      $2,320
EQ/AllianceBernstein International                          N/A       $1,359     $1,785      $2,600
EQ/AllianceBernstein Large Cap Growth                       N/A       $1,400     $1,855      $2,748
EQ/AllianceBernstein Quality Bond                           N/A       $1,284     $1,659      $2,331
EQ/AllianceBernstein Small Cap Growth                       N/A       $1,353     $1,775      $2,579
EQ/AllianceBernstein Value                                  N/A       $1,305     $1,695      $2,407
EQ/AXA Rosenberg Value Long/Short Equity                    N/A       $2,057     $2,932      $4,875
EQ/BlackRock Basic Value Equity                             N/A       $1,296     $1,679      $2,375
EQ/BlackRock International Value                            N/A       $1,391     $1,840      $2,716
EQ/Boston Advisors Equity Income                            N/A       $1,359     $1,785      $2,600
EQ/Calvert Socially Responsible                             N/A       $1,356     $1,780      $2,589
EQ/Capital Guardian Growth                                  N/A       $1,332     $1,740      $2,504
EQ/Capital Guardian Research                                N/A       $1,320     $1,720      $2,461
EQ/Caywood-Scholl High Yield Bond                           N/A       $1,320     $1,720      $2,461
EQ/Davis New York Venture                                   N/A       $1,400     $1,855      $2,748
EQ/Equity 500 Index                                         N/A       $1,207     $1,527      $2,044
EQ/Evergreen International Bond                             N/A       $1,353     $1,775      $2,579
EQ/Evergreen Omega                                          N/A       $1,362     $1,790      $2,611
EQ/FI Mid Cap                                               N/A       $1,335     $1,745      $2,515
EQ/Franklin Income                                          N/A       $1,406     $1,864      $2,769
EQ/Franklin Small Cap Value                                 N/A       $1,415     $1,879      $2,800
EQ/Franklin Templeton Founding Strategy                     N/A       $1,485     $1,998      $3,047
------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                                        If you do not
                                                                   surrender your contract
                                                                  the applicable time period
                                                        ---------------------------------------------
                                                          1 year    3 years     5 years    10 years
-----------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                  $261     $  803       $1,371     $2,914
AXA Conservative Allocation                                $241     $  743       $1,272     $2,716
AXA Conservative-Plus Allocation                           $247     $  759       $1,298     $2,769
AXA Moderate Allocation                                    $251     $  772       $1,319     $2,810
AXA Moderate-Plus Allocation                               $255     $  784       $1,340     $2,852
Multimanager Aggressive Equity                             $219     $  677       $1,161     $2,493
Multimanager Core Bond                                     $216     $  667       $1,145     $2,461
Multimanager Health Care                                   $287     $  878       $1,496     $3,158
Multimanager High Yield                                    $216     $  667       $1,145     $2,461
Multimanager International Equity                          $266     $  816       $1,392     $2,955
Multimanager Large Cap Core Equity                         $252     $  775       $1,324     $2,821
Multimanager Large Cap Growth                              $254     $  781       $1,335     $2,841
Multimanager Large Cap Value                               $249     $  765       $1,308     $2,789
Multimanager Mid Cap Growth                                $273     $  838       $1,428     $3,026
Multimanager Mid Cap Value                                 $272     $  835       $1,423     $3,016
Multimanager Small Cap Growth                              $275     $  844       $1,439     $3,047
Multimanager Small Cap Value                               $264     $  809       $1,382     $2,934
Multimanager Technology                                    $287     $  878       $1,496     $3,158
Target 2015 Allocation                                     $384     $1,166       $1,966     $4,049
Target 2025 Allocation                                     $353     $1,074       $1,817     $3,771
Target 2035 Allocation                                     $455     $1,370       $2,294     $4,640
Target 2045 Allocation                                     $500     $1,499       $2,499     $4,998
-----------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                          $199     $  617       $1,059     $2,288
EQ/AllianceBernstein Intermediate Government Securities    $203     $  626       $1,075     $2,320
EQ/AllianceBernstein International                         $230     $  709       $1,214     $2,600
EQ/AllianceBernstein Large Cap Growth                      $245     $  753       $1,287     $2,748
EQ/AllianceBernstein Quality Bond                          $204     $  629       $1,081     $2,331
EQ/AllianceBernstein Small Cap Growth                      $228     $  702       $1,203     $2,579
EQ/AllianceBernstein Value                                 $211     $  652       $1,118     $2,407
EQ/AXA Rosenberg Value Long/Short Equity                   $484     $1,454       $2,428     $4,875
EQ/BlackRock Basic Value Equity                            $208     $  642       $1,102     $2,375
EQ/BlackRock International Value                           $241     $  743       $1,272     $2,716
EQ/Boston Advisors Equity Income                           $230     $  709       $1,214     $2,600
EQ/Calvert Socially Responsible                            $229     $  705       $1,208     $2,589
EQ/Capital Guardian Growth                                 $220     $  680       $1,166     $2,504
EQ/Capital Guardian Research                               $216     $  667       $1,145     $2,461
EQ/Caywood-Scholl High Yield Bond                          $216     $  667       $1,145     $2,461
EQ/Davis New York Venture                                  $245     $  753       $1,287     $2,748
EQ/Equity 500 Index                                        $176     $  547       $  941     $2,044
EQ/Evergreen International Bond                            $228     $  702       $1,203     $2,579
EQ/Evergreen Omega                                         $231     $  712       $1,219     $2,611
EQ/FI Mid Cap                                              $222     $  683       $1,171     $2,515
EQ/Franklin Income                                         $247     $  759       $1,298     $2,769
EQ/Franklin Small Cap Value                                $250     $  769       $1,314     $2,800
EQ/Franklin Templeton Founding Strategy                    $275     $  844       $1,439     $3,047
-----------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                           If you surrender your contract at the end
                                                             of                             If you annuitize at the end of
                                                  the applicable time period                 the applicable time period(1)
---------------------------------------------------------------------------------------------------------------------------------
                                           1 year    3 years    5 years    10 years  1 year     3 years    5 years     10 years
---------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions           $866     $1,418     $1,884      $2,810     N/A       $1,418     $1,884      $2,810
EQ/GAMCO Small Company Value                $845     $1,356     $1,780      $2,589     N/A       $1,356     $1,780      $2,589
EQ/International Core PLUS                  $851     $1,373     $1,810      $2,653     N/A       $1,373     $1,810      $2,653
EQ/International Growth                     $869     $1,427     $1,899      $2,841     N/A       $1,427     $1,899      $2,841
EQ/JPMorgan Core Bond                       $814     $1,260     $1,619      $2,244     N/A       $1,260     $1,619      $2,244
EQ/JPMorgan Value Opportunities             $831     $1,314     $1,710      $2,440     N/A       $1,314     $1,710      $2,440
EQ/Large Cap Core PLUS                      $834     $1,323     $1,725      $2,472     N/A       $1,323     $1,725      $2,472
EQ/Large Cap Growth PLUS                    $833     $1,320     $1,720      $2,461     N/A       $1,320     $1,720      $2,461
EQ/Legg Mason Value Equity                  $839     $1,338     $1,750      $2,525     N/A       $1,338     $1,750      $2,525
EQ/Long Term Bond                           $811     $1,252     $1,604      $2,211     N/A       $1,252     $1,604      $2,211
EQ/Lord Abbett Growth and Income            $838     $1,335     $1,745      $2,515     N/A       $1,335     $1,745      $2,515
EQ/Lord Abbett Large Cap Core               $843     $1,350     $1,770      $2,568     N/A       $1,350     $1,770      $2,568
EQ/Lord Abbett Mid Cap Value                $842     $1,347     $1,765      $2,557     N/A       $1,347     $1,765      $2,557
EQ/Marsico Focus                            $855     $1,385     $1,830      $2,695     N/A       $1,385     $1,830      $2,695
EQ/Mid Cap Value PLUS                       $838     $1,335     $1,745      $2,515     N/A       $1,335     $1,745      $2,515
EQ/Money Market                             $803     $1,228     $1,563      $2,122     N/A       $1,228     $1,563      $2,122
EQ/Montag & Caldwell Growth                 $847     $1,362     $1,790      $2,611     N/A       $1,362     $1,790      $2,611
EQ/Mutual Shares                            $868     $1,424     $1,894      $2,831     N/A       $1,424     $1,894      $2,831
EQ/Oppenheimer Global                       $903     $1,529     $2,071      $3,198     N/A       $1,529     $2,071      $3,198
EQ/Oppenheimer Main Street Opportunity      $888     $1,482     $1,993      $3,037     N/A       $1,482     $1,993      $3,037
EQ/Oppenheimer Main Street Small Cap        $896     $1,506     $2,032      $3,118     N/A       $1,506     $2,032      $3,118
EQ/PIMCO Real Return                        $826     $1,299     $1,684      $2,386     N/A       $1,299     $1,684      $2,386
EQ/Short Duration Bond                      $816     $1,266     $1,629      $2,266     N/A       $1,266     $1,629      $2,266
EQ/Small Company Index                      $797     $1,210     $1,532      $2,056     N/A       $1,210     $1,532      $2,056
EQ/T. Rowe Price Growth Stock               $850     $1,370     $1,805      $2,642     N/A       $1,370     $1,805      $2,642
EQ/Templeton Growth                         $872     $1,435     $1,914      $2,873     N/A       $1,435     $1,914      $2,873
EQ/UBS Growth and Income                    $848     $1,365     $1,795      $2,621     N/A       $1,365     $1,795      $2,621
EQ/Van Kampen Comstock                      $837     $1,332     $1,740      $2,504     N/A       $1,332     $1,740      $2,504
EQ/Van Kampen Emerging Markets Equity       $896     $1,506     $2,032      $3,118     N/A       $1,506     $2,032      $3,118
EQ/Van Kampen Mid Cap Growth                $842     $1,347     $1,765      $2,557     N/A       $1,347     $1,765      $2,557
EQ/Van Kampen Real Estate                   $868     $1,424     $1,894      $2,831     N/A       $1,424     $1,894      $2,831
---------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                          If you do not surrender your contract at
                                                         the end of
                                                 the applicable time period
------------------------------------------------------------------------------------
                                           1 year    3 years    5 years   10 years
------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions           $251      $772      $1,319     $2,810
EQ/GAMCO Small Company Value                $229      $705      $1,208     $2,589
EQ/International Core PLUS                  $235      $724      $1,240     $2,653
EQ/International Growth                     $254      $781      $1,335     $2,841
EQ/JPMorgan Core Bond                       $195      $604      $1,038     $2,244
EQ/JPMorgan Value Opportunities             $214      $661      $1,134     $2,440
EQ/Large Cap Core PLUS                      $217      $671      $1,150     $2,472
EQ/Large Cap Growth PLUS                    $216      $667      $1,145     $2,461
EQ/Legg Mason Value Equity                  $223      $686      $1,176     $2,525
EQ/Long Term Bond                           $192      $594      $1,022     $2,211
EQ/Lord Abbett Growth and Income            $222      $683      $1,171     $2,515
EQ/Lord Abbett Large Cap Core               $227      $699      $1,198     $2,568
EQ/Lord Abbett Mid Cap Value                $226      $696      $1,192     $2,557
EQ/Marsico Focus                            $239      $737      $1,261     $2,695
EQ/Mid Cap Value PLUS                       $222      $683      $1,171     $2,515
EQ/Money Market                             $184      $569      $  979     $2,122
EQ/Montag & Caldwell Growth                 $231      $712      $1,219     $2,611
EQ/Mutual Shares                            $253      $778      $1,329     $2,831
EQ/Oppenheimer Global                       $291      $891      $1,516     $3,198
EQ/Oppenheimer Main Street Opportunity      $274      $841      $1,434     $3,037
EQ/Oppenheimer Main Street Small Cap        $282      $866      $1,475     $3,118
EQ/PIMCO Real Return                        $209      $645      $1,107     $2,386
EQ/Short Duration Bond                      $197      $610      $1,049     $2,266
EQ/Small Company Index                      $177      $550      $  946     $2,056
EQ/T. Rowe Price Growth Stock               $234      $721      $1,235     $2,642
EQ/Templeton Growth                         $257      $791      $1,350     $2,873
EQ/UBS Growth and Income                    $232      $715      $1,224     $2,621
EQ/Van Kampen Comstock                      $220      $680      $1,166     $2,504
EQ/Van Kampen Emerging Markets Equity       $282      $866      $1,475     $3,118
EQ/Van Kampen Mid Cap Growth                $226      $696      $1,192     $2,557
EQ/Van Kampen Real Estate                   $253      $778      $1,329     $2,831
------------------------------------------------------------------------------------



(1) Please see "When withdrawal charges do not apply" in "Charges and expenses" in the Prospectus and "Withdrawal charge for EQUI-VEST(SM) Vantage(SM) contracts" later in this Supplement for more information on withdrawal charge waivers upon annuitization.

CONDENSED FINANCIAL INFORMATION

Please see Appendix I at the end of this Supplement for the unit values and number of units outstanding as of the period shown for each of the variable investment options available as of December 31, 2006.



6. THE FOLLOWING INFORMATION IS ADDED TO THE CHART IN THE SECTION ENTITLED "HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS:



------------------------------------------------------------------------------------------------------------------------------------
Contract type    Source of contributions                                Limitations on contributions
------------------------------------------------------------------------------------------------------------------------------------
EQUI-VEST(SM)    o Employer Contributions: Contributions made by the    o For 2008, maximum amount of employer and employee
Vantage(SM)        Employer under the Plan, other than those              contributions is generally the lesser of $46,000 or
                   described in the items below.                          100% of compensation, with maximum salary
                                                                          reduction contribution of $15,500.
                 o Employer Matching Contributions: Employer
                   Contributions matching Salary Reduction              o If your employer`s plan permits and you are at least age
                   Contributions under the terms of the Plan.             50 at any time during 2008, additional salary reduction
                                                                          "catch-up" contributions totalling up to $5,000 can be
                 o Qualified Non-Elective and Qualified Matching          made.
                   Contributions: Contributions made by the Employer
                   to meet the requirements of the nondiscrimination    o All salary reduction contributions (whether pre-tax or
                   tests set forth in the Code.                           designated Roth) may not exceed the total maximum
                                                                          for the year (for 2008, $15,500 and age 50 catch-up of
                 o Salary Reduction Contributions (Elective Deferral      $ 5,000).
                   Contributions): Contributions under a salary
                   reduction agreement that an employee enters into     o Rollover or direct transfer contributions after age 70-1/2
                   with the Employer under the Plan.                      must be net of any required minimum distributions.

                 o "Designated Roth contributions" under Section        o Aggregate direct rollover and direct transfer
                   402A of the Code.                                      contributions must meet AXA Equitable`s anticipated
                                                                          minimum contribution requirements or meet minimum
                 o Rollover Contributions: Contributions of eligible      plan participation requirements.
                   rollover distributions directly or indirectly from
                   another eligible retirement arrangement.             o Different sources of contributions and earnings may be
                                                                          subject to withdrawal restrictions.
                 o Non-Roth After-Tax Contributions: Amounts
                   reported by the Employer as having non-Roth          o We currently do not accept rollovers of non-Roth
                   after-tax consequences under the Code.                 after-tax funds except as direct rollovers from 403(b)
                                                                          plans (we separately account for these rollover
                 o Direct Transfer Contributions: Amounts directly        contributions).
                   transferred (either a plan-to-plan direct transfer
                   or contract exchange under the same 403(b) plan).    o We currently do not accept rollovers or direct transfers of funds from designated Roth accounts.
                 o Additional "catch-up" contributions.
------------------------------------------------------------------------------------------------------------------------------------




7. THE FIRST PARAGRAPH UNDER "OWNER AND ANNUITANT REQUIREMENTS" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE
   FOLLOWING:


For the following employer-funded programs, the employee must be the owner on the contract: SEP-IRA, SARSEP-IRA, SIMPLE-IRA, TSA, University TSA (other than EQUI-VEST(SM) Vantage(SM) contracts) and Annuitant HR-10.



8. THE FOLLOWING IS ADDED AS THE LAST SECTION IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS:



UNALLOCATED ACCOUNT


When we receive cash transferred from a prior funding vehicle, the transferred amount will be credited as one lump sum to the plan's unallocated account. Any amount held in the plan's unallocated account becomes part of our guaranteed interest option and will be credited with interest at the rate applicable to amounts held in the guaranteed interest option. The transferred amount will remain in the plan's unallocated account until we have received all the information we require, including properly completed forms, to effect a transfer from the plan's unallocated account to a participant account. With respect to each participant, we will allocate amounts to each participant's account only after the employer provides instructions that are acceptable and necessary in order to complete the allocation process. We reserve the right to limit the period during which such instructions may be received to no more than 10 days from the initial transfer into the plan's unallocated account and to return funds to the employer for which transfer information has not been timely received in good order. In no event will we hold the transferred assets in the unallocated account for more than 105 days from the contract date. Under no circumstances will we be required to transfer to participant accounts an amount in aggregate greater than the amount deposited by the employer plus such interest as we credited to the unallocated account, unless otherwise expressly agreed upon between the employer and us.

The employer is solely responsible for effectuating the asset transfers in accordance with all applicable laws and regulations.


9. THE FOLLOWING IS ADDED AT THE END OF THE FIRST PARAGRAPH UNDER "WITHDRAWING YOUR ACCOUNT VALUE" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS:


Except as set forth in the following sentence, you may only withdraw amounts from your account value that are 100% vested subject to the employer's approval, plan rules and applicable laws. You may, however, transfer any non-vested account value attributable to you under the contract to another annuity contract, employer designated funding vehicle or other funding vehicle permitted by the employer and permitted under the tax law. Any withdrawal request you make requires contract holder approval. In addition, in many instances if you are under age 59-1/2, your ability to withdraw funds from an EQUI-VEST(SM) Vantage(SM) contract may be limited by the plan and section 403(b) of the Code. For example, amounts attributable to salary reduction contributions may not be withdrawn unless due to your death, disability or severance from employment with the employer who provided the funds. Also, you may be able to withdraw salary reduction contributions only (that is, no earnings) on account of hardship under federal income tax rules.


10. THE FOLLOWING IS ADDED AS A NEW SECTION FOLLOWING "WITHDRAWING YOUR ACCOUNT VALUE" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS:



FORFEITURES


A 403(b) plan may have a vesting schedule applicable to some or all employer contributions. Forfeitures can arise when a participant who is not fully vested under a plan separates from service. 403(b) plan participants should consult the plan administrator to learn more about the vesting schedule. When a forfeiture occurs, we will withdraw any unvested portion of a 403(b) plan participant`s cash value and deposit such amount in a forfeiture account in the contract. The plan administrator must tell us the unvested balance. We allocate amounts in the forfeiture account to the guaranteed interest option, unless otherwise agreed to by the contract holder and us.


Forfeited account values may be reallocated to active plan participants in accordance with the terms of the plan. Special rules apply to how the withdrawal charge, if any, will apply when forfeitures have occurred. See "Withdrawal Charge for EQUI-VEST(SM) Vantage(SM) contracts" under "Charges and expenses" in this Prospectus Supplement.



11. THE FOLLOWING IS ADDED AS THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER "LOANS UNDER TSA, GOVERNMENTAL EMPLOYER EDC AND CORPORATE TRUSTEED CONTRACTS" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS:


Any participant loan requests require contract holder approval.



12. THE FOLLOWING IS ADDED AFTER THE SECTION ENTITLED "TERMINATION" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS:



EQUI-VEST(SM) VANTAGE(SM) TERMINATION OF PARTICIPATION

We may terminate your participation under the EQUI-VEST(SM) Vantage(SM) contract and pay out your account value if:

(1) your account value is less than $500 and we have not received contributions on your behalf for a period of three years;

(2) you request a partial withdrawal that reduces your account value to an amount of less than $500;

(3) we have not received any contributions on your behalf within 120 days from your participation date; or

(4) the plan is no longer qualified under Section 403(b) of the Code and the EQUI-VEST(SM) Vantage(SM) contract is terminated by us.

We will deduct the amount of any outstanding loan balance and any applicable withdrawal charge from the account value when we terminate a participant`s participation under the contract.


The contract holder may discontinue an EQUI-VEST(SM) Vantage(SM) contract. Discontinuance of a contract means that the contract holder will not permit any further salary deferral or employer contributions to be made under the contract. If an EQUI-VEST(SM) Vantage(SM) contract is discontinued the contract holder may withdraw any cash value in the forfeiture account, as well as any portion of the account value attributable to a participant that is not vested and: (i) transfer, exchange or directly roll over such amounts to another employer-designated funding vehicle; or (ii) transfer, distribute or directly roll over such amounts in any other manner permitted under section 403(b) of the Code and the terms of the plan. If an EQUI-VEST(SM) Vantage(SM) contract is discontinued, if and as permitted under the plan, the participant may withdraw any portion of the account value attributable to the participant under the contract that is vested and: (i) transfer, exchange or directly roll over such amounts to the employer-designated funding vehicle or permit the contract holder to do so; (ii) directly roll over such amounts to another eligible retirement plan (iii) retain such amounts, if permitted under federal tax law; or (iv) maintain such account value with us. If the account value remains with us, such amounts will continue to be subject to withdrawal charges based upon the contract holder`s original withdrawal charge schedule.


An EQUI-VEST(SM) Vantage(SM) contract may be terminated only after all participation under the contract is terminated.


13. THE FOLLOWING IS ADDED AFTER THE INFORMATION UNDER "FOR ALL SERIES ISSUED IN NEW YORK -- FIXED MATURITY OPTIONS*" IN "CHARGES AND EXPENSES" IN THE
    PROSPECTUS:



CHARGES UNDER EQUI-VEST(SM) VANTAGE(SM) CONTRACTS

For both new and established groups or sponsored arrangements that have formally requested a contract proposal from us, our prices may be negotiable. Price variations may impact the financial professional's compensation. An employer or plan administrator should ask about possible fee reductions or contract adjustments based on its situation. It would be in your best interest for your employer to formally request a contract proposal from us. Any variation in charges, pricing or benefits will reflect differences in our costs of selling the contracts and/or the contract services we or your financial professional provide and will not be unfairly discriminatory. For more information, please see "Variations in charges" in "Charges and expenses" in the Prospectus at page 53.


CHARGE AGAINST THE SEPARATE ACCOUNT

We deduct this charge against the assets in the separate account to compensate us for mortality and expense risks, as well as administrative and financial accounting expenses under the contract. The charge is deducted daily at an annual rate that can vary by group between 0.50% to 0.90% of daily net assets attributable to all certificates under the group contract. Differences in this charge are due to variations in group characteristics which may include:

o the factors on which the mortality and expense risks charge and administration charges are based,

o the extent to which certain administrative functions in connection with the TSA contracts are to be performed by us or by the contract holder,

o   the total amount of Plan assets

The mortality risk we assume is the risk that participants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect. To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts. A participant`s certificate will set forth the applicable separate account charge.

We will determine the separate account charge pursuant to our established actuarial procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(SM) Vantage(SM) contracts.


CHARGE FOR THIRD-PARTY TRANSFER OR ROLLOVER


We may deduct a charge for third-party transfers. A third party transfer is where you ask us to directly transfer or roll over funds from your certificate to an employer designated funding vehicle or any other permissible funding vehicle offered by another provider. The charge is currently $25 ($65 maximum) per occurrence per participant. This charge will also be imposed on each third-party transfer out of the contract's forfeiture account into another permissible funding vehicle. This charge does not apply to reallocations from the forfeiture account to participant annuity accounts under the contract. Transfers are subject to any required employer approval.



CHARGE FOR OPTIONAL ENHANCED DEATH BENEFIT

If you elect the optional enhanced death benefit, we deduct a charge annually from your account value on each anniversary of your participation date. The charge is equal to 0.15% of your account value on the participation date anniversary.

The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment.


WITHDRAWAL CHARGE FOR EQUI-VEST(SM) VANTAGE(SM) CONTRACTS

A withdrawal charge will apply during either the first 5 contract years or the first 5 participation years, as set forth in the contract and participation certificate. Differences in the period for which and circumstances under which this charge applies are due to variations in group characteristics including the total amount of Plan assets. We will determine the period of and circumstances under which the withdrawal charge applies pursuant to our established procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(SM) Vantage(SM) contracts.

If you participate in a contract where the withdrawal is on a contract year basis, rather than a participant year basis, a withdrawal charge will apply to amounts withdrawn from the contract during the first 5 contract years only if:
(i) you transfer or directly roll over your account value to another annuity contract, employer designated funding vehicle or other funding vehicle permitted under the tax law; or (ii) the contract holder withdraws amounts from the contract and transfers or directly rolls over amounts to another 403(b) employer-designated funding vehicle or transfers or distributes amounts in any other manner permitted under section 403(b) of the Code during the withdrawal charge period.

If you participate in a contract where the withdrawal is on a participant year basis, rather than a contract year basis, a withdrawal charge will apply except when:

(1) You withdraw no more than 10% of the vested account value each participation year under the contract.

(2) You have reached age 55 and retired or have severed from employment with the employer.

(3) The withdrawal is made to satisfy minimum distribution requirements.

(4) You elect a withdrawal that qualifies as a hardship withdrawal under the Code.

(5) You die and a death benefit is payable to the beneficiary.

(6) The withdrawal is made to provide an annuity from AXA Equitable requested by the employer.

(7) You qualify to receive Social Security disability benefits as certified by the Social Security Administration or you are totally disabled. Total disability is your incapacity, resulting from injury or disease, to engage in any occupation for remuneration or profit. Such total disability must be certified as having been continuous for a period of at least six months prior to notice of claim and you must continue to be deemed totally disabled.

    Written notice of claim must be given to us during the your lifetime and during the period of total disability prior to each withdrawal. Along with the Notice of Claim, you must submit acceptable proof of disability. Such proof of disability must be either (a) evidence of Social Security disability determination or (b) a statement from an independent U.S. licensed physician stating that you meet the definition of total disability as stated above. Such certification must be resubmitted every 12 months. Failure to furnish proof of disability within the required time will not reduce any claim if it was not reasonably possible to give proof within such time. Provided such proof is furnished as soon as reasonably possible and in no event, except in the absence of legal capacity, later than one year from the time proof is otherwise required.

(8) We receive proof satisfactory to us that your life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician).

(9) You are confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

    -- its main function is to provide skilled, intermediate, or custodial nursing care;

    --  it provides continuous room and board to three or more persons;

    --  it is supervised by a registered nurse or licensed practical nurse;

    --  it keeps daily medical records of each patient;

    --  it controls and records all medications dispensed; and

    --  its primary service is other than to provide housing for residents.

The withdrawal charge will apply if the condition as described in items 7 through 9 above existed at the time participation under the contract began or if the condition began within the 12 month period following such participation.

In instances where a withdrawal charge applies, other than where your participation under the contract is terminated, in order to give you the exact dollar amount of the withdrawal requested, we deduct the amount of the withdrawal and the amount of the withdrawal charges from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge. We deduct the amount of the withdrawal and the withdrawal charge pro rata from the variable investment options and from the guaranteed investment option. If these amounts are insufficient we will make up the required amounts from the fixed maturity options. If we make up the required amounts from the fixed maturity options, a market value adjustment will apply. In the case where you terminate participation under the contract, we will pay your account value after the withdrawal charge has been imposed (cash value).

The withdrawal charge is equal to 6% of the amount withdrawn (or the defaulted loan amount, if applicable) from your account value during the first four contract or participation years, as applicable and 5% of the amount withdrawn (or the defaulted loan amount) from your account value during the fifth contract or participation year, as applicable. The total of all withdrawal charges will never exceed 8% of all contributions made under your certificate during the first five contract or participation years, as applicable, that are permitted to be withdrawn.

FORFEITED ACCOUNT VALUE. If a portion of your account value is forfeited under the terms of the plan, a withdrawal charge will be assessed only against the vested contribution amounts. If the contract holder withdraws the forfeited amount from the contract, a withdrawal charge, if applicable, will be imposed at that time.



14. THE FOLLOWING IS ADDED AS A NEW SECTION AFTER "DEATH BENEFIT" IN "PAYMENT OF DEATH BENEFIT" IN THE PROSPECTUS:



EQUI-VEST(SM) VANTAGE(SM) DEATH BENEFIT

The Equi-Vest(SM) Vantage(SM) contract provides a Death Benefit. If you do not elect the enhanced death benefit described below, the death benefit is equal to your account value (without any negative market value adjustment that would otherwise apply) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, less any outstanding loan or the standard death benefit, whichever provides the highest amount. The standard death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges, any taxes that apply and less any outstanding loan balances (including any accrued, but unpaid, interest).


EQUI-VEST(SM) VANTAGE(SM) ENHANCED DEATH BENEFIT

For an additional annual fee you may elect the enhanced death benefit.

If you elect the enhanced death benefit, the standard death benefit described above will not apply. You may elect the enhanced death benefit only at the time you apply to participate under the EQUI-VEST(SM) Vantage(SM) contract. Additionally, to elect this benefit, you must be younger than age 76 when participation under the contract begins. Once you elect this benefit, you may not cancel it as long as you continue participation in the contract.

The death benefit is equal to your account value (without any negative market value adjustment that would otherwise apply) as of the date we receive satisfactory proof of your death, any required instructions for the method of payment, information and forms necessary to effect payment (less any outstanding loan) or the enhanced death benefit as of the date of your death.

On the participation date, your enhanced death benefit equals your initial contribution. Then, on each third participation date anniversary until you are age 85, we will determine your enhanced death benefit by comparing your current enhanced death benefit to your account value on that third participation date anniversary. If your account value is higher than your enhanced death benefit, we will increase your enhanced death benefit to equal your account value. On the other hand, if your account value on any third contract date anniversary is less than your enhanced death benefit, we will not adjust your enhanced death benefit either up or down.

If you make additional contributions, we will increase your current enhanced death benefit by the dollar amount of the contribution on the date the contribution is allocated to your investment options. If you take a withdrawal from your account value, we will adjust your death benefit on the date you take the withdrawal.


HOW WITHDRAWALS AFFECT THE STANDARD DEATH BENEFIT AND THE ENHANCED DEATH
BENEFIT

Each withdrawal you make will reduce the amount of your current standard death benefit or enhanced death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current standard death benefit or enhanced death benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your enhanced death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new enhanced death benefit after the withdrawal would be $24,000 ($40,000-$16,000).



15. THE FIRST BULLET UNDER "TAX-SHELTERED ANNUITY ARRANGEMENTS (TSAS) -- CONTRIBUTIONS TO TSAS" IN "TAX INFORMATION" IN THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:


o Annual contributions made through the employer`s payroll, which may include your salary reduction contributions and employer contributions. Some employer contributions may be subject to forfeiture under an employer`s plan.



16. THE FOLLOWING SENTENCE IS ADDED AT THE END OF THE FINAL PARAGRAPH UNDER "TAX-SHELTERED ANNUITY ARRANGEMENTS (TSAS) -- ROLLOVER CONTRIBUTIONS" IN "TAX INFORMATION" IN THE PROSPECTUS:


We separately account for rollover contributions to EQUI-VEST(SM) Vantage(SM) contracts.

17. THE FOLLOWING SENTENCE IS ADDED AT THE END OF THE FIRST PARAGRAPH UNDER "DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS -- WITHDRAWAL RESTRICTIONS" IN "TAX INFORMATION" IN THE PROSPECTUS:

The plan may also impose withdrawal restrictions on employer contributions and related earnings.


18. THE FOLLOWING SENTENCE IS ADDED AT THE END OF THE FINAL PARAGRAPH UNDER "DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS -- WITHDRAWAL RESTRICTIONS" IN "TAX INFORMATION" IN THE PROSPECTUS:


We separately account for rollover contributions to EQUI-VEST(SM) Vantage(SM) contracts.

Appendix I: Condensed financial information

--------------------------------------------------------------------------------
The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under the contract at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of 0.90%, 0.70% and 0.50%. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.


EQUI-VEST(SM) VANTAGE(SM) CONTRACTS
THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007.



--------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
                                                            --------------------------------------------------------------
                                                               1999         2000          2001         2002        2003
--------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --            --          --     $ 109.27
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --            --          --           --
--------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --            --          --     $ 102.27
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --            --          --           --
--------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --            --          --     $ 104.26
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --            --          --           --
--------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 121.00     $ 118.02      $ 114.50    $  99.02     $ 116.91
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --            --          --           --
--------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --            --          --     $ 108.08
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --            --          --           --
--------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 130.14     $ 110.60      $  97.85    $  64.63     $  95.79
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --            --          --            1
--------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 102.33     $ 110.43      $ 118.06    $ 127.05     $ 128.60
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --            --          --            1
--------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 131.34     $ 100.03      $  76.02    $  67.72     $  90.72
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --            --          --            9
--------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 116.55     $  94.27      $  70.28    $  48.46     $  59.16
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --            --          --            3
--------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 100.33     $ 110.65      $ 118.44    $ 126.38     $ 129.67
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --            --          --            3
--------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 110.37     $ 124.31      $ 106.88    $  73.89     $ 103.19
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --            --          --            3
--------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --      $  95.39    $  81.63     $ 104.15
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --            --          --            5
--------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --           --            --          --     $  99.57
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --            --          --           --
--------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                                                     For the years ending December 31,
                                                           ----------------------------------------------------
                                                               2004         2005         2006          2007
---------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
---------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 121.06     $ 129.64     $ 151.47      $ 159.36
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --            1            5             9
---------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
---------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 107.45     $ 109.09     $ 115.00      $ 120.57
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --            1            1             2
---------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
---------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 111.33     $ 113.91     $ 122.77      $ 128.34
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --            2            4             7
---------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
---------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 125.97     $ 130.82     $ 143.03      $ 150.62
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               3            6            9            13
---------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
---------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 119.63     $ 126.46     $ 143.50      $ 151.29
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               1            6           16            35
---------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
---------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 108.33     $ 111.98     $ 122.83      $ 125.96
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               2            4            6             7
---------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
---------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 129.91     $ 130.34     $ 133.20      $ 141.06
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --            2            2             2
---------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
---------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 106.24     $ 121.39     $ 148.60      $ 164.52
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           13           12            11
---------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
---------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  63.54     $  72.38     $  71.34      $  80.58
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               1            4            6             9
---------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
---------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 133.32     $ 134.77     $ 138.66      $ 143.64
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               1            4            4             5
---------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
---------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 116.56     $ 128.81     $ 139.15      $ 160.90
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               1            4            4             4
---------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
---------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 117.09     $ 122.34     $ 147.18      $ 139.22
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               1           13           18            16
---------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
---------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 102.25     $ 108.95     $ 109.53      $ 112.11
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --           --           --            --
---------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007.



------------------------------------------------------------------------------------------------------------
                                                            For the years ending December 31,
                                             ---------------------------------------------------------------
                                                1999         2000          2001         2002         2003
------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------
  Unit value                                  $ 113.77     $ 126.07      $ 131.84     $ 108.89     $ 141.57
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --            --           --            3
------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --            --     $  76.66     $  97.27
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --            --           --            5
------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --            --           --           --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --            --           --           --
------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------
  Unit value                                  $ 107.76     $ 103.69      $  87.65     $  63.89     $  81.01
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --            --           --            1
------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --            --     $  54.67     $  67.15
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --            --           --            1
------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------
  Unit value                                  $ 106.96     $ 112.26      $ 109.00     $  81.38     $ 106.04
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --            --           --            7
------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --            --           --           --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --            --           --           --
------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --            --           --           --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --            --           --           --
------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------
  Unit value                                  $ 125.64     $ 112.30      $  97.75     $  75.18     $  95.23
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --            --           --            8
------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --            --           --           --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --            --           --           --
------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------
  Unit value                                  $ 106.75     $  93.40      $  76.81     $  57.84     $  79.22
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --            --           --            1
------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------
  Unit value                                        --     $ 100.13      $  85.92     $  69.42     $  98.80
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --            --           --            4
------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --            --           --           --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --            --           --           --
------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --            --           --           --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --            --           --           --
------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --            --           --           --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --            --           --           --
------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------
  Unit value                                        --           --            --           --           --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --            --           --           --
------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                                                      For the years ending December 31,
                                             -------------------------------------------------
                                                2004         2005         2006         2007
----------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
----------------------------------------------------------------------------------------------
  Unit value                                  $ 155.12     $ 158.27     $ 189.64     $ 190.15
----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                1            4            4            4
----------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
----------------------------------------------------------------------------------------------
  Unit value                                  $ 117.26     $ 128.80     $ 160.43     $ 175.18
----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           10           14           20
----------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------------
  Unit value                                  $ 107.08     $ 112.64     $ 129.46     $ 133.03
----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --            1            1            2
----------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------
  Unit value                                  $  83.16     $  89.61     $  93.45     $ 103.84
----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --            2            3            3
----------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
----------------------------------------------------------------------------------------------
  Unit value                                  $  70.23     $  73.16     $  77.86     $  81.39
----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --            1            1            1
----------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------
  Unit value                                  $ 116.55     $ 122.50     $ 136.03     $ 137.03
----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           14           14           25
----------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
----------------------------------------------------------------------------------------------
  Unit value                                        --     $ 104.28     $ 111.58     $ 113.67
----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --           --            1
----------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
----------------------------------------------------------------------------------------------
  Unit value                                        --           --           --     $  97.21
----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --           --            1
----------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
----------------------------------------------------------------------------------------------
  Unit value                                  $ 104.03     $ 107.63     $ 122.77     $ 127.68
----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                2           11           12           11
----------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
----------------------------------------------------------------------------------------------
  Unit value                                        --     $  97.60     $ 100.03     $ 108.35
----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --           --            1
----------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
----------------------------------------------------------------------------------------------
  Unit value                                  $  84.03     $  86.57     $  90.83     $ 100.21
----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --            2            3            2
----------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
----------------------------------------------------------------------------------------------
  Unit value                                  $ 113.60     $ 119.75     $ 132.35     $ 141.69
----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                1           15           19           24
----------------------------------------------------------------------------------------------
 EQ/Franklin Income
----------------------------------------------------------------------------------------------
  Unit value                                        --           --     $ 104.43     $ 105.62
----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --           --            7
----------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
----------------------------------------------------------------------------------------------
  Unit value                                        --           --     $ 103.24     $  98.12
----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --           --           --
----------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
----------------------------------------------------------------------------------------------
  Unit value                                        --           --           --     $  95.43
----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --           --            1
----------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
----------------------------------------------------------------------------------------------
  Unit value                                        --     $ 105.35     $ 117.15     $ 120.07
----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --           --           --
----------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007.



----------------------------------------------------------------------------------------------------------------
                                                           For the years ending December 31,
                                        ------------------------------------------------------------------------
                                           1999        2000         2001         2002        2003        2004
----------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
----------------------------------------------------------------------------------------------------------------
  Unit value                                  --           --          --           --          --     $ 113.34
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --           --          --           --          --           --
----------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
----------------------------------------------------------------------------------------------------------------
  Unit value                                  --           --          --     $  68.67    $  90.25     $ 101.61
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --           --          --           --           1           --
----------------------------------------------------------------------------------------------------------------
 EQ/International Growth
----------------------------------------------------------------------------------------------------------------
  Unit value                                  --           --          --           --          --           --
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --           --          --           --          --           --
----------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
----------------------------------------------------------------------------------------------------------------
  Unit value                                  --           --          --     $ 107.54    $ 110.17     $ 113.65
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --           --          --           --           1           --
----------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
----------------------------------------------------------------------------------------------------------------
  Unit value                             $ 98.44     $ 104.17    $  96.20     $  77.17    $  96.98     $ 106.52
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --           --          --           --           1           --
----------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
----------------------------------------------------------------------------------------------------------------
  Unit value                             $104.65     $ 102.99    $  85.75     $  67.12    $  81.18     $  89.62
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --           --          --           --          --           --
----------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
----------------------------------------------------------------------------------------------------------------
  Unit value                             $166.37     $ 133.82    $  87.46     $  56.92    $  72.94     $  81.41
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --           --          --            4           4           --
----------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
----------------------------------------------------------------------------------------------------------------
  Unit value                                  --           --          --           --          --           --
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --           --          --           --          --           --
----------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
----------------------------------------------------------------------------------------------------------------
  Unit value                                  --           --          --           --          --           --
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --           --          --           --          --           --
----------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
----------------------------------------------------------------------------------------------------------------
  Unit value                                  --           --          --           --          --           --
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --           --          --           --          --           --
----------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------------
  Unit value                                  --           --          --           --          --           --
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --           --          --           --          --           --
----------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------------
  Unit value                                  --           --          --           --          --           --
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --           --          --           --          --           --
----------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------------
  Unit value                                  --           --    $ 105.94     $  92.92    $ 120.75     $ 132.24
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --           --          --           --           3            1
----------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
----------------------------------------------------------------------------------------------------------------
  Unit value                             $103.94     $ 108.31    $ 111.62     $  94.35    $ 124.60     $ 145.52
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --           --          --           --           3            1
----------------------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------------------
  Unit value                             $105.79     $ 111.13    $ 114.06     $ 114.42    $ 114.04     $ 113.89
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --           --          --           --          --            2
----------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------------
  Unit value                                  --           --          --           --          --     $ 104.76
----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         --           --          --           --          --           --
----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
                                                For the years ending December 31,
                                               ------------------------------------
                                                  2005         2006         2007
-----------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------
  Unit value                                    $ 117.17     $ 137.99     $ 149.46
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                  1            2            5
-----------------------------------------------------------------------------------
 EQ/International Core PLUS
-----------------------------------------------------------------------------------
  Unit value                                    $ 117.94     $ 139.38     $ 159.14
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                  4            5            5
-----------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------
  Unit value                                    $ 115.34     $ 143.61     $ 165.37
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --            1            2
-----------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------
  Unit value                                    $ 115.13     $ 118.73     $ 121.31
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                  3            4            6
-----------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------
  Unit value                                    $ 109.75     $ 130.93     $ 128.17
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                  1            1           --
-----------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
-----------------------------------------------------------------------------------
  Unit value                                    $  95.21     $ 106.56     $ 109.70
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                  1            1            1
-----------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
-----------------------------------------------------------------------------------
  Unit value                                    $  87.96     $  93.95     $ 107.65
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                  5            5            3
-----------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------
  Unit value                                    $ 106.52     $ 112.77     $ 105.13
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --            1            1
-----------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------
  Unit value                                    $ 100.29     $ 101.20     $ 107.70
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --            1            1
-----------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------
  Unit value                                    $ 106.30     $ 123.48     $ 126.61
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --            1            1
-----------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------
  Unit value                                    $ 105.93     $ 118.30     $ 129.75
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --           --
-----------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------
  Unit value                                    $ 111.82     $ 124.58     $ 124.17
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --            1            2
-----------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------
  Unit value                                    $ 145.08     $ 157.18     $ 177.63
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                 11           16           21
-----------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
-----------------------------------------------------------------------------------
  Unit value                                    $ 160.54     $ 178.95     $ 174.50
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                  5            4            4
-----------------------------------------------------------------------------------
 EQ/Money Market
-----------------------------------------------------------------------------------
  Unit value                                    $ 115.83     $ 119.94     $ 124.45
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                  1            1            1
-----------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------
  Unit value                                    $ 109.43     $ 117.07     $ 140.16
-----------------------------------------------------------------------------------
  Number of units outstanding (000's)                 --           --            1
-----------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007.



----------------------------------------------------------------------------------------------------------
                                                            For the years ending December 31,
                                              ------------------------------------------------------------
                                                1999         2000          2001         2002        2003
----------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
----------------------------------------------------------------------------------------------------------
  Unit value                                        --           --           --          --           --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --           --          --           --
----------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
----------------------------------------------------------------------------------------------------------
  Unit value                                        --           --           --          --           --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --           --          --           --
----------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
----------------------------------------------------------------------------------------------------------
  Unit value                                        --           --           --          --           --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --           --          --           --
----------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
----------------------------------------------------------------------------------------------------------
  Unit value                                        --           --           --          --           --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --           --          --           --
----------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------
  Unit value                                        --           --           --          --           --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --           --          --           --
----------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------
  Unit value                                        --           --           --          --           --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --           --          --           --
----------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------
  Unit value                                        --           --           --    $  81.92     $ 118.42
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --           --          --            1
----------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
----------------------------------------------------------------------------------------------------------
  Unit value                                        --           --           --          --           --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --           --          --           --
----------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
----------------------------------------------------------------------------------------------------------
  Unit value                                        --           --           --          --           --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --           --          --           --
----------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------------
  Unit value                                        --           --           --          --           --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --           --          --           --
----------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------
  Unit value                                        --           --           --          --           --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --           --          --           --
----------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------
  Unit value                                  $ 198.84     $ 118.14     $ 111.05    $ 103.54     $ 160.00
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --           --          --            1
----------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------
  Unit value                                        --           --           --          --           --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --           --          --           --
----------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
----------------------------------------------------------------------------------------------------------
  Unit value                                        --           --           --          --           --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --           --          --           --
----------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
----------------------------------------------------------------------------------------------------------
  Unit value                                  $ 106.50     $  91.46     $  67.82    $  47.80     $  65.15
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --           --          --           --
----------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
----------------------------------------------------------------------------------------------------------
  Unit value                                        --           --           --    $ 107.20     $ 110.22
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               --           --           --          --            1
----------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                                                   For the years ending December 31,
                                           -------------------------------------------------
                                              2004         2005        2006          2007
--------------------------------------------------------------------------------------------
 EQ/Mutual Shares
--------------------------------------------------------------------------------------------
  Unit value                                      --          --    $  107.25      $ 108.03
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --            1             1
--------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
--------------------------------------------------------------------------------------------
  Unit value                                      --          --    $  111.10      $ 116.38
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           --             1
--------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
--------------------------------------------------------------------------------------------
  Unit value                                      --          --           --      $  95.45
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           --            --
--------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
--------------------------------------------------------------------------------------------
  Unit value                                      --          --    $  111.14      $ 108.19
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           --             1
--------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------
  Unit value                                      --    $  99.64    $   99.13      $ 109.51
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --            4             7
--------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------
  Unit value                                      --    $ 100.09    $  103.12      $ 107.62
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           --            --
--------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------
  Unit value                                $ 138.09    $ 142.68    $  166.44      $ 161.92
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           5            6             7
--------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
--------------------------------------------------------------------------------------------
  Unit value                                $ 111.33    $ 114.73    $  109.14      $ 115.97
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           --             4
--------------------------------------------------------------------------------------------
 EQ/Templeton Growth
--------------------------------------------------------------------------------------------
  Unit value                                      --          --       107.73      $ 108.98
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           --             1
--------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------
  Unit value                                $ 109.34    $ 118.12    $  133.62      $ 133.96
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           --            --
--------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------
  Unit value                                      --    $ 104.60    $  120.15      $ 116.08
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --            1             1
--------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------
  Unit value                                $ 196.10    $ 258.05    $  350.50      $ 493.27
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           2            1             2
--------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------
  Unit value                                      --    $ 124.11    $  134.38      $ 163.01
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --            1             3
--------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
--------------------------------------------------------------------------------------------
  Unit value                                      --          --           --      $  83.06
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           --             9
--------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
--------------------------------------------------------------------------------------------
  Unit value                                $  72.37    $  77.61    $   80.84      $  89.23
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           1            1             1
--------------------------------------------------------------------------------------------
 Multimanager Core Bond
--------------------------------------------------------------------------------------------
  Unit value                                $ 113.47    $ 114.42    $  117.67      $ 123.90
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              1           2            2             3
--------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007.



------------------------------------------------------------------------------------------------------------------
                                                             For the years ending December 31,
                                          ------------------------------------------------------------------------
                                             1999        2000        2001         2002        2003         2004
------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
------------------------------------------------------------------------------------------------------------------
  Unit value                                    --          --          --     $  79.33     $ 100.74     $ 111.95
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --          --           --           --           --
------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 85.66     $ 77.34     $ 77.17     $  74.22     $  90.15     $  97.08
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --          --           --            2            1
------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                    --          --          --     $  78.42     $ 104.39     $ 121.98
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --          --           --            1            1
------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                    --          --          --     $  76.77     $  97.48     $ 105.95
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --          --           --           --           --
------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                    --          --          --     $  68.17     $  88.25     $  93.28
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --          --           --           --           --
------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                    --          --          --     $  79.44     $ 103.20     $ 117.02
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --          --           --           --           --
------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                    --          --          --     $  62.27     $  86.54     $  95.83
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --          --           --            1           --
------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                    --          --          --     $  74.03     $ 103.15     $ 117.75
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --          --           --            1           --
------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                    --          --          --           --           --     $ 114.70
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --          --           --           --           --
------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                    --          --          --     $ 114.07     $ 155.30     $ 180.23
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --          --           --            2            1
------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
------------------------------------------------------------------------------------------------------------------
  Unit value                                    --          --          --     $  56.89     $  88.87     $  92.46
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --          --           --            1           --
------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
------------------------------------------------------------------------------------------------------------------
  Unit value                                    --          --          --           --           --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --          --           --           --           --
------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
------------------------------------------------------------------------------------------------------------------
  Unit value                                    --          --          --           --           --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --          --           --           --           --
------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
------------------------------------------------------------------------------------------------------------------
  Unit value                                    --          --          --           --           --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --          --           --           --           --
------------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
------------------------------------------------------------------------------------------------------------------
  Unit value                                    --          --          --           --           --           --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --          --          --           --           --           --
------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                             For the years ending December 31,
                                           -------------------------------------
                                              2005         2006         2007
--------------------------------------------------------------------------------
 Multimanager Health Care
--------------------------------------------------------------------------------
  Unit value                                $ 118.66     $ 123.63     $ 133.49
--------------------------------------------------------------------------------
  Number of units outstanding (000's)              2            3            3
--------------------------------------------------------------------------------
 Multimanager High Yield
--------------------------------------------------------------------------------
  Unit value                                $  99.16     $ 108.02     $ 110.41
--------------------------------------------------------------------------------
  Number of units outstanding (000's)              5            5            5
--------------------------------------------------------------------------------
 Multimanager International Equity
--------------------------------------------------------------------------------
  Unit value                                $ 139.55     $ 173.31     $ 193.09
--------------------------------------------------------------------------------
  Number of units outstanding (000's)              2            4            5
--------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
--------------------------------------------------------------------------------
  Unit value                                $ 112.07     $ 126.14     $ 131.25
--------------------------------------------------------------------------------
  Number of units outstanding (000's)              1           --            1
--------------------------------------------------------------------------------
 Multimanager Large Cap Growth
--------------------------------------------------------------------------------
  Unit value                                $  99.37     $  98.58     $ 108.68
--------------------------------------------------------------------------------
  Number of units outstanding (000's)              2            4            4
--------------------------------------------------------------------------------
 Multimanager Large Cap Value
--------------------------------------------------------------------------------
  Unit value                                $ 124.20     $ 146.87     $ 150.84
--------------------------------------------------------------------------------
  Number of units outstanding (000's)              2            2            3
--------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
--------------------------------------------------------------------------------
  Unit value                                $ 102.93     $ 111.81     $ 123.99
--------------------------------------------------------------------------------
  Number of units outstanding (000's)              3            3            4
--------------------------------------------------------------------------------
 Multimanager Mid Cap Value
--------------------------------------------------------------------------------
  Unit value                                $ 125.26     $ 142.42     $ 141.27
--------------------------------------------------------------------------------
  Number of units outstanding (000's)              2            2            3
--------------------------------------------------------------------------------
 Multimanager Small Cap Growth
--------------------------------------------------------------------------------
  Unit value                                $ 122.18     $ 133.44     $ 137.10
--------------------------------------------------------------------------------
  Number of units outstanding (000's)              1            1            3
--------------------------------------------------------------------------------
 Multimanager Small Cap Value
--------------------------------------------------------------------------------
  Unit value                                $ 186.98     $ 215.15     $ 192.22
--------------------------------------------------------------------------------
  Number of units outstanding (000's)              9           10           13
--------------------------------------------------------------------------------
 Multimanager Technology
--------------------------------------------------------------------------------
  Unit value                                $ 101.96     $ 108.42     $ 127.01
--------------------------------------------------------------------------------
  Number of units outstanding (000's)              6            6            6
--------------------------------------------------------------------------------
 Target 2015 Allocation
--------------------------------------------------------------------------------
  Unit value                                      --     $ 108.47     $ 115.27
--------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --            1
--------------------------------------------------------------------------------
 Target 2025 Allocation
--------------------------------------------------------------------------------
  Unit value                                      --     $ 109.42     $ 116.42
--------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --
--------------------------------------------------------------------------------
 Target 2035 Allocation
--------------------------------------------------------------------------------
  Unit value                                      --     $ 110.31     $ 117.39
--------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --            1
--------------------------------------------------------------------------------
 Target 2045 Allocation
--------------------------------------------------------------------------------
  Unit value                                      --     $ 111.10     $ 118.69
--------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           --           --
--------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007.



----------------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                         -------------------------------------------------------------------------
                                                            2002        2003         2004        2005         2006         2007
----------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   --     $ 109.32     $ 121.36    $ 130.23     $ 152.46     $ 160.73
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          --           --           --          --           --           --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   --     $ 102.32     $ 107.72    $ 109.58     $ 115.75     $ 121.61
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          --           --           --          --           --           --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   --     $ 104.31     $ 111.61    $ 114.43     $ 123.58     $ 129.44
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          --           --           --          --           --           --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 89.58     $ 105.98     $ 114.42    $ 119.07     $ 130.44     $ 137.65
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          --           --           --           2            4            9
----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   --     $ 108.13     $ 119.93    $ 127.03     $ 144.44     $ 152.59
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          --           --           --           1            1            1
----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 55.52     $  82.44     $  93.43    $  96.76     $ 106.36     $ 109.29
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          --           --           --          --           --           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $125.51     $ 127.30     $ 128.86    $ 129.55     $ 132.66     $ 140.76
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          --           --           --          --           --           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 65.79     $  88.31     $ 103.63    $ 118.64     $ 145.53     $ 161.45
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          --           --           --          --           --           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 48.79     $  59.68     $  64.24    $  73.31     $  72.40     $  81.95
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          --           --           --          --           --           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $125.91     $ 129.46     $ 133.37    $ 147.47     $ 152.43     $ 158.62
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          --           --           --          --           --           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 88.17     $ 123.38     $ 139.65    $ 154.63     $ 167.38     $ 193.94
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          --           --           --          --           --           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 82.19     $ 105.07     $ 118.36    $ 123.92     $ 149.38     $ 141.58
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          --            1            1           5            9           13
----------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   --     $  99.56     $ 102.19    $ 108.82     $ 109.35     $ 111.87
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          --           --           --           1           --           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $112.46     $ 145.51     $ 160.86    $ 164.45     $ 197.45     $ 198.37
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          --           --           --          --           --           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 77.18     $  98.13     $ 118.54    $ 130.47     $ 162.83     $ 178.16
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          --           --           --           2            6           10
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   --           --     $ 107.13    $ 112.92     $ 130.03     $ 133.89
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          --           --           --          --           --           --
----------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007.



-------------------------------------------------------------------------------------------------------------------
                                                              For the years ending December 31,
                                            -----------------------------------------------------------------------
                                               2002        2003        2004         2005        2006        2007
-------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-------------------------------------------------------------------------------------------------------------------
  Unit value                                 $ 64.32    $  81.73    $  84.06     $  90.77    $  94.85    $  105.61
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --          --           --           1            1
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                 $ 55.04    $  67.75    $  71.00     $  74.10    $  79.03    $   82.77
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --          --           --          --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-------------------------------------------------------------------------------------------------------------------
  Unit value                                 $ 81.93    $ 106.98    $ 117.81     $ 124.08    $ 138.06    $  139.36
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --           1          --            1           1            1
-------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                      --          --          --     $ 104.42    $ 111.95    $  114.28
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --          --           --          --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
-------------------------------------------------------------------------------------------------------------------
  Unit value                                      --          --          --           --          --        97.33
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --          --           --          --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------------
  Unit value                                 $ 63.97    $  81.20    $  88.88     $  92.14    $ 105.31    $  109.75
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           1            4           7           12
-------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                      --          --          --     $  97.65    $ 100.28    $  108.84
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --          --           --          --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------------------
  Unit value                                 $ 58.23    $  79.92    $  84.94     $  87.69    $  92.19    $  101.91
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --          --           --          --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------------
  Unit value                                 $ 69.75    $  99.46    $ 114.60     $ 121.04    $ 134.05    $  143.79
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           1            2           5            8
-------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
-------------------------------------------------------------------------------------------------------------------
  Unit value                                      --          --          --           --    $ 104.50    $  105.90
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --          --           --          --            5
-------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                      --          --          --           --    $ 108.44        98.38
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --          --           --          --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
-------------------------------------------------------------------------------------------------------------------
  Unit value                                      --          --          --           --          --        95.55
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --          --           --          --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------
  Unit value                                      --          --          --     $ 105.50    $ 117.55    $  120.71
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --          --           --          --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                      --          --    $ 113.39     $ 117.46    $ 138.61    $  150.43
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --          --           --          --            2
-------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
-------------------------------------------------------------------------------------------------------------------
  Unit value                                 $ 69.13    $  91.05    $ 102.71     $ 119.46    $ 141.46    $  161.85
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --          --            1          --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                      --          --          --     $ 115.49    $ 144.09    $  166.26
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --          --           --          --           --
-------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007.



------------------------------------------------------------------------------------------------------------------
                                                              For the years ending December 31,
                                          ------------------------------------------------------------------------
                                             2002         2003         2004         2005         2006       2007
------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 107.78     $ 110.63     $ 114.36     $ 116.07     $ 119.94   $ 122.80
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --            1            2          3
------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------
  Unit value                               $  78.73     $  99.14     $ 109.16     $ 112.65     $ 134.65   $ 132.08
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --           --         --
------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------
  Unit value                               $  67.58     $  81.90     $  90.60     $  96.43     $ 108.15   $ 111.57
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --           --         --
------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------
  Unit value                               $  64.15     $  82.37     $  92.12     $  99.73     $ 106.74   $ 122.55
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --            4           --            4            4          3
------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --           --     $ 106.57     $ 113.05   $ 105.61
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --           --         --
------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --           --     $ 100.42     $ 101.54   $ 108.28
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --           --         --
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --           --     $ 106.44     $ 123.89   $ 127.29
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --           --         --
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --           --     $ 106.07     $ 118.70   $ 130.45
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --           --         --
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --           --     $ 111.96     $ 125.00   $ 124.84
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --           --         --
------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------
  Unit value                               $  93.15     $ 121.29     $ 133.10     $ 146.32     $ 158.85   $ 179.88
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --           --          3
------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------
  Unit value                               $  76.93     $ 101.80     $ 119.13     $ 131.69     $ 147.09   $ 143.72
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --            1            1          1
------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 110.53     $ 110.38     $ 110.46     $ 112.56     $ 116.79   $ 121.44
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --           --         --
------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --     $ 104.81     $ 109.70     $ 117.59   $ 141.07
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --           --         --
------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --           --           --     $ 107.32   $ 108.32
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --           --          2
------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --           --           --     $ 111.10   $ 116.68
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --           --         --
------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --           --           --           --   $  95.57
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --           --         --
------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007.



------------------------------------------------------------------------------------------------------------------
                                                              For the years ending December 31,
                                         -------------------------------------------------------------------------
                                            2002        2003         2004         2005        2006         2007
------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --          --     $ 111.21     $ 108.48
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --           --
------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --    $  99.78     $ 105.91     $ 110.10
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --    $ 100.23     $ 103.47     $ 108.20
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --            1
------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 82.10     $ 118.92     $ 138.95    $ 143.86     $ 168.15     $ 163.91
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --           2            4            7
------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --     $ 111.38    $ 115.01     $ 109.62     $ 116.72
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --            5
------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --          --     $ 107.79     $ 109.27
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --            1
------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --     $ 109.39    $ 118.41     $ 134.22     $ 134.84
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --    $ 104.74     $ 120.55     $ 116.70
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 88.09     $ 136.39     $ 167.50    $ 220.86     $ 300.59     $ 423.88
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --            3           --          --           --            6
------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --    $ 124.27     $ 134.83     $ 163.89
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --          --           --     $  83.14
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --            2
------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 50.77     $  69.33     $  77.17    $  83.12     $  86.97     $  96.44
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          13           15            8
------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                              $107.42     $ 110.66     $ 114.16    $ 115.34     $ 118.85     $ 125.41
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --           --
------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 79.50     $ 101.15     $ 112.62    $ 119.62     $ 124.88     $ 135.12
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --           --
------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 86.67     $ 105.47     $ 113.82    $ 116.48     $ 127.15     $ 130.22
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --           --
------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 78.58     $ 104.82     $ 122.72    $ 140.68     $ 175.06     $ 195.44
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --            1            1
------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007.



------------------------------------------------------------------------------------------------------------------
                                                            For the years ending December 31,
                                         -------------------------------------------------------------------------
                                            2002        2003        2004         2005         2006         2007
------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 76.92    $  97.88     $ 106.59     $ 112.97     $ 127.42     $ 132.85
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --            1           --           --
------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 68.31    $  88.60     $  93.85     $ 100.17     $  99.58     $ 110.00
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --
------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 79.60    $ 103.61     $ 117.73     $ 125.20     $ 148.35     $ 152.67
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --
------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 62.40    $  86.89     $  96.41     $ 103.76     $ 112.94     $ 125.50
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --
------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 74.18    $ 103.57     $ 118.46     $ 126.28     $ 143.86     $ 142.98
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --
------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                   --          --     $ 114.75     $ 122.48     $ 134.04     $ 138.00
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --
------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                              $114.85    $ 156.67     $ 182.19     $ 189.39     $ 218.37     $ 195.49
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --
------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 57.00    $  89.23     $  93.02     $ 102.78     $ 109.51     $ 128.56
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --            8           10            8
------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
------------------------------------------------------------------------------------------------------------------
  Unit value                                   --          --           --           --     $ 108.53     $ 115.58
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --
------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
------------------------------------------------------------------------------------------------------------------
  Unit value                                   --          --           --           --     $ 109.49     $ 116.73
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --
------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
------------------------------------------------------------------------------------------------------------------
  Unit value                                   --          --           --           --     $ 110.38     $ 117.70
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --
------------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
------------------------------------------------------------------------------------------------------------------
  Unit value                                   --          --           --           --     $ 111.17     $ 119.00
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --
------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007.



------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the years ending December 31,
                                                          --------------------------------------------------------------------------
                                                             2002        2003         2004         2005         2006         2007
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --     $ 109.38     $ 121.67     $ 130.82     $ 153.46     $ 162.11
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --     $ 102.37     $ 108.00     $ 110.08     $ 116.51     $ 122.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --     $ 104.36     $ 111.89     $ 114.94     $ 124.39     $ 130.56
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 82.10     $  97.33     $ 105.29     $ 109.79     $ 120.52     $ 127.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --     $ 108.19     $ 120.23     $ 127.61     $ 145.39     $ 153.90
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 52.86     $  78.66     $  89.31     $  92.69     $ 102.09     $ 105.11
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $120.24     $ 122.19     $ 123.94     $ 124.85     $ 128.11     $ 136.21
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 62.95     $  84.67     $  99.56     $ 114.22     $ 140.38     $ 156.05
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --           --           --           --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 44.22     $  54.21     $  58.46     $  66.85     $  66.16     $  75.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $120.40     $ 124.04     $ 128.05     $ 129.96     $ 134.25     $ 139.64
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 52.55     $  73.69     $  83.58     $  92.73     $ 100.58     $ 116.77
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 89.18     $ 114.24     $ 128.95     $ 135.28     $ 163.40     $ 155.18
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --           --           --           --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --     $  99.67     $ 102.77     $ 109.94     $ 110.97     $ 114.05
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 88.81     $ 115.93     $ 127.54     $ 130.65     $ 157.18     $ 158.23
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 62.51     $  79.64     $  96.39     $ 106.30     $ 132.94     $ 145.75
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    --           --     $ 107.17     $ 113.20     $ 130.62     $ 134.77
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           --           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007.



-------------------------------------------------------------------------------------------------------------------
                                                              For the years ending December 31,
                                            -----------------------------------------------------------------------
                                               2002       2003         2004        2005        2006         2007
-------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-------------------------------------------------------------------------------------------------------------------
  Unit value                                 $ 57.22    $  72.85     $  75.08    $  81.24    $  85.06     $  94.90
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           --          --          --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                 $ 47.88    $  59.05     $  62.01    $  64.85    $  69.30     $  72.73
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           --          --          --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-------------------------------------------------------------------------------------------------------------------
  Unit value                                 $ 73.83    $  96.60     $ 106.60    $ 112.49    $ 125.42     $ 126.86
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           --          --          --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                      --          --           --    $ 104.56    $ 112.32     $ 114.90
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           --          --          --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
-------------------------------------------------------------------------------------------------------------------
  Unit value                                      --          --           --          --          --     $  97.46
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           --          --          --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------------
  Unit value                                 $ 62.27    $  79.19     $  86.86    $  90.23    $ 103.33     $ 107.91
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           --          --          --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                      --          --           --    $  97.69    $ 100.53     $ 109.34
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           --          --          --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------------------
  Unit value                                 $ 56.66    $  77.91     $  82.98    $  85.83    $  90.42     $ 100.16
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           --          --          --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------------
  Unit value                                 $ 71.73    $ 102.49     $ 118.33    $ 125.23    $ 138.97     $ 149.37
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           --          --          --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
-------------------------------------------------------------------------------------------------------------------
  Unit value                                      --          --           --          --    $ 104.56     $ 106.18
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           --          --          --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                      --          --           --          --    $ 108.50     $  98.64
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           --          --          --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
-------------------------------------------------------------------------------------------------------------------
  Unit value                                      --          --           --          --          --     $  95.67
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           --          --          --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------
  Unit value                                      --          --           --    $ 105.64    $ 117.94     $ 121.36
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           --          --          --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                      --          --     $ 113.44    $ 117.75    $ 139.30     $ 151.41
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           --          --          --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
-------------------------------------------------------------------------------------------------------------------
  Unit value                                 $ 61.65    $  81.36     $  91.97    $ 107.18    $ 127.17     $ 145.80
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           --          --          --           --
-------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                      --          --           --    $ 115.64    $ 144.57     $ 167.16
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --          --           --          --          --           --
-------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007.



---------------------------------------------------------------------------------------------------------------------
                                                               For the years ending December 31,
                                          ---------------------------------------------------------------------------
                                             2002         2003         2004         2005         2006         2007
---------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
---------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 108.01     $ 111.09     $ 115.07     $ 117.03     $ 121.18     $ 124.31
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
---------------------------------------------------------------------------------------------------------------------
  Unit value                               $  78.07     $  98.51     $ 108.69     $ 112.39     $ 134.61     $ 132.31
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
---------------------------------------------------------------------------------------------------------------------
  Unit value                               $  64.03     $  77.76     $  86.19     $  91.93     $ 103.30     $ 106.78
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
---------------------------------------------------------------------------------------------------------------------
  Unit value                               $  35.99     $  46.31     $  51.89     $  56.29     $  60.37     $  69.45
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
---------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --           --     $ 106.62     $ 113.34     $ 106.08
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
---------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --           --     $ 100.56     $ 101.88     $ 108.86
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
---------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --           --     $ 105.59     $ 124.31     $ 127.98
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
---------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --           --     $ 106.21     $ 119.10     $ 131.15
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
---------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --           --     $ 112.11     $ 125.42     $ 125.51
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
---------------------------------------------------------------------------------------------------------------------
  Unit value                               $  93.38     $ 121.84     $ 133.98     $ 147.58     $ 160.53     $ 182.16
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --           --            1
---------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
---------------------------------------------------------------------------------------------------------------------
  Unit value                               $  95.25     $ 126.30     $ 148.09     $ 164.04     $ 183.59     $ 179.75
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
---------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 105.22     $ 105.29     $ 105.58     $ 107.81     $ 112.08     $ 116.77
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
---------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --     $ 104.85     $ 109.97     $ 118.12     $ 141.99
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
---------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --           --           --     $ 107.38     $ 108.61
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
---------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --           --           --     $ 111.23     $ 116.99
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
---------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --           --           --           --     $  95.69
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007.



------------------------------------------------------------------------------------------------------------------
                                                             For the years ending December 31,
                                         -------------------------------------------------------------------------
                                            2002        2003         2004         2005        2006         2007
------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --          --     $ 111.28     $ 108.77
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --           --
------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --    $  99.91     $  99.80     $ 110.69
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --    $ 100.36     $ 103.81     $ 108.78
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 82.28     $ 119.41     $ 139.82    $ 145.04     $ 169.88     $ 165.93
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --           --
------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --     $ 111.43    $ 115.29     $ 110.11     $ 117.48
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --          --     $ 107.86     $ 109.56
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --           --
------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --     $ 109.44    $ 118.70     $ 134.82     $ 135.71
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --    $ 104.88     $ 120.95     $ 117.33
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 70.62     $ 109.56     $ 134.82    $ 178.13     $ 242.92     $ 343.25
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --    $ 124.44     $ 135.28     $ 164.77
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --           --
------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------
  Unit value                                   --           --           --          --           --     $  83.23
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --           --
------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 46.48     $  63.60     $  70.93    $  76.37     $  79.87     $  88.52
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --           --
------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                              $107.64     $ 111.11     $ 114.85    $ 116.28     $ 120.06     $ 126.94
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --           --
------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 79.66     $ 101.56     $ 113.31    $ 120.59     $ 126.14     $ 136.76
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --           --
------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 91.03     $ 111.01     $ 120.03    $ 123.08     $ 134.63     $ 138.16
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --           --
------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 78.74     $ 105.24     $ 123.46    $ 141.82     $ 176.83     $ 197.82
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          --           --           --
------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2007.



------------------------------------------------------------------------------------------------------------------
                                                            For the years ending December 31,
                                         -------------------------------------------------------------------------
                                            2002        2003        2004         2005         2006         2007
------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 77.08    $  98.27     $ 107.24     $ 113.89     $ 128.70     $ 134.47
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --
------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 68.45    $  88.96     $  94.42     $ 100.98     $ 100.59     $ 111.34
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --
------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 79.76    $ 104.03     $ 118.45     $ 126.22     $ 149.85     $ 154.53
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --
------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 62.53    $  87.24     $  96.99     $ 104.60     $ 114.09     $ 127.03
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --
------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 74.33    $ 103.99     $ 119.18     $ 127.30     $ 145.32     $ 144.72
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --
------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                   --          --     $ 114.80     $ 122.78     $ 134.64     $ 138.89
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --
------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                              $108.77    $ 148.68     $ 173.24     $ 180.45     $ 208.48     $ 187.01
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --
------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 57.12    $  89.59     $  93.59     $ 103.61     $ 110.62     $ 130.12
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --
------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
------------------------------------------------------------------------------------------------------------------
  Unit value                                   --          --           --           --     $ 108.60     $ 115.88
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --
------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
------------------------------------------------------------------------------------------------------------------
  Unit value                                   --          --           --           --     $ 109.56     $ 117.04
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --
------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
------------------------------------------------------------------------------------------------------------------
  Unit value                                   --          --           --           --     $ 110.45     $ 118.01
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --
------------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
------------------------------------------------------------------------------------------------------------------
  Unit value                                   --          --           --           --     $ 111.24     $ 119.32
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          --           --           --           --           --
------------------------------------------------------------------------------------------------------------------

Appendix II: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

STATES WHERE CERTAIN EQUI-VEST(SM) VANTAGE(SM) FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR HAVE CERTAIN VARIATIONS TO FEATURES AND/OR BENEFITS:


-----------------------------------------------------------------------------------------------------------------------
                                                Contract type/Series/
State    Features and benefits                  Effective Date                         Availability or variation
-----------------------------------------------------------------------------------------------------------------------
Texas    See "Separate Account charge" for      EQUI-VEST(SM) TSA Vantage(SM)          Total Separate Account A
         EQUI-VEST(SM) Vantage(SM) in this      certificates issued on or after        annual expenses and the annual
         EQUI-VEST(SM) Vantage(SM)              August 1, 2002                         expenses of the Trusts when
         supplement.                                                                   added together are not
                                                For TSA Vantage certificates issued    permitted to exceed 2.75%
                                                to employees of public school          (except for the Multimanager
                                                districts and open enrollment          Aggressive Equity, AXA
                                                charter schools (grades K-12) who      Moderate Allocation,
                                                are participants in the TSA plan,      EQ/AllianceBernstein Common
                                                the providers of which are subject     Stock and EQ/Money Market
                                                to the 403(b) Certification Rules of   options which are not
                                                the Teacher Retirement System of       permitted to exceed 1.75%)
                                                the State of Texas, and who enroll     unless the Teacher Retirement
                                                and contribute to the TSA contracts    System of Texas permits a
                                                through a salary reduction             higher rate.
                                                agreement
         See "Withdrawal Charge for                                                    Currently this expense
         EQUI-VEST(SM) Vantage(SM)" contract                                           limitation has the effect of
         in section 14 of this supplement                                              reducing the total expenses
                                                                                       applicable to options funded
                                                                                       by the Multimanager Health
                                                                                       Care, Multimanager
                                                                                       International Equity,
                                                                                       Multimanager Mid Cap Growth,
                                                                                       Multimanager Mid Cap Value,
                                                                                       Multimanager Technology,
                                                                                       EQ/Van Kampen Emerging Markets
                                                                                       Equity, and EQ/GAMCO Mergers
                                                                                       and Acquisitions portfolios.

                                                                                       The withdrawal charge equals
                                                                                       up to 6.00% of the amount
                                                                                       withdrawn from your account
                                                                                       value (or of the defaulted
                                                                                       loan amount, if applicable) in
                                                                                       the first five contract or
                                                                                       participation years, as
                                                                                       applicable.

                                                                                       Participant/
                                                                                       contract year      Charge
                                                                                            1             6.00%
                                                                                            2             5.75%
                                                                                            3             5.50%
                                                                                            4             5.25%
                                                                                            5             5.00%
                                                                                       6 and later        0.00%

         Unavailability of investment option                                           EQ/AXA Rosenberg Value
                                                                                       Long/Short Equity investment
                                                                                       option is closed for all new
                                                                                       contributions and incoming
                                                                                       transfers.

         EQUI-VEST(SM) Vantage(SM) enhanced                                            Not available.
         death benefit

         See the SAI for condensed financial
         Information.
-----------------------------------------------------------------------------------------------------------------------



     EQUI-VEST(SM) is issued by and is a service mark of AXA Equitable Life
                       Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                   Avenue of the Americas, New York, NY 10104.

    Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.

                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 5, 2008 TO THE CURRENT PROSPECTUSES FOR:

At Retirement(SM) Variable Annuity                    EQUI-VEST(R) Express
EQUI-VEST(R)                                          EQUI-VEST(R) Strategies
EQUI-VEST(R) At Retirement(SM)                        Momentum(SM)
EQUI-VEST(R) Employer Sponsored Retirement Programs   Momentum Plus(SM)


--------------------------------------------------------------------------------


This Supplement modifies certain information in the above-referenced prospectuses, supplements to prospectuses and statements of additional information, (together the "Prospectuses"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

                                ----------------

In the Prospectuses for the above-listed contracts, all instances of EQUI-VEST(SM) are replaced with EQUI-VEST(R).




















   EQUI-VEST(R) is a registered service mark of AXA Equitable Life Insurance
                           Company (AXA Equitable).
  At Retirement(SM), Momentum(SM) and Momentum Plus(SM) are service marks of
     AXA Equitable. Distributed by its affiliates AXA Advisors, LLC and AXA
                              Distributors, LLC,
               1290 Avenue of the Americas, New York, NY 10104.
  Copyright 2008. AXA Equitable Life Insurance Company - All rights reserved.

                      AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234


NB                                                                      x02093

                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 24.   Financial Statements and Exhibits
           ----------------------------------

           (a)      Financial Statements included in Part B.


             1.  Separate Account A:
                 -------------------
                 - Report of Independent Registered Public Accounting Firm -
                   PricewaterhouseCoopers LLP
                 - Statements of Assets and Liabilities for the Year Ended
                   December 31, 2007;
                 - Statements of Operations for the Year Ended December 31,
                   2007;
                 - Statements of Changes in Net Assets for the Years Ended
                   December 31, 2007 and 2006; and
                 - Notes to Financial Statements;

            2.   AXA Equitable Life Insurance Company:
                 -------------------------------------
                 - Report of Independent Registered Public Accounting Firm -
                   PricewaterhouseCoopers LLP;
                 - Consolidated Balance Sheets as of December 31, 2007 and 2006;
                 - Consolidated Statements of Earnings for Years Ended
                   December 31, 2007, 2006 and 2005;
                 - Consolidated Statements of Equity for Years Ended
                   December 31, 2007, 2006 and 2005;
                 - Consolidated Statements of Cash Flows for Years Ended
                   December 31, 2007, 2006 and 2005; and
                 - Notes to Consolidated Financial Statements.

            3.   AllianceBernstein L.P.:
                 -----------------------
                 - Report of Independent Registered Public Accounting Firm -
                   KPMG LLP
                 - Consolidated Statements of Income for the Year Ended
                   December 31, 2005;
                 - Consolidated Statements of Changes in Partners' Capital and
                   Comprehensive Income for the Year Ended December 31, 2005;
                 - Consolidated Statements of Cash Flows for the Year Ended
                   December 31, 2005; and
                 - Notes to Consolidated Financial Statements.

            4.   AllianceBernstein Holding L.P.:
                 -------------------------------
                 - Report of Independent Registered Public Accounting Firm -
                   KPMG LLP
                 - Statements of Income for the Year Ended December 31, 2005;
                 - Statements of Changes in Partners' Capital and Comprehensive
                   Income for the Year Ended December 31, 2005;
                 - Statements of Cash Flows for the Year Ended December 31,
                   2005; and
                 - Notes to Financial Statements.


           (b)   Exhibits.

           The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:


            1.   (a)      Resolutions of the Board of Directors of The Equitable
                          Life Assurance Society of the United States
                          ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration
                          Statement No. 2-30070 on October 27, 1987, refiled electronically on July 10, 1998.

                 (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

            2.   Not applicable.

            3.   (a)      Sales Agreement among Equitable, Separate Account A
                          and Equitable Variable Life Insurance Company, as principal underwriter for the Hudson River Trust, previously filed with this Registration Statement
                          No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.


                 (b) Sales Agreement, dated as of July 22, 1992, among Equitable, Separate Account A and Equitable Variable Life Insurance Company, as principal underwriter for the Hudson River Trust, previously filed with this Registration Statement No. 2-30070 on April 26, 1993, refiled electronically on July 10, 1998.

                 (c) Distribution and Servicing Agreement among Equico Securities, Inc. (now AXA Advisors LLC), Equitable and Equitable Variable Life Insurance Company, dated as of May 1, 1994, previously filed with this Registration Statement No. 2-30070 on February 14, 1995, refiled electronically on July 10, 1998.

                 (d) Distribution Agreement dated as of January 1, 1995 by and between The Hudson River Trust and Equico Securities, Inc. (now AXA Advisors LLC), previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (e) Sales Agreement, dated as of January 1, 1995, by and among Equico Securities, Inc. (now AXA Advisors LLC), Equitable, Separate Account A, Separate Account No. 301 and Separate Account No. 51, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (f) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement File No. 2-30070 on April 25, 2001.

                 (g) Distribution Agreement for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement File No. 2-30070 on
                          April 25, 2001.

                 (h) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                 (i) First Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                 (j) Second Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                 (k) (i) Form of Distribution Agreement dated as of January 1, 1998 among The Equitable Life Assurance Society of the United States (now AXA Equitable Life Insurance Company) for itself and as depositor on behalf of certain Separate Accounts, and Equitable Distributors, Inc. (now AXA Distributors, LLC), incorporated herein by reference to Exhibit 3(b) to the Registration Statement on Form N-4 (File No. 333-05593), filed on May 1, 1998.

                 (k) (ii) Form of First Amendment (dated January 1, 2001) to
                          Distribution Agreement dated January 1, 1998, previously filed with this Registration Statement No. 2-30070 on December 30, 2004.

                 (l) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

                 (m) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

                 (n) Third Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                 (o) Fourth Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                 (p) Fifth Amendment, dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2007.

            4.   (a)      Form of Group Annuity Contract No. 11929 CI,
                          amendments and endorsements thereto; Application for Group Annuity Contract; Form of Certificate No.
                          119331; Form of Group Annuity Contract 11930 CT, endorsements and amendments thereto; Form of Certificate No. 11934 T; Form of Group Annuity
                          Contract No. 11931 CH, endorsements and amendments thereto; Form of Certificate No. 11935 CH; Form of
                          Group Annuity Contract No. 11932 CP, endorsements and amendments thereto, Form of Certificate No. 11935P;
                          Form of Group Annuity Contract No. 11938 C-C, amendments and endorsements thereto; Form of Certificate No. 11938C; Form of Group Annuity Contract
                          No. 11937C NQ, endorsements and amendments thereto;
                          Form of Certificate No. 11937 NQ and amendment thereto; and, Form of Certificate No. 11939C NQ-I;
                          previously filed with this Registration Statement No.
                          2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (b) Additional amendments to Group Annuity Contracts and Certificates listed in Exhibit 4(a) above, previously filed with this Registration Statement File No. 2-30070 on March 2, 1990, refiled electronically on July 10, 1998.

                 (c) Unit Investment Trust Endorsement, previously filed with this Registration Statement File No. 2-30070 on December 21, 1987, refiled electronically on July 10, 1998.

                 (d) Form of Individual Annuity Contracts No. 92CTRA, No. 92CTRB, No. 92 EDCB, 92HR1A, 92HR1B, 92IRAA, 92IRAB, 92NQCA, 92NQCB, 92PEDB, 92QPIA, 92SEPA, 92SEPB, 92TSAA, 92TSAB, 92TSUA, 92TSUB, 92UTRA, and forms of Application No. 180-1000 used with individual qualified variable annuity contracts and No. 180-1001 used with individual non-qualifed variable annuity contracts, previously filed with this Registration Statement File No. 2-30070 on May 27, 1992, refiled electronically on July 10, 1998.

                 (e) Form of Group Annuity Contract No. AC0000, Form of Certificate No. 11993AC; Endorsements applicable to IRA and SEP Certificates, previously filed with this Registration Statement File No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (f) Form of Group Annuity Contract No. 1050-94IC, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (g) Forms of Group Annuity Certificate Nos. 94ICA and 94ICB, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (h) Form of Group Annuity Contract No. 2001-TSAGAC, Form of Certificate No. 123456789, previously filed on December 20, 2001.

                 (i) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (j) Forms of data pages to endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (k) Form of Supplementary Contract No. SC96MDSB, previously filed with this Registration Statement No. 2-30070 on April 26, 1996.

                 (l) Forms of Rider Nos. PF10933-IA for use with Contract No. 11936-P (see Exhibit No. 4.(a), 98EDCB-IA (and form No. Pending) (for use with Contract No. 92EDCB (see Exhibit No. 4.(d)), in connection with IOWA EDC, previously filed with this Registration Statement File No. 2-30070 on January 1, 1999.

                 (m) Form of Data Pages for TSA Advantage Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (n) Form of Endorsement applicable to TSA Advantage Certificates, plus Table of Guaranteed Annuity Payments Rider, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (o) Form of Data Pages for Standard Roth IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (p) Form of Endorsement for Standard Roth IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (q) Form of Data Pages for Roth Advantage Certificates previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (r) Form of Endorsement for Roth Advantage Certificates previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (s) Form of Endorsement (No. 98ENIRAI) Applicable to IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on April 30, 1999.

                 (t) Form of Beneficiary Continuation Option Endorsement (Form No. 2000 ENIRA-BCO) to be used with certain certificates previously filed with this Registration Statement, File No. 2-30070 on April 26, 2000.

                 (u) Form of Endorsement (No. 2000 ENMVA) applicable to Market Value Adjustment Terms previously filed with this Registration Statement File No. 2-30070 on April 25, 2001.

                 (v) Form of Amendment (No. 2001 BCOTSAI) applicable to Contract No. 11930T previously filed with this Registration Statement File No. 2-30070 on
                          April 25, 2001.

                 (w) Form of Amendment (No. 2001 BCOTSA6) to Certificate 941CA/B previously filed with this Registration Statement File No. 2-30070 on April 25, 2001.

                 (x) Form of Amendment to Equivest Series 200 Contract previously filed with this Registration Statement File No. 2-30070 on April 25, 2001.

                 (y) Forms of Group Annuity Contract (No. 2001-TSA GAC-TXTRS), Certificate No. 2001 TSACERTB-TXTRS and Data pages previously filed with this Registration Statement, File No. 2-30070 on July 11, 2002.

                 (z) Forms of Endorsement and Data Pages for Series 200 contracts in connection with Texas Teacher Retirement System previously filed with this Registration Statement No. 2-30070 on July 11, 2002.

                 (a)(a) Form of Endorsement for series 200 EDC plans, No. 2002EDC(10/02), previously filed with this Registration Statement, File No. 2-30070 on Form N-4, filed on April 17, 2003.

                 (b)(b) Form of Endorsement for series 100 EDC plans, No. 2002EDC-100, previously filed with this
                          Registration Statement, File No. 2-30070 on Form N-4, filed on April 17, 2003.

                 (c)(c) Form of Group Annuity Contract for series 200 EDCA contracts, No. 2002EDCA, previously filed with this Registration Statement, File No. 2-30070 on Form N-4, filed on April 17, 2003.

                 (d)(d) Form of Endorsement for Series 300 Contracts, No. 2003PRO-RATA, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                 (e)(e) Form of Endorsement for All Series Contracts, No. 2003GIARATE, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                 (f)(f) Form of Endorsement 2.5% minimum guaranteed annuity rate, No. 2004GAPIR, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                 (g)(g) Form of Endorsement applicable to EGTRRA-SEP, No. 2003ENSEP, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                 (h)(h) Form of Endorsement applicable to EGTRRA-SIMPLE IRA, No. 2003ENSIMI, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                 (i)(i) Form of Group Annuity Contract for NJ ACTS TSA No. 203-TSAGAC403(b), previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                 (j)(j) Form of Group Annuity Certificate for NJ ACTS TSA No. 2003NJ403(b), previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                 (k)(k) Form of Data pages for NJ ACTS TSA No. 2003NJ403(b), previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                 (l)(l) Form of Group Flexible Premium Deferred Variable Annuity Contract, No. 2004EDCGAC, previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

                 (m)(m) Form of Group Flexible Premium Deferred Variable Annuity Contract, No. 2004TSAGAC, previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

                 (n)(n) Form of Flexible Premium Deferred Variable Annuity Certificate No. 2004EDCCERT-A, previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

                 (o)(o) Form of Flexible Premium Deferred Variable Annuity Certificate No. 2004EDCCERT-B, previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

                 (p)(p) Form of Data Pages for EQUI-VEST Strategies, No. 2004EDCCERT-A/B, previously filed with this Registration Statement No. 2-30070 on
                          December 29, 2004.

                 (q)(q) Form of TSA 403(B) Group Annuity Contract Application for EQUI-VEST Strategies, No. 2004/403(B), previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

                 (r)(r) Form of EQUI-VEST Strategies 457(b) EDC Enrollment Form, No. 2004 EDC STRAT, previously filed with this Registration Statement No. 2-30070 on
                          December 29, 2004.

                 (s)(s) Form of EQUI-VEST Strategies 403(b) TSA Enrollment Form, No. 2004 TSA STRAT, previously filed with this Registration Statement No. 2-30070 on
                          December 29, 2004.

                 (t)(t) Form of Endorsement for Vantage ACTS re: Unallocated Account, No. 2005EN-NJACT, previously filed with this Registration Statement No. 2-30070 on April 22, 2005.


                 (u)(u) Form of Endorsement for EDC re: Amendment to Amount of Annuity Benefits section, No. 2004GAPIR, previously filed with this Registration Statement No. 2-30070 on April 22, 2005.

                 (v)(v)   Form of Endorsement Applicable to TSA Contracts,
                          No. 2004TSA, previously filed with this Registration Statement No. 2-30070 on April 22, 2005.

                 (w)(w) Form of Endorsement for 403(b) arrangement TSA Elective Deferral previously filed with this Registration Statement File No. 2-30070 on April 21, 2006.

                 (x)(x) 2006 Form of Conversion Endorsement to EQUI-VEST At Retirement incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2007.

            5.   (a)  Forms of Applications and Requests for Enrollment for
                      Equi-Vest Qualified and Non-Qualified Plans, previously filed with this Registration Statement, File No. 2-30070 on October 27, 1987, refiled electronically on July 10, 1998.

                 (b) Form of application used with the variable annuity contracts offered under EQUI-VEST PERSONAL RETIREMENT PROGRAMS, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (c) Form of Application for use with TSA Advantage Certificates, standard Roth IRA Certificates, and Roth Advantage IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on April 30, 1999.

            6.   (a)(i)   Copy of the Restated Charter of Equitable, as amended
                          January 1, 1997, previously filed with this Registration Statement on Form N-4 (File No. 2-30070) on April 28, 1997.

                 (a)(ii) Restated Charter of AXA Equitable, as amended December 6, 2004, incorporated herein by reference to Exhibit No. 3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

                 (b)(i) By-Laws of Equitable, as amended November 21, 1996, previously filed with this Registration Statement on Form N-4 (File No. 2-30070) on April 28, 1997.

                 (b)(ii) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.


            7. Form of Reinsurance Agreement between The Equitable Life Assurance Society of the United States and Reinsurance Company previously filed with this Registration Statement File No. 2-30070 on April 25, 2001.


            8.   (a)(i)   Form of Participation Agreement among EQ Advisors
                          Trust, Equitable, Equitable Distributors, Inc. and EQ
                          Financial Consultants, Inc. (now AXA Advisors, LLC), incorporated by reference to the EQ Advisors Trust
                          Registration Statement on Form N-1A (File Nos.
                          33-17217 and 811-07953), filed on August 28, 1997.

                 (a)(ii) Form of Participation Agreement among AXA Premier VIP Trust, Equitable Distributors, Inc., AXA Distributors, LLC., and AXA Advisors, LLC, previously filed with this Registration Statement File No. 2-30070 on December 5, 2001.

                 (a)(iii) Form of Participation Agreement among EQ Advisors
                          Trust, Equitable, AXA Distributors LLC and AXA Advisors, LLC, incorporated herein by reference to
                          Exhibit 23. (h)(4)(ix) to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A to the Registration Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217 and 811-07953), filed on
                          January 15, 2004.

                 (b) Form of Participation Agreement among The Equitable Life Assurance Society of the United States, The Universal Institutional Funds, Inc. and Morgan Stanley Investment Management Inc., incorporated herein by reference to Exhibit No. 1-A(9)(d) to Registration Statement on Form S-6, File No. 333-17641, filed on October 8, 2002.

                 (c) Form of Participation Agreement among BARR Rosenberg Variable Insurance Trust, BARR ROSENBERG FUNDS DISTRIBUTOR, INC., AXA ROSENBERG INVESTMENT MANAGEMENT LLC, and the Equitable Life Assurance Company of the United States, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on August 5, 2003.

             9.  (a)  Opinion and Consent of Herbert P. Shyer, Esq., Executive
                      Vice President and General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement No. 2-30070 on December 21, 1987, refiled electronically on July 10, 1998.

                 (b) Opinion and Consent of Jonathan E. Gaines, Esq., Vice President and Associate General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement No. 2-30070 on July 17, 1992, refiled electronically on July 10, 1998.

                 (c) Opinion and Consent of Jonathan E. Gaines, Esq., Vice President and Associate General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (d) Opinion and Consent of Dodie Kent, Esq. Vice-President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this registration statement, File No. 2-30070, on April 24, 2007.

                 (e) Opinion and Consent of Dodie Kent, Esq., Vice-President and Associate General Counsel of AXA Equitable as to the legality of the securities being registered is filed herewith.

            10.  (a)(i)   Consent of PricewaterhouseCoopers LLP.

                 (a)(ii)  Consent of KPMG LLP.

                 (b) Notice concerning regulatory relief, previously filed with this Registration Statement No. 2-30070 on May 27, 1992, refiled electronically on July 10, 1998.

                 (c) Powers of Attorney, incorporated herein by reference to Exhibit 10.(f) to Registration Statement File No. 333-05593 on Form N-4, filed on April 20, 2005.

                 (d) Powers of Attorney, previously filed with this registration statement, File No. 2-30070 , on Apri1 24, 2007.

                 (e)      Powers of Attorney are filed herewith.

            11.  Not applicable.

            12.  Not applicable.

Item 25: Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            -------------

DIRECTORS

Bruce W. Calvert                            Director
CALCAP LLC
231 Brushy Ridge Road
New Canaan, CT 06840

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                              Director
New York City Health
  and Hospitals Corporation
125 Worth Street, Suite 519
New York, NY 10013

Anthony J. Hamilton                         Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Avenue
Suite 401
Aspen, CO 81611

Joseph H. Moglia                            Director
TD Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                            Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                               Director
Princeton University
Corwin Hall
Princeton, NJ 08544

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            ---------

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834

OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*William J. McDermott                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President and
                                            Chief Financial Officer

*Barbara Goodstein                          Executive Vice President

*Andrew McMahon                             Executive Vice President

*Andrew Raftis                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Executive Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.


         Separate Account No. A of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.


         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

The AXA Organizational Charts 2007 are filed herewith.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
       AS OF: DECEMBER 31, 2007



                                                                                     State of        State of
                                                                        Type of     Incorp. or      Principal       Federal
                                                                       Subsidiary    Domicile       Operation      Tax ID #
                                                                       ----------   ----------      ---------      ---------
                                                                                    -------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                 DE              NY        13-3623351
-------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                       Operating        DE              CO        75-2961816
     --------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                     Operating        DE              NY        13-4194065
     --------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                       Operating        DE              NY        13-4194080
     --------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 &16)                              DE              NY        52-2197822
     --------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                  Insurance      Bermuda        Bermuda      14-1903564
        -----------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                                  DE              NY        13-4078005
        -----------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                               DE              NY        13-4071393
           --------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                               Operating        DE              NY        06-1555494
           --------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                              Operating        AL              AL        06-1562392
              -----------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC      Operating        DE              NY        13-4085852
              -----------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC       Operating        MA              MA        04-3491734
              -----------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                              Operating        NV              NV        13-3389068
              -----------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                         Operating       P.R.            P.R.       66-0577477
              -----------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.              Operating        TX              TX        75-2529724
         ----------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *            Insurance        NY              NY        13-5570651
        -----------------------------------------------------------------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                    Insurance        CO              CO        13-3198083
           --------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                              Investment       DE              NY        13-3385076
           --------------------------------------------------------------------------------------------------------------------
              Equitable Managed Assets, L.P.                           Investment       DE              NY        13-3385080
           --------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                  Investment       **                             -
           --------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                         HCO           NY              NY        22-2766036
           --------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
              -----------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                        HCO           DE              NY        13-2677213
           --------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                  Investment       DE              PA        23-2671508
        ------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                  Insurance        NY              NY        13-1632487
        -----------------------------------------------------------------------------------------------------------------------
              See Attached Listing C
              -----------------------------------------------------------------------------------------------------------------

                                                                                        Parent's
                                                                          Number of    Percent of
                                                                            Shares      Ownership           Comments
                                                                            Owned      or Control    (e.g., Basis of Control)
                                                                            -----      ----------    ------------------------

AXA Financial, Inc.  (Notes 1 & 2)   **
-----------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                         100.00%
     ------------------------------------------------------------------
     MONY Capital Management, Inc.                                                       100.00%
     ------------------------------------------------------------------
     MONY Asset Management, Inc.                                                         100.00%
     ------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 & 16)                      -       100.00%
     ------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                      250,000       100.00%
        ---------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                       1,000       100.00%
        ---------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                        -       100.00%
           ------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                         -       100.00%
           ------------------------------------------------------------
              AXA Network of Alabama, LLC                                        -       100.00%
              ---------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC                -       100.00%
              ---------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC                 -       100.00%
              ---------------------------------------------------------
              AXA Network of Nevada, Inc.                                                100.00%
              ---------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                                           100.00%
              ---------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                    1,050       100.00%
         --------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *              2,000,000       100.00%     NAIC # 62944
        ---------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                      1,000,000       100.00%     NAIC # 62880
           ------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                        -             -     G.P & L.P.
           ------------------------------------------------------------
              Equitable Managed Assets, L.P.                                     -             -     G.P.
           ------------------------------------------------------------
           Real Estate Partnership Equities (various)                            -             -     **
           ------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                                -       100.00%
           ------------------------------------------------------------
              See Attached Listing A
              ---------------------------------------------------------
           ACMC, Inc.     (Note 4)                                       5,000,000       100.00%
           ------------------------------------------------------------
           EVSA, Inc.                                                           50       100.00%
        ---------------------------------------------------------------
        MONY Life Insurance Company *                                                    100.00%
        ---------------------------------------------------------------
              See Attached Listing C
              ---------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------

      * Affiliated Insurer

     ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of AXA Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

    *** All subsidiaries are corporations, except as otherwise noted.

        1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

        2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
            Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
            Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
            Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.
            Effective November 30, 2007, the name of AXA Financial Services, LLC was changed to AXA Equitable Financial Services, LLC.

        3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

        4.  In October 1999, AllianceBernstein Holding L.P.
            ("AllianceBernstein Holding L.P.") reorganized by transferring its business and assets to AllianceBernstein L.P., a newly formed private partnership ("AllianceBernstein").

            As of December 31, 2007, AXF and its subsidiaries owned 63.18% of the issued and outstanding units of limited partnership interest in AllianceBernstein (the "AllianceBernstein Units"), as follows:

                   AXF held directly 40,861,854 AllianceBernstein Units
                   (15.54%),
                   AXA Equitable Life directly owned 8,384,240 AllianceBernstein Units (3.19%),
                   ACMC, Inc. owned 66,220,822 AllianceBernstein Units (25.18%), and
                   ECMC, LLC owned 40,880,637 AllianceBernstein Units (15.55%).

               On December 21, 2004, AXF contributed 4,389,192 (1.67%) AllianceBernstein Units to MONY Life and 1,225,000 (.47%) AllianceBernstein Units to MLOA.

               AllianceBernstein Corporation also owns a 1% general partnership interest in AllianceBernstein L.P.

               In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.27% each), representing assignments of beneficial ownership of limited partnership interests in AllianceBernstein Holding (the "AllianceBernstein Holding Units"). AllianceBernstein Corporation owns 100,000 units of general partnership interest (0.04%), in AllianceBernstein Holding L.P. AllianceBernstein Holding Units are publicly traded on the New York Stock exchange.

        5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

        6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

        7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

        8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

        9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.

        10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company. 11.Effective February 18, 2005, MONY Realty Capital, Inc. was sold.

        12. Effective May 26, 2005, Matrix Capital Markets Group was sold.

        12. Effective May 26, 2005, Matrix Private Equities was sold.

        13. Effective December 2, 2005, Advest Group was sold.

        14. Effective February 24, 2006, Alliance Capital Management Corporation changed its name to AllianceBernstein Corporation.

        15. Effective July 11, 2007, Frontier Trust Company, FSB was sold.

        16. Effective November 30, 2007, AXA Financial Services, LLC changed its name to AXA Equitable Financial Services, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------

Dissolved:     - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
               - 100 Federal Street Funding Corporation was dissolved August 31, 1998.
               - 100 Federal Street Realty Corporation was dissolved December 20, 2001.
               - CCMI Corp. was dissolved on October 7, 1999.
               - ELAS Realty, Inc. was dissolved January 29, 2002.
               - EML Associates, L.P. was dissolved March 27, 2001.
               - EQ Services, Inc. was dissolved May 11, 2001.
               - Equitable BJVS, Inc. was dissolved October 3, 1999.
               - Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999.
               - Equitable JV Holding Corp. was dissolved on June 1, 2002.
               - Equitable JVS II, Inc. was dissolved December 4, 1996
               - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was dissolved on December 31, 2000.
               - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
               - EREIM Managers Corporation was dissolved March 27, 2001.
               - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
               - EVLICO, Inc. was dissolved in 1999.
               - Franconom, Inc. was dissolved on December 4, 2000.
               - GP/EQ Southwest, Inc. was dissolved October 21, 1997
               - HVM Corp. was dissolved on Feb. 16, 1999.
               - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
               - Prime Property Funding, Inc. was dissolved in Feb. 1999.
               - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
               - Six-Pac G.P., Inc. was dissolved July 12,1999
               - Paramount Planners, LLC., a direct subsidiary of AXA Distribution Holding Corporation, was dissolved on December 5, 2003
               - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
               - ECLL Inc. was dissolved July 15, 2003
               - MONY Realty Partners, Inc. was dissolved February 2005.
               - Wil-Gro, Inc. was dissolved June, 2005.
               - Sagamore Financial LLC was dissolved August 31, 2006.
               - Equitable JVS was dissolved August, 2007.
               - Astor Times Square Corp. dissolved as of April 2007.
               - Astor/Broadway Acquisition Corp. dissolved as of August 2007.
               - PC Landmark, Inc. has been administratively dissolved.
               - EJSVS, Inc. has been administratively dissolved.
               - STCS, Inc. was dissolved on August 15, 2007.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------



                                                                                           State of      State of
                                                                              Type of     Incorp. or    Principal     Federal
                                                                             Subsidiary    Domicile     Operation    Tax ID #
                                                                             ----------    --------     ---------    ---------
AXA Financial, Inc.
---------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ----------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                        Operating        DE            NY      13-3049038
              ------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company*                          Operating        VT            VT      06-1166226
              ------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                             Operating        DE            NY      13-3266813
              ------------------------------------------------------------------------------------------------------------------
                 Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                      Investment       DE            NY      13-3544879
                 ---------------------------------------------------------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)           Operating        DE            NY      13-3633538
              ------------------------------------------------------------------------------------------------------------------
                 See Attached Listing B
                 ------------------------------------------------------------                                      -------------
              AXA Distributors, LLC                                          Operating        DE            NY      52-2233674
              ------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC          Operating        DE            AL      52-2255113
                 ---------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                      Operating        DE        CT, ME,NY   06-1579051
                 ---------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC     Operating        MA            MA      04-3567096
                 ---------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.            Operating        TX            TX      74-3006330
                 ---------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                   Operating        DE            NY      13-3813232
              ------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)  Operating        DE            NJ      22-3492811
              ------------------------------------------------------------------------------------------------------------------

                                                                                              Parent's
                                                                                  Number of  Percent of
                                                                                   Shares    Ownership         Comments
                                                                                    Owned    or Control  (e.g., Basis of Control)
                                                                                    -----    ----------  ------------------------
AXA Financial, Inc.
-------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     --------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -----------------------------------------------------------------------
           Equitable Holdings, LLC
           --------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                                 500     100.00%
              -----------------------------------------------------------------
              Equitable Casualty Insurance Company*                                 1,000     100.00%
              -----------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                        -     100.00%
              -----------------------------------------------------------------
                 Equitable Capital Private Income & Equity                                                ECMC is G.P.
                   Partnership II, L.P.                                                 -           -     ("Deal Flow Fund II")
                 --------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)                    100     100.00%
              -----------------------------------------------------------------
                 See Attached Listing B
                 --------------------------------------------------------------
              AXA Distributors, LLC                                                     -     100.00%
              -----------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC                     -     100.00%
                 --------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                                 -     100.00%
                 --------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC                -     100.00%
                 --------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                   1,000     100.00%
                 --------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                          1,000     100.00%
              -----------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)           100     100.00%
              -----------------------------------------------------------------

*  Affiliated Insurer

   Equitable Investment Corp merged into Equitable Holdings, LLC on November 30,
     1999.
   Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999. Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp.
   Effective January 1, 2002, Equitable Distributors, Inc. merged into AXA
     Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
LISTING B - ALLIANCEBERNSTEIN CORPORATION
-----------------------------------------


                                                                                              State of      State of
                                                                                 Type of     Incorp. or    Principal       Federal
                                                                                Subsidiary    Domicile     Operation      Tax ID #
                                                                                ----------    --------     ---------      --------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        ----------------------------------------------------------------------
            Equitable Holdings, LLC
           -------------------------------------------------------------------
              AllianceBernstein Corporation


              --------------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)           Operating        DE          NY        13-3434400
                 -----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)                  Operating        DE          NY        13-4064930
                 -----------------------------------------------------------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                         Operating
                    --------------------------------------------------------------------------------------------------------------
                    Cursitor Alliance LLC                                            HCO          DE          MA        22-3424339
                    --------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management LLC                                  HCO          DE          NY             -
                    --------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                           Operating        DE          NY        13-4132953
                       -----------------------------------------------------------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                        HCO          DE          NY        13-2778645
                    --------------------------------------------------------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                           Operating       India      India            -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                      Operating     Argentina   Argentina         -
                       -----------------------------------------------------------------------------------------------------------
                       ACM Software Services Ltd.                                Operating        DE          NY        13-3910857
                       -----------------------------------------------------------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                      HCO           DE          NY        13-3548918
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Japan Inc.                                 HCO           DE        Japan            -
                       -----------------------------------------------------------------------------------------------------------
                                AllianceBernstein Japan Ltd.                     Operating       Japan      Japan            -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Invest. Management Australia Limited    Operating     Australia   Australia         -
                       -----------------------------------------------------------------------------------------------------------
                                Far Eastern Alliance Asset Management            Operating      Taiwan      Taiwan           -
                                --------------------------------------------------------------------------------------------------
                       AllianceBernstein Global Derivatives Corp.                Operating        DE          NY        13-3626546
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investimentos (Brazil) Ltda.            Operating      Brazil      Brazil           -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Limited                                 Operating       U.K.        U.K.            -
                       -----------------------------------------------------------------------------------------------------------
                                ACM Bernstein GmbH                               Operating      Germany    Germany           -
                                --------------------------------------------------------------------------------------------------
                                AllianceBernstein Services Limited               Operating       U.K.        U.K.            -
                                --------------------------------------------------------------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                       Operating       Lux.        Lux.            -
                       -----------------------------------------------------------------------------------------------------------
                                AllianceBernstein (France) SAS                   Operating      France      France           -
                       -----------------------------------------------------------------------------------------------------------
                                ACMBernstein (Deutschland) GmbH                  Operating      Germany    Germany           -
                       -----------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                      HCO           DE       Singapore    13-3752293
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Australia Limited                       Operating     Australia   Australia         -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Canada, Inc.                            Operating      Canada      Canada      13-3630460
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein New Zealand Limited                     Operating    New Zealand  New Zealand       -
                       -----------------------------------------------------------------------------------------------------------

                                                                                  Number    Parent's
                                                                                    of      Percent of
                                                                                  Shares    Ownership           Comments
                                                                                  Owned     or Control   (e.g., Basis of Control)
                                                                                  -----     ----------   ------------------------
AXA Financial, Inc.
-----------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ------------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        ---------------------------------------------------------------------
            Equitable Holdings, LLC
           ------------------------------------------------------------------
              AllianceBernstein Corporation                                                             owns 1% GP interest in
                                                                                                        AllianceBernstein L.P. and
                                                                                                        and 100,000 GP units in
                                                                                                        AllianceBernstein Holding
                                                                                                        L.P.
              ---------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)
                 ------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)
                 ------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                                 100.00%        Sole member interest
                    ---------------------------------------------------------
                    Cursitor Alliance LLC                                                100.00%
                    ---------------------------------------------------------
                    Alliance Capital Management LLC                                      100.00%
                    ---------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                                   100.00%
                       ------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                      10    100.00%
                    ---------------------------------------------------------
                       ACAM Trust Company Private Ltd.                                   100.00%
                       ------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                               99.00%        AllianceBernstein Oceanic
                                                                                                        Corporation owns 1%
                       ------------------------------------------------------
                       ACM Software Services Ltd.                                        100.00%
                       ------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                  1,000    100.00%
                       ------------------------------------------------------
                       AllianceBernstein Japan Inc.
                       ------------------------------------------------------
                                AllianceBernstein Japan Ltd.                             100.00%
                       ------------------------------------------------------
                       AllianceBernstein Invest. Management Australia Limited            100.00%
                       ------------------------------------------------------
                                Far Eastern Alliance Asset Management                     20.00%        3rd parties = 80%
                                ---------------------------------------------
                       AllianceBernstein Global Derivatives Corp.               1,000    100.00%
                       ------------------------------------------------------
                       AllianceBernstein Investimentos (Brazil) Ltda.                     99.00%        AllianceBernstein Oceanic
                                                                                                        Corporation owns 1%
                       ------------------------------------------------------
                       AllianceBernstein Limited                              250,000    100.00%
                       ------------------------------------------------------
                                ACM Bernstein GmbH                                       100.00%
                                ---------------------------------------------
                                AllianceBernstein Services Limited              1,000    100.00%
                                ---------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                      3,999     99.98%        AllianceBernstein Oceanic
                                                                                                        Corporation owns .025%
                       ------------------------------------------------------
                                AllianceBernstein (France) SAS                           100.00%
                       ------------------------------------------------------
                                ACMBernstein (Deutschland) GmbH                          100.00%
                       ------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                           100.00%
                       ------------------------------------------------------
                       AllianceBernstein Australia Limited                                50.00%        3rd party (NMFM) owns 50%
                       ------------------------------------------------------
                       AllianceBernstein Canada, Inc.                          18,750    100.00%
                       ------------------------------------------------------
                       AllianceBernstein New Zealand Limited                              50.00%        3rd party (NMFM) owns 50%
                       ------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------

LISTING B - ALLIANCEBERNSTEIN CORPORATION
-----------------------------------------



                                                                                               State of        State of
                                                                                  Type of     Incorp. or      Principal     Federal
                                                                                 Subsidiary    Domicile       Operation     Tax ID #
                                                                                 ----------    --------       ---------     --------
AXA Financial, Inc.
----------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   ------------------------------------------------------------------------
     AXA Equitable Life Insurance Company*
     ----------------------------------------------------------------------
       Equitable Holdings, LLC
       --------------------------------------------------------------------
         AllianceBernstein Corporation
         ------------------------------------------------------------------
           AllianceBernstein L.P.
           ----------------------------------------------------------------
              AllianceBernstein Corporation of Delaware (Cont'd)
              -------------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Investment Research (Proprietary) Limited     Operating    So Africa   So Africa        -
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein (Singapore) Ltd.                              Operating    Singapore   Singapore        -
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Capital (Mauritius) Private Ltd.                          HCO       Mauritius   Mauritius        -
                          -------------------------------------------------------------------------------------------------------
                          Alliance Capital Asset Management (India) Private      Operating      India       India          -
                          -------------------------------------------------------------------------------------------------------
                          AllianceBernstein Invest. Res. & Manag. (India) Pvt.   Operating      India       India          -
                          -------------------------------------------------------------------------------------------------------
                 AllianceBernstein Oceanic Corporation                              HCO          DE           NY      13-3441277
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Capital Real Estate, Inc.                              Operating       DE           NY      13-3441277
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Corporate Finance Group Incorporated                   Operating       DE           NY      52-1671668
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Eastern Europe, Inc.                                      HCO          DE           NY      13-3802178
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein ESG Venture Management, L.P.                     HCO          DE           NY           -
                 ----------------------------------------------------------------------------------------------------------------
                          AllianceBernstein Venture Fund 1, L.P.                 Operating       DE           NY           -
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Investments, Inc.                             Operating       DE           NY      13-3191825
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Investor Services, Inc.                       Operating       DE           TX      13-3211780
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Hong Kong Limited                             Operating    Hong Kong   Hong Kong        -
                 ----------------------------------------------------------------------------------------------------------------
                          AllianceBernstein Taiwan Limited                       Operating     Taiwan       Taiwan         -
                          -------------------------------------------------------------------------------------------------------
                          ACM New-Alliance (Luxembourg) S.A.                     Operating      Lux.         Lux.          -
                 ----------------------------------------------------------------------------------------------------------------
                 Sanford C. Bernstein Limited                                    Operating      U.K.         U.K.          -
                 ----------------------------------------------------------------------------------------------------------------
                          Sanford C. Bernstein (CREST Nominees) Ltd.             Operating      U.K.         U.K.          -
                 ----------------------------------------------------------------------------------------------------------------
                 Sanford C. Bernstein Proprietary Limited                        Operating    Australia   Australia        -
                 ----------------------------------------------------------------------------------------------------------------
                 Whittingdale Holdings Ltd.                                         HCO         U.K.         U.K.          -
                 ----------------------------------------------------------------------------------------------------------------
                          ACM Investments Limited                                Operating      U.K.         U.K.          -
                          -------------------------------------------------------------------------------------------------------
                          AllianceBernstein Fixed Income Limited                 Operating      U.K.         U.K.          -
                          -------------------------------------------------------------------------------------------------------
                                                                                     Number     Parent's
                                                                                       of      Percent of
                                                                                     Shares    Ownership           Comments
                                                                                     Owned     or Control   (e.g., Basis of Control)
                                                                                     -----     ----------   ------------------------
AXA Financial, Inc.
----------------------------------------------------------------------------------
  AXA Equitable Financial Services, LLC   (Note 2)
  --------------------------------------------------------------------------------
     AXA Equitable Life Insurance Company*
     -----------------------------------------------------------------------------
        Equitable Holdings, LLC
        --------------------------------------------------------------------------
           AllianceBernstein Corporation
           -----------------------------------------------------------------------
              AllianceBernstein L.P.
              --------------------------------------------------------------------
                 AllianceBernstein Corporation of Delaware (Cont'd)
                 -----------------------------------------------------------------
                    AllianceBernstein Investment Research (Proprietary) Limited                100.00%
                    --------------------------------------------------------------
                    AllianceBernstein (Singapore) Ltd.                                         100.00%
                    --------------------------------------------------------------
                    Alliance Capital (Mauritius) Private Ltd.                                  100.00%
                       -----------------------------------------------------------
                       Alliance Capital Asset Management (India) Private Ltd                    75.00%     3rd party (Ankar Capital
                                                                                                           India Pvt. Ltd.) owns 25%
                       -----------------------------------------------------------
                       AllianceBernstein Invest. Res. & Manag. (India) Pvt.                    100.00%
                       -----------------------------------------------------------
                    AllianceBernstein Oceanic Corporation                            1,000     100.00%
                    --------------------------------------------------------------
                    Alliance Capital Real Estate, Inc.                                         100.00%
                    --------------------------------------------------------------
                    Alliance Corporate Finance Group Incorporated.                   1,000     100.00%
                    --------------------------------------------------------------
                    Alliance Eastern Europe, Inc.                                              100.00%
                    --------------------------------------------------------------
                    AllianceBernstein ESG Venture Management, L.P.                             100.00%    General Partner to EGG Fun
                    --------------------------------------------------------------
                       AllianceBernstein Venture Fund 1, L.P.                                   10.00%    GP Interest
                    --------------------------------------------------------------
                    AllianceBernstein Investments, Inc.                              100       100.00%
                    --------------------------------------------------------------
                    AllianceBernstein Investor Services, Inc.                        100       100.00%
                    --------------------------------------------------------------
                    AllianceBernstein Hong Kong Limited                                        100.00%
                    --------------------------------------------------------------
                       AllianceBernstein Taiwan Limited                                         99.00%     Others own 1%
                       -----------------------------------------------------------
                       ACM New-Alliance (Luxembourg) S.A.                                       99.00%     AllianceBernstein Oceanic
                                                                                                           Corporation owns 1%
                    --------------------------------------------------------------
                    Sanford C. Bernstein Limited                                               100.00%
                    --------------------------------------------------------------
                       Sanford C. Bernstein (CREST Nominees) Ltd.                              100.00%
                    --------------------------------------------------------------
                    Sanford C. Bernstein Proprietary Limited                                   100.00%     Inactive
                    --------------------------------------------------------------
                    Whittingdale Holdings Ltd.                                                 100.00%
                    --------------------------------------------------------------
                       ACM Investments Limited                                                 100.00%
                       -----------------------------------------------------------
                       AllianceBernstein Fixed Income Limited                                  100.00%
                       -----------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
LISTING C - MONY
----------------


                                                                                         State of        State of
                                                                            Type of     Incorp. or      Principal       Federal
                                                                           Subsidiary    Domicile       Operation      Tax ID #
                                                                           ----------    --------       ---------      ---------
AXA Financial, Inc.
--------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                           Operating        DE              CO        75-2961816
     ----------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                         Operating        DE              NY        13-4194065
     ----------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                           Operating        DE              NY        13-4194080
     ----------------------------------------------------------------------------------------------------------------------------
     MONY Life Insurance Company *                                         Insurance        NY              NY        13-1632487
     ----------------------------------------------------------------------------------------------------------------------------
        MONY International Holdings, LLC                                      HCO           DE              NY        13-3790446
        -------------------------------------------------------------------------------------------------------------------------
           MONY International Life Insurance Co. Seguros de Vida S.A.*     Insurance     Argentina      Argentina     98-0157781
           ----------------------------------------------------------------------------------------------------------------------
           MONY Financial Resources of the Americas Limited                   HCO         Jamaica        Jamaica
           ----------------------------------------------------------------------------------------------------------------------
           MONY Bank & Trust Company of the Americas, Ltd.                 Operating  Cayman Islands  Cayman Islands  98-0152047
           ----------------------------------------------------------------------------------------------------------------------
              MONY Consultoria e Corretagem de Seguros Ltda.               Operating      Brazil          Brazil
              -------------------------------------------------------------------------------------------------------------------
              MONY Life Insurance Company of the Americas, Ltd.*           Insurance  Cayman Islands  Cayman Islands  98-0152046
        -------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company of America*                            Insurance        AZ              NY        86-0222062
        -------------------------------------------------------------------------------------------------------------------------
        U.S. Financial Life Insurance Company *                            Insurance        OH              OH        38-2046096
        -------------------------------------------------------------------------------------------------------------------------
        MONY Financial Services, Inc.                                         HCO           DE              NY        11-3722370
        -------------------------------------------------------------------------------------------------------------------------
           Financial Marketing Agency, Inc.                                Operating        OH              OH        31-1465146
           ----------------------------------------------------------------------------------------------------------------------
           MONY Brokerage, Inc.                                            Operating        DE              PA        22-3015130
           ----------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Ohio, Inc.                           Operating        OH              OH        31-1562855
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Alabama, Inc.                        Operating        AL              AL        62-1699522
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Texas, Inc.                          Operating        TX              TX        74-2861481
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Massachusetts, Inc.                  Operating        MA              MA        06-1496443
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Washington, Inc.                     Operating        WA              WA        91-1940542
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of New Mexico, Inc.                     Operating        NM              NM        62-1705422
              -------------------------------------------------------------------------------------------------------------------
           1740 Ventures, Inc.                                             Operating        NY              NY        13-2848244
           ----------------------------------------------------------------------------------------------------------------------
           Enterprise Capital Management, Inc.                             Operating        GA              GA        58-1660289
           ----------------------------------------------------------------------------------------------------------------------
              Enterprise Fund Distributors, Inc.                           Operating        DE              GA        22-1990598
              -------------------------------------------------------------------------------------------------------------------
           MONY Assets Corp.                                                  HCO           NY              NY        13-2662263
           ----------------------------------------------------------------------------------------------------------------------
              MONY Benefits Management Corp.                               Operating        DE              NY        13-3363383
              -------------------------------------------------------------------------------------------------------------------
           1740 Advisers, Inc.                                             Operating        NY              NY        13-2645490
           ----------------------------------------------------------------------------------------------------------------------
           MONY Securities Corporation                                     Operating        NY              NY        13-2645488
           ----------------------------------------------------------------------------------------------------------------------
              Trusted Insurance Advisers General Agency Corp.              Operating        MN              NY        41-1941465
              -------------------------------------------------------------------------------------------------------------------
              Trusted Investment Advisers Corp.                            Operating        MN              NY        41-1941464
              -------------------------------------------------------------------------------------------------------------------

                                                                               Number     Parent's
                                                                                 of       Percent of
                                                                               Shares     Ownership            Comments
                                                                               Owned      or Control   (e.g., Basis of Control)
                                                                               -----      ----------   ------------------------
AXA Financial, Inc.
-------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     --------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -----------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                           100.00%
     --------------------------------------------------------------------
     MONY Capital Management, Inc.                                                         100.00%
     --------------------------------------------------------------------
     MONY Asset Management, Inc.                                                           100.00%
     --------------------------------------------------------------------
     MONY Life Insurance Company *                                                         100.00%
     --------------------------------------------------------------------
        MONY International Holdings, LLC                                                   100.00%
        -----------------------------------------------------------------
           MONY International Life Insurance Co. Seguros de Vida S.A.*                     100.00%
           --------------------------------------------------------------
           MONY Financial Resources of the Americas Limited                                 99.00%
           --------------------------------------------------------------
           MONY Bank & Trust Company of the Americas, Ltd.                                 100.00%
           --------------------------------------------------------------
              MONY Consultoria e Corretagem de Seguros Ltda.                                99.00%
              -----------------------------------------------------------
              MONY Life Insurance Company of the Americas, Ltd.*                           100.00%
        -----------------------------------------------------------------
        MONY Life Insurance Company of America*                                            100.00%
        -----------------------------------------------------------------
        U.S. Financial Life Insurance Company *                                 405,000    100.00%
        -----------------------------------------------------------------
        MONY Financial Services, Inc.                                             1,000    100.00%
        -----------------------------------------------------------------
           Financial Marketing Agency, Inc.                                          99     99.00%
           --------------------------------------------------------------
           MONY Brokerage, Inc.                                                   1,500    100.00%
           --------------------------------------------------------------
              MBI Insurance Agency of Ohio, Inc.                                      5    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Alabama, Inc.                                   1    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Texas, Inc.                                    10    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Massachusetts, Inc.                             5    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Washington, Inc.                                1    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of New Mexico, Inc.                                1    100.00%
              -----------------------------------------------------------
           1740 Ventures, Inc.                                                    1,000    100.00%
           --------------------------------------------------------------
           Enterprise Capital Management, Inc.                                      500    100.00%
           --------------------------------------------------------------
              Enterprise Fund Distributors, Inc.                                  1,000    100.00%
              -----------------------------------------------------------
           MONY Assets Corp.                                                    200,000    100.00%
           --------------------------------------------------------------
              MONY Benefits Management Corp.                                      9,000    100.00%
              -----------------------------------------------------------
           1740 Advisers, Inc.                                                   14,600    100.00%
           --------------------------------------------------------------
           MONY Securities Corporation                                            7,550    100.00%
           --------------------------------------------------------------
              Trusted Insurance Advisers General Agency Corp.                     1,000    100.00%
              -----------------------------------------------------------
              Trusted Investment Advisers Corp.                                       1    100.00%
              -----------------------------------------------------------


        -  As of February 18, 2005, MONY Realty Capital, Inc. was sold.
        -  As of February 2005, MONY Realty Partners, Inc. was dissolved
        - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLC and an individual holds one share of S stock for Jamaican regulatory reasons.
        - MONY Consultoria e Corretagem de Seguros Ltda., is 99% owned by MONY International Holdings, LLC and an individual holds one share of S stock for Brazilian regulatory reasons.
        - Financial Marketing Agency, Inc., is 99% owned by MONY International Holdings, LLC and an individual in Ohio holds one share of S stock for regulatory reasons.
        -  Enterprise Accumulation Trust was merged into EQAT on July 9, 2004
        -  MONY Series Funds, Inc. was merged into EQAT on July 9, 2004
        -  As of August 31, 2006, Sagamore Financial LLC was dissolved
        -  MONY Benefits Service Corp. was sold on January 26, 2007.
        - As of November 30, 2007, MONY Holdings LLC merged into AXA Equitable Financial Services, LLC.

Item 27.        Number of Contractowners
                ------------------------

                As of February 29, 2008, there were 856,403 Qualified Contract Owners and 40,819 Non-Qualified Contract Owners of EQUI-VEST certificates offered by the registrant under this Registration Statement.




Item 28.        Indemnification
                ---------------

           (a)  Indemnification of Directors and Officers

                The By-Laws of AXA Equitable Life Insurance Company("AXA Equitable") provide, in Article VII, as follows:

                   7.4  Indemnification of Directors, Officers and Employees.
                        (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                         (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                         (ii) any person made or threatened to be made a party
                              to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                        (iii) the related expenses of any such person in any
                              of said categories may be advanced by the Company.

                              (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

                The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Insurance Company, U. S. Specialty Insurance, St. Paul Travelers, and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

           (b) Indemnification of Principal Underwriters
           ---------------------------------------------
           To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, Inc. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, Inc. and AXA Advisors, LLC.

           (c) Undertaking
           ---------------

                Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriters
           ----------------------

           (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301 and I, and MONY's MONY Variable Account S, MONY America Variable Account S and Keynote Series Account. The principal business address of AXA Advisors,LLC and AXA Distributors, LLC. is 1290 Avenue of the Americas, NY,NY 10104.

           (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.


(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Director

*Andrew McMahon                       Chairman of the Board and Director

*Christine Nigro                      President and Director

*Richard Dziadzio                     Director

*Barbara Goodstein                    Director

*Nick Lane                            Director

*James A. Shepherdson                 Director

*Mark Wutt                            Executive Vice President

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 James Goodwin                        Senior Vice President
 333 Thornall Street
 Edison, NJ 08837

 Jeffrey Green                        Senior Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Kevin R. Byrne                       Senior Vice President and Treasurer

*Mark D. Godofsky                     Senior Vice President and Controller

*Patricia Roy                         Chief Compliance Officer

*Philip Pescatore                     Chief Risk Officer

*Camille Joseph Varlack               Secretary and Counsel

*Francesca Divone                     Assistant Secretary

*Maurya Keating                       Vice President and Counsel

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

*James A. Shepherdson                 Director and Chairman of the Board,
                                      President and Chief Executive Officer

*Philip Meserve                       Director and Executive Vice President of
                                      Business Development

*William Miller, Jr.                  Director, Executive Vice President and
                                      Chief Sales Officer

*Michael Gregg                        Executive Vice President

*Gary Hirschkron                      Executive Vice President

*James Mullery                        Executive Vice President

*Mitchell Waters                      Senior Vice President and National Sales
                                      Manager

*John Kennedy                         Senior Vice President, Managing Director
                                      and National Sales Manager

*Kirby Noel                           Senior Vice President and National Sales
                                      Manager

*Anthea Perkinson                     Senior Vice President and National
                                      Accounts Director, Financial Institutions

*Nelida Garcia                        Senior Vice President

*Eric Retzlaff                        Senior Vice President

*Michael McCarthy                     Senior Vice President and National Sales
                                      Manager

*Lance Carlson                        Senior Vice President

*Peter Golden                         Senior Vice President

*David Kahal                          Senior Vice President

*Kevin Kennedy                        Senior Vice President

*Diana Keary                          Senior Vice President

*Kathleen Leckey                      Senior Vice President

*John Leffew                          Senior Vice President

*Andrew Marrone                       Senior Vice President

*James O'Boyle                        Senior Vice President

*Ted Repass                           Senior Vice President

*Jon Sampson                          Senior Vice President

*Marian Sole                          Senior Vice President

*Lee Small                            Senior Vice President

*Mark Teitelbaum                      Senior Vice President

*Mark Totten                          Senior Vice President

*Mary Toumpas                         Senior Vice President

*Nicholas Volpe                       Senior Vice President

*Norman J. Abrams                     Vice President and General Counsel

*Camille Joseph Varlack               Secretary and Counsel

*Ronald R. Quist                      Vice President and Treasurer

*Kurt Auleta                          Vice President and Strategy Officer


         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30.        Location of Accounts and Records
                --------------------------------


                The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, NY 10104, 135 West 50th Street, New York, NY 10020 and 200 Plaza Drive, Secaucus, NJ 07096.


Item 31.        Management Services
                -------------------

                Not applicable.

Item 32.        Undertakings
                ------------

                The Registrant hereby undertakes:

                (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

                (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

                (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                AXA Equitable hereby represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in such case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts.

                The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it complies with the provisions of paragraphs (1) - (4) of that letter.

                The Registrant hereby further represents that it is relying upon Rule 6c-7 of the Investment Company Act of 1940 (the "1940 Act") in claiming an exemption from certain provisions of Sections 22(e) and 27 of the 1940 Act for registered separate accounts offering variable annuity contracts to participants in the Texas Optional Retirement Program. Further, AXA Equitable has or will comply with Rule 6c-7(a)-(d) of the 1940 Act with respect to Texas Optional Retirement Program participants.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 21st day of April, 2008.


                                          SEPARATE ACCOUNT A OF
                                          AXA EQUITABLE LIFE INSURANCE COMPANY
                                          (Registrant)

                                          By:    AXA Equitable Life Insurance
                                                 Company


                                          By:  /s/ Dodie Kent
                                               -------------------------
                                                   Dodie Kent
                                                   Vice President and
                                                   Associate General Counsel

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 21st day of April, 2008.




                                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)


                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Associate
                                              General Counsel
                                              AXA Equitable Life Insurance
                                              Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard S. Dziadzio                       Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert              Anthony J. Hamilton          Joseph H. Moglia
Christopher M. Condron        Mary R. (Nina) Henderson     Lorie A. Slutsky
Henri de Castries             James F. Higgins             Ezra Suleiman
Denis Duverne                 Scott D. Miller              Peter J. Tobin
Charlynn Goins


*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 21, 2008

                                  EXHIBIT INDEX
                                  --------------


EXHIBIT NO.                                                          TAG VALUE
-----------                                                          ---------

9(e)            Opinion and Consent of Counsel                       EX-99.9e

10(a)(i)        Consent of PricewaterhouseCoopers LLP                EX-99.10ai

10(a)(ii)       Consent of KPMG LLP                                  EX-99.10aii

10(e)           Powers of Attorney                                   EX-99.10e

26              AXA Organizational Charts 2007                       EX-99.26